                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
                   Investment Company Act file number 811-4146
                                    --------

                         MANUFACTURERS INVESTMENT TRUST
                         ------------------------------
               (Exact name of registrant as specified in charter)

                       73 TREMONT STREET, BOSTON, MA 02108
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

              GORDON M. SHONE, 73 TREMONT STREET, BOSTON, MA 02108
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 854-4300
                                 --------------
Date of fiscal year end: 12/31
                ------

Date of reporting period: 6/30/04
                -------

ITEM 1.  REPORTS TO STOCKHOLDERS.

MANUFACTURERS INVESTMENT TRUST SEMI-ANNUAL REPORT
PRESIDENT'S MESSAGE

July 31, 2004

Dear Fellow Investors:

I am pleased to present the 2004 semi-annual financial statements of the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan. The financial statements that follow reflect operations for the 6 months ending June 30, 2004. During this period, total net assets of the Trust increased by 15% from $26.2 billion to $30.2 billion.

US stocks were up only slightly through the end of second quarter despite positive economic news: nearly one million new jobs were created from March through May; first quarter GDP growth was a solid 3.9%; and consumer confidence hit a two-year high in June. However, good news was frequently overshadowed by rising interest rates, stubbornly high oil prices, continued unrest in Iraq and increased global terrorist threats.

As always, we encourage you to look beyond anticipated market fluctuations to the bigger economic picture and remain focused on your ultimate financial goals. At Manulife, with the expertise of 27 leading asset management firms, prudent investors have a best-of-class spectrum of portfolios from which to choose.

Restructurings this past May included adding six new portfolios, merging four portfolios, and adding five new asset management firms to our platform - American Century Investment Management, Legg Mason Funds Management, Pzena Investment Management, Sustainable Growth Advisers, and John Hancock Advisers.

Additionally, our clients are increasingly turning to our Lifestyle portfolios to help them pursue an asset allocation mix appropriate for their risk tolerance. These fund-of-fund portfolios, which invest in other Trust portfolios, offer investment risk management strategies ranging from conservative to aggressive. In May of 2003, we added asset classes to these portfolios including Natural Resources, Real Return Bond (TIPS), and International Small Cap. As of June 30, 2004, the Lifestyle portfolios represented 75% of total current net cash flows to the Trust. In addition, Lifestyle portfolio assets increased by 33.3% to a current total of $7.5 billion, representing 24.1% of the Trust's total assets.

We urge you to review your financial program regularly with your financial consultant to ensure that it continues to be structured in the best way to help you meet your goals. It may be the right time to reevaluate your mix of portfolios to take advantage of our new investment options or to increase your diversification among different asset classes.

Thank you for choosing Manulife Financial. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,

/s/ James D. Gallagher
---------------------------------------
JAMES D. GALLAGHER
President
Manufacturers Investment Trust

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT

                                                                                Page
                                                                                ----
Statements of Assets and Liabilities ........................................     1
Statements of Operations ....................................................    21
Statements of Changes in Net Assets .........................................    41
Financial Highlights ........................................................    68
Portfolio of Investments:
       Science & Technology Trust ...........................................   104
       Pacific Rim Trust (formerly, Pacific Rim Emerging Markets Trust) .....   105
       Health Sciences Trust ................................................   108
       Emerging Growth Trust ................................................   110
       Aggressive Growth Trust ..............................................   112
       Emerging Small Company Trust .........................................   117
       Small Company Blend Trust ............................................   119
       Small Company Trust ..................................................   123
       Dynamic Growth Trust .................................................   127
       Mid Cap Stock Trust ..................................................   128
       Natural Resources Trust ..............................................   130
       All Cap Growth Trust .................................................   131
       Strategic Opportunities Trust ........................................   133
       Financial Services Trust .............................................   136
       International Stock Trust ............................................   136
       Overseas Trust .......................................................   137
       International Small Cap Trust ........................................   140
       International Value Trust ............................................   142
       Quantitative Mid Cap Trust ...........................................   144
       Mid Cap Core Trust ...................................................   146
       Global Trust (formerly, Global Equity Trust) .........................   147
       Strategic Growth Trust ...............................................   149
       Capital Appreciation Trust ...........................................   151
       U.S. Global Leaders Growth Trust .....................................   153
       Quantitative All Cap Trust ...........................................   153
       All Cap Core Trust ...................................................   156
       Large Cap Growth Trust ...............................................   158
       Blue Chip Growth Trust ...............................................   160
       U.S. Large Cap Trust .................................................   163
       Core Equity Trust ....................................................   165
       Strategic Value Trust ................................................   166
       Large Cap Value Trust ................................................   167
       Classic Value Trust ..................................................   170
       Utilities Trust ......................................................   170
       Real Estate Securities Trust .........................................   172
       Small Cap Opportunities Trust ........................................   173
       Small Company Value Trust ............................................   175
       Special Value Trust ..................................................   178
       Mid Cap Value Trust ..................................................   180
       Value Trust ..........................................................   181
       All Cap Value Trust ..................................................   182

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT, CONTINUED

       Equity Index Trust ...................................................   185
       Fundamental Value Trust ..............................................   191
       Growth & Income Trust ................................................   193
       Great Companies-America Trust ........................................   194
       Quantitative Value Trust .............................................   195
       Equity-Income Trust ..................................................   197
       Income & Value Trust .................................................   199
       Global Allocation Trust ..............................................   210
       High Yield Trust .....................................................   217
       Strategic Bond Trust .................................................   225
       Strategic Income Trust ...............................................   234
       Global Bond Trust ....................................................   235
       Diversified Bond Trust ...............................................   241
       Investment Quality Bond Trust ........................................   250
       Total Return Trust ...................................................   262
       Real Return Bond Trust ...............................................   266
       U.S. Government Securities Trust .....................................   269
       Money Market Trust ...................................................   270
       Small Cap Index Trust ................................................   271
       Mid Cap Index Trust ..................................................   290
       Total Stock Market Index Trust .......................................   295
       500 Index Trust ......................................................   326
       Lifestyle Aggressive 1000 Trust ......................................   333
       Lifestyle Growth 820 Trust ...........................................   334
       Lifestyle Balanced 640 Trust .........................................   335
       Lifestyle Moderate 460 Trust .........................................   336
       Lifestyle Conservative 280 Trust .....................................   336
       American Growth Trust ................................................   337
       American International Trust .........................................   337
       American Blue Chip Income and Growth Trust ...........................   337
       American Growth-Income Trust .........................................   337
       Small-Mid Cap Growth Trust ...........................................   337
       Small-Mid Cap Trust ..................................................   339
       International Equity Select Trust ....................................   340
       Select Growth Trust ..................................................   340
       Global Equity Select Trust ...........................................   341
       Core Value Trust .....................................................   342
       High Grade Bond Trust ................................................   343
Notes to Financial Statements ...............................................   346
Trustees and Officers Information ...........................................   368
Results of Special Meeting of Shareholders ..................................   370

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                              SCIENCE &                           HEALTH          EMERGING
                                                             TECHNOLOGY        PACIFIC RIM       SCIENCES          GROWTH
                                                               TRUST              TRUST            TRUST            TRUST
                                                           ---------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value                        $   586,975,060    $ 100,456,001    $ 208,724,459    $ 265,160,309
     Securities on loan, at value  (Note 2)                     52,421,452       26,767,720                -       48,809,353
     Repurchase agreements, at value                             1,294,000        2,113,000        1,402,000        9,471,000
                                                           ---------------    -------------    -------------    -------------
     TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
        accompanying portfolio of investments)                 640,690,512      129,336,721      210,126,459      323,440,662
Cash                                                                   527                -              638              425
Foreign currency                                                         -        6,337,358                -                -
Receivables:
     Investments sold                                            6,912,702        1,578,972           17,690        6,323,934
     Fund shares sold                                                  154           30,678          117,569            3,127
     Dividends and interest                                        160,687          164,093            9,955           77,716
     Foreign tax withholding reclaims                                6,662                -            2,478                -
Other assets                                                        12,378            2,624            4,133              961
                                                           ---------------    -------------    -------------    -------------
     TOTAL ASSETS                                              647,783,622      137,450,446      210,278,922      329,846,825
                                                           ---------------    -------------    -------------    -------------

LIABILITIES
Payables:
     Investments purchased                                       1,395,215        1,245,220          564,679        2,888,981
     Fund shares redeemed                                        1,918,339          411,768          911,610          925,871
     Dividend and interest withholding tax                          11,812            9,860                -                -
     Deferred tax liability                                              -          126,078                -                -
     Due to custodian                                                    -           16,845                -                -
     Other payables and accrued expenses                            63,665           23,072           19,969           11,041
     Collateral for securities lending                          53,682,559       27,993,332                -       50,158,992
Written options outstanding, at value (Note 3)                           -                -        3,222,235                -
                                                           ---------------    -------------    -------------    -------------
     TOTAL LIABILITIES                                          57,071,590       29,826,175        4,718,493       53,984,885
                                                           ---------------    -------------    -------------    -------------
NET ASSETS                                                 $   590,712,032    $ 107,624,271    $ 205,560,429    $ 275,861,940
                                                           ===============    =============    =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                ($     2,503,735)   $     134,137   ($     817,196)  ($     230,000)
Accumulated undistributed net realized gain (loss) on
     investments, options, foreign currency
     and forward foreign currency contracts                 (1,075,737,000)     (11,098,927)       2,437,706       (3,881,466)
Unrealized appreciation (depreciation) on:
     Investments                                                69,724,766       10,176,861       31,485,741        2,869,659
     Written options contracts                                           -                -          (39,654)               -
     Foreign currency and forward foreign
        currency contracts                                             710          (80,910)              82                -
Capital shares at par value of $.01                                517,910          123,313          138,554          176,135
Additional paid-in capital                                   1,598,709,381      108,369,797      172,355,196      276,927,612
                                                           ---------------    -------------    -------------    -------------
NET ASSETS                                                 $   590,712,032    $ 107,624,271    $ 205,560,429    $ 275,861,940
                                                           ===============    =============    =============    =============
Investments in securities, including repurchase
        agreements and securities on loan, at
        identified cost                                    $   570,965,746    $ 119,159,860    $ 178,640,718    $ 320,571,003
                                                           ---------------    -------------    -------------    -------------
Foreign currency, at identified cost                                     -    $   6,416,402                -                -
                                                           ===============    =============    =============    =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $   519,466,241    $  79,733,048    $ 127,266,290    $ 263,167,879
                                                           ===============    =============    =============    =============
Shares Outstanding                                              45,539,405        9,128,097        8,566,812       16,801,092
                                                           ---------------    -------------    -------------    -------------
Net asset value, offering and redemption price per share   $         11.41    $        8.73    $       14.86    $       15.66
                                                           ===============    =============    =============    =============
SERIES II SHARES:
Net Assets at value                                        $    71,196,966    $  27,823,223    $  78,174,743    $  12,686,980
                                                           ===============    =============    =============    =============
Shares Outstanding                                               6,247,315        3,195,410        5,280,505          811,982
                                                           ---------------    -------------    -------------    -------------
Net asset value, offering and redemption price per share   $         11.40    $        8.71    $       14.80    $       15.62
                                                           ===============    =============    =============    =============
SERIES III SHARES+:
Net Assets at value                                        $        48,825    $      68,000    $     119,396    $       7,081
                                                           ===============    =============    =============    =============
Shares Outstanding                                                   4,281            7,798            8,037              452
                                                           ---------------    -------------    -------------    -------------
Net asset value, offering and redemption price per share   $         11.41    $        8.72    $       14.86    $       15.66
                                                           ===============    =============    =============    =============

+ Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30 , 2004.

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                                  AGGRESSIVE        EMERGING       SMALL COMPANY        SMALL
                                                                    GROWTH        SMALL COMPANY        BLEND           COMPANY
                                                                    TRUST             TRUST            TRUST            TRUST
                                                                 -------------    -------------    -------------    ------------
ASSETS
Investments in securities, at value                              $ 381,876,433    $ 490,619,811    $ 208,940,487    $ 37,013,754
     Securities on loan, at value  (Note 2)                         78,436,126      121,535,792       52,246,225       9,138,338
     Repurchase agreements, at value                                26,257,000        2,593,000        2,036,000         348,000
                                                                 -------------    -------------    -------------    ------------
     TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
        accompanying portfolio of investments)                     486,569,559      614,748,603      263,222,712      46,500,092
Cash                                                                       113              853              629          34,101
Receivables:
     Investments sold                                                1,779,505        3,446,322          283,798         794,738
     Fund shares sold                                                      100           30,817          127,888               -
     Dividends and interest                                             74,467           76,214          262,205          17,396
     Foreign tax withholding reclaims                                        -                -              534               -
Other assets                                                             5,924           10,456            4,296             598
                                                                 -------------    -------------    -------------    ------------
     TOTAL ASSETS                                                  488,429,668      618,313,265      263,902,062      47,346,925
                                                                 -------------    -------------    -------------    ------------

LIABILITIES
Payables:
     Investments purchased                                           1,261,753        1,885,822          255,214         845,626
     Fund shares redeemed                                              932,659        1,010,496          140,888         130,221
     Dividend and interest withholding tax                                  55              253            3,972              41
     Other payables and accrued expenses                                35,832           50,147           25,905           7,133
     Collateral for securities lending                              80,263,203      124,329,887       53,896,498       9,362,979
Written options outstanding, at value ( Note 3)                         30,280                -                -               -
                                                                 -------------    -------------    -------------    ------------
     TOTAL LIABILITIES                                              82,523,782      127,276,605       54,322,477      10,346,000
                                                                 -------------    -------------    -------------    ------------
NET ASSETS                                                       $ 405,905,886    $ 491,036,660    $ 209,579,585    $ 37,000,925
                                                                 =============    =============    =============    ============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      ($   1,312,168)  ($  2,032,374)   ($    257,458)   ($    26,934)
Accumulated undistributed net realized gain (loss) on
     investments, options, foreign currency
     and forward foreign currency contracts                       (132,040,521)     (43,296,181)     (37,678,544)          7,187
Unrealized appreciation (depreciation) on:
     Investments                                                    51,634,856       67,304,206       15,484,951       2,064,121
     Written options contracts                                         (11,466)               -                -               -
     Foreign currency and forward foreign currency contracts                 -                3                2               -
Capital shares at par value of $.01                                    292,746          179,848          183,296          28,026
Additional paid-in capital                                         487,342,439      468,881,158      231,847,338      34,928,525
                                                                 -------------    -------------    -------------    ------------
NET ASSETS                                                       $ 405,905,886    $ 491,036,660    $ 209,579,585    $ 37,000,925
                                                                 =============    =============    =============    ============
Investments in securities, including repurchase agreements and
     securities on loan, at identified cost                      $ 434,934,703    $ 547,444,397    $ 247,737,761    $ 44,435,971
                                                                 =============    =============    =============    ============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                              $ 308,934,207    $ 391,023,949    $ 140,991,329    $ 20,188,928
                                                                 =============    =============    =============    ============
Shares Outstanding                                                  22,272,932       14,312,685       12,320,613       1,528,993
                                                                 -------------    -------------    -------------    ------------
Net asset value, offering and redemption price per share         $       13.87    $       27.32    $       11.44    $      13.20
                                                                 =============    =============    =============    ============

Series II Shares:
Net Assets at value                                              $  96,951,213    $  99,994,737    $  68,588,256    $ 16,810,859
                                                                 =============    =============    =============    ============
Shares Outstanding                                                   7,000,193        3,671,445        6,009,009       1,273,484
                                                                 -------------    -------------    -------------    ------------
Net asset value, offering and redemption price per share         $       13.85    $       27.24    $       11.41    $      13.20
                                                                 =============    =============    =============    ============

SERIES III SHARES+:
Net Assets at value                                              $      20,466    $      17,974                -    $      1,138
                                                                 =============    =============    -------------    ============
Shares Outstanding                                                       1,476              658                -              86
                                                                 -------------    -------------    -------------    ------------
Net asset value, offering and redemption price per share         $       13.87    $       27.32                -    $      13.20
                                                                 =============    =============    =============    ============

+ Net assets and shares outstanding have been rounded for presentation purposes The net asset value is as reported on June 30 , 2004.

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                                  DYNAMIC          MID CAP         NATURAL         ALL CAP
                                                                  GROWTH            STOCK         RESOURCES         GROWTH
                                                                   TRUST            TRUST           TRUST           TRUST
                                                               -------------    -------------    ------------   -------------
ASSETS
Investments in securities, at value                            $ 165,708,627    $ 472,230,956    $353,538,098   $ 567,214,642
     Securities on loan, at value (Note)                          34,972,222       59,257,204      61,814,162      33,496,807
     Repurchase agreements, at value                               8,350,000       31,421,000      17,511,000      10,429,000
                                                               -------------    -------------    ------------   -------------
     TOTAL INVESTMENTS IN SECURITIES, AT VALUE
        (See accompanying portfolio of investments)              209,030,849      562,909,160     432,863,260     611,140,449
Cash                                                                     568              471             122              57
Foreign currency                                                           -                -          50,245               -
Receivables:
     Investments sold                                                180,728       11,098,911       4,811,365       8,489,172
     Fund shares sold                                                      -              159             100          90,482
     Dividends and interest                                           72,807          130,645         940,495         271,405
     Foreign tax withholding reclaims                                      -                -          19,328               -
Other assets                                                           3,400            8,926           5,681          12,165
                                                               -------------    -------------    ------------   -------------
     TOTAL ASSETS                                                209,288,352      574,148,272     438,690,596     620,003,730
                                                               -------------    -------------    ------------   -------------

LIABILITIES
Payables:
     Investments purchased                                         3,359,873       17,117,251       1,785,184               -
     Fund shares redeemed                                            291,248          685,245       1,536,633         819,498
     Dividend and interest withholding tax                                 -            7,588         110,817          10,591
     Other payables and accrued expenses                              32,329           46,219          20,785          66,029
     Collateral for securities lending                            35,784,931       60,867,268      63,341,366      34,264,452
Written options outstanding, at value (Note 3)                             -                -               -         172,900
                                                               -------------    -------------    ------------   -------------
     TOTAL LIABILITIES                                            39,468,381       78,723,571      66,794,785      35,333,470
                                                               -------------    -------------    ------------   -------------
NET ASSETS                                                     $ 169,819,971    $ 495,424,701    $371,895,811   $ 584,670,260
                                                               =============    =============    ============   =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                    ($    651,532)   ($  1,249,001)   $    900,699   ($  1,228,456)
Accumulated undistributed net realized gain (loss) on
     investments, options, foreign currency
     and forward foreign currency contracts                     (174,418,843)       2,511,500      12,389,453    (267,527,027)
Unrealized appreciation (depreciation) on:
     Investments                                                  26,335,741       72,695,567      37,857,070      85,646,336
     Written options contracts                                             -                -               -        (128,444)
     Foreign currency and forward foreign currency contracts               -             (760)          1,186            (572)
Capital shares at par value of $.01                                  384,363          383,227         204,807         397,361
Additional paid-in capital                                       318,170,242      421,084,168     320,542,596     767,511,062
                                                               -------------    -------------    ------------   -------------
NET ASSETS                                                     $ 169,819,971    $ 495,424,701    $371,895,811   $ 584,670,260
                                                               =============    =============    ============   =============
Investments in securities, including repurchase agreements
        and securities on loan, at identified cost             $ 182,695,108    $ 490,213,593    $395,006,190   $ 525,494,113
                                                               -------------    -------------    ------------   -------------
Foreign currency, at identified cost                                       -                -    $     50,055               -
                                                               =============    =============    ============   =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                            $ 130,637,237    $ 315,572,072    $179,112,041   $ 479,962,749
                                                               =============    =============    ============   =============
Shares Outstanding                                                29,547,925       24,378,665       9,851,087      32,600,742
                                                               -------------    -------------    ------------   -------------
Net asset value, offering and redemption price per share       $        4.42    $       12.94    $      18.18   $       14.72
                                                               =============    =============    ============   =============

SERIES II SHARES:
Net Assets at value                                            $  39,182,734    $ 179,803,141    $192,663,697   $ 104,682,594
                                                               =============    =============    ============   =============
Shares Outstanding                                                 8,888,414       13,940,238      10,622,967       7,133,634
                                                               -------------    -------------    ------------   -------------
Net asset value, offering and redemption price per share       $        4.41    $       12.90    $      18.14   $       14.67
                                                               =============    =============    ============   =============

SERIES III SHARES:
Net Assets at value                                                        -    $      49,488    $    120,073   $      24,917
                                                               =============    =============    ============   =============
Shares Outstanding                                                         -            3,823           6,613           1,693
                                                               -------------    -------------    ------------   -------------
Net asset value, offering and redemption price per share                   -    $       12.94    $      18.16   $       14.72
                                                               =============    =============    ============   =============

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                                     STRATEGIC        FINANCIAL      INTERNATIONAL
                                                                   OPPORTUNITIES       SERVICES          STOCK         OVERSEAS
                                                                       TRUST            TRUST            TRUST          TRUST
                                                                 ---------------    ------------    ---------------  -------------
ASSETS
Investments in securities, at value                              $   526,208,884    $ 94,100,325    $ 490,122,916    $ 603,178,556
     Securities on loan, at value (Note 2)                            82,528,419       5,010,192       89,281,415      127,502,458
     Repurchase agreements, at value                                  19,156,000              --        1,401,000       83,338,000
                                                                 ---------------    ------------    -------------    -------------
     TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
     accompanying portfolio of investment)                           627,893,303      99,110,517      580,805,331      814,019,014
Cash                                                                         988             831              400              785
Foreign currency                                                           4,304              --        4,236,799          331,503
Receivables:
     Investments sold                                                  8,743,798              --               --          161,509
     Fund shares sold                                                         --          39,615        2,185,364        2,515,821
     Dividends and interest                                              360,301         139,867          608,503          543,396
     Foreign tax withholding reclaims                                      4,860          27,031           78,882           64,649
Other assets                                                              10,778           2,499            8,301            9,333
                                                                 ---------------    ------------    -------------    -------------
     TOTAL ASSETS                                                    637,018,332      99,320,360      587,923,580      817,646,010
                                                                 ---------------    ------------    -------------    -------------
LIABILITIES
Payables:
     Investments purchased                                            12,008,729              --        7,709,601       42,449,085
     Fund shares redeemed                                                788,841         186,071               --               --
     Dividend and interest withholding tax                                10,845              --           65,531           50,224
     Other payables and accrued expenses                                  72,651          15,921           44,941           58,593
     Collateral for securities lending                                84,560,236       5,123,400       94,025,445      131,206,379
                                                                 ---------------    ------------    -------------    -------------
     TOTAL LIABILITIES                                                97,441,302       5,325,392      101,845,518      173,764,281
                                                                 ---------------    ------------    -------------    -------------
NET ASSETS                                                       $   539,577,030    $ 93,994,968    $ 486,078,062    $ 643,881,729
                                                                 ===============    ============    =============    =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      ($       813,092)   $    130,871    $   3,419,167    $   2,053,734
Accumulated undistributed net realized gain (loss) on
     investments, futures, foreign currency
     and forward foreign currency contracts                         (633,598,394)     (3,121,836)    (108,756,265)    (145,446,314)
Unrealized appreciation (depreciation) on:
     Investments                                                      59,422,436      15,535,871       63,185,693       41,832,217
     Foreign currency and forward foreign currency contracts                 (90)            709          (16,974)          22,603
Capital shares at par value of $.01                                      530,341          72,600          501,416          677,082
Additional paid-in capital                                         1,114,035,829      81,376,753      527,745,025      744,742,407
                                                                 ---------------    ------------    -------------    -------------
NET ASSETS                                                       $   539,577,030    $ 93,994,968    $ 486,078,062    $ 643,881,729
                                                                 ===============    ============    =============    =============

Investments in securities, including repurchase agreements and
     securities on loan, at identified cost                      $   568,470,867    $ 83,574,646    $ 517,619,638    $ 772,186,797
                                                                 ---------------    ------------    -------------    -------------
Foreign currency, at identified cost                             $         4,394              --    $   4,255,332    $     474,167
                                                                 ===============    ============    =============    =============

NET ASSET VALUES:
SERIES I SHARES:

Net Assets at value                                              $   512,439,111    $ 52,601,741    $ 320,902,753    $ 439,227,631
                                                                 ===============    ============    =============    =============
Shares Outstanding                                                    50,364,428       4,056,314       33,082,697       46,147,629
                                                                 ---------------    ------------    -------------    -------------
Net asset value, offering and redemption price per share         $         10.17    $      12.97    $        9.70    $        9.52
                                                                 ===============    ============    =============    =============

SERIES II SHARES:
Net Assets at value                                              $    27,137,919    $ 41,362,837    $ 165,119,062    $ 204,586,014
                                                                 ===============    ============    =============    =============
Shares Outstanding                                                     2,669,629       3,201,340       17,053,117       21,553,434
                                                                 ---------------    ------------    -------------    -------------
Net asset value, offering and redemption price per share         $         10.17    $      12.92    $        9.68    $        9.49
                                                                 ===============    ============    =============    =============

SERIES III SHARES:
Net Assets at value                                                           --    $     30,390    $      56,247    $      68,084
                                                                 ===============    ============    =============    =============
Shares Outstanding                                                            --           2,348            5,811            7,168
                                                                 ---------------    ------------    -------------    -------------
Net asset value, offering and redemption price per share                      --    $      12.94    $        9.68    $        9.50
                                                                 ===============    ============    =============    =============

      The accompanying notes are integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                     INTERNATIONAL    INTERNATIONAL    QUANTITATIVE        MID CAP
                                                       SMALL CAP          VALUE           MID CAP           CORE
                                                         TRUST            TRUST            TRUST            TRUST
                                                     -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value                  $ 383,262,997    $ 617,095,457    $ 134,170,001    $ 49,963,472
     Securities on loan, at value  (Note 2)             58,803,172      113,974,564       16,307,019       1,046,200
     Repurchase agreements, at value                    20,852,000       31,188,000        5,138,000      13,416,000
                                                     -------------    -------------    -------------    ------------
     TOTAL INVESTMENTS IN SECURITIES, AT VALUE
    (See accompanying portfolio of investment)         462,918,169      762,258,021      155,615,020      64,425,672
Cash                                                           705              583          345,880             550
Foreign currency                                         2,668,683           49,830               --             602
Receivables:
     Investments sold                                    3,383,813        1,367,905        9,327,657              --
     Fund shares sold                                          371        1,110,028            2,115         234,303
     Dividends and interest                                773,556        1,255,623           60,073          41,162
     Foreign tax withholding reclaims                      111,224           99,292               --              --
Other assets                                                 7,790            9,075            2,479           1,173
                                                     -------------    -------------    -------------    ------------
     TOTAL ASSETS                                      469,864,311      766,150,357      165,353,224      64,703,462
                                                     -------------    -------------    -------------    ------------

LIABILITIES
Payables:

     Investments purchased                               5,379,996        3,246,475       12,701,005              --
     Fund shares redeemed                                1,032,888               --          373,018          21,066
     Dividend and interest withholding tax                  84,159          150,214               --              --
     Deferred tax liability                                259,446               --               --              --
     Other payables and accrued expenses                    35,304           38,720           17,777          18,981
     Collateral for securities lending                  61,971,889      119,259,804       16,718,586       1,073,874
                                                     -------------    -------------    -------------    ------------
     TOTAL LIABILITIES                                  68,763,682      122,695,213       29,810,386       1,113,921
                                                     -------------    -------------    -------------    ------------
NET ASSETS                                           $ 401,100,629    $ 643,455,144    $ 135,542,838    $ 63,589,541
                                                     =============    =============    =============    ============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)           $   4,191,126    $   7,064,469   ($      88,558)  ($     59,057)
Accumulated undistributed net realized gain
     (loss) on investments, foreign currency
     and forward foreign currency contracts           (111,859,305)     (18,617,460)     (23,632,361)      4,856,589
Unrealized appreciation (depreciation) on:
     Investments                                        93,574,234       74,918,361       19,428,395       5,727,713
     Foreign currency and forward foreign currency
     contracts                                              82,324              884               --              --
Capital shares at par value of $.01                        256,919          503,558          115,427          38,706
Additional paid-in capital                             414,855,331      579,585,332      139,719,935      53,025,590
                                                     -------------    -------------    -------------    ------------
NET ASSETS                                           $ 401,100,629    $ 643,455,144    $ 135,542,838    $ 63,589,541
                                                     =============    =============    =============    ============
Investments in securities, including repurchase
     agreements and securities on loan, at
     identified cost                                 $ 369,343,935    $ 687,339,660    $ 136,186,625    $ 58,697,959
                                                     -------------    -------------    -------------    ------------
Foreign currency, at identified cost                 $   2,601,906    $      60,441               --    $        602
                                                     =============    =============    =============    ============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                  $ 277,196,610    $ 381,885,207    $ 125,090,642    $ 17,916,022
                                                     =============    =============    =============    ============
Shares Outstanding                                      17,745,036       29,848,057       10,648,968       1,088,948
                                                     -------------    -------------    -------------    ------------
Net asset value, offering and redemption price
     per share                                       $       15.62    $       12.79    $       11.75    $      16.45
                                                     =============    =============    =============    ============

SERIES II SHARES:
Net Assets at value                                  $ 123,856,058    $ 261,520,521    $  10,452,196    $ 45,663,697
                                                     =============    =============    =============    ============
Shares Outstanding                                       7,943,789       20,503,864          893,699       2,781,036
                                                     -------------    -------------    -------------    ------------
Net asset value, offering and redemption price
     per share                                       $       15.59    $       12.75    $       11.70    $      16.42
                                                     =============    =============    =============    ============

SERIES III SHARES:
Net Assets at value                                  $      47,961    $      49,416               --    $      9,822
                                                     =============    =============    =============    ============
Shares Outstanding                                           3,074            3,870               --             597
                                                     -------------    -------------    -------------    ------------
Net asset value, offering and redemption
     price per share                                 $       15.60    $       12.77               --    $      16.45
                                                     =============    =============    =============    ============

      The accompanying notes are integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                                             STRATEGIC           CAPITAL       U.S. GLOBAL
                                                              GLOBAL           GROWTH         APPRECIATION   LEADERS GROWTH
                                                              TRUST             TRUST             TRUST          TRUST
                                                           -------------    -------------    -------------    -------------
ASSETS
Investments in securities, at value                        $ 357,934,750    $ 329,782,304    $ 205,791,065    $ 5,217,705
     Securities on loan, at value (Note 2)                    57,420,812       22,146,744        1,817,415        546,687
     Repurchase agreements, at value                          12,463,000               --               --        336,000
                                                           -------------    -------------    -------------    -----------
     TOTAL INVESTMENTS IN SECURITIES, AT VALUE
     (See accompanying portfolio of investments)             427,818,562      351,929,048      207,608,480      6,100,392
Cash                                                                 827              849           93,309            471
Foreign currency                                               4,714,485               --               --             --
Receivables:
     Investments sold                                          3,617,538        4,950,123        1,483,424             --
     Fund shares sold                                             15,464          281,309              100         21,333
     Dividends and interest                                      498,865          158,134          176,802          3,139
     Foreign tax withholding reclaims                             30,767               --            2,998             --
     Due from adviser                                                 --               --               --          3,826
Other assets                                                       8,275            6,205            4,134             68
                                                           -------------    -------------    -------------    -----------
     TOTAL ASSETS                                            436,704,783      357,325,668      209,369,247      6,129,229
                                                           -------------    -------------    -------------    -----------

LIABILITIES
Payables:

     Investments purchased                                     2,929,782       20,108,327        1,405,431        184,348
     Fund shares redeemed                                        745,249           80,470          177,767             --
     Dividend and interest withholding tax                        38,527            1,604           14,420             --
     Other payables and accrued expenses                          48,229           31,677           28,647          6,146
     Collateral for securities lending                        59,087,378       22,722,804        1,858,675        560,050
                                                           -------------    -------------    -------------    -----------
     TOTAL LIABILITIES                                        62,849,165       42,944,882        3,484,940        750,544
                                                           -------------    -------------    -------------    -----------
NET ASSETS                                                 $ 373,855,618    $ 314,380,786    $ 205,884,307    $ 5,378,685
                                                           =============    =============    =============    ===========

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 $   3,619,850   ($     439,028)  ($     290,427)  ($     1,760)
Accumulated undistributed net realized gain
     (loss) on investments, foreign currency
     and forward foreign currency contracts                  (86,249,727)      (7,786,829)      (9,608,724)          (450)
Unrealized appreciation (depreciation) on:
     Investments                                              20,466,061       18,594,340       26,163,713         93,856
     Foreign currency and forward foreign currency
     contracts                                                    62,177               --               --             --
Capital shares at par value of $.01                              281,146          310,297          248,628          4,227
Additional paid-in capital                                   435,676,111      303,702,006      189,371,117      5,282,812
                                                           -------------    -------------    -------------    -----------
NET ASSETS                                                 $ 373,855,618    $ 314,380,786    $ 205,884,307    $ 5,378,685
                                                           =============    =============    =============    ===========
Investments in securities, including repurchase
     agreements and securities on loan, at identified
     cost                                                  $ 407,352,501    $ 333,334,708    $ 181,444,767    $ 6,006,536
                                                           -------------    -------------    -------------    -----------
Foreign currency, at identified cost                       $   4,652,501               --               --             --
                                                           =============    =============    =============    ===========

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $ 350,439,845    $ 190,485,333    $ 117,073,783    $ 2,546,685
                                                           =============    =============    =============    ===========
Shares Outstanding                                            26,348,470       18,779,560       14,118,629        200,110
                                                           -------------    -------------    -------------    -----------
Net asset value, offering and redemption price per share   $       13.30    $       10.14    $        8.29    $     12.73
                                                           =============    =============    =============    ===========

Series II Shares:
Net Assets at value                                        $  23,371,624    $ 123,861,759    $  88,796,531    $ 2,832,000
                                                           =============    =============    =============    ===========
Shares Outstanding                                             1,762,767       12,246,838       10,742,511        222,584
                                                           -------------    -------------    -------------    -----------
Net asset value, offering and redemption price per share   $       13.26    $       10.11    $        8.27    $     12.72
                                                           =============    =============    =============    ===========

SERIES III SHARES:
Net Assets at value                                        $      44,149    $      33,694    $      13,993             --
                                                           =============    =============    =============    ===========
Shares Outstanding                                                 3,327            3,322            1,688             --
                                                           -------------    -------------    -------------    -----------
Net asset value, offering and redemption price per share   $       13.27    $       10.14    $        8.29             --
                                                           =============    =============    =============    ===========

      The accompanying notes are integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                           QUANTITATIVE         ALL           LARGE CAP          BLUE CHIP
                                                              ALL CAP        CAP CORE           GROWTH             GROWTH
                                                               TRUST           TRUST            TRUST              TRUST
                                                           -------------    -------------    -------------    ---------------
ASSETS
Investments in securities, at value                        $ 330,838,595    $ 252,351,030    $ 487,137,117    $ 1,616,857,537
     Securities on loan, at value (Note 2)                    13,869,436       14,733,502       26,613,491         65,451,598
     Repurchase agreements, at value                           4,576,000       18,875,000       10,571,000            948,000
                                                           -------------    -------------    -------------    ---------------
     TOTAL INVESTMENTS IN SECURITIES, AT VALUE
     (See accompanying portfolio of investments)             349,284,031      285,959,532      524,321,608      1,683,257,135

Cash                                                                  95              594              519                935
Foreign currency                                                      --               --            4,550                 --
Receivables:
     Investments sold                                         22,090,315               --          584,160          6,589,643
     Fund shares sold                                                100            1,144           25,240            221,333
     Variation margin for open futures contracts                      --          114,057               --                 --
     Dividends and interest                                      200,061          246,821          329,390          1,267,269
     Foreign tax withholding reclaims                                 --               --              366              1,178
Other assets                                                         904            5,374            9,870             30,757
                                                           -------------    -------------    -------------    ---------------
     TOTAL ASSETS                                            371,575,506      286,327,522      525,275,703      1,691,368,250
                                                           -------------    -------------    -------------    ---------------

LIABILITIES
Payables:
     Investments purchased                                    26,694,797               --          189,159          9,971,376
     Fund shares redeemed                                        748,921        1,174,247          714,372          3,365,775
     Dividend and interest withholding tax                         2,196               --               --             15,800
     Other payables and accrued expenses                           5,883           38,797           56,050            151,068
     Collateral for securities lending                        14,185,238       15,105,741       27,322,057         66,932,055
                                                           -------------    -------------    -------------    ---------------
     TOTAL LIABILITIES                                        41,637,035       16,318,785       28,281,638         80,436,074
                                                           -------------    -------------    -------------    ---------------
NET ASSETS                                                 $ 329,938,471    $ 270,008,737    $ 496,994,065    $ 1,610,932,176
                                                           =============    =============    =============    ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 $     483,812    $     919,872    $     504,195    $       630,126
Accumulated undistributed net realized gain (loss) on
     investments, futures, foreign currency
     and forward foreign currency contracts                     (663,973)    (312,272,787)    (219,101,846)      (204,976,860)
Unrealized appreciation (depreciation) on:
     Investments                                               4,098,217       26,499,175       56,895,907        189,770,024
     Futures contracts                                                --          590,280               --                 --
     Foreign currency and forward foreign currency
     contracts                                                        --               --              (47)                --
Capital shares at par value of $.01                              216,081          185,071          512,581          1,013,124
Additional paid-in capital                                   325,804,334      554,087,126      658,183,275      1,624,495,762
                                                           -------------    -------------    -------------    ---------------
NET ASSETS                                                 $ 329,938,471    $ 270,008,737    $ 496,994,065    $ 1,610,932,176
                                                           =============    =============    =============    ===============
Investments in securities, including repurchase
     agreements and securities on loan, at identified
     cost                                                  $ 345,185,814    $ 259,460,357    $ 467,425,701    $ 1,493,487,111
                                                           -------------    -------------    -------------    ---------------
Foreign currency, at identified cost                                  --               --    $       4,610                 --
                                                           =============    =============    =============    ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $ 326,504,531    $ 258,997,710    $ 399,852,551    $ 1,288,995,716
                                                           =============    =============    =============    ===============
Shares Outstanding                                            21,382,931       17,750,565       41,214,790         81,004,734
                                                           -------------    -------------    -------------    ---------------
Net asset value, offering and redemption price per share   $       15.27    $       14.59    $        9.70    $         15.91
                                                           =============    =============    =============    ===============

Series II Shares:
Net Assets at value                                        $   3,433,794    $  11,011,027    $  97,141,514    $   321,845,069
                                                           =============    =============    =============    ===============
Shares Outstanding                                               225,121          756,510       10,043,341         20,301,888
                                                           -------------    -------------    -------------    ---------------
Net asset value, offering and redemption price per share   $       15.25    $       14.56    $        9.67    $         15.85
                                                           =============    =============    =============    ===============

SERIES III SHARES+:
Net Assets at value                                        $         146               --               --    $        91,391
                                                           =============    =============    =============    ===============
Shares Outstanding                                                    10               --               --              5,754
                                                           -------------    -------------    -------------    ---------------
Net asset value, offering and redemption price per share   $       15.27               --               --    $         15.88
                                                           =============    =============    =============    ===============

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2004.

      The accompanying notes are integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                                 U.S.              CORE         STRATEGIC      LARGE CAP
                                                               LARGE CAP          EQUITY          VALUE          VALUE
                                                                 TRUST             TRUST          TRUST          TRUST
                                                             -------------   --------------    ------------   ------------
ASSETS
Investments in securities, at value                          $ 806,338,059    $ 292,103,048    $130,269,962   $111,983,708
     Securities on loan, at value  (Note 2)                     58,792,116               --       7,741,157     14,312,713
     Repurchase agreements, at value                            24,572,000        5,212,000              --      4,081,000
                                                             -------------    -------------    ------------   ------------
     TOTAL INVESTMENTS IN SECURITIES, AT VALUE
     (See accompanying portfolio of investments)               889,702,175      297,315,048     138,011,119    130,377,421
Cash                                                                46,590              203             257            492
Receivables:
     Investments sold                                              157,587          370,350          19,710      4,107,932
     Fund shares sold                                              148,691               --         180,403             --
     Dividends and interest                                        533,173          158,796         111,190         54,622
     Foreign tax withholding reclaims                                2,346               --              --             --
Other assets                                                        14,453            4,922           3,124            454
                                                             -------------    -------------    ------------   ------------
     TOTAL ASSETS                                              890,605,015      297,849,319     138,325,803    134,540,921
                                                             -------------    -------------    ------------   ------------

LIABILITIES
Payables:
     Investments purchased                                          67,093        2,894,581          66,951      3,942,731
     Fund shares redeemed                                          573,040          214,141              18        453,906
     Dividend and interest withholding tax                              66            5,637           1,103             --
     Other payables and accrued expenses                           173,998           18,169          17,715         28,397
     Collateral for securities lending                          60,191,372               --       7,988,559     14,709,524
                                                             -------------    -------------    ------------   ------------
     TOTAL LIABILITIES                                          61,005,569        3,132,528       8,074,346     19,134,558
                                                             -------------    -------------    ------------   ------------
NET ASSETS                                                   $ 829,599,446    $ 294,716,791    $130,251,457   $115,406,363
                                                             =============    =============    ============   ============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                   $     938,287   ($     192,758)   $    333,550   $    106,522
Accumulated undistributed net realized gain (loss) on
     investments, foreign currency
     and forward foreign currency contracts                    (72,991,972)         (49,286)      7,036,117        888,560
Unrealized appreciation (depreciation) on:
     Investments                                               109,065,969       13,156,235      10,493,075      3,366,172
     Foreign currency and forward foreign currency
     contracts                                                           6              842              --             --
Capital shares at par value of $.01                                629,721          225,523         123,090         69,174
Additional paid-in capital                                     791,957,435      281,576,235     112,265,625    110,975,935
                                                             -------------    -------------    ------------   ------------
NET ASSETS                                                   $ 829,599,446    $ 294,716,791    $130,251,457   $115,406,363
                                                             =============    =============    ============   ============
Investments in securities, including repurchase
     agreements and securities on loan, at identified cost   $ 780,636,206    $ 284,158,813    $127,518,044   $127,011,249
                                                             =============    =============    ============   ============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                          $ 637,806,127    $ 161,322,966    $ 79,094,581   $ 55,558,990
                                                             =============    =============    ============   ============
Shares Outstanding                                              48,366,007       12,342,967       7,464,897      3,325,849
                                                             -------------    -------------    ------------   ------------
Net asset value, offering and redemption price per share     $       13.19    $       13.07    $      10.60   $      16.71
                                                             =============    =============    ============   ============

Series II Shares:

Net Assets at value                                          $ 191,778,754    $ 133,344,542    $ 51,147,857   $ 59,832,127
                                                             =============    =============    ============   ============
Shares Outstanding                                              14,605,027       10,205,527       4,843,204      3,590,598
                                                             -------------    -------------    ------------   ------------
Net asset value, offering and redemption price per share     $       13.13    $       13.07    $      10.56   $      16.66
                                                             =============    =============    ============   ============

SERIES III SHARES+:
Net Assets at value                                          $      14,565    $      49,283    $      9,018   $     15,246
                                                             =============    =============    ============   ============
Shares Outstanding                                                   1,107            3,772             852            913
                                                             -------------    -------------    ------------   ------------
Net asset value, offering and redemption price per share     $       13.16    $       13.07    $      10.58   $      16.71
                                                             =============    =============    ============   ============

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2004.

                    See accompanying portfolio of investments

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                                  CLASSIC                    REAL ESTATE      SMALL CAP
                                                                   VALUE       UTILITIES      SECURITIES    OPPORTUNITIES
                                                                   TRUST         TRUST          TRUST           TRUST
                                                                ----------    -----------    -----------    -------------
ASSETS
Investments in securities, at value                             $6,137,706    $62,257,132    $707,558,917    $139,308,890
        Securities on loan, at value (Note 2)                    1,205,766      2,578,023      34,776,050      36,686,102
        Repurchase agreements, at value                            673,000              -      22,400,000      10,128,000
                                                                ----------    -----------    ------------    ------------
        TOTAL INVESTMENTS IN SECURITIES, AT VALUE
       (See accompanying portfolio of investments)               8,016,472     64,835,155     764,734,967     186,122,992
Cash                                                                   410              -             815              20
Foreign currency                                                         -             23               -               -
Receivables:
        Forward foreign currency contracts                               -            162               -               -
        Investments sold                                            46,976        916,828       4,085,363          53,086
        Fund shares sold                                                 -          1,960             234         333,626
        Dividends and interest                                      10,851        222,616       3,278,933         277,850
        Foreign tax withholding reclaims                                 -          2,729               -               -
        Due from adviser                                             3,512              -               -               -
Other assets                                                            59          1,788          13,897           1,488
                                                                ----------    -----------    ------------    ------------
        TOTAL ASSETS                                             8,078,280     65,981,261     772,114,209     186,789,062
                                                                ----------    -----------    ------------    ------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                      -          4,643               -               -
        Investments purchased                                      205,357        797,876       9,025,505         877,120
        Fund shares redeemed                                             -         67,788       3,723,311         200,392
        Dividend and interest withholding tax                            -          7,357          14,180             949
        Due to custodian                                                 -         94,217               -               -
        Other payables and accrued expenses                          6,003         21,656          54,705          11,151
        Collateral for securities lending                        1,235,081      2,649,783      35,625,974      37,584,712
                                                                ----------    -----------    ------------    ------------
        TOTAL LIABILITIES                                        1,446,441      3,643,320      48,443,675      38,674,324
                                                                ----------    -----------    ------------    ------------
NET ASSETS                                                      $6,631,839    $62,337,941    $723,670,534    $148,114,738
                                                                ==========    ===========    ============    ============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      $    7,002    $   539,377    $ 12,700,785    $    194,176
Accumulated undistributed net realized gain (loss) on
        investments, foreign currency
        and forward foreign currency contracts                           -       (150,346)     74,716,081       4,218,985
Unrealized appreciation (depreciation) on:
        Investments                                                151,262      4,661,706      75,308,824      17,266,516
        Foreign currency and forward foreign
        currency contracts                                               -         (4,820)              -              54
Capital shares at par value of $.01                                  5,165         63,280         336,968          80,085
Additional paid-in capital                                       6,468,410     57,228,744     560,607,876     126,354,922
                                                                ----------    -----------    ------------    ------------
NET ASSETS                                                      $6,631,839    $62,337,941    $723,670,534    $148,114,738
                                                                ==========    ===========    ============    ============
Investments in securities, including repurchase
        agreements and securities on loan, at identified cost   $7,865,210    $60,173,449    $689,426,143    $168,856,476
                                                                ----------    -----------    ------------    ------------
Foreign currency, at identified cost                                     -    $        23               -               -
                                                                ==========    ===========    ============    ============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                             $2,583,758    $37,230,814    $480,561,445    $ 73,524,514
                                                                ==========    ===========    ============    ============
Shares Outstanding                                                 201,231      3,773,056      22,350,883       3,971,468
                                                                ----------    -----------    ------------    ------------
Net asset value, offering and redemption price per share        $    12.84    $      9.87    $      21.50    $      18.51
                                                                ==========    ===========    ============    ============
SERIES II SHARES:
Net Assets at value                                             $4,048,081    $25,101,893    $242,759,693    $ 74,566,498
                                                                ==========    ===========    ============    ============
Shares Outstanding                                                 315,282      2,554,406      11,329,668       4,035,781
                                                                ----------    -----------    ------------    ------------
Net asset value, offering and redemption price per share        $    12.84    $      9.83    $      21.43    $      18.48
                                                                ==========    ===========    ============    ============

SERIES III SHARES+:
Net Assets at value                                                      -    $     5,234    $    349,396    $     23,726
                                                                ==========    ===========    ============    ============
Shares Outstanding                                                       -            532          16,281           1,283
                                                                ----------    -----------    ------------    ------------
Net asset value, offering and redemption price per share                 -    $      9.85    $      21.46    $      18.49
                                                                ==========    ===========    ============    ============

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2004.

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                                SMALL COMPANY      SPECIAL          MID CAP
                                                                    VALUE           VALUE            VALUE           VALUE
                                                                    TRUST           TRUST            TRUST           TRUST
                                                                -------------   -------------    -------------   -------------
ASSETS
Investments in securities, at value                             $ 672,903,267   $  22,842,713    $ 544,764,928   $ 334,609,859
        Securities on loan, at value (Note 2)                     123,607,075       2,774,268       24,818,636               -
        Repurchase agreements, at value                             3,144,000       4,344,000       21,026,000               -
                                                                -------------   -------------    -------------   -------------
        TOTAL INVESTMENTS IN SECURITIES, AT VALUE
        (See accompanying portfolio of investments)               799,654,342      29,960,981      590,609,564     334,609,859
Cash                                                                      108             981              359             510
Receivables:
        Investments sold                                              347,649               -           64,573      10,136,855
        Fund shares sold                                              413,338         144,527          168,743          52,603
        Dividends and interest                                        619,806          16,729          474,874         461,507
Other assets                                                           11,358           1,019           10,462           5,986
                                                                -------------   -------------    -------------   -------------
        TOTAL ASSETS                                              801,046,601      30,124,237      591,328,575     345,267,320
                                                                -------------   -------------    -------------   -------------
LIABILITIES
Payables:
        Investments purchased                                         127,725           6,540        3,434,864       9,641,112
        Fund shares redeemed                                          473,620          24,936          208,128         522,897
        Other payables and accrued expenses                            51,662          12,710           47,218          31,034
        Collateral for securities lending                         126,832,861       2,843,842       25,487,884               -
                                                                -------------   -------------    -------------   -------------
        TOTAL LIABILITIES                                         127,485,868       2,888,028       29,178,094      10,195,043
                                                                -------------   -------------    -------------   -------------
NET ASSETS                                                      $ 673,560,733   $  27,236,209    $ 562,150,481   $ 335,072,277
                                                                =============   =============    =============   =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                      $   1,217,768  ($      47,701)   $   1,430,620   $     766,388
Accumulated undistributed net realized gain (loss) on
        investments, foreign currency
        and forward foreign currency contracts                      3,884,649         334,232        2,102,471     (27,015,484)
Unrealized appreciation (depreciation) on:
        Investments                                               151,345,435       3,910,353      104,785,624      43,528,615
Capital shares at par value of $.01                                   356,647          16,178          352,156         188,966
Additional paid-in capital                                        516,756,234      23,023,147      453,479,610     317,603,792
                                                                -------------   -------------    -------------   -------------
NET ASSETS                                                      $ 673,560,733   $  27,236,209    $ 562,150,481   $ 335,072,277
                                                                =============   =============    =============   =============
Investments in securities, including repurchase
        agreements and securities on loan, at identified cost   $ 648,308,907   $  26,050,628    $ 485,823,940   $ 291,081,244
                                                                =============   =============    =============   =============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                             $ 455,781,188   $  13,987,911    $ 329,585,026   $ 291,700,923
                                                                =============   =============    =============   =============
Shares Outstanding                                                 24,111,339         829,916       20,624,161      16,445,432
                                                                -------------   -------------    -------------   -------------
Net asset value, offering and redemption price per share        $       18.90   $       16.85    $       15.98   $       17.74
                                                                =============   =============    =============   =============
SERIES II SHARES:
Net Assets at value                                             $ 217,765,491   $  13,079,584    $ 232,502,914   $  43,371,354
                                                                =============   =============    =============   =============
Shares Outstanding                                                 11,552,629         777,873       14,587,524       2,451,147
                                                                -------------   -------------    -------------   -------------
Net asset value, offering and redemption price per share        $       18.85   $       16.81    $       15.94   $       17.69
                                                                =============   =============    =============   =============

SERIES III SHARES:
Net Assets at value                                             $      14,054   $     168,714    $      62,541               -
                                                                =============   =============    =============   =============
Shares Outstanding                                                        745          10,011            3,920               -
                                                                -------------   -------------    -------------   -------------
Net asset value, offering and redemption price per share        $       18.87   $       16.85    $       15.95               -
                                                                =============   =============    =============   =============

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                               ALL CAP           EQUITY           FUNDAMENTAL          GROWTH &
                                                                VALUE            INDEX              VALUE              INCOME
                                                                TRUST            TRUST              TRUST               TRUST
                                                           ---------------   ---------------    ---------------    ---------------
ASSETS
Investments in securities, at value                        $   302,069,030   $    83,132,860    $   663,642,323    $ 1,558,413,307
        Securities on loan, at value (Note 2)                   20,493,054           475,678         18,306,870         24,117,862
        Repurchase agreements, at value                          6,797,000           642,000                  -            392,000
                                                           ---------------   ---------------    ---------------    ---------------
        TOTAL INVESTMENTS IN SECURITIES, AT VALUE
        (See accompanying portfolio of investments)            329,359,084        84,250,538        681,949,193      1,582,923,169
Cash                                                                   462               496                265                179
Foreign currency                                                         -                 -            105,587                  -
Receivables:
        Investments sold                                         2,138,242                 -                  -                  -
        Fund shares sold                                           146,239                 -            873,337                131
        Variation margin for open futures contracts                      -             9,217                  -                  -
        Dividends and interest                                     231,525            91,401            965,313            938,426
        Foreign tax withholding reclaims                                 -                 -             10,161                  -
Other assets                                                         6,223             1,633             12,677             32,966
                                                           ---------------   ---------------    ---------------    ---------------
        TOTAL ASSETS                                           331,881,775        84,353,285        683,916,533      1,583,894,871
                                                           ---------------   ---------------    ---------------    ---------------
LIABILITIES
Payables:
        Investments purchased                                    1,580,264           162,806          1,789,864                  -
        Fund shares redeemed                                       311,987             1,077            230,930          1,597,400
        Dividend and interest withholding tax                            -                 -             25,261                  -
        Other payables and accrued expenses                         34,023            17,454             59,930            171,910
        Collateral for securities lending                       21,038,301           488,692         18,762,844         24,685,088
                                                           ---------------   ---------------    ---------------    ---------------
        TOTAL LIABILITIES                                       22,964,575           670,029         20,868,829         26,454,398
                                                           ---------------   ---------------    ---------------    ---------------
NET ASSETS                                                 $   308,917,200   $    83,683,256    $   663,047,704    $ 1,557,440,473
                                                           ===============   ===============    ===============    ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 $       748,870   $       502,981    $     1,869,860    $     5,113,155
Accumulated undistributed net realized gain (loss) on
        investments, futures, foreign currency
        and forward foreign currency contracts                   9,853,898        (5,044,731)        (7,309,527)        (9,442,787)
Unrealized appreciation (depreciation) on:
        Investments                                             43,464,572        (5,861,637)       112,339,546        122,164,133
        Futures contracts                                                -            11,582                  -                  -
        Foreign currency and forward foreign
          currency contracts                                             -                 -             (1,094)                 -
Capital shares at par value of $.01                                235,298            60,317            503,178            705,577
Additional paid-in capital                                     254,614,562        94,014,744        555,645,741      1,438,900,395
                                                           ---------------   ---------------    ---------------    ---------------
NET ASSETS                                                 $   308,917,200   $    83,683,256    $   663,047,704    $ 1,557,440,473
                                                           ===============   ===============    ===============    ===============
Investments in securities, including repurchase
        agreements and securities on loan, at
        identified cost                                    $   285,894,512   $    90,112,175    $   569,609,647    $ 1,460,759,036
                                                           ---------------   ---------------    ---------------    ---------------
Foreign currency, at identified cost                                     -                 -    $       106,912                  -
                                                           ===============   ===============    ===============    ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $   175,295,541   $    83,683,256    $   383,877,577    $ 1,441,723,331
                                                           ===============   ===============    ===============    ===============
Shares Outstanding                                              13,330,628         6,031,670         29,091,574         65,297,745
                                                           ---------------   ---------------    ---------------    ---------------
Net asset value, offering and redemption price per share   $         13.15   $         13.87    $         13.20    $         22.08
                                                           ===============   ===============    ===============    ===============
Series II Shares:
Net Assets at value                                        $   133,579,533                 -    $   279,117,615    $   115,710,884
                                                           ===============   ===============    ===============    ===============
Shares Outstanding                                              10,195,968                 -         21,222,264          5,259,703
                                                           ---------------   ---------------    ---------------    ---------------
Net asset value, offering and redemption price per share   $         13.10                 -    $         13.15    $         22.00
                                                           ===============   ===============    ===============    ===============

SERIES III SHARES:
Net Assets at value                                        $        42,126                 -    $        52,512    $         6,258
                                                           ===============   ===============    ===============    ===============
Shares Outstanding                                                   3,209                 -              3,985                284
                                                           ---------------   ---------------    ---------------    ---------------
Net asset value, offering and redemption price per share   $         13.13                 -    $         13.18    $         22.04
                                                           ===============   ===============    ===============    ===============

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                           GREAT COMPANIES-   QUANTITATIVE        EQUITY-         INCOME &
                                                               AMERICA           VALUE            INCOME           VALUE
                                                                TRUST            TRUST            TRUST            TRUST
                                                            --------------   --------------   --------------   --------------
ASSETS
Investments in securities, at value                        $    2,449,361    $  179,355,301   $1,669,119,746   $  734,110,747
        Securities on loan, at value  (Note 2)                          -         4,625,834       90,499,907       96,659,868
        Repurchase agreements, at value                           262,000         2,895,000        4,754,000       17,493,000
                                                           --------------    --------------   --------------   --------------
        TOTAL INVESTMENTS IN SECURITIES, AT VALUE
        (See accompanying portfolio of investments)             2,711,361       186,876,135    1,764,373,653      848,263,615
Cash                                                                  358               241           25,699        1,490,314
Receivables:
        Forward foreign currency contracts  (Note 8)                    -                 -                -        1,050,660
        Investments sold                                                -                 -        3,050,911        2,641,739
        Fund shares sold                                                -            82,014          143,147           26,581
        Variation margin for open futures contracts                     -                 -                -                -
        Dividends and interest                                      2,204           244,564        2,706,489        2,850,250
        Foreign tax withholding reclaims                                -                 -           22,581               63
        Due from adviser                                            5,341                 -                -                -
Other assets                                                            -               853           33,418           13,652
                                                           --------------    --------------   --------------   --------------
        TOTAL ASSETS                                            2,719,264       187,203,807    1,770,355,898      856,336,874
                                                           --------------    --------------   --------------   --------------
LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                     -                 -                -        1,057,444
        Investments purchased                                           -           973,200        6,942,953       13,826,384
        Fund shares redeemed                                          286           474,269        3,426,839          568,422
        Dividend and interest withholding tax                           -                 -                -              113
        Other payables and accrued expenses                         6,948            11,834          145,707          143,277
        Collateral for securities lending                               -         4,759,237       92,700,024       98,747,258
                                                           --------------    --------------   --------------   --------------
        TOTAL LIABILITIES                                           7,234         6,218,540      103,215,523      114,342,898
                                                           --------------    --------------   --------------   --------------
NET ASSETS                                                 $    2,712,030    $  180,985,267   $1,667,140,375   $  741,993,976
                                                           ==============    ==============   ==============   ==============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                ($        2,730)   $      230,741   $   10,611,955   $    4,424,073
Accumulated undistributed net realized gain (loss) on
        investments, foreign currency
        and forward foreign currency contracts                     10,231           892,266       26,548,975      (47,250,794)
Unrealized appreciation (depreciation) on:
        Investments                                               239,669         6,712,273      144,466,532       76,405,709
        Foreign currency and forward foreign
                currency contracts                                      -                 -              505           (7,144)
Capital shares at par value of $.01                                 1,947           140,578        1,076,764          713,826
Additional paid-in capital                                      2,462,913       173,009,409    1,484,435,644      707,708,306
                                                           --------------    --------------   --------------   --------------
NET ASSETS                                                 $    2,712,030    $  180,985,267   $1,667,140,375   $  741,993,976
                                                           ==============    ==============   ==============   ==============
Investments in securities, including repurchase
   agreements and securities on loan, at identified cost   $    2,471,692    $  180,163,862   $1,619,907,121   $  767,118,193
                                                           ==============    ==============   ==============   ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                                     -    $  156,650,457   $1,257,821,868   $  625,650,280
                                                           ==============    ==============   ==============   ==============
Shares Outstanding                                                      -        12,167,444       81,161,305       60,147,589
                                                           --------------    --------------   --------------   --------------
Net asset value, offering and redemption price per share                -    $        12.87   $        15.50   $        10.40
                                                           ==============    ==============   ==============   ==============

SERIES II SHARES:
Net Assets at value                                        $    2,712,030    $   24,329,833   $  409,125,321   $  116,343,696
                                                           ==============    ==============   ==============   ==============
Shares Outstanding                                                194,689         1,889,967       26,502,589       11,234,985
                                                           --------------    --------------   --------------   --------------
Net asset value, offering and redemption price per share   $        13.93    $        12.87   $        15.44   $        10.36
                                                           ==============    ==============   ==============   ==============

SERIES III SHARES+:
Net Assets at value                                                     -    $        4,977   $      193,186                -
                                                           ==============    ==============   ==============   ==============
Shares Outstanding                                                      -               387           12,486                -
                                                           --------------    --------------   --------------   --------------
Net asset value, offering and redemption price per share                -    $        12.87   $        15.47                -
                                                           ==============    ==============   ==============   ==============

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2004.

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                                GLOBAL             HIGH             STRATEGIC          STRATEGIC
                                                              ALLOCATION           YIELD              BOND              INCOME
                                                                TRUST              TRUST              TRUST              TRUST
                                                           ---------------    ---------------    ---------------    ---------------
ASSETS
Investments in securities, at value                        $   144,724,396    $ 1,067,047,767    $   926,038,091    $    11,289,016
        Securities on loan, at value (Note 2)                    5,537,118        199,393,799        117,773,405            277,774
        Repurchase agreements, at value                          7,127,000                  -                  -                  -
                                                           ---------------    ---------------    ---------------    ---------------
        TOTAL INVESTMENTS IN SECURITIES, AT VALUE
        (See accompanying portfolio of investments)            157,388,514      1,266,441,566      1,043,811,496         11,566,790
Cash                                                                 1,843          1,922,712            990,278             31,459
Foreign currency                                                   341,601                  -            343,587                  -
Receivables:
        Forward foreign currency contracts (Note 8)                 72,375                  -                  -                  -
        Investments sold                                         3,396,154          3,854,119          1,099,426             91,350
        Fund shares sold                                           328,646          1,492,582            675,145             27,798
        Dividends and interest                                     666,816         22,694,976          8,635,354            165,769
        Foreign tax withholding reclaims                            13,632                  -                  -                  -
Other assets                                                         1,713             20,544             13,730                176
                                                           ---------------    ---------------    ---------------    ---------------
        TOTAL ASSETS                                           162,211,294      1,296,426,499      1,055,569,016         11,883,342
                                                           ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payables:
        Forward foreign currency contracts (Note 8)                 20,853                  -          1,586,931             19,422
        Investments purchased                                    7,038,178          7,168,111        192,925,952          1,030,951
        Fund shares redeemed                                             -            347,606            639,115                  -
        Variation margin for open futures contracts                      -                  -            291,829              8,625
        Dividend and interest withholding tax                        7,649                  -              1,263                478
        Other payables and accrued expenses                         19,837             94,959             65,163              5,480
        Collateral for securities lending                        5,759,529        203,532,170        120,431,175            283,725
                                                           ---------------    ---------------    ---------------    ---------------
        TOTAL LIABILITIES                                       12,846,046        211,142,846        315,941,428          1,348,681
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS                                                 $   149,365,248    $ 1,085,283,653    $   739,627,588    $    10,534,661
                                                           ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                 $       794,898    $    37,085,960    $    14,381,814    $        24,313
Accumulated undistributed net realized gain (loss) on
        investments, futures, foreign currency
        and forward foreign currency contracts                 (24,913,630)       (99,820,087)       (11,599,327)            (4,274)
Unrealized appreciation (depreciation) on:
        Investments                                              8,795,114        (10,819,564)        (1,795,632)            (3,199)
        Futures contracts                                                -                  -           (472,500)           (12,459)
        Foreign currency and forward foreign
        currency contracts                                          45,879                295         (1,600,260)           (18,942)
Capital shares at par value of $.01                                153,333          1,144,495            656,176              8,442
Additional paid-in capital                                     164,489,654      1,157,692,554        740,057,317         10,540,780
                                                           ---------------    ---------------    ---------------    ---------------
NET ASSETS                                                 $   149,365,248    $ 1,085,283,653    $   739,627,588    $    10,534,661
                                                           ===============    ===============    ===============    ===============
Investments in securities, including repurchase
               agreements and securities on loan,
               at identified cost                          $   148,593,400    $ 1,277,261,130    $ 1,045,607,128    $    11,569,989
                                                           ---------------    ---------------    ---------------    ---------------
Foreign currency, at identified cost                       $       344,007                  -    $       341,514                  -
                                                           ===============    ===============    ===============    ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                        $    94,904,384    $   641,363,441    $   485,463,458    $     5,008,189
                                                           ===============    ===============    ===============    ===============
Shares Outstanding                                               9,732,849         67,515,666         43,006,804            401,295
                                                           ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price
               per share                                   $          9.75    $          9.50    $         11.29    $         12.48
                                                           ===============    ===============    ===============    ===============

SERIES II SHARES:
Net Assets at value                                        $    54,451,959    $   443,685,489    $   254,033,244    $     5,526,472
                                                           ===============    ===============    ===============    ===============
Shares Outstanding                                               5,599,542         46,909,123         22,599,176            442,896
                                                           ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price
               per share                                   $          9.72    $          9.46    $         11.24    $         12.48
                                                           ===============    ===============    ===============    ===============

SERIES III SHARES:
Net Assets at value                                        $         8,905    $       234,723    $       130,886                  -
                                                           ===============    ===============    ===============    ===============
Shares Outstanding                                                     913             24,746             11,618                  -
                                                           ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price per share   $          9.75    $          9.49    $         11.27                  -
                                                           ===============    ===============    ===============    ===============

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                               GLOBAL          DIVERSIFIED        INVESTMENT            TOTAL
                                                                BOND              BOND           QUALITY BOND          RETURN
                                                               TRUST              TRUST              TRUST              TRUST
                                                        -----------------    ---------------    ---------------    -----------------
ASSETS
Investments in securities, at value                       $   579,428,075    $   376,509,120    $   449,797,257    $ 1,352,931,383
      Securities on loan, at value (Note 2)                    77,228,191         99,265,154         83,836,500        226,424,689
      Repurchase agreements, at value                          52,600,000         38,843,000          9,084,000         79,852,000
                                                          ---------------    ---------------    ---------------    ---------------
      TOTAL INVESTMENTS IN SECURITIES, AT VALUE
     (See accompanying portfolio of investments)              709,256,266        514,617,274        542,717,757      1,659,208,072
Cash                                                                4,549          2,887,922                759                993
Foreign currency                                                7,362,612                  -                  -          8,922,689
Receivables:
      Forward foreign currency contracts (Note 8)                 785,600             11,409                  -            241,103
      Investments sold                                          5,995,649                 98            653,726              7,198
      Fund shares sold                                          1,217,071          1,828,574             27,225              1,313
      Variation margin for open futures contracts               1,365,550                  -                  -          2,975,026
      Dividends and interest                                    8,339,543          4,279,832          6,658,480          4,968,668
      Interest on swap agreement                                   90,834                  -                  -             44,813
      Foreign tax withholding reclaims                                527                  -             14,656                  -
Interest rate swap contracts                                    3,193,794                  -                  -                  -
Other assets                                                       11,959              7,027             10,005             25,179
                                                          ---------------    ---------------    ---------------    ---------------
      TOTAL ASSETS                                            737,623,954        523,632,136        550,082,608      1,676,395,054
                                                          ---------------    ---------------    ---------------    ---------------

LIABILITIES
Payables:
      Forward foreign currency contracts (Note 8)                 312,101             26,369                  -             22,874
      Investments purchased                                    26,086,923         24,995,757            291,801         91,164,273
      Fund shares redeemed                                         75,628            826,387            817,505          2,120,438
      Interest on swap agreement                                  330,664                  -                  -            933,549
      Variation margin for open futures contracts                       -                  -            306,000                  -
      Dividend and interest withholding tax                         4,328                142              2,762                  -
      Other payables and accrued expenses                          38,116             49,800             76,159            199,252
      Collateral for securities lending                        78,846,197        101,269,955         85,551,618        231,068,170
Interest rate swap contracts (Note 3)                                   -                  -                  -          2,226,703
Written options outstanding, at value (Note 3)                    464,369                  -                  -          2,507,865
                                                          ---------------    ---------------    ---------------    ---------------
      TOTAL LIABILITIES                                       106,158,326        127,168,410         87,045,845        330,243,124
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS                                                $   631,465,628    $   396,463,726    $   463,036,763    $ 1,346,151,930
                                                          ===============    ===============    ===============    ===============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                $     4,668,086    $     6,829,191    $    11,061,873    $     8,736,642
Accumulated undistributed net realized gain (loss) on
      investments, foreign currency
      and forward foreign currency contracts                   (4,905,239)         1,067,247        (16,361,947)        10,720,714
Unrealized appreciation (depreciation) on:
      Investments                                               2,751,128         (1,263,467)        15,332,351          3,610,336
      Futures contracts                                           694,963                  -           (520,116)         2,305,488
      Written options contracts                                   590,562                  -                  -            547,678
      Interest rate swaps                                       3,193,794                  -                  -         (2,226,703)
      Foreign currency and forward foreign
      currency contracts                                          412,639            (16,044)                 -            267,768
Capital shares at par value of $.01                               434,090            383,583            391,159            995,177
Additional paid-in capital                                    623,625,605        389,463,216        453,133,443      1,321,194,830
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS                                                $   631,465,628    $   396,463,726    $   463,036,763    $ 1,346,151,930
                                                          ===============    ===============    ===============    ===============
Investments in securities, including repurchase
      agreements and securities on loan, at identified
      cost                                                $   706,505,138    $   515,880,741    $   527,385,406    $ 1,655,597,736
                                                          ---------------    ---------------    ---------------    ---------------
Foreign currency, at identified cost                      $     7,371,910                  -                  -    $     8,873,150
                                                          ===============    ===============    ===============    ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                       $   384,139,208    $   264,714,957    $   368,781,602    $   851,698,302
                                                          ===============    ===============    ===============    ===============
Shares Outstanding                                             26,369,423         25,581,766         31,136,874         62,892,519
                                                          ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price per
   share                                                  $         14.57    $         10.35    $         11.84    $         13.54
                                                          ===============    ===============    ===============    ===============

SERIES II SHARES:
Net Assets at value                                       $   247,183,753    $   131,740,361    $    94,213,758    $   493,866,913
                                                          ===============    ===============    ===============    ===============
Shares Outstanding                                             17,029,720         12,775,749          7,975,476         36,581,670
                                                          ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price per
 share                                                    $         14.51    $         10.31    $         11.81    $         13.50
                                                          ===============    ===============    ===============    ===============

SERIES III SHARES:
Net Assets at value                                       $       142,667    $         8,408    $        41,403    $       586,715
                                                          ===============    ===============    ===============    ===============
Shares Outstanding                                                  9,810                814              3,503             43,466
                                                          ---------------    ---------------    ---------------    ---------------
Net asset value, offering and redemption price per
  share                                                   $         14.54    $         10.33    $         11.82    $         13.50
                                                          ===============    ===============    ===============    ===============

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                           REAL RETURN      U.S. GOVERNMENT        MONEY            SMALL CAP
                                                             BOND             SECURITIES           MARKET            INDEX
                                                             TRUST              TRUST              TRUST             TRUST
                                                       -----------------   ---------------     --------------   ----------------
ASSETS
Investments in securities, at value                     $   796,042,327   $ 1,103,425,749    $ 2,483,917,397   $   206,778,833
      Securities on loan, at value (Note 2)                  26,886,772                 -                  -        43,837,624
      Repurchase agreements, at value                        19,682,000                 -         66,224,000         3,138,000
                                                        ---------------   ---------------    ---------------   ---------------
      TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
      accompanying portfolio of investment                  842,611,099     1,103,425,749      2,550,141,397       253,754,457
Cash                                                             90,666             3,467                999            42,470
Foreign currency                                                 33,850                 -                  -                 -
Receivables:
      Forward foreign currency contracts (Note 8)                27,447                 -                  -                 -
      Investments sold                                       27,821,308                 -                  -         2,280,802
      Fund shares sold                                           77,239           383,567          1,307,064           101,096
      Variation margin for open futures contracts                10,063            28,101                  -            42,004
      Dividends and interest                                  1,013,301         3,056,401              2,112           174,687
Interest rate swap contracts                                  1,721,455                 -                  -                 -
Other assets                                                      7,071            14,466             26,906             4,455
                                                        ---------------   ---------------    ---------------   ---------------
      TOTAL ASSETS                                          873,413,499     1,106,911,751      2,551,478,478       256,399,971
                                                        ---------------   ---------------    ---------------   ---------------

LIABILITIES
Payables:
      Investments purchased                                 443,341,739       406,393,172                  -         2,255,087
      Fund shares redeemed                                      629,148         1,966,388          9,457,706           368,078
      Dividend and interest withholding tax                           -                 -                  -                51
      Other payables and accrued expenses                        32,525           109,007            175,895            15,487
      Collateral for securities lending                      27,428,250                 -                  -        45,062,417
Written options outstanding, at value (Note 3)                   13,276                 -                  -                 -
                                                        ---------------   ---------------    ---------------   ---------------
      TOTAL LIABILITIES                                     471,444,938       408,468,567          9,633,601        47,701,120
                                                        ---------------   ---------------    ---------------   ---------------
NET ASSETS                                              $   401,968,561   $   698,443,184    $ 2,541,844,877   $   208,698,851
                                                        ===============   ===============    ===============   ===============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)              $       297,602   $     4,861,523                  -   $       587,501
Accumulated undistributed net realized gain (loss) on
      investments, futures, foreign currency
      and forward foreign currency contracts                  3,466,887          (365,116)                 -         5,136,143
Unrealized appreciation (depreciation) on:
      Investments                                             3,720,386         3,096,478                  -        25,306,253
      Futures contracts                                           6,125           194,501                  -           214,864
      Written options contracts                                 512,876                 -                  -                 -
      Interest rate swaps                                     1,721,455                 -                  -                 -
      Foreign currency and forward foreign currency
      contracts                                                  27,671                 -                  -                 -
Capital shares at par value of $.01                             305,545           516,083    $     2,541,845           153,943
Additional paid-in capital                                  391,910,014       690,139,715      2,539,303,032       177,300,147
                                                        ---------------   ---------------    ---------------   ---------------
NET ASSETS                                              $   401,968,561   $   698,443,184    $ 2,541,844,877   $   208,698,851
                                                        ===============   ===============    ===============   ===============
Investments in securities, including repurchase
      agreements and securities on loan, at identified
      cost                                              $   838,890,713   $ 1,100,329,271    $ 2,550,141,397   $   228,448,204
                                                        ---------------   ---------------    ---------------   ---------------
Foreign currency, at identified cost                    $        33,636                 -                  -                 -
                                                        ===============   ===============    ===============   ===============
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                     $   162,029,531   $   469,971,901    $ 2,315,862,282   $   160,487,334
                                                        ===============   ===============    ===============   ===============
Shares Outstanding                                           12,301,372        34,702,733        231,586,219        11,830,268
                                                        ---------------   ---------------    ---------------   ---------------
Net asset value, offering and redemption price per
 share                                                  $         13.17   $         13.54    $         10.00   $         13.57
                                                        ===============   ===============    ===============   ===============
SERIES II SHARES:
Net Assets at value                                     $   239,856,189   $   228,403,827    $   222,800,459   $    48,125,656
                                                        ===============   ===============    ===============   ===============
Shares Outstanding                                           18,246,842        16,900,621         22,280,046         3,557,724
                                                        ---------------   ---------------    ---------------   ---------------
Net asset value, offering and redemption price per
 share                                                  $         13.15   $         13.51    $         10.00   $         13.53
                                                        ===============   ===============    ===============   ===============
SERIES III SHARES:
Net Assets at value                                     $        82,841   $        67,456    $     3,182,136   $        85,861
                                                        ===============   ===============    ===============   ===============
Shares Outstanding                                                6,300             4,992            318,213             6,340
                                                        ---------------   ---------------    ---------------   ---------------
Net asset value, offering and redemption price per
 share                                                  $         13.15   $         13.51    $         10.00   $         13.54
                                                        ===============   ===============    ===============   ===============

Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on June 30, 2004.

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                              MID CAP          TOTAL STOCK          500              LIFESTYLE
                                                              INDEX            MARKET INDEX        INDEX          AGGRESSIVE 1000
                                                              TRUST               TRUST            TRUST              TRUST
                                                         ---------------     ---------------    ---------------  -----------------
ASSETS
Investments in securities, at value                      $   219,831,908   $   183,250,626    $ 1,177,850,451    $   656,400,134
      Securities on loan, at value (Note 2)                   40,263,843        13,459,634         24,056,131                  -
      Repurchase agreements, at value                          1,050,000         5,836,000          8,842,000                  -
                                                         ---------------   ---------------    ---------------    ---------------
      TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
      accompanying portfolio of investments                  261,145,751       202,546,260      1,210,748,582        656,400,134
Cash                                                                 304               306              7,263                  -
Receivables:
      Investments sold                                         4,558,625         3,999,797                  -          1,069,062
      Fund shares sold                                           118,296            12,511             67,230            307,351
      Variation margin for open futures contracts                 20,440            28,236             41,476                  -
      Dividends and interest                                     133,662           189,696          1,307,808                  -
Other assets                                                       4,636             4,091             23,200              6,007
                                                         ---------------   ---------------    ---------------    ---------------
      TOTAL ASSETS                                           265,981,714       206,780,897      1,212,195,559        657,782,554
                                                         ---------------   ---------------    ---------------    ---------------

LIABILITIES
Payables:
      Investments purchased                                    1,464,982               470          2,355,662          1,185,907
      Fund shares redeemed                                       680,592           433,445          2,507,069            189,124
      Due to custodian                                                 -         3,989,746                  -                  -
      Other payables and accrued expenses                         16,735            17,199             78,362             13,280
      Collateral for securities lending                       41,262,255        13,830,545         24,750,151                  -
                                                         ---------------   ---------------    ---------------    ---------------
      TOTAL LIABILITIES                                       43,424,564        18,271,405         29,691,244          1,388,311
                                                         ---------------   ---------------    ---------------    ---------------
NET ASSETS                                               $   222,557,150   $   188,509,492    $ 1,182,504,315    $   656,394,243
                                                         ===============   ===============    ===============    ===============
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)               $       605,425   $       828,969    $     6,018,013   ($       206,528)
Accumulated undistributed net realized gain (loss) on
      investments, futures, foreign currency
      and forward foreign currency contracts                   3,995,366        (2,211,273)       (38,523,342)       (24,311,158)
Unrealized appreciation (depreciation) on:
      Investments                                             26,894,391         6,098,410        (46,104,943)        66,402,357
      Futures contracts                                           38,173            61,382             59,821                  -
Capital shares at par value of $.01                              145,344           183,945          1,202,392            578,275
Additional paid-in capital                                   190,878,451       183,548,059      1,259,852,374        613,931,297
                                                         ---------------   ---------------    ---------------    ---------------
NET ASSETS                                               $   222,557,150   $   188,509,492    $ 1,182,504,315    $   656,394,243
                                                         ===============   ===============    ===============    ===============
Investments in securities, including repurchase
 agreements and securities on loan, at identified cost   $   234,251,360   $   196,447,850    $ 1,256,853,525    $   589,997,777
                                                         ===============   ===============    ===============    ===============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $   168,399,478   $   153,058,345    $ 1,049,784,852    $   405,871,881
                                                         ===============   ===============    ===============    ===============
Shares Outstanding                                            10,990,421        14,926,141        106,695,090         35,756,887
                                                         ---------------   ---------------    ---------------    ---------------
Net asset value, offering and redemption price per
 share                                                   $         15.32   $         10.25    $          9.84    $         11.35
                                                         ===============   ===============    ===============    ===============

SERIES II SHARES:
Net Assets at value                                      $    54,155,261   $    35,447,506    $   132,030,609    $   250,196,307
                                                         ===============   ===============    ===============    ===============
Shares Outstanding                                             3,543,805         3,467,986         13,473,917         22,041,838
                                                         ---------------   ---------------    ---------------    ---------------
Net asset value, offering and redemption price per
 share                                                   $         15.28   $         10.22    $          9.80    $         11.35
                                                         ===============   ===============    ===============    ===============

SERIES III SHARES+:
Net Assets at value                                      $         2,411   $         3,641    $       688,854    $       326,055
                                                         ===============   ===============    ===============    ===============
Shares Outstanding                                                   157               355             70,161             28,726
                                                         ---------------   ---------------    ---------------    ---------------
Net asset value, offering and redemption price per
  share                                                  $         15.31   $         10.25    $          9.82    $         11.35
                                                         ===============   ===============    ===============    ===============

+ Net assets and shares outstanding have been rounded for presentation purposes.
  The net asset value is as reported on June 30, 2004.

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                           LIFESTYLE           LIFESTYLE          LIFESTYLE           LIFESTYLE
                                                          GROWTH 820          BALANCED 640       MODERATE 460      CONSERVATIVE 280
                                                             TRUST              TRUST               TRUST              TRUST
                                                        ---------------    ---------------    ---------------    ------------------
ASSETS
Investments in securities, at value                      $2,645,854,745     $2,777,848,512     $  912,455,413     $  516,774,580
                                                         --------------     --------------     --------------     --------------
      TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
      accompanying portfolio of investments)              2,645,854,745      2,777,848,512        912,455,413        516,774,580
Receivables:
      Investments sold                                        3,103,609          3,692,945          1,191,518          1,213,314
      Fund shares sold                                        4,990,316          2,756,464            584,699            758,318
Other assets                                                     21,055             22,770              8,205              4,174
                                                         --------------     --------------     --------------     --------------
      TOTAL ASSETS                                        2,653,969,725      2,784,320,691        914,239,835        518,750,386
                                                         --------------     --------------     --------------     --------------

LIABILITIES
Payables:
      Investments purchased                                   6,968,876          5,297,505          1,206,841            868,695
      Fund shares redeemed                                    1,120,760          1,146,586            567,778          1,101,788
      Other payables and accrued expenses                        31,704             37,984             19,349             17,412
                                                         --------------     --------------     --------------     --------------
      TOTAL LIABILITIES                                       8,121,340          6,482,075          1,793,968          1,987,895
                                                         --------------     --------------     --------------     --------------
NET ASSETS                                               $2,645,848,385     $2,777,838,616     $  912,445,867     $  516,762,491
                                                         ==============     ==============     ==============     ==============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)              ($      742,624)   ($      801,491)   ($      290,074)   ($      182,073)
Accumulated undistributed net realized gain (loss) on
      investments                                           (80,791,776)       (23,811,241)        12,271,313          9,398,703
Unrealized appreciation (depreciation) on:
      Investments                                           219,737,872        147,121,042         25,380,995          2,746,194
Capital shares at par value of $.01                           2,183,258          2,231,387            721,581            391,818
Additional paid-in capital                                2,505,461,655      2,653,098,919        874,362,052        504,407,849
                                                         --------------     --------------     --------------     --------------
NET ASSETS                                               $2,645,848,385     $2,777,838,616     $  912,445,867     $  516,762,491
                                                         ==============     ==============     ==============     ==============
Investments in securities, including repurchase
      agreements and securities on loan, at
      identified cost                                    $2,426,116,873     $2,630,727,470     $  887,074,418     $  514,028,386
                                                         ==============     ==============     ==============     ==============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $1,437,716,085     $1,527,891,694     $  503,222,639     $  317,043,963
                                                         ==============     ==============     ==============     ==============
Shares Outstanding                                          118,632,679        122,731,461         39,795,744         24,038,588
                                                         --------------     --------------     --------------     --------------
Net asset value, offering and redemption price per
  share                                                  $        12.12     $        12.45     $        12.65     $        13.19
                                                         ==============     ==============     ==============     ==============

SERIES II SHARES:
Net Assets at value                                      $1,207,882,302     $1,249,496,329     $  409,194,531     $  199,550,730
                                                         ==============     ==============     ==============     ==============
Shares Outstanding                                           99,672,490        100,371,066         32,360,123         15,130,486
                                                         --------------     --------------     --------------     --------------
Net asset value, offering and redemption price per
  share                                                  $        12.12     $        12.45     $        12.65     $        13.19
                                                         ==============     ==============     ==============     ==============
SERIES III SHARES:
Net Assets at value                                      $      249,998     $      450,593     $       28,697     $      167,798
                                                         ==============     ==============     ==============     ==============
Shares Outstanding                                               20,631             36,201              2,269             12,725
                                                         --------------     --------------     --------------     --------------
Net asset value, offering and redemption price per
  share                                                  $        12.12     $        12.45     $        12.65     $        13.19
                                                         ==============     ==============     ==============     ==============

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                           AMERICAN         AMERICAN       AMERICAN BLUE CHIP      AMERICAN
                                                            GROWTH        INTERNATIONAL     INCOME AND GROWTH    GROWTH-INCOME
                                                            TRUST             TRUST              TRUST              TRUST
                                                        --------------   --------------    ------------------   ---------------
ASSETS
Investments in securities, at value                      $ 503,860,165    $ 169,866,633       $ 151,283,809     $ 367,716,803
                                                         -------------    -------------       -------------     -------------
      TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
      accompanying portfolio of investments)               503,860,165      169,866,633         151,283,809       367,716,803
Receivables:
      Investments sold                                         126,491                -                   -           190,521
      Fund shares sold                                       1,086,492        1,153,630             627,940         1,136,996
Other assets                                                     7,278            4,624               4,380             5,013
                                                         -------------    -------------       -------------     -------------
      TOTAL ASSETS                                         505,080,426      171,024,887         151,916,129       369,049,333
                                                         -------------    -------------       -------------     -------------

LIABILITIES
Payables:
      Investments purchased                                  1,079,720        1,151,353             625,891         1,132,054
      Fund shares redeemed                                     126,422                -                   -           190,473
      Other payables and accrued expenses                       15,230           13,478              13,818            11,096
                                                         -------------    -------------       -------------     -------------
      TOTAL LIABILITIES                                      1,221,372        1,164,831             639,709         1,333,623
                                                         -------------    -------------       -------------     -------------
NET ASSETS                                               $ 503,859,054    $ 169,860,056       $ 151,276,420     $ 367,715,710
                                                         =============    =============       =============     =============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)              ($     801,151)  ($     199,686)      $     530,086    ($     158,494)
Accumulated undistributed net realized gain (loss) on
      investments                                              396,473       30,106,262          19,545,328           766,154
Unrealized appreciation (depreciation) on:
      Investments                                           38,657,295        4,757,785           6,136,752        24,233,840
Capital shares at par value of $.01                            313,592           99,908              95,907           229,262
Additional paid-in capital                                 465,292,845      135,095,787         124,968,347       342,644,948
                                                         -------------    -------------       -------------     -------------
NET ASSETS                                               $ 503,859,054    $ 169,860,056       $ 151,276,420     $ 367,715,710
                                                         =============    =============       =============     =============
Investments in securities, including repurchase
      agreements and securities on loan, at
      identified cost                                    $ 465,202,870    $ 165,108,848       $ 145,147,057     $ 343,482,963
                                                         =============    =============       =============     =============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                      $   7,039,013    $   6,807,336       $   2,263,915     $   4,758,833
                                                         =============    =============       =============     =============
Shares Outstanding                                             437,395          400,016             143,275           296,398
                                                         -------------    -------------       -------------     -------------
Net asset value, offering and redemption price per
 share                                                   $       16.09    $       17.02       $       15.80     $       16.06
                                                         =============    =============       =============     =============

SERIES II SHARES:
Net Assets at value                                      $ 496,820,041    $ 163,052,720       $ 149,012,505     $ 362,956,877
                                                         =============    =============       =============     =============
Shares Outstanding                                          30,921,784        9,590,793           9,447,465        22,629,787
                                                         -------------    -------------       -------------     -------------
Net asset value, offering and redemption price per
 share                                                   $       16.07    $       17.00       $       15.77     $       16.04
                                                         =============    =============       =============     =============

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                            SMALL-MID       SMALL-MID     INTERNATIONAL
                                                           CAP GROWTH         CAP         EQUITY SELECT   SELECT GROWTH
                                                             TRUST           TRUST           TRUST           TRUST
                                                          ------------    ------------   --------------  -------------
ASSETS
Investments in securities, at value                       $  2,694,274    $  2,399,387    $  2,295,202    $  3,092,060
      Securities on loan, at value  (Note 2)                   667,406         206,048         617,311          67,208
      Repurchase agreements, at value                           51,000          58,000          76,000         158,000
                                                          ------------    ------------    ------------    ------------
      TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See
      accompanying portfolio of investments)                 3,412,680       2,663,435       2,988,513       3,317,268
Cash                                                               362             905          13,165             205
Foreign currency                                                     -               -          81,014               -
Receivables:
      Investments sold                                          43,731               -               -               -
      Dividends and interest                                       614           1,781           9,252           1,063
      Foreign tax withholding reclaims                               -               -          57,237              21
      Due from adviser                                               -             399               -           2,860
Other assets                                                        76           1,763           4,679           1,455
                                                          ------------    ------------    ------------    ------------
      TOTAL ASSETS                                           3,457,463       2,668,283       3,153,860       3,322,872
                                                          ------------    ------------    ------------    ------------

LIABILITIES
Payables:
      Investments purchased                                          -               -          13,053          31,943
      Dividend and interest withholding tax                          -               -           1,003               -
      Other payables and accrued expenses                       12,619          17,394          33,093           7,134
      Collateral for securities lending                        684,712         211,486         632,318          68,875
                                                          ------------    ------------    ------------    ------------
      TOTAL LIABILITIES                                        697,331         228,880         679,467         107,952
                                                          ------------    ------------    ------------    ------------
NET ASSETS                                                $  2,760,132    $  2,439,403    $  2,474,393    $  3,214,920
                                                          ============    ============    ============    ============

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)               ($      3,900)  ($    359,283)   $    835,840   ($      3,133)
Accumulated undistributed net realized gain (loss) on
      investments, foreign currency
      and forward foreign currency contracts                  (790,168)     23,325,392      20,026,158        (627,963)
Unrealized appreciation (depreciation) on:
      Investments                                              367,781         119,605          60,185         187,854
      Foreign currency and forward foreign currency
      contracts                                                      -               -           2,338               -
Capital shares at par value of $.01                              2,644           1,984           1,757           3,100
Additional paid-in capital                                   3,183,775     (20,648,295)    (18,451,885)      3,655,062
                                                          ------------    ------------    ------------    ------------
NET ASSETS                                                $  2,760,132    $  2,439,403    $  2,474,393    $  3,214,920
                                                          ============    ============    ============    ============
Investments in securities, including repurchase
      agreements and securities on loan, at
      identified cost                                     $  3,044,899    $  2,543,830    $  2,928,328    $  3,129,414
                                                          ------------    ------------    ------------    ------------
Foreign currency, at identified cost                                 -               -    $     81,547               -
                                                          ============    ============    ============    ============

NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                       $  2,760,132    $  2,439,403    $  2,474,393    $  3,214,920
                                                          ============    ============    ============    ============
Shares Outstanding                                             264,366         198,377         175,734         309,995
                                                          ------------    ------------    ------------    ------------
Net asset value, offering and redemption price per
 share                                                    $      10.44    $      12.30    $      14.08    $      10.37
                                                          ============    ============    ============    ============

     The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2004 (UNAUDITED)

                                                                                   GLOBAL                      HIGH GRADE
                                                                                EQUITY SELECT  CORE VALUE         BOND
                                                                                    TRUST         TRUST          TRUST
                                                                                ------------   -----------    -----------
ASSETS
Investments in securities, at value                                             $ 3,125,727    $ 3,457,502    $ 5,146,565
     Securities on loan, at value  (Note 2)                                         291,151         75,033      1,442,475
     Repurchase agreements, at value                                                109,000        159,000        793,000
                                                                                -----------    -----------    -----------
     TOTAL INVESTMENTS IN SECURITIES, AT VALUE (See accompanying
     portfolio of investments)                                                    3,525,878      3,691,535      7,382,040
Cash                                                                                    251            318            983
Foreign currency                                                                        340              -              -
Receivables:
     Investments sold                                                                     -              -        257,378
     Fund shares sold                                                                     -              -              9
     Dividends and interest                                                           4,143          3,432         44,654
     Foreign tax withholding reclaims                                                   199              -              -
Other assets                                                                          1,394             55          1,437
                                                                                -----------    -----------    -----------
     TOTAL ASSETS                                                                 3,532,205      3,695,340      7,686,501
                                                                                -----------    -----------    -----------

LIABILITIES
Payables:
     Investments purchased                                                                -              -        493,296
     Dividend and interest withholding tax                                              309              -              -
     Other payables and accrued expenses                                             13,768         13,727         13,069
     Collateral for securities lending                                              305,820         79,400      1,471,861
                                                                                -----------    -----------    -----------
     TOTAL LIABILITIES                                                              319,897         93,127      1,978,226
                                                                                -----------    -----------    -----------
NET ASSETS                                                                      $ 3,212,308    $ 3,602,213    $ 5,708,275
                                                                                ===========    ===========    ===========

NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                                      $    25,594    $     6,374    $ 1,173,749
Accumulated undistributed net realized gain (loss) on
     investments, foreign currency
     and forward foreign currency contracts                                        (274,238)      (434,763)    (2,486,827)
Unrealized appreciation (depreciation) on:
     Investments                                                                    315,783        275,543         10,631
     Foreign currency and forward foreign currency contracts                             14              -              -
Capital shares at par value of $.01                                                   2,534          3,116          4,249
Additional paid-in capital                                                        3,142,621      3,751,943      7,006,473
                                                                                -----------    -----------    -----------
NET ASSETS                                                                      $ 3,212,308    $ 3,602,213    $ 5,708,275
                                                                                ===========    ===========    ===========
Investments in securities, including repurchase agreements and
     securities on loan, at identified cost                                     $ 3,210,095    $ 3,415,992    $ 7,371,409
                                                                                -----------    -----------    -----------
Foreign currency, at identified cost                                            $       344              -              -
                                                                                ===========    ===========    ===========
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                                             $ 3,212,308    $ 3,602,213    $ 5,708,275
                                                                                ===========    ===========    ===========
Shares Outstanding                                                                  253,439        311,616        424,856
                                                                                -----------    -----------    -----------
Net asset value, offering and redemption price per share                        $     12.67    $     11.56    $     13.44
                                                                                ===========    ===========    ===========

    The accompanying notes are an integral part of the financial statements

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                   SCIENCE &       PACIFIC RIM TRUST       HEALTH      EMERGING
                                                                   TECHNOLOGY   (FORMERLY, PACIFIC RIM    SCIENCES      GROWTH
                                                                      TRUST        EMERGING MARKETS)        TRUST       TRUST
                                                                  ------------  ----------------------  ------------  -----------
Investment Income:
     Interest                                                     $     44,426       $    13,524        $     21,985  $    14,956
     Dividends                                                         903,956           929,925             307,937      212,712
     Securities lending                                                 33,600            37,487                   -       12,674
     Less: Foreign taxes withheld                                      (57,479)         (196,047)             (7,271)         (24)
                                                                  ------------       -----------        ------------  -----------
     Total income                                                      924,503           784,889             322,651      240,318
                                                                  ------------       -----------        ------------  -----------

Expenses:

     Investment adviser fee (Note 5)                                 2,820,189           349,790             872,913      334,420
     Distribution fee for Series I  (Note 6)                           398,765            56,613              87,683       65,043
     Distribution fee for Series II  (Note 6)                          117,868            42,758             116,824       15,432
     Distribution fee for Series III (Note 6)                              107                57                 261           15
     Custodian fee                                                      95,790           118,029              60,576       44,296
     Fund administration fees (Note 5)                                  32,292             4,835               8,862        1,032
     Printing and postage fees                                          19,408             2,861               5,197          765
     Audit and legal fees                                               13,887            13,061               9,179        8,478
     Registration and filing fees                                        5,050               743               1,345          184
     Trustees fees and expenses (Note 7)                                 4,058               627               1,138          107
     Transfer agent fee for Series III (Note 5)                            609                88               1,492           84
     Blue sky fees for Series III (Note 5)                                 166               146                 219          136
     Miscellaneous                                                       8,213             1,549               2,686          546
                                                                  ------------       -----------        ------------  -----------
     Expenses before reductions by investment adviser                3,516,402           591,157           1,168,375      470,538
     Less reductions of expenses by investment adviser (Note 5)        (88,164)             (234)            (28,528)        (220)
                                                                  ------------       -----------        ------------  -----------
     Total expenses                                                  3,428,238           590,923           1,139,847      470,318
                                                                  ------------       -----------        ------------  -----------
Net investment income (loss)                                        (2,503,735)          193,966            (817,196)    (230,000)
                                                                  ------------       -----------        ------------  -----------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:
     Investment transactions                                        36,050,210         3,057,846           7,129,966   (3,864,028)
     Written options contracts                                               -                 -           1,826,887            -
     Foreign currency and forward foreign currency contracts            (1,279)          (12,183)            (11,327)           -
Change in unrealized appreciation (depreciation) on:

     Investments (net of deferred tax liability)                   (36,006,918)        2,581,088           9,724,535    2,211,812
     Written options contracts                                               -                 -            (663,022)           -
     Translation of foreign currency and forward foreign
     currency contracts                                                    (85)          (81,421)                (18)           -
                                                                  ------------       -----------        ------------  -----------
     Net gain (loss) on investments, options, foreign currency
     and forward sign currency contracts                                41,928         5,545,330          18,007,021   (1,652,216)
                                                                  ------------       -----------        ------------  -----------

Net increase (decrease) in net assets resulting from operations  ($  2,461,807)      $ 5,739,296        $ 17,189,825 ($ 1,882,216)
                                                                  ============       ===========        ============  ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                     AGGRESSIVE        EMERGING     SMALL COMPANY     SMALL
                                                                       GROWTH       SMALL COMPANY      BLEND         COMPANY
                                                                       TRUST            TRUST          TRUST          TRUST *
                                                                    ------------    ------------    -----------    -----------
Investment Income:
     Interest                                                       $     65,083    $     41,053    $     9,045    $     1,098
     Dividends                                                           416,175         656,993        969,198         58,241
     Securities lending                                                   44,899          94,740         52,441            787
     Less: Foreign taxes withheld                                           (110)         (4,244)       (10,826)          (184)
                                                                    ------------    ------------    -----------    -----------
     Total income                                                        526,047         788,542      1,019,858         59,942
                                                                    ------------    ------------    -----------    -----------
Expenses:
     Investment adviser fee (Note 5)                                   1,404,302       2,216,420        958,761         51,336
     Distribution fee for Series I  (Note 6)                             204,737         299,605        110,810          4,595
     Distribution fee for Series II  (Note 6)                            100,502         163,141        114,296          8,191
     Distribution fee for Series III (Note 6)                                 27              64              -              -
     Custodian fee                                                        82,886          71,946         59,534         17,702
     Fund administration fees (Note 5)                                    16,425          26,210         11,392            583
     Printing and postage fees                                             9,390          15,228          6,504            512
     Audit and legal fees                                                 11,201          14,433         10,080          3,338
     Registration and filing fees                                          2,293           4,057          1,686            106
     Trustees fees and expenses (Note 7)                                   2,048           3,306          1,398             84
     Transfer agent fee for Series III (Note 5)                                -             354              -              -
     Blue sky fees for Series III (Note 5)                                     -             152              -              -
     Miscellaneous                                                         4,404           6,506          2,855            429
                                                                    ------------    ------------    -----------    -----------
     Expenses before reductions by investment adviser                  1,838,215       2,821,422      1,277,316         86,876
     Less reductions of expenses by investment adviser (Note 5)                -            (506)             -              -
                                                                    ------------    ------------    -----------    -----------
     Total expenses                                                    1,838,215       2,820,916      1,277,316         86,876
                                                                    ------------    ------------    -----------    -----------
Net investment income (loss)                                          (1,312,168)     (2,032,374)      (257,458)       (26,934)
                                                                    ------------    ------------    -----------    -----------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                          25,856,024      39,695,695      8,009,376          7,187
     Written options contracts                                           106,893               -              -              -
     Foreign currency and forward foreign currency contracts                   -             104              4              -
Change in unrealized appreciation (depreciation) on:
     Investments                                                      (7,121,353)    (10,132,257)    (7,379,194)     2,064,121
     Written options contracts                                           (22,963)              -              -              -
     Translation of foreign currency and forward foreign currency
     contracts                                                                 -             (18)            (5)             -
                                                                    ------------    ------------    -----------    -----------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                           18,818,601      29,563,524        630,181      2,071,308
                                                                    ------------    ------------    -----------    -----------
Net increase (decrease) in net assets resulting from operations     $ 17,506,433    $ 27,531,150    $   372,723    $ 2,044,374
                                                                    ============    ============    ===========    ===========

* For the period May 3, 2004 (commencement of operations) to June 30, 2004.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                      DYNAMIC        MID CAP         NATURAL         ALL CAP
                                                                       GROWTH         STOCK         RESOURCES         GROWTH
                                                                       TRUST          TRUST           TRUST           TRUST
                                                                    -----------    ------------    ------------    ------------
Investment Income:
     Interest                                                       $    11,833    $     93,244    $     71,553    $     88,019
     Dividends                                                          284,487         839,131       2,673,057       1,789,766
     Securities lending                                                  17,592          61,291          65,080          26,202
     Less: Foreign taxes withheld                                             -         (15,917)       (214,208)        (26,227)
                                                                    -----------    ------------    ------------    ------------
     Total income                                                       313,912         977,749       2,595,482       1,877,760
                                                                    -----------    ------------    ------------    ------------
Expenses:
     Investment adviser fee (Note 5)                                    734,741       1,636,300       1,241,964       2,382,503
     Distribution fee for Series I  (Note 6)                            100,187         213,605         104,545         378,182
     Distribution fee for Series II  (Note 6)                            68,771         253,537         234,083         171,351
     Distribution fee for Series III (Note 6)                                 -              78             187              62
     Custodian fee                                                       33,517          65,868          74,250          89,747
     Fund administration fees (Note 5)                                    8,322          21,046          11,198          32,871
     Printing and postage fees                                            5,794          12,166           6,721          18,797
     Audit and legal fees                                                 9,193          12,814          10,057          15,280
     Registration and filing fees                                         1,442           3,195           1,756           4,723
     Trustees fees and expenses (Note 7)                                  1,042           2,686           1,445           4,074
     Transfer agent fee for Series III (Note 5)                               -             315             652               -
     Blue sky fees for Series III (Note 5)                                    -             149             167               -
     Miscellaneous                                                        2,435           5,455           2,741           8,626
                                                                    -----------    ------------    ------------    ------------
     Expenses before reductions by investment adviser                   965,444       2,227,214       1,689,766       3,106,216
     Less reductions of expenses by investment adviser (Note 5)               -            (464)           (819)              -
                                                                    -----------    ------------    ------------    ------------
     Total expenses                                                     965,444       2,226,750       1,688,947       3,106,216
                                                                    -----------    ------------    ------------    ------------
Net investment income (loss)                                           (651,532)     (1,249,001)        906,535      (1,228,456)
                                                                    -----------    ------------    ------------    ------------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                          4,264,588      32,537,748      12,346,069      30,573,632
     Written options contracts                                                -               -               -          20,806
     Foreign currency and forward foreign currency contracts                  -          (4,739)         43,384         (62,504)
Change in unrealized appreciation (depreciation) on:
     Investments                                                     (2,818,573)      6,153,407      (1,398,206)    (17,309,456)
     Written options contracts                                                -               -               -        (128,444)
     Translation of foreign currency and forward foreign currency
     contracts                                                                -            (760)          1,196          (2,048)
                                                                    -----------    ------------    ------------    ------------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                           1,446,015      38,685,656      10,992,443      13,091,986
                                                                    -----------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations     $   794,483    $ 37,436,655    $ 11,898,978    $ 11,863,530
                                                                    ===========    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    STRATEGIC      FINANCIAL   INTERNATIONAL
                                                                  OPPORTUNITIES    SERVICES        STOCK          OVERSEAS
                                                                     TRUST           TRUST         TRUST            TRUST
                                                                  ------------    -----------  -------------    ------------
Investment Income:
     Interest                                                     $     26,958    $   654,881  $       7,022    $    165,662
     Dividends                                                       1,658,216          2,167      6,619,587       5,546,601
     Securities lending                                                 63,073          5,373        181,051         172,892
     Less: Foreign taxes withheld                                      (23,154)       (11,190)      (811,415)       (695,922)
                                                                  ------------    -----------    -----------    ------------
     Total income                                                    1,725,093        651,231      5,996,245       5,189,233
                                                                  ------------    -----------    -----------    ------------
Expenses:
     Investment adviser fee (Note 5)                                 1,912,071        368,133      1,831,275       2,137,991
     Distribution fee for Series I  (Note 6)                           391,095         40,831        228,493         298,300
     Distribution fee for Series II  (Note 6)                           43,481         70,663        220,820         239,239
     Distribution fee for Series III (Note 6)                                -             83            121             142
     Custodian fee                                                     114,143         22,133        235,931         364,974
     Fund administration fees (Note 5)                                  29,849          4,891         21,465          25,685
     Printing and postage fees                                          17,123          2,853         12,140          14,224
     Audit and legal fees                                               14,357          8,190         15,338          17,197
     Registration and filing fees                                        3,977            739          3,041           3,775
     Trustees fees and expenses (Note 7)                                 3,646            629          2,670           3,167
     Transfer agent fee for Series III (Note 5)                              -            419              -               -
     Blue sky fees for Series III (Note 5)                                   -            154              -               -
     Miscellaneous                                                      10,454          1,215          5,784          45,145
                                                                  ------------    -----------  -------------    ------------
     Expenses before reductions by investment adviser                2,540,196        520,933      2,577,078       3,149,839
     Less reductions of expenses by investment adviser (Note 5)              -           (573)             -               -
                                                                  ------------    -----------  -------------    ------------
     Total expenses                                                  2,540,196        520,360      2,577,078       3,149,839
                                                                  ------------    -----------  -------------    ------------
Net investment income (loss)                                          (815,103)       130,871      3,419,167       2,039,394
                                                                  ------------    -----------  -------------    ------------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                        39,337,011       (858,231)     8,038,091      32,587,030
     Foreign currency and forward foreign currency contracts            (5,421)         3,316        382,522         (53,033)
Change in unrealized appreciation (depreciation) on:
     Investments                                                   (14,123,120)     2,503,206     (7,643,978)    (38,229,396)
     Translation of foreign currency and forward foreign
     currency contracts                                                   (525)        (1,043)      (260,418)         17,441
                                                                  ------------    -----------  -------------    ------------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                         25,207,945      1,647,248        516,217      (5,677,958)
                                                                  ------------    -----------  -------------    ------------
Net increase (decrease) in net assets resulting from operations   $ 24,392,842    $ 1,778,119  $   3,935,384    ($ 3,638,564)
                                                                  ============    ===========  =============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                 INTERNATIONAL   INTERNATIONAL    QUANTITATIVE      MID CAP
                                                                   SMALL CAP        VALUE            MID CAP         CORE
                                                                     TRUST          TRUST             TRUST          TRUST
                                                                 -------------   -------------    ------------    -----------
Investment Income:
     Interest                                                    $      35,037   $      55,243    $     19,170    $    43,803
     Dividends                                                       7,296,860      10,584,215         450,859        254,547
     Securities lending                                                283,079         343,719           6,202            737
     Less: Foreign taxes withheld                                   (1,081,514)     (1,272,240)           (394)        (1,065)
                                                                 -------------   -------------    ------------    -----------
     Total income                                                    6,533,462       9,710,937         475,837        298,022
                                                                 -------------   -------------    ------------    -----------
Expenses:
     Investment adviser fee (Note 5)                                 1,649,605       1,971,055         409,345        228,203
     Distribution fee for Series I  (Note 6)                           200,530         237,488          87,770         14,646
     Distribution fee for Series II  (Note 6)                          170,308         323,231          15,619         64,953
     Distribution fee for Series III (Note 6)                              125              75               -              7
     Custodian fee                                                     258,345         266,961          29,691         35,951
     Fund administration fees (Note 5)                                  17,901          23,064           6,411          2,835
     Printing and postage fees                                          10,865          12,734           3,730          1,660
     Audit and legal fees                                               13,055          15,853           8,232          7,340
     Registration and filing fees                                        2,910           3,266             920            466
     Trustees fees and expenses (Note 7)                                 2,337           2,874             818            345
     Transfer agent fee for Series III (Note 5)                            645               -               -              -
     Blue sky fees for Series III (Note 5)                                 167               -               -              -
     Miscellaneous                                                       3,926           5,949           1,859            673
                                                                 -------------   -------------    ------------    -----------
     Expenses before reductions by investment adviser                2,330,719       2,862,550         564,395        357,079
     Less reductions of expenses by investment adviser (Note 5)           (812)       (216,208)              -              -
                                                                 -------------   -------------    ------------    -----------
     Total expenses                                                  2,329,907       2,646,342         564,395        357,079
                                                                 -------------   -------------    ------------    -----------
Net investment income (loss)                                         4,203,555       7,064,595         (88,558)       (59,057)
                                                                 -------------   -------------    ------------    -----------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                        12,625,781      13,279,682      15,127,831      4,869,470
     Foreign currency and forward foreign currency contracts          (186,948)       (224,910)              -           (997)
Change in unrealized appreciation (depreciation) on:
     Investments (net of deferred tax liability)                     8,406,417       5,730,395      (6,147,732)      (243,980)
     Translation of foreign currency and forward foreign
     currency contracts                                                 23,821         (28,457)              -              -
                                                                 -------------   -------------    ------------    -----------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                         20,869,071      18,756,710       8,980,099      4,624,493
                                                                 -------------   -------------    ------------    -----------
Net increase (decrease) in net assets resulting from operations  $  25,072,626   $  25,821,305    $  8,891,541    $ 4,565,436
                                                                 =============   =============    ============    ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                  GLOBAL TRUST     STRATEGIC        CAPITAL        U.S. GLOBAL
                                                               (FORMERLY, GLOBAL     GROWTH       APPRECIATION   LEADERS GROWTH
                                                                 EQUITY TRUST)       TRUST           TRUST            TRUST *
                                                               -----------------  ------------    ------------   --------------
Investment Income:
     Interest                                                     $     31,055    $     66,069    $     32,640      $    359
     Dividends                                                       5,899,660         988,236         781,063         8,917
     Securities lending                                                180,844          12,166          13,649             -
     Less: Foreign taxes withheld                                     (564,985)         (7,654)        (41,121)            -
                                                                  ------------    ------------    ------------      --------
     Total income                                                    5,546,574       1,058,817         786,231         9,276
                                                                  ------------    ------------    ------------      --------
Expenses:
     Investment adviser fee (Note 5)                                 1,427,271       1,073,768         763,329         4,955
     Distribution fee for Series I  (Note 6)                           269,330         138,038          91,788           597
     Distribution fee for Series II  (Note 6)                           37,555         178,999         142,021         1,439
     Distribution fee for Series III (Note 6)                               97              80              38             -
     Custodian fee                                                     207,232          65,115          47,182         4,382
     Fund administration fees (Note 5)                                  20,874          14,507          10,687            87
     Printing and postage fees                                          11,858           8,217           6,065            77
     Audit and legal fees                                               12,118          11,544           9,917         3,183
     Registration and filing fees                                        2,898           2,117           1,551            16
     Trustees fees and expenses (Note 7)                                 2,555           1,806           1,323            13
     Transfer agent fee for Series III (Note 5)                            622             425               -             -
     Blue sky fees for Series III (Note 5)                                 174             154               -             -
     Miscellaneous                                                       6,343           3,654           2,756            56
                                                                  ------------    ------------    ------------      --------
     Expenses before reductions by investment adviser                1,998,927       1,498,424       1,076,657        14,805
     Less reductions of expenses by investment adviser (Note 5)        (95,947)           (579)              -        (3,769)
                                                                  ------------    ------------    ------------      --------
     Total expenses                                                  1,902,980       1,497,845       1,076,657        11,036
                                                                  ------------    ------------    ------------      --------
Net investment income (loss)                                         3,643,594        (439,028)       (290,426)       (1,760)
                                                                  ------------    ------------    ------------      --------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                        11,083,253      13,740,879      10,172,303          (450)
     Foreign currency and forward foreign currency contracts          (223,063)              -               -             -
Change in unrealized appreciation (depreciation) on:
     Investments                                                    (2,480,283)    (11,094,785)     (4,107,868)       93,856
     Translation of foreign currency and forward foreign
     currency contracts                                                 93,496               -               -             -
                                                                  ------------    ------------    ------------      --------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                          8,473,403       2,646,094       6,064,435        93,406
                                                                  ------------    ------------    ------------      --------

Net increase (decrease) in net assets resulting from operations   $ 12,116,997    $  2,207,066    $  5,774,009      $ 91,646
                                                                  ============    ============    ============      ========

* For the period May 3, 2004 (commencement of operations) to June 30, 2004.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                QUANTITATIVE      ALL CAP         LARGE CAP          BLUE CHIP
                                                                  ALL CAP           CORE           GROWTH              GROWTH
                                                                   TRUST           TRUST            TRUST              TRUST
                                                                --------------    ------------    -------------      -------------
Investment Income:
     Interest                                                   $       10,505    $     36,072    $      22,511      $      64,350
     Dividends                                                         957,033       2,133,648        2,985,469          7,612,713
     Securities lending                                                  7,015           9,205           18,552             43,800
     Less: Foreign taxes withheld                                       (5,780)              -          (21,906)           (47,147)
                                                                --------------    ------------    -------------      -------------
     Total income                                                      968,773       2,178,925        3,004,626          7,673,716
                                                                --------------    ------------    -------------      -------------
Expenses:
     Investment adviser fee (Note 5)                                   360,240         950,199        1,869,412          5,503,139
     Distribution fee for Series I  (Note 6)                            86,647         195,725          305,698            963,334
     Distribution fee for Series II  (Note 6)                            4,892          18,407          159,097            441,485
     Distribution fee for Series III (Note 6)                                -               -                -                209
     Custodian fee                                                      26,650          52,676           88,671            160,259
     Fund administration fees (Note 5)                                     936          14,565           27,072             80,656
     Printing and postage fees                                             762           8,291           15,400             45,722
     Audit and legal fees                                                7,110          11,484           13,588             29,820
     Registration and filing fees                                          166           1,991            3,858             11,543
     Trustees fees and expenses (Note 7)                                   121           1,723            3,335             10,002
     Transfer agent fee for Series III (Note 5)                             15               -                -                999
     Blue sky fees for Series III (Note 5)                                 133               -                -                185
     Miscellaneous                                                         355           3,992            7,164             21,633
                                                                --------------    ------------    -------------      -------------
     Expenses before reductions by investment adviser                  488,027       1,259,053        2,493,295          7,268,986
     Less reductions of expenses by investment adviser (Note 5)         (3,066)              -                -           (225,396)
                                                                --------------    ------------    -------------      -------------
     Total expenses                                                    484,961       1,259,053        2,493,295          7,043,590
                                                                --------------    ------------    -------------      -------------

Net investment income (loss)                                           483,812         919,872          511,331            630,126
                                                                --------------    ------------    -------------      -------------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                          (662,006)     22,580,133       17,716,885         11,274,824
     Futures contracts                                                       -         571,816                -                  -
     Foreign currency and forward foreign currency contracts                 -               -            4,789            (10,694)
Change in unrealized appreciation (depreciation) on:
     Investments                                                     3,603,837      (6,446,904)      (6,984,766)        32,511,348
     Futures contracts                                                       -         463,515                -                  -
     Translation of foreign currency and forward foreign
     currency contracts                                                      -               -           (1,385)                 -
                                                                --------------    ------------    -------------      -------------
     Net gain (loss) on investments, options, foreign currency
      and forward foreign currency contracts:                        2,941,831      17,168,560       10,735,523         43,775,478
                                                                --------------    ------------    -------------      -------------
Net increase (decrease) in net assets resulting from operations $    3,425,643    $ 18,088,432    $  11,246,854      $  44,405,604
                                                                ==============    ============    =============      =============

    To accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                      U.S.           CORE          STRATEGIC       LARGE CAP
                                                                   LARGE CAP        EQUITY           VALUE           VALUE
                                                                     TRUST          TRUST*           TRUST           TRUST
                                                                  ------------    ------------    --------------  ------------
Investment Income:
     Interest                                                     $    138,560    $     11,675    $     15,156    $      3,304
     Mortgage dollar rolls                                                   -         246,598       1,092,074               -
     Dividends                                                       4,135,236               -           5,529         438,322
     Securities lending                                                 37,905               -               -           2,122
     Less: Foreign taxes withheld                                     (103,492)         (5,715)         (2,982)              -
                                                                  ------------    ------------    ------------    ------------
     Total income                                                    4,208,209         252,558       1,109,777         443,748
                                                                  ------------    ------------    ------------    ------------

Expenses:
     Investment adviser fee (Note 5)                                 2,385,567         316,318         546,810         184,895
     Distribution fee for Series I  (Note 6)                           369,699          36,234          69,666          17,253
     Distribution fee for Series II  (Note 6)                          289,000          63,045          92,606          46,020
     Distribution fee for Series III (Note 6)                               31              34              27              11
     Custodian fee                                                      83,624          14,169          40,731          78,810
     Fund administration fees (Note 5)                                  32,008           4,418           7,783           1,078
     Printing and postage fees                                          36,409           3,885           4,723             699
     Audit and legal fees                                               56,084           4,531           9,151           6,820
     Registration and filing fees                                        4,488             804           1,284             183
     Trustees fees and expenses (Note 7)                                 3,901             638           1,022             133
     Miscellaneous                                                       9,111           1,240           2,424           1,324
                                                                  ------------    ------------    ------------    ------------
     Total expenses                                                  3,269,922         445,316         776,227         337,226
                                                                  ------------    ------------    ------------    ------------
Net investment income (loss)                                           938,287        (192,758)        333,550         106,522
                                                                  ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                        16,988,343               -      14,348,677         906,410
     Foreign currency and forward foreign currency contracts                 -         (49,286)              -               -
Change in unrealized appreciation (depreciation) on:
     Investments                                                    14,701,029      13,156,235      (6,891,683)      2,072,874
     Translation of foreign currency and forward foreign
     currency contracts                                                      6             842               -               -
                                                                  ------------    ------------    ------------    ------------
     Net gain (loss) on investments, options, foreign currency
      and forward foreign currency contracts                        31,689,378      13,107,791       7,456,994       2,979,284
                                                                  ------------    -------------   ------------    ------------

Net increase (decrease) in net assets resulting from operations   $ 32,627,665    $ 12,915,033    $  7,790,544    $  3,085,806
                                                                  ============    ============    ============    ============

* For the period May 3, 2004 (commencement of operations) to June 30, 2004.

    To accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                      CLASSIC                      REAL ESTATE       SMALL CAP
                                                                      VALUE          UTILITIES      SECURITIES     OPPORTUNITIES
                                                                      TRUST *          TRUST          TRUST            TRUST
                                                                    ------------    ------------   -------------   -------------
Investment Income:
     Interest                                                       $        612    $    172,426    $     29,369    $      9,343
     Dividends                                                            19,716         783,035      15,571,141         747,103
     Securities lending                                                       67           1,787          21,808          12,200
     Less: Foreign taxes withheld                                             --         (37,910)        (45,836)         (1,495)
                                                                    ------------    ------------   -------------   -------------
     Total income                                                         20,395         919,338      15,576,482         767,151
                                                                    ------------    ------------   -------------   -------------
Expenses:
     Investment adviser fee (Note 5)                                       6,766         225,097       2,006,993         417,399
     Distribution fee for Series I  (Note 6)                                 596          27,544         350,316          37,836
     Distribution fee for Series II  (Note 6)                              1,666          40,766         353,029          74,010
     Distribution fee for Series III (Note 6)                                 --              13             447              42
     Custodian fee                                                         4,383          73,696          76,130          27,453
     Fund administration fees (Note 5)                                        89           3,071          33,931           3,776
     Printing and postage fees                                                78           1,803          19,730           2,274
     Audit and legal fees                                                  3,184           8,171          17,040           7,611
     Registration and filing fees                                             16             462           5,219             632
     Trustees fees and expenses (Note 7)                                      13             391           4,299             483
     Transfer agent fee for Series III (Note 5)                                -             106           1,718               -
     Blue sky fees for Series III (Note 5)                                     -             137             226               -
     Miscellaneous                                                            63             778           8,563           1,459
                                                                    ------------    ------------   -------------   -------------
     Expenses before reductions by investment adviser                     16,854         382,035       2,877,641         572,975
     Less reductions of expenses by investment adviser (Note 5)           (3,461)           (243)         (1,944)              -
                                                                    ------------    ------------   -------------   -------------
     Total expenses                                                       13,393         381,792       2,875,697         572,975
                                                                    ------------    ------------   -------------   -------------
Net investment income (loss)                                               7,002         537,546      12,700,785         194,176
                                                                    ------------    ------------   -------------   -------------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                                   -       4,261,808      77,401,070       4,211,529
     Foreign currency and forward foreign currency contracts                   -         (50,335)              -           7,456
Change in unrealized appreciation (depreciation) on:
     Investments                                                         151,262      (1,576,081)    (51,925,838)      3,742,564
     Translation of foreign currency and forward foreign
     currency contracts                                                        -          (5,967)              -              36
                                                                    ------------    ------------   -------------   -------------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                              151,262       2,629,425      25,475,232       7,961,585
                                                                    ------------    ------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations     $    158,264    $  3,166,971    $ 38,176,017    $  8,155,761
                                                                    ============    ============   =============   =============

* For the period May 3, 2004 (commencement of operations) to June 30, 2004.

    To accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    SMALL COMPANY     SPECIAL         MID CAP
                                                                        VALUE          VALUE           VALUE           VALUE
                                                                        TRUST          TRUST           TRUST           TRUST
                                                                    ------------   ------------    ------------    ------------
Investment Income:
     Interest                                                       $     98,396   $      4,347    $     43,972    $     42,621
     Dividends                                                         4,490,273        110,479       4,015,396       2,073,134
     Securities lending                                                   49,727          2,457          23,595               -
     Less: Foreign taxes withheld                                              -              -         (10,724)              -
                                                                    ------------   ------------    ------------    ------------
     Total income                                                      4,638,396        117,283       4,072,239       2,115,755
                                                                    ------------   ------------    ------------    ------------

Expenses:
     Investment adviser fee (Note 5)                                   2,650,119         98,648       1,937,079         995,799
     Distribution fee for Series I  (Note 6)                             308,769          9,375         229,244         207,356
     Distribution fee for Series II  (Note 6)                            310,120         16,351         346,671          59,893
     Distribution fee for Series III (Note 6)                                 29            195              92               -
     Custodian fee                                                        74,295         31,156          62,001          41,499
     Fund administration fees (Note 5)                                    29,569          1,018          25,341          16,060
     Printing and postage fees                                            16,914            596          14,389           9,146
     Audit and legal fees                                                 15,216          7,121          13,293          11,075
     Registration and filing fees                                          4,457            164           3,651           2,263
     Trustees fees and expenses (Note 7)                                   3,677            121           3,207           1,961
     Transfer agent fee for Series III (Note 5)                                -            304             298               -
     Blue sky fees for Series III (Note 5)                                     -            149             148               -
     Miscellaneous                                                         7,463            239           6,651           4,315
                                                                    ------------   ------------    ------------    ------------
    Expenses before reductions by investment adviser                   3,420,628        165,437       2,642,065       1,349,367
     Less reductions of expenses by investment adviser (Note 5)                -           (453)           (446)              -
                                                                    ------------   ------------    ------------    ------------
     Total expenses                                                    3,420,628        164,984       2,641,619       1,349,367
                                                                    ------------   ------------    ------------    ------------
Net investment income (loss)                                           1,217,768        (47,701)      1,430,620         766,388
                                                                    ------------   ------------    ------------    ------------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                           5,566,526        334,232       9,320,963      20,553,779
Change in unrealized appreciation (depreciation) on:
        Investments                                                   60,893,456      1,479,386      35,123,731      (8,290,863)
                                                                    ------------   ------------    ------------    ------------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts:                          66,459,982      1,813,618      44,444,694      12,262,916
                                                                    ------------   ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations     $ 67,677,750   $  1,765,917    $ 45,875,314    $ 13,029,304
                                                                    ============   ============    ============    ============

    To accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                       ALL CAP          EQUITY         FUNDAMENTAL       GROWTH &
                                                                        VALUE            INDEX            VALUE           INCOME
                                                                        TRUST            TRUST            TRUST           TRUST
                                                                    -------------    -------------    --------------   ------------
Investment Income:
     Interest                                                       $      19,800    $      16,493    $     216,030    $     26,940
     Dividends                                                          2,213,547          651,204        4,808,853      11,205,669
     Securities lending                                                    15,262              392           22,145           8,993
     Less: Foreign taxes withheld                                         (12,755)               -         (149,239)              -
                                                                    -------------    -------------    -------------    ------------
     Total income                                                       2,235,854          668,089        4,897,789      11,241,602
                                                                    -------------    -------------    -------------    ------------

Expenses:
     Investment adviser fee (Note 5)                                    1,065,289          103,193        2,276,096       4,409,984
     Distribution fee for Series I  (Note 6)                              131,229                -          280,358       1,120,661
     Distribution fee for Series II  (Note 6)                             195,302                -          415,412         211,030
     Distribution fee for Series III (Note 6)                                  88                -              134              25
     Custodian fee                                                         52,779           49,791           91,969         168,029
     Fund administration fees (Note 5)                                     14,596            4,430           30,971          88,761
     Printing and postage fees                                              9,009            2,554           17,882          50,045
     Audit and legal fees                                                  10,836            7,067           15,081          30,933
     Registration and filing fees                                           2,581            4,432            4,671          12,253
     Trustees fees and expenses (Note 7)                                    1,939              545            3,948          10,869
     Transfer agent fee for Series III (Note 5)                               402                -              768             179
     Blue sky fees for Series III (Note 5)                                    154                -              173             141
     Miscellaneous                                                          3,336            1,202            7,778          25,857
                                                                    -------------    -------------    -------------    ------------
     Expenses before reductions by investment adviser                   1,487,540          173,214        3,145,241       6,128,767
     Less reductions of expenses by investment adviser (Note 5)              (556)          (8,106)            (941)           (320)
                                                                    -------------    -------------    -------------    ------------
     Total expenses                                                     1,486,984          165,108        3,144,300       6,128,447
                                                                    -------------    -------------    -------------    ------------
Net investment income (loss)                                              748,870          502,981        1,753,489       5,113,155
                                                                    -------------    -------------    -------------    ------------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                           13,209,490           85,191         (538,235)    115,459,638
     Futures contracts                                                          -           75,683                -               -
     Foreign currency and forward foreign currency contracts                    -                -           (5,796)              -
Change in unrealized appreciation (depreciation) on:
     Investments                                                           (6,806)       1,967,906       23,710,511     (86,792,314)
     Futures contracts                                                          -          (53,230)               -               -
     Translation of foreign currency and forward foreign
     currency contracts                                                         -                -           (1,315)              -
                                                                    -------------    -------------    -------------    ------------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                            13,202,684        2,075,550       23,165,165      28,667,324
                                                                    -------------    -------------    -------------    ------------
Net increase (decrease) in net assets resulting from operations     $  13,951,554    $   2,578,531    $  24,918,654    $ 33,780,479
                                                                    =============    =============    =============    ============

    To accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                 GREAT COMPANIES -  QUANTITATIVE                    INCOME &
                                                                     AMERICA            VALUE       EQUITY-INCOME      VALUE
                                                                      TRUST            TRUST *           TRUST         TRUST
                                                                    ------------    ------------    ------------    ------------
Investment Income:
     Interest                                                       $        457    $      9,746    $    858,964    $  4,525,455
     Dividends                                                            20,607         416,554      17,470,315       2,941,070
     Securities lending                                                      146           1,017          61,299          53,391
     Less: Foreign taxes withheld                                              -            (257)       (174,440)        (73,008)
                                                                    ------------    ------------    ------------    ------------
     Total income                                                         21,210         427,060      18,216,138       7,446,908
                                                                    ------------    ------------    ------------    ------------
Expenses:
     Investment adviser fee (Note 5)                                      10,944         135,827       5,862,921       2,112,510
     Distribution fee for Series I  (Note 6)                                   -          29,011         958,698         416,193
     Distribution fee for Series II  (Note 6)                              5,107          11,537         632,141         166,387
     Distribution fee for Series III (Note 6)                                  -               3             285               -
     Custodian fee                                                         5,662          13,158         176,925         137,243
     Fund administration fees (Note 5)                                       153           1,325          86,335          33,489
     Printing and postage fees                                                64           1,185          49,541          39,369
     Audit and legal fees                                                  7,199           3,568          30,716          55,365
     Registration and filing fees                                             89             245          12,782           4,800
     Trustees fees and expenses (Note 7)                                      15             196          10,830           4,137
     Transfer agent fee for Series III (Note 5)                                -               -           1,207               -
     Blue sky fees for Series III (Note 5)                                     -               -             196               -
     Miscellaneous                                                            48             264          22,209           9,115
                                                                    ------------    ------------    ------------    ------------
     Expenses before reductions by investment adviser                     29,281         196,319       7,844,786       2,978,608
     Less reductions of expenses by investment adviser (Note 5)           (5,341)              -        (240,603)              -
                                                                    ------------    ------------    ------------    ------------
     Total expenses                                                       23,940         196,319       7,604,183       2,978,608
                                                                    ------------    ------------    ------------    ------------
Net investment income (loss)                                              (2,730)        230,741      10,611,955       4,468,300
                                                                    ------------    ------------    ------------    ------------
Realized and unrealized gain (loss) on investments, options
     foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                              10,231         892,266      28,393,720      15,758,559
     Foreign currency and forward foreign currency contracts                   -               -         (24,499)       (131,319)
Change in unrealized appreciation (depreciation) on:
     Investments                                                         (29,105)      6,712,273      31,641,358      (6,150,704)
     Translation of foreign currency and forward foreign
     currency contracts                                                        -               -             505          (7,144)
                                                                    ------------    ------------    ------------    ------------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                              (18,874)      7,604,539      60,011,084       9,469,392
                                                                    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations     ($    21,604)   $  7,835,280    $ 70,623,039    $ 13,937,692
                                                                    ------------    ------------    ------------    ------------

* For the period May 3, 2004 (commencement of operations) to June 30, 2004.

    To accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                         GLOBAL            HIGH           STRATEGIC       STRATEGIC
                                                                       ALLOCATION          YIELD            BOND           INCOME
                                                                          TRUST            TRUST            TRUST          TRUST *
                                                                       ----------      ------------      -----------      ---------
Investment Income:
     Interest                                                          $  544,942      $ 40,683,647      $15,621,690      $  46,777
     Dividends                                                            862,674           612,260                -            113
     Securities lending                                                     5,164           174,837           66,635             23
     Less: Foreign taxes withheld                                         (56,948)                -              198           (478)
                                                                       ----------      ------------      -----------      ---------
     Total income                                                       1,355,832        41,470,744       15,688,523         46,435
                                                                       ----------      ------------      -----------      ---------

Expenses:
     Investment adviser fee (Note 5)                                      389,374         2,957,728        2,037,493          9,997
     Distribution fee for Series I  (Note 6)                               55,221           482,672          357,851          1,184
     Distribution fee for Series II  (Note 6)                              52,855           637,034          342,768          2,837
     Distribution fee for Series III (Note 6)                                   6               365              238              -
     Custodian fee                                                         84,994           173,406          167,739          4,439
     Fund administration fees (Note 5)                                      4,584            50,620           34,224            175
     Printing and postage fees                                              2,672            29,210           19,302            154
     Audit and legal fees                                                   7,695            26,878           20,039          3,211
     Registration and filing fees                                             636             8,016            4,897             32
     Trustees fees and expenses (Note 7)                                      578             6,426            4,254             25
     Transfer agent fee for Series III (Note 5)                                 -             1,513            1,333              -
     Blue sky fees for Series III (Note 5)                                      -               214              203              -
     Miscellaneous                                                          1,219            12,429           11,077             68
                                                                       ----------      ------------      -----------      ---------
     Expenses before reductions by investment adviser                     599,834         4,386,511        3,001,418         22,122
     Less reductions of expenses by investment adviser (Note 5)                 -            (1,727)          (1,536)             -
                                                                       ----------      ------------      -----------      ---------
     Total expenses                                                       599,834         4,384,784        2,999,882         22,122
                                                                       ----------      ------------      -----------      ---------
Net investment income (loss)                                              755,998        37,085,960       12,688,641         24,313
                                                                       ----------      ------------      -----------      ---------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                            2,387,222         7,259,968        7,554,122         (1,817)
     Futures contracts                                                          -                 -         (405,856)             -
     Foreign currency and forward foreign currency contracts             (193,081)            2,714        2,094,692         (2,457)
Change in unrealized appreciation (depreciation) on:
     Investments                                                         (990,944)      (42,602,544)     (23,398,062)        (3,199)
     Futures contracts                                                          -                 -          103,440        (12,459)
     Translation of foreign currency and forward foreign
     currency contracts                                                    63,245           (10,505)         198,748        (18,942)
                                                                       ----------      ------------      -----------      ---------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                             1,266,442       (35,350,367)     (13,852,916)       (38,874)
                                                                       ----------      ------------      -----------      ---------

Net increase (decrease) in net assets resulting from operations        $2,022,440      $  1,735,593     ($ 1,164,275)    ($  14,561)
                                                                       ==========      ============     ============     ==========

* For the period May 3, 2004 (commencement of operations) to June 30, 2004.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                 GLOBAL      DIVERSIFIED     INVESTMENT       TOTAL
                                                                  BOND          BOND        QUALITY BOND      RETURN
                                                                 TRUST          TRUST          TRUST          TRUST
                                                              ------------   ------------   ------------   ------------
Investment Income:
     Interest                                                 $  8,367,311   $  8,461,676   $ 12,860,866   $ 15,491,739
     Dividends                                                      53,811         36,968          6,576        223,681
     Securities lending                                             33,585              -         34,452         94,357
     Less: Foreign taxes withheld                                   (2,783)          (142)        (2,340)             -
                                                              ------------   ------------   ------------   ------------
     Total income                                                8,451,924      8,498,502     12,899,554     15,809,777
                                                              ------------   ------------   ------------   ------------

Expenses:
     Investment adviser fee (Note 5)                             1,619,622      1,087,391      1,189,160      3,918,190
     Distribution fee for Series I  (Note 6)                       266,944        210,082        289,720        648,470
     Distribution fee for Series II  (Note 6)                      321,778        144,104        156,330        771,559
     Distribution fee for Series III (Note 6)                          188             23             96          1,366
     Custodian fee                                                 184,174         97,328        156,207        209,886
     Fund administration fees (Note 5)                              22,210         19,546         26,744         76,039
     Printing and postage fees                                      13,017         10,610         14,382         40,209
     Audit and legal fees                                           17,479         15,718         17,848         35,942
     Registration and filing fees                                    2,940          2,540          3,379         10,238
     Trustees fees and expenses (Note 7)                             2,831          2,326          3,125          9,044
     Transfer agent fee for Series III (Note 5)                        684              -            596          7,829
     Blue sky fees for Series III (Note 5)                             169              -            167            576
     Miscellaneous                                                   7,197          5,613          7,878         24,521
                                                              ------------   ------------   ------------   ------------
     Expenses before reductions by investment adviser            2,459,233      1,595,281      1,865,632      5,753,869
     Less reductions of expenses by investment adviser
     (Note 5)                                                         (853)             -           (763)        (8,405)
                                                              ------------   ------------   ------------   ------------
     Total expenses                                              2,458,380      1,595,281      1,864,869      5,745,464
                                                              ------------   ------------   ------------   ------------
Net investment income (loss)                                     5,993,544      6,903,221     11,034,685     10,064,313
                                                              ------------   ------------   ------------   ------------
Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                     1,927,470      2,970,324      2,006,580      8,762,634
     Futures contracts                                             596,539              -        400,476      8,589,806
     Written options contracts                                     644,979              -              -      2,261,751
     Interest rate swaps                                        (2,325,704)             -              -       (224,627)
     Foreign currency and forward foreign currency contracts    (4,721,856)      (272,824)             -       (978,519)
Change in unrealized appreciation (depreciation) on:
     Investments                                               (17,728,482)   (11,645,071)   (13,057,232)   (15,652,216)
     Futures contracts                                            (157,476)             -       (327,612)    (4,665,915)
     Written options contracts                                     500,013              -              -        402,546
     Interest rate swaps                                         4,842,676              -              -     (2,371,915)
     Translation of foreign currency and forward foreign
     currency contracts                                           (318,636)       (16,044)             -        273,722
                                                              ------------   ------------   ------------   ------------
     Net gain (loss) on investments, options, foreign
     currency  and forward foreign currency contracts          (16,740,477)    (8,963,615)   (10,977,788)    (3,602,733)
                                                              ------------   ------------   ------------   ------------

Net increase (decrease) in net assets resulting from
     operation                                               ($ 10,746,933) ($  2,060,394)  $     56,897   $  6,461,580
                                                             ============== ==============  ============   ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                  REAL RETURN     U.S. GOVERNMENT    MONEY         SMALL CAP
                                                                      BOND          SECURITIES       MARKET          INDEX
                                                                     TRUST            TRUST          TRUST           TRUST
                                                                  ------------     ------------   ------------    ------------
Investment Income:
     Interest                                                     $  1,814,704    $  8,002,999    $  8,027,496    $     65,045
     Dividends                                                               -               -               -       1,068,793
     Securities lending                                                  4,929               -               -          46,156
     Less: Foreign taxes withheld                                            -               -               -            (324)
                                                                  ------------    ------------    ------------    ------------
     Total income                                                    1,819,633       8,002,999       8,027,496       1,179,670
                                                                  ------------    ------------    ------------    ------------

Expenses:
     Investment adviser fee (Note 5)                                 1,012,561       1,830,385       2,725,851         364,165
     Distribution fee for Series I  (Note 6)                           113,200         367,160       1,019,071         112,791
     Distribution fee for Series II  (Note 6)                          326,390         373,341         343,230          76,553
     Distribution fee for Series III (Note 6)                              196             291           6,839             222
     Custodian fee                                                      58,214         154,377         130,198           8,527
     Fund administration fees (Note 5)                                  16,081          40,200          70,261           9,662
     Printing and postage fees                                           9,439          20,452          37,036           5,779
     Audit and legal fees                                               13,965          20,125          25,063           9,386
     Registration and filing fees                                        2,588           4,720           8,062           1,591
     Trustees fees and expenses (Note 7)                                 2,024           4,565           8,160           1,272
     Transfer agent fee for Series III (Note 5)                          1,146           2,016           1,963           1,380
     Blue sky fees for Series III (Note 5)                                 193             248          34,368             205
     Miscellaneous                                                       9,194          14,115          18,888           2,221
                                                                  ------------    ------------    ------------    ------------
     Expenses before reductions by investment adviser                1,565,191       2,831,995       4,428,990         593,754
     Less reductions of expenses by investment adviser (Note 5)         (1,339)         (2,264)        (36,331)         (1,585)
                                                                  ------------    ------------    ------------    ------------
     Total expenses                                                  1,563,852       2,829,731       4,392,659         592,169
                                                                  ------------    ------------    ------------    ------------
Net investment income (loss)                                           255,781       5,173,268       3,634,837         587,501
                                                                  ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                         5,728,706       4,401,687               -       8,164,007
     Futures contracts                                                  18,543      (3,209,933)              -       1,399,692
     Written options contracts                                         (16,406)              -               -               -
     Interest rate swaps                                            (1,212,710)              -               -               -
     Foreign currency and forward foreign currency contracts           (30,079)              -               -               -
Change in unrealized appreciation (depreciation) on:
     Investments                                                       261,898      (6,354,392)              -       1,338,416
     Futures contracts                                                   7,225         268,916               -        (437,303)
     Written options contracts                                         399,957               -               -               -
     Interest rate swaps                                             1,692,484               -               -               -
     Translation of foreign currency and forward foreign
     currency contracts                                                 71,822               -               -               -
                                                                  ------------    ------------    ------------    ------------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                          6,921,440      (4,893,722)              -      10,464,812
                                                                  ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations   $  7,177,221    $    279,546    $  3,634,837    $ 11,052,313
                                                                  ============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    MID CAP       TOTAL STOCK         500          LIFESTYLE
                                                                     INDEX        MARKET INDEX       INDEX         AGGRESSIVE
                                                                     TRUST           TRUST           TRUST         1000 TRUST
                                                                  ------------    ------------    ------------    ------------
Investment Income:
     Interest                                                     $     33,884    $     51,119    $     92,791               -
     Dividends                                                       1,187,575       1,305,934       9,234,398               -
     Income distributions received                                           -               -               -    $  2,236,238
     Securities lending                                                 16,880           8,324          16,804               -
     Less: Foreign taxes withheld                                            -            (217)              -               -
                                                                  ------------    ------------    ------------    ------------
     Total income                                                    1,238,339       1,365,160       9,343,993       2,236,238
                                                                  ------------    ------------    ------------    ------------

Expenses:
     Investment adviser fee (Note 5)                                   388,226         332,664       2,136,858         155,808
     Distribution fee for Series I  (Note 6)                           118,498         108,422         761,768               -
     Distribution fee for Series II  (Note 6)                           85,848          57,499         216,084               -
     Distribution fee for Series III (Note 6)                                4               5           1,225             268
     Custodian fee                                                       8,534           9,428          61,964               -
     Fund administration fees (Note 5)                                  10,375           8,917          59,660          27,377
     Printing and postage fees                                           6,106           5,303          34,568               -
     Audit and legal fees                                                9,533           9,344          22,115          14,006
     Registration and filing fees                                        1,612           1,412           8,960           2,117
     Trustees fees and expenses (Note 7)                                 1,344           1,157           7,544           4,559
     Transfer agent fee for Series III (Note 5)                             34              35           5,983           4,577
     Blue sky fees for Series III (Note 5)                                 134             133             441             372
     Miscellaneous                                                       2,834           2,186          15,235           2,393
                                                                  ------------    ------------    ------------    ------------
     Expenses before reductions by investment adviser                  633,082         536,505       3,332,405         211,477
     Less reductions of expenses by investment adviser
     (Note 5)                                                             (168)           (168)         (6,424)         (4,949)
                                                                  ------------    ------------    ------------    ------------
     Total expenses                                                    632,914         536,337       3,325,981         206,528
                                                                  ------------    ------------    ------------    ------------
Net investment income (loss)                                           605,425         828,823       6,018,012       2,029,710
                                                                  ------------    ------------    ------------    ------------

Realized and unrealized gain (loss) on investments, options, foreign currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                         4,515,330         204,793       1,000,900      41,582,812
     Futures contracts                                                (358,865)        500,102         498,029               -
Capital gain distributions received                                          -               -               -       2,157,280
Change in unrealized appreciation (depreciation) on:
     Investments                                                     6,548,716       4,630,639      27,662,503     (21,019,212)
     Futures contracts                                                 (30,019)       (178,080)       (457,254)              -
                                                                  ------------    ------------    ------------    ------------
     Net gain (loss) on investments, options, foreign currency
     and forward foreign currency contracts                         10,675,162       5,157,454      28,704,178      22,720,880
                                                                  ------------    ------------    ------------    ------------

Net increase (decrease) in net assets resulting from operations   $ 11,280,587    $  5,986,277    $ 34,722,190    $ 24,750,590
                                                                  ============    ============    ============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    LIFESTYLE        LIFESTYLE        LIFESTYLE        LIFESTYLE
                                                                    GROWTH 820     BALANCED 640     MODERATE 460     CONSERVATIVE
                                                                      TRUST            TRUST            TRUST          280 TRUST
                                                                  -------------    -------------    -------------    -------------
Investment Income:
     Income distributions received                                $  24,669,661    $  46,621,644    $  19,980,959    $  14,910,280
                                                                  -------------    -------------    -------------    -------------
     Total income                                                    24,669,661       46,621,644       19,980,959       14,910,280
                                                                  -------------    -------------    -------------    -------------

Expenses:
     Investment adviser fee (Note 5)                                    567,246          609,073          217,247          133,306
     Distribution fee for Series III (Note 6)                               139              320                4              139
     Fund administration fees (Note 5)                                  105,107          115,551           41,184           25,105
     Audit and legal fees                                                34,762           37,512           17,605           14,750
     Registration and filing fees                                         8,471            9,234            3,227            1,817
     Trustees fees and expenses (Note 7)                                 17,763           19,740            7,178            4,601
     Transfer agent fee for Series III (Note 5)                           1,513            7,432               72            3,354
     Blue sky fees for Series III (Note 5)                                  214              515              136              336
     Miscellaneous                                                        9,136           10,061            3,629            2,355
                                                                  -------------    -------------    -------------    -------------
     Expenses before reductions by investment adviser                   744,351          809,438          290,282          185,763
     Less reductions of expenses by investment adviser
     (Note 5)                                                            (1,727)          (7,947)            (208)          (3,690)
                                                                  -------------    -------------    -------------    -------------
     Total expenses                                                     742,624          801,491          290,074          182,073
                                                                  -------------    -------------    -------------    -------------
Net investment income (loss)                                         23,927,037       45,820,153       19,690,885       14,728,207
                                                                  -------------    -------------    -------------    -------------

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
     Investment transactions                                        121,624,453      120,127,738       35,573,024       12,006,474
Capital gain distributions received                                   7,167,338        8,482,711        3,685,340        2,883,449
Change in unrealized appreciation (depreciation) on:
     Investments                                                    (73,938,200)    (117,174,030)     (45,061,728)     (25,716,765)
                                                                  -------------    -------------    -------------    -------------
     Net gain (loss) on investments                                  54,853,591       11,436,419       (5,803,364)     (10,826,842)
                                                                  -------------    -------------    -------------    -------------


Net increase (decrease) in net assets resulting from operations   $  78,780,628    $  57,256,572    $  13,887,521    $   3,901,365
                                                                  =============    =============    =============    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    AMERICAN        AMERICAN      AMERICAN BLUE       AMERICAN
                                                                     GROWTH       INTERNATIONAL   CHIP INCOME AND   GROWTH-INCOME
                                                                     TRUST            TRUST        GROWTH TRUST         TRUST
                                                                  ------------    ------------    ---------------   -------------
Investment Income:
     Income distributions received                                $    205,578    $    328,599    $    1,039,124    $    545,670
                                                                  ------------    ------------    --------------    ------------
     Total income                                                      205,578         328,599         1,039,124         545,670
                                                                  ------------    ------------    --------------    ------------

Expenses:
     Distribution fee for Series I  (Note 6)                             8,988           7,354             3,096           5,519
     Distribution fee for Series II  (Note 6)                          954,245         491,199           476,651         667,765
     Fund administration fees (Note 5)                                  16,372          10,471            10,294          10,996
     Printing and postage fees                                           9,881           6,251             6,081           6,728
     Audit and legal fees                                                9,318           7,787             7,730           7,820
     Registration and filing fees                                        3,024           1,736             1,759           2,049
     Trustees fees and expenses (Note 7)                                 2,219           1,332             1,414           1,516
     Miscellaneous                                                       2,682           2,155             2,013           1,771
                                                                  ------------    ------------    --------------    ------------
     Total expenses                                                  1,006,729         528,285           509,038         704,164
                                                                  ------------    ------------    --------------    ------------
Net investment income (loss)                                          (801,151)       (199,686)          530,086        (158,494)
                                                                  ------------    ------------    --------------    ------------

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
     Investment transactions                                           396,473      30,106,262        19,545,328         766,154
Change in unrealized appreciation (depreciation) on:
     Investments                                                    14,877,632     (22,716,513)      (17,590,725)      8,842,728
                                                                  ------------    ------------    --------------    ------------
     Net gain (loss) on investments                                 15,274,105       7,389,749         1,954,603       9,608,882
                                                                  ------------    ------------    --------------    ------------
Net increase (decrease) in net assets resulting from operations   $ 14,472,954    $  7,190,063    $    2,484,689    $  9,450,388
                                                                  ============    ============    ==============    ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                   SMALL-MID      SMALL-MID     INTERNATIONAL    SELECT
                                                                  CAP GROWTH         CAP        EQUITY SELECT    GROWTH
                                                                     TRUST          TRUST          TRUST         TRUST
                                                                  -----------    -----------    -----------    -----------
Investment Income:
     Interest                                                     $       243    $    18,309    $     9,715    $       192
     Dividends                                                          8,852        391,411      1,528,559         14,539
     Securities lending                                                   561          7,486         47,995            181
     Less: Foreign taxes withheld                                          (5)             -       (163,312)          (245)
                                                                  -----------    -----------    -----------    -----------
     Total income                                                       9,651        417,206      1,422,957         14,667
                                                                  -----------    -----------    -----------    -----------

Expenses:
     Investment adviser fee (Note 5)                                   10,590        585,792        412,199         12,238
     Distribution fee for Series I  (Note 6)                            1,986         58,088         43,384          2,295
     Distribution fee for Series II  (Note 6)                               -         80,233         59,036              -
     Distribution fee for Series III (Note 6)                               -             65             49              -
     Custodian fee                                                      9,468         26,541         82,870          7,907
     Fund administration fees (Note 5)                                    143          8,268          6,124            162
     Printing and postage fees                                            410          6,163          4,719            448
     Audit and legal fees                                               6,350          6,040          6,834          6,424
     Registration and filing fees                                          20          1,279            934             22
     Trustees fees and expenses (Note 7)                                   16          1,047            779             19
     Miscellaneous                                                        134          6,156          9,358          4,650
                                                                  -----------    -----------    -----------    -----------
     Expenses before reductions by investment adviser                  29,117        779,672        626,286         34,165
     Less reductions of expenses by investment adviser (Note 5)       (15,185)        (3,183)       (43,730)       (16,365)
                                                                  -----------    -----------    -----------    -----------
     Total expenses                                                    13,932        776,489        582,556         17,800
                                                                  -----------    -----------    -----------    -----------
Net investment income (loss)                                           (4,281)      (359,283)       840,401         (3,133)
                                                                  -----------    -----------    -----------    -----------

Realized and unrealized gain (loss) on investments, foreign
     currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                          287,336     23,325,394     20,254,010        110,711
     Foreign currency and forward foreign currency contracts                -              -       (183,986)             -
Change in unrealized appreciation (depreciation) on:
     Investments                                                     (185,364)   (21,993,250)   (21,144,057)      (106,404)
     Translation of foreign currency and forward foreign
     currency contracts                                                     -              -             62              -
                                                                  -----------    -----------    -----------    -----------
     Net gain (loss) on investments, foreign currency and
     forward foreign currency contracts                               101,972      1,332,144     (1,073,971)         4,307
                                                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from operations   $    97,691    $   972,861   ($   233,570)   $     1,174
                                                                  ===========    ===========   ============    ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                    GLOBAL          CORE           HIGH
                                                                 EQUITY SELECT      VALUE       GRADE BOND
                                                                     TRUST          TRUST          TRUST
                                                                 ------------    -----------    -----------
Investment Income:
     Interest                                                     $       222    $       328    $ 1,592,570
     Dividends                                                         48,379         24,023              -
     Securities lending                                                   809             36         11,898
     Less: Foreign taxes withheld                                      (4,763)             -              -
                                                                  -----------    -----------    -----------
     Total income                                                      44,647         24,387      1,604,468
                                                                  -----------    -----------    -----------

Expenses:
     Investment adviser fee (Note 5)                                   14,312         13,952        273,457
     Distribution fee for Series I  (Note 6)                            2,385          2,616         46,877
     Distribution fee for Series II  (Note 6)                               -              -         63,480
     Distribution fee for Series III (Note 6)                               -              -             30
     Custodian fee                                                      8,685          8,281         26,715
     Fund administration fees (Note 5)                                    170            184          7,761
     Printing and postage fees                                            497            499          6,065
     Audit and legal fees                                               6,855          6,609          4,322
     Registration and filing fees                                          23             29          1,197
     Trustees fees and expenses (Note 7)                                   21             21            964
     Miscellaneous                                                        865             61          8,609
                                                                  -----------    -----------    -----------
     Expenses before reductions by investment adviser                  33,813         32,252        439,477
     Less reductions of expenses by investment adviser (Note 5)       (15,003)       (14,239)        (8,758)
                                                                  -----------    -----------    -----------
     Total expenses                                                    18,810         18,013        430,719
                                                                  -----------    -----------    -----------
Net investment income (loss)                                           25,837          6,374      1,173,749
                                                                  -----------    -----------    -----------

Realized and unrealized gain (loss) on investments, foreign
     currency and forward foreign currency contracts:
Net realized gain (loss) on:
     Investment transactions                                          (14,313)       149,696     (1,808,891)
     Foreign currency and forward foreign currency contracts           (1,270)             -              -
Change in unrealized appreciation (depreciation) on:
     Investments                                                       24,699       (151,375)       569,465
     Translation of foreign currency and forward foreign
     currency contract                                                    (58)             -              -
                                                                  -----------    -----------    -----------
     Net gain (loss) on investments, foreign currency and
     forward foreign currency contract                                  9,058         (1,679)    (1,239,426)
                                                                  -----------    -----------    -----------
Net increase (decrease) in net assets resulting from operations   $    34,895    $     4,695   ($    65,677)
                                                                  ===========    ===========   ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                SCIENCE &                   PACIFIC RIM TRUST
                                                               TECHNOLOGY                 (FORMERLY, PACIFIC RIM
                                                                  TRUST                   EMERGING MARKETS TRUST)
                                                      ----------------------------    -----------------------------
                                                        SIX MONTHS                      SIX MONTHS
                                                          ENDED             YEAR          ENDED            YEAR
                                                         6/30/2004         ENDED        6/30/2004          ENDED
                                                       (UNAUDITED)      12/31/2003     (UNAUDITED)      12/31/2003
                                                      ------------      ----------    ------------      ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                          ($  2,503,735)  ($  3,995,607)  $     193,966   $     454,341
Net realized gain (loss) on:
     Investment transactions                             36,050,210     (54,186,358)      3,057,846      (1,191,780)
     Written options contracts                                    -               -               -               -
     Foreign currency and forward foreign
       currency contracts                                    (1,279)        (14,580)        (12,183)        (99,877)
Change in unrealized appreciation (depreciation) on:
     Investments                                        (36,006,918)    259,087,159       2,581,088      23,850,264
     Written options contracts                                    -               -               -               -
     Foreign currency and forward foreign
       currency contracts                                       (85)            290         (81,421)         (2,783)
                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting
  from operations                                        (2,461,807)    200,890,904   $   5,739,296      23,010,165
Distribution to shareholders from:
     Net investment income
           Series I                                               -               -        (341,514)        (79,371)
           Series II                                              -               -        (104,416)        (12,910)
           Series III                                             -               -             (35)              -
                                                      -------------   -------------   -------------   -------------
     Total distributions                                          -               -        (445,965)        (92,281)
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares             14,220,045      89,527,697      21,312,898     137,958,252
           Reinvestment of distributions                          -               -         341,514          79,371
           Cost of shares redeemed                      (50,199,163)   (118,224,502)    (12,683,172)   (136,713,813)
           Proceeds from shares issued in
            connection with
            reorganization (Note 1)                               -      41,314,229               -               -
                                                      -------------   -------------   -------------   -------------
     Total Series I transactions                        (35,979,118)     12,617,424       8,971,240       1,323,810

     Series II
           Net proceeds from sales of shares             13,742,812      38,341,623      13,913,137      56,984,927
           Reinvestment of distributions                          -               -         104,416          12,910
           Cost of shares redeemed                       (7,876,510)     (6,151,399)     (6,930,993)    (45,257,098)
           Proceeds from shares issued in
           connection with
           reorganization (Note 1)                                -       7,920,788               -               -
                                                      -------------   -------------   -------------   -------------
     Total Series II transactions                         5,866,302      40,111,012       7,086,560      11,740,739

     Series III
           Net proceeds from sales of shares                 54,380          12,594         103,951           6,009
           Reinvestment of distributions                          -               -              35               -
           Cost of shares redeemed                          (10,100)         (6,679)        (39,730)         (3,093)
                                                      -------------   -------------   -------------   -------------
     Total Series III transactions                           44,280           5,915          64,256           2,916
Net increase (decrease) in net assets from capital
     share transactions                                 (30,068,536)     52,734,351      16,122,056      13,067,465
                                                      -------------   -------------   -------------   -------------
Increase (decrease) in net assets                       (32,530,343)    253,625,255      21,415,387      35,985,349
Net assets at beginning of period                       623,242,375     369,617,120      86,208,884      50,223,535
                                                      -------------   -------------   -------------   -------------
Net assets at end of period                            $590,712,032     623,242,375   $ 107,624,271   $  86,208,884
                                                      =============   =============   =============   =============
Undistributed net investment income (loss)            ($  2,503,735)              -   $     134,137   $     386,136
                                                      =============   =============   =============   =============
**** Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                     1,245,503       9,667,375       2,427,829      19,382,842
          Reinvestment of distributions                           -               -          37,080          14,671
          Shares redeemed                                (4,474,648)    (12,829,869)     (1,524,886)    (19,114,680)
          Shares issued in connection with
            reorganization (Note 1)                               -       4,759,704               -               -
                                                      -------------   -------------   -------------   -------------
     Net increase (decrease)                             (3,229,145)      1,597,210         940,023         282,833
                                                      =============   =============   =============   =============
     Series II
          Shares sold                                     1,208,083       4,027,780       1,590,996       8,965,635
          Reinvestment of distributions                           -               -          11,374           2,386
          Shares redeemed                                  (708,364)       (650,029)       (821,239)     (7,291,408)
          Shares issued in connection with
            reorganization (Note 1)                               -         912,533               -               -
                                                      -------------   -------------   -------------   -------------
     Net increase (decrease)                                499,719       4,290,284         781,131       1,676,613
                                                      =============   =============   =============   =============
     Series III
          Shares sold                                         4,604           1,186          12,194             755
          Reinvestment of distributions                           -               -               4               -
          Shares redeemed                                      (872)           (637)         (4,762)           (393)
                                                      -------------   -------------   -------------   -------------
     Net increase (decrease)                                  3,732             549           7,436             362
                                                      =============   =============   =============   =============

                                                                    HEALTH
                                                                   SCIENCES
                                                                    TRUST
                                                        -----------------------------
                                                          SIX MONTHS
                                                            ENDED           YEAR
                                                          6/30/2004         ENDED
                                                         (UNAUDITED)     12/31/2003
                                                        -------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                            ($    817,196)  ($  1,016,220)
Net realized gain (loss) on:
     Investment transactions                                7,129,966       1,451,554
     Written options contracts                              1,826,887         993,358
     Foreign currency and forward foreign
       currency contracts                                     (11,327)        (10,411)
Change in unrealized appreciation (depreciation) on:
     Investments                                            9,724,535      32,000,602
     Written options contracts                               (663,022)        691,808
     Foreign currency and forward foreign
       currency contracts                                         (18)            (19)
                                                        -------------   -------------
Net increase (decrease) in net assets resulting
  from operations                                          17,189,825      34,110,672
Distribution to shareholders from:
     Net investment income
           Series I                                                 -               -
           Series II                                                -               -
           Series III                                               -
                                                        -------------   -------------
     Total distributions                                            -               -
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares               23,596,905      28,537,648
           Reinvestment of distributions                            -               -
           Cost of shares redeemed                         (8,220,227)    (13,989,412)
           Proceeds from shares issued in
            connection with
            reorganization (Note 1)                                 -               -
                                                        -------------   -------------
     Total Series I transactions                           15,376,678      14,548,236

     Series II
           Net proceeds from sales of shares               19,915,040      29,341,593
           Reinvestment of distributions                            -               -
           Cost of shares redeemed                         (1,776,095)     (1,253,548)
           Proceeds from shares issued in
           connection with
           reorganization (Note 1)                                  -               -
                                                        -------------   -------------
     Total Series II transactions                          18,138,945      28,088,045

     Series III
           Net proceeds from sales of shares                  117,003          42,919
           Reinvestment of distributions                            -               -
           Cost of shares redeemed                            (43,334)         (8,281)
                                                        -------------   -------------
     Total Series III transactions                             73,669          34,638
Net increase (decrease) in net assets from capital
     share transactions                                    33,589,292      42,670,919
                                                        -------------   -------------
Increase (decrease) in net assets                          50,779,117      76,781,591
Net assets at beginning of period                         154,781,312      77,999,721

Net assets at end of period                              $205,560,429    $154,781,312
                                                        =============   =============
Undistributed net investment income (loss)              ($    817,196)              -
                                                        =============   =============
**** Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                       1,604,857       2,422,196
          Reinvestment of distributions                             -               -
          Shares redeemed                                    (565,645)     (1,206,935)
          Shares issued in connection with
            reorganization (Note 1)                                 -               -
                                                        -------------   -------------
     Net increase (decrease)                                1,039,212       1,215,261
                                                        =============   =============
     Series II
          Shares sold                                       1,368,958       2,518,844
          Reinvestment of distributions                             -               -
          Shares redeemed                                    (123,429)       (103,957)
          Shares issued in connection with
            reorganization (Note 1)                                 -               -
                                                        -------------   -------------
     Net increase (decrease)                                1,245,529       2,414,887
                                                        =============   =============
     Series III
          Shares sold                                           8,312           3,388
          Reinvestment of distributions                             -               -
          Shares redeemed                                      (3,023)           (640)
                                                        -------------   -------------
     Net increase (decrease)                                    5,289           2,748
                                                        =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            EMERGING                      AGGRESSIVE
                                                                            GROWTH                          GROWTH
                                                                             TRUST                           TRUST
                                                                 -----------------------------   -----------------------------
                                                                   SIX MONTHS                     SIX MONTHS
                                                                     ENDED        05/05/2003*        ENDED           YEAR
                                                                   6/30/2004          TO           6/30/2004         ENDED
                                                                  (UNAUDITED)     12/31/2003      (UNAUDITED)     12/31/2003
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     ($    230,000)  ($     36,694)  ($  1,312,168)  ($  2,174,917)
Net realized gain (loss) on:
     Investment transactions                                        (3,864,028)        625,248      25,856,024      (3,581,642)
     Written options contracts                                               -               -         106,893          27,218
     Foreign currency and forward foreign currency contracts                 -               -               -               -
Change in unrealized appreciation (depreciation) on:
     Investments                                                     2,211,812         657,847      (7,121,353)     82,529,333
     Written options contracts                                               -               -         (22,963)         11,497
     Foreign currency and forward foreign currency contracts                                 -               -               -
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations     (1,882,216)      1,246,401      17,506,433      76,811,489
Distribution to shareholders from:
     Net realized short term gains on investments,
       futures, and foreign currency transactions
           Series I                                                    (97,582)       (118,331)              -               -
           Series II                                                  (161,111)       (228,962)              -               -
           Series III                                                       (2)             (4)              -               -
                                                                 -------------   -------------   -------------   -------------
     Total distributions                                              (258,695)       (347,297)              -               -
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares                       265,296,288       2,736,305      64,283,644      46,648,776
           Reinvestment of distributions                                97,582         118,331               -               -
           Cost of shares redeemed                                  (3,341,341)        (68,203)    (30,056,655)    (79,138,654)
                                                                 -------------   -------------   -------------   -------------
     Total Series I transactions                                   262,052,529       2,786,433      34,226,989     (32,489,878)

     Series II
           Net proceeds from sales of shares                        11,206,989       6,397,588      57,669,440      28,116,335
           Reinvestment of distributions                               161,111         228,962               -               -
           Cost of shares redeemed                                  (4,683,334)     (1,054,181)     (4,922,550)    (14,152,388)
                                                                 -------------   -------------   -------------   -------------
     Total Series II transactions                                    6,684,766       5,572,369      52,746,890      13,963,947

     Series III
           Net proceeds from sales of shares                            36,530             100          28,559             192
           Reinvestment of distributions                                     2               4               -               -
           Cost of shares redeemed                                     (28,986)              -          (9,001)             (6)
                                                                 -------------   -------------   -------------   -------------
     Total Series III transactions                                       7,546             104          19,558             186
Net increase (decrease) in net assets from capital
     share transactions                                            268,744,841       8,358,906      86,993,437     (18,525,745)
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                  266,603,930       9,258,010     104,499,870      58,285,744
Net assets at beginning of period                                    9,258,010               -     301,406,016     243,120,272
                                                                 -------------   -------------   -------------   -------------
Net assets at end of period                                       $275,861,940    $  9,258,010    $405,905,886    $301,406,016
                                                                 =============   =============   =============   =============
Undistributed net investment income (loss)                       ($    230,000)              -   ($  1,312,168)              -
                                                                 =============   =============   =============   =============
**** Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                               16,816,061         198,870       4,824,487       4,327,513
          Reinvestment of distributions                                  6,200           7,423               -               -
          Shares redeemed                                             (222,950)         (4,512)     (2,210,945)     (7,422,269)
                                                                 -------------   -------------   -------------   -------------
     Net increase (decrease)                                        16,599,311         201,781       2,613,542      (3,094,756)
                                                                 =============   =============   =============   =============
     Series II
          Shares sold                                                  719,444         441,551       4,324,821       2,557,029
          Reinvestment of distributions                                 10,262          14,382               -               -
          Shares redeemed                                             (304,265)        (69,392)       (363,603)     (1,264,397)
                                                                 -------------   -------------   -------------   -------------
     Net increase (decrease)                                           425,441         386,541       3,961,218       1,292,632
                                                                 =============   =============   =============   =============
     Series III
          Shares sold                                                    2,225               7           2,120              15
          Reinvestment of distributions                                      -               -               -               -
          Shares redeemed                                               (1,780)              - +          (659)              - +
                                                                 -------------   -------------   -------------   -------------
     Net increase (decrease)                                               445               7           1,461              15
                                                                 =============   =============   =============   =============

                                                                             EMERGING
                                                                          SMALL COMPANY
                                                                              TRUST
                                                                 --------------------------------
                                                                    SIX MONTHS
                                                                      ENDED            YEAR
                                                                    6/30/2004          ENDED
                                                                   (UNAUDITED)      12/31/2003
                                                                 --------------- ----------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     ($  2,032,374)  ($  2,283,757)
Net realized gain (loss) on:
     Investment transactions                                        39,695,695     (11,730,417)
     Written options contracts                                               -               -
     Foreign currency and forward foreign currency contracts               104             527
Change in unrealized appreciation (depreciation) on:
     Investments                                                   (10,132,257)    144,059,646
     Written options contracts                                               -               -
     Foreign currency and forward foreign currency contracts               (18)             21
                                                                 -------------   -------------
Net increase (decrease) in net assets resulting from operations     27,531,150     130,046,020
Distribution to shareholders from:
     Net realized short term gains on investments,
       futures, and foreign currency transactions
           Series I                                                          -               -
           Series II                                                         -               -
           Series III                                                        -               -
                                                                 -------------   -------------
     Total distributions                                                     -               -
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares                        19,146,037      69,413,573
           Reinvestment of distributions                                     -               -
           Cost of shares redeemed                                 (52,121,913)    (75,236,064)
                                                                 -------------   -------------
     Total Series I transactions                                   (32,975,876)     (5,822,491)

     Series II
           Net proceeds from sales of shares                        27,067,240      53,969,432
           Reinvestment of distributions                                     -               -
           Cost of shares redeemed                                 (14,872,980)     (5,309,310)
                                                                 -------------   -------------
     Total Series II transactions                                   12,194,260      48,660,122

     Series III
           Net proceeds from sales of shares                            53,428          12,311
           Reinvestment of distributions                                     -               -
           Cost of shares redeemed                                     (36,233)        (11,777)
                                                                 -------------   -------------
     Total Series III transactions                                      17,195             534
Net increase (decrease) in net assets from capital
     share transactions                                            (20,764,421)     42,838,165
                                                                 -------------   -------------
Increase (decrease) in net assets                                    6,766,729     172,884,185
Net assets at beginning of period                                  484,269,931     311,385,746
                                                                 -------------   -------------
Net assets at end of period                                       $491,036,660    $484,269,931
                                                                 =============   =============
Undistributed net investment income (loss)                       ($  2,032,374)              -
                                                                 =============   =============
****Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                                  715,165       3,188,609
          Reinvestment of distributions                                      -               -
          Shares redeemed                                           (1,975,040)     (3,528,616)
                                                                 -------------   -------------
     Net increase (decrease)                                        (1,259,875)       (340,007)
                                                                 =============   =============
     Series II
          Shares sold                                                1,020,799       2,495,921
          Reinvestment of distributions                                      -               -
          Shares redeemed                                             (569,483)       (240,658)
                                                                 -------------   -------------
     Net increase (decrease)                                           451,316       2,255,263
                                                                 =============   =============
     Series III
          Shares sold                                                    1,997             513
          Reinvestment of distributions                                      -               -
          Shares redeemed                                               (1,364)           (488)
                                                                 -------------   -------------
     Net increase (decrease)                                               633              25
                                                                 =============   =============

* Commencement of operations

+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            SMALL COMPANY               SMALL
                                                                                BLEND                  COMPANY
                                                                                TRUST                   TRUST
                                                                   ------------------------------  --------------
                                                                     SIX MONTHS                       5/3/2004*
                                                                        ENDED           YEAR             TO
                                                                      6/30/2004         ENDED         6/30/2004
                                                                     (UNAUDITED)     12/31/2003      (UNAUDITED)
                                                                   --------------  --------------  --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                       ($     257,458) ($     194,346) ($      26,934)
Net realized gain (loss) on:
     Investment transactions                                            8,009,376      (8,444,140)          7,187
     Foreign currency and forward foreign currency contracts                    4               -               -
Change in unrealized appreciation (depreciation) on:
     Investments                                                       (7,379,194)     64,215,879       2,064,121
     Foreign currency and forward foreign currency contracts                   (5)              7               -
                                                                   --------------  --------------  --------------
Net increase (decrease) in net assets resulting from operations           372,723   $  55,577,400       2,044,374
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares                            7,704,560      54,915,053      21,625,438
           Reinvestment of distributions                                        -               -               -
           Cost of shares redeemed                                    (17,931,374)    (53,205,995)     (2,562,155)
           Proceeds from shares issued in connection with
           reorganization (Note 1)                                              -               -               -
                                                                   --------------  --------------  --------------
     Total Series I transactions                                      (10,226,814)      1,709,058      19,063,283

     Series II
           Net proceeds from sales of shares                           13,163,559      35,867,061      16,637,737
           Reinvestment of distributions                                        -               -               -
           Cost of shares redeemed                                     (4,254,660)     (4,999,947)       (745,576)
           Proceeds from shares issued in connection with
           reorganization (Note 1)                                              -               -               -
                                                                   --------------  --------------  --------------
     Total Series II transactions                                       8,908,899      30,867,114      15,892,161

     Series III
           Net proceeds from sales of shares                                    -               -           1,147
           Reinvestment of distributions                                        -               -               -
           Cost of shares redeemed                                                                            (40)
                                                                   --------------  --------------  --------------
     Total Series III transactions                                              -               -           1,107
Net increase (decrease) in net assets from capital
     share transactions                                                (1,317,915)     32,576,172      34,956,551
                                                                   --------------  --------------  --------------
Increase (decrease) in net assets                                        (945,192)     88,153,572      37,000,925
Net assets at beginning of period                                     210,524,777     122,371,205               -
                                                                   --------------  --------------  --------------
Net assets at end of period                                         $ 209,579,585   $ 210,524,777   $  37,000,925
                                                                   ==============   =============   =============
Undistributed net investment income (loss)                         ($     257,458)              -  ($      26,934)
                                                                   ==============   =============   =============
**** Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                                     660,454       5,920,573       1,732,269
          Reinvestment of distributions                                         -               -               -
          Shares redeemed                                              (1,562,912)     (5,728,663)       (203,276)
          Shares issued in connection with reorganization (Note 1)              -               -               -
                                                                   --------------  --------------  --------------
     Net increase (decrease)                                             (902,458)        191,910       1,528,993
                                                                   ==============   =============   =============
     Series II
          Shares sold                                                   1,137,631       3,807,670       1,332,824
          Reinvestment of distributions                                         -               -               -
          Shares redeemed                                                (374,977)       (525,478)        (59,340)
          Shares issued in connection with reorganization (Note 1)              -               -               -
                                                                   --------------  --------------  --------------
     Net increase (decrease)                                              762,654       3,282,192       1,273,484
                                                                   ==============   =============   =============
     Series III
          Shares sold                                                           -               -              89
          Shares redeemed                                                       -               -              (3)
                                                                   --------------  --------------  --------------
     Net increase (decrease)                                                    -               -              86
                                                                   ==============   =============   =============

                                                                               DYNAMIC
                                                                                GROWTH
                                                                                TRUST
                                                                    -----------------------------
                                                                      SIX MONTHS
                                                                        ENDED            YEAR
                                                                      6/30/2004         ENDED
                                                                     (UNAUDITED)     12/31/2003
                                                                    -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                        ($    651,532)  ($    949,441)
Net realized gain (loss) on:
     Investment transactions                                            4,264,588      15,051,422
     Foreign currency and forward foreign currency contracts                    -              23
Change in unrealized appreciation (depreciation) on:

     Investments                                                       (2,818,573)     25,874,818
     Foreign currency and forward foreign currency contracts                    -             (14)
                                                                    -------------   -------------
Net increase (decrease) in net assets resulting from operations           794,483      39,976,808
Capital Shares Transactions ****:
     Series I

           Net proceeds from sales of shares                            1,784,760      24,233,424
           Reinvestment of distributions                                        -               -
           Cost of shares redeemed                                    (11,968,276)    (27,389,832)
           Proceeds from shares issued in connection with
           reorganization (Note 1)                                              -      47,815,177
                                                                    -------------   -------------
     Total Series I transactions                                      (10,183,516)     44,658,769

     Series II

           Net proceeds from sales of shares                            1,338,440      12,532,103
           Reinvestment of distributions                                        -               -
           Cost of shares redeemed                                     (4,111,710)     (4,140,776)
           Proceeds from shares issued in connection with
           reorganization (Note 1)                                              -      20,967,893
                                                                    -------------   -------------
     Total Series II transactions                                      (2,773,270)     29,359,220

     Series III
           Net proceeds from sales of shares                                    -               -
           Reinvestment of distributions                                        -               -
           Cost of shares redeemed                                              -               -
                                                                    -------------   -------------
     Total Series III transactions                                              -               -
Net increase (decrease) in net assets from capital
     share transactions                                               (12,956,786)     74,017,989
                                                                    -------------   -------------
Increase (decrease) in net assets                                     (12,162,303)    113,994,797
Net assets at beginning of period                                     181,982,274      67,987,477
                                                                    -------------   -------------
Net assets at end of period                                          $169,819,971    $181,982,274
                                                                    =============   =============
Undistributed net investment income (loss)                          ($    651,532)              -
                                                                    =============   =============
**** Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                                     407,866       6,733,357
          Reinvestment of distributions                                         -               -
          Shares redeemed                                              (2,710,546)     (7,338,074)
          Shares issued in connection with reorganization (Note 1)              -      13,739,993
                                                                    -------------   -------------
     Net increase (decrease)                                           (2,302,680)     13,135,276
                                                                    =============   =============
     Series II
          Shares sold                                                     307,222       3,306,519
          Reinvestment of distributions                                         -               -
          Shares redeemed                                                (932,354)     (1,067,335)
          Shares issued in connection with reorganization (Note 1)              -       6,025,256
                                                                    -------------   -------------
     Net increase (decrease)                                             (625,132)      8,264,440
                                                                    =============   =============
     Series III
          Shares sold                                                           -               -
          Shares redeemed                                                       -               -
                                                                    -------------   -------------
     Net increase (decrease)                                                    -               -
                                                                    =============   =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          MID CAP                        NATURAL
                                                                           STOCK                        RESOURCES
                                                                           TRUST                          TRUST
                                                              -----------------------------   -----------------------------
                                                                SIX MONTHS                     SIX MONTHS
                                                                  ENDED            YEAR           ENDED        05/05/2003*
                                                                6/30/2004         ENDED         6/30/2004          TO
                                                               (UNAUDITED)      12/31/2003     (UNAUDITED)     12/31/2003
                                                              -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                  ($  1,249,001)  ($  1,610,004)  $     906,535   $     323,035
Net realized gain (loss) on:
     Investment transactions                                     32,537,748      20,391,397      12,346,069       4,834,228
     Written options contracts                                            -               -               -               -
     Foreign currency and forward foreign currency contracts         (4,739)         (6,329)         43,384        (103,715)
Change in unrealized appreciation (depreciation) on:
     Investments                                                  6,153,407      77,436,540      (1,398,206)     39,255,276
     Written options contracts                                            -               -               -               -
     Foreign currency and forward foreign currency contracts           (760)              -           1,196             (10)
                                                              -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
     operations                                                $ 37,436,655      96,211,604      11,898,978      44,308,814
Distribution to shareholders from:
     Net investment income
           Series I                                                       -               -        (121,728)              -
           Series II                                                      -               -        (103,311)              -
           Series III                                                     -               -            (117)              -
                                                              -------------   -------------   -------------   -------------
     Net realized short term gains on investments,
       futures, and foreign currency transactions
           Series I                                                       -               -      (2,407,135)              -
           Series II                                                      -               -      (2,425,621)              -
           Series III                                                     -               -          (1,472)              -
                                                              -------------   -------------   -------------   -------------
     Total distributions                                                  -               -      (5,059,384)              -
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares                     46,313,643      71,030,362     126,153,750      84,751,738
           Reinvestment of distributions                                  -               -       2,528,863               -
           Cost of shares redeemed                              (15,732,557)    (71,168,795)    (43,305,948)    (22,547,243)
                                                              -------------   -------------   -------------   -------------
     Total Series I transactions                                 30,581,086        (138,433)     85,376,665      62,204,495

     Series II
           Net proceeds from sales of shares                     53,459,676      75,232,911     122,542,112      62,393,849
           Reinvestment of distributions                                  -               -       2,528,932               -
           Cost of shares redeemed                               (2,589,255)    (13,377,891)    (10,491,664)     (3,926,609)
                                                              -------------   -------------   -------------   -------------
     Total Series II transactions                                50,870,421      61,855,020     114,579,380      58,467,240

     Series III
           Net proceeds from sales of shares                         67,102           5,679         186,377           2,106
           Reinvestment of distributions                                  -               -           1,589               -
           Cost of shares redeemed                                  (26,195)            (22)        (69,947)           (502)
                                                              -------------   -------------   -------------   -------------
     Total Series III transactions                                   40,907           5,657         118,019           1,604
Net increase (decrease) in net assets from capital
     share transactions                                          81,492,414      61,722,244     200,074,064     120,673,339
                                                              -------------   -------------   -------------   -------------
Increase (decrease) in net assets                               118,929,069     157,933,848     206,913,658     164,982,153
Net assets at beginning of period                               376,495,632     218,561,784     164,982,153               -
                                                              -------------   -------------   -------------   -------------
Net assets at end of period                                    $495,424,701    $376,495,632   $ 371,895,811   $ 164,982,153
                                                              =============    ============   =============   =============
Undistributed net investment income (loss)                    ($  1,249,001)              -   $     900,699   $     219,320
                                                              =============    ============   =============   =============
**** Capital Shares Issued and Redeemed:
     Series I

          Shares sold                                             3,734,306       7,129,990       7,122,120       6,476,905
          Reinvestment of distributions                                   -               -         138,568               -
          Shares redeemed                                        (1,279,036)     (7,620,903)     (2,415,318)     (1,471,188)
                                                              -------------   -------------   -------------   -------------
     Net increase (decrease)                                      2,455,270        (490,913)      4,845,370       5,005,717
                                                              =============    ============   =============   =============
     Series II
          Shares sold                                             4,326,017       7,464,557       6,906,962       4,432,406
          Reinvestment of distributions                                   -               -         138,876               -
          Shares redeemed                                          (210,461)     (1,432,245)       (588,557)       (266,720)
                                                              -------------   -------------   -------------   -------------
     Net increase (decrease)                                      4,115,556       6,032,312       6,457,281       4,165,686
                                                              =============    ============   =============   =============
     Series III
          Shares sold                                                 5,437             498          10,303             135
          Reinvestment of distributions                                   -               -              87               -
          Shares redeemed                                            (2,109)             (2)         (3,880)            (32)
                                                              -------------   -------------   -------------   -------------
     Net increase (decrease)                                          3,328             496           6,510             103
                                                              =============    ============   =============   =============

                                                                          ALL CAP
                                                                           GROWTH
                                                                           TRUST
                                                               -----------------------------
                                                                 SIX MONTHS
                                                                    ENDED          YEAR
                                                                  6/30/2004        ENDED
                                                                 (UNAUDITED)     12/31/2003
                                                               -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                   ($  1,228,456)  ($  2,088,892)
Net realized gain (loss) on:
     Investment transactions                                      30,573,632     (33,767,028)
     Written options contracts                                        20,806               -
     Foreign currency and forward foreign currency contracts         (62,504)         47,358
Change in unrealized appreciation (depreciation) on:
     Investments                                                 (17,309,456)    171,359,467
     Written options contracts                                      (129,920)              -
     Foreign currency and forward foreign currency contracts            (572)          1,248
                                                               -------------   -------------
Net increase (decrease) in net assets resulting from
   operations                                                     11,863,530     135,618,266
Distribution to shareholders from:
     Net investment income
           Series I                                                        -               -
           Series II                                                       -               -
           Series III                                                      -               -
                                                               -------------   -------------
     Net realized short term gains on investments,
       futures, and foreign currency transactions
           Series I                                                        -               -
           Series II                                                       -               -
           Series III                                                      -               -
                                                               -------------   -------------
     Total distributions                                                   -               -
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares                      15,543,345      79,114,145
           Reinvestment of distributions                                   -               -
           Cost of shares redeemed                               (66,004,918)   (136,821,341)
                                                               -------------   -------------
     Total Series I transactions                                 (50,461,573)    (57,707,196)

     Series II
           Net proceeds from sales of shares                      40,206,751      59,216,014
           Reinvestment of distributions                                   -               -
           Cost of shares redeemed                               (24,444,278)    (11,294,540)
                                                               -------------   -------------
     Total Series II transactions                                 15,762,473      47,921,474

     Series III
           Net proceeds from sales of shares                          45,575           2,184
           Reinvestment of distributions                                   -               -
           Cost of shares redeemed                                   (22,568)           (444)
                                                               -------------   -------------
     Total Series III transactions                                    23,007           1,740
Net increase (decrease) in net assets from capital
     share transactions                                          (34,676,093)     (9,783,982)
                                                               -------------   -------------
Increase (decrease) in net assets                                (22,812,563)    125,834,284
Net assets at beginning of period                                607,482,823     481,648,539
                                                               -------------   -------------
Net assets at end of period                                     $584,670,260    $607,482,823
                                                               =============   =============
Undistributed net investment income (loss)                     ($  1,228,456)              -
                                                               =============   =============
**** Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                              1,067,487       6,411,883
          Reinvestment of distributions                                    -               -
          Shares redeemed                                         (4,572,620)    (11,275,832)
                                                               -------------   -------------
     Net increase (decrease)                                      (3,505,133)     (4,863,949)
                                                               =============   =============
     Series II
          Shares sold                                              2,777,537       4,737,080
          Reinvestment of distributions                                    -               -
          Shares redeemed                                         (1,717,098)       (899,248)
                                                               -------------   -------------
     Net increase (decrease)                                       1,060,439       3,837,832
                                                               =============   =============
     Series III
          Shares sold                                                  3,109             159
          Reinvestment of distributions                                    -               -
          Shares redeemed                                             (1,543)            (32)
                                                               -------------   -------------
     Net increase (decrease)                                           1,566             127
                                                               =============   =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           STRATEGIC                       FINANCIAL
                                                                         OPPORTUNITIES                      SERVICES
                                                                             TRUST                           TRUST
                                                                 -----------------------------   -----------------------------
                                                                   SIX MONTHS                     SIX MONTHS
                                                                     ENDED           YEAR            ENDED           YEAR
                                                                   6/30/2004         ENDED         6/30/2004         ENDED
                                                                  (UNAUDITED)     12/31/2003      (UNAUDITED)      12/31/2003
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     ($    815,103)  $     465,981   $     130,871   $     330,624
Net realized gain (loss) on:
     Investment transactions                                        39,337,011      17,835,740        (858,231)     (1,645,293)
     Foreign currency and forward foreign currency contracts            (5,421)          8,857           3,316          (3,574)
Change in unrealized appreciation (depreciation) on:
     Investments                                                   (14,123,120)    102,044,091       2,503,206      21,509,955
     Foreign currency and forward foreign currency contracts              (525)            435          (1,043)          1,119
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations     24,392,842     120,355,104       1,778,119      20,192,831
Distribution to shareholders from:
     Net investment income
           Series I                                                   (466,283)              -        (204,956)        (75,872)
           Series II                                                    (6,544)              -        (121,868)        (45,474)
           Series III                                                        -               -            (226)              -
                                                                 -------------   -------------   -------------   -------------
     Total distributions                                              (472,827)              -        (327,050)       (121,346)
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares                         4,420,044      45,395,850       4,404,768       8,503,153
           Reinvestment of distributions                               466,283               -         204,956          75,872
           Cost of shares redeemed                                 (49,130,817)   (141,662,316)     (5,394,353)     (5,840,990)
                                                                 -------------   -------------   -------------   -------------
     Total Series I transactions                                   (44,244,490)    (96,266,466)       (784,629)      2,738,035

     Series II
           Net proceeds from sales of shares                         4,915,411      17,621,858       7,249,694      18,066,043
           Reinvestment of distributions                                 6,544               -         121,868          45,474
           Cost of shares redeemed                                  (1,879,669)     (7,598,716)     (2,878,082)     (1,386,472)
                                                                 -------------   -------------   -------------   -------------
     Total Series II transactions                                    3,042,286      10,023,142       4,493,480      16,725,045

     Series III
           Net proceeds from sales of shares                                 -               -          52,959             275
           Reinvestment of distributions                                     -               -             226               -
           Cost of shares redeemed                                           -               -         (22,359)              -
                                                                 -------------   -------------   -------------   -------------
     Total Series III transactions                                           -               -          30,826             275
Net increase (decrease) in net assets from capital
     share transactions                                            (41,202,204)    (86,243,324)      3,739,677      19,463,355
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                  (17,282,189)     34,111,780       5,190,746      39,534,840
Net assets at beginning of period                                  556,859,219     522,747,439      88,804,222      49,269,382
                                                                 -------------   -------------   -------------   -------------
Net assets at end of period                                       $539,577,030   $ 556,859,219   $  93,994,968   $  88,804,222
                                                                 =============   =============   =============   =============
Undistributed net investment income (loss)                       ($    813,092)  $     474,838   $     130,871   $     327,050
                                                                 =============   =============   =============   =============
**** Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                                  439,535       5,341,203         333,697         786,009
          Reinvestment of distributions                                 45,985               -          15,527           8,054
          Shares redeemed                                           (4,932,799)    (16,873,818)       (414,284)       (561,012)
                                                                 -------------   -------------   -------------   -------------
     Net increase (decrease)                                        (4,447,279)    (11,532,615)        (65,060)        233,051
                                                                 =============   =============   =============   =============
     Series II
          Shares sold                                                  493,294       2,066,405         550,932       1,705,986
          Reinvestment of distributions                                    646               -           9,260           4,833
          Shares redeemed                                             (189,235)       (888,784)       (222,950)       (119,149)
                                                                 -------------   -------------   -------------   -------------
     Net increase (decrease)                                           304,705       1,177,621         337,242       1,591,670
                                                                 =============   =============   =============   =============
     Series III
          Shares sold                                                        -               -           4,018              24
          Reinvestment of distributions                                      -               -              17               -
          Shares redeemed                                                    -               -          (1,711)              -
                                                                 -------------   -------------   -------------   -------------
     Net increase (decrease)                                                 -               -           2,324              24
                                                                 =============   =============   =============   =============

                                                                           INTERNATIONAL
                                                                               STOCK
                                                                               TRUST
                                                                   -----------------------------
                                                                    SIX MONTHS
                                                                       ENDED           YEAR
                                                                     6/30/2004         ENDED
                                                                    (UNAUDITED)     12/31/2003
                                                                   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                       $   3,419,167   $   3,049,246
Net realized gain (loss) on:
     Investment transactions                                           8,038,091       1,862,497
     Foreign currency and forward foreign currency contracts             382,522         434,591
Change in unrealized appreciation (depreciation) on:
     Investments                                                      (7,643,978)     83,476,094
     Foreign currency and forward foreign currency contracts            (260,418)        221,167
                                                                   -------------   -------------
Net increase (decrease) in net assets resulting from operations        3,935,384      89,043,595
Distribution to shareholders from:
     Net investment income
           Series I                                                   (2,495,342)     (1,347,480)
           Series II                                                    (990,799)       (290,493)
           Series III                                                       (571)              -
                                                                   -------------   -------------
     Total distributions                                              (3,486,712)     (1,637,973)
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares                          76,008,251     150,556,443
           Reinvestment of distributions                               2,495,342       1,347,480
           Cost of shares redeemed                                   (47,526,858)   (176,552,232)
                                                                   -------------   -------------
     Total Series I transactions                                      30,976,735     (24,648,309)

     Series II
           Net proceeds from sales of shares                          78,862,976     158,500,527
           Reinvestment of distributions                                 990,799         290,493
           Cost of shares redeemed                                   (14,014,142)   (112,260,897)
                                                                   -------------   -------------
     Total Series II transactions                                     65,839,633      46,530,123

     Series III
           Net proceeds from sales of shares                              93,862           2,676
           Reinvestment of distributions                                     571               -
           Cost of shares redeemed                                       (39,017)           (523)
                                                                   -------------   -------------
     Total Series III transactions                                        55,416           2,153
Net increase (decrease) in net assets from capital
     share transactions                                               96,871,784      21,883,967
                                                                   -------------   -------------
Increase (decrease) in net assets                                     97,320,456     109,289,589
Net assets at beginning of period                                    388,757,606     279,468,017
                                                                   -------------   -------------
Net assets at end of period                                        $ 486,078,062   $ 388,757,606
                                                                   =============   =============
Undistributed net investment income (loss)                         $   3,419,167   $   3,486,712
                                                                   =============   =============
**** Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                                  7,796,881      19,536,505
          Reinvestment of distributions                                  248,540         192,773
          Shares redeemed                                             (4,810,243)    (22,865,372)
                                                                   -------------   -------------
     Net increase (decrease)                                           3,235,178      (3,136,094)
                                                                   =============   =============
     Series II
          Shares sold                                                  8,101,361      20,770,735
          Reinvestment of distributions                                   98,882          41,618
          Shares redeemed                                             (1,430,815)    (14,895,185)
                                                                   -------------   -------------
     Net increase (decrease)                                           6,769,428       5,917,168
                                                                   =============   =============
     Series III
          Shares sold                                                      9,425             298
          Reinvestment of distributions                                       57               -
          Shares redeemed                                                 (3,912)            (58)
                                                                   -------------   -------------
     Net increase (decrease)                                               5,570             240
                                                                   =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              INTERNATIONAL
                                                                 OVERSEAS                       SMALL CAP
                                                                  TRUST                           TRUST
                                                      -----------------------------   -----------------------------
                                                       SIX MONTHS                      SIX MONTHS
                                                         ENDED             YEAR           ENDED           YEAR
                                                       6/30/2004          ENDED         6/30/2004         ENDED
                                                       (UNAUDITED)      12/31/2003     (UNAUDITED)      12/31/2003
                                                      -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                          $   2,039,394   $   1,698,180   $   4,203,555   $   1,245,124
Net realized gain (loss) on:
     Investment transactions                             32,587,030      (7,817,201)     12,625,781       9,754,341
     Futures contracts                                            -             (81)              -               -
     Foreign currency and forward foreign currency
        contracts                                           (53,033)        211,354        (186,948)       (840,137)
Change in unrealized appreciation (depreciation) on:
    Investments                                         (38,229,396)    150,019,040       8,406,417      88,922,359
    Foreign currency and forward foreign currency
        contracts                                            17,441          (2,665)         23,821          36,379
                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting
        from operations                                  (3,638,564)    144,108,627      25,072,626      99,118,066
Distribution to shareholders from:
     Net investment income
           Series I                                      (1,407,973)     (1,565,434)       (331,579)              -
           Series II                                       (418,344)       (267,380)       (106,081)              -
           Series III                                          (336)              -            (150)              -
                                                      -------------   -------------   -------------   -------------
     Total distributions                                 (1,826,653)     (1,832,814)       (437,810)              -
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares            125,447,366     220,315,461      39,232,062     177,300,618
           Reinvestment of distributions                  1,407,973       1,565,434         331,579               -
           Cost of shares redeemed                      (48,766,409)   (272,853,576)    (26,198,881)   (114,139,167)
                                                      -------------   -------------   -------------   -------------
     Total Series I transactions                         78,088,930     (50,972,681)     13,364,760      63,161,451
     Series II
           Net proceeds from sales of shares            121,675,833     146,312,780      48,569,418      65,541,936
           Reinvestment of distributions                    418,344         267,380         106,081               -
           Cost of shares redeemed                      (11,094,804)   (104,216,939)     (4,878,414)    (13,417,387)
                                                      -------------   -------------   -------------   -------------
     Total Series II transactions                       110,999,373      42,363,221      43,797,085      52,124,549
     Series III
           Net proceeds from sales of shares                109,666           5,487          97,412          12,330
           Reinvestment of distributions                        336               -             150               -
           Cost of shares redeemed                          (45,092)         (1,197)        (59,603)         (4,605)
                                                      -------------   -------------   -------------   -------------
     Total Series III transactions                           64,910           4,290          37,959           7,725
Net increase (decrease) in net assets from capital
     share transactions                                 189,153,213      (8,605,170)     57,199,804     115,293,725
                                                      -------------   -------------   -------------   -------------
Increase (decrease) in net assets                       183,687,996     133,670,643      81,834,620     214,411,791
Net assets at beginning of period                       460,193,733     326,523,090     319,266,009     104,854,218
                                                      -------------   -------------   -------------   -------------
Net assets at end of period                           $ 643,881,729   $ 460,193,733   $ 401,100,629   $ 319,266,009
                                                      =============   =============   =============   =============
Undistributed net investment income (loss)            $   2,053,734   $   1,840,993   $   4,191,126   $     425,381
                                                      =============   =============   =============   =============
****Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                    12,961,947      30,417,573       2,575,056      16,235,268
          Reinvestment of distributions                     137,766         251,678          21,214               -
          Shares redeemed                                (5,002,349)    (37,294,195)     (1,719,001)     (9,993,284)
                                                      -------------   -------------   -------------   -------------
     Net increase (decrease)                              8,097,364      (6,624,944)        877,269       6,241,984
                                                      =============   =============   =============   =============
     Series II
          Shares sold                                    12,611,433      20,630,608       3,198,475       5,792,723
          Reinvestment of distributions                      41,054          43,056           6,800               -
          Shares redeemed                                (1,154,717)    (14,756,316)       (326,157)     (1,243,123)
                                                      -------------   -------------   -------------   -------------
     Net increase (decrease)                             11,497,770       5,917,348       2,879,118       4,549,600
                                                      =============   =============   =============   =============
     Series III
          Shares sold                                        11,143             647           6,323             935
          Reinvestment of distributions                          33               -              10               -
          Shares redeemed                                    (4,520)           (135)         (3,845)           (349)
                                                      -------------   -------------   -------------   -------------
     Net increase (decrease)                                  6,656             512           2,488             586
                                                      =============   =============   =============   =============

                                                               INTERNATIONAL
                                                                   VALUE
                                                                   TRUST
                                                       -----------------------------
                                                        SIX MONTHS
                                                           ENDED           YEAR
                                                         6/30/2004         ENDED
                                                        (UNAUDITED)     12/31/2003
                                                       -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                           $   7,064,595   $   6,419,358
Net realized gain (loss) on:
     Investment transactions                              13,279,682      (2,365,483)
     Futures contracts                                             -               -
     Foreign currency and forward foreign currency
        contracts                                           (224,910)       (577,316)
Change in unrealized appreciation (depreciation) on:
    Investments                                            5,730,395     116,610,107
    Foreign currency and forward foreign currency
        contracts                                            (28,457)         17,775
                                                       -------------   -------------
Net increase (decrease) in net assets resulting
        from operations                                   25,821,305     120,104,441
Distribution to shareholders from:
     Net investment income
           Series I                                       (3,769,917)     (2,357,769)
           Series II                                      (2,071,855)       (771,328)
           Series III                                           (391)              -
                                                       -------------   -------------
     Total distributions                                  (5,842,163)     (3,129,097)
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares             123,180,588     130,822,974
           Reinvestment of distributions                   3,769,917       2,357,769
           Cost of shares redeemed                       (24,911,218)   (174,928,138)
                                                       -------------   -------------
     Total Series I transactions                         102,039,287     (41,747,395)
     Series II
           Net proceeds from sales of shares             117,092,809     111,270,964
           Reinvestment of distributions                   2,071,855         771,328
           Cost of shares redeemed                        (3,595,232)    (60,686,594)
                                                       -------------   -------------
     Total Series II transactions                        115,569,432      51,355,698
     Series III
           Net proceeds from sales of shares                  68,046           1,528
           Reinvestment of distributions                         391               -
           Cost of shares redeemed                           (21,199)           (306)
                                                       -------------   -------------
     Total Series III transactions                            47,238           1,222
Net increase (decrease) in net assets from capital
     share transactions                                  217,655,957       9,609,525
                                                       -------------   -------------
Increase (decrease) in net assets                        237,635,099     126,584,869
Net assets at beginning of period                        405,820,045     279,235,176
                                                       -------------   -------------
Net assets at end of period                            $ 643,455,144   $ 405,820,045
                                                       =============   =============
Undistributed net investment income (loss)             $   7,064,469   $   5,842,037
                                                       =============   =============
****Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                      9,832,214      13,935,487
          Reinvestment of distributions                      293,836         290,366
          Shares redeemed                                 (1,976,730)    (19,128,138)
                                                       -------------   -------------
     Net increase (decrease)                               8,149,320      (4,902,285)
                                                       =============   =============
     Series II
          Shares sold                                      9,376,270      11,909,510
          Reinvestment of distributions                       161,99          95,108
          Shares redeemed                                   (289,425)     (6,603,284)
                                                       -------------   -------------
     Net increase (decrease)                               9,248,835       5,401,334
                                                       =============   =============
     Series III
          Shares sold                                          5,388             136
          Reinvestment of distributions                           31               -
          Shares redeemed                                     (1,658)            (27)
                                                       -------------   -------------
     Net increase (decrease)                                   3,761             109
                                                       =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       QUANTITATIVE                       MID CAP
                                                                          MID CAP                          CORE
                                                                          TRUST                           TRUST
                                                              -----------------------------   -----------------------------
                                                                SIX MONTHS                      SIX MONTHS
                                                                  ENDED            YEAR            ENDED        05/05/2003*
                                                                6/30/2004         ENDED         6/30/2004           TO
                                                               (UNAUDITED)      12/31/2003      (UNAUDITED)     12/31/2003
                                                              -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                  ($     88,558)  ($    104,477)  ($     59,057)  ($     38,711)
Net realized gain (loss) on:
     Investment transactions                                     15,127,831       6,379,227       4,869,470         580,482
     Foreign currency and forward foreign currency contracts              -               -            (997)              -
Change in unrealized appreciation (depreciation) on:
     Investments                                                 (6,147,732)     25,313,489        (243,980)      5,971,693
     Foreign currency and forward foreign currency contracts              -               -               -               -
                                                              -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting
   from operation                                                 8,891,541      31,588,239       4,565,436       6,513,464
Distribution to shareholders from:
     Net investment income
           Series I                                                       -               -                               -
           Series II                                                      -               -                               -
           Series III                                                     -               -                               -
     Net realized short term gains on investments,
        futures, and foreign currency transactions
           Series I                                                       -               -        (193,632)              -
           Series II                                                      -               -        (360,020)              -
           Series III                                                     -               -              (3)              -
                                                              -------------   -------------   -------------   -------------
     Total distributions                                                  -               -        (553,655)              -
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares                     10,463,488      10,812,710       7,472,680      24,540,343
           Reinvestment of distributions                                                  -         193,632               -
           Cost of shares redeemed                               (4,053,971)     (8,428,222)    (10,676,488)     (8,410,153)
                                                              -------------   -------------   -------------   -------------
     Total Series I transactions                                  6,409,517       2,384,488      (3,010,176)     16,130,190

     Series II
           Net proceeds from sales of shares                      3,274,762       4,202,695      20,840,902      26,999,728
           Reinvestment of distributions                                                  -         360,020               -
           Cost of shares redeemed                                 (701,262)       (768,398)     (7,960,309)       (305,561)
                                                              -------------   -------------   -------------   -------------
     Total Series II transactions                                 2,573,500       3,434,297      13,240,613      26,694,167

     Series III
           Net proceeds from sales of shares                              -               -           9,736             162
           Reinvestment of distributions                                  -               -               3               -
           Cost of shares redeemed                                        -               -            (394)             (5)
                                                              -------------   -------------   -------------   -------------
     Total Series III transactions                                        -               -           9,345             157
Net increase (decrease) in net assets from capital
     share transactions                                           8,983,017       5,818,785      10,239,782      42,824,514
                                                              -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                17,874,558      37,407,024      14,251,563      49,337,978
Net assets at beginning of period                               117,668,280      80,261,256      49,337,978               -
                                                              -------------   -------------   -------------   -------------
Net assets at end of period                                    $135,542,838    $117,668,280    $ 63,589,541    $ 49,337,978
                                                              =============   =============   =============   =============
Undistributed net investment income (loss)                    ($     88,558)              -   ($     59,057)              -
                                                              =============   =============   =============   =============
****Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                               910,151       1,133,815         471,684       1,860,759
          Reinvestment of distributions                                   -               -          12,286               -
          Shares redeemed                                          (358,332)       (926,717)       (670,450)       (585,331)
                                                              -------------   -------------   -------------   -------------
     Net increase (decrease)                                        551,819         207,098        (186,480)      1,275,428
                                                              =============   =============   =============   =============
     Series II
          Shares sold                                               286,765         465,950       1,312,191       1,969,682
          Reinvestment of distributions                                   -               -          22,887               -
          Shares redeemed                                           (61,471)        (77,624)       (501,503)        (22,221)
                                                              -------------   -------------   -------------   -------------
     Net increase (decrease)                                        225,294         388,326         833,575       1,947,461
                                                              =============   =============   =============   =============
     Series III
          Shares sold                                                     -               -             611              11
          Reinvestment of distributions                                   -               -               -               -
          Shares redeemed                                                 -               -             (25)              - +
                                                              -------------   -------------   -------------   -------------
     Net increase (decrease)                                              -               -             586              11
                                                              =============   =============   =============   =============

                                                                        GLOBAL TRUST
                                                                  (FORMERLY, GLOBAL EQUITY
                                                                            TRUST)
                                                                -----------------------------
                                                                 SIX MONTHS
                                                                    ENDED           YEAR
                                                                  6/30/2004         ENDED
                                                                 (UNAUDITED)     12/31/2003
                                                                -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    $   3,643,594   $   3,324,766
Net realized gain (loss) on:
     Investment transactions                                       11,083,253      23,780,580
     Foreign currency and forward foreign currency contracts         (223,063)      3,070,804
Change in unrealized appreciation (depreciation) on:
     Investments                                                   (2,480,283)     58,070,915
     Foreign currency and forward foreign currency contracts           93,496          51,590
                                                                -------------   -------------
Net increase (decrease) in net assets resulting
   from operation                                                  12,116,997      88,298,655
Distribution to shareholders from:
     Net investment income
           Series I                                                (6,164,305)     (3,244,249)
           Series II                                                 (352,008)       (129,209)
           Series III                                                    (699)              -
     Net realized short term gains on investments,
        futures, and foreign currency transactions
           Series I                                                         -               -
           Series II                                                        -               -
           Series III                                                       -               -
                                                                -------------   -------------
     Total distributions                                           (6,517,012)     (3,373,458)
Capital Shares Transactions ****:
     Series I
           Net proceeds from sales of shares                        1,593,593     109,754,844
           Reinvestment of distributions                            6,164,305       3,244,249
           Cost of shares redeemed                                (25,788,440)   (178,484,978)
                                                                -------------   -------------
     Total Series I transactions                                  (18,030,542)    (65,485,885)

     Series II
           Net proceeds from sales of shares                        3,865,895      25,622,495
           Reinvestment of distributions                              352,008         129,209
           Cost of shares redeemed                                   (781,499)    (18,507,196)
                                                                -------------   -------------
     Total Series II transactions                                   3,436,404       7,244,508

     Series III
           Net proceeds from sales of shares                           53,665             100
           Reinvestment of distributions                                  699               -
           Cost of shares redeemed                                    (10,575)              -
                                                                -------------   -------------
     Total Series III transactions                                     43,789             100
Net increase (decrease) in net assets from capital
     share transactions                                           (14,550,349)    (58,241,277)
                                                                -------------   -------------
Increase (decrease) in net assets                                  (8,950,364)     26,683,920
Net assets at beginning of period                                 382,805,982     356,122,062
                                                                -------------   -------------
Net assets at end of period                                     $ 373,855,618   $ 382,805,982
                                                                =============   =============
Undistributed net investment income (loss)                      $   3,619,850   $   6,493,268
                                                                =============   =============
****Capital Shares Issued and Redeemed:
     Series I
          Shares sold                                                 121,760       9,904,249
          Reinvestment of distributions                               456,615         323,132
          Shares redeemed                                          (1,923,728)    (15,977,294)
                                                                -------------   -------------
     Net increase (decrease)                                       (1,345,353)     (5,749,913)
                                                                =============   =============
     Series II
          Shares sold                                                 289,678       2,340,426
          Reinvestment of distributions                                26,152          12,895
          Shares redeemed                                             (58,415)     (1,666,468)
                                                                -------------   -------------
     Net increase (decrease)                                          257,415         686,853
                                                                =============   =============
     Series III
          Shares sold                                                   4,030               8
          Reinvestment of distributions                                    52               -
          Shares redeemed                                                (763)              -
                                                                -------------   -------------
     Net increase (decrease)                                            3,319               8
                                                                =============   =============

* Commencement of operations

+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               CAPITAL
                                                                           STRATEGIC GROWTH                  APPRECIATION
                                                                                 TRUST                          TRUST
                                                                     ----------------------------    ----------------------------
                                                                      SIX MONTHS                      SIX MONTHS
                                                                        ENDED            YEAR           ENDED            YEAR
                                                                      6/30/2004          ENDED        6/30/2004         ENDED
                                                                     (UNAUDITED)       12/31/2003    (UNAUDITED)      12/31/2003
                                                                     ------------     -----------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                        ($    439,028)   ($   283,932)  ($    290,427)  ($    289,496)
Net realized gain (loss) on:
        Investment transactions                                        13,740,879       2,419,447      10,172,304      (2,362,073)
        Written options contracts                                               -               -               -           2,452
        Foreign currency and forward foreign currency contracts                 -             164               -               -
Change in unrealized appreciation (depreciation) on:
        Investments                                                   (11,094,785)     46,489,374      (4,107,868)     42,108,116
        Foreign currency and forward foreign currency contracts                 -            (202)              -               -
                                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations         2,207,066      48,624,851       5,774,009      39,458,999
Capital Shares Transactions ****:
        Series I
              Net proceeds from sales of shares                        33,919,619      52,317,692      20,763,817      36,495,352
              Cost of shares redeemed                                 (19,930,270)    (45,026,938)    (28,006,461)    (43,309,494)
                                                                     ------------    ------------    ------------    ------------
        Total Series I transactions                                    13,989,349       7,290,754      (7,242,644)     (6,814,142)

        Series II
              Net proceeds from sales of shares                        40,911,171      53,389,325      26,783,458      44,733,129
              Cost of shares redeemed                                  (4,389,450)     (5,199,968)    (12,511,908)     (7,423,714)
                                                                     ------------    ------------    ------------    ------------
        Total Series II transactions                                   36,521,721      48,189,357      14,271,550      37,309,415

        Series III
              Net proceeds from sales of shares                            61,418           1,804          28,868           1,909
              Cost of shares redeemed                                     (28,621)           (300)        (16,563)           (417)
                                                                     ------------    ------------    ------------    ------------
        Total Series III transactions                                      32,797           1,504          12,305           1,492
Net increase (decrease) in net assets from capital
        share transactions                                             50,543,867      55,481,615       7,041,211      30,496,765
                                                                     ------------    ------------    ------------    ------------
Increase (decrease) in net assets                                      52,750,933     104,106,466      12,815,220      69,955,764
Net assets at beginning of period                                     261,629,853     157,523,387     193,069,087     123,113,323
                                                                     ------------    ------------    ------------    ------------
Net assets at end of period                                          $314,380,786    $261,629,853    $205,884,307    $193,069,087
                                                                     ============    ============    ============    ============
Undistributed net investment income (loss)                          ($    439,028)              -   ($    290,427)              -
                                                                     ============    ============    ============    ============
**** Capital Shares Issued and Redeemed:
        Series I
             Shares sold                                                3,331,759       5,934,963       2,549,404       5,254,750
             Shares redeemed                                           (1,952,126)     (5,183,817)     (3,466,772)     (6,384,809)
                                                                     ------------    ------------    ------------    ------------
        Net increase (decrease)                                         1,379,633         751,146        (917,368)     (1,130,059)
                                                                     ============    ============    ============    ============
        Series II
             Shares sold                                                4,051,296       6,005,651       3,299,622       6,441,331
             Shares redeemed                                             (431,153)       (586,203)     (1,561,894)     (1,096,887)
                                                                     ------------    ------------    ------------    ------------
        Net increase (decrease)                                         3,620,143       5,419,448       1,737,728       5,344,444
                                                                     ============    ============    ============    ============
        Series III
             Shares sold                                                    5,952             187           3,522             248
             Shares redeemed                                               (2,786)            (31)         (2,028)            (54)
                                                                     ------------    ------------    ------------    ------------
        Net increase (decrease)                                             3,166             156           1,494             194
                                                                     ============    ============    ============    ============


                                                                                  U.S. GLOBAL
                                                                                 LEADERS GROWTH
                                                                                     TRUST
                                                                                 --------------
                                                                                   5/3/2004*
                                                                                       TO
                                                                                   6/30/2004
                                                                                  (UNAUDITED)
                                                                                 --------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                                     ($      1,760)
Net realized gain (loss) on:
        Investment transactions                                                           (450)
        Written options contracts                                                            -
        Foreign currency and forward foreign currency contracts                              -
Change in unrealized appreciation (depreciation) on:
        Investments                                                                     93,856
        Foreign currency and forward foreign currency contracts                              -
                                                                                  ------------
Net increase (decrease) in net assets resulting from operations                         91,646
Capital Shares Transactions ****:
        Series I
              Net proceeds from sales of shares                                      2,501,373
              Cost of shares redeemed                                                        -
                                                                                  ------------
        Total Series I transactions                                                  2,501,373

        Series II

              Net proceeds from sales of shares                                      2,785,773
              Cost of shares redeemed                                                     (107)
                                                                                  ------------
        Total Series II transactions                                                 2,785,666

        Series III
              Net proceeds from sales of shares                                              -
              Cost of shares redeemed                                                        -
                                                                                  ------------
        Total Series III transactions                                                        -
Net increase (decrease) in net assets from capital
        share transactions                                                           5,287,039
                                                                                  ------------
Increase (decrease) in net assets                                                    5,378,685
Net assets at beginning of period                                                            -
                                                                                  ------------
Net assets at end of period                                                       $  5,378,685
                                                                                  ============
Undistributed net investment income (loss)                                       ($      1,760)
                                                                                  ============
**** Capital Shares Issued and Redeemed:
        Series I
             Shares sold                                                               200,110
             Shares redeemed                                                                 -
                                                                                  ------------
        Net increase (decrease)                                                        200,110
                                                                                  ============
        Series II
             Shares sold                                                               222,592
             Shares redeemed                                                                (8)
                                                                                  ------------
        Net increase (decrease)                                                        222,584
                                                                                  ============
        Series III
             Shares sold                                                                     -
             Shares redeemed                                                                 -
                                                                                  ------------
        Net increase (decrease)                                                              -
                                                                                  ============

* Commencement of operations

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                               QUANTITATIVE                       ALL CAP
                                                                  ALL CAP                           CORE
                                                                   TRUST                           TRUST
                                                       ----------------------------    ------------------------------
                                                         SIX MONTHS                     SIX MONTHS
                                                           ENDED         05/05/2003*       ENDED            YEAR
                                                         6/30/2004           TO          6/30/2004          ENDED
                                                        (UNAUDITED)      12/31/2003     (UNAUDITED)      12/31/2003
                                                       -------------     -----------   -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                           $     483,812    $       1,796    $     919,872    $   1,210,378
Net realized gain (loss) on:
       Investment transactions                              (662,006)         315,737       22,580,133       16,097,202
       Futures contracts                                           -                -          571,816        5,938,356
       Foreign currency and forward
             foreign currency contracts                            -                -                -                -
Change in unrealized appreciation (depreciation) on:
       Investments                                         3,603,837          494,380       (6,446,904)      45,332,054
       Futures contracts                                           -                -          463,515          404,634
       Foreign currency and forward
             foreign currency contracts                            -                -                -                -
                                                       -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from
       operations                                          3,425,643          811,913       18,088,432       68,982,624
Distribution to shareholders from:
       Net investment income
             Series I                                              -           (1,831)      (1,170,477)               -
             Series II                                             -                -          (39,901)               -
       Net realized short term gains on investments,
             futures, and foreign currency
             transactions
             Series I                                              -          (68,073)               -                -
             Series II                                             -          (81,412)               -                -
             Series III                                            -               (4)               -                -
       Capital gain distributions received
             from mutual funds
             Series I                                        (80,971)               -                -                -
             Series II                                       (87,205)               -                -                -
             Series III                                           (4)               -                -                -
                                                       -------------    -------------    -------------    -------------
       Total distributions                                  (168,180)        (151,320)      (1,210,378)               -
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares           331,418,726        2,400,588        5,324,866       53,627,524
             Reinvestment of distributions                    80,971           69,904        1,170,477                -
             Cost of shares redeemed                     (10,345,430)        (640,706)     (27,882,844)     (99,983,013)
                                                       -------------    -------------    -------------    -------------
       Total Series I transactions                       321,154,267        1,829,786      (21,387,501)     (46,355,489)

       Series II
             Net proceeds from sales of shares               898,607        2,133,704        3,000,696       14,370,413
             Reinvestment of distributions                    87,205           81,412           39,901                -
             Cost of shares redeemed                        (141,621)         (23,083)      (2,938,934)     (10,360,326)
                                                       -------------    -------------    -------------    -------------
       Total Series II transactions                          844,191        2,192,033          101,663        4,010,087

       Series III
             Net proceeds from sales of shares                    30              100                -                -
             Reinvestment of distributions                         4                4                -                -
                                                       -------------    -------------    -------------    -------------
       Total Series III transactions                              34              104                -                -
Net increase (decrease) in net assets from capital
       share transactions                                321,998,492        4,021,923      (21,285,838)     (42,345,402)
                                                       -------------    -------------    -------------    -------------
Increase (decrease) in net assets                        325,255,955        4,682,516       (4,407,784)      26,637,222
Net assets at beginning of period                          4,682,516                -      274,416,521      247,779,299
                                                       -------------    -------------    -------------    -------------
Net assets at end of period                            $ 329,938,471    $   4,682,516    $ 270,008,737    $ 274,416,521
                                                       =============    =============    =============    =============
Undistributed net investment income (loss)             $     483,812                -    $     919,872    $   1,210,378
                                                       =============    =============    =============    =============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                   21,935,456          182,287          371,346        4,738,173
            Reinvestment of distributions                      5,398            4,642           81,794                -
            Shares redeemed                                 (700,115)         (44,737)      (1,962,556)      (8,817,052)
                                                       -------------    -------------    -------------    -------------
       Net increase (decrease)                            21,240,739          142,192       (1,509,416)      (4,078,879)
                                                       =============    =============    =============    =============
       Series II
            Shares sold                                       59,696          165,130          211,706        1,237,543
            Reinvestment of distributions                      5,818            5,406            2,794                -
            Shares redeemed                                   (9,314)          (1,615)        (206,688)        (900,736)
                                                       -------------    -------------    -------------    -------------
       Net increase (decrease)                                56,200          168,921            7,812          336,807
                                                       =============    =============    =============    =============
       Series III
            Shares sold                                            2                7                -                -
            Shares redeemed                                        -                - +              -                -
                                                       -------------    -------------    -------------    -------------
       Net increase (decrease)                                     2                7                -                -
                                                       =============    =============    =============    =============


                                                                     LARGE CAP
                                                                      GROWTH
                                                                       TRUST
                                                          ------------------------------
                                                           SIX MONTHS
                                                              ENDED           YEAR
                                                            6/30/2004         ENDED
                                                           (UNAUDITED)     12/31/2003
                                                          -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                              $     511,331    $   1,272,523
Net realized gain (loss) on:
       Investment transactions                               17,716,885      (15,721,398)
       Futures contracts                                              -                -
       Foreign currency and forward
             foreign currency contracts                           4,789            9,656
Change in unrealized appreciation (depreciation) on:
       Investments                                           (6,984,766)     116,432,026
       Futures contracts                                              -                -
       Foreign currency and forward
             foreign currency contracts                          (1,385)             490
                                                          -------------    -------------
Net increase (decrease) in net assets resulting from
       operation                                             11,246,854      101,993,297
Distribution to shareholders from:
       Net investment income
             Series I                                        (1,114,847)      (1,026,829)
             Series II                                         (174,468)        (179,918)
       Net realized short term gains on investments,
             futures, and foreign currency
             transactions
             Series I                                                 -                -
             Series II                                                -                -
             Series III                                               -                -
       Capital gain distributions received
             from mutual funds
             Series I                                                 -                -
             Series II                                                -                -
             Series III                                               -                -
                                                          -------------    -------------
       Total distributions                                   (1,289,315)      (1,206,747)
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                8,213,952       53,195,042
             Reinvestment of distributions                    1,114,847        1,026,829
             Cost of shares redeemed                        (32,297,607)     (96,410,252)
                                                          -------------    -------------
       Total Series I transactions                          (22,968,808)     (42,188,381)

       Series II
             Net proceeds from sales of shares               11,505,424       46,459,522
             Reinvestment of distributions                      174,468          179,918
             Cost of shares redeemed                         (2,212,306)      (6,961,271)
                                                          -------------    -------------
       Total Series II transactions                           9,467,586       39,678,169

       Series III
             Net proceeds from sales of shares                        -                -
             Reinvestment of distributions                            -                -
                                                          -------------    -------------
       Total Series III transactions                                  -                -
Net increase (decrease) in net assets from capital
       share transactions                                   (13,501,222)      (2,510,212)
                                                          -------------    -------------
Increase (decrease) in net assets                            (3,543,683)      98,276,338
Net assets at beginning of period                           500,537,748      402,261,410
                                                          -------------    -------------
Net assets at end of period                               $ 496,994,065    $ 500,537,748
                                                          =============    =============
Undistributed net investment income (loss)                $     504,195    $   1,282,179
                                                          =============    =============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                         860,959        6,577,969
            Reinvestment of distributions                       114,933          135,287
            Shares redeemed                                  (3,358,342)     (11,859,625)
                                                          -------------    -------------
       Net increase (decrease)                               (2,382,450)      (5,146,369)
                                                          =============    =============
       Series II
            Shares sold                                       1,196,776        5,719,048
            Reinvestment of distributions                        18,042           23,767
            Shares redeemed                                    (231,893)        (828,981)
                                                          -------------    -------------
       Net increase (decrease)                                  982,925        4,913,834
                                                          =============    =============
       Series III
            Shares sold                                               -                -
            Shares redeemed                                           -                -
                                                          -------------    -------------
       Net increase (decrease)                                        -                -
                                                          =============    =============

* Commencement of operations

+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                BLUE CHIP
                                                                                 GROWTH                      U.S. LARGE CAP
                                                                                  TRUST                          TRUST
                                                                    ------------------------------    ----------------------------
                                                                      SIX MONTHS                       SIX MONTHS
                                                                         ENDED           YEAR             ENDED           YEAR
                                                                       6/30/2004         ENDED          6/30/2004        ENDED
                                                                      (UNAUDITED)     12/31/2003       (UNAUDITED)     12/31/2003
                                                                    --------------  --------------    ------------    ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                        $      630,126  $    1,685,803    $    938,287   $   1,829,752
Net realized gain (loss) on:
       Investment transactions                                          11,274,824     (44,128,547)     16,988,343     (33,864,011)
       Foreign currency and forward foreign currency contracts             (10,694)        (65,275)              -               -
Change in unrealized appreciation (depreciation) on:
       Investments                                                      32,511,348     373,187,550      14,701,029     185,849,158
       Foreign currency and forward foreign currency contracts                   -               -               6               -
                                                                    --------------  --------------    ------------   -------------
Net increase  (decrease) in net assets resulting from operations        44,405,604     330,679,531      32,627,665     153,814,899
Distribution to shareholders from:
       Net investment income
             Series I                                                   (1,428,172)       (509,443)     (1,403,516)     (1,711,671)
             Series II                                                    (192,096)       (148,788)       (426,178)       (465,013)
             Series III                                                       (260)              -             (58)              -
                                                                    --------------  --------------    ------------   -------------
       Total distributions                                              (1,620,528)       (658,231)     (1,829,752)     (2,176,684)
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                          43,445,786      90,129,451      50,080,126      50,887,322
             Reinvestment of distributions                               1,428,172         509,443       1,403,516       1,711,671
             Cost of shares redeemed                                   (82,075,539)   (188,704,658)    (31,271,951)   (139,884,777)
             Proceeds from shares issued in connection with
                   reorganization (Note 1)                                       -               -     180,472,474               -
                                                                    --------------  --------------    ------------   -------------
       Total Series I transactions                                     (37,201,581)    (98,065,764)    200,684,165     (87,285,784)

       Series II
             Net proceeds from sales of shares                         112,599,013     124,289,590      38,766,569      74,464,786
             Reinvestment of distributions                                 192,096         148,788         426,178         465,013
             Cost of shares redeemed                                    (2,711,286)    (15,366,112)       (926,322)    (23,604,563)
             Proceeds from shares issued in connection with
                   reorganization (Note 1)                                       -               -       2,623,709               -
                                                                    --------------  --------------    ------------   -------------
       Total Series II transactions                                    110,079,823     109,072,266      40,890,134      51,325,236

       Series III
             Net proceeds from sales of shares                             146,840           7,902          22,034           1,397
             Reinvestment of distributions                                     260               -              58               -
             Cost of shares redeemed                                       (62,294)         (2,041)         (8,912)           (273)
             Proceeds from shares issued in connection with
                   reorganization (Note 1)                                       -               -             235               -
                                                                    --------------  --------------    ------------   -------------
       Total Series III transactions                                        84,806           5,861          13,415           1,124
Net increase (decrease) in net assets from capital
       share transactions                                               72,963,048      11,012,363     241,587,714     (35,959,424)
                                                                    --------------  --------------    ------------   -------------
Increase (decrease) in net assets                                      115,748,124     341,033,663     272,385,627     115,678,791
Net assets at beginning of period                                    1,495,184,052   1,154,150,389     557,213,819     441,535,028
                                                                    --------------  --------------    ------------   -------------
Net assets at end of period                                         $1,610,932,176  $1,495,184,052    $829,599,446   $ 557,213,819
                                                                    ==============  ==============    ============   =============
Undistributed net investment income (loss)                          $      630,126  $    1,620,528    $    938,287   $   1,829,752
                                                                    ==============  ==============    ============   =============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                                  2,765,784       6,693,442       3,783,454       4,874,267
            Reinvestment of distributions                                   89,709          41,723         105,926         178,671
            Shares redeemed                                             (5,208,572)    (14,503,745)     (2,391,875)    (13,440,044)
            Shares issued in connection with reorganization
                     (Note 1)                                                    -               -      14,651,956               -
                                                                    --------------  --------------    ------------   -------------
       Net increase (decrease)                                          (2,353,079)     (7,768,580)     16,149,461      (8,387,106)
                                                                    ==============  ==============    ============   =============
       Series II
            Shares sold                                                  7,199,206       9,288,064       2,960,675       7,114,758
            Reinvestment of distributions                                   12,112          12,206          32,311          48,642
            Shares redeemed                                               (171,957)     (1,159,528)        (70,647)     (2,255,208)
            Shares issued in connection with reorganization
                      (Note 1)                                                   -               -         471,566               -
                                                                    --------------  --------------    ------------   -------------
       Net increase (decrease)                                           7,039,361       8,140,742       3,393,905       4,908,192
                                                                    ==============  ==============    ============   =============
       Series III
            Shares sold                                                      9,267             541           1,671             116
            Reinvestment of distributions                                       17               -               4               -
            Shares redeemed                                                 (3,931)           (140)           (671)            (22)
            Shares issued in connection with reorganization
                     (Note 1)                                                    -               -               9               -
                                                                    --------------  --------------    ------------   -------------
       Net increase (decrease)                                               5,353             401           1,013              94
                                                                    ==============  ==============    ============   =============


                                                                           CORE
                                                                          EQUITY
                                                                          TRUST
                                                                      -------------
                                                                        5/3/2004*
                                                                            TO
                                                                        6/30/2004
                                                                       (UNAUDITED)
                                                                      -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                          ($    192,758)
Net realized gain (loss) on:
       Investment transactions                                                    -
       Foreign currency and forward foreign currency contracts              (49,286)
Change in unrealized appreciation (depreciation) on:
       Investments                                                       13,156,235
       Foreign currency and forward foreign currency contracts                  842
                                                                       ------------
Net increase  (decrease) in net assets resulting from operations         12,915,033
Distribution to shareholders from:
       Net investment income
             Series I                                                             -
             Series II                                                            -
             Series III                                                           -
                                                                       ------------
       Total distributions                                                        -
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                          160,887,973
             Reinvestment of distributions                                        -
             Cost of shares redeemed                                     (6,716,942)
             Proceeds from shares issued in connection with
                     reorganization (Note 1)                                      -
                                                                       ------------
       Total Series I transactions                                      154,171,031

       Series II
             Net proceeds from sales of shares                          127,762,471
             Reinvestment of distributions                                        -
             Cost of shares redeemed                                       (178,967)
             Proceeds from shares issued in connection with
                     reorganization (Note 1)                                      -
                                                                       ------------
       Total Series II transactions                                     127,583,504

       Series III
             Net proceeds from sales of shares                               51,640
             Reinvestment of distributions                                        -
             Cost of shares redeemed                                         (4,417)
             Proceeds from shares issued in connection with
                     reorganization (Note 1)                                      -
                                                                       ------------
       Total Series III transactions                                         47,223
Net increase (decrease) in net assets from capital
       share transactions                                               281,801,758
                                                                       ------------
Increase (decrease) in net assets                                       294,716,791
Net assets at beginning of period                                                 -
                                                                       ------------
Net assets at end of period                                            $294,716,791
                                                                       ============
Undistributed net investment income (loss)                            ($    192,758)
                                                                       ============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                                  12,876,070
            Reinvestment of distributions                                         -
            Shares redeemed                                                (533,103)
            Shares issued in connection with reorganization
                     (Note 1)                                                     -
                                                                       ------------
       Net increase (decrease)                                           12,342,967
                                                                       ============
            Shares sold                                                  10,219,776
            Reinvestment of distributions                                         -
            Shares redeemed                                                 (14,249)
            Shares issued in connection with reorganization
                     (Note 1)                                                     -
                                                                       ------------
       Net increase (decrease)                                           10,205,527
                                                                       ============
       Series III
            Shares sold                                                       4,127
            Reinvestment of distributions                                         -
            Shares redeemed                                                    (355)
            Shares issued in connection with reorganization
                     (Note 1)                                                     -
                                                                       ------------
       Net increase (decrease)                                                3,772
                                                                       ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            STRATEGIC                      LARGE CAP
                                                                              VALUE                          VALUE
                                                                              TRUST                          TRUST
                                                                 ----------------------------    ----------------------------
                                                                  SIX MONTHS                      SIX MONTHS
                                                                     ENDED           YEAR            ENDED       05/05/2003*
                                                                   6/30/2004        ENDED          6/30/2004          TO
                                                                  (UNAUDITED)     12/31/2003      (UNAUDITED)     12/31/2003
                                                                 ------------    ------------    ------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     $    333,550    $    583,723    $    106,522   ($      8,251)
Net realized gain (loss) on:
       Investment transactions                                     14,348,677       4,372,341         906,410         432,453
       Foreign currency and forward foreign currency contracts              -             (27)              -               -
Change in unrealized appreciation (depreciation) on:
       Investments                                                 (6,891,683)     19,745,838       2,072,874       1,293,298
                                                                 ------------    ------------    ------------    ------------
Net increase  (decrease) in net assets
       resulting from operations                                    7,790,544      24,701,875       3,085,806       1,717,500
Distribution to shareholders from:
       Net investment income
             Series I                                                (381,552)         (6,035)              -               -
             Series II                                               (202,085)         (8,833)              -               -
             Series III                                                   (59)              -               -               -
       Net realized short term gains on
             investments and foreign currency transactions
             Series I                                                       -               -         (56,117)        (85,667)
             Series II                                                      -               -        (152,732)       (147,536)
                                                                 ------------    ------------    ------------    ------------
       Total distributions                                           (583,696)        (14,868)       (208,849)       (233,203)
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                     16,014,154      53,215,124      56,078,345       6,104,722
             Reinvestment of distributions                            381,552           6,035          56,117          85,667
             Cost of shares redeemed                              (37,581,579)     (9,745,798)     (8,222,869)       (571,699)
                                                                 ------------    ------------    ------------    ------------
       Total Series I transactions                                (21,185,873)     43,475,361      47,911,593       5,618,690

       Series II
             Net proceeds from sales of shares                     20,605,461      35,572,792      54,841,306       8,349,362
             Reinvestment of distributions                            202,085           8,833         152,732         147,536
             Cost of shares redeemed                              (19,653,382)       (733,974)     (4,571,238)     (1,419,741)
                                                                 ------------    ------------    ------------    ------------
       Total Series II transactions                                 1,154,164      34,847,651      50,422,800       7,077,157

       Series III
             Net proceeds from sales of shares                         20,534           1,348          16,348               -
             Reinvestment of distributions                                 59               -               -               -
             Cost of shares redeemed                                  (13,065)           (252)         (1,479)              -
                                                                 ------------    ------------    ------------    ------------
       Total Series III transactions                                    7,528           1,096          14,869               -
Net increase (decrease) in net assets from capital
       share transactions                                         (20,024,181)     78,324,108      98,349,262      12,695,847
                                                                 ------------    ------------    ------------    ------------
Increase (decrease) in net assets                                 (12,817,333)    103,011,115     101,226,219      14,180,144
Net assets at beginning of period                                 143,068,790      40,057,675      14,180,144               -
                                                                 ------------    ------------    ------------    ------------
Net assets at end of period                                      $130,251,457    $143,068,790    $115,406,363    $ 14,180,144
                                                                 ============    ============    ============    ============
Undistributed net investment income (loss)                       $    333,550    $    583,696    $    106,522               -
                                                                 ============    ============    ============    ============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                             1,549,212       6,246,585       3,429,146         428,503
            Reinvestment of distributions                              36,901             779           3,383           5,467
            Shares redeemed                                        (3,653,876)     (1,099,861)       (502,769)        (37,881)
                                                                 ------------    ------------    ------------    ------------
       Net increase (decrease)                                     (2,067,763)      5,147,503       2,929,760         396,089
                                                                 ============    ============    ============    ============
       Series II
            Shares sold                                             2,001,425       4,069,575       3,352,619         601,086
            Reinvestment of distributions                              19,601           1,141           9,223           9,427
            Shares redeemed                                        (1,924,507)        (83,071)       (281,337)       (100,420)
                                                                 ------------    ------------    ------------    ------------
       Net increase (decrease)                                         96,519       3,987,645       3,080,505         510,093
                                                                 ============    ============    ============    ============
       Series III
            Shares sold                                                 1,989             143           1,005               -
            Reinvestment of distributions                                   6               -               -               -
            Shares redeemed                                            (1,259)            (27)            (92)              -
                                                                 ------------    ------------    ------------    ------------
       Net increase (decrease)                                            736             116             913               -
                                                                 ============    ============    ============    ============


                                                                            CLASSIC
                                                                             VALUE
                                                                             TRUST
                                                                          -----------
                                                                           5/3/2004*
                                                                               TO
                                                                           6/30/2004
                                                                          -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                              $      7,002
Net realized gain (loss) on:
       Investment transactions                                                       -
       Foreign currency and forward foreign currency contracts                       -
Change in unrealized appreciation (depreciation) on:
       Investments                                                             151,262
                                                                          ------------
Net increase  (decrease) in net assets
       resulting from operations                                               158,264
Distribution to shareholders from:
       Net investment income
             Series I                                                                -
             Series II                                                               -
             Series III                                                              -
       Net realized short term gains on
             investments and foreign currency transactions
             Series I                                                                -
             Series II                                                               -
                                                                          ------------
       Total distributions                                                           -
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                               2,515,659
             Reinvestment of distributions                                           -
             Cost of shares redeemed                                                 -
                                                                          ------------
       Total Series I transactions                                           2,515,659
       Series II
             Net proceeds from sales of shares                               3,958,400
             Reinvestment of distributions                                           -
             Cost of shares redeemed                                              (484)
                                                                          ------------
       Total Series II transactions                                          3,957,916
       Series III
             Net proceeds from sales of shares                                       -
             Reinvestment of distributions                                           -
             Cost of shares redeemed                                                 -
                                                                          ------------
       Total Series III transactions                                                 -
Net increase (decrease) in net assets from capital
       share transactions                                                    6,473,575
                                                                          ------------
Increase (decrease) in net assets                                            6,631,839
Net assets at beginning of period                                                    -
                                                                          ------------
Net assets at end of period                                               $  6,631,839
                                                                          ============
Undistributed net investment income (loss)                                $      7,002
                                                                          ============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                                        201,231
            Reinvestment of distributions                                            -
            Shares redeemed                                                          -
                                                                          ------------
       Net increase (decrease)                                                 201,231
                                                                          ============
       Series II
            Shares sold                                                        315,320
            Reinvestment of distributions                                            -
            Shares redeemed                                                        (38)
                                                                          ------------
       Net increase (decrease)                                                 315,282
                                                                          ============
       Series III
            Shares sold                                                              -
            Reinvestment of distributions                                            -
            Shares redeemed                                                          -
                                                                          ------------
       Net increase (decrease)                                                       -
                                                                          ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                              REAL ESTATE
                                                                             UTILITIES                         SECURITIES
                                                                               TRUST                             TRUST
                                                                   -----------------------------     -----------------------------
                                                                    SIX MONTHS                        SIX MONTHS
                                                                      ENDED             YEAR            ENDED             YEAR
                                                                    6/30/2004          ENDED           6/30/2004         ENDED
                                                                   (UNAUDITED)       12/31/2003       (UNAUDITED)      12/31/2003
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                       $    537,546     $    618,028     $ 12,700,785     $ 17,512,055
Net realized gain (loss) on:
       Investment transactions                                        4,261,808        4,288,999       77,401,070       15,030,159
       Foreign currency and forward foreign currency contracts          (50,335)          (5,696)                              125
Change in unrealized appreciation (depreciation) on:
       Investments                                                   (1,576,081)       6,991,872      (51,925,838)     124,300,806
       Futures contracts
       Foreign currency and forward foreign currency contracts           (5,967)           1,101                -                -
                                                                   ------------     ------------     ------------     ------------
Net increase (decrease) in net assets resulting from operations       3,166,971       11,894,304       38,176,017      156,843,145
Distribution to shareholders from:
       Net investment income
             Series I                                                  (382,761)        (302,041)     (12,186,795)      (9,155,261)
             Series II                                                 (227,194)        (133,134)      (5,322,178)      (2,017,857)
             Series III                                                     (48)               -           (3,207)               -
       Net realized short term gains on investments,
             futures, and foreign currency transactions
             Series I                                                         -                -                -                -
             Series II                                                        -                -                -                -
             Series III                                                       -                -                -                -
       Net realized long term gains on investments,
             futures, and foreign currency transactions
             Series I                                                         -                -                -                -
             Series II                                                        -                -                -                -
             Series III                                                       -                -                -                -
                                                                   ------------     ------------     ------------     ------------
       Total distributions                                             (610,003)        (435,175)     (17,512,180)     (11,173,118)
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                        4,604,435       14,618,583       82,720,324       88,403,839
             Reinvestment of distributions                              382,761          302,041       12,186,795        9,155,261
             Cost of shares redeemed                                 (3,781,977)      (8,731,938)     (76,540,599)     (65,287,689)
                                                                   ------------     ------------     ------------     ------------
       Total Series I transactions                                    1,205,219        6,188,686       18,366,520       32,271,411

       Series II
             Net proceeds from sales of shares                        5,438,177       11,652,752       84,051,627       91,134,766
             Reinvestment of distributions                              227,194          133,134        5,322,178        2,017,857
             Cost of shares redeemed                                 (2,028,020)      (1,647,472)     (21,329,390)      (6,645,457)
                                                                   ------------     ------------     ------------     ------------
       Total Series II transactions                                   3,637,351       10,138,414       68,044,415       86,507,166

       Series III
             Net proceeds from sales of shares                           12,179              100          384,143           29,790
             Reinvestment of distributions                                   48                -            3,207                -
             Cost of shares redeemed                                     (7,212)               -          (78,638)          (9,953)
                                                                   ------------     ------------     ------------     ------------
       Total Series III transactions                                      5,015              100          308,712           19,837
Net increase (decrease) in net assets from capital
       share transactions                                             4,847,585       16,327,200       86,719,647      118,798,414
                                                                   ------------     ------------     ------------     ------------
Increase (decrease) in net assets                                     7,404,553       27,786,329      107,383,484      264,468,441
Net assets at beginning of period                                    54,933,388       27,147,059      616,287,050      351,818,609
                                                                   ------------     ------------     ------------     ------------
Net assets at end of period                                        $ 62,337,941     $ 54,933,388     $723,670,534     $616,287,050
                                                                   ============     ============     ============     ============
Undistributed net investment income (loss)                         $    539,377     $    611,834     $ 12,700,785     $ 17,512,180
                                                                   ============     ============     ============     ============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                                 469,767        1,831,310        3,925,436        5,043,058
            Reinvestment of distributions                                39,419           41,546          609,339          581,656
            Shares redeemed                                            (388,927)      (1,117,020)      (3,661,606)      (3,774,880)
                                                                   ------------     ------------     ------------     ------------
       Net increase (decrease)                                          120,259          755,836          873,169        1,849,834
                                                                   ============     ============     ============     ============
       Series II
            Shares sold                                                 559,154        1,452,646        3,993,827        5,174,415
            Reinvestment of distributions                                23,495           18,363          266,910          128,444
            Shares redeemed                                            (210,236)        (209,766)      (1,030,711)        (362,663)
                                                                   ------------     ------------     ------------     ------------
       Net increase (decrease)                                          372,413        1,261,243        3,230,026        4,940,196
                                                                   ============     ============     ============     ============
       Series III
            Shares sold                                                   1,249               12           18,867            1,544
            Reinvestment of distributions                                     5                -              161                -
            Shares redeemed                                                (734)               -           (3,778)            (513)
                                                                   ------------     ------------     ------------     ------------
       Net increase (decrease)                                              520               12           15,250            1,031
                                                                   ============     ============     ============     ============


                                                                               SMALL CAP
                                                                             OPPORTUNITIES
                                                                                 TRUST
                                                                     -----------------------------
                                                                      SIX MONTHS
                                                                        ENDED          05/05/2003*
                                                                      6/30/2004            TO
                                                                      (UNAUDITED)      12/31/2003
                                                                     ------------     ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                         $    194,176     $     84,066
Net realized gain (loss) on:
       Investment transactions                                          4,211,529          388,900
       Foreign currency and forward foreign currency contracts              7,456             (530)
Change in unrealized appreciation (depreciation) on:
       Investments                                                      3,742,564       13,523,952
       Futures contracts                                                      (18)               -
       Foreign currency and forward foreign currency contracts                 54               18
                                                                     ------------     ------------
Net increase (decrease) in net assets resulting from operations         8,155,761       14,930,284
Distribution to shareholders from:
       Net investment income
             Series I                                                     (49,902)               -
             Series II                                                    (33,596)               -
             Series III                                                       (38)               -
       Net realized short term gains on investments,
       futures, and foreign currency transactions
             Series I                                                    (398,225)               -
             Series II                                                   (350,249)               -
             Series III                                                      (196)               -
       Net realized long term gains on investments,
       futures, and foreign currency transactions
             Series I                                                    (305,374)               -
             Series II                                                   (268,584)               -
             Series III                                                      (150)               -
                                                                     ------------     ------------
       Total distributions                                             (1,406,314)               -
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                         44,204,410       37,212,037
             Reinvestment of distributions                                753,501                -
             Cost of shares redeemed                                  (10,751,395)     (11,368,704)
                                                                     ------------     ------------
       Total Series I transactions                                     34,206,516       25,843,333

       Series II
             Net proceeds from sales of shares                         45,432,921       29,384,067
             Reinvestment of distributions                                652,429                -
             Cost of shares redeemed                                   (7,887,865)      (1,219,242)
                                                                     ------------     ------------
       Total Series II transactions                                    38,197,485       28,164,825

       Series III
             Net proceeds from sales of shares                             34,255              494
             Reinvestment of distributions                                    384                -
             Cost of shares redeemed                                      (12,267)             (18)
                                                                     ------------     ------------
       Total Series III transactions                                       22,372              476
Net increase (decrease) in net assets from capital
       share transactions                                              72,426,373       54,008,634
                                                                     ------------     ------------
Increase (decrease) in net assets                                      79,175,820       68,938,918
Net assets at beginning of period                                      68,938,918                -
                                                                     ------------     ------------
Net assets at end of period                                          $148,114,738     $ 68,938,918
                                                                     ============     ============
Undistributed net investment income (loss)                           $    194,176     $     83,536
                                                                     ============     ============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                                 2,490,702        2,778,728
            Reinvestment of distributions                                  41,838                -
            Shares redeemed                                              (594,158)        (745,642)
                                                                     ------------     ------------
       Net increase (decrease)                                          1,938,382        2,033,086
                                                                     ============     ============
       Series II
            Shares sold                                                 2,543,222        1,988,508
            Reinvestment of distributions                                  36,286                -
            Shares redeemed                                              (451,491)         (80,744)
                                                                     ------------     ------------
       Net increase (decrease)                                          2,128,017        1,907,764
                                                                     ============     ============
       Series III
            Shares sold                                                     1,908               31
            Reinvestment of distributions                                      21                -
            Shares redeemed                                                  (676)              (1)
                                                                     ------------     ------------
       Net increase (decrease)                                              1,253               30
                                                                     ============     ============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       SMALL COMPANY                     SPECIAL
                                                                           VALUE                          VALUE
                                                                           TRUST                          TRUST
                                                               ----------------------------   -----------------------------
                                                                SIX MONTHS                      SIX MONTHS
                                                                   ENDED           YEAR           ENDED        05/05/2003*
                                                                 6/30/2004        ENDED         6/30/2004           TO
                                                                (UNAUDITED)     12/31/2003     (UNAUDITED)      12/31/2003
                                                               ------------   -------------   -------------   -------------

Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                   $  1,217,768   $     894,470   ($     47,701)  ($     40,816)
Net realized gain (loss) on:
       Investment transactions                                    5,566,526       6,095,623         334,232         430,481
Change in unrealized appreciation (depreciation) on:
       Investments                                               60,893,456     115,324,823       1,479,386       2,430,967
                                                               ------------   -------------    ------------    ------------
Net increase (decrease) in net assets
       resulting from operations                                 67,677,750     122,314,916       1,765,917       2,820,632
Distribution to shareholders from:
       Net investment income
             Series I                                              (700,169)     (1,371,571)              -               -
             Series II                                             (194,256)       (361,571)              -               -
             Series III                                                 (45)              -               -               -
       Net realized short term gains on investments,
             futures, and foreign currency transactions
             Series I                                                     -               -        (224,979)              -
             Series II                                                    -               -        (158,600)              -
             Series III                                                   -               -            (274)              -
       Net realized long term gains on investments,
             futures and foreign currency transactions
             Series I                                            (5,021,919)       (387,016)         (3,406)              -
             Series II                                           (2,171,557)        (87,261)         (2,402)              -
             Series III                                                (189)              -              (4)              -
                                                               ------------   -------------    ------------    ------------
       Total distributions                                       (8,088,135)     (2,207,419)       (389,665)              -
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                   47,671,162      92,891,522       3,588,510      11,162,576
             Reinvestment of distributions                        5,722,088       1,758,587         228,385               -
             Cost of shares redeemed                            (24,904,865)   (106,378,865)     (1,510,777)     (2,251,734)
                                                               ------------   -------------    ------------    ------------
       Total Series I transactions                               28,488,385     (11,728,756)      2,306,118       8,910,842

       Series II
             Net proceeds from sales of shares                   53,910,195      80,687,442       6,158,499       6,282,618
             Reinvestment of distributions                        2,365,813         448,832         161,002               -
             Cost of shares redeemed                             (4,502,531)    (11,999,819)       (573,836)       (369,163)
                                                               ------------   -------------    ------------    ------------
       Total Series II transactions                              51,773,477      69,136,455       5,745,665       5,913,455

       Series III
             Net proceeds from sales of shares                       22,111             458         195,495             233
             Reinvestment of distributions                              234               -             278               -
             Cost of shares redeemed                                 (9,665)            (12)        (32,755)             (6)
                                                               ------------   -------------    ------------    ------------
       Total Series III transactions                                 12,680             446         163,018             227
Net increase (decrease) in net assets from capital
       share transactions                                        80,274,542      57,408,145       8,214,801      14,824,524
                                                               ------------   -------------    ------------    ------------
Increase (decrease) in net assets                               139,864,157     177,515,642       9,591,053      17,645,156
Net assets at beginning of period                               533,696,576     356,180,934      17,645,156               -
                                                               ------------   -------------    ------------    ------------
Net assets at end of period                                    $673,560,733   $ 533,696,576    $ 27,236,209    $ 17,645,156
                                                               ============   =============    ============    ============
Undistributed net investment income (loss)                     $  1,217,768   $     894,470   ($     47,701)              -
                                                               ============   =============    ============    ============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                           2,660,570       6,308,680         219,981         843,871
            Reinvestment of distributions                           322,735         136,962          13,960               -
            Shares redeemed                                      (1,391,597)     (7,588,407)        (92,689)       (155,207)
                                                               ------------   -------------    ------------    ------------
       Net increase (decrease)                                    1,591,708      (1,142,765)        141,252         688,664
                                                               ============   =============    ============    ============
       Series II
            Shares sold                                           3,025,835       5,507,378         376,371         453,067
            Reinvestment of distributions                           133,737          35,010           9,859               -
            Shares redeemed                                        (250,554)       (842,014)        (35,444)        (25,980)
                                                               ------------   -------------    ------------    ------------
       Net increase (decrease)                                    2,909,018       4,700,374         350,786         427,087
                                                               ============   =============    ============    ============
       Series III
            Shares sold                                               1,247              28          12,017              16
            Reinvestment of distributions                                13               -              17               -
            Shares redeemed                                            (542)             (1)         (2,039)              - +
                                                               ------------   -------------    ------------    ------------
       Net increase (decrease)                                          718              27           9,995              16
                                                               ============   =============    ============    ============


                                                                         MID CAP
                                                                          VALUE
                                                                          TRUST
                                                             ----------------------------
                                                              SIX MONTHS
                                                                 ENDED           YEAR
                                                               6/30/2004        ENDED
                                                              (UNAUDITED)     12/31/2003
                                                             ------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                 $  1,430,620   $   2,523,735
Net realized gain (loss) on:
       Investment transactions                                  9,320,963      (3,014,911)
Change in unrealized appreciation (depreciation) on:
       Investments                                             35,123,731      87,842,564
                                                             ------------   -------------
Net increase (decrease) in net assets
       resulting from operations                               45,875,314      87,351,388
Distribution to shareholders from:
       Net investment income
             Series I                                          (1,617,238)     (1,188,342)
             Series II                                           (906,293)       (442,985)
             Series III                                              (204)              -
       Net realized short term gains on investments,
             futures, and foreign currency transactions
             Series I                                                   -               -
             Series II                                                  -               -
             Series III                                                 -               -
       Net realized long term gains on investments,
             futures and foreign currency transactions
             Series I                                                   -               -
             Series II                                                  -               -
             Series III                                                 -               -
                                                             ------------   -------------
       Total distributions                                     (2,523,735)     (1,631,327)
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                 34,404,839      64,771,753
             Reinvestment of distributions                      1,617,238       1,188,342
             Cost of shares redeemed                          (16,135,609)   (106,958,130)
                                                             ------------   -------------
       Total Series I transactions                             19,886,468     (40,998,035)

       Series II
             Net proceeds from sales of shares                 46,105,937      88,270,247
             Reinvestment of distributions                        906,293         442,985
             Cost of shares redeemed                           (2,808,030)    (19,227,183)
                                                             ------------   -------------
       Total Series II transactions                            44,204,200      69,486,049

       Series III
             Net proceeds from sales of shares                     73,761           2,219
             Reinvestment of distributions                            204               -
             Cost of shares redeemed                              (16,303)             (9)
                                                             ------------   -------------
       Total Series III transactions                               57,662           2,210
Net increase (decrease) in net assets from capital
       share transactions                                      64,148,330      28,490,224
                                                             ------------   -------------
Increase (decrease) in net assets                             107,499,909     114,210,285
Net assets at beginning of period                             454,650,572     340,440,287
                                                             ------------   -------------
Net assets at end of period                                  $562,150,481   $ 454,650,572
                                                             ============   =============
Undistributed net investment income (loss)                   $  1,430,620   $   2,523,735
                                                             ============   =============
**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                         2,232,916       5,328,407
            Reinvestment of distributions                         103,272         108,425
            Shares redeemed                                    (1,054,610)     (9,038,549)
                                                             ------------   -------------
       Net increase (decrease)                                  1,281,578      (3,601,717)
                                                             ============   =============
       Series II
            Shares sold                                         3,004,919       7,258,968
            Reinvestment of distributions                          57,984          40,455
            Shares redeemed                                      (185,741)     (1,644,979)
                                                             ------------   -------------
       Net increase (decrease)                                  2,877,162       5,654,444
                                                             ============   =============
       Series III
            Shares sold                                             4,794             161
            Reinvestment of distributions                              13               -
            Shares redeemed                                        (1,047)             (1)
                                                             ------------   -------------
       Net increase (decrease)                                      3,760             160
                                                             ============   =============

* Commencement of operations

+ Rounds to less than 1 share.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             VALUE                      ALL CAP VALUE
                                                                             TRUST                           TRUST
                                                                 -----------------------------   -----------------------------
                                                                  SIX MONTHS                      SIX MONTHS
                                                                     ENDED           YEAR            ENDED           YEAR
                                                                   6/30/2004         ENDED         6/30/2004         ENDED
                                                                  (UNAUDITED)     12/31/2003      (UNAUDITED)     12/31/2003
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     $     766,388   $   1,751,830   $     748,870   $     910,435
Net realized gain (loss) on:
      Investment transactions                                       20,553,779     (19,847,634)     13,209,490        (927,654)
      Futures contracts                                                      -               -               -               -
Change in unrealized appreciation (depreciation) on:
      Investments                                                   (8,290,863)    101,874,284          (6,806)     52,170,119
      Futures contracts                                                      -               -               -               -
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations     13,029,304      83,778,480      13,951,554      52,152,900
Distribution to shareholders from:
      Net investment income
            Series I                                                (1,572,968)     (2,927,627)       (585,965)        (29,395)
            Series II                                                 (178,862)       (195,373)       (324,292)        (16,728)
            Series III                                                       -               -            (178)              -
                                                                 -------------   -------------   -------------   -------------
      Total distributions                                           (1,751,830)     (3,123,000)       (910,435)        (46,123)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                       31,734,020      25,816,402      33,423,892     133,074,931
            Reinvestment of distributions                            1,572,968       2,927,627         585,965          29,395
            Cost of shares redeemed                                (23,927,001)    (69,054,536)    (50,374,136)    (17,904,267)
                                                                 -------------   -------------   -------------   -------------
      Total Series I transactions                                    9,379,987     (40,310,507)    (16,364,279)    115,200,059

      Series II
            Net proceeds from sales of shares                       17,638,538      15,797,744      49,993,900      79,977,073
            Reinvestment of distributions                              178,862         195,373         324,292          16,728
            Cost of shares redeemed                                 (4,438,668)     (5,145,914)    (23,291,105)     (1,569,644)
                                                                 -------------   -------------   -------------   -------------
      Total Series II transactions                                  13,378,732      10,847,203      27,027,087      78,424,157

      Series III
            Net proceeds from sales of shares                                -               -          63,273           7,175
            Reinvestment of distributions                                    -               -             178               -
            Cost of shares redeemed                                          -               -         (26,449)         (3,045)
                                                                 -------------   -------------   -------------   -------------
      Total Series III transactions                                          -               -          37,002           4,130
Net increase (decrease) in net assets from capital
      share transactions                                            22,758,719     (29,463,304)     10,699,810     193,628,346
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                   34,036,193      51,192,176      23,740,929     245,735,123
Net assets at beginning of period                                  301,036,084     249,843,908     285,176,271      39,441,148
                                                                 -------------   -------------   -------------   -------------
Net assets at end of period                                      $ 335,072,277   $ 301,036,084   $ 308,917,200   $ 285,176,271
                                                                 =============   =============   =============   =============
Undistributed net investment income (loss)                       $     766,388   $   1,751,830   $     748,870   $     910,435
                                                                 =============   =============   =============   =============
**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                               1,806,842       1,795,594       2,599,219      12,734,562
           Reinvestment of distributions                                90,245         245,195          45,074           3,094
           Shares redeemed                                          (1,388,188)     (5,196,447)     (3,919,480)     (1,675,837)
                                                                 -------------   -------------   -------------   -------------
      Net increase (decrease)                                          508,899      (3,155,658)     (1,275,187)     11,061,819
                                                                 =============   =============   =============   =============

      Series II
           Shares sold                                               1,015,633       1,113,981       3,902,147       7,442,905
           Reinvestment of distributions                                10,286          16,377          25,023           1,762
           Shares redeemed                                            (261,294)       (363,164)     (1,818,751)       (149,253)
                                                                 -------------   -------------   -------------   -------------
      Net increase (decrease)                                          764,625         767,194       2,108,419       7,295,414
                                                                 =============   =============   =============   =============

      Series III
           Shares sold                                                       -               -           4,891             614
           Reinvestment of distributions                                     -               -              14               -
           Shares redeemed                                                   -               -          (2,049)           (261)
                                                                 -------------   -------------   -------------   -------------
      Net increase (decrease)                                                -               -           2,856             353
                                                                 =============   =============   =============   =============
                                                                         EQUITY INDEX
                                                                            TRUST
                                                                 ---------------------------
                                                                 SIX MONTHS
                                                                    ENDED          YEAR
                                                                  6/30/2004        ENDED
                                                                 (UNAUDITED)     12/31/2003
                                                                 ------------   ------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     $    502,981   $  1,026,275
Net realized gain (loss) on:
      Investment transactions                                          85,191       (354,253)
      Futures contracts                                                75,683        113,665
Change in unrealized appreciation (depreciation) on:
      Investments                                                   1,967,906     17,714,342
      Futures contracts                                               (53,230)       101,076
                                                                 ------------   ------------
Net increase (decrease) in net assets resulting from operations     2,578,531     18,601,105
Distribution to shareholders from:
      Net investment income
            Series I                                               (1,026,275)    (1,083,167)
            Series II                                                       -              -
            Series III                                                      -              -
                                                                 ------------   ------------
      Total distributions                                          (1,026,275)    (1,083,167)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                       5,948,454     14,323,771
            Reinvestment of distributions                           1,026,275      1,083,167
            Cost of shares redeemed                                (6,379,855)   (24,471,046)
                                                                 ------------   ------------
      Total Series I transactions                                     594,874     (9,064,108)

      Series II
            Net proceeds from sales of shares                               -              -
            Reinvestment of distributions                                   -              -
            Cost of shares redeemed                                         -              -
                                                                 ------------   ------------
      Total Series II transactions                                          -              -

      Series III
            Net proceeds from sales of shares                               -              -
            Reinvestment of distributions                                   -              -
            Cost of shares redeemed                                         -              -
                                                                 ------------   ------------
      Total Series III transactions                                         -              -
Net increase (decrease) in net assets from capital
      share transactions                                              594,874     (9,064,108)
                                                                 ------------   ------------
Increase (decrease) in net assets                                   2,147,130      8,453,830
Net assets at beginning of period                                  81,536,126     73,082,296
                                                                 ------------   ------------
Net assets at end of period                                      $ 83,683,256   $ 81,536,126
                                                                 ============   ============
Undistributed net investment income (loss)                       $    502,981   $  1,026,275
                                                                 ============   ============
**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                430,699      1,221,486
           Reinvestment of distributions                               74,965        101,897
           Shares redeemed                                           (468,298)    (2,116,634)
                                                                 ------------   ------------
      Net increase (decrease)                                          37,366       (793,251)
                                                                 ============   ============

      Series II
           Shares sold                                                      -              -
           Reinvestment of distributions                                    -              -
           Shares redeemed                                                  -              -
                                                                 ------------   ------------
      Net increase (decrease)                                               -              -
                                                                 ============   ============

      Series III
           Shares sold                                                      -              -
           Reinvestment of distributions                                    -              -
           Shares redeemed                                                  -              -
                                                                 ------------   ------------
      Net increase (decrease)                                               -              -
                                                                 ============   ============

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           FUNDAMENTAL
                                                                               VALUE                       GROWTH & INCOME
                                                                               TRUST                            TRUST
                                                                  -----------------------------   ---------------------------------
                                                                   SIX MONTHS                       SIX MONTHS
                                                                      ENDED            YEAR           ENDED              YEAR
                                                                    6/30/2004         ENDED          6/30/2004           ENDED
                                                                   (UNAUDITED)     12/31/2003       (UNAUDITED)       12/31/2003
                                                                  -------------   -------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      $   1,753,489   $   3,046,187   $     5,113,155   $    13,682,519
Net realized gain (loss) on:
      Investment transactions                                          (538,235)     (1,282,681)      115,459,638       (34,180,718)
      Foreign currency and forward foreign currency contracts            (5,796)        (62,076)                -                 -
Change in unrealized appreciation (depreciation) on:
      Investments                                                    23,710,511     115,859,410       (86,792,314)      379,920,334
      Foreign currency and forward foreign currency contracts            (1,315)            221                 -                 -
                                                                  -------------   -------------   ---------------   ---------------
Net increase (decrease) in net assets resulting from operations      24,918,654     117,561,061        33,780,479       359,422,135
Distribution to shareholders from:
      Net investment income
            Series I                                                 (1,902,337)       (849,707)      (12,657,630)      (14,469,838)
            Series II                                                (1,072,890)       (311,072)       (1,024,766)         (657,495)
            Series III                                                     (411)              -              (123)                -
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series II                                                         -               -                 -                 -
                                                                  -------------   -------------   ---------------   ---------------
      Total distributions                                            (2,975,638)     (1,160,779)      (13,682,519)      (15,127,333)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                        42,781,966      60,914,675         4,193,079        39,569,860
            Reinvestment of distributions                             1,902,337         849,707        12,657,630        14,469,838
            Cost of shares redeemed                                 (29,731,194)    (54,977,041)     (147,253,597)     (262,399,225)
                                                                  -------------   -------------   ---------------   ---------------
      Total Series I transactions                                    14,953,109       6,787,341      (130,402,888)     (208,359,527)

      Series II
            Net proceeds from sales of shares                        79,122,916     106,987,978        21,002,969        64,316,764
            Reinvestment of distributions                             1,072,890         311,072         1,024,766           657,495
            Cost of shares redeemed                                 (12,526,993)     (6,477,750)      (22,193,237)       (8,805,570)
                                                                  -------------   -------------   ---------------   ---------------
      Total Series II transactions                                   67,668,813     100,821,300          (165,502)       56,168,689

      Series III
            Net proceeds from sales of shares                            92,000           9,364            19,219             1,581
            Reinvestment of distributions                                   411               -               123                 -
            Cost of shares redeemed                                     (50,040)         (1,323)          (14,349)             (264)
                                                                  -------------   -------------   ---------------   ---------------
      Total Series III transactions                                      42,371           8,041             4,993             1,317
Net increase (decrease) in net assets from capital
      share transactions                                             82,664,293     107,616,682      (130,563,397)     (152,189,521)
                                                                  -------------   -------------   ---------------   ---------------
Increase (decrease) in net assets                                   104,607,309     224,016,964      (110,465,437)      192,105,281
Net assets at beginning of period                                   558,440,395     334,423,431     1,667,905,910     1,475,800,629
                                                                  -------------   -------------   ---------------   ---------------
Net assets at end of period                                       $ 663,047,704   $ 558,440,395   $ 1,557,440,473   $ 1,667,905,910
                                                                  =============   =============   ===============   ===============
Undistributed net investment income (loss)                        $   1,869,860   $   3,092,009   $     5,113,155   $    13,682,519
                                                                  =============   =============   ===============   ===============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                3,278,061       5,766,248           189,358         2,067,632
           Reinvestment of distributions                                144,664          87,689           580,625           843,230
           Shares redeemed                                           (2,278,542)     (5,312,351)       (6,750,189)      (14,166,067)
                                                                  -------------   -------------   ---------------   ---------------
      Net increase (decrease)                                         1,144,183         541,586        (5,980,206)      (11,255,205)
                                                                  =============   =============   ===============   ===============
      Series II
           Shares sold                                                6,074,682       9,981,256           958,837         3,440,910
           Reinvestment of distributions                                 81,838          32,136            47,159            38,383
           Shares redeemed                                             (963,026)       (624,668)       (1,030,919)         (465,524)
                                                                  -------------   -------------   ---------------   ---------------
      Net increase (decrease)                                         5,193,494       9,388,724           (24,923)        3,013,769
                                                                  =============   =============   ===============   ===============

      Series III
           Shares sold                                                    7,085             802               872                77
           Reinvestment of distributions                                     31               -                 6                 -
           Shares redeemed                                               (3,821)           (112)             (656)              (13)
                                                                  -------------   -------------   ---------------   ---------------
      Net increase (decrease)                                             3,295             690               222                64
                                                                  =============   =============   ===============   ===============
                                                                                                    GREAT COMPANIES -
                                                                                                         AMERICA
                                                                                                          TRUST
                                                                                                -------------------------
                                                                                                SIX MONTHS
                                                                                                   ENDED      08/04/2003*
                                                                                                 6/30/2004        TO
                                                                                                (UNAUDITED)   12/31/2003
                                                                                                -----------   -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                                                   ($     2,730)  ($      182)
Net realized gain (loss) on:
      Investment transactions                                                                        10,231         2,538
      Foreign currency and forward foreign currency contracts                                             -             -
Change in unrealized appreciation (depreciation) on:
      Investments                                                                                   (29,105)      268,774
      Foreign currency and forward foreign currency contracts                                             -             -
                                                                                                -----------   -----------
Net increase (decrease) in net assets resulting from operations                                     (21,604)      271,130
Distribution to shareholders from:
      Net investment income
            Series I                                                                                      -             -
            Series II                                                                                     -             -
            Series III                                                                                    -             -
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series II                                                                                  (555)       (1,801)
                                                                                                -----------   -----------
      Total distributions                                                                              (555)       (1,801)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                                                             -             -
            Reinvestment of distributions                                                                 -
            Cost of shares redeemed                                                                       -             -
                                                                                                -----------   -----------
      Total Series I transactions                                                                         -             -

      Series II
            Net proceeds from sales of shares                                                       641,772     2,525,628
            Reinvestment of distributions                                                               555         1,801
            Cost of shares redeemed                                                                (703,841)       (1,055)
                                                                                                -----------   -----------
      Total Series II transactions                                                                  (61,514)    2,526,374

      Series III
            Net proceeds from sales of shares                                                             -             -
            Reinvestment of distributions                                                                 -             -
            Cost of shares redeemed                                                                       -             -
                                                                                                -----------   -----------
      Total Series III transactions                                                                       -             -
Net increase (decrease) in net assets from capital
      share transactions                                                                            (61,514)    2,526,374
                                                                                                -----------   -----------
Increase (decrease) in net assets                                                                   (83,673)    2,795,703
Net assets at beginning of period                                                                 2,795,703             -
                                                                                                -----------   -----------
Net assets at end of period                                                                     $ 2,712,030   $ 2,795,703
                                                                                                ===========   ===========
Undistributed net investment income (loss)                                                     ($     2,730)            -
                                                                                                ===========   ===========

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                                                    -             -
           Reinvestment of distributions                                                                  -             -
           Shares redeemed                                                                                -             -
                                                                                                -----------   -----------
      Net increase (decrease)                                                                             -             -
                                                                                                ===========   ===========
      Series II
           Shares sold                                                                               45,597       199,592
           Reinvestment of distributions                                                                 40           129
           Shares redeemed                                                                          (50,591)          (78)
                                                                                                -----------   -----------
      Net increase (decrease)                                                                        (4,954)      199,643
                                                                                                ===========   ===========

      Series III
           Shares sold                                                                                    -             -
           Reinvestment of distributions                                                                  -             -
           Shares redeemed                                                                                -             -
                                                                                                -----------   -----------
      Net increase (decrease)                                                                             -             -
                                                                                                ===========   ===========

* Commencement of operations

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    QUANTITATIVE
                                                                        VALUE                  EQUITY-INCOME
                                                                        TRUST                      TRUST
                                                                   ---------------   ---------------------------------
                                                                      5/3/2004*        SIX MONTHS
                                                                         TO               ENDED             YEAR
                                                                      6/30/2004         6/30/2004           ENDED
                                                                    (UNAUDITED)        (UNAUDITED)       12/31/2003
                                                                   ---------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                       $       230,741   $    10,611,955   $    21,708,104
Net realized gain (loss) on:
      Investment transactions                                              892,266        28,393,720        19,636,616
      Foreign currency and forward foreign currency contracts                    -           (24,499)          (24,446)
Change in unrealized appreciation (depreciation) on:
      Investments                                                        6,712,273        31,641,358       268,362,773
      Foreign currency and forward foreign currency contracts                    -               505                 -
                                                                   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting from operations          7,835,280        70,623,039       309,683,047
Distribution to shareholders from:
      Net investment income
            Series I                                                             -       (16,875,866)      (15,766,776)
            Series II                                                            -        (4,806,001)       (2,094,524)
            Series III                                                           -            (1,791)                -
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                             -        (6,190,380)       (1,618,823)
            Series II                                                            -        (1,823,972)         (202,136)
            Series III                                                           -              (602)                -
      Net realized long term gains on investments, futures, and
            foreign currency transactions
            Series I                                                             -        (9,290,492)      (20,680,441)
            Series II                                                            -        (2,737,409)       (2,582,285)
            Series III                                                           -              (903)                -
                                                                   ---------------   ---------------   ---------------
      Total distributions                                                        -       (41,727,416)      (42,944,985)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                          151,244,394        43,105,204       145,018,059
            Reinvestment of distributions                                        -        32,356,738        38,066,040
            Cost of shares redeemed                                     (1,737,860)     (117,698,098)     (141,449,920)
            Proceeds from shares issued in connection with
               reorganization (Note 1)                                           -                 -                 -
                                                                   ---------------   ---------------   ---------------
      Total Series I transactions                                      149,506,534       (42,236,156)       41,634,179

      Series II
            Net proceeds from sales of shares                           23,690,360       116,793,809       177,064,319
            Reinvestment of distributions                                        -         9,367,382         4,878,945
            Cost of shares redeemed                                        (51,751)      (37,240,307)       (1,434,889)
            Proceeds from shares issued in connection with
               reorganization (Note 1)                                           -                 -                 -
                                                                   ---------------   ---------------   ---------------
      Total Series II transactions                                      23,638,609        88,920,884       180,508,375

      Series III
            Net proceeds from sales of shares                                5,888           260,939             9,060
            Reinvestment of distributions                                        -             3,296                 -
            Cost of shares redeemed                                         (1,044)          (82,933)           (1,693)
                                                                   ---------------   ---------------   ---------------
      Total Series III transactions                                          4,844           181,302             7,367
Net increase (decrease) in net assets from capital
      share transactions                                               173,149,987        46,866,030       222,149,921
                                                                   ---------------   ---------------   ---------------
Increase (decrease) in net assets                                      180,985,267        75,761,653       488,887,983
Net assets at beginning of period                                                -     1,591,378,722     1,102,490,739
                                                                   ---------------   ---------------   ---------------
Net assets at end of period                                        $   180,985,267   $ 1,667,140,375   $ 1,591,378,722
                                                                   ===============   ===============   ===============
Undistributed net investment income (loss)                         $       230,741   $    10,611,955   $    21,683,658
                                                                   ===============   ===============   ===============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                  12,305,280         2,788,850        11,124,624
           Reinvestment of distributions                                         -         2,135,758         3,236,908
           Shares redeemed                                                (137,836)       (7,691,432)      (10,874,783)
           Shares issued in connection with reorganization
              (Note 1)                                                           -                 -                 -
                                                                   ---------------   ---------------   ---------------
      Net increase (decrease)                                           12,167,444        (2,766,824)        3,486,749
                                                                   ===============   ===============   ===============

      Series II
           Shares sold                                                   1,894,061         7,631,486        13,484,561
           Reinvestment of distributions                                         -           620,356           415,584
           Shares redeemed                                                  (4,094)       (2,465,623)         (101,767)
           Shares issued in connection with reorganization
              (Note 1)                                                           -                 -                 -
                                                                   ---------------   ---------------   ---------------
      Net increase (decrease)                                            1,889,967         5,786,219        13,798,378
                                                                   ===============   ===============   ===============

      Series III

           Shares sold                                                         471            17,134               648
           Reinvestment of distributions                                         -               218                 -
           Shares redeemed                                                     (84)           (5,395)             (119)
                                                                   ---------------   ---------------   ---------------
      Net increase (decrease)                                                  387            11,957               529
                                                                   ===============   ===============   ===============
                                                                                                           INCOME & VALUE
                                                                                                              TRUST
                                                                                                ---------------------------------
                                                                                                   SIX MONTHS
                                                                                                     ENDED             YEAR
                                                                                                   6/30/2004           ENDED
                                                                                                  (UNAUDITED)       12/31/2003
                                                                                                ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                                                    $     4,468,300   $     7,532,511
Net realized gain (loss) on:
      Investment transactions                                                                        15,758,559       (27,342,026)
      Foreign currency and forward foreign currency contracts                                          (131,319)              567
Change in unrealized appreciation (depreciation) on:
      Investments                                                                                    (6,150,704)      145,168,697
      Foreign currency and forward foreign currency contracts                                            (7,144)             (224)
                                                                                                ---------------   ---------------
Net increase (decrease) in net assets resulting from operations                                      13,937,692       125,359,525
Distribution to shareholders from:
      Net investment income
            Series I                                                                                 (7,052,599)       (9,409,101)
            Series II                                                                                (1,204,339)         (783,920)
            Series III                                                                                        -                 -
      Net realized short term gains on investments, futures, and foreign currency transactions
            Series I                                                                                          -                 -
            Series II                                                                                         -                 -
            Series III                                                                                        -                 -
      Net realized long term gains on investments, futures, and foreign currency transactions
            Series I                                                                                          -                 -
            Series II                                                                                         -                 -
            Series III                                                                                        -                 -
                                                                                                ---------------   ---------------
      Total distributions                                                                            (8,256,938)      (10,193,021)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                                                        24,748,903        37,066,702
            Reinvestment of distributions                                                             7,052,599         9,409,101
            Cost of shares redeemed                                                                 (54,956,316)      (76,578,349)
            Proceeds from shares issued in connection with
               reorganization (Note 1)                                                              121,750,552                 -
                                                                                                ---------------   ---------------
      Total Series I transactions                                                                    98,595,738       (30,102,546)

      Series II
            Net proceeds from sales of shares                                                        16,870,292        48,292,303
            Reinvestment of distributions                                                             1,204,339           783,920
            Cost of shares redeemed                                                                  (3,689,527)       (2,777,870)
            Proceeds from shares issued in connection with
                reorganization (Note 1)                                                              20,607,207                 -
                                                                                                ---------------   ---------------
      Total Series II transactions                                                                   34,992,311        46,298,353

      Series III
            Net proceeds from sales of shares                                                                 -                 -
            Reinvestment of distributions                                                                     -                 -
            Cost of shares redeemed                                                                           -                 -
                                                                                                ---------------   ---------------
      Total Series III transactions                                                                           -                 -
Net increase (decrease) in net assets from capital
      share transactions                                                                            133,588,049        16,195,807
                                                                                                ---------------   ---------------
Increase (decrease) in net assets                                                                   139,268,803       131,362,311
Net assets at beginning of period                                                                   602,725,173       471,362,862
                                                                                                ---------------   ---------------
Net assets at end of period                                                                     $   741,993,976   $   602,725,173
                                                                                                ===============   ===============
Undistributed net investment income (loss)                                                      $     4,424,073   $     8,212,711
                                                                                                ===============   ===============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                                               14,324,627         4,087,334
           Reinvestment of distributions                                                                672,958         1,126,838
           Shares redeemed                                                                           (5,272,021)       (8,432,514)
           Shares issued in connection with reorganization (Note 1)                                  11,948,042                 -
                                                                                                ---------------   ---------------
      Net increase (decrease)                                                                        21,673,606        (3,218,342)
                                                                                                ===============   ===============

      Series II
           Shares sold                                                                                3,643,647         5,313,015
           Reinvestment of distributions                                                                115,469            94,108
           Shares redeemed                                                                             (358,700)         (306,126)
           Shares issued in connection with reorganization (Note 1)                                   2,030,267                 -
                                                                                                ---------------   ---------------
      Net increase (decrease)                                                                         5,430,683         5,100,997
                                                                                                ===============   ===============

      Series III
           Shares sold                                                                                        -                 -
           Reinvestment of distributions                                                                      -
           Shares redeemed                                                                                    -                 -
                                                                                                ---------------   ---------------
      Net increase (decrease)                                                                                 -                 -
                                                                                                ===============   ===============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                      GLOBAL
                                                                    ALLOCATION                          HIGH YIELD
                                                                      TRUST                                TRUST
                                                         -------------------------------     -------------------------------
                                                            SIX MONTHS                          SIX MONTHS
                                                              ENDED             YEAR              ENDED             YEAR
                                                            6/30/2004           ENDED           6/30/2004           ENDED
                                                           (UNAUDITED)       12/31/2003        (UNAUDITED)       12/31/2003
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                             $       755,998   $       463,258   $    37,085,960   $    48,433,004
Net realized gain (loss) on:
      Investment transactions                                  2,387,222       (14,658,888)        7,259,968       (17,561,268)
      Futures contracts                                                -                 -                 -        (2,013,218)
      Foreign currency and forward foreign
         currency contracts                                     (193,081)          192,691             2,714           815,221
Change in unrealized appreciation (depreciation) on:
      Investments                                               (990,944)       30,077,301       (42,602,544)       99,672,955
      Futures contracts                                                -                 -                 -         1,928,746
      Foreign currency and forward foreign
         currency contracts                                       63,245           (17,366)          (10,505)          935,429
                                                         ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
      from operations                                          2,022,440        16,056,996         1,735,593       132,210,869
Distribution to shareholders from:
      Net investment income
            Series I                                            (681,605)         (270,017)      (32,755,605)      (22,291,639)
            Series II                                           (244,688)          (42,584)      (18,837,008)       (5,381,143)
            Series III                                                 -                 -            (5,054)                -
                                                         ---------------   ---------------   ---------------   ---------------
      Total distributions                                       (926,293)         (312,601)      (51,597,667)      (27,672,782)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                 35,213,220         8,194,687       131,497,075       295,400,812
            Reinvestment of distributions                        681,605           270,017        32,755,605        22,291,639
            Cost of shares redeemed                           (5,816,043)      (14,681,290)     (112,876,989)     (110,605,379)
                                                         ---------------   ---------------   ---------------   ---------------
      Total Series I transactions                             30,078,782        (6,216,586)       51,375,691       207,087,072

      Series II
            Net proceeds from sales of shares                 35,638,598        13,176,205       178,907,542       242,018,086
            Reinvestment of distributions                        244,688            42,584        18,837,008         5,381,143
            Cost of shares redeemed                             (664,499)       (2,555,668)      (31,357,430)      (28,648,456)
                                                         ---------------   ---------------   ---------------   ---------------
      Total Series II transactions                            35,218,787        10,663,121       166,387,120       218,750,773

      Series III
            Net proceeds from sales of shares                      9,133                 -           287,298            17,500
            Reinvestment of distributions                              -                 -             5,054                 -
            Cost of shares redeemed                                 (333)                -           (67,411)           (1,977)
                                                         ---------------   ---------------   ---------------   ---------------
      Total Series III transactions                                8,800                 -           224,941            15,523
Net increase (decrease) in net assets from capital
      share transactions                                      65,306,369         4,446,535       217,987,752       425,853,368
                                                         ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets                             66,402,516        20,190,930       168,125,678       530,391,455
Net assets at beginning of period                             82,962,732        62,771,802       917,157,975       386,766,520
                                                         ---------------   ---------------   ---------------   ---------------
Net assets at end of period                              $   149,365,248   $    82,962,732   $ 1,085,283,653   $   917,157,975
                                                         ===============   ===============   ===============   ===============

Undistributed net investment income (loss)               $       794,898   $       965,193   $    37,085,960   $    51,597,667
                                                         ===============   ===============   ===============   ===============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                         3,645,438           942,817        13,334,151        32,478,361
           Reinvestment of distributions                          69,837            35,159         3,415,600         2,583,040
           Shares redeemed                                      (594,767)       (1,808,141)      (11,697,837)      (12,217,459)
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                                  3,120,508          (830,165)        5,051,914        22,843,942
                                                         ===============   ===============   ===============   ===============

      Series II
           Shares sold                                         3,698,024         1,538,601        18,374,638        26,500,352
           Reinvestment of distributions                          25,148             5,552         1,970,398           624,263
           Shares redeemed                                       (68,730)         (295,327)       (3,286,989)       (3,180,167)
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                                  3,654,442         1,248,826        17,058,047        23,944,448
                                                         ===============   ===============   ===============   ===============

      Series III
           Shares sold                                               948                 -            29,387             1,860
           Reinvestment of distributions                               -                 -               527                 -
           Shares redeemed                                           (35)                -            (6,822)             (206)
                                                         ---------------   ---------------   ---------------   ---------------
      Net increase (decrease)                                        913                 -            23,092             1,654
                                                         ===============   ===============   ===============   ===============

                                                                          STRATEGIC BOND
                                                                               TRUST
                                                                 ---------------   ---------------
                                                                    SIX MONTHS
                                                                      ENDED             YEAR
                                                                    6/30/2004          ENDED
                                                                   (UNAUDITED)       12/31/2003
                                                                 ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     $    12,688,641   $    25,644,161
Net realized gain (loss) on:
      Investment transactions                                          7,554,122        17,585,205
      Futures contracts                                                 (405,856)       (1,208,707)
      Foreign currency and forward foreign currency contracts          2,094,692           347,304
Change in unrealized appreciation (depreciation) on:
      Investments                                                    (23,398,062)       23,582,492
      Futures contracts                                                  103,440          (575,940)
      Foreign currency and forward foreign currency contracts            198,748        (1,799,008)
                                                                 ---------------   ---------------
Net increase (decrease) in net assets resulting from operations       (1,164,275)       63,575,507
Distribution to shareholders from:
      Net investment income
            Series I                                                 (17,911,361)      (20,684,537)
            Series II                                                 (7,448,422)       (3,333,745)
            Series III                                                    (3,926)                -
                                                                 ---------------   ---------------
      Total distributions                                            (25,363,709)      (24,018,282)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                         73,783,221       100,115,332
            Reinvestment of distributions                             17,911,361        20,684,537
            Cost of shares redeemed                                  (43,944,743)     (103,941,121)
                                                                 ---------------   ---------------
      Total Series I transactions                                     47,749,839        16,858,748

      Series II
            Net proceeds from sales of shares                        110,319,043       107,256,056
            Reinvestment of distributions                              7,448,422         3,333,745
            Cost of shares redeemed                                   (6,906,889)       (9,105,505)
                                                                 ---------------   ---------------
      Total Series II transactions                                   110,860,576       101,484,296

      Series III
            Net proceeds from sales of shares                            168,865            15,017
            Reinvestment of distributions                                  3,926                 -
            Cost of shares redeemed                                      (50,059)           (2,687)
                                                                 ---------------   ---------------
      Total Series III transactions                                      122,732            12,330
Net increase (decrease) in net assets from capital
      share transactions                                             158,733,147       118,355,374
                                                                 ---------------   ---------------
Increase (decrease) in net assets                                    132,205,163       157,912,599
Net assets at beginning of period                                    607,422,425       449,509,826
                                                                 ---------------   ---------------
Net assets at end of period                                      $   739,627,588   $   607,422,425
                                                                 ===============   ===============

Undistributed net investment income (loss)                       $    14,381,814   $    27,056,882
                                                                 ===============   ===============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                 6,354,740         8,904,646
           Reinvestment of distributions                               1,573,933         1,906,409
           Shares redeemed                                            (3,825,821)       (9,279,701)
                                                                 ---------------   ---------------
      Net increase (decrease)                                          4,102,852         1,531,354
                                                                 ===============   ===============

      Series II
           Shares sold                                                 9,610,466         9,535,817
           Reinvestment of distributions                                 656,827           307,825
           Shares redeemed                                              (606,930)         (815,101)
                                                                 ---------------   ---------------
      Net increase (decrease)                                          9,660,363         9,028,541
                                                                 ===============   ===============

      Series III
           Shares sold                                                    14,452             1,322
           Reinvestment of distributions                                     345                 -
           Shares redeemed                                                (4,268)             (233)
                                                                 ---------------   ---------------
      Net increase (decrease)                                             10,529             1,089
                                                                 ===============   ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    STRATEGIC
                                                                     INCOME                   GLOBAL BOND
                                                                      TRUST                      TRUST
                                                                 ---------------   ---------------------------------
                                                                    5/3/2004*         SIX MONTHS
                                                                       TO                ENDED           YEAR
                                                                    6/30/2004          6/30/2004         ENDED
                                                                   (UNAUDITED)        (UNAUDITED)     12/31/2003
                                                                 ---------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     $        24,313   $     5,993,544   $     7,480,496
Net realized gain (loss) on:
      Investment transactions                                             (1,817)        1,927,470         7,024,867
      Futures contracts                                                        -           596,539           990,848
      Written options contracts                                                -           644,979        (3,466,444)
      Interest rate swaps                                                      -        (2,325,704)       (3,451,946)
      Foreign currency and forward foreign currency contracts             (2,457)       (4,721,856)       16,559,135
Change in unrealized appreciation (depreciation) on:
      Investments                                                         (3,199)      (17,728,482)        6,357,033
      Futures contracts                                                  (12,459)         (157,476)          357,486
      Written options contracts                                                -           500,013           (31,451)
      Interest rate swaps                                                      -         4,842,676         1,670,959
      Foreign currency and forward foreign currency contracts            (18,942)         (318,636)         (183,127)
                                                                 ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting from operations          (14,561)      (10,746,933)       33,307,856
Distribution to shareholders from:
      Net investment income
            Series I                                                           -       (14,948,282)       (7,171,043)
            Series II                                                          -        (7,902,445)       (1,514,959)
            Series III                                                         -            (2,656)                -
Assets merged in                                                               -                 -                 -
                                                                 ---------------   ---------------   ---------------
      Total distributions                                                      -       (22,853,383)       (8,686,002)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                          5,015,949       235,715,351        52,137,298
            Reinvestment of distributions                                      -        14,948,282         7,171,043
            Cost of shares redeemed                                          (50)      (39,809,206)      (65,592,668)
                                                                 ---------------   ---------------   ---------------
      Total Series I transactions                                      5,015,899       210,854,427        (6,284,327)

      Series II
            Net proceeds from sales of shares                          5,533,370       192,681,503        60,147,599
            Reinvestment of distributions                                      -         7,902,445         1,514,959
            Cost of shares redeemed                                          (47)       (6,083,247)      (23,982,285)
                                                                 ---------------   ---------------   ---------------
      Total Series II transactions                                     5,533,323       194,500,701        37,680,273

      Series III
            Net proceeds from sales of shares                                  -           171,753             7,867
            Reinvestment of distributions                                      -             2,656                 -
            Cost of shares redeemed                                            -           (33,832)           (3,414)
                                                                 ---------------   ---------------   ---------------
      Total Series III transactions                                            -           140,577             4,453
Net increase (decrease) in net assets from capital
      share transactions                                              10,549,222       405,495,705        31,400,399
                                                                 ---------------   ---------------   ---------------
Increase (decrease) in net assets                                     10,534,661       371,895,389        56,022,253
Net assets at beginning of period                                              -       259,570,239       203,547,986
                                                                 ---------------   ---------------   ---------------
Net assets at end of period                                      $    10,534,661   $   631,465,628   $   259,570,239
                                                                 ===============   ===============   ===============

Undistributed net investment income (loss)                       $        24,313   $     4,668,086   $    21,527,925
                                                                 ===============   ===============   ===============

****  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                   401,299        15,286,926         3,646,318
           Reinvestment of distributions                                       -         1,022,454           528,838
           Shares redeemed                                                    (4)       (2,664,913)       (4,632,311)
                                                                 ---------------   ---------------   ---------------
      Net increase (decrease)                                            401,295        13,644,467          (457,155)
                                                                 ===============   ===============   ===============

      Series II
           Shares sold                                                   442,900        12,682,672         4,220,985
           Reinvestment of distributions                                       -           542,378           111,888
           Shares redeemed                                                    (4)         (406,262)       (1,705,998)
                                                                 ---------------   ---------------   ---------------
      Net increase (decrease)                                            442,896        12,818,788         2,626,875
                                                                 ===============   ===============   ===============

      Series III
           Shares sold                                                         -            11,542               562
           Reinvestment of distributions                                       -               182                 -
           Shares redeemed                                                     -            (2,231)             (245)
                                                                 ---------------   ---------------   ---------------
      Net increase (decrease)                                                  -             9,493               317
                                                                 ===============   ===============   ===============
                                                                            DIVERSIFIED
                                                                               BOND
                                                                               TRUST
                                                                 ---------------------------------
                                                                  SIX MONTHS
                                                                    ENDED                  YEAR
                                                                  6/30/2004               ENDED
                                                                 (UNAUDITED)            12/31/2003
                                                                 ---------------   ---------------
Increase (decrease) in net assets:
Operations:

Net investment income (loss)                                     $     6,903,221   $    13,411,235
Net realized gain (loss) on:
      Investment transactions                                          2,970,324         7,325,966
      Futures contracts                                                        -                 -
      Written options contracts                                                -                 -
      Interest rate swaps                                                      -                 -
      Foreign currency and forward foreign currency contracts           (272,824)               85
Change in unrealized appreciation (depreciation) on:
      Investments                                                    (11,645,071)       (4,274,207)
      Futures contracts                                                        -                 -
      Written options contracts                                                -                 -
      Interest rate swaps                                                      -                 -
      Foreign currency and forward foreign currency contracts            (16,044)              (34)
                                                                 ---------------   ---------------
Net increase (decrease) in net assets resulting from operations       (2,060,394)       16,463,045
Distribution to shareholders from:
      Net investment income
            Series I                                                 (11,919,128)      (15,843,789)
            Series II                                                 (3,564,552)       (1,946,918)
            Series III                                                      (448)                -
Assets merged in                                                                                 -
                                                                 ---------------   ---------------
      Total distributions                                            (15,484,128)      (17,790,707)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                          3,420,985        29,454,695
            Reinvestment of distributions                             11,919,128        15,843,789
            Cost of shares redeemed                                  (33,386,475)      (77,835,031)
                                                                 ---------------   ---------------
      Total Series I transactions                                    (18,046,362)      (32,536,547)

      Series II
            Net proceeds from sales of shares                         75,018,412        45,176,651
            Reinvestment of distributions                              3,564,552         1,946,918
            Cost of shares redeemed                                     (487,319)      (14,362,278)
                                                                 ---------------   ---------------
      Total Series II transactions                                    78,095,645        32,761,291

      Series III
            Net proceeds from sales of shares                              6,281             5,154
            Reinvestment of distributions                                    448                 -
            Cost of shares redeemed                                       (2,886)             (191)
                                                                 ---------------   ---------------
      Total Series III transactions                                        3,843             4,963
Net increase (decrease) in net assets from capital
      share transactions                                              60,053,126           229,707
                                                                 ---------------   ---------------
Increase (decrease) in net assets                                     42,508,604        (1,097,955)
Net assets at beginning of period                                    353,955,122       355,053,077
                                                                 ---------------   ---------------
Net assets at end of period                                      $   396,463,726   $   353,955,122
                                                                 ===============   ===============

Undistributed net investment income (loss)                       $     6,829,191   $    15,410,098
                                                                 ===============   ===============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                   315,190         2,727,030
           Reinvestment of distributions                               1,140,587         1,501,781
           Shares redeemed                                            (3,125,588)       (7,263,604)
                                                                 ---------------   ---------------
      Net increase (decrease)                                         (1,669,811)       (3,034,793)
                                                                 ===============   ===============

      Series II
           Shares sold                                                 7,133,921         4,185,268
           Reinvestment of distributions                                 342,088           184,717
           Shares redeemed                                               (44,552)       (1,346,333)
                                                                 ---------------   ---------------
      Net increase (decrease)                                          7,431,457         3,023,652
                                                                 ===============   ===============

      Series III
           Shares sold                                                       579               486
           Reinvestment of distributions                                      43                 -
           Shares redeemed                                                  (276)              (18)
                                                                 ---------------   ---------------
      Net increase (decrease)                                                346               468
                                                                 ===============   ===============

* Commencement of operations

    The accompanying note are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                 INVESTMENT                             TOTAL
                                                                QUALITY BOND                           RETURN
                                                                    TRUST                               TRUST
                                                      ---------------------------------   ---------------------------------
                                                        SIX MONTHS                          SIX MONTHS
                                                           ENDED             YEAR              ENDED             YEAR
                                                         6/30/2004           ENDED           6/30/2004           ENDED
                                                        (UNAUDITED)       12/31/2003        (UNAUDITED)       12/31/2003
                                                      ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                          $    11,034,685   $    25,378,390   $    10,064,313   $    34,772,715
Net realized gain (loss) on:
       Investment transactions                              2,006,580         3,782,936         8,762,634        11,670,168
       Futures contracts                                      400,476            74,259         8,589,806         7,584,806
       Written options contracts                                    -                 -         2,261,751         5,297,083
       Interest rate swaps                                          -                 -          (224,627)       (4,943,544)
       Foreign currency and forward foreign
       currency contracts                                           -                 -          (978,519)        1,403,557
Change in unrealized appreciation (depreciation) on:
       Investments                                        (13,057,232)        7,203,944       (15,652,216)        8,086,649
       Futures contracts                                     (327,612)         (192,504)       (4,665,915)       (2,247,572)
       Written options contracts                                    -                 -           402,546         1,893,091
       Interest rate swaps                                          -                 -        (2,371,915)        2,405,668
       Foreign currency and forward foreign
       currency contracts                                           -                 -           273,722         2,576,055
                                                      ---------------   ---------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
from operations                                                56,897        36,247,025         6,461,580        68,498,676
Distribution to shareholders from:
       Net investment income
             Series I                                     (22,980,260)      (23,937,154)      (31,427,516)      (30,281,914)
             Series II                                     (5,356,971)       (3,105,944)      (15,697,568)       (8,910,318)
             Series III                                        (2,548)                -           (18,597)                -
       foreign currency transactions
             Series I                                               -                 -        (7,584,160)      (27,972,904)
             Series II                                              -                 -        (3,898,533)       (8,034,413)
             Series III                                             -                 -            (4,347)                -
       foreign currency transactions
             Series I                                               -                 -        (2,274,980)      (11,213,151)
             Series II                                              -                 -        (1,169,422)       (3,220,655)
             Series III                                             -                 -            (1,304)                -
                                                      ---------------   ---------------   ---------------   ---------------
       Total distributions                                (28,339,779)      (27,043,098)      (62,076,427)      (89,633,355)
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares             10,543,772        40,001,427        80,736,609       175,860,397
             Reinvestment of distributions                 22,980,260        23,937,154        41,286,656        69,467,969
             Cost of shares redeemed                      (41,195,287)     (141,925,502)     (269,977,229)     (264,856,612)
                                                      ---------------   ---------------   ---------------   ---------------
       Total Series I transactions                         (7,671,255)      (77,986,921)     (147,953,964)      (19,528,246)

       Series II
             Net proceeds from sales of shares             13,611,981        55,306,890       121,211,175       305,370,730
             Reinvestment of distributions                  5,356,971         3,105,944        20,765,523        20,165,386
             Cost of shares redeemed                       (4,139,958)      (12,866,654)     (120,173,480)      (48,545,666)
                                                      ---------------   ---------------   ---------------   ---------------
       Total Series II transactions                        14,828,994        45,546,180        21,803,218       276,990,450

       Series III
             Net proceeds from sales of shares                 30,549            26,661           552,012           333,850
             Reinvestment of distributions                      2,548                 -            24,248                 -
             Cost of shares redeemed                          (10,893)           (5,210)         (300,158)           (2,420)
                                                      ---------------   ---------------   ---------------   ---------------
       Total Series III transactions                           22,204            21,451           276,102           331,430
Net increase (decrease) in net assets from capital
       share transactions                                   7,179,943       (32,419,290)     (125,874,644)      257,793,634
                                                      ---------------   ---------------   ---------------   ---------------
Increase (decrease) in net assets                         (21,102,939)      (23,215,363)     (181,489,491)      236,658,955
Net assets at beginning of period                         484,139,702       507,355,065     1,527,641,421     1,290,982,466
                                                      ---------------   ---------------   ---------------   ---------------
Net assets at end of period                           $   463,036,763   $   484,139,702   $ 1,346,151,930   $ 1,527,641,421
                                                      ===============   ===============   ===============   ===============

Undistributed net investment income (loss)            $    11,061,873   $    28,366,967   $     8,736,642   $    45,816,010
                                                      ===============   ===============   ===============   ===============

**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                       830,046         3,224,145         5,911,648        12,334,728
            Reinvestment of distributions                   1,923,034         1,999,762         3,029,102         5,037,561
            Shares redeemed                                (3,355,917)      (11,549,592)      (18,939,892)      (18,793,530)
                                                      ---------------   ---------------   ---------------   ---------------
       Net increase (decrease)                               (602,837)       (6,325,685)       (9,999,142)       (1,421,241)
                                                      ===============   ===============   ===============   ===============

       Series II
            Shares sold                                     1,096,848         4,472,535         8,813,119        21,534,658
            Reinvestment of distributions                     449,410           259,694         1,528,000         1,464,443
            Shares redeemed                                  (339,164)       (1,050,141)       (8,420,158)       (3,477,161)
                                                      ---------------   ---------------   ---------------   ---------------
       Net increase (decrease)                              1,207,094         3,682,088         1,920,961        19,521,940
                                                      ===============   ===============   ===============   ===============
       Series III
            Shares sold                                         2,427             2,175            39,886            23,888
            Reinvestment of distributions                         214                 -             1,782                 -
            Shares redeemed                                      (887)             (426)          (21,917)             (173)
                                                      ---------------   ---------------   ---------------   ---------------
       Net increase (decrease)                                  1,754             1,749            19,751            23,715
                                                      ===============   ===============   ===============   ===============
                                                                                                            REAL RETURN
                                                                                                               BOND
                                                                                                               TRUST
                                                                                                 ---------------   ---------------
                                                                                                    SIX MONTHS
                                                                                                      ENDED          05/05/2003*
                                                                                                    6/30/2004            TO
                                                                                                   (UNAUDITED)       12/31/2003
                                                                                                 ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                                                     $       255,781   $     1,143,661
Net realized gain (loss) on:
       Investment transactions                                                                         5,728,706         5,137,877
       Futures contracts                                                                                  18,543                10
       Written options contracts                                                                         (16,406)          (16,406)
       Interest rate swaps                                                                            (1,212,710)          (27,915)
       Foreign currency and forward foreign currency contracts                                           (30,079)          (25,840)
Change in unrealized appreciation (depreciation) on:
       Investments                                                                                       261,898         3,458,488
       Futures contracts                                                                                   7,225            (1,100)
       Written options contracts                                                                         399,957           112,919
       Interest rate swaps                                                                             1,692,484            28,971
       Foreign currency and forward foreign currency contracts                                            71,822           (44,151)
                                                                                                 ---------------   ---------------
Net increase (decrease) in net assets resulting from operations                                        7,177,221         9,766,514
Distribution to shareholders from:
       Net investment income
             Series I                                                                                   (720,839)                -
             Series II                                                                                  (826,511)                -
             Series III                                                                                     (450)                -
       foreign currency transactions
             Series I                                                                                 (2,531,727)                -
             Series II                                                                                (3,109,816)                -
             Series III                                                                                   (1,390)                -
       foreign currency transactions
             Series I                                                                                          -                 -
             Series II                                                                                         -                 -
             Series III                                                                                        -                 -
                                                                                                 ---------------   ---------------
       Total distributions                                                                            (7,190,733)                -
Capital Shares Transactions ****:
       Series I
             Net proceeds from sales of shares                                                        47,673,342       152,354,902
             Reinvestment of distributions                                                             3,252,566                 -
             Cost of shares redeemed                                                                 (26,641,406)      (20,648,559)
                                                                                                 ---------------   ---------------
       Total Series I transactions                                                                    24,284,502       131,706,343

       Series II
             Net proceeds from sales of shares                                                        98,961,526       141,395,281
             Reinvestment of distributions                                                             3,936,327                 -
             Cost of shares redeemed                                                                  (4,968,720)       (3,182,422)
                                                                                                 ---------------   ---------------
       Total Series II transactions                                                                   97,929,133       138,212,859

       Series III
             Net proceeds from sales of shares                                                           113,859             8,917
             Reinvestment of distributions                                                                 1,840                 -
             Cost of shares redeemed                                                                     (40,854)           (1,040)
                                                                                                 ---------------   ---------------
       Total Series III transactions                                                                      74,845             7,877
Net increase (decrease) in net assets from capital
       share transactions                                                                            122,288,480       269,927,079
                                                                                                 ---------------   ---------------
Increase (decrease) in net assets                                                                    122,274,968       279,693,593
Net assets at beginning of period                                                                    279,693,593                 -
                                                                                                 ---------------   ---------------
Net assets at end of period                                                                      $   401,968,561   $   279,693,593
                                                                                                 ===============   ===============

Undistributed net investment income (loss)                                                       $       297,602   $     1,589,621
                                                                                                 ===============   ===============

**** Capital Shares Issued and Redeemed:
       Series I
            Shares sold                                                                                3,575,342        12,092,376
            Reinvestment of distributions                                                                247,155                 -
            Shares redeemed                                                                           (2,000,472)       (1,613,029)
                                                                                                 ---------------   ---------------
       Net increase (decrease)                                                                         1,822,025        10,479,347
                                                                                                 ===============   ===============
       Series II
            Shares sold                                                                                7,458,037        11,109,289
            Reinvestment of distributions                                                                299,796                 -
            Shares redeemed                                                                             (372,708)         (247,572)
                                                                                                 ---------------   ---------------
       Net increase (decrease)                                                                         7,385,125        10,861,717
                                                                                                 ===============   ===============

       Series III
            Shares sold                                                                                    8,613               699
            Reinvestment of distributions                                                                    140                 -
            Shares redeemed                                                                               (3,072)              (80)
                                                                                                 ---------------   ---------------
       Net increase (decrease)                                                                             5,681               619
                                                                                                 ===============   ===============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                            U.S. GOVERNMENT                         MONEY
                                                               SECURITIES                           MARKET
                                                                 TRUST                              TRUST
                                                      -----------------------------   ---------------------------------
                                                       SIX MONTHS                       SIX MONTHS
                                                          ENDED           YEAR             ENDED             YEAR
                                                        6/30/2004         ENDED          6/30/2004           ENDED
                                                       (UNAUDITED)     12/31/2003       (UNAUDITED)       12/31/2003
                                                      -------------   -------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                          $   5,173,268   $  12,101,434   $     3,634,837   $     8,358,942
Net realized gain (loss) on:
      Investment transactions                             4,401,687      18,335,985                 -                 -
      Futures contracts                                  (3,209,933)        (69,845)                -                 -
Change in unrealized appreciation (depreciation) on:
      Investments                                        (6,354,392)    (16,915,926)                -                 -
      Futures contracts                                     268,916        (369,128)                -                 -
                                                      -------------   -------------   ---------------   ---------------
Net increase (decrease) in net assets resulting
      from operations                                       279,546      13,082,520         3,634,837         8,358,942
Distribution to shareholders from:
      Net investment income
            Series I                                     (9,689,134)    (22,990,479)       (3,359,581)       (7,537,419)
            Series II                                    (4,024,835)     (6,149,929)         (273,486)         (820,828)
            Series III                                       (2,796)              -            (1,770)             (695)
      Net realized short term gains on investments,
         futures, and foreign currency transactions
            Series I                                     (5,343,766)              -                 -                 -
            Series II                                    (2,360,587)              -                 -                 -
            Series III                                       (1,457)              -                 -                 -
      Net realized long term gains on investments,
         futures, and foreign currency transactions
            Series I                                     (1,442,212)              -                 -                 -
            Series II                                      (637,091)              -                 -                 -
            Series III                                         (394)              -                 -                 -
                                                      -------------   -------------   ---------------   ---------------
      Total distributions                               (23,502,272)    (29,140,408)       (3,634,837)       (8,358,942)
Capital Shares Transactions****:
      Series I
            Net proceeds from sales of shares            15,779,700      69,291,494     1,531,410,752     1,571,938,507
            Reinvestment of distributions                16,475,112      22,990,479         3,359,581         7,537,419
            Cost of shares redeemed                     (71,051,703)   (262,557,350)     (256,019,884)   (1,958,238,062)
                                                      -------------   -------------   ---------------   ---------------
      Total Series I transactions                       (38,796,891)   (170,275,377)    1,278,750,449      (378,762,136)

      Series II
            Net proceeds from sales of shares            35,412,302     156,970,256       137,566,044       428,670,980
            Reinvestment of distributions                 7,022,513       6,149,929           273,486           820,828
            Cost of shares redeemed                     (14,668,643)    (80,070,830)      (98,467,270)     (447,676,943)
                                                      -------------   -------------   ---------------   ---------------
      Total Series II transactions                       27,766,172      83,049,355        39,372,260       (18,185,135)

      Series III
            Net proceeds from sales of shares                45,508         108,744         2,262,784         2,163,249
            Reinvestment of distributions                     4,647                             1,770               695
            Cost of shares redeemed                         (83,236)         (4,096)       (1,234,345)          (12,015)
                                                      -------------   -------------   ---------------   ---------------
      Total Series III transactions                         (33,081)        104,648         1,030,209         2,151,929
Net increase (decrease) in net assets from capital
      share transactions                                (11,063,800)    (87,121,374)    1,319,152,918      (394,795,342)
                                                      -------------   -------------   ---------------   ---------------
Increase (decrease) in net assets                       (34,286,526)   (103,179,262)    1,319,152,918      (394,795,342)
Net assets at beginning of period                       732,729,710     835,908,972     1,222,691,959     1,617,487,301
                                                      -------------   -------------   ---------------   ---------------
Net assets at end of period                           $ 698,443,184   $ 732,729,710   $ 2,541,844,877   $ 1,222,691,959
                                                      =============   =============   ===============   ===============

Undistributed net investment income (loss)            $   4,861,523   $  13,405,020                 -                 -
                                                      =============   =============   ===============   ===============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                    1,146,464       4,910,811       153,141,075       157,193,851
           Reinvestment of distributions                  1,213,189       1,658,765           335,958           753,742
           Shares redeemed                               (5,132,112)    (18,873,893)      (25,601,989)     (195,823,806)
                                                      -------------   -------------   ---------------   ---------------
      Net increase (decrease)                            (2,772,459)    (12,304,317)      127,875,044       (37,876,213)
                                                      =============   =============   ===============   ===============
      Series II
           Shares sold                                    2,572,183      11,163,318        13,756,605        42,867,098
           Reinvestment of distributions                    518,267         444,038            27,348            82,083
           Shares redeemed                               (1,058,476)     (5,763,038)       (9,846,727)      (44,767,694)
                                                      -------------   -------------   ---------------   ---------------
      Net increase (decrease)                             2,031,974       5,844,318         3,937,226        (1,818,513)
                                                      =============   =============   ===============   ===============
      Series III
           Shares sold                                        3,264           7,861           226,277           216,324
           Reinvestment of distributions                        343               -               178                69
           Shares redeemed                                   (6,181)           (295)         (123,435)           (1,201)
                                                      -------------   -------------   ---------------   ---------------
      Net increase (decrease)                                (2,574)          7,566           103,020           215,192
                                                      =============   =============   ===============   ===============


                                                                SMALL CAP
                                                                  INDEX
                                                                  TRUST
                                                      -----------------------------
                                                       SIX MONTHS
                                                          ENDED           YEAR
                                                        6/30/2004        ENDED
                                                       (UNAUDITED)     12/31/2003
                                                      -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                          $     587,501   $     608,272
Net realized gain (loss) on:
      Investment transactions                             8,164,007         570,622
      Futures contracts                                   1,399,692       6,690,256
Change in unrealized appreciation (depreciation) on:
      Investments                                         1,338,416      32,910,619
      Futures contracts                                    (437,303)        842,081
                                                      -------------   -------------
Net increase (decrease) in net assets resulting
      from operations                                    11,052,313      41,621,850
Distribution to shareholders from:
      Net investment income
            Series I                                       (499,238)              -
            Series II                                      (108,693)              -
            Series III                                         (341)              -
      Net realized short term gains on investments,
         futures, and foreign currency transactions
            Series I                                              -               -
            Series II                                             -               -
            Series III                                            -               -
      Net realized long term gains on investments,
         futures, and foreign currency transactions
            Series I                                              -               -
            Series II                                             -               -
            Series III                                            -               -
                                                      -------------   -------------
      Total distributions                                  (608,272)              -
Capital Shares Transactions****:
      Series I
            Net proceeds from sales of shares            27,962,228      55,864,707
            Reinvestment of distributions                   499,238               -
            Cost of shares redeemed                     (12,779,229)    (11,550,432)
                                                      -------------   -------------
      Total Series I transactions                        15,682,237      44,314,275

      Series II
            Net proceeds from sales of shares            12,023,871      27,099,665
            Reinvestment of distributions                   108,693               -
            Cost of shares redeemed                      (4,712,158)     (6,841,022)
                                                      -------------   -------------
      Total Series II transactions                        7,420,406      20,258,643

      Series III
            Net proceeds from sales of shares               137,448          11,197
            Reinvestment of distributions                       341               -
            Cost of shares redeemed                         (60,778)         (5,585)
                                                      -------------   -------------
      Total Series III transactions                          77,011           5,612
Net increase (decrease) in net assets from capital
      share transactions                                 23,179,654      64,578,530
                                                      -------------   -------------
Increase (decrease) in net assets                        33,623,695     106,200,380
Net assets at beginning of period                       175,075,156      68,874,776
                                                      -------------   -------------
Net assets at end of period                           $ 208,698,851   $ 175,075,156
                                                      =============   =============

Undistributed net investment income (loss)            $     587,501   $     608,272
                                                      =============   =============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                    2,086,532       5,094,681
           Reinvestment of distributions                     37,201               -
           Shares redeemed                                 (977,702)     (1,146,586)
                                                      -------------   -------------
      Net increase (decrease)                             1,146,031       3,948,095
                                                      =============   =============
      Series II
           Shares sold                                      904,904       2,499,259
           Reinvestment of distributions                      8,123               -
           Shares redeemed                                 (360,229)       (601,089)
                                                      -------------   -------------
      Net increase (decrease)                               552,798       1,898,170
                                                      =============   =============
      Series III
           Shares sold                                       10,339             943
           Reinvestment of distributions                         25               -
           Shares redeemed                                   (4,489)           (478)
                                                      -------------   -------------
      Net increase (decrease)                                 5,875             465
                                                      =============   =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                MID CAP                       TOTAL STOCK
                                                                 INDEX                        MARKET INDEX
                                                                 TRUST                           TRUST
                                                      -----------------------------   -----------------------------
                                                       SIX MONTHS                       SIX MONTHS
                                                          ENDED           YEAR            ENDED           YEAR
                                                        6/30/2004         ENDED         6/30/2004        ENDED
                                                       (UNAUDITED)     12/31/2003      (UNAUDITED)     12/31/2003
                                                      -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                          $     605,425   $     758,800   $     828,823   $   1,108,452
Net realized gain (loss) on:
      Investment transactions                             4,515,330        (538,515)        204,793      (2,414,471)
      Futures contracts                                    (358,865)      2,015,469         500,102       2,705,866
Change in unrealized appreciation (depreciation) on:
      Investments                                         6,548,716      38,733,113       4,630,639      29,822,622
      Futures contracts                                     (30,019)         99,724        (178,080)        313,041
                                                      -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting
      from operations                                    11,280,587      41,068,591       5,986,277      31,535,510
Distribution to shareholders from:
      Net investment income
            Series I                                       (605,666)              -        (920,082)              -
            Series II                                      (153,130)              -        (188,212)              -
            Series III                                           (4)              -             (12)              -
      Net realized long term gains on investments,
          futures, and foreign currency transactions
            Series I                                       (202,216)              -               -               -
            Series II                                       (63,395)              -               -               -
            Series III                                           (1)              -               -               -
                                                      -------------   -------------   -------------   -------------
      Total distributions                                (1,024,412)              -      (1,108,306)              -
Capital Shares Transactions****:
      Series I
            Net proceeds from sales of shares            21,004,374      36,211,453      18,876,251      51,771,674
            Reinvestment of distributions                   807,882               -         920,082               -
            Cost of shares redeemed                      (6,517,824)    (11,130,542)     (4,675,421)     (4,467,132)
                                                      -------------   -------------   -------------   -------------
      Total Series I transactions                        15,294,432      25,080,911      15,120,912      47,304,542

      Series II
            Net proceeds from sales of shares            11,004,515      22,905,338       6,943,313      19,542,467
            Reinvestment of distributions                   216,525               -         188,212               -
            Cost of shares redeemed                      (2,128,890)     (1,234,853)     (2,560,875)       (578,539)
                                                      -------------   -------------   -------------   -------------
      Total Series II transactions                        9,092,150      21,670,485       4,570,650      18,963,928

      Series III
            Net proceeds from sales of shares                 8,427             451           3,796             655
            Reinvestment of distributions                         5               -              12               -
            Cost of shares redeemed                          (6,645)              -            (852)              -
                                                      -------------   -------------   -------------   -------------
      Total Series III transactions                           1,788             451           2,956             655
Net increase (decrease) in net assets from capital
      share transactions                                 24,388,370      46,751,847      19,694,518      66,269,125
                                                      -------------   -------------   -------------   -------------
Increase (decrease) in net assets                        34,644,545      87,820,438      24,572,489      97,804,635
Net assets at beginning of period                       187,912,605     100,092,167     163,937,003      66,132,368
                                                      -------------   -------------   -------------   -------------
Net assets at end of period                           $ 222,557,150   $ 187,912,605   $ 188,509,492   $ 163,937,003
                                                      =============   =============   =============   =============
Undistributed net investment income (loss)            $     605,425   $     758,800   $     828,969   $   1,108,452
                                                      =============   =============   =============   =============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                    1,395,712       2,876,765       1,852,762       6,098,248
           Reinvestment of distributions                     53,361               -          90,738               -
           Shares redeemed                                 (436,924)       (966,553)       (465,676)       (506,733)
                                                      -------------   -------------   -------------   -------------
      Net increase (decrease)                             1,012,149       1,910,212       1,477,824       5,591,515
                                                      =============   =============   =============   =============

      Series II
           Shares sold                                      736,204       1,857,852         685,655       2,278,686
           Reinvestment of distributions                     14,339               -          18,598               -
           Shares redeemed                                 (144,255)       (105,835)       (253,901)        (70,038)
                                                      -------------   -------------   -------------   -------------
      Net increase (decrease)                               606,288       1,752,017         450,352       2,208,648
                                                      =============   =============   =============   =============

      Series III
           Shares sold                                          574              33             372              69
           Reinvestment of distributions                          -+              -               1               -
           Shares redeemed                                     (450)              -             (86)              -
                                                      -------------   -------------   -------------   -------------
      Net increase (decrease)                                   124              33             287              69
                                                      =============   =============   =============   =============


                                                                   500
                                                                  INDEX
                                                                  TRUST
                                                      ---------------------------------
                                                        SIX MONTHS
                                                           ENDED            YEAR
                                                         6/30/2004          ENDED
                                                        (UNAUDITED)      12/31/2003
                                                      ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                          $     6,018,012   $    10,528,839
Net realized gain (loss) on:
      Investment transactions                               1,000,900        (2,966,130)
      Futures contracts                                       498,029         1,626,950
Change in unrealized appreciation (depreciation) on:
      Investments                                          27,662,504       216,497,982
      Futures contracts                                      (457,254)          855,181
                                                      ---------------   ---------------
Net increase (decrease) in net assets resulting
      from operations                                      34,722,191       226,542,822
Distribution to shareholders from:
      Net investment income
            Series I                                       (9,474,551)       (7,127,933)
            Series II                                      (1,050,941)         (598,736)
            Series III                                         (3,344)                -
      Net realized long term gains on investments,
          futures, and foreign currency transactions
            Series I                                                -                 -
            Series II                                               -                 -
            Series III                                              -                 -
                                                      ---------------   ---------------
      Total distributions                                 (10,528,836)       (7,726,669)
Capital Shares Transactions****:
      Series I
            Net proceeds from sales of shares              58,876,287       151,051,446
            Reinvestment of distributions                   9,474,551         7,127,933
            Cost of shares redeemed                       (20,568,028)      (55,546,250)
                                                      ---------------   ---------------
      Total Series I transactions                          47,782,810       102,633,129

      Series II
            Net proceeds from sales of shares              16,946,040        61,850,734
            Reinvestment of distributions                   1,050,941           598,736
            Cost of shares redeemed                        (4,339,197)       (4,386,889)
                                                      ---------------   ---------------
      Total Series II transactions                         13,657,784        58,062,581

      Series III
            Net proceeds from sales of shares                 874,363            14,668
            Reinvestment of distributions                       3,344                 -
            Cost of shares redeemed                          (214,169)                -
                                                      ---------------   ---------------
      Total Series III transactions                           663,538            14,668
Net increase (decrease) in net assets from capital
      share transactions                                   62,104,132       160,710,378
                                                      ---------------   ---------------
Increase (decrease) in net assets                          86,297,487       379,526,531
Net assets at beginning of period                       1,096,206,828       716,680,297
                                                      ---------------   ---------------
Net assets at end of period                           $ 1,182,504,315   $ 1,096,206,828
                                                      ===============   ===============
Undistributed net investment income (loss)            $     6,018,013   $    10,528,836
                                                      ===============   ===============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                      6,014,059        18,339,618
           Reinvestment of distributions                      974,748           945,349
           Shares redeemed                                 (2,122,612)       (6,725,536)
                                                      ---------------   ---------------
      Net increase (decrease)                               4,866,195        12,559,431
                                                      ===============   ===============

      Series II
           Shares sold                                      1,742,320         7,486,152
           Reinvestment of distributions                      108,568            79,619
           Shares redeemed                                   (455,040)         (528,756)
                                                      ---------------   ---------------
      Net increase (decrease)                               1,395,848         7,037,015
                                                      ===============   ===============

      Series III
           Shares sold                                         89,852             1,618
           Reinvestment of distributions                          345                 -
           Shares redeemed                                    (21,654)                -
                                                      ---------------   ---------------
      Net increase (decrease)                                  68,543             1,618
                                                      ===============   ===============

+ Rounds to less than 1 share.

  The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           LIFESTYLE                        LIFESTYLE
                                                                        AGGRESSIVE 1000                     GROWTH 820
                                                                             TRUST                            TRUST
                                                                 -----------------------------   ---------------------------------
                                                                  SIX MONTHS                       SIX MONTHS
                                                                    ENDED             YEAR            ENDED             YEAR
                                                                  6/30/2004          ENDED          6/30/2004          ENDED
                                                                 (UNAUDITED)       12/31/2003      (UNAUDITED)       12/31/2003
                                                                 -------------   -------------   ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     $   2,029,710   $     629,687   $    23,927,037   $     9,553,144
Capital gain distributions received                                  2,157,280         238,829         7,167,338         2,668,830
Net realized (gain) loss on:
      Investment transactions                                       41,582,812      (2,679,944)      121,624,453        (1,255,485)
Change in unrealized appreciation (depreciation) on:
      Investments                                                  (21,019,212)    105,973,948       (73,938,200)      339,229,915
                                                                 -------------   -------------   ---------------   ---------------
Net increase (decrease) in net assets resulting from operations     24,750,590     104,162,520        78,780,628       350,196,404
Distribution to shareholders from:
      Net investment income
            Series I                                                (1,431,302)       (551,528)      (14,874,659)       (7,832,224)
            Series II                                                 (802,964)        (78,161)       (9,792,347)       (1,720,921)
            Series III                                                  (1,972)              -            (2,655)                -
      Capital gain distributions received from mutual funds
            Series I                                                (1,380,765)        (13,346)       (4,321,572)       (1,059,990)
            Series II                                                 (774,613)         (2,430)       (2,844,995)         (243,237)
            Series III                                                  (1,902)              -              (771)                -
      Return of capital
            Series I                                                         -        (386,477)                -        (1,828,407)
            Series II                                                        -         (70,371)                -          (419,563)
                                                                 -------------   -------------   ---------------   ---------------
      Total distributions                                           (4,393,518)     (1,102,313)      (31,836,999)      (13,104,342)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                       67,762,202      72,057,601       173,166,758       218,054,480
            Reinvestment of distributions                            2,812,067         932,517        19,196,231        10,658,537
            Cost of shares redeemed                                 (5,846,408)     (7,272,433)       (6,302,570)      (11,287,307)
                                                                 -------------   -------------   ---------------   ---------------
      Total Series I transactions                                   64,727,861      65,717,685       186,060,419       217,425,710

      Series II
            Net proceeds from sales of shares                       83,857,076     106,027,600       524,274,707       433,873,792
            Reinvestment of distributions                            1,577,577         169,796        12,637,342         2,445,804
            Cost of shares redeemed                                   (137,485)     (2,275,959)                -        (1,666,786)
                                                                 -------------   -------------   ---------------   ---------------
      Total Series II transactions                                  85,297,168     103,921,437       536,912,049       434,652,810

      Series III
            Net proceeds from sales of shares                          609,569           6,978           303,159            15,138
            Reinvestment of distributions                                3,874                             3,426
            Cost of shares redeemed                                   (299,276)              -           (70,551)                -
                                                                 -------------   -------------   ---------------   ---------------
      Total Series III transactions                                    314,167           6,978           236,034            15,138
Net increase (decrease) in net assets from capital
      share transactions                                           150,339,196     169,646,100       723,208,502       652,093,658
                                                                 -------------   -------------   ---------------   ---------------
Increase (decrease) in net assets                                  170,696,268     272,706,307       770,152,131       989,185,720
Net assets at beginning of period                                  485,697,975     212,991,668     1,875,696,254       886,510,534
                                                                 -------------   -------------   ---------------   ---------------
Net assets at end of period                                      $ 656,394,243   $ 485,697,975   $ 2,645,848,385   $ 1,875,696,254
                                                                 =============   =============   ===============   ===============

Undistributed net investment income (loss)                      ($     206,528)              -  ($       742,624)                -
                                                                 =============   =============   ===============   ===============
**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                               6,036,301       7,866,276        14,327,532        20,804,878
           Reinvestment of distributions                               248,197         117,446         1,589,092         1,168,699
           Shares redeemed                                            (526,075)       (819,009)         (525,224)       (1,198,483)
                                                                 -------------   -------------   ---------------   ---------------
      Net increase (decrease)                                        5,758,423       7,164,713        15,391,400        20,775,094
                                                                 =============   =============   ===============   ===============

      Series II
           Shares sold                                               7,483,022      11,338,295        43,649,848        41,829,293
           Reinvestment of distributions                               139,239          21,385         1,047,004           268,180
           Shares redeemed                                             (12,463)       (256,324)                -          (150,519)
                                                                 -------------   -------------   ---------------   ---------------
      Net increase (decrease)                                        7,609,798      11,103,356        44,696,852        41,946,954
                                                                 =============   =============   ===============   ===============

      Series III
           Shares sold                                                  54,123             668            24,958             1,306
           Reinvestment of distributions                                   342               -               284                 -
           Shares redeemed                                             (26,407)              -            (5,917)                -
                                                                 -------------   -------------   ---------------   ---------------
      Net increase (decrease)                                           28,058             668            19,325             1,306
                                                                 =============   =============   ===============   ===============


                                                                            LIFESTYLE
                                                                           BALANCED 640
                                                                               TRUST
                                                                 ---------------------------------
                                                                   SIX MONTHS
                                                                      ENDED              YEAR
                                                                    6/30/2004           ENDED
                                                                   (UNAUDITED)        12/31/2003
                                                                 ---------------   ---------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     $    45,820,153   $    21,053,407
Capital gain distributions received                                    8,482,711         8,517,698
Net realized (gain) loss on:
      Investment transactions                                        120,127,738        26,761,312
Change in unrealized appreciation (depreciation) on:
      Investments                                                   (117,174,030)      274,682,779
                                                                 ---------------   ---------------
Net increase (decrease) in net assets resulting from operations       57,256,572       331,015,196
Distribution to shareholders from:
      Net investment income
            Series I                                                 (27,940,968)      (16,640,017)
            Series II                                                (18,673,247)       (4,413,406)
            Series III                                                    (7,429)                -
      Capital gain distributions received from mutual funds
            Series I                                                  (5,083,801)       (3,983,296)
            Series II                                                 (3,397,558)       (1,075,498)
            Series III                                                    (1,352)                -
      Return of capital
            Series I                                                           -        (3,523,990)
            Series II                                                          -          (951,498)
                                                                 ---------------   ---------------
      Total distributions                                            (55,104,355)      (30,587,705)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                        169,497,823       263,503,797
            Reinvestment of distributions                             33,024,769        24,084,698
            Cost of shares redeemed                                   (6,620,990)      (26,320,081)
                                                                 ---------------   ---------------
      Total Series I transactions                                    195,901,602       261,268,414

      Series II
            Net proceeds from sales of shares                        486,627,191       482,549,328
            Reinvestment of distributions                             22,070,805         6,503,007
            Cost of shares redeemed                                     (296,704)       (3,939,916)
                                                                 ---------------   ---------------
      Total Series II transactions                                   508,401,292       485,112,419

      Series III
            Net proceeds from sales of shares                            707,851            54,065
            Reinvestment of distributions                                  8,781
            Cost of shares redeemed                                     (315,253)          (10,150)
                                                                 ---------------   ---------------
      Total Series III transactions                                      401,379            43,915
Net increase (decrease) in net assets from capital
      share transactions                                             704,704,273       746,424,748
                                                                 ---------------   ---------------
Increase (decrease) in net assets                                    706,856,490     1,046,852,239
Net assets at beginning of period                                  2,070,982,126     1,024,129,887
                                                                 ---------------   ---------------
Net assets at end of period                                      $ 2,777,838,616   $ 2,070,982,126
                                                                 ===============   ===============

Undistributed net investment income (loss)                      ($       801,491)                -
                                                                 ===============   ===============
**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                13,517,263        23,609,910
           Reinvestment of distributions                               2,663,288         2,379,911
           Shares redeemed                                              (530,763)       (2,376,953)
                                                                 ---------------   ---------------
      Net increase (decrease)                                         15,649,788        23,612,868
                                                                 ===============   ===============

      Series II
           Shares sold                                                39,077,052        43,283,531
           Reinvestment of distributions                               1,779,904           642,589
           Shares redeemed                                               (24,933)         (333,127)
                                                                 ---------------   ---------------
      Net increase (decrease)                                         40,832,023        43,592,993
                                                                 ===============   ===============

      Series III
           Shares sold                                                    56,582             4,579
           Reinvestment of distributions                                     708                 -
           Shares redeemed                                               (24,810)             (858)
                                                                 ---------------   ---------------
      Net increase (decrease)                                             32,480             3,721
                                                                 ===============   ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                           LIFESTYLE                      LIFESTYLE
                                                                          MODERATE 460                 CONSERVATIVE 280
                                                                             TRUST                          TRUST
                                                                 -----------------------------   -----------------------------
                                                                  SIX MONTHS                      SIX MONTHS
                                                                     ENDED           YEAR            ENDED           YEAR
                                                                   6/30/2004         ENDED         6/30/2004         ENDED
                                                                  (UNAUDITED)     12/31/2003      (UNAUDITED)      12/31/2003
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     $  19,690,885   $  10,941,479   $  14,728,207   $  10,610,389
Capital gain distributions received                                  3,685,340       3,702,356       2,883,449       2,904,221
Net realized gain (loss) on:
      Investment transactions                                       35,573,024       9,437,052      12,006,474       6,385,834
Change in unrealized appreciation (depreciation) on:
      Investments                                                  (45,061,728)     71,269,154     (25,716,765)     23,769,758
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations     13,887,521      95,350,041       3,901,365      43,670,202
Distribution to shareholders from:
      Net investment income
            Series I                                               (11,786,090)     (8,258,258)     (9,485,082)     (8,483,781)
            Series II                                               (8,194,727)     (2,683,221)     (5,419,001)     (2,420,513)
            Series III                                                    (142)              -          (6,197)              -
      Net realized short term gains on investments, futures,
        and foreign currency transactions
            Series I                                                         -               -      (1,278,857)              -
            Series II                                                        -               -        (730,653)              -
            Series III                                                       -               -            (836)              -
      Net realized long term gains on investments, futures,
        and foreign currency transactions
            Series I                                                         -               -        (353,437)              -
            Series II                                                        -               -        (201,930)              -
            Series III                                                       -               -            (231)              -
      Capital gain distributions received from mutual funds
            Series I                                                (2,173,857)     (1,784,174)     (1,834,288)     (2,258,825)
            Series II                                               (1,511,457)       (586,713)     (1,047,963)       (645,396)
            Series III                                                     (26)              -          (1,198)              -
      Return of capital
            Series I                                                         -      (1,314,474)              -               -
            Series II                                                        -        (432,241)              -               -
                                                                 -------------   -------------   -------------   -------------
      Total distributions                                          (23,666,299)    (15,059,081)    (20,359,673)    (13,808,515)
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                       45,257,863      88,745,429      39,817,906      60,150,500
            Reinvestment of distributions                           13,959,947      11,332,573      12,951,664      10,742,606
            Cost of shares redeemed                                (11,965,896)    (17,416,898)    (24,650,074)    (42,927,524)
                                                                 -------------   -------------   -------------   -------------
      Total Series I transactions                                   47,251,914      82,661,104      28,119,496      27,965,582

      Series II
            Net proceeds from sales of shares                      123,547,622     183,509,930      56,299,700     108,786,511
            Reinvestment of distributions                            9,706,184       3,726,508       7,399,547       3,065,909
            Cost of shares redeemed                                 (5,717,259)     (2,629,726)    (11,706,064)    (15,094,479)
                                                                 -------------   -------------   -------------   -------------
      Total Series II transactions                                 127,536,547     184,606,712      51,993,183      96,757,941

      Series III
            Net proceeds from sales of shares                           25,752           2,774         110,235          96,332
            Reinvestment of distributions                                  168               -           8,462               -
            Cost of shares redeemed                                        (42)              -         (44,706)              -
                                                                 -------------   -------------   -------------   -------------
      Total Series III transactions                                     25,878           2,774          73,991          96,332
Net increase (decrease) in net assets from capital
      share transactions                                           174,814,339     267,270,590      80,186,670     124,819,855
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                  165,035,561     347,561,550      63,728,362     154,681,542
Net assets at beginning of period                                  747,410,306     399,848,756     453,034,129     298,352,587
                                                                 -------------   -------------   -------------   -------------
Net assets at end of period                                      $ 912,445,867   $ 747,410,306   $ 516,762,491   $ 453,034,129
                                                                 =============   =============   =============   =============

Undistributed net investment income (loss)                      ($     290,074)              -  ($     182,073)              -
                                                                 =============   =============   =============   =============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                               3,520,672       7,543,316       2,932,611       4,676,381
           Reinvestment of distributions                             1,104,426       1,030,234         981,187         864,886
           Shares redeemed                                            (936,910)     (1,488,150)     (1,818,319)     (3,308,849)
                                                                 -------------   -------------   -------------   -------------
      Net increase (decrease)                                        3,688,188       7,085,400       2,095,479       2,232,418
                                                                 =============   =============   =============   =============

      Series II
           Shares sold                                               9,693,461      15,604,581       4,167,823       8,418,887
           Reinvestment of distributions                               767,894         338,773         560,572         246,842
           Shares redeemed                                            (439,951)       (221,652)       (863,932)     (1,150,413)
                                                                 -------------   -------------   -------------   -------------
      Net increase (decrease)                                       10,021,404      15,721,702       3,864,463       7,515,316
                                                                 =============   =============   =============   =============

      Series III
           Shares sold                                                   2,037             222           8,072           7,431
           Reinvestment of distributions                                    13               -             641               -
           Shares redeemed                                                  (3)              -          (3,419)              -
                                                                 -------------   -------------   -------------   -------------
      Net increase (decrease)                                            2,047             222           5,294           7,431
                                                                 =============   =============   =============   =============


                                                                           AMERICAN
                                                                            GROWTH
                                                                             TRUST
                                                                 -----------------------------
                                                                  SIX MONTHS
                                                                     ENDED        05/05/2003*
                                                                   6/30/2004          TO
                                                                  (UNAUDITED)     12/31/2003
                                                                 -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     ($    801,151)  ($    181,476)
Capital gain distributions received                                          -               -
Net realized gain (loss) on:
      Investment transactions                                          396,473         316,735
Change in unrealized appreciation (depreciation) on:
      Investments                                                   14,877,632      23,779,663
                                                                 -------------   -------------
Net increase (decrease) in net assets resulting from operations     14,472,954      23,914,922
Distribution to shareholders from:
      Net investment income
            Series I                                                         -               -
            Series II                                                        -               -
            Series III                                                       -               -
      Net realized short term gains on investments, futures,
        and foreign currency transactions
            Series I                                                         -               -
            Series II                                                        -               -
            Series III                                                       -               -
      Net realized long term gains on investments, futures,
        and foreign currency transactions
            Series I                                                         -               -
            Series II                                                        -               -
            Series III                                                       -               -
      Capital gain distributions received from mutual funds
            Series I                                                    (1,973)              -
            Series II                                                 (133,286)              -
            Series III                                                       -               -
      Return of capital
            Series I                                                         -               -
            Series II                                                        -               -
                                                                 -------------   -------------
      Total distributions                                             (135,259)              -
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                        5,026,304       3,223,702
            Reinvestment of distributions                                1,973               -
            Cost of shares redeemed                                 (1,553,903)        (43,868)
                                                                 -------------   -------------
      Total Series I transactions                                    3,474,374       3,179,834

      Series II
            Net proceeds from sales of shares                      213,082,708     247,826,858
            Reinvestment of distributions                              133,286               -
            Cost of shares redeemed                                   (332,335)     (1,758,288)
                                                                 -------------   -------------
      Total Series II transactions                                 212,883,659     246,068,570

      Series III
            Net proceeds from sales of shares                                -               -
            Reinvestment of distributions                                    -               -
            Cost of shares redeemed                                          -               -
                                                                 -------------   -------------
      Total Series III transactions                                          -               -
Net increase (decrease) in net assets from capital
      share transactions                                           216,358,033     249,248,404
                                                                 -------------   -------------
Increase (decrease) in net assets                                  230,695,728     273,163,326
Net assets at beginning of period                                  273,163,326               -
                                                                 -------------   -------------
Net assets at end of period                                      $ 503,859,054   $ 273,163,326
                                                                 =============   =============

Undistributed net investment income (loss)                      ($     801,151)              -
                                                                 =============   =============

**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                 315,542         222,667
           Reinvestment of distributions                                   123               -
           Shares redeemed                                             (98,013)         (2,924)
                                                                 -------------   -------------
      Net increase (decrease)                                          217,652         219,743
                                                                 =============   =============

      Series II
           Shares sold                                              13,428,320      17,622,971
           Reinvestment of distributions                                 8,310               -
           Shares redeemed                                             (21,821)       (115,995)
                                                                 -------------   -------------
      Net increase (decrease)                                       13,414,809      17,506,976
                                                                 =============   =============

      Series III
           Shares sold                                                       -               -
           Reinvestment of distributions                                     -               -
           Shares redeemed                                                   -               -
                                                                 -------------   -------------
      Net increase (decrease)                                                -               -
                                                                 =============   =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            AMERICAN                   AMERICAN BLUE CHIP
                                                                         INTERNATIONAL                 INCOME AND GROWTH
                                                                             TRUST                           TRUST
                                                                 -----------------------------   -----------------------------
                                                                  SIX MONTHS                       SIX MONTHS
                                                                     ENDED        05/05/2003*        ENDED        05/05/2003*
                                                                   6/30/2004          TO           6/30/2004          TO
                                                                  (UNAUDITED)     12/31/2003      (UNAUDITED)     12/31/2003
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    ($     199,686)  $   1,510,366   $     530,086  ($     387,607)
Net realized gain (loss) on:
      Investment transactions                                       30,106,262       4,268,613      19,545,328          24,745
Change in unrealized appreciation (depreciation) on:
      Investments                                                  (22,716,513)     27,474,298     (17,590,725)     23,727,477
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from operations      7,190,063      33,253,277       2,484,689      23,364,615
Distribution to shareholders from:
      Net investment income
            Series I                                                   (28,416)              -               -               -
            Series II                                               (1,481,950)              -               -               -
      Capital gain distributions received from mutual funds
            Series I                                                   (70,213)              -               -               -
            Series II                                               (4,198,400)              -               -               -
                                                                 -------------   -------------   -------------   -------------
      Total distributions                                           (5,778,979)              -               -               -
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                        4,182,021      18,395,157       1,004,642       1,186,088
            Reinvestment of distributions                               98,629               -               -               -
            Cost of shares redeemed                                    (86,118)    (16,188,871)        (55,924)        (10,778)
                                                                 -------------   -------------   -------------   -------------
      Total Series I transactions                                    4,194,532       2,206,286         948,718       1,175,310

      Series II
            Net proceeds from sales of shares                      115,064,035     155,296,373      74,884,438     157,767,096
            Reinvestment of distributions                            5,680,350               -               -               -
            Cost of shares redeemed                               (137,149,235)    (10,096,646)   (109,115,522)       (232,924)
                                                                 -------------   -------------   -------------   -------------
      Total Series II transactions                                 (16,404,850)    145,199,727     (34,231,084)    157,534,172

Net increase (decrease) in net assets from capital
      share transactions                                           (12,210,318)    147,406,013     (33,282,366)    158,709,482
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets                                  (10,799,234)    180,659,290     (30,797,677)    182,074,097
Net assets at beginning of period                                  180,659,290               -     182,074,097               -
                                                                 -------------   -------------   -------------   -------------
Net assets at end of period                                      $ 169,860,056   $ 180,659,290   $ 151,276,420   $ 182,074,097
                                                                 =============   =============   =============   =============

Undistributed net investment income (loss)                      ($     199,686)  $   1,510,366   $     530,086               -
                                                                 =============   =============   =============   =============
**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                 244,105       1,198,502          63,871          83,660
           Reinvestment of distributions                                 5,648               -               -               -
           Shares redeemed                                              (5,024)     (1,043,215)         (3,519)           (737)
                                                                 -------------   -------------   -------------   -------------
      Net increase (decrease)                                          244,729         155,287          60,352          82,923
                                                                 =============   =============   =============   =============

      Series II
           Shares sold                                               6,711,607      11,406,117       4,755,175      11,724,406
           Reinvestment of distributions                               325,521               -               -               -
           Shares redeemed                                          (8,131,640)       (720,812)     (7,015,263)        (16,853)
                                                                 -------------   -------------   -------------   -------------
      Net increase (decrease)                                       (1,094,512)     10,685,305      (2,260,088)     11,707,553
                                                                 =============   =============   =============   =============


                                                                             AMERICAN
                                                                          GROWTH-INCOME
                                                                              TRUST
                                                                  -----------------------------
                                                                   SIX MONTHS
                                                                      ENDED        05/05/2003*
                                                                    6/30/2004           TO
                                                                   (UNAUDITED)     12/31/2003
                                                                  -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     ($     158,494)  $   1,059,354
Net realized gain (loss) on:
      Investment transactions                                           766,154         378,046
Change in unrealized appreciation (depreciation) on:
      Investments                                                     8,842,728      15,391,112
                                                                  -------------   -------------
Net increase (decrease) in net assets resulting from operations       9,450,388      16,828,512
Distribution to shareholders from:
      Net investment income
            Series I                                                    (14,433)              -
            Series II                                                (1,044,921)              -
      Capital gain distributions received from mutual funds
            Series I                                                     (4,376)              -
            Series II                                                  (373,670)              -
                                                                  -------------   -------------
      Total distributions                                            (1,437,400)              -
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                         4,226,060       1,150,406
            Reinvestment of distributions                                18,809               -
            Cost of shares redeemed                                    (795,925)         (5,035)
                                                                  -------------   -------------
      Total Series I transactions                                     3,448,944       1,145,371

      Series II
            Net proceeds from sales of shares                       174,228,628     167,587,027
            Reinvestment of distributions                             1,418,591               -
            Cost of shares redeemed                                  (2,875,016)     (2,079,335)
                                                                  -------------   -------------
      Total Series II transactions                                  172,772,203     165,507,692

Net increase (decrease) in net assets from capital
      share transactions                                            176,221,147     166,653,063
                                                                  -------------   -------------
Increase (decrease) in net assets                                   184,234,135     183,481,575
Net assets at beginning of period                                   183,481,575               -
                                                                  -------------   -------------
Net assets at end of period                                       $ 367,715,710   $ 183,481,575
                                                                  =============   =============

Undistributed net investment income (loss)                       ($     158,494)  $   1,059,354
                                                                  =============   =============
**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                  265,790          79,000
           Reinvestment of distributions                                  1,180               -
           Shares redeemed                                              (49,225)           (347)
                                                                  -------------   -------------
      Net increase (decrease)                                           217,745          78,653
                                                                  =============   =============

      Series II
           Shares sold                                               10,988,319      11,868,872
           Reinvestment of distributions                                 89,052               -
           Shares redeemed                                             (180,026)       (136,430)
                                                                  -------------   -------------
      Net increase (decrease)                                        10,897,345      11,732,442
                                                                  =============   =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SMALL-MID                       SMALL
                                                                        CAP GROWTH                      MID-CAP
                                                                           TRUST                         TRUST
                                                                 -------------------------   -----------------------------
                                                                 SIX MONTHS                   SIX MONTHS
                                                                    ENDED         YEAR           ENDED           YEAR
                                                                  6/30/2004      ENDED         6/30/2004         ENDED
                                                                 (UNAUDITED)   12/31/2003     (UNAUDITED)      12/31/2003
                                                                 -----------   -----------   -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                    ($     4,281) ($    14,327) ($     359,283) ($     328,832)
Net realized gain (loss) on:
      Investment transactions                                        287,336       216,576      23,325,394         585,006
      Foreign currency and forward foreign currency contracts              -             -               -               -
Change in unrealized appreciation (depreciation) on:
      Investments                                                   (185,364)      507,948     (21,993,250)     25,597,132
      Foreign currency and forward foreign currency contracts              -             -               -               -
                                                                 -----------   -----------   -------------   -------------
Net increase (decrease) in net assets resulting from operations       97,691       710,197         972,861      25,853,306
Distribution to shareholders from:
      Net investment income
            Series I                                                       -             -               -               -
            Series II                                                      -             -               -               -
            Series III                                                     -             -               -               -
      Net realized short term gains on investments, futures,
        and foreign currency transactions
            Series I                                                       -             -         (60,114)              -
            Series II                                                      -             -         (39,053)              -
            Series III                                                     -             -             (23)              -
      Net realized long term gains on investments, futures,
        and foreign currency transactions
            Series I                                                       -             -               -               -
            Series II                                                      -             -               -               -
            Series III                                                     -             -               -               -
                                                                 -----------   -----------   -------------   -------------
      Total distributions                                                  -             -         (99,190)              -
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                         44,301        86,754      23,763,015      44,020,869
            Reinvestment of distributions                                  -             -          60,114               -
            Cost of shares redeemed                                   (6,522)      (20,689)   (132,884,258)    (22,803,780)
                                                                 -----------   -----------   -------------   -------------
      Total Series I transactions                                     37,779        66,065    (109,061,129)     21,217,089

      Series II
            Net proceeds from sales of shares                              -             -      25,203,430      39,443,325
            Reinvestment of distributions                                  -             -          39,053               -
            Cost of shares redeemed                                        -             -     (73,487,560)     (2,436,274)
                                                                 -----------   -----------   -------------   -------------
      Total Series II transactions                                         -             -     (48,245,077)     37,007,051

      Series III
            Net proceeds from sales of shares                              -             -          57,516           2,712
            Reinvestment of distributions                                  -             -              23               -
            Cost of shares redeemed                                        -             -         (59,695)           (556)
                                                                 -----------   -----------   -------------   -------------
      Total Series III transactions                                        -             -          (2,156)          2,156
Net increase (decrease) in net assets from capital
      share transactions                                              37,779        66,065    (157,308,362)     58,226,296
                                                                 -----------   -----------   -------------   -------------
Increase (decrease) in net assets                                    135,470       776,262    (156,434,691)     84,079,602
Net assets at beginning of period                                  2,624,662     1,848,400     158,874,094      74,794,492
                                                                 -----------   -----------   -------------   -------------
Net assets at end of period                                      $ 2,760,132   $ 2,624,662   $   2,439,403   $ 158,874,094
                                                                 ===========   ===========   =============   =============

Undistributed net investment income (loss)                      ($     3,900)  $       381  ($     359,283)              -
                                                                 ===========   ===========   =============   =============
**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                                 4,306        10,505       1,925,537       4,206,267
           Reinvestment of distributions                                   -             -           4,821               -
           Shares redeemed                                              (641)       (2,504)    (10,255,298)     (2,174,547)
                                                                 -----------   -----------   -------------   -------------
      Net increase (decrease)                                          3,665         8,001      (8,324,940)      2,031,720
                                                                 ===========   ===========   =============   =============

      Series II
           Shares sold                                                     -             -       2,042,667       3,702,249
           Reinvestment of distributions                                   -             -           3,139               -
           Shares redeemed                                                 -             -      (6,627,862)       (221,822)
                                                                 -----------   -----------   -------------   -------------
      Net increase (decrease)                                              -             -      (4,582,056)      3,480,427
                                                                 ===========   ===========   =============   =============

      Series III
           Shares sold                                                     -             -           4,686             235
           Reinvestment of distributions                                   -             -               2               -
           Shares redeemed                                                 -             -          (4,876)            (47)
                                                                 -----------   -----------   -------------   -------------
      Net increase (decrease)                                              -             -            (188)            188
                                                                 ===========   ===========   =============   =============


                                                                         INTERNATIONAL
                                                                         EQUITY SELECT
                                                                             TRUST
                                                                 -----------------------------
                                                                  SIX MONTHS
                                                                     ENDED        05/05/2003*
                                                                   6/30/2004          TO
                                                                  (UNAUDITED)     12/31/2003
                                                                 -------------   -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                     $     840,401   $   1,126,871
Net realized gain (loss) on:
      Investment transactions                                       20,254,010         453,260
      Foreign currency and forward foreign currency contracts         (183,986)        (22,158)
Change in unrealized appreciation (depreciation) on:
      Investments                                                  (21,144,057)     21,997,217
      Foreign currency and forward foreign currency contracts               62           2,049
                                                                 -------------   -------------
Net increase (decrease) in net assets resulting from operations       (233,570)     23,557,239
Distribution to shareholders from:
      Net investment income
            Series I                                                  (539,151)              -
            Series II                                                 (331,370)              -
            Series III                                                    (263)              -
      Net realized short term gains on investments, futures,
        and foreign currency transactions
            Series I                                                    (2,558)              -
            Series II                                                   (1,645)              -
            Series III                                                      (1)              -
      Net realized long term gains on investments, futures,
        and foreign currency transactions
            Series I                                                  (177,846)              -
            Series II                                                 (114,392)              -
            Series III                                                     (75)              -
                                                                 -------------   -------------
      Total distributions                                           (1,167,301)              -
Capital Shares Transactions ****:
      Series I
            Net proceeds from sales of shares                       23,309,679      39,873,937
            Reinvestment of distributions                              719,555               -
            Cost of shares redeemed                               (103,871,523)    (29,143,924)
                                                                 -------------   -------------
      Total Series I transactions                                  (79,842,289)     10,730,013

      Series II
            Net proceeds from sales of shares                       20,897,111      29,983,067
            Reinvestment of distributions                              447,407               -
            Cost of shares redeemed                                (54,984,403)     (4,685,899)
                                                                 -------------   -------------
      Total Series II transactions                                 (33,639,885)     25,297,168

      Series III
            Net proceeds from sales of shares                           46,358           1,676
            Reinvestment of distributions                                  339               -
            Cost of shares redeemed                                    (48,049)           (324)
                                                                 -------------   -------------
      Total Series III transactions                                     (1,352)          1,352
Net increase (decrease) in net assets from capital
      share transactions                                          (113,483,526)     36,028,533
                                                                 -------------   -------------
Increase (decrease) in net assets                                 (114,884,397)     59,585,772
Net assets at beginning of period                                  117,358,790      57,773,018
                                                                 -------------   -------------
Net assets at end of period                                      $   2,474,393   $ 117,358,790
                                                                 =============   =============

Undistributed net investment income (loss)                       $     835,840   $     866,223
                                                                 =============   =============
**** Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                               1,687,287       3,617,643
           Reinvestment of distributions                                52,869               -
           Shares redeemed                                          (7,210,825)     (2,634,373)
                                                                 -------------   -------------
      Net increase (decrease)                                       (5,470,669)        983,270
                                                                 =============   =============

      Series II
           Shares sold                                               1,515,155       2,628,065
           Reinvestment of distributions                                32,946               -
           Shares redeemed                                          (4,545,767)       (409,095)
                                                                 -------------   -------------
      Net increase (decrease)                                       (2,997,666)      2,218,970
                                                                 =============   =============

      Series III
           Shares sold                                                   3,304             136
           Reinvestment of distributions                                    25               -
           Shares redeemed                                              (3,439)            (26)
                                                                 -------------   -------------
      Net increase (decrease)                                             (110)            110
                                                                 =============   =============

* Commencement of operations

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SELECT                            GLOBAL
                                                                               GROWTH                        EQUITY SELECT
                                                                               TRUST                             TRUST
                                                                   ------------------------------    ------------------------------
                                                                    SIX MONTHS                         SIX MONTHS
                                                                       ENDED            YEAR             ENDED            YEAR
                                                                     6/30/2004         ENDED           6/30/2004         ENDED
                                                                    (UNAUDITED)      12/31/2003       (UNAUDITED)      12/31/2003
                                                                    -----------      ----------       -----------      ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                      ($       3,133)   $         355    $      25,837    $      38,654
Net realized gain (loss)
         Investment transactions                                         110,711          (67,531)         (14,313)         (85,181)
         Foreign currency and forward foreign currency contracts               -                -           (1,270)          (1,716)
Change in unrealized appreciation (depreciation)
         Investments                                                    (106,404)         658,302           24,699          608,459
         Foreign currency and forward foreign currency contracts               -                -              (58)              (4)
                                                                   -------------    -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations            1,174          591,126           34,895          560,212
Distribution to shareholders from:
         Net investment income
               Series I                                                        -             (585)            (356)         (36,908)
               Series II                                                       -                -                -                -
               Series III                                                      -                -                -                -
         Net realized short term gains on investments, futures,
          and foreign currency transactions
               Series I                                                        -                -                -                -
               Series II                                                       -                -                -                -
                                                                   -------------    -------------    -------------    -------------
         Total distributions                                                   -             (585)            (356)         (36,908)
Capital Shares Transactions ****:
         Series I
               Net proceeds from sales of shares                         283,892          351,606           47,860           37,673
               Reinvestment of distributions                                   -              585              356           36,908
               Cost of shares redeemed                                   (60,448)        (122,800)          (4,656)         (21,796)
                                                                   -------------    -------------    -------------    -------------
         Total Series I transactions                                     223,444          229,391           43,560           52,785
         Series II
               Net proceeds from sales of shares                               -                -                -                -
               Reinvestment of distributions                                   -                -                -                -
               Cost of shares redeemed                                         -                -                -                -
                                                                   -------------    -------------    -------------    -------------
         Total Series II transactions                                          -                -                -                -
         Series III
               Net proceeds from sales of shares                               -                -                -                -
               Reinvestment of distributions                                   -                -                -                -
               Cost of shares redeemed                                         -                -                -                -
                                                                   -------------    -------------    -------------    -------------
         Total Series III transactions                                         -                -                -                -
Net increase (decrease) in net assets from capital
         share transactions                                              223,444          229,391           43,560           52,785
                                                                   -------------    -------------    -------------    -------------
Increase (decrease) in net assets                                        224,618          819,932           78,099          576,089
Net assets at beginning of period                                      2,990,302        2,170,370        3,134,209        2,558,120
                                                                   -------------    -------------    -------------    -------------
Net assets at end of period                                        $   3,214,920        2,990,302    $   3,212,308    $   3,134,209
                                                                   =============    =============    =============    =============
Undistributed net investment income (loss)                        ($       3,133)   $         568    $      25,594    $         113
                                                                   =============    =============    =============    =============
**** Capital Shares Issued and Redeemed:
         Series I
              Shares sold                                                 27,268           43,479            3,778            3,525
              Reinvestment of distributions                                    -              867               28            2,961
              Shares redeemed                                             (5,750)         (17,063)            (365)          (1,972)
                                                                   -------------    -------------    -------------    -------------
         Net increase (decrease)                                          21,518           27,283            3,441            4,514
                                                                   =============    =============    =============    =============
         Series II
              Shares sold                                                      -                -                -                -
              Reinvestment of distributions                                    -                -                -                -
              Shares redeemed                                                  -                -                -                -
                                                                   -------------    -------------    -------------    -------------
         Net increase (decrease)                                               -                -                -                -
                                                                   =============    =============    =============    =============
         Series III
              Shares sold                                                      -                -                -                -
              Reinvestment of distributions                                    -                -                -                -
              Shares redeemed                                                  -                -                -                -
                                                                   -------------    -------------    -------------    -------------
         Net increase (decrease)                                               -                -                -                -
                                                                   =============    =============    =============    =============

                                                                                 CORE                           HIGH GRADE
                                                                                 VALUE                             BOND
                                                                                 TRUST                            TRUST
                                                                    ------------------------------    ------------------------------
                                                                      SIX MONTHS                      SIX MONTHS
                                                                        ENDED           YEAR             ENDED            YEAR
                                                                      6/30/2004        ENDED           6/30/2004         ENDED
                                                                     (UNAUDITED)     12/31/2003       (UNAUDITED)      12/31/2003
                                                                     -----------     ----------       -----------      ----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                                        $       6,374   $      10,550    $   1,173,749    $   3,168,939
Net realized gain (loss)
         Investment transactions                                          149,696         (91,918)      (1,808,891)         198,012
         Foreign currency and forward foreign currency contracts                -               -                -                -
Change in unrealized appreciation (depreciation)
         Investments                                                     (151,375)        713,627          569,465       (1,910,640)
         Foreign currency and forward foreign currency contracts                -               -                -                -
                                                                    -------------   -------------    -------------    -------------
Net increase (decrease) in net assets resulting from operations             4,695         632,259          (65,677)       1,456,311
Distribution to shareholders from:
         Net investment income
               Series I                                                      (568)         (9,983)      (2,467,372)               -
               Series II                                                        -               -       (1,570,834)               -
               Series III                                                       -               -             (560)               -
         Net realized short term gains on investments, futures,
          and foreign currency transactions
               Series I                                                         -               -                -          (34,642)
               Series II                                                        -               -                -           (9,434)
                                                                    -------------   -------------    -------------    -------------
         Total distributions                                                 (568)         (9,983)      (4,038,766)         (44,076)
Capital Shares Transactions ****:
         Series I
               Net proceeds from sales of shares                          255,251         439,213       21,998,709       66,583,399
               Reinvestment of distributions                                  568           9,983        2,467,372           34,642
               Cost of shares redeemed                                    (49,329)       (171,039)    (130,243,631)     (30,554,720)
                                                                    -------------   -------------    -------------    -------------
         Total Series I transactions                                      206,490         278,157     (105,777,550)      36,063,321
         Series II
               Net proceeds from sales of shares                                -               -       18,231,048       52,362,864
               Reinvestment of distributions                                    -               -        1,570,834            9,434
               Cost of shares redeemed                                          -               -      (83,065,159)      (3,600,499)
                                                                    -------------   -------------    -------------    -------------
         Total Series II transactions                                           -               -      (63,263,277)      48,771,799
         Series III
               Net proceeds from sales of shares                                -               -           31,062            7,260
               Reinvestment of distributions                                    -               -              560                -
               Cost of shares redeemed                                          -               -          (38,283)            (599)
                                                                    -------------   -------------    -------------    -------------
         Total Series III transactions                                          -               -           (6,661)           6,661
Net increase (decrease) in net assets from capital
         share transactions                                               206,490         278,157     (169,047,488)      84,841,781
                                                                    -------------   -------------    -------------    -------------
Increase (decrease) in net assets                                         210,617         900,433     (173,151,931)      86,254,016
Net assets at beginning of period                                       3,391,596       2,491,163      178,860,206       92,606,190
                                                                    -------------   -------------    -------------    -------------
Net assets at end of period                                         $   3,602,213   $   3,391,596    $   5,708,275    $ 178,860,206
                                                                    =============   =============    =============    =============
Undistributed net investment income (loss)                          $       6,374   $         568    $   1,173,749    $   4,038,766
                                                                    =============   =============    =============    =============
**** Capital Shares Issued and Redeemed:
         Series I
              Shares sold                                                  22,105          43,479        1,579,098        4,815,446
              Reinvestment of distributions                                    49             867          181,960            2,507
              Shares redeemed                                              (4,260)        (17,063)      (9,605,536)      (2,209,443)
                                                                    -------------   -------------    -------------    -------------
         Net increase (decrease)                                           17,894          27,283       (7,844,478)       2,608,510
                                                                    =============   =============    =============    =============
         Series II
              Shares sold                                                       -               -        1,301,037        3,778,183
              Reinvestment of distributions                                     -               -          116,100              683
              Shares redeemed                                                   -               -       (5,999,548)        (260,641)
                                                                    -------------   -------------    -------------    -------------
         Net increase (decrease)                                                -               -       (4,582,411)       3,518,225
                                                                    =============   =============    =============    =============
         Series III
              Shares sold                                                       -               -            2,220              528
              Reinvestment of distributions                                     -               -               41                -
              Shares redeemed                                                   -               -           (2,746)             (43)
                                                                    -------------   -------------    -------------    -------------
         Net increase (decrease)                                                -               -             (485)             485
                                                                    =============   =============    =============    =============

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       NET REALIZED
                                                                      AND UNREALIZED
                                                                      GAIN (LOSS) ON
                                             NET ASSET        NET       INVESTMENTS
              YEAR OR                          VALUE,     INVESTMENT    AND FOREIGN   TOTAL FROM
              PERIOD                         BEGINNING      INCOME       CURRENCY     INVESTMENT
              ENDED                          OF PERIOD      (LOSS)     TRANSACTIONS   OPERATIONS
----------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
    SERIES I
      6/30/2004**** (Unaudited)                $11.43      ($ 0.05)      $  0.03      ($  0.02)
      12/31/2003****                             7.60        (0.07)         3.90          3.83
      12/31/2002****                            12.83        (0.08)        (5.15)        (5.23)
      12/31/2001****                            23.24        (0.13)        (9.36)        (9.49)
      12/31/2000****                            36.17        (0.24)       (11.77)       (12.01)
      12/31/1999                                19.52        (0.06)        19.43         19.37
    SERIES II
      6/30/2004**** (Unaudited)                 11.42        (0.06)         0.04         (0.02)
      12/31/2003****                             7.59        (0.10)         3.93          3.83
      01/28/2002* to 12/31/2002****             12.61        (0.08)        (4.94)        (5.02)
    SERIES III
      6/30/2004**** (Unaudited)                 11.43        (0.06)         0.04         (0.02)
      09/05/2003* to 12/31/2003****             10.61        (0.03)         0.85          0.82

----------------------------------------------------------------------------------------------------
PACIFIC RIM TRUST (FORMERLY,
 PACIFIC RIM EMERGING MARKETS TRUST)
    SERIES I
      6/30/2004**** (Unaudited)                $ 8.14       $ 0.02       $  0.61       $  0.63
      12/31/2003****                             5.81         0.05          2.29          2.34
      12/31/2002****                             6.65         0.02         (0.85)        (0.83)
      12/31/2001****                             8.20         0.02         (1.54)        (1.52)
      12/31/2000****                            10.88         0.06         (2.70)        (2.64)
      12/31/1999                                 6.83         0.09          4.17          4.26
    SERIES II
      6/30/2004**** (Unaudited)                  8.12         0.01          0.62          0.63
      12/31/2003****                             5.81         0.03          2.30          2.33
      1/28/2002* to 12/31/2002****               6.63        (0.02)        (0.79)        (0.81)
    SERIES III
      6/30/2004**** (Unaudited)                  8.14         0.01          0.61          0.62
      09/05/2003* to 12/31/2003****              7.35        (0.02)         0.81          0.79

----------------------------------------------------------------------------------------------------
HEALTH SCIENCES TRUST
    SERIES I
      6/30/2004**** (Unaudited)                $13.39      ($ 0.06)      $  1.53       $  1.47
      12/31/2003****                             9.83        (0.10)         3.66          3.56
      12/31/2002****                            13.54        (0.08)        (3.60)        (3.68)
      4/30/2001* to 12/31/2001****              12.50        (0.07)         1.11          1.04
    SERIES II
      6/30/2004**** (Unaudited)                 13.36        (0.07)         1.51          1.44
      12/31/2003****                             9.83        (0.12)         3.65          3.53
      1/28/2002* to 12/31/2002****              12.90        (0.09)        (2.95)        (3.04)
    SERIES III
      6/30/2004**** (Unaudited)                 13.39        (0.08)         1.55          1.47
      09/05/2003* to 12/31/2003****             12.64        (0.05)         0.80          0.75

----------------------------------------------------------------------------------------------------
EMERGING GROWTH TRUST
    SERIES I
      6/30/2004**** (Unaudited)                $15.75      ($ 0.03)      $  0.30       $  0.27
      5/5/2003* to 12/31/2003****               12.50        (0.09)         3.95          3.86
    SERIES II

      6/30/2004**** (Unaudited)                 15.73        (0.07)         0.32          0.25
      5/5/2003* to 12/31/2003****               12.50        (0.11)         3.95          3.84
    SERIES III
      6/30/2004**** (Unaudited)                 15.75        (0.10)         0.37          0.27
      09/05/2003* to 12/31/2003****             15.61         0.01          0.74          0.75
----------------------------------------------------------------------------------------------------

                                               DIVIDENDS                                 NET ASSET
              YEAR OR                          FROM NET   DISTRIBUTIONS                   VALUE,
              PERIOD                          INVESTMENT   FROM CAPITAL      TOTAL        END OF
              ENDED                             INCOME        GAINS      DISTRIBUTIONS    PERIOD
-------------------------------------------------------------------------------------------------
SCIENCE & TECHNOLOGY TRUST
    SERIES I
      6/30/2004**** (Unaudited)                      -             -             -        $11.41
      12/31/2003****                                 -             -             -         11.43
      12/31/2002****                                 -             -             -          7.60
      12/31/2001****                                 -       ($ 0.92)      ($ 0.92)        12.83
      12/31/2000****                                 -         (0.92)        (0.92)        23.24
      12/31/1999                                     -         (2.72)        (2.72)        36.17
    SERIES II
      6/30/2004**** (Unaudited)                      -             -             -         11.40
      12/31/2003****                                 -             -             -         11.42
      01/28/2002* to 12/31/2002****                  -             -             -          7.59
    SERIES III
      6/30/2004**** (Unaudited)                      -             -             -         11.41
      09/05/2003* to 12/31/2003****                  -             -             -         11.43
-------------------------------------------------------------------------------------------------
PACIFIC RIM TRUST (FORMERLY,
 PACIFIC RIM EMERGING MARKETS TRUST)
    SERIES I
      6/30/2004**** (Unaudited)                 ($0.04)            -       ($ 0.04)       $ 8.73
      12/31/2003****                             (0.01)            -         (0.01)         8.14
      12/31/2002****                             (0.01)            -         (0.01)         5.81
      12/31/2001****                             (0.03)            -         (0.03)         6.65
      12/31/2000****                             (0.04)            -         (0.04)         8.20
      12/31/1999                                 (0.21)            -         (0.21)        10.88
    SERIES II
      6/30/2004**** (Unaudited)                  (0.04)            -         (0.04)         8.71
      12/31/2003****                             (0.02)            -         (0.02)         8.12
      1/28/2002* to 12/31/2002****               (0.01)            -         (0.01)         5.81
    SERIES III
      6/30/2004**** (Unaudited)                  (0.04)            -         (0.04)         8.72
      09/05/2003* to 12/31/2003****                  -             -             -          8.14
-------------------------------------------------------------------------------------------------
HEALTH SCIENCES TRUST
    SERIES I
      6/30/2004**** (Unaudited)                      -             -             -        $14.86
      12/31/2003****                                 -             -             -         13.39
      12/31/2002****                                 -       ($ 0.03)      ($ 0.03)         9.83
      4/30/2001* to 12/31/2001****                   -             -             -         13.54
    SERIES II
      6/30/2004**** (Unaudited)                      -             -             -         14.80
      12/31/2003****                                 -             -             -         13.36
      1/28/2002* to 12/31/2002****                   -         (0.03)        (0.03)         9.83
    SERIES III
      6/30/2004**** (Unaudited)                      -             -             -         14.86
      09/05/2003* to 12/31/2003****                  -             -             -         13.39
-------------------------------------------------------------------------------------------------

EMERGING GROWTH TRUST
    SERIES I
      6/30/2004**** (Unaudited)                      -       ($ 0.36)      ($ 0.36)       $15.66
      5/5/2003* to 12/31/2003****               ($0.61)            -         (0.61)        15.75
    SERIES II

      6/30/2004**** (Unaudited)                      -         (0.36)        (0.36)        15.62
      5/5/2003* to 12/31/2003****                (0.61)            -         (0.61)        15.73
    SERIES III
      6/30/2004**** (Unaudited)                      -         (0.36)        (0.36)        15.66
      09/05/2003* to 12/31/2003****              (0.61)            -         (0.61)        15.75
-------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                         RATIO OF
                                                         EXPENSES          RATIO OF NET
                 NET ASSETS            RATIO OF         TO AVERAGE          INVESTMENT
                   END OF              EXPENSES         NET ASSETS         INCOME (LOSS)     PORTFOLIO
 TOTAL            PERIOD              TO AVERAGE       AFTER EXPENSE        TO AVERAGE        TURNOVER
RETURN            (000'S)             NET ASSETS        REDUCTIONS          NET ASSETS         RATE++
------------------------------------------------------------------------------------------------------
  (0.17%)+   (b) $  519,466              1.15% (a)         1.12% (a)         (0.81%)(a)           29%  +
  50.39      (b)    557,623              1.19   +          1.16   +          (0.79)               56  ++
 (40.76)     (b)    358,553              1.17              1.15              (0.87)               59
 (41.25)     (b)    729,587              1.16              1.15              (0.80)              144
 (34.06)     (b)  1,262,181              1.15              1.14              (0.73)              133
  99.49           1,144,454              1.16              1.16              (0.40)              113

  (0.18) +   (b)     71,197              1.35  (a)         1.32  (a)         (1.01) (a)           29   +
  50.46      (b)     65,613              1.39   +          1.36   +          (0.99)               56  ++
 (39.81) +   (b)     11,064              1.37  (a)         1.35              (1.07) (a)           59

  (0.17) +   (b)         49              5.16  (a)         1.47  (a)         (1.16) (a)           29   +
   7.73  +   (b)          6             15.13  (a)         1.51  (a)         (1.00) (a)           56  ++
----------------------------------------------------------------------------------------------------------
   7.69% +       $   79,733              1.13% (a)         1.13% (a)          0.43% (a)           20%  +
  40.37              66,612              1.28              1.28               0.80                57
 (12.53)             45,937              1.23              1.23               0.24                28
 (18.57)             55,981              1.23              1.23               0.32                76
 (24.37)             83,370              1.03              1.03               0.61                55
  62.87              94,753              1.11              1.11               0.90                42

   7.69  +           27,823              1.33  (a)         1.33  (a)          0.25  (a)           20   +
  40.17              19,594              1.48              1.48               0.38                57
 (12.27) +            4,287              1.43  (a)         1.43  (a)         (0.28) (a)           28

   7.61  +  (b)          68              3.49  (a)         1.48  (a)          0.14  (a)           20   +
  10.75  +  (b)           3             22.22  (a)         1.63  (a)         (0.74) (a)           57
----------------------------------------------------------------------------------------------------------
  10.98% +  (b)  $  127,266              1.20% (a)         1.17% (a)         (0.82%)(a)           19%  +
  36.22     (b)     100,829              1.23              1.21              (0.82)               44
 (27.24)    (b)      62,075              1.25              1.23              (0.74)               55
   8.32  +  (b)      51,568              1.45  (a)         1.44  (a)         (0.76) (a)           81

  10.78  +  (b)      78,175              1.40  (a)         1.37  (a)         (1.02) (a)           19   +
  35.91     (b)      53,916              1.43              1.41              (1.04)               44
 (23.63) +  (b)      15,924              1.45  (a)         1.43  (a)         (1.02) (a)           55

  10.98  +  (b)         119              4.83  (a)         1.52  (a)         (1.17) (a)           19   +
   5.93  +  (b)          37             10.76  (a)         1.56  (a)         (1.31) (a)           44
----------------------------------------------------------------------------------------------------------

   1.70% +       $  263,168              0.95% (a)         0.95% (a)         (0.44%)(a)          122%  +
  30.84  +  (b)       3,178              2.54  (a)         1.35  (a)         (0.89) (a)          183

   1.57  +           12,687              1.15  (a)         1.15  (a)         (0.90) (a)          122   +
  30.68  +  (b)       6,080              2.74  (a)         1.55  (a)         (1.08) (a)          183

   1.70  +  (b)           7              8.81  (a)         1.30  (a)         (1.22) (a)          122   +
   4.77  +  (b)           -  ##        354.65  (a)         1.70  (a)          0.19  (a)          183
----------------------------------------------------------------------------------------------------------

**** Net investment income has been calculated using the average shares method.

*        Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

##       Amount is less than $1,000

+        Not Annualized

+ The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.18% and 1.15% for Series I and 1.38% and 1.35% for Series II, respectively.

++ The portfolio turnover rate does not include the assets acquired in the merger.

(a)      Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                           NET
                                                                         REALIZED
                                                                           AND
                                                                        UNREALIZED
                                                                      GAIN (LOSS) ON
                                               NET ASSET      NET       INVESTMENTS
                   YEAR OR                       VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM
                   PERIOD                      BEGINNING    INCOME       CURRENCY     INVESTMENT
                    ENDED                      OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS
-------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH TRUST
    SERIES I
      6/30/2004**** (Unaudited)                  $13.28    ($ 0.05)       $ 0.64        $ 0.59
      12/31/2003****                               9.92      (0.09)         3.45          3.36
      12/31/2002****                              13.22      (0.09)        (3.21)        (3.30)
      12/31/2001****                              17.86      (0.11)        (4.53)        (4.64)
      12/31/2000****                              17.34      (0.12)         0.64          0.52
      12/31/1999                                  13.04      (0.06)         4.36          4.30
    SERIES II
      6/30/2004**** (Unaudited)                   13.25      (0.06)         0.66          0.60
      12/31/2003****                               9.92      (0.12)         3.45          3.33
      01/28/2002* to 12/31/2002****               12.90      (0.12)        (2.86)        (2.98)
    SERIES III
      6/30/2004**** (Unaudited)                   13.28      (0.07)         0.66          0.59
      09/05/2003* to 12/31/2003****               12.46      (0.01)         0.83          0.82
-------------------------------------------------------------------------------------------------
EMERGING SMALL COMPANY TRUST
    SERIES I
      6/30/2004**** (Unaudited)                  $25.78    ($ 0.10)       $ 1.64        $ 1.54
      12/31/2003****                              18.45      (0.12)         7.45          7.33
      12/31/2002****                              26.06      (0.12)        (7.49)        (7.61)
      12/31/2001****                              35.02      (0.08)        (7.75)        (7.83)
      12/31/2000****                              40.74      (0.02)        (1.33)        (1.35)
      12/31/1999                                  23.82      (0.09)        17.35         17.26
    SERIES II
      6/30/2004**** (Unaudited)                   25.72      (0.13)         1.65          1.52
      12/31/2003****                              18.44      (0.18)         7.46          7.28
      1/28/2002* to 12/31/2002****                25.13      (0.11)        (6.58)        (6.69)
    SERIES III
      6/30/2004**** (Unaudited)                   25.78      (0.15)         1.69          1.54
      09/05/2003* to 12/31/2003****               23.96      (0.08)         1.90          1.82
----------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
    SERIES I
      6/30/2004**** (Unaudited)                  $11.40    ($ 0.01)       $ 0.05        $ 0.04
      12/31/2003****                               8.16      (0.01)         3.25          3.24
      12/31/2002****                              10.98          - #       (2.80)        (2.80)
      12/31/2001****                              11.31       0.03         (0.30)        (0.27)
      12/31/2000****                              15.76          - #       (3.11)        (3.11)
      5/01/1999* to 12/31/1999****                12.50      (0.01)         3.58          3.57
    SERIES II
      6/30/2004**** (Unaudited)                   11.38      (0.02)         0.05          0.03
      12/31/2003****                               8.15      (0.03)         3.26          3.23
      1/28/2002* to 12/31/2002****                10.69       0.01         (2.53)        (2.52)
-----------------------------------------------------------------------------------------------
SMALL COMPANY TRUST
    SERIES I
      5/3/2004* to 6/30/2004**** (Unaudited)     $12.50    ($ 0.01)       $ 0.71        $ 0.70
    SERIES II
      5/3/2004* to 6/30/2004**** (Unaudited)      12.50      (0.01)         0.71          0.70
    SERIES III
      5/3/2004* to 6/30/2004**** (Unaudited)      12.50      (0.01)         0.71          0.70

                                                  DIVIDENDS                                 NET ASSET
                   YEAR OR                         FROM NET   DISTRIBUTIONS                   VALUE,
                   PERIOD                         INVESTMENT  FROM CAPITAL      TOTAL         END OF
                    ENDED                          INCOME         GAINS      DISTRIBUTIONS    PERIOD
-----------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH TRUST
    SERIES I
      6/30/2004**** (Unaudited)                       -             -             -        $   13.87
      12/31/2003****                                  -             -             -            13.28
      12/31/2002****                                  -             -             -             9.92
      12/31/2001****                                  -             -             -            13.22
      12/31/2000****                                  -             -             -            17.86
      12/31/1999                                      -             -             -            17.34
    SERIES II
      6/30/2004**** (Unaudited)                       -             -             -            13.85
      12/31/2003****                                  -             -             -            13.25
      01/28/2002* to 12/31/2002****                   -             -             -             9.92
    SERIES III
      6/30/2004**** (Unaudited)                       -             -             -            13.87
      09/05/2003* to 12/31/2003****                   -             -             -            13.28
-----------------------------------------------------------------------------------------------------
EMERGING SMALL COMPANY TRUST
    SERIES I
      6/30/2004**** (Unaudited)                       -             -             -        $   27.32
      12/31/2003****                                  -             -             -            25.78
      12/31/2002****                                  -             -             -            18.45
      12/31/2001****                                  -       ($ 1.13)      ($ 1.13)           26.06
      12/31/2000****                                  -         (4.37)        (4.37)           35.02
      12/31/1999                                      -         (0.34)        (0.34)           40.74
    SERIES II
      6/30/2004**** (Unaudited)                       -             -             -            27.24
      12/31/2003****                                  -             -             -            25.72
      1/28/2002* to 12/31/2002****                    -             -             -            18.44
    SERIES III
      6/30/2004**** (Unaudited)                       -             -             -            27.32
      09/05/2003* to 12/31/2003****                   -             -             -            25.78
-----------------------------------------------------------------------------------------------------
SMALL COMPANY BLEND TRUST
    SERIES I
      6/30/2004**** (Unaudited)                       -             -             -        $   11.44
      12/31/2003****                                  -             -             -            11.40
      12/31/2002****                            ($ 0.02)            -       ($ 0.02)            8.16
      12/31/2001****                                  -       ($ 0.06)        (0.06)           10.98
      12/31/2000****                                  -         (1.34)        (1.34)           11.31
      5/01/1999* to 12/31/1999****                    -         (0.31)        (0.31)           15.76
    SERIES II
      6/30/2004**** (Unaudited)                       -             -             -            11.41
      12/31/2003****                                  -             -             -            11.38
      1/28/2002* to 12/31/2002****                (0.02)            -         (0.02)            8.15
-----------------------------------------------------------------------------------------------------
SMALL COMPANY TRUST
    SERIES I
      5/3/2004* to 6/30/2004**** (Unaudited)          -             -             -        $   13.20
    SERIES II
      5/3/2004* to 6/30/2004**** (Unaudited)          -             -             -            13.20
    SERIES III
      5/3/2004* to 6/30/2004**** (Unaudited)          -             -             -            13.20
-----------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                          RATIO OF
                                                          EXPENSES       RATIO OF NET
                  NET ASSETS            RATIO OF         TO AVERAGE       INVESTMENT
                    END OF              EXPENSES         NET ASSETS      INCOME (LOSS)       PORTFOLIO
  TOTAL             PERIOD             TO AVERAGE       AFTER EXPENSE     TO AVERAGE          TURNOVER
 RETURN            (000'S)             NET ASSETS        REDUCTIONS       NET ASSETS           RATE++
--------------------------------------------------------------------------------------------------------
   4.44% +         $308,934              1.08% (a)         1.08% (a)         (0.76%) (a)          50%  +
  33.87             261,138              1.09              1.09              (0.81)               71
 (24.96)            225,798              1.09              1.09              (0.80)              104
 (25.98)            309,746              1.07              1.07              (0.73)               96
   3.00             416,643              1.07              1.07              (0.61)               70
  32.98             135,503              1.15              1.15              (0.59)              161

   4.53  +           96,951              1.28  (a)         1.28  (a)         (0.95)  (a)          50   +
  33.57              40,267              1.29              1.29              (1.03)               71
 (23.10) +           17,322              1.29  (a)         1.29  (a)         (1.27)  (a)         104

   4.44  +               20              1.43  (a)         1.43  (a)         (1.08)  (a)          50   +
   6.58  +                -  ##          1.44  (a)         1.44  (a)         (0.25)  (a)          71
----------------------------------------------------------------------------------------------------------

   5.97% +         $391,024              1.11% (a)         1.11% (a)          (.79%) (a)          34%  +
  39.73             401,433              1.11              1.11              (0.58)               51
 (29.20)            293,594              1.12              1.12              (0.57)               35
 (22.24)            447,673              1.12              1.12              (0.30)               48
  (4.30)            573,471              1.10              1.10              (0.04)               23
  73.53             453,152              1.12              1.12              (0.35)              136

   5.91  +           99,995              1.31  (a)         1.31  (a)         (0.99)  (a)          34   +
  39.48              82,836              1.31              1.31              (0.82)               51
 (26.62) +           17,791              1.32  (a)         1.32  (a)         (0.63)  (a)          35

   5.97  +  (b)          18              5.38  (a)         1.46  (a)         (1.13)  (a)          34   +
   7.60  +  (b)           1             20.19  (a)         1.46  (a)         (0.98)  (a)          51
----------------------------------------------------------------------------------------------------------

   0.35% +         $140,991              1.14% (a)         1.14% (a)          (.18%) (a)          23%  +
  39.71             150,801              1.15              1.15              (0.08)               37
 (25.55)            106,357              1.15              1.15              (0.04)               48
  (2.31)            161,250              1.17              1.17               0.29                39
 (19.74)             95,123              1.19              1.19              (0.01)               49
  28.56  +           53,514              1.30  (a)         1.30  (a)         (0.12)  (a)          28

   0.26  +           68,588              1.34  (a)         1.34  (a)         (0.37)  (a)          23   +
  39.63              59,724              1.35              1.35              (0.29)               37
 (23.63) +           16,014              1.35  (a)         1.35  (a)          0.12   (a)          48
----------------------------------------------------------------------------------------------------------

   5.60% +         $ 20,189              1.51% (a)         1.51% (a)          (.40%) (a)          27%  +

   5.60  +           16,811              1.71  (a)         1.71  (a)         (0.62)  (a)          27   +

   5.60  +                1              1.86  (a)         1.86  (a)         (0.39%) (a)          27   +
----------------------------------------------------------------------------------------------------------

**** Net investment income has been calculated using the average shares method.

*        Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+        Not Annualized

#        Amount is less than $.01 per share.

##       Amount is less than $1,000

(a)      Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    NET REALIZED
                                                                   AND UNREALIZED
                                                                   GAIN (LOSS) ON
                                         NET ASSET        NET       INVESTMENTS
              YEAR OR                      VALUE,      INVESTMENT   AND FOREIGN      TOTAL FROM
              PERIOD                     BEGINNING       INCOME      CURRENCY        INVESTMENT
              ENDED                      OF PERIOD       (LOSS)     TRANSACTIONS     OPERATIONS
--------------------------------------------------------------------------------------------------
DYNAMIC GROWTH
    SERIES I
      6/30/2004**** (Unaudited)            $ 4.40       ($ 0.02)        $ 0.04         $ 0.02
      12/31/2003****                         3.41         (0.03)          1.02           0.99
      12/31/2002****                         4.76         (0.02)         (1.33)         (1.35)
      12/31/2001****                         7.98         (0.02)         (3.19)         (3.21)
      5/1/2000* to 12/31/2000****           12.50          0.02          (4.54)         (4.52)
    SERIES II
      6/30/2004**** (Unaudited)              4.39         (0.02)          0.04           0.02
      12/31/2003****                         3.40         (0.03)          1.02           0.99
      01/28/2002* to 12/31/2002****          4.40         (0.03)         (0.97)         (1.00)
--------------------------------------------------------------------------------------------------

MID CAP STOCK TRUST
    SERIES I
      6/30/2004**** (Unaudited)            $11.87       ($ 0.03)        $ 1.10         $ 1.07
      12/31/2003****                         8.34         (0.05)          3.58           3.53
      12/31/2002****                        10.77         (0.05)         (2.38)         (2.43)
      12/31/2001****                        12.10         (0.04)         (1.29)         (1.33)
      12/31/2000****                        12.60         (0.01)         (0.49)         (0.50)
      5/1/1999* to 12/31/1999               12.50         (0.01)          0.11           0.10
    SERIES II
      6/30/2004**** (Unaudited)             11.84         (0.04)          1.10           1.06
      12/31/2003****                         8.34         (0.08)          3.58           3.50
      1/28/2002* to 12/31/2002****          10.64         (0.05)         (2.25)         (2.30)
    SERIES III
      6/30/2004**** (Unaudited)             11.87         (0.05)          1.12           1.07
      09/05/2003* to 12/31/2003****         10.75         (0.04)          1.16           1.12
--------------------------------------------------------------------------------------------------

NATURAL RESOURCES TRUST
    SERIES I
      6/30/2004**** (Unaudited)            $18.00        $ 0.07         $ 0.46         $ 0.53
      5/5/2003* to 12/31/2003****           12.50          0.05           5.45           5.50
    SERIES II
      6/30/2004**** (Unaudited)             17.98          0.05           0.45           0.50
      5/5/2003* to 12/31/2003****           12.50          0.02           5.46           5.48
    SERIES III
      6/30/2004**** (Unaudited)             18.00          0.04           0.48           0.52
      5/5/2003* to 12/31/2003****           14.72         (0.01)          3.29           3.28
--------------------------------------------------------------------------------------------------

ALL CAP GROWTH TRUST
    SERIES I
      6/30/2004**** (Unaudited)            $14.41       ($ 0.03)        $ 0.34         $ 0.31
      12/31/2003****                        11.15         (0.05)          3.31           3.26
      12/31/2002****                        14.75         (0.06)         (3.54)         (3.60)
      12/31/2001****                        20.65         (0.06)         (4.81)         (4.87)
      12/31/2000****                        24.89         (0.09)         (2.32)         (2.41)
      12/31/1999****                        19.77         (0.08)          7.87           7.79
    SERIES II
      6/30/2004**** (Unaudited)             14.37         (0.04)          0.34           0.30
      12/31/2003****                        11.14         (0.07)          3.30           3.23
      1/28/2002* to 12/31/2002****          14.49         (0.06)         (3.29)         (3.35)
    SERIES III
      6/30/2004**** (Unaudited)             14.41         (0.05)          0.36           0.31
      09/05/2003* to 12/31/2003****         13.48         (0.03)          0.96           0.93
--------------------------------------------------------------------------------------------------

                                            DIVIDENDS                                     NET ASSET
              YEAR OR                        FROM NET    DISTRIBUTIONS                      VALUE,
              PERIOD                        INVESTMENT   FROM CAPITAL        TOTAL          END OF
              ENDED                          INCOME          GAINS       DISTRIBUTIONS      PERIOD
---------------------------------------------------------------------------------------------------
DYNAMIC GROWTH
    SERIES I
      6/30/2004**** (Unaudited)                    -              -              -         $ 4.42
      12/31/2003****                               -              -              -           4.40
      12/31/2002****                               -              -              -           3.41
      12/31/2001****                         ($ 0.01)             -        ($ 0.01)          4.76
      5/1/2000* to 12/31/2000****                  -              -              -           7.98
    SERIES II
      6/30/2004**** (Unaudited)                    -              -              -           4.41
      12/31/2003****                               -              -              -           4.39
      01/28/2002* to 12/31/2002****                -              -              -           3.40
---------------------------------------------------------------------------------------------------

MID CAP STOCK TRUST
    SERIES I
      6/30/2004**** (Unaudited)                    -              -              -         $12.94
      12/31/2003****                               -              -              -          11.87
      12/31/2002****                               -              -              -           8.34
      12/31/2001****                               -              -              -          10.77
      12/31/2000****                               -              -              -          12.10
      5/1/1999* to 12/31/1999                      -              -              -          12.60
    SERIES II
      6/30/2004**** (Unaudited)                    -              -              -          12.90
      12/31/2003****                               -              -              -          11.84
      1/28/2002* to 12/31/2002****                 -              -              -           8.34
    SERIES III
      6/30/2004**** (Unaudited)                    -              -              -          12.94
      09/05/2003* to 12/31/2003****                -              -              -          11.87
---------------------------------------------------------------------------------------------------

NATURAL RESOURCES TRUST
    SERIES I
      6/30/2004**** (Unaudited)              ($ 0.02)       ($ 0.33)       ($ 0.35)        $18.18
      5/5/2003* to 12/31/2003****                  -              -              -          18.00
    SERIES II
      6/30/2004**** (Unaudited)                (0.01)         (0.33)         (0.34)         18.14
      5/5/2003* to 12/31/2003****                  -              -              -          17.98
    SERIES III
      6/30/2004**** (Unaudited)                (0.03)         (0.33)         (0.36)         18.16
      5/5/2003* to 12/31/2003****                  -              -              -          18.00
---------------------------------------------------------------------------------------------------

ALL CAP GROWTH TRUST
    SERIES I
      6/30/2004**** (Unaudited)                    -              -              -         $14.72
      12/31/2003****                               -              -              -          14.41
      12/31/2002****                               -              -              -          11.15
      12/31/2001****                               -        ($ 1.03)       ($ 1.03)         14.75
      12/31/2000****                               -          (1.83)         (1.83)         20.65
      12/31/1999****                               -          (2.67)         (2.67)         24.89
    SERIES II
      6/30/2004**** (Unaudited)                    -              -              -          14.67
      12/31/2003****                               -              -              -          14.37
      1/28/2002* to 12/31/2002****                 -              -              -          11.14
    SERIES III
      6/30/2004**** (Unaudited)                    -              -              -          14.72
      09/05/2003* to 12/31/2003****                -              -              -          14.41
---------------------------------------------------------------------------------------------------

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                        RATIO OF
                                                        EXPENSES          RATIO OF NET
                 NET ASSETS            RATIO OF        TO AVERAGE          INVESTMENT
                   END OF              EXPENSES        NET ASSETS         INCOME (LOSS)      PORTFOLIO
TOTAL              PERIOD             TO AVERAGE      AFTER EXPENSE       TO AVERAGE         TURNOVER
RETURN            (000'S)             NET ASSETS       REDUCTIONS         NET ASSETS           RATE++
---------------------------------------------------------------------------------------------------------
  0.45% +         $130,637              1.07% (a)         1.07% (a)         (0.71%)(a)           69%   +
 29.03             140,190              1.09   +          1.09              (0.68)              133   ++
(28.36)             63,745              1.10              1.10              (0.55)              165
(40.24)            132,709              1.08              1.08              (0.43)              180
(36.16) +          135,758              1.07  (a)         1.07  (a)          0.35  (a)           80

  0.46  +           39,183              1.27  (a)         1.27  (a)         (0.91) (a)           69    +
 29.12              41,792              1.29   +          1.29              (0.88)              133   ++
(22.73) +            4,242              1.30  (a)         1.30  (a)         (0.81) (a)          165
---------------------------------------------------------------------------------------------------------

  9.01% +         $315,572              0.97% (a)         0.97% (a)         (0.52%)(a)           58%   +
 42.33             260,191              0.99              0.99              (0.55)              132
(22.56)            186,950              1.00              1.00              (0.53)              128
(10.99)            153,732              1.00              1.00              (0.36)              170
 (3.97)            122,350              1.00              1.00              (0.11)              300
  0.80  +           99,504              1.03  (a)         1.03  (a)         (0.15) (a)           36

  8.95  +          179,803              1.17  (a)         1.17  (a)         (0.71) (a)           58    +
 41.97             116,299              1.19              1.19              (0.75)              132
(21.62) +           31,611              1.20  (a)         1.20  (a)         (0.70) (a)          128

  9.01  +  (b)          49              4.30  (a)         1.32  (a)         (0.87) (a)           58    +
 10.42  +  (b)           6             39.49  (a)         1.34  (a)         (1.05) (a)          132
---------------------------------------------------------------------------------------------------------

  2.92% +         $179,112              1.14% (a)         1.14% (a)          0.76% (a)           20%   +
 44.00  +           90,099              1.21  (a)         1.21  (a)          0.54  (a)           23

  2.79  +          192,664              1.34  (a)         1.34  (a)          0.56  (a)           20    +
 43.84  +           74,882              1.41  (a)         1.41  (a)          0.23  (a)           23

  2.86  +  (b)         120              3.68  (a)         1.49  (a)          0.50  (a)           20    +
 22.28  +  (b)           2             45.65  (a)         1.56  (a)         (0.20) (a)           23
---------------------------------------------------------------------------------------------------------

  2.15% +         $479,963              1.00% (a)         1.00% (a)         (0.38%)(a)           35%   +
 29.24             520,181              1.01              1.01              (0.38)               58
(24.41)            456,752              1.02              1.02              (0.43)               80
(23.77)            637,879              1.01              1.01              (0.39)               69
(10.79)            873,214              1.00              1.00              (0.37)              103
 44.69             662,674              1.03              1.03              (0.46)              193

  2.09  +          104,683              1.20  (a)         1.20  (a)         (0.57) (a)           35    +
 28.99              87,300              1.21              1.21              (0.58)               58
(23.12) +           24,896              1.22  (a)         1.22  (a)         (0.54) (a)           80

  2.15  +               25              1.35  (a)         1.35  (a)         (0.71) (a)           35    +
  6.90  +                2              1.36  (a)         1.36  (a)         (0.61) (a)           58
---------------------------------------------------------------------------------------------------------

**** Net investment income has been calculated using the average shares method.

*        Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+        Not Annualized

+ The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.08% for Series I and 1.28% for Series II.

++ The portfolio turnover rate does not include the assets acquired in the merger.

(a)      Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                       NET REALIZED
                                                                      AND UNREALIZED
                                                                      GAIN (LOSS) ON
                                              NET ASSET      NET       INVESTMENTS
           YEAR OR                             VALUE,    INVESTMENT    AND FOREIGN    TOTAL FROM
            PERIOD                            BEGINNING    INCOME        CURRENCY     INVESTMENT
            ENDED                             OF PERIOD    (LOSS)      TRANSACTIONS   OPERATIONS
------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
     SERIES I
        6/30/2004**** (Unaudited)                $ 9.74     ($ 0.01)          $ 0.46      $ 0.44
        12/31/2003****                             7.74        0.01             1.99        2.00
        12/31/2002****                            12.64       (0.03)           (4.87)      (4.90)
        12/31/2001****                            17.52       (0.02)           (2.47)      (2.49)
        12/31/2000****                            21.90        0.08            (1.20)      (1.12)
        12/31/1999                                19.48        0.07             4.75        4.82
     SERIES II
        6/30/2004**** (Unaudited)                  9.71       (0.02)            0.48        0.46
        12/31/2003****                             7.73       (0.01)            1.99        1.98
        01/28/2002* to 12/31/2002****             11.99           - #          (4.26)      (4.26)
------------------------------------------------------------------------------------------------

FINANCIAL SERVICES TRUST
     SERIES I
        6/30/2004**** (Unaudited)                $12.73      $ 0.02           $ 0.27      $ 0.29
        12/31/2003****                             9.55        0.06             3.14        3.20
        12/31/2002****                            11.63        0.03            (2.11)      (2.08)
        4/30/2001* to 12/31/2001****              12.50        0.01            (0.88)      (0.87)
     SERIES II
        6/30/2004**** (Unaudited)                 12.69        0.01             0.26        0.27
        12/31/2003****                             9.54        0.04             3.14        3.18
        1/28/2002* to 12/31/2002****              11.48        0.03            (1.97)      (1.94)
     SERIES III
        6/30/2004**** (Unaudited)                 12.73           - #           0.27        0.27
        09/05/2003* to 12/31/2003****             11.28        0.04             1.41        1.45
------------------------------------------------------------------------------------------------

INTERNATIONAL STOCK TRUST
     SERIES I
        6/30/2004**** (Unaudited)                $ 9.69      $ 0.08           $ 0.01      $ 0.09
        12/31/2003****                             7.48        0.08             2.17        2.25
        12/31/2002****                             9.59        0.07            (2.14)      (2.07)
        12/31/2001****                            12.81        0.04            (2.75)      (2.71)
        12/31/2000****                            15.43        0.01            (2.56)      (2.55)
        12/31/1999                                12.98        0.08             3.76        3.84
     SERIES II
        6/30/2004**** (Unaudited)                  9.68        0.08             0.00        0.08
        12/31/2003****                             7.48        0.05             2.20        2.25
        1/28/2002* to 12/31/2002****               9.92       (0.01)           (2.39)      (2.40)
     SERIES III
        6/30/2004**** (Unaudited)                  9.69        0.07             0.01        0.08
        09/05/2003* to 12/31/2003****              8.42       (0.02)            1.29        1.27
------------------------------------------------------------------------------------------------

OVERSEAS TRUST
     SERIES I
        6/30/2004**** (Unaudited)                $ 9.57      $ 0.04          ($ 0.05)    ($ 0.01)
        12/31/2003****                             6.69        0.04             2.87        2.91
        12/31/2002****                             8.56        0.03            (1.86)      (1.83)
        12/31/2001****                            11.91        0.07            (2.47)      (2.40)
        12/31/2000****                            15.92        0.05            (2.84)      (2.79)
        12/31/1999                                11.33        0.08             4.51        4.59
     SERIES II
        6/30/2004**** (Unaudited)                  9.55        0.03            (0.06)      (0.03)
        12/31/2003****                             6.69        0.01             2.89        2.90
        1/28/2002* to 12/31/2002****               8.25       (0.02)           (1.50)      (1.52)
     SERIES III
        6/30/2004**** (Unaudited)                  9.57        0.03            (0.05)      (0.02)
        09/05/2003* to 12/31/2003****              8.24       (0.02)            1.35        1.33
------------------------------------------------------------------------------------------------

                                               DIVIDENDS                                  NET ASSET
           YEAR OR                             FROM NET    DISTRIBUTIONS                   VALUE,
            PERIOD                            INVESTMENT   FROM CAPITAL       TOTAL        END OF
            ENDED                               INCOME         GAINS      DISTRIBUTIONS    PERIOD
---------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES TRUST
     SERIES I
        6/30/2004**** (Unaudited)                ($ 0.01)              -        ($ 0.01)    $ 10.17
        12/31/2003****                                 -               -              -        9.74
        12/31/2002****                                 -               -              -        7.74
        12/31/2001****                             (0.08)        ($ 2.31)         (2.39)      12.64
        12/31/2000****                             (0.07)          (3.19)         (3.26)      17.52
        12/31/1999                                 (0.09)          (2.31)         (2.40)      21.90
     SERIES II
        6/30/2004**** (Unaudited)                      - #             -              -       10.17
        12/31/2003****                                 -               -              -        9.71
        01/28/2002* to 12/31/2002****                  -               -              -        7.73
---------------------------------------------------------------------------------------------------

FINANCIAL SERVICES TRUST
     SERIES I
        6/30/2004**** (Unaudited)                ($ 0.05)              -        ($ 0.05)    $ 12.97
        12/31/2003****                             (0.02)              -          (0.02)      12.73
        12/31/2002****                                 - #             -              - #      9.55
        4/30/2001* to 12/31/2001****                   - #             -              - #     11.63
     SERIES II
        6/30/2004**** (Unaudited)                  (0.04)              -          (0.04)      12.92
        12/31/2003****                             (0.03)              -          (0.03)      12.69
        1/28/2002* to 12/31/2002****                   - #             -              - #      9.54
     SERIES III
        6/30/2004**** (Unaudited)                  (0.06)              -          (0.06)      12.94
        09/05/2003* to 12/31/2003****                  -               -              -       12.73
---------------------------------------------------------------------------------------------------

INTERNATIONAL STOCK TRUST
     SERIES I
        6/30/2004**** (Unaudited)                ($ 0.08)              -        ($ 0.08)    $  9.70
        12/31/2003****                             (0.04)              -          (0.04)       9.69
        12/31/2002****                             (0.04)              -          (0.04)       7.48
        12/31/2001****                             (0.02)        ($ 0.49)         (0.51)       9.59
        12/31/2000****                                 -           (0.07)         (0.07)      12.81
        12/31/1999                                 (0.07)          (1.32)         (1.39)      15.43
     SERIES II
        6/30/2004**** (Unaudited)                  (0.08)              -          (0.08)       9.68
        12/31/2003****                             (0.05)              -          (0.05)       9.68
        1/28/2002* to 12/31/2002****               (0.04)              -          (0.04)       7.48
     SERIES III
        6/30/2004**** (Unaudited)                  (0.09)              -          (0.09)       9.68
        09/05/2003* to 12/31/2003****                  -               -              -        9.69
---------------------------------------------------------------------------------------------------

OVERSEAS TRUST
     SERIES I
        6/30/2004**** (Unaudited)                ($ 0.04)              -        ($ 0.04)    $  9.52
        12/31/2003****                             (0.03)              -          (0.03)       9.57
        12/31/2002****                             (0.04)              -          (0.04)       6.69
        12/31/2001****                             (0.03)        ($ 0.92)         (0.95)       8.56
        12/31/2000****                             (0.13)          (1.09)         (1.22)      11.91
        12/31/1999                                     -               -              -       15.92
     SERIES II
        6/30/2004**** (Unaudited)                  (0.03)              -          (0.03)       9.49
        12/31/2003****                             (0.04)              -          (0.04)       9.55
        1/28/2002* to 12/31/2002****               (0.04)              -          (0.04)       6.69
     SERIES III
        6/30/2004**** (Unaudited)                  (0.05)              -          (0.05)       9.50
        09/05/2003* to 12/31/2003****                  -               -              -        9.57
---------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                RATIO OF
                                                EXPENSES          RATIO OF NET
             NET ASSETS      RATIO OF          TO AVERAGE          INVESTMENT
               END OF        EXPENSES          NET ASSETS         INCOME (LOSS)       PORTFOLIO
 TOTAL         PERIOD       TO AVERAGE        AFTER EXPENSE        TO AVERAGE          TURNOVER
RETURN         (000'S)      NET ASSETS         REDUCTIONS          NET ASSETS           RATE++
-----------------------------------------------------------------------------------------------
  4.51% +    $  512,439           0.92% (a)            0.92% (a)          (0.29%)(a)         63% +
 25.84          533,891           0.93                 0.93                0.10             185
(38.77)         513,567           0.92                 0.92               (0.28)            229
(15.25)       1,057,285           0.91                 0.91               (0.12)            260
 (6.37)       1,425,677           0.90                 0.90                0.41             165
 27.75        1,673,228           0.88                 0.88                0.34             129

  4.76  +        27,138           1.12  (a)            1.12  (a)          (0.48) (a)         63  +
 25.61           22,968           1.13                 1.13               (0.13)            185
(35.53) +         9,181           1.12  (a)            1.12  (a)           0.02  (a)        229
-----------------------------------------------------------------------------------------------

  2.26% +    $   52,602           1.01% (a)            1.01% (a)           0.36% (a)         19% +
 33.58           52,467           1.05                 1.05                0.58              25
(17.88)          37,132           1.07                 1.07                0.31              34
 (6.93) +        24,840           1.21  (a)            1.21  (a)           0.08  (a)         53

  2.11  +        41,363           1.21  (a)            1.21  (a)           0.17  (a)         19  +
 33.40           36,337           1.25                 1.25                0.37              25
(16.90) +        12,138           1.27  (a)            1.27  (a)           0.37  (a)         34

  2.14  +(b)         30           4.80  (a)            1.36  (a)           0.05  (a)         19  +
 12.85  +(b)          - ##      186.33  (a)            1.40  (a)           0.97  (a)         25
-----------------------------------------------------------------------------------------------

  0.92% +    $  320,903           1.14% (a)            1.14% (a)           1.60% (a)         36% +
 30.27          289,227           1.17                 1.17                1.07             159
(21.69)  (b)    246,794           1.18                 1.17                0.77              78
(21.54)  (b)    265,353           1.22                 1.21                0.42              31
(16.57)  (b)    298,054           1.24                 1.23                0.10              39
 29.71          231,729           1.25                 1.25                0.58              39

  0.78  +       165,119           1.34  (a)            1.34  (a)           1.56  (a)         36  +
 30.26           99,529           1.37                 1.37                0.65             159
(24.29) +(b)     32,674           1.38  (a)            1.37  (a)          (0.20) (a)         78

  0.83  +            56           1.49  (a)            1.49  (a)           1.41  (a)         36  +
 15.08  +             2           1.52  (a)            1.52  (a)          (0.58) (a)        159
-----------------------------------------------------------------------------------------------

 (0.17%)+    $  439,228           1.13% (a)            1.13% (a)           0.79% (a)         43% +
 43.83          364,179           1.13                 1.13                0.51             103
(21.44)         298,843           1.10                 1.10                0.37              81
(21.10)         428,911           1.10                 1.10                0.76             100
(18.72)         488,582           1.15                 1.15                0.40             142
 40.51          404,223           1.21                 1.21                0.73             147

 (0.31) +       204,586           1.33  (a)            1.33  (a)           0.69  (a)         43  +
 43.71           96,010           1.33                 1.33                0.19             103
(18.49) +        27,680           1.30  (a)            1.30  (a)          (0.24) (a)         81

 (0.27) +            68           1.48  (a)            1.48  (a)           0.57  (a)         43  +
 16.14  +             5           1.48  (a)            1.48  (a)          (0.67) (a)        103
-----------------------------------------------------------------------------------------------

**** Net investment income has been calculated using the average shares method.

*      Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+      Not Annualized

#      Amount is less than $.01 per share.

##     Amount is less than $1,000

(a)    Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          NET REALIZED
                                                                         AND UNREALIZED
                                                                         GAIN (LOSS) ON
                                                NET ASSET      NET        INVESTMENTS
          YEAR OR                                VALUE,    INVESTMENT     AND FOREIGN    TOTAL FROM
           PERIOD                               BEGINNING    INCOME         CURRENCY     INVESTMENT
           ENDED                                OF PERIOD    (LOSS)       TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP TRUST
     SERIES I
        6/30/2004**** (Unaudited)                 $ 14.56     $  0.18            $ 0.90      $ 1.08
        12/31/2003****                               9.41        0.08              5.07        5.15
        12/31/2002****                              11.30       (0.04)            (1.85)      (1.89)
        12/31/2001****                              16.40           - #           (5.10)      (5.10)
        12/31/2000****                              28.16       (0.15)            (6.33)      (6.48)
        12/31/1999                                  15.28       (0.07)            13.00       12.93
     SERIES II
        6/30/2004**** (Unaudited)                   14.54        0.17              0.90        1.07
        12/31/2003****                               9.41        0.05              5.08        5.13
        01/28/2002* to 12/31/2002****               11.35       (0.07)            (1.87)      (1.94)
     SERIES III
        6/30/2004**** (Unaudited)                   14.56        0.19              0.88        1.07
        09/05/2003* to 12/31/2003****               12.69       (0.01)             1.88        1.87
---------------------------------------------------------------------------------------------------

INTERNATIONAL VALUE TRUST
     SERIES I
        6/30/2004**** (Unaudited)                 $ 12.33     $  0.18            $ 0.44      $ 0.62
        12/31/2003****                               8.60        0.21              3.60        3.81
        12/31/2002****                              10.54        0.14             (2.01)      (1.87)
        12/31/2001****                              12.06        0.14             (1.34)      (1.20)
        12/31/2000****                              12.98        0.20             (1.04)      (0.84)
        5/1/1999* to 12/31/1999                     12.50        0.08              0.40        0.48
     SERIES II
        6/30/2004**** (Unaudited)                   12.29        0.17              0.44        0.61
        12/31/2003****                               8.60        0.18              3.60        3.78
        1/28/2002* to 12/31/2002****                10.31        0.01             (1.65)      (1.64)
     SERIES III
        6/30/2004**** (Unaudited)                   12.33        0.16              0.46        0.62
        09/05/2003* to 12/31/2003****               10.79        0.01              1.53        1.54
---------------------------------------------------------------------------------------------------

QUANTITATIVE MID CAP TRUST
     SERIES I
        6/30/2004**** (Unaudited)                 $ 10.93    ($  0.01)           $ 0.83      $ 0.82
        12/31/2003****                               7.89       (0.01)             3.05        3.04
        12/31/2002****                              10.20       (0.01)            (2.30)      (2.31)
        4/30/2001* to 12/31/2001****                12.50           - #           (2.30)      (2.30)
     SERIES II
        6/30/2004**** (Unaudited)                   10.90       (0.02)             0.82        0.80
        12/31/2003****                               7.88       (0.03)             3.05        3.02
        1/28/2002* to 12/31/2002****                10.03       (0.02)            (2.13)      (2.15)
---------------------------------------------------------------------------------------------------

MID CAP CORE TRUST
     SERIES I
        6/30/2004**** (Unaudited)                 $ 15.32    ($  0.01)           $ 1.28      $ 1.27
        5/5/2003* to 12/31/2003****                 12.50       (0.01)             2.83        2.82
     SERIES II
        6/30/2004**** (Unaudited)                   15.30       (0.02)             1.28        1.26
        5/5/2003* to 12/31/2003****                 12.50       (0.03)             2.83        2.80
     SERIES III
        6/30/2004**** (Unaudited)                   15.32           - #            1.27        1.27
        09/05/2003* to 12/31/2003****               14.47        0.04              0.81        0.85
---------------------------------------------------------------------------------------------------

                                               DIVIDENDS                                   NET ASSET
          YEAR OR                              FROM NET    DISTRIBUTIONS                    VALUE,
           PERIOD                             INVESTMENT   FROM CAPITAL        TOTAL        END OF
           ENDED                                INCOME         GAINS       DISTRIBUTIONS    PERIOD
----------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL CAP TRUST
     SERIES I
        6/30/2004**** (Unaudited)                ($ 0.02)              -         ($ 0.02)    $ 15.62
        12/31/2003****                                 -               -               -       14.56
        12/31/2002****                                 -               -               -        9.41
        12/31/2001****                                 -               -               -       11.30
        12/31/2000****                                 -         ($ 5.28)          (5.28)      16.40
        12/31/1999                                 (0.05)              -           (0.05)      28.16
     SERIES II
        6/30/2004**** (Unaudited)                  (0.02)              -           (0.02)      15.59
        12/31/2003****                                 -               -               -       14.54
        01/28/2002* to 12/31/2002****                  -               -               -        9.41
     SERIES III
        6/30/2004**** (Unaudited)                  (0.03)              -           (0.03)      15.60
        09/05/2003* to 12/31/2003****                  -               -               -       14.56
----------------------------------------------------------------------------------------------------

INTERNATIONAL VALUE TRUST
     SERIES I
        6/30/2004**** (Unaudited)                ($ 0.16)              -         ($ 0.16)    $ 12.79
        12/31/2003****                             (0.08)              -           (0.08)      12.33
        12/31/2002****                             (0.07)              -           (0.07)       8.60
        12/31/2001****                             (0.12)        ($ 0.20)          (0.32)      10.54
        12/31/2000****                             (0.05)          (0.03)          (0.08)      12.06
        5/1/1999* to 12/31/1999                        -               -               -       12.98
     SERIES II
        6/30/2004**** (Unaudited)                  (0.15)              -           (0.15)      12.75
        12/31/2003****                             (0.09)              -           (0.09)      12.29
        1/28/2002* to 12/31/2002****               (0.07)              -           (0.07)       8.60
     SERIES III
        6/30/2004**** (Unaudited)                  (0.18)              -           (0.18)      12.77
        09/05/2003* to 12/31/2003****                  -               -               -       12.33
----------------------------------------------------------------------------------------------------

QUANTITATIVE MID CAP TRUST
     SERIES I
        6/30/2004**** (Unaudited)                      -               -               -     $ 11.75
        12/31/2003****                                 -               -               -       10.93
        12/31/2002****                                 -               -               -        7.89
        4/30/2001* to 12/31/2001****                   -               -               -       10.20
     SERIES II
        6/30/2004**** (Unaudited)                      -               -               -       11.70
        12/31/2003****                                 -               -               -       10.90
        1/28/2002* to 12/31/2002****                   -               -               -        7.88
----------------------------------------------------------------------------------------------------

MID CAP CORE TRUST
     SERIES I
        6/30/2004**** (Unaudited)                      -         ($ 0.14)        ($ 0.14)    $ 16.45
        5/5/2003* to 12/31/2003****                    -               -               -       15.32
     SERIES II
        6/30/2004**** (Unaudited)                      -           (0.14)          (0.14)      16.42
        5/5/2003* to 12/31/2003****                    -               -               -       15.30
     SERIES III
        6/30/2004**** (Unaudited)                      -           (0.14)          (0.14)      16.45
        09/05/2003* to 12/31/2003****                  -               -               -       15.32
----------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                               RATIO OF
                                               EXPENSES          RATIO OF NET
               NET ASSETS     RATIO OF        TO AVERAGE          INVESTMENT
                 END OF       EXPENSES        NET ASSETS         INCOME (LOSS)       PORTFOLIO
 TOTAL           PERIOD      TO AVERAGE      AFTER EXPENSE        TO AVERAGE          TURNOVER
RETURN           (000'S)     NET ASSETS       REDUCTIONS          NET ASSETS           RATE++
----------------------------------------------------------------------------------------------
  7.41% +       $ 277,197          1.22% (a)          1.22% (a)           2.32% (a)          9% +
 54.73            245,603          1.32               1.32                0.66             140
(16.73)           100,006          1.57               1.57               (0.40)            501
(31.10)           146,451          1.60               1.60               (0.01)            721
(29.16)           257,406          1.54               1.54               (0.67)            529
 84.92            239,961          1.37               1.37               (0.41)            309

  7.33  +         123,856          1.42  (a)          1.42  (a)           2.26  (a)          9  +
 54.52             73,655          1.52               1.52                0.41             140
(17.09) +           4,848          1.77  (a)          1.77  (a)          (0.73) (a)        501

  7.36  + (b)          48          4.81  (a)          1.57  (a)           2.57  (a)          9  +
 14.74  + (b)           9         15.64  (a)          1.59  (a)          (0.19) (a)        140
----------------------------------------------------------------------------------------------

  5.04% + (b)   $ 381,885          1.07% (a)          0.98% (a)           2.87% (a)         12% +
 44.86    (b)     267,454          1.13               1.12                2.18              51
(17.84)           228,882          1.12               1.12                1.45              26
 (9.97)           208,230          1.15               1.15                1.32              33
 (6.46)           158,511          1.18               1.18                1.63              41
  3.84  +         100,970          1.23  (a)          1.23  (a)           1.27  (a)          4

  4.99  + (b)     261,521          1.27  (a)          1.18  (a)           2.73  (a)         12  +
 44.52    (b)     138,365          1.33               1.32                1.78              51
(16.00) +          50,353          1.32  (a)          1.32  (a)           0.09  (a)         26

  4.99  + (b)          49          1.42  (a)          1.33  (a)           2.61  (a)         12  +
 14.27  + (b)           1          1.48  (a)          1.47  (a)           0.28  (a)         51
----------------------------------------------------------------------------------------------

  7.50% +       $ 125,091          0.88% (a)          0.88% (a)          (0.13%)(a)        142% +
 38.53            110,382          0.90               0.90               (0.10)            107
(22.65)            78,053          0.90               0.90               (0.07)            273
(18.40) +          99,546          0.90  (a)          0.90  (a)          (0.07) (a)        320

  7.34  +          10,452          1.08  (a)          1.08  (a)          (0.32) (a)        142  +
 38.32              7,286          1.10               1.10               (0.30)            107
(21.44) +           2,208          1.10  (a)          1.10  (a)          (0.31) (a)        273
----------------------------------------------------------------------------------------------

  8.32% +       $  17,916          1.13% (a)          1.13% (a)          (0.11%)(a)         46% +
 22.56  +          19,539          1.21  (a)          1.21  (a)          (0.08) (a)         22

  8.26  +          45,664          1.33  (a)          1.33  (a)          (0.26) (a)         46  +
 22.40  +          29,798          1.41  (a)          1.41  (a)          (0.27) (a)         22

  8.32  +              10          1.48  (a)          1.48  (a)          (0.03) (a)         46  +
  5.87  +               - ##       1.56  (a)          1.56  (a)           0.76  (a)         22
----------------------------------------------------------------------------------------------

**** Net investment income has been calculated using the average shares method.

*      Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+      Not Annualized

#      Amount is less than $.01 per share.

##     Amount is less than $1,000

(a)    Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                          NET REALIZED
                                                                         AND UNREALIZED
                                                                         GAIN (LOSS) ON
                                                NET ASSET      NET        INVESTMENTS
         YEAR OR                                 VALUE,    INVESTMENT     AND FOREIGN    TOTAL FROM
          PERIOD                                BEGINNING    INCOME         CURRENCY     INVESTMENT
          ENDED                                 OF PERIOD    (LOSS)       TRANSACTIONS   OPERATIONS
---------------------------------------------------------------------------------------------------
GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST)
     SERIES I
        6/30/2004**** (Unaudited)                 $ 13.11     $  0.13           $  0.29     $  0.42
        12/31/2003****                              10.39        0.10              2.72        2.82
        12/31/2002****                              13.00        0.08             (2.54)      (2.46)
        12/31/2001****                              18.48        0.12             (2.78)      (2.66)
        12/31/2000****                              18.79        0.25              1.78        2.03
        12/31/1999                                  20.38        0.23              0.38        0.61
     SERIES II
        6/30/2004**** (Unaudited)                   13.07        0.12              0.29        0.41
        12/31/2003****                              10.39        0.08              2.71        2.79
        01/28/2002* to 12/31/2002****               12.72        0.05             (2.23)      (2.18)
     SERIES III
        6/30/2004**** (Unaudited)                   13.11        0.10              0.31        0.41
        09/05/2003* to 12/31/2003****               12.02        0.06              1.03        1.09
---------------------------------------------------------------------------------------------------

STRATEGIC GROWTH TRUST
     SERIES I
        6/30/2004**** (Unaudited)                 $ 10.06    ($  0.01)          $  0.09     $  0.08
        12/31/2003****                               7.93       (0.01)             2.14        2.13
        12/31/2002****                              11.02       (0.02)            (3.07)      (3.09)
        4/30/2001* to 12/31/2001****                12.50       (0.01)            (1.47)      (1.48)
     SERIES II
        6/30/2004**** (Unaudited)                   10.04       (0.02)             0.09        0.07
        12/31/2003****                               7.93       (0.03)             2.14        2.11
        1/28/2002* to 12/31/2002****                10.58       (0.02)            (2.63)      (2.65)
     SERIES III
        6/30/2004**** (Unaudited)                   10.06       (0.03)             0.11        0.08
        09/05/2003* to 12/31/2003****                9.64       (0.01)             0.43        0.42
---------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION TRUST
     SERIES I
        6/30/2004**** (Unaudited)                 $  8.04    ($  0.01)          $  0.26     $  0.25
        12/31/2003****                               6.21       (0.01)             1.84        1.83
        12/31/2002****                               8.95       (0.01)            (2.73)      (2.74)
        12/31/2001****                              10.97       (0.02)            (2.00)      (2.02)
        11/1/2000* to 12/31/2000****                12.50           - #           (1.53)      (1.53)
     SERIES II
        6/30/2004**** (Unaudited)                    8.02       (0.02)             0.27        0.25
        12/31/2003****                               6.20       (0.03)             1.85        1.82
        1/28/2002* to 12/31/2002****                 8.73       (0.02)            (2.51)      (2.53)
     SERIES III
        6/30/2004**** (Unaudited)                    8.04       (0.02)             0.27        0.25
        09/05/2003* to 12/31/2003****                7.62       (0.01)             0.43        0.42
---------------------------------------------------------------------------------------------------

U.S. GLOBAL LEADERS GROWTH TRUST
     SERIES I
        5/3/2004* to 6/30/2004**** (Unaudited)    $ 12.50           - #         $  0.23     $  0.23
     SERIES II
        5/3/2004* to 6/30/2004**** (Unaudited)      12.50    ($  0.01)             0.23        0.22
---------------------------------------------------------------------------------------------------

                                                 DIVIDENDS                                   NET ASSET
         YEAR OR                                 FROM NET    DISTRIBUTIONS                    VALUE,
          PERIOD                                INVESTMENT   FROM CAPITAL        TOTAL        END OF
          ENDED                                   INCOME         GAINS       DISTRIBUTIONS    PERIOD
------------------------------------------------------------------------------------------------------
GLOBAL TRUST (FORMERLY, GLOBAL EQUITY TRUST)
     SERIES I
        6/30/2004**** (Unaudited)                  ($ 0.23)              -         ($ 0.23)    $ 13.30
        12/31/2003****                               (0.10)              -           (0.10)      13.11
        12/31/2002****                               (0.15)              -           (0.15)      10.39
        12/31/2001****                               (0.40)       ($  2.42)          (2.82)      13.00
        12/31/2000****                               (0.35)          (1.99)          (2.34)      18.48
        12/31/1999                                   (0.13)          (2.07)          (2.20)      18.79
     SERIES II
        6/30/2004**** (Unaudited)                    (0.22)              -           (0.22)      13.26
        12/31/2003****                               (0.11)              -           (0.11)      13.07
        01/28/2002* to 12/31/2002****                (0.15)              -           (0.15)      10.39
     SERIES III
        6/30/2004**** (Unaudited)                    (0.25)              -           (0.25)      13.27
        09/05/2003* to 12/31/2003****                    -               -               -       13.11
------------------------------------------------------------------------------------------------------

STRATEGIC GROWTH TRUST
     SERIES I
        6/30/2004**** (Unaudited)                        -               -               -     $ 10.14
        12/31/2003****                                   -               -               -       10.06
        12/31/2002****                                   -               -               -        7.93
        4/30/2001* to 12/31/2001****                     -               -               -       11.02
     SERIES II
        6/30/2004**** (Unaudited)                        -               -               -       10.11
        12/31/2003****                                   -               -               -       10.04
        1/28/2002* to 12/31/2002****                     -               -               -        7.93
     SERIES III
        6/30/2004**** (Unaudited)                        -               -               -       10.14
        09/05/2003* to 12/31/2003****                    -               -               -       10.06
------------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION TRUST
     SERIES I
        6/30/2004**** (Unaudited)                        -               -               -     $  8.29
        12/31/2003****                                   -               -               -        8.04
        12/31/2002****                                   -               -               -        6.21
        12/31/2001****                                   -               -               -        8.95
        11/1/2000* to 12/31/2000****                     -               -               -       10.97
     SERIES II
        6/30/2004**** (Unaudited)                        -               -               -        8.27
        12/31/2003****                                   -               -               -        8.02
        1/28/2002* to 12/31/2002****                     -               -               -        6.20
     SERIES III
        6/30/2004**** (Unaudited)                        -               -               -        8.29
        09/05/2003* to 12/31/2003****                    -               -               -        8.04
------------------------------------------------------------------------------------------------------

U.S. GLOBAL LEADERS GROWTH TRUST
     SERIES I
        5/3/2004* to 6/30/2004**** (Unaudited)           -               -               -     $ 12.73
     SERIES II
        5/3/2004* to 6/30/2004**** (Unaudited)           -               -               -       12.72
------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                               RATIO OF
                                               EXPENSES          RATIO OF NET
               NET ASSETS     RATIO OF        TO AVERAGE          INVESTMENT
                 END OF       EXPENSES        NET ASSETS         INCOME (LOSS)       PORTFOLIO
 TOTAL           PERIOD      TO AVERAGE      AFTER EXPENSE        TO AVERAGE         TURNOVER
RETURN           (000'S)     NET ASSETS       REDUCTIONS          NET ASSETS          RATE++
----------------------------------------------------------------------------------------------
  3.19% + (b)    $350,440          1.04% (a)          0.99% (a)           1.92%  (a)        27% +
 27.46            363,134          1.05               1.05                0.93             149
(19.11)           347,619          1.04               1.04                0.72              92
(16.09)           528,027          1.01               1.01                0.81             156
 12.19            725,419          1.02               1.02                1.44              43
  3.66            837,728          1.06               1.06                1.14              43

  3.10  + (b)      23,372          1.24  (a)          1.19  (a)           1.77   (a)        27  +
 27.23             19,672          1.25               1.25                0.68             149
(17.33) +           8,503          1.24  (a)          1.24  (a)           0.55   (a)        92

  3.11  + (b)          44          5.51  (a)          1.34  (a)           1.56   (a)        27  +
  9.07  + (b)           - ##     345.59  (a)          1.40  (a)           1.38   (a)       149
----------------------------------------------------------------------------------------------

  0.80% +        $190,485          0.97% (a)          0.97% (a)          (0.24%) (a)        36% +
 26.86            175,020          0.99               0.99               (0.09)             77
(28.04)           132,098          1.01               1.01               (0.22)             91
(11.84) +          91,393          1.10  (a)          1.10  (a)          (0.19)  (a)       107

  0.70  +         123,862          1.17  (a)          1.17  (a)          (0.43)  (a)        36  +
 26.61             86,609          1.19               1.19               (0.29)             77
(25.05) +          25,425          1.21  (a)          1.21  (a)          (0.23)  (a)        91

  0.80  + (b)          34          4.95  (a)          1.32  (a)          (0.58)  (a)        36  +
  4.36  + (b)           2         52.48  (a)          1.34  (a)          (0.18)  (a)        77
----------------------------------------------------------------------------------------------

  3.11% +        $117,074          0.98% (a)          0.98% (a)          (0.21%) (a)        43% +
 29.47            120,859          0.99               0.99               (0.13)             71
(30.61)           100,415          1.05               1.05               (0.14)             67
(18.41)            40,202          1.20               1.20               (0.22)            102
(12.24) + (b)       5,280          1.60  (a)          1.40  (a)          (0.21)  (a)       143

  3.12  +          88,797          1.18  (a)          1.18  (a)          (0.40)  (a)        43  +
 29.35             72,208          1.19               1.19               (0.35)             71
(28.98) +          22,698          1.25  (a)          1.25  (a)          (0.27)  (a)        67

  3.11  +              14          1.33  (a)          1.33  (a)          (0.32)  (a)        43  +
  5.51  +               2          1.34  (a)          1.34  (a)          (0.38)  (a)        71
----------------------------------------------------------------------------------------------

  1.84% + (b)      $2,547          1.73% (a)          1.26% (a)          (0.15%) (a)         6% +

  1.76  + (b)       2,832          1.93  (a)          1.46  (a)          (0.29)  (a)         6  +
----------------------------------------------------------------------------------------------

****  Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                           NET REALIZED
                                                           AND UNREALIZED
                                                           GAIN (LOSS) ON
                                    NET ASSET     NET       INVESTMENTS                DIVIDENDS
               YEAR OR               VALUE,    INVESTMENT   AND FOREIGN    TOTAL FROM   FROM NET
                PERIOD              BEGINNING    INCOME      CURRENCY      INVESTMENT  INVESTMENT
                ENDED               OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME
-------------------------------------------------------------------------------------------------
QUANTITATIVE ALL CAP TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $15.05     $ 0.06        $ 0.64        $ 0.70           -
     5/5/2003* to 12/31/2003****       12.50       0.02          3.04          3.06     ($ 0.51)
    SERIES II
     6/30/2004**** (Unaudited)         15.05       0.01          0.67          0.68           -
     5/5/2003* to 12/31/2003****       12.50          - #        3.05          3.05       (0.50)
    SERIES III
     6/30/2004**** (Unaudited)         15.05       0.10          0.60          0.70           -
     09/05/2003* to 12/31/2003****     14.08       0.06          1.41          1.47       (0.50)
-------------------------------------------------------------------------------------------------

ALL CAP CORE TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $13.72     $ 0.05        $ 0.88        $ 0.93     ($ 0.06)
     12/31/2003****                    10.43       0.06          3.23          3.29           -
     12/31/2002****                    13.95      (0.02)        (3.50)        (3.52)          -
     12/31/2001****                    17.74      (0.06)        (3.73)        (3.79)          -
     12/31/2000****                    26.88      (0.06)        (6.47)        (6.53)          -
     12/31/1999                        20.50      (0.04)         7.46          7.42       (0.05)
    SERIES II
     6/30/2004**** (Unaudited)         13.69       0.03          0.89          0.92       (0.05)
     12/31/2003****                    10.43       0.03          3.23          3.26           -
     1/28/2002* to 12/31/2002****      13.64      (0.02)        (3.19)        (3.21)          -
-------------------------------------------------------------------------------------------------

LARGE CAP GROWTH TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $ 9.51     $ 0.01        $ 0.21        $ 0.22     ($ 0.03)
     12/31/2003****                     7.61       0.03          1.89          1.92       (0.02)
     12/31/2002****                     9.89       0.02         (2.27)        (2.25)      (0.03)
     12/31/2001****                    12.58       0.03         (2.25)        (2.22)          -
     12/31/2000****                    17.23      (0.01)        (2.03)        (2.04)      (0.04)
     12/31/1999                        15.26       0.06          3.52          3.58       (0.23)
    SERIES II
     6/30/2004**** (Unaudited)          9.48          - #        0.21          0.21       (0.02)
     12/31/2003****                     7.60       0.01          1.90          1.91       (0.03)
     1/28/2002* to 12/31/2002****       9.79       0.02         (2.18)        (2.16)      (0.03)
-------------------------------------------------------------------------------------------------

BLUE CHIP GROWTH TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $15.48     $ 0.01        $ 0.44        $ 0.45     ($ 0.02)
     12/31/2003****                    11.99       0.02          3.48          3.50       (0.01)
     12/31/2002****                    15.83       0.01         (3.85)        (3.84)          -
     12/31/2001****                    20.13          - #       (2.97)        (2.97)          -
     12/31/2000****                    21.64      (0.02)        (0.50)        (0.52)      (0.01)
     12/31/1999                        18.92       0.01          3.58          3.59       (0.05)
    SERIES II
     6/30/2004**** (Unaudited)         15.43      (0.01)         0.44          0.43       (0.01)
     12/31/2003****                    11.98          - #        3.47          3.47       (0.02)
     1/28/2002* to 12/31/2002****      15.53          - #       (3.55)        (3.55)          -
    SERIES III
     6/30/2004**** (Unaudited)         15.48      (0.02)         0.46          0.44       (0.04)
     09/05/2003* to 12/31/2003****     14.36       0.01          1.11          1.12           -
-------------------------------------------------------------------------------------------------

                                                                    NET ASSET
               YEAR OR                DISTRIBUTIONS                  VALUE,
                PERIOD                FROM CAPITAL       TOTAL       END OF
                ENDED                    GAINS       DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------
QUANTITATIVE ALL CAP TRUST
    SERIES I
     6/30/2004**** (Unaudited)          ($ 0.48)        ($ 0.48)     $15.27
     5/5/2003* to 12/31/2003****              -           (0.51)      15.05
    SERIES II
     6/30/2004**** (Unaudited)            (0.48)          (0.48)      15.25
     5/5/2003* to 12/31/2003****              -           (0.50)      15.05
    SERIES III
     6/30/2004**** (Unaudited)            (0.48)          (0.48)      15.27
     09/05/2003* to 12/31/2003****            -           (0.50)      15.05
-----------------------------------------------------------------------------

ALL CAP CORE TRUST
    SERIES I
     6/30/2004**** (Unaudited)                -         ($ 0.06)     $14.59
     12/31/2003****                           -               -       13.72
     12/31/2002****                           -               -       10.43
     12/31/2001****                           -               -       13.95
     12/31/2000****                     ($ 2.61)          (2.61)      17.74
     12/31/1999                           (0.99)          (1.04)      26.88
    SERIES II
     6/30/2004**** (Unaudited)                -           (0.05)      14.56
     12/31/2003****                           -               -       13.69
     1/28/2002* to 12/31/2002****             -               -       10.43
-----------------------------------------------------------------------------

LARGE CAP GROWTH TRUST
    SERIES I
     6/30/2004**** (Unaudited)                -         ($ 0.03)     $ 9.70
     12/31/2003****                           -           (0.02)       9.51
     12/31/2002****                           -           (0.03)       7.61
     12/31/2001****                     ($ 0.47)          (0.47)       9.89
     12/31/2000****                       (2.57)          (2.61)      12.58
     12/31/1999                           (1.38)          (1.61)      17.23
    SERIES II
     6/30/2004**** (Unaudited)                -           (0.02)       9.67
     12/31/2003****                           -           (0.03)       9.48
     1/28/2002* to 12/31/2002****             -           (0.03)       7.60
-----------------------------------------------------------------------------

BLUE CHIP GROWTH TRUST
    SERIES I
     6/30/2004**** (Unaudited)                -         ($ 0.02)     $15.91
     12/31/2003****                           -           (0.01)      15.48
     12/31/2002****                           -               -       11.99
     12/31/2001****                     ($ 1.33)          (1.33)      15.83
     12/31/2000****                       (0.98)          (0.99)      20.13
     12/31/1999                           (0.82)          (0.87)      21.64
    SERIES II
     6/30/2004**** (Unaudited)                -           (0.01)      15.85
     12/31/2003****                           -           (0.02)      15.43
     1/28/2002* to 12/31/2002****             -               -       11.98
    SERIES III
     6/30/2004**** (Unaudited)                -           (0.04)      15.88
     09/05/2003* to 12/31/2003****            -               -       15.48
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                   RATIO OF
                                                    EXPENSES     RATIO OF NET
                 NET ASSETS         RATIO OF       TO AVERAGE     INVESTMENT
                   END OF           EXPENSES       NET ASSETS   INCOME (LOSS)   PORTFOLIO
    TOTAL          PERIOD          TO AVERAGE    AFTER EXPENSE   TO AVERAGE      TURNOVER
   RETURN          (000'S)         NET ASSETS     REDUCTIONS      NET ASSETS      RATE++
-----------------------------------------------------------------------------------------
  4.73%+ (b)   $  326,505           0.81% (a)      0.80% (a)       0.83% (a)      132% +
 24.49 + (b)        2,141           2.59  (a)      1.30  (a)       0.18  (a)       96

  4.60 + (b)        3,434           1.01  (a)      1.00  (a)       0.13  (a)      132  +
 24.38 + (b)        2,542           2.81  (a)      1.50  (a)      (0.02) (a)       96

  4.73 + (b)            -  ##     250.50  (a)      1.15  (a)       1.28  (a)      132  +
 10.42 + (b)            -  ##     347.32  (a)      1.65  (a)       1.30  (a)       96
-----------------------------------------------------------------------------------------

  6.81%+       $  258,998           0.92% (a)      0.92% (a)       0.69% (a)      118% +
 31.54            264,170           0.93           0.93            0.49           183
(25.23)           243,484           0.91           0.91           (0.20)          153
(21.36)           494,523           0.91           0.91           (0.41)          121
(27.29)           637,194           0.90           0.90           (0.26)          147
 37.20            642,948           0.90           0.90           (0.18)          156

  6.74 +           11,011           1.12  (a)      1.12  (a)       0.49  (a)      118  +
 31.26             10,246           1.13           1.13            0.29           183
(23.53)+            4,296           1.11  (a)      1.11  (a)      (0.19) (a)      153
-----------------------------------------------------------------------------------------

  2.28%+       $  399,853           0.96% (a)      0.96% (a)       0.24% (a)       27% +
 25.33            414,672           0.97           0.97            0.31            62
(22.83)           370,765           0.98           0.98            0.26            92
(17.81)           496,049           0.95           0.95            0.30           123
(14.24)           541,693           0.94           0.94           (0.01)           92
 25.28            402,585           0.94           0.94            0.45           164

  2.20 +           97,142           1.16  (a)      1.16  (a)       0.04  (a)       27  +
 25.24             85,866           1.17           1.17            0.12            62
(22.15)+           31,496           1.18  (a)      1.18  (a)       0.27  (a)       92
-----------------------------------------------------------------------------------------

  2.89%+ (b)   $1,288,996           0.91% (a)      0.88% (a)       0.11% (a)       14% +
 29.17   (b)    1,290,525           0.92           0.90            0.15            35
(24.26)  (b)    1,092,775           0.93           0.91            0.05            39
(14.61)  (b)    1,633,194           0.93           0.92            0.00            48
 (2.76)  (b)    1,999,039           0.92           0.91           (0.07)           48
 19.43   (b)    1,734,233           0.94           0.94            0.06            42

  2.80 + (b)      321,845           1.11  (a)      1.08  (a)      (0.07) (a)       14  +
 29.02   (b)      204,653           1.12           1.10           (0.03)           35
(22.86)+ (b)       61,375           1.13  (a)      1.11  (a)      (0.01) (a)       39

  2.83 + (b)           91           4.10  (a)      1.23  (a)      (0.22) (a)       14  +
  7.80 + (b)            6          19.68  (a)      1.25  (a)       0.12  (a)       35
-----------------------------------------------------------------------------------------

****  Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    NET REALIZED
                                                                    AND UNREALIZED
                                                                    GAIN (LOSS) ON
                                             NET ASSET     NET       INVESTMENTS                DIVIDENDS
               YEAR OR                        VALUE,    INVESTMENT   AND FOREIGN    TOTAL FROM   FROM NET
                PERIOD                       BEGINNING    INCOME      CURRENCY      INVESTMENT  INVESTMENT
                ENDED                        OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME
----------------------------------------------------------------------------------------------------------
U.S.LARGE CAP TRUST
    SERIES I
     6/30/2004**** (Unaudited)                 $12.84     $ 0.02        $ 0.37        $ 0.39     ($ 0.04)
     12/31/2003****                              9.41       0.05          3.42          3.47       (0.04)
     12/31/2002****                             12.61       0.05         (3.22)        (3.17)      (0.03)
     12/31/2001****                             13.09       0.04         (0.38)        (0.34)      (0.05)
     12/31/2000****                             12.84       0.07          0.29          0.36       (0.03)
     5/1/1999* to 12/31/1999                    12.50       0.04          0.30          0.34           -
    SERIES II
     6/30/2004**** (Unaudited)                  12.79       0.01          0.36          0.37       (0.03)
     12/31/2003****                              9.41       0.02          3.41          3.43       (0.05)
     01/28/2002* to 12/31/2002****              12.35       0.03         (2.94)        (2.91)      (0.03)
    SERIES III
     6/30/2004**** (Unaudited)                  12.84          - #        0.38          0.38       (0.06)
     09/05/2003* to 12/31/2003****              11.72       0.01          1.11          1.12           -
----------------------------------------------------------------------------------------------------------

CORE EQUITY TRUST
    SERIES I
     5/3/2004* to 6/30/2004**** (Unaudited)    $12.50    ($ 0.01)       $ 0.58        $ 0.57           -
    SERIES II
     5/3/2004* to 6/30/2004**** (Unaudited)     12.50      (0.01)         0.58          0.57           -
    SERIES III
     5/3/2004* to 6/30/2004**** (Unaudited)     12.50      (0.01)         0.58          0.57           -
----------------------------------------------------------------------------------------------------------

STRATEGIC VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)                 $10.03     $ 0.03        $ 0.58        $ 0.61     ($ 0.04)
     12/31/2003****                              7.79       0.06          2.18          2.24           - #
     12/31/2002****                             10.70          - #       (2.91)        (2.91)          -
     4/31/2001* to 12/31/2001****               12.50      (0.02)        (1.78)        (1.80)          -
    SERIES II
     6/30/2004**** (Unaudited)                  10.00       0.02          0.57          0.59       (0.03)
     12/31/2003****                              7.78       0.05          2.18          2.23       (0.01)
     1/28/2002* to 12/31/2002****               10.27          - #       (2.49)        (2.49)          -
    SERIES III
     6/30/2004**** (Unaudited)                  10.03       0.01          0.59          0.60       (0.05)
     09/05/2003* to 12/31/2003****               9.42       0.03          0.58          0.61           -
----------------------------------------------------------------------------------------------------------

LARGE CAP VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)                 $15.66     $ 0.05        $ 1.14        $ 1.19           -
     5/5/2003* to 12/31/2003****                12.50          - #        3.46          3.46     ($ 0.30)
    SERIES II
     6/30/2004**** (Unaudited)                  15.64       0.02          1.14          1.16           -
     5/5/2003* to 12/31/2003****                12.50      (0.03)         3.47          3.44       (0.30)
    SERIES III
     4/23/2004* to 6/30/2004**** (Unaudited)    16.66       0.01          0.04          0.05           -
----------------------------------------------------------------------------------------------------------

CLASSIC VALUE TRUST
    SERIES I
     5/3/2004* to 6/30/2004**** (Unaudited)    $12.50     $ 0.02        $ 0.32        $ 0.34           -
    SERIES II
     5/3/2004* to 6/30/2004**** (Unaudited)     12.50       0.02          0.32          0.34           -
----------------------------------------------------------------------------------------------------------

                                                                           NET ASSET
               YEAR OR                       DISTRIBUTIONS                  VALUE,
                PERIOD                       FROM CAPITAL       TOTAL       END OF
                ENDED                           GAINS       DISTRIBUTIONS   PERIOD
------------------------------------------------------------------------------------
U.S.LARGE CAP TRUST
    SERIES I
     6/30/2004**** (Unaudited)                        -       ($ 0.04)       $13.19
     12/31/2003****                                   -         (0.04)        12.84
     12/31/2002****                                   -         (0.03)         9.41
     12/31/2001****                             ($ 0.09)        (0.14)        12.61
     12/31/2000****                               (0.08)        (0.11)        13.09
     5/1/1999* to 12/31/1999                          -             -         12.84
    SERIES II
     6/30/2004**** (Unaudited)                        -         (0.03)        13.13
     12/31/2003****                                   -         (0.05)        12.79
     01/28/2002* to 12/31/2002****                    -         (0.03)         9.41
    SERIES III
     6/30/2004**** (Unaudited)                        -         (0.06)        13.16
     09/05/2003* to 12/31/2003****                    -             -         12.84
------------------------------------------------------------------------------------

CORE EQUITY TRUST
    SERIES I
     5/3/2004* to 6/30/2004**** (Unaudited)           -             -        $13.07
    SERIES II
     5/3/2004* to 6/30/2004**** (Unaudited)           -             -         13.07
    SERIES III
     5/3/2004* to 6/30/2004**** (Unaudited)           -             -         13.07
------------------------------------------------------------------------------------

STRATEGIC VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)                        -       ($ 0.04)       $10.60
     12/31/2003****                                   -             - #       10.03
     12/31/2002****                                   -             -          7.79
     4/31/2001* to 12/31/2001****                     -             -         10.70
    SERIES II
     6/30/2004**** (Unaudited)                        -         (0.03)        10.56
     12/31/2003****                                   -         (0.01)        10.00
     1/28/2002* to 12/31/2002****                     -             -          7.78
    SERIES III
     6/30/2004**** (Unaudited)                        -         (0.05)        10.58
     09/05/2003* to 12/31/2003****                    -             -         10.03
------------------------------------------------------------------------------------

LARGE CAP VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)                  ($ 0.14)      ($ 0.14)       $16.71
     5/5/2003* to 12/31/2003****                      -         (0.30)        15.66
    SERIES II
     6/30/2004**** (Unaudited)                    (0.14)        (0.14)        16.66
     5/5/2003* to 12/31/2003****                      -         (0.30)        15.64
    SERIES III
     4/23/2004* to 6/30/2004**** (Unaudited)          -             -         16.71
------------------------------------------------------------------------------------

CLASSIC VALUE TRUST
    SERIES I
     5/3/2004* to 6/30/2004**** (Unaudited)           -             -        $12.84
    SERIES II
     5/3/2004* to 6/30/2004**** (Unaudited)           -             -         12.84
------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                 RATIO OF
                                                 EXPENSES      RATIO OF NET
               NET ASSETS     RATIO OF          TO AVERAGE      INVESTMENT
                 END OF       EXPENSES          NET ASSETS    INCOME (LOSS)  PORTFOLIO
    TOTAL        PERIOD      TO AVERAGE       AFTER EXPENSE     TO AVERAGE    TURNOVER
   RETURN       (000'S)      NET ASSETS         REDUCTIONS      NET ASSETS     RATE++
--------------------------------------------------------------------------------------
  3.06% +       $637,806     0.94%+ (a)         0.94%+ (a)      0.34% (a)     32%+  ++
 37.06           413,803     0.93               0.93            0.43          34
(25.18)          382,248     0.94               0.94            0.43          42
 (2.54)          518,621     0.93               0.93            0.32          38
  2.78           435,395     0.93               0.93            0.53          31
  2.72  +        210,725     0.94   (a)         0.94   (a)      0.64  (a)     30

  2.92  +        191,779     1.14 + (a)         1.14 + (a)      0.12  (a)     32 +  ++
 36.68           143,409     1.13               1.13            0.21          34
(23.61) +         59,287     1.14   (a)         1.14   (a)      0.35  (a)     42

  2.96  +             15     1.29 + (a)         1.29 + (a)      0.02  (a)     32 +  ++
  9.56  +              1     1.28   (a)         1.28   (a)      0.34  (a)     34
--------------------------------------------------------------------------------------

  4.56% +       $161,323     0.97%  (a)         0.97%  (a)     (0.37%)(a)      0%+

  4.56  +        133,345     1.17   (a)         1.17   (a)     (0.58) (a)      0 +

  4.56  +             49     1.32   (a)         1.32   (a)     (0.71) (a)      0 +
--------------------------------------------------------------------------------------

  6.07% +       $ 79,095     0.99%  (a)         0.99%  (a)      0.53% (a)     63%+
 28.78            95,602     1.04               1.04            0.69          62
(27.20)           34,153     1.14               1.14            0.04         109
(14.40) + (b)     33,428     1.46   (a)         1.40   (a)     (0.27) (a)     86

  5.95  +         51,148     1.19   (a)         1.19   (a)      0.33  (a)     63 +
 28.68            47,466     1.24               1.24            0.55          62
(24.25) +          5,904     1.34   (a)         1.34   (a)      0.04  (a)    109

  5.97  +              9     1.34   (a)         1.34   (a)      0.12  (a)     63 +
  6.48  +              1     1.39   (a)         1.39   (a)      0.93  (a)     62
--------------------------------------------------------------------------------------

  7.62% +       $ 55,559     1.25%  (a)         1.25%  (a)      0.62% (a)     63%+
 27.65  + (b)      6,203     2.86   (a)         1.40   (a)     (0.02) (a)    105

  7.44  +         59,832     1.45   (a)         1.45   (a)      0.26  (a)     63 +
 27.49  + (b)      7,977     3.06   (a)         1.60   (a)     (0.27) (a)    105

  0.30  +             15     1.60   (a)         1.60   (a)      0.33  (a)     63 +
--------------------------------------------------------------------------------------

  2.72% + (b)   $  2,584     1.81%  (a)         1.42%  (a)      0.79% (a)      0%+

  2.72  + (b)      4,048     2.01   (a)         1.62   (a)      0.81  (a)      0 +
--------------------------------------------------------------------------------------

****  Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

+ The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.92%, 1.12% and 1.27% for Series I, Series II, and Series III, respectively.

++ The portfolio turnover rate does not include the assets acquired in the merger.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                            NET REALIZED
                                                           AND UNREALIZED
                                                           GAIN (LOSS) ON
                                    NET ASSET     NET        INVESTMENTS               DIVIDENDS
               YEAR OR                VALUE,   INVESTMENT    AND FOREIGN   TOTAL FROM   FROM NET
                PERIOD              BEGINNING    INCOME       CURRENCY     INVESTMENT  INVESTMENT
                ENDED               OF PERIOD    (LOSS)     TRANSACTIONS   OPERATIONS    INCOME
-------------------------------------------------------------------------------------------------
UTILITIES TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $ 9.43      $0.09        $ 0.45        $ 0.54     ($ 0.10)
     12/31/2003****                     7.11       0.13          2.29          2.42       (0.10)
     12/31/2002****                     9.29       0.15         (2.33)        (2.18)          - #
     4/30/2001* to 12/31/2001****      12.50       0.07         (3.23)        (3.16)      (0.05)
    SERIES II
     6/30/2004**** (Unaudited)          9.39       0.08          0.45          0.53       (0.09)
     12/31/2003****                     7.10       0.11          2.29          2.40       (0.11)
     01/28/2002* to 12/31/2002****      8.77       0.12         (1.79)        (1.67)          - #
    SERIES III
     6/30/2004**** (Unaudited)          9.43       0.06          0.47          0.53       (0.11)
     09/05/2003* to 12/31/2003****      8.48       0.07          0.88          0.95           -
-------------------------------------------------------------------------------------------------

REAL ESTATE SECURITIES TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $20.85      $0.40        $ 0.79        $ 1.19     ($ 0.54)
     12/31/2003****                    15.44       0.69          5.20          5.89       (0.48)
     12/31/2002****                    15.52       0.83         (0.38)         0.45       (0.53)
     12/31/2001****                    15.57       0.75         (0.30)         0.45       (0.50)
     12/31/2000****                    12.89       0.67          2.53          3.20       (0.52)
     12/31/1999                        14.76       0.78         (1.94)        (1.16)      (0.71)
    SERIES II
     6/30/2004**** (Unaudited)         20.79       0.39          0.78          1.17       (0.53)
     12/31/2003****                    15.43       0.60          5.25          5.85       (0.49)
     1/28/2002* to 12/31/2002****      15.44       0.85         (0.33)         0.52       (0.53)
    SERIES III
     6/30/2004**** (Unaudited)         20.85       0.40          0.77          1.17       (0.56)
     09/05/2003* to 12/31/2003****     18.87       0.12          1.86          1.98           -
-------------------------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $17.50      $0.04        $ 1.29        $ 1.33     ($ 0.02)
     5/5/2003* to 12/31/2003****       12.50       0.10          4.90          5.00           -
    SERIES II
     6/30/2004**** (Unaudited)         17.48       0.03          1.29          1.32       (0.02)
     5/5/2003* to 12/31/2003****       12.50       0.02          4.96          4.98           -
    SERIES III
     6/30/2004**** (Unaudited)         17.50       0.03          1.29          1.32       (0.03)
     09/05/2003* to 12/31/2003****     14.85       0.08          2.57          2.65           -
-------------------------------------------------------------------------------------------------

SMALL COMPANY VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $17.14      $0.04        $ 1.97        $ 2.01     ($ 0.03)
     12/31/2003****                    12.90       0.04          4.28          4.32       (0.06)
     12/31/2002****                    13.80       0.08         (0.88)        (0.80)      (0.04)
     12/31/2001****                    12.98       0.09          0.76          0.85       (0.03)
     12/31/2000****                    12.27       0.04          0.69          0.73       (0.02)
     12/31/1999                        11.37       0.02          0.89          0.91       (0.01)
    SERIES II
     6/30/2004**** (Unaudited)         17.10       0.02          1.97          1.99       (0.02)
     12/31/2003****                    12.89       0.01          4.29          4.30       (0.07)
     1/28/2002* to 12/31/2002****      13.83       0.13         (0.97)        (0.84)      (0.04)
    SERIES III
     6/30/2004**** (Unaudited)         17.14          -          2.00          2.00       (0.05)
     09/05/2003* to 12/31/2003****     15.97       0.02          1.15          1.17           -
-------------------------------------------------------------------------------------------------

                                                                    NET ASSET
               YEAR OR                DISTRIBUTIONS                  VALUE,
                PERIOD                FROM CAPITAL       TOTAL       END OF
                ENDED                    GAINS       DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------
UTILITIES TRUST
    SERIES I
     6/30/2004**** (Unaudited)                 -       ($ 0.10)       $ 9.87
     12/31/2003****                            -         (0.10)         9.43
     12/31/2002****                            -             - #        7.11
     4/30/2001* to 12/31/2001****              -         (0.05)         9.29
    SERIES II
     6/30/2004**** (Unaudited)                 -         (0.09)         9.83
     12/31/2003****                            -         (0.11)         9.39
     01/28/2002* to 12/31/2002****             -             - #        7.10
    SERIES III
     6/30/2004**** (Unaudited)                 -         (0.11)         9.85
     09/05/2003* to 12/31/2003****             -             -          9.43
-----------------------------------------------------------------------------

REAL ESTATE SECURITIES TRUST
    SERIES I
     6/30/2004**** (Unaudited)                 -       ($ 0.54)       $21.50
     12/31/2003****                            -         (0.48)        20.85
     12/31/2002****                            -         (0.53)        15.44
     12/31/2001****                            -         (0.50)        15.52
     12/31/2000****                            -         (0.52)        15.57
     12/31/1999                                -         (0.71)        12.89
    SERIES II
     6/30/2004**** (Unaudited)                 -         (0.53)        21.43
     12/31/2003****                            -         (0.49)        20.79
     1/28/2002* to 12/31/2002****              -         (0.53)        15.43
    SERIES III
     6/30/2004**** (Unaudited)                 -         (0.56)        21.46
     09/05/2003* to 12/31/2003****             -             -         20.85
-----------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES TRUST
    SERIES I
     6/30/2004**** (Unaudited)           ($ 0.30)      ($ 0.32)       $18.51
     5/5/2003* to 12/31/2003****               -             -         17.50
    SERIES II
     6/30/2004**** (Unaudited)             (0.30)        (0.32)        18.48
     5/5/2003* to 12/31/2003****               -             -         17.48
    SERIES III
     6/30/2004**** (Unaudited)             (0.30)        (0.33)        18.49
     09/05/2003* to 12/31/2003****             -             -         17.50
-----------------------------------------------------------------------------

SMALL COMPANY VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)           ($ 0.22)      ($ 0.25)       $18.90
     12/31/2003****                        (0.02)        (0.08)        17.14
     12/31/2002****                        (0.06)        (0.10)        12.90
     12/31/2001****                            -         (0.03)        13.80
     12/31/2000****                            -         (0.02)        12.98
     12/31/1999                                -         (0.01)        12.27
    SERIES II
     6/30/2004**** (Unaudited)             (0.22)        (0.24)        18.85
     12/31/2003****                        (0.02)        (0.09)        17.10
     1/28/2002* to 12/31/2002****          (0.06)        (0.10)        12.89
    SERIES III
     6/30/2004**** (Unaudited)             (0.22)        (0.27)        18.87
     09/05/2003* to 12/31/2003****             -             -         17.14
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                 RATIO OF
                                                 EXPENSES     RATIO OF NET
                NET ASSETS      RATIO OF        TO AVERAGE    INVESTMENT
                  END OF        EXPENSES        NET ASSETS   INCOME (LOSS)  PORTFOLIO
    TOTAL         PERIOD       TO AVERAGE     AFTER EXPENSE    TO AVERAGE    TURNOVER
   RETURN         (000'S)      NET ASSETS       REDUCTIONS     NET ASSETS     RATE++
-------------------------------------------------------------------------------------
  5.75%+       $ 37,231          1.19%(a)        1.19%(a)       1.86%(a)       52% +
 34.53           34,440          1.31            1.31           1.64          131
(23.46)          20,607          1.28            1.28           1.99           89
(25.30)+ (b)     18,260          1.51 (a)        1.40 (a)       1.07 (a)       81

  5.69 +         25,102          1.39 (a)        1.39 (a)       1.68 (a)       52  +
 34.25           20,494          1.51            1.51           1.36          131
(19.04)+          6,540          1.48 (a)        1.48 (a)       1.83 (a)       89

  5.64 + (b)          5         10.58 (a)        1.54 (a)       1.34 (a)       52  +
 11.20 + (b)          -  ##    347.24 (a)        1.66 (a)       2.39 (a)      131
-------------------------------------------------------------------------------------

  5.89%+       $480,561          0.80%(a)        0.80%(a)       3.83%(a)       56% +
 39.15          447,860          0.80            0.80           3.93           30
  2.58          303,070          0.84            0.84           5.28           74
  3.15          220,919          0.83            0.83           4.96          116
 25.71          257,641          0.76            0.76           4.89          147
 (8.00)         196,756          0.77            0.77           5.88          201

  5.80 +        242,760          1.00 (a)        1.00 (a)       3.73 (a)       56  +
 38.93          168,405          1.00            1.00           3.33           30
  3.05 +         48,749          1.04 (a)        1.04 (a)       6.03 (a)       74

  5.79 + (b)        349          3.33 (a)        1.15 (a)       3.87 (a)       56  +
 10.49 + (b)         21         11.07 (a)        1.15 (a)       1.94 (a)       30
-------------------------------------------------------------------------------------

  7.68%+       $ 73,525          1.14%(a)        1.14%(a)       0.48%(a)       45% +
 40.00 +         35,587          1.23 (a)        1.23 (a)       0.33 (a)       17

  7.61 +         74,566          1.34 (a)        1.34 (a)       0.35 (a)       45  +
 39.84 +         33,352          1.43 (a)        1.43 (a)       0.23 (a)       17

  7.64 +             24          1.49 (a)        1.49 (a)       0.29 (a)       45  +
 17.85 +              1          1.58 (a)        1.58 (a)       1.49 (a)       17
-------------------------------------------------------------------------------------

 11.82%+       $455,781          1.10%(a)        1.10%(a)       0.48%(a)        4% +
 33.66          385,926          1.11            1.11           0.26           14
 (5.93)  (b)    305,338          1.12            1.11           0.61           19
  6.54   (b)    213,046          1.16            1.15           0.72          119
  5.93          115,982          1.24            1.24           0.35          178
  8.00           89,167          1.22            1.22           0.15          142

 11.72 +        217,765          1.30 (a)        1.30 (a)       0.25 (a)        4  +
 33.56          147,770          1.31            1.31           0.06           14
 (6.20)+ (b)     50,843          1.32 (a)        1.31 (a)       1.12 (a)       19

 11.78 +             14          1.45 (a)        1.45 (a)       0.03 (a)        4  +
  7.33 +              -  ##      1.46 (a)        1.46 (a)       0.39 (a)       14
-------------------------------------------------------------------------------------

****  Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         NET REALIZED
                                                        AND UNREALIZED
                                                        GAIN (LOSS) ON
                                   NET ASSET    NET      INVESTMENTS              DIVIDENDS                              NET ASSET
               YEAR OR              VALUE,   INVESTMENT  AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS                 VALUE,
                PERIOD             BEGINNING   INCOME      CURRENCY    INVESTMENT INVESTMENT FROM CAPITAL      TOTAL       END OF
                ENDED              OF PERIOD   (LOSS)    TRANSACTIONS  OPERATIONS   INCOME      GAINS      DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
SPECIAL VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $15.82   ($ 0.03)    $ 1.35       $ 1.32          -    ($ 0.29)        ($ 0.29)    $16.85
     5/5/2003* to 12/31/2003****       12.50     (0.04)      3.36         3.32          -          -               -      15.82
    SERIES II
     6/30/2004**** (Unaudited)         15.80     (0.04)      1.34         1.30          -      (0.29)          (0.29)     16.81
     5/5/2003* to 12/31/2003****       12.50     (0.06)      3.36         3.30          -          -               -      15.80
    SERIES III
     6/30/2004**** (Unaudited)         15.82     (0.05)      1.37         1.32          -      (0.29)          (0.29)     16.85
     09/05/2003* to 12/31/2003****     14.65      0.01       1.16         1.17          -          -               -      15.82
----------------------------------------------------------------------------------------------------------------------------------

MID CAP VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $14.65    $ 0.05     $ 1.36       $ 1.41    ($ 0.08)         -         ($ 0.08)    $15.98
     12/31/2003****                    11.74      0.09       2.87         2.96      (0.05)         -           (0.05)     14.65
     12/31/2002****                    13.06      0.11      (1.43)       (1.32)         -          -               -      11.74
     4/30/2001* to 12/31/2001****      12.50      0.06       0.53         0.59      (0.03)         -           (0.03)     13.06
    SERIES II
     6/30/2004**** (Unaudited)         14.62      0.03       1.36         1.39      (0.07)         -           (0.07)     15.94
     12/31/2003****                    11.74      0.07       2.86         2.93      (0.05)         -           (0.05)     14.62
     1/28/2002* to 12/31/2002****      12.63      0.09      (0.98)       (0.89)         -          -               -      11.74
    SERIES III
     6/30/2004**** (Unaudited)         14.65      0.03       1.37         1.40      (0.10)         -           (0.10)     15.95
     09/05/2003* to 12/31/2003****     13.38      0.01       1.26         1.27          -          -               -      14.65
----------------------------------------------------------------------------------------------------------------------------------

VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $17.09    $ 0.05     $ 0.70       $ 0.75    ($ 0.10)         -         ($ 0.10)    $17.74
     12/31/2003****                    12.49      0.10       4.67         4.77      (0.17)         -           (0.17)     17.09
     12/31/2002****                    16.47      0.14      (3.82)       (3.68)     (0.12)   ($ 0.18)          (0.30)     12.49
     12/31/2001****                    16.48      0.15       0.40         0.55      (0.11)     (0.45)          (0.56)     16.47
     12/31/2000****                    13.23      0.14       3.11         3.25          -          -               -      16.48
     5/01/1999* to 12/31/1999****      14.06      0.20      (0.59)       (0.39)     (0.20)     (0.24)          (0.44)     13.23
    SERIES II
     6/30/2004**** (Unaudited)         17.04      0.03       0.71         0.74      (0.09)         -           (0.09)     17.69
     12/31/2003****                    12.48      0.06       4.68         4.74      (0.18)         -           (0.18)     17.04
     1/28/2002* to 12/31/2002****      16.26      0.12      (3.60)       (3.48)     (0.12)     (0.18)          (0.30)     12.48
----------------------------------------------------------------------------------------------------------------------------------

ALL CAP VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $12.58    $ 0.04     $ 0.57       $ 0.61    ($ 0.04)         -         ($ 0.04)    $13.15
     12/31/2003****                     9.10      0.07       3.42         3.49      (0.01)         -           (0.01)     12.58
     12/31/2002****                    12.61      0.02      (3.53)       (3.51)         - #        -               - #     9.10
     4/30/2001* to 12/31/2001****      12.50         - #     0.11         0.11          - #        -               - #    12.61
    SERIES II
     6/30/2004**** (Unaudited)         12.54      0.03       0.57         0.60      (0.04)         -           (0.04)     13.10
     12/31/2003****                     9.09      0.05       3.41         3.46      (0.01)         -           (0.01)     12.54
     1/28/2002* to 12/31/2002****      12.56         - #    (3.47)       (3.47)         - #        -               - #     9.09
    SERIES III
     6/30/2004**** (Unaudited)         12.58      0.01       0.59         0.60      (0.05)         -           (0.05)     13.13
     09/05/2003* to 12/31/2003****     11.33      0.01       1.24         1.25          -          -               -      12.58
-----------------------------------------------------------------------------------------------------------------------------------

EQUITY INDEX TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $13.60    $ 0.08     $ 0.36       $ 0.44    ($ 0.17)         -         ($ 0.17)    $13.87
     12/31/2003****                    10.77      0.16       2.84         3.00      (0.17)         -           (0.17)     13.60
     12/31/2002****                    14.00      0.15      (3.24)       (3.09)     (0.14)         -           (0.14)     10.77
     12/31/2001****                    16.40      0.14      (2.14)       (2.00)     (0.16)   ($ 0.24)          (0.40)     14.00
     12/31/2000****                    18.13      0.16      (1.84)       (1.68)         -      (0.05)          (0.05)     16.40
     12/31/1999                        15.43      0.17       3.00         3.17      (0.17)     (0.30)          (0.47)     18.13
----------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                RATIO OF
                                                EXPENSES       RATIO OF NET
                NET ASSETS      RATIO OF       TO AVERAGE      INVESTMENT
                  END OF        EXPENSES       NET ASSETS      INCOME (LOSS)    PORTFOLIO
 TOTAL            PERIOD       TO AVERAGE     AFTER EXPENSE     TO AVERAGE       TURNOVER
RETURN           (000'S)       NET ASSETS      REDUCTIONS       NET ASSETS       RATE++
----------------------------------------------------------------------------------------
  8.41%+       $ 13,988           1.42%(a)       1.42%(a)       (0.36%)(a)         16% +
 26.56 + (b)     10,896           1.64 (a)       1.55 (a)       (0.44) (a)         26
  8.29 +         13,080           1.62 (a)       1.62 (a)       (0.56) (a)         16  +
 26.40 + (b)      6,749           1.84 (a)       1.75 (a)       (0.68) (a)         26
  8.41 + (b)        169           2.94 (a)       1.77 (a)       (0.63) (a)         16  +
  7.99 + (b)          - ##      208.58 (a)       1.90 (a)        0.27  (a)         26
----------------------------------------------------------------------------------------

  9.64%+       $329,585           0.97%(a)       0.97%(a)        0.64% (a)          9% +
 25.36          283,432           0.99           0.99            0.76              34
(10.11)         269,345           1.02           1.02            0.92              24
  4.72 +         80,737           1.15 (a)       1.15 (a)        0.75  (a)         23
  9.51 +        232,503           1.17 (a)       1.17 (a)        0.45  (a)          9  +
 25.14          171,216           1.19           1.19            0.54              34
 (7.05)+         71,096           1.22 (a)       1.22 (a)        0.83  (a)         24
  9.56 + (b)         63           3.73 (a)       1.32 (a)        0.36  (a)          9  +
  9.49 + (b)          2          42.62 (a)       1.34 (a)        0.14  (a)         34
----------------------------------------------------------------------------------------

  4.41%+       $291,701           0.85%(a)       0.85%(a)        0.51% (a)         44% +
 38.76          272,292           0.87           0.87            0.71             186
(22.80)         238,370           0.86           0.86            0.94              52
  3.42          360,027           0.86           0.86            0.92              27
 24.57          189,245           0.86           0.86            1.05              65
 (2.79)+        146,279           0.87 (a)       0.87 (a)        1.12  (a)         54
  4.36 +         43,371           1.05 (a)       1.05 (a)        0.31  (a)         44  +
 38.60           28,744           1.07           1.07            0.44             186
(21.87)+         11,473           1.06 (a)       1.06 (a)        1.02  (a)         52
----------------------------------------------------------------------------------------

  4.87%+       $175,296           0.96%(a)       0.96%(a)        0.60% (a)         25% +
 38.36          183,743           0.98           0.98            0.64              52
(27.83)          32,237           1.15           1.15            0.15              31
  0.90 +         20,877           1.42 (a)       1.42 (a)        0.05 (a)         194
  4.76 +        133,580           1.16 (a)       1.16 (a)        0.40 (a)          25  +
 38.16          101,429           1.18           1.18            0.44              52
(27.63)+          7,204           1.35 (a)       1.34 (a)        0.04 (a)          31
  4.80 + (b)         42           4.46 (a)       1.31 (a)        0.21 (a)          25  +
 11.03 + (b)          4          20.92 (a)       1.33 (a)        0.32 (a)          52
----------------------------------------------------------------------------------------

  3.25%+ (b)   $ 83,683           0.42%(a)       0.40%(a)        1.22%(a)           7% +
 28.29   (b)     81,536           0.50           0.40            1.38               2
(22.30)  (b)     73,082           0.41           0.40            1.21               4
(12.26)  (b)    103,007           0.41           0.40            0.97               4
 (9.29)  (b)    114,154           0.40           0.40            0.91               8
 20.58   (b)    114,775           0.41           0.40            1.17              10
-----------------------------------------------------------------------------------------

****  Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

##    Amount is less than $1,000

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         NET REALIZED
                                                        AND UNREALIZED
                                                        GAIN (LOSS) ON
                                   NET ASSET    NET      INVESTMENTS              DIVIDENDS                              NET ASSET
               YEAR OR              VALUE,   INVESTMENT  AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS                 VALUE,
                PERIOD             BEGINNING   INCOME      CURRENCY    INVESTMENT INVESTMENT FROM CAPITAL     TOTAL        END OF
                ENDED              OF PERIOD   (LOSS)    TRANSACTIONS  OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $12.71     $0.04      $ 0.51      $ 0.55    ($ 0.06)            -       ($ 0.06)   $13.20
     12/31/2003****                     9.82      0.08        2.84        2.92      (0.03)            -         (0.03)    12.71
     12/31/2002****                    11.73      0.07       (1.97)      (1.90)     (0.01)            -         (0.01)     9.82
     4/30/2001* to 12/31/2001****      12.50      0.03       (0.80)      (0.77)         -             -             -     11.73
    SERIES II
     6/30/2004**** (Unaudited)         12.68      0.03        0.50        0.53      (0.06)            -         (0.06)    13.15
     12/31/2003****                     9.82      0.06        2.83        2.89      (0.03)            -         (0.03)    12.68
     1/28/2002* to 12/31/2002****      11.48      0.07       (1.72)      (1.65)     (0.01)            -         (0.01)     9.82
    SERIES III
     6/30/2004**** (Unaudited)         12.71      0.03        0.52        0.55      (0.08)            -         (0.08)    13.18
     09/05/2003* to 12/31/2003****     11.28      0.02        1.41        1.43          -             -             -     12.71
-------------------------------------------------------------------------------------------------------------------------------

GROWTH & INCOME TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $21.79     $0.07      $ 0.40      $ 0.47    ($ 0.18)            -       ($ 0.18)   $22.08
     12/31/2003****                    17.40      0.17        4.41        4.58      (0.19)            -         (0.19)    21.79
     12/31/2002****                    23.91      0.16       (5.80)      (5.64)     (0.12)      ($ 0.75)        (0.87)    17.40
     12/31/2001****                    28.54      0.12       (3.32)      (3.20)     (0.11)        (1.32)        (1.43)    23.91
     12/31/2000****                    32.67      0.10       (2.21)      (2.11)     (0.18)        (1.84)        (2.02)    28.54
     12/31/1999                        28.43      0.17        5.12        5.29      (0.19)        (0.86)        (1.05)    32.67
    SERIES II
     6/30/2004**** (Unaudited)         21.72      0.05        0.40        0.45      (0.17)            -         (0.17)    22.00
     12/31/2003****                    17.39      0.13        4.41        4.54      (0.21)            -         (0.21)    21.72
     1/28/2002* to 12/31/2002****      23.43      0.12       (5.29)      (5.17)     (0.12)        (0.75)        (0.87)    17.39
    SERIES III
     6/30/2004**** (Unaudited)         21.79      0.03        0.43        0.46      (0.21)            -         (0.21)    22.04
     09/05/2003* to 12/31/2003****     20.21      0.04        1.54        1.58          -             -             -     21.79
-------------------------------------------------------------------------------------------------------------------------------

GREAT COMPANIES AMERICA TRUST
    SERIES II
     6/30/2004**** (Unaudited)        $14.00    ($0.01)    ($ 0.06)    ($ 0.07)         -             - #           - #  $13.93
     8/4/2003* to 12/31/2003****       12.50         - #      1.51        1.51    ($ 0.01)            -       ($ 0.01)    14.00
-------------------------------------------------------------------------------------------------------------------------------

QUANTITATIVE VALUE TRUST
    SERIES I
     5/3/2004* to 6/30/2004****
        (Unaudited)                   $12.50     $0.02      $ 0.35      $ 0.37          -             -             -    $12.87
    SERIES II
     5/3/2004* to 6/30/2004****
        (Unaudited)                    12.50      0.02        0.35        0.37          -             -             -     12.87
    SERIES III
     5/3/2004* to 6/30/2004****
        (Unaudited)                    12.50      0.01        0.36        0.37          -             -             -     12.87
--------------------------------------------------------------------------------------------------------------------------------

EQUITY-INCOME TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $15.22     $0.10      $ 0.56      $ 0.66    ($ 0.20)      ($ 0.18)      ($ 0.38)   $15.50
     12/31/2003****                    12.62      0.23        2.85        3.08      (0.22)        (0.26)        (0.48)    15.22
     12/31/2002****                    15.13      0.22       (2.13)      (1.91)     (0.19)        (0.41)        (0.60)    12.62
     12/31/2001****                    16.83      0.22       (0.06)       0.16      (0.29)        (1.57)        (1.86)    15.13
     12/31/2000****                    17.05      0.30        1.63        1.93      (0.34)        (1.81)        (2.15)    16.83
     12/31/1999                        17.78      0.35        0.25        0.60      (0.37)        (0.96)        (1.33)    17.05
    SERIES II
     6/30/2004**** (Unaudited)         15.17      0.09        0.55        0.64      (0.19)        (0.18)        (0.37)    15.44
     12/31/2003****                    12.61      0.21        2.84        3.05      (0.23)        (0.26)        (0.49)    15.17
     01/28/2002* to 12/31/2002****     15.05      0.21       (2.05)      (1.84)     (0.19)        (0.41)        (0.60)    12.61
    SERIES III
     6/30/2004**** (Unaudited)         15.22      0.07        0.58        0.65      (0.22)        (0.18)        (0.40)    15.47
     09/05/2003* to 12/31/2003****     13.86      0.07        1.29        1.36          -             -             -     15.22
-------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                               RATIO OF
                                               EXPENSES     RATIO OF NET
               NET ASSETS      RATIO OF       TO AVERAGE     INVESTMENT
                 END OF        EXPENSES       NET ASSETS    INCOME (LOSS)  PORTFOLIO
 TOTAL           PERIOD       TO AVERAGE     AFTER EXPENSE   TO AVERAGE     TURNOVER
RETURN          (000'S)       NET ASSETS      REDUCTIONS     NET ASSETS      RATE++
------------------------------------------------------------------------------------
  4.37% +      $  383,878       0.95%(a)       0.95%(a)       0.65% (a)        9% +
 29.83            355,263       0.97           0.97           0.78            12
(16.20)           269,250       0.98           0.98           0.71            19
 (6.16) +         111,590       1.07 (a)       1.07 (a)       0.45  (a)       16
  4.16  +         279,118       1.15 (a)       1.15 (a)       0.46  (a)        9  +
 29.57            203,168       1.17           1.17           0.59            12
(14.46) +          65,174       1.18 (a)       1.18 (a)       0.75  (a)       19
  4.32  + (b)          53       4.80 (a)       1.30 (a)       0.39  (a)        9  +
 12.68  + (b)           9      15.43 (a)       1.32 (a)       0.55  (a)       12
------------------------------------------------------------------------------------

  2.19% +      $1,441,723       0.74% (a)      0.74% (a)      0.65% (a)       22% +
 26.45          1,553,119       0.75           0.75           0.92            39
(24.33)         1,436,309       0.75           0.75           0.79            40
(11.28)         2,387,718       0.80           0.80           0.48            24
 (7.12)         2,914,338       0.79           0.79           0.33            32
 18.87          3,187,220       0.80           0.80           0.63            19
  2.09  +         115,711       0.94 (a)       0.94 (a)       0.44  (a)       22  +
 26.41            114,785       0.95           0.95           0.69            39
(22.83) +          39,491       0.95 (a)       0.95 (a)       0.77  (a)       40
  2.14  + (b)           6       7.52 (a)       1.09 (a)       0.31  (a)       22  +
  7.82  + (b)           1      57.22 (a)       1.10 (a)       0.67  (a)       39
------------------------------------------------------------------------------------

 (0.48%)+ (b)  $    2,712       2.01%(a)       1.63%(a)      (0.19%)(a)        9% +
 12.07  + (b)       2,796       3.14 (a)       1.60 (a)      (0.02) (a)        5
------------------------------------------------------------------------------------

  2.96% +      $  156,650       0.84%(a)       0.84%(a)       1.04% (a)       39% +
  2.96  +          24,330       1.04 (a)       1.04 (a)       0.87  (a)       39  +
  2.96  +               5       1.19 (a)       1.19 (a)       0.77  (a)       39  +
------------------------------------------------------------------------------------

  4.43% + (b)  $1,257,822       0.91%(a)       0.88%(a)       1.34% (a)       12% +
 25.57    (b)   1,277,187       0.92           0.89           1.73            15
(13.28)   (b)   1,015,246       0.93           0.91           1.58            18
  1.29    (b)   1,147,075       0.93           0.91           1.45            19
 12.99    (b)     965,675       0.92           0.91           1.94            34
  3.40          1,011,260       0.91           0.91           1.83            30
  4.34  + (b)     409,125       1.11 (a)       1.08 (a)       1.15  (a)       12  +
 25.40    (b)     314,184       1.12           1.09           1.55            15
(12.89) + (b)      87,245       1.13 (a)       1.11 (a)       1.83  (a)       18
  4.36  + (b)         193       3.73 (a)       1.23 (a)       0.97  (a)       12  +
  9.81  + (b)           8      14.85 (a)       1.24 (a)       1.57  (a)       15
------------------------------------------------------------------------------------

****  Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         NET REALIZED
                                                        AND UNREALIZED
                                                        GAIN (LOSS) ON
                                   NET ASSET     NET     INVESTMENTS              DIVIDENDS                              NET ASSET
             YEAR OR                 VALUE,  INVESTMENT   AND FOREIGN  TOTAL FROM  FROM NET  DISTRIBUTIONS                 VALUE,
              PERIOD               BEGINNING   INCOME      CURRENCY    INVESTMENT INVESTMENT FROM CAPITAL     TOTAL        END OF
              ENDED                OF PERIOD   (LOSS)    TRANSACTIONS  OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
INCOME & VALUE TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $10.35      $0.07        $ 0.12     $ 0.19    ($ 0.14)            -       ($ 0.14)   $10.40
     12/31/2003****                     8.36       0.13          2.04       2.17      (0.18)            -         (0.18)    10.35
     12/31/2002****                    10.13       0.17         (1.76)     (1.59)     (0.18)            -         (0.18)     8.36
     12/31/2001****                    10.56       0.19         (0.11)      0.08      (0.28)      ($ 0.23)        (0.51)    10.13
     12/31/2000****                    12.91       0.27          0.33       0.60      (0.33)        (2.62)        (2.95)    10.56
     12/31/1999                        13.36       0.32          0.77       1.09      (0.40)        (1.14)        (1.54)    12.91
    SERIES II
     6/30/2004**** (Unaudited)         10.31       0.06          0.13       0.19      (0.14)            -         (0.14)    10.36
     12/31/2003****                     8.35       0.11          2.04       2.15      (0.19)            -         (0.19)    10.31
     1/28/2002* to 12/31/2002****      10.01       0.12         (1.60)     (1.48)     (0.18)            -         (0.18)     8.35
---------------------------------------------------------------------------------------------------------------------------------

GLOBAL ALLOCATION TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $ 9.70      $0.07        $ 0.08     $ 0.15    ($ 0.10)            -       ($ 0.10)   $ 9.75
     12/31/2003****                     7.71       0.06          1.97       2.03      (0.04)            -         (0.04)     9.70
     12/31/2002****                    10.04       0.04         (2.37)     (2.33)         - #           -             - #    7.71
     12/31/2001****                    11.67       0.01         (1.57)     (1.56)     (0.01)      ($ 0.06)        (0.07)    10.04
     5/1/2000* to 12/31/2000****       12.50       0.15         (0.55)     (0.40)     (0.15)        (0.28)        (0.43)    11.67
    SERIES II
     6/30/2004**** (Unaudited)          9.68       0.06          0.08       0.14      (0.10)            -         (0.10)     9.72
     12/31/2003****                     7.70       0.04          1.99       2.03      (0.05)            -         (0.05)     9.68
     1/28/2002* to 12/31/2002****       9.91       0.04         (2.25)     (2.21)         - #           -             - #    7.70
    SERIES III
     5/3/2004 to 6/30/2004****
        (Unaudited)                     9.59       0.02          0.14       0.16          -             -             -      9.75
---------------------------------------------------------------------------------------------------------------------------------

HIGH YIELD TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $ 9.95      $0.36       ($ 0.32)    $ 0.04    ($ 0.49)            -       ($ 0.49)   $ 9.50
     12/31/2003****                     8.50       0.69          1.28       1.97      (0.52)            -         (0.52)     9.95
     12/31/2002****                     9.88       0.75         (1.37)     (0.62)     (0.76)            -         (0.76)     8.50
     12/31/2001****                    11.65       1.06         (1.64)     (0.58)     (1.19)            -         (1.19)     9.88
     12/31/2000****                    12.83       1.26         (2.40)     (1.14)     (0.04)            -         (0.04)    11.65
     12/31/1999                        12.92       1.14         (0.12)      1.02      (1.11)            -         (1.11)    12.83
    SERIES II
     6/30/2004**** (Unaudited)          9.91       0.35         (0.31)      0.04      (0.49)            -         (0.49)     9.46
     12/31/2003****                     8.49       0.68          1.27       1.95      (0.53)            -         (0.53)     9.91
     1/28/2002* to 12/31/2002****       9.95       0.47         (1.17)     (0.70)     (0.76)            -         (0.76)     8.49
    SERIES III
     6/30/2004**** (Unaudited)          9.95       0.34         (0.30)      0.04      (0.50)            -         (0.50)     9.49
     09/05/2003* to 12/31/2003****      9.21       0.22          0.52       0.74          -             -             -      9.95
---------------------------------------------------------------------------------------------------------------------------------

STRATEGIC BOND TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $11.73      $0.22       ($ 0.22)         -    ($ 0.44)            -       ($ 0.44)   $11.29
     12/31/2003****                    10.89       0.56          0.82     $ 1.38      (0.54)            -         (0.54)    11.73
     12/31/2002****                    10.74       0.71          0.21       0.92      (0.77)            -         (0.77)    10.89
     12/31/2001****                    10.92       0.73         (0.07)      0.66      (0.84)            -         (0.84)    10.74
     12/31/2000****                    11.14       0.87         (0.11)      0.76      (0.98)            -         (0.98)    10.92
     12/31/1999                        11.72       1.00         (0.75)      0.25      (0.83)            -         (0.83)    11.14
    SERIES II
     6/30/2004**** (Unaudited)         11.69       0.21         (0.23)     (0.02)     (0.43)            -         (0.43)    11.24
     12/31/2003****                    10.88       0.51          0.85       1.36      (0.55)            -         (0.55)    11.69
     01/28/2002* to 12/31/2002****     10.88       0.60          0.17       0.77      (0.77)            -         (0.77)    10.88
    SERIES III
     6/30/2004**** (Unaudited)         11.73       0.20         (0.21)     (0.01)     (0.45)            -         (0.45)    11.27
     09/05/2003* to 12/31/2003****     11.17       0.15          0.41       0.56          -             -             -     11.73
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                RATIO OF
                                                EXPENSES      RATIO OF NET
               NET ASSETS      RATIO OF        TO AVERAGE      INVESTMENT
                 END OF        EXPENSES        NET ASSETS     INCOME (LOSS)   PORTFOLIO
 TOTAL           PERIOD       TO AVERAGE     AFTER EXPENSE     TO AVERAGE      TURNOVER
RETURN          (000'S)       NET ASSETS       REDUCTIONS      NET ASSETS       RATE++
-----------------------------------------------------------------------------------------
  1.86  +      $  625,650        0.89%+ (a)       0.89%+(a)        1.40%(a)     48% +  ++
 26.48            521,949        0.87             0.87             1.45         91
(15.93)           448,524        0.88             0.88             1.90         61
  0.98            561,623        0.87             0.87             1.90         70
  4.94            546,311        0.86             0.86             2.46         51
  8.52            639,824        0.86             0.86             2.39        165
  1.82  +         116,344        1.09 + (a)       1.09 +(a)        1.20 (a)     48  +  ++
 26.29             80,776        1.07             1.07             1.19         91
(15.02) +          22,839        1.08   (a)       1.08  (a)        1.55 (a)     61
-----------------------------------------------------------------------------------------

  1.58% +      $   94,904        1.10%  (a)       1.10% (a)        1.50%(a)     45% +
 26.43             64,143        1.22             1.22             0.74        147
(23.21)            57,408        1.18             1.18             0.44         18
(13.38)            73,714        1.30             1.30             0.11         25
 (3.20) +          43,263        1.33   (a)       1.33  (a)        1.74 (a)    133
  1.46  +          54,452        1.30   (a)       1.30  (a)        1.34 (a)     45  +
 26.47             18,820        1.42             1.42             0.49        147
(22.30) +           5,364        1.38   (a)       1.38  (a)        0.51 (a)     18
  1.67  +               9        1.45   (a)       1.45  (a)        1.11 (a)     45  +
-----------------------------------------------------------------------------------------

  0.39% +      $  641,363        0.80%   (a)      0.80% (a)        7.42%(a)     36% +
 24.15            621,277        0.82             0.82             7.56         75
 (6.65)           336,640        0.84             0.84             8.55         53
 (5.48)           323,309        0.84             0.84            10.10         64
 (8.97)           238,207        0.84             0.84            10.15         57
  8.00            241,054        0.84             0.84             8.59         62
  0.35  +         443,685        1.00    (a)      1.00  (a)        7.26 (a)     36  +
 23.91            295,865        1.02             1.02             7.38         75
 (7.42) +          50,127        1.04    (a)      1.04  (a)        6.18 (a)     53
  0.37  + (b)         235        3.52    (a)      1.15  (a)        7.15 (a)     36  +
  8.03  + (b)          16       11.65    (a)      1.17  (a)        7.15 (a)     75
-----------------------------------------------------------------------------------------

  (.06%)+      $  485,463        0.83%   (a)      0.83% (a)        3.83%(a)     43% +
 13.11            456,192        0.86             0.86             4.96         80
  8.96            406,972        0.86             0.86             6.78         86
  6.24            302,499        0.86             0.86             6.85         85
  7.28            333,293        0.87             0.87             8.15        175
  2.22            368,380        0.87             0.87             8.15        107
 (0.18) +         254,033        1.03    (a)      1.03  (a)        3.62 (a)     43  +
 12.93            151,218        1.06             1.06             4.56         80
  7.46  +          42,538        1.06    (a)      1.06  (a)        6.18 (a)     86
 (0.12) + (b)         131        4.41    (a)      1.18  (a)        3.51 (a)     43  +
  5.01  + (b)          13       12.56    (a)      1.21  (a)        4.11 (a)     80
-----------------------------------------------------------------------------------------

****  Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

#     Amount is less than $.01 per share.

+ The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 0.87% and 1.07% for Series I and Series II, respectively.

++ The portfolio turnover rate does not include the assets acquired in the merger.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         NET REALIZED
                                                        AND UNREALIZED
                                                        GAIN (LOSS) ON
                                   NET ASSET    NET      INVESTMENTS              DIVIDENDS                              NET ASSET
               YEAR OR               VALUE,  INVESTMENT  AND FOREIGN   TOTAL FROM  FROM NET  DISTRIBUTIONS                 VALUE,
                PERIOD             BEGINNING   INCOME      CURRENCY    INVESTMENT INVESTMENT FROM CAPITAL      TOTAL       END OF
                ENDED              OF PERIOD   (LOSS)    TRANSACTIONS  OPERATIONS   INCOME      GAINS      DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME TRUST
    SERIES I
     5/3/2004* to 6/30/2004****
       (Unaudited)                 $   12.50      $0.03       ($ 0.05)   ($ 0.02)         -             -             -    $12.48
    SERIES II
     5/3/2004* to 6/30/2004****
       (Unaudited)                     12.50       0.03         (0.05)     (0.02)         -             -             -     12.48
---------------------------------------------------------------------------------------------------------------------------------

GLOBAL BOND TRUST
    SERIES I
     6/30/2004****
        (Unaudited) (c)            $   15.34      $0.17       ($ 0.35)   ($ 0.18)   ($ 0.59)            -      ($ 0.59)    $14.57
     12/31/2003**** (c)                13.79       0.44          1.62       2.06      (0.51)            -        (0.51)     15.34
     12/31/2002**** (c)                11.48       0.40          1.91       2.31          -             -            -      13.79
     12/31/2001**** (c)                11.42       0.41         (0.35)      0.06          -             -            -      11.48
     12/31/2000**** (c)                11.60       0.51         (0.33)      0.18      (0.36)            -        (0.36)     11.42
     12/31/1999 (c)                    13.73       0.67         (1.55)     (0.88)     (1.25)            -        (1.25)     11.60
    SERIES II
     6/30/2004**** (Unaudited) (c)     15.29       0.16         (0.35)     (0.19)     (0.59)            -        (0.59)     14.51
     12/31/2003**** (c)                13.77       0.39          1.64       2.03      (0.51)            -        (0.51)     15.29
     1/28/2002* to
        12/31/2002**** (c)             11.36       0.40          2.01       2.41          -             -            -      13.77
    SERIES III
     6/30/2004**** (Unaudited) (c)     15.34       0.17         (0.37)     (0.20)     (0.60)            -        (0.60)     14.54
     9/5/2003* to
         12/31/2003**** (c)            13.72       0.05          1.57       1.62          -             -            -      15.34
---------------------------------------------------------------------------------------------------------------------------------

DIVERSIFIED BOND TRUST
    SERIES I
     6/30/2004**** (Unaudited)     $   10.86      $0.21       ($ 0.26)   ($ 0.05)   ($ 0.46)            -      ($ 0.46)    $10.35
     12/31/2003****                    10.89       0.40          0.09       0.49      (0.52)            -        (0.52)     10.86
     12/31/2002****                    10.59       0.53          0.24       0.77      (0.47)            -        (0.47)     10.89
     12/31/2001****                    10.47       0.57          0.14       0.71      (0.59)            -        (0.59)     10.59
     12/31/2000****                    10.82       0.66          0.34       1.00      (0.58)      ($ 0.77)       (1.35)     10.47
     12/31/1999                        11.83       0.56         (0.46)      0.10      (0.49)        (0.62)       (1.11)     10.82
    SERIES II
     6/30/2004**** (Unaudited)         10.84       0.19         (0.26)     (0.07)     (0.46)            -        (0.46)     10.31
     12/31/2003****                    10.88       0.35          0.13       0.48      (0.52)            -        (0.52)     10.84
     1/28/2002* to 12/31/2002****      10.62       0.44          0.29       0.73      (0.47)            -        (0.47)     10.88
    SERIES III
     6/30/2004**** (Unaudited)         10.86       0.19         (0.25)     (0.06)     (0.47)            -        (0.47)     10.33
     09/05/2003* to 12/31/2003****     10.54       0.08          0.24       0.32          -             -            -      10.86
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT QUALITY BOND TRUST
    SERIES I
     6/30/2004**** (Unaudited)     $   12.58      $0.29       ($ 0.28)    $ 0.01    ($ 0.75)            -      ($ 0.75)    $11.84
     12/31/2003****                    12.33       0.61          0.26       0.87      (0.62)            -        (0.62)     12.58
     12/31/2002****                    11.85       0.67          0.45       1.12      (0.64)            -        (0.64)     12.33
     12/31/2001****                    11.74       0.74          0.09       0.83      (0.72)            -        (0.72)     11.85
     12/31/2000****                    11.60       0.79          0.24       1.03      (0.89)            -        (0.89)     11.74
     12/31/1999                        12.46       0.81         (1.02)     (0.21)     (0.65)            -        (0.65)     11.60
    SERIES II
     6/30/2004**** (Unaudited)         12.55       0.27         (0.27)         -      (0.74)            -        (0.74)     11.81
     12/31/2003****                    12.32       0.57          0.29       0.86      (0.63)            -        (0.63)     12.55
     01/28/2002* to 12/31/2002****     11.94       0.56          0.46       1.02      (0.64)            -        (0.64)     12.32
    SERIES III
     6/30/2004**** (Unaudited)         12.58       0.25         (0.25)         -      (0.76)            -        (0.76)     11.82
     09/05/2003* to 12/31/2003****     12.08       0.17          0.33       0.50          -             -            -      12.58
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                                RATIO OF
                                                EXPENSES    RATIO OF NET
               NET ASSETS     RATIO OF        TO AVERAGE     INVESTMENT
                 END OF       EXPENSES         NET ASSETS   INCOME (LOSS)  PORTFOLIO
TOTAL            PERIOD      TO AVERAGE      AFTER EXPENSE   TO AVERAGE     TURNOVER
RETURN          (000'S)      NET ASSETS        REDUCTIONS    NET ASSETS      RATE++
-----------------------------------------------------------------------------------
 (0.16%)+      $    5,008        1.27%(a)       1.27%(a)       1.63%(a)        5% +
 (0.16) +           5,526        1.47 (a)       1.47 (a)       1.42 (a)        5  +
-----------------------------------------------------------------------------------

 (1.21%)+      $  384,139        0.84%(a)       0.84%(a)       2.25%(a)       85% +
 15.40            195,165        0.91           0.91           3.10          338
 20.12            181,728        0.92           0.92           3.23          439
  0.53             96,534        1.02           1.02           3.56          527
  1.68            116,370        1.00           1.00           4.65          644
 (6.67)           145,992        0.98           0.98           4.36          471

 (1.22) +         247,184        1.04 (a)       1.04 (a)       2.17 (a)       85  +
 15.25             64,400        1.11           1.11           2.74          338
 21.21  +          21,820        1.12 (a)       1.12 (a)       3.30 (a)      439

 (1.35) + (b)         143        3.46 (a)       1.19 (a)       2.28 (a)       85  +
 11.81  + (b)           5       18.10 (a)       1.26 (a)       1.28 (a)      338
-----------------------------------------------------------------------------------

 (0.47%)+      $  264,715        0.83%(a)       0.83%(a)       3.88%(a)       75% +
  4.60            296,041        0.83           0.83           3.69          193
  7.61            329,804        0.82           0.82           5.03           83
  7.09            286,742        0.82           0.82           5.40          140
 10.32            212,462        0.81           0.81           6.50           76
  0.72            218,868        0.84           0.84           5.18          173

 (0.68) +         131,740        1.03 (a)       1.03 (a)       3.62 (a)       75  +
  4.59             57,909        1.03           1.03           3.31          193
  7.21  +          25,249        1.02 (a)       1.02 (a)       4.52 (a)       83

 (0.57) +               8        1.18 (a)       1.18 (a)       3.56 (a)       75  +
  3.04  +               5        1.18 (a)       1.18 (a)       2.30 (a)      193
-----------------------------------------------------------------------------------

     -  + ++++ $  368,782        0.75%(a)       0.75%(a)       4.68%(a)       13% +
  7.32%           399,189        0.75           0.75           4.93           59
  9.94            469,334        0.74           0.74           5.71           46
  7.33            407,652        0.74           0.74           6.28           50
  9.40            282,725        0.73           0.73           6.95           35
 (1.79)           288,594        0.77           0.77           6.79           36

 (0.09)+           94,214        0.95 (a)       0.95 (a)       4.45 (a)       13  +
  7.24             84,928        0.95           0.95           4.64           59
  9.02 +           38,021        0.94 (a)       0.94 (a)       5.07 (a)       46

 (0.05)+  (b)          41        5.05 (a)       1.10 (a)       4.10 (a)       13  +
  4.14 +  (b)          22       11.06 (a)       1.10 (a)       4.31 (a)       59
-----------------------------------------------------------------------------------

****  Net investment income has been calculated using the average shares method.

*     Commencement of operations

++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

+     Not Annualized

++++  Amount is less than .01%.

(a)   Annualized

(b) The total return would have been lower, had operating expenses not been reduced.

(c) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been reclassified to realized gain
      (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than $(0.01) for Series I, less than $0.01 for Series II, and $0.02 for Series III, and the net investment income ratio by (0.04%) for Series I, 0.05% for Series II, and 0.23% for Series III, for the period ended June 30, 2004. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I, $0.06 for Series II, and $0.03 for Series III, and to the net investment income ratio of 0.35% for Series I, 0.41% for Series II, and 0.75% for Series III for the year/period ended December 31, 2003; increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended December 31, 2002; increases to the net investment income per share of $0.03 for Series I, and to the net investment income ratio of 0.27% for Series I for the year ended December 31, 2001; increases to the net investment income per share of less than $0.01 for Series I, and to the net investment income ratio of 0.04% for Series I for the year ended December 31, 2000; and decreases to the net investment income per share of less than $(0.01) for Series I, and to the net investment income ratio of (0.02%) for the year ended December 31, 1999.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          NET REALIZED
                                                         AND UNREALIZED
                                                         GAIN (LOSS) ON
                                     NET ASSET    NET      INVESTMENTS            DIVIDENDS                               NET ASSET
               YEAR OR                 VALUE,  INVESTMENT  AND FOREIGN TOTAL FROM  FROM NET  DISTRIBUTIONS                  VALUE,
                PERIOD               BEGINNING  INCOME      CURRENCY   INVESTMENT INVESTMENT  FROM CAPITAL    TOTAL        END OF
                ENDED                OF PERIOD  (LOSS)    TRANSACTIONS OPERATIONS  INCOME        GAINS     DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN TRUST
    SERIES I
     6/30/2004**** (Unaudited) (c)    $ 14.21    $0.11      ($ 0.07)      $0.04   ($ 0.54)    ($ 0.17)      ($ 0.71)       $13.54
     12/31/2003**** (c)                 14.43     0.35         0.35        0.70     (0.77)      (0.15)        (0.92)        14.21
     12/31/2002**** (c)                 13.88     0.49         0.78        1.27     (0.42)      (0.30)        (0.72)        14.43
     12/31/2001**** (c)                 13.33     0.61         0.51        1.12     (0.57)          -         (0.57)        13.88
     12/31/2000**** (c)                 12.37     0.76         0.51        1.27     (0.31)          -         (0.31)        13.33
     5/1/1999* to 12/31/1999            12.50     0.35        (0.48)      (0.13)        -           -             -         12.37
    SERIES II
     6/30/2004**** (Unaudited) (c)      14.17     0.10        (0.07)       0.03     (0.53)      (0.17)        (0.70)        13.50
     12/31/2003**** (c)                 14.42     0.31         0.37        0.68     (0.78)      (0.15)        (0.93)        14.17
     1/28/2002* to 12/31/2002**** (c)   14.00     0.36         0.78        1.14     (0.42)      (0.30)        (0.72)        14.42
    SERIES III
     6/30/2004**** (Unaudited) (c)      14.21     0.07        (0.05)       0.02     (0.56)      (0.17)        (0.73)        13.50
     9/5/2003* to 12/31/2003**** (c)    13.75     0.08         0.38        0.46         -           -             -         14.21
-----------------------------------------------------------------------------------------------------------------------------------

REAL RETURN BOND TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $ 13.11    $0.02       $ 0.32       $0.34   ($ 0.06)    ($ 0.22)      ($ 0.28)       $13.17
     5/5/2003* to 12/31/2003****        12.50     0.08         0.53        0.61         -           -             -         13.11
    SERIES II
     6/30/2004**** (Unaudited)          13.10     0.00         0.33        0.33     (0.06)      (0.22)        (0.28)        13.15
     5/5/2003* to 12/31/2003****        12.50     0.06         0.54        0.60         -           -             -         13.10
    SERIES III
     6/30/2004**** (Unaudited)          13.11    (0.02)        0.35        0.33     (0.07)      (0.22)        (0.29)        13.15
     09/05/2003* to 12/31/2003****      12.41     0.01         0.69        0.70         -           -             -         13.11
-----------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT SECURITIES TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $ 14.01    $0.11      ($ 0.11)          -   ($ 0.28)    ($ 0.19)      ($ 0.47)       $13.54
     12/31/2003****                     14.22     0.21         0.03       $0.24     (0.45)          -         (0.45)        14.01
     12/31/2002****                     13.72     0.54         0.52        1.06     (0.56)          -         (0.56)        14.22
     12/31/2001****                     13.57     0.69         0.23        0.92     (0.77)          -         (0.77)        13.72
     12/31/2000****                     13.24     0.85         0.50        1.35     (1.02)          -         (1.02)        13.57
     12/31/1999                         13.82     0.74        (0.77)      (0.03)    (0.55)          -         (0.55)        13.24
    SERIES II
     6/30/2004**** (Unaudited)          13.97     0.09        (0.10)      (0.01)    (0.26)      (0.19)        (0.45)        13.51
     12/31/2003****                     14.21     0.18         0.04        0.22     (0.46)          -         (0.46)        13.97
     1/28/2002* to 12/31/2002****       13.77     0.39         0.61        1.00     (0.56)          -         (0.56)        14.21
    SERIES III
     6/30/2004**** (Unaudited)          14.01     0.08        (0.10)      (0.02)    (0.29)      (0.19)        (0.48)        13.51
     09/05/2003* to 12/31/2003****      13.70     0.03         0.28        0.31         -           -             -         14.01
-----------------------------------------------------------------------------------------------------------------------------------

MONEY MARKET TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $ 10.00    $0.02            -       $0.02   ($ 0.02)          -       ($ 0.02)       $10.00
     12/31/2003****                     10.00     0.06            -        0.06     (0.06)          -         (0.06)        10.00
     12/31/2002****                     10.00     0.12            -        0.12     (0.12)          -         (0.12)        10.00
     12/31/2001****                     10.00     0.34            -        0.34     (0.34)          -         (0.34)        10.00
     12/31/2000****                     10.00     0.57            -        0.57     (0.57)          -         (0.57)        10.00
     12/31/1999                         10.00     0.45            -        0.45     (0.45)          -         (0.45)        10.00
    SERIES II
     6/30/2004**** (Unaudited)          10.00     0.01                     0.01     (0.01)          -         (0.01)        10.00
     12/31/2003****                     10.00     0.04            -        0.04     (0.04)          -         (0.04)        10.00
     01/28/2002* to 12/31/2002****      10.00     0.08            -        0.08     (0.08)          -         (0.08)        10.00
    SERIES III
     6/30/2004**** (Unaudited)          10.00     0.01            -        0.01     (0.01)          -         (0.01)        10.00
     09/05/2003* to 12/31/2003****      10.00        - #          -           - #       - #         -             - #       10.00
-----------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                          RATIO OF
                                          EXPENSES    RATIO OF NET
               NET ASSETS   RATIO OF     TO AVERAGE    INVESTMENT
                 END OF     EXPENSES     NET ASSETS   INCOME (LOSS)  PORTFOLIO
  TOTAL          PERIOD    TO AVERAGE  AFTER EXPENSE   TO AVERAGE    TURNOVER
 RETURN          (000'S)   NET ASSETS    REDUCTIONS    NET ASSETS     RATE++
--------------------------------------------------------------------------------
  0.29% +      $  851,698   0.81% (a)    0.81% (a)      1.62% (a)       49% +
  5.02          1,036,128   0.82         0.82           2.48           285
  9.52          1,072,629   0.81         0.81           3.53           381
  8.28            736,472   0.83         0.83           4.50           439
 10.49            387,647   0.84         0.84           6.02           551
 (1.04) +         240,016   0.84  (a)    0.84  (a)      5.72  (a)       95
  0.18  +         493,867   1.01  (a)    1.01  (a)      1.39  (a)       49  +
  4.87            491,176   1.02         1.02           2.15           285
  8.51  +         218,354   1.01  (a)    1.01  (a)      2.79  (a)      381
  0.12  + (b)         587   4.24  (a)    1.16  (a)      1.06  (a)       49  +
  3.35  + (b)         337   7.92  (a)    1.17  (a)      1.74  (a)      285
--------------------------------------------------------------------------------

  2.60% +      $  162,030   0.82% (a)    0.82% (a)      0.28% (a)      576% +
  4.88  +         137,432   0.83  (a)    0.83  (a)      1.00  (a)      574
  2.49  +         239,856   1.02  (a)    1.02  (a)      0.05  (a)      576  +
  4.80  +         142,254   1.03  (a)    1.03  (a)      0.67  (a)      574
  2.51  + (b)          83   4.58  (a)    1.17  (a)     (0.25) (a)      576  +
  5.64  + (b)           8  14.88  (a)    1.18  (a)      0.20  (a)      574
--------------------------------------------------------------------------------

  0.01% +      $  469,972   0.74% (a)    0.74% (a)      1.55% (a)       39% +
  1.73            524,845   0.73         0.73           1.52            97
  7.99            707,709   0.74         0.74           3.88            19
  7.03            558,392   0.71         0.71           5.10            41
 10.87            333,163   0.72         0.72           6.56            58
 (0.23)           363,269   0.72         0.72           6.03            40
 (0.04) +         228,404   0.94  (a)    0.94  (a)      1.30  (a)       39  +
  1.59            207,778   0.93         0.93           1.28            97
  7.53  +         128,200   0.94  (a)    0.94  (a)      3.04  (a)       19
 (0.09) + (b)          67   4.99  (a)    1.09  (a)      1.11  (a)       39  +
  2.26  + (b)         106   8.13  (a)    1.08  (a)      0.82  (a)       97
--------------------------------------------------------------------------------

  0.24% +      $2,315,862   0.54% (a)    0.54% (a)      0.49% (a)      N/A
  0.58          1,037,112   0.55         0.55           0.59           N/A
  1.18          1,415,874   0.55         0.55           1.17           N/A
  3.59          1,484,694   0.55         0.55           3.38           N/A
  5.88            950,155   0.54         0.54           5.71           N/A
  4.60          1,084,859   0.55         0.55           4.54           N/A
  0.14  +         222,800   0.74  (a)    0.74  (a)      0.28  (a)      N/A
  0.38            183,428   0.75         0.75           0.38           N/A
  0.89  +         201,613   0.75  (a)    0.75  (a)      0.91  (a)      N/A
  0.06  + (b)       3,182   3.53  (a)    0.89  (a)      0.13  (a)      N/A
  0.04  + (b)       2,152   8.15  (a)    0.90  (a)      0.14  (a)      N/A
--------------------------------------------------------------------------------

 **** Net investment income has been calculated using the average shares method.

    *   Commencement of operations

    ++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

    +   Not Annualized

    #   Amount is less than $.01 per share.

    (a) Annualized

    (b) The total return would have been lower, had operating expenses not been reduced.

    (c) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been reclassified to realized gain
        (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than $(0.01) for Series I, Series II and Series III, and the net investment income ratio by less than (0.01%) for Series I, Series II and Series III for the period ended June 30, 2004. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I, Series II and Series III, and the net investment income ratio of less than 0.01% for Series I, Series II and Series III for the year ended December 31, 2003; increases (decreases) to the net investment income per share of less than $(0.01) for Series I and less than $0.01 for Series II, and the net investment income ratio by less than (0.01%) for Series I, and 0.01% for Series II for the year/period ended December 31, 2002; decreases to the net investment income per share of less than $(0.01) for Series I, and to the net investment income ratio of (0.02%) for Series I for the year ended December 31, 2001; and decreases to the net investment income per share of $(0.03) for Series I and to the net investment income ratio of (0.21%) for Series I for the year ended December 31, 2000.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          NET REALIZED
                                                         AND UNREALIZED
                                                         GAIN (LOSS) ON
                                     NET ASSET    NET      INVESTMENTS            DIVIDENDS                               NET ASSET
               YEAR OR                 VALUE,  INVESTMENT  AND FOREIGN TOTAL FROM  FROM NET  DISTRIBUTIONS                  VALUE,
                PERIOD               BEGINNING  INCOME      CURRENCY   INVESTMENT INVESTMENT  FROM CAPITAL    TOTAL        END OF
                ENDED                OF PERIOD  (LOSS)    TRANSACTIONS OPERATIONS  INCOME        GAINS     DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $ 12.80    $0.04      $ 0.77       $ 0.81   ($ 0.04)          -       ($ 0.04)      $ 13.57
     12/31/2003****                      8.78     0.06        3.96         4.02         -           -             -         12.80
     12/31/2002****                     11.28     0.10       (2.52)       (2.42)    (0.08)          -         (0.08)         8.78
     12/31/2001****                     11.29     0.20       (0.03)        0.17     (0.18)          -         (0.18)        11.28
     5/1/2000* to 12/31/2000****        12.50     0.46       (1.26)       (0.80)    (0.41)          -         (0.41)        11.29
    SERIES II
     6/30/2004**** (Unaudited)          12.76     0.03        0.77         0.80     (0.03)          -         (0.03)        13.53
     12/31/2003****                      8.78     0.04        3.94         3.98         -           -             -         12.76
     1/28/2002* to 12/31/2002****       11.07     0.07       (2.28)       (2.21)    (0.08)          -         (0.08)         8.78
    SERIES III
     6/30/2004**** (Unaudited)          12.80     0.02        0.77         0.79     (0.05)          -         (0.05)        13.54
     09/05/2003* to 12/31/2003****      11.77     0.01        1.02         1.03         -           -             -         12.80
---------------------------------------------------------------------------------------------------------------------------------

MID CAP INDEX TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $ 14.56    $0.05      $ 0.79       $ 0.84   ($ 0.06)    ($ 0.02)      ($ 0.08)      $ 15.32
     12/31/2003****                     10.82     0.08        3.66         3.74         -           -             -         14.56
     12/31/2002****                     12.82     0.07       (2.01)       (1.94)    (0.06)          -         (0.06)        10.82
     12/31/2001****                     13.11     0.11       (0.32)       (0.21)    (0.08)          -         (0.08)        12.82
     5/1/2000* to 12/31/2000****        12.50     0.10        0.77         0.87     (0.08)      (0.18)        (0.26)        13.11
    SERIES II
     6/30/2004**** (Unaudited)          14.52     0.03        0.79         0.83     (0.05)      (0.02)        (0.07)        15.28
     12/31/2003****                     10.81     0.05        3.66         3.71         -           -             -         14.52
     01/28/2002* to 12/31/2002****      12.80     0.05       (1.98)       (1.93)    (0.06)          -         (0.06)        10.81
   SERIES III
     6/30/2004**** (Unaudited)          14.56     0.03        0.81         0.84     (0.07)      (0.02)         0.09)        15.31
     09/05/2003* to 12/31/2003****      13.31     0.04        1.21         1.25         -           -             -         14.56
---------------------------------------------------------------------------------------------------------------------------------

TOTAL STOCK MARKET INDEX TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $  9.96    $0.05      $ 0.30       $ 0.35   ($ 0.06)          -       ($ 0.06)      $ 10.25
     12/31/2003****                      7.63     0.09        2.24         2.33         -           -             -          9.96
     12/31/2002****                      9.79     0.08       (2.16)       (2.08)    (0.08)          -         (0.08)         7.63
     12/31/2001****                     11.14     0.09       (1.36)       (1.27)    (0.08)          -         (0.08)         9.79
     5/1/2000* to 12/31/2000****        12.50     0.08       (1.33)       (1.25)    (0.06)    ($ 0.05)        (0.11)        11.14
    SERIES II
     6/30/2004**** (Unaudited)           9.93     0.04        0.31         0.35     (0.06)          -         (0.06)        10.22
     12/31/2003****                      7.62     0.07        2.24         2.31         -           -             -          9.93
     1/28/2002* to 12/31/2002****        9.67     0.07       (2.04)       (1.97)    (0.08)          -         (0.08)         7.62
    SERIES III
     6/30/2004**** (Unaudited)           9.96     0.04        0.32         0.36     (0.07)          -         (0.07)        10.25
     09/05/2003* to 12/31/2003****       9.17     0.03        0.76         0.79         -           -             -          9.96
---------------------------------------------------------------------------------------------------------------------------------

500 INDEX TRUST
    SERIES I
     6/30/2004**** (Unaudited)        $  9.63    $0.05      $ 0.25       $ 0.30   ($ 0.09)          -       ($ 0.09)      $  9.84
     12/31/2003****                      7.60     0.10        2.01         2.11     (0.08)          -         (0.08)         9.63
     12/31/2002****                      9.81     0.09       (2.30)       (2.21)        - #         -             - #        7.60
     12/31/2001****                     11.28     0.09       (1.48)       (1.39)    (0.08)          -         (0.08)         9.81
     5/1/2000* to 12/31/2000****        12.50     0.09       (1.29)       (1.20)    (0.02)          -         (0.02)        11.28
    SERIES II
     6/30/2004**** (Unaudited)           9.59     0.04        0.25         0.29     (0.08)          -         (0.08)         9.80
     12/31/2003****                      7.59     0.09        1.99         2.08     (0.08)          -         (0.08)         9.59
     1/28/2002* to 12/31/2002****        9.68     0.08       (2.17)       (2.09)        - #         -             - #        7.59
    SERIES III
     6/30/2004**** (Unaudited)           9.63     0.04        0.25         0.29     (0.10)          -         (0.10)         9.82
     09/05/2003* to 12/31/2003****       8.87     0.03        0.73         0.76         -           -             -          9.63
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                          RATIO OF
                                          EXPENSES    RATIO OF NET
               NET ASSETS     RATIO OF   TO AVERAGE   INVESTMENT
                 END OF       EXPENSES   NET ASSETS   INCOME (LOSS)  PORTFOLIO
   TOTAL         PERIOD      TO AVERAGE AFTER EXPENSE TO AVERAGE     TURNOVER
  RETURN        (000'S)      NET ASSETS  REDUCTIONS     NET ASSETS    RATE++
--------------------------------------------------------------------------------
  6.35% +      $  160,487      0.56%(a)  0.56%(a)       0.65% (a)      23% +
 45.79            136,719      0.58      0.58           0.61           36
(21.47)            59,161      0.59      0.59           1.05           57
  1.50             50,280      0.60      0.60           1.87           32
 (6.38) +          34,825      0.65 (a)  0.60 (a)       5.63  (a)       1
  6.29  +          48,126      0.76 (a)  0.76 (a)       0.45  (a)      23  +
 45.33             38,350      0.78      0.78           0.39           36
(19.95) +           9,714      0.79 (a)  0.79 (a)       0.87  (a)      57
  6.20  + (b)          86      4.48 (a)  0.91 (a)       0.31  (a)      23  +
  8.75  + (b)           6     16.49 (a)  0.93 (a)       0.18  (a)      36
--------------------------------------------------------------------------------
  5.75% +      $  168,399      0.56%(a)  0.56%(a)       0.63% (a)       9% +
 34.57            145,255      0.58      0.58           0.62            8
(15.16)            87,282      0.58      0.58           0.58           20
 (1.73)            58,197      0.60      0.60           0.85           19
  7.15  + (b)      32,007      0.69 (a)  0.60 (a)       1.17  (a)      49
  5.69  +          54,155      0.76 (a)  0.76 (a)       0.43  (a)       9  +
 34.32             42,657      0.78      0.78           0.42            8
(15.07) +          12,810      0.78 (a)  0.78 (a)       0.42  (a)      20
  5.78  + (b)           2     24.91 (a)  0.91 (a)       0.37  (a)       9  +
  9.39  + (b)           -##  128.76 (a)  0.93 (a)       0.88  (a)       8
--------------------------------------------------------------------------------
  3.56% +      $  153,058      0.57%(a)  0.57%(a)       0.97% (a)       4% +
 30.54            133,964      0.58      0.58           1.05            6
(21.29)            59,970      0.59      0.59           0.96            4
(11.41)            73,657      0.59      0.59           0.93            5
(10.04) + (b)      56,390      0.62 (a)  0.60 (a)       0.93  (a)      16
  3.49  +          35,448      0.77 (a)  0.77 (a)       0.77  (a)       4  +
 30.31             29,972      0.78      0.78           0.86            6
(20.36) +           6,163      0.79 (a)  0.79 (a)       0.98  (a)       4
  3.66  + (b)           4     18.47 (a)  0.92 (a)       0.68  (a)       4  +
  8.62  + (b)           1    122.81 (a)  0.93 (a)       0.96  (a)       6
--------------------------------------------------------------------------------
  3.13% +      $1,049,785      0.56%(a)  0.56%(a)       1.08% (a)       3% +
 28.01            980,366      0.57      0.57           1.22            1
(22.53)           678,414      0.57      0.57           1.05            6
(12.37)           772,559      0.57      0.57           0.84            1
 (9.57) +         680,264      0.55 (a)  0.55 (a)       1.08  (a)       6
  3.06  +         132,031      0.76 (a)  0.76 (a)       0.88  (a)       3  +
 27.76            115,826      0.77      0.77           1.02            1
(21.59) +          38,267      0.77 (a)  0.77 (a)       1.12  (a)       6
  3.04  + (b)         689      3.54 (a)  0.91 (a)       0.74  (a)       3  +
  8.57  + (b)          16     11.12 (a)  0.92 (a)       1.09  (a)       1
--------------------------------------------------------------------------------

****  Net investment income has been calculated using the average shares method.

 *    Commencement of operations

 ++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

 +    Not Annualized

 #    Amount is less than $.01 per share.

 ##   Amount is less than $1,000

 (a)  Annualized

 (b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          NET REALIZED
                                                         AND UNREALIZED
                                                         GAIN (LOSS) ON
                                     NET ASSET    NET      INVESTMENTS            DIVIDENDS
               YEAR OR                 VALUE,  INVESTMENT  AND FOREIGN TOTAL FROM  FROM NET
                PERIOD               BEGINNING   INCOME     CURRENCY   INVESTMENT INVESTMENT
                ENDED                OF PERIOD  (LOSS)**  TRANSACTIONS OPERATIONS  INCOME
---------------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST
    SERIES I
     6/30/2004 (Unaudited)            $ 10.93    $0.04      $ 0.46       $ 0.50   ($ 0.04)
     12/31/2003                          8.14     0.02        2.81         2.83     (0.02)
     12/31/2002                         10.34     0.04       (2.16)        2.12)    (0.04)
     12/31/2001                         13.09     0.04       (1.84)        1.80)    (0.04)
     12/31/2000                         14.54     0.05       (0.78)       (0.73)    (0.05)
     12/31/1999                         13.39     0.08        1.77         1.85     (0.08)
    SERIES II
     6/30/2004 (Unaudited)              10.93     0.04        0.46          0.50    (0.04)
     12/31/2003                          8.14     0.02        2.81          2.83    (0.02)
     01/28/2002* to 12/31/2002          10.09     0.04       (1.91)        (1.87)   (0.04)
    SERIES III
     6/30/2004 (Unaudited)              10.93     0.04        0.46          0.50    (0.04)
     09/05/2003* to 12/31/2003           9.80     0.00        1.13          1.13        -
-----------------------------------------------------------------------------------------
LIFESTYLE GROWTH 820 TRUST
    SERIES I
     6/30/2004 (Unaudited)            $ 11.86    $0.13      $ 0.30       $ 0.43   ($ 0.13)
     12/31/2003                          9.28     0.09        2.61         2.70     (0.09)
     12/31/2002                         11.25     0.14       (1.89)       (1.75)    (0.14)
     12/31/2001                         13.59     0.18       (1.43)       (1.25)    (0.18)
     12/31/2000                         15.18     0.13       (0.57)       (0.44)    (0.13)
     12/31/1999                         13.78     0.23        1.94         2.17     (0.23)
    SERIES II
     6/30/2004 (Unaudited)              11.85     0.13        0.31         0.44     (0.13)
     12/31/2003                          9.28     0.09        2.60         2.69     (0.09)
     01/28/2002* to 12/31/2002          11.06     0.14       (1.70)       (1.56)    (0.14)
    SERIES III
     6/30/2004 (Unaudited)              11.86     0.13        0.30         0.43     (0.13)
     09/05/2003* to 12/31/2003          10.77     0.00        1.09         1.09         -
-----------------------------------------------------------------------------------------
LIFESTYLE BALANCED 640 TRUST
    SERIES I
     6/30/2004 (Unaudited)            $ 12.43    $0.24      $ 0.06       $ 0.30   ($ 0.24)
     12/31/2003                         10.30     0.19        2.22         2.41     (0.19)
     12/31/2002                         11.82     0.29       (1.43)       (1.14)    (0.29)
     12/31/2001                         13.53     0.35       (1.02)       (0.67)    (0.35)
     12/31/2000                         14.24     0.26        0.06         0.32     (0.26)
     12/31/1999                         13.49     0.39        1.20         1.59     (0.39)
    SERIES II
     6/30/2004 (Unaudited)              12.43     0.24        0.06         0.30     (0.24)
     12/31/2003                         10.30     0.19        2.22         2.41     (0.19)
     01/28/2002* to 12/31/2002          11.72     0.29       (1.33)       (1.04)    (0.29)
    SERIES III
     6/30/2004 (Unaudited)              12.43     0.24        0.06         0.30     (0.24)
     09/05/2003* to 12/31/2003          11.45        -        0.98         0.98         -
-----------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
    SERIES I
     6/30/2004 (Unaudited)            $ 12.79    $0.31     ($ 0.08)      $ 0.23   ($ 0.31)
     12/31/2003                         11.22     0.27        1.67         1.94     (0.27)
     12/31/2002                         12.11     0.40       (0.88)       (0.48)    (0.40)
     12/31/2001                         13.01     0.45       (0.61)       (0.16)    (0.45)
     12/31/2000                         14.13     0.58       (0.07)        0.51     (0.58)
     12/31/1999                         13.91     0.41        0.65         1.06     (0.41)
    SERIES II
     6/30/2004 (Unaudited)              12.79     0.31       (0.08)        0.23     (0.31)
     12/31/2003                         11.22     0.27        1.67         1.94     (0.27)
     01/28/2002* to 12/31/2002          12.07     0.40       (0.84)       (0.44)    (0.40)
    SERIES III
     6/30/2004 (Unaudited)              12.79     0.31       (0.08)        0.23     (0.31)
     09/05/2003* to 12/31/2003          11.98        -        0.81         0.81         -
-----------------------------------------------------------------------------------------
                                                                               NET ASSET
               YEAR OR                DISTRIBUTIONS                              VALUE,
                PERIOD                 FROM CAPITAL   RETURN       TOTAL         END OF
                ENDED                     GAINS     OF CAPITAL  DISTRIBUTIONS    PERIOD
---------------------------------------------------------------------------------------
LIFESTYLE AGGRESSIVE 1000 TRUST
    SERIES I
     6/30/2004 (Unaudited)             ($ 0.04)            -     ($ 0.08)        $11.35
     12/31/2003                              -       ($ 0.02)      (0.04)         10.93
     12/31/2002                              -         (0.04)      (0.08)          8.14
     12/31/2001                          (0.53)        (0.38)      (0.95)         10.34
     12/31/2000                          (0.67)            -       (0.72)         13.09
     12/31/1999                          (0.62)            -       (0.70)         14.54
    SERIES II
     6/30/2004 (Unaudited)               (0.04)            -       (0.08)         11.35
     12/31/2003                              -         (0.02)      (0.04)         10.93
     01/28/2002* to 12/31/2002               -         (0.04)      (0.08)          8.14
    SERIES III
     6/30/2004 (Unaudited)               (0.04)            -       (0.08)         11.35
     09/05/2003* to 12/31/2003               -             -           -          10.93
---------------------------------------------------------------------------------------
LIFESTYLE GROWTH 820 TRUST
    SERIES I
     6/30/2004 (Unaudited)             ($ 0.04)            -     ($ 0.17)        $12.12
     12/31/2003                          (0.01)      ($ 0.02)      (0.12)         11.86
     12/31/2002                          (0.02)        (0.06)      (0.22)          9.28
     12/31/2001                          (0.59)        (0.32)      (1.09)         11.25
     12/31/2000                          (1.02)            -       (1.15)         13.59
     12/31/1999                          (0.54)            -       (0.77)         15.18
    SERIES II
     6/30/2004 (Unaudited)               (0.04)            -       (0.17)         12.12
     12/31/2003                          (0.01)        (0.02)      (0.12)         11.85
     01/28/2002* to 12/31/2002           (0.02)        (0.06)      (0.22)          9.28
    SERIES III
     6/30/2004 (Unaudited)               (0.04)            -       (0.17)         12.12
     09/05/2003* to 12/31/2003               -             -           -          11.86
---------------------------------------------------------------------------------------
LIFESTYLE BALANCED 640 TRUST
    SERIES I
     6/30/2004 (Unaudited)             ($ 0.04)            -     ($ 0.28)        $12.45
     12/31/2003                          (0.05)      ($ 0.04)      (0.28)         12.43
     12/31/2002                          (0.04)        (0.05)      (0.38)         10.30
     12/31/2001                          (0.69)            -       (1.04)         11.82
     12/31/2000                          (0.77)            -       (1.03)         13.53
     12/31/1999                          (0.45)            -       (0.84)         14.24
    SERIES II
     6/30/2004 (Unaudited)               (0.04)            -       (0.28)         12.45
     12/31/2003                          (0.05)        (0.04)      (0.28)         12.43
     01/28/2002* to 12/31/2002           (0.04)        (0.05)      (0.38)         10.30
    SERIES III
     6/30/2004 (Unaudited)               (0.04)            -       (0.28)         12.45
     09/05/2003* to 12/31/2003               -             -           -          12.43
---------------------------------------------------------------------------------------
LIFESTYLE MODERATE 460 TRUST
    SERIES I
     6/30/2004 (Unaudited)             ($ 0.06)            -     ($ 0.37)        $12.65
     12/31/2003                          (0.06)      ($ 0.04)      (0.37)         12.79
     12/31/2002                              -         (0.01)      (0.41)         11.22
     12/31/2001                          (0.10)        (0.19)      (0.74)         12.11
     12/31/2000                          (1.05)            -       (1.63)         13.01
     12/31/1999                          (0.43)            -       (0.84)         14.13
    SERIES II
     6/30/2004 (Unaudited)               (0.06)            -       (0.37)         12.65
     12/31/2003                          (0.06)        (0.04)      (0.37)         12.79
     01/28/2002* to 12/31/2002               -         (0.01)      (0.41)         11.22
    SERIES III
     6/30/2004 (Unaudited)               (0.06)            -       (0.37)         12.65
     09/05/2003* to 12/31/2003               -             -           -          12.79
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                             RATIO OF
                                             EXPENSES    RATIO OF NET
               NET ASSETS     RATIO OF      TO AVERAGE   INVESTMENT
                 END OF       EXPENSES      NET ASSETS   INCOME (LOSS)  PORTFOLIO
   TOTAL         PERIOD      TO AVERAGE    AFTER EXPENSE TO AVERAGE     TURNOVER
  RETURN        (000'S)      NET ASSETS*** REDUCTIONS*** NET ASSETS**    RATE++
---------------------------------------------------------------------------------
   4.61% +     $  405,872     0.072%(a)     0.072% (a)     0.70% (a)       40%  +
  34.91   (b)     327,927     0.079         0.075          0.23            53
 (20.71)  (b)     185,893     0.100         0.075          0.33            90
 (13.67)  (b)     187,473     0.100         0.075          0.29            82
  (5.11)  (b)     148,693     0.075         0.050          0.33           104
  14.61   (b)      93,073     0.030         0.030          0.64           136
   4.61  +        250,196     0.072 (a)     0.072  (a)     0.72  (a)       40  +
  34.91   (b)     157,764     0.079         0.075          0.11            53
 (18.74) +(b)      27,099     0.100 (a)     0.075  (a)    (0.05) (a)       90
   4.61  +(b)         326     2.990 (a)     0.222  (a)     1.32  (a)       40  +
  11.53  +(b)           7    21.500 (a)     0.225  (a)    (0.13) (a)       53
---------------------------------------------------------------------------------
   3.63% +     $1,437,716     0.067%(a)     0.067% (a)     2.15% (a)       38%  +
  29.55         1,223,950     0.071         0.071          0.84            55
 (15.84)  (b)     765,561     0.090         0.075          1.24           117
  (8.97)  (b)     726,548     0.090         0.075          1.33            84
  (3.05)  (b)     545,106     0.060         0.050          0.94           102
  16.56  +(b)     414,257     0.040         0.040          1.73           127
   3.72  +      1,207,882     0.067 (a)     0.067  (a)     2.17  (a)       38  +
  29.44  +(b)     651,730     0.071         0.071          0.53            55
 (14.40) +(b)     120,949     0.090 (a)     0.075  (a)    (0.01) (a)      117
   3.63  +(b)         250     2.078 (a)     0.217  (a)     2.64  (a)       38  +
  10.12  +(b)          15    19.950 (a)     0.221  (a)    (0.14) (a)       55
---------------------------------------------------------------------------------
   2.46% +     $1,527,892     0.067%(a)     0.067% (a)     3.82% (a)       40%  +
  23.97         1,330,925     0.070         0.070          1.59            55
  (9.95)  (b)     859,857     0.090         0.075          2.48           114
  (4.71)  (b)     745,215     0.090         0.075          2.47            71
   2.45   (b)     545,718     0.060         0.050          1.87            85
  12.42  +(b)     416,706     0.030         0.030          2.93           126
   2.46  +      1,249,496     0.067 (a)     0.067  (a)     3.86  (a)       40  +
  23.97   (b)     740,011     0.070         0.070          1.11            55
  (9.18) +(b)     164,273     0.090 (a)     0.075  (a)     0.07  (a)      114
   2.46  +(b)         451     3.946 (a)     0.217  (a)     3.27  (a)       40  +
   8.56  +(b)          46     8.350 (a)     0.220  (a)    (0.22) (a)       55
-----------------------------------------------------------------------------------
   1.78% +     $  503,223     0.071%(a)     0.071% (a)     4.74% (a)       44%  +
  17.83           461,743     0.075         0.075          2.15            46
  (4.07)  (b)     325,608     0.090         0.075          3.17           113
  (1.09)  (b)     245,499     0.100         0.075          3.23            84
   4.26   (b)     182,038     0.075         0.050          4.37            86
   7.89 + (b)     167,500     0.040         0.040          2.92           109
   1.78 +         409,195     0.071 (a)     0.071  (a)     4.84  (a)       44  +
  17.83           285,665     0.075         0.075          1.58            46
  (3.77)+ (b)      74,241     0.090 (a)     0.075  (a)     0.19  (a)      113
   1.78 + (b)          29     7.042 (a)     0.221  (a)     4.45  (a)       44  +
   6.76 + (b)           3    44.710 (a)     0.225  (a)    (0.14) (a)       46
---------------------------------------------------------------------------------

 *    Commencement of operations

 ** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests

 *** Does not include expenses of the investment companies in which the Portfolio invests.

 ++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

 +    Not Annualized

 (a)  Annualized

 (b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          NET REALIZED
                                                         AND UNREALIZED
                                                         GAIN (LOSS) ON
                                     NET ASSET    NET      INVESTMENTS            DIVIDENDS
               YEAR OR                 VALUE,  INVESTMENT  AND FOREIGN TOTAL FROM  FROM NET
                PERIOD               BEGINNING  INCOME      CURRENCY   INVESTMENT INVESTMENT
                ENDED                OF PERIOD  (LOSS)**  TRANSACTIONS OPERATIONS  INCOME
--------------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280 TRUST
    SERIES I
     6/30/2004 (Unaudited)             $13.64   $ 0.41     ($ 0.29)     $ 0.12    ($ 0.42)
     12/31/2003                         12.72     0.38        1.03        1.41      (0.39)
     12/31/2002                         12.94     0.39       (0.16)       0.23      (0.39)
     12/31/2001                         13.17     0.55       (0.14)       0.41      (0.55)
     12/31/2000                         13.15     0.51        0.41        0.92      (0.51)
     12/31/1999                         13.53     0.60       (0.05)       0.55      (0.60)
    SERIES II
     6/30/2004 (Unaudited)              13.64     0.41       (0.29)       0.12      (0.42)
     12/31/2003                         12.72     0.38        1.03        1.41      (0.39)
     1/28/2002* to 12/31/2002           12.93     0.39       (0.15)       0.24      (0.39)
    SERIES III
     6/30/2004 (Unaudited)              13.64     0.40       (0.28)       0.12      (0.42)
     09/05/2003* to 12/31/2003          12.95        -        0.69        0.69          -
--------------------------------------------------------------------------------------------
AMERICAN GROWTH TRUST
    SERIES I
     6/30/2004***** (Unaudited)        $15.42  ($ 0.02)     $ 0.70      $ 0.68          -
     7/9/2003* to 12/31/2003*****       13.94        - #      1.48        1.48          -
    SERIES II
     6/30/2004***** (Unaudited)         15.41    (0.03)       0.70        0.67          -
     5/5/2003* to 12/31/2003*****       12.50        - #      2.91        2.91          -
--------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL TRUST
    SERIES I
     6/30/2004***** (Unaudited)        $16.68   $ 0.15      $ 0.60      $ 0.75    ($ 0.12)
     7/9/2003* to 12/31/2003*****       13.78     0.16        2.74        2.90          -
    SERIES II
     6/30/2004***** (Unaudited)         16.66     0.15        0.58        0.73      (0.10)
     5/5/2003* to 12/31/2003*****       12.50     0.14        4.02        4.16          -
--------------------------------------------------------------------------------------------
AMERICAN BLUE CHIP INCOME AND GROWTH TRUST
    SERIES I
     6/30/2004***** (Unaudited)        $15.46    $0.09       $0.25       $0.34          -
     7/9/2003* to 12/31/2003*****       13.66        - #      1.80        1.80          -
    SERIES II
     6/30/2004***** (Unaudited)         15.44     0.05        0.28        0.33          -
     5/5/2003* to 12/31/2003*****       12.50        - #      2.94        2.94          -
--------------------------------------------------------------------------------------------
AMERICAN GROWTH-INCOME TRUST
    SERIES I
     6/30/2004***** (Unaudited)        $15.55   $ 0.01      $ 0.59      $ 0.60    ($ 0.07)
     7/9/2003* to 12/31/2003*****       13.78     0.10        1.67        1.77          -
    SERIES II
     6/30/2004***** (Unaudited)         15.53     0.01        0.58        0.59      (0.06)
     05/05/2003* to 12/31/2003*****     12.50     0.09        2.94        3.03          -
--------------------------------------------------------------------------------------------

                                                                               NET ASSET
               YEAR OR                DISTRIBUTIONS                              VALUE,
                PERIOD                 FROM CAPITAL  RETURN        TOTAL         END OF
                ENDED                     GAINS     OF CAPITAL  DISTRIBUTIONS    PERIOD
----------------------------------------------------------------------------------------
LIFESTYLE CONSERVATIVE 280 TRUST
    SERIES I
     6/30/2004 (Unaudited)              ($ 0.15)           -     ($ 0.57)       $13.19
     12/31/2003                           (0.10)           -       (0.49)        13.64
     12/31/2002                           (0.04)     ($ 0.02)      (0.45)        12.72
     12/31/2001                           (0.09)           -       (0.64)        12.94
     12/31/2000                           (0.39)           -       (0.90)        13.17
     12/31/1999                           (0.33)           -       (0.93)        13.15
    SERIES II
     6/30/2004 (Unaudited)                (0.15)           -       (0.57)        13.19
     12/31/2003                           (0.10)           -       (0.49)        13.64
     1/28/2002* to 12/31/2002             (0.04)       (0.02)      (0.45)        12.72
    SERIES III
     6/30/2004 (Unaudited)                (0.15)           -       (0.57)        13.19
     09/05/2003* to 12/31/2003                -            -           -         13.64
---------------------------------------------------------------------------------------
AMERICAN GROWTH TRUST
    SERIES I
     6/30/2004***** (Unaudited)         ($ 0.01)           -     ($ 0.01)       $16.09
     7/9/2003* to 12/31/2003*****             -            -           -         15.42
    SERIES II
     6/30/2004***** (Unaudited)           (0.01)           -       (0.01)        16.07
     5/5/2003* to 12/31/2003*****             -            -           -         15.41
---------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL TRUST
    SERIES I
     6/30/2004***** (Unaudited)         ($ 0.29)           -     ($ 0.41)       $17.02
     7/9/2003* to 12/31/2003*****             -            -           -         16.68
    SERIES II
     6/30/2004***** (Unaudited)           (0.29)           -       (0.39)        17.00
     5/5/2003* to 12/31/2003*****             -            -           -         16.66
---------------------------------------------------------------------------------------
AMERICAN BLUE CHIP INCOME AND GROWTH
    SERIES I
     6/30/2004***** (Unaudited)               -            -           -        $15.80
     7/9/2003* to 12/31/2003*****             -            -           -         15.46
    SERIES II
     6/30/2004***** (Unaudited)               -            -           -         15.77
     5/5/2003* to 12/31/2003*****             -            -           -         15.44
---------------------------------------------------------------------------------------
AMERICAN GROWTH-INCOME TRUST
    SERIES I
     6/30/2004***** (Unaudited)         ($ 0.02)           -     ($ 0.09)       $16.06
     7/9/2003* to 12/31/2003*****             -            -           -         15.55
    SERIES II
     6/30/2004***** (Unaudited)           (0.02)           -       (0.08)        16.04
     05/05/2003* to 12/31/2003*****           -            -           -         15.53
---------------------------------------------------------------------------------------


     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD), CONTINUED

                                              RATIO OF
                                              EXPENSES     RATIO OF NET
               NET ASSETS      RATIO OF      TO AVERAGE     INVESTMENT
                 END OF        EXPENSES      NET ASSETS    INCOME (LOSS)   PORTFOLIO
  TOTAL          PERIOD       TO AVERAGE    AFTER EXPENSE   TO AVERAGE     TURNOVER
  RETURN        (000'S)     NET ASSETS ***  REDUCTIONS**   NET ASSETS**     RATE++
-------------------------------------------------------------------------------------------
   0.88% +     $ 317,044      0.075% (a)     0.075% (a)       6.05% (a)        33% +
  11.47   (b)    299,278      0.079          0.075            2.89             40
   1.80   (b)    250,656      0.090          0.075            2.62             69
   3.30   (b)    174,041      0.100          0.075            3.82             38
   7.62   (b)    105,627      0.080          0.050            4.00             53
   4.21   (b)    106,435      0.030          0.030            4.40             93
   0.88  +       199,551      0.075  (a)     0.075  (a)       6.17  (a)        33  +
  11.46   (b)    153,654      0.079          0.075            2.21             40
   1.83  +(b)     47,697      0.090  (a)     0.075  (a)       0.25  (a)        69
   0.88  +(b)        168      4.195  (a)     0.225  (a)       6.44  (a)        33  +
   5.33  +(b)        101      8.730  (a)     0.225  (a)      (0.22) (a)        40
-----------------------------------------------------------------------------------------
   4.38% +     $   7,039       0.37% (a)      0.37% (a)        (26%)(a)         0% +
  10.62  +         3,389       0.38  (a)      0.38  (a)       0.04  (a)         1
   4.32  +       496,820       0.52  (a)      0.52  (a)      (0.42) (a)         0  +
  23.28  +       269,774       0.53  (a)      0.53  (a)      (0.23) (a)         1
-----------------------------------------------------------------------------------------
   4.46% +     $   6,807       0.38% (a)      0.38% (a)       0.28% (a)        58% +
  21.04  +         2,590       0.39  (a)      0.39  (a)       3.34  (a)        22
   4.37  +       163,053       0.53  (a)      0.53  (a)      (0.21) (a)        58  +
  33.28  +       178,069       0.54  (a)      0.54  (a)       2.01  (a)        22
-----------------------------------------------------------------------------------------
   2.20% +     $   2,264       0.38% (a)      0.38% (a)       1.34% (a)        39% +
  13.18  +         1,282       0.39  (a)      0.39  (a)      (0.39) (a)         - ##
   2.14  +       149,013       0.53  (a)      0.53  (a)       0.96  (a)        39  +
  23.52  +       180,792       0.54  (a)      0.54  (a)      (0.54) (a)         - ##
-----------------------------------------------------------------------------------------
   3.88% +     $   4,759       0.37% (a)      0.37% (a)       0.10% (a)         1% +
  12.84  +         1,223       0.38  (a)      0.38  (a)       3.66  (a)         2
   3.81  +       362,957       0.52  (a)      0.52  (a)      (0.12) (a)         1  +
  24.24  +       182,259       0.53  (a)      0.53  (a)       2.08  (a)         2
-----------------------------------------------------------------------------------------

 *****  Net investment income has been calculated using the SEC method.

    *   Commencement of operations

    ** Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests

    *** Does not include expenses of the investment companies in which the Portfolio invests.

    ++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

    +   Not Annualized

    #   Amount is less than $.01 per share.

    ##  Amount is less than 1%.

    (a) Annualized

    (b) The total return would have been lower, had operating expenses not been reduced.

     The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                  NET REALIZED
                                                                  AND UNREALIZED
                                                                  GAIN (LOSS) ON
                                       NET ASSET       NET         INVESTMENTS                 DIVIDENDS
         YEAR OR                         VALUE,     INVESTMENT     AND FOREIGN    TOTAL FROM    FROM NET      DISTRIBUTIONS
         PERIOD                        BEGINNING      INCOME        CURRENCY      INVESTMENT   INVESTMENT     FROM CAPITAL
         ENDED                          OF PERIOD    (LOSS)       TRANSACTIONS    OPERATIONS     INCOME           GAINS
--------------------------------------------------------------------------------------------------------------------------------
SMALL-MID CAP GROWTH TRUST
    SERIES I

       6/30/2004**** (Unaudited)           $10.07      ($0.02)         $0.39           $0.37           -                  -
       12/31/2003****                        7.31       (0.06)          2.82            2.76           -                  -
       12/31/2002****                       11.13       (0.03)         (3.79)          (3.82)          -                  -
       07/16/2001* to 12/31/2001****        12.50       (0.01)         (1.36)          (1.37)          -                  -
--------------------------------------------------------------------------------------------------------------------------------
SMALL-MID CAP TRUST
    SERIES I

       6/30/2004**** (Unaudited)           $12.13      ($0.06)         $0.24           $0.18           -             ($0.01)
       12/31/2003****                        9.85       (0.03)          2.31            2.28           -                  -
       12/31/2002****                       11.95       (0.01)         (2.09)          (2.10)          -  #               -
       07/16/2001* to 12/31/2001****        12.50           -   #      (0.55)          (0.55)          -  #               -
--------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL EQUITY SELECT TRUST
    SERIES I

       6/30/2004**** (Unaudited)           $13.59       $0.20          $0.40           $0.60      ($0.08)            ($0.03)
       12/31/2003****                       10.62        0.18           2.79            2.97           -                  -
       12/31/2002****                       12.02       (0.02)         (1.38)          (1.40)          -                  -
       07/16/2001* to 12/31/2001****        12.50           -   #      (0.48)          (0.48)          -                  -
--------------------------------------------------------------------------------------------------------------------------------

SELECT GROWTH TRUST
    SERIES I

       6/30/2004**** (Unaudited)           $10.37      ($0.01)         $0.01               -           -                  -
       12/31/2003****                        8.24           -   #       2.13           $2.13           -  #               -
       12/31/2002****                       11.88       (0.02)         (3.62)          (3.64)          -  #               -
       07/16/2001* to 12/31/2001****        12.50           -   #      (0.62)          (0.62)          -                  -
--------------------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITY SELECT TRUST
    SERIES I

       6/30/2004**** (Unaudited)           $12.54       $0.10          $0.03           $0.13           -                  -  #
       12/31/2003****                       10.42        0.16           2.11            2.27      ($0.15)                 -
       12/31/2002****                       12.20        0.12          (1.78)          (1.66)      (0.12)                 -
       07/16/2001* to 12/31/2001****        12.50        0.02          (0.32)          (0.30)          -                  -
--------------------------------------------------------------------------------------------------------------------------------

CORE VALUE TRUST
    SERIES I

       6/30/2004**** (Unaudited)           $11.55       $0.02         ($0.01)          $0.01           -                  -  #
       12/31/2003****                        9.35        0.04           2.19            2.23      ($0.03)                 -
       12/31/2002****                       11.87        0.05          (2.52)          (2.47)      (0.05)                 -
       07/16/2001* to 12/31/2001****        12.50        0.03          (0.63)          (0.60)      (0.03)                 -
--------------------------------------------------------------------------------------------------------------------------------

HIGH GRADE BOND TRUST
    SERIES I

       6/30/2004**** (Unaudited)           $13.93       $0.27         ($0.34)         ($0.07)     ($0.42)                 -
       12/31/2003****                       13.77        0.36          (0.19)           0.17       (0.01)                 -
       12/31/2002****                       12.48        0.48           0.90            1.38       (0.07)            ($0.02)
       07/16/2001* to 12/31/2001****        12.50        0.26           0.14            0.40       (0.26)             (0.16)
--------------------------------------------------------------------------------------------------------------------------------

                                                               NET ASSET
         YEAR OR                                                VALUE,
         PERIOD                               TOTAL             END OF
         ENDED                            DISTRIBUTIONS         PERIOD
------------------------------------------------------------------------------
SMALL-MID CAP GROWTH TRUST
    SERIES I

       6/30/2004**** (Unaudited)                     -             $10.44
       12/31/2003****                                -              10.07
       12/31/2002****                                -               7.31
       07/16/2001* to 12/31/2001****                 -              11.13

SMALL-MID CAP TRUST
    SERIES I

       6/30/2004**** (Unaudited)                ($0.01)            $12.30
       12/31/2003****                                -              12.13
       12/31/2002****                                -   #           9.85
       07/16/2001* to 12/31/2001****                 -   #          11.95
------------------------------------------------------------------------------

INTERNATIONAL EQUITY SELECT TRUST
    SERIES I

       6/30/2004**** (Unaudited)                ($0.11)            $14.08
       12/31/2003****                                -              13.59
       12/31/2002****                                -              10.62
       07/16/2001* to 12/31/2001****                 -              12.02
------------------------------------------------------------------------------

SELECT GROWTH TRUST
    SERIES I

       6/30/2004**** (Unaudited)                     -             $10.37
       12/31/2003****                                -   #          10.37
       12/31/2002****                                -   #           8.24
       07/16/2001* to 12/31/2001****                 -              11.88
------------------------------------------------------------------------------

GLOBAL EQUITY SELECT TRUST
    SERIES I

       6/30/2004**** (Unaudited)                     -   #         $12.67
       12/31/2003****                           ($0.15)             12.54
       12/31/2002****                            (0.12)             10.42
       07/16/2001* to 12/31/2001****                 -              12.20
------------------------------------------------------------------------------

CORE VALUE TRUST
    SERIES I

       6/30/2004**** (Unaudited)                     -   #         $11.56
       12/31/2003****                           ($0.03)             11.55
       12/31/2002****                            (0.05)              9.35
       07/16/2001* to 12/31/2001****             (0.03)             11.87
------------------------------------------------------------------------------

HIGH GRADE BOND TRUST
    SERIES I

       6/30/2004**** (Unaudited)                ($0.42)            $13.44
       12/31/2003****                            (0.01)             13.93
       12/31/2002****                            (0.09)             13.77
       07/16/2001* to 12/31/2001****             (0.42)             12.48
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD),CONTINUED

                                                        RATIO OF
                                                        EXPENSES            RATIO OF NET
                       NET ASSETS    RATIO OF          TO AVERAGE           INVESTMENT
                         END OF      EXPENSES          NET ASSETS          INCOME (LOSS)         PORTFOLIO
   TOTAL                PERIOD       TO AVERAGE        AFTER EXPENSE         TO AVERAGE          TURNOVER
  RETURN                (000'S)      NET ASSETS         REDUCTIONS           NET ASSETS           RATE++
---------------------------------------------------------------------------------------------------------------------------
     3.67% +  (b)         $  2,760         2.20% (a)          1.05% (a)          (0.32%)(a)            179% +
    37.76     (b)            2,625         2.22               1.05               (0.65)                183
   (34.32)    (b)            1,848         3.93               1.05               (0.37)                226
   (10.96) +  (b)            2,678         3.18  (a)          1.05  (a)          (0.29) (a)            194
----------------------------------------------------------------------------------------------------------------

     1.45% +  (b)         $  2,439         1.21% (a)          1.20% (a)          (0.93%)(a)             33%
    23.15                  103,406         1.19               1.19               (0.26)                 18
   (17.57)    (b)           63,945         1.83               1.20               (0.09)                  6
    (4.40) +  (b)            2,890         3.09  (a)          1.20  (a)           0.01  (a)             33
----------------------------------------------------------------------------------------------------------------

     4.47% +  (b)         $  2,474         1.35% (a)          1.20% (a)           2.91% (a)             88% +
    27.97     (b)           76,708         1.26               1.20                1.56                   9
   (11.65)    (b)           49,507         1.95               1.20               (0.15)                  5
    (3.84) +  (b)            2,897         3.27  (a)          1.20  (a)           0.06  (a)              7
----------------------------------------------------------------------------------------------------------------

        -  +  (b)++++     $  3,215         2.23% (a)          1.05% (a)          (0.20%)(a)             41% +
    25.87%    (b)            2,990         1.95               1.05                0.01                  67
   (30.64)    (b)            2,170         3.72               1.05               (0.20)                 49
    (4.96) +  (b)            2,883         3.05  (a)          1.05  (a)           0.01  (a)             54
----------------------------------------------------------------------------------------------------------------

     1.05% +  (b)         $  3,212         2.13% (a)          1.20% (a)           1.62% (a)             25% +
    21.79     (b)            3,134         2.03               1.20                1.43                  24
   (13.61)    (b)            2,558         3.71               1.20                1.07                  18
    (2.40) +  (b)            2,940         3.19  (a)          1.20  (a)           0.39  (a)              0
----------------------------------------------------------------------------------------------------------------

     0.10% +  (b)         $  3,602         1.85% (a)          1.05% (a)           0.37% (a)             56% +
    23.89     (b)            3,392         1.80               1.05                0.37                  44
   (20.82)    (b)            2,491         3.53               1.05                0.45                  51
    (4.81) +  (b)            2,906         3.10  (a)          1.05  (a)           0.58  (a)             35
----------------------------------------------------------------------------------------------------------------

      (56%)+  (b)         $  5,708         0.84% (a)          0.81% (a)           3.76% (a)            435% +
     1.20                  115,165         0.80               0.80                2.61                 661
    11.01     (b)           77,953         1.44               0.85                3.65                 290
     3.21  +  (b)            3,254         2.72  (a)          0.85  (a)           4.44  (a)            353
----------------------------------------------------------------------------------------------------------------

      **** Net investment income has been calculated using the average shares method.

      *     Commencement of operations

      ++ Portfolio turnover rate is calculated on the basis of the fund as a whole, without distinguishing between the classes of shares issued.

      +     Not Annualized

      #     Amount is less than $.01 per share.

      ++++  Amount is less than .01%.

      (a)   Annualized

      (b) The total return would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST

                                                                                      SHARES OR
                                                                                      PRINCIPAL
                                                                                        AMOUNT             VALUE
                                                                                      ----------           -----
COMMON STOCKS - 98.74%

BIOTECHNOLOGY - 1.10%
Biogen Idec, Inc. *                                                                       24,400        $  1,543,300
Cephalon, Inc. * (a)                                                                      49,200           2,656,800
MedImmune, Inc. *                                                                         98,700           2,309,580
                                                                                                        ------------
                                                                                                           6,509,680

BROADCASTING - 1.83%
Clear Channel Communications, Inc.                                                        98,410           3,636,250
Viacom, Inc., Class B                                                                    201,060           7,181,863
                                                                                                        ------------
                                                                                                          10,818,113

BUSINESS SERVICES - 10.23%
Accenture, Ltd., Class A *                                                               247,400           6,798,552
Cadence Design Systems, Inc. * (a)                                                       718,200          10,507,266
Certegy, Inc.                                                                             86,800           3,367,840
DST Systems, Inc. * (a)                                                                   12,100             581,889
Electronic Arts, Inc.                                                                     24,900           1,358,295
First Data Corp.                                                                         124,100           5,524,932
Informatica Corp. * (a)                                                                  271,200           2,069,256
Paychex, Inc.                                                                            123,700           4,190,956
SunGuard Data Systems, Inc. *                                                            124,100           3,226,600
VERITAS Software Corp. *                                                                 823,750          22,817,875
                                                                                                        ------------
                                                                                                          60,443,461

CABLE AND TELEVISION - 2.30%
Comcast Corp.-Special Class A *                                                          122,500           3,382,225
EchoStar Communications Corp., Class A *                                                 155,200           4,772,400
Time Warner, Inc. *                                                                      310,300           5,455,074
                                                                                                        ------------
                                                                                                          13,609,699

CELLULAR COMMUNICATIONS - 0.76%
Nextel Communications, Inc., Class A *                                                    91,900           2,450,054
Vodafone Group PLC - ADR (a)                                                              92,830           2,051,543
                                                                                                        ------------
                                                                                                           4,501,597

CHEMICALS - 0.26%

Cabot Microelectronics Corp. * (a)                                                        49,900           1,527,439
COMPUTERS & BUSINESS EQUIPMENT - 9.34%
CDW Corp.                                                                                 37,086           2,364,603
Dell, Inc. *                                                                             644,000          23,068,080
EMC Corp. *                                                                              463,300           5,281,620
Hewlett-Packard Company                                                                  309,300           6,526,230
International Business Machines Corp.                                                    130,600          11,512,390
Lexmark International, Inc. *                                                             49,500           4,778,235
Research In Motion, Ltd. - USD                                                            24,300           1,663,092
                                                                                                        ------------
                                                                                                          55,194,250

ELECTRONICS - 4.64%
Adobe Systems, Inc.                                                                      142,300           6,616,950
Flextronics International, Ltd. *                                                        289,700           4,620,715
Jabil Circuit, Inc. * (a)                                                                 60,700           1,528,426
Samsung Electronics Company *                                                             18,600           7,678,234
Sanmina-SCI Corp. *                                                                      185,600           1,688,960
Synopsys, Inc.                                                                           185,600           5,276,608
                                                                                                        ------------
                                                                                                          27,409,893

FINANCIAL SERVICES - 1.96%
Fiserv, Inc. *                                                                           296,900          11,546,441

HEALTHCARE PRODUCTS - 0.12%
Johnson & Johnson                                                                         12,500        $    696,250

INTERNET CONTENT - 2.10%
Yahoo, Inc.                                                                              341,000          12,388,530

INTERNET RETAIL - 2.22%
eBay, Inc.                                                                                49,300           4,533,135
InterActiveCorp * (a)                                                                    284,442           8,573,082
                                                                                                        ------------
                                                                                                          13,106,217

INTERNET SERVICE PROVIDER - 0.00%
Covad Communications Group, Inc. * (a)                                                       622               1,493

INTERNET SOFTWARE - 10.95%
Cisco Systems, Inc. *                                                                  1,489,630          35,304,231
Juniper Networks, Inc. * (a)                                                             346,852           8,522,154
Networks Associates, Inc. *                                                              433,600           7,861,168
Symantec Corp.                                                                           127,800           5,595,084
VeriSign, Inc. *                                                                         370,600           7,374,940
                                                                                                        ------------
                                                                                                          64,657,577

LEISURE TIME - 1.13%
International Game Technology                                                            173,000           6,677,800

PHARMACEUTICALS - 1.86%
Forest Laboratories, Inc. *                                                               98,300           5,566,729
Gilead Sciences, Inc. *                                                                   37,200           2,492,400
Merck & Company, Inc.                                                                     31,300           1,486,750
Pfizer, Inc.                                                                              42,800           1,467,184
                                                                                                        ------------
                                                                                                          11,013,063

SEMICONDUCTORS - 20.81%
Agere Systems, Inc., Class A *                                                           866,100           1,992,030
Altera Corp. *                                                                           111,700           2,481,974
Analog Devices, Inc.                                                                     338,900          15,955,412
Applied Materials, Inc. *                                                                620,700          12,178,134
ASML Holding NV * (a)                                                                    125,200           2,142,172
Intel Corp.                                                                              494,900          13,659,240
Intersil Corp., Class A (a)                                                              185,300           4,013,598
KLA-Tencor Corp. *                                                                       149,000           7,357,620
Linear Technology Corp.                                                                   93,100           3,674,657
Marvell Technology Group, Ltd.                                                            62,400           1,666,080
Maxim Integrated Products, Inc.                                                          197,800          10,368,676
Microchip Technology, Inc.                                                               233,900           7,377,206
Novellus Systems, Inc. *                                                                 284,600           8,947,824
QLogic Corp. * (a)                                                                       346,500           9,213,435
STMicroelectronics NV (a)                                                                186,200           4,098,262
Taiwan Semiconductor
    Manufacturing Company, Ltd., ADR                                                     527,717           4,385,325
Texas Instruments, Inc.                                                                  215,700           5,215,626
Xilinx, Inc.                                                                             246,400           8,207,584
                                                                                                        ------------
                                                                                                         122,934,855
SOFTWARE - 22.76%
Citrix Systems, Inc. *                                                                   260,100           5,295,636
Cognos, Inc. * (a)                                                                        61,700           2,231,072
Intuit, Inc. *                                                                           310,300          11,971,374
Mercury Interactive Corp. * (a)                                                          328,600          16,374,138

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SCIENCE & TECHNOLOGY TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT                VALUE
                                                       ------------              -----
COMMON STOCKS (CONTINUED)

Microsoft Corp.                                            1,763,500            50,365,560
Oracle Corp. *                                             1,299,100            15,498,263
Red Hat, Inc. * (a)                                          432,400             9,932,228
SAP AG, ADR                                                  224,300             9,377,983
SAP AG *                                                      42,900             7,120,466
Siebel Systems, Inc. *                                       589,600             6,296,928
                                                                             -------------
                                                                               134,463,648

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.37%
Corning, Inc. *                                              309,300             4,039,458
Crown Castle International Corp. * (a)                       169,600             2,501,600
JDS Uniphase Corp. * (a)                                     618,600             2,344,494
Nokia Oyj-sponsored ADR                                      277,350             4,032,669
Nortel Networks Corp. *                                      955,500             4,767,945
QUALCOMM, Inc.                                               111,100             8,108,078
                                                                             -------------
                                                                                25,794,244
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $513,569,484)                                      $ 583,294,250
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 9.50%
State Street Navigator Securities
       Lending Prime Portfolio (c)                     $  53,682,559         $  53,682,559
T. Rowe Price Reserve Investment Fund (c)                  2,419,703             2,419,703
------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
    (Cost $56,102,262)                                                       $  56,102,262
------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.22%
Repurchase Agreement with State Street
       Corp. dated 06/30/2004 at 0.35% to
       be repurchased at $1,294,013 on
       07/01/2004, collateralized by
       $1,330,000 U.S. Treasury Notes,
       1.875% due 11/30/2005 (valued at
       $1,321,688, including interest)                 $   1,294,000         $   1,294,000
------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $1,294,000)                                                        $   1,294,000
------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (SCIENCE & TECHNOLOGY TRUST)
       (COST $570,965,746) - 108.46%                                         $ 640,690,512
LIABILITIES IN EXCESS OF OTHER ASSETS - (8.46)%                                (49,978,480)
                                                                             -------------
TOTAL NET ASSETS - 100.00%                                                   $ 590,712,032
                                                                             =============
PACIFIC RIM TRUST

COMMON STOCKS - 92.19%

AUSTRALIA - 8.14%
AMP, Ltd. *                                                   64,450         $     283,579
Australia and New Zealand Bank Group, Ltd. *                  33,194               421,777
Bluescope Steel, Ltd. *                                       82,760               387,728
Coca-Cola Amatil, Ltd. *                                     103,050               496,396
Commonwealth Bank of Australia *                              35,030               793,302
CSL, Ltd. *                                                    4,470                69,288
Foster's Group Ltd. *                                         55,900               183,401
General Property Trust *                                     281,630               683,206
Macquarie Bank, Ltd. *                                         6,230               146,716
National Australia Bank, Ltd. *                               33,660               698,168
News Corp., Ltd. * (a)                                       117,290             1,033,778
Orica, Ltd. *                                                  6,550                68,749
QBE Insurance Group, Ltd. * (a)                               51,880               461,591
Rinker Group Ltd. *                                           38,120               213,303
Rio Tinto, Ltd. * (a)                                         33,530               837,876
Telstra Corp., Ltd. *                                        140,650               491,762
Wesfarmers, Ltd. *                                            19,140               391,144
Westpac Banking Corp., Ltd. *                                 52,360               640,560
Woodside Petroleum, Ltd. *                                    28,630               331,745
Woolworths, Ltd. *                                            15,520               122,983
                                                                             -------------
                                                                                 8,757,052

CAYMAN ISLANDS - 0.01%
Hopewell Highway Infrastructure Ltd. *                        17,500                10,377

CHINA - 0.79%
Beijing Datang Power Generation Company,
    Ltd., Class H * (a)                                       72,000                56,310
China Life Insurance Company, Ltd. * (a)                      68,000                40,540
China Petroleum & Chemical Corp., Class H *                  122,000                44,579
China Shipping Development Company, Ltd.,
    Class H * (a)                                             48,000                28,770
China Telecom Corp., Ltd. H *                                252,000                88,042
Huaneng Power International, Inc., Class
    H * (a)                                                  170,000               151,480
Jiangsu Expressway *                                          32,000                15,283
Lenovo Group, Ltd. * (a)                                      46,000                12,680
PetroChina Company, Ltd., Class H * (a)                      564,000               260,318
Semiconductor Manufacturing
    International Corp. * (a)                                 89,000                19,398
Sinopec Shanghai Petrochemical
    Company, Ltd., H Shares * (a)                            146,000                48,668
Tong Ren Tang Technologies Company, Ltd. *                    16,000                34,155
Tsingtao Brewery Company, Ltd., Series H *                    28,000                24,770
Zhejiang Expressway
    Company, Ltd., Class H * (a)                              40,000                28,463
                                                                             -------------
                                                                                   853,456
HONG KONG - 4.46%
Bank of East Asia *                                           47,800               136,971
BOC Hong Kong Holdings, Ltd. * (a)                           102,000               173,930
Cathay Pacific Airways, Ltd. *                                36,000                67,618
Cheung Kong Holdings, Ltd. *                                  65,000               479,185
Cheung Kong Infrastructure
    Holdings, Ltd. * (a)                                      20,000                48,207
China Mobile (Hong Kong), Ltd. *                             130,000               393,348
China Resources Enterprises, Ltd. *                           26,000                31,501
Citic Pacific, Ltd. *                                         25,000                61,220
CLP Holdings, Ltd. * (a)                                      74,200               406,213
CNOOC, Ltd. *                                                240,500               101,754


The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT             VALUE
                                                    ---------            -----
COMMON STOCKS (CONTINUED)

HONG KONG (CONTINUED)
Cosco Pacific, Ltd. * (a)                               76,000            105,235
Esprit Holdings, Ltd. *                                 20,000             89,491
Hang Lung Group Ltd. *                                  20,000             26,924
Hang Lung Properties, Ltd. * (a)                        23,000             29,636
Hang Seng Bank, Ltd. *                                  28,400            364,117
Henderson Land Development * (a)                        26,000            112,004
Hong Kong & China Gas Company, Ltd. *                   89,700            146,631
Hong Kong Electric Holdings, Ltd. * (a)                 39,400            163,163
Hong Kong Exchange & Clearing, Ltd. * (a)               34,000             69,964
Hutchison Whampoa, Ltd. * (a)                           93,000            634,928
Hysan Development Company, Ltd. * (a)                   15,000             22,308
International Bank Of Asia *                            22,000              7,898
Johnson Electronic Holdings, Ltd. *                     52,500             53,175
Li & Fung, Ltd. *                                       57,000             83,311
Shanghai Industrial Holdings, Ltd. * (a)                17,000             31,277
Shun Tak Holdings, Ltd. *                              162,000             76,330
Sun Hung Kai Properties, Ltd. *                         57,000            467,710
Swire Pacific, Ltd., Class A *                          33,000            213,662
Television Broadcast, Ltd. *                            11,000             47,245
Wharf Holdings Ltd. *                                   53,000            150,852
                                                                      -----------
                                                                        4,795,808

JAPAN - 64.64%
Amada Company, Ltd. *                                  277,000          1,823,952
Asahi Glass Company, Ltd. * (a)                        169,000          1,754,218
Bridgestone Corp. * (a)                                 78,000          1,462,344
Canon, Inc. *                                           27,000          1,419,818
Credit Saison Company, Ltd. *                           28,000            839,910
Dainippon Ink & Chemicals, Inc. *                      331,000            847,593
Daiwa Securities Group, Inc. *                         149,000          1,068,325
Dentsu, Inc. * (a)                                         104            267,264
Fanuc, Ltd. *                                            6,800            404,847
Gunze, Ltd. *                                          104,000            538,333
Hitachi, Ltd. *                                        101,000            693,685
Honda Motor Company, Ltd. * (a)                         37,900          1,823,165
Hosiden Corp. * (a)                                     67,000            819,845
Hoya Corp. *                                            13,900          1,451,717
Japan Medical Dynamic Marketing, Inc. * (a)             67,900            873,705
Japan Securities Finance Company, Ltd. *               149,000            932,059
JFE Holdings, Inc * (a)                                 27,000            660,524
JSR Corp. * (a)                                        108,000          2,024,784
Keyence Corp. *                                          6,700          1,525,109

JAPAN (CONTINUED)
Komatsu * (a)                                          117,000            707,275
Kuraray Company *                                      152,000          1,241,355
Marui Company, Ltd. *                                  134,300          1,805,487
Matsushita Electric
    Industrial Company, Ltd. *                          92,000          1,303,288
Mitsubishi Corp. * (a)                                 198,000          1,919,429
Mitsubishi Estate Company, Ltd. *                      193,000          2,389,885
Mitsui Sumitomo Insurance Company, Ltd. *              268,000          2,512,232
Mizuho Financial Group, Inc. *                             265          1,199,643
Mori Seiki Company * (a)                                57,000            496,785
NEC Corp. * (a)                                         71,000            498,679
Nikko Cordial Corp. *                                   86,000            416,059
Nippon Sanso Corp. * (a)                               415,000          2,216,471
Nippon Steel Corp. *                                   501,000          1,049,239
Nippon Telegraph & Telephone Corp. *                       110            586,492
NOK Corp. * (a)                                         21,000            777,813
NTT DoCoMo, Inc. *                                         415            740,089
Obayashi Corp. * (a)                                   185,000            993,141
Orix Corp. *                                            10,900          1,246,056
Promise Company, Ltd. *                                 18,000          1,198,409
Rengo Company, Ltd. * (a)                              278,000          1,449,175
Sekisui House, Ltd. * (a)                              161,000          1,783,081
SFCG Company, Ltd. * (a)                                 4,240            849,202
Shimadzu Corp *                                        137,000            699,127
Sompo Japan Insurance *                                151,000          1,539,760
Sumitomo Bakelite Company, Ltd. * (a)                  288,000          2,012,273
Sumitomo Heavy Industries, Ltd. * (a)                  513,000          1,604,518
Sumitomo Mitsui Financial Group, Inc. * (a)                400          2,736,293
Sumitomo Trust & Banking Company * (a)                 191,000          1,357,236
Suruga Bank *                                           37,000            282,884
Takeda Chemical Industries, Ltd. *                      42,042          1,841,705
TDK Corp. *                                             11,000            832,960
The Bank of Yokohama, Ltd. * (a)                       133,000            829,540
THK Company, Ltd. * (a)                                 67,000          1,265,307
Tokyo Electron, Ltd. *                                  20,300          1,136,184
Tokyo Seimitsu Company, Ltd. * (a)                      16,800            576,158
TonenGeneral Sekiyu KK * (a)                            90,000            769,583
Toyo Ink Manfacturing Company Ltd. * (a)               152,000            599,131
Toyota Industries Corp. *                               60,000          1,437,652
TV Asahi Corp. *                                           505            951,392
UFJ Holdings, Inc. * (a)                                   110            484,887
                                                                      -----------
                                                                       69,567,072

MALAYSIA - 1.01%
British American Tobacco Malaysia Berhad *               5,000             66,447
Commerce Asset Holdings *                               85,000            108,710
Genting Berhad *                                        26,000            104,684
Malayan Bank Berhad *                                   80,500            213,961
Maxis Communications Berhard *                          72,000            166,737
Public Bank Berhad *                                    61,500            106,816
Resorts World Berhad *                                  42,000             98,921
Sime Darby Berhard *                                    72,000            105,158
Tanjong PLC *                                           34,000            111,842
                                                                      -----------
                                                                        1,083,276

SINGAPORE - 1.90%
Capitacommercial *                                       8,200              5,145
CapitaLand, Ltd. * (a)                                  41,000             32,632
City Developments, Ltd. * (a)                           18,600             58,351
DBS Group Holdings, Ltd. *                              36,000            301,168
Keppel Corp., Ltd. * (a)                                26,000            106,489
Overseas-Chinese Banking Corp., Ltd. *                  41,000            288,212
Singapore Airlines, Ltd. *                              39,800            258,967
Singapore Exchange, Ltd. *                              95,000             92,721
Singapore Press Holdings, Ltd. *                        57,800            139,690

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

PACIFIC RIM TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT             VALUE
                                                        ---------             -----
COMMON STOCKS (CONTINUED)

SINGAPORE (CONTINUED)
Singapore Technologies Engineering, Ltd. *               98,000        $   118,422
Singapore Telecommunications, Ltd. * (a)                 95,000            124,179
United Overseas Bank *                                   56,208            437,569
Venture Corp., Ltd. *                                     8,000             83,658
                                                                       -----------
                                                                         2,047,203

SOUTH KOREA - 5.14%
Cheil Industries, Inc. *                                 10,000            115,967
Good Morning Securities Company *                        32,750             83,611
Hyundai Mobis *                                           7,500            332,973
Hyundai Motor Company *                                  10,500            403,916
Kia Motors *                                             18,500            158,023
Kookmin Bank *                                           14,454            449,068
Korea Electric Power Corp. *                              9,900            159,360
Korea Gas Corp. *                                         9,500            275,422
KT & G Corp. *                                           27,500            635,439
LG Chemical, Ltd. *                                       1,300             43,990
LG Electronics, Inc. *                                    1,700             80,623
LG Petrochemical Company, Ltd. *                          2,800             56,097
Posco, Ltd. *                                             2,400            309,476
Samsung Electronics Company *                             2,970          1,226,041
Samsung Fire & Marine
    Insurance Company, Ltd. *                             4,000            255,820
Samsung SDI Company, Ltd. *                               1,300            136,694
Shinhan Financial Group Company, Ltd. *                  14,500            210,818
Shinsegae Company, Ltd. *                                 1,000            240,588
SK Telecom Company, Ltd., ADR *                           2,200            361,748
                                                                       -----------
                                                                         5,535,674

TAIWAN - 2.73%
Acer Sertek, Inc. *                                      39,280             55,263
Advanced Semiconductor Engineering, Inc. *              157,440            124,566
Asia Optical Company Inc. *                               4,000             24,271
Asustek Computer, Inc. *                                 32,593             74,163
Cathay Financial Holdings Company, Ltd. *                40,051             72,073
China Development Financial Holdings Corp. *            182,981             93,613
China Steel Corp. *                                     209,843            198,483
Chinatrust Finance Holding Company, Ltd. *              210,202            234,461
Compal Electronics, Inc. *                               56,315             61,139
Cybertan Technology Inc. *                               27,000             26,020
Elan Microelectronics Corp. *                            47,005             34,953
EVA Airways Corp. *                                      37,932             15,852
Evergreen Marine Corp. *                                 39,756             33,583
Far Eastern Textile, Ltd. *                              62,167             36,797
Formosa Chemicals & Fibre Corp. *                        61,729             96,394
Formosa Plastic Corp. *                                 180,916            255,607
Fubon Group Company, Ltd. *                              24,745             21,566
Greatek Electronic *                                     21,000             21,675
Hon Hai Precision Industry Company, Ltd. *               56,454            209,897
MediaTek, Inc. *                                          7,624             60,774
Merry Electronics *                                       8,400             19,239
Novatek Microelectronics Corp., Ltd. *                    9,000             29,715
Pou Chen Corp. *                                         76,202             71,170
President Chain Store Corp. *                            43,102             81,409
Procomp Informatics Company, Ltd. *                       1,075                205
Quanta Computer, Inc. *                                  51,987            110,561
SinoPac Holdings Company *                              222,958            116,718
Taishin Financial Holdings Company, Ltd. *               42,000             34,605
Taiwan Semiconductor
    Manufacturing Company, Ltd. *                       313,548            451,390
United Microelectronics Corp. *                         250,108            185,982
Yuanta Core Pacific Securities Company *                146,175             91,305
                                                                       -----------
                                                                         2,943,449

THAILAND - 2.96%
Advanced Info Service Company Ltd. *                    175,000            389,460
Bangkok Bank Public Company, Ltd. *                      90,000            216,801
Kasikornbank Public Company Ltd. *                      280,000            356,077
PTT Exploration & Production *                           84,200            523,032
PTT PLC., Ltd. *                                        138,000            526,553
Siam Cement Company *                                   110,000            662,179
Siam Commercial Bank PLC *                              450,000            508,988
                                                                       -----------
                                                                         3,183,090

UNITED KINGDOM - 0.41%
HSBC Holdings PLC * (a)                                  29,600            445,915
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $89,049,149)                                 $99,222,372
----------------------------------------------------------------------------------
PREFERRED STOCKS - 0.01%
SINGAPORE - 0.01%

City Developments, Ltd. *                                 7,440              4,840
----------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $4,379)                                   $     4,840
----------------------------------------------------------------------------------
WARRANTS - 0.00%

SINGAPORE - 0.00%
City Developments, Ltd.
       (Expiration date 05/10/2006; strike
       price $2.50 SGD) *                                 1,860        $     3,177
----------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $0)                                               $     3,177
----------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 26.01%
State Street Navigator Securities
       Lending Prime Portfolio (c)                  $27,993,332        $27,993,332
----------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
    (Cost $27,993,332)                                                 $27,993,332
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.96%
Repurchase Agreement with State Street
       Corp. dated 06/30/2004 at 1.14% to
       be repurchased at $2,113,067 on
       07/01/2004, collateralized by
       $2,015,000 U.S. Treasury Notes, 6.5%
       due 08/15/2005 (valued at
       $2,158,569, including interest)              $ 2,113,000        $ 2,113,000
----------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $2,113,000)                                                  $ 2,113,000
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

                                                           SHARES OR
                                                           PRINCIPAL
                                                             AMOUNT                VALUE
                                                          -----------              -----
TOTAL INVESTMENTS (PACIFIC RIM TRUST)
       (COST $119,159,860) - 120.17%                                           $ 129,336,721
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.17)%                                 (21,712,450)
                                                                               -------------
TOTAL NET ASSETS - 100.00%                                                     $ 107,624,271
                                                                               =============

The Trust had the following five top industry concentrations as of June 30, 2004
(as a percentage of total net assets):

              Banking                                           10.83%
              Chemicals                                          9.14%
              Financial Services                                 8.57%
              Industrial Machinery                               5.59%
              Electronics                                        4.93%

HEALTH SCIENCES TRUST

COMMON STOCKS - 98.74%
BIOTECHNOLOGY - 22.30%
Amgen, Inc. *                                                 125,200          $   6,832,164
Biogen Idec, Inc. *                                            76,400              4,832,300
Biosphere Medical Inc. *                                       86,600                277,120
Cephalon, Inc. *                                              121,000              6,534,000
Cytogen Corp. *                                                39,500                628,050
deCode Genetics, Inc. *                                        66,700                566,950
Discovery Laboratories, Inc. *                                  8,800                 84,392
Exelixis, Inc. *                                              117,500              1,185,575
Genentech, Inc.                                                67,300              3,782,260
Human Genome Sciences, Inc. *                                  63,900                743,157
ICOS Corp. *                                                   16,000                477,440
Integra LifeSciences Holdings Corp. *                          11,400                402,078
Invitrogen Corp. *                                             54,900              3,952,251
Keryx Biopharmaceuticals, Inc. *                               44,000                557,040
Kosan Biosciences, Inc. *                                       4,500                 35,550
Martek Biosciences Corp. *                                     12,600                707,742
MedImmune, Inc. *                                              71,600              1,675,440
MGI Pharma, Inc.                                              119,800              3,235,798
Millennium Pharmaceuticals, Inc. *                             31,100                429,180
Molecular Devices Corp. *                                      21,200                376,936
Myogen, Inc. *                                                 16,200                125,712
Myriad Genetics, Inc. *                                        53,800                802,696
Nabi Biopharmaceuticals *                                       8,500                120,870
Nektar Therapeutics *                                          34,000                678,640
NeoRx Corp. *                                                  36,100                 90,250
Neurocrine Biosciences, Inc. *                                 47,300              2,452,505
Protein Design Labs, Inc. *                                    77,900              1,490,227
Regeneration Technologies, Inc. *                              37,600                403,448
Serologicals Corp. *                                           11,700                233,883
Transkaryotic Therapies, Inc. *                                18,800                281,248
Trimeris, Inc. *                                               80,600              1,163,058
Vion Pharmaceuticals, Inc. *                                  157,000                653,120
Virologic, Inc. *                                              15,400                 37,730
                                                                               -------------
                                                                                  45,848,810

DRUGS & HEALTH CARE - 7.14%
CV Therapeutics, Inc. *                                        30,000                502,800
Diversa Corp. *                                                44,900                454,837
ImClone Systems, Inc. *                                       141,100             12,104,969
OraSure Technologies, Inc. *                                    7,500                 72,975
Rigel Pharmaceuticals, Inc. *                                  23,400                332,514
Yamanouchi Pharmaceutical Company, Ltd. *                      36,000              1,208,286
                                                                               -------------
                                                                                  14,676,381

ELECTRICAL EQUIPMENT - 0.53%
Wilson Greatbatch Technologies, Inc. *                         39,100              1,092,845

HEALTHCARE PRODUCTS - 15.89%
Alcon, Inc.                                                     7,600                597,740
Arthrocare Corp. *                                             26,500                770,620
Aspect Medical Systems, Inc. *                                 58,100              1,073,107
Biomet, Inc.                                                   23,800              1,057,672
Boston Scientific Corp.                                        64,700              2,769,160
C.R. Bard, Inc.                                                27,700              1,569,205
Dade Behring Holdings, Inc. *                                  28,082              1,334,457
Edwards Lifesciences Corp. *                                   19,100                665,635
EPIX Medical, Inc. *                                           20,350                429,385
Fischer Imaging Corp. *                                        58,000                133,400
Fisher Scientific International, Inc. *                        50,400              2,910,600
Gen-Probe, Inc.                                                17,200                813,904
Guidant Corp.                                                  28,400              1,586,992
Haemonetics Corp. *                                            26,000                770,900
Henry Schein, Inc. *                                            4,100                258,874
Johnson & Johnson                                              36,300              2,021,910
Kinetic Concepts, Inc. *                                       40,200              2,005,980
Medtronic, Inc.                                                24,600              1,198,512
Patterson Companies, Inc. *                                     7,100                543,079
Smith & Nephew PLC *                                          143,700              1,546,150
St. Jude Medical, Inc. *                                       28,700              2,171,155
Stryker Corp.                                                  32,200              1,771,000
Synthes, Inc. *                                                 5,000                570,133
The Medicines Company *                                       105,100              3,206,601
Ventana Medical Systems, Inc. *                                 4,000                190,120
Zimmer Holdings, Inc. *                                         7,800                687,960
                                                                               -------------
                                                                                  32,654,251

HEALTHCARE SERVICES - 10.28%
Cardinal Health, Inc.                                          15,600              1,092,780
HCA, Inc.                                                      49,400              2,054,546
LabOne, Inc. *                                                 24,000                762,720
Laboratory Corp. of America Holdings *                          4,000                158,800
NeighborCare, Inc.                                             31,300                980,629
Omnicare, Inc.                                                 91,700              3,925,677
Quest Diagnostics, Inc.                                        15,600              1,325,220
UnitedHealth Group, Inc.                                      159,700              9,941,325
Wellpoint Health Networks, Inc. *                               7,900                884,879
                                                                               -------------
                                                                                  21,126,576

HOUSEHOLD PRODUCTS - 0.31%
Cryolife, Inc. *                                               63,900                336,753
Endologix, Inc. - USD *                                        61,000                298,290
                                                                               -------------
                                                                                     635,043

INSURANCE - 5.03%
Anthem, Inc. *                                                115,400             10,335,224

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HEALTH SCIENCE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT              VALUE
                                                        ---------           ---------
COMMON STOCKS(CONTINUED)

INTERNET CONTENT - 0.19%
WebMD Corp. *                                                42,600        $    397,032

LIFE SCIENCES - 1.21%
Symyx Technologies, Inc. *                                   70,300           1,695,636
Waters Corp. *                                               16,700             797,926
                                                                           ------------
                                                                              2,493,562

MEDICAL-HOSPITALS - 2.41%
Community Health Systems, Inc. *                             32,000             856,640
Mariner Health Care, Inc. *                                  77,000           2,071,300
STAAR Surgical Company *                                     55,000             429,000
Sunrise Senior Living, Inc. *                                27,500           1,076,350
Triad Hospitals, Inc. *                                       9,200             342,516
Universal Health Services, Inc., Class B                      3,900             178,971
                                                                           ------------
                                                                              4,954,777

PHARMACEUTICALS - 32.96%
Abgenix, Inc. *                                              98,900           1,159,108
Able Laboratories, Inc. *                                    60,200           1,237,712
Alexion Pharmaceuticals, Inc. *                              33,400             621,240
Alkermes, Inc. *                                            179,100           2,435,760
Allergan, Inc.                                                8,400             751,968
AmerisourceBergen Corp.                                      25,500           1,524,390
Amylin Pharmaceuticals, Inc. *                               40,100             914,280
Andrx Corp. *                                                 8,000             223,440
Angiotech Pharmaceuticals, Inc.                              46,500             936,975
Atherogenics, Inc. *                                          9,400             178,882
Barr Pharmaceuticals, Inc.                                    2,200              74,140
Biocryst Pharmaceuticals, Inc. *                             83,400             575,460
Caremark Rx, Inc. *                                          91,512           3,014,405
Celgene Corp. *                                              29,600           1,694,896
Cubist Pharmaceuticals, Inc. *                              153,200           1,700,520
Elan Corp. PLC, ADR *                                        68,000           1,682,320
Eli Lilly & Company                                          37,100           2,593,661
Encysive Pharmaceuticals, Inc. *                             54,800             465,800
Eyetech Pharmaceuticals, Inc. *                               8,100             347,652
Forest Laboratories, Inc. *                                  47,800           2,706,914
Gilead Sciences, Inc. *                                     144,200           9,661,400
Indevus Pharmaceuticals, Inc. *                              33,700             207,255
Inspire Pharmaceuticals, Inc. *                              34,800             581,856
Ivax Corp. *                                                 70,100           1,681,699
King Pharmaceuticals, Inc. *                                  7,200              82,440
Ligand Pharmaceuticals, Inc., Class B *                      11,600             201,608
Medicis Pharmaceutical Corp., Class A                         3,900             155,805
Merck & Company, Inc.                                         8,400             399,000
Novartis AG, ADR                                              3,600             160,200
Noven Pharmaceuticals, Inc. *                                 9,600             211,392
Novo Nordisk A/S *                                            3,200             164,935
NPS Pharmaceuticals, Inc. *                                  74,900           1,572,900
Onyx Pharmaceuticals, Inc. *                                 66,400           2,812,704
OSI Pharmaceuticals, Inc. *                                  24,000           1,690,560
Penwest Pharmaceuticals Company *                            14,700             188,307
Pfizer, Inc.                                                191,380           6,560,507
Pharmion Corp. *                                              3,900             190,788
Roche Holdings AG-Genusschein *                               3,000             297,148
Salix Pharmaceuticals, Ltd. *                                13,300             438,235
Sanofi-Synthelabo SA *                                       15,600             990,023
Schering-Plough Corp.                                        42,700             789,096
Sepracor, Inc. *                                             40,200           2,126,580
Shire Pharmaceuticals Group PLC, ADR                         11,700             312,858
Taro Pharmaceutical Industries, Ltd. *                       24,000           1,044,000
Teva Pharmaceutical Industries, Ltd., ADR                    39,800           2,678,142
United Therapeutics Corp. *                                  16,100             412,965
Valeant Pharmaceuticals International                        56,700           1,134,000
Vertex Pharmaceuticals, Inc. *                               70,604             765,347
ViroPharma, Inc. *                                           28,300              50,657
Watson Pharmaceuticals, Inc. *                               35,400             952,260
Wyeth                                                       111,323           4,025,440
XOMA, Ltd. *                                                 83,100             372,288
                                                                           ------------
                                                                             67,751,918

REAL ESTATE - 0.49%
Ventas, Inc., REIT                                           43,100           1,006,384
---------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $171,451,554)                                    $202,972,803
---------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.85%

BIOTECHNOLOGY - 0.01%
NeoRx Corp. *                                                     6              26,892

FINANCIAL SERVICES - 0.84%
Morgan Stanley *                                             40,000           1,714,000
---------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $1,776,400)                                   $  1,740,892
---------------------------------------------------------------------------------------
WARRANTS - 0.00%

BIOTECHNOLOGY - 0.00%
NeoRx Corp. *                                                 2,400                   0
---------------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $0)                                                   $          0
---------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 1.95%
T. Rowe Price Reserve Investment Fund (c)                $ 4,010,764       $  4,010,764
                                                          ----------       ------------

TOTAL SHORT TERM INVESTMENTS
    (Cost $4,010,764)                                                      $  4,010,764
                                                                           ------------

REPURCHASE AGREEMENTS - 0.68%
Repurchase Agreement with State Street
       Corp. dated 06/30/2004 at
       0.35% to be repurchased at $1,402,014 on
       07/01/2004, collateralized
       by $1,440,000 U.S. Treasury Notes,
       1.875% due 11/30/2005 (valued
       at $1,431,000, including interest).               $ 1,402,000       $  1,402,000
---------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $1,402,000)                                                      $  1,402,000
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (HEALTH SCIENCES TRUST)
       (COST $178,640,718) - 102.22%                                       $210,126,459
LIABILITIES IN EXCESS OF OTHER ASSETS -
    (2.22)%                                                                  (4,566,030)
                                                                           ------------
TOTAL NET ASSETS - 100.00%                                                 $205,560,429
                                                                           ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT             VALUE
                                                     ---------            -----
COMMON STOCKS - 95.63%

ADVERTISING - 0.67%
ValueClick, Inc. *                                      153,220        $ 1,835,576

AIR TRAVEL - 0.35%
Mesa Air Group, Inc. * (a)                              117,840            953,326

APPAREL & TEXTILES - 1.25%
Guess, Inc. *                                           113,120          1,821,232
Wolverine World Wide, Inc.                               61,700          1,619,625
                                                                       -----------
                                                                         3,440,857

AUTO SERVICES - 0.70%
Copart, Inc. *                                           72,100          1,925,070

AUTOMOBILES - 0.78%
Tenneco Automotive, Inc. *                              163,540          2,163,634

BANKING - 6.25%
Community Bank Systems, Inc. (a)                         91,580          2,087,108
F.N.B. Corp. (a)                                         95,650          1,951,260
First Community Bancorp                                  53,650          2,062,306
First Niagara Financial Group, Inc.                     143,690          1,724,280
MAF Bancorp, Inc.                                        44,520          1,900,114
Republic Bancorp, Inc. (a)                              111,516          1,550,072
Sterling Financial Corp. * (a)                           58,508          1,864,650
Trustmark Corp.                                          69,200          2,001,264
Umpqua Holdings Corp. (a)                               100,290          2,105,087
                                                                       -----------
                                                                        17,246,141

BIOTECHNOLOGY - 2.78%
Applera Corp. - Celera Genomics Group *                  99,190          1,141,677
deCode Genetics, Inc. * (a)                             135,000          1,147,500
Keryx Biopharmaceuticals, Inc. *                         75,900            960,894
Nabi Biopharmaceuticals * (a)                            93,500          1,329,570
Neurocrine Biosciences, Inc. * (a)                       22,100          1,145,885
Progress Software Corp. * (a)                            89,950          1,949,216
                                                                       -----------
                                                                         7,674,742

BROADCASTING - 0.51%
Sinclair Broadcast Group, Inc., Class A                 136,000          1,396,720

BUILDING MATERIALS & CONSTRUCTION - 0.51%
Griffon Corp. *                                          63,500          1,414,780

BUSINESS SERVICES - 6.44%
Brinks Company                                           42,793          1,465,660
Corillian Corp. *                                       265,250          1,336,860
eFunds Corp. *                                          107,100          1,874,250
Gevity HR, Inc. (a)                                      73,260          1,918,680
Korn/Ferry International * (a)                          107,700          2,086,149
Labor Ready, Inc. * (a)                                 123,660          1,916,730
MPS Group, Inc. *                                       156,000          1,890,720
PDI, Inc. *                                              55,600          1,686,348
Scansource, Inc. *                                       29,489          1,752,236
Tyler Technologies, Inc. * (a)                          193,120          1,826,915
                                                                       -----------
                                                                        17,754,548

CELLULAR COMMUNICATIONS - 0.94%
Millicom Internationalcellular (a)                       57,770          1,262,852
Western Wireless Corp., Class A *                        46,489          1,343,997
                                                                       -----------
                                                                         2,606,849
CHEMICALS - 1.25%
Airgas, Inc.                                             70,940          1,696,175
Cytec Industries, Inc.                                   38,460          1,748,007
                                                                       -----------
                                                                         3,444,182

COMPUTERS & BUSINESS EQUIPMENT - 2.84%
Electronics For Imaging, Inc. *                          57,360          1,620,994
Henry, Jack & Associates, Inc.                           92,500          1,859,250
Ixia * (a)                                              151,140          1,487,217
Standard Microsystems Corp. *                            65,630          1,530,492
Synaptics, Inc. *                                        69,810          1,336,861
                                                                       -----------
                                                                         7,834,814

CONSTRUCTION & MINING EQUIPMENT - 0.65%
Gulf Islands Fabrication, Inc.                           82,400          1,782,312

CONSTRUCTION MATERIALS - 0.66%
Clarcor, Inc.                                            39,600          1,813,680

COSMETICS & TOILETRIES - 0.63%
Helen Troy, Ltd. * (a)                                   47,426          1,748,597

CRUDE PETROLEUM & NATURAL GAS - 0.72%
Unit Corp. *                                             63,160          1,986,382

DOMESTIC OIL - 2.13%
Energy Partners, Ltd. * (a)                             128,800          1,970,640
Remington Oil Gas Corp. *                                85,350          2,014,260
St. Mary Land & Exploration Company (a)                  52,820          1,883,033
                                                                       -----------
                                                                         5,867,933

DRUGS & HEALTH CARE - 3.52%
Ariad Pharmaceuticals, Inc. *                           124,700            934,003
Bradley Pharmaceuticals, Inc., Class A * (a)             63,530          1,772,487
Dendreon Corp. * (a)                                    117,300          1,436,925
Dyax Corp. *                                             97,500          1,145,625
Gentiva Health Services, Inc. *                          82,828          1,346,783
Luminex Corp. * (a)                                     131,300          1,320,878
Perrigo Company                                          92,490          1,754,536
                                                                       -----------
                                                                         9,711,237

ELECTRICAL EQUIPMENT - 3.03%
Littelfuse, Inc. *                                       37,730          1,600,129
Metrologic Instruments, Inc. (a)                         84,901          1,692,926
W.H. Brady Company, Class A                              31,620          1,457,682
Watsco, Inc.                                             61,000          1,712,270
Wesco International, Inc. *                             103,260          1,899,984
                                                                       -----------
                                                                         8,362,991

ELECTRONICS - 3.38%
CTS Corp.                                               118,680          1,431,281
Rogers Corp. *                                           24,220          1,692,978
Technitrol, Inc. *                                       50,000          1,095,000
Thomas & Betts Corp.                                     69,969          1,905,256
Trimble Navigation, Ltd.                                 55,149          1,532,591
TTM Technologies, Inc. * (a)                            140,810          1,668,598
                                                                       -----------
                                                                         9,325,704

FINANCIAL SERVICES - 2.35%
Affiliated Managers Group, Inc. (a)                      40,560          2,043,007
City Holding Company                                     60,425          1,908,222

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST(CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                    ---------           -----
COMMON STOCK(CONTINUED)

FIANCIAL SERVICES(CONTINUED)
Gabelli Asset Management, Inc., Class A (a)             15,400        $   654,500
Jeffries Group, Inc. (a)                                60,990          1,885,811
                                                                      -----------
                                                                        6,491,540

FOOD & BEVERAGES - 1.34%
Corn Products International, Inc.                       39,940          1,859,207
Flowers Foods, Inc.                                     69,800          1,825,270
                                                                      -----------
                                                                        3,684,477

HEALTHCARE PRODUCTS - 6.19%
Advanced Medical Optics, Inc. * (a)                     49,990          2,128,074
DJ Orthopedics, Inc. *                                  83,810          1,927,630
Encore Medical Corp. *                                 102,500            645,750
Hologic, Inc. *                                         89,000          2,069,250
IDEXX Laboratories, Inc. *                              28,569          1,798,133
Kyphon, Inc. * (a)                                      53,100          1,496,358
Respironics, Inc. *                                     32,701          1,921,184
The Cooper Companies, Inc.                              32,486          2,052,140
The Medicines Company * (a)                             44,790          1,366,543
Ventana Medical Systems, Inc. *                         35,300          1,677,809
                                                                      -----------
                                                                       17,082,871

HEALTHCARE SERVICES - 2.79%
Amedisys, Inc. * (a)                                    47,100          1,556,184
AMERIGROUP Corp. * (a)                                  44,560          2,192,352
Renal Care Group, Inc.                                  59,730          1,978,855
Sierra Health Services, Inc. * (a)                      44,060          1,969,482
                                                                      -----------
                                                                        7,696,873

HOTELS & RESTAURANTS - 2.16%
Ameristar Casinos, Inc.                                 52,400          1,759,592
Choice Hotels, Inc.                                     45,458          2,280,173
Lone Star Steakhouse & Saloon, Inc.                     70,220          1,909,282
                                                                      -----------
                                                                        5,949,047

INDUSTRIAL MACHINERY - 1.68%
Cognex Corp.                                            40,000          1,539,200
Dionex Corp. *                                          31,770          1,752,751
Rofin Sinar Technologies, Inc. *                        52,680          1,337,545
                                                                      -----------
                                                                        4,629,496

INSURANCE - 0.72%
American Medical Security Group, Inc. *                 73,210          1,994,973

INTERNET CONTENT - 1.15%
Ask Jeeves, Inc. * (a)                                  32,380          1,263,791
Digitas, Inc. *                                        172,600          1,903,778
                                                                      -----------
                                                                        3,167,569

INTERNET RETAIL - 0.73%
Priceline.com, Inc. *                                   75,000          2,019,750

INTERNET SERVICE PROVIDER - 0.53%
C-COR.net Corp. * (a)                                  141,110          1,452,022

INTERNET SOFTWARE - 2.57%
Digital River, Inc. *                                   53,940          1,760,063
RSA Security, Inc. *                                    92,000          1,883,240
Supportsoft Inc. *                                     199,840          1,734,611
TIBCO Software, Inc. *                                 201,718          1,704,517
                                                                      -----------
                                                                        7,082,431

LEISURE TIME - 0.62%
Scientific Games Corp., Class A *                       89,755          1,717,911

MANUFACTURING - 1.66%
Mettler-Toledo International, Inc. *                    32,990          1,621,129
Mine Safety Appliances Company                          28,710            967,527
Nordson Corp.                                           42,830          1,857,537
York International Corp.                                 3,000            123,210
                                                                      -----------
                                                                        4,569,403

MEDICAL-HOSPITALS - 4.13%
Cepheid, Inc. * (a)                                    147,500          1,702,150
Laserscope * (a)                                        58,710          1,617,460
Lifepoint Hospitals, Inc. *                             52,081          1,938,455
Possis Medical, Inc. * (a)                              59,490          2,031,584
Select Medical Corp.                                   154,260          2,070,169
VCA Antech, Inc. * (a)                                  45,220          2,026,760
                                                                      -----------
                                                                       11,386,578

METAL & METAL PRODUCTS - 1.32%
Commercial Metals Company                               51,200          1,661,440
Reliance Steel & Aluminum Company                       49,200          1,983,744
                                                                      -----------
                                                                        3,645,184

MINING - 0.64%
AMCOL International Corp.                               93,590          1,773,531

OFFICE FURNISHINGS & SUPPLIES - 0.66%
Global Imaging Systems, Inc. *                          50,000          1,833,000

PETROLEUM SERVICES - 0.66%
Core Laboratories NV * *                                79,500          1,828,500

PHARMACEUTICALS - 1.66%
Encysive Pharmaceuticals, Inc. *                       129,000          1,096,500
First Horizon Pharmaceutical Corp. * (a)               102,000          1,927,800
Salix Pharmaceuticals, Ltd. *                           47,540          1,566,443
                                                                      -----------
                                                                        4,590,743

PUBLISHING - 1.15%
Consolidated Graphics, Inc. *                           32,200          1,418,410
Thomas Nelson, Inc. (a)                                 76,630          1,742,566
                                                                      -----------
                                                                        3,160,976

RETAIL GROCERY - 0.61%
Wild Oats Markets, Inc. *                              119,242          1,677,735

RETAIL TRADE - 6.28%
Big 5 Sporting Goods Corp. *                            75,010          1,964,512
Cash America International, Inc. (a)                    90,700          2,086,100
Claire's Stores, Inc.                                   71,000          1,540,700
Coldwater Creek, Inc. *                                 57,381          1,518,875
Guitar Center, Inc. * (a)                               50,580          2,249,293
Pacific Sunwear of California, Inc.                     64,095          1,254,339
Petco Animal Supplies Inc. *                            67,640          2,178,684
The Men's Wearhouse, Inc. *                             31,400            828,646
The Yankee Candle, Inc. * (a)                           71,620          2,094,885

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING GROWTH TRUST(CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT                VALUE
                                                        -------------            -----
COMMON STOCK(CONTINUED)

RETAIL TRADE(CONTINUED)
Tuesday Morning Corp. *                                        55,540         $   1,610,660
                                                                              -------------
                                                                                 17,326,694

SEMICONDUCTORS - 4.68%
Actel Corp. *                                                  85,480             1,581,380
Diodes, Inc. (a)                                               87,670             2,076,902
Integrated Circuit Systems, Inc. *                             73,000             1,982,680
Microsemi Corp. (a)                                           125,660             1,785,629
Photronics, Inc. *                                             52,300               990,562
Pixelworks, Inc. * (a)                                        115,907             1,775,695
Power Integrations, Inc. *                                     52,000             1,294,800
Vitesse Semiconductor Corp. * (a)                             289,840             1,414,419
                                                                              -------------
                                                                                 12,902,067

SOFTWARE - 4.61%
Aspen Technology, Inc. * (a)                                  216,630             1,572,734
Embarcadero Tech, Inc. *                                      148,200             1,831,752
Intermediate Telephone, Inc.                                   52,560             1,312,423
Macrovision Corp. *                                            72,910             1,824,937
Opnet Technologies, Inc. *                                    113,720             1,489,732
Serena Software, Inc. * (a)                                    65,270             1,246,004
SS&C Technologies, Inc.                                        84,971             1,588,958
Websense, Inc. *                                               50,020             1,862,245
                                                                              -------------
                                                                                 12,728,785

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.77%
Aspect Communications Corp. *                                 119,330             1,694,486
J2 Global Communications, Inc. (a)                             68,000             1,890,400
PTEK Holdings, Inc. *                                         100,000             1,153,000
Spectralink Corp.                                              91,390             1,361,711
Viasat, Inc. * (a)                                             61,820             1,542,409
                                                                              -------------
                                                                                  7,642,006

TRANSPORTATION - 0.62%
Pacer International, Inc. *                                    93,100             1,722,350

TRUCKING & FREIGHT - 1.36%
Old Dominion Freight Lines, Inc.                               67,695             1,995,649
Wabash National Corp. * (a)                                    64,190             1,768,434
                                                                              -------------
                                                                                  3,764,083
-------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $260,941,011)                                       $ 263,810,670
-------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 18.18%
State Street Navigator Securities
       Lending Prime Portfolio (c)                      $  50,158,992         $  50,158,992
-------------------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
    (Cost $50,158,992)                                                        $  50,158,992
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.44%
Repurchase Agreement with State Street
       Corp. dated 06/30/2004 at 1.14% to
       be repurchased at $9,471,300 on
       07/01/2004, collateralized by
       $6,965,000 U.S. Treasury Bonds,
       8.75% due 05/15/2020 (valued at
       $9,663,938, including interest).                 $   9,471,000         $   9,471,000
-------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $9,471,000)                                                         $   9,471,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (EMERGING GROWTH TRUST)
       (COST $320,571,003) - 117.25%                                          $ 323,440,662
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.25)%                                (47,578,722)
                                                                              -------------
TOTAL NET ASSETS - 100.00%                                                    $ 275,861,940
                                                                              =============
AGGRESSIVE GROWTH

COMMON STOCKS - 93.63%

ADVERTISING - 1.75%
Getty Images, Inc. *                                           44,000         $   2,640,000
Lamar Advertising Company *                                    42,700             1,851,045
Omnicom Group, Inc.                                            34,400             2,610,616
                                                                              -------------
                                                                                  7,101,661

AEROSPACE - 0.83%
Textron, Inc.                                                  56,700             3,365,145

AIR TRAVEL - 0.24%
Airtran Holdings, Inc. * (a)                                   68,000               961,520

APPAREL & TEXTILES - 1.38%
Bebe Stores, Inc. (a)                                          35,700               714,000
Cintas Corp.                                                   64,600             3,079,482
Jos. A. Bank Clothiers, Inc. * (a)                             24,650               773,764
Quiksilver, Inc. *                                             44,000             1,047,640
                                                                              -------------
                                                                                  5,614,886

AUTO PARTS - 0.48%
Gentex Corp.                                                   21,500               853,120
Lear Corp.                                                      8,600               507,314
Pep Boys - Manny, Moe & Jack                                   23,700               600,795
                                                                              -------------
                                                                                  1,961,229

BANKING - 3.32%
Digital Insight Corp. * (a)                                    34,400               713,112
East West Bancorp, Inc.                                        39,600             1,215,720
Greater Bay Bancorp (a)                                        24,800               716,720
Investors Financial Services Corp. (a)                        122,000             5,316,760
New York Community Bancorp, Inc. (a)                           48,282               947,776
PrivateBankcorp, Inc. (a)                                      26,600               730,436
Prosperity Bancshares, Inc. (a)                                26,100               635,535
Silicon Valley Bancshares * (a)                                22,000               872,300
Southwest BanCorp of Texas, Inc.                               18,900               833,868
UCBH Holdings, Inc.                                            25,000               988,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVEG GROWTH (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT             VALUE
                                                      ----------           -----
COMMON STOCKS(CONTINUED)

BANKING (CONTINUED)
W Holding Company, Inc.                                   30,000        $   515,100
                                                                        -----------
                                                                         13,485,327

BIOTECHNOLOGY - 1.76%
Acceler8 Technology Corp. *                                1,900              5,567
Affymetrix, Inc. * (a)                                    26,700            873,891
Cephalon, Inc. * (a)                                       7,600            410,400
Charles River Laboratories
    International, Inc. *                                  4,000            195,480
Digene Corp. * (a)                                        25,300            924,209
Harvard Bioscience, Inc. * (a)                            39,500            176,960
ICOS Corp. * (a)                                          26,700            796,728
Integra LifeSciences Holdings Corp. *                     24,600            867,642
Invitrogen Corp. *                                        28,000          2,015,720
Martek Biosciences Corp. * (a)                            15,600            876,252
                                                                        -----------
                                                                          7,142,849

BROADCASTING - 2.07%
Belo Corp., Class A                                       36,300            974,655
Citadel Broadcasting Corp. * (a)                          85,400          1,244,278
Cox Radio, Inc., Class A *                                23,500            408,430
Cumulus Media, Inc., Class A *                            43,500            731,235
Entercom Communications Corp. *                           29,900          1,115,270
Entravision Communications Corp., Class A *               55,500            426,240
Radio One, Inc., Class D * (a)                            46,400            742,864
Radio One, Inc., Class A *                                26,700            430,137
Univision Communications, Inc., Class A *                 73,155          2,335,839
                                                                        -----------
                                                                          8,408,948

BUILDING MATERIALS & CONSTRUCTION - 0.20%
Trex Company, Inc. * (a)                                  21,700            819,175
BUSINESS SERVICES - 10.56%
Acxiom Corp.                                              51,200          1,271,296
Administaff, Inc. * (a)                                   29,000            481,400
Alliance Data Systems Corp. *                            154,200          6,514,950
Charles River Associates, Inc. * (a)                      21,800            674,710
Corporate Executive Board Company                         70,800          4,091,532
CoStar Group, Inc. * (a)                                  72,500          3,329,925
Euronet Worldwide, Inc. * (a)                            104,900          2,426,337
Fair Isaac Corp. (a)                                      50,400          1,682,352
Forrester Research, Inc. *                                35,300            658,345
Gevity HR, Inc.                                           31,500            824,985
Global Payments, Inc. (a)                                 21,400            963,428
Insight Enterprises, Inc. *                               51,900            921,744
Iron Mountain, Inc. *                                     39,650          1,913,509
Moody's Corp.                                             14,900            963,434
Paychex, Inc.                                             23,600            799,568
Robert Half International, Inc.                          159,400          4,745,338
Scansource, Inc. *                                        18,600          1,105,212
Sirva, Inc. *                                            126,500          2,909,500
SunGuard Data Systems, Inc. *                            134,300          3,491,800
TETRA Technologies, Inc. *                                50,500            824,160
VERITAS Software Corp. *                                  65,800          1,822,660

BUSINESS SERVICES (CONTINUED)

Wireless Facilities, Inc. * (a)                           45,600            448,248
                                                                        -----------
                                                                         42,864,433

CHEMICALS - 0.44%
Techne Corp. * (a)                                        21,200            921,140
Valspar Corp.                                             17,100            861,669
                                                                        -----------
                                                                          1,782,809

COLLEGES & UNIVERSITIES - 1.45%
Apollo Group, Inc., Class A *                             15,425          1,361,873
Career Education Corp.                                    25,000          1,139,000
Corinthian Colleges, Inc.                                 76,800          1,900,032
University of Phoenix Online *                            17,100          1,497,789
                                                                        -----------
                                                                          5,898,694

COMPUTERS & BUSINESS EQUIPMENT - 3.40%
Anteon International Corp. * (a)                          27,100            884,002
Applied Films Corp. * (a)                                 46,500          1,349,430
CACI International, Inc., Class A *                       56,200          2,272,728
CDW Corp.                                                 56,000          3,570,560
Cognizant Technology Solutions Corp., Class A             30,400            772,464
Electronics For Imaging, Inc. *                           42,700          1,206,702
Intergraph Corp. *                                        31,300            809,418
M-Systems Flash Disk Pioneers, Ltd. * (a)                 53,700            800,667
National Instruments Corp. (a)                            32,400            993,060
Palmone, Inc. (a)                                         10,500            365,085
Sierra Wireless, Inc. *                                   12,300            455,469
Tripath Technology, Inc. * (a)                            99,100            322,075
                                                                        -----------
                                                                         13,801,660

CONSTRUCTION & MINING EQUIPMENT - 0.21%
National Oilwell, Inc. *                                  27,100            853,379

COSMETICS & TOILETRIES - 0.16%
Steiner Leisure, Ltd. *                                   29,500            649,000

CRUDE PETROLEUM & NATURAL GAS - 1.03%
Harvest Natural Resources, Inc. * (a)                     58,500            872,235
Patterson-UTI Energy, Inc.                                23,000            768,430
Quicksilver Resources, Inc. * (a)                         19,700          1,321,279
Spinnaker Exploration Company *                           30,800          1,212,904
                                                                        -----------
                                                                          4,174,848

DOMESTIC OIL - 0.16%
TETRA Technologies, Inc.                                  24,050            645,743

DRUGS & HEALTH CARE - 0.77%
Closure Medical Corp. * (a)                               31,800            798,498
Genencor International, Inc. *                            31,400            514,018
Impax Laboratories, Inc. * (a)                            55,100          1,067,838
OraSure Technologies, Inc. * (a)                          75,600            735,588
                                                                        -----------
                                                                          3,115,942

EDUCATIONAL SERVICES - 0.64%
Education Management Corp.                                27,600            906,936
Laureate Education, Inc. *                                23,500            898,640
Strayer Education, Inc.                                    7,200            803,304
                                                                        -----------
                                                                          2,608,880

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVEG GROWTH (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                   ----------           -----
COMMON STOCKS(CONTINUED)

ELECTRICAL EQUIPMENT - 1.21%
Cooper Industries, Ltd., Class A                       11,200        $   665,392
Littelfuse, Inc. *                                     37,600          1,594,616
Tektronix, Inc.                                        63,000          2,143,260
Wilson Greatbatch Technologies, Inc. * (a)             18,000            503,100
                                                                     -----------
                                                                       4,906,368

ELECTRONICS - 4.32%
Adobe Systems, Inc.                                    13,600            632,400
Agilent Technologies, Inc. *                           64,000          1,873,920
Artisan Components, Inc. *                             19,000            490,200
Daktronics, Inc. * (a)                                 29,500            736,025
Engineered Support Systems, Inc.                       49,375          2,888,931
FEI Company * (a)                                      29,700            710,127
FLIR Systems, Inc. * (a)                               25,900          1,421,910
II-VI, Inc.                                            26,100            800,226
Keithley Instruments, Inc.                             41,100            910,365
LeCroy Corp. *                                         42,200            760,022
Photon Dynamics, Inc. * (a)                            31,800          1,115,226
Rogers Corp. *                                         13,200            922,680
Taser International, Inc. * (a)                        10,500            454,965
Trimble Navigation, Ltd.                               61,250          1,702,138
TTM Technologies, Inc. * (a)                           72,800            862,680
Varian, Inc. *                                         29,500          1,243,425
                                                                     -----------
                                                                      17,525,240

FINANCIAL SERVICES - 4.19%
A.G. Edwards, Inc.                                     21,400            728,242
Affiliated Managers Group, Inc. (a)                    44,600          2,246,502
Ameritrade Holding Corp. *                             84,900            963,615
Fiserv, Inc. *                                         90,800          3,531,212
Inveresk Research Group Inc. *                         25,800            795,672
Ipayment, Inc. *                                       12,300            504,300
Jeffries Group, Inc.                                   23,500            726,620
Knight Trading Group, Inc. *                           54,100            542,082
Legg Mason, Inc.                                       25,800          2,348,058
Lehman Brothers Holdings, Inc.                         29,900          2,249,975
Piper Jaffray Companies, Inc. * (a)                    14,800            669,404
T. Rowe Price Group, Inc.                              34,100          1,718,640
                                                                     -----------
                                                                      17,024,322

FOOD & BEVERAGES - 0.25%
Buffalo Wild Wings, Inc. * (a)                         20,000            553,000
SunOpta, Inc. * (a)                                    54,900            468,846
                                                                     -----------
                                                                       1,021,846

GAS & PIPELINE UTILITIES - 0.29%
Ultra Petroleum Corp. *                                31,200          1,164,696

HEALTHCARE PRODUCTS - 4.37%
Advanced Neuromodulation Systems, Inc.                 25,150            824,920
American Medical Systems Holdings, Inc. *              22,100            744,770
Cyberonics, Inc. * (a)                                 20,000            667,200
Cytyc Corp. *                                          56,500          1,433,405
Fisher Scientific International, Inc. *                51,600          2,979,900
Gen-Probe, Inc.                                        27,000          1,277,640
Henry Schein, Inc. *                                   14,900            940,786

Nuvasive, Inc. *                                       44,300            483,313
ResMed, Inc. *                                         48,800          2,486,848
St. Jude Medical, Inc. *                               12,900            975,885
STERIS Corp. *                                         29,100            656,496
VISX, Inc. *                                           44,000          1,175,680
Wright Medical Group, Inc. *                           20,300            722,680
Zimmer Holdings, Inc. *                                22,000          1,940,400
Zoll Medical Corp. *                                   12,300            431,484
                                                                     -----------
                                                                      17,741,407

HEALTHCARE SERVICES - 2.94%
Accredo Health, Inc. *                                 35,700          1,390,515
American Healthways, Inc.                              16,300            433,906
Cerner Corp. * (a)                                     11,000            490,380
Covance, Inc. *                                        23,100            891,198
DaVita, Inc.                                           50,900          1,569,247
Health Net, Inc. *                                     42,700          1,131,550
ICON PLC, ADR *                                        23,500          1,033,765
Medco Health Solutions, Inc. *                         22,900            858,750
Odyssey Healthcare, Inc. (a)                           34,400            647,408
Omnicare, Inc.                                         42,700          1,827,987
Pediatrix Medical Group, Inc. *                        11,300            789,305
The Advisory Board Company *                           24,700            879,320
                                                                     -----------
                                                                      11,943,331

HOMEBUILDERS - 0.13%
Toll Brothers, Inc. *                                  12,300            520,536

HOTELS & RESTAURANTS - 1.91%
CBRL Group, Inc.                                       43,700          1,348,145
Kerzner International, Ltd. *                          17,500            832,300
Krispy Kreme Doughnuts, Inc. * (a)                     19,400            370,346
P.F. Chang's China Bistro, Inc. * (a)                  23,400            962,910
Panera Bread Company, Class A * (a)                    30,900          1,108,692
RARE Hospitality International, Inc.                   41,550          1,034,595
Sonic Corp.                                            36,675            834,356
Station Casinos, Inc.                                  26,000          1,258,400
                                                                     -----------
                                                                       7,749,744

HOUSEHOLD PRODUCTS - 0.23%
Select Comfort Corp. * (a)                             32,800            931,520

INDUSTRIAL MACHINERY - 0.80%
Cognex Corp.                                           14,800            569,504
Deere & Company                                        22,100          1,550,094
FMC Technologies, Inc. *                               38,900          1,120,320
                                                  -----------        -----------
                                                                       3,239,918

INDUSTRIALS - 0.48%
Fastenal Company                                       34,100          1,937,903

INSURANCE - 0.71%
Assured Guaranty, Ltd. *                               29,500            500,025
Direct General Corp. (a)                               14,800            477,448
HCC Insurance Holdings, Inc.                           23,700            791,817
Navigators Group, Inc. *                               18,300            528,687

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVEG GROWTH (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                   ---------             -----
COMMON STOCKS(CONTINUED)

INSURANCE(CONTINUED)
ProAssurance Corp. * (a)                                17,300        $   590,103
                                                                      -----------
                                                                        2,888,080
INTERNET CONTENT - 0.78%
Ask Jeeves, Inc. * (a)                                  17,700            690,831
CNET Networks, Inc. * (a)                               69,300            767,151
Digitas, Inc. *                                         89,600            988,288
NetFlix, Inc. (a)                                       19,700            708,215
                                                                      -----------
                                                                        3,154,485

INTERNET SERVICE PROVIDER - 1.31%
Avocent Corp. *                                         56,700          2,083,158
C-COR.net Corp. *                                       44,800            460,992
eSPEED, Inc., Class A * (a)                             36,900            651,285
SINA.com * (a)                                          20,700            682,893
United Online, Inc. (a)                                 82,200          1,447,542
                                                                      -----------
                                                                        5,325,870

INTERNET SOFTWARE - 1.60%
eResearch Technology, Inc. (a)                          35,800          1,002,400
Internet Security Systems, Inc. *                       35,100            538,434
Interwoven, Inc.                                        40,400            408,040
Macromedia, Inc. *                                      51,900          1,274,145
Netegrity, Inc. *                                       68,100            576,126
Networks Associates, Inc. *                             86,362          1,565,743
Safenet Inc. * (a)                                      41,600          1,151,488
                                                                      -----------
                                                                        6,516,376

LEISURE TIME - 1.56%
Brunswick Corp.                                         25,600          1,044,480
Imax Corp. * (a)                                        99,100            549,014
Lions Gate Entertainment Corp. * (a)                   140,100            977,898
Penn National Gaming, Inc. *                            29,300            972,760
Pixar, Inc. * (a)                                        8,700            604,737
Royal Caribbean Cruises, Ltd. (a)                       24,700          1,072,227
Shuffle Master, Inc. (a)                                30,450          1,105,639
                                                                      -----------
                                                                        6,326,755

LIFE SCIENCES - 0.45%

PerkinElmer, Inc.                                       37,500            751,500
Waters Corp. *                                          22,300          1,065,494
                                                                      -----------
                                                                        1,816,994

MANUFACTURING - 2.12%
Danaher Corp.                                           68,900          3,572,465
Eaton Corp.                                             43,000          2,783,820
Rockwell Automation, Inc                                59,700          2,239,347
                                                                      -----------
                                                                        8,595,632

MEDICAL-HOSPITALS - 2.00%
AmSurg Corp.                                            32,150            807,930
Health Management Associates, Inc., Class A             42,700            957,334
Lifepoint Hospitals, Inc. * (a)                         32,400          1,205,928
Possis Medical, Inc. * (a)                              19,400            662,510
Select Medical Corp.                                    51,000            684,420
Triad Hospitals, Inc. *                                 66,000          2,457,180

VCA Antech, Inc. *                                      29,900          1,340,118
                                                                      -----------
                                                                        8,115,420

MINING - 0.31%
Joy Global, Inc.                                        42,700          1,278,438

MUTUAL FUNDS - 0.20%
iShares Nasdaq Biotechnology Index Fund                 11,000            826,100

PETROLEUM SERVICES - 1.94%
Cal Dive International, Inc. *                          49,600          1,503,872
Core Laboratories NV * *                                26,600            611,800
Grey Wolf, Inc. *                                      150,900            639,816
Gulfmark Offshore, Inc. * (a)                           35,700            563,346
Key Energy Services, Inc. *                             62,700            591,888
Pride International, Inc. *                            143,200          2,450,152
Universal Compression Holdings, Inc. *                  24,900            763,932
Varco International, Inc. *                             34,000            744,260
                                                                      -----------
                                                                        7,869,066

PHARMACEUTICALS - 3.88%
American Pharmaceutical Partners, Inc. (a)              19,700            598,486
Amylin Pharmaceuticals, Inc. * (a)                      43,200            984,960
Angiotech Pharmaceuticals, Inc.                         33,300            670,995
Barr Pharmaceuticals, Inc.                              49,100          1,654,670
Caremark Rx, Inc. *                                     90,400          2,977,776
Connetics Corp. * (a)                                   23,800            480,760
Corcept Therapeutics, Inc. * (a)                        41,700            321,924
Hospira, Inc. *                                         33,400            921,840
Ivax Corp. *                                            53,300          1,278,667
Medicis Pharmaceutical Corp., Class A (a)               30,000          1,198,500
NPS Pharmaceuticals, Inc. * (a)                         67,200          1,411,200
Salix Pharmaceuticals, Ltd. *                           30,300            998,385
Taro Pharmaceutical Industries, Ltd. * (a)              52,200          2,270,700
                                                                      -----------
                                                                       15,768,863

PLASTICS - 0.16%
Spartech Corp.                                          24,800            643,312

POLLUTION CONTROL - 0.30%
Stericycle, Inc. *                                      23,700          1,226,238

REAL ESTATE - 0.20%

CB Richard Ellis Group, Inc. *                          42,500            811,750

RETAIL GROCERY - 0.42%
United Natural Foods, Inc. (a)                          58,600          1,694,126

RETAIL TRADE - 8.40%
Aeropostale, Inc. (a)                                   87,800          2,362,698
Best Buy Company, Inc.                                  34,100          1,730,234
CarMax, Inc. *                                          25,400            555,498
Chico's FAS, Inc. *                                     21,700            979,972
Coldwater Creek, Inc. *                                 16,200            428,814
Family Dollar Stores, Inc.                              54,000          1,642,680
Foot Locker, Inc.                                       42,700          1,039,318
Fossil, Inc.                                            34,100            929,225
Fred's, Inc., Class A (a)                               38,400            848,256
GameStop Corp. * (a)                                    48,900            744,258

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

AGGRESSIVEG GROWTH (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT              VALUE
                                                             -----------            -----
COMMON STOCKS(CONTINUED)

RETAIL TRADE(CONTINUED)
Hot Topic, Inc.                                                    33,599        $    688,444
MSC Industrial Direct Company, Inc., Class A                       98,100           3,221,604
NBTY, Inc. *                                                       27,800             817,042
Pacific Sunwear of California, Inc.                                98,650           1,930,580
Petco Animal Supplies Inc. *                                       29,900             963,079
Staples, Inc.                                                     135,900           3,983,229
The Men's Wearhouse, Inc. *                                        42,700           1,126,853
Tiffany & Company                                                  42,700           1,573,495
Tractor Supply Company                                             93,500           3,910,170
Urban Outfitters, Inc. * (a)                                       29,028           1,768,095
Williams-Sonoma, Inc. *                                            86,100           2,837,856
                                                                                 ------------
                                                                                   34,081,400

SEMICONDUCTORS - 6.93%
02Micro International, Ltd. * (a)                                  49,200             837,876
Actel Corp. *                                                      30,300             560,550
Amis Holdings, Inc. *                                             125,800           2,128,536
ASE Test, Ltd. * (a)                                               76,300             562,331
Asyst Technologies, Inc. * (a)                                     50,700             524,238
ChipPAC, Inc., Class A * (a)                                      131,200             822,624
Cymer, Inc. *                                                      23,400             876,096
Entegris, Inc. * (a)                                               60,500             699,985
Exar Corp. *                                                       36,600             536,556
FormFactor, Inc. *                                                 36,900             828,405
Genesis Microchip, Inc. * (a)                                      29,900             411,723
Integrated Circuit Systems, Inc. *                                 35,600             966,896
Intersil Corp., Class A                                            84,804           1,836,855
Linear Technology Corp.                                            26,900           1,061,743
MEMC Electronic Materials, Inc. * (a)                              94,000             928,720
Microchip Technology, Inc.                                        107,575           3,392,915
Microsemi Corp.                                                    51,700             734,657
Mykrolis Corp. * (a)                                               69,800           1,215,916
Novellus Systems, Inc. *                                           65,200           2,049,888
NVIDIA Corp. *                                                     24,600             504,300
Omnivision Technologies, Inc. (a)                                  34,400             548,680
Pixelworks, Inc. * (a)                                             50,100             767,532
Power Integrations, Inc. * (a)                                     22,700             565,230
Semtech Corp. *                                                    41,500             976,910
Skyworks Solutions, Inc. * (a)                                     82,600             721,098
Varian Semiconductor Equipment
    Associates, Inc. *                                             26,000           1,002,560
Veeco Instruments, Inc. * (a)                                      20,900             539,429
Xicor, Inc. * (a)                                                  58,600             886,618
Zoran Corp. * (a)                                                  34,000             623,900
                                                                                 ------------
                                                                                   28,112,767

SOFTWARE - 3.92%
Activision, Inc.                                                   68,050           1,081,995
Autodesk, Inc.                                                     25,900           1,108,779
Avid Technology, Inc. *                                            21,500           1,173,255
BMC Software, Inc. *                                               85,400           1,579,900
Citrix Systems, Inc. *                                             64,000           1,303,040
Cognos, Inc. *                                                     69,600           2,516,736
Macrovision Corp. *                                                39,800             996,194
Magma Design Automation, Inc. * (a)                                29,500             567,285
Micromuse, Inc. *                                                  85,800             574,002
Novell, Inc. *                                                     49,000             411,110
Red Hat, Inc. * (a)                                                70,200           1,612,494
Siebel Systems, Inc. *                                            127,500           1,361,700
Take-Two Interactive Software, Inc. * (a)                          19,700             603,608
Websense, Inc. *                                                   27,000           1,005,210
                                                                                 ------------
                                                                                   15,895,308

STEEL - 0.20%
Gibraltar Steel Corp. (a)                                          24,800             813,936

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.37%
ADTRAN, Inc.                                                       19,700             657,389
Aeroflex, Inc. *                                                   78,200           1,120,606
Avaya, Inc. *                                                      86,100           1,359,519
Comverse Technology, Inc. *                                       130,800           2,608,152
Intrado, Inc. * (a)                                                30,300             487,527
Plantronics, Inc.                                                  69,000           2,904,900
Polycom, Inc. *                                                    83,600           1,873,476
Powerwave Technologies, Inc. * (a)                                 69,300             533,610
Tekelec *                                                          64,600           1,173,782
UTStarcom, Inc. * (a)                                              18,800             568,700
WJ Communication, Inc. * (a)                                      108,800             385,152
                                                                                 ------------
                                                                                   13,672,813

TOYS, AMUSEMENTS & SPORTING GOODS - 0.23%
Marval Enterprises, Inc. (a)                                       46,900             915,488

TRANSPORTATION - 0.48%
C. H. Robinson Worldwide, Inc.                                     42,700           1,957,368

TRUCKING & FREIGHT - 0.19%

UTI Worldwide, Inc.                                                14,800             779,812
---------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $328,414,500)                                          $380,049,356
---------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 19.77%
State Street Navigator Securities
       Lending Prime Portfolio (c)                           $ 80,263,203        $ 80,263,203
---------------------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
    (Cost $80,263,203)                                                           $ 80,263,203
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.47%
Repurchase Agreement with State Street
       Corp. dated 06/30/2004 at 1.30%
       to be repurchased at $26,257,948 on
       07/01/2004, collateralized by
       $25,420,000 Federal National
       Mortgage Association, 6.25% due
       05/15/2029 (valued at
       $26,786,325,
       including interest)                                   $ 26,257,000        $ 26,257,000
---------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $26,257,000)                                                           $ 26,257,000
---------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

                                                          SHARES OR
                                                          PRINCIPAL
                                                            AMOUNT               VALUE
                                                        -------------            -----
TOTAL INVESTMENTS (AGGRESSIVE GROWTH)
       (COST $ 434,934,703) - 119.87%                                         $ 486,569,559
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.87)%                                (80,663,673)
                                                                              -------------
TOTAL NET ASSETS - 100.00%                                                    $ 405,905,886
                                                                              =============

EMERGING SMALL COMPANY TRUST

COMMON STOCKS - 99.34%

ADVERTISING - 0.75%
aQuantive, Inc. * (a)                                         237,000         $   2,341,560
ValueClick, Inc. *                                            112,800             1,351,344
                                                                              -------------
                                                                                  3,692,904

AIR FREIGHT - 0.00%
Abx Air, Inc. *                                                    50                   341

AIR TRAVEL - 0.74%
SkyWest, Inc.                                                 208,700             3,633,467

APPAREL & TEXTILES - 0.39%
The Gymboree Corp. *                                          125,700             1,930,752

BANKING - 3.90%
CVB Financial Corp.                                            59,800             1,302,444
East West Bancorp, Inc.                                        92,200             2,830,540
First Niagara Financial Group, Inc. (a)                       114,900             1,378,800
First Street Bancorporation (a)                                76,600             2,353,152
Franklin Bank Corp. * (a)                                      29,700               469,854
Greater Bay Bancorp (a)                                        80,900             2,338,010
Greenhill & Company, Inc. * (a)                                 9,700               202,827
Silicon Valley Bancshares * (a)                                70,700             2,803,255
UCBH Holdings, Inc.                                            60,600             2,394,912
Umpqua Holdings Corp. (a)                                     147,300             3,091,827
                                                                              -------------
                                                                                 19,165,621

BIOTECHNOLOGY - 1.57%
Integra LifeSciences Holdings Corp. * (a)                      44,700             1,576,569
Intermune, Inc. * (a)                                         222,500             3,430,950
Trimeris, Inc. * (a)                                          188,300             2,717,169
                                                                              -------------
                                                                                  7,724,688

BROADCASTING - 2.00%
Cumulus Media, Inc., Class A * (a)                            132,376             2,225,241
Entravision Communications Corp., Class A *                   389,900             2,994,432
Mediacom Communications Corp., Class A * (a)                  121,900               953,258
Radio One, Inc., Class D *                                    201,000             3,218,010
Radio One, Inc., Class A *                                     26,600               428,526
                                                                              -------------
                                                                                  9,819,467

BUSINESS SERVICES - 6.93%
BearingPoint, Inc. *                                          181,600             1,610,792
Brinks Company                                                127,800             4,377,150
CDI Corp. (a)                                                 102,100             3,532,660
Entrust Technologies, Inc. *                                  487,500             2,193,750
Global Payments, Inc. (a)                                      79,100             3,561,082
Jackson Hewitt Tax Service Inc. *                             138,700             2,427,250
LECG Corp. *                                                   56,400               976,284
MAXIMUS, Inc. *                                               121,900             4,322,574
NCO Group, Inc. * (a)                                         153,500             4,096,915
PRG-Schultz International, Inc. * (a)                         475,900             2,603,173
Quest Software, Inc. * (a)                                    218,300             2,816,070
Resources Connection, Inc. * (a)                               39,000             1,525,290
                                                                              -------------
                                                                                 34,042,990

CELLULAR COMMUNICATIONS - 0.70%
NII Holdings, Inc., Class B                                   101,700             3,426,273

CHEMICALS - 5.37%
Cabot Corp.                                                   149,500             6,084,650
Cabot Microelectronics Corp. * (a)                            117,400             3,593,614
FMC Corp. *                                                   127,300             5,487,903
Minerals Technologies, Inc.                                   105,400             6,113,200
NOVA Chemicals Corp.                                          175,500             5,077,215
                                                                              -------------
                                                                                 26,356,582

COMPUTERS & BUSINESS EQUIPMENT - 3.92%
Drexler Technology Corp. * (a)                                139,400             1,858,202
Extreme Networks, Inc. *                                      354,400             1,956,288
FileNET Corp. * (a)                                           207,400             6,547,618
MTS Systems Corp.                                              62,500             1,465,625
National Instruments Corp. (a)                                183,600             5,627,340
Overland Storage, Inc. * (a)                                  133,100             1,768,899
                                                                              -------------
                                                                                 19,223,972

COMPUTERS & MINING EQUIPMENT - 0.58%
Rowan Companies, Inc. *                                       117,000             2,846,610

COSMETICS & TOILETRIES - 0.36%
Nu Skin Enterprises, Inc., Class A                             75,000             1,785,060

CRUDE PETROLEUM & NATURAL GAS - 1.14%
Spinnaker Exploration Company * (a)                           141,900             5,588,022

DOMESTIC OIL - 1.31%
Denbury Resources, Inc. *                                     135,000             2,828,250
Oil States International, Inc. * (a)                          234,700             3,590,910
                                                                              -------------
                                                                                  6,419,160

DRUGS & HEALTH CARE - 1.67%
ALPHARMA, Inc., Class A (a)                                   107,000             2,191,360
Molina Healthcare, Inc. * (a)                                  96,000             3,665,280
Parexel International Corp. *                                 119,400             2,364,120
                                                                              -------------
                                                                                  8,220,760

EDUCATIONAL SERVICES - 0.55%
Leapfrog Enterprises, Inc., Class A * (a)                     101,800             2,024,802
Learning Tree International, Inc. *                            45,000               652,950
                                                                              -------------
                                                                                  2,677,752

ELECTRICAL EQUIPMENT - 2.24%
AMETEK, Inc.                                                   80,800             2,496,720
Tektronix, Inc.                                               154,300             5,249,286
Wilson Greatbatch Technologies, Inc. * (a)                    116,800             3,264,560
                                                                              -------------
                                                                                 11,010,566

ELECTRONICS - 6.54%
Electro Scientific Industries, Inc. * (a)                     279,824             7,921,817
FLIR Systems, Inc. * (a)                                      123,600             6,785,640
Kemet Corp. *                                                 171,800             2,099,396
Photon Dynamics, Inc. * (a)                                    76,500             2,682,855
Trimble Navigation, Ltd. (a)                                  175,049             4,864,612

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      -----------          -----
COMMON STOCKS (CONTINUED)

ELECTRONICS(CONTINUED)
Varian, Inc. *                                            183,600        $ 7,738,740
                                                                         -----------
                                                                          32,093,060

ENERGY - 0.82%
Headwaters, Inc. * (a)                                    155,100          4,021,743

FINANCIAL SERVICES - 1.37%
Federal Agricultural Mortgage Corp.,
    Class C * (a)                                          28,200            674,826

Financial Federal Corp. * (a)                             115,200          4,061,952
National Financial Partners Corp.                          56,500          1,992,755
                                                                         -----------
                                                                           6,729,533

FOOD & BEVERAGES - 0.22%
Performance Food Group Company * (a)                       41,100          1,090,794

GOLD - 0.15%
Meridian Gold, Inc. *                                      57,700            748,369

HEALTHCARE PRODUCTS - 2.33%
American Medical Systems Holdings, Inc. *                  49,400          1,664,780
Coherent, Inc. * (a)                                      119,500          3,567,075
CTI Molecular Imaging, Inc. * (a)                          71,600          1,015,288
STERIS Corp. *                                            147,500        $ 3,327,600
Ventana Medical Systems, Inc. *                            38,900          1,848,917
                                                                         -----------
                                                                          11,423,660

HEALTHCARE SERVICES - 1.92%
LabOne, Inc. *                                             77,400          2,459,772
Sierra Health Services, Inc. * (a)                        141,800          6,338,460
Symbion, Inc. * (a)                                        36,600            639,036
                                                                         -----------
                                                                           9,437,268

HOTELS & RESTAURANTS - 2.74%
Argosy Gaming Corp. *                                     134,600          5,060,960
Four Seasons Hotels, Inc. (a)                              41,100          2,474,631
La Quinta Corp. *                                         254,100          2,134,440
Panera Bread Company, Class A * (a)                        83,300          2,988,804
Red Robin Gourmet Burgers, Inc. * (a)                      28,800            788,256
                                                                         -----------
                                                                          13,447,091

HOUSEHOLD APPLIANCES - 0.66%
The Toro Company                                           46,100          3,230,227

INDUSTRIAL MACHINERY - 3.00%
Briggs & Stratton Corp.                                    37,300          3,295,455
Flowserve Corp. *                                         218,700          5,454,378
Kennametal, Inc.                                           77,600          3,554,080
Manitowoc, Inc.                                            72,400          2,450,740
                                                                         -----------
                                                                          14,754,653

INTERNET CONTENT - 1.27%
Ask Jeeves, Inc. * (a)                                     84,200          3,286,326
InfoSpace, Inc. * (a)                                      77,900          2,963,316
                                                                         -----------
                                                                           6,249,642

INTERNET RETAIL - 0.51%
NetIQ Corp. *                                             188,000          2,481,600

INTERNET SERVICE PROVIDER - 1.67%
Avocent Corp. *                                           168,296          6,183,195
eSPEED, Inc., Class A * (a)                               115,600          2,040,340
                                                                         -----------
                                                                           8,223,535

INTERNET SOFTWARE - 3.30%
F5 Networks, Inc. * (a)                                   105,300          2,788,344
Macromedia, Inc. *                                        200,000          4,910,000
Retek, Inc. *                                             112,100            688,294
RSA Security, Inc. * (a)                                  157,400          3,221,978
Verity, Inc. *                                            292,900          3,957,079
WebMethods, Inc. * (a)                                     74,300            636,751
                                                                         -----------
                                                                          16,202,446

LEISURE TIME - 1.24%
Alliance Gaming Corp. *                                   119,800          2,055,768
Penn National Gaming, Inc. *                              121,900          4,047,080
                                                                         -----------
                                                                           6,102,848

LIFE SCIENCES - 0.58%
Pharmaceutical Product Development, Inc. * (a)             89,000          2,827,530

MANUFACTURING - 1.78%
Mettler-Toledo International, Inc. *                      124,200          6,103,188
Roper Industries, Inc. (a)                                 35,600          2,025,640
Shaw Group, Inc. * (a)                                     59,400            601,722
                                                                         -----------
                                                                           8,730,550

MEDICAL-HOSPITALS - 2.05%
Rehabcare Group, Inc. *                                    95,400          2,540,502
Select Medical Corp.                                      212,500          2,851,750
VCA Antech, Inc. * (a)                                    104,800          4,697,136
                                                                         -----------
                                                                          10,089,388

MOBILE HOMES - 0.56%
Winnebago Industries, Inc. (a)                             73,800          2,751,264

PETROLEUM SERVICES - 1.65%
Pride International, Inc. *                               156,000          2,669,160
Superior Energy Services, Inc. *                          296,200          2,976,810
Varco International, Inc. *                               113,100          2,475,759
                                                                         -----------
                                                                           8,121,729

PHARMACEUTICALS - 4.76%
Adolor Corp. * (a)                                        355,600          4,509,008
Angiotech Pharmaceuticals, Inc. (a)                       100,400          2,023,060
First Horizon Pharmaceutical Corp. * (a)                  163,400          3,088,260
NPS Pharmaceuticals, Inc. * (a)                           136,500          2,866,500
OSI Pharmaceuticals, Inc. * (a)                            78,300          5,515,452
Pharmion Corp. *                                           15,000            733,800
Taro Pharmaceutical Industries, Ltd. * (a)                 54,100          2,353,350
Vicuron Phamaceuticals, Inc. *                            180,300          2,264,568
                                                                         -----------
                                                                          23,353,998

POLLUTION CONTROL - 0.47%
CUNO, Inc. * (a)                                           43,100          2,299,385

REAL ESTATE - 2.42%
Glenborough Realty Trust, Inc., REIT                       29,200            535,820
Jones Lang Lasalle, Inc. *                                186,500          5,054,150
MeriStar Hospitality Corp., REIT *                        749,499          5,126,573

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EMERGING SMALL COMPANY TRUST (CONTINUED)

                                                                                    SHARES OR
                                                                                    PRINCIPAL
                                                                                      AMONUT                VALUE
                                                                                   -----------              -----
SL Green Realty Corp., REIT (a)                                                           24,400         $   1,141,920
                                                                                                         -------------
                                                                                                            11,858,463

RETAIL TRADE - 5.07%
Casual Male Retail Group, Inc. * (a)                                                     143,200             1,045,360
Cost Plus, Inc. * (a)                                                                    117,600             3,816,120
Fred's, Inc., Class A (a)                                                                134,200             2,964,478
Hot Topic, Inc.                                                                          147,250             3,017,153
J. Jill Group, Inc. * (a)                                                                113,000             2,665,670
NBTY, Inc. *                                                                              37,300             1,096,247
Regis Corp.                                                                               44,700             1,993,173
Tractor Supply Company                                                                    97,900             4,094,178
Tuesday Morning Corp. * (a)                                                              144,200             4,181,800
                                                                                                         -------------
                                                                                                            24,874,179

SANITARY SERVICES - 0.45%
Waste Connections, Inc.                                                                   75,000             2,224,500
SEMICONDUCTORS - 10.08%
Actel Corp. *                                                                            236,700             4,378,950
Advanced Energy Industries, Inc. * (a)                                                   214,500             3,371,940
Exar Corp. *                                                                             251,900             3,692,854
Integrated Circuit Systems, Inc. *                                                       197,100             5,353,236
Integrated Device Technology, Inc. *                                                     270,200             3,739,568
Lam Research Corp. *                                                                     158,600             4,250,480
Lattice Semiconductor Corp. * (a)                                                        125,300               878,353
Micrel, Inc. * (a)                                                                       184,500             2,241,675
Pericom Semiconductor Corp. * (a)                                                        101,200             1,083,852
Semtech Corp. * (a)                                                                      393,500             9,262,990
Varian Semiconductor Equipment
       Associates, Inc. *                                                                263,200            10,148,992
ZILOG, Inc.                                                                               97,600             1,069,696
                                                                                                         -------------
                                                                                                            49,472,586
SOFTWARE - 2.72%
Aspen Technology, Inc. * (a)                                                             436,600             3,169,716
Borland Software Corp. * (a)                                                             302,200             2,565,678
Hyperion Solutions Corp. * (a)                                                           174,300             7,620,396
                                                                                                         -------------
                                                                                                            13,355,790

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.43%
Advanced Fibre Communications, Inc. *                                                    107,200             2,165,440
Commonwealth Telephone Enterprises, Inc.,
       (CTE) * (a)                                                                        53,300             2,386,241
Viasat, Inc. *                                                                            99,800             2,490,010
                                                                                                         -------------
                                                                                                             7,041,691

TRAVEL SERVICES - 0.48%
Orbitz, Inc. * (a)                                                                       109,900             2,376,038

TRUCKING & FREIGHT - 2.98%
Forward Air Corp. *                                                                      112,800             4,218,720
Knight Transportation, Inc. * (a)                                                        111,300             3,197,649
Landstar Systems, Inc. (a)                                                                54,600             2,886,702
Oshkosh Truck Corp.                                                                       75,800             4,344,098
                                                                                                         -------------
                                                                                                            14,647,169
----------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $420,521,511)                                                                  $ 487,825,716
----------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 25.32%
State Street Navigator Securities
       Lending Prime Portfolio (c)                                                 $ 124,329,887         $ 124,329,887
----------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
    (Cost $124,329,887)                                                                                    124,329,887
----------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.53%
Repurchase Agreement with State Street
       Corp. dated 06/30/2004 at 0.35% to be repurchased at $2,593,025 on
       07/01/2004, collateralized by $2,360,000 U.S. Treasury
       Bonds, 6.25% due 05/15/2030 (valued
       at $2,645,782 including
       interest)                                                                   $   2,593,000         $   2,593,000
----------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
    (Cost $2,593,000)                                                                                    $   2,593,000
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (EMERGING SMALL COMPANY TRUST)
       (COST $ 547,444,397) - 125.19%                                                                    $ 614,748,603
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.19)%                                                          (123,711,943)
                                                                                                         -------------
TOTAL NET ASSETS - 100.00%                                                                               $ 491,036,660
                                                                                                         =============

SMALL COMPANY BLEND TRUST

COMMON STOCKS - 98.91%

AEROSPACE - 1.45%
Moog, Inc., Class A                                                                       28,800         $   1,068,768
Orbital Sciences Corp., Class A * (a)                                                    142,300             1,965,163
                                                                                                         -------------
                                                                                                             3,033,931
AGRICULTURE - 0.16%
Fresh Del Monte Produce, Inc. (a)                                                         13,200               333,564

AIR TRAVEL - 3.43%
Alaska Air Group, Inc. * (a)                                                              79,900             1,907,213
Delta Air Lines, Inc. * (a)                                                              390,400             2,779,648
Northwest Airlines Corp., Class A * (a)                                                  131,400             1,461,168
Pinnacle Airline Corp. *                                                                  91,300             1,031,690
                                                                                                         -------------
                                                                                                             7,179,719

APPAREL & TEXTILES - 1.24%
G & K Services, Class A                                                                   17,700               711,363
Warnaco Group, Inc. * (a)                                                                 89,000             1,893,030
                                                                                                         -------------
                                                                                                             2,604,393

AUTO PARTS - 0.21%
BorgWarner, Inc. (a)                                                                      10,000               437,700

AUTO SERVICES - 0.38%
ANC Rental Corp. *                                                                       694,000                   486

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMONUT            VALUE
                                                    -----------          -----
Lithia Motors, Inc., Class A                             31,900        $   790,482
                                                                       -----------
                                                                           790,968

BANKING - 5.59%
BOK Financial Corp.                                      37,128          1,458,017
Citizens Banking Corp. (a)                               63,100          1,959,255
Cullen Frost Bankers, Inc.                               30,700          1,373,825
First Community Bancorp                                   3,000            115,320
First Midwest Bancorp, Inc. (a)                          50,250          1,769,302
Firstfed Financial Corp. * (a)                            9,800            407,680
Franklin Bank Corp. *                                    23,900            378,098
Greater Bay Bancorp (a)                                  26,700            771,630
Netbank, Inc. (a)                                        30,000            327,900
Provident Bankshares Corp.                               32,000            922,880
South Financial Group, Inc. (a)                          20,800            589,472
Sterling Bancshares, Inc.                                42,500            603,075
Umpqua Holdings Corp. (a)                                49,600          1,041,104
                                                                       -----------
                                                                        11,717,558

BIOTECHNOLOGY - 0.81%
Cytokinetics, Inc. * (a)                                 15,400            228,690
Protein Design Labs, Inc. * (a)                          75,100          1,436,663
Trimeris, Inc. * (a)                                      2,300             33,189
                                                                       -----------
                                                                         1,698,542

BROADCASTING - 2.39%
Citadel Broadcasting Corp. * (a)                         15,900            231,663
Cox Radio, Inc., Class A *                               10,100            175,538
Emmis Communications Corp., Class A *                    19,000            398,620
Entercom Communications Corp. *                          14,800            552,040
Mediacom Communications Corp., Class A * (a)            148,300          1,159,706
Radio One, Inc., Class D *                               85,200          1,364,052
Radio One, Inc., Class A *                               49,800            802,278
World Wrestling
    Entertainment, Inc., Class A (a)                     25,400            323,850
                                                                       -----------
                                                                         5,007,747

BUSINESS SERVICES - 4.69%
ADVO, Inc. (a)                                           60,800          2,001,536
Arbitron, Inc. *                                         70,200          2,563,704
Kendle International, Inc. * (a)                         34,400            266,600
Quest Software, Inc. *                                   25,700            331,530
Resources Connection, Inc. *                             14,100            551,451
StarTek, Inc. (a)                                        25,000            895,000
Synnex Corp. *                                           36,900            579,330
The BISYS Group, Inc. * (a)                              31,900            448,514
West Corp. *                                             83,500          2,183,525
                                                                       -----------
                                                                         9,821,190

CABLE AND TELEVISION - 0.63%
Insight Communications Company, Inc.,
    Class A * (a)                                       143,800          1,331,588

CHEMICALS - 3.91%
Lubrizol Corp. (a)                                       22,500            823,950
Methanex Corp.                                          399,800          5,285,756
The Scotts Company, Class A *                            32,500          2,076,100
                                                                       -----------
                                                                         8,185,806

COLLEGES & UNIVERSITIES - 0.22%
DeVry, Inc. * (a)                                        16,600            455,172

COMMERCIAL SERVICES - 0.15%
Blue Nile, Inc. * (a)                                     8,500            319,685

COMPUTERS & BUSINESS EQUIPMENT - 3.88%
Benchmark Electronics, Inc.                              35,400          1,030,140
Brocade Communications Systems, Inc. * (a)              264,000          1,578,720
Dot Hill Systems Corp. * (a)                            143,200          1,605,272
Gateway, Inc. * (a)                                     251,400          1,131,300
Helix Technology Corp.                                   20,200            430,866
Ixia * (a)                                              101,000            993,840
Overland Storage, Inc. * (a)                             57,300            761,517
Pinnacle Systems, Inc. *                                 84,700            605,605
                                                                       -----------
                                                                         8,137,260

CONTAINERS & GLASS - 0.41%
Packaging Corp. of America                               36,200            865,180

COSMETICS & TOILETRIES - 0.45%
Steiner Leisure, Ltd. *                                  42,700            939,400

CRUDE PETROLEUM & NATURAL GAS - 2.36%
Cabot Oil & Gas Corp., Class A                           12,500            528,750
Helmerich & Payne, Inc.                                  49,800          1,302,270
Hydril *                                                 70,800          2,230,200
Patterson-UTI Energy, Inc.                                8,200            273,962
Spinnaker Exploration Company * (a)                      15,300            602,514
                                                                       -----------
                                                                         4,937,696

DOMESTIC OIL - 0.24%
Noble Energy, Inc.                                        9,700            494,700

DRUGS & HEALTH CARE - 1.22%
Aclara Biosciences, Inc. * (a)                           41,900            188,550
Chromavision Medical Systems, Inc. * (a)                110,100            204,786
Diversa Corp. *                                          20,100            203,613
Illumina, Inc. * (a)                                    149,055            946,499
Qiagen NV * (a)                                          83,400          1,009,974
                                                                       -----------
                                                                         2,553,422

EDUCATIONAL SERVICES - 0.26%
Laureate Education, Inc. * (a)                           14,500            554,480

ELECTRICAL EQUIPMENT - 1.32%
Power-One, Inc. * (a)                                   145,300          1,595,394
Wilson Greatbatch Technologies, Inc. * (a)               41,600          1,162,720
                                                                       -----------
                                                                         2,758,114

ELECTRICAL UTILITIES - 2.27%
Allegheny Energy, Inc. * (a)                            115,400          1,778,314
CMS Energy Corp. * (a)                                  269,000          2,455,970
Westar Energy, Inc.                                      26,600            529,606
                                                                       -----------
                                                                         4,763,890

ELECTRONICS - 1.95%
Electro Scientific Industries, Inc. * (a)                77,700          2,199,687

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                   AMONUT            VALUE
                                                 ----------          -----
COMMON STOCKS(CONTINUED)

ELECTRONICS(CONTINUED)
FEI Company * (a)                                    68,900        $1,647,399
LoJack Corp. *                                       25,000           219,750
Zygo Corp. *                                          1,300            14,547
                                                                   ----------
                                                                    4,081,383

ENERGY - 0.54%
Energen Corp.                                        16,100           772,639
New Jersey Resources Corp. (a)                        8,500           353,430
                                                                   ----------
                                                                    1,126,069

FINANCIAL SERVICES - 3.16%
Americredit Corp. * (a)                             120,400         2,351,412
Fulton Financial Corp. (a)                           32,436           653,585
Harbor Florida Bancshares, Inc. (a)                  12,600           346,626
National Financial Partners Corp.                    56,100         1,978,647
San Juan Basin Royalty Trust (a)                     53,500         1,303,260
                                                                   ----------
                                                                    6,633,530

FOOD & BEVERAGES - 2.23%
Corn Products International, Inc. (a)                 9,600           446,880
Del Monte Foods Company * (a)                        36,400           369,824
PepsiAmericas, Inc.                                  23,900           507,636
Performance Food Group Company * (a)                 47,700         1,265,958
Robert Mondavi Corp., Class A * (a)                  26,100           966,222
Tootsie Roll Industries, Inc. (a)                    34,593         1,124,273
                                                                   ----------
                                                                    4,680,793

FURNITURE & FIXTURES - 1.27%
Furniture Brands International, Inc.                106,400         2,665,320

GAS & PIPELINE UTILITIES - 0.87%
South Jersey Industries, Inc. (a)                    10,100           444,400
Southwest Gas Corp.                                  57,300         1,382,649
                                                                   ----------
                                                                    1,827,049

HEALTHCARE PRODUCTS - 2.49%
CTI Molecular Imaging, Inc. * (a)                   165,800         2,351,044
Kinetic Concepts, Inc. *                             18,500           923,150
Wright Medical Group, Inc. *                         54,400         1,936,640
                                                                   ----------
                                                                    5,210,834

HEALTHCARE SERVICES - 0.84%
AMN Healthcare Services, Inc. * (a)                  73,294         1,120,665
The Advisory Board Company * (a)                     18,000           640,800
                                                                   ----------
                                                                    1,761,465

HOMEBUILDERS - 1.16%
Beazer Homes USA, Inc. (a)                           24,200         2,427,502

HOTELS & RESTAURANTS - 4.66%
California Pizza Kitchen, Inc. * (a)                 96,000         1,839,360
Fairmont Hotels Resorts, Inc. (a)                    33,300           897,435
Four Seasons Hotels, Inc.                            28,300         1,703,943
Landry's Restaurants, Inc. (a)                       21,300           636,657
Orient Exprees Hotels, Ltd.                          65,800         1,114,652
P.F. Chang's China Bistro, Inc. * (a)                27,200         1,119,280
Ruby Tuesday, Inc.                                   57,800         1,586,610
Station Casinos, Inc. (a)                            18,000           871,200
                                                                   ----------
                                                                    9,769,137

HOUSEHOLD APPLIANCES - 0.54%
Libbey, Inc.                                         40,900         1,135,384

HOUSEHOLD PRODUCTS - 0.19%
WD-40 Company (a)                                    13,200          395,208

INDUSTRIAL MACHINERY - 1.51%
Actuant Corp., Class A (a)                           53,300         2,078,167
Albany International Corp., Class A (a)              17,000           570,520
Donaldson Company, Inc. (a)                          17,600           515,680
                                                                   ----------
                                                                    3,164,367

INSURANCE - 2.90%
Endurance Specialty Holdings, Ltd.                   14,700           511,560
First American Corp. (a)                             58,000         1,501,620
Max Re Capital, Ltd.                                 13,000           253,240
Philadelphia Consolidated Holding Corp. *             8,000           480,560
W.R. Berkley Corp.                                   52,600         2,259,170
Zenith National Insurance Corp. (a)                  22,000         1,069,200
                                                                   ----------
                                                                    6,075,350

INTERNET CONTENT - 0.60%
Alloy, Inc. * (a)                                    75,500           464,325
InfoSpace, Inc. *                                    11,100           422,244
ProQuest Company * (a)                               13,900           378,775
                                                                   ----------
                                                                    1,265,344

INTERNET RETAIL - 0.37%
Intersections, Inc. * (a)                             2,600            62,374
NetIQ Corp. *                                        53,900           711,480
                                                                   ----------
                                                                      773,854

INTERNET SERVICE PROVIDER - 0.74%
Salesforce.Com, Inc. * (a)                           14,400           231,408
United Online, Inc. (a)                              74,700         1,315,467
                                                                   ----------
                                                                    1,546,875

INTERNET SOFTWARE - 1.38%
Ariba, Inc. * (a)                                   160,600           317,988
Macromedia, Inc. *                                   57,900         1,421,445
MatrixOne, Inc. * (a)                               166,200         1,148,442
                                                                   ----------
                                                                    2,887,875

INVESTMENT COMPANIES - 0.85%
American Capital Strategies, Ltd.                    51,300         1,437,426
Medallion Financial Corp. (a)                        43,500           345,825
                                                                   ----------
                                                                    1,783,251

LEISURE TIME - 0.91%
Pixar, Inc. * (a)                                     2,400           166,824
Polaris Industries, Inc. (a)                         16,400           787,200
Six Flags, Inc. *                                    54,900           398,574
Speedway Motorsports, Inc. (a)                       16,700           558,448
                                                                   ----------
                                                                    1,911,046

MANUFACTURING - 1.65%
AptarGroup, Inc. (a)                                 79,100         3,455,879

MEDICAL-HOSPITALS - 0.57%
Lifepoint Hospitals, Inc. * (a)                      31,900         1,187,318

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT              VALUE
                                                  ------------        ------------
COMMON STOCKS (CONTINUED)

PAPER - 1.07%
Boise Cascade Corp.                                     24,107        $    907,387
P.H. Glatfelter Company (a)                             95,300           1,341,824
                                                                      ------------
                                                                         2,249,211

PETROLEUM SERVICES - 1.10%
Key Energy Services, Inc. *                             27,800             262,432
Newpark Resources, Inc. * (a)                          286,300           1,775,060
SEACOR SMIT, Inc. * (a)                                  5,950             261,384
                                                                      ------------
                                                                         2,298,876

PHARMACEUTICALS - 3.70%
American Pharmaceutical Partners, Inc. (a)              25,400             771,652
Amylin Pharmaceuticals, Inc. * (a)                      90,900           2,072,520
Atherogenics, Inc. * (a)                                83,600           1,590,908
Eyetech Pharmaceuticals, Inc. * (a)                      8,900             381,988
Inspire Pharmaceuticals, Inc. *                         65,000           1,086,800
NPS Pharmaceuticals, Inc. * (a)                         18,200             382,200
Renovis, Inc. * (a)                                     45,000             412,200
Vicuron Phamaceuticals, Inc. * (a)                      84,300           1,058,808
                                                                      ------------
                                                                         7,757,076

PUBLISHING - 0.96%
Readers Digest Association, Inc., Class A              126,000           2,014,740

RAILROADS & EQUIPMENT - 0.35%
Kansas City Southern * (a)                              48,000             744,000

REAL ESTATE - 4.84%
American Financial Realty Trust, REIT (a)               22,900             327,241
Annaly Mortgage Management, Inc., REIT (a)             116,500           1,975,840
Anthracite Capital, Inc., REIT (a)                     107,700           1,290,246
Luminent Mortgage Capital, Inc., REIT (a)               23,300             279,600
MeriStar Hospitality Corp., REIT *                     116,200             794,808
MFA Mortgage Investments, Inc., REIT                    67,700             602,530
Pan Pacific Retail Properties, Inc., REIT               15,500             783,060
SL Green Realty Corp., REIT (a)                         59,200           2,770,560
Trammell Crow Company *                                 94,300           1,329,630
                                                                      ------------
                                                                        10,153,515

RETAIL TRADE - 3.02%
Borders Group, Inc.                                     30,600             717,264
Christopher & Banks Corp.                               34,950             618,964
Gaiam, Inc., Class A *                                  71,000             481,380
Petco Animal Supplies Inc. * (a)                        64,300           2,071,103
School Specialty, Inc. * (a)                            35,000           1,270,850
Sports Authority, Inc. * (a)                            11,300             405,670
ValueVision Media, Inc., Class A * (a)                  58,000             755,160
                                                                      ------------
                                                                         6,320,391

SEMICONDUCTORS - 11.60%
Advanced Energy Industries, Inc. * (a)                 141,600           2,225,952
Amis Holdings, Inc. * (a)                               31,600             534,672
ASM International NV * (a)                              82,600           1,708,168
Credence Systems Corp. * (a)                           164,000           2,263,200
Cymer, Inc. *                                          119,000           4,455,360
Emcore Corp. *                                         174,400             568,544
FormFactor,  Inc. * (a)                                 20,200             453,490
Kulicke & Soffa Industries, Inc. * (a)                 145,900           1,599,064
LTX Corp. * (a)                                        201,500           2,178,215
MIPS Technologies, Inc., Class A *                     169,100           1,034,892
MKS Instruments, Inc. *                                 59,600           1,360,072
Pixelworks, Inc. * (a)                                  83,100           1,273,092
Power Integrations, Inc. * (a)                          31,200             776,880
Rudolph Technologies, Inc. * (a)                        38,700             703,953
Sigmatel, Inc. * (a)                                    19,600             569,576
Stakek Holdings, Inc. * (a)                              6,100              32,025
TranSwitch Corp. * (a)                                 414,400             733,488
Veeco Instruments, Inc. * (a)                           71,600           1,847,996
                                                                      ------------
                                                                        24,318,639

SOFTWARE - 0.65%
Ascential Software Corp. *                              20,500             327,795
Blackboard Inc *                                         7,400             148,370
iPass, Inc. *                                           47,200             499,848
Moldflow Corp. *                                         5,300              57,876
Sco Group, Inc. * (a)                                   55,700             325,845
                                                                      ------------
                                                                         1,359,734

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.23%
Atheros Communications, Inc. * (a)                      77,100             812,634
Commonwealth Telephone Enterprises, Inc.,
    (CTE) * (a)                                          8,700             389,499
NETGEAR, Inc. * (a)                                     41,900             450,006
Newport Corp. *                                         22,000             355,740
Polycom, Inc. *                                         25,800             578,178
                                                                      ------------
                                                                         2,586,057

TELEPHONE - 0.16%
Cincinnati Bell, Inc. *                                 77,200             342,768

TIRES & RUBBER - 0.15%
Bandag, Inc. (a)                                         7,000             311,710

TRANSPORTATION - 0.18%
Kirby Corp. *                                            9,600             373,440

TRAVEL SERVICES - 0.07%
Orbitz, Inc. * (a)                                       6,700             144,854

TRUCKING & FREIGHT - 0.78%
Celadon Group, Inc. *                                   22,000             387,200
Central Freight Lines, Inc. * * (a)                     50,400             403,200
Swift Transportation, Inc. * (a)                        46,700             838,265
                                                                      ------------
                                                                         1,628,665
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $191,805,264)                               $207,290,214
----------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 25.72%
State Street Navigator Securities
    Lending Prime Portfolio (c)                   $ 53,896,498        $ 53,896,498
----------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
 (Cost $53,896,498)                                                   $ 53,896,498
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY BLEND TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT                 VALUE
                                                        -------------         ------------
REPURCHASE AGREEMENTS - 0.97%
Repurchase Agreement with State Street
    Corp. dated 06/30/2004 at 0.35% to
    be repurchased at $2,036,020 on
    07/01/2004, collateralized by
    $1,560,000 U.S. Treasury Bonds,
    8.125% due 08/15/2019 (valued at
    $2,079,745, including interest)                     $   2,036,000         $   2,036,000
-------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
 (Cost $2,036,000)                                                            $   2,036,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (SMALL COMPANY BLEND TRUST)
    (COST $247,737,761) - 125.60%                                             $ 263,222,712
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.60)%                                (53,643,127)
                                                                              -------------
TOTAL NET ASSETS - 100.00%                                                    $ 209,579,585
                                                                              =============
SMALL COMPANY TRUST

COMMON STOCKS - 99.43%

ADVERTISING - 0.09%
Ventiv Health, Inc. * (a)                                       2,162         $      33,468

AEROSPACE - 1.32%
Ducommun, Inc. * (a)                                            1,308                27,965
Esterline Technologies Corp. * (a)                              1,724                50,910
Moog, Inc., Class A                                               724                26,867
United Defense Industries, Inc. *                              10,971               383,985
                                                                              -------------
                                                                                    489,727

AIR TRAVEL - 0.40%
Atlantic Coast Airlines Holdings, Inc. * (a)                    3,440                19,746
Frontier Airlines, Inc. * (a)                                   2,622                28,527
Mesa Air Group, Inc. * (a)                                      2,323                18,793
SkyWest, Inc. (a)                                               4,653                81,009
                                                                              -------------
                                                                                    148,075

APPAREL & TEXTILES - 2.57%
Culp, Inc. * (a)                                                2,841                22,103
Kellwood Company                                                4,949               215,529
Movado Group, Inc. (a)                                          7,842               135,274
Stage Stores, Inc. *                                            9,226               347,451
Unifirst Corp.                                                    902                26,239
Wolverine World Wide, Inc. (a)                                  7,710               202,388
                                                                              -------------
                                                                                    948,984

AUTO PARTS - 0.67%
American Axle & Manufacturing Holdings, Inc.                    6,794               247,030

AUTOMOBILES - 0.94%
Monaco Coach Corp.                                              1,819                51,241
Tenneco Automotive, Inc. * (a)                                 22,294               294,950
                                                                              -------------
                                                                                    346,191

BANKING - 6.99%
Bank of Hawaii Corp.                                            8,000               361,760
Capital Crossing Bank * * (a)                                   2,808               156,771
City National Corp.                                             3,228               212,080
Columbia Banking System, Inc.                                   1,620                35,964
Community Trust Bancorp, Inc.                                     158                 4,819
Corus Bankshares, Inc.                                          3,016               123,988
Cullen Frost Bankers, Inc.                                      4,320               193,320
Doral Financial Corp.                                           3,513               121,198
First BanCorp Puerto Rico                                         247                10,065
First Citizens Bancshares, Inc.                                   407                49,654
First Republic Bank                                               777                33,473
Flagstar Bancorp, Inc. (a)                                     19,763               392,888
Hanmi Financial Corp. (a)                                       2,382                70,269
Hudson United Bancorp                                           1,122                41,828
Independence Community Bank Corp. (a)                           3,244               118,082
Irwin Financial Corp. (a)                                       5,444               143,722
Oriental Financial Group, Inc. (a)                              2,314                62,640
Pacific Capital Bancorp (a)                                     4,826               135,755
R & G Financial Corp., Class B (a)                              8,452               279,423
Santander Bancorp                                                 677                16,735
Sterling Financial Corp. *                                        257                 8,191
W Holding Company, Inc. (a)                                       471                 8,087
Wilshire Street Bank *                                            234                 5,738
                                                                              -------------
                                                                                  2,586,450

BIOTECHNOLOGY - 1.60%
Affymetrix, Inc. *                                                103                 3,371
Charles River Laboratories
    International, Inc. * (a)                                   7,156               349,714
Millipore Corp. *                                               1,179                66,460
Progress Software Corp. *                                       7,915               171,518
                                                                              -------------
                                                                                    591,063

BUILDING MATERIALS & CONSTRUCTION - 0.73%
Hughes Supply, Inc.                                             2,934               172,901
NCI Building Systems, Inc. *                                    2,978                96,934
                                                                              -------------
                                                                                    269,835

BUSINESS SERVICES - 3.42%
Acxiom Corp.                                                   14,947               371,134
Administaff, Inc. *                                             5,860                97,276
Brinks Company                                                    643                22,023
Coinstar, Inc. * (a)                                              167                 3,669
DigitalNet Holdings, Inc. * (a)                                 2,563                52,106
Exponent Inc. * *                                                 188                 5,051
Ezcorp, Incorporated, Class A * * (a)                           4,727                46,892
Labor Ready, Inc. * (a)                                           983                15,236
MAXIMUS, Inc. *                                                   199                 7,056
Memberworks, Inc. * (a)                                         4,887               144,753
PDI, Inc. * (a)                                                 4,876               147,889
R.H. Donnelley Corp. * (a)                                      5,305               232,041
Resource America, Inc.                                            271                 6,396
SOURCECORP, Inc. *                                              2,423                66,681
Tyler Technologies, Inc. * (a)                                  3,363                31,814
West Corp. * (a)                                                  593                15,507
                                                                              -------------
                                                                                  1,265,524

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT           VALUE
                                                 ----------        ----------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS - 0.07%
Boston Communications Group, Inc. * (a)               1,402        $   14,370
Tessco Technologies, Inc. *                             544             9,444
                                                                   ----------
                                                                       23,814

CHEMICALS - 3.16%
FMC Corp. * (a)                                       3,260           140,539
Georgia Gulf Corp. (a)                                9,974           357,668
MacDermid, Inc.                                       1,186            40,146
Methanex Corp.                                        2,799            37,006
Newmarket Corp. *                                     8,790           188,721
Octel Corp.                                           6,757           177,912
OM Group, Inc. *                                      1,730            57,107
Techne Corp. * (a)                                    3,945           171,410
                                                                   ----------
                                                                    1,170,509

COLLEGES & UNIVERSITIES - 0.14%
University of Phoenix Online *                          578            50,627

COMPUTERS & BUSINESS EQUIPMENT - 2.96%
Agilysys, Inc. (a)                                      375             5,171
Gerber Scientific, Inc. * (a)                         7,956            56,170
Ingram Micro, Inc., Class A *                           956            13,833
Komag Inc. * (a)                                     18,893           263,935
Micros Systems, Inc. * (a)                            2,716           130,287
MTS Systems Corp.                                     8,280           194,166
SI International, Inc. *                              3,634            74,097
Standard Microsystems Corp. * (a)                     3,924            91,508
Sybase, Inc. * (a)                                   12,049           216,882
Tech Data Corp. * (a)                                 1,215            47,543
                                                                   ----------
                                                                    1,093,592

CONSTRUCTION MATERIALS - 1.06%
USG Corp. * (a)                                      22,279           391,665

CONTAINERS & GLASS - 0.60%
Silgan Holdings, Inc. (a)                             5,520           222,511

COSMETICS & TOILETRIES - 0.78%
Chattem, Inc. * (a)                                  10,000           288,700

CRUDE PETROLEUM & NATURAL GAS - 2.04%
Cabot Oil & Gas Corp., Class A                        2,620           110,826
Newfield Exploration Company *                        6,808           379,478
Pogo Producing Company                                5,365           265,031
                                                                   ----------
                                                                      755,335

DOMESTIC OIL - 0.31%
Giant Industries, Inc. * (a)                          2,815            61,930
Williams Clayton Energy, Inc. *                       2,199            52,556
                                                                   ----------
                                                                      114,486

DRUGS & HEALTH CARE - 2.16%
CNS,  Inc. (a)                                        3,757            37,686
Conmed Corp. *                                        7,692           210,761
Kos Pharmaceuticals, Inc. * (a)                       6,519           214,931
Meridian Bioscience, Inc. (a)                         1,998            22,136
Ocular Sciences, Inc. *                                 104             3,952
Perrigo Company (a)                                   8,823           167,372
Prime Medical Services, Inc. * * (a)                  2,437            19,350
Resources Care, Inc. *                                  529             6,718
Sola International, Inc. *                            1,199            20,659
US Oncology, Inc. *                                   5,083            74,822
Vital Signs, Inc.                                       764            22,187
                                                                   ----------
                                                                      800,574

ELECTRICAL EQUIPMENT - 2.77%
AMETEK, Inc.                                            256             7,910
Anixter International, Inc. (a)                       3,291           111,993
Artesyn Technologies, Inc. * (a)                      6,675            60,075
Belden, Inc. (a)                                      2,120            45,431
Genlyte Group, Inc. *                                 2,703           169,965
Littelfuse, Inc. *                                    6,221           263,833
Rayovac Corp. * (a)                                   8,070           226,767
Watsco, Inc.                                          1,219            34,217
Wesco International, Inc. *                           5,688           104,659
                                                                   ----------
                                                                    1,024,850

ELECTRICAL UTILITIES - 1.97%
CenterPoint Energy, Inc. (a)                         32,420           372,830
El Paso Electric Company *                            2,942            45,424
Great Plains Energy, Inc.                             4,888           145,174
Unisource Energy Corp. (a)                            6,712           166,793
                                                                   ----------
                                                                      730,221

ELECTRONICS - 2.74%
Arrow Electronics, Inc. * (a)                        13,957           374,327
Avnet, Inc. * (a)                                    10,426           236,670
Checkpoint Systems, Inc. *                           14,456           259,196
Cyberoptics Corp. * (a)                                 626            16,263
Stoneridge, Inc. *                                    7,579           128,843
                                                                   ----------
                                                                    1,015,299

ENERGY - 0.61%
Energen Corp.                                         4,694           225,265

FINANCIAL SERVICES - 1.79%
Ace Cash Express, Inc. * (a)                         10,586           271,954
City Holding Company (a)                              2,299            72,602
Delphi Financial Group, Inc.                          2,568           114,276
New Century Financial Corp. (a)                       2,831           132,548
SWS Group, Inc.                                       1,264            19,339
WSFS Financial Corp.                                  1,089            53,002
                                                                   ----------
                                                                      663,721

FOOD & BEVERAGES - 2.08%
Checkers Drive In Restaurants *                         764             8,824
Chiquita Brands International, Inc. * (a)             9,676           202,422
Corn Products International, Inc. (a)                   456            21,227
M & F Worldwide Corp. * (a)                           6,179            84,652
Pilgrims Pride Corp. (a)                              5,787           167,476
Sanderson Farms, Inc. (a)                             4,091           219,359
Usana Health Sciences (a)                             2,070            64,336
                                                                   ----------
                                                                      768,296

FOREST PRODUCTS - 0.30%
Rayonier, Inc. (a)                                    2,529           112,414

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT            VALUE
                                             ----------        ----------
COMMON STOCKS (CONTINUED)

FURNITURE & FIXTURES - 0.32%
Furniture Brands International, Inc.                241        $    6,037
Stanley Furniture Company, Inc. (a)               2,661           112,055
                                                               ----------
                                                                  118,092

GAS & PIPELINE UTILITIES - 1.21%
AGL Resources, Inc.                               4,155           120,703
UGI Corp.                                        10,220           328,062
                                                               ----------
                                                                  448,765

HEALTHCARE PRODUCTS - 4.17%
Apogent Technologies, Inc. *                     10,734           343,488
Bausch & Lomb, Inc.                                 487            31,689
Dade Behring Holdings, Inc. *                     2,430           115,473
Haemonetics Corp. * (a)                          10,615           314,735
IDEXX Laboratories, Inc. * (a)                    1,603           100,893
Owens & Minor, Inc. (a)                           8,026           207,873
Respironics, Inc. * (a)                           2,785           163,619
Sybron Dental Specialties, Inc. *                 8,928           266,501
                                                               ----------
                                                                1,544,271

HEALTHCARE SERVICES - 2.95%
America Service Group, Inc. *                        70             2,432
Coventry Health Care, Inc.                        1,233            60,294
Humana, Inc. *                                   22,003           371,851
PacifCare Health Systems, Inc. (a)                5,323           205,787
Sierra Health Services, Inc. * (a)               10,082           450,665
                                                               ----------
                                                                1,091,029

HOMEBUILDERS - 2.75%
KB HOME (a)                                       5,566           381,994
NVR, Inc. *                                       1,314           636,239
                                                               ----------
                                                                1,018,233

HOTELS & RESTAURANTS - 3.09%
Ameristar Casinos, Inc.                             200             6,716
CEC Entertainment, Inc.                             302             8,912
Choice Hotels, Inc.                                 144             7,223
CKE Restaurants, Inc. *                           4,078            54,360
Dave & Buster's, Inc. * (a)                       5,388           101,240
Jack In the Box, Inc. * (a)                      15,153           450,044
Lone Star Steakhouse & Saloon, Inc.               9,103           247,511
Papa Johns International, Inc. * (a)              9,090           268,519
                                                               ----------
                                                                1,144,525

HOUSEHOLD APPLIANCES - 0.29%
The Toro Company (a)                              1,542           108,048

HOUSEHOLD PRODUCTS - 1.08%
Blyth Industries, Inc.                            1,897            65,428
Energizer Holdings, Inc. *                        7,450           335,250
                                                               ----------
                                                                  400,678

INDUSTRIAL MACHINERY - 2.62%
BHA Group Holdings Inc., Class A                    171             6,472
Briggs & Stratton Corp.                           4,480           395,808
Cummins, Inc. (a)                                 5,772           360,750
Gardner Denver, Inc. *                               92             2,567
Middleby Corp. (a)                                  840            45,881
Olympic Steel Incorporated *                      7,743           158,112
                                                               ----------
                                                                  969,590

INSURANCE - 3.36%
American Financial Group, Inc.                      237             7,245
First American Corp. (a)                          6,873           177,942
FPIC Insurance Group, Inc. * (a)                    684            16,888
Fremont General Corp. (a)                         4,664            82,319
Odyssey Re Holdings Corp. (a)                     2,160            51,840
Stancorp Financial Group, Inc.                    1,006            67,402
UICI * (a)                                       15,149           360,698
United Fire & Casualty Company (a)                  637            36,787
Zenith National Insurance Corp. (a)               9,109           442,697
                                                               ----------
                                                                1,243,818

INTERNATIONAL OIL - 0.12%
Callon Petroleum Company * (a)                    3,120            44,491

INTERNET SERVICE PROVIDER - 1.10%
C-COR.net Corp. * (a)                            11,769           121,103
Earthlink, Inc. *                                26,209           271,263
United Online, Inc.                                 711            12,521
                                                               ----------
                                                                  404,887

LEISURE TIME - 2.24%
Arctic Cat, Inc.                                    253             6,965
Blockbuster, Inc., Class A (a)                    4,295            65,198
Brunswick Corp. (a)                               9,093           370,994
Callaway Golf Company (a)                           826             9,367
Carmike Cinemas, Inc. (a)                         2,861           112,867
Hollywood Entertainment Corp. *                   4,973            66,439
Penn National Gaming, Inc. *                      2,383            79,116
Polaris Industries, Inc.                            392            18,816
Rc2 Corp. *                                         520            18,460
Steinway Musical Instruments, Inc. *              2,335            81,935
                                                               ----------
                                                                  830,157

MANUFACTURING - 1.02%
The Stanley Works                                 8,286           377,676

MEDICAL-HOSPITALS - 0.13%
Select Medical Corp. (a)                          3,523            47,279

METAL & METAL PRODUCTS - 1.41%
Crown Holdings, Inc. *                           22,429           223,617
Metal Management, Inc. (a)                       15,036           297,863
                                                               ----------
                                                                  521,480

MINING - 0.47%
Alliance Resource Partners, LP (a)                3,722           173,594

OFFICE FURNISHINGS & SUPPLIES - 0.16%

Global Imaging Systems, Inc. *                    1,441            52,827
IKON Office Solutions, Inc. (a)                     629             7,215
                                                               ----------
                                                                   60,042

PAPER - 1.63%
Louisiana-Pacific Corp.                          15,451           365,416
Potlatch Corp.                                    5,699           237,307
                                                               ----------
                                                                  602,723

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
                                                    -----------  ---------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES - 3.15%
Cal Dive International, Inc. * (a)                        1,390  $        42,145
SEACOR SMIT, Inc. *                                       1,048           46,038
Tesoro Petroleum Corp. * (a)                             10,991          303,351
Universal Compression Holdings, Inc. *                    9,385          287,932
Veritas DGC, Inc. * (a)                                  20,951          485,016
                                                                 ---------------
                                                                       1,164,482
PHARMACEUTICALS - 0.89%
Andrx Corp. * (a)                                        11,776          328,904

POLLUTION CONTROL - 0.06%
Duratek, Inc. *                                           1,332           20,127
PUBLISHING - 0.55%
Consolidated Graphics, Inc. * (a)                         3,463          152,545
Thomas Nelson, Inc. (a)                                   2,154           48,982
                                                                 ---------------
                                                                         201,527
RAILROADS & Equipment - 0.19%
Kansas City Southern * (a)                                4,628           71,734

REAL ESTATE - 2.10%
Associated Estates Realty Corp., REIT (a)                14,085          113,384
CBL & Associates Properties, Inc., REIT (a)               6,484          356,620
Felcor Lodging Trust, Inc., REIT * (a)                    6,091           73,701
Innkeepers USA Trust, REIT (a)                           11,825          121,916
Mission West Properties, Inc. (a)                           961           11,638
National Health Investments, Inc., REIT (a)               2,492           67,757
PS Business Parks, Inc., REIT                             765             30,784
                                                                 ---------------
                                                                         775,800
RETAIL GROCERY - 0.79%
7 Eleven, Inc. *                                          2,198           39,234
Nash-Finch Company (a)                                    7,738          193,682
Smart & Final, Inc. *                                     4,798           57,672
                                                                 ---------------
                                                                         290,588
RETAIL TRADE - 7.14%
Aaron Rents, Inc., Class B                                1,022           33,869
American Eagle Outfitters, Inc. * (a)                     7,002          202,428
Barnes & Noble, Inc. *                                   11,664          396,343
Borders Group, Inc.                                         561           13,150
Charming Shoppes, Inc. *                                  1,701           15,190
Claire's Stores, Inc.                                    11,113          241,152
Finlay Enterprises, Inc. * (a)                              674           12,685
Genesco, Inc. * (a)                                      12,734          300,904
Marinemax, Inc. *                                         3,132           89,826
Pantry, Inc. *                                            7,117          155,151
Regis Corp.                                               1,531           68,267
Rent-A-Center, Inc.                                      12,241          366,373
Stein Mart, Inc. *                                        7,832          127,348
The Dress Barn, Inc. * (a)                                  416            7,122
The Yankee Candle, Inc. *                                 4,102          119,983
Transport World Entertainment Corp. * (a)                11,853          118,767
Zale Corp.                                               13,746          374,716
                                                                 ---------------
                                                                       2,643,274
SEMICONDUCTORS - 1.30%
Cypress Semiconductor Corp. * (a)                         2,419           34,326
Kulicke & Soffa Industries, Inc. * (a)                   36,125          395,930
ON Semiconductor Corp. * (a)                              5,345           26,832
Photronics, Inc. * (a)                                    1,316           24,925
                                                                 ---------------
                                                                         482,013
SOFTWARE - 1.97%
ANSYS, Inc. * (a)                                           375           17,625
Autodesk, Inc.                                            8,919          381,822
Carreker Corp. * (a)                                      4,095           41,032
DucoCorp, Inc. * (a)                                      2,124           18,606
InfoUSA, Inc. *                                           3,663           37,143
Intermediate Telephone, Inc. (a)                          1,999           49,915
MicroStrategy, Inc. * (a)                                   222            9,480
Transaction Systems
 Architects, Inc., Class A *                              8,068          173,704
                                                                 ---------------
                                                                         729,327
STEEL - 0.83%
Carpenter Technology Corp. (a)                            4,167          141,886
Steel Technologies, Inc. (a)                              7,427          163,988
                                                                 ---------------
                                                                         305,874
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.00%
Aspect Communications Corp. *                            25,784          366,133
Brightpoint, Inc. (a)                                     1,347           18,521
Commonwealth Telephone Enterprises, Inc.,
(CTE) * (a)                                               2,322          103,956
Commscope, Inc. * (a)                                       787           16,881
PanAmSat Corp. * (a)                                      7,886          183,113
PTEK Holdings, Inc. *                                    28,943          333,713
Westell Technologies, Inc., Class A *                    17,124           87,332
                                                                 ---------------
                                                                       1,109,649
TELEPHONE - 0.69%
Harris Corp.                                              1,396           70,847
TALK America Holdings, Inc. * (a)                        24,174          185,415
                                                                 ---------------
                                                                         256,262
TRANSPORTATION - 1.01%
Heartland Express, Inc. (a)                               4,012          109,768
Kirby Corp. * (a)                                         1,829           71,148
Offshore Logistics, Inc. *                                1,705           47,945
Yellow Roadway Corp. * (a)                                3,671          146,326
                                                                 ---------------
                                                                         375,187
TRUCKING & FREIGHT - 1.37%
Arkansas Best Corp. (a)                                   1,882           61,955
EGL, Inc. * (a)                                           3,743           99,564
Forward Air Corp. *                                       1,617           60,476
Knight Transportation, Inc. * (a)                         2,858           82,110
Landstar Systems, Inc. (a)                                2,358          124,667
USF Corp. (a)                                             2,220           77,989

                                                                         506,761
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $34,724,992)                           $    36,789,113
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT          VALUE
                                                    -----------  ---------------
SHORT TERM INVESTMENTS - 25.30%
State Street Navigator Securities
 Lending Prime Portfolio (c)                        $ 9,362,979  $     9,362,979
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $9,362,979)                                                $     9,362,979
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.94%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 0.35% to
 be repurchased at $348,003 on
 07/01/2004, collateralized by
 $365,000 U.S. Treasury Bonds, 5.25%
 due 11/15/2028 (valued at $357,814,
 including interest)                                $   348,000  $       348,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $348,000)                                                  $       348,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (SMALL COMPANY TRUST)
 (COST $44,435,971) - 125.67%                                    $    46,500,092
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.67)%                      (9,499,167)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $    37,000,925
                                                                 ===============

DYNAMIC GROWTH TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                    ----------   ---------------
COMMON STOCKS - 97.10%

AIR TRAVEL - 1.31%
JetBlue Airways Corp. (a)                               75,800   $     2,227,004

APPAREL & TEXTILES - 2.51%
Columbia Sportswear Company * (a)                       78,100         4,265,822

AUTOMOBILES - 1.83%
Thor Industries, Inc. (a)                               92,800         3,105,088

BANKING - 1.54%
Investors Financial Services Corp. (a)                  59,922         2,611,401

BIOTECHNOLOGY - 4.69%
Genzyme Corp. *                                         48,200         2,281,306
Neurocrine Biosciences, Inc. *                          31,800         1,648,830
Protein Design Labs, Inc. * (a)                        210,900         4,034,517
                                                                 ---------------
                                                                       7,964,653
CELLULAR COMMUNICATIONS - 2.50%
Nextel Partners, Inc., Class A * (a)                   266,200         4,237,904

COAL - 2.40%
Peabody Energy Corp.                                    72,900         4,081,671

COMPUTERS & BUSINESS EQUIPMENT - 5.14%
Cognizant Technology Solutions Corp., Class A           97,400         2,474,934
Foundry Networks, Inc. * (a)                           237,600         3,343,032
GTECH Holdings Corp. (a)                                62,800         2,908,268
                                                                 ---------------
                                                                       8,726,234
CONSTRUCTION & MINING EQUIPMENT - 2.50%
Rowan Companies, Inc. *                                174,400         4,243,152

CONTAINERS & GLASS - 2.51%
Packaging Corp. of America                             178,300         4,261,370

ELECTRONICS - 7.97%
Garmin, Ltd.                                            75,800         2,807,632
Harman International Industries, Inc.                   62,500         5,687,500
Jabil Circuit, Inc. *                                  123,100         3,099,658
Zebra Technologies Corp., Class A                       22,400         1,948,800
                                                                 ---------------
                                                                      13,543,590
FINANCIAL SERVICES - 8.81%
Capitalsource Inc. * (a)                               130,300         3,185,835
Chicago Merchantile Exchange (a)                        13,000         1,876,810
First Marblehead Corp. * (a)                            89,400         3,599,244
Legg Mason, Inc.                                        46,828         4,261,816
Providian Financial Corp. * (a)                        138,800         2,036,196
                                                                 ---------------
                                                                      14,959,901
FOOD & BEVERAGES - 3.04%
Constellation Brands, Inc., Class A *                   78,900         2,929,557
Dean Foods Company *                                    60,000         2,238,600
                                                                 ---------------
                                                                       5,168,157
FURNITURE & FIXTURES - 1.94%
Leggett & Platt, Inc.                                  123,300         3,293,343

HEALTHCARE PRODUCTS - 2.32%
Henry Schein, Inc. * (a)                                24,800         1,565,872
Kinetic Concepts, Inc. *                                47,500         2,370,250
                                                                 ---------------
                                                                       3,936,122
HEALTHCARE SERVICES - 4.48%
Accredo Health, Inc. *                                  67,700         2,636,915
Coventry Health Care, Inc.                              66,450         3,249,405
Pediatrix Medical Group, Inc. *                         24,600         1,718,310
                                                                 ---------------
                                                                       7,604,630
HOTELS & RESTAURANTS - 2.55%
MGM Mirage *                                            50,600         2,375,164
The Cheesecake Factory, Inc. * (a)                      49,100         1,953,689
                                                                 ---------------
                                                                       4,328,853
INTERNET SOFTWARE - 1.74%
Juniper Networks, Inc. *                               120,200         2,953,314

MEDICAL-HOSPITALS - 3.01%
Community Health Systems, Inc. *                        93,300         2,497,641
Triad Hospitals, Inc. *                                 70,300         2,617,269
                                                                 ---------------
                                                                       5,114,910
PETROLEUM SERVICES - 3.74%
BJ Services Company                                     45,700         2,094,888
Smith International, Inc. *                             76,300         4,254,488
                                                                 ---------------
                                                                       6,349,376
POLLUTION CONTROL - 2.42%
Stericycle, Inc. *                                      79,500         4,113,330

RETAIL TRADE - 9.47%
Advance Auto Parts, Inc.                                67,900         2,999,822
Aeropostale, Inc.                                       86,400         2,325,024
Chico's FAS, Inc. *                                     79,100         3,572,156

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DYNAMIC GROWTH TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Fossil, Inc. (a)                                       102,300   $     2,787,675
Regis Corp.                                             39,600         1,765,764
Urban Outfitters, Inc. * (a)                            43,100         2,625,221
                                                                 ---------------
                                                                      16,075,662
SEMICONDUCTORS - 10.23%
Applied Micro Circuits Corp. *                         457,500         2,433,900
Intersil Corp., Class A                                172,100         3,727,686
Linear Technology Corp.                                 88,700         3,500,989
Microchip Technology, Inc.                              92,500         2,917,450
QLogic Corp. *                                          68,100         1,810,779
Teradyne, Inc. *                                       131,300         2,980,510
                                                                 ---------------
                                                                      17,371,314
SOFTWARE - 6.66%
Cognos, Inc. *                                         145,200         5,250,432
Intuit, Inc. *                                          84,500         3,260,010
Red Hat, Inc. * (a)                                    121,900         2,800,043
                                                                 ---------------
                                                                      11,310,485
STEEL - 1.29%
United States Steel Corp.                               62,500         2,195,000

TRANSPORTATION - 0.50%
Heartland Express, Inc.                                 31,200           853,632
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $138,560,177)                          $   164,895,918
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 21.07%
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $35,784,931   $    35,784,931
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $35,784,931)                                               $    35,784,931
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.92%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 0.35% to
 be repurchased at $8,350,081 on
 07/01/2004, collateralized by
 $8,140,000 U.S. Treasury Notes,
 4.875% due 02/15/2012 (valued at
 $8,517,199, including interest).                  $ 8,350,000   $     8,350,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $8,350,000)                                                $     8,350,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (DYNAMIC GROWTH TRUST)
 (COST $182,695,108) - 123.09%                                   $   209,030,849
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.09)%                     (39,210,878)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $   169,819,971
                                                                 ===============

MID CAP STOCK TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 94.99%

AUTO PARTS - 0.98%
Gentex Corp. (a)                                       122,400   $     4,856,832
BIOTECHNOLOGY - 3.34%
Cephalon, Inc. * (a)                                   108,200         5,842,800
Genzyme Corp. *                                         77,600         3,672,808
ICOS Corp. * (a)                                        86,500         2,581,160
Millennium Pharmaceuticals, Inc. *                     322,500         4,450,500
                                                                 ---------------
                                                                      16,547,268
BROADCASTING - 1.59%
Sirius Satellite Radio, Inc. * (a)                   1,260,700         3,882,956
XM Satellite Radio
  Holdings, Inc., Class A * (a)                        146,900         4,008,901
                                                                 ---------------
                                                                       7,891,857
BUILDING MATERIALS & CONSTRUCTION - 1.23%
Hughes Supply, Inc.                                    103,800         6,116,934

BUSINESS SERVICES - 12.12%
Accenture, Ltd., Class A *                              98,500         2,706,780
Acxiom Corp.                                           183,000         4,543,890
Cendant Corp.                                          439,000        10,746,720
Corporate Executive Board Company                      159,100         9,194,389
Electronic Arts, Inc.                                   90,300         4,925,865
Manpower, Inc.                                         141,800         7,199,186
Quest Software, Inc. *                                 360,900         4,655,610
Sirva, Inc. *                                          486,900        11,198,700
Viad Corp. *                                           180,000         4,861,800
                                                                 ---------------
                                                                      60,032,940
CABLE AND TELEVISION - 0.31%
TiVo, Inc. * (a)                                       217,500         1,542,075

CELLULAR COMMUNICATIONS - 1.94%
Nextel Communications, Inc., Class A *                 360,800         9,618,928

COAL - 0.94%
Arch Coal, Inc.                                        127,800         4,676,202

COLLEGES & UNIVERSITIES - 1.43%
Apollo Group, Inc., Class A *                           80,000         7,063,200

COMPUTERS & BUSINESS EQUIPMENT - 3.96%
Network Appliance, Inc. *                              345,200         7,432,156
Research In Motion, Ltd. - USD                         131,000         8,965,640
Silicon Storage Technology, Inc. *                     314,500         3,239,350
                                                                 ---------------
                                                                      19,637,146
CONSTRUCTION MATERIALS - 1.11%
Rinker Group Ltd. *                                    979,248         5,479,436

CONTAINERS & GLASS - 1.01%
Jarden Corp. (a)                                       138,800         4,995,412

CRUDE PETROLEUM & NATURAL GAS - 2.80%
EOG Resources, Inc.                                     80,600         4,812,626
Plains Exploration & Production Company * (a)          226,900         4,163,615
XTO Energy, Inc.                                       164,150         4,890,028
                                                                 ---------------
                                                                      13,866,269
EDUCATIONAL SERVICES - 1.50%
Education Management Corp.                             226,800         7,452,648

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

ELECTRONICS - 2.22%
Garmin, Ltd.                                           168,800   $     6,252,352
L-3 Communications Holdings, Inc. (a)                   71,100         4,749,480
                                                                 ---------------
                                                                      11,001,832
FINANCIAL SERVICES - 5.45%
Affiliated Managers Group, Inc. (a)                     73,500         3,702,195
Countrywide Financial Corp.                            139,800         9,820,950
IndyMac Bancorp, Inc.                                  118,800         3,754,080
Legg Mason, Inc.                                        38,800         3,531,188
Providian Financial Corp. *                            421,900         6,189,273
                                                                 ---------------
                                                                      26,997,686
HEALTHCARE PRODUCTS - 2.35%
Edwards Lifesciences Corp. *                           130,500         4,547,925
Guidant Corp.                                          127,100         7,102,348
                                                                 ---------------
                                                                      11,650,273
HEALTHCARE SERVICES - 3.07%
Accredo Health, Inc. *                                  11,227           437,292
McKesson Corp.                                         138,100         4,740,973
Medco Health Solutions, Inc. *                         267,300        10,023,750
                                                                 ---------------
                                                                      15,202,015
HOMEBUILDERS - 2.59%
D.R. Horton, Inc.                                      130,050         3,693,420
Lennar Corp., Class A                                   84,000         3,756,480
Pulte Homes, Inc.                                      103,700         5,395,511
                                                                 ---------------
                                                                      12,845,411
HOTELS & RESTAURANTS - 0.98%
Aztar Corp. *                                          172,700         4,835,600

INDUSTRIAL MACHINERY - 3.40%
CNH Global NV                                          222,100         4,584,144
Cognex Corp. (a)                                       158,000         6,079,840
W.W. Grainger, Inc.                                    107,900         6,204,250
                                                                 ---------------
                                                                      16,868,234
INTERNATIONAL OIL - 1.65%
Nabors Industries, Ltd. *                               66,600         3,011,652
Noble Corp. *                                          135,900         5,149,251
                                                                 ---------------
                                                                       8,160,903
MEDICAL-HOSPITALS - 0.77%
Manor Care, Inc.                                       116,500         3,807,220

METAL & METAL PRODUCTS - 1.64%
Precision Castparts Corp.                              148,500         8,121,465

PHARMACEUTICALS - 1.98%
Alkermes, Inc. * (a)                                   176,700         2,403,120
Forest Laboratories, Inc. *                             73,700         4,173,631
Watson Pharmaceuticals, Inc. *                         119,500         3,214,550
                                                                 ---------------
                                                                       9,791,301
RETAIL TRADE - 5.32%
Abercrombie & Fitch Company, Class A                   160,800         6,231,000
Best Buy Company, Inc.                                 124,200         6,301,908
Linens'n Things, Inc. *                                148,700         4,358,397
Michael's Stores, Inc.                                 172,300         9,476,500
                                                                 ---------------
                                                                      26,367,805
SEMICONDUCTORS - 11.46%
Altera Corp. *                                         213,100         4,735,082
Analog Devices, Inc.                                    85,100         4,006,508
Applied Micro Circuits Corp. *                         476,500         2,534,980
Broadcom Corp., Class A *                              262,100        12,258,417
FormFactor, Inc. * (a)                                 175,700         3,944,465
KLA-Tencor Corp. *                                     138,600         6,844,068
Laedis Technology Inc *                                 21,700           290,997
Marvell Technology Group, Ltd.                         348,800         9,312,960
SEMICONDUCTORS (CONTINUED)
MEMC Electronic Materials, Inc. *                      895,500   $     8,847,540
Taiwan Semiconductor
 Manufacturing Company, Ltd., ADR                      481,683         4,002,784
                                                                 ---------------
                                                                      56,777,801
SOFTWARE - 4.41%
Mercury Interactive Corp. *                            143,600         7,155,588
Red Hat, Inc. * (a)                                    437,900        10,058,563
Serena Software, Inc. * (a)                            241,800         4,615,962
                                                                 ---------------
                                                                      21,830,113
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 9.53%
ADTRAN, Inc.                                           167,300         5,582,801
Amdocs, Ltd. *                                         247,500         5,798,925
American Tower Corp., Class A * (a)                    341,000         5,183,200
Corning, Inc. *                                        622,300         8,127,238
Crown Castle International Corp. *                     437,300         6,450,175
NTL, Inc.                                              130,000         7,490,600
Philippine Long Distance
 Telephone Company, ADR * * (a)                        259,900         5,421,514
Tellabs, Inc. *                                        359,200         3,139,408
                                                                 ---------------
                                                                      47,193,861
TOYS, AMUSEMENTS & SPORTING GOODS - 1.04%
Marval Enterprises, Inc. (a)                           265,300         5,178,656

TRANSPORTATION - 2.87%
Expeditors International of Washington,                157,300         7,772,193
Inc.
Yellow Roadway Corp. * (a)                             161,600         6,441,376
                                                                 ---------------
                                                                      14,213,569
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $397,925,325)                          $   470,620,892
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 12.29%
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $60,867,268   $    60,867,268
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $60,867,268)                                               $    60,867,268
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP STOCK TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
REPURCHASE AGREEMENTS - 6.34%
Repurchase Agreement with UBS and State
 Street Corp. (Tri-Party), dated
 06/30/2004 at 1.280% to be
 repurchased at $31,422,117 on
 07/01/2004, collateralized by
 $28,704,000 U.S. Treasury Bonds,
 6.25% due 08/15/2023 (valued at
 $32,442,505, including interest)                  $31,421,000   $    31,421,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $31,421,000)                                               $    31,421,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (MID CAP STOCK TRUST)
 (COST $490,213,593) - 113.62%                                   $   562,909,160
LIABILITIES IN EXCESS OF OTHER ASSETS - (13.62)%                     (67,484,459)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $   495,424,701
                                                                 ===============

NATURAL RESOURCES TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 94.55%

ALUMINUM - 2.71%
Alcan Aluminum, Ltd.                                    88,400   $     3,659,760
Alcoa, Inc.                                            194,700         6,430,941
                                                                 ---------------
                                                                      10,090,701
CHEMICALS - 1.39%
Ashland, Inc.                                           98,200         5,185,942
COAL - 3.53%
CONSOL Energy, Inc. (a)                                157,700         5,677,200
Massey Energy Company (a)                              264,500         7,461,545
                                                                 ---------------
                                                                      13,138,745
CRUDE PETROLEUM & NATURAL GAS - 7.93%
Burlington Resources, Inc.                             103,100         3,730,158
Devon Energy Corp.                                      57,800         3,814,800
EOG Resources, Inc.                                    144,100         8,604,211
Newfield Exploration Company *                          77,000         4,291,980
XTO Energy, Inc.                                       303,925         9,053,926
                                                                 ---------------
                                                                      29,495,075
DOMESTIC OIL - 10.43%
Canadian Natural Resources, Ltd. *                     364,900        10,901,271
China Petroleum and Chemical Corp. ADR (a)             121,200         4,478,340
Evergreen Resources, Inc. (a)                          135,600         5,478,240
Noble Energy, Inc.                                      78,700         4,013,700
Suncor Energy, Inc. *                                  271,700         6,892,822
Surgutneftegaz ADR (a)                                 109,700         3,587,190
Western Oil Sands, Inc. *                              135,800         3,418,805
                                                                 ---------------
                                                                      38,770,368
GAS & PIPELINE UTILITIES - 2.33%
Equitable Resources, Inc.                               75,300         3,893,763
Western Gas Resources, Inc. (a)                        147,200         4,781,056
                                                                 ---------------
                                                                       8,674,819
GOLD - 3.18%
Gold Fields *                                          344,700         3,618,594
Placer Dome, Inc.                                      492,600         8,196,864
                                                                 ---------------
                                                                      11,815,458
INTERNATIONAL OIL - 17.70%
Anadarko Petroleum Corp.                               102,700         6,018,220
ConocoPhillips                                          76,100         5,805,669
EnCana Corp. - CAD *                                   278,889        11,986,860
Kerr-McGee Corp. (a)                                    62,900         3,382,133
Lukoil, ADR                                             72,700         7,648,040
Petroleo Brasileiro SA, ADR (a)                        190,500         5,347,335
Royal Dutch Petroleum Company- NY Shares               146,300         7,559,321
Shell Transport & Trading Company PLC, ADR (a)         130,100         5,815,470

Talisman Energy, Inc. - CAD *                          564,800        12,259,943
                                                                 ---------------
                                                                      65,822,991
METAL & METAL PRODUCTS - 8.55%
Alumina, Ltd. *                                        971,241         3,564,579
Cameco Corp. (a)                                       117,800         6,904,258
Companhia Vale Do Rio Doce, ADR (a)                    243,900         9,536,490
Companhia Vale Do Rio Doce, ADR (a)                     76,481         3,636,671
JSC MMC Norilsk Nickel, ADR                             51,400         2,816,720
Vedanta Resources PLC *                              1,025,700         5,350,691
                                                                 ---------------
                                                                      31,809,409
MINING - 12.06%
Aluminum Corp. China, Ltd. ADR (a)                      92,300         5,022,043
Anglo Amer Platimun *                                   62,652         1,148,044
Anglo American Platinum
 Corporation, Ltd. - GBP *                             166,300         3,400,756
Anglo American Platinum
Corporation, Ltd. - ZAR *                              208,350         7,870,100
Apex Silver Mines, Ltd. * (a)                          210,500         3,589,025
Compania de Minas Buenaventura SA, ADR (a)             194,400         4,296,240
Freeport-McMoRan Copper & Gold, Inc., Class B          199,000         6,596,850
Harmony Gold Mining Company, Ltd. (a)                  183,300         1,941,147
Impala Platinum Holdings, Ltd. *                        45,100         3,414,415
Xstrata PLC *                                          567,733         7,585,528
                                                                 ---------------
                                                                      44,864,148
PAPER - 4.31%
Abitibi Consolidated, Inc. (a)                       1,197,800         8,240,864
Domtar, Inc. *                                         310,000         3,979,636
International Paper Company                             85,000         3,799,500
                                                                 ---------------
                                                                      16,020,000
PETROLEUM SERVICES - 18.83%
BP PLC-sponsored ADR                                   237,300        12,712,161
Exxon Mobil Corp.                                      316,300        14,046,883
GlobalSantaFe Corp.                                    113,500         3,007,750
Halliburton Company                                    136,500         4,130,490
Petro-Canada *                                         116,900         5,027,066
Repsol SA ADR (a)                                      178,600         3,904,196
Total SA-sponsored ADR                                 149,700        14,383,176
Transocean, Inc. *                                      94,800         2,743,512

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

NATURAL RESOURCES TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

PETROLEUM SERVICES (CONTINUED)
Valero Energy Corp. (a)                                136,500   $    10,068,240
                                                                 ---------------
                                                                      70,023,474
STEEL - 1.60%
International Steel Group, Inc. * (a)                  118,600         3,528,350
Posco-ADR (a)                                           71,900         2,409,369
                                                                 ---------------
                                                                       5,937,719
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $313,791,838)                          $   351,648,849
--------------------------------------------------------------------------------
WARRANTS - 0.10%

FINANCIAL SERVICES - 0.10%
Goldman Sachs International
(Expiration date 03/17/2005) *                          21,700           362,045
--------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $361,986)                                   $       362,045
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 17.03%
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $63,341,366   $    63,341,366
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $63,341,366)                                               $    63,341,366
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.71%
Repurchase Agreement with UBS and State
 Street Corp. (Tri-Party), dated
 06/30/2004 at 1.28% to be
 repurchased at $17,511,623 on
 07/01/2004, collateralized by
 $14,891,000 U.S. Treasury Bonds,
 6.875% due 08/15/2025 (valued at
 $18,077,759, including interest).                 $17,511,000   $    17,511,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $17,511,000)                                               $    17,511,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (NATURAL RESOURCES TRUST)
 (COST $395,006,191) - 116.39%                                   $   432,863,260
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.39)%                     (60,967,449)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $   371,895,811
                                                                 ===============

ALL CAP GROWTH TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 96.88%

ADVERTISING - 2.12%
Lamar Advertising Company * (a)                        236,800   $    10,265,280
Omnicom Group, Inc.                                     27,900         2,117,331
                                                                 ---------------
                                                                      12,382,611
AIR TRAVEL - 0.68%
Southwest Airlines Company                             236,900         3,972,813

APPAREL & Textiles - 1.08%
Cintas Corp. (a)                                        59,200         2,822,064
Coach, Inc.                                             77,600         3,506,744
                                                                 ---------------

                                                                       6,328,808
BANKING - 0.85%
Bank of America Corp.                                   39,500         3,342,490
Northern Trust Corp.                                    38,900         1,644,692
                                                                 ---------------
                                                                       4,987,182
BIOTECHNOLOGY - 1.38%
Amgen, Inc. *                                           57,800         3,154,146
Biogen Idec, Inc. *                                     47,400         2,998,050
Genzyme Corp. *                                         40,100         1,897,933
                                                                 ---------------
                                                                       8,050,129
BROADCASTING - 3.70%
Clear Channel Communications, Inc.                     236,500         8,738,675
Univision Communications, Inc., Class A *              168,700         5,386,591
Viacom, Inc., Class B                                  157,900         5,640,188
Westwood One, Inc. *                                    77,600         1,846,880
                                                                 ---------------
                                                                      21,612,334
BUSINESS SERVICES - 2.53%
Accenture, Ltd., Class A *                             118,400         3,253,632
Automatic Data Processing, Inc.                         59,200         2,479,296
Paychex, Inc.                                           59,200         2,005,696
Robert Half International, Inc. (a)                    237,400         7,067,398
                                                                 ---------------
                                                                      14,806,022
CELLULAR COMMUNICATIONS - 1.34%
Nextel Communications, Inc., Class A *                 117,400         3,129,884
Vodafone Group PLC *                                 2,158,320         4,724,732
                                                                 ---------------
                                                                       7,854,616
COLLEGES & UNIVERSITIES - 1.07%
Apollo Group, Inc., Class A *                           71,000         6,268,590
COMPUTERS & BUSINESS EQUIPMENT - 3.97%
Apple Computer, Inc. *                                  59,200         1,926,368
CDW Corp. (a)                                          138,600         8,837,136
Dell, Inc. *                                           296,000        10,602,720
EMC Corp. *                                            161,800         1,844,520
                                                                 ---------------
                                                                      23,210,744
COSMETICS & TOILETRIES - 1.64%
The Gillette Company                                    98,700         4,184,880
The Procter & Gamble Company                            99,400         5,411,336
                                                                 ---------------
                                                                       9,596,216
CRUDE PETROLEUM & NATURAL GAS - 1.23%
Apache Corp.                                            39,500         1,720,225
Devon Energy Corp.                                      55,300         3,649,800
XTO Energy, Inc. (a)                                    62,100         1,849,959
                                                                 ---------------
                                                                       7,219,984
ELECTRICAL EQUIPMENT - 1.00%
General Electric Company                               118,400         3,836,160
Molex, Inc. (a)                                         62,300         1,998,584
                                                                 ---------------
                                                                       5,834,744

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

ELECTRONICS - 0.79%
Agilent Technologies, Inc. *                           157,900   $     4,623,312

FINANCIAL SERVICES - 7.55%
Citigroup, Inc.                                        126,800         5,896,200
Fiserv, Inc. *                                         217,025         8,440,102
J.P. Morgan Chase & Company                            118,400         4,590,368
MBNA Corp.                                             276,300         7,125,777
Merrill Lynch & Company, Inc.                           86,800         4,685,464
Morgan Stanley                                          59,200         3,123,984
SLM Corp.                                               77,600         3,138,920
State Street Corp.                                      39,000         1,912,560
The Goldman Sachs Group, Inc.                           55,300         5,207,048
                                                                 ---------------
                                                                      44,120,423
HEALTHCARE PRODUCTS - 7.07%
Becton, Dickinson & Company                             61,700         3,196,060
Biomet, Inc.                                           279,075        12,402,093
Boston Scientific Corp.                                124,100         5,311,480
Guidant Corp.                                           33,000         1,844,040
Johnson & Johnson                                      111,900         6,232,830
Medtronic, Inc.                                         63,300         3,083,976
St. Jude Medical, Inc. *                                39,500         2,988,175
Zimmer Holdings, Inc. *                                 71,300         6,288,660
                                                                 ---------------
                                                                      41,347,314
HEALTHCARE SERVICES - 2.06%
Cardinal Health, Inc.                                   62,050         4,346,602
UnitedHealth Group, Inc.                                49,600         3,087,600
Wellpoint Health Networks, Inc. *                       41,000         4,592,410
                                                                 ---------------
                                                                      12,026,612
HOTELS & RESTAURANTS - 1.28%
McDonald's Corp.                                        77,600         2,017,600
MGM Mirage *                                            59,400         2,788,236
Starwood Hotels & Resorts Worldwide, Inc.               59,200         2,655,120
                                                                 ---------------
                                                                       7,460,956
INDUSTRIAL MACHINERY - 3.04%
Caterpillar, Inc.                                       58,200         4,623,408
Deere & Company                                         62,800         4,404,792
Ingersoll-Rand Company, Class A                         86,800         5,929,308
Parker-Hannifin Corp.                                   47,400         2,818,404
                                                                 ---------------
                                                                      17,775,912
INSURANCE - 2.04%
Aetna, Inc.                                             37,100         3,153,500
American International Group, Inc.                      77,600         5,531,328
Genworth Financial, Inc. *                             141,000         3,235,950
                                                                 ---------------
                                                                      11,920,778
INTERNATIONAL OIL - 0.38%
Weatherford International, Ltd. *                       49,300         2,217,514

INTERNET CONTENT - 1.47%
Yahoo!, Inc.                                           236,800         8,602,944

INTERNET RETAIL - 1.01%
eBay, Inc.                                              64,500         5,930,775

INTERNET SOFTWARE - 3.54%
Cisco Systems, Inc. *                                  592,000        14,030,400
Juniper Networks, Inc. * (a)                           157,900         3,879,603
Symantec Corp.                                          63,100         2,762,518
                                                                 ---------------
                                                                      20,672,521
LEISURE TIME - 0.77%
Carnival Corp.                                          58,200         2,735,400
Royal Caribbean Cruises, Ltd. (a)                       40,100         1,740,741
                                                                 ---------------
                                                                       4,476,141
LIFE SCIENCES - 0.57%
Waters Corp. *                                          70,100         3,349,378

MANUFACTURING - 3.34%
3M Company                                              34,200         3,078,342
Danaher Corp.                                           77,600         4,023,560
Eaton Corp.                                             38,900         2,518,386
Illinois Tool Works, Inc.                               38,800         3,720,532
Rockwell Automation, Inc                                77,600         2,910,776
Tyco International, Ltd.                                98,700         3,270,918
                                                                 ---------------
                                                                      19,522,514
PETROLEUM SERVICES - 1.40%
BJ Services Company                                     67,500         3,094,200
ENSCO International, Inc.                               96,200         2,799,420
Exxon Mobil Corp.                                       51,300         2,278,233
                                                                 ---------------
                                                                       8,171,853
PHARMACEUTICALS - 8.06%
Caremark Rx, Inc. *                                    324,232        10,680,202
Eli Lilly & Company                                     45,500         3,180,905
Forest Laboratories, Inc. *                             48,100         2,723,903
Gilead Sciences, Inc. *                                 43,000         2,881,000
Medicis Pharmaceutical Corp., Class A (a)              105,300         4,206,735
Pfizer, Inc.                                           335,500        11,500,940
Teva Pharmaceutical Industries, Ltd., ADR (a)          177,200        11,923,788
                                                                 ---------------
                                                                      47,097,473
PUBLISHING - 0.57%
Gannett Company, Inc.                                   39,500         3,351,575

RETAIL GROCERY - 0.95%
Sysco Corp.                                             83,700         3,002,319
Whole Foods Market, Inc.                                26,600         2,538,970
                                                                 ---------------
                                                                       5,541,289
RETAIL TRADE - 9.00%
Bed Bath & Beyond, Inc. *                              161,500         6,209,675
Best Buy Company, Inc.                                  58,200         2,953,068
Chico's FAS, Inc. * (a)                                 62,100         2,804,436
Foot Locker, Inc.                                       21,800           530,612
J.C. Penney Company, Inc.                               98,700         3,726,912
Lowe's Companies, Inc.                                  54,800         2,879,740
Nordstrom, Inc.                                         77,600         3,306,536
Staples, Inc.                                          197,300         5,782,863
The Gap, Inc.                                          236,800         5,742,400
The TJX Companies, Inc.                                121,100         2,923,354
Tiffany & Company                                       63,600         2,343,660

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP GROWTH TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
Walgreen Company                                        79,800   $     2,889,558
Wal-Mart Stores, Inc.                                  138,100         7,286,156
Williams-Sonoma, Inc. *                                 98,700         3,253,152
                                                                 ---------------
                                                                      52,632,122
SEMICONDUCTORS - 10.77%
Analog Devices, Inc.                                   217,100        10,221,068
Applied Materials, Inc. *                              254,500         4,993,290
Broadcom Corp., Class A *                               39,500         1,847,415
Intel Corp.                                            157,900         4,358,040
KLA-Tencor Corp. *                                     104,400         5,155,272
Lam Research Corp. *                                   315,700         8,460,760
Linear Technology Corp.                                157,900         6,232,313
Maxim Integrated Products, Inc.                         78,900         4,135,938
Microchip Technology, Inc.                             400,125        12,619,943
Taiwan Semiconductor
 Manufacturing Company, Ltd., ADR                      386,330         3,210,399
Teradyne, Inc. * (a)                                    77,600         1,761,520
                                                                 ---------------
                                                                      62,995,958
SOFTWARE - 4.78%
Autodesk, Inc.                                          86,800         3,715,908
Citrix Systems, Inc. *                                 102,600         2,088,936
Mercury Interactive Corp. *                             39,500         1,968,285
Microsoft Corp.                                        560,400        16,005,024
Oracle Corp. *                                         350,400         4,180,272
                                                                 ---------------
                                                                      27,958,425
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.23%
Avaya, Inc. * (a)                                      118,400         1,869,536
Comverse Technology, Inc. *                            157,900         3,148,526
Corning, Inc. *                                        394,700         5,154,782
QUALCOMM, Inc.                                          39,500         2,882,710
                                                                 ---------------
                                                                      13,055,554
TRANSPORTATION - 0.75%
Expeditors International of Washington, Inc.            39,500         1,951,695
Harley-Davidson, Inc.                                   39,500         2,446,630
                                                                 ---------------
                                                                       4,398,325
TRAVEL SERVICES - 0.87%
American Express Company                                98,700         5,071,206
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $480,754,609)                          $   566,445,667
--------------------------------------------------------------------------------
OPTIONS - 0.00%

PUT OPTIONS - 0.00%
Whole Foods Market, Inc.
 Expiration 08/21/2004 at $80.00 *                      26,600             1,330
--------------------------------------------------------------------------------
TOTAL OPTIONS (Cost $46,053)                                     $         1,330
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.86%
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $34,264,452   $    34,264,452
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $34,264,452)                                               $    34,264,452
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.79%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 1.30% to
 be repurchased at $10,429,377 on
 07/01/2004, collateralized by
 $10,095,000 Federal Home Loan
 Mortgage Corp, 5.5% due 09/15/2011
 (valued at $10,637,606, including
 interest).                                        $10,429,000   $    10,429,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $10,429,000)                                               $    10,429,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (ALL CAP GROWTH TRUST)
 (COST $525,494,113) - 104.53%                                   $   611,140,449
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.53)%                      (26,470,189)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $   584,670,260
                                                                 ===============

STRATEGIC OPPORTUNITIES TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 97.15%

ADVERTISING - 1.57%
Lamar Advertising Company *                            104,300   $     4,521,405
Monster Worldwide, Inc. *                              153,100         3,937,732
                                                                 ---------------
                                                                       8,459,137
AEROSPACE - 0.51%
Empresa Brasileira de Aeronautica SA, ADR (a)           95,900         2,741,781

AIR TRAVEL - 1.04%
Airtran Holdings, Inc. * (a)                           193,700         2,738,918
Ryanair Holdings PLC, ADR * (a)                         87,300         2,861,694
                                                                 ---------------
                                                                       5,600,612
APPAREL & TEXTILES - 0.23%
Interface, Inc., Class A *                             129,500         1,130,535
The Gymboree Corp. *                                     7,700           118,272
                                                                 ---------------
                                                                       1,248,807
AUTO PARTS - 0.81%
Gentex Corp.                                            29,300         1,162,624
Pep Boys - Manny, Moe & Jack (a)                       126,500         3,206,775
                                                                 ---------------
                                                                       4,369,399
BANKING - 1.63%
Fifth Third Bancorp                                     47,900         2,576,062
New York Community Bancorp, Inc. (a)                   116,900         2,294,747
Wells Fargo & Company                                   68,200         3,903,086
                                                                 ---------------
                                                                       8,773,895
BIOTECHNOLOGY - 2.95%
Biogen Idec, Inc. *                                    113,300         7,166,225

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Genentech, Inc.                                         51,400   $     2,888,680
QLT, Inc.-CAD * *                                       25,600           507,952
QLT, Inc.-USD * * (a)                                  193,300         3,869,866
Serologicals Corp. * (a)                                74,300         1,485,257
                                                                 ---------------
                                                                      15,917,980
BROADCASTING - 5.04%
Clear Channel Communications, Inc.                     404,200        14,935,190
Radio One, Inc., Class D * (a)                         270,400         4,329,104
Viacom, Inc., Class B                                  222,800         7,958,416
                                                                 ---------------
                                                                      27,222,710
BUSINESS SERVICES - 7.06%
Affiliated Computer Services, Inc., Class A *           90,500         4,791,070
Ceridian Corp. *                                       174,200         3,919,500
DST Systems, Inc. * (a)                                 41,500         1,995,735
First Data Corp.                                       241,500        10,751,580
Fluor Corp. (a)                                         62,200         2,965,074
Korn/Ferry International *                              70,400         1,363,648
Paychex, Inc.                                           80,000         2,710,400
Robert Half International, Inc. (a)                    171,600         5,108,532
Sothebys Holdings, Inc., Class A * (a)                 281,700         4,495,932
                                                                 ---------------
                                                                      38,101,471
CABLE AND TELEVISION - 0.38%
EchoStar Communications Corp., Class A *                66,400         2,041,800

CELLULAR COMMUNICATIONS - 2.24%
Alamosa Holdings, Inc. * (a)                           139,500         1,025,325
Vodafone Group PLC - ADR (a)                           500,300        11,056,630
                                                                 ---------------
                                                                      12,081,955
CHEMICALS - 1.40%
Dow Chemical Company                                   120,000         4,884,000
Nitto Denko Corp. *                                     52,000         2,653,619
                                                                 ---------------
                                                                       7,537,619
COAL - 0.86%
Arch Coal, Inc.                                        102,400         3,746,816
Massey Energy Company                                   31,600           891,436
                                                                 ---------------
                                                                       4,638,252
COMPUTERS & BUSINESS EQUIPMENT - 4.63%
Creative Technology, Ltd. *                              1,300            13,670
Diebold, Inc.                                           28,100         1,485,647
Ingram Micro, Inc., Class A *                          101,300         1,465,811
Research In Motion, Ltd. - USD                         156,400        10,704,016
Seagate Technology, Inc. (a)                           782,500        11,291,475
                                                                 ---------------
                                                                      24,960,619
COSMETICS & Toiletries - 0.39%
Colgate-Palmolive Company                               36,500         2,133,425

EDUCATIONAL SERVICES - 0.40%
Universal Technical Institute, Inc. *                   53,700         2,146,389

ELECTRICAL EQUIPMENT - 0.86%
General Electric Company                               142,900         4,629,960

ELECTRONICS - 0.66%
Synopsys, Inc.                                         125,100         3,556,593

FINANCIAL SERVICES - 0.95%
Citigroup, Inc.                                        110,000         5,115,000

HEALTHCARE PRODUCTS - 4.78%
Alcon, Inc.                                             50,500         3,971,825
American Medical Systems Holdings, Inc. * (a)           31,500         1,061,550
Animas Corp. *                                          25,900           483,035
Becton, Dickinson & Company                             61,100         3,164,980
Fisher Scientific International, Inc. *                 38,300         2,211,825
Henry Schein, Inc. *                                    61,800         3,902,052
Medtronic, Inc.                                         95,500         4,652,760
ResMed, Inc. * (a)                                      37,800         1,926,288
The Cooper Companies, Inc.                              69,900         4,415,583
                                                                 ---------------
                                                                      25,789,898
HEALTHCARE SERVICES - 2.21%
Pediatrix Medical Group, Inc. *                         25,500         1,781,175
UnitedHealth Group, Inc.                                70,400         4,382,400
Weight Watchers International, Inc. * (a)              146,600         5,737,924
Wellcare Health Plans, Inc. *                              300             5,100
                                                                 ---------------
                                                                      11,906,599
HOTELS & RESTAURANTS - 2.38%
Kerzner International, Ltd. *                          137,200         6,525,232
Krispy Kreme Doughnuts, Inc. * (a)                      11,600           221,444
McDonald's Corp.                                       152,600         3,967,600
Outback Steakhouse, Inc.                                52,100         2,154,856
                                                                 ---------------
                                                                      12,869,132
INDUSTRIAL MACHINERY - 0.99%
Ingersoll-Rand Company, Class A                         36,900         2,520,639
UNOVA, Inc. * (a)                                      138,800         2,810,700
                                                                 ---------------

                                                                       5,331,339
INSURANCE - 2.39%
AFLAC, Inc.                                             79,500         3,244,395
Ambac Financial Group, Inc.                             35,900         2,636,496
American International Group, Inc.                      98,300         7,006,824
                                                                 ---------------
                                                                      12,887,715
INTERNATIONAL OIL - 1.14%
Nabors Industries, Ltd. *                              136,400         6,168,008

INTERNET CONTENT - 2.40%
Yahoo!, Inc.                                           357,100        12,973,443

INTERNET RETAIL - 0.89%
Amazon.com, Inc. *                                      88,600         4,819,840

INTERNET SERVICE PROVIDER - 0.00%
Salesforce.Com, Inc. * (a)                                 300             4,821

INTERNET SOFTWARE - 3.06%
Akamai Technologies, Inc. * (a)                        198,100         3,555,895
Cisco Systems, Inc. *                                  545,800        12,935,460
                                                                 ---------------
                                                                      16,491,355
LEISURE TIME - 2.90%
Brunswick Corp.                                         65,400         2,668,320

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC OPPORTUNITIES TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Carnival Corp.                                         222,600   $    10,462,200
Pixar, Inc. * (a)                                       36,000         2,502,360
                                                                 ---------------
                                                                      15,632,880
MANUFACTURING - 3.50%
3M Company                                              79,400         7,146,794
SPX Corp.                                               24,500         1,137,780
Tyco International, Ltd.                               319,500        10,588,230
                                                                 ---------------
                                                                      18,872,804
MEDICAL-HOSPITALS - 2.46%
Health Management Associates, Inc., Class A            221,000         4,954,820
Tenet Healthcare Corp. *                               621,400         8,332,974
                                                                 ---------------
                                                                      13,287,794
METAL & METAL PRODUCTS - 1.06%
Companhia Vale Do Rio Doce, ADR                         89,500         4,255,725
Timken Company                                          55,900         1,480,791
                                                                 ---------------
                                                                       5,736,516
MINING - 1.79%
BHP Billiton Ltd. (a)                                  256,900         4,500,888
Joy Global, Inc. (a)                                   171,700         5,140,698
                                                                 ---------------
                                                                       9,641,586
OFFICE FURNISHINGS & SUPPLIES - 0.97%
Herman Miller, Inc.                                    114,800         3,322,312
HNI Corp.                                               44,900         1,900,617
                                                                 ---------------
                                                                       5,222,929
PETROLEUM SERVICES - 2.19%
BJ Services Company                                    257,700        11,812,968

PHARMACEUTICALS - 8.39%
Angiotech Pharmaceuticals, Inc.                        174,500         3,516,175
Barr Pharmaceuticals, Inc.                              40,100         1,351,370
Caremark Rx, Inc. *                                    109,100         3,593,754
Elan Corp. PLC, ADR * (a)                              187,500         4,638,750
Pfizer, Inc.                                           626,600        21,479,848
Schering-Plough Corp.                                  458,000         8,463,840
SciClone Pharmaceuticals, Inc. * (a)                    40,800           208,488
Wyeth                                                   55,800         2,017,728
                                                                 ---------------
                                                                      45,269,953
PLASTICS - 0.81%
Spartech Corp.                                         169,200         4,389,048

REAL ESTATE - 0.05%
Anthracite Capital, Inc., REIT                          21,600           258,768

RETAIL TRADE - 2.41%
Best Buy Company, Inc.                                  84,600         4,292,604
Cabela's, Inc. *                                           200             5,390
Chico's FAS, Inc. *                                     12,000           541,920
Home Depot, Inc.                                       123,600         4,350,720
Kohl's Corp. *                                          30,200         1,276,856
Ross Stores, Inc.                                       95,800         2,563,608
                                                                 ---------------
                                                                      13,031,098
SEMICONDUCTORS - 1.37%
Analog Devices, Inc.                                    61,200         2,881,296
Emulex Corp. * (a)                                      96,100         1,375,191
QLogic Corp. *                                          13,500           358,965
Sigmatel, Inc. * (a)                                    96,200         2,795,572
                                                                 ---------------
                                                                       7,411,024
SOFTWARE - 7.03%
Infosys Technologies, Ltd ADR (a)                       28,700         2,662,499
Microsoft Corp.                                        759,200        21,682,752
Siebel Systems, Inc. *                               1,057,700        11,296,236
SkillSoft PLC * - ADR *                                303,800         2,308,880
                                                                 ---------------
                                                                      37,950,367
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.19%
Amdocs, Ltd. *                                          65,300         1,529,979
American Tower Corp., Class A * (a)                    508,600         7,730,720
Andrew Corp. *                                         118,000         2,361,180
Comverse Technology, Inc. *                            206,100         4,109,634
Crown Castle International Corp. *                     716,800        10,572,800
Telefonaktiebolaget LM Ericsson, ADR * (a)             236,500         7,076,080
                                                                 ---------------
                                                                      33,380,393
TRANSPORTATION - 0.72%
Harley-Davidson, Inc.                                   35,500         2,198,870
Teekay Shipping Corp.-USD                               44,500         1,663,410
                                                                 ---------------
                                                                       3,862,280
TRAVEL SERVICES - 1.46%
American Express Company                               153,700         7,897,105
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $464,754,631)                          $   524,177,067
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 15.67%
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $84,560,236   $    84,560,236
--------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost $84,560,236)                                               $    84,560,235
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.55%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 0.50% to
 be repurchased at $19,156,266 on
 07/01/2004, collateralized by
 $13,945,000 U.S. Treasury Bonds,
 8.875% due 08/15/2017 (valued at
 $19,540,431, including interest).                 $19,156,000   $    19,156,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $19,156,000)                                               $    19,156,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (STRATEGIC OPPORTUNITIES TRUST)
(COST $568,470,866) - 116.37%                                    $   627,893,303
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.37)%                     (88,316,273)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $   539,577,030
                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FINANCIAL SERVICES TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 94.35%

BANKING - 23.84%
Bank One Corp.                                          93,400  $      4,763,400
Commerce Bancorp, Inc. (a)                              63,800         3,509,638
Fifth Third Bancorp                                     87,800         4,721,884
Golden West Financial Corp.                             43,100         4,583,685
Wells Fargo & Company                                   84,400         4,830,212
                                                                 ---------------
                                                                      22,408,819
BUSINESS SERVICES - 7.57%
Dun & Bradstreet Corp. *                                69,300         3,735,963
Moody's Corp.                                           52,300         3,381,718
                                                                 ---------------
                                                                       7,117,681
CONTAINERS & GLASS - 2.75%
Sealed Air Corp. *                                      48,500         2,583,595

FINANCIAL SERVICES - 9.83%
Citigroup, Inc.                                         96,000         4,464,000
H & R Block, Inc.                                       92,500         4,410,400
Providian Financial Corp. *                             24,600           360,882
                                                                 ---------------
                                                                       9,235,282
HOLDINGS COMPANIES/CONGLOMERATES - 8.72%
Berkshire Hathaway, Inc., Class B *                      1,100         3,250,500
Berkshire Hathaway, Inc., Class A *                          6           533,700
Julius Baer Holdings, Ltd. *                            15,900         4,413,491
                                                                 ---------------
                                                                       8,197,691
INSURANCE - 20.23%
American International Group, Inc.                      45,800         3,264,624
China Life Insurance Company, Ltd., ADR * (a)           19,000           450,110
Cincinnati Financial Corp.                              79,960         3,479,859
Everest Re Group, Ltd.                                  25,400         2,041,144
FPIC Insurance Group, Inc. * (a)                        26,800           661,692
Loews Corp.                                             33,800         2,026,648

Markel Corp. *                                           6,400         1,776,000
Progressive Corp.                                       21,000         1,791,300
Transatlantic Holdings, Inc. (a)                        43,550         3,527,115
                                                                 ---------------
                                                                      19,018,492
MANUFACTURING - 6.47%
Tyco International, Ltd.                               183,400         6,077,876

TOBACCO - 3.81%
Altria Group, Inc.                                      71,500         3,578,575

TRAVEL SERVICES - 11.13%
American Express Company                               203,700        10,466,106
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $73,148,246)                           $    88,684,117
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 11.09%
Galleon Capital LLC
 1.05% due 07/01/2004                              $ 2,248,000   $     2,248,000
San Paolo U.S. Finance Company
 1.06% due 07/01/2004                                3,055,000         3,055,000
State Street Navigator Securities Lending
 Prime Portfolio (c)                                 5,123,400         5,123,400
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,426,400)                                               $    10,426,400
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (FINANCIAL SERVICES TRUST)
(COST $83,574,646) - 105.44%                                     $    99,110,517
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.44)%                       (5,115,549)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $    93,994,968
                                                                 ===============

INTERNATIONAL STOCK TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 97.85%
AUSTRALIA - 1.97%

Telstra Corp., Ltd. *                                2,742,700   $     9,589,447
CHINA - 2.15%

PetroChina Company, Ltd., Class H *                 22,634,843        10,447,252
FRANCE - 7.16%

Caisse Nationale du Credit Agricole *                  417,506        10,171,277
Christian Dior *                                       152,300         9,860,205
Total SA *                                              77,413        14,776,298
                                                                 ---------------
                                                                      34,807,780
GERMANY - 9.68%
E.ON AG *                                              156,200        11,282,842
Hypo Real Estate Holding AG *                          166,100         4,878,088
Metro AG *                                             209,100         9,923,291
SAP AG *                                                63,700        10,572,814
Siemens AG *                                           144,700        10,418,669
                                                                 ---------------
                                                                      47,075,704
GREECE - 2.06%
Alpha Bank *                                           392,700        10,007,033

HONG KONG - 1.92%
Wharf Holdings Ltd. *                                3,271,726         9,312,194

IRELAND - 2.01%
CRH PLC - London *                                     460,207         9,754,056

ITALY - 2.80%
Eni SPA *                                              683,825        13,594,020

JAPAN - 21.12%
Canon, Inc. *                                          219,000        11,516,302
Credit Saison Company, Ltd. *                          160,000         4,799,488
Dai Nippon Printing Company, Ltd. *                    523,000         8,336,815
Daito Trust Construction Company *                     286,800        11,016,141
Hoya Corp. *                                            90,100         9,410,051
Kirin Brewery Company, Ltd. *                          962,100         9,493,858
Mitsubishi Corp. *                                   1,080,000        10,469,614
Mizuho Financial Group, Inc. *                           2,590        11,724,816
Nomura Securities Company, Ltd. *                      691,700        10,216,247
Toyota Motor Corp. *                                   388,000        15,683,936
                                                                 ---------------
                                                                     102,667,268
NETHERLANDS - 4.99%
ING Groep NV *                                         603,356        14,257,984
TNT Post Group NV *                                    436,215         9,978,815
                                                                 ---------------
                                                                      24,236,799
RUSSIA - 1.81%
Oao Gazprom-ADR *                                      307,500         8,825,250

SINGAPORE - 1.95%
DBS Group Holdings, Ltd. *                           1,134,426         9,490,347

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL STOCK TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA - 4.27%
Posco-ADR                                              222,400   $     7,452,624
Samsung Electronic *                                    50,950        10,482,962
Samsung Electronics Company, Ltd., GDR                  13,800         2,839,350
                                                                 ---------------
                                                                      20,774,936
SPAIN - 3.56%
Indra Sistemas, SA *                                   365,000         4,659,474
Telefonica SA *                                        853,076        12,625,447
                                                                 ---------------
                                                                      17,284,921
SWEDEN - 1.02%
Ericsson LM, Series B *                              1,683,500         4,965,945

SWITZERLAND - 10.35%
Credit Suisse Group *                                  256,365         9,112,743
Nestle SA *                                             49,550        13,219,666
Roche Holdings AG-Genusschein *                        137,200        13,589,584
UBS AG-USD *                                           204,020        14,381,951
                                                                 ---------------
                                                                      50,303,944
TAIWAN - 1.06%
Taiwan Semiconductor
 Manufacturing Company, Ltd., ADR                      621,430         5,164,081

UNITED KINGDOM - 17.97%
BHP Billiton PLC *                                   1,139,600   $     9,885,726
British Sky Broadcasting Group PLC *                   807,600         9,106,696
EMAP PLC *                                             598,800         8,033,183
GlaxoSmithKline PLC *                                  747,400        15,121,381
Kingfisher PLC *                                     2,099,261        10,893,968
Royal Bank of Scotland PLC *                           420,473        12,104,944
Smith & Nephew PLC *                                   883,000         9,500,700
Vodafone Group PLC *                                 5,798,984        12,694,430
                                                                 ---------------
                                                                      87,341,028
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $412,608,402)                          $   475,642,005
--------------------------------------------------------------------------------
PREFERRED STOCKS - 2.00%

GERMANY - 2.00%
Henkel Kgaa-Vorzug *                                   113,900         9,736,881
                                                   -----------   ---------------
TOTAL PREFERRED STOCKS (Cost $9,584,790)                         $     9,736,881
                                                                 ---------------
SHORT TERM INVESTMENTS - 19.35%
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $94,025,445   $    94,025,445
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $94,025,445)                                               $    94,025,445
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.29%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 0.35% to
 be repurchased at $1,401,014 on
 07/01/2004, collateralized by
 $1,075,000 U.S. Treasury Bonds,
 8.125% due 8/15/2019 (valued at
 $1,433,158, including interest).                  $ 1,401,000   $     1,401,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $1,401,000)                                                $     1,401,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (INTERNATIONAL STOCK TRUST)
(COST $517,619,638) - 119.49%                                    $   580,805,331
LIABILITIES IN EXCESS OF OTHER ASSETS - (19.49)%                     (94,727,269)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $   486,078,062
                                                                 ===============

The Trust had the following five top industry concentrations as of June 30, 2004 (as a percentage of total net assets):

Banking                        11.55%
Financial Services              7.38%
Retail Trade                    6.44%
Pharmaceuticals                 5.91%
International Oil               4.95%

OVERSEAS TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 89.72%

AUSTRALIA - 0.55%
CSL, Ltd. *                                            205,145   $     3,179,897
Newcrest Mining, Ltd. *                                 36,386           348,522
                                                                 ---------------
                                                                       3,528,419
BELGIUM - 0.24%
Fortis *                                                69,500         1,540,774

BERMUDA - 0.49%
Nabors Industries, Ltd. *                               35,700         1,614,354
People's Food Holdings, Ltd. *                         414,000           271,783
Weatherford International, Ltd. * (a)                   28,000         1,259,440
                                                                 ---------------
                                                                       3,145,577
BRAZIL - 0.05%
Petroleo Brasileiro SA, ADR (a)                         11,500           322,805

CANADA - 3.72%
Agnico Eagle Mines, Ltd. - USD (a)                      15,800           208,718
Agnico-Eagle Mines, Ltd. - CAD *                         8,200           108,693
Bombardier, Inc                                        282,200           846,221
Canadian Natural Resources, Ltd. *                      73,400         2,192,802
EnCana Corp. - CAD *                                   137,900         5,927,046
EnCana Corp. - USD                                      37,000         1,596,920
Kinross Gold Corp. - CAD *                             171,900           951,438
Kinross Gold Corp. - USD *                             144,000           800,640
Meridian Gold, Inc. * (a)                               28,900           374,833

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

CANADA (CONTINUED)
Petro-Canada *                                           8,000   $       344,025
Precision Drilling Corp. - CAD *                        24,900         1,183,707
Precision Drilling Corp. - USD *                         3,200           153,632
Talisman Energy, Inc. - CAD *                          377,600         8,196,449
Talisman Energy, Inc. - USD                             16,100           350,014
Wheaton River Minerals, Ltd. - CAD *                   165,700           462,269
Wheaton River Minerals, Ltd. - USD * (a)                86,900           244,189
                                                                 ---------------
                                                                      23,941,596
CHINA - 0.46%
BYD Company, Ltd., H Shares *                          228,000           672,334
China Telecom Corp., Ltd. ADR (a)                       64,080         2,261,383
                                                                 ---------------
                                                                       2,933,717
DENMARK - 1.05%
Coloplast AS, Class B *                                  8,150           769,347
Danske Bank A/S *                                       49,150         1,165,961
Novo Nordisk A/S, Class B *                              3,300           170,089
Novo Nordisk A/S *                                      33,000         1,700,892
Tele Danmark A/S *                                      90,400         2,940,837
                                                                 ---------------
                                                                       6,747,126
FINLAND - 0.49%
Nokia (AB) Oyj *                                       217,100         3,136,370

FRANCE - 10.54%
Alcatel SA, ADR (a)                                    251,700         3,898,833
Assurances Generales de France *                        15,200           924,460
AXA *                                                  219,900         4,848,267
BNP Paribas SA *                                       116,547         7,176,373
Business Objects SA, ADR * (a)                          46,300         1,047,769
Caisse Nationale du Credit Agricole *                   35,600           867,287
Dassault Systemes SA *                                  33,817         1,569,845
European Aeronautic Defence & Space Company *           31,600           880,696
France Telecom SA *                                    219,606         5,729,892
L'Oreal SA *                                            50,267         4,019,763
Pernod-Ricard SA *                                      29,900         3,827,866
Peugeot SA *                                            13,800           769,383
Sanofi-Synthelabo SA (a)                               160,400         5,131,196
Societe Television Francaise 1 *                        29,300           924,022
Total SA *                                              95,528        18,234,021
Vivendi Universal, ADR * (a)                           287,200         8,012,880
                                                                 ---------------
                                                                      67,862,553
GERMANY - 8.81%
Adidas-Salomon AG *                                     24,190         2,891,482
Allianz AG *                                           108,550        11,771,965
Altana AG ADR (a)                                        9,500           573,610
BASF AG *                                               92,434         4,953,002
Deutsche Bank AG                                        18,300         1,447,713
Deutsche Boerse AG *                                    43,107         2,193,285
Deutsche Telekom AG * (a)                            1,276,200        22,601,502
E.ON AG *                                               21,536         1,555,616
Fresenius Medical Care AG *                             56,400         4,190,062
Muenchener Rueckversicherungs-
 Gesellschaft AG *                                      19,400         2,105,534
RWE AG *                                                52,505         2,471,911
                                                                 ---------------
                                                                      56,755,682
GREECE - 0.22%
Cosmote Mobile Communications SA *                      46,900           731,249
Greek Organization of Football Prognostics *            38,120           716,012
                                                                 ---------------
                                                                       1,447,261
HONG KONG - 1.26%
Esprit Holdings, Ltd. *                                 53,500           239,387
Global Bio-chem Technology Group Company *           1,228,000           889,547
Hong Kong Exchange & Clearing, Ltd. *                  594,000         1,222,316
Hutchison Whampoa, Ltd. *                              294,200         2,008,558
Techtronic Industries Company, Ltd. *                2,025,000         3,232,336
Television Broadcast, Ltd. *                           124,000           532,585
                                                                 ---------------
                                                                       8,124,729
INDIA - 2.65%
Bank Of Baroda *                                       149,415           487,919
Cipla, Ltd. *                                          195,000           901,077
Dr Reddy's Laboratories, Ltd. *                         47,000           751,959
Housing Development Finance Corp., Ltd. *              342,723         3,855,960
I-Flex Solutions Ltd. *                                127,914         1,614,335
Infosys Technologies, Ltd. *                            41,975         5,043,484
Reliance Industries, Inc. *                            108,500         1,014,067
Satyam Computer Services, Ltd. *                       391,140         2,599,232
State Bank Of India *                                   52,900           495,625
Wipro, LTD. *                                           25,698           297,457
                                                                 ---------------
                                                                      17,061,115
INDONESIA - 0.08%
PT Bank Mandiri *                                    4,133,000           516,680

ITALY - 0.32%
Eni SPA *                                              104,962         2,086,580

JAPAN - 17.78%
Advantest Corp. *                                       20,700         1,383,849
Canon, Inc. *                                           75,400         3,964,973
Daiwa Securities Group, Inc. *                         433,000         3,104,596
Familymart Company, Ltd. *                              85,600         2,786,922
Honda Motor Company, Ltd. *                             47,900         2,304,211
Ito-Yokado Company, Ltd. *                             193,000         8,242,809
Jafco Company, Ltd. *                                   76,700         5,843,075
KDDI Corp. *                                             1,204         6,870,877
Kyocera Corp. *                                         42,600         3,607,627
Millea Holdings, Inc. *                                    164         2,429,741
Mizuho Financial Group, Inc. *                           1,724         7,804,472
Murata Manufacturing Company, Ltd. *                    56,200         3,196,891
Nikko Cordial Corp. *                                  986,000         4,770,168
Nippon System Development Company, Ltd. *               29,900           650,803
Nitto Denko Corp. *                                     68,000         3,470,118
Nomura Research Institute, Ltd. *                        5,900           627,528
Nomura Securities Company, Ltd. *                      514,000         7,591,659
Oriental Land Company, Ltd. *                           11,400           747,524
Orix Corp. *                                            28,700         3,280,900
Rohm Company *                                          20,000         2,388,769

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

JAPAN (CONTINUED)
Seiyu, Ltd. *                                          328,000         1,073,885
SMC Corp. *                                             10,700         1,154,694
SOFTBANK Corp. *                                        27,600         1,211,578
Sumitomo Electric Industries, Ltd. *                   264,000         2,687,201
Sumitomo Mitsui Financial Group, Inc. *                  1,546        10,575,774
TDK Corp. *                                             31,800         2,408,011
Tokyo Electron, Ltd. *                                  61,400         3,436,536
Toyota Motor Corp. *                                   195,500         7,902,602
UFJ Holdings, Inc. *                                     2,031         8,952,782
                                                                 ---------------
                                                                     114,470,575
MALAYSIA - 0.12%
Public Bank Berhad *                                   428,150           743,629

NETHERLANDS - 4.90%
Aegon NV *                                              17,400           210,042
ASML Holding NV *                                      548,459         9,292,960
ING Groep NV *                                         257,528         6,085,677
Koninklijke (Royal) KPN NV *                           254,646         1,941,753
Koninklijke Ahold NV *                                 138,700         1,089,730
Unilever NV                                             73,500         5,035,485
VNU NV *                                               169,422         4,926,120
Wolters Kluwer NV *                                    164,476         2,989,194
                                                                 ---------------
                                                                      31,570,961
NORWAY - 0.07%
Golar LNG, Inc. *                                       27,400           423,004

PERU - 0.04%
Compania de Minas Buenaventura SA, ADR (a)              12,800           282,880

PORTUGAL - 0.24%
Portugal Telecom, SGPS, SA *                           142,939         1,544,390

RUSSIA - 0.79%
JSC MMC Norilsk Nickel, ADR (a)                         18,400         1,008,320
Lukoil, ADR                                             12,900         1,357,080
OAO Gazprom, ADR (a)                                    45,000         1,291,500
Yukos Corp., ADR (a)                                    44,135         1,403,493
                                                                 ---------------
                                                                       5,060,393
SOUTH AFRICA - 0.28%
Harmony Gold Mining Company, Ltd. (a)                   55,800           590,922
MTN Group, Ltd. *                                      264,699         1,212,596
                                                                 ---------------
                                                                       1,803,518
SOUTH KOREA - 2.66%
Honam Petrochemical Corp. *                             35,430         1,208,085
Kookmin Bank *                                          55,400         1,721,212
LG Electronics, Inc. *                                  77,160         3,659,340
Samsung Electro-Mechanics Company *                     59,140         1,676,188
Samsung Electronics Company *                           18,785         7,754,604
Shinhan Financial Group Company, Ltd. *                 76,840         1,117,189
                                                                 ---------------
                                                                      17,136,618
SPAIN - 2.22%
Banco Bilbao Vizcaya Argentaria SA *                    54,600           730,261
Banco Popular Espanol SA *                              54,100         3,059,040
Banco Santander Central, Hispano SA *                  374,148         3,887,543
Telefonica SA *                                        447,665         6,625,401
                                                                 ---------------
                                                                      14,302,245
SWEDEN - 1.36%
Skandia Forsakrings AB *                                86,700           359,426
Skandinaviska Enskilda Banken AB, Series A *            79,300         1,148,512
Telefonaktiebolaget LM Ericsson, ADR * (a)             242,800         7,264,576
                                                                 ---------------
                                                                       8,772,514
SWITZERLAND - 6.23%
Actelion Ltd. *                                          5,526           635,629
Adecco SA *                                             31,233         1,556,785
Compagnie Financiere Richemont AG *                     96,590         2,522,960
Credit Suisse Group *                                  168,816         6,000,728
Novartis AG *                                          242,168        10,687,580
Roche Holdings AG-Genusschein *                         75,191         7,447,627
UBS AG-USD *                                           127,350         8,977,265
Zurich Financial Services AG *                          14,420   $     2,277,782
                                                                 ---------------
                                                                      40,106,356
TAIWAN - 2.08%
High Tech Computer Corp. *                            193,000            843,873
Hon Hai Precision Industry Company, Ltd. *            591,600          2,199,583
Quanta Computer, Inc. *                               864,000          1,837,478
Taishin Financial Holdings Company, Ltd. *            407,000            335,333
Taiwan Semiconductor
 Manufacturing Company, Ltd., ADR                      96,200            799,422
United Microelectronics Corp., ADR * *                186,400            803,384
United Microelectronics Corp. *                     6,767,000          5,031,975
Yageo Corp. *                                       3,045,000          1,566,880
                                                                 ---------------
                                                                      13,417,928
UNITED KINGDOM - 17.39%
3i Group PLC *                                         212,290         2,357,272
Abbey National Benefit Consultants, Ltd. *             203,900         1,897,232
AstraZeneca Group PLC *                                153,800         6,898,111
Aviva PLC *                                             80,100           826,264
BHP Billiton PLC *                                     191,669         1,662,677
BP PLC *                                               815,366         7,198,727
British Sky Broadcasting Group PLC *                    92,500         1,043,053
Centrica PLC *                                         535,200         2,178,244
Dixons Group PLC *                                   1,648,900         4,939,807
E D & F Manitoba Treasury Management *                 189,062         4,894,481
Enterprise Inns PLC *                                   85,000           886,055
Hilton Group PLC *                                     623,500         3,119,749
HSBC Holdings PLC *                                    879,756        13,078,269
ITV PLC *                                              802,251         1,679,834
Kesa Electricals PLC *                                 443,688         2,326,619
Lloyds TSB Group PLC *                                  87,600           685,663
mm02 PLC *                                             723,500         1,216,541
Prudential Corp. *                                     177,379         1,525,853
Reckitt & Colman *                                     102,700         2,906,347
Reuters Group PLC *                                    299,800         2,013,696
Rexam PLC *                                             87,429           710,477
Rio Tinto PLC *                                        198,703         4,776,636

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

OVERSEAS TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  ------------   ---------------
COMMON STOCKS (CONTINUED)

UNITED KINGDOM (CONTINUED)
Royal Bank of Scotland PLC *                            75,300         2,167,802
Shire Pharmaceuticals Group PLC, ADR (a)               114,400         3,059,056
Smith & Nephew PLC *                                   555,800         5,980,169
Tesco PLC *                                            495,007         2,389,324
Vodafone Group PLC *                                11,548,327        25,280,193
William Hill PLC *                                      63,800           640,774
Xstrata PLC *                                          120,600         1,611,347
Yell Group PLC *                                       323,100         2,019,368
                                                                 ---------------
                                                                     111,969,640
UNITED STATES - 2.63%
Apropos Technology, Inc. * (a)                             100               390
ENSCO International, Inc. (a)                           93,600         2,723,760
Fox Entertainment Group, Inc., Class A *                27,100           723,570
Freeport-McMoRan Copper & Gold, Inc., Class B           91,400         3,029,910
Grant Prideco, Inc. * (a)                               98,700         1,822,002
Infineon Technologies AG *                              57,200           777,920
Newmont Mining Corp.                                     7,700           298,452
NTL, Inc.                                               71,200         4,102,544
Pride International, Inc. *                             41,800           715,198
Synthes, Inc. *                                         24,097         2,747,701
Wellcare Health Plans, Inc. *                              400             6,800
                                                                 ---------------
                                                                      16,948,247
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $537,651,008)                          $   577,703,882
--------------------------------------------------------------------------------
PREFERRED STOCKS - 1.86%

AUSTRALIA - 1.06%
The News Corp., Ltd., ADR                              207,100         6,809,448

GERMANY - 0.80%
Fresenius Medical Care AG *                             40,231         2,155,746
Porsche AG *                                             4,499         3,014,400
                                                                 ---------------
                                                                       5,170,146
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $10,558,670)                        $    11,979,594
--------------------------------------------------------------------------------

WARRANTS - 0.00%
HONG KONG - 0.00%
Global Bio-Chemical
(Expiration date 05/31/2007; strike
 price $9.80 HKD) *                                    124,250             8,124
--------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $0)                                         $         8,124
--------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.12%
GERMANY - 0.55%
Federal Republic of Germany
 4.25% due 01/04/2014 to 07/04/2014     EUR          3,670,000         3,567,056

JAPAN - 0.57%
Government of Japan
 0.10% due 08/20/2005                   JPY        401,600,000         3,674,391
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $7,246,388)                                                $     7,241,447
--------------------------------------------------------------------------------
CORPORATE BONDS - 0.40%

UNITED KINGDOM - 0.40%
Telewest Communications PLC
 zero coupon, Step up to 9.25% on
 04/15/2004 due 04/15/2009                             425,000           204,000
zero coupon, Step up to 11.375% on
 02/01/2005 due 02/01/2010 #                           160,000            70,400
9.625% due 10/01/2006                                  755,000           434,125
9.875% due 02/01/2010 #                              1,095,000           602,250
11.00% due 10/01/2007                                2,095,000         1,230,813
                                                                 ---------------
                                                                       2,541,588
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $2,186,352)                          $     2,541,588
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 20.38%
State Street Navigator Securities
 Lending Prime Portfolio (c)                      $131,206,379   $   131,206,379
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (Cost $131,206,379)                 $   131,206,379
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.94%
 Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 0.50% to
 be repurchased at $83,339,157 on
 07/01/2004, collateralized by
 $25,900,000 U.S. Treasury Bonds,
 7.875% due 02/15/2021 (valued at
 $34,011,181, including interest),
 $42,240,000 U.S. Treasury Bonds,
 6.875% due 08/15/2025 (valued at
 $51,004,800, including interest).                $ 83,338,000   $    83,338,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (Cost $83,338,000)                   $    83,338,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (OVERSEAS TRUST)
 (COST $772,186,797) - 126.42%                                   $   814,019,014
LIABILITIES IN EXCESS OF OTHER ASSETS - (26.42)%                    (170,137,285)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $   643,881,729
                                                                 ===============

The Trust had the following five top industry concentrations as of June 30, 2004 (as a percentage of total net assets):

Banking                                   8.80%
Financial Services                        8.39%
Telecommunications Equipment & Services   7.85%
Insurance                                 5.18%
Electronics                               5.13%

INTERNATIONAL SMALL  CAP TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 94.76%

AUSTRALIA - 6.33%
APN News & Media *                                   1,016,366   $     2,981,329
Billabong International, Ltd. *                        469,963         2,698,305

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL  CAP TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

AUSTRALIA (CONTINUED)
Iluka Resources, Ltd. *                              2,828,185         8,885,738
John Fairfax Holdings, Ltd. *                        1,488,600         3,859,527
Mayne Nickless, Ltd. *                                 412,175           976,975
Promina Group *                                      1,165,000         3,239,166
Sons Of Gwalia, Ltd. *                               1,424,690         2,733,233
                                                                 ---------------
                                                                      25,374,273
Belgium - 1.41%
Barco NV *                                              62,635         5,653,509

BERMUDA - 2.17%
Axis Capital Holdings Ltd.                              62,600         1,752,800
Moulin International Holding *                       7,176,000         4,393,169
Ngai Lik Industrial Holding, Ltd. *                  6,730,558         2,567,203
                                                                 ---------------
                                                                       8,713,172
CANADA - 10.71%
Cae Inc *                                            1,050,600         4,725,584
GSI Lumonics, Inc. *                                   236,100         3,989,009
Laurentian Bank of Canada                              267,300         5,600,818
Legacy Hotels Real Estate Investment, REIT             629,100         3,303,643
Linamar Corp.                                          281,275         2,689,800
National Bank Canada Montreal Quebec                    86,875         2,786,532
North West Company                                     356,625         6,762,202
Precision Drilling Corp. - CAD *                        99,125         4,712,245
Quebecor World Inc. *                                  179,850         3,944,197
Sobeys, Inc.                                            31,700           689,758
Torstar Corp.                                          109,310         2,199,898
Transcontinental, Inc., Class A                         56,200         1,110,920
Transcontinental, Inc., Class B                         21,800           428,487
                                                                 ---------------
                                                                      42,943,093
CHINA - 1.04%
China Pharmaceutical Group, Ltd. *                  14,928,000         4,162,775

DENMARK - 4.03%
ISS International A/S *                                 65,800         3,256,679
Vestas Wind Systems AS *                               878,799        12,926,056
                                                                 ---------------
                                                                      16,182,735
FINLAND - 5.28%
Amer Group, Ltd. *                                     157,300         8,200,782
KCI Konecranes Oyj *                                    50,500         1,876,178
Metso Oyj *                                            513,300         6,502,605
Orion Oyj, Series B *                                  178,210         4,580,335
                                                                 ---------------
                                                                      21,159,900
FRANCE - 0.60%
Galeries Lafayette SA *                                 12,225         2,409,407

GERMANY - 2.35%
Hugo Boss AG *                                         131,200         2,970,954
Jenoptik AG *                                          598,485         6,437,196
                                                                 ---------------
                                                                       9,408,150
HONG KONG - 8.89%
Asia Satellite Telecom Holdings *                      413,000           720,130
China Resource Power Holdings *                      9,104,000         5,135,787
Dah Sing Banking Group, Ltd. *                          92,640           152,031
Dah Sing Financial Group *                             463,200         2,731,797
Fountain Set Holdings, Ltd. *                        4,634,000         3,089,452
Giordano International, Ltd. *                       8,470,000         5,348,251
Hang Lung Group Ltd. *                                 556,000           748,490
Hopewell Holdings, Ltd. *                            1,491,000         3,010,789
Hung Hing Printing *                                 1,638,000         1,218,047
Lerado Group Holdings *                             17,418,000         3,081,765
Techtronic Industries Company, Ltd. *                2,096,000         3,345,667
Texwinca Holdings, Ltd. *                            1,256,000           990,346
Weiqiao Textile Company Ltd. *                       2,355,500         3,457,886
Wing Lung Bank, Ltd. *                                 382,900         2,626,402
                                                                 ---------------
                                                                      35,656,840
INDIA - 0.37%
Satyam Computer Services, Ltd., ADR (a)                 80,500         1,489,250

INDONESIA - 0.43%
PT Indonesian Satellite Corp. TBK *                  4,002,500         1,714,019

ISRAEL - 1.27%
Orbotech, Ltd. *                                       250,510         5,097,878

JAPAN - 4.42%
Japan Airport Terminal Company, Ltd. *                 595,000         6,312,132
Meitec Corp. *                                          77,200         3,050,016
Ono Pharmaceutical Company, Ltd. *                      54,000         2,533,449
Sohgo Security Services Company, Ltd. *                221,900         2,897,921
Tokyo Individualized Education *                       220,080         2,950,636
                                                                 ---------------
                                                                      17,744,154
LUXEMBOURG - 1.41%
Thiel Logistik AG *                                    932,397         5,656,047

MEXICO - 0.89%
Grupo Aeroportuario, ADR                               184,475         3,412,788
Grupo Continential SA *                                110,800           172,907
                                                                 ---------------
                                                                       3,585,695
NETHERLANDS - 8.80%
Aalberts Industries NV *                               159,036         4,765,553
Arcadis NV *                                            20,150           276,373
Draka Holdings *                                       276,145         5,230,586
IHC Caland NV *                                         87,775         4,087,501
Internatio Muller *                                    218,480         5,987,934
OPG Groep NV *                                         165,384         8,868,012
Vedior NV *                                            417,430         6,091,486
                                                                 ---------------
                                                                      35,307,445
NEW ZEALAND - 0.53%
Fisher & Paykel *                                      254,476         2,124,620

NORWAY - 1.27%
Prosafe ASA *                                          224,300         5,080,884

SINGAPORE - 1.76%
Osim International *                                 3,296,400         2,029,968
Want Want Holdings *                                 4,590,000         5,049,000
                                                                 ---------------
                                                                       7,078,968

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL SMALL  CAP TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

SOUTH KOREA - 4.06%
Daeduck Electronics Company, Ltd. *                    362,190         2,833,576
Daegu Bank *                                           678,380         3,628,203
Halla Climate Control *                                473,300         3,956,796
Pusan Bank *                                         1,058,690         5,863,796
                                                                 ---------------
                                                                      16,282,371
SPAIN - 3.31%
Sol Melia SA *                                         874,580         7,872,755
Transportes Azkar *                                    753,828         5,417,601
                                                                 ---------------
                                                                      13,290,356
SWEDEN - 3.34%
D Carnegie & Company AB *                              187,400         1,780,374
Kungsleden *                                           240,400         6,612,118
Obsever AB *                                         1,331,190         4,987,983
                                                                 ---------------
                                                                      13,380,475
SWITZERLAND - 3.71%
Gurit Heberlein *                                        6,830         6,104,936
Kuoni Reisen Holding AG *                                5,540         2,385,222
Sig Holding AG *                                        20,750         3,754,194
Vontobel Holdings AG *                                 131,725         2,646,285
                                                                 ---------------
                                                                      14,890,637
TAIWAN - 0.56%
Taiwan Fu Hsing *                                    2,444,000         2,253,540

THAILAND - 1.34%
Krung Thai Bank PLC *                               10,153,600         2,731,465
PTT PLC., Ltd. *                                       694,700         2,650,699
                                                                 ---------------
                                                                       5,382,164

Avis Europe PLC *                                    4,265,185         8,041,654
Bodycote International *                             2,229,875         6,367,006
Brambles Industries, Ltd. *                          1,324,100         5,112,985
Geest PLC *                                          1,035,908        10,704,594
Homeserve PLC *                                        275,440         3,343,118
John Wood Group PLC *                                2,950,730         6,940,824
Kidde PLC *                                          3,968,875         8,598,239
Novar PLC *                                          3,513,995         7,835,747
South Staffordshire PLC *                               68,860           905,064
                                                                 ---------------
                                                                      57,849,231
UNITED STATES - 0.06%
Softbrands, Inc. * (a)                                     409               492
Steiner Leisure, Ltd. *                                 10,100           222,200
                                                                 ---------------
                                                                         222,692
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $286,520,046)                          $   380,094,280
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 15.45%
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $61,971,889   $    61,971,889
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $61,971,889)                                               $    61,971,889
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 5.20%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 0.35% to
 be repurchased at $20,852,203 on
 07/01/2004, collateralized by
 $15,955,000 U.S. Treasury Bonds,
 8.125% due 08/15/2019 (valued at
 $21,270,727, including interest)                  $20,852,000   $    20,852,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
 (COST $20,852,000)                                              $    20,852,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (INTERNATIONAL SMALL CAP TRUST)
 (COST $369,343,935) - 115.41%                                   $   462,918,169
LIABILITIES IN EXCESS OF OTHER ASSETS - (15.41)%                     (61,817,540)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $   401,100,629
                                                                 ===============

The Trust had the following five top industry concentrations as of June 30, 2004 (as a percentage of total net assets):

Business Services                9.33%
Banking                          5.83%
Electrical Equipment             5.17%
Electronics                      5.14%
Apparel & Textiles               4.63%

INTERNATIONAL VALUE TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 94.50%

AUSTRALIA - 5.14%
AMP, Ltd. *                                            431,094   $     1,896,806
Iluka Resources, Ltd. *                              3,848,220        12,090,537
John Fairfax Holdings, Ltd. *                        2,531,250         6,562,830
National Australia Bank, Ltd. *                        286,200         5,936,298
Qantas Airways, Ltd., ADR *                          2,693,300         6,589,837
                                                                 ---------------
                                                                      33,076,308
BELGIUM - 0.85%
Belgacom SA *                                          178,400         5,437,070

BERMUDA - 0.69%
ACE, Ltd.                                              105,400         4,456,312

CANADA - 3.82%
Abitibi Consolidated Inc. *                            289,530         1,976,130
Barrick Gold Corp. *                                   566,800        11,237,912
BCE, Inc. *                                            227,000         4,521,035
Husky Energy, Inc.                                     357,580         6,841,658
                                                                 ---------------
                                                                      24,576,735
CAYMAN ISLANDS - 0.94%
XL Capital, Ltd., Class A (a)                           80,200         6,051,892

CHINA - 0.67%
China Telecom Corp., Ltd. H *                       12,364,000         4,319,641

DENMARK - 4.02%
ISS International A/S *                                105,510         5,222,069

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

DEMMARK (CONTINUED)
Vestas Wind Systems AS *                             1,405,450   $    20,672,447
                                                                 ---------------
                                                                      25,894,516
FINLAND - 4.68%
Metso Oyj *                                            634,100         8,032,928
Sampo Oyj, A Shares *                                  627,700         6,101,516
Stora Enso Oyj-R Shares *                              652,490         8,861,995
UPM-Kymmene Oyj *                                      373,900         7,123,197
                                                                 ---------------
                                                                      30,119,636
FRANCE - 5.67%
Aventis SA *                                            83,900         6,341,420
AXA *                                                  465,600        10,265,363
Compagnie Generale des Etablissements
 Michelin, Class B *                                   107,800         5,968,091
Suez SA *                                              292,200         6,089,939
Total SA *                                              41,064         7,838,140
                                                                 ---------------
                                                                      36,502,953
GERMANY - 3.77%
Adidas-Salomon AG *                                     35,740         4,272,078
Bayer AG *                                             248,040         7,160,656
Deutsche Post AG *                                     327,300         7,076,640
E.ON AG *                                               80,000         5,778,664
                                                                 ---------------
                                                                      24,288,038
HONG KONG - 3.97%
Bank of East Asia *                                  1,283,400         3,677,576
Cheung Kong Holdings, Ltd. *                           862,000         6,354,731
China Mobile Hong Kong, Ltd., ADR (a)                  300,600         4,557,096
CLP Holdings, Ltd. *                                   912,100         4,993,355
Hutchison Whampoa, Ltd. *                              872,000         5,953,306
                                                                 ---------------
                                                                      25,536,064
ISRAEL - 1.12%
Check Point Software Technologies, Ltd. * (a)          266,200         7,184,738

ITALY - 1.44%
Eni SPA *                                              465,250         9,248,883

JAPAN - 6.60%
Hitachi, Ltd. *                                        775,000         5,322,832
NEC Corp. *                                            492,000         3,455,631
Nintendo Company, Ltd. *                                69,100         7,994,101
Nippon Telegraph & Telephone Corp., ADR (a)            400,126        10,739,382
Ono Pharmaceutical Company, Ltd. *                     121,000         5,676,803
Sony Corp. *                                           198,800         7,472,386
Takeda Chemical Industries, Ltd. *                      41,800         1,831,103
                                                                 ---------------
                                                                      42,492,238
MEXICO - 1.26%
Telefonos de Mexico SA de CV, ADR, Class L             243,500         8,101,245

NETHERLANDS - 7.17%
Akzo Nobel NV *                                        319,430        11,762,418
ING Groep NV *                                         445,460        10,526,723
Koninklijke (Royal) Philips Electronics NV *           273,608         7,375,525
Reed Elsevier NV *                                     808,900        11,370,601
Wolters Kluwer NV *                                    278,840         5,067,651
                                                                 ---------------
                                                                      46,102,918
NEW ZEALAND - 0.26%
Telecom Corp. of New Zealand, Ltd. *                   444,900         1,654,627

NORWAY - 1.49%
Telenor AS *                                         1,380,700         9,601,890

SINGAPORE - 0.54%
DBS Group Holdings, Ltd. *                             417,000         3,488,526

SOUTH KOREA - 6.30%
Kookmin Bank ADR (a)                                    93,250         2,926,185
Korea Electric Power Corp., ADR (a)                    340,530         3,119,255
Korea Electric Power Corp. *                            89,020         1,432,949
KT Corp., ADR (a)                                      784,500        14,152,380
Samsung Electronics Company *                           32,290        13,329,580
SK Telecom Company, Ltd., ADR (a)                      265,670         5,576,413
                                                                 ---------------
                                                                      40,536,762
SPAIN - 2.84%
Iberdrola SA *                                         343,420         7,257,847
Repsol-YPF SA *                                        351,400         7,704,723
Telefonica SA *                                        223,700         3,310,740
                                                                 ---------------
                                                                      18,273,310
SWEDEN - 3.65%
Atlas Copco AB-A Shares *                              119,300         4,430,554
ForeningsSparbanken AB, Series A *                     244,150         4,671,486
Nordic Baltic Holding-DKK *                            373,998         2,690,765
Nordic Baltic Holding-EUR *                            874,320         6,304,852
Securitas AB-B Shares *                                433,600         5,415,679
                                                                 ---------------
                                                                      23,513,336
SWITZERLAND - 3.07%
Nestle SA *                                             38,000        10,138,190
Swiss Reinsurance Company *                             92,440         6,006,865
UBS AG-USD *                                            51,000         3,595,135
                                                                 ---------------
                                                                      19,740,190
TAIWAN - 1.29%
Chunghwa Telecom Company Ltd., ADR                     471,400         8,315,496

UNITED KINGDOM - 23.25%
Abbey National Benefit Consultants, Ltd. *             813,100         7,565,665
BHP Billiton PLC *                                     694,963         6,028,618
Boots Group PLC *                                      435,000         5,425,651
BP PLC *                                             1,172,800        10,354,451
Brambles Industries, Ltd. *                          1,220,374         4,712,450
Bristish Aerospace Systems PLC *                     2,452,854         9,749,570
British Sky Broadcasting Group PLC *                    49,670           560,091
Cadbury Schweppes PLC *                              1,019,800         8,795,651
GlaxoSmithKline PLC *                                  535,900        10,842,317
Kidde PLC *                                          3,298,300         7,145,494
Lloyds TSB Group PLC *                               1,085,800         8,498,775
National Grid Transco PLC *                            987,200         7,615,157
Pearson PLC *                                          528,800         6,423,037
Rentokil Initial PLC *                               2,367,800         6,202,789

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INTERNATIONAL VALUE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  ------------   ---------------
Rolls-Royce Group PLC *                              1,396,200   $     6,372,228
Shell Transport & Trading Company PLC *              1,193,700         8,753,624
Shire Pharmaceuticals Group *                          871,200         7,604,809
Smiths Group PLC *                                     682,400         9,235,130
Unilever PLC *                                       1,160,290        11,379,888
Vodafone Group PLC *                                 2,886,500         6,318,775
                                                                 ---------------
                                                                     149,584,170
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $533,000,976)                          $   608,097,494
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.50%

GERMANY - 0.50%
Volkswagen AG - Non Voting Preferred *                 110,650         3,202,437
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $3,553,460)                         $     3,202,437
--------------------------------------------------------------------------------

CORPORATE BONDS - 0.08%

FRANCE - 0.08%

AXA
 zero coupon due 12/21/2004                       EUR   22,817           510,286
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $337,420)                            $       510,286
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 18.53%
State Street Navigator Securities
 Lending Prime Portfolio (c)                      $119,259,804   $   119,259,804
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $119,259,804)                                              $   119,259,804
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.85%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 0.35% to
 be repurchased at $31,188,303 on
 07/01/2004, collateralized by
 $23,865,000 U.S. Treasury Bonds,
 8.125% due 08/15/2019 (valued at
 $31,816,102, including interest).                $ 31,188,000   $    31,188,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $31,188,000)                                               $    31,188,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (INTERNATIONAL VALUE TRUST)
 (COST $687,339,659) - 118.46%                                   $   762,258,021
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.46)%                    (118,802,877)
                                                                 ---------------
TOTAL NET ASSETS - 100.00%                                       $   643,455,144
                                                                 ===============

The Trust had the following five top industry concentrations as of June 30, 2004 (as a percentage of total net assets):

Telecommunications Equipment & Services   7.46%
Insurance                                 6.09%
Business Services                         5.64%
Pharmaceuticals                           5.02%
Food & Beverages                          4.71%

QUANTITATIVE MID CAP TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS - 98.68%

APPAREL & Textiles - 2.16%
Coach, Inc.                                             64,800   $     2,928,312
BANKING - 5.75%
Associated Banc-Corp.                                   45,300         1,342,239
First Horizon National Corp. (a)                        44,500         2,023,415
Sovereign Bancorp, Inc.                                110,400         2,439,840
Zions BanCorp                                           32,300         1,984,835
                                                                 ---------------
                                                                       7,790,329
BIOTECHNOLOGY - 2.77%
Invitrogen Corp. *                                      26,000         1,871,740
MGI Pharma, Inc. (a)                                    69,500         1,877,195
                                                                 ---------------
                                                                       3,748,935
BUILDING MATERIALS & CONSTRUCTION - 1.15%
RPM International, Inc.                                102,400         1,556,480

BUSINESS SERVICES - 6.78%
ChoicePoint, Inc. *                                     62,500         2,853,750
Corporate Executive Board Company                       48,700         2,814,373
DST Systems, Inc. * (a)                                 22,600         1,086,834
Global Payments, Inc. (a)                               54,000         2,431,080
                                                                 ---------------
                                                                       9,186,037
COLLEGES & UNIVERSITIES - 1.78%
Apollo Group, Inc., Class A *                           15,100         1,333,179
Career Education Corp.                                  23,800         1,084,328
                                                                 ---------------
                                                                       2,417,507
COMPUTERS & BUSINESS EQUIPMENT - 3.27%
Cognizant Technology Solutions Corp., Class A           68,600         1,743,126
FileNET Corp. * (a)                                     40,600         1,281,742
GTECH Holdings Corp. (a)                                30,300         1,403,193
                                                                 ---------------
                                                                       4,428,061
CONSTRUCTION MATERIALS - 1.32%
Sherwin-Williams Company                                43,100         1,790,805

CONTAINERS & GLASS - 1.55%
Ball Corp.                                              29,100         2,096,655

COSMETICS & TOILETRIES - 1.84%
Alberto Culver Company, Class B                         49,850         2,499,479

CRUDE PETROLEUM & NATURAL GAS - 4.11%
Chesapeake Energy Corp. (a)                            160,600         2,364,032
XTO Energy, Inc.                                       107,825         3,212,107
                                                                 ---------------
                                                                       5,576,139
ELECTRICAL EQUIPMENT - 1.69%
AMETEK, Inc.                                            74,200         2,292,780

ELECTRONICS - 4.30%

Harman International Industries, Inc.                   19,600         1,783,600
Jabil Circuit, Inc. *                                   39,200           987,056
L-3 Communications Holdings, Inc. (a)                   21,400         1,429,520
Zebra Technologies Corp., Class A                       18,700         1,626,900
                                                                 ---------------
                                                                       5,827,076
FINANCIAL SERVICES - 3.16%
Bear Stearns Companies, Inc.                             8,100           682,911
Capital One Financial Corp.                             14,900         1,018,862

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED)  - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                   -----------   ---------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Legg Mason, Inc.                                        28,400   $     2,584,684
                                                                 ---------------
                                                                       4,286,457
FOOD & BEVERAGES - 1.56%
McCormick & Company, Inc.                               30,400         1,033,600
The J.M. Smucker Company                                23,600         1,083,476
                                                                 ---------------
                                                                       2,117,076
GAS & PIPELINE UTILITIES - 3.11%
Kinder Morgan, Inc.                                     39,000         2,312,310
Questar Corp.                                           49,200         1,901,088
                                                                 ---------------
                                                                       4,213,398
HEALTHCARE PRODUCTS - 5.08%
Henry Schein, Inc. *                                    32,900         2,077,306
Varian Medical Systems, Inc. *                          36,500         2,896,275
Wright Medical Group, Inc. *                            53,700         1,911,720
                                                                 ---------------
                                                                       6,885,301
HEALTHCARE SERVICES - 4.49%
Covance, Inc. *                                         56,500         2,179,770
Coventry Health Care, Inc.                              40,000         1,956,000
DaVita, Inc.                                            63,300         1,951,539
                                                                       6,087,309
                                                                 ---------------
HOTELS & RESTAURANTS - 2.76%
Hilton Hotels Corp.                                     75,600         1,410,696
The Cheesecake Factory, Inc. *                          58,700         2,335,673
                                                                 ---------------
                                                                       3,746,369
HOUSEHOLD APPLIANCES - 1.68%
Black & Decker Corp.                                    36,700         2,280,171

INDUSTRIAL MACHINERY - 3.66%
Actuant Corp., Class A (a)                              37,600         1,466,024
Ingersoll-Rand Company, Class A                         16,500         1,127,115
ITT Industries, Inc.                                    28,600         2,373,800
                                                                 ---------------
                                                                       4,966,939
INSURANCE - 7.87%
Fidelity National Financial, Inc.                       53,385         1,993,396
PartnerRe, Ltd.                                         51,800         2,938,614
RenaissanceRe Holdings, Ltd.                            54,100         2,918,695
W.R. Berkley Corp.                                      65,700         2,821,815
                                                                 ---------------
                                                                      10,672,520
INTERNET SOFTWARE - 2.61%
Juniper Networks, Inc. *                                57,105         1,403,070
RSA Security, Inc. * (a)                                61,500         1,258,905
Symantec Corp.                                          19,900           871,222
                                                                 ---------------
                                                                       3,533,197
LEISURE TIME - 0.50%
SCP Pool Corp.                                          15,000           675,000

LIFE SCIENCES - 0.48%
Waters Corp. *                                          13,600           649,808

MEDICAL-HOSPITALS - 1.28%
VCA Antech, Inc. *                                      38,800         1,739,016

NEWSPAPERS - 0.91%
E.W. Scripps Company, Class A                           11,800         1,239,000

PETROLEUM SERVICES - 2.98%
BJ Services Company                                     57,800         2,649,552
Smith International, Inc. *                             24,900         1,388,424
                                                                 ---------------
                                                                       4,037,976
PHARMACEUTICALS - 1.12%
Celgene Corp. * (a)                                     26,400         1,511,664

POLLUTION CONTROL - 1.49%
Republic Services, Inc.                                 69,900         2,022,906

PUBLISHING - 1.01%
Meredith Corp.                                          24,900         1,368,504

RAILROADS & EQUIPMENT - 0.82%
Norfolk Southern Corp.                                  42,000         1,113,840

RETAIL TRADE - 4.02%
Chico's FAS, Inc. *                                     52,900         2,388,964
PETsMART, Inc.                                          40,000         1,298,000
Ross Stores, Inc.                                       65,600         1,755,456
                                                                 ---------------
                                                                       5,442,420
SANITARY SERVICES - 2.89%
Aqua America, Inc.                                     117,475         2,355,373
Ecolab, Inc.                                            49,100         1,556,470
                                                                 ---------------
                                                                       3,911,843
SEMICONDUCTORS - 5.06%
Broadcom Corp., Class A *                               32,600         1,524,702
Marvell Technology Group, Ltd.                          62,400         1,666,080
Microchip Technology, Inc.                              58,000         1,829,320
Semtech Corp. *                                         78,100         1,838,474
                                                                 ---------------
                                                                       6,858,576
SOFTWARE - 1.34%
Mercury Interactive Corp. *                             19,100           951,753
Red Hat, Inc. * (a)                                     37,700           865,969
                                                                 ---------------
                                                                       1,817,722
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.33%
Amdocs, Ltd. *                                          18,900           442,827
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $114,330,039)                          $   133,758,434
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 12.34%
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $16,718,586   $    16,718,586
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $16,718,586)                                               $    16,718,586
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       145

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE MID CAP TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                -------------   -------------
REPURCHASE AGREEMENTS - 3.79%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 1.14% to
 be repurchased at $5,138,163 on
 07/01/2004, collateralized by
 $3,780,000 U.S. Treasury Bonds,
 8.75% due 05/15/2020 (valued at
 $5,244,750, including interest).               $   5,138,000   $   5,138,000
-----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,138,000)                                               $   5,138,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (QUANTITATIVE MID
CAP TRUST)
 (COST $136,186,625) - 114.81%                                  $ 155,615,020
LIABILITIES IN EXCESS OF OTHER ASSETS -
(14.81)%                                                          (20,072,182)
                                                                -------------
TOTAL NET ASSETS - 100.00%                                      $ 135,542,838
                                                                =============

MID CAP CORE TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT           VALUE
                                                -------------   -------------
COMMON STOCKS - 78.53%

APPAREL & TEXTILES - 3.34%
Mohawk Industries, Inc. *                              14,650   $   1,074,284
V.F. Corp.                                             21,500       1,047,050
                                                                -------------
                                                                    2,121,334
AUTO PARTS - 1.04%
Genuine Parts Company                                  16,600         658,688

BANKING - 7.14%
AmSouth BanCorp                                        16,200         412,614
Banknorth Group, Inc.                                  12,100         393,008
City National Corp.                                     6,900         453,330
Comerica, Inc.                                          7,450         408,856
Compass Bancshares, Inc.                                9,950         427,850
Hibernia Corp., Class A                                17,800         432,540
Hudson United Bancorp                                  10,500         391,440
Marshall & Ilsley Corp.                                11,100         433,899
TCF Financial Corp.                                    13,600         789,480
Webster Financial Corp.                                 8,400         394,968
                                                                -------------
                                                                    4,537,985
BUSINESS SERVICES - 7.21%
Affiliated Computer Services, Inc., Class A *           9,500         502,930
Ceridian Corp. *                                       47,900       1,077,750
Certegy, Inc.                                          19,800         768,240
Fair Isaac Corp.                                       16,200         540,756
Pitney Bowes, Inc.                                     12,900         570,825
Valassis Communications, Inc. *                        21,600         658,152
Viad Corp. *                                           17,300         467,273
                                                                -------------
                                                                    4,585,926

CHEMICALS - 3.71%
Engelhard Corp.                                        13,300         429,723
Sigma-Aldrich Corp.                                     9,300         554,373
The Scotts Company, Class A *                          11,700         747,396
Valspar Corp.                                          12,500         630,500
                                                                -------------
                                                                    2,361,992
COMPUTERS & BUSINESS EQUIPMENT - 2.19%
Diebold, Inc.                                          11,000         581,570
Xerox Corp. *                                          56,000         812,000
                                                                -------------
                                                                    1,393,570
CONTAINERS & GLASS - 2.20%
Ball Corp.                                              7,800         561,990
Pactiv Corp. *                                         33,500         835,490
                                                                -------------
                                                                    1,397,480
COSMETICS & TOILETRIES - 2.11%
International Flavors & Fragrances, Inc.               35,900       1,342,660

CRUDE PETROLEUM & NATURAL GAS - 3.81%
Amerada Hess Corp.                                      7,425         587,986
Devon Energy Corp.                                      9,400         620,401
Pioneer Natural Resources Company                      16,400         575,312
XTO Energy, Inc.                                       21,512         640,842
                                                                -------------
                                                                    2,424,541
DOMESTIC OIL - 0.90%
Murphy Oil Corp.                                        7,800         574,860

ELECTRICAL UTILITIES - 2.58%
FPL Group, Inc.                                         9,050         578,747
Wisconsin Energy Corp.                                 32,600       1,063,086
                                                                -------------
                                                                    1,641,833

ELECTRONICS - 2.99%
Agilent Technologies, Inc. *                           17,100         500,688
Amphenol Corp., Class A                                16,500         549,780
L-3 Communications Holdings, Inc. (a)                  12,700         848,360
                                                                -------------
                                                                    1,898,828

FOOD & BEVERAGES - 2.53%
Campbell Soup Company                                  37,800       1,016,064
Tate & Lyle PLC *                                      98,550         589,583
                                                                -------------
                                                                    1,605,647

GAS & PIPELINE UTILITIES - 1.36%
Williams Companies, Inc.                               72,900         867,510

HEALTHCARE SERVICES - 2.35%
IMS Health, Inc.                                       37,500         879,000
Medco Health Solutions, Inc. *                         16,400         615,000
                                                                -------------
                                                                    1,494,000

HOTELS & RESTAURANTS - 0.56%
Outback Steakhouse, Inc.                                8,600         355,696

HOUSEHOLD PRODUCTS - 1.19%
Newell Rubbermaid, Inc.                                32,300         759,050

INDUSTRIAL MACHINERY - 3.49%
Cooper Cameron Corp. *                                 11,100         540,570
Dover Corp.                                            29,500       1,241,950
ITT Industries, Inc.                                    5,300         439,900
                                                                -------------
                                                                    2,222,420

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP CORE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  -------------    -------------
COMMON STOCKS (CONTINUED)

INSURANCE - 2.00%
ACE, Ltd.                                                14,900    $     629,972
Principal Financial Group, Inc.                          18,400          639,952
                                                                   -------------
                                                                       1,269,924

INTERNATIONAL OIL - 0.81%
Noble Corp. *                                            13,600          515,304

LEISURE TIME - 1.01%
Brunswick Corp.                                          15,750          642,600

LIFE SCIENCES - 1.07%
Waters Corp. *                                           14,175          677,282

LIQUOR - 1.37%
Heineken NV *                                            26,529          872,827

MANUFACTURING - 5.06%
Mettler-Toledo International, Inc. *                     15,600          766,584
Pentair, Inc.                                            19,900          669,436
Rockwell Automation, Inc                                 14,100          528,891
Roper Industries, Inc. (a)                               11,800          671,420
SPX Corp.                                                12,500          580,500
                                                                   -------------
                                                                       3,216,831

NEWSPAPERS - 0.42%
Lee Enterprises, Inc.                                     5,600          268,856

OFFICE FURNISHINGS & SUPPLIES - 0.85%
Herman Miller, Inc.                                      18,600          538,284

PAPER - 1.13%
Georgia-Pacific Corp.                                    19,400          717,412

PHARMACEUTICALS - 1.29%
AmerisourceBergen Corp.                                  13,670          817,193

POLLUTION CONTROL - 1.69%
Republic Services, Inc.                                  37,200        1,076,568

PUBLISHING - 1.07%
The New York Times Company, Class A                      15,250          681,828

RETAIL GROCERY - 2.20%
Safeway, Inc. *                                          18,900          478,926
The Kroger Company *                                     50,400          917,280
                                                                   -------------
                                                                       1,396,206

RETAIL TRADE - 0.74%
Family Dollar Stores, Inc.                               15,400          468,468

SEMICONDUCTORS - 3.38%
ASML Holding NV *                                        33,000          564,630
Emulex Corp. * (a)                                       40,400          578,124
Microchip Technology, Inc.                               18,800          592,952
Xilinx, Inc.                                             12,400          413,044
                                                                   -------------
                                                                       2,148,750

SOFTWARE - 1.62%
Computer Associates International, Inc.                  36,700        1,029,802

TELEPHONE - 0.86%
CenturyTel, Inc.                                         18,300          549,732

TOYS, AMUSEMENTS & SPORTING GOODS - 1.26%
Mattel, Inc.                                             44,050    $     803,911
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $44,208,085)                             $  49,935,798
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 1.69%
State Street Navigator Securities
 Lending Prime Portfolio (c)                      $   1,073,874    $   1,073,874
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,073,874)                                                  $   1,073,874
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 21.09%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 1.30% to
 be repurchased at $13,416,484 on
 07/01/2004, collateralized by
 $13,975,000 Federal National
 Mortgage Association, 2.07% due
 09/29/2006 (valued at $13,687,297,
 including interest)                              $  13,416,000    $  13,416,000
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost $13,416,000)                                                 $  13,416,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (MID CAP CORE TRUST)
 (COST $58,697,958) - 101.31%                                      $  64,425,672
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.31)%                         (836,131)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $  63,589,541
                                                                   =============

GLOBAL TRUST

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                    -------------   -------------
COMMON STOCKS - 94.41%

AUSTRALIA - 2.29%
APN News & Media *                                        614,301   $   1,801,943
Brambles Industries, Ltd. *                               340,700       1,420,923
Lend Lease Corp. *                                        165,600       1,183,316
National Australia Bank, Ltd. *                            41,100         852,487
Qantas Airways, Ltd., ADR *                             1,343,806       3,287,960
                                                                    -------------
                                                                        8,546,629
BERMUDA - 2.93%
Accenture, Ltd., Class A *                                 77,649       2,133,795
ACE, Ltd.                                                 129,265       5,465,324
Willis Group Holdings, Ltd.                                89,800       3,363,010
                                                                    -------------
                                                                       10,962,129
BRAZIL - 0.49%
Aracruz Celulose SA, ADR (a)                               35,600       1,162,696
Companhia Vale Do Rio Doce, ADR                            13,910         661,420
                                                                    -------------
                                                                        1,824,116
CANADA - 1.91%
Abitibi Consolidated Inc. *                               489,639       3,341,934
Canadian Natural Resources, Ltd. *                        126,540       3,780,342
                                                                    -------------
                                                                        7,122,276

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                   -------------   -------------
COMMON STOCK (CONTINUED)

CAYMAN ISLANDS - 1.21%
XL Capital, Ltd., Class A                                 60,150   $   4,538,919

CHINA - 0.01%
China Telecom Corp., Ltd. H *                             80,000          27,950

FINLAND - 1.41%
Sampo Oyj, A Shares *                                    164,300       1,597,067
Stora Enso Oyj-R Shares *                                270,000       3,667,089
                                                                   -------------
                                                                       5,264,156
FRANCE - 4.66%
Aventis SA *                                              60,400       4,565,218
Axa-sponsored ADR (a)                                        340           7,527
Suez SA *                                                186,500       3,886,974
Total SA *                                                33,679       6,428,519
Valeo SA *                                                60,520       2,524,889
                                                                   -------------
                                                                      17,413,127

GERMANY - 3.43%
BASF AG *                                                 35,860       1,921,529
Bayer AG *                                                99,910       2,884,298
Deutsche Post AG *                                       113,430       2,452,500
E.ON AG *                                                 51,180       3,696,901
Muenchener Rueckversicherungs-
 Gesellschaft AG *                                        17,075       1,853,195
                                                                   -------------
                                                                      12,808,423

HONG KONG - 4.86%
Cheung Kong Holdings, Ltd. *                           1,066,000       7,858,635
China Mobile (Hong Kong), Ltd. *                         416,500       1,260,228
CNOOC, Ltd. *                                          4,437,500       1,877,476
Hutchison Whampoa, Ltd. *                                535,000       3,652,544
Shangri-La Asia, Ltd. *                                1,336,000       1,301,794
Sun Hung Kai Properties, Ltd. *                          110,000         902,599
Swire Pacific, Ltd., Class A *                           203,500       1,317,583
                                                                   -------------
                                                                      18,170,859

ISRAEL - 1.25%
Check Point Software Technologies, Ltd. *                172,400       4,653,076

ITALY - 0.97%
Eni SPA *                                                183,000       3,637,927

JAPAN - 10.66%
Canon, Inc. *                                             54,000       2,839,636
Hitachi, Ltd. *                                          766,000       5,261,018
Kyocera Corp. *                                           34,600       2,930,139
Nintendo Company, Ltd. *                                  34,200       3,956,559
Nippon Telegraph & Telephone Corp., ADR (a)              118,593       3,183,036
Nippon Telegraph & Telephone Corp. *                       1,400       7,464,447
Nomura Securities Company, Ltd. *                        321,000       4,741,095
Ono Pharmaceutical Company, Ltd. *                        32,500       1,524,761
Sompo Japan Insurance *                                  435,000       4,435,731
Sony Corp. *                                              87,600       3,292,661
Takeda Chemical Industries, Ltd. *                         5,300         232,173
                                                                   -------------
                                                                      39,861,256

MEXICO - 1.11%
Cemex SA, ADR                                             49,200       1,431,720
Grupo Financiero Bancomer, SA de CV *                  2,588,104       2,703,772
                                                                   -------------
                                                                       4,135,492

NETHERLANDS - 4.55%
Akzo Nobel NV *                                           89,320       3,289,043
Koninklijke (Royal) Philips Electronics NV *             122,680       3,307,029
Reed Elsevier NV *                                       186,182       2,617,136
Royal Dutch Petroleum Company *                          151,600       7,789,123
                                                                   -------------
                                                                      17,002,331

NEW ZEALAND - 0.30%
Telecom Corp. of New Zealand, Ltd. *                     305,358       1,135,657

PHILIPPINES - 0.80%
Ayala Corp. *                                         16,696,320       1,696,418
Ayala Land, Inc. *                                    12,625,300       1,305,289
                                                                   -------------
                                                                       3,001,707

PORTUGAL - 0.44%
Portugal Telecom, SGPS, SA *                             151,499       1,636,877

SINGAPORE - 1.04%
DBS Group Holdings, Ltd. *                               466,000       3,898,449

SOUTH KOREA - 7.14%
Hana Bank *                                              132,400       2,795,811
Kookmin Bank ADR (a)                                     151,415       4,751,403
KT Corp. *                                               111,600       3,732,878
Posco, Ltd. *                                             14,440       1,862,017
Samsung Electronics Company *                             13,530       5,585,296
Shinhan Financial Group Company, Ltd. *                  116,650       1,695,993
SK Telecom Company, Ltd., ADR (a)                        297,762       6,250,024
                                                                   -------------
                                                                      26,673,422

SPAIN - 1.72%
Iberdrola SA *                                           125,532       2,652,997
Repsol-YPF SA *                                          172,600       3,784,391
                                                                   -------------
                                                                       6,437,388

SWEDEN - 0.32%
Securitas AB-B Shares *                                   96,400       1,204,039

SWITZERLAND - 3.94%
Nestle SA *                                               24,961       6,659,457
Novartis AG *                                             79,310       3,500,181
Swiss Reinsurance Company *                               56,840       3,693,533
UBS AG-USD *                                              12,460         878,341
                                                                   -------------
                                                                      14,731,512

TAIWAN - 1.45%
Cathay Financial Holdings Company, Ltd. *              1,205,000       2,168,427
Chunghwa Telecom Company Ltd., ADR                        88,300       1,557,612
Compal Electronics, Inc. *                               549,000         596,029
Taiwan Semiconductor
 Manufacturing Company, Ltd. *                           770,085       1,108,629
                                                                   -------------
                                                                       5,430,697

UNITED KINGDOM - 15.28%
Amvescap PLC *                                           354,150       2,414,067
AstraZeneca Group PLC *                                   81,302       3,646,491

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------    -------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)
BHP Billiton PLC *                                       209,894    $   1,820,774
BP PLC *                                                 836,414        7,384,557
Bristish Aerospace Systems PLC *                         443,184        1,761,562
British Land Company PLC *                               129,396        1,626,827
British Sky Broadcasting Group PLC *                      21,000          236,801
Cadbury Schweppes PLC *                                  188,770        1,628,118
GKN PLC *                                                695,052        3,156,452
GlaxoSmithKline PLC *                                    263,185        5,324,753
HSBC Holdings PLC *                                       75,006        1,115,023
National Grid Transco PLC *                              185,800        1,433,242
Pearson PLC *                                            355,622        4,319,541
Rentokil Initial PLC *                                   542,100        1,420,108
Rolls-Royce Group PLC *                                  744,600        3,398,339
Royal Bank of Scotland PLC *                              84,172        2,423,217
Shell Transport & Trading Company PLC *                  186,062        1,364,427
Smiths Group PLC *                                       106,900        1,446,711
Unilever PLC *                                           412,814        4,048,796
Vodafone Group PLC *                                   2,542,353        5,565,410
Yell Group PLC *                                         257,000        1,606,244
                                                                    -------------
                                                                       57,141,460

UNITED STATES - 20.24%
Abbott Laboratories                                       27,100        1,104,596
American International Group, Inc.                        27,570        1,965,190
AmerisourceBergen Corp.                                  106,624        6,373,983
BMC Software, Inc. *                                     164,363        3,040,715
Boeing Company                                            45,040        2,301,094
Bristol-Myers Squibb Company                             147,500        3,613,750
Cadence Design Systems, Inc. *                           305,656        4,471,747
CIGNA Corp.                                               65,241        4,489,233
Dow Chemical Company                                     138,759        5,647,491
Electronic Data Systems Corp. (a)                        208,500        3,992,775
Federal Home Loan Mortgage Corp.                          37,686        2,385,524
H & R Block, Inc.                                         52,207        2,489,230
Hospira, Inc. *                                            2,710           74,796
Hubbell, Inc., Class B                                    27,800        1,298,538
King Pharmaceuticals, Inc. *                             140,700        1,611,015
Maxtor Corp. * (a)                                       367,550        2,436,856
Merrill Lynch & Company, Inc.                             63,783        3,443,006
Noble Corp. *                                             50,300        1,905,867
Pactiv Corp. *                                            58,591        1,461,260
Pfizer, Inc.                                              26,152          896,491
R.R. Donnelley & Sons Company                             95,900        3,166,618
Raytheon Company                                          83,100        2,972,487
TECO Energy, Inc. (a)                                    165,600        1,985,544
Tenet Healthcare Corp. *                                 421,174        5,647,943
The DIRECTV Group, Inc. *                                159,500        2,727,450
Time Warner, Inc. *                                       75,100        1,320,258
Toys R Us, Inc. *                                        117,978        1,879,390
Western Digital Corp. *                                  113,200          980,312
                                                                    -------------
                                                                       75,683,159
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $331,852,256)                             $ 352,943,033
---------------------------------------------------------------------------------

PREFERRED STOCKS - 0.89%

GERMANY - 0.89%
Volkswagen AG - Non Voting Preferred *                   114,890        3,325,151
---------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $3,949,867)                            $   3,325,151
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 15.80%
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $  59,087,378    $  59,087,378
---------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $59,087,378)                                                  $  59,087,378
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.33%
Repurchase Agreement with State Street
 Corp. dated 06/30/2004 at 0.35% to
 be repurchased at $12,463,121 on
 07/01/2004, collateralized by
 $9,540,000 U.S. Treasury Bonds,
 8.125% due 08/15/2019 (valued at
 $12,718,442, including interest).                 $  12,463,000    $  12,463,000
---------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost $12,463,000)                                                  $  12,463,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (GLOBAL TRUST)
 (COST $407,352,501) - 114.43%                                      $ 427,818,562
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.43)%                      (53,962,944)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 373,855,618
                                                                    =============

The Trust had the following five top industry concentrations as of June 30, 2004 (as a percentage of total net assets):

Insurance                                        8.55%

Pharmaceuticals                                  6.77%

Financial Services                               5.56%

Business Services                                4.76%

Banking                                          4.67%

STRATEGIC GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCKS - 96.24%

ADVERTISING - 0.89%
Getty Images, Inc. *                                      20,800   $   1,248,000
Lamar Advertising Company *                                9,330         404,456
Monster Worldwide, Inc. * (a)                             44,650       1,148,398
                                                                   -------------
                                                                       2,800,854

AIR TRAVEL - 0.21%
Southwest Airlines Company                                39,460         661,744

APPAREL & TEXTILES - 0.89%
Reebok International, Ltd.                                77,400       2,784,852

BANKING - 0.45%
Northern Trust Corp.                                      33,330       1,409,192

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    -------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 2.66%
Amgen, Inc. *                                             84,930    $   4,634,630
Genzyme Corp. *                                           78,730        3,726,291
                                                                    -------------
                                                                        8,360,921

BROADCASTING - 4.90%
Clear Channel Communications, Inc.                        62,420        2,306,419
Cox Communications, Inc., Class A *                      105,560        2,933,512
Cox Radio, Inc., Class A *                                35,460          616,295
Entercom Communications Corp. *                           17,570          655,361
Univision Communications, Inc., Class A *                 57,250        1,827,993
Viacom, Inc., Class B                                    145,600        5,200,832
Westwood One, Inc. *                                      78,670        1,872,346
                                                                    -------------
                                                                       15,412,758

BUSINESS SERVICES - 2.19%
Accenture, Ltd., Class A *                                67,100        1,843,908
VERITAS Software Corp. *                                 182,080        5,043,616
                                                                    -------------
                                                                        6,887,524

CABLE AND TELEVISION - 2.45%
Comcast Corp.-Special Class A *                          183,380        5,063,122
EchoStar Communications Corp., Class A *                  32,610        1,002,758
Time Warner, Inc. *                                       92,690        1,629,490
                                                                    -------------
                                                                        7,695,370

CELLULAR COMMUNICATIONS - 0.54%
Vodafone Group PLC - ADR (a)                              77,642        1,715,888

COLLEGES & UNIVERSITIES - 0.17%
Career Education Corp.                                    11,800          537,608
COMPUTERS & BUSINESS EQUIPMENT - 4.84%
Dell, Inc. *                                             184,870        6,622,043
Foundry Networks, Inc. * (a)                              82,960        1,167,247
International Business Machines Corp.                     64,890        5,720,054
Network Appliance, Inc. *                                 79,000        1,700,870
                                                                    -------------
                                                                       15,210,214

COSMETICS & TOILETRIES - 0.85%
Avon Products, Inc.                                       57,980        2,675,197

ELECTRICAL EQUIPMENT - 5.10%
Cooper Industries, Ltd., Class A                          33,430        1,986,076
Emerson Electric Company                                  44,240        2,811,452
General Electric Company                                 293,820        9,519,768
Molex, Inc. (a)                                           53,180        1,706,015
                                                                    -------------
                                                                       16,023,311

ELECTRONICS - 0.50%
Amphenol Corp., Class A                                   23,420          780,354
Samsung Electronics Company, Ltd., GDR                     3,800          781,850
                                                                    -------------
                                                                        1,562,204

FINANCIAL SERVICES - 4.19%
Citigroup, Inc.                                          116,250        5,405,625
Fiserv, Inc. *                                            41,700        1,621,713
MBNA Corp.                                                75,270        1,941,213
Mellon Financial Corp.                                    44,170        1,295,506
Merrill Lynch & Company, Inc.                             22,540        1,216,709
The Goldman Sachs Group, Inc.                             18,140        1,708,063
                                                                    -------------
                                                                       13,188,829

FOOD & BEVERAGES - 0.78%
PepsiCo, Inc.                                             45,320        2,441,842

HEALTHCARE PRODUCTS - 5.24%
Johnson & Johnson                                        223,950       12,474,015
Medtronic, Inc.                                           81,880        3,989,194
                                                                    -------------
                                                                       16,463,209

HEALTHCARE SERVICES - 0.62%
HCA, Inc.                                                 46,700        1,942,253

HOTELS & RESTAURANTS - 0.46%
Outback Steakhouse, Inc. (a)                              34,880        1,442,637

INDUSTRIAL MACHINERY - 0.37%
Parker-Hannifin Corp.                                     19,490        1,158,875

INSURANCE - 3.67%
ACE, Ltd.                                                 18,760          793,173
American International Group, Inc.                       104,090        7,419,535
Hartford Financial Services Group, Inc.                   48,340        3,322,892
                                                                    -------------
                                                                       11,535,600

INTERNET RETAIL - 1.54%
eBay, Inc.                                                18,200        1,673,490
InterActiveCorp * (a)                                    105,690        3,185,497
                                                                    -------------
                                                                        4,858,987

INTERNET SOFTWARE - 5.10%
Akamai Technologies, Inc. * (a)                           43,210          775,619
Cisco Systems, Inc. *                                    452,950       10,734,915
Networks Associates, Inc. *                               34,920          633,100
Symantec Corp.                                            89,200        3,905,176
                                                                    -------------
                                                                       16,048,810

LEISURE TIME - 2.54%
Carnival Corp.                                            99,000        4,653,000
Royal Caribbean Cruises, Ltd. (a)                         47,200        2,048,952
The Walt Disney Company                                   50,300        1,282,147
                                                                    -------------
                                                                        7,984,099

LIFE SCIENCES - 0.41%
Waters Corp. *                                            27,100        1,294,838

MANUFACTURING - 3.28%
Danaher Corp.                                             33,800        1,752,530
Eaton Corp.                                               10,380          672,001
Illinois Tool Works, Inc.                                 18,640        1,787,390
Tyco International, Ltd.                                 183,910        6,094,777
                                                                    -------------
                                                                       10,306,698

PHARMACEUTICALS - 8.87%
Abbott Laboratories                                      124,620        5,079,511
Elan Corp. PLC, ADR * (a)                                 89,000        2,201,860
Eli Lilly & Company                                       75,100        5,250,241
Gilead Sciences, Inc. *                                   58,350        3,909,450
Pfizer, Inc.                                             182,484        6,255,551

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC GROWTH TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    -------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Wyeth                                                    143,210    $   5,178,474
                                                                    -------------
                                                                       27,875,087

RETAIL TRADE - 7.65%
Best Buy Company, Inc.                                    29,800        1,512,052
Circuit City Stores-Circuit City Group                    56,300          729,085
CVS Corp.                                                 76,220        3,202,764
Hot Topic, Inc. (a)                                       64,990        1,331,645
Kohl's Corp. *                                           111,540        4,715,911
Pacific Sunwear of California, Inc. (a)                   64,550        1,263,244
Rite Aid Corp. * (a)                                     137,490          717,698
Staples, Inc.                                             56,900        1,667,739
Target Corp.                                             108,330        4,600,775
Wal-Mart Stores, Inc.                                     81,960        4,324,210
                                                                    -------------
                                                                       24,065,123

SEMICONDUCTORS - 7.16%
Analog Devices, Inc.                                      94,580        4,452,827
Applied Materials, Inc. *                                 95,300        1,869,786
Linear Technology Corp.                                   54,670        2,157,825
Marvell Technology Group, Ltd.                            62,020        1,655,934
Maxim Integrated Products, Inc.                           33,320        1,746,634
Novellus Systems, Inc. *                                  54,130        1,701,847
NVIDIA Corp. *                                            34,600          709,300
PMC-Sierra, Inc. *                                       205,000        2,941,750
Texas Instruments, Inc.                                   93,980        2,272,436
Xilinx, Inc.                                              90,610        3,018,219
                                                                    -------------
                                                                       22,526,558

SOFTWARE - 8.45%
Ascential Software Corp. * (a)                            50,300          804,297
BEA Systems, Inc. *                                       64,810          532,738
Computer Associates International, Inc.                  103,200        2,895,792
Manhattan Associates, Inc. * (a)                          16,090          496,859
Mercury Interactive Corp. * (a)                           61,590        3,069,030
Microsoft Corp.                                          449,920       12,849,715
Oracle Corp. *                                           277,740        3,313,438
Red Hat, Inc. *                                          112,900        2,593,313
                                                                    -------------
                                                                       26,555,182

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 5.53%

ADTRAN, Inc. (a)                                          55,820        1,862,714
Amdocs, Ltd. *                                            83,270        1,951,016
Andrew Corp. * (a)                                       113,610        2,273,336
Comverse Technology, Inc. * (a)                          136,000        2,711,840
Corning, Inc. *                                          198,870        2,597,242
Lucent Technologies, Inc. * (a)                          142,900          540,162
Nokia Oyj-sponsored ADR                                   56,560          822,382
Nortel Networks Corp. *                                  282,350        1,408,927
Telefonaktiebolaget LM Ericsson, ADR * (a)               107,700        3,222,384
                                                                    -------------
                                                                       17,390,003

TELEPHONE - 0.18%
Sprint Corp. (FON Group)                                  32,185          566,456

TRAVEL SERVICES - 1.68%
American Express Company                                 102,680        5,275,698

TRUCKING & FREIGHT - 1.88%
Fedex Corp.                                               37,120        3,032,333
United Parcel Service, Inc., Class B                      38,320        2,880,514
                                                                    -------------
                                                                        5,912,847
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $283,777,656)                             $ 302,571,268
---------------------------------------------------------------------------------

PREFERRED STOCKS - 0.97%

BROADCASTING - 0.97%
The News Corp., Ltd., ADR                                 92,700        3,047,976
---------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $3,247,248)                            $   3,047,976
---------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 14.73%

Federal National Mortgage Association
 Discount Notes
 1.25% due 07/01/2004                              $  23,587,000    $  23,587,000
State Street Navigator Securities
 Lending Prime Portfolio (c)                       $  22,722,804    $  22,722,804
---------------------------------------------------------------------------------

TOTAL SHORT TERM INVESTMENTS
(Cost $46,309,804)                                                  $  46,309,804
---------------------------------------------------------------------------------

TOTAL INVESTMENTS (STRATEGIC GROWTH TRUST)
 (COST $333,334,708) - 111.94%                                      $ 351,929,048

LIABILITIES IN EXCESS OF OTHER ASSETS - (11.94)%                      (37,548,262)
                                                                    -------------

TOTAL NET ASSETS - 100.00%                                          $ 314,380,786
                                                                    =============

CAPITAL APPRECIATION TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------    -------------
COMMON STOCKS - 98.04%

BIOTECHNOLOGY - 3.87%
Amgen, Inc. *                                             54,800    $   2,990,436
Genentech, Inc.                                           65,700        3,692,340
MedImmune, Inc. *                                         55,100        1,289,340
                                                                    -------------
                                                                        7,972,116

BROADCASTING - 2.05%
Univision Communications, Inc., Class A *                 96,400        3,078,052
Viacom, Inc., Class B                                     32,100        1,146,612
                                                                    -------------
                                                                        4,224,664

BUSINESS SERVICES - 1.94%
Electronic Arts, Inc.                                     73,300        3,998,515

CABLE AND TELEVISION - 0.89%
The DIRECTV Group, Inc. *                                106,700        1,824,570

CELLULAR COMMUNICATIONS - 0.08%
Vodafone Group PLC - ADR (a)                               7,000          154,700

COLLEGES & UNIVERSITIES - 1.60%
Apollo Group, Inc., Class A *                             37,400        3,302,046

COMPUTERS & BUSINESS EQUIPMENT - 6.52%
Apple Computer, Inc. *                                    82,700        2,691,058

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------    -------------
COMMON STOCKS (CONTINUED)

COMPUTER & BUSINESS EQUIPMENT (CONTINUED)
Dell, Inc. *                                             138,800    $   4,971,816
EMC Corp. *                                              102,500        1,168,500
International Business Machines Corp.                     40,500        3,570,075
Lexmark International, Inc. *                             10,500        1,013,565
                                                                    -------------
                                                                       13,415,014

COSMETICS & TOILETRIES - 3.08%
Avon Products, Inc.                                       61,200        2,823,768
Estee Lauder Companies, Inc., Class A                     31,300        1,526,814
The Procter & Gamble Company                              36,400        1,981,616
                                                                    -------------
                                                                        6,332,198

ELECTRICAL EQUIPMENT - 3.02%
General Electric Company                                 192,200        6,227,280

ELECTRONICS - 2.71%
Agilent Technologies, Inc. *                             129,000        3,777,120
Harman International Industries, Inc.                     19,700        1,792,700
                                                                    -------------
                                                                        5,569,820

FINANCIAL SERVICES - 7.86%
Citigroup, Inc.                                           92,200        4,287,300
J.P. Morgan Chase & Company                              124,700        4,834,619
Merrill Lynch & Company, Inc.                             40,200        2,169,996
State Street Corp.                                        50,400        2,471,616
The Goldman Sachs Group, Inc.                             25,600        2,410,496
                                                                    -------------
                                                                       16,174,027

FOOD & BEVERAGES - 2.28%
Starbucks Corp. *                                        108,100        4,700,188

HEALTHCARE PRODUCTS - 2.30%
Alcon, Inc.                                               18,300        1,439,295
Guidant Corp.                                             35,800        2,000,504
Medtronic, Inc.                                           26,800        1,305,696
                                                                    -------------
                                                                        4,745,495

INSURANCE - 1.52%
American International Group, Inc.                        44,000        3,136,320

INTERNATIONAL OIL - 0.12%
Weatherford International, Ltd. *                          5,500          247,390

INTERNET CONTENT - 2.96%
Yahoo!, Inc.                                             167,700        6,092,541

INTERNET RETAIL - 3.66%
eBay, Inc.                                                59,200        5,443,440
InterActiveCorp *                                         69,600        2,097,744
                                                                    -------------
                                                                        7,541,184

INTERNET SOFTWARE - 3.88%
Cisco Systems, Inc. *                                    253,900        6,017,430
Symantec Corp.                                            44,900        1,965,722
                                                                    -------------
                                                                        7,983,152

PETROLEUM SERVICES - 5.94%
BJ Services Company                                       73,700        3,378,408
Schlumberger, Ltd.                                        71,700        4,553,667
Smith International, Inc. *                               19,600        1,092,896
Total SA-sponsored ADR                                    33,300        3,199,464
                                                                    -------------
                                                                       12,224,435

PHARMACEUTICALS - 11.65%
Allergan, Inc.                                            30,000        2,685,600
AstraZeneca PLC, ADR                                      48,000        2,190,720
Caremark Rx, Inc. *                                       97,100        3,198,474
Eli Lilly & Company                                       47,300        3,306,743
Gilead Sciences, Inc. *                                   49,600        3,323,200
Ivax Corp. *                                              27,600          662,124
Novartis AG, ADR                                          50,200        2,233,900
Pfizer, Inc.                                             111,920        3,836,618
Roche Holdings, Ltd.-sponsored ADR                        25,800        2,554,455
                                                                    -------------
                                                                       23,991,834

RETAIL GROCERY - 2.70%
The Kroger Company *                                     105,700    $   1,923,740
Whole Foods Market, Inc. (a)                              38,100        3,636,645
                                                                    -------------
                                                                        5,560,385

RETAIL TRADE - 8.93%
Bed Bath & Beyond, Inc. *                                102,900        3,956,505
Chico's FAS, Inc. *                                       62,700        2,831,532
Costco Wholesale Corp.                                    51,800        2,127,426
Kohl's Corp. *                                            17,400          735,672
Lowe's Companies, Inc.                                    54,500        2,863,975
Target Corp.                                              67,600        2,870,972
Tiffany & Company                                         81,200        2,992,220
                                                                    -------------
                                                                       18,378,302

SEMICONDUCTORS - 9.55%
Intel Corp.                                              249,000        6,872,400
Marvell Technology Group, Ltd.                           120,000        3,204,000
Maxim Integrated Products, Inc.                           55,000        2,883,100
National Semiconductor Corp.                              93,700        2,060,463
Texas Instruments, Inc.                                  191,800        4,637,724
                                                                    -------------
                                                                       19,657,687

SOFTWARE - 6.11%
Mercury Interactive Corp. *                               37,300        1,858,659
Microsoft Corp.                                          228,400        6,523,104
SAP AG, ADR                                              100,200        4,189,362
                                                                    -------------
                                                                       12,571,125

TELECOMMUNICATIONS EQUIPMENT &

SERVICES - 0.41%
Amdocs, Ltd. *                                            36,300          850,509

TRAVEL SERVICES - 2.41%
American Express Company                                  96,600        4,963,308
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $175,675,092)                             $ 201,838,805
---------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 2.80%

American Express Credit Corp.
 1.23% due 07/01/2004                              $   3,911,000    $   3,911,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CAPITAL APPRECIATION TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------    -------------
SHORT TERM INVESTMENT (CONTINUED)

State Street Navigator Securities Lending
Prime Portfolio (c)                                $   1,858,675    $   1,858,675
---------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $5,769,675)                                                  $   5,769,675
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (CAPITAL APPRECIATION TRUST)
 (COST $181,444,767) - 100.84%                                      $ 207,608,480

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.84)%                        (1,724,173)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 205,884,307
                                                                    =============

U.S. GLOBAL LEADERS GROWTH TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------    -------------
COMMON STOCKS - 96.76%

BIOTECHNOLOGY - 2.02%
Genzyme Corp. * (a)                                        2,300    $     108,859

BUSINESS SERVICES - 3.89%
Automatic Data Processing, Inc.                            5,000          209,400

COMPUTERS & BUSINESS EQUIPMENT - 6.39%
Dell, Inc. *                                               9,600          343,872

COSMETICS & TOILETRIES - 13.71%
Colgate-Palmolive Company                                  4,600          268,870
The Gillette Company                                       5,400          228,960
The Procter & Gamble Company                               4,400          239,536
                                                                    -------------
                                                                          737,366

FINANCIAL SERVICES - 4.29%
State Street Corp. (a)                                     4,700          230,488

FOOD & BEVERAGES - 16.50%
Anheuser-Busch Companies, Inc.                             4,900          264,600
Starbucks Corp. *                                          4,400          191,312
The Coca-Cola Company                                      4,800          242,304
William Wrigley Jr. Company (a)                            3,000          189,150
                                                                    -------------
                                                                          887,366

HEALTHCARE PRODUCTS - 8.70%
Johnson & Johnson                                          4,200          233,940
Medtronic, Inc.                                            4,800          233,856
                                                                    -------------
                                                                          467,796

INSURANCE - 7.43%
American International Group, Inc.                         3,700          263,736
Marsh & McLennan Companies, Inc.                           3,000          136,140
                                                                    -------------
                                                                          399,876

PHARMACEUTICALS - 5.04%
Pfizer, Inc.                                               7,900          270,812

RETAIL TRADE - 18.18%
Home Depot, Inc.                                           7,500          264,000
Staples, Inc.                                             11,000          322,410
Tiffany & Company (a)                                      4,900          180,565
Wal-Mart Stores, Inc.                                      4,000          211,040
                                                                    -------------
                                                                          978,015

SOFTWARE - 5.58%
Microsoft Corp.                                           10,500          299,880

TRUCKING & FREIGHT - 5.03%
United Parcel Service, Inc., Class B                       3,600          270,612
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $5,110,486)                               $   5,204,342
---------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 10.41%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $     560,050    $     560,050
---------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $560,050)                                                   $     560,050
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.25%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $336,003 on
  07/01/2004, collateralized by
  $265,000 U.S. Treasury Bonds, 8% due
  11/15/2021 (valued at $348,019,
  including interest)                              $     336,000    $     336,000
---------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $336,000)                                                     $     336,000
---------------------------------------------------------------------------------

TOTAL INVESTMENTS (U.S. GLOBAL LEADERS
GROWTH TRUST)
  (COST $6,006,536) - 113.42%                                       $   6,100,392

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.42)%                         (721,707)
                                                                    -------------

TOTAL NET ASSETS - 100.00%                                          $   5,378,685
                                                                    =============

QUANTITATIVE ALL CAP TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------    -------------
COMMON STOCKS - 100.18%

AEROSPACE - 1.69%
Orbital Sciences Corp., Class A * (a)                     96,000    $   1,325,760
United Technologies Corp.                                 46,600        4,262,968
                                                                    -------------
                                                                        5,588,728

AIR FREIGHT - 0.33%
ExpressJet Holdings, Inc. * (a)                           88,400        1,073,176

APPAREL & TEXTILES - 2.61%
Coach, Inc.                                               11,100          501,609
Phillips Van Heusen Corp. (a)                             52,700        1,014,475
Quiksilver, Inc. *                                       204,700        4,873,907
Wolverine World Wide, Inc. (a)                            84,200        2,210,250
                                                                    -------------
                                                                        8,600,241

AUTOMOBILES - 1.76%
General Motors Corp.                                     124,700        5,809,773

BANKING - 5.78%
Bank of America Corp.                                     80,600        6,820,372
Doral Financial Corp. (a)                                 77,200        2,663,400
Flagstar Bancorp, Inc.                                   180,200        3,582,376
KeyCorp                                                   70,700        2,113,223

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------    -------------

COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Oriental Financial Group, Inc. (a)                        60,600    $   1,640,442
Unibanco - Uniao De Bancos Brasileiros SA,
 GDR                                                     114,600        2,265,642
                                                                    -------------
                                                                       19,085,455

BROADCASTING - 0.41%
Viacom, Inc., Class B                                     38,300        1,368,076
BUSINESS SERVICES - 2.25%
Accenture, Ltd., Class A *                                33,400          917,832
AMERCO, Inc. *                                            12,800          302,848
Cendant Corp.                                            236,200        5,782,176
Tier Technologies Inc., Class B *                         44,584          434,248
                                                                    -------------
                                                                        7,437,104

CELLULAR COMMUNICATIONS - 0.68%
Nextel Communications, Inc., Class A *                    83,500        2,226,110

CHEMICALS - 0.62%
Crompton Corp.                                           157,800          994,140
E.I. Du Pont De Nemours & Company                         23,800        1,057,196
                                                                    -------------
                                                                        2,051,336

COMPUTERS & BUSINESS EQUIPMENT - 2.35%
Brocade Communications Systems, Inc. *                   451,000        2,696,980
Cognizant Technology Solutions Corp., Class A             72,900        1,852,389
Dell, Inc. *                                              36,900        1,321,758
Electronics For Imaging, Inc. *                           67,000        1,893,420
                                                                    -------------
                                                                        7,764,547

CONTAINERS & GLASS - 0.14%
Silgan Holdings, Inc.                                     11,200          451,472

COSMETICS & TOILETRIES - 5.17%
Avon Products, Inc.                                      146,900        6,777,966
Chattem, Inc. * (a)                                       37,600        1,085,512
Estee Lauder Companies, Inc., Class A                     74,800        3,648,744
The Procter & Gamble Company                             101,800        5,541,992
                                                                    -------------
                                                                       17,054,214

CRUDE PETROLEUM & NATURAL GAS - 1.81%
Devon Energy Corp.                                        90,700        5,986,200

DOMESTIC OIL - 1.24%
Houston Exploration Company *                             28,400        1,472,256
KCS Energy, Inc. * (a)                                    93,200        1,241,424
Oil States International, Inc. *                          89,100        1,363,230
                                                                    -------------
                                                                        4,076,910

ELECTRICAL EQUIPMENT - 1.77%
General Electric Company                                 105,700        3,424,680
Rayovac Corp. *                                           86,100        2,419,410
                                                                    -------------
                                                                        5,844,090

ELECTRONICS - 1.80%
Avnet, Inc. *                                             36,900          837,630
Koninklijke Philips Electronics NV (a)                   187,400        5,097,280
                                                                    -------------
                                                                        5,934,910

ENERGY - 1.36%
Sempra Energy                                            130,200        4,482,786

FINANCIAL SERVICES - 9.41%
Barclays PLC-sponsored ADR (a)                            73,100        2,548,266
Bear Stearns Companies, Inc.                              73,900        6,230,509
Citigroup, Inc.                                           60,800        2,827,200
H & R Block, Inc.                                         48,300        2,302,944
Knight Trading Group, Inc. * (a)                         230,700        2,311,614
Lehman Brothers Holdings, Inc.                            80,700        6,072,675
Merrill Lynch & Company, Inc.                             56,200        3,033,676
Washington Mutual, Inc.                                  147,700        5,707,128
                                                                    -------------
                                                                       31,034,012

FOOD & BEVERAGES - 1.49%
PepsiCo, Inc.                                             55,000        2,963,400
Sensient Technologies Corp. (a)                           90,100        1,935,348
                                                                    -------------
                                                                        4,898,748

GAS & PIPELINE UTILITIES - 1.35%
ONEOK, Inc.                                              203,100        4,466,169

HEALTHCARE PRODUCTS - 4.72%
IDEXX Laboratories, Inc. *                                50,600        3,184,764
Johnson & Johnson                                        158,600        8,834,020
Kensey Nash Corp. * (a)                                   35,600        1,228,200
Stryker Corp.                                             42,500        2,337,500
                                                                    -------------
                                                                       15,584,484

HEALTHCARE SERVICES - 4.03%
Covance, Inc. *                                          118,000        4,552,440
Coventry Health Care, Inc.                                24,100        1,178,490
The Advisory Board Company *                              29,800        1,060,880
UnitedHealth Group, Inc.                                 104,400        6,498,900
                                                                    -------------
                                                                       13,290,710

HOMEBUILDERS - 1.16%
Beazer Homes USA, Inc. (a)                                12,300        1,233,813
NVR, Inc. *                                                2,800        1,355,760
Ryland Group, Inc.                                        15,700        1,227,740
                                                                    -------------
                                                                        3,817,313

HOTELS & RESTAURANTS - 3.37%
Applebee's International, Inc.                            75,200        1,731,104
McDonald's Corp.                                         149,300        3,881,800
Ruby Tuesday, Inc.                                       200,400        5,500,980
                                                                    -------------
                                                                       11,113,884

INDUSTRIAL MACHINERY - 3.00%
Briggs & Stratton Corp.                                   22,700        2,005,545
Caterpillar, Inc.                                         88,200        7,006,608
Middleby Corp.                                            16,500          901,230
                                                                    -------------
                                                                        9,913,383

INSURANCE - 5.85%
Aegon                                                    265,200        3,214,224
Everest Re Group, Ltd.                                    28,800        2,314,368
LandAmerica Financial Group, Inc.                         41,400        1,611,702
Montpelier Re Holdings Ltd                                54,400        1,901,280
PartnerRe, Ltd. (a)                                       78,800        4,470,324
RenaissanceRe Holdings, Ltd.                              18,100          976,495

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE ALL CAP TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT           VALUE
                                                   -------------    -------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
The Allstate Corp.                                       103,600    $   4,822,580
                                                                    -------------
                                                                       19,310,973

INTERNATIONAL OIL - 1.70%
Anadarko Petroleum Corp.                                  40,500        2,373,300
PetroChina Company Ltd.                                   48,100        2,227,030
Petroleo Brasileiro SA, ADR                               35,900        1,007,713
                                                                    -------------
                                                                        5,608,043

INTERNET CONTENT - 1.76%
Ask Jeeves, Inc. * (a)                                    29,700        1,159,191
Digitas, Inc. *                                           88,800          979,464
Yahoo!, Inc.                                             100,900        3,665,697
                                                                    -------------
                                                                        5,804,352

INTERNET SOFTWARE - 2.24%
Cisco Systems, Inc. *                                    311,400        7,380,180

MANUFACTURING - 0.60%
Danaher Corp.                                             38,100        1,975,485

METAL & METAL PRODUCTS - 0.37%
Inco, Ltd. * (a)                                          35,100        1,213,056

PAPER - 0.39%
Louisiana-Pacific Corp.                                   53,700        1,270,005

PETROLEUM SERVICES - 0.64%
Exxon Mobil Corp.                                         47,700        2,118,357

PHARMACEUTICALS - 4.05%
Caremark Rx, Inc. *                                      107,100        3,527,874
Forest Laboratories, Inc. *                               39,500        2,236,885
Merck & Company, Inc.                                     20,700          983,250
Pfizer, Inc.                                             193,000        6,616,040
                                                                    -------------
                                                                       13,364,049

PUBLISHING - 1.46%
Gannett Company, Inc.                                     45,700        3,877,645
Reed Elsevier PLC                                         23,900          940,465
                                                                    -------------
                                                                        4,818,110

REAL ESTATE - 0.72%
CBL & Associates Properties, Inc., REIT                   23,000        1,265,000
General Growth Properties, Inc., REIT                     38,000        1,123,660
                                                                    -------------
                                                                        2,388,660

RETAIL TRADE - 7.01%
Bed Bath & Beyond, Inc. *                                 83,000        3,191,350
CVS Corp.                                                141,300        5,937,426
Fossil, Inc.                                              74,100        2,019,225
Home Depot, Inc.                                          89,900        3,164,480
The Neiman Marcus Group, Inc., Class A (a)                45,700        2,543,205
Walgreen Company                                          62,800        2,273,988
Wal-Mart Stores, Inc.                                     75,700        3,993,932
                                                                    -------------
                                                                       23,123,606

SEMICONDUCTORS - 6.32%
Altera Corp. *                                           134,400        2,986,368
Linear Technology Corp.                                   76,300        3,011,561
Maxim Integrated Products, Inc.                           86,500        4,534,330
Microchip Technology, Inc.                               113,100        3,567,174
Microsemi Corp. (a)                                      145,800        2,071,818
PMC-Sierra, Inc. *                                       234,400        3,363,640
Silicon Image, Inc. *                                    100,400        1,316,244
                                                                    -------------
                                                                       20,851,135

SOFTWARE - 4.74%
Compuware Corp. *                                        391,000        2,580,600
Embarcadero Tech, Inc. *                                  93,600        1,156,896
Microsoft Corp.                                          383,400       10,949,904
SS&C Technologies, Inc.                                   51,100          955,570
                                                                    -------------
                                                                       15,642,970

TELEPHONE - 0.97%
CenturyTel, Inc.                                          21,900          657,876
Primus Telecommunications Group, Inc. *                  278,900        1,416,812
TALK America Holdings, Inc. * (a)                        147,900        1,134,393
                                                                    -------------
                                                                        3,209,081

TOBACCO - 0.55%
Altria Group, Inc.                                        36,100        1,806,805

TRANSPORTATION - 0.35%
Offshore Logistics, Inc. *                                41,100        1,155,732

TRAVEL SERVICES - 0.16%
Navigant International Inc. * (a)                         29,700          528,363
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $326,424,576)                             $ 330,522,793
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 4.30%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $  14,185,238    $  14,185,238
---------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $14,185,238)                                                  $  14,185,238
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.38%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 1.14% to
  be repurchased at $4,576,145 on
  07/01/2004, collateralized by
  $3,365,000 U.S. Treasury Bonds,
  8.75% due 05/15/2020 (valued at
  $4,668,938, including interest)                  $   4,576,000    $   4,576,000
---------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,576,000)                                                   $   4,576,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (QUANTITATIVE ALL CAP TRUST)
  (COST $345,185,814) - 105.86%                                     $ 349,284,031
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.86)%                       (19,345,560)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 329,938,471
                                                                    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   -------------   -------------
COMMON STOCKS - 92.88%

ADVERTISING - 0.16%
Getty Images, Inc. *                                       7,100   $     426,000

AEROSPACE - 2.67%
Boeing Company                                            54,300       2,774,187
General Dynamics Corp.                                    36,600       3,634,380
Raytheon Company                                          22,500         804,825
                                                                   -------------
                                                                       7,213,392

AUTO PARTS - 0.85%
American Axle & Manufacturing Holdings, Inc.              63,500       2,308,860

BANKING - 7.98%
Bank of America Corp.                                     89,100       7,539,642
Bank One Corp.                                            22,000       1,122,000
Flagstar Bancorp, Inc. (a)                                38,000         755,440
Golden West Financial Corp.                               36,400       3,871,140
National City Corp.                                       37,800       1,323,378
US Bancorp                                                81,800       2,254,408
Wells Fargo & Company                                     81,900       4,687,137
                                                                   -------------
                                                                      21,553,145

BIOTECHNOLOGY - 1.27%
Charles River Laboratories
 International, Inc. *                                    22,300       1,089,801
Genentech, Inc.                                           41,400       2,326,680
                                                                   -------------
                                                                       3,416,481

BUSINESS SERVICES - 3.00%
Cendant Corp.                                            132,000       3,231,360
Coinstar, Inc. * (a)                                      11,000         241,670
Corporate Executive Board Company                          4,300         248,497
Hewitt Associates, Inc. * (a)                              5,100         140,250
Moody's Corp.                                                300          19,398
NCR Corp. *                                               39,400       1,953,846
Unisys Corp. *                                           163,300       2,266,604
                                                                   -------------
                                                                       8,101,625

CABLE AND TELEVISION - 1.70%
The DIRECTV Group, Inc. *                                 22,100         377,910
Time Warner, Inc. *                                      239,000       4,201,620
                                                                   -------------
                                                                       4,579,530

CELLULAR COMMUNICATIONS - 0.71%
Nextel Communications, Inc., Class A *                    72,100       1,922,186

CHEMICALS - 0.26%
Engelhard Corp.                                           17,300         558,963
Praxair, Inc.                                              3,800         151,658
                                                                   -------------
                                                                         710,621

COMPUTERS & BUSINESS EQUIPMENT - 2.72%
Benchmark Electronics, Inc.                               20,550         598,005
International Business Machines Corp.                     14,700       1,295,805
Lexmark International, Inc. *                             24,300       2,345,679
Sandisk Corp. (a)                                         60,000       1,301,400
Storage Technology Corp. * (a)                            62,600       1,815,400
                                                                   -------------
                                                                       7,356,289

CONTAINERS & GLASS - 0.51%
Owens-Illinois, Inc. *                                    81,500       1,365,940

COSMETICS & TOILETRIES - 1.78%
The Gillette Company                                     107,600       4,562,240
The Procter & Gamble Company                               4,400         239,536
                                                                   -------------
                                                                       4,801,776

CRUDE PETROLEUM & NATURAL GAS - 3.50%
Apache Corp.                                              81,800       3,562,390
Occidental Petroleum Corp.                                85,000       4,114,850
Sunoco, Inc.                                              17,700       1,126,074
XTO Energy, Inc.                                          21,900         652,401
                                                                   -------------
                                                                       9,455,715

ELECTRICAL EQUIPMENT - 1.49%
General Electric Company                                 123,800       4,011,120

ELECTRICAL UTILITIES - 2.13%
American Electric Power Company, Inc.                     45,100       1,443,200
Entergy Corp.                                             25,500       1,428,255
Exelon Corp.                                              56,300       1,874,227
The AES Corp. *                                          100,500         997,965
                                                                   -------------
                                                                       5,743,647

ELECTRONICS - 0.20%
InVision Technologies, Inc. * (a)                         10,800         538,920

FINANCIAL SERVICES - 6.67%
Capital One Financial Corp.                               21,100       1,442,818
Citigroup, Inc.                                          129,900       6,040,350
City Holding Company (a)                                   6,000         189,480
Countrywide Financial Corp.                               47,199       3,315,730
Federal Home Loan Mortgage Corp.                          15,300         968,490
J.P. Morgan Chase & Company                              110,400       4,280,208
Merrill Lynch & Company, Inc.                              6,400         345,472
Providian Financial Corp. *                               97,100       1,424,457
                                                                   -------------
                                                                      18,007,005

FOOD & BEVERAGES - 2.69%
Sara Lee Corp.                                           108,100       2,485,219
Starbucks Corp. *                                         74,900       3,256,652
The Coca-Cola Company                                     30,400       1,534,592
                                                                   -------------
                                                                       7,276,463

FOREST PRODUCTS - 0.05%
Weyerhaeuser Company                                       2,000         126,240

HEALTHCARE PRODUCTS - 5.26%
Baxter International, Inc.                                85,400       2,947,154
IDEXX Laboratories, Inc. *                                39,400       2,479,836
Johnson & Johnson                                        125,200       6,973,640
Zimmer Holdings, Inc. *                                   20,400       1,799,280
                                                                   -------------
                                                                      14,199,910

HEALTHCARE SERVICES - 2.63%
IMS Health, Inc.                                          51,700       1,211,848
Lincare Holdings, Inc. *                                  48,800       1,603,568
UnitedHealth Group, Inc.                                  68,900       4,289,025
                                                                   -------------
                                                                       7,104,441

HOMEBUILDERS - 0.35%
M.D.C. Holdings, Inc.                                      4,400         279,884
Ryland Group, Inc.                                         5,100         398,820

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ---------    -----------
COMMON STOCKS (CONTINUED)

HOMEBUILDERS (CONTINUED)
Toll Brothers, Inc. *                                      6,000     $   253,920
                                                                     -----------
                                                                         932,624

HOTELS & RESTAURANTS - 0.71%
Applebee's International, Inc.                            27,450         631,899
Brinker International, Inc. *                                200           6,824
Yum! Brands, Inc.                                         34,200       1,272,924
                                                                     -----------
                                                                       1,911,647

HOUSEHOLD PRODUCTS - 0.31%
Energizer Holdings, Inc. *                                18,700         841,500

INSURANCE - 4.23%
American International Group, Inc.                         8,200         584,496
Chubb Corp.                                               51,400       3,504,452
The Allstate Corp.                                        77,100       3,589,005
W.R. Berkley Corp.                                        87,150       3,743,092
                                                                     -----------
                                                                      11,421,045

INTERNATIONAL OIL - 0.72%
Anadarko Petroleum Corp.                                  33,200       1,945,520

INTERNET CONTENT - 0.18%
Yahoo!, Inc.                                              13,600         494,088

INTERNET RETAIL - 0.59%
eBay, Inc.                                                17,200       1,581,540

INTERNET SOFTWARE - 0.68%
Cisco Systems, Inc. *                                     77,900       1,846,230

LIQUOR - 0.35%
Adolph Coors Company, Class B (a)                         12,900         933,186

MANUFACTURING - 2.29%
3M Company                                                59,500       5,355,595
The Stanley Works                                         18,200         829,556
                                                                     -----------
                                                                       6,185,151

MEDICAL-HOSPITALS - 0.18%
AmSurg Corp. (a)                                          19,200         482,496

METAL & METAL PRODUCTS - 0.22%
Crown Holdings, Inc. *                                    60,600         604,182

MINING - 1.18%
Phelps Dodge Corp. (a)                                    41,100       3,185,661

PETROLEUM SERVICES - 2.78%
Exxon Mobil Corp.                                         75,600       3,357,396
Valero Energy Corp.                                       42,100       3,105,296
Veritas DGC, Inc. * (a)                                   45,300       1,048,695
                                                                     -----------
                                                                       7,511,387

PHARMACEUTICALS - 3.93%
Adolor Corp. * (a)                                        24,200         306,856
Allergan, Inc.                                            16,700       1,494,984
Andrx Corp. *                                             54,200       1,513,806
Endo Pharmaceutical Holdings, Inc. * (a)                     500          11,725
King Pharmaceuticals, Inc. *                              57,000         652,650
Pfizer, Inc.                                             193,800       6,643,464
                                                                     -----------
                                                                      10,623,485

PHOTOGRAPHY - 0.16%
Eastman Kodak Company                                     16,300         439,774

PUBLISHING - 1.42%
McGraw-Hill Companies, Inc.                               50,100       3,836,157

RAILROADS & EQUIPMENT - 0.26%
Burlington Northern Santa Fe Corp.                        20,000         701,400

REAL ESTATE - 0.88%
Annaly Mortgage Management, Inc., REIT (a)                14,000         237,440
Anworth Mortgage Asset Corp., REIT                        26,800         318,384
Equity Office Properties Trust, REIT                      29,600         805,120
Equity Residential, REIT                                   8,200         243,786
Kimco Realty Corp., REIT                                   5,500         250,250
Simon Property Group, Inc., REIT                           5,100         262,242
Vornado Realty Trust, REIT                                 4,400         251,284
                                                                     -----------
                                                                       2,368,506

RETAIL GROCERY - 1.16%
Whole Foods Market, Inc. (a)                              32,700       3,121,215

RETAIL TRADE - 5.25%
Barnes & Noble, Inc. *                                    75,200       2,555,296
Best Buy Company, Inc.                                     7,000         355,180
Claire's Stores, Inc.                                    114,100       2,475,970
Michael's Stores, Inc.                                    25,500       1,402,500
RadioShack Corp.                                          25,700         735,791
Saks, Inc.                                               138,700       2,080,500
Sears, Roebuck & Company                                  41,500       1,567,040
The Gap, Inc.                                            107,400       2,604,450
Wal-Mart Stores, Inc.                                      7,600         400,976
                                                                     -----------
                                                                      14,177,703

SEMICONDUCTORS - 4.76%
Atmel Corp. *                                             76,800         454,656
Cree, Inc. * (a)                                          69,700       1,622,616
Intel Corp.                                              208,000       5,740,800
LSI Logic Corp. * (a)                                    194,100       1,479,042
Silicon Laboratories, Inc. * (a)                          23,300       1,079,955
Texas Instruments, Inc.                                  102,500       2,478,450
                                                                     -----------
                                                                      12,855,519

SOFTWARE - 2.36%
Autodesk, Inc.                                            71,100       3,043,791
CCC Information Services Group, Inc. * (a)                19,500         327,405
Microsoft Corp.                                          105,500       3,013,080
                                                                     -----------
                                                                       6,384,276

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.21%
QUALCOMM, Inc.                                            44,600       3,254,908

TELEPHONE - 3.48%
BellSouth Corp.                                           64,100       1,680,702
CenturyTel, Inc.                                          27,400         823,096
Sprint Corp. (FON Group)                                 123,800       2,178,880
Verizon Communications, Inc.                             130,500       4,722,795
                                                                     -----------
                                                                       9,405,473

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP CORE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT             VALUE
                                                  ------------------------------
COMMON STOCKS (CONTINUED)

TOBACCO - 2.02%
Altria Group, Inc.                                      103,900    $   5,200,195
Loews Corp. - Carolina Group (a)                         10,100          247,955
                                                                   -------------
                                                                       5,448,150

TRUCKING & FREIGHT - 2.99%
Hunt (JB) Transport Services, Inc.                       61,300        2,364,954
Ryder Systems, Inc.                                      96,300        3,858,741
Swift Transportation, Inc. *                            103,000        1,848,850
                                                                   -------------
                                                                       8,072,545
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $224,285,500)                            $ 250,784,674
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 6.04%
State Street Navigator Securities
  Lending Prime Portfolio (c)                     $  15,105,741    $  15,105,741
United States Treasury Bills
  0.95% due 07/29/2004 ****                           1,195,000        1,194,117
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (Cost $16,299,858)                    $  16,299,858
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 6.99%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $18,875,184 on
  07/01/2004, collateralized by
  $18,400,000 U.S. Treasury Notes,
  4.875% due 02/15/2012 (valued at
  $19,252,638, including interest).               $  18,875,000    $  18,875,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (Cost $18,875,000)                     $  18,875,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (ALL CAP CORE TRUST)

  (COST $259,460,357) - 105.91%                                    $ 285,959,532
                                                                   -------------
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.91)%                      (15,950,795)

TOTAL NET ASSETS - 100.00%                                         $ 270,008,737
                                                                   =============

LARGE CAP GROWTH TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
COMMON STOCKS - 97.87%

AEROSPACE - 1.69%
Boeing Company                                            57,500     $ 2,937,675
Honeywell International, Inc.                            149,600       5,479,848
                                                                     -----------
                                                                       8,417,523

AGRICULTURE - 0.91%
Monsanto Company                                         117,100       4,508,350

AIR TRAVEL - 0.47%
Southwest Airlines Company                               138,600       2,324,322

APPAREL & TEXTILES - 1.23%
NIKE, Inc., Class B                                       46,600       3,529,950
Polo Ralph Lauren Corp., Class A (a)                      75,600       2,604,420
                                                                     -----------
                                                                       6,134,370

BANKING - 3.76%
Bank of America Corp.                                     54,900       4,645,638
Bank of New York Company, Inc.                           119,900       3,534,652
Bank One Corp.                                           140,800       7,180,800
Wells Fargo & Company                                     58,500       3,347,955
                                                                     -----------
                                                                      18,709,045

BIOTECHNOLOGY - 2.32%
Cephalon, Inc. * (a)                                      58,200       3,142,800
Genzyme Corp. *                                           70,100       3,317,833
MedImmune, Inc. *                                         61,800       1,446,120
Millennium Pharmaceuticals, Inc. *                       129,400       1,785,720
Protein Design Labs, Inc. * (a)                           95,900       1,834,567
                                                                     -----------
                                                                      11,527,040

BROADCASTING - 2.08%
Antena 3 de Television, SA *                              30,478       1,614,948
Belo Corp., Class A                                       53,600       1,439,160
Citadel Broadcasting Corp. * (a)                          98,500       1,435,145
Univision Communications, Inc., Class A *                 66,600       2,126,538
Viacom, Inc., Class B                                    103,651       3,702,413
                                                                     -----------
                                                                      10,318,204

BUILDING MATERIALS & CONSTRUCTION - 0.78%
American Standard Companies, Inc.                         95,700       3,857,667

BUSINESS SERVICES - 0.48%
Charles Schwab Corp.                                     127,100       1,221,431
DST Systems, Inc. *                                       24,100       1,158,969
                                                                     -----------
                                                                       2,380,400

CABLE AND TELEVISION - 2.95%
British Sky Broadcasting Group PLC-ADR                    35,175       1,600,814
Comcast Corp.-Special Class A *                           67,900       1,874,719
Time Warner, Inc. *                                      636,300      11,186,154
                                                                     -----------
                                                                      14,661,687

CELLULAR COMMUNICATIONS - 1.74%
Motorola, Inc.                                           166,600       3,040,450
Nextel Communications, Inc., Class A *                   128,900       3,436,474
Nextel Partners, Inc., Class A * (a)                     136,400       2,171,488
                                                                     -----------
                                                                       8,648,412

COMPUTERS & BUSINESS EQUIPMENT - 4.59%
Apple Computer, Inc. *                                   131,900       4,292,026
Dell, Inc. *                                             273,300       9,789,606
EMC Corp. *                                              289,100       3,295,740
International Business Machines Corp.                     48,000       4,231,200
Storage Technology Corp. *                                41,400       1,200,600
                                                                     -----------
                                                                      22,809,172

CONSTRUCTION & MINING EQUIPMENT - 0.30%
Rowan Companies, Inc. *                                   60,600       1,474,398

CONSTRUCTION MATERIALS - 0.36%
Sherwin-Williams Company                                  43,300       1,799,115

COSMETICS & TOILETRIES - 3.34%
Alberto Culver Company, Class B                          108,300       5,430,162
Colgate-Palmolive Company                                 36,700       2,145,115
The Gillette Company                                     119,900       5,083,760

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                        ------------------------
COMMON STOCK (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
The Procter & Gamble Company                              72,400     $ 3,941,456
                                                                     -----------
                                                                      16,600,493

CRUDE PETROLEUM & NATURAL GAS - 1.42%
ChevronTexaco Corp.                                       52,900       4,978,419
XTO Energy, Inc.                                          69,625       2,074,129
                                                                     -----------
                                                                       7,052,548

ELECTRICAL EQUIPMENT - 2.91%
General Electric Company                                 436,700      14,149,080
Molex, Inc.                                                9,800         314,384
                                                                     -----------
                                                                      14,463,464

ELECTRONICS - 1.68%
Garmin, Ltd. (a)                                          46,200       1,711,248
Solectron Corp. *                                        316,000       2,044,520
Thermo Electron Corp. *                                   72,900       2,240,946
Toshiba Corp. *                                          309,000       1,240,578
Vishay Intertechnology, Inc. * (a)                        59,700       1,109,226
                                                                     -----------
                                                                       8,346,518

FINANCIAL SERVICES - 5.26%
Ameritrade Holding Corp. * (a)                            86,900         986,315
Citigroup, Inc.                                          172,866       8,038,269
Deutsche Boerse AG *                                      26,863       1,366,790
Knight Trading Group, Inc. * (a)                         120,900       1,211,418
Legg Mason, Inc.                                          16,700       1,519,867
MBNA Corp.                                               134,800       3,476,492
Morgan Stanley                                           155,700       8,216,289
SFCG Company, Ltd. *                                       6,630       1,327,880
                                                                     -----------
                                                                      26,143,320

FOOD & BEVERAGES - 2.46%
Kellogg Company                                           77,000       3,222,450
PepsiCo, Inc.                                             60,100       3,238,188
The Coca-Cola Company                                    114,000       5,754,720
                                                                     -----------
                                                                      12,215,358

HEALTHCARE PRODUCTS - 3.93%
Baxter International, Inc.                                83,700       2,888,487
Boston Scientific Corp.                                   76,700       3,282,760
Johnson & Johnson                                         90,100       5,018,570
Medtronic, Inc.                                          101,400       4,940,208
Stryker Corp.                                             62,000       3,410,000
                                                                     -----------
                                                                      19,540,025

HEALTHCARE SERVICES - 0.37%
UnitedHealth Group, Inc.                                  29,800       1,855,050
Wellcare Health Plans, Inc. *                                300           5,100
                                                                     -----------
                                                                       1,860,150

HOTELS & RESTAURANTS - 0.29%
Hilton Group PLC *                                       290,365       1,452,873

INDUSTRIAL MACHINERY - 2.41%
Caterpillar, Inc.                                         91,400       7,260,816
Graco, Inc.                                               89,875       2,790,619
W.W. Grainger, Inc.                                       33,200       1,909,000
                                                                     -----------
                                                                      11,960,435

INSURANCE - 3.04%
Ambac Financial Group, Inc.                               24,500       1,799,280
American International Group, Inc.                       163,856      11,679,656
Hartford Financial Services Group, Inc.                   23,900       1,642,886
                                                                     -----------
                                                                      15,121,822

INTERNATIONAL OIL - 0.26%
Nabors Industries, Ltd. *                                 28,900       1,306,858

INTERNET CONTENT - 1.90%
CNET Networks, Inc. * (a)                                189,112       2,093,470
Yahoo!, Inc.                                             201,700       7,327,761
                                                                     -----------
                                                                       9,421,231

INTERNET RETAIL - 0.94%
Amazon.com, Inc. *                                        41,400       2,252,160
eBay, Inc.                                                26,100       2,399,895
                                                                     -----------
                                                                       4,652,055

INTERNET SOFTWARE - 3.09%
Cisco Systems, Inc. *                                    559,480      13,259,676
Juniper Networks, Inc. * (a)                              84,500       2,076,165
                                                                     -----------
                                                                      15,335,841

LEISURE TIME - 2.68%
Pixar, Inc. * (a)                                         29,300       2,036,643
Rank Group PLC *                                         340,400       1,851,335
The Walt Disney Company                                  294,857       7,515,905
Vivendi Universal, ADR * (a)                              68,600       1,913,940
                                                                     -----------
                                                                      13,317,823

MANUFACTURING - 2.89%
3M Company                                                60,300       5,427,603
Tyco International, Ltd.                                 270,400       8,961,056
                                                                     -----------
                                                                      14,388,659

METAL & METAL PRODUCTS - 0.40%
Precision Castparts Corp.                                 36,700       2,007,123

MINING - 0.30%
Newmont Mining Corp.                                      38,100       1,476,756

NEWSPAPERS - 0.06%
Dow Jones & Company, Inc.                                  6,300         284,130

PETROLEUM SERVICES - 3.59%
Baker Hughes, Inc.                                        34,100       1,283,865
Exxon Mobil Corp.                                        164,500       7,305,445
Schlumberger, Ltd.                                        99,400       6,312,894
Valero Energy Corp.                                       40,100       2,957,776
                                                                     -----------
                                                                      17,859,980

PHARMACEUTICALS - 10.09%
Allergan, Inc.                                            42,500       3,804,600
AstraZeneca PLC, ADR                                      86,900       3,966,116
Bristol-Myers Squibb Company                             119,100       2,917,950
Eli Lilly & Company                                       80,800       5,648,728
Forest Laboratories, Inc. *                               55,700       3,154,291
Gilead Sciences, Inc. *                                   33,300       2,231,100
Medicis Pharmaceutical Corp., Class A (a)                 38,600       1,542,070
Merck & Company, Inc.                                    190,000       9,025,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP GROWTH TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT           VALUE
                                                  ------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Pfizer, Inc.                                            394,722    $  13,531,070
Roche Holdings AG-Genusschein *                          43,921        4,350,351
                                                                   -------------
                                                                      50,171,276

PHOTOGRAPHY - 0.30%
Konica Minolta Holdings, Inc. *                         107,000        1,473,702

PUBLISHING - 1.04%
News Corp., Ltd., ADR (a)                                34,200        1,211,364
Tribune Company                                          86,800        3,952,872
                                                                   -------------
                                                                       5,164,236

RETAIL GROCERY - 0.67%
Safeway, Inc. *                                         131,800        3,339,812

RETAIL TRADE - 3.92%
Home Depot, Inc.                                        172,700        6,079,040
The Gap, Inc.                                           156,000        3,783,000
Wal-Mart Stores, Inc.                                   182,000        9,602,320
                                                                   -------------
                                                                      19,464,360

SEMICONDUCTORS - 6.06%
Altera Corp. *                                           94,400        2,097,568
Analog Devices, Inc.                                    113,000        5,320,040
Applied Materials, Inc. *                                93,600        1,836,432
Intel Corp.                                             375,400       10,361,040
KLA-Tencor Corp. *                                       23,200        1,145,616
Marvell Technology Group, Ltd.                          107,600        2,872,920
Texas Instruments, Inc.                                 213,300        5,157,594
Tokyo Electron, Ltd. *                                   23,600        1,320,883
                                                                   -------------
                                                                      30,112,093

SOFTWARE - 4.77%
Ascential Software Corp. *                               84,200        1,346,358
Microsoft Corp.                                         672,500       19,206,600
Oracle Corp. *                                          264,900        3,160,257
                                                                   -------------
                                                                      23,713,215

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.48%
Amdocs, Ltd. *                                           45,800        1,073,094
CIENA Corp. *                                             6,700           24,924
PT Indonesian Satellite Corp. TBK, ADR (a)               51,900        1,100,280
PT Telekomunikasi Indonesia, ADR *                       79,300        1,233,115
SBC Communications, Inc.                                 93,300        2,262,525
UTStarcom, Inc. * (a)                                    54,500        1,648,625
                                                                   -------------
                                                                       7,342,563

TELEPHONE - 1.03%
Verizon Communications, Inc.                            141,500        5,120,885

TOBACCO - 0.16%
Altria Group, Inc.                                       16,330          817,316

TRAVEL SERVICES - 1.47%
American Express Company                                142,700        7,331,926
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $429,532,644)                            $ 486,428,551
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 5.50%
State Street Navigator Securities
  Lending Prime Portfolio (c)                     $  27,322,057    $  27,322,057
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $27,322,057)                                                 $  27,322,057
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.13%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.50% to
  be repurchased at $10,571,147 on
  07/01/2004, collateralized by
  $8,660,000 U.S. Treasury Bonds,
  7.25% due 08/15/2022 (valued at
  $10,783,545, including interest) .              $  10,571,000    $  10,571,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $10,571,000)                                                 $  10,571,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (LARGE CAP GROWTH TRUST)
  (COST $467,425,701) - 105.50%                                    $ 524,321,608
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.50)%                      (27,327,543)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 496,994,065
                                                                   =============

BLUE CHIP GROWTH TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                       -------------------------
COMMON STOCKS - 98.89%

ADVERTISING - 0.42%
Omnicom Group, Inc.                                      88,600      $ 6,723,854

AEROSPACE - 1.40%
General Dynamics Corp.                                   66,500        6,603,450
Honeywell International, Inc.                           141,600        5,186,808
Lockheed Martin Corp.                                   200,800       10,457,664
Rockwell Collins, Inc.                                    9,700          323,204
                                                                     -----------
                                                                      22,571,126

ALUMINUM - 0.22%
Alcoa, Inc.                                             106,500        3,517,695

BANKING - 3.60%
Bank of America Corp.                                   193,800       16,399,356
Bank of New York Company, Inc.                          240,200        7,081,096
Northern Trust Corp.                                    263,200       11,128,096
US Bancorp                                              350,600        9,662,536
Wells Fargo & Company                                   239,800       13,723,754
                                                                     -----------
                                                                      57,994,838

BIOTECHNOLOGY - 1.95%
Amgen, Inc. *                                           364,800       19,907,136
Biogen Idec, Inc. *                                      82,000        5,186,500
Genentech, Inc.                                          89,700        5,041,140
MedImmune, Inc. *                                        51,300        1,200,420
                                                                     -----------
                                                                      31,335,196

BROADCASTING - 1.69%
British Sky Broadcasting Group PLC *                    143,900        1,622,652
Clear Channel Communications, Inc.                      207,900        7,681,905

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                        ------------------------
COMMON STOCKS (CONTINUED)
BROADCASTING (CONTINUED)
Viacom, Inc., Class B                                     499,784   $ 17,852,284
                                                                    ------------
                                                                      27,156,841

BUSINESS SERVICES - 3.03%
Accenture, Ltd., Class A *                                107,400      2,951,352
Affiliated Computer Services, Inc., Class A *             166,900      8,835,686
Automatic Data Processing, Inc.                            35,600      1,490,928
Cendant Corp.                                             317,800      7,779,744
Charles Schwab Corp.                                       80,400        772,644
ChoicePoint, Inc. *                                        72,400      3,305,784
First Data Corp.                                          297,200     13,231,344
SunGuard Data Systems, Inc. *                             126,100      3,278,600
VERITAS Software Corp. *                                  256,625      7,108,513
                                                                    ------------
                                                                      48,754,595

CABLE AND TELEVISION - 2.16%
Comcast Corp.-Special Class A *                           409,500     11,306,295
EchoStar Communications Corp., Class A *                  340,000     10,455,000
Time Warner, Inc. *                                       738,600     12,984,588
                                                                    ------------
                                                                      34,745,883

CELLULAR COMMUNICATIONS - 1.72%
Nextel Communications, Inc., Class A *                    760,500     20,274,930
Vodafone Group PLC - ADR                                  334,950      7,402,395
                                                                    ------------
                                                                      27,677,325

COLLEGES & UNIVERSITIES - 1.17%
Apollo Group, Inc., Class A *                             213,700     18,867,573

COMPUTERS & BUSINESS EQUIPMENT - 3.29%
Dell, Inc. *                                              791,200     28,340,784
International Business Machines Corp.                      13,900      1,225,285
Lexmark International, Inc. *                             103,900     10,029,467
Research In Motion, Ltd. - USD (a)                        196,400     13,441,616
                                                                    ------------
                                                                      53,037,152

COSMETICS & TOILETRIES - 0.52%
The Gillette Company                                       76,400      3,239,360
The Procter & Gamble Company                               95,000      5,171,800
                                                                    ------------
                                                                       8,411,160

ELECTRICAL EQUIPMENT - 2.72%
General Electric Company                                1,352,500     43,821,000

ELECTRONICS - 0.88%
Adobe Systems, Inc.                                       306,000     14,229,000

FINANCIAL SERVICES - 13.03%
Ameritrade Holding Corp. *                                203,500      2,309,725
Citigroup, Inc.                                         1,241,896     57,748,164
Federal Home Loan Mortgage Corp.                          147,600      9,343,080
Federal National Mortgage Association                     251,800     17,968,448
Fiserv, Inc. *                                            226,300      8,800,807
Franklin Resources, Inc.                                  184,000      9,214,720
J.P. Morgan Chase & Company                                41,500      1,608,955
Legg Mason, Inc. (a)                                      128,100     11,658,381
Mellon Financial Corp.                                    504,600     14,799,918
Merrill Lynch & Company, Inc.                             305,500     16,490,890
Morgan Stanley                                            195,600     10,321,812
SLM Corp.                                                 304,200     12,304,890
State Street Corp.                                        479,100     23,495,064
The Goldman Sachs Group, Inc.                             146,400     13,785,024
                                                                    ------------
                                                                     209,849,878

FOOD & BEVERAGES - 2.11%
PepsiCo, Inc.                                             270,570     14,578,312
Starbucks Corp. * (a)                                     182,500      7,935,100
The Coca-Cola Company                                     226,200     11,418,576
                                                                    ------------
                                                                      33,931,988

HEALTHCARE PRODUCTS - 3.48%
Biomet, Inc.                                               21,600        959,904
Boston Scientific Corp.                                   252,000     10,785,600
Guidant Corp.                                              65,100      3,637,788
Johnson & Johnson                                         312,100     17,383,970
Medtronic, Inc.                                           301,500     14,689,080
St. Jude Medical, Inc. *                                   39,400      2,980,610
Stryker Corp. (a)                                         103,400      5,687,000
                                                                    ------------
                                                                      56,123,952

HEALTHCARE SERVICES - 4.13%
UnitedHealth Group, Inc.                                  707,300     44,029,425
Wellpoint Health Networks, Inc. *                         201,600     22,581,216
                                                                    ------------
                                                                      66,610,641

HOTELS & RESTAURANTS - 0.52%
McDonald's Corp.                                          161,400      4,196,400
MGM Mirage * (a)                                           89,500      4,201,130
                                                                    ------------
                                                                       8,397,530

HOUSEHOLD PRODUCTS - 0.35%
Fortune Brands, Inc.                                       74,700      5,634,621

INDUSTRIAL MACHINERY - 0.38%
Deere & Company                                            88,000      6,172,320

INSURANCE - 4.97%
American International Group, Inc.                        507,327     36,162,268
Anthem, Inc. * (a)                                         63,400      5,678,104
Genworth Financial, Inc. * (a)                            111,200      2,552,040
Hartford Financial Services Group, Inc.                   214,900     14,772,226
Marsh & McLennan Companies, Inc.                          193,400      8,776,492
The St. Paul Travelers Companies, Inc.                    297,855     12,075,042
                                                                    ------------
                                                                      80,016,172

INTERNET CONTENT - 1.33%
Yahoo!, Inc.                                              589,800     21,427,434

INTERNET RETAIL - 1.81%
Amazon.com, Inc. *                                         49,000      2,665,600
eBay, Inc.                                                175,400     16,128,030
InterActiveCorp * (a)                                     342,100     10,310,894
                                                                    ------------
                                                                      29,104,524

INTERNET SOFTWARE - 2.62%
Cisco Systems, Inc. *                                   1,380,000     32,706,000
Juniper Networks, Inc. * (a)                              261,100      6,415,227

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT           VALUE
                                                 -------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SOFTWARE (CONTINUED)
Symantec Corp.                                           70,700   $    3,095,246
                                                                  --------------
                                                                      42,216,473

LEISURE TIME - 2.58%
Carnival Corp.                                          404,400       19,006,800
International Game Technology (a)                       528,300       20,392,380
The Walt Disney Company                                  86,600        2,207,434
                                                                  --------------
                                                                      41,606,614

MANUFACTURING - 4.51%
3M Company                                               64,500        5,805,645
Danaher Corp.                                           628,400       32,582,540
Illinois Tool Works, Inc.                                49,100        4,708,199
Tyco International, Ltd.                                889,696       29,484,525
                                                                  --------------
                                                                      72,580,909

MINING - 0.20%
BHP Billiton, Ltd. *                                    372,800        3,246,940

NEWSPAPERS - 1.06%
E.W. Scripps Company, Class A (a)                       128,800       13,524,000
Washington Post Company, Class B (a)                      3,887        3,614,949
                                                                  --------------
                                                                      17,138,949

PETROLEUM SERVICES - 3.78%
Baker Hughes, Inc.                                      419,500       15,794,175
BJ Services Company                                     203,300        9,319,272
Schlumberger, Ltd.                                      316,900       20,126,319
Smith International, Inc. * (a)                         281,500       15,696,440
                                                                  --------------
                                                                      60,936,206

PHARMACEUTICALS - 6.39%
Abbott Laboratories                                     143,900        5,865,364
Eli Lilly & Company                                      83,300        5,823,503
Forest Laboratories, Inc. *                             272,700       15,443,001
Gilead Sciences, Inc. *                                 159,200       10,666,400
Pfizer, Inc.                                          1,509,491       51,745,351
Teva Pharmaceutical Industries, Ltd., ADR (a)           107,700        7,247,133
Wyeth                                                   169,900        6,143,584
                                                                  --------------
                                                                     102,934,336

PUBLISHING - 0.03%
McGraw-Hill Companies, Inc.                               5,900          451,763

RETAIL GROCERY - 0.34%
Sysco Corp.                                             151,500        5,434,305

RETAIL TRADE - 5.53%
Best Buy Company, Inc.                                  305,000       15,475,700
CVS Corp.                                                41,600        1,748,032
Family Dollar Stores, Inc.                               45,800        1,393,236
Home Depot, Inc.                                        646,200       22,746,240
Target Corp.                                            553,100       23,490,157
Walgreen Company (a)                                     39,800        1,441,158
Wal-Mart Stores, Inc.                                   433,100       22,850,356
                                                                  --------------
                                                                      89,144,879

SANITARY SERVICES - 0.04%
Waste Management, Inc.                                   22,000          674,300

SEMICONDUCTORS - 5.18%
Analog Devices, Inc.                                    355,700       16,746,356
Applied Materials, Inc. *                               200,600        3,935,772
Intel Corp.                                             658,600       18,177,360
Maxim Integrated Products, Inc.                         427,900       22,430,518
Microchip Technology, Inc.                              102,600        3,236,004
QLogic Corp. * (a)                                      133,400        3,547,106
Texas Instruments, Inc.                                 265,900        6,429,462
Xilinx, Inc.                                            268,400        8,940,404
                                                                  --------------
                                                                      83,442,982

SOFTWARE - 4.62%
Intuit, Inc. *                                          290,400       11,203,632
Microsoft Corp.                                       1,810,600       51,710,736
Oracle Corp. *                                           81,500          972,295
SAP AG, ADR (a)                                         252,600       10,561,206
                                                                  --------------
                                                                      74,447,869

STEEL - 0.83%
Nucor Corp. (a)                                         173,500       13,317,860

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.47%
Corning, Inc. *                                         163,300        2,132,698
Nokia Oyj-sponsored ADR                                  18,100          263,174
QUALCOMM, Inc.                                           71,400        5,210,772
                                                                  --------------
                                                                       7,606,644

TOBACCO - 0.42%
Altria Group, Inc.                                      133,700        6,691,685

TRANSPORTATION - 1.09%
Harley-Davidson, Inc.                                   282,400       17,491,856

TRAVEL SERVICES - 1.14%
American Express Company                                359,000       18,445,420

TRUCKING & FREIGHT - 1.18%
United Parcel Service, Inc., Class B                    253,400       19,048,078
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,403,166,665)                         $1,592,970,366
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.35%

BROADCASTING - 0.35%
The News Corp., Ltd., ADR                               171,900        5,652,072
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $5,685,749)                          $    5,652,072
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 5.19%
State Street Navigator Securities
  Lending Prime Portfolio (c)                    $   66,932,055   $   66,932,055
T. Rowe Price Reserve Investment Fund (c)            16,754,642       16,754,642
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $83,686,697)                                                $   83,686,697
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

BLUE CHIP GROWTH TRUST (CONTINUED)

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT             VALUE
                                                 -------------------------------
COMMON STOCKS (CONTINUED)
REPURCHASE AGREEMENTS - 0.06%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $948,009 on
  07/01/2004, collateralized by
  $975,000 U.S. Treasury Notes, 1.875%
  due 11/30/2005 (valued at $968,906,
  including interest).                            $       948,000    $       948,000
------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $948,000)                                                      $       948,000
------------------------------------------------------------------------------------
TOTAL INVESTMENTS (BLUE CHIP GROWTH TRUST)

(COST $1,493,487,111) - 104.49%                                      $ 1,683,257,135
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.49)%                          (72,324,959)
TOTAL NET ASSETS - 100.00%                                           $ 1,610,932,176

U.S. LARGE CAP TRUST

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT       VALUE
                                                  -----------------------
COMMON STOCKS - 96.79%

ADVERTISING - 0.50%
Monster Worldwide, Inc. *                           102,900   $ 2,646,588
Omnicom Group, Inc.                                  19,800     1,502,622
                                                              -----------
                                                                4,149,210

AEROSPACE - 2.63%
Lockheed Martin Corp.                                 3,100       161,448
Northrop Grumman Corp.                              101,182     5,433,473
United Technologies Corp.                           177,200    16,210,256
                                                              -----------
                                                               21,805,177

AUTO SERVICES - 0.34%
AutoNation, Inc. * (a)                              164,000     2,804,400

BANKING - 4.18%
Bank One Corp.                                      255,600    13,035,600
Golden West Financial Corp.                          95,900    10,198,965
Wells Fargo & Company                               199,400    11,411,662
                                                              -----------
                                                               34,646,227

BIOTECHNOLOGY - 2.39%
Amgen, Inc. *                                       202,600    11,055,882
Applera Corp.-Applied Biosystems Group (a)          276,800     6,020,400
Biogen Idec, Inc. *                                  43,700     2,764,025
                                                              -----------
                                                               19,840,307

BROADCASTING - 0.72%
Cox Communications, Inc., Class A * (a)             160,500     4,460,295
Radio One, Inc., Class D * (a)                        1,500        24,015
Viacom, Inc., Class B                                41,500     1,482,380
                                                              -----------
                                                                5,966,690

BUILDING MATERIALS & CONSTRUCTION - 1.40%
American Standard Companies, Inc.                   289,200    11,657,652

BUSINESS SERVICES - 3.06%
Affiliated Computer Services, Inc., Class A *       175,700     9,301,558
Automatic Data Processing, Inc.                     137,400     5,754,312
Cadence Design Systems, Inc. *                      166,300     2,432,969
Fluor Corp. (a)                                     128,800     6,139,896
Robert Half International, Inc.                      59,900     1,783,223
                                                              -----------
                                                               25,411,958

CABLE AND TELEVISION - 2.37%
Cablevision Systems New York Group,
 Class A * (a)                                      230,947     4,538,108
Comcast Corp., Class A *                             65,800     1,844,374
The DIRECTV Group, Inc. *                           200,136     3,422,326
Time Warner, Inc. *                                 562,500     9,888,750
                                                              -----------
                                                               19,693,558

CHEMICALS - 1.38%
Air Products & Chemicals, Inc.                       84,600     4,437,270
E.I. Du Pont De Nemours & Company                   158,800     7,053,896
                                                              -----------
                                                               11,491,166

COMPUTERS & BUSINESS EQUIPMENT - 1.66%
International Business Machines Corp.                46,000     4,054,900
Lexmark International, Inc. *                        34,900     3,368,897
Seagate Technology, Inc. (a)                        131,200     1,893,216
Sun Microsystems, Inc. *                          1,018,500     4,420,290
                                                              -----------
                                                               13,737,303

COSMETICS & TOILETRIES - 0.90%
Estee Lauder Companies, Inc., Class A                41,500     2,024,370
Kimberly-Clark Corp.                                 25,000     1,647,000
The Procter & Gamble Company                         69,800     3,799,912
                                                              -----------
                                                                7,471,282

CRUDE PETROLEUM & NATURAL GAS - 0.23%
Devon Energy Corp.                                   28,500     1,881,000

DOMESTIC OIL - 1.02%
Unocal Corp.                                        221,900     8,432,200

DRUGS & HEALTH CARE - 0.32%
ImClone Systems, Inc. * (a)                          30,900     2,650,911

ELECTRICAL EQUIPMENT - 2.17%
Emerson Electric Company                             50,200     3,190,210
General Electric Company                            456,400    14,787,360
                                                              -----------
                                                               17,977,570

ELECTRICAL UTILITIES - 1.66%
Duke Energy Corp.                                   289,900     5,882,071
Pinnacle West Capital Corp.                          27,100     1,094,569
The AES Corp. *                                     686,400     6,815,952
                                                              -----------
                                                               13,792,592

ELECTRONICS - 1.56%
Agilent Technologies, Inc. *                        262,404     7,683,189
Avnet, Inc. *                                        91,800     2,083,860
Jabil Circuit, Inc. *                               125,500     3,160,090
                                                              -----------
                                                               12,927,139

FINANCIAL SERVICES - 7.58%
Americredit Corp. * (a)                              92,300     1,802,619
Federal Home Loan Mortgage Corp.                    124,800     7,899,840

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT       VALUE
                                                    ----------------------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
Federal National Mortgage Association                125,500   $ 8,955,680
IndyMac Bancorp, Inc. (a)                            102,000     3,223,200
J.P. Morgan Chase & Company                          102,900     3,989,433
SLM Corp.                                            499,000    20,184,550
State Street Corp.                                    72,900     3,575,016
The Goldman Sachs Group, Inc.                         16,100     1,515,976
Washington Mutual, Inc.                              304,800    11,777,472
                                                               -----------
                                                                62,923,786

FOOD & BEVERAGES - 4.32%
Anheuser-Busch Companies, Inc.                       165,200     8,920,800
Campbell Soup Company                                229,100     6,158,208
H.J. Heinz Company                                    50,500     1,979,600
Kraft Foods, Inc., Class A (a)                       118,400     3,750,912
PepsiCo, Inc.                                        108,300     5,835,204
The Pepsi Bottling Group, Inc.                        89,000     2,718,060
Unilever NV                                           94,400     6,467,344
                                                               -----------
                                                                35,830,128

GAS & PIPELINE UTILITIES - 1.13%
Equitable Resources, Inc. (a)                         34,500     1,783,995
Kinder Morgan Management LLC                         112,131     4,123,057
NiSource, Inc.                                        77,900     1,606,298
Williams Companies, Inc.                             157,400     1,873,060
                                                               -----------
                                                                 9,386,410

HEALTHCARE PRODUCTS - 1.32%
Becton, Dickinson & Company                           62,800     3,253,040
Guidant Corp.                                         94,349     5,272,222
Medtronic, Inc.                                       49,400     2,406,768
                                                               -----------
                                                                10,932,030

HEALTHCARE SERVICES - 1.56%
DaVita, Inc.                                          55,050     1,697,192
Lincare Holdings, Inc. *                             248,200     8,155,852
PacifCare Health Systems, Inc. (a)                    36,200     1,399,492
Wellpoint Health Networks, Inc. *                     14,800     1,657,748
                                                               -----------
                                                                12,910,284

HOLDINGS COMPANIES/CONGLOMERATES - 1.28%
Berkshire Hathaway, Inc., Class A *                      119    10,585,050

HOTELS & RESTAURANTS - 0.16%
Starwood Hotels & Resorts Worldwide, Inc.             30,400     1,363,440

INDUSTRIAL MACHINERY - 0.62%
Ingersoll-Rand Company, Class A                       74,900     5,116,419

INSURANCE - 2.57%
American International Group, Inc.                    46,987     3,349,233
Anthem, Inc. *                                        19,500     1,746,420
Assurant, Inc.                                         8,000       211,040
Chubb Corp.                                           34,700     2,365,846
Hartford Financial Services Group, Inc.               44,100     3,031,434
The PMI Group, Inc.                                  144,700     6,297,344
XL Capital, Ltd., Class A                             56,800     4,286,128
                                                               -----------
                                                                21,287,445

INTERNATIONAL OIL - 2.67%
Royal Dutch Petroleum Company- NY Shares             232,400    12,008,108
Shell Transport & Trading Company PLC, ADR (a)        93,400     4,174,980
Weatherford International, Ltd. * (a)                132,500     5,959,850
                                                               -----------
                                                                22,142,938

INTERNET CONTENT - 0.25%
The Thomson Corp.                                     63,100     2,111,326

INTERNET RETAIL - 1.77%
eBay, Inc.                                            88,800     8,165,160
InterActiveCorp * (a)                                216,300     6,519,282
                                                               -----------
                                                                14,684,442

INTERNET SOFTWARE - 2.22%
Checkfree Corp. * (a)                                120,400     3,612,000
Cisco Systems, Inc. *                                466,000    11,044,200
VeriSign, Inc. *                                     187,600     3,733,240
                                                               -----------
                                                                18,389,440

LEISURE TIME - 0.69%
Carnival Corp.                                       114,400     5,376,800
The Walt Disney Company                               14,900       379,801
                                                               -----------
                                                                 5,756,601

MANUFACTURING - 0.75%
Illinois Tool Works, Inc.                             41,500     3,979,435
Siemens AG-sponsored ADR (a)                          31,500     2,284,380
                                                               -----------
                                                                 6,263,815

MEDICAL-HOSPITALS - 0.74%
Tenet Healthcare Corp. *                             256,200     3,435,642
Triad Hospitals, Inc. * (a)                           73,200     2,725,236
                                                               -----------
                                                                 6,160,878

MINING - 0.22%
Newmont Mining Corp.                                  47,000     1,821,720

NEWSPAPERS - 0.22%
Knight-Ridder, Inc.                                   25,000     1,800,000

PAPER - 0.61%
Boise Cascade Corp. (a)                               58,300     2,194,412
International Paper Company                           63,400     2,833,980
                                                               -----------
                                                                 5,028,392

PETROLEUM SERVICES - 4.75%
Baker Hughes, Inc.                                   133,900     5,041,335
BJ Services Company                                  100,300     4,597,752
Exxon Mobil Corp.                                    286,900    12,741,229
Schlumberger, Ltd.                                   220,100    13,978,551
Transocean, Inc. *                                   104,900     3,035,806
                                                               -----------
                                                                39,394,673

PHARMACEUTICALS - 12.30%
Allergan, Inc.                                       178,500    15,979,320
AstraZeneca PLC, ADR (a)                             810,600    36,995,784
Eli Lilly & Company                                  221,000    15,450,110
Forest Laboratories, Inc. *                          479,400    27,148,422
Pfizer, Inc.                                         139,400     4,778,632

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. LARGE CAP TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  ------------------------------
COMMON STOCKS (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Teva Pharmaceutical Industries, Ltd., ADR (a)            24,900    $   1,675,521
                                                      ---------      -----------
                                                                     102,027,789

RAILROADS & EQUIPMENT - 0.05%
Canadian Pacific Railway, Ltd. (a)                       18,000          443,340

RETAIL GROCERY - 0.21%
Sysco Corp.                                              48,900        1,754,043

RETAIL TRADE - 3.44%
Costco Wholesale Corp.                                  192,500        7,905,975
Kohl's Corp. *                                           39,700        1,678,516
Lowe's Companies, Inc.                                  221,700       11,650,335
RadioShack Corp.                                         97,500        2,791,425
Williams-Sonoma, Inc. *                                 136,400        4,495,744
                                                    -----------      -----------
                                                                      28,521,995

SEMICONDUCTORS - 6.39%
Altera Corp. *                                          106,600        2,368,652
Applied Materials, Inc. *                               730,000       14,322,600
Applied Micro Circuits Corp. *                          312,300        1,661,436
ASML Holding NV * (a)                                    87,100        1,490,281
Credence Systems Corp. * (a)                             72,300          997,740
Intel Corp.                                             170,300        4,700,280
KLA-Tencor Corp. *                                      210,200       10,379,676
Lam Research Corp. * (a)                                 94,800        2,540,640
Linear Technology Corp.                                  51,400        2,028,758
Micron Technology, Inc. *                               119,000        1,821,890
Novellus Systems, Inc. *                                 55,200        1,735,488
PMC-Sierra, Inc. *                                      127,400        1,828,190
Teradyne, Inc. *                                        208,100        4,723,870
Xilinx, Inc.                                             71,400        2,378,334
                                                    -----------     ------------
                                                                      52,977,835

SOFTWARE - 3.00%
Microsoft Corp.                                         500,600       14,297,136
PeopleSoft, Inc. *                                      311,900        5,770,150
SAP AG, ADR (a)                                         116,100        4,854,141
                                                    -----------     ------------
                                                                      24,921,427

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.03%
Polycom, Inc. *                                          72,900        1,633,689
QUALCOMM, Inc.                                          208,500       15,216,330
                                                    -----------     ------------
                                                                      16,850,019

TELEPHONE - 3.52%
AT&T Corp. (a)                                          146,040        2,136,565
Sprint Corp. (FON Group) (a)                          1,335,900       23,511,840
Verizon Communications, Inc.                             98,400        3,561,096
                                                    -----------     ------------
                                                                      29,209,501

TOBACCO - 1.06%
Altria Group, Inc.                                      175,200        8,768,760

TOYS, AMUSEMENTS & SPORTING GOODS - 0.18%
Mattel, Inc.                                             84,000        1,533,000

TRAVEL SERVICES - 0.27%
Sabre Holdings Corp.                                     82,500        2,286,075

TRUCKING & FREIGHT - 0.42%
Navistar International Corp. * (a)                       89,600    $   3,472,896
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $694,220,111)                            $ 802,992,239
--------------------------------------------------------------------------------

CONVERTIBLE BONDS - 0.23%

INTERNET RETAIL - 0.23%
Amazon.com, Inc.
  4.75% due 02/01/2009                            $   1,949,000    $   1,946,564
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (Cost $1,652,723)                          $   1,946,564
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 7.26%
State Street Navigator Securities
  Lending Prime Portfolio (c)                     $  60,191,372    $  60,191,372
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $60,191,372)                                                 $  60,191,372
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.96%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $24,572,239 on
  07/01/2004, collateralized by
  $18,800,000 U.S. Treasury Bonds,
  8.125% due 08/15/2019 (valued at
  $25,063,596, including interest).               $  24,572,000    $  24,572,000
--------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost $24,572,000)                                                 $  24,572,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (U.S. LARGE CAP TRUST)
  (COST $780,636,206) - 107.24%                                    $ 889,702,175
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.24)%                      (60,102,729)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                         $ 829,599,446
                                                                  ==============

CORE EQUITY TRUST

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT      VALUE
                                            ----------------------
COMMON STOCKS - 99.11%

ADVERTISING - 2.27%
WPP Group PLC *                              660,400   $ 6,704,544

BANKING - 4.62%
Bank One Corp.                               169,600     8,649,600
Lloyds TSB Group PLC *                       635,300     4,972,621
                                          ----------   -----------
                                                        13,622,221

BUSINESS SERVICES - 2.88%
Electronic Arts, Inc.                        155,600     8,487,980

CABLE AND TELEVISION - 6.15%
Comcast Corp., Class A *                     165,300     4,633,359
The DIRECTV Group, Inc. *                    388,900     6,650,190
Time Warner, Inc. *                          388,700     6,833,346
                                          ----------   -----------
                                                        18,116,895

CELLULAR COMMUNICATIONS - 7.74%
Nextel Communications, Inc., Class A *       855,400    22,804,964

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE EQUITY TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  ------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS & BUSINESS EQUIPMENT - 2.53%
International Business Machines Corp.                    56,500    $   4,980,475
Seagate Technology, Inc.                                172,000        2,481,960
                                                                   -------------
                                                                       7,462,435

ELECTRICAL UTILITIES - 3.41%
The AES Corp. *                                       1,011,300       10,042,209

FINANCIAL SERVICES - 12.61%
Capital One Financial Corp.                              86,800        5,935,384
Citigroup, Inc.                                         155,600        7,235,400
Countrywide Financial Corp.                              14,200          997,550
Federal National Mortgage Association                    87,500        6,244,000
J.P. Morgan Chase & Company                             215,500        8,354,935
Washington Mutual, Inc.                                 217,500        8,404,200
                                                                   -------------
                                                                      37,171,469

HEALTHCARE PRODUCTS - 1.71%
Baxter International, Inc.                              145,700        5,028,107

HEALTHCARE SERVICES - 9.90%
Health Net, Inc. *                                      198,600        5,262,900
McKesson Corp.                                          252,900        8,682,057
UnitedHealth Group, Inc.                                244,900       15,245,025
                                                                   -------------
                                                                      29,189,982

INSURANCE - 3.80%
MGIC Investment Corp.                                   147,800       11,212,108

INTERNET RETAIL - 16.20%
Amazon.com, Inc. *                                      427,700       23,266,880
eBay, Inc.                                              116,600       10,721,370
InterActiveCorp *                                       456,400       13,755,896
                                                                   -------------
                                                                      47,744,146

MANUFACTURING - 7.43%
Tyco International, Ltd.                                660,400       21,885,656

MEDICAL-HOSPITALS - 1.05%
Tenet Healthcare Corp. *                                229,900        3,082,959

PHOTOGRAPHY - 3.02%
Eastman Kodak Company                                   329,900        8,900,702

RETAIL GROCERY - 4.76%
Albertsons, Inc.                                        310,500        8,240,670
The Kroger Company *                                    318,500        5,796,700
                                                                   -------------
                                                                      14,037,370

RETAIL TRADE - 2.32%
Home Depot, Inc.                                        194,700        6,853,440

SANITARY SERVICES - 3.14%
Waste Management, Inc.                                  301,500        9,240,975

SOFTWARE - 1.27%
Intuit, Inc. *                                           96,900        3,738,402

TELEPHONE - 2.30%
Qwest Communications International, Inc. *            1,887,600        6,776,484
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $278,946,813)                            $ 292,103,048
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.77%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $5,212,051 on
  07/01/2004, collateralized by
  $4,080,000 U.S. Treasury Bonds,
  7.625% due 02/15/2025 (valued at
  $5,318,872, including interest).                $   5,212,000    $   5,212,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,212,000)                                                  $   5,212,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (CORE EQUITY TRUST)
  (COST $284,158,813) - 100.88%                                    $ 297,315,048
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.88)%                       (2,598,257)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 294,716,791
                                                                   =============

STRATEGIC VALUE TRUST

                                          SHARES OR
                                          PRINCIPAL
                                            AMOUNT     VALUE
                                          ---------------------
COMMON STOCKS - 97.90%

AEROSPACE - 2.80%
Lockheed Martin Corp.                       70,130   $3,652,370

AIR TRAVEL - 0.64%
Southwest Airlines Company                  49,700      833,469

AUTO PARTS - 1.05%
Magna International, Inc., Class A          16,000    1,362,720

BANKING - 2.28%
Bank of America Corp.                       35,120    2,971,854

BROADCASTING - 2.97%
Viacom, Inc., Class B                      108,140    3,862,761

CABLE AND TELEVISION - 2.27%
Comcast Corp.-Special Class A *            107,180    2,959,240

CELLULAR COMMUNICATIONS - 1.52%
Vodafone Group PLC - ADR (a)                89,627    1,980,757

CHEMICALS - 2.20%
E.I. Du Pont De Nemours & Company           35,200    1,563,584
Lyondell Chemical Company (a)               74,960    1,303,554
                                                     ----------
                                                      2,867,138

CONTAINERS & GLASS - 3.10%
Owens-Illinois, Inc. *                     177,500    2,974,900
Smurfit-Stone Container Corp.               53,530    1,067,923
                                                     ----------
                                                      4,042,823

CRUDE PETROLEUM & NATURAL GAS - 2.27%
Devon Energy Corp.                          33,760    2,228,160
Newfield Exploration Company *              13,000      724,620
                                                     ----------
                                                      2,952,780

ELECTRICAL EQUIPMENT - 1.65%
General Electric Company                    66,460    2,153,304

ELECTRICAL UTILITIES - 3.32%
Calpine Corp. * (a)                        574,680   $2,482,618

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC VALUE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT          VALUE
                                                  ------------------------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
TXU Corp.                                                45,530    $   1,844,420
                                                                   -------------
                                                                       4,327,038

FINANCIAL SERVICES - 10.26%
Citigroup, Inc.                                          57,860        2,690,490
Federal Home Loan Mortgage Corp.                         48,610        3,077,013
MBNA Corp.                                               21,200          546,748
Mellon Financial Corp.                                  100,950        2,960,864
Merrill Lynch & Company, Inc.                            39,340        2,123,573
PNC Financial Services Group                             37,090        1,968,737
                                                                   -------------
                                                                      13,367,425

FOOD & BEVERAGES - 1.96%
General Mills, Inc.                                      53,800        2,557,114

HEALTHCARE PRODUCTS - 3.58%
Johnson & Johnson                                        83,790        4,667,103

HEALTHCARE SERVICES - 1.08%
Apria Healthcare Group, Inc. * (a)                       18,900          542,430
Lincare Holdings, Inc. *                                 26,100          857,646
                                                                   -------------
                                                                       1,400,076

HOUSEHOLD PRODUCTS - 2.29%
Newell Rubbermaid, Inc.                                 126,690        2,977,215

INDUSTRIAL MACHINERY - 1.66%
Cooper Cameron Corp. * (a)                               44,360        2,160,332

INSURANCE - 5.04%
Conseco, Inc. * (a)                                      87,500        1,741,250
Hartford Financial Services Group, Inc.                  27,950        1,921,283
The Allstate Corp.                                       62,230        2,896,806
                                                                   -------------
                                                                       6,559,339

INTERNATIONAL OIL - 2.50%
Noble Corp. *                                            86,070        3,261,192

INTERNET SOFTWARE - 0.83%
Networks Associates, Inc. * (a)                          59,230        1,073,840

LEISURE TIME - 2.14%
The Walt Disney Company                                 109,400        2,788,606

MANUFACTURING - 2.04%
Tyco International, Ltd.                                 80,020        2,651,863

MEDICAL-HOSPITALS - 1.78%
Tenet Healthcare Corp. *                                173,050        2,320,601

METAL & METAL PRODUCTS - 1.82%
Companhia Vale Do Rio Doce, ADR                          49,800        2,367,990

PAPER - 0.83%
Bowater, Inc.                                            25,910        1,077,597

PETROLEUM SERVICES - 5.70%
BJ Services Company                                      42,390        1,943,158
GlobalSantaFe Corp.                                     145,608        3,858,612
Schlumberger, Ltd.                                       25,620        1,627,126
                                                                   -------------
                                                                       7,428,896

PHARMACEUTICALS - 6.84%
Abbott Laboratories                                      29,000        1,182,040
Merck & Company, Inc.                                    82,820        3,933,950
Wyeth                                                   104,900        3,793,184
                                                                   -------------
                                                                       8,909,174

RETAIL GROCERY - 0.49%
The Kroger Company *                                     35,070          638,274

RETAIL TRADE - 2.37%
Home Depot, Inc.                                         45,680        1,607,936
Rite Aid Corp. * (a)                                    284,040        1,482,689
                                                                   -------------
                                                                       3,090,625

SOFTWARE - 5.08%
Computer Associates International, Inc.                  48,400        1,358,104
Microsoft Corp.                                         184,080        5,257,325
                                                                   -------------
                                                                       6,615,429

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 4.60%
Nokia Oyj-sponsored ADR                                 204,300        2,970,522
Nortel Networks Corp. *                                 604,900        3,018,451
                                                                   -------------
                                                                       5,988,973

TELEPHONE - 8.53%
Sprint Corp. (FON Group)                                327,840        5,769,984
Verizon Communications, Inc.                            147,590        5,341,283
                                                                   -------------
                                                                      11,111,267

TOYS, AMUSEMENTS & SPORTING GOODS - 0.41%
Mattel, Inc.                                             29,500          538,375
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $117,024,485)                            $ 127,517,560
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 8.06%
Federal National Mortgage Association
  Discount Notes
  1.03% due 07/01/2004                            $   2,505,000    $   2,505,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                                 7,988,559        7,988,559
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,493,559)                                                 $  10,493,559
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (STRATEGIC VALUE TRUST)

  (COST $127,518,044) - 105.96%                                    $ 138,011,119
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.96)%                       (7,759,662)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 130,251,457
                                                                   =============

LARGE CAP VALUE TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT        VALUE
                                                       -------------------------
COMMON STOCKS - 96.69%

AEROSPACE - 1.70%
Honeywell International, Inc.                            47,000    $   1,721,610
Textron, Inc.                                             4,100          243,335
                                                                   -------------
                                                                       1,964,945

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                           SHARES OR
                                           PRINCIPAL
                                             AMOUNT     VALUE
                                           ---------------------
COMMON STOCKS (CONTINUED)
AGRICULTURE - 1.14%
Archer-Daniels-Midland Company               78,000   $1,308,840

AUTO PARTS - 0.44%
Autoliv, Inc.                                 2,650      111,830
Dana Corp.                                   13,475      264,110
Lear Corp.                                    2,225      131,253
                                                      ----------
                                                         507,193

AUTOMOBILES - 2.69%
Ford Motor Company                          103,000    1,611,950
General Motors Corp.                         32,000    1,490,880
                                                      ----------
                                                       3,102,830

BANKING - 4.82%
Bank of America Corp.                        13,000    1,100,060
Commerce Bancorp, Inc. (a)                   16,000      880,160
Independence Community Bank Corp.            17,000      618,800
KeyCorp                                      29,000      866,810
Wachovia Corp.                               47,000    2,091,500
                                                      ----------
                                                       5,557,330

BIOTECHNOLOGY - 1.00%
Invitrogen Corp. *                           16,000    1,151,840

BUSINESS SERVICES - 0.34%
Computer Sciences Corp. *                     3,325      154,380
NCR Corp. *                                   4,850      240,511
                                                      ----------
                                                         394,891

CELLULAR COMMUNICATIONS - 0.97%
Motorola, Inc.                               61,000    1,113,250

CHEMICALS - 2.08%
Ashland, Inc.                                 5,625      297,056
E.I. Du Pont De Nemours & Company            41,000    1,821,220
Eastman Chemical Company                      6,150      284,315
                                                      ----------
                                                       2,402,591

COAL - 1.02%
Peabody Energy Corp.                         21,000    1,175,790

COMPUTERS & BUSINESS EQUIPMENT - 3.55%
Hewlett-Packard Company                      98,000    2,067,800
Tech Data Corp. * (a)                        18,000      704,340
Xerox Corp. * (a)                            91,000    1,319,500
                                                      ----------
                                                       4,091,640

CONTAINERS & GLASS - 1.00%
Ball Corp.                                   16,000    1,152,800

CRUDE PETROLEUM & NATURAL GAS - 6.21%
Amerada Hess Corp.                           17,000    1,346,230
ChevronTexaco Corp.                          33,000    3,105,630
Occidental Petroleum Corp.                   31,000    1,500,710
Sunoco, Inc.                                 19,000    1,208,780
                                                      ----------
                                                       7,161,350

ELECTRICAL EQUIPMENT - 3.20%
General Electric Company                    114,000    3,693,600

ELECTRICAL UTILITIES - 2.35%
Alliant Corp. (a)                             9,525      248,412
Edison International                         12,150      310,675
Northeast Utilities                          11,350      220,985
TXU Corp. (a)                                34,000    1,377,340
WPS Resources Corp.                          12,000      556,200
                                                      ----------
                                                       2,713,612

ELECTRONICS - 0.70%
Agilent Technologies, Inc. *                 11,000      322,080
Arrow Electronics, Inc. * (a)                 9,150      245,403
Avnet, Inc. *                                10,525      238,917
                                                      ----------
                                                         806,400

FINANCIAL SERVICES - 7.86%
Bear Stearns Companies, Inc.                 10,000      843,100
Citigroup, Inc.                              82,000    3,813,000
Countrywide Financial Corp.                  22,000    1,545,500
E*TRADE Financial Corp. *                   101,000    1,126,150
J.P. Morgan Chase & Company                  45,000    1,744,650
                                                      ----------
                                                       9,072,400

FOOD & BEVERAGES - 2.64%
Coca-Cola Enterprises, Inc.                  10,600      307,294
Kellogg Company                              18,000      753,300
The Pepsi Bottling Group, Inc.               24,000      732,960
Tyson Foods, Inc., Class A                   60,000    1,257,000
                                                      ----------
                                                       3,050,554

FUNERAL SERVICES - 0.22%
Service Corp. International * (a)            35,000      257,950

GAS & PIPELINE UTILITIES - 0.23%
Dynegy, Inc., Class A * (a)                  63,200      269,232

HEALTHCARE PRODUCTS - 1.21%
Bausch & Lomb, Inc. (a)                       4,000      260,280
Becton, Dickinson & Company                  22,000    1,139,600
                                                      ----------
                                                       1,399,880

HEALTHCARE SERVICES - 1.63%
DaVita, Inc.                                  7,163      220,820
Humana, Inc. *                               14,150      239,135
Omnicare, Inc. (a)                            4,400      188,364
PacifCare Health Systems, Inc.               32,000    1,237,120
                                                      ----------
                                                       1,885,439

HOMEBUILDERS - 3.91%
D.R. Horton, Inc.                            39,000    1,107,600
KB HOME                                      16,000    1,098,080
Lennar Corp., Class A                         4,600      205,712
M.D.C. Holdings, Inc. (a)                     3,915      249,033
Pulte Homes, Inc. (a)                        22,000    1,144,660
Ryland Group, Inc.                            9,100      711,620
                                                      ----------
                                                       4,516,705

HOTELS & RESTAURANTS - 1.47%
McDonald's Corp.                             65,000    1,690,000

HOUSEHOLD PRODUCTS - 0.52%
Fortune Brands, Inc.                          8,000      603,440

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LARGE CAP VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                   ------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL MACHINERY - 1.03%
Cummins, Inc. (a)                                         19,000    $   1,187,500

INSURANCE - 12.08%
American Financial Group, Inc. (a)                         8,375          256,024
Anthem, Inc. * (a)                                        14,000        1,253,840
Aon Corp.                                                 43,000        1,224,210
Chubb Corp.                                               19,000        1,295,420
CIGNA Corp.                                               19,000        1,307,390
Fidelity National Financial, Inc.                          7,047          263,135
Hartford Financial Services Group, Inc.                   22,000        1,512,280
Lincoln National Corp.                                    28,000        1,323,000
Loews Corp.                                               14,000          839,440
MBIA, Inc.                                                 4,250          242,760
MetLife, Inc.                                             36,000        1,290,600
Nationwide Financial Services, Inc., Class A               7,000          263,270
Prudential Financial, Inc.                                 4,775          221,894
SAFECO Corp.                                              20,000          880,000
The Allstate Corp.                                        38,000        1,768,900
                                                                    -------------
                                                                       13,942,163

INTERNATIONAL OIL - 4.14%
Anadarko Petroleum Corp.                                  24,000        1,406,400
ConocoPhillips                                            28,000        2,136,120
Kerr-McGee Corp.                                          23,000        1,236,710
                                                                    -------------
                                                                        4,779,230

MANUFACTURING - 1.31%
Rockwell Automation, Inc                                  34,000        1,275,340
The Stanley Works                                          5,275          240,435
                                                                    -------------
                                                                        1,515,775

MINING - 1.08%
Phelps Dodge Corp.                                        16,000        1,240,160

PAPER - 1.19%
Georgia-Pacific Corp.                                     37,000        1,368,260

PETROLEUM SERVICES - 4.41%
Exxon Mobil Corp.                                         83,000        3,686,030
Valero Energy Corp.                                       19,000        1,401,440
                                                                    -------------
                                                                        5,087,470

RAILROADS & EQUIPMENT - 1.17%
Norfolk Southern Corp.                                    51,000        1,352,520

RETAIL TRADE - 7.08%
Barnes & Noble, Inc. *                                     6,850          232,763
Borders Group, Inc.                                       44,100        1,033,704
Claire's Stores, Inc.                                      6,475          140,507
Foot Locker, Inc.                                         10,150          247,051
J.C. Penney Company, Inc.                                 34,000        1,283,840
May Department Stores Company                             45,000        1,237,050
Nordstrom, Inc.                                           28,000        1,193,080
Regis Corp. (a)                                           16,000          713,440
Rite Aid Corp. *                                         135,000          704,700
Saks, Inc.                                                14,350          215,250
The Neiman Marcus Group, Inc., Class A                    21,000        1,168,650
                                                                    -------------
                                                                        8,170,035

SEMICONDUCTORS - 3.32%
Advanced Micro Devices, Inc. * (a)                        75,000        1,192,500
Atmel Corp. * (a)                                        192,000        1,136,640
Cypress Semiconductor Corp. * (a)                         70,000          993,300
Fairchild Semiconductor
  International, Inc. * (a)                               31,000          507,470
                                                                    -------------
                                                                        3,829,910

SOFTWARE - 1.48%
Autodesk, Inc.                                            27,000        1,155,870
Novell, Inc. *                                            66,000          553,740
                                                                    -------------
                                                                        1,709,610

STEEL - 2.06%
Nucor Corp. (a)                                           15,000        1,151,400
United States Steel Corp.                                 35,000        1,229,200
                                                                    -------------
                                                                        2,380,600

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 3.30%
Avaya, Inc. *                                             70,000        1,105,300
Corning, Inc. *                                           18,275          238,671
Lucent Technologies, Inc. * (a)                          378,000        1,428,840
Tellabs, Inc. * (a)                                      119,000        1,040,060
                                                                    -------------
                                                                        3,812,871

TRUCKING & FREIGHT - 0.14%
Ryder Systems, Inc. (a)                                    4,150          166,291
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $108,220,725)                             $ 111,586,897
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 12.74%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $  14,709,524    $  14,709,524
---------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $14,709,524)                                                  $  14,709,524
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.54%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $4,081,040 on
  07/01/2004, collateralized by
  $4,035,000 U.S. Treasury Notes,
  7.88% due 11/15/2004 (valued at
  $4,166,138, including interest).                 $   4,081,000    $   4,081,000
---------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,081,000)                                                   $   4,081,000
---------------------------------------------------------------------------------
TOTAL INVESTMENTS (LARGE CAP VALUE TRUST)
  (COST $127,011,249) - 112.97%                                     $ 130,377,421
LIABILITIES IN EXCESS OF OTHER ASSETS - (12.97)%                      (14,971,058)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 115,406,363
                                                                    =============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CLASSIC VALUE TRUST

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT            VALUE
                                                   ------------------------------
COMMON STOCKS - 92.11%

AEROSPACE - 3.99%
Boeing Company                                           5,175    $   264,391

AUTO PARTS - 2.98%
Johnson Controls, Inc.                                   3,700        197,506

BANKING - 5.21%
Bank of America Corp.                                    2,400        203,088
Comerica, Inc. (a)                                       2,600        142,688
                                                                  -----------
                                                                      345,776

BUSINESS SERVICES - 2.39%
Cendant Corp.                                            6,475        158,508

COMPUTERS & BUSINESS EQUIPMENT - 4.73%
Hewlett-Packard Company (a)                             14,875        313,863

ELECTRICAL UTILITIES - 3.32%
Wisconsin Energy Corp. (a)                               6,750        220,118

ENERGY - 1.21%
SCANA Corp. (a)                                          2,200         80,014

FINANCIAL SERVICES - 17.08%
CIT Group, Inc.                                          5,500        210,595
Citigroup, Inc.                                          5,450        253,425
Federal Home Loan Mortgage Corp.                         4,850        307,005
Federal National Mortgage Association                    1,800        128,448
Morgan Stanley                                           4,425        233,507
                                                                  -----------
                                                                    1,132,980

FOOD & BEVERAGES - 4.33%
Sara Lee Corp. (a)                                      12,500        287,375

HEALTHCARE SERVICES - 3.09%
HCA, Inc.                                                4,925        204,831

HOUSEHOLD APPLIANCES - 3.72%
Whirlpool Corp. (a)                                      3,600        246,960

INSURANCE - 22.47%
Aon Corp.                                                7,550        214,948
CIGNA Corp.                                              2,350        161,704
Loews Corp.                                              3,975        238,341
MBIA, Inc.                                               2,225        127,092
MetLife, Inc.                                            7,000        250,950
Radian Group, Inc.                                       1,050         50,295
The Allstate Corp.                                       3,325        154,779
Torchmark, Inc. (a)                                      2,625        141,225
XL Capital, Ltd., Class A (a)                            2,000        150,920
                                                                  -----------
                                                                    1,490,254

PETROLEUM SERVICES - 3.27%
BP PLC-sponsored ADR                                     4,050        216,958

PHARMACEUTICALS - 3.21%

Bristol-Myers Squibb Company                             8,675        212,537

RAILROADS & EQUIPMENT - 3.14%
Union Pacific Corp.                                      3,500        208,075

RETAIL TRADE - 2.56%
RadioShack Corp. (a)                                     5,925        169,633

SOFTWARE - 4.03%
Computer Associates International, Inc.                  9,525        267,271

TOBACCO - 1.38%
Altria Group, Inc.                                       1,825         91,341
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $5,957,129)                             $ 6,108,391
-----------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 18.62%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $ 1,235,081    $ 1,235,081
-----------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,235,081)                                                 $ 1,235,081
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 10.15%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.350% to
  be repurchased at $673,007 on
  07/01/2004, collateralized by
  $490,000 U.S. Treasury Bonds, 8.875%
  due 08/15/2017 (valued at $686,613,
  including interest).                             $   673,000    $   673,000
-----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $673,000)                                                   $   673,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (CLASSIC VALUE TRUST)
 (COST $7,865,210) - 120.88%                                      $ 8,016,472
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.88)%                   (1,384,633)
                                                                  -----------
TOTAL NET ASSETS - 100.00%                                        $ 6,631,839
                                                                  ===========

UTILITIES TRUST

                                             SHARES OR
                                             PRINCIPAL
                                               AMOUNT      VALUE
                                             ---------------------
COMMON STOCKS - 86.44%

BROADCASTING - 7.62%
Citadel Broadcasting Corp. *                   27,700   $  403,589
Clear Channel Communications, Inc.             12,380      457,441
Cox Communications, Inc., Class A *            25,810      717,260
Cox Radio, Inc., Class A *                     14,940      259,657
Cumulus Media, Inc., Class A *                  5,300       89,093
Fox Entertainment Group, Inc., Class A *       24,600      656,820
Grupo Televisa SA, ADR                         15,400      697,158
TV Azteca SA de CV, ADR (a)                    80,970      699,581
Viacom, Inc., Class B                          21,480      767,265
                                                        ----------
                                                         4,747,864

CABLE AND TELEVISION - 4.29%
Cablevision Systems New York Group,
 Class A * (a)                                  4,200       82,530
Comcast Corp., Class A *                        2,400       67,272
Comcast Corp.-Special Class A *                48,220    1,331,354
EchoStar Communications Corp., Class A *       33,140    1,019,055
The DIRECTV Group, Inc. *                       1,700       29,070
Time Warner, Inc. *                             8,170      143,629
                                                        ----------
                                                         2,672,910

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT      VALUE
                                               -----------------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS - 5.31%
Alamosa Holdings, Inc. * (a)                       8,400   $    61,740
America Movil S.A. de C.V., ADR, Series L         33,560     1,220,577
Kt Freetel *                                      21,720       376,881
SK Telecom Company, Ltd., ADR (a)                 16,500       346,335
Vodafone Group PLC *                             597,670     1,308,347
                                                           -----------
                                                             3,313,880

ELECTRICAL UTILITIES - 32.37%
Ameren Corp.                                       7,880       338,525
Cinergy Corp.                                     22,090       839,420
Constellation Energy Group, Inc.                  28,541     1,081,704
Dominion Resources, Inc.                          16,970     1,070,468
DPL, Inc.                                         11,900       231,098
E.ON AG *                                         14,790     1,068,330
Endesa SA *                                       36,560       705,414
Enel SPA *                                        71,820       576,519
Enersis SA, ADR                                   87,100       519,116
Entergy Corp.                                     38,230     2,141,262
Exelon Corp.                                      70,040     2,331,632
FirstEnergy Corp.                                  7,480       279,827
National Grid Transco PLC *                       47,379       365,477
Nrg Energy, Inc. * (a)                            50,600     1,254,880
PG&E Corp. *                                      50,720     1,417,117
Pinnacle West Capital Corp.                        4,200       169,638
PPL Corp.                                         34,720     1,593,648
Public Service Enterprise Group, Inc.              7,200       288,216
Red Electrica De Espana *                         17,100       291,196
Reliant Energy, Inc. *                            64,310       696,477
T.E.R.N.A *                                      186,500       404,372
The AES Corp. *                                  113,500     1,127,055
TXU Corp.                                         23,460       950,365
Westar Energy, Inc.                               22,100       440,011
                                                           -----------
                                                            20,181,767

ENERGY - 3.84%
Energen Corp.                                        600        28,794
MDU Resources Group, Inc.                         39,680       953,510
SCANA Corp.                                        7,800       283,686
Sempra Energy                                     32,730     1,126,894
                                                           -----------
                                                             2,392,884

GAS & PIPELINE UTILITIES - 10.59%
AGL Resources, Inc.                               15,320       445,046
El Paso Corp.                                      3,800        29,944
Enagas *                                         111,940     1,214,915
Equitable Resources, Inc.                         27,480     1,420,991
Kinder Morgan, Inc.                               15,529       920,714
NiSource, Inc.                                    26,430       544,986
ONEOK, Inc.                                       29,210       642,328
Questar Corp.                                     17,490       675,813
Severn Trent PLC *                                 9,800       141,421
Snam Rete Gas SPA *                              131,000       563,286
                                                           -----------
                                                             6,599,444

INDUSTRIAL MACHINERY - 0.58%
Cooper Cameron Corp. *                             7,400       360,380

INTERNATIONAL OIL - 1.57%
EnCana Corp. - CAD *                              13,300       571,644
Noble Corp. *                                     10,740       406,939
                                                           -----------
                                                               978,583

LEISURE TIME - 1.12%
The Walt Disney Company                           27,400       698,426

PETROLEUM SERVICES - 2.67%
Fortum Corp. *                                     5,100        65,229
GlobalSantaFe Corp.                               12,840       340,260
Halliburton Company                               30,980       937,455
Pride International, Inc. *                       18,700       319,957
                                                           -----------
                                                             1,662,901

POLLUTION CONTROL - 0.59%
Suez SA *                                         17,700       368,898

SANITARY SERVICES - 2.51%
AWG PLC *                                         20,920       222,246
Awg *                                          4,853,840         8,799
United Utilities PLC, Class A *                   45,500       274,476
United Utilities PLC *                            17,200       161,678
Veolia Environnement *                            31,813       898,645
                                                           -----------
                                                             1,565,844

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 6.09%
American Tower Corp., Class A *                   12,990       197,448
Crown Castle International Corp. *                19,398       286,120
Deutsche Telekom AG *                             38,270       673,145
France Telecom SA *                               16,530       431,296
Hanaro Telecom, Inc. *                           103,600       235,801
Nortel Networks Corp. *                           68,900       343,811
NTL, Inc.                                          5,700       328,434
SBC Communications, Inc.                          15,600       378,300
SK Telecom Company, Ltd., ADR *                    1,300       213,760
Spectrasite, Inc.                                  8,000       345,760
Telecom Corporation Of New Zealand                12,100       360,580
                                                           -----------
                                                             3,794,455

TELEPHONE - 7.29%
Brasil Telecom Participacoes SA, ADR              19,900       610,930
Koninklijke (Royal) KPN NV *                      77,630       591,952
Sprint Corp. (FON Group)                          56,585       995,896
Telefonica SA *                                   42,120       623,372
Telefonos de Mexico SA de CV, ADR, Class L        24,440       813,119
Verizon Communications, Inc.                      25,200       911,988
                                                           -----------
                                                             4,547,257
----------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $49,319,550)                     $53,885,493
----------------------------------------------------------------------
PREFERRED STOCKS - 2.65%

BROADCASTING - 1.35%
The News Corp., Ltd., ADR                         25,660       843,701

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

UTILITIES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT        VALUE
                                                     -------------------------
PREFERRED STOCKS (CONTINUED)

ELECTRICAL UTILITIES - 0.88%
AES Trust III (a)                                        5,880    $    247,313
CIA Energetica Minas Gerais *                        3,100,000          46,170
Public Service Enterprise Group, Inc.                    4,500         254,520
                                                                  ------------
                                                                       548,003

ENERGY - 0.32%
Sempra Energy                                            6,480         196,344

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.10%
Crown Castle International Corp. (a)                     1,400          62,300
------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $1,596,569)                            $1,650,348
------------------------------------------------------------------------------

CORPORATE BONDS - 6.20%

BROADCASTING - 0.01%
Continental Cablevision, Inc.
  9.50% due 08/01/2013                               $   8,000           8,880

CELLULAR COMMUNICATIONS - 0.47%
American Tower Corp.
  7.25% due 12/01/2011                                 290,000         290,725

DOMESTIC OIL - 0.08%
Chesapeake Energy Corp
  7.50% due 06/15/2014                                  50,000          51,500

ELECTRICAL UTILITIES - 4.86%
AES Corp.
  8.75% due 05/15/2013                                  90,000          96,412
  9.00% due 05/15/2015                                  80,000          85,700
Beaver Valley Funding Corp.
  9.00% due 06/01/2017                                 102,000         115,189
Calpine Corp.
  8.50% due 05/01/2008                                  94,000          62,902
  8.50% due 02/15/2011 (a)                                   0               0
  8.75% due 07/15/2013 (a)                             360,000         295,200
DPL, Inc.
  6.875% due 09/01/2011                                295,000         297,212
Empresa Nacional De Electricidad
  8.35% due 08/01/2013                                 562,000         599,944
Enersis SA
  7.375% due 01/15/2014                                227,000         223,319
FirstEnergy Corp.
  6.45% due 11/15/2011                                 253,000         262,300
PSEG Energy Holdings LLC
  7.75% due 04/16/2007                                 216,000         226,260
PSEG Energy Holdings, Inc.
  8.625% due 02/15/2008                                176,000         189,200
Reliant Resources, Inc.
  9.25% due 07/15/2010                                 365,000         389,638
Westar Energy, Inc.
  6.00% due 07/01/2014                                 182,000         184,907
                                                                  ------------
                                                                     3,028,183

GAS & PIPELINE UTILITIES - 0.54%
CenterPoint Energy Resources Corp.
  7.875% due 04/01/2013                                301,000         336,791

TELEPHONE - 0.24%
Citizens Communications Company
  9.00% due 08/15/2031                                 155,000         149,452
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $3,822,164)                           $  3,865,531
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 8.72%
Federal National Mortgage Association
  Discount Notes
  1.03% due 07/01/2004                            $  2,784,000    $  2,784,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                                2,649,783       2,649,783
------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $5,435,166)                                                 $  5,433,783
------------------------------------------------------------------------------
TOTAL INVESTMENTS (UTILITIES TRUST)
  (COST $60,173,449) - 104.01%                                    $ 64,835,155
LIABILITIES IN EXCESS OF OTHER ASSETS - (4.01)%                     (2,497,214)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $ 62,337,941
                                                                  ============

REAL ESTATE SECURITIES TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT       VALUE
                                                -----------------------
COMMON STOCKS - 97.66%

HOTELS & RESTAURANTS - 5.33%
Hilton Hotels Corp.                               879,200   $16,405,872
La Quinta Corp. *                                 911,600     7,657,440
Starwood Hotels & Resorts Worldwide, Inc.         322,900    14,482,065
                                                            -----------
                                                             38,545,377

REAL ESTATE - 92.33%
AMB Property Corp., REIT                          266,500     9,228,895
American Financial Realty Trust, REIT             757,500    10,824,675
Amli Residential Properties Trust, REIT            76,500     2,244,510
Apartment Investment & Management
  Company, Class A, REIT                          266,600     8,299,258
Archstone-Smith Trust, REIT                       556,867    16,332,909
Arden Realty, Inc., REIT                          318,600     9,370,026
Avalon Bay Communities, Inc., REIT                289,600    16,368,192
Boston Properties, Inc., REIT                      53,314     2,669,965
Brandywine Realty Trust, REIT                     138,200     3,757,658
BRE Properties, Inc., Class A, REIT (a)           269,300     9,358,175
Brookfield Properties Corp.                       497,100    14,291,625
Capital Automotive, REIT                          125,300     3,675,049
CarrAmerica Realty Corp., REIT                    207,000     6,257,610
Catellus Development Corp., REIT                  597,878    14,737,693
Chelsea Property Group, Inc., REIT                 44,000     2,869,680
Colonial Properties Trust, REIT                   101,600     3,914,648
Commercial Net Lease Realty, REIT (a)             171,600     2,951,520
Crescent Real Estate Equities Company, REIT       448,200     7,224,984
Developers Diversified Realty Corp., REIT         326,200    11,537,694
Duke Realty Corp., REIT                           545,400    17,349,174
Entertainment Properties Trust, REIT               78,200     2,794,868
Equity Office Properties Trust, REIT            1,320,200    35,909,440

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL ESTATE SECURITIES TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                   ------------------------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Equity One, Inc., REIT (a)                               236,100    $   4,268,688
Equity Residential, REIT                               1,667,000       49,559,910
Essex Property Trust Inc., REIT (a)                       84,000        5,741,400
Federal Realty Investment Trust, REIT                    295,200       12,277,368
Gables Residential Trust, REIT (a)                        97,000        3,296,060
General Growth Properties, Inc., REIT                    828,500       24,498,745
Glenborough Realty Trust, Inc., REIT                     127,300        2,335,955
Health Care REIT Inc. (a)                                202,100        6,568,250
Healthcare Realty Trust Inc., REIT (a)                   173,500        6,502,780
Heritage Property Investment Trust, REIT                 174,400        4,719,264
Highwoods Properties, Inc., REIT                         379,100        8,908,850
Home Properties Inc., REIT                               121,000        4,716,580
Host Marriott Corp., REIT *                              928,800       11,479,968
HRPT Properties Trust, REIT                              687,993        6,886,810
Inland Real Estate Corp.                                 173,600        2,258,536
Kimco Realty Corp., REIT                                 281,300       12,799,150
LaSalle Hotel Properties REIT                            145,700        3,555,080
Lexington Corporate Property Trust, REIT                 288,100        5,736,071
Liberty Property Trust, REIT (a)                         490,000       19,702,900
Mack-California Realty Corp., REIT                       412,300       17,060,974
National Health Investments, Inc., REIT                  121,694        3,308,860
Nationwide Health Properties, Inc., REIT (a)             247,353        4,674,972
Pan Pacific Retail Properties, Inc., REIT                235,000       11,872,200
Pennsylvania Real Estate
  Investment Trust, REIT (a)                             137,185        4,698,586
ProLogis, REIT                                           750,000       24,690,000
PS Business Parks, Inc., REIT                            124,000        4,989,760
Public Storage, Inc., REIT                               312,700       14,387,327
Realty Income Corp., REIT (a)                            124,500        5,195,385
Regency Centers Corp., REIT                              342,400       14,688,960
Rouse Company, REIT                                      417,400       19,826,500
Senior Housing Properties Trust, REIT (a)                361,100        6,062,869
Simon Property Group, Inc., REIT                       1,102,100       56,669,982
SL Green Realty Corp., REIT (a)                          110,300        5,162,040
Summit Properties, Inc., REIT (a)                        185,800        4,763,912
Sun Communities, Inc., REIT                               90,900        3,422,385
Taubman Centers, Inc., REIT                              171,600        3,927,924
The Macerich Company, REIT                               217,000       10,387,790
Trizec Properties, Inc., REIT                            525,700        8,547,882
Universal Health Realty Income Trust                      59,000        1,693,300
Ventas, Inc., REIT                                       461,400       10,773,690
Vornado Realty Trust, REIT                               319,900       18,269,489
Weingarten Realty Investors, REIT                        169,700        5,308,216
                                                                    -------------
                                                                      668,163,616
---------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $631,400,168)                             $ 706,708,993
---------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 4.92%
State Street Navigator Securities
  Lending Prime Portfolio (c)                      $  35,625,974    $  35,625,974
---------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $35,625,974)                                                  $  35,625,974
---------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.09%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $22,400,218 on
  07/01/2004, collateralized by
  $17,140,000 U.S. Treasury Bonds,
  8.125% due 08/15/2019 (valued at
  $22,850,534 , including interest).               $  22,400,000    $  22,400,000
---------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $22,400,000)                                                  $  22,400,000
---------------------------------------------------------------------------------

TOTAL INVESTMENTS (REAL ESTATE SECURITIES TRUST)
(COST $689,426,143) - 105.67%                                       $ 764,734,967
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.67)%                       (41,064,433)
                                                                    -------------
TOTAL NET ASSETS - 100.00%                                          $ 723,670,534
                                                                    =============

SMALL CAP OPPORTUNITIES TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT      VALUE
                                                 ---------------------
COMMON STOCKS - 93.45%

AEROSPACE - 1.24%
Alliant Techsystems, Inc. *                        29,100   $1,843,194

AIR FREIGHT - 0.29%
ExpressJet Holdings, Inc. * (a)                    35,100      426,114

APPAREL & TEXTILES - 0.57%
Quiksilver, Inc. *                                 35,500      845,255

AUTO PARTS - 4.81%
American Axle & Manufacturing Holdings, Inc.       76,200    2,770,632
BorgWarner, Inc.                                   48,000    2,100,960
China Yuchai International, Ltd. (a)               58,975    1,074,524
Noble International, Ltd. (a)                      47,300    1,171,621
                                                            ----------
                                                             7,117,737

AUTO SERVICES - 0.39%
Spartan Motors, Inc. (a)                           47,200      578,200

AUTOMOBILES - 1.21%
Thor Industries, Inc.                              28,575      956,120
United Auto Group, Inc.                            27,300      836,745
                                                            ----------
                                                             1,792,865

BANKING - 1.03%
Prosperity Bancshares, Inc. (a)                    27,500      669,625
UCBH Holdings, Inc.                                21,500      849,680
                                                            ----------
                                                             1,519,305

BUILDING MATERIALS & CONSTRUCTION - 0.91%
WCI Commmunities, Inc. * (a)                       60,200    1,343,062

CHEMICALS - 0.63%
Minerals Technologies, Inc.                        16,200      939,600

COMPUTERS & BUSINESS EQUIPMENT - 2.05%
CACI International, Inc., Class A *                28,000    1,132,320
Cray, Inc. * (a)                                  102,550      678,881
Digi International, Inc. *                        114,700    1,229,584
                                                            ----------
                                                             3,040,785

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT     VALUE
                                                  ---------------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION & MINING EQUIPMENT - 1.33%
Pason Systems, Inc.                                 84,900   $1,963,225

CONSTRUCTION MATERIALS - 1.15%
Universal Forest Products, Inc. (a)                 52,790    1,702,478

CONTAINERS & GLASS - 0.53%
Jarden Corp. (a)                                    22,000      791,780

CRUDE PETROLEUM & NATURAL GAS - 1.08%
Cimarex Energy Company *                            28,775      869,868
Unit Corp. * (a)                                    23,000      723,350
                                                             ----------
                                                              1,593,218

DOMESTIC OIL - 1.84%
Magnum Hunter Resources, Inc. * (a)                101,325    1,051,753
Oil States International, Inc. * (a)                45,100      690,030
TETRA Technologies, Inc.                            36,850      989,423
                                                             ----------
                                                              2,731,206

ELECTRICAL EQUIPMENT - 1.59%
AMETEK, Inc.                                        56,950    1,759,755
Craftmade International, Inc. (a)                   29,825      590,535
                                                             ----------
                                                              2,350,290

ELECTRICAL UTILITIES - 0.83%
ALLETE, Inc.                                        36,800    1,225,440

ELECTRONICS - 1.78%
Franklin Electric, Inc.                             13,200      498,432
Itron, Inc. * (a)                                   59,475    1,364,356
TTM Technologies, Inc. * (a)                        65,000      770,250
                                                             ----------
                                                              2,633,038

ENERGY - 2.72%
Headwaters, Inc. * (a)                              41,875    1,085,819
New Jersey Resources Corp.                          27,100    1,126,818
Southwestern Energy Company * (a)                   63,200    1,811,944
                                                             ----------
                                                              4,024,581

FINANCIAL SERVICES - 6.23%
Accredited Home Lenders Holding Company * (a)       98,175    2,763,626
Affiliated Managers Group, Inc. (a)                 27,600    1,390,212
Asset Acceptance Capital Corp. * (a)                38,075      647,275
Friedman, Billings, Ramsey Group, Inc. (a)          77,900    1,541,641
New Century Financial Corp. (a)                     61,750    2,891,135
                                                             ----------
                                                              9,233,889

FOOD & BEVERAGES - 1.20%
Constellation Brands, Inc., Class A *               48,000    1,782,240

FURNITURE & FIXTURES - 0.67%
Furniture Brands International, Inc.                39,575      991,354

HEALTHCARE PRODUCTS - 4.66%
Merit Medical Systems, Inc. (a)                    138,277    2,202,753
Orthofix International N.V. *                       34,800    1,487,004
Owens & Minor, Inc.                                 32,700      846,930
Polymedica Corp. (a)                                21,400      664,256
Respironics, Inc. *                                 24,300    1,427,625
Young Innovations, Inc.                             10,900      276,860
                                                             ----------
                                                              6,905,428

HEALTHCARE SERVICES - 1.52%
ICON PLC, ADR *                                     38,850    1,709,011
Odyssey Healthcare, Inc. (a)                        28,600      538,252
                                                             ----------
                                                              2,247,263

HOMEBUILDERS - 4.21%
Dominion Homes, Inc. * (a)                          36,125      834,488
Pulte Homes, Inc. (a)                               54,875    2,855,146
Ryland Group, Inc.                                  32,500    2,541,500
                                                             ----------
                                                              6,231,134

HOTELS & RESTAURANTS - 1.24%
RARE Hospitality International, Inc.                18,600      463,140
Ruby Tuesday, Inc.                                  50,225    1,378,676
                                                             ----------
                                                              1,841,816

INDUSTRIAL MACHINERY - 2.07%
Actuant Corp., Class A (a)                          19,025      741,785
FMC Technologies, Inc. *                            52,475    1,511,280
Graco, Inc.                                         26,400      819,720
                                                             ----------
                                                              3,072,785

INSURANCE - 3.59%
Arthur J. Gallagher & Company                       27,100      825,195
Hub International, Ltd.                             25,000      477,250
RenaissanceRe Holdings, Ltd.                        28,300    1,526,785
RLI Corp. (a)                                       29,700    1,084,050
Scottish Re Group, Ltd. (a)                         60,375    1,403,719
                                                             ----------
                                                              5,316,999

INTERNET SERVICE PROVIDER - 0.46%
United Online, Inc. (a)                             38,500      677,985

INTERNET SOFTWARE - 0.46%
WebMethods, Inc. * (a)                              79,500      681,315

INVESTMENT COMPANIES - 0.82%
MCG Capital Corp. (a)                               79,150    1,217,327

LEISURE TIME - 1.32%
Life Time Fitness, Inc. *                           12,500      262,500
Penn National Gaming, Inc. *                        50,800    1,686,560
                                                             ----------
                                                              1,949,060

MANUFACTURING - 1.55%
AptarGroup, Inc. (a)                                16,200      707,778
Carlisle Companies, Inc.                            25,475    1,585,819
                                                             ----------
                                                              2,293,597

MEDICAL-HOSPITALS - 0.51%
VCA Antech, Inc. * (a)                              16,900      757,458

METAL & METAL PRODUCTS - 1.25%
Matthews International Corp., Class A               20,900      688,446
NN, Inc.                                            91,500    1,162,965
                                                             ----------
                                                              1,851,411

MINING - 0.78%
AMCOL International Corp. (a)                       61,100    1,157,845

MOBILE HOMES - 1.21%
Winnebago Industries, Inc. (a)                      48,200    1,796,896

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP OPPORTUNITIES TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                    ------------------------------
COMMON STOCKS (CONTINUED)
MUTUAL FUNDS - 7.19%
iShares Russell 2000 Index Fund (a)                        41,475    $   4,893,635
iShares Russell 2000 Value Index Fund (a)                  33,375        5,750,513
                                                                     -------------
                                                                        10,644,148

PETROLEUM SERVICES - 0.26%
Key Energy Services, Inc. *                                40,900          386,096

PLASTICS - 0.43%
Spartech Corp.                                             24,675          640,070

POLLUTION CONTROL - 0.52%
CUNO, Inc. * (a)                                           14,500          773,575

RAILROADS & EQUIPMENT - 1.64%
Genesee & Wyoming, Inc., Class A                          102,450        2,428,065

REAL ESTATE - 12.18%
American Home Mortgage Investment Corp.,
  REIT (a)                                                123,125        3,192,631
Anthracite Capital, Inc., REIT                             34,200          409,716
Anworth Mortgage Asset Corp., REIT                        102,200        1,214,136
Ashford Hospitality Trust, Inc., REIT (a)                  92,875          775,506
Corporate Office Properties Trust, REIT                    22,650          562,852
Correctional Properties Trust, REIT (a)                    43,050        1,259,213
Highland Hospitality Corp., REIT                           74,300          746,715
Impac Mortgage Holdings, Inc., REIT (a)                   124,200        2,796,984
Luminent Mortgage Capital, Inc., REIT                      93,100        1,117,200
Newcastle Investment Corp., REIT (a)                       74,325        2,226,034
RAIT Investment Trust, REIT                                44,475        1,096,309
Redwood Trust, Inc., REIT                                  16,250          904,800
The Mills Corp., REIT                                      37,200        1,737,240
                                                                     -------------
                                                                        18,039,336

RETAIL TRADE - 2.26%
Guitar Center, Inc. *                                      24,625        1,095,074
Hancock Fabrics, Inc. (a)                                  17,446          222,436
Ritchie Brothers Auctioneers, Inc.                         21,800          634,598
School Specialty, Inc. * (a)                               16,900          613,639
Sonic Automative, Inc. (a)                                 35,100          777,465
                                                                     -------------
                                                                         3,343,212

SEMICONDUCTORS - 1.71%
Diodes, Inc.                                               64,300        1,523,267
Sigmatel, Inc. *                                           16,300          473,678
White Electronic Designs Corp. * (a)                      102,000          534,480
                                                                     -------------
                                                                         2,531,425

SOFTWARE - 1.09%
Websense, Inc. * (a)                                       43,175        1,607,405

TRANSPORTATION - 0.99%
Golar LNG, Ltd. * (a)                                      93,900        1,471,413

TRUCKING & FREIGHT - 5.45%
Landstar Systems, Inc. (a)                                 27,300        1,443,351
Old Dominion Freight Lines, Inc.                           80,100        2,361,348
Oshkosh Truck Corp.                                        40,200        2,303,862
Overnite Corp.                                             67,000        1,969,800
                                                                     -------------
                                                                         8,078,361
----------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $121,143,764)                              $ 138,410,281
----------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 25.37%
State Street Navigator Securities
  Lending Prime Portfolio (c)                       $  37,584,712    $  37,584,711
----------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $37,584,712)                                                   $  37,584,711
----------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 6.84%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $10,128,098 on
  07/01/2004, collateralized by
  $7,870,000 U.S. Treasury Bonds, 8%
  due 11/15/2021 (valued at
  $10,335,521, including interest).                 $  10,128,000    $  10,128,000
----------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $10,128,000)                                                   $  10,128,000
----------------------------------------------------------------------------------
TOTAL INVESTMENTS (SMALL CAP OPPORTUNITIES TRUST)
  (COST $168,856,476) - 125.66%                                      $ 186,122,992
LIABILITIES IN EXCESS OF OTHER ASSETS - (25.66)%                       (38,008,254)
                                                                     -------------
TOTAL NET ASSETS - 100.00%                                           $ 148,114,738
                                                                     =============

SMALL COMPANY VALUE TRUST

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT       VALUE
                                                   ----------------------
COMMON STOCKS - 97.49%

AEROSPACE - 1.20%
EDO Corp. (a)                                       149,400   $ 3,603,528
Woodward Governor Company (a)                        62,100     4,478,031
                                                              -----------
                                                                8,081,559

APPAREL & TEXTILES - 1.47%
Culp, Inc. * (a)                                    161,000     1,252,580
G & K Services, Class A                             178,700     7,181,953
Unifi, Inc. * (a)                                   496,000     1,453,280
                                                              -----------
                                                                9,887,813

AUTO PARTS - 1.11%
TBC Corp. *                                         313,400     7,458,920

AUTO SERVICES - 0.87%
Dollar Thrifty Automotive Group, Inc. * (a)         214,500     5,885,880

BANKING - 7.01%
East West Bancorp, Inc. (a)                         355,200    10,904,640
First Republic Bank                                 239,700    10,326,276
Silicon Valley Bancshares * (a)                     279,600    11,086,140
Texas Regional Bancshares, Inc., Class A  (a)       324,320    14,889,531
                                                              -----------
                                                               47,206,587

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY - 1.99%
Exelixis, Inc. * (a)                               358,000        $  3,612,220
Lexicon Genetics, Inc. * (a)                       507,000           3,974,880
Progress Software Corp. *                          269,900           5,848,733
                                                                  ------------
                                                                    13,435,833

BROADCASTING - 1.08%
Saga Communications, Inc., Class A * (a)           344,700           6,290,775
Sinclair Broadcast Group, Inc., Class A (a)         95,900             984,893
                                                                  ------------
                                                                     7,275,668

BUILDING MATERIALS & CONSTRUCTION - 0.60%
ElkCorp (a)                                        168,500           4,033,890

BUSINESS SERVICES - 3.12%
Electro Rent Corp. (a)                             355,300           3,719,991
FTI Consulting, Inc. * (a)                         188,100           3,103,650
McGrath Rentcorp (a)                               165,500           6,115,225
MPS Group, Inc. * (a)                              668,600           8,103,432
                                                                  ------------
                                                                    21,042,298

CHEMICALS - 2.43%
Airgas, Inc.                                       273,100           6,529,821
Arch Chemicals, Inc. (a)                           206,200           5,942,684
MacDermid, Inc. (a)                                114,500           3,875,825
                                                                  ------------
                                                                    16,348,330

CONSTRUCTION & MINING EQUIPMENT - 1.01%
Carbo Ceramics, Inc. (a)                            99,700           6,804,525

CONSTRUCTION MATERIALS - 2.36%
Ameron International Corp. (a)                     100,800           3,440,304
Florida Rock Industries, Inc.                      152,725           6,440,413
JLG Industries, Inc. (a)                           432,400           6,006,036
                                                                  ------------
                                                                    15,886,753

DOMESTIC OIL - 2.86%
Forest Oil Corp. * (a)                             248,400           6,786,288
Magnum Hunter Resources, Inc. * (a)                492,500           5,112,150
TETRA Technologies, Inc.                           274,400           7,367,640
                                                                  ------------
                                                                    19,266,078

DRUGS & HEALTH CARE - 2.62%
Arrow International, Inc. (a)                      102,100           3,054,832
Bone Care International, Inc. *                    274,100           6,419,422
Diversa Corp. * (a)                                409,500           4,148,235
Landauer, Inc.                                      89,600           4,001,536
                                                                  ------------
                                                                    17,624,025

ELECTRICAL EQUIPMENT - 3.15%
C & D Technologies, Inc.                           235,300           4,195,399
Cable Design Technologies Corp. * (a)              600,700           6,367,420
Littelfuse, Inc. * (a)                             188,944           8,013,115
Methode Electronics, Inc., Class A (a)             205,800           2,669,226
                                                                  ------------
                                                                    21,245,160

ELECTRICAL UTILITIES - 2.31%
Black Hills Corp. (a)                              179,900           5,666,850
Cleco Corp. (a)                                    193,700           3,482,726
El Paso Electric Company *                         225,700           3,484,808
Otter Tail Corp. (a)                               108,700           2,919,682
                                                                  ------------
                                                                    15,554,066

ELECTRONICS - 1.85%
Analogic Corp. (a)                                  57,100           2,422,753
Franklin Electric, Inc. (a)                        265,200          10,013,952
                                                                  ------------
                                                                    12,436,705

FINANCIAL SERVICES - 1.51%
Triad Guaranty, Inc. * (a)                         174,599          10,161,662

FOREST PRODUCTS - 0.87%
Deltic Timber Corp. (a)                            152,800           5,867,520

FURNITURE & FIXTURES - 0.77%
Stanley Furniture Company, Inc. (a)                123,200           5,187,952

GAS & PIPELINE UTILITIES - 0.54%
Vectren Corp. (a)                                  145,900           3,660,631

GOLD - 0.49%
Meridian Gold, Inc. * (a)                          253,500           3,287,895

HEALTHCARE PRODUCTS - 1.38%
Owens & Minor, Inc. (a)                            357,700           9,264,430

HOTELS & RESTAURANTS - 3.29%
RARE Hospitality International, Inc.               338,950           8,439,855
Ruby Tuesday, Inc.                                 500,400          13,735,980
                                                                  ------------
                                                                    22,175,835

INDUSTRIAL MACHINERY - 1.10%
IDEX Corp.                                         216,250           7,428,188

INSURANCE - 5.05%
Brown & Brown, Inc. (a)                            186,200           8,025,220
Markel Corp. *                                      23,600           6,549,000
Midland Company (a)                                148,310           4,397,391
ProAssurance Corp. * (a)                           306,500          10,454,715
Scottish Re Group, Ltd. (a)                        197,100           4,582,575
                                                                  ------------
                                                                    34,008,901

INTERNET SOFTWARE - 0.36%
Netegrity, Inc. * (a)                              288,400           2,439,864

INVESTMENT COMPANIES - 2.12%
Allied Capital Corp.                               244,400           5,968,248
American Capital Strategies, Ltd.                  111,300           3,118,626
First Financial Fund, Inc. (a)                     291,800           5,179,450
                                                                  ------------
                                                                    14,266,324

LEISURE TIME - 1.27%
SCP Pool Corp. (a)                                 190,400           8,568,000

LIFE SCIENCES - 0.54%
Symyx Technologies, Inc. *                         151,600           3,656,592

MANUFACTURING - 3.49%
AptarGroup, Inc.                                   177,900           7,772,451
Nordson Corp. (a)                                  207,344           8,992,509
Thomas Industries, Inc.                            202,900           6,736,280
                                                                  ------------
                                                                    23,501,240

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL COMPANY VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT             VALUE
                                              ------------      --------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 1.62%
Matthews International Corp., Class A (a)          331,885      $   10,932,292

MINING - 1.27%
Penn Virginia Corp.                                237,900           8,590,569

MOBILE HOMES - 0.72%
Skyline Corp. (a)                                  120,200           4,886,130

MUTUAL FUNDS - 0.72%
iShares Russell 2000 Value Index Fund (a)           28,000           4,824,400

NEWSPAPERS - 0.77%
Journal Register Company *                         258,100           5,162,000

PAPER - 1.39%
Chesapeake Corp. (a)                                91,700           2,446,556
Wausau-Mosinee Paper Corp. (a)                     399,400           6,909,620
                                                                --------------
                                                                     9,356,176

PETROLEUM SERVICES - 2.48%
Atwood Oceanics, Inc. * (a)                         98,100           4,095,675
Lone Star Technologies, Inc. *                     122,200           3,367,832
Todco * (a)                                        373,900           5,784,233
W-H Energy Services, Inc. * (a)                    175,000           3,430,000
                                                                --------------
                                                                    16,677,740

RAILROADS & EQUIPMENT - 0.50%
Genesee & Wyoming, Inc., Class A                   142,400           3,374,880

REAL ESTATE - 5.46%
Aaron Rents, Inc., Class A                          14,700             444,381
Bedford Property Investments, Inc. (a)             184,200           5,386,008
Glenborough Realty Trust, Inc., REIT (a)           145,000           2,660,750
Innkeepers USA Trust, REIT                         359,400           3,705,414
Kilroy Realty Corp., REIT                          227,600           7,761,160
LaSalle Hotel Properties REIT                      223,900           5,463,160
Sun Communities, Inc., REIT                        176,000           6,626,400
Washington REIT (a)                                161,000           4,730,180
                                                                --------------
                                                                    36,777,453

RETAIL GROCERY - 0.43%
Wild Oats Markets, Inc. * (a)                      205,100           2,885,757

RETAIL TRADE - 7.68%
Aaron Rents, Inc., Class B (a)                     397,800          13,183,092
Casey's General Stores, Inc. (a)                   350,500           6,414,150
CSS Industries, Inc.                               174,350           6,109,224
Fred's, Inc., Class A (a)                          295,000           6,516,550
Hancock Fabrics, Inc. (a)                          238,300           3,038,325
Haverty Furniture Companies, Inc.                  406,800           7,110,864
Stein Mart, Inc. * (a)                             574,500           9,341,370
                                                                --------------
                                                                    51,713,575

SANITARY SERVICES - 2.30%
Casella Waste Systems, Inc., Class A * (a)         415,000           5,457,250
Insituform Technologies, Inc., Class A * (a)       339,000           5,515,530
Waste Connections, Inc. (a)                        151,650           4,497,939
                                                                --------------
                                                                    15,470,719

SEMICONDUCTORS - 2.27%
ATMI, Inc. * (a)                                   166,700           4,552,577
Exar Corp. * (a)                                   278,400           4,081,344
Mykrolis Corp. * (a)                               381,500           6,645,730
                                                                --------------
                                                                    15,279,651

SOFTWARE - 2.67%
Packeteer, Inc. * (a)                              434,300           7,013,945
SPSS, Inc. * (a)                                   238,300           4,282,251
Websense, Inc. * (a)                               180,400           6,716,292
                                                                --------------
                                                                    18,012,488

STEEL - 1.85%
Carpenter Technology Corp.                         157,700           5,369,685
Gibraltar Steel Corp. (a)                          216,900           7,118,658
                                                                --------------
                                                                    12,488,343

TIRES & RUBBER - 0.43%
Myers Indiana, Inc. (a)                            204,300           2,880,630

TRANSPORTATION - 1.13%
Kirby Corp. * (a)                                  194,900           7,581,610

TRUCKING & FREIGHT - 3.98%
Landstar Systems, Inc. (a)                         360,800          19,075,496
UTI Worldwide, Inc. (a)                            146,400           7,713,815
                                                                --------------
                                                                    26,789,311
------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $505,287,413)                         $  656,632,848
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 20.77%
State Street Navigator Securities
  Lending Prime Portfolio (c)                 $126,832,861      $  126,832,861
T. Rowe Price Reserve Investment Fund (c)       13,044,633          13,044,633
------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $139,877,494)                                             $  139,877,494
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.46%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $3,144,031 on
  07/01/2004, collateralized by
  $3,230,000 U.S. Treasury Notes,
  1.875% due 11/30/2005 (valued at
  $3,209,813, including interest).            $  3,144,000      $    3,144,000
------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost $3,144,000)                                               $    3,144,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS (SMALL COMPANY VALUE TRUST)
(COST $648,308,907) - 118.72%                                   $  799,654,342
LIABILITIES IN EXCESS OF OTHER ASSETS - (18.72)%                  (126,093,609)
                                                                --------------
TOTAL NET ASSETS - 100.00%                                      $  673,560,733
                                                                ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS - 83.61%

AEROSPACE - 1.19%
DRS Technologies, Inc. *                             5,400        $    172,260
Fairchild Corp. Class A *                            4,400              18,832
HEICO Corp., Class A                                 9,600             133,920
                                                                  ------------
                                                                       325,012

AIR TRAVEL - 0.96%
SkyWest, Inc.                                       15,000             261,150

APPAREL & TEXTILES - 1.02%
Timberland Company, Class A *                        4,300             277,737

BANKING - 6.75%
Amcore Financial, Inc.                               3,400             102,544
BancTrust Financial Group, Inc. (a)                  2,900              50,808
City Bank Lynwood Washington (a)                     1,000              32,020
Corus Bankshares, Inc.                               5,000             205,550
Cullen Frost Bankers, Inc.                           5,000             223,750
First Albany Companies, Inc.                        12,200             122,488
First Charter Corp. (a)                             10,200             222,258
First Street Bancorporation                          5,400             165,888
IBERIABANK Corp.                                     1,600              94,688
Pacific Capital Bancorp                              7,066             198,766
Sterling Bancorp                                     4,450             122,909
Umpqua Holdings Corp. (a)                            4,900             102,851
Webster Financial Corp.                              4,100             192,782
                                                                  ------------
                                                                     1,837,302

BUSINESS SERVICES - 3.22%
Black Box Corp.                                      2,000              94,520
John H. Harland Company (a)                          5,300             155,555
Labor Ready, Inc. * (a)                             17,900             277,450
Perot Systems Corp., Class A *                       4,600              61,042
Watson Wyatt & Company Holdings                     10,800             287,820
                                                                  ------------
                                                                       876,387

CHEMICALS - 1.88%
A. Schulman, Inc.                                    8,100             174,069
Cabot Corp.                                          3,600             146,520
Millennium Chemicals, Inc.                          11,000             190,520
                                                                  ------------
                                                                       511,109

COMPUTERS & BUSINESS EQUIPMENT - 2.20%
Electronics For Imaging, Inc. *                      6,800             192,168
Pomeroy Computer Resources, Inc.                    11,700             139,464
Rimage Corp. *                                       7,700             115,577
Tech Data Corp. *                                    3,900             152,607
                                                                  ------------
                                                                       599,816

CONSTRUCTION MATERIALS - 1.19%
EMCOR Group, Inc. * (a)                              4,300             189,114
Patrick Industries, Inc.                            13,600             136,000
                                                                  ------------
                                                                       325,114

CONTAINERS & GLASS - 0.90%
Smurfit-Stone Container Corp.                       12,300             245,385

COSMETICS & TOILETRIES - 1.29%
Steiner Leisure, Ltd. *                             16,000             352,000

CRUDE PETROLEUM & NATURAL GAS - 1.24%
Newfield Exploration Company *                       2,500             139,350
XTO Energy, Inc.                                     6,625             197,359
                                                                  ------------
                                                                       336,709

DOMESTIC OIL - 0.86%
Denbury Resources, Inc. *                           11,200             234,640

ELECTRICAL EQUIPMENT - 0.31%
Powell Industries, Inc. *                            5,000              85,400

ELECTRICAL UTILITIES - 0.37%
MGE Energy, Inc.                                     3,100             101,153

ELECTRONICS - 1.87%
Bel Fuse, Inc., Class B                              2,700             112,590
Mercury Computer Systems, Inc. *                     7,000             173,600
Woodhead Industries, Inc.                           14,400             222,624
                                                                  ------------
                                                                       508,814

ENERGY - 0.50%
New Jersey Resources Corp.                           3,300             137,214

FINANCIAL SERVICES - 2.33%
Downey Financial Corp.                               3,700             197,025
Financial Federal Corp. *                            4,800             169,248
Portfolio Recovery Associates, Inc. * (a)            4,900             135,093
Triad Guaranty, Inc. *                               2,300             133,860
                                                                  ------------
                                                                       635,226

FOOD & BEVERAGES - 2.68%
Hain Celestial Group, Inc. *                        14,400             260,640
Performance Food Group Company *                     8,500             225,590
Sensient Technologies Corp. (a)                     11,300             242,724
                                                                  ------------
                                                                       728,954

FURNITURE & FIXTURES - 0.85%
Furniture Brands International, Inc.                 9,200             230,460

GAS & PIPELINE UTILITIES - 0.47%
Northwest Natural Gas Company                        4,200             128,100

HEALTHCARE SERVICES - 4.38%
AMERIGROUP Corp. *                                   3,600             177,120
Apria Healthcare Group, Inc. *                       9,300             266,910
Cross Country Healthcare Inc. * (a)                 16,100             292,215
MedQuist, Inc. *                                    17,900             204,955
National Dentex Corp. *                              8,700             252,126
                                                                  ------------
                                                                     1,193,326

HOTELS & RESTAURANTS - 1.36%
Benihana Inc. Class A * (a)                         10,000             149,000
O'Charley's, Inc. *                                 12,900             221,751
                                                                  ------------
                                                                       370,751

INDUSTRIAL MACHINERY - 6.96%
AGCO Corp. *                                        13,600             277,032
Albany International Corp., Class A                  9,900             332,244
Cummins, Inc.                                        4,100             256,250
IDEX Corp.                                           9,600             329,760
Kennametal, Inc.                                     5,300             242,740
Lindsay Manufacturing Company (a)                    6,400             153,728

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
Sauer-Danfoss, Inc.                                 17,800        $    303,846
                                                                  ------------
                                                                     1,895,600

INDUSTRIALS - 1.81%
Crane Company                                        8,800             276,232
Harsco Corp.                                         4,600             216,200
                                                                  ------------
                                                                       492,432

INSURANCE - 2.91%
Assured Guaranty, Ltd. *                             3,200              54,240
CNA Surety Corp. *                                  12,300             134,685
Midland Company (a)                                  8,300             246,095
RLI Corp.                                            4,300             156,950
Scottish Re Group, Ltd.                              8,600             199,950
                                                                  ------------
                                                                       791,920

INTERNET RETAIL - 0.52%
NetIQ Corp. *                                       10,800             142,560

INTERNET SOFTWARE - 0.68%
Networks Associates, Inc. *                          6,600             119,658
RealNetworks, Inc. * (a)                             9,700              66,348
                                                                  ------------
                                                                       186,006

MANUFACTURING - 5.38%
AptarGroup, Inc.                                     5,400             235,926
Kaydon Corp. (a)                                    10,100             312,393
Pentair, Inc.                                        9,600             322,944
Roper Industries, Inc.                               5,700             324,330
Snap-on, Inc.                                        5,100             171,105
Thomas Industries, Inc.                              3,000              99,600
                                                                  ------------
                                                                     1,466,298

MEDICAL-HOSPITALS - 1.34%
Rehabcare Group, Inc. *                             13,700             364,831

METAL & METAL PRODUCTS - 1.89%
Mueller Industry, Inc.                               6,700             239,860
Timken Company                                      10,400             275,496
                                                                  ------------
                                                                       515,356

MUTUAL FUNDS - 2.34%
iShares Russell 2000 Value Index Fund (a)            3,700             637,510

OFFICE FURNISHINGS & SUPPLIES - 1.78%
IKON Office Solutions, Inc.                         19,500             223,665
United Stationers, Inc. *                            6,600             262,152
                                                                  ------------
                                                                       485,817

PAPER - 0.79%
Pope & Talbot, Inc.                                 10,800             213,516

PETROLEUM SERVICES - 1.08%
RPC, Inc.                                            3,300             52,107
Varco International, Inc. *                         11,000             240,790
                                                                  ------------
                                                                       292,897

PHARMACEUTICALS - 0.58%
Bentley Pharmaceuticals, Inc. *                     11,500             158,010

RAILROADS & EQUIPMENT - 0.67%
Wabtec Corp.                                        10,100             182,204

REAL ESTATE - 4.31%
American Land Lease, Inc. (a)                        5,600             105,616
Cousins Properties, Inc.                             4,500             148,275
Duke Realty Corp., REIT                              3,600             114,516
Equity One, Inc., REIT                               7,900             142,832
Host Marriott Corp., REIT *                         11,100             137,196
LaSalle Hotel Properties REIT                        6,300             153,720
Liberty Property Trust, REIT (a)                     3,100             124,651
Pan Pacific Retail Properties, Inc., REIT            4,900             247,548
                                                                  ------------
                                                                     1,174,354

RETAIL TRADE - 4.98%
Cato Corp., Class A                                 12,000             269,400
Deb Shops, Inc. (a)                                  5,200             125,112
Dillard's, Inc., Class A                            11,800             263,140
Linens'n Things, Inc. *                              7,600             222,756
The Buckle, Inc.                                     6,000             169,500
The Neiman Marcus Group, Inc., Class A               5,500             306,075
                                                                  ------------
                                                                     1,355,983

SEMICONDUCTORS - 0.48%
Exar Corp. *                                         8,900             130,474

SOFTWARE - 2.17%
Dendrite International, Inc. *                      10,600             196,948
EPIQ Systems, Inc. * (a)                            11,400             165,300
Micromuse, Inc. *                                   34,100             228,129
                                                                  ------------
                                                                       590,377

STEEL - 1.12%
Gibraltar Steel Corp.                                9,300             305,226

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.67%
Inet Technologies, Inc. *                           14,700             183,309

TRANSPORTATION - 1.01%
Kirby Corp. *                                        4,800             186,720
Stonepath Group, Inc. * (a)                         41,300              88,382
                                                                  ------------
                                                                       275,102

TRAVEL SERVICES - 0.49%
Pegasus Solutions, Inc. * (a)                       10,200             133,926

TRUCKING & FREIGHT - 1.83%
Arkansas Best Corp.                                  7,700             253,484
Navistar International Corp. *                       6,300             244,188
                                                                  ------------
                                                                       497,672
------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $18,862,786)                            $ 22,773,139
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 10.44%
State Street Navigator Securities
  Lending Prime Portfolio (c)                 $  2,843,842        $  2,843,842
------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $2,843,842)                                                 $  2,843,842
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SPECIAL VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
REPURCHASE AGREEMENTS - 15.95%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $4,344,042 on
  07/01/2004, collateralized by
  $4,140,000 U.S. Treasury Notes, 6.5%
  due 08/15/2005 (valued at
  $4,434,975, including interest).            $  4,344,000        $  4,344,000
------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost $4,344,000)                                                 $  4,344,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS (SPECIAL VALUE TRUST)
  (COST $26,050,628) - 110.00%                                    $ 29,960,981
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (10.00)%                                                 (2,724,772)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $ 27,236,209
                                                                  ============

MID CAP VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS - 96.79%

ADVERTISING - 1.06%
The Interpublic Group of Companies, Inc. *         432,500        $  5,938,225

AGRICULTURE - 4.40%
Archer-Daniels-Midland Company                     616,900          10,351,582
Monsanto Company                                   372,900          14,356,650
                                                                  ------------
                                                                    24,708,232

APPAREL & TEXTILES - 1.45%
Tommy Hilfiger Corp. * *                           538,800           8,157,432

AUTO PARTS - 4.53%
Dana Corp.                                         612,300          12,001,080
Genuine Parts Company (a)                          339,900          13,487,232
                                                                  ------------
                                                                    25,488,312

BUSINESS SERVICES - 4.22%
Cadence Design Systems, Inc. *                     400,500           5,859,315
Computer Sciences Corp. *                          132,200           6,138,046
R.R. Donnelley & Sons Company                      355,045          11,723,586
                                                                  ------------
                                                                    23,720,947

CHEMICALS - 5.12%
Crompton Corp.                                     728,700           4,590,810
Eastman Chemical Company                           319,100          14,751,993
IMC Global, Inc.                                   704,200           9,436,280
                                                                  ------------
                                                                    28,779,083

COMPUTERS & BUSINESS EQUIPMENT - 1.28%
Sybase, Inc. *                                     401,100           7,219,800

CONTAINERS & GLASS - 4.28%
Ball Corp.                                         149,300          10,757,065
Pactiv Corp. *                                     532,400          13,278,056
                                                                  ------------
                                                                    24,035,121

CRUDE PETROLEUM & NATURAL GAS - 2.32%
EOG Resources, Inc.                                218,900          13,070,519

ELECTRICAL EQUIPMENT - 2.06%
Hubbell, Inc., Class B                             247,900          11,579,409

ELECTRICAL UTILITIES - 5.18%
Ameren Corp.                                       253,700          10,898,952
CMS Energy Corp. * (a)                             742,700           6,780,851
Northeast Utilities                                447,800           8,718,666
Puget Energy, Inc.                                 125,400           2,747,514
                                                                  ------------
                                                                    29,145,983

FOOD & BEVERAGES - 1.02%
Dean Foods Company *                               154,300           5,756,933

FURNITURE & FIXTURES - 1.43%
Leggett & Platt, Inc.                              302,000           8,066,420

GAS & PIPELINE UTILITIES - 2.38%
NiSource, Inc.                                     430,100           8,868,662
Southwest Gas Corp. (a)                            186,000           4,488,180
                                                                  ------------
                                                                    13,356,842

HEALTHCARE PRODUCTS - 1.92%
Bausch & Lomb, Inc.                                165,900          10,795,113

HOTELS & RESTAURANTS - 2.03%
Caesars Entertainment, Inc. *                      607,700           9,115,500
Yum! Brands, Inc.                                   62,100           2,311,362
                                                                  ------------
                                                                    11,426,862

HOUSEHOLD PRODUCTS - 1.47%
Newell Rubbermaid, Inc.                            290,700           6,831,450
Tupperware Corp. (a)                                72,500           1,408,675
                                                                  ------------
                                                                     8,240,125

INDUSTRIAL MACHINERY - 4.25%
CNH Global NV                                      195,562           4,036,400
Cummins, Inc. (a)                                  143,900           8,993,750
W.W. Grainger, Inc.                                189,000          10,867,500
                                                                  ------------
                                                                    23,897,650

INSURANCE - 13.98%
Aetna, Inc.                                        143,800          12,223,000
Arthur J. Gallagher & Company                      126,200           3,842,790
Conseco, Inc. *                                    170,700           3,396,930
Everest Re Group, Ltd.                             131,600          10,575,376
Lincoln National Corp.                              69,100           3,264,975
MBIA, Inc.                                          37,600           2,147,712
PartnerRe, Ltd.                                    176,400          10,007,172
SAFECO Corp.                                       305,900          13,459,600
The PMI Group, Inc.                                188,900           8,220,928
Transatlantic Holdings, Inc. (a)                    15,500           1,255,345
XL Capital, Ltd., Class A                          135,000          10,187,100
                                                                  ------------
                                                                    78,580,928

INTERNET SOFTWARE - 0.83%
Networks Associates, Inc. *                        257,200           4,663,036

LEISURE TIME - 0.34%
Metro-Goldwyn-Mayer, Inc. (a)                      157,400           1,904,540

MANUFACTURING - 1.83%
Snap-on, Inc. (a)                                  306,800          10,293,140

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

METAL & METAL PRODUCTS - 1.94%
Timken Company                                     411,500        $ 10,900,635

MINING - 1.51%
Potash Corporation of Saskatchewan, Inc. * *        87,500           8,478,750

OFFICE FURNISHINGS & SUPPLIES - 1.04%
Office Depot, Inc. *                               325,300           5,826,123

PAPER - 4.11%
Georgia-Pacific Corp.                              353,070          13,056,529
MeadWestvaco Corp.                                 341,300          10,030,807
                                                                  ------------
                                                                    23,087,336

PETROLEUM SERVICES - 5.03%
GlobalSantaFe Corp.                                254,200           6,736,300
Halliburton Company                                415,100          12,560,926
Pride International, Inc. *                        523,400           8,955,374
                                                                  ------------
                                                                    28,252,600

PHARMACEUTICALS - 3.47%
Caremark Rx, Inc. *                                240,200           7,912,188
King Pharmaceuticals, Inc. *                       531,900           6,090,255
Mylan Laboratories, Inc.                           271,100           5,489,775
                                                                  ------------
                                                                    19,492,218

PUBLISHING - 0.73%
American Greetings Corp., Class A * (a)            178,000           4,126,040

REAL ESTATE - 2.86%
Health Care Property Investors, Inc., REIT (a)      67,200           1,615,488
Healthcare Realty Trust Inc., REIT                 182,200           6,828,856
Host Marriott Corp., REIT *                        617,096           7,627,306
                                                                  ------------
                                                                    16,071,650

RETAIL GROCERY - 1.62%
Albertsons, Inc. (a)                               112,300           2,980,442
Safeway, Inc. *                                    167,300           4,239,382
SUPERVALU, Inc.                                     61,300           1,876,393
                                                                  ------------
                                                                     9,096,217

RETAIL TRADE - 5.38%
Federated Department Stores, Inc.                   58,700           2,882,170
Foot Locker, Inc.                                  431,600          10,505,144
J.C. Penney Company, Inc.                          159,500           6,022,720
Limited Brands                                     125,500           2,346,850
May Department Stores Company                      142,600           3,920,074
Payless ShoeSource, Inc. * (a)                     305,800           4,559,478
                                                                  ------------
                                                                    30,236,436

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.98%
Avaya, Inc. *                                      349,300           5,515,447

TELEPHONE - 0.74%
CenturyTel, Inc.                                   139,400           4,187,576
------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $439,310,057)                           $544,095,680
------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 4.53%
State Street Navigator Securities
  Lending Prime Portfolio (c)                 $ 25,487,884        $ 25,487,884
------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $25,487,884)                                                $ 25,487,884
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.74%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $21,026,204 on
  07/01/2004, collateralized by
  $19,670,000 U.S. Treasury Notes,
  6.5% due 10/15/2006 (valued at
  $21,450,705, including interest).           $ 21,026,000        $ 21,026,000
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $21,026,000)                                                $ 21,026,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS (MID CAP VALUE TRUST)
(COST $485,823,940) - 105.06%                                     $590,609,564
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.06)%                    (28,459,083)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $562,150,481
                                                                  ============

VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS - 96.73%

ADVERTISING - 2.30%
The Interpublic Group of Companies, Inc. *         561,510        $  7,709,532

AEROSPACE - 3.78%
Goodrich Corp.                                     392,220          12,680,473

BANKING - 5.04%
Comerica, Inc.                                     124,400           6,827,072
Sovereign Bancorp, Inc.                            455,750          10,072,075
                                                                  ------------
                                                                    16,899,147

BIOTECHNOLOGY - 2.25%
Applera Corp.-Applied Biosystems Group             347,260           7,552,905

BUSINESS SERVICES - 16.77%
BearingPoint, Inc. *                               630,790           5,595,107
Cadence Design Systems, Inc. *                     475,020           6,949,543
Convergys Corp. *                                  368,140           5,669,356
Equifax, Inc.                                      187,590           4,642,853
Fluor Corp.                                        121,500           5,791,905
Manpower, Inc.                                     168,560           8,557,791
The BISYS Group, Inc. *                            668,200           9,394,892
Valassis Communications, Inc. *                    314,520           9,583,424
                                                                  ------------
                                                                    56,184,871

CHEMICALS - 3.11%
Lyondell Chemical Company                          599,520          10,425,653

COSMETICS & TOILETRIES - 2.83%
International Flavors & Fragrances, Inc.           253,340           9,474,916

CRUDE PETROLEUM & NATURAL GAS - 1.27%
Amerada Hess Corp.                                  53,800           4,260,422

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT - 3.19%
Hubbell, Inc., Class B                             228,940        $ 10,693,787

ELECTRICAL UTILITIES - 8.78%
Allegheny Energy, Inc. *                           481,440           7,418,990
Edison International                               305,110           7,801,663
Pinnacle West Capital Corp.                        186,440           7,530,312
Wisconsin Energy Corp.                             204,590           6,671,680
                                                                  ------------
                                                                    29,422,645

FINANCIAL SERVICES - 1.32%
A.G. Edwards, Inc.                                 129,550           4,408,586

FOOD & BEVERAGES - 1.44%
Hormel Foods Corp.                                 155,050           4,822,055

GAS & PIPELINE UTILITIES - 2.24%
El Paso Corp.                                      951,300           7,496,244

HEALTHCARE PRODUCTS - 2.91%
Bausch & Lomb, Inc.                                149,640           9,737,075

HEALTHCARE SERVICES - 1.79%
IMS Health, Inc.                                   256,280           6,007,203

HOTELS & RESTAURANTS - 3.08%
Darden Restaurants, Inc.                           280,130           5,756,671
Starwood Hotels & Resorts Worldwide, Inc.          101,690           4,560,797
                                                                  ------------
                                                                    10,317,468

INDUSTRIAL MACHINERY - 2.24%
Pall Corp.                                         286,450           7,502,125

INSURANCE - 9.95%
ACE, Ltd.                                           95,830           4,051,692
Assurant, Inc.                                     321,920           8,492,250
Conseco, Inc. *                                    452,010           8,994,999
Horace Mann Educators Corp.                        305,140           5,333,847
The PMI Group, Inc.                                148,300           6,454,016
                                                                  ------------
                                                                    33,326,804

OFFICE FURNISHINGS & SUPPLIES - 2.07%
Office Depot, Inc. *                               386,590           6,923,827

PAPER - 1.87%
Temple-Inland, Inc.                                 90,450           6,263,663

PETROLEUM SERVICES - 4.63%
GlobalSantaFe Corp.                                177,570           4,705,605
Transocean, Inc. *                                 223,070           6,455,646
Valero Energy Corp.                                 58,880           4,342,989
                                                                  ------------
                                                                    15,504,240

PHARMACEUTICALS - 2.10%
King Pharmaceuticals, Inc. *                        32,900             376,705
Watson Pharmaceuticals, Inc. *                     247,870           6,667,703
                                                                  ------------
                                                                     7,044,408

PUBLISHING - 2.36%
Scholastic Corp. *                                 264,410           7,919,079

REAL ESTATE - 2.01%
General Growth Properties, Inc., REIT              228,100           6,744,917

RETAIL GROCERY - 2.29%
Albertsons, Inc.                                   289,000           7,670,060

RETAIL TRADE - 0.31%
Linens'n Things, Inc. *                             35,300           1,034,643

SEMICONDUCTORS - 1.99%
Advanced Micro Devices, Inc. *                     420,000           6,678,000

TRAVEL SERVICES - 2.81%
Sabre Holdings Corp.                               340,170           9,426,111
------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $280,602,244)                           $324,130,859
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 3.13%
Federal Home Loan Bank Discount Notes
  1.25% due 07/01/2004                        $ 10,479,000        $ 10,479,000
------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $10,479,000)                                                $ 10,479,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS (VALUE TRUST)
  (COST $291,081,244) - 99.86%                                    $334,609,859
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.14%                          462,418
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $335,072,277
                                                                  ============

ALL CAP VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS - 97.61%

ADVERTISING - 0.49%
The Interpublic Group of Companies, Inc. *         111,000        $  1,524,030

AEROSPACE - 0.63%
Moog, Inc., Class A                                 16,500             612,315
Woodward Governor Company (a)                       18,300           1,319,613
                                                                  ------------
                                                                     1,931,928

AGRICULTURE - 1.42%
Archer-Daniels-Midland Company                     154,300           2,589,154
Delta & Pine Land Company                           31,600             693,620
Monsanto Company                                    29,000           1,116,500
                                                                  ------------
                                                                     4,399,274

ALUMINUM - 1.44%
Alcoa, Inc.                                        134,800           4,452,444

APPAREL & TEXTILES - 0.69%
NIKE, Inc., Class B                                 28,000           2,121,000

AUTO PARTS - 1.33%
Dana Corp.                                         127,900           2,506,840
Genuine Parts Company                               40,000           1,587,200
                                                                  ------------
                                                                     4,094,040

BANKING - 7.43%
Bank of America Corp.                               21,029           1,779,474
Bank of New York Company, Inc.                      30,000             884,400
Bank One Corp.                                     102,300           5,217,300
Cullen Frost Bankers, Inc.                          79,700           3,566,575

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Doral Financial Corp.                               80,800        $  2,787,600
Wachovia Corp.                                      91,600           4,076,200
Webster Financial Corp.                             31,100           1,462,322
Wells Fargo & Company                               55,400           3,170,542
                                                                  ------------
                                                                    22,944,413

BROADCASTING - 1.33%
Clear Channel Communications, Inc.                  20,300             750,085
Cox Communications, Inc., Class A *                 25,100             697,529
Viacom, Inc., Class B                               74,400           2,657,568
                                                                  ------------
                                                                     4,105,182

BUSINESS SERVICES - 1.08%
Cadence Design Systems, Inc. *                      70,400           1,029,952
R.R. Donnelley & Sons Company                       69,500           2,294,890
                                                                  ------------
                                                                     3,324,842

CABLE AND TELEVISION - 1.23%
Comcast Corp.-Special Class A *                    137,500           3,796,375

CELLULAR COMMUNICATIONS - 1.65%
Motorola, Inc.                                     280,055           5,111,004

CHEMICALS - 3.54%
Cytec Industries, Inc.                              45,500           2,067,975
E.I. Du Pont De Nemours & Company                   38,800           1,723,496
Eastman Chemical Company                            33,100           1,530,213
Georgia Gulf Corp.                                  13,400             480,524
Minerals Technologies, Inc.                         10,100             585,800
OM Group, Inc. *                                    43,900           1,449,139
Praxair, Inc.                                       62,900           2,510,339
Rohm & Haas Company                                 13,900             577,962
                                                                  ------------
                                                                    10,925,448

COMPUTERS & BUSINESS EQUIPMENT - 4.26%
Apple Computer, Inc. *                             175,000           5,694,500
Electronics For Imaging, Inc. *                     44,300           1,251,918
EMC Corp. *                                        366,700           4,180,380
Xerox Corp. * (a)                                  140,000           2,030,000
                                                                  ------------
                                                                    13,156,798

CONSTRUCTION MATERIALS - 0.74%
JLG Industries, Inc. (a)                            24,300             337,527
Trinity Industries, Inc. (a)                        61,000           1,939,190
                                                                  ------------
                                                                     2,276,717

CONTAINERS & GLASS - 0.90%
Pactiv Corp. *                                     111,000           2,768,340

COSMETICS & TOILETRIES - 0.51%
The Gillette Company                                37,000           1,568,800

CRUDE PETROLEUM & NATURAL GAS - 0.99%
Chesapeake Energy Corp. (a)                         19,800             291,456
ChevronTexaco Corp.                                 13,262           1,248,087
EOG Resources, Inc.                                 19,500           1,164,345
Helmerich & Payne, Inc.                             13,100             342,565
                                                                  ------------
                                                                     3,046,453

ELECTRICAL EQUIPMENT - 3.92%
Emerson Electric Company                            46,300           2,942,365
General Electric Company                           209,600           6,791,040
Hubbell, Inc., Class B                              50,600           2,363,526
                                                                  ------------
                                                                    12,096,931

ELECTRICAL UTILITIES - 0.76%
Ameren Corp. (a)                                    34,500           1,482,120
CMS Energy Corp. * (a)                              93,400             852,742
                                                                  ------------
                                                                     2,334,862

ELECTRONICS - 2.29%
Cubic Corp. (a)                                     29,900             625,807
Intermagnetics General Corp. * (a)                  12,000             408,360
Rogers Corp. * (a)                                  15,200           1,062,480
Solectron Corp. *                                  206,100           1,333,467
Varian, Inc. * (a)                                  26,600           1,121,190
Vishay Intertechnology, Inc. *                     136,000           2,526,880
                                                                  ------------
                                                                     7,078,184

ENERGY - 0.77%
Progress Energy, Inc.                               54,000           2,378,700

FINANCIAL SERVICES - 3.58%
Citigroup, Inc.                                    141,900           6,598,350
Mellon Financial Corp.                             106,600           3,126,578
Merrill Lynch & Company, Inc.                       24,800           1,338,704
                                                                  ------------
                                                                    11,063,632

FOOD & BEVERAGES - 3.10%
Kraft Foods, Inc., Class A                          98,300           3,114,144
PepsiCo, Inc.                                       92,200           4,967,736
Smithfield Foods, Inc. * (a)                        51,000           1,499,400
                                                                  ------------
                                                                     9,581,280

GAS & PIPELINE UTILITIES - 0.13%
NiSource, Inc.                                      19,600             404,152

HEALTHCARE PRODUCTS - 1.74%
Bausch & Lomb, Inc.                                 43,000           2,798,010
Baxter International, Inc.                          64,800           2,236,248
Haemonetics Corp. *                                 11,600             343,940
                                                                  ------------
                                                                     5,378,198

HEALTHCARE SERVICES - 1.20%
Cardinal Health, Inc.                               45,100           3,159,255
Covance, Inc. *                                     14,600             563,268
                                                                  ------------
                                                                     3,722,523

HOTELS & RESTAURANTS - 0.23%
Yum! Brands, Inc.                                   18,700             696,014

HOUSEHOLD PRODUCTS - 0.24%
Tupperware Corp.                                    38,200             742,226

INDUSTRIAL MACHINERY - 4.61%
Briggs & Stratton Corp.                             18,500           1,634,475
Cummins, Inc. (a)                                   23,200           1,450,000
Deere & Company                                    104,100           7,301,574
FMC Technologies, Inc. *                            25,800             743,040
Grant Prideco, Inc. *                               53,000             978,380

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

INDUSTRIAL MACHINERY (CONTINUED)
IDEX Corp.                                          15,750        $    541,012
W.W. Grainger, Inc.                                 27,600           1,587,000
                                                                  ------------
                                                                    14,235,481

INDUSTRIALS - 0.19%
GrafTech International, Ltd. * (a)                  56,800             594,128

INSURANCE - 3.87%
American International Group, Inc.                  57,100           4,070,088
CIGNA Corp.                                         10,800             743,148
Lincoln National Corp.                              11,700             552,825
Markel Corp. * (a)                                   6,700           1,859,250
Odyssey Re Holdings Corp. (a)                       35,100             842,400
SAFECO Corp.                                        39,800           1,751,200
The St. Paul Travelers Companies, Inc.              34,810           1,411,197
XL Capital, Ltd., Class A                            9,700             731,962
                                                                  ------------
                                                                    11,962,070

INTERNATIONAL OIL - 0.23%
Kerr-McGee Corp. (a)                                13,135             706,269

INTERNET SOFTWARE - 0.65%
Networks Associates, Inc. *                        110,700           2,006,991

LEISURE TIME - 2.38%
The Walt Disney Company                            288,000           7,341,120

LIFE SCIENCES - 0.20%
Pharmaceutical Product Development,
  Inc. * (a)                                        19,200             609,984

MANUFACTURING - 3.92%
Eaton Corp.                                         67,300           4,357,002
Illinois Tool Works, Inc.                           21,300           2,042,457
Roper Industries, Inc.                               1,100              62,590
Tyco International, Ltd.                           170,100           5,637,114
                                                                  ------------
                                                                    12,099,163

MEDICAL-HOSPITALS - 0.20%
Manor Care, Inc.                                    19,200             627,456

METAL & METAL PRODUCTS - 1.98%
Mueller Industry, Inc.                              31,700           1,134,860
Quanex Corp. (a)                                    55,500           2,702,850
Timken Company                                      86,500           2,291,385
                                                                  ------------
                                                                     6,129,095

MINING - 2.72%
Newmont Mining Corp.                               144,500           5,600,820
Potash Corporation of Saskatchewan, Inc. * *        29,000           2,810,100
                                                                  ------------
                                                                     8,410,920

NEWSPAPERS - 0.13%
Journal Register Company *                          20,800             416,000

PAPER - 2.37%
Georgia-Pacific Corp.                               66,500           2,459,170
International Paper Company                         78,900           3,526,830
MeadWestvaco Corp.                                  45,000           1,322,550
                                                                  ------------
                                                                     7,308,550

PETROLEUM SERVICES - 7.99%
Baker Hughes, Inc.                                  45,300           1,705,545
Exxon Mobil Corp.                                  335,000          14,877,350
GlobalSantaFe Corp.                                 36,600             969,900
Grey Wolf, Inc. * (a)                              350,000           1,484,000
Halliburton Company                                 48,200           1,458,532
Key Energy Services, Inc. *                         75,100             708,944
Schlumberger, Ltd.                                  55,000           3,493,050
                                                                  ------------
                                                                    24,697,321

PHARMACEUTICALS - 5.25%
Abbott Laboratories                                 30,000           1,222,800
Merck & Company, Inc.                               86,000           4,085,000
Novartis AG, ADR                                    90,000           4,005,000
Schering-Plough Corp.                              209,300           3,867,864
Wyeth                                               84,000           3,037,440
                                                                  ------------
                                                                    16,218,104

PUBLISHING - 1.25%
Tribune Company                                     84,800           3,861,792

RAILROADS & EQUIPMENT - 1.68%
CSX Corp.                                           88,200           2,890,314
Union Pacific Corp.                                 38,900           2,312,605
                                                                  ------------
                                                                     5,202,919

REAL ESTATE - 0.33%
Host Marriott Corp., REIT *                         81,400           1,006,104

RETAIL TRADE - 3.33%
Barnes & Noble, Inc. *                              36,300           1,233,474
Federated Department Stores, Inc.                   18,400             903,440
J.C. Penney Company, Inc.                           33,200           1,253,632
Limited Brands                                     112,600           2,105,620
May Department Stores Company                       21,000             577,290
Pier 1 Imports, Inc.                               155,400           2,749,026
Target Corp.                                        19,800             840,906
The Yankee Candle, Inc. *                           21,500             628,875
                                                                  ------------
                                                                    10,292,263

SANITARY SERVICES - 1.42%
Aqua America, Inc. (a)                              48,725             976,936
Waste Management, Inc.                             111,300           3,411,345
                                                                  ------------
                                                                     4,388,281

SEMICONDUCTORS - 0.57%
ATMI, Inc. * (a)                                    22,200             606,282
Vitesse Semiconductor Corp. *                      239,800           1,170,225
                                                                  ------------
                                                                     1,776,507

SOFTWARE - 1.24%
Microsoft Corp.                                    134,500           3,841,320

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.29%
Avaya, Inc. *                                       87,500           1,381,625
SBC Communications, Inc.                           108,000           2,619,000
                                                                  ------------
                                                                     4,000,625

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

ALL CAP VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

TELEPHONE - 2.19%

Verizon Communications, Inc.                       187,000        $  6,767,530
------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $258,059,211)                           $301,523,783
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 6.81%
State Street Navigator Securities
  Lending Prime Portfolio (c)                 $ 21,038,301        $ 21,038,301
------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $21,038,301)                                               $ 21,038,301
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.20%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to
  be repurchased at $6,797,066 on
  07/01/2004, collateralized by
  $5,205,000 U.S. Treasury Bonds,
  8.125% due 08/15/2019 (valued at
  $6,939,150, including interest).            $  6,797,000        $  6,797,000
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $6,797,000)                                                 $  6,797,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS (ALL CAP VALUE TRUST)
  (COST $285,894,512) - 106.62%                                   $329,359,084
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.62)%                    (20,441,884)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $308,917,200
                                                                  ============

EQUITY INDEX TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS - 97.65%

ADVERTISING - 0.21%
Monster Worldwide, Inc. *                              898        $     23,097
Omnicom Group, Inc.                                  1,451             110,116
The Interpublic Group of Companies, Inc. *           3,218              44,183
                                                                  ------------
                                                                       177,396

AEROSPACE - 2.00%
Boeing Company                                       6,474             330,757
General Dynamics Corp.                               1,528             151,730
Goodrich Corp.                                         906              29,291
Honeywell International, Inc.                        6,597             241,648
Lockheed Martin Corp.                                3,448             179,572
Northrop Grumman Corp.                               2,764             148,427
Raytheon Company                                     3,440             123,049
Rockwell Collins, Inc.                               1,359              45,282
Textron, Inc.                                        1,060              62,911
United Technologies Corp.                            3,947             361,071
                                                                  ------------
                                                                     1,673,738

AGRICULTURE - 0.19%
Archer-Daniels-Midland Company                       4,992              83,766
Monsanto Company                                     2,043              78,655
                                                                  ------------
                                                                       162,421

AIR TRAVEL - 0.13%
Delta Air Lines, Inc. * (a)                            960               6,835
Southwest Airlines Company                           6,067             101,744
                                                                  ------------
                                                                       108,579

ALUMINUM - 0.26%
Alcoa, Inc.                                          6,673             220,409

APPAREL & TEXTILES - 0.41%
Cintas Corp.                                         1,313              62,591
Jones Apparel Group, Inc.                              968              38,217
Liz Claiborne, Inc.                                    852              30,655
NIKE, Inc., Class B                                  2,027             153,545
Reebok International, Ltd.                             461              16,587
V.F. Corp.                                             845              41,151
                                                                  ------------
                                                                       342,746

AUTO PARTS - 0.31%
AutoZone, Inc. *                                       637              51,024
Dana Corp.                                           1,144              22,422
Delphi Corp.                                         4,300              45,924
Genuine Parts Company                                1,336              53,013
Johnson Controls, Inc.                               1,459              77,881
Visteon Corp.                                          991              11,565
                                                                  ------------
                                                                       261,829

AUTO SERVICES - 0.04%
AutoNation, Inc. *                                   2,050              35,055

AUTOMOBILES - 0.60%
Ford Motor Company                                  14,061             220,055
General Motors Corp. (a)                             4,339             202,154
PACCAR, Inc.                                         1,344              77,938
                                                                  ------------
                                                                       500,147

BANKING - 6.19%
AmSouth BanCorp                                      2,703              68,845
Bank of America Corp.                               15,658           1,324,980
Bank of New York Company, Inc.                       5,975             176,143
Bank One Corp.                                       8,616             439,416
BB&T Corp.                                           4,308             159,267
Comerica, Inc.                                       1,329              72,936
Fifth Third Bancorp                                  4,324             232,545
First Horizon National Corp.                           952              43,287
Golden West Financial Corp.                          1,175             124,961
Huntington Bancshares, Inc.                          1,759              40,281
KeyCorp                                              3,149              94,124
M&T Bank Corp.                                         914              79,792
Marshall & Ilsley Corp.                              1,705              66,648
National City Corp.                                  4,769             166,963
North Fork Bancorp., Inc.                            1,329              50,568
Northern Trust Corp.                                 1,689              71,411
Southtrust Corp.                                     2,534              98,345
Sovereign Bancorp, Inc.                              2,373              52,443
SunTrust Banks, Inc.                                 2,166             140,768
Union Planters Corp.                                 1,459              43,493
US Bancorp                                          14,553             401,081
Wachovia Corp.                                      10,098             449,361

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Wells Fargo & Company                               12,963        $    741,873
Zions BanCorp                                          691              42,462
                                                                  ------------
                                                                     5,181,993

BIOTECHNOLOGY - 1.13%
Amgen, Inc. *                                        9,768             533,040
Applera Corp.-Applied Biosystems Group               1,551              33,734
Biogen Idec, Inc. *                                  2,611             165,146
Chiron Corp. *                                       1,451              64,773
Genzyme Corp. *                                      1,743              82,496
MedImmune, Inc. *                                    1,912              44,741
Millipore Corp. *                                      376              21,195
                                                                  ------------
                                                                       945,125

BROADCASTING - 0.87%
Clear Channel Communications, Inc.                   4,715             174,219
Univision Communications, Inc., Class A *            2,480              79,186
Viacom, Inc., Class B                               13,308             475,362
                                                                  ------------
                                                                       728,767

BUILDING MATERIALS & CONSTRUCTION - 0.20%
American Standard Companies, Inc.                    1,651              66,552
Masco Corp.                                          3,364             104,889
                                                                  ------------
                                                                       171,441

BUSINESS SERVICES - 2.10%
Affiliated Computer Services, Inc., Class A *        1,044              55,269
Automatic Data Processing, Inc.                      4,531             189,758
Cendant Corp.                                        7,833             191,752
Charles Schwab Corp.                                10,482             100,732
Computer Sciences Corp. *                            1,444              67,045
Convergys Corp. *                                    1,098              16,909
Deluxe Corp.                                           384              16,704
Electronic Arts, Inc.                                2,327             126,938
Electronic Data Systems Corp.                        3,717              71,181
Equifax, Inc.                                        1,052              26,037
First Data Corp.                                     6,696             298,106
Fluor Corp.                                            637              30,366
Moody's Corp.                                        1,152              74,488
NCR Corp. *                                            730              36,201
Paychex, Inc.                                        2,903              98,354
Pitney Bowes, Inc.                                   1,774              78,499
R.R. Donnelley & Sons Company                        1,666              55,011
Robert Half International, Inc.                      1,321              39,326
SunGuard Data Systems, Inc. *                        2,227              57,902
Unisys Corp. *                                       2,557              35,491
VERITAS Software Corp. *                             3,318              91,909
                                                                  ------------
                                                                     1,757,978

CABLE AND TELEVISION - 1.31%
Comcast Corp., Class A *                            17,217             482,593
Time Warner, Inc. *                                 35,018             615,616
                                                                  ------------
                                                                     1,098,209

CELLULAR COMMUNICATIONS - 1.02%
AT&T Wireless Services, Inc. *                      20,942             299,890
Motorola, Inc.                                      18,001             328,518
Nextel Communications, Inc., Class A *               8,524             227,250
                                                                  ------------
                                                                       855,658

CHEMICALS - 1.34%
Air Products & Chemicals, Inc.                       1,743              91,420
Ashland, Inc.                                          538              28,412
Dow Chemical Company                                 7,188             292,552
E.I. Du Pont De Nemours & Company                    7,679             341,101
Eastman Chemical Company                               591              27,322
Engelhard Corp.                                        952              30,759
Great Lakes Chemical Corp.                             392              10,608
Hercules, Inc. *                                       845              10,301
PPG Industries, Inc.                                 1,321              82,549
Praxair, Inc.                                        2,496              99,615
Rohm & Haas Company                                  1,720              71,518
Sigma-Aldrich Corp.                                    530              31,593
                                                                  ------------
                                                                     1,117,750

COLLEGES & UNIVERSITIES - 0.14%
Apollo Group, Inc., Class A *                        1,359             119,986

COMPUTERS & BUSINESS EQUIPMENT - 3.59%
Apple Computer, Inc. *                               2,918              94,952
Dell, Inc. *                                        19,375             694,012
EMC Corp. *                                         18,769             213,967
Gateway, Inc. *                                      2,857              12,856
Hewlett-Packard Company                             23,415             494,057
International Business Machines Corp.               12,940           1,140,661
Lexmark International, Inc. *                          998              96,337
Network Appliance, Inc. *                            2,672              57,528
Sun Microsystems, Inc. *                            25,542             110,852
Xerox Corp. *                                        6,144              89,088
                                                                  ------------
                                                                     3,004,310

CONSTRUCTION & MINING EQUIPMENT - 0.02%
Rowan Companies, Inc. *                                814              19,805

CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                             1,098              45,622
Vulcan Materials Company                               783              37,232
                                                                  ------------
                                                                        82,854

CONTAINERS & GLASS - 0.14%
Ball Corp.                                             430              30,981
Bemis Company, Inc.                                    822              23,222
Pactiv Corp. *                                       1,175              29,305
Sealed Air Corp. *                                     645              34,359
                                                                  ------------
                                                                       117,867

COSMETICS & TOILETRIES - 2.54%
Alberto Culver Company, Class B                        691              34,647
Avon Products, Inc.                                  3,625             167,257
Colgate-Palmolive Company                            4,085             238,768
International Flavors & Fragrances, Inc.               722              27,003
Kimberly-Clark Corp.                                 3,847             253,440
The Gillette Company                                 7,702             326,565


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES (CONTINUED)
The Procter & Gamble Company                        19,736        $  1,074,428
                                                                  ------------
                                                                     2,122,108

CRUDE PETROLEUM & NATURAL GAS - 1.68%
Amerada Hess Corp.                                     691              54,720
Apache Corp.                                         2,496             108,701
Burlington Resources, Inc.                           3,049             110,313
ChevronTexaco Corp.                                  8,217             773,302
Devon Energy Corp.                                   1,843             121,638
EOG Resources, Inc.                                    898              53,620
Occidental Petroleum Corp.                           3,003             145,375
Sunoco, Inc.                                           584              37,154
                                                                  ------------
                                                                     1,404,823

DOMESTIC OIL - 0.21%
Marathon Oil Corp.                                   2,649             100,238
Unocal Corp.                                         2,027              77,026
                                                                  ------------
                                                                       177,264

ELECTRICAL EQUIPMENT - 3.59%
American Power Conversion Corp.                      1,536              30,182
Cooper Industries, Ltd., Class A                       714              42,419
Emerson Electric Company                             3,241             205,965
General Electric Company                            81,049           2,625,988
Molex, Inc.                                          1,459              46,805
Power-One, Inc. *                                      645               7,082
Symbol Technologies, Inc.                            1,805              26,606
Tektronix, Inc.                                        653              22,215
                                                                  ------------
                                                                     3,007,262

ELECTRICAL UTILITIES - 2.22%
Allegheny Energy, Inc. * (a)                           975              15,025
Ameren Corp.                                         1,405              60,359
American Electric Power Company, Inc.                3,041              97,312
Calpine Corp. * (a)                                  3,195              13,802
CenterPoint Energy, Inc. (a)                         2,358              27,117
Cinergy Corp.                                        1,382              52,516
CMS Energy Corp. *                                   1,259              11,495
Consolidated Edison, Inc.                            1,851              73,596
Constellation Energy Group, Inc.                     1,290              48,891
Dominion Resources, Inc.                             2,511             158,394
DTE Energy Company                                   1,329              53,878
Duke Energy Corp.                                    7,027             142,578
Edison International                                 2,503              64,002
Entergy Corp.                                        1,766              98,914
Exelon Corp.                                         5,076             168,980
FirstEnergy Corp.                                    2,534              94,797
FPL Group, Inc.                                      1,421              90,873
PG&E Corp. *                                         3,218              89,911
Pinnacle West Capital Corp.                            699              28,232
PPL Corp.                                            1,367              62,745
Public Service Enterprise Group, Inc.                1,820              72,854
TECO Energy, Inc. (a)                                1,444              17,313
The AES Corp. *                                      4,892              48,577
The Southern Company                                 5,660             164,989
TXU Corp.                                            2,488             100,789
                                                                  ------------
                                                                     1,857,939

ELECTRONICS - 0.44%
Adobe Systems, Inc.                                  1,835              85,327
Agilent Technologies, Inc. *                         3,694             108,160
Jabil Circuit, Inc. *                                1,544              38,878
Sanmina-SCI Corp. *                                  4,001              36,409
Solectron Corp. *                                    7,380              47,749
Thermo Electron Corp. *                              1,275              39,194
Thomas & Betts Corp.                                   453              12,335
                                                                  ------------
                                                                       368,052

ENERGY - 0.23%
Progress Energy, Inc.                                1,897              83,563
Sempra Energy                                        1,766              60,803
Xcel Energy, Inc.                                    3,064              51,200
                                                                  ------------
                                                                       195,566

FINANCIAL SERVICES - 7.88%
Bear Stearns Companies, Inc.                           806              67,954
Capital One Financial Corp.                          1,843             126,024
Charter One Financial, Inc.                          1,720              76,007
Citigroup, Inc.                                     39,710           1,846,515
Countrywide Financial Corp.                          2,143             150,546
E*TRADE Financial Corp. *                            2,803              31,253
Federal Home Loan Mortgage Corp.                     5,283             334,414
Federal National Mortgage Association                7,441             530,990
Federated Investors, Inc., Class B                     829              25,152
Fiserv, Inc. *                                       1,497              58,218
Franklin Resources, Inc.                             1,920              96,154
H & R Block, Inc.                                    1,344              64,082
J.P. Morgan Chase & Company                         15,989             619,894
Janus Capital Group, Inc.                            1,835              30,259
Lehman Brothers Holdings, Inc.                       2,127             160,057
MBNA Corp.                                           9,814             253,103
Mellon Financial Corp.                               3,256              95,499
Merrill Lynch & Company, Inc.                        7,380             398,372
Morgan Stanley                                       8,440             445,379
PNC Financial Services Group                         2,166             114,971
Providian Financial Corp. *                          2,235              32,787
Regions Financial Corp.                              1,682              61,477
SLM Corp.                                            3,371             136,357
State Street Corp.                                   2,580             126,523
Synovus Financial Corp.                              2,342              59,299
T. Rowe Price Group, Inc.                              975              49,140
The Goldman Sachs Group, Inc.                        3,709             349,239
Washington Mutual, Inc.                              6,643             256,686
                                                                  ------------
                                                                     6,596,351

FOOD & BEVERAGES - 3.86%
Anheuser-Busch Companies, Inc.                       6,174             333,396
Campbell Soup Company                                3,156              84,833
Coca-Cola Enterprises, Inc.                          3,609             104,625
ConAgra Foods, Inc.                                  4,055             109,809

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
General Mills, Inc.                                  2,903        $    137,980
H.J. Heinz Company                                   2,703             105,958
Hershey Foods Corp.                                  1,989              92,031
Kellogg Company                                      3,156             132,079
McCormick & Company, Inc.                            1,060              36,040
PepsiCo, Inc.                                       13,109             706,313
Sara Lee Corp.                                       6,067             139,480
Starbucks Corp. *                                    3,049             132,571
The Coca-Cola Company                               18,707             944,329
The Pepsi Bottling Group, Inc.                       1,981              60,500
William Wrigley Jr. Company                          1,728             108,950
                                                                  ------------
                                                                     3,228,894

FOREST PRODUCTS - 0.14%
Weyerhaeuser Company                                 1,851             116,835

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                                1,474              39,371

GAS & PIPELINE UTILITIES - 0.32%
Dynegy, Inc., Class A * (a)                          2,911              12,401
El Paso Corp.                                        4,923              38,793
KeySpan Corp.                                        1,229              45,104
Kinder Morgan, Inc.                                    952              56,444
Nicor, Inc. (a)                                        338              11,482
NiSource, Inc.                                       2,020              41,652
Peoples Energy Corp. (a)                               292              12,308
Williams Companies, Inc.                             3,993              47,517
                                                                  ------------
                                                                       265,701

HEALTHCARE PRODUCTS - 3.57%
Bausch & Lomb, Inc.                                    407              26,483
Baxter International, Inc.                           4,707             162,439
Becton, Dickinson & Company                          1,943             100,647
Biomet, Inc.                                         1,951              86,702
Boston Scientific Corp.                              6,412             274,434
C.R. Bard, Inc.                                        799              45,263
Guidant Corp.                                        2,411             134,727
Johnson & Johnson                                   22,800           1,269,960
Medtronic, Inc.                                      9,307             453,437
St. Jude Medical, Inc. *                             1,352             102,279
Stryker Corp.                                        3,072             168,960
Zimmer Holdings, Inc. *                              1,874             165,287
                                                                  ------------
                                                                     2,990,618

HEALTHCARE SERVICES - 1.37%
Cardinal Health, Inc.                                3,302             231,305
Express Scripts, Inc. *                                599              47,459
HCA, Inc.                                            3,732             155,214
Humana, Inc. *                                       1,236              20,888
IMS Health, Inc.                                     1,805              42,309
McKesson Corp.                                       2,250              77,243
Medco Health Solutions, Inc. *                       2,081              78,038
Quest Diagnostics, Inc.                                791              67,195
UnitedHealth Group, Inc.                             4,731             294,505
Wellpoint Health Networks, Inc. *                    1,198             134,188
                                                                  ------------
                                                                     1,148,344

HOMEBUILDERS - 0.14%
Centex Corp.                                           945              43,234
KB HOME                                                361              24,775
Pulte Homes, Inc.                                      975              50,729
                                                                  ------------
                                                                       118,738

HOTELS & RESTAURANTS - 0.78%
Darden Restaurants, Inc.                             1,236              25,400
Harrah's Entertainment, Inc.                           868              46,959
Hilton Hotels Corp.                                  2,941              54,879
Marriott International, Inc., Class A                1,736              86,592
McDonald's Corp.                                     9,668             251,368
Starwood Hotels & Resorts Worldwide, Inc.            1,590              71,311
Wendy's International, Inc.                            875              30,485
Yum! Brands, Inc.                                    2,219              82,591
                                                                  ------------
                                                                       649,585

HOUSEHOLD APPLIANCES - 0.11%
Black & Decker Corp.                                   607              37,713
Maytag Corp.                                           607              14,877
Whirlpool Corp.                                        530              36,358
                                                                  ------------
                                                                        88,948

HOUSEHOLD PRODUCTS - 0.26%
Fortune Brands, Inc.                                 1,121              84,557
Newell Rubbermaid, Inc.                              2,112              49,632
The Clorox Company                                   1,628              87,554
                                                                  ------------
                                                                       221,743

INDUSTRIAL MACHINERY - 0.84%
Caterpillar, Inc.                                    2,626             208,609
Cummins, Inc.                                          330              20,625
Deere & Company                                      1,912             134,108
Dover Corp.                                          1,559              65,634
Ingersoll-Rand Company, Class A                      1,329              90,784
ITT Industries, Inc.                                   714              59,262
Pall Corp.                                             960              25,142
Parker-Hannifin Corp.                                  922              54,822
W.W. Grainger, Inc.                                    699              40,193
                                                                  ------------
                                                                       699,179

INDUSTRIALS - 0.02%
Crane Company                                          461              14,471

INSURANCE - 5.00%
ACE, Ltd.                                            2,173              91,874
Aetna, Inc.                                          1,167              99,195
AFLAC, Inc.                                          3,909             159,526
Ambac Financial Group, Inc.                            829              60,882
American International Group, Inc.                  20,028           1,427,596
Anthem, Inc. *                                       1,067              95,560
Aon Corp.                                            2,419              68,869
Chubb Corp.                                          1,459              99,475
CIGNA Corp.                                          1,083              74,521

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
Cincinnati Financial Corp.                           1,289        $     56,097
Hartford Financial Services Group, Inc.              2,242             154,115
Jefferson-Pilot Corp.                                1,075              54,610
Lincoln National Corp.                               1,367              64,591
Loews Corp.                                          1,421              85,203
Marsh & McLennan Companies, Inc.                     4,016             182,246
MBIA, Inc.                                           1,106              63,175
MetLife, Inc.                                        5,806             208,145
MGIC Investment Corp.                                  760              57,654
Principal Financial Group, Inc.                      2,450              85,211
Progressive Corp.                                    1,666             142,110
Prudential Financial, Inc.                           4,039             187,692
SAFECO Corp.                                         1,067              46,948
The Allstate Corp.                                   5,399             251,323
The St. Paul Travelers Companies, Inc.               5,122             207,646
Torchmark, Inc.                                        852              45,838
UNUMProvident Corp.                                  2,273              36,141
XL Capital, Ltd., Class A                            1,060              79,988
                                                                  ------------
                                                                     4,186,231

INTERNATIONAL OIL - 0.77%
Anadarko Petroleum Corp.                             1,935             113,391
ConocoPhillips                                       5,268             401,896
Kerr-McGee Corp.                                       776              41,725
Nabors Industries, Ltd. *                            1,144              51,732
Noble Corp. *                                        1,037              39,292
                                                                  ------------
                                                                       648,036

INTERNET CONTENT - 0.45%
Yahoo!, Inc.                                        10,344             375,798

INTERNET RETAIL - 0.55%
eBay, Inc.                                           5,045             463,888

INTERNET SOFTWARE - 1.60%
Cisco Systems, Inc. *                               51,921           1,230,528
Symantec Corp.                                       2,396             104,897
                                                                  ------------
                                                                     1,335,425

LEISURE TIME - 0.91%
Brunswick Corp.                                        730              29,784
Carnival Corp.                                       4,861             228,467
International Game Technology                        2,680             103,448
The Walt Disney Company                             15,758             401,671
                                                                  ------------
                                                                       763,370

LIFE SCIENCES - 0.08%
PerkinElmer, Inc.                                      983              19,699
Waters Corp. *                                         922              44,053
                                                                  ------------
                                                                        63,752

LIQUOR - 0.08%
Adolph Coors Company, Class B                          284              20,544
Brown Forman Corp., Class B                            929              44,843
                                                                  ------------
                                                                        65,387

MANUFACTURING - 1.88%
3M Company                                           6,005             540,510
Danaher Corp.                                        2,365             122,625
Eaton Corp.                                          1,160              75,099
Illinois Tool Works, Inc.                            2,381             228,314
Rockwell Automation, Inc                             1,428              53,564
Snap-on, Inc.                                          445              14,930
The Stanley Works                                      630              28,715
Tyco International, Ltd.                            15,405             510,522
                                                                  ------------
                                                                     1,574,279

MEDICAL-HOSPITALS - 0.13%
Health Management Associates, Inc., Class A          1,866              41,836
Manor Care, Inc.                                       683              22,320
Tenet Healthcare Corp. *                             3,571              47,887
                                                                  ------------
                                                                       112,043

MINING - 0.28%
Freeport-McMoRan Copper & Gold, Inc., Class B        1,359              45,051
Newmont Mining Corp.                                 3,402             131,861
Phelps Dodge Corp.                                     714              55,342
                                                                  ------------
                                                                       232,254

NEWSPAPERS - 0.09%
Dow Jones & Company, Inc.                              630              28,413
Knight-Ridder, Inc.                                    607              43,704
                                                                  ------------
                                                                        72,117

OFFICE FURNISHINGS & SUPPLIES - 0.12%
Avery Dennison Corp.                                   845              54,088
Office Depot, Inc. *                                 2,404              43,056
                                                                  ------------
                                                                        97,144

PAPER - 0.48%
Boise Cascade Corp.                                    676              25,445
Georgia-Pacific Corp.                                1,958              72,407
International Paper Company                          3,725             166,507
Louisiana-Pacific Corp.                                837              19,795
MeadWestvaco Corp.                                   1,551              45,584
Plum Creek Timber Company, Inc.                      1,405              45,775
Temple-Inland, Inc.                                    422              29,223
                                                                  ------------
                                                                       404,736

PETROLEUM SERVICES - 3.49%
Baker Hughes, Inc.                                   2,557              96,271
BJ Services Company                                  1,236              56,658
Exxon Mobil Corp.                                   50,224           2,230,448
Halliburton Company                                  3,379             102,249
Schlumberger, Ltd.                                   4,523             287,256
Transocean, Inc. *                                   2,465              71,337
Valero Energy Corp.                                    991              73,096
                                                                  ------------
                                                                     2,917,315

PHARMACEUTICALS - 6.58%
Abbott Laboratories                                 11,980             488,305
Allergan, Inc.                                       1,006              90,057
AmerisourceBergen Corp.                                860              51,411
Bristol-Myers Squibb Company                        14,929             365,760
Caremark Rx, Inc. *                                  3,510             115,619

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Eli Lilly & Company                                  8,670        $    606,120
Forest Laboratories, Inc. *                          2,841             160,886
Gilead Sciences, Inc. *                              1,646             110,282
Hospira, Inc. *                                      1,198              33,065
King Pharmaceuticals, Inc. *                         1,851              21,194
Merck & Company, Inc.                               17,064             810,540
Mylan Laboratories, Inc.                             2,066              41,836
Pfizer, Inc.                                        58,602           2,008,877
Schering-Plough Corp.                               11,304             208,898
Watson Pharmaceuticals, Inc. *                         837              22,515
Wyeth                                               10,237             370,170
                                                                  ------------
                                                                     5,505,535

PHOTOGRAPHY - 0.07%
Eastman Kodak Company                                2,204              59,464

PUBLISHING - 0.57%
Gannett Company, Inc.                                2,089             177,252
McGraw-Hill Companies, Inc.                          1,467             112,328
Meredith Corp.                                         384              21,105
The New York Times Company, Class A                  1,144              51,148
Tribune Company                                      2,519             114,715
                                                                  ------------
                                                                       476,548

RAILROADS & EQUIPMENT - 0.42%
Burlington Northern Santa Fe Corp.                   2,849              99,915
CSX Corp.                                            1,651              54,103
Norfolk Southern Corp.                               3,010              79,825
Union Pacific Corp.                                  1,989             118,246
                                                                  ------------
                                                                       352,089

REAL ESTATE - 0.36%
Apartment Investment & Management
  Company, Class A, REIT                               722              22,476
Equity Office Properties Trust, REIT                 3,102              84,374
Equity Residential, REIT                             2,150              63,919
ProLogis, REIT                                       1,390              45,759
Simon Property Group, Inc., REIT                     1,597              82,118
                                                                  ------------
                                                                       298,646

RETAIL GROCERY - 0.58%
Albertsons, Inc. (a)                                 2,826              75,002
Safeway, Inc. *                                      3,425              86,789
SUPERVALU, Inc.                                      1,037              31,743
Sysco Corp.                                          4,907             176,014
The Kroger Company *                                 5,706             103,849
Winn-Dixie Stores, Inc. (a)                          1,090               7,848
                                                                  ------------
                                                                       481,245

RETAIL TRADE - 5.75%
Bed Bath & Beyond, Inc. *                            2,304              88,589
Best Buy Company, Inc.                               2,488             126,241
Big Lots, Inc. *                                       883              12,768
Circuit City Stores-Circuit City Group               1,528              19,788
Costco Wholesale Corp.                               3,525             144,772
CVS Corp.                                            3,049             128,119
Dillard's, Inc., Class A                               645              14,384
Dollar General Corp.                                 2,534              49,565
Family Dollar Stores, Inc.                           1,321              40,185
Federated Department Stores, Inc.                    1,382              67,856
Home Depot, Inc.                                    17,071             600,899
J.C. Penney Company, Inc.                            2,166              81,788
Kohl's Corp. *                                       2,619             110,731
Limited Brands                                       3,617              67,638
Lowe's Companies, Inc.                               6,036             317,192
May Department Stores Company                        2,235              61,440
Nordstrom, Inc.                                      1,067              45,465
RadioShack Corp.                                     1,236              35,387
Sears, Roebuck & Company                             1,636              61,775
Staples, Inc.                                        3,817             111,876
Target Corp.                                         7,011             297,757
The Gap, Inc.                                        6,911             167,592
The TJX Companies, Inc.                              3,801              91,756
Tiffany & Company                                    1,121              41,309
Walgreen Company                                     7,871             285,009
Wal-Mart Stores, Inc.                               32,937           1,737,756
                                                                  ------------
                                                                     4,807,637

SANITARY SERVICES - 0.28%
Allied Waste Industries, Inc. *                      2,434              32,080
Ecolab, Inc.                                         1,974              62,576
Waste Management, Inc.                               4,462             136,760
                                                                  ------------
                                                                       231,416

SEMICONDUCTORS - 3.57%
Advanced Micro Devices, Inc. *                       2,719              43,232
Altera Corp. *                                       2,872              63,816
Analog Devices, Inc.                                 2,887             135,920
Applied Materials, Inc. *                           12,948             254,040
Applied Micro Circuits Corp. *                       2,396              12,747
Broadcom Corp., Class A *                            2,411             112,762
Intel Corp.                                         49,671           1,370,920
KLA-Tencor Corp. *                                   1,513              74,712
Linear Technology Corp.                              2,373              93,662
LSI Logic Corp. *                                    2,934              22,357
Maxim Integrated Products, Inc.                      2,473             129,635
Micron Technology, Inc. *                            4,692              71,835
National Semiconductor Corp.                         2,757              60,626
Novellus Systems, Inc. *                             1,137              35,747
NVIDIA Corp. *                                       1,275              26,137
PMC-Sierra, Inc. *                                   1,359              19,502
QLogic Corp. *                                         714              18,985
Teradyne, Inc. *                                     1,490              33,823
Texas Instruments, Inc.                             13,293             321,425
Xilinx, Inc.                                         2,665              88,771
                                                                  ------------
                                                                     2,990,654

SOFTWARE - 3.95%
Autodesk, Inc.                                         875              37,459
BMC Software, Inc. *                                 1,713              31,690
Citrix Systems, Inc. *                               1,306              26,590
Computer Associates International, Inc.              4,492             126,046

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY INDEX TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
Compuware Corp. *                                    2,964        $     19,562
Intuit, Inc. *                                       1,474              56,867
Mercury Interactive Corp. *                            707              35,230
Microsoft Corp.                                     82,899           2,367,595
Novell, Inc. *                                       2,972              24,935
Oracle Corp. *                                      39,895             475,947
Parametric Technology Corp. *                        2,058              10,290
PeopleSoft, Inc. *                                   2,803              51,856
Siebel Systems, Inc. *                               3,863              41,257
                                                                  ------------
                                                                     3,305,324

STEEL - 0.12%
Allegheny Technologies, Inc.                           622              11,227
Nucor Corp.                                            607              46,594
United States Steel Corp.                              868              30,484
Worthington Industries, Inc.                           668              13,714
                                                                  ------------
                                                                       102,019

TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 1.93%
ADC Telecommunications, Inc. *                       6,213              17,645
Andrew Corp. *                                       1,236              24,732
Avaya, Inc. *                                        3,410              53,844
CIENA Corp. *                                        4,362              16,227
Citizens Communications Company (a)                  2,204              26,668
Comverse Technology, Inc. *                          1,505              30,010
Corning, Inc. *                                     10,536             137,600
JDS Uniphase Corp. *                                11,058              41,910
Lucent Technologies, Inc. * (a)                     32,914             124,415
QUALCOMM, Inc.                                       6,220             453,936
SBC Communications, Inc.                            25,434             616,774
Scientific-Atlanta, Inc.                             1,175              40,538
Tellabs, Inc. *                                      3,195              27,924
                                                                  ------------
                                                                     1,612,223

TELEPHONE - 1.94%
ALLTEL Corp.                                         2,365             119,716
AT&T Corp.                                           6,097              89,199
BellSouth Corp.                                     14,084             369,282
CenturyTel, Inc.                                     1,067              32,053
Qwest Communications International, Inc. *          13,700              49,183
Sprint Corp. (FON Group)                            10,951             192,738
Verizon Communications, Inc.                        21,272             769,834
                                                                  ------------
                                                                     1,622,005

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                           568              13,064
Goodyear Tire & Rubber Company * (a)                 1,344              12,217
                                                                  ------------
                                                                        25,281

TOBACCO - 1.05%
Altria Group, Inc.                                  15,751             788,338
R.J. Reynolds Tobacco Holdings, Inc. (a)               653              44,136
UST, Inc.                                            1,275              45,900
                                                                  ------------
                                                                       878,374

TOYS, AMUSEMENTS & SPORTING GOODS - 0.13%
Hasbro, Inc.                                         1,352              25,688
Mattel, Inc.                                         3,241              59,148
Toys R Us, Inc. *                                    1,643              26,173
                                                                  ------------
                                                                       111,009

TRANSPORTATION - 0.17%
Harley-Davidson, Inc.                                2,265             140,294

TRAVEL SERVICES - 0.64%
American Express Company                             9,814             504,243
Sabre Holdings Corp.                                 1,067              29,567
                                                                  ------------
                                                                       533,810

TRUCKING & FREIGHT - 1.05%
Fedex Corp.                                          2,296             187,560
Navistar International Corp. *                         538              20,853
Ryder Systems, Inc.                                    499              19,995
United Parcel Service, Inc., Class B                 8,655             650,596
                                                                  ------------
                                                                       879,004
------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $87,581,844)                            $ 81,720,207
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 2.26%
Federal Home Loan Mortgage Discount Notes
  6.04% due 07/06/2004                        $  1,000,000        $    999,856
State Street Navigator Securities Lending
  Prime Portfolio (c)                              488,692             488,692
United States Treasury Bills
  0.93% due 07/22/2004 ****                        400,000             399,783
------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $1,888,331)                                                $  1,888,331
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.77%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 1.14% to
  be repurchased at $642,020 on
  07/01/2004, collateralized by
  $475,000 U.S. Treasury Bonds, 8.75%
  due 05/15/2020 (valued at $659,063,
  including interest).                        $    642,000        $    642,000
------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
  (Cost $642,000)                                                 $    642,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS (EQUITY INDEX TRUST)
  (COST $90,112,175) - 100.68%                                    $ 84,250,538
LIABILITIES IN EXCESS OF OTHER
  ASSETS - (0.68)%                                                   (567,282)
                                                                  ------------
TOTAL NET ASSETS - 100.00%                                        $ 83,683,256
                                                                  ============

FUNDAMENTAL VALUE TRUST

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS - 91.90%

AUTO PARTS - 0.84%
AutoZone, Inc. *                                    69,500        $  5,566,950

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT              VALUE
                                              ------------        ------------
COMMON STOCKS (CONTINUED)

BANKING - 11.67%
Bank One Corp.                                     438,500        $ 22,363,500
Fifth Third Bancorp                                188,400          10,132,152
Golden West Financial Corp.                        173,900          18,494,265
Lloyds TSB Group PLC, ADR (a)                      161,400           5,145,432
Wells Fargo & Company                              370,600          21,209,438
                                                                  ------------
                                                                    77,344,787

BUSINESS SERVICES - 2.65%
Dun & Bradstreet Corp. *                            99,400           5,358,654
Moody's Corp.                                      111,900           7,235,454
Rentokil Initial PLC *                           1,013,800           2,655,793
WPP Group PLC, ADR                                  44,900           2,300,227
                                                                  ------------
                                                                    17,550,128

CABLE AND TELEVISION - 2.81%
Comcast Corp.-Special Class A *                    674,700          18,628,467

CELLULAR COMMUNICATIONS - 0.46%
SK Telecom Company, Ltd., ADR (a)                  146,100           3,066,639

COMPUTERS & BUSINESS EQUIPMENT - 1.67%
Lexmark International, Inc. *                      114,900          11,091,297

CONSTRUCTION MATERIALS - 1.30%
Martin Marietta Materials, Inc. (a)                 93,400           4,140,422
Vulcan Materials Company                            93,700           4,455,435
                                                                  ------------
                                                                     8,595,857

CONTAINERS & GLASS - 3.04%
Sealed Air Corp. *                                 377,900          20,130,733

CRUDE PETROLEUM & NATURAL GAS - 4.14%
Devon Energy Corp.                                 183,000          12,078,000
EOG Resources, Inc.                                152,100           9,081,891
Occidental Petroleum Corp.                         130,300           6,307,823
                                                                  ------------
                                                                    27,467,714

DRUGS & HEALTH CARE - 0.42%
Novartis AG *                                       63,600           2,806,854

FINANCIAL SERVICES - 6.66%
Citigroup, Inc.                                    472,700          21,980,550
H & R Block, Inc.                                  184,200           8,782,656
Morgan Stanley                                     106,600           5,625,282
Providian Financial Corp. * (a)                     22,800             334,476
State Street Corp.                                  33,100           1,623,224
Takefuji Corp. *                                    80,100           5,794,421
                                                                  ------------
                                                                    44,140,609

FOOD & BEVERAGES - 2.82%
Diageo PLC-sponsored ADR (a)                       173,500           9,499,125
Hershey Foods Corp.                                129,600           5,996,592
Kraft Foods, Inc., Class A                         101,300           3,209,184
                                                                  ------------
                                                                    18,704,901

HEALTHCARE SERVICES - 0.85%
HCA, Inc.                                          136,100           5,660,399

HOLDINGS COMPANIES/CONGLOMERATES - 7.77%
Berkshire Hathaway, Inc., Class A *                    347          30,865,650
HSBC Holdings PLC *                              1,389,066          20,649,565
                                                                  ------------
                                                                    51,515,215

HOTELS & RESTAURANTS - 0.76%
Marriott International, Inc., Class A              101,100           5,042,868

INSURANCE - 13.55%
American International Group, Inc.                 500,500          35,675,640
Aon Corp. (a)                                      212,100           6,038,487
Chubb Corp.                                         28,300           1,929,494
Loews Corp.                                        191,400          11,476,344
Markel Corp. * (a)                                   2,000             555,000
Marsh & McLennan Companies, Inc.                    36,900           1,674,522
Principal Financial Group, Inc.                     66,100           2,298,958
Progressive Corp.                                  216,100          18,433,330
Sun Life Financial, Inc.                            40,300           1,166,282
Transatlantic Holdings, Inc. (a)                   130,650          10,581,344
                                                                  ------------
                                                                    89,829,401

INTERNATIONAL OIL - 2.34%
ConocoPhillips                                     203,663          15,537,450

LIQUOR - 0.88%
Heineken Holding NV *                              199,825           5,861,234

MANUFACTURING - 4.32%
Tyco International, Ltd.                           864,356          28,644,758

PETROLEUM SERVICES - 0.52%
Transocean, Inc. *                                 119,300           3,452,542

PHARMACEUTICALS - 2.36%
Eli Lilly & Company                                116,600           8,151,506
Merck & Company, Inc.                               41,800           1,985,500
Pfizer, Inc.                                       160,080           5,487,542
                                                                  ------------
                                                                    15,624,548

PUBLISHING - 1.77%
Gannett Company, Inc.                               47,800           4,055,830
Lagardere S.C.A. *                                 122,300           7,649,793
                                                                  ------------
                                                                    11,705,623

REAL ESTATE - 1.48%
CenterPoint Properties Corp., REIT                 128,100           9,831,675

RETAIL TRADE - 3.00%
Costco Wholesale Corp.                             484,000          19,877,880

SEMICONDUCTORS - 0.05%
Agere Systems, Inc., Class A *                     135,700             312,110

SOFTWARE - 1.18%
Microsoft Corp.                                    275,100           7,856,856

TELECOMMUNICATIONS EQUIPMENT &
  SERVICES - 0.29%
Nokia Oyj-sponsored ADR                            131,700           1,914,918

TOBACCO - 4.77%
Altria Group, Inc.                                 632,000          31,631,600

TRAVEL SERVICES - 6.77%
American Express Company                           873,100          44,859,878

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

FUNDAMENTAL VALUE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT           VALUE
                                                     ------           -----
COMMON STOCKS (CONTINUED)

TRUCKING & FREIGHT - 0.76%
United Parcel Service, Inc., Class B                     67,400    $   5,066,458
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $496,980,803)                            $ 609,320,349
--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 10.95%
Galleon Capital LLC
  1.05% due 07/01/2004                            $  13,132,000    $  13,132,000
San Paolo U.S. Finance Company
  1.15% due 07/01/2004                                8,921,000        8,921,000
  1.44% due 07/01/2004                               20,000,000       20,000,000
State Street Navigator Securities Lending
  Prime Portfolio (c)                                18,762,844       18,762,844
UBS Finance Delaware, Inc.
  1.42% due 07/01/2004                               11,813,000       11,813,000
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $72,628,844)                                                 $  72,628,844
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (FUNDAMENTAL VALUE TRUST)

  (COST $569,609,647) - 102.85%                                    $ 681,949,193
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.85)%                      (18,901,489)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 663,047,704
                                                                   =============

GROWTH & INCOME TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
COMMON STOCKS - 100.03%

AEROSPACE - 2.88%
General Dynamics Corp.                                  132,400     $ 13,147,320
United Technologies Corp.                               346,400       31,688,672
                                                                    ------------
                                                                      44,835,992

ALUMINUM - 1.16%
Alcoa, Inc.                                             546,200       18,040,986

APPAREL & TEXTILES - 0.96%
NIKE, Inc., Class B (a)                                 197,700       14,975,775

BANKING - 5.10%
Bank of America Corp.                                   696,900       58,971,678
Bank One Corp.                                          400,700       20,435,700
                                                                    ------------
                                                                      79,407,378

BIOTECHNOLOGY - 2.18%
Amgen, Inc. *                                           311,600       17,004,012
Genzyme Corp. *                                         359,200       17,000,936
                                                                    ------------
                                                                      34,004,948

BROADCASTING - 0.84%
Viacom, Inc., Class B                                   367,100       13,112,812

BUSINESS SERVICES - 2.34%
Accenture, Ltd., Class A *                              316,600        8,700,168
First Data Corp.                                        622,700       27,722,604
                                                                    ------------
                                                                      36,422,772

CABLE AND TELEVISION - 3.69%
Comcast Corp.-Special Class A *                         474,400       13,098,184
Time Warner, Inc. *                                   2,526,300       44,412,354
                                                                    ------------
                                                                      57,510,538

CELLULAR COMMUNICATIONS - 1.57%
Motorola, Inc.                                          844,900       15,419,425
Nextel Communications, Inc., Class A *                  338,800        9,032,408
                                                                    ------------
                                                                      24,451,833

CHEMICALS - 1.75%
Dow Chemical Company                                    191,200        7,781,840
E.I. Du Pont De Nemours & Company                       437,900       19,451,518
                                                                    ------------
                                                                      27,233,358

COMPUTERS & BUSINESS EQUIPMENT - 2.96%
Dell, Inc. *                                            739,300       26,481,726
EMC Corp. *                                             441,400        5,031,960
International Business Machines Corp.                   164,700       14,518,305
                                                                    ------------
                                                                      46,031,991

COSMETICS & TOILETRIES - 3.57%
The Gillette Company                                    583,800       24,753,120
The Procter & Gamble Company                            566,600       30,845,704
                                                                    ------------
                                                                      55,598,824

CRUDE PETROLEUM & NATURAL GAS - 1.79%
ChevronTexaco Corp.                                     296,000       27,856,560

ELECTRICAL EQUIPMENT - 3.49%
General Electric Company                              1,676,700       54,325,080

FINANCIAL SERVICES - 8.17%
Citigroup, Inc.                                       1,176,665       54,714,923
Federal National Mortgage Association                   451,900       32,247,584
Franklin Resources, Inc.                                191,900        9,610,352
Merrill Lynch & Company, Inc.                           569,200       30,725,416
                                                                    ------------
                                                                     127,298,275

FOOD & BEVERAGES - 3.83%
PepsiCo, Inc.                                           454,800       24,504,624
The Coca-Cola Company                                   696,500       35,159,320
                                                                    ------------
                                                                      59,663,944

HEALTHCARE PRODUCTS - 1.77%
Guidant Corp.                                           219,900       12,288,012
Medtronic, Inc.                                         313,800       15,288,336
                                                                    ------------
                                                                      27,576,348

HEALTHCARE SERVICES - 0.99%
Cardinal Health, Inc.                                   219,300       15,361,965

INDUSTRIAL MACHINERY - 2.16%
Caterpillar, Inc.                                       170,700       13,560,408
ITT Industries, Inc.                                    241,500       20,044,500
                                                                    ------------
                                                                      33,604,908

INSURANCE - 4.26%
American International Group, Inc.                      494,775       35,267,562
Marsh & McLennan Companies, Inc.                        301,900       13,700,222
Principal Financial Group, Inc.                          99,200        3,450,176
The St. Paul Travelers Companies, Inc.                  344,415       13,962,584
                                                                    ------------
                                                                      66,380,544

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GROWTH & INCOME TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT             VALUE
                                                       ------             -----
COMMON STOCKS (CONTINUED)

INTERNATIONAL OIL - 1.80%
Anadarko Petroleum Corp.                                  477,600    $    27,987,360

INTERNET CONTENT - 1.14%
Yahoo!, Inc.                                              490,800         17,830,764

INTERNET SOFTWARE - 1.73%
Cisco Systems, Inc. *                                   1,135,500         26,911,350

MANUFACTURING - 4.06%
3M Company                                                231,100         20,801,311
Tyco International, Ltd.                                1,281,200         42,458,968
                                                                     ---------------
                                                                          63,260,279

MINING - 0.53%
Rio Tinto Plc                                              84,100          8,246,005

PAPER - 1.28%
International Paper Company                               445,100         19,895,970

PETROLEUM SERVICES - 4.40%
Exxon Mobil Corp.                                         995,400         44,205,714
Schlumberger, Ltd.                                        382,200         24,273,522
                                                                     ---------------
                                                                          68,479,236

PHARMACEUTICALS - 10.13%
Abbott Laboratories                                       573,300         23,367,708
AstraZeneca PLC, ADR (a)                                  253,600         11,574,304
Eli Lilly & Company                                       472,700         33,046,457
Pfizer, Inc.                                            1,670,875         57,277,595
Schering-Plough Corp.                                     847,200         15,656,256
Wyeth                                                     466,300         16,861,408
                                                                     ---------------
                                                                         157,783,728

RAILROADS & EQUIPMENT - 1.18%
CSX Corp.                                                 562,000         18,416,740

RETAIL TRADE - 4.68%
Lowe's Companies, Inc.                                    588,200         30,909,910
The Gap, Inc. (a)                                         383,000          9,287,750
Wal-Mart Stores, Inc.                                     620,200         32,721,752
                                                                     ---------------
                                                                          72,919,412

SEMICONDUCTORS - 4.47%
Applied Materials, Inc. *                                 985,700         19,339,434
Intel Corp.                                             1,215,600         33,550,560
Texas Instruments, Inc.                                   692,100         16,734,978
                                                                     ---------------
                                                                          69,624,972

SOFTWARE - 4.82%
Microsoft Corp.                                         2,626,600         75,015,696

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.10%
Corning, Inc. *                                         1,316,300         17,190,878

TELEPHONE - 1.17%
Sprint Corp. (FON Group)                                1,036,700         18,245,920

TRAVEL SERVICES - 0.60%
American Express Company                                  182,400          9,371,712

TRUCKING & FREIGHT - 1.48%
Fedex Corp.                                               281,200         22,971,228
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS (Cost $1,435,681,948)                            $ 1,557,846,081
------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 1.58%
State Street Navigator Securities
  Lending Prime Portfolio (c)                     $    24,685,088    $    24,685,088
------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $24,685,088)                                                   $    24,685,088
------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.03%
Repurchase Agreement with UBS and State
    Street Corp. (Tri-Party), dated
    06/30/2004 at 1.28% to be
    repurchased at $392,014 on
    07/01/2004, collateralized by
    $411,000 U.S. Treasury Bonds, 5.25%
    due 11/15/2028 (valued at $405,215,
    including interest)                           $       392,000    $       392,000
                                                  ---------------    ---------------
TOTAL REPURCHASE AGREEMENTS
(Cost $392,000)                                                      $       392,000
                                                  ---------------    ---------------
TOTAL INVESTMENTS (GROWTH & INCOME TRUST)
  (COST $1,460,759,036) - 101.64%                                    $ 1,582,923,169
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.64)%                          (25,482,696)
                                                                     ---------------
TOTAL NET ASSETS - 100.00%                                           $ 1,557,440,473
                                                                     ===============

GREAT COMPANIES-AMERICA TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT             VALUE
                                                       ------             -----
COMMON STOCKS - 90.32%

ADVERTISING - 4.48%
Omnicom Group, Inc.                                         1,600    $      121,424

AEROSPACE - 8.43%
United Technologies Corp.                                   2,500           228,700

BUSINESS SERVICES - 7.39%
First Data Corp.                                            4,500           200,340

COMPUTERS & BUSINESS EQUIPMENT - 3.18%
International Business Machines Corp.                         980            86,387

COSMETICS & TOILETRIES - 9.99%
Colgate-Palmolive Company                                   2,400           140,280
The Procter & Gamble Company                                2,400           130,656
                                                                      -------------
                                                                            270,936

ELECTRICAL EQUIPMENT - 7.17%
General Electric Company                                    6,000           194,400

FINANCIAL SERVICES - 11.88%
Citigroup, Inc.                                             1,700            79,050
Lehman Brothers Holdings, Inc.                              1,600           120,400
Merrill Lynch & Company, Inc.                               1,400            75,572
The Goldman Sachs Group, Inc.                                 500            47,080
                                                                      -------------
                                                                            322,102

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GREAT COMPANIES-AMERICA TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT       VALUE
                                                      ------       -----
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES - 4.22%
PepsiCo, Inc.                                            1,000   $   53,880
The Coca-Cola Company                                    1,200       60,576
                                                                 ----------
                                                                    114,456

HEALTHCARE PRODUCTS - 5.57%
Johnson & Johnson                                          700       38,990
Medtronic, Inc.                                          2,300      112,056
                                                                 ----------
                                                                    151,046

INSURANCE - 5.81%
American International Group, Inc.                       1,700      121,176
Marsh & McLennan Companies, Inc.                           800       36,304
                                                                 ----------
                                                                    157,480

MANUFACTURING - 5.31%
3M Company                                               1,600      144,016

PHARMACEUTICALS - 14.30%
Abbott Laboratories                                      4,500      183,420
Hospira, Inc. *                                            450       12,420
Pfizer, Inc.                                             3,600      123,408
Wyeth                                                    1,900       68,704
                                                                 ----------
                                                                    387,952

SEMICONDUCTORS - 2.59%
Texas Instruments, Inc.                                  2,900       70,122
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,209,692)                            $2,449,361
---------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 9.66%
Repurchase Agreement with State Street
    Corp. dated 06/30/2004 at 0.35% to
    be repurchased at $262,003 on
    07/01/2004, collateralized by
    $205,000 U.S. Treasury Bonds, 7.625%
    due 02/15/2025 (valued at $267,247,
    including interest)                             $  262,000   $  262,000
---------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $262,000)                                                  $  262,000
---------------------------------------------------------------------------
TOTAL INVESTMENTS (GREAT COMPANIES-AMERICA TRUST)
  (COST $2,471,692) - 99.98%                                     $2,711,361
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.02%                           669
                                                                 ----------
TOTAL NET ASSETS - 100.00%                                       $2,712,030
                                                                 ==========

QUANTITATIVE VALUE TRUST

                                                     SHARES OR
                                                     PRINCIPAL
                                                      AMOUNT       VALUE
                                                      ------       -----
COMMON STOCKS - 99.02%

AEROSPACE - 2.50%
United Technologies Corp.                               49,400   $4,519,112

BANKING - 14.11%
AmSouth BanCorp                                        148,000    3,769,560
Bank of America Corp.                                   81,700    6,913,454
Doral Financial Corp.                                   56,900    1,963,050
National City Corp.                                     53,500    1,873,035
North Fork Bancorp., Inc.                               60,700    2,309,635
Sovereign Bancorp, Inc.                                134,100    2,963,610
US Bancorp                                             179,300    4,941,508
Wachovia Corp.                                          18,100      805,450
                                                                 ----------
                                                                 25,539,302

BUILDING MATERIALS & CONSTRUCTION - 0.83%
RPM International, Inc.                                 99,000    1,504,800

BUSINESS SERVICES - 2.26%
Cendant Corp.                                          128,200    3,138,336
West Corp. *                                            36,100      944,015
                                                                 ----------
                                                                  4,082,351

CELLULAR COMMUNICATIONS - 0.98%
Nextel Communications, Inc., Class A *                  66,500    1,772,890

COMPUTERS & BUSINESS EQUIPMENT - 2.28%
Brocade Communications Systems, Inc. *                 269,700    1,612,806
Dell, Inc. *                                            36,500    1,307,430
International Business Machines Corp.                   13,600    1,198,840
                                                                 ----------
                                                                  4,119,076

CONTAINERS & GLASS - 0.81%
Pactiv Corp. *                                          58,800    1,466,472

COSMETICS & TOILETRIES - 4.14%
Alberto Culver Company, Class B                         54,700    2,742,658
The Procter & Gamble Company                            87,300    4,752,612
                                                                 ----------
                                                                  7,495,270

CRUDE PETROLEUM & NATURAL GAS - 4.14%
Apache Corp.                                            11,400      496,470
Chesapeake Energy Corp. (a)                            177,700    2,615,744
ChevronTexaco Corp.                                     11,700    1,101,087
Devon Energy Corp.                                      49,800    3,286,800
                                                                 ----------
                                                                  7,500,101

ELECTRICAL EQUIPMENT - 4.03%
AMETEK, Inc. (a)                                        95,300    2,944,770
General Electric Company                               134,400    4,354,560
                                                                 ----------
                                                                  7,299,330

ELECTRONICS - 0.88%
Thermo Electron Corp. *                                 51,600    1,586,184

ENERGY - 2.38%
SCANA Corp.                                             77,100    2,804,127
Sempra Energy                                           43,800    1,508,034
                                                                 ----------
                                                                  4,312,161

FINANCIAL SERVICES - 11.04%
Bear Stearns Companies, Inc.                            38,600    3,254,366
Citigroup, Inc.                                        158,900    7,388,850
Lehman Brothers Holdings, Inc.                          43,600    3,280,900
Merrill Lynch & Company, Inc.                           80,800    4,361,584
The Goldman Sachs Group, Inc.                           18,100    1,704,296
                                                                 ----------
                                                                 19,989,996

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

QUANTITATIVE VALUE TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                  ------         -----
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES - 2.66%
PepsiCo, Inc.                                        89,300   $  4,811,484

GAS & PIPELINE UTILITIES - 2.78%
ONEOK, Inc.                                         120,400      2,647,596
Questar Corp.                                        61,800      2,387,952
                                                              ------------
                                                                 5,035,548

HEALTHCARE PRODUCTS - 0.65%
Medtronic, Inc.                                      24,200      1,179,024

HEALTHCARE SERVICES - 1.57%
Omnicare, Inc.                                       21,500        920,415
Renal Care Group, Inc.                               58,000      1,921,540
                                                              ------------
                                                                 2,841,955

HOMEBUILDERS - 1.74%
KB HOME                                              23,000      1,578,490
Ryland Group, Inc.                                   20,200      1,579,640
                                                              ------------
                                                                 3,158,130

HOTELS & RESTAURANTS - 2.76%
Applebee's International, Inc.                       91,900      2,115,538
Ruby Tuesday, Inc.                                  105,000      2,882,250
                                                              ------------
                                                                 4,997,788

INDUSTRIAL MACHINERY - 0.53%
FMC Technologies, Inc. *                             33,600        967,680

INSURANCE - 5.83%
Amerus Group Company (a)                             11,300        467,820
Everest Re Group, Ltd.                               12,000        964,320
First American Corp.                                105,000      2,718,450
Montpelier Re Holdings Ltd                           71,300      2,491,935
PartnerRe, Ltd.                                      23,100      1,310,463
The Allstate Corp.                                   55,700      2,592,835
                                                              ------------
                                                                10,545,823

INTERNATIONAL OIL - 0.56%
EnCana Corp. - USD                                   23,400      1,009,944

INTERNET SOFTWARE - 0.52%
Check Point Software Technologies, Ltd. *            35,200        950,048

LEISURE TIME - 0.92%
Polaris Industries, Inc. (a)                         34,700      1,665,600

METAL & METAL PRODUCTS - 0.61%
Inco, Ltd. * (a)                                     32,100      1,109,376

MINING - 0.86%
Alliance Resource Partners, LP (a)                   33,300      1,553,112

PAPER - 0.46%
Louisiana-Pacific Corp.                              35,000        827,750

PETROLEUM SERVICES - 6.45%
Exxon Mobil Corp.                                   171,000      7,594,110
Key Energy Services, Inc. *                         216,100      2,039,984
Precision Drilling Corp. - USD *                     42,400      2,035,624
                                                              ------------
                                                                11,669,718

PHARMACEUTICALS - 1.86%
Caremark Rx, Inc. *                                  81,000      2,668,140
Pfizer, Inc.                                         20,200        692,456
                                                              ------------
                                                                 3,360,596

PUBLISHING - 1.43%
Gannett Company, Inc.                                30,500      2,587,925

REAL ESTATE - 1.72%
CBL & Associates Properties, Inc., REIT               8,900        489,500
General Growth Properties, Inc., REIT                88,900      2,628,773
                                                              ------------
                                                                 3,118,273

RETAIL TRADE - 4.35%
Bed Bath & Beyond, Inc. *                            99,800      3,837,310
MSC Industrial Direct Company, Inc., Class A         57,200      1,878,448
Staples, Inc.                                        73,600      2,157,216
                                                              ------------
                                                                 7,872,974

SEMICONDUCTORS - 3.26%
Altera Corp. *                                       55,900      1,242,098
Applied Micro Circuits Corp. *                      216,600      1,152,312
Maxim Integrated Products, Inc.                      34,200      1,792,764
PMC-Sierra, Inc. *                                  118,800      1,704,780
                                                              ------------
                                                                 5,891,954

SOFTWARE - 2.57%
Compuware Corp. *                                   210,300      1,387,980
Macrovision Corp. *                                  17,900        448,037
Microsoft Corp.                                      58,900      1,682,184
Oracle Corp. *                                       95,400      1,138,122
                                                              ------------
                                                                 4,656,323

TELEPHONE - 3.45%
CenturyTel, Inc.                                     69,000      2,072,760
Verizon Communications, Inc.                        115,200      4,169,088
                                                              ------------
                                                                 6,241,848

TOBACCO - 1.10%
Altria Group, Inc.                                   39,600      1,981,980
--------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $172,509,625)                       $179,221,898
--------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 2.63%
State Street Navigator Securities
  Lending Prime Portfolio (c)                  $  4,759,237   $  4,759,237
--------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $4,759,237)                                             $  4,759,237
--------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.60%
Repurchase Agreement with State Street
   Corp. dated 06/30/2004 at 1.14% to
   be repurchased at $2,895,092 on
   07/01/2004, collateralized by
   $2,130,000 U.S. Treasury Bonds,
   8.75% due 05/15/2020 (valued at
   $2,955,375, including interest)             $  2,895,000   $  2,895,000
--------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $2,895,000)                                             $  2,895,000
--------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL INVESTMENTS (QUANTITATIVE VALUE TRUST)
  (COST $180,163,862) - 103.25%                               $186,876,135
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.25)%                 (5,890,868)
                                                              ------------
TOTAL NET ASSETS - 100.00%                                    $180,985,267
                                                              ============

EQUITY-INCOME TRUST

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT         VALUE
                                              ------         -----
COMMON STOCKS - 95.08%

AEROSPACE - 4.69%
Honeywell International, Inc.                   809,400   $ 29,648,322
Lockheed Martin Corp.                           328,800     17,123,904
Raytheon Company (a)                            455,000     16,275,350
Rockwell Collins, Inc.                          455,500     15,177,260
                                                          ------------
                                                            78,224,836

ALUMINUM - 0.43%
Alcoa, Inc.                                     217,100      7,170,813

AUTO PARTS - 0.89%
Genuine Parts Company                           374,450     14,858,176

AUTOMOBILES - 0.36%
Ford Motor Company (a)                          385,100      6,026,815

BANKING - 6.17%
Bank of America Corp.                           337,925     28,595,213
Bank One Corp.                                  457,900     23,352,900
Mercantile Bankshares Corp.                     189,650      8,879,413
National City Corp.                             211,700      7,411,617
Northern Trust Corp.                            173,100      7,318,668
SunTrust Banks, Inc. (a)                        216,800     14,089,832
Wells Fargo & Company                           156,400      8,950,772
Wilmington Trust Corp. (a)                      114,800      4,272,856
                                                          ------------
                                                           102,871,271

BIOTECHNOLOGY - 0.60%
MedImmune, Inc. * (a)                           426,100      9,970,740

BROADCASTING - 1.20%
Viacom, Inc., Class B                           560,000     20,003,200

BUSINESS SERVICES - 0.77%
Charles Schwab Corp.                            507,900      4,880,919
Dun & Bradstreet Corp. *                        148,750      8,019,112
                                                          ------------
                                                            12,900,031

CABLE AND TELEVISION - 2.38%
Comcast Corp., Class A *                        651,317     18,256,416
Time Warner, Inc. *                           1,217,400     21,401,892
                                                          ------------
                                                            39,658,308

CELLULAR COMMUNICATIONS - 0.94%
Motorola, Inc.                                  862,300     15,736,975

CHEMICALS - 2.60%
Dow Chemical Company                            377,200     15,352,040
E.I. Du Pont De Nemours & Company               323,100     14,352,102
Great Lakes Chemical Corp. (a)                  296,000      8,009,760
Hercules, Inc. *                                457,500      5,576,925
                                                          ------------
                                                            43,290,827

COMPUTERS & BUSINESS EQUIPMENT - 0.94%
Hewlett-Packard Company                         745,611     15,732,392

CONSTRUCTION MATERIALS - 0.16%
Vulcan Materials Company                         54,400      2,586,720

COSMETICS & TOILETRIES - 2.06%
Colgate-Palmolive Company                       162,800      9,515,660
International Flavors & Fragrances, Inc.        253,400      9,477,160
Kimberly-Clark Corp.                            231,700     15,264,396
                                                          ------------
                                                            34,257,216

CRUDE PETROLEUM & NATURAL GAS - 3.49%
Amerada Hess Corp. (a)                          350,900     27,787,771
ChevronTexaco Corp.                             323,267     30,422,657
                                                          ------------
                                                            58,210,428

DOMESTIC OIL - 0.60%
Marathon Oil Corp.                              110,200      4,169,968
Unocal Corp.                                    151,500      5,757,000
                                                          ------------
                                                             9,926,968

ELECTRICAL EQUIPMENT - 3.83%
Cooper Industries, Ltd., Class A                323,300     19,207,253
Emerson Electric Company                        109,800      6,977,790
General Electric Company                      1,081,500     35,040,600
Hubbell, Inc., Class B                           54,400      2,541,024
                                                          ------------
                                                            63,766,667

ELECTRICAL UTILITIES - 3.26%
Constellation Energy Group, Inc.                320,400     12,143,160
Duke Energy Corp. (a)                           787,000     15,968,230
FirstEnergy Corp.                               269,275     10,073,578
TECO Energy, Inc. (a)                           165,600      1,985,544
TXU Corp.                                       351,300     14,231,163
                                                          ------------
                                                            54,401,675

FINANCIAL SERVICES - 4.54%
Bank of Ireland - London *                      162,500      2,169,435
Citigroup, Inc.                                 235,164     10,935,126
Federal National Mortgage Association           173,300     12,366,688
Federated Investors, Inc., Class B (a)          107,900      3,273,686
J.P. Morgan Chase & Company                     344,400     13,352,388
Janus Capital Group, Inc.                       172,600      2,846,174
Mellon Financial Corp.                          465,600     13,656,048
Morgan Stanley                                  323,900     17,092,203
                                                          ------------
                                                            75,691,748

FOOD & BEVERAGES - 2.66%
Campbell Soup Company (a)                       539,000     14,488,320
ConAgra Foods, Inc.                             229,500      6,214,860
General Mills, Inc.                             265,900     12,638,227
Unilever NV-CVA *                               161,200     11,015,664
                                                          ------------
                                                            44,357,071

GAS & PIPELINE UTILITIES - 1.00%
El Paso Corp.                                   486,900      3,836,772
NiSource, Inc.                                  623,800     12,862,756
                                                          ------------
                                                            16,699,528

HEALTHCARE PRODUCTS - 2.40%
Baxter International, Inc.                      515,300     17,783,003

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                                ------         -----
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Johnson & Johnson                                 399,100   $ 22,229,870
                                                            ------------
                                                              40,012,873
HOTELS & RESTAURANTS - 2.51%
Hilton Hotels Corp.                               632,700     11,806,182
McDonald's Corp.                                  595,900     15,493,400
Starwood Hotels & Resorts Worldwide, Inc.         324,071     14,534,584
                                                            ------------
                                                              41,834,166

HOUSEHOLD PRODUCTS - 2.46%
Fortune Brands, Inc.                              193,700     14,610,791
Newell Rubbermaid, Inc. (a)                       754,600     17,733,100
The Clorox Company                                161,400      8,680,092
                                                            ------------
                                                              41,023,983

INDUSTRIAL MACHINERY - 1.09%
Pall Corp. (a)                                    474,600     12,429,774
W.W. Grainger, Inc.                               100,500      5,778,750
                                                            ------------
                                                              18,208,524

INSURANCE - 6.86%
Chubb Corp.                                       169,000     11,522,420
CIGNA Corp.                                       209,100     14,388,171
Lincoln National Corp.                            294,167     13,899,391
Marsh & McLennan Companies, Inc.                  514,100     23,329,858
SAFECO Corp.                                      397,400     17,485,600
The St. Paul Travelers Companies, Inc.            424,513     17,209,757
UNUMProvident Corp. (a)                           806,600     12,824,940
UnumProvident Corp. *                             157,100      3,740,865
                                                            ------------
                                                             114,401,002

INTERNATIONAL OIL - 2.16%
Anadarko Petroleum Corp.                          209,800     12,294,280
Royal Dutch Petroleum Company- NY Shares          459,300     23,732,031
                                                            ------------
                                                              36,026,311

LEISURE TIME - 1.23%
The Walt Disney Company                           806,600     20,560,234

MANUFACTURING - 0.63%
Rockwell Automation, Inc                          280,600     10,525,306

NEWSPAPERS - 1.72%
Dow Jones & Company, Inc. (a)                     353,500     15,942,850
Knight-Ridder, Inc.                               177,000     12,744,000
                                                            ------------
                                                              28,686,850

PAPER - 1.78%
International Paper Company                       430,755     19,254,749
MeadWestvaco Corp.                                352,100     10,348,219
                                                            ------------
                                                              29,602,968

PETROLEUM SERVICES - 3.84%
Baker Hughes, Inc.                                142,500      5,365,125
BP PLC-sponsored ADR                              322,860     17,295,610
Exxon Mobil Corp.                                 727,390     32,303,390
Schlumberger, Ltd.                                143,200      9,094,632
                                                            ------------
                                                              64,058,757

PHARMACEUTICALS - 5.60%
Abbott Laboratories                               235,600      9,603,056
Bristol-Myers Squibb Company                      975,000     23,887,500
Merck & Company, Inc.                             592,600     28,148,500
Schering-Plough Corp.                             662,600     12,244,848
Wyeth                                             539,500     19,508,320
                                                            ------------
                                                              93,392,224

PHOTOGRAPHY - 0.92%
Eastman Kodak Company (a)                         568,400     15,335,432

PUBLISHING - 1.21%
The New York Times Company, Class A               450,800     20,155,268

RAILROADS & EQUIPMENT - 2.03%
Norfolk Southern Corp.                            446,200     11,833,224
Union Pacific Corp.                               370,300     22,014,335
                                                            ------------
                                                              33,847,559

REAL ESTATE - 0.53%
Simon Property Group, Inc., REIT                  172,000      8,844,240

RETAIL GROCERY - 0.01%
Winn-Dixie Stores, Inc. (a)                        28,300        203,760

RETAIL TRADE - 1.43%
Home Depot, Inc.                                  429,400     15,114,880
May Department Stores Company                     316,550      8,701,960
                                                            ------------
                                                              23,816,840

SANITARY SERVICES - 0.89%
Waste Management, Inc.                            482,932     14,801,866

SEMICONDUCTORS - 0.45%
Agere Systems, Inc., Class A *                    188,205        432,871
Texas Instruments, Inc.                           288,600      6,978,348
                                                            ------------
                                                               7,411,219

SOFTWARE - 1.11%
Microsoft Corp.                                   650,100     18,566,856

STEEL - 0.77%
Nucor Corp. (a)                                   166,500     12,780,540

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.67%
Lucent Technologies, Inc. * (a)                 1,142,500      4,318,650
Nokia Oyj-sponsored ADR                           510,700      7,425,578
SBC Communications, Inc.                          661,664     16,045,352
                                                            ------------
                                                              27,789,580

TELEPHONE - 4.42%
ALLTEL Corp.                                      317,800     16,087,036
AT&T Corp.                                        403,170      5,898,377
Qwest Communications International, Inc. *      3,485,700     12,513,663
Sprint Corp. (FON Group)                          893,900     15,732,640
Verizon Communications, Inc.                      646,536     23,398,138
                                                            ------------
                                                              73,629,854

TOBACCO - 1.24%
Altria Group, Inc.                                201,800     10,100,090
UST, Inc. (a)                                     293,100     10,551,600
                                                            ------------
                                                              20,651,690

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

EQUITY-INCOME TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT             VALUE
                                                       ------             -----
COMMON STOCKS (CONTINUED)

TOYS, AMUSEMENTS & SPORTING GOODS - 1.51%
Hasbro, Inc.                                              241,800    $     4,594,200
Mattel, Inc.                                              770,000         14,052,500
Toys R Us, Inc. * (a)                                     412,900          6,577,497
                                                                     ---------------
                                                                          25,224,197

TRAVEL SERVICES - 1.04%
American Express Company                                  337,600         17,345,887
------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $1,441,200,932)                            $ 1,585,080,391
------------------------------------------------------------------------------------

PREFERRED STOCKS - 0.21%

FINANCIAL SERVICES - 0.21%
Ford Motor Company Capital Trust II *                      63,500          3,477,260
------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $3,175,000)                             $     3,477,260
------------------------------------------------------------------------------------

CORPORATE BONDS - 0.49%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.49%
Lucent Technologies, Inc.
  8.00% due 08/01/2031 (a)                        $     7,350,000          8,250,375
------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $7,965,563)                              $     8,250,375
------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 9.77%
State Street Navigator Securities
  Lending Prime Portfolio (c)                     $    92,700,024    $    92,700,024
T. Rowe Price Reserve Investment Fund (c)              70,111,603         70,111,603
------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $162,811,627)                                                  $   162,811,627
------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.28%
Repurchase Agreement with State Street
   Corp. dated 06/30/2004 at 0.35% to
   be repurchased at $4,754,046 on
   07/01/2004, collateralized by
   $4,880,000 U.S. Treasury Notes,
   1.875% due 11/30/2005 (valued at
   $4,849,500, including interest)                $     4,754,000    $     4,754,000
------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $4,754,000)                                                    $     4,754,000
------------------------------------------------------------------------------------
TOTAL INVESTMENTS (EQUITY-INCOME TRUST)
   (COST $1,619,907,121) - 105.83%                                   $ 1,764,373,653
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.83)%                          (97,233,278)
                                                                     ---------------
TOTAL NET ASSETS - 100.00%                                           $ 1,667,140,375
                                                                     ===============

INCOME & VALUE TRUST

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                                ------        -----
COMMON STOCKS - 68.32%

ADVERTISING - 0.30%
Monster Worldwide, Inc. *                         48,400   $ 1,244,848
Omnicom Group, Inc.                               13,100       994,159
                                                           -----------
                                                             2,239,007

AEROSPACE - 1.74%
Lockheed Martin Corp.                              2,000       104,160
Northrop Grumman Corp.                            60,800     3,264,960
United Technologies Corp.                        104,000     9,513,920
                                                           -----------
                                                            12,883,040

AUTO SERVICES - 0.24%
AutoNation, Inc. * (a)                           102,700     1,756,170

BANKING - 2.58%
Bank One Corp.                                   158,800     8,098,800
Golden West Financial Corp.                       37,100     3,945,585
Wells Fargo & Company                            124,200     7,107,966
                                                           -----------
                                                            19,152,351

BIOTECHNOLOGY - 1.77%
Amgen, Inc. *                                    126,700     6,914,019
Applera Corp.-Applied Biosystems Group (a)       207,900     4,521,825
Biogen Idec, Inc. *                               27,100     1,714,075
                                                           -----------
                                                            13,149,919

BROADCASTING - 0.51%
Cox Communications, Inc., Class A * (a)          109,100     3,031,889
Radio One, Inc., Class D * (a)                     1,100        17,611
Viacom, Inc., Class B                             20,500       732,260
                                                           -----------
                                                             3,781,760

BUILDING MATERIALS & CONSTRUCTION - 0.98%
American Standard Companies, Inc.                180,300     7,267,893

BUSINESS SERVICES - 2.24%
Affiliated Computer Services, Inc., Class
  A * (a)                                        108,800     5,759,872
Automatic Data Processing, Inc.                   85,100     3,563,988
Cadence Design Systems, Inc. *                   102,800     1,503,964
Fluor Corp. (a)                                   97,900     4,666,893
Robert Half International, Inc. (a)               37,100     1,104,467
                                                           -----------
                                                            16,599,184

CABLE AND TELEVISION - 1.62%
Cablevision Systems New York Group,
  Class A * (a)                                  140,548     2,761,768
Comcast Corp., Class A *                          33,800       947,414
The DIRECTV Group, Inc. *                        124,441     2,127,941
Time Warner, Inc. *                              351,600     6,181,128
                                                           -----------
                                                            12,018,251

CHEMICALS - 0.96%
Air Products & Chemicals, Inc.                    51,900     2,722,155
E.I. Du Pont De Nemours & Company                 98,600     4,379,812
                                                           -----------
                                                             7,101,967

COMPUTERS & BUSINESS EQUIPMENT - 1.10%
International Business Machines Corp.             28,300     2,494,645
Lexmark International, Inc. *                     21,800     2,104,354
Seagate Technology, Inc. (a)                      54,500       786,435
Sun Microsystems, Inc. *                         643,700     2,793,658
                                                           -----------
                                                             8,179,092

COSMETICS & TOILETRIES - 1.11%
Estee Lauder Companies, Inc., Class A             25,100     1,224,378

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT        VALUE
                                                    ------        -----
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES (CONTINUED)
Kimberly-Clark Corp.                                  13,600   $   895,968
The Procter & Gamble Company                         111,800     6,086,392
                                                               -----------
                                                                 8,206,738

CRUDE PETROLEUM & NATURAL GAS - 0.16%
Devon Energy Corp.                                    17,800     1,174,800

DOMESTIC OIL - 0.71%
Unocal Corp.                                         138,800     5,274,400

DRUGS & HEALTH CARE - 0.22%
ImClone Systems, Inc. * (a)                           19,400     1,664,326

ELECTRICAL EQUIPMENT - 1.52%
Emerson Electric Company                              31,600     2,008,180
General Electric Company                             285,300     9,243,720
                                                               -----------
                                                                11,251,900

ELECTRICAL UTILITIES - 1.18%
Duke Energy Corp. (a)                                179,500     3,642,055
Pinnacle West Capital Corp.                           20,500       827,995
The AES Corp. *                                      429,400     4,263,942
                                                               -----------
                                                                 8,733,992

ELECTRONICS - 1.03%
Agilent Technologies, Inc. *                         152,526     4,465,961
Avnet, Inc. *                                         54,700     1,241,690
Jabil Circuit, Inc. *                                 78,300     1,971,594
                                                               -----------
                                                                 7,679,245

FINANCIAL SERVICES - 6.00%
Americredit Corp. * (a)                               59,800     1,167,894
Federal Home Loan Mortgage Corp.                      70,000     4,431,000
Federal National Mortgage Association                107,000     7,635,520
IndyMac Bancorp, Inc. (a)                             68,300     2,158,280
J.P. Morgan Chase & Company                           55,800     2,163,366
SLM Corp.                                            311,300    12,592,085
State Street Corp.                                    56,700     2,780,568
The Goldman Sachs Group, Inc.                         10,200       960,432
Washington Mutual, Inc.                              274,800    10,618,272
                                                               -----------
                                                                44,507,417

FOOD & BEVERAGES - 2.99%
Anheuser-Busch Companies, Inc.                       103,400     5,583,600
Campbell Soup Company                                142,599     3,833,061
H.J. Heinz Company                                    27,800     1,089,760
Kraft Foods, Inc., Class A                            74,200     2,350,656
PepsiCo, Inc.                                         67,200     3,620,736
The Pepsi Bottling Group, Inc.                        55,500     1,694,970
Unilever NV                                           59,000     4,042,090
                                                               -----------
                                                                22,214,873

GAS & PIPELINE UTILITIES - 0.89%
Equitable Resources, Inc.                             21,600     1,116,936
Kinder Morgan Management LLC                          87,008     3,199,284
Kinder Morgan, Inc.                                       61         3,617
NiSource, Inc.                                        49,000     1,010,380
Williams Companies, Inc.                             106,000     1,261,400
                                                               -----------
                                                                 6,591,617

HEALTHCARE PRODUCTS - 0.81%
Becton, Dickinson & Company                           27,654     1,432,477
Guidant Corp.                                         58,963     3,294,853
Medtronic, Inc.                                       26,400     1,286,208
                                                               -----------
                                                                 6,013,538

HEALTHCARE SERVICES - 1.12%
DaVita, Inc.                                          35,250     1,086,758
Lincare Holdings, Inc. *                             156,600     5,145,876
PacifCare Health Systems, Inc. (a)                    27,000     1,043,820
Wellpoint Health Networks, Inc. *                      9,400     1,052,894
                                                               -----------
                                                                 8,329,348

HOLDINGS COMPANIES/CONGLOMERATES - 0.82%
Berkshire Hathaway, Inc., Class A * (a)                   68     6,048,600

HOTELS & RESTAURANTS - 0.03%
McDonald's Corp.                                       9,500       247,000

INDUSTRIAL MACHINERY - 0.43%
Ingersoll-Rand Company, Class A                       46,300     3,162,753

INSURANCE - 1.98%
American International Group, Inc.                    29,475     2,100,978
Anthem, Inc. * (a)                                    12,100     1,083,676
Assurant, Inc.                                         6,000       158,280
Chubb Corp.                                           28,100     1,915,858
Hartford Financial Services Group, Inc.               27,500     1,890,350
The PMI Group, Inc. (a)                               90,900     3,955,968
XL Capital, Ltd., Class A                             47,500     3,584,350
                                                               -----------
                                                                14,689,460

INTERNATIONAL OIL - 1.86%
Royal Dutch Petroleum Company- NY Shares             144,500     7,466,315
Shell Transport & Trading Company PLC, ADR (a)        58,000     2,592,600
Weatherford International, Ltd. * (a)                 82,900     3,728,842
                                                               -----------
                                                                13,787,757

INTERNET CONTENT - 0.18%
The Thomson Corp.                                     39,500     1,321,670

INTERNET RETAIL - 1.23%
eBay, Inc.                                            55,000     5,057,250
InterActiveCorp *                                    135,000     4,068,900
                                                               -----------
                                                                 9,126,150

INTERNET SOFTWARE - 1.47%
Checkfree Corp. * (a)                                 72,200     2,166,000
Cisco Systems, Inc. *                                294,400     6,977,280
VeriSign, Inc. *                                      89,300     1,777,070
                                                               -----------
                                                                10,920,350

LEISURE TIME - 0.47%
Carnival Corp.                                        71,900     3,379,300
The Walt Disney Company                                5,700       145,293
                                                               -----------
                                                                 3,524,593

MANUFACTURING - 0.50%
Illinois Tool Works, Inc.                             25,700     2,464,373
Siemens AG-sponsored ADR (a)                          16,700     1,211,084
                                                               -----------
                                                                 3,675,457

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT         VALUE
                                                   ------         -----
COMMON STOCKS (CONTINUED)

MEDICAL-HOSPITALS - 0.45%
Tenet Healthcare Corp. *                             125,300   $  1,680,273
Triad Hospitals, Inc. * (a)                           44,700      1,664,181
                                                               ------------
                                                                  3,344,454

MINING - 0.15%
Newmont Mining Corp.                                  29,600      1,147,296

NEWSPAPERS - 0.15%
Knight-Ridder, Inc.                                   15,300      1,101,600

PAPER - 0.44%
Boise Cascade Corp. (a)                               39,900      1,501,836
International Paper Company                           39,700      1,774,590
                                                               ------------
                                                                  3,276,426

PETROLEUM SERVICES - 3.30%
Baker Hughes, Inc.                                    81,800      3,079,770
BJ Services Company                                   61,900      2,837,496
Exxon Mobil Corp.                                    178,900      7,944,949
Schlumberger, Ltd.                                   137,400      8,726,274
Transocean, Inc. *                                    66,000      1,910,040
                                                               ------------
                                                                 24,498,529

PHARMACEUTICALS - 8.82%
Allergan, Inc.                                       121,100     10,840,872
AstraZeneca PLC, ADR                                 507,100     23,144,044
Eli Lilly & Company                                  137,700      9,626,607
Forest Laboratories, Inc. *                          311,300     17,628,919
Pfizer, Inc.                                          90,200      3,092,056
Teva Pharmaceutical Industries, Ltd., ADR (a)         16,700      1,123,743
                                                               ------------
                                                                 65,456,241

RAILROADS & EQUIPMENT - 0.04%
Canadian Pacific Railway, Ltd.                        11,300        278,319

RETAIL GROCERY - 0.15%
Sysco Corp.                                           31,200      1,119,144

RETAIL TRADE - 2.42%
Costco Wholesale Corp.                               125,700      5,162,499
Kohl's Corp. *                                        23,300        985,124
Lowe's Companies, Inc.                               139,000      7,304,450
RadioShack Corp.                                      60,800      1,740,704
Williams-Sonoma, Inc. *                               84,100      2,771,936
                                                               ------------
                                                                 17,964,713

SEMICONDUCTORS - 4.29%
Altera Corp. *                                        58,700      1,304,314
Applied Materials, Inc. *                            456,700      8,960,454
Applied Micro Circuits Corp. * (a)                   160,900        855,988
ASML Holding NV * (a)                                 48,500        829,835
Credence Systems Corp. * (a)                          38,500        531,300
Intel Corp.                                          106,200      2,931,120
KLA-Tencor Corp. *                                   127,400      6,291,012
Lam Research Corp. * (a)                              48,100      1,289,080
Linear Technology Corp.                               32,400      1,278,828
Micron Technology, Inc. *                             74,000      1,132,940
Novellus Systems, Inc. *                              29,600        930,624
PMC-Sierra, Inc. *                                    72,100      1,034,635
Teradyne, Inc. * (a)                                 130,200      2,955,540
Xilinx, Inc.                                          44,500      1,482,295
                                                               ------------
                                                                 31,807,965

SOFTWARE - 2.10%
Microsoft Corp.                                      312,600      8,927,856
PeopleSoft, Inc. *                                   195,700      3,620,450
SAP AG, ADR (a)                                       73,200      3,060,492
                                                               ------------
                                                                 15,608,798

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.44%
Polycom, Inc. *                                       52,100      1,167,561
QUALCOMM, Inc.                                       130,000      9,487,400
                                                               ------------
                                                                 10,654,961

TELEPHONE - 2.45%
AT&T Corp.                                            89,240      1,305,581
Sprint Corp. (FON Group)                             832,850     14,658,160
Verizon Communications, Inc.                          62,100      2,247,399
                                                               ------------
                                                                 18,211,140

TOBACCO - 0.75%
Altria Group, Inc.                                   110,500      5,530,525

TOYS, AMUSEMENTS & SPORTING GOODS - 0.14%
Mattel, Inc.                                          58,000      1,058,500

TRAVEL SERVICES - 0.19%
Sabre Holdings Corp.                                  51,600      1,429,836

TRUCKING & FREIGHT - 0.29%
Navistar International Corp. * (a)                    56,000      2,170,560
---------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $424,229,265)                        $506,933,625
---------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 6.71%

U.S. TREASURY BONDS - 2.26%
    5.25% due 02/15/2029 (a)                    $  6,755,000      6,623,068
    6.50% due 11/15/2026 (a)                         665,000        760,256
    7.875% due 02/15/2021 (a)                      2,430,000      3,136,787
    8.00% due 11/15/2021 (a)                         715,000        937,153
    8.875% due 08/15/2017 (a)                      3,865,000      5,296,105
                                                               ------------
                                                                 16,753,369

U.S. TREASURY NOTES - 4.45%
    1.125% due 06/30/2005 (a)                     11,000,000     10,899,020
    2.625% due 05/15/2008 to 03/15/2009 (a)        3,350,000      3,219,197
    3.25% due 08/15/2007 (a)                       3,275,000      3,277,941
    3.625% due 01/15/2008                          1,739,343      1,900,844
    5.50% due 05/15/2009 (a)                       1,745,000      1,879,147
    5.625% due 05/15/2008 (a)                      3,690,000      3,971,938
    5.75% due 08/15/2010 (a)                       3,625,000      3,952,381
    6.00% due 08/15/2009 (a)                       2,325,000      2,554,866
    6.50% due 02/15/2010 (a)                       1,255,000      1,414,130
                                                               ------------
                                                                 33,069,464
---------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $50,728,352)                                             $ 49,822,833
---------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST

(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                                  ------         -----
U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.64%
FEDERAL HOME LOAN BANK - 0.31%
    2.50% due 12/15/2005 (a)                    $ 2,325,000   $ 2,321,110
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.30%
    3.625% due 09/15/2008 (a)                     3,000,000     2,957,364
    5.50% due 02/01/2018 to 01/01/2034            4,322,666     4,314,487
    5.875% due 03/21/2011 (a)                     3,160,000     3,321,486
    6.00% due 04/01/2016 to 08/01/2017            1,349,827     1,408,854
    6.00% TBA **                                  3,800,000     3,879,564
    6.875% due 09/15/2010                         1,030,000     1,155,297
                                                              -----------
                                                               17,037,052

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 4.97%
    2.25% due 05/15/2006 (a)                      2,200,000     2,172,482
    3.785% due 09/01/2033 (b)                     3,521,478     3,480,865
    3.844% due 07/01/2033 (b)                       342,681       336,934
    4.125% due 04/15/2014 (a)                     1,269,000     1,167,025
    5.00% due 05/01/2018 to 11/01/2033            5,783,498     5,730,565
    5.50% due 03/01/2033 to 12/01/2033            4,831,883     4,822,724
    5.50% TBA **                                    900,000       920,250
    6.00% due 10/01/2013 to 11/01/2032            2,581,906     2,658,785
    6.00% due 05/15/2008 (a)                        700,000       753,960
    6.00% TBA **                                  3,840,000     3,919,200
    6.25% due 05/15/2029 (a)                      1,750,000     1,840,991
    6.50% due 11/01/2028 to 04/01/2034            5,843,241     6,094,349
    7.00% due 12/01/2029 to 06/01/2032            1,616,709     1,709,978
    7.50% due 01/25/2028 to 10/01/2031            1,099,182     1,178,205
    7.50% due 05/01/2031 (b)                         63,181        67,731
                                                              -----------
                                                               36,854,044

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.06%
    5.00% due 10/15/2033                          2,479,526     2,409,229
    5.50% due 01/15/2034 to 02/20/2034            6,522,944     6,522,854
    6.00% due 11/15/2032 to 06/15/2033            4,635,139     4,759,632
    6.50% due 04/15/2032                             91,590        95,813
    7.00% due 02/15/2028 to 04/15/2029              997,856     1,061,690
    7.50% due 12/15/2030                            207,488       223,884
    8.00% due 10/15/2027 to 03/15/2028              190,311       208,864
                                                              -----------
                                                               15,281,966
-------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $72,110,360)                                            $71,494,172
-------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.29%

ARGENTINA - 0.02%
Republic of Argentina
    1.234% due 08/03/2012 (b)                       250,000       165,625
BRAZIL - 0.16%
Federative Republic of Brazil
    8.00% due 04/15/2014 (a)(b)                     234,554       214,031
    10.00% due 08/07/2011                           600,000       582,000
    10.25% due 06/17/2013                           350,000       337,750
    11.00% due 08/17/2040                       $    50,000   $    47,125
                                                              -----------
                                                                1,180,906

CANADA - 0.00%
Government of Canada
    5.50% due 06/01/2010                      CAD    50,000        39,206

CHILE - 0.02%
Republic of Chile
    5.50% due 01/15/2013                        $   130,000       130,338

COLUMBIA - 0.07%
Republic of Columbia
    10.00% due 01/23/2012                           525,000       543,375

DENMARK - 0.00%
Kingdom of Denmark
    6.00% due 11/15/2009                      DKK   200,000        36,032

DOMINICAN REPUBLIC - 0.04%
Government of Dominican Republic
    9.04% due 01/23/2013                        $   360,000       225,000
    9.50% due 09/27/2006                             90,000        66,600
                                                              -----------
                                                                  291,600

ECUADOR - 0.04%
Republic of Ecuador
    6.00% due 08/15/2030 (b)                        425,000       299,625

GERMANY - 0.16%
Federal Republic of Germany
    5.25% due 01/04/2011                      EUR   500,000       654,302
    6.25% due 01/04/2030                            125,000       180,842
    6.50% due 10/14/2005                            250,000       319,760
                                                              -----------
                                                                1,154,904

JAPAN - 0.08%
Government of Japan
    0.40% due 06/20/2006                     JPY 10,000,000        91,863
    0.50% due 06/20/2013                         20,000,000       165,264
    0.70% due 11/22/2004                         10,000,000        91,697
    1.80% due 03/22/2010                         25,000,000       238,860
                                                              -----------
                                                                  587,684

MEXICO - 0.15%
Government of Mexico
    6.375% due 01/16/2013                       $   250,000       249,500
    7.50% due 03/08/2010                      EUR   120,000       162,697
    8.30% due 08/15/2031                        $   200,000       209,500
    8.375% due 01/14/2011                            80,000        90,400
    9.875% due 01/15/2007 to 02/01/2010             355,000       408,367
                                                              -----------
                                                                1,120,464

PANAMA - 0.04%
Republic of Panama
    8.875% due 09/30/2027                           199,000       193,030
    9.375% due 07/23/2012                            75,000        81,938
    10.75% due 05/15/2020                            25,000        28,000
                                                              -----------
                                                                  302,968

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT               VALUE
                                                       ------               -----
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)

PERU - 0.03%
Republic of Peru
    9.125% due 02/21/2012                         $           100,000   $   102,500
    9.875% due 02/06/2015                                     100,000       104,500
                                                                        -----------
                                                                            207,000

PHILIPPINES - 0.03%
Republic of Philipppines
    9.125% due 02/22/2010                       EUR            75,000        94,098
    10.625% due 03/16/2025                        $           100,000       103,500
                                                                        -----------
                                                                            197,598

ROMANIA - 0.01%
Republic of Romania
    8.50% due 05/08/2012                        EUR            50,000        72,477

RUSSIA - 0.18%
Government of Russia
    5.00% due 03/31/2030 (b)                      $         1,075,000       983,356
    8.25% due 03/31/2010 (a)                                  300,000       325,860
                                                                        -----------
                                                                          1,309,216

SWEDEN - 0.01%
Kingdom of Sweden
    5.00% due 01/28/2009                        SEK           600,000        82,960

TURKEY - 0.09%
Republic of Turkey
    zero coupon due 04/27/2005                  TRL   498,665,000,000       309,472
    9.50% due 01/15/2014                          $           375,000       377,812
                                                                        -----------
                                                                            687,284

UKRAINE - 0.03%
Republic of Ukraine
    7.65% due 06/11/2013                                      250,000       238,750

UNITED KINGDOM - 0.02%
Government of United Kingdom
    6.00% due 12/07/2028                        GBP            10,000        20,993
    7.25% due 12/07/2007                                        5,000         9,686
    8.00% due 12/07/2015                                       25,000        56,549
    8.50% due 12/07/2005                                       15,000        28,575
                                                                        -----------
                                                                            115,803

URUGUAY - 0.03%
Republic of Uruguay
    7.25% due 02/15/2011                          $           200,000       163,000
    7.50% due 03/15/2015                                       15,000        11,025
    7.875% due 01/15/2033                                      35,000        22,225
                                                                        -----------
                                                                            196,250

VENEZUELA - 0.08%
Republic of Venezuela
    9.25% due 09/15/2027                                      500,000       422,500
    10.75% due 09/19/2013                                     200,000       196,500
                                                                        -----------
                                                                            619,000
-----------------------------------------------------------------------------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $10,345,427)                                                      $ 9,579,065
-----------------------------------------------------------------------------------

CORPORATE BONDS - 10.30%

ADVERTISING - 0.00%
R H Donnelley Finance Corp.
    10.875% due 12/15/2012                        $            25,000   $    29,000

AEROSPACE - 0.18%
Raytheon Company
    6.00% due 12/15/2010                                      125,000       131,983
Systems 2001 Asset Trust LLC
    6.664% due 09/15/2013                                     474,451       511,681
Systems 2001 Asset Trust, Series 2001, Class B
    7.156% due 12/15/2011                                     616,483       656,174
                                                                        -----------
                                                                          1,299,838

AGRICULTURE - 0.04%
Burns Philp Capital Property, Ltd.
    10.75% due 02/15/2011                                     150,000       159,750
Gold Kist, Inc.
    10.25% due 03/15/2014                                     100,000       108,500
                                                                        -----------
                                                                            268,250

AIR TRAVEL - 0.01%
Delta Air Lines, Inc.
    7.70% due 12/15/2005                                      150,000       100,500

ALUMINUM - 0.01%
Alcan Aluminum, Ltd.
    5.20% due 01/15/2014                                      100,000        97,796

AMUSEMENT & THEME PARKS - 0.05%
AMC Entertainment, Inc.
    9.875% due 02/01/2012                                     100,000       105,000
Carmike Cinemas, Inc.
    7.50% due 02/15/2014                                      100,000        95,500
Six Flags, Inc.
    8.875% due 02/01/2010                                     175,000       173,250
                                                                        -----------
                                                                            373,750

AUTO PARTS - 0.06%
Delphi Corp.
    6.50% due 08/15/2013                                       90,000        91,600
Delphi Trust II
    6.197% due 11/15/2033 (b)                                 180,000       180,642
TRW Automotive, Inc.
    11.00% due 02/15/2013                                     150,000       177,000
                                                                        -----------
                                                                            449,242

AUTO SERVICES - 0.11%
Hertz Corp.
    6.35% due 06/15/2010                                      460,000       464,163
    7.625% due 08/15/2007                                     200,000       214,349
United Rentals North America, Inc.
    7.00% due 02/15/2014                                      125,000       111,250
                                                                        -----------
                                                                            789,762

AUTOMOBILES - 0.31%
DaimlerChrysler North America Holding
    1.87% due 05/24/2006                                      400,000       401,120
    4.05% due 06/04/2008                                      500,000       490,263
    4.75% due 01/15/2008                                      630,000       635,221
    7.20% due 09/01/2009                                      210,000       228,596
    8.00% due 06/15/2010                                      170,000       191,069

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT        VALUE
                                                     ------        -----
CORPORATE BONDS (CONTINUED)

AUTOMOBILES (CONTINUED)
General Motors Corp.
    7.20% due 01/15/2011                            $   50,000   $   52,390
    8.375% due 07/15/2033                              305,000      322,840
                                                                 ----------
                                                                  2,321,499

BANKING - 0.63%
Allied Irish Banks PLC
    7.50% due 12/29/2049 (b)                      EUR   50,000       70,611
Bank of America Corp.
    7.125% due 09/15/2006                           $  750,000      810,565
Bank Of Ireland
    6.45% due 02/10/2010                          EUR   50,000       67,820
Barclays Bank PLC, ADR
    6.86% due 06/15/2032 (b)                        $   70,000       72,355
BNP Paribas LLC
    5.125% due 01/15/2015                              100,000       97,132
Capital One Bank
     5.75% due 09/15/2010                              230,000      236,367
Capital One Financial Corp.
     7.25% due 05/01/2006                              430,000      456,242
HSBC Bank USA
     4.625% due 04/01/2014                             625,000      581,782
Independence Community Bank Corp.
     3.75% due 04/01/2014 (b)                          145,000      137,966
Kazkommerts International BV
     8.50% due 04/16/2013                              350,000      344,085
MBNA America Bank
     5.375% due 01/15/2008                             500,000      520,684
Nykredit AS
     5.00% due 10/01/2035                         DKK  147,614       23,212
RBS Capital Trust I
     4.709% due 12/29/2049 (b)                      $  160,000      147,516
Wells Fargo Company
     3.50% due 04/04/2008                              625,000      615,916
Zions Bancorporation
     6.00% due 09/15/2015                              500,000      504,125
                                                                 ----------
                                                                  4,686,378

BROADCASTING - 0.53%
Canwest Media, Inc.
     10.625% due 05/15/2011                            125,000      140,156
Clear Channel Communications, Inc.
     6.00% due 11/01/2006                              250,000      262,425
     7.65% due 09/15/2010                              375,000      422,474
Cox Radio, Inc.
     6.375% due 05/15/2005 ***                       1,000,000    1,025,174
Liberty Media Corp.
     3.02% due 09/17/2006 (b)                        1,630,000    1,660,204
     3.50% due 09/25/2006                               35,000       34,936
News America Holdings, Inc.
     6.75% due 01/09/2038                               50,000       54,668
Nextmedia Operating, Inc.
     10.75% due 07/01/2011                             100,000      111,625
Quebecor Media, Inc.
     11.125% due 07/15/2011                            100,000      114,125
Young Broadcasting, Inc.
     10.00% due 03/01/2011                             125,000      127,188
                                                                 ----------
                                                                  3,952,975

BUILDING MATERIALS & CONSTRUCTION - 0.01%
Nortek Holdings, Inc.
     zero coupon, Step up to 10.00% on
         11/15/2007 due 05/15/2011                     125,000      100,000

BUSINESS SERVICES - 0.11%
Electronic Data Systems Corp.
     6.00% due 08/01/2013                              500,000      477,544
Iron Mountain, Inc.
     6.625% due 01/01/2016                              50,000       45,500
PHH Corp.
     7.125% due 03/01/2013                             130,000      141,973
Quintiles Transnational Corp.
     10.00% due 10/01/2013                             125,000      123,750
                                                                 ----------
                                                                    788,767

CABLE AND TELEVISION - 0.34%
AOL Time Warner, Inc.
     7.625% due 04/15/2031                             280,000      302,999
CCO Holdings LLC
     8.75% due 11/15/2013                              150,000      143,625
Charter Communications Operating LLC
     8.00% due 04/30/2012                               50,000       48,375
Comcast Corp., Class A
     5.30% due 01/15/2014                              500,000      481,289
     7.05% due 03/15/2033                              190,000      196,816
Cox Communications, Inc.
     6.75% due 03/15/2011                              500,000      539,119
     7.75% due 11/01/2010                              250,000      283,393
Univision Communications, Inc.
     3.875% due 10/15/2008                             250,000      243,877
     7.85% due 07/15/2011                              245,000      282,535
Videotron Ltee
     6.875% due 01/15/2014                              25,000       24,313
                                                                 ----------
                                                                  2,546,341

CELLULAR COMMUNICATIONS - 0.28%
American Tower Corp.
     7.50% due 05/01/2012                              250,000      241,875
AT&T Wireless Services, Inc.
     8.75% due 03/01/2031                               90,000      109,725
Centennial Communications Corp.
     8.125% due 02/01/2014                             150,000      139,125
Crown Castle International Corp.
     7.50% due 12/01/2013                              150,000      149,250
Motorola, Inc.
     7.50% due 05/15/2025                              110,000      118,323
Nextel Communications, Inc.
     7.375% due 08/01/2015                             150,000      151,500
Triton PCS, Inc.
     8.75% due 11/15/2011                              175,000      144,375
Verizon Wireless Capital LLC
     5.375% due 12/15/2006                             625,000      651,587

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT       VALUE
                                              ------       -----
CORPORATE BONDS (CONTINUED)

CELLULAR COMMUNICATIONS (CONTINUED)
Vodafone Group PLC
     5.375% due 01/30/2015                  $  210,000   $  206,803
Western Wireless Corp.
     9.25% due 07/15/2013                      125,000      128,750
                                                         ----------
                                                          2,041,313

CHEMICALS - 0.19%
E.I. Du Pont De Nemours & Company
     4.125% due 04/30/2010 ***                 750,000      737,033
ICI Wilmington, Inc.
     4.375% due 12/01/2008                     460,000      451,234
Millennium America, Inc.
     9.25% due 06/15/2008                       75,000       80,625
Nalco Company
     8.875% due 11/15/2013                     100,000      104,750
                                                         ----------
                                                          1,373,642

COAL - 0.01%
Luscar Coal, Ltd.
     9.75% due 10/15/2011                       50,000       56,250

COMMERCIAL SERVICES - 0.10%
Cendant Corp.
     6.25% due 01/15/2008                      250,000      266,603
     6.875% due 08/15/2006                     200,000      213,700
     7.375% due 01/15/2013                     170,000      189,621
Synagro Technologies, Inc.
     9.50% due 04/01/2009                       50,000       52,250
                                                         ----------
                                                            722,174

CONSTRUCTION & MINING EQUIPMENT - 0.01%
Graphic Packaging International, Inc.
     9.50% due 08/15/2013                      100,000      108,500

CONSTRUCTION MATERIALS - 0.01%
Associated Materials, Inc.
     zero coupon, Step up to 11.25% on
         03/1/2009 due 03/01/2014              150,000      100,500

CONTAINERS & GLASS - 0.05%
Owens Brockway Glass Container
     8.75% due 11/15/2012                      150,000      162,750
Packaging Corporation of America
     5.75% due 08/01/2013                      190,000      188,405
Vitro, SA de CV
     11.75% due 11/01/2013                      25,000       22,937
                                                         ----------
                                                            374,092

CRUDE PETROLEUM & NATURAL GAS - 0.03%
Premcor Refining Group, Inc.
     7.75% due 02/01/2012                      200,000      207,500

DOMESTIC OIL - 0.04%
Devon Financing Corp., ULC
     6.875% due 09/30/2011                     160,000      174,185
Union Oil Company of California
     7.50% due 02/15/2029                      140,000      157,810
                                                         ----------
                                                            331,995

DRUGS & HEALTH CARE - 0.05%
Wyeth
     4.125% due 03/01/2008 (b)                 335,000      332,822

ELECTRICAL EQUIPMENT - 0.09%
General Electric Company
     5.00% due 02/01/2013                      500,000      492,086
SP PowerAssets, Ltd.
     5.00% due 10/22/2013                      150,000      146,001
                                                         ----------
                                                            638,087

ELECTRICAL UTILITIES - 0.56%
AES Corp.
     9.375% due 09/15/2010                     200,000      213,250
Dominion Resources, Inc.
     5.70% due 09/17/2012                      125,000      127,140
Duke Energy Corp.
     6.45% due 10/15/2032                      150,000      144,994
Edison Mission Energy
     9.875% due 04/15/2011                     350,000      364,875
Empresa Nacional De Electricidad
     8.50% due 04/01/2009                      230,000      251,300
Oncor Electric Delivery Company
     7.00% due 05/01/2032                      125,000      134,432
Pacific Gas & Electric Company
     4.20% due 03/01/2011                    1,500,000    1,428,300
     4.80% due 03/01/2014                      330,000      312,688
     6.05% due 03/01/2034                      210,000      197,517
Progress Energy, Inc.
     7.75% due 03/01/2031                      110,000      123,297
PSEG Power LLC
     5.00% due 04/01/2014                      375,000      349,791
     8.625% due 04/15/2031                     250,000      305,351
United Energy Distribution Property, Ltd.
     4.70% due 04/15/2011                      170,000      167,240
                                                         ----------
                                                          4,120,175

ELECTRONICS - 0.21%
Jabil Circuit, Inc.
     5.875% due 07/15/2010                     470,000      485,508
Koninklijke Philips Electronics NV
     7.20% due 06/01/2026                      500,000      555,319
Solectron Corp.
     9.625% due 02/15/2009                     175,000      192,063
Stoneridge, Inc.
     11.50% due 05/01/2012                     150,000      176,625
Viasystems, Inc.
     10.50% due 01/15/2011                     150,000      157,500
                                                         ----------
                                                          1,567,015

ENERGY - 0.02%
First Energy Corp.
     7.375% due 11/15/2031                     110,000      114,651

FINANCIAL SERVICES - 2.68%
Ace INA Holdings, Inc.
     5.875% due 06/15/2014                     870,000      880,202
Assurant, Inc.
     5.625% due 02/15/2014                     150,000      147,270

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT         VALUE
                                                  ------         -----
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bank of America Corp.
     5.375% due 06/15/2014                      $   320,000   $   317,153
Bear Stearns Arm Trust
     4.344% due 07/25/2034 (b)                    1,756,057     1,741,277
Capital One Bank
     5.00% due 06/15/2009                           390,000       391,116
Corporacion Andina de Fomento
     6.875% due 03/15/2012                          170,000       182,751
Credit Suisse First Boston USA, Inc.
     6.50% due 01/15/2012                           125,000       134,324
Cullen Frost Capital Trust I
     2.86% due 03/01/2034 (b)                       190,000       193,420
DBS Capital Funding Corp.
     7.657% due 03/15/2049 (b)                      170,000       189,827
Ford Motor Credit Company
     3.73% due 10/25/2004 (b)                       150,000       150,635
     7.00% due 10/01/2013                           170,000       171,609
     7.375% due 10/28/2009 to 02/01/2011          2,260,000     2,409,813
     7.875% due 06/15/2010                           90,000        97,926
Fuji (Mizuho) JGB Investment, LLC
     9.87% due 12/31/2049 (b)                       260,000       294,110
General Electric Capital Corp.
     5.45% due 01/15/2013                         1,000,000     1,013,904
General Electric Capital Corp., MTN, Series A
     6.00% due 06/15/2012                           110,000       116,082
General Motors Acceptance Corp.
     6.125% due 09/15/2006 to 08/28/2007            730,000       760,780
     6.875% due 09/15/2011                          750,000       768,973
     7.00% due 02/01/2012                           400,000       411,203
     8.00% due 11/01/2031                           250,000       256,147
HBOS PLC
     3.125% due 01/12/2007                          500,000       497,018
     5.375% due 11/29/2049 (b)                      370,000       356,573
Household Finance Corp.
     6.50% due 01/24/2006                         1,000,000     1,054,055
International Lease Finance Corp.
     3.50% due 04/01/2009                            10,000         9,509
     4.55% due 10/15/2009                           180,000       179,316
     4.75% due 07/01/2009                           990,000       989,927
J.P. Morgan Chase & Company
     5.35% due 03/01/2007                           250,000       262,017
Labranche & Company, Inc.
     9.50% due 05/15/2009                            50,000        50,500
MBNA Capital B
     1.978% due 02/01/2027 (b)                      555,000       522,246
Mizuho Financial Group Cayman, Ltd.
     5.79% due 04/15/2014                           300,000       294,896
Nationwide Life Global Funding I
     5.35% due 02/15/2007                           110,000       114,707
NiSource Finance Corp.
     6.15% due 03/01/2013                           160,000       165,770
     7.875% due 11/15/2010                          230,000       263,670
PCCW - HKTC Capital, Ltd.
     7.75% due 11/15/2011                           160,000       179,517
Reliastar Financial Corp.
     6.50% due 11/15/2008                           280,000       301,058
SB Treasury Company LLC
     9.40% due 12/29/2049 (b)                       180,000       202,500
SLM Corp., Series MTNA
     5.00% due 04/15/2015                           875,000       828,027
The Goldman Sachs Group, Inc.
     4.75% due 07/15/2013                         1,000,000       939,402
     5.15% due 01/15/2014                           520,000       499,365
     5.25% due 04/01/2013                           750,000       732,978
Washington Mutual, Inc.
     5.625% due 01/15/2007                          750,000       784,595
                                                              -----------
                                                               19,856,168

FOOD & BEVERAGES - 0.33%
Ahold Finance USA, Inc.
     8.25% due 07/15/2010                           100,000       105,500
Cadbury Schweppes US Finance LLC
     5.125% due 10/01/2013                        1,170,000     1,142,589
Kellogg Company, Series B
     6.60% due 04/01/2011                           150,000       164,530
Kraft Foods, Inc.
     5.25% due 06/01/2007                           180,000       187,200
     6.25% due 06/01/2012                           250,000       263,247
Nabisco, Inc.

     7.05% due 07/15/2007                           160,000       174,607
     7.55% due 06/15/2015                           375,000       430,885
                                                              -----------
                                                                2,468,558

FOREST PRODUCTS - 0.01%
Weyerhaeuser Company
     7.375% due 03/15/2032                           90,000        97,869

GAS & PIPELINE UTILITIES - 0.01%
Dynegy Holdings, Inc.
     10.125% due 07/15/2013                          50,000        54,125

HEALTHCARE PRODUCTS - 0.01%
WH Holdings/ WH Capital
     9.50% due 04/01/2011                           100,000       104,000

HEALTHCARE SERVICES - 0.09%
Aetna, Inc.
     7.375% due 03/01/2006                          100,000       106,584
Concentra Operations Corp.
     9.125% due 06/01/2012                           55,000        57,475
Health Net, Inc.
     8.375% due 04/15/2011                          310,000       362,443
Humana, Inc.
     7.25% due 08/01/2006                           125,000       133,996
                                                              -----------
                                                                  660,498
HOLDINGS COMPANIES/CONGLOMERATES - 0.01%
Pharma Services Intermediate Holding Corp.
     zero coupon, Step up to 11.50% on
         4/1/2009 due 04/01/2014                    150,000        76,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                             SHARES OR
                                             PRINCIPAL
                                              AMOUNT       VALUE
                                              ------       -----
CORPORATE BONDS (CONTINUED)

HOMEBUILDERS - 0.18%
Centex Corp.
     4.75% due 01/15/2008                   $   70,000   $   71,334
D.R. Horton, Inc.
     7.875% due 08/15/2011                     100,000      109,250
Hovnanian K Enterprises, Inc.
     6.50% due 01/15/2014                      175,000      162,750
Lennar Corp.
     5.95% due 03/01/2013                       40,000       40,327
Lennar Corp., Series B
     9.95% due 05/01/2010                       40,000       44,492
MDC Holdings, Inc.
     5.50% due 05/15/2013                       80,000       77,542
Pulte Homes, Inc.
     6.25% due 02/15/2013                      425,000      434,140
     8.125% due 03/01/2011                      75,000       87,964
Technical Olympic USA, Inc.
     10.375% due 07/01/2012                    150,000      156,375
Williams Lyon Homes, Inc.
     10.75% due 04/01/2013                     150,000      165,750
                                                         ----------
                                                          1,349,924

HOTELS & RESTAURANTS - 0.16%
Boyd Gaming Corp.
     9.25% due 08/01/2009                      100,000      109,250
Buffets, Inc.
     11.25% due 07/15/2010                     100,000      104,500
Circus & Eldorado Joint Venture
     10.125% due 03/01/2012                    100,000      100,500
Harrahs Operating Company, Inc.
     5.50% due 07/01/2010                      230,000      231,152
Hilton Hotels Corp.
     7.625% due 12/01/2012                     110,000      118,250
     8.25% due 02/15/2011                       80,000       89,000
MGM Mirage
     6.00% due 10/01/2009                      100,000       98,000
Starwood Hotels & Resorts Worldwide, Inc.
     7.875% due 05/01/2012                     125,000      133,750
Tricon Global Restaurants, Inc.
     8.875% due 04/15/2011                     160,000      193,076
                                                         ----------
                                                          1,177,478

INDUSTRIAL MACHINERY - 0.04%
Caterpillar Finiancial Services Corp.
     4.50% due 06/15/2009                      320,000      321,398

INDUSTRIALS - 0.08%
Tyco International Group SA
     6.00% due 11/15/2013                      420,000      431,765
Williams Companies, Inc.
     8.125% due 03/15/2012                     175,000      186,813
                                                         ----------
                                                            618,578

INSURANCE - 0.55%
Jackson National Life Insurance Company
     5.25% due 03/15/2007                      170,000      178,742
Lincoln National Corp.
     6.20% due 12/15/2011                      140,000      148,581
MetLife, Inc.
     3.911% due 05/15/2005                     315,000      319,196
Monumental Global Funding
     1.28% due 05/19/2006                    1,380,000    1,375,850
     5.20% due 01/30/2007                      625,000      653,471
Nationwide Mutual Insurance Company
     7.875% due 04/01/2033                      60,000       68,171
Prudential Financial, Inc.
     4.75% due 04/01/2014                    1,180,000    1,107,957
Prudential Insurance Company
     6.375% due 07/23/2006                     225,000      238,833
                                                         ----------
                                                          4,090,801

INTERNATIONAL OIL - 0.11%
Newfield Exploration Company
     8.375% due 08/15/2012                     125,000      135,625
Pemex Project Funding Master Trust
     2.82% due 06/15/2010 (b)                  460,000      462,070
Ras Laffan Liquefied Natural Gas
     3.437% due 09/15/2009                     200,000      195,400
Western Oil Sands, Inc.
     8.375% due 05/01/2012                      50,000       54,250
                                                         ----------
                                                            847,345

LEISURE TIME - 0.04%
Cinemark USA, Inc.
     9.00% due 02/01/2013                      100,000      109,125
Cinemark, Inc.
     zero coupon, Step up to 9.75 on
         3/15/2009 due 03/15/2014               25,000       16,312
Royal Caribbean Cruises, Ltd.
     8.75% due 02/02/2011                      100,000      110,750
Seneca Gaming Corp.
     7.25% due 05/01/2012                       50,000       49,938
                                                         ----------
                                                            286,125

MANUFACTURING - 0.06%
Bombardier, Inc.
     7.45% due 05/01/2034                      150,000      123,511
Jacuzzi Brands, Inc.
     9.625% due 07/01/2010                     100,000      107,000
Koppers, Inc.
     9.875% due 10/15/2013                      50,000       54,750
Terex Corp.
     9.25% due 07/15/2011                      125,000      136,250
                                                         ----------
                                                            421,511

MEDICAL-HOSPITALS - 0.14%
HCA, Inc.
     5.25% due 11/06/2008                      120,000      119,258
     6.25% due 02/15/2013                      375,000      372,756
     6.95% due 05/01/2012                      225,000      234,748
     8.75% due 09/01/2010                      105,000      119,896
Tenet Healthcare Corp.
     9.875% due 07/01/2014                     165,000      167,887
                                                         ----------
                                                          1,014,545

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT       VALUE
                                                  ------       -----
CORPORATE BONDS (CONTINUED)

MINING - 0.04%
Corporacion Nacional del Cobre
     5.50% due 10/15/2013                       $   90,000   $   89,366
Freeport-McMoRan Copper & Gold, Inc.
     10.125% due 02/01/2010                        200,000      221,000
                                                             ----------
                                                                310,366

PAPER - 0.10%
Georgia Pacific Corp.
     8.875% due 02/01/2010                         125,000      141,562
Jefferson Smurfit Corp.
     7.50% due 06/01/2013                          200,000      198,000
Norampac, Inc.
     6.75% due 06/01/2013                          100,000       98,000
Norske Skogindustrier ASA
     6.125% due 10/15/2015                         110,000      108,476
     7.625% due 10/15/2011                          50,000       55,200
Potlatch Corp.
     10.00% due 07/15/2011                          50,000       55,500
Temple-Inland, Inc.
     7.875% due 05/01/2012                          90,000      101,841
                                                             ----------
                                                                758,579

PHARMACEUTICALS - 0.10%
Hospira, Inc.
     5.90% due 06/15/2014                          250,000      252,233
Schering Plough Corp.
     5.30% due 12/01/2013                          490,000      481,197
                                                             ----------
                                                                733,430

PUBLISHING - 0.12%
Dex Media, Inc.
     zero coupon, Step up to 9.00% on
         11/15/2008 due 11/15/2013                 150,000       96,750
Time Warner Companies
     7.57% due 02/01/2024                          750,000      809,880
                                                             ----------
                                                                906,630

RAILROADS & EQUIPMENT - 0.03%
Union Pacific Corp.
     6.25% due 05/01/2034                          110,000      107,948
Union Pacific Railroad Company, Series 2002-1
     6.061% due 01/17/2023                          75,000       78,911
                                                             ----------
                                                                186,859

REAL ESTATE - 0.35%
Crescent Real Estate Equities
     7.125% due 09/15/2007                         100,000      101,250
Developers Diversified Realty Company
     4.625% due 08/01/2010                         250,000      240,059
EOP Operating, Ltd.
     7.50% due 04/19/2029                          100,000      106,443
ERP Operating LP
     4.75% due 06/15/2009                          420,000      420,449
Hospitality Properties Trust, REIT
     6.75% due 02/15/2013                          555,000      576,188
Host Marriott LP, REIT
     7.125% due 11/01/2013                         100,000       98,000
Price REIT, Inc.
     7.50% due 11/05/2006                          250,000      274,081
Rouse Company
     5.375% due 11/26/2013                         140,000      135,238
     7.20% due 09/15/2012                          140,000      152,581
Simon Property Group LP, REIT
     5.45% due 03/15/2013                          190,000      187,280
Socgen Real Estate Company LLC
     7.64% due 12/29/2049 (b)                      260,000      287,013
                                                             ----------
                                                              2,578,582

RETAIL GROCERY - 0.03%
Pathmark Stores, Inc.
     8.75% due 02/01/2012                          150,000      150,000
Winn-Dixie Stores, Inc.
     8.875% due 04/01/2008                         100,000       94,500
                                                             ----------
                                                                244,500

RETAIL TRADE - 0.03%
Payless Shoesource, Inc.
     8.25% due 08/01/2013                          150,000      148,500
Saks, Inc.
     7.50% due 12/01/2010                          100,000      104,000
                                                             ----------
                                                                252,500

SANITARY SERVICES - 0.06%
Allied Waste North America, Inc., Series B
     8.875% due 04/01/2008                         200,000      219,000
Waste Management, Inc.
     6.375% due 11/15/2012                         220,000      232,742
                                                             ----------
                                                                451,742

SEMICONDUCTORS - 0.03%
Amkor Technology, Inc.
     7.75% due 05/15/2013                          150,000      142,125
On Semiconductor Corp.
     12.00% due 03/15/2010                          50,000       58,500
                                                             ----------
                                                                200,625

STEEL - 0.02%
Gerdau Ameristeel Corp.
     10.375% due 07/15/2011                         50,000       55,750
Ispat Inland ULC
     9.75% due 04/01/2014                          100,000      103,000
                                                             ----------
                                                                158,750

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.30%
Deutsche Telekom International Finance BV
     6.625% due 07/11/2011                    EUR   50,000       69,230
     8.75% due 06/15/2030 (b)                      120,000      146,056
     9.25% due 06/01/2032                          190,000      250,376
Dobson Communications Corp.
     10.875% due 07/01/2010                        200,000      172,000
France Telecom SA
     8.75% due 03/01/2011 (b)                      330,000      382,411
Koninklijke (Royal) KPN NV
     8.375% due 10/01/2030                         100,000      121,491

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT           VALUE
                                                                ----------      -----------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Singapore Telecommunications, Ltd.
     6.375% due 12/01/2011                                      $  125,000      $   132,998
Telenet Group Holding NV
     zero coupon, Step up to 11.50% on
     12/15/2008 due 06/15/2014                                     250,000          158,750
Telstra Corp. Ltd.
     6.375% due 04/01/2012                                         125,000          133,695
Tritel PCS, Inc.
     10.375% due 01/15/2011                                        550,000          635,329
                                                                                -----------
                                                                                  2,202,336
TELEPHONE - 0.52%
AT&T Corp.
     8.05% due 11/15/2011 (b)                                      200,000          205,345
     8.35% due 01/15/2025                                          230,000          232,800
British Telecommunications PLC
     8.875% due 12/15/2030 (b)                                      90,000          111,032
Cincinnati Bell, Inc.
     7.25% due 07/15/2013                                          100,000           93,500
NTL Cable PLC
     8.75% due 04/15/2014                                           75,000           76,875
Qwest Services Corp.
     13.50% due 12/15/2010                                         175,000          203,437
SBC Communications, Inc.
     5.875% due 02/01/2012                                         125,000          128,667
Sprint Capital Corp.
     4.78% due 08/17/2006                                          320,000          326,193
     6.875% due 11/15/2028                                         420,000          403,724
     8.375% due 03/15/2012                                       1,125,000        1,292,995
Telecom Italia Capital
     4.00% due 11/15/2008                                          625,000          613,965
     6.375% due 11/15/2033                                         210,000          202,723
                                                                                -----------
                                                                                  3,891,256
TRANSPORTATION - 0.03%
Norfolk Southern Corp.
     7.05% due 05/01/2037                                          100,000          105,940
Overseas Shipholding Group, Inc.
     8.25% due 03/15/2013                                          100,000          107,500
TFM SA de CV
     10.25% due 06/15/2007                                          25,000           24,750
                                                                                -----------
                                                                                    238,190
-------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $75,960,414)                                        $76,452,582
-------------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.16%
INTERNET RETAIL - 0.16%
Amazon.com, Inc.
     4.75% due 02/01/2009 ***                                    1,185,000        1,183,519
-------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (Cost $939,952)                                         $ 1,183,519
-------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 0.04%

WISCONSIN - 0.04%
Badger Tobacco Asset Securitization Corp.
     6.125% due 06/01/2027                                       $ 320,000      $   288,915
-------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $305,956)                                           $   288,915
-------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.59%
Ameriquest Mortgage Securities, Inc., Series
     2003-5, Class A2
     2.43% due 07/25/2033                                          187,783          187,771
Banc of America Mortgage Securities, Inc.,
     Series 2003 F, Class 2A1
     3.734% due 07/25/2033 (b)                                     502,168          495,715
Bear Stearns ARM Trust, Series 2003-3, Class 2A2
     4.176% due 04/25/2033 (b)                                     117,703          117,799
Chase Commercial Mortgage Securities Corp.,
     Series 2000-2, Class C
     7.928% due 07/15/2032                                         250,000          286,847
Countrywide Home Loans, Inc.
     4.177% due 04/25/2034 (b)                                     938,132          926,346
     4.933% due 08/25/2034                                       2,500,000        2,508,594
CS First Boston Mortgage Securities Corp.,
     Series 2001-CF2, Class A2
     5.935% due 01/15/2006                                         875,000          906,968
CS First Boston Mortgage Securities Corp.,
     Series 2001-CF2, Class A3
     6.238% due 02/15/2034                                         440,000          468,125
CS First Boston Mortgage Securities Corp.,
     Series 2003-AR12, Class 2A2
     4.36% due 04/25/2033 (b)                                      119,940          120,204
CS First Boston Mortgage Securities Corp.,
     Series 2004-AR1, Class 2A1
     4.82% due 02/25/2034 (b)                                      392,997          392,217
FHLMC Structured Pass Through Securities, T-41, Class 3A
     7.50% due 07/25/2032                                          377,864          404,905
First Investors Auto Owner Trust, Series 2002-A, Class A
     3.46% due 12/15/2008 (b)                                       24,631           24,792
First Union National Bank Commercial Mortgage
     Trust, Series 2002- C1, Class A1
     5.585% due 08/12/2010                                         547,826          572,307
GE Capital Commercial Mortgage Corp., Series
     2001-1, Class A1
     6.079% due 10/15/2010 (b)                                      96,702          101,955
GMAC Commercial Mortgage Security, Inc.,
     Series 1997-C1, Class A3
     6.869% due 08/15/2007 (b)                                     333,940          357,750
Hilton Hotels Pool Trust, Series 2000-HL TA,
     Class B
     1.625% due 10/03/2015 (b)                                     170,000          167,379
Merrill Lynch Mortgage Investors, Inc.,
     Series 1995-C2, Class A1
     7.0266% due 06/15/2021 (b)                                    136,646          143,608

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INCOME & VALUE TRUST (CONTINUED)

                                                               SHARES OR
                                                               PRINCIPAL
                                                                 AMOUNT           VALUE
                                                              ------------    -------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)
Merrill Lynch Mortgage Investors, Inc.,
     Series 1997-C1, Class A3
     7.12% due 06/18/2029                                     $    278,579    $     297,870
Merrill Lynch Mortgage Investors, Inc.,
     Series 2004-A1, Class 2A1
     4.67% due 02/25/2034                                          652,578          650,611
Morgan Stanley Capital I, Inc., Class A
     1.89% due 07/14/2008 (b)                                      186,125          186,333
Residential Asset Security Corp., Series
     1999-KS4, Class AI4
     7.22% due 06/25/2028 (b)                                      225,397          233,922
Residential Funding Mortgage Securities II,
     Series 2001-HS2, Class A4
     6.43% due 04/25/2016                                           55,554           55,668
Salomon Brothers Commercial Mortgage
     Securities, Class A3, Series 2001-C1
     6.428% due 12/18/2035                                         750,000          798,805
Structured Asset Securities Corp., Series
     1998-RF2, Class A
     8.52% due 07/15/2027 (b)                                      371,852          400,757
Washington Mutual, Series 2003-AR1, Class A6
     4.51% due 03/25/2033 (b)                                       71,854           72,273
Washington Mutual, Series 2003-AR6, Class A1
     4.37% due 06/25/2033 (b)                                      923,608          920,919
-------------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $11,749,080)                                                         $  11,800,440
-------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 0.60%
ACLC Business Loan Receivables Trust, Series
     2002-1A, Class A1
     5.408% due 12/15/2022 (b)                                     124,392          123,148
California Infrastructure Development, Series
     1997-1, Class A7
     6.42% due 09/25/2008                                          357,600          373,167
Chase Funding Mortgage Loan, Series 2003-1,
     Class 1A3
     3.14% due 07/25/2023 (b)                                      150,000          150,233
Chase Funding Mortgage Loan,Series 2003-2, Class 1A3
     2.864% due 03/25/2007 (b)                                     190,000          189,347
Drivetime Auto Owner Trust, Series 2004-A, Class A3
     2.419% due 08/15/2008 (b)***                                1,275,000        1,250,695
Government Lease Trust, Series 1999-GSA1, Class A2
     6.18% due 05/18/2005                                          908,755          922,962
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV
     6.25% due 02/15/2020 (b)                                      261,708          265,395
Mangrove Bay Pass Through Trust
     6.102% due 07/15/2033 (b)                                     100,000           98,650
Onyx Acceptance Auto Trust,Series 2002-C, Class A4
     4.07% due 04/15/2009                                          300,000          304,594
Peco Energy Transition Trust, Series 1999-A, Class A7
     6.13% due 03/01/2009 (b)                                 $    540,000    $     579,720
Sears Credit Account Master Trust, Series
     1998-2, Class A
     5.25% due 10/16/2008                                           83,333           83,853
Vanderbilt Acquisition Loan Trust, Class A3,
     Series 2002-1
     5.70% due 09/07/2023                                          125,000          126,442
-------------------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
     (Cost $ 4,509,129)                                                       $   4,468,206
-------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 13.31%
State Street Navigator Securities
     Lending Prime Portfolio (c)                              $ 98,747,258    $  98,747,258
-------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
     (Cost $ 98,747,258)                                                      $  98,747,258
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.36%
Repurchase Agreement with State Street
     Corp. dated 06/30/2004 at 0.35% to
     be repurchased at $17,493,170 on
     07/01/2004, collateralized by
     $13,385,000 U.S. Treasury Bonds,
     8.125% due 08/15/2019 (valued at
     $17,844,480, including
     interest). ***                                           $ 17,493,000    $  17,493,000
-------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
   (Cost $ 17,493,000)                                                        $  17,493,000
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (INCOME & VALUE TRUST)
     (COST $ 767,118,193) - 114.32%                                           $ 848,263,615
LIABILITIES IN EXCESS OF OTHER ASSETS - (14.32)%                               (106,269,639)
                                                                              -------------
TOTAL NET ASSETS - 100.00%                                                    $ 741,993,976
                                                                              =============
GLOBAL ALLOCATION TRUST

COMMON STOCKS - 70.96%
AUSTRALIA - 0.95%
Australia and New Zealand Bank Group, Ltd. *                        18,855    $     239,580
Australia Gas Light Company, Ltd. *                                 13,421          113,160
QBE Insurance Group, Ltd. *                                         38,703          344,351
Rio Tinto, Ltd. *                                                    2,086           52,127
Westpac Banking Corp., Ltd. *                                       46,625          570,399
Woolworths, Ltd. *                                                  12,039           95,399
                                                                              -------------
                                                                                  1,415,016
BELGIUM - 0.32%
Fortis *                                                            21,470          475,977

BERMUDA - 1.10%
Ingersoll-Rand Company, Class A                                     12,200          833,382

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT        VALUE
                                                              ---------     ----------
COMMON STOCKS (CONTINUED)
BERMUDA (CONTINUED)
Willis Group Holdings, Ltd.                                     21,400      $  801,430
                                                                            ----------
                                                                             1,634,812
CANADA - 1.40%
Alcan Aluminum, Ltd. - USD *                                     8,300         341,757
Bank Nova Scotia Halifax *                                      10,900         291,241
BCE, Inc. *                                                      9,700         193,190
Canadian National Railway Company - CAD *                        8,000         344,681
Canadian Tire Corp., Ltd.                                        1,100          40,124
Magna International, Inc. *                                      1,500         127,141
Shoppers Drug Mart Corp. *                                       8,700         216,754
Suncor Energy, Inc. *                                            8,100         205,491
Toronto Dominion Bank Ontario *                                 10,500         335,850
                                                                            ----------
                                                                             2,096,229
FINLAND - 0.53%
Nokia (AB) Oyj *                                                35,450         512,134
UPM-Kymmene Oyj *                                               14,900         283,861
                                                                            ----------
                                                                               795,995
FRANCE - 1.98%
Aventis SA *                                                     4,519         341,560
BNP Paribas SA *                                                 6,549         403,254
Cap Gemini SA *                                                  5,609         225,398
France Telecom SA *                                             17,156         447,629
Sanofi-Synthelabo SA *                                           3,224         204,604
Suez SA *                                                        5,017         104,563
Total SA *                                                       5,243       1,000,764
Unibail *                                                        2,282         236,275
                                                                            ----------
                                                                             2,964,047
GERMANY - 0.21%
Allianz AG *                                                     2,888         313,196

HONG KONG - 0.27%
Cheung Kong Holdings, Ltd. *                                    23,000         169,558
Sun Hung Kai Properties, Ltd. *                                 23,000         188,725
Television Broadcast, Ltd. *                                    10,000          42,950
                                                                            ----------
                                                                               401,233
IRELAND - 0.73%
Bank of Ireland - London *                                      51,252         684,233
CRH PLC - London *                                              19,250         408,003
                                                                            ----------
                                                                             1,092,236
ITALY - 0.70%
Assicurazioni Generali SPA *                                     7,595         205,105
Eni SPA *                                                       17,718         352,223
UniCredito Italiano SPA *                                       98,870         488,960
                                                                            ----------
                                                                             1,046,288
JAPAN - 4.64%
Canon, Inc. *                                                    9,700         510,083
Fuji Photo Film Company, Ltd. *                                  7,000         218,940
Funai Electric Company, Ltd. *                                   1,400         210,490
Honda Motor Company, Ltd. *                                     19,400         933,230
Hoya Corp. *                                                     1,000         104,440
Kao Corp. *                                                     22,000         529,151
Mitsubishi Corp. *                                              23,000         222,964
Mitsubishi Tokyo Financial Group, Inc. *                            21         193,973
Nintendo Company, Ltd. *                                         1,700         196,671
Nippon Telegraph & Telephone Corp. *                                11          58,649
Nippon Unipac Holding *                                             45         234,990
Nitto Denko Corp. *                                                600          30,619
NTT DoCoMo, Inc. *                                                 390         695,505
Rohm Company *                                                   3,200         382,203
Sekisui House, Ltd. *                                           20,000         221,501
Sompo Japan Insurance *                                         37,000         377,292
Sumitomo Mitsui Financial Group, Inc. *                             39         266,788
Takeda Chemical Industries, Ltd. *                              12,700         556,340
Toyota Industries Corp. *                                       12,800         306,699
Toyota Motor Corp. *                                            11,500         464,859
West Japan Railway *                                                54         217,294
                                                                            ----------
                                                                             6,932,681
NETHERLANDS - 1.90%
ABN AMRO Holdings NV *                                          14,111         309,051
Koninklijke (Royal) KPN NV *                                    51,318         391,315
Koninklijke (Royal) Philips Electronics NV *                    13,084         352,699
Reed Elsevier NV *                                              36,726         516,253
TNT Post Group NV *                                             21,797         498,626
VNU NV *                                                        17,849         518,978
Wolters Kluwer NV *                                             13,678         248,585
                                                                            ----------
                                                                             2,835,507
PORTUGAL - 0.22%
Electricidade De Portugal *                                     25,390          71,133
Portugal Telecom, SGPS, SA *                                    23,071         249,272
                                                                            ----------
                                                                               320,405
SPAIN - 0.59%
Banco Bilbao Vizcaya Argentaria SA *                            35,595         476,074
Banco Santander Central, Hispano SA *                           20,204         209,927
Telefonica SA *                                                 13,621         201,590
                                                                            ----------
                                                                               887,591
SWEDEN - 0.86%
Electrolux AB, Series B *                                        9,100      $  174,721
Hennes & Mauritz AB, Series B *                                  9,200         237,762
Svenska Cellulosa *                                              9,900         376,216
Svenska Handelsbanken AB, A Shares *                             9,900         198,631
Swedish Match AB *                                              29,000         296,705
                                                                            ----------
                                                                             1,284,035
SWITZERLAND - 2.07%
Adecco SA *                                                      4,580         228,287
Credit Suisse Group *                                           13,530         480,937
Givaudan AG *                                                      328         189,951
Holcim, Ltd. *                                                   6,554         356,520
Nestle SA *                                                      3,116         831,332
Novartis AG *                                                    5,469         241,363
Roche Holdings AG-Genusschein *                                  6,457         639,562
Swiss Reinsurance Company *                                      1,965         127,688
                                                                            ----------
                                                                             3,095,640

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                              SHARES OR
                                                              PRINCIPAL
                                                                AMOUNT         VALUE
                                                              ---------    -------------
COMMON STOCKS (CONTINUED)
UNITED KINGDOM - 8.16%
Abbey National Benefit Consultants, Ltd. *                       17,492    $     162,758
Alliance Unichem *                                               11,195          132,428
AstraZeneca Group PLC *                                          12,133          544,179
Barclays PLC *                                                   84,315          718,035
BICC PLC *                                                       18,038           86,821
BOC Group PLC *                                                  10,001          167,348
BP PLC *                                                        121,707        1,074,530
BT Group PLC *                                                   79,122          284,729
Cadbury Schweppes PLC *                                          51,784          446,631
Centrica PLC *                                                   67,760          275,781
Compass Group PLC *                                              31,674          193,225
Diageo PLC *                                                     68,216          919,478
Electrocomponents PLC *                                          29,611          191,644
Gallaher Group *                                                 32,007          386,740
GlaxoSmithKline PLC *                                            31,965          646,715
HSBC Holdings PLC *                                              32,986          490,363
Invensys PLC *                                                  241,800           78,905
Kingfisher PLC *                                                 88,852          461,091
National Grid Transco PLC *                                      57,072          440,247
Rentokil Initial PLC *                                           86,537          226,696
Rio Tinto PLC *                                                  12,340          296,642
Royal Bank of Scotland PLC *                                     33,143          954,150
Scottish Hydro *                                                 32,027          395,691
Shell Transport & Trading Company PLC *                         106,726          782,642
Tesco PLC *                                                     124,486          600,875
Vodafone Group PLC *                                            518,960        1,136,044
Wolseley PLC *                                                    6,062           93,963
                                                                           -------------
                                                                              12,188,351
UNITED STATES - 44.33%
AFLAC, Inc.                                                      13,800          563,178
Albertsons, Inc. (a)                                             30,200          801,508
Allergan, Inc.                                                   23,100        2,067,912
American Electric Power Company, Inc.                            18,200          582,400
American International Group, Inc.                               13,900          990,792
Anthem, Inc. *                                                    7,300          653,788
Boeing Company                                                   17,300          883,857
Bristol-Myers Squibb Company                                     22,900          561,050
Burlington Northern Santa Fe Corp.                               52,600        1,844,682
Cephalon, Inc. * (a)                                             11,500          621,000
Citigroup, Inc.                                                  59,400        2,762,100
CMS Energy Corp. *                                               23,400          213,642
ConocoPhillips                                                   11,000          839,190
Costco Wholesale Corp.                                           31,900        1,310,133
Dell, Inc. *                                                     10,800          386,856
Delta Air Lines, Inc. * (a)                                      21,500          153,080
Dominion Resources, Inc.                                          6,100          384,788
Eastman Chemical Company                                          8,700          402,201
Equifax, Inc.                                                    12,600          311,850
Exelon Corp.                                                     35,200        1,171,808
Exxon Mobil Corp.                                                36,100        1,603,201
Federal Home Loan Mortgage Corp.                                 24,600        1,557,180
FirstEnergy Corp.                                                24,500          916,545
Gannett Company, Inc.                                             5,300          449,705
Genzyme Corp. *                                                  17,900          847,207
Guidant Corp.                                                     5,800          324,104
Hartford Financial Services Group, Inc.                           9,900          680,526
Illinois Tool Works, Inc.                                        17,100        1,639,719
J.P. Morgan Chase & Company                                      39,000        1,512,030
Johnson & Johnson                                                28,600        1,593,020
Johnson Controls, Inc.                                           11,800          629,884
Kerr-McGee Corp.                                                  4,800          258,096
Kimberly-Clark Corp.                                             14,400          948,672
Kohl's Corp. *                                                   12,800          541,184
Martin Marietta Materials, Inc.                                  18,600          824,538
Masco Corp.                                                      48,900        1,524,702
MeadWestvaco Corp.                                               13,200          387,948
Medtronic, Inc.                                                  10,300          501,816
Mellon Financial Corp.                                           45,700        1,340,381
Mettler-Toledo International, Inc. *                             11,600          570,024
Microsoft Corp.                                                  75,000        2,142,000
Morgan Stanley                                                   31,700        1,672,809
Mylan Laboratories, Inc.                                         54,050        1,094,513
Nextel Communications, Inc., Class A *                           96,100        2,562,123
Northrop Grumman Corp.                                           13,800          741,060
Omnicom Group, Inc.                                              15,400        1,168,706
Oracle Corp. *                                                   60,400          720,572
Pepco Holdings, Inc.                                             10,600          193,768
PNC Financial Services Group                                     13,500          716,580
Quest Diagnostics, Inc.                                           4,500          382,275
SBC Communications, Inc.                                         21,500          521,375
Sempra Energy                                                    17,300          595,639
The Interpublic Group of Companies, Inc. *                       40,000          549,200
The TJX Companies, Inc.                                          19,100          461,074
Time Warner, Inc. *                                              67,000        1,177,860
UBS Emerging Markets Equities Fund * (c)                        531,510        6,550,597
UBS High Yield Fund * (c)                                        51,337          874,394
United Technologies Corp.                                         4,200          384,216
UnitedHealth Group, Inc.                                         26,600        1,655,850
VERITAS Software Corp. *                                         13,100          362,870
Viacom, Inc., Class B                                            37,300        1,332,356
Viad Corp. *                                                     13,700          370,037
Wells Fargo & Company                                            35,900        2,054,557
Westwood One, Inc. *                                             13,700          326,060
Wyeth                                                            40,000        1,446,400
                                                                           -------------
                                                                              66,213,188
----------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $97,101,186)                                     $ 105,992,428
----------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.18%
AUSTRALIA - 0.18%
News Corp., Ltd. -  Limited Voting Shares *                      33,572          274,197
----------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $256,017)                                     $     274,197
----------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT         VALUE
                                                            -----------    -------------
U.S. TREASURY OBLIGATIONS - 5.20%
U.S. TREASURY BONDS - 1.49%
      5.375% due 02/15/2031                                 $   835,000          842,143
      6.25% due 08/15/2023 to 05/15/2030                      1,095,000        1,218,755
      8.75% due 05/15/2017                                      125,000          169,434
                                                                           -------------
                                                                               2,230,332

U.S. TREASURY NOTES - 3.71%
      1.625% due 02/28/2006                                     800,000          788,282
      1.875% due 11/30/2005                                   2,260,000        2,244,374
      4.25% due 08/15/2013                                    2,565,000        2,503,881
                                                                           -------------
                                                                               5,536,537
----------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $7,777,940)                                                    $   7,766,869
----------------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.02%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.07%
      2.875% due 11/03/2006                                     150,000          148,411
      3.875% due 01/12/2009                                     185,000          181,866
      5.00% due 11/01/2007 to 01/30/2014                        332,496          322,453
      5.125% due 07/15/2012                                   1,655,000        1,672,258
      5.50% due 04/01/2018 to 01/01/2019                        668,782          684,969
      6.00% due 12/01/2017 to 08/15/2030                        192,162          198,151
      6.00% TBA **                                            1,750,000        1,787,060
      6.50% TBA **                                            1,050,000        1,085,765
                                                                           -------------
                                                                               6,080,933

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 4.17%
      2.625% due 01/19/2007                                     170,000          166,649
      3.381% due 09/01/2033 (b)                                  32,397           32,429
      4.344% due 03/01/2034 (b)                                  96,915           96,655
      4.58% due 11/01/2033 (b)                                  303,785          305,638
      4.601% due 04/01/2033 (b)                                 103,759          105,832
      5.50% due 11/01/2033                                    1,410,455        1,407,781
      6.00% due 06/01/2014 to 01/01/2034                      1,980,518        2,036,300
      6.25% due 02/01/2011                                       65,000           69,787
      6.50% due 04/01/2017 to 08/01/2032                      1,249,143        1,293,819
      6.625% due 11/15/2030                                     240,000          264,134
      7.00% due 05/01/2033                                       25,695           27,120
      7.50% due 07/25/2041                                      386,024          415,192
                                                                           -------------
                                                                               6,221,336

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.78%
      4.00% due 12/20/2029 (b)                                   35,121           35,313
      6.00% due 07/15/2029                                      214,326          220,406
      6.50% due 06/15/2029 to 04/15/2031                        882,911          913,380
                                                                           -------------
                                                                               1,169,099
----------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $13,509,134)                                                   $  13,471,368
----------------------------------------------------------------------------------------

FOREIGN GOVERNMENT OBLIGATIONS - 5.09%

AUSTRALIA - 0.02%
Commonwealth of Australia
      7.50% due 09/15/2009                    AUD                40,000           30,009

AUSTRIA - 0.22%
Republic of Austria
      3.80% due 10/20/2013                    EUR               110,000          128,256
      5.875% due 07/15/2006                                     160,000          206,200
                                                                           -------------
                                                                                 334,456

BELGIUM - 0.07%
Kingdom of Belgium
      5.75% due 03/28/2008                                       80,000          105,429

CANADA - 0.31%
Government of Canada
      5.50% due 06/01/2009                    CAD               130,000          102,082
      6.00% due 09/01/2005 to 06/01/2011                        308,000          241,523
      8.00% due 06/01/2023                                      115,000          113,276
                                                                           -------------
                                                                                 456,881

DENMARK - 0.18%
Kingdom of Denmark
      6.00% due 11/15/2009                    DKK             1,530,000          275,645

FINLAND - 0.16%
Republic of Finland
      5.00% due 07/04/2007                    EUR                50,000    $      64,146
      5.75% due 02/23/2011                                      125,000          167,550
                                                                           -------------
                                                                                 231,696

FRANCE - 0.94%
Government of France
      5.00% due 10/25/2016                                      130,000          165,811
      5.50% due 04/25/2007 to 04/25/2029                        676,000          886,906
      8.50% due 10/25/2019                                      205,000          354,539
                                                                           -------------
                                                                               1,407,256

GERMANY - 1.70%
Federal Republic of Germany
      4.50% due 07/04/2009                                      100,000          126,500
      5.00% due 07/04/2012                                      233,000          299,796
      6.00% due 01/05/2006 to 01/04/2007                        995,000        1,289,535
      6.50% due 07/04/2027                                      560,000          830,841
                                                                           -------------
                                                                               2,546,672

ITALY - 0.77%
Republic of Italy
      5.25% due 11/01/2029                                      150,000          187,831
      5.50% due 11/01/2010                                      220,000          291,323
      8.75% due 07/01/2006                                      490,000          665,914
                                                                           -------------
                                                                               1,145,068

MEXICO - 0.07%
Government of Mexico
      8.125% due 12/30/2019                                 $    95,000          101,650

NETHERLANDS - 0.11%
Kingdom of Netherlands
      5.00% due 07/15/2011                    EUR               125,000          161,291

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT         VALUE
                                                            -----------    -----------
FOREIGN GOVERNMENT OBLIGATIONS
(CONTINUED)
POLAND - 0.13%
Republic of Poland
      5.75% due 06/24/2008                    PLN               750,000    $   190,929

SWEDEN - 0.08%
Kingdom of Sweden
      5.00% due 01/28/2009                    SEK               830,000        114,762

UNITED KINGDOM - 0.33%
Government of United Kingdom
      4.75% due 09/07/2015                    GBP               200,000        352,120
      5.00% due 03/07/2012                                       52,000         93,648
      5.75% due 12/07/2009                                       27,000         50,510
                                                                           -----------
                                                                               496,278
--------------------------------------------------------------------------------------

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $7,564,616)                                                          $ 7,598,022
--------------------------------------------------------------------------------------
CONVERTIBLE BONDS - 0.09%

JAPAN - 0.09%
SMFG Finance
      2.25% due 07/11/2005                    JPY             6,000,000        131,693
--------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (Cost $96,824)                                     $   131,693
--------------------------------------------------------------------------------------

CORPORATE BONDS - 3.62%

FRANCE - 0.02%
France Telecom SA
      8.75% due 03/01/2011 (b)                              $    30,000         34,765

ITALY - 0.01%
Telecom Italia Capital
      5.25% due 11/15/2013                                       15,000         14,518

NETHERLANDS - 0.02%
Deutsche Telekom International Finance BV
      8.75% due 06/15/2030 (b)                                   25,000         30,428

UNITED KINGDOM - 0.05%
Diageo Capital PLC
      3.375% due 03/20/2008                                      40,000         39,173
Vodafone Airtouch PLC
      7.875% due 02/15/2030                                      30,000         35,688
                                                                           -----------
                                                                                74,861

UNITED STATES - 3.52%
Alcoa, Inc.
      6.00% due 01/15/2012                                       30,000         31,720
American Electric Power Inc., Series A
      6.125% due 05/15/2006                                      60,000         62,986
Anheuser Busch Company, Inc.
      9.00% due 12/01/2009                                       25,000         30,390
AOL Time Warner, Inc.
      7.625% due 04/15/2031                                      60,000         64,928
AT&T Corp.
      8.75% due 11/15/2031 (b)                                   45,000         43,925
AT&T Wireless Services, Inc.
      8.75% due 03/01/2031                                       30,000         36,575
Avalonbay Communities, Inc.
      7.50% due 08/01/2009                                       15,000         16,828
Avon Products, Inc.
      7.15% due 11/15/2009                                       25,000         28,100
Bank of America Corp.
      7.40% due 01/15/2011                                      130,000        147,331
Bank One Corp.
      7.875% due 08/01/2010                                      35,000         40,483
Boeing Capital Corp.
      6.10% due 03/01/2011                                       50,000         52,903
Bombardier Capital, Inc., MTN
      6.125% due 06/29/2006                                      25,000         24,744
Bristol-Myers Squibb Company
      5.75% due 10/01/2011                                       30,000         31,260
Burlington Northern Santa Fe Corp.
      7.082% due 05/13/2029                                      25,000         27,137
Burlington Resources Finance Company
      6.68% due 02/15/2011                                       30,000         32,797
Caterpillar,  Inc
      6.55% due 05/01/2011 (a)                                   30,000         33,201
Cendant Corp.
      6.875% due 08/15/2006                                      25,000         26,713
Centex Corp.
      9.75% due 06/15/2005                                       25,000         26,491
Citigroup, Inc.
      7.25% due 10/01/2010                                      145,000        163,300
Citizens Communications Company
      9.25% due 05/15/2011                                       55,000         57,485
Comcast Cable Communications
      6.75% due 01/30/2011                                      105,000        113,304
Computer Sciences Corp.
      3.50% due 04/15/2008                                       35,000         34,329
Conagra,  Inc.
      6.75% due 09/15/2011                                       30,000         32,871
Consolidated Edison Company of
    New York, Series B
      7.50% due 09/01/2010                                       40,000         45,765
Coors Brewing Company
      6.375% due 05/15/2012                                      30,000         32,136
Countrywide Funding Corp., MTN
      3.25% due 05/21/2008                                       25,000         24,049
Credit Suisse First Boston USA, Inc.
      6.50% due 01/15/2012                                       55,000         59,102
CS First Boston Mortgage Securities Corp.
      7.00% due 11/25/2033                                       97,470        100,139
DaimlerChrysler North America Holding
      4.05% due 06/04/2008                                      135,000        132,371
Devon Financing Corp., ULC
      6.875% due 09/30/2011                                      50,000         54,433
Disney (Walt) Company
      6.375% due 03/01/2012                                      30,000         32,191
Dominion Resources, Inc.
      8.125% due 06/15/2010                                      30,000         34,620
Dow Chemical Company
      6.125% due 02/01/2011                                      80,000         84,636
Duke Energy Field Services LLC
      7.875% due 08/16/2010                                      35,000         39,888

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                             SHARES OR
                                                             PRINCIPAL
                                                               AMOUNT         VALUE
                                                            -----------    -----------
CORPORATE BONDS (CONTINUED)
UNITED STATES (CONTINUED)
EOP Operating, LP
      7.00% due 07/15/2011                                  $    25,000    $    27,248
Erac USA Finance Company
      7.35% due 06/15/2008                                       55,000         60,766
Federated Department Stores, Inc.
      6.625% due 04/01/2011                                      30,000         32,519
FirstEnergy Corp.
      6.45% due 11/15/2011                                       30,000         31,103
Ford Motor Company
      7.45% due 07/16/2031                                       25,000         23,831
Ford Motor Credit Company
      5.80% due 01/12/2009                                      170,000        171,598
      7.375% due 02/01/2011                                      25,000         26,369
FPL Group Capital, Inc.
      7.625% due 09/15/2006                                      50,000         54,513
GATX Capital Corp.
      6.875% due 11/01/2004                                      25,000         25,417
General Electric Capital Corp., MTN
      6.75% due 03/15/2032                                       50,000         53,751
General Electric Capital Corp., MTN, Series A
      6.00% due 06/15/2012                                      275,000        290,204
General Motors Acceptance Corp.
      6.875% due 09/15/2011                                      60,000         61,518
      8.00% due 11/01/2031                                      110,000        112,705
Goldman Sachs Group, Inc.
      6.875% due 01/15/2011                                     110,000        120,755
Harley Davidson Funding Corp.,
      3.625% due 12/15/2008                                      25,000         24,462
Harrahs Operating, Inc.
      7.50% due 01/15/2009                                       30,000         32,864
Hertz Corp.
      7.625% due 08/15/2007                                      50,000         53,587
Household Finance Corp.
      6.75% due 05/15/2011                                       30,000         32,784
ICI Wilmington, Inc.
      4.375% due 12/01/2008                                      80,000         78,475
International Lease Finance Corp.
      3.50% due 04/01/2009                                       25,000         23,772
International Paper Company
      6.75% due 09/01/2011                                       30,000         32,516
J.P. Morgan Chase & Company
      6.75% due 02/01/2011                                       80,000         87,192
John Deere Capital Corp.
      7.00% due 03/15/2012                                       35,000         39,169
Kohls Corp.
      6.30% due 03/01/2011                                       30,000         32,281
Kraft Foods, Inc.
      5.625% due 11/01/2011                                      65,000         66,124
Lockheed Martin Corp.
      8.50% due 12/01/2029                                       25,000         31,359
Marathon Oil Corp
      6.125% due 03/15/2012                                      25,000         26,378
McKesson Corp.
      7.75% due 02/01/2012                                       25,000         28,471
Midamerican Energy Holdings Company
      5.875% due 10/01/2012                                      30,000         30,462
Miller Brewing Company
      5.50% due 08/15/2013                                       65,000         65,227
Morgan Stanley
      6.75% due 04/15/2011                                      150,000        164,380
Motorola, Inc.
      7.625% due 11/15/2010                                      25,000         28,146
Newell Rubbermaid Inc
      4.00% due 05/01/2010                                       25,000         23,731
News America, Inc.
      7.125% due 04/08/2028                                      30,000         31,901
Pemex Project Funding Master Trust
      8.00% due 11/15/2011                                       30,000         32,325
Pepsi Bottling Holdings, Inc.
      5.625% due 02/17/2009                                      30,000         31,697
Philip Morris Companies, Inc.
      7.75% due 01/15/2027                                       25,000         25,562
Phillips Petroleum Company
      8.75% due 05/25/2010                                       50,000         60,432
Pitney Bowes, Inc.
      4.625% due 10/01/2012                                      25,000         24,339
PPL Capital Funding, Inc.
      4.33% due 03/01/2009                                       30,000         29,040
Progress Energy Incorporated
      7.00% due 10/30/2031                                       35,000         36,018
PSEG Power LLC
      7.75% due 04/15/2011                                       30,000         33,976
Rio Tinto Finance USA, Ltd.
      2.625% due 09/30/2008                                      25,000         23,450
Royal Bank of Scotland Group PLC
      9.118% due 03/31/2049                                      65,000         78,514
Safeway,  Inc.
      3.80% due 08/15/2005                                       25,000         25,240
Sempra Energy
      7.95% due 03/01/2010                                       35,000         40,229
Southern Power Company
      6.25% due 07/15/2012                                       35,000         36,760
Sprint Capital Corp.
      8.375% due 03/15/2012                                      25,000         28,733
Target Corp.
      7.00% due 07/15/2031                                       35,000         39,091
Telus Corp.
      8.00% due 06/01/2011                                       25,000         28,414
The Kroger Company
      7.50% due 04/01/2031                                       25,000         27,669
Transocean Sedco Forex
      6.625% due 04/15/2011                                      50,000         54,559
Unilever Capital
      7.125% due 11/01/2010                                      25,000         28,282
Union Pacific Corp.
      6.70% due 12/01/2006                                       40,000         42,928
United Technologies Corp.
      6.10% due 05/15/2012                                       35,000         37,485

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT       VALUE
                                                       ----------  -----------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)

USA Education, Inc.
   5.625% due 04/10/2007                               $   60,000  $    63,052
Valero Energy Corp.
   7.50% due 04/15/2032                                    45,000       50,057
Verizon New England, Inc.
   6.50% due 09/15/2011                                    75,000       79,915
Viacom, Inc.
   6.625% due 05/15/2011                                   35,000       38,079
Wachovia Bank NA, Series BKNT
   7.80% due 08/18/2010                                    35,000       40,445
Wal Mart Stores, Inc.
   6.875% due 08/10/2009                                   50,000       55,753
Washington Mutual, Inc.
   5.625% due 01/15/2007                                  140,000      146,458
Waste Management, Inc.
   7.375% due 08/01/2010                                   35,000       39,324
Wells Fargo Bank NA
   6.45% due 02/01/2011                                    35,000       38,160
Weyerhaeuser Company
   7.375% due 03/15/2032                                   35,000       38,060
Wyeth
   5.25% due 03/15/2013                                    35,000       33,779
Xcel Energy, Inc.
   7.00% due 12/01/2010                                    35,000       38,716
                                                                   -----------
                                                                     5,251,250
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $ 5,463,313)                           $ 5,405,822
------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 1.57%

UNITED STATES - 1.57%

DLJ Commercial Mortgage Corp., Series A1A
   6.08% due 03/10/2032 (b)                               140,125      146,699
DLJ Commercial Mortgage Corp., Series A1B
   6.46% due 03/10/2032                                   345,000      372,509
First Union Lehman Brothers Mortgage Trust
   6.65% due 11/18/2029                                   106,947      113,755
Four Times Square Trust
   7.69% due 04/15/2015                                   237,723      262,260
GMACM Mortgage Corporation Loan Trust
   4.764% due 12/19/2033 (b)                              133,954      132,092
GS Mortgage Securities Corp., II
   6.312% due 04/13/2031                                  158,438      166,139
Istar Asset Receivables Trust
   1.57% due 08/28/2022                                    32,737       32,716
J P Morgan Commercial Mortgage Finance Corp.
   7.325% due 07/15/2031                                   93,536       97,486
   7.40% due 07/15/2031                                   200,000      222,035
LB Commercial Conduit Mortgage Trust
   6.41% due 06/15/2031                                    90,593       94,594
Merrill Lynch Mortgage Investors, Inc.
   1.00% IO due 08/25/2028 (b)                          1,323,325       20,895
Morgan Stanley Capital , Class A1
   7.42% due 11/15/2036 (b)                               123,149      133,459
Morgan Stanley Capital, Class A2
   7.57% due 12/15/2009                                   150,000      169,963
Nomura Asset Securities Corp.
   8.15% due 04/04/2027                                   118,485      121,582
Structured Asset Securities Corp.
   4.94% due 03/25/2034 (b)                               116,707      117,060
   6.08% due 11/25/2032                                   150,000      149,079
                                                                   -----------
                                                                     2,352,323
------------------------------------------------------------------------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $ 2,418,324)                                                 $ 2,352,323
------------------------------------------------------------------------------

ASSET BACKED SECURITIES - 0.95%

UNITED KINGDOM - 0.13%
Permanent Financing No 4 PLC
   2.13% due 06/10/2042 (b)                               200,000      199,958

UNITED STATES - 0.82%
Americredit Automobile Recreation Trust
   5.37% due 06/12/2008                                    74,904       76,429
California Infrastructure Development, Series
   1997-1, Class A7 6.42% due 09/25/2008                  107,280      111,950
Countrywide Asset-Backed Certificates
   1.64% due 06/25/2033 (b)                                67,664       67,784
Greenpoint Home Equity Loan Trust
   1.56% due 02/15/2035                                   275,000      275,000
RAFC Asset Backed Trust
   5.115% due 11/25/2029                                   52,726       53,605
Reliant Energy Transport Bond Company
   5.63% due 09/15/2015                                   125,000      130,372
WFS Financial 2002-2 Owner Trust
   4.50% due 02/20/2010                                   500,000      510,606
                                                                   -----------
                                                                     1,225,746
------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(Cost $ 1,430,496)                                                 $ 1,425,704
------------------------------------------------------------------------------

SUPRANATIONAL OBLIGATIONS - 0.06%

UNITED STATES - 0.06%
European Investment Bank
   4.875% due 09/06/2006                                   25,000       25,953
Intermediate American Development Bank
   5.75% due 02/26/2008                                    25,000       26,767
International Bank For Reconstruction & Development
   4.375% due 09/28/2006                                   30,000       30,839
                                                                   -----------
                                                                        83,559
------------------------------------------------------------------------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $ 89,020)                                                    $    83,559
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL ALLOCATION TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------  -------------
SHORT TERM INVESTMENTS - 3.86%
State Street Navigator Securities Lending Prime
   Portfolio (c)                                       $5,759,529  $   5,759,529
--------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $ 5,759,529)                                                 $   5,759,529
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.77%

Repurchase Agreement with State Street
   Corp. dated 06/30/2004 at 0.35% to be repurchased
   at $7,127,069 on 07/01/2004, collateralized by
   $6,670,000 U.S. Treasury Notes, 6.5% due
   10/15/2006 (valued at $7,273,828, including
   interest)                                           $7,127,000  $   7,127,000
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $ 7,127,000)                                                 $   7,127,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS (GLOBAL ALLOCATION TRUST)
(COST $148,593,400) - 105.37%                                      $ 157,388,514
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.37)%                       (8,023,266)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 149,365,248
                                                                   =============

The Trust had the following five top industry concentrations as of June 30, 2004 (as a percentage of total net assets):

Financial Services              7.31%
Banking                         5.32%
Pharmaceuticals                 5.06%
Mutual Funds                    4.97%
Insurance                       3.39%

HIGH YIELD TRUST

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------  -------------
COMMON STOCKS - 0.43%

AUTO PARTS - 0.24%
Delphi Trust I                                            100,000  $   2,560,000

INTERNET CONTENT - 0.02%
Globix Corp. * (a)                                         83,945        243,440

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.17%
Maxcom Telecomunicaciones SA *                            170,850          1,709
Song Networks Holding AB *                                255,233      1,797,415
Viatel Holding, Ltd. *                                     11,667         11,084
                                                                   -------------
                                                                       1,810,208

TELEPHONE - 0.00%
Ventelo *                                                  35,092              0
XO Communications, Inc. * (a)                               4,585         19,028
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $ 13,695,178)                            $   4,632,676
--------------------------------------------------------------------------------
PREFERRED STOCKS - 0.97%

BROADCASTING - 0.32%

Paxson Communications Corp. JR Exchangeable
   Preferred PIK  *                                           371      3,260,162
Paxson Communications Corp. JR Preferred
   Convertible PIK *                                           30        216,992
                                                                   -------------
                                                                       3,477,154

CELLULAR COMMUNICATIONS - 0.21%
Alamosa Holdings, Inc. (a)                                  4,080  $   2,284,739

ELECTRONICS - 0.44%
TNP Enterprises, Inc., Series D                            42,340      4,752,665

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%
McLeodUSA, Inc., Class A *                                 16,663         43,341
Song Networks Holding AB *                                 27,635              0
                                                                   -------------
                                                                          43,341
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $ 9,743,867)                          $  10,557,899
--------------------------------------------------------------------------------

WARRANTS - 0.01%

BROADCASTING - 0.01%
XM Satellite Radio, Inc.
   (Expiration date 03/15/2010; strike
   price $49.50) *                                          1,295         71,872

ELECTRONICS - 0.00%
SW Acquisition
   (Expiration date 04/01/2011; strike
   price $0.01) *                                           1,975         26,169

STEEL - 0.00%
Republic Technology, Class D
   (Expiration date 07/15/2009; strike
   price $0.01) *                                           1,315             13

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%

Maxcom Telecomunicaciones
   (Expiration date 04/01/2007; strike
   price $0.01) *                                           1,675            419

McLeodUSA, Inc.
   (Expiration date 04/16/2007; strike
   price $1.354) *                                         36,926          5,354
                                                                   -------------
                                                                           5,773

TELEPHONE - 0.00%
XO Communications, Inc.
   (Expiration date 01/16/2010; strike
   price $6.25) *                                           9,172         13,758
   (Expiration date 01/16/2010; strike
   price $7.50) *                                           6,878          7,222
   (Expiration date 01/16/2010; strike
   price $10.00) *                                          6,878          4,815
                                                                   -------------
                                                                          25,795
--------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $ 124,371)                                    $     129,622
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------  -------------
FOREIGN GOVERNMENT OBLIGATIONS - 18.79%

ARGENTINA - 0.43%
Republic of Argentina
   2.063% due 03/31/2023 (b)                          $ 3,475,000  $   1,754,875
   6.00% due 03/31/2023 # (b)                           5,790,000      2,938,425
                                                                   -------------
                                                                       4,693,300

BRAZIL - 4.82%
Federative Republic of Brazil
   2.063% due 04/15/2009                                1,307,692      1,111,538
   2.125% due 04/15/2012 (b)                            5,294,138      4,427,223
   7.309% due 06/29/2009 (b)                            1,500,000      1,503,750
   8.00% due 04/15/2014 (a)(b)                         40,507,476     37,023,833
   11.00% due 01/11/2012 to 08/17/2040                  1,940,000      1,898,300
   12.25% due 03/06/2030                                6,055,000      6,297,200
                                                                   -------------
                                                                      52,261,844

BULGARIA - 0.20%
Republic of Bulgaria
   8.25% due 01/15/2015                                 1,850,000      2,154,788

COLOMBIA - 0.94%
Republic of Columbia
   8.125% due 05/21/2024                                2,640,000      2,138,400
   9.75% due 04/23/2009                                 2,625,000      2,795,625
   10.00% due 01/23/2012                                4,000,000      4,140,000
   10.375% due 01/28/2033                                  50,000         48,500
   10.75% due 01/15/2013                                  225,000        239,625
   11.75% due 02/25/2020                                  750,000        819,375
                                                                   -------------
                                                                      10,181,525

COSTA RICA - 0.07%
Republic of Costa Rica
   6.548% due 03/20/2014                                  150,000        128,250
   9.00% due 03/01/2011                                   575,000        602,312
                                                                   -------------
                                                                         730,562

DOMINICAN REPUBLIC - 0.07%
Government of Dominican Republic
   9.50% due 09/27/2006                                   975,000        721,500

ECUADOR - 0.93%
Republic of Ecuador
   6.00% due 08/15/2030 (b)                             2,700,000      1,930,500
   12.00% due 11/15/2012                                9,015,000      8,158,575
                                                                   -------------
                                                                      10,089,075

EL SALVADOR - 0.02%
Republic of El Salvador
   7.75% due 01/24/2023                                   250,000        260,000

MEXICO - 3.05%
Government of Mexico
   5.875% due 01/15/2014                               17,604,000     16,917,444
   6.375% due 01/16/2013                                3,970,000      3,962,060
   6.625% due 03/03/2015                                4,950,000      4,912,875
   7.50% due 04/08/2033                                 4,100,000      3,968,800
   8.30% due 08/15/2031                                   160,000        167,600
   8.375% due 01/14/2011 (a)                            2,810,000      3,175,300
                                                                   -------------
                                                                      33,104,079

MOROCCO - 0.96%
Kingdom of Morocco
   2.031% due 01/02/2009                                3,835,000      3,758,300
   2.031% due 01/01/2009 (b)                            6,818,182      6,681,818
                                                                   -------------
                                                                      10,440,118

PANAMA - 0.73%
Republic of Panama
   2.00% due 07/17/2014 to 07/17/2016 (b)               1,154,267      1,049,426
   8.875% due 09/30/2027                                  550,000        533,500
   9.375% due 01/16/2023 to 04/01/2029                  6,017,000      6,377,965
                                                                   -------------
                                                                       7,960,891

PERU - 0.53%
Republic of Peru
   5.00% due 03/07/2017 (b)                             2,525,250      2,146,463
   8.75% due 11/21/2033                                 1,600,000      1,404,800
   9.125% due 02/21/2012                                1,533,000      1,571,325
   9.875% due 02/06/2015                                  625,000        653,125
                                                                   -------------
                                                                       5,775,713

PHILIPPINES - 0.86%
Republic of Philippines
   9.375% due 01/18/2017                                  275,000        277,406
   10.625% due 03/16/2025                               8,750,000      9,056,250
                                                                   -------------
                                                                       9,333,656

RUSSIA - 3.57%
Government of Russia
   5.00% due 03/31/2030 (b)                            33,655,000     30,785,911
   11.00% due 07/24/2018                                5,330,000      6,722,995
   12.75% due 06/24/2028                                  825,000      1,203,568
                                                                   -------------
                                                                      38,712,474

SOUTH AFRICA - 0.13%
Republic of South Africa
   6.50% due 06/02/2014                                   700,000        707,000
   9.125% due 05/19/2009                                  550,000        638,688
                                                                   -------------
                                                                       1,345,688

TURKEY - 0.91%
Republic of Turkey
   11.00% due 01/14/2013                                5,200,000      5,668,000
   11.50% due 01/23/2012                                  250,000        280,000
   11.75% due 06/15/2010                                  475,000        532,000
   11.875% due 01/15/2030                               2,900,000      3,425,625
                                                                   -------------
                                                                       9,905,625

VENEZUELA - 0.57%
Republic of Venezuela
   2.0625% due 03/31/2007 (b)                             428,550        412,222
   5.375% due 08/07/2010                                7,010,000      5,548,415
   6.75% due 03/31/2020                                   300,000        264,000
                                                                   -------------
                                                                       6,224,637
                                                                   -------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $209,187,463)                                                $ 203,895,475
                                                                   -------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT       VALUE
                                                      -----------  -----------
CORPORATE BONDS - 74.31%

ADVERTISING - 0.40%
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                             $ 1,425,000  $   1,653,000
Vertis, Inc.
   9.75% due 04/01/2009                                 2,500,000      2,687,500
                                                                   -------------
                                                                       4,340,500

AEROSPACE - 0.91%
Alliant Techsystems, Inc.
   8.50% due 05/15/2011                                 2,750,000      2,970,000
DRS Technologies, Inc.
   6.875% due 11/01/2013                                3,000,000      2,925,000
Sequa Corp., Series B
   8.875% due 04/01/2008                                3,750,000      3,946,875
                                                                   -------------
                                                                       9,841,875

AGRICULTURE - 0.19%
Hines Nurseries, Inc.
   10.25% due 10/01/2011                                1,900,000      2,071,000

AIR TRAVEL - 0.27%
Continental Airlines, Inc.
   6.541% due 09/15/2008                                1,991,291      1,716,363
   6.80% due 07/02/2007                                 1,364,975      1,163,427
                                                                   -------------
                                                                       2,879,790

AMUSEMENT & THEME PARKS - 0.15%
Six Flags, Inc.
   9.625% due 06/01/2014                                1,650,000      1,641,750

APPAREL & TEXTILES - 0.63%
Levi Strauss & Company
   7.00% due 11/01/2006 (a)                             1,275,000      1,190,531
   11.625% due 01/15/2008 (a)                           1,300,000      1,274,000
   12.25% due 12/15/2012 (a)                            3,375,000      3,324,375
Simmons Company
   7.875% due 01/15/2014                                1,000,000      1,020,000
                                                                   -------------
                                                                       6,808,906

AUTO PARTS - 1.40%
ArvinMeritor, Inc.
   8.75% due 03/01/2012                                   865,000        938,525
CSK Auto, Inc.
   7.00% due 01/15/2014                                 3,150,000      3,000,375
Eagle-Picher, Inc.
   9.75% due 09/01/2013                                 3,000,000      3,225,000
Keystone Automotive Operations
   9.75% due 11/01/2013                                 3,400,000      3,638,000
Tenneco Automotive, Inc.
   11.625% due 10/15/2009 (a)                           1,700,000      1,827,500
TRW Automotive, Inc.
   9.375% due 02/15/2013                                2,302,000      2,595,505
                                                                   -------------
                                                                      15,224,905

BROADCASTING - 3.42%
Callahan Nordrhein Westfalen
   14.00% due 07/15/2010 #                              4,800,000        288,000
Charter Communications Holdings
   zero coupon, Step up to 11.75% on
     05/15/2006 due 05/15/2011                          4,525,000      2,929,937
Charter Communications Holdings
   zero coupon, Step up to 11.75% on
     1/15/2005 due 01/15/2010 (a)                         700,000        561,750
     8.625% due 04/01/2009 (a)                          1,500,000      1,196,250
     10.00% due 04/01/2009                              2,000,000      1,670,000
     10.75% due 10/01/2009                              1,850,000      1,554,000
Charter Communications Holdings LLC
     8.25% due 04/01/2007 (a)                           3,300,000      3,019,500
     10.25% due 01/15/2010 (a)                          5,900,000      4,867,500
Charter Communications Holdings,
   zero coupon, Step up to 13.50% on
     1/15/2006 due 01/15/2011                           1,900,000      1,391,750
CSC Holdings, Inc.
     7.25% due 07/15/2008 (a)                           3,100,000      3,131,000
     10.50% due 05/15/2016 (a)                            640,000        718,400
CSC Holdings, Inc., Series B
     8.125% due 07/15/2009 (a)                            320,000        332,800
Granite Broadcasting Corp.
     9.75% due 12/01/2010                               1,750,000      1,627,500
Nextmedia Operating, Inc.
     10.75% due 07/01/2011                              3,760,000      4,197,100
Salem Communications Holding Corp.
     9.00% due 07/01/2011                               1,963,000      2,129,855
Spanish Broadcasting Systems Inc.
     9.625% due 11/01/2009                              3,400,000      3,587,000
Telewest Communications PLC
     9.875% due 02/01/2010 #                              650,000        357,500
     9.875% due 04/15/2009 #                        GBP 3,345,000      2,653,068
Young Broadcasting, Inc.
     10.00% due 03/01/2011 (a)                        $   900,000        915,750
                                                                   -------------
                                                                      37,128,660

BUILDING MATERIALS & CONSTRUCTION - 0.11%
Brand Services, Inc.
     12.00% due 10/15/2012                              1,005,000      1,145,700

BUSINESS SERVICES - 1.03%
Cadmus Communications Corp.
     8.375% due 06/15/2014                              2,000,000      2,000,000
Encompass Services Corp.
     10.50% due 05/01/2009 #                            1,300,000            130
Interep National Radio Sales, Inc., Series B,
   Class A
     10.00% due 07/01/2008                              2,878,000      2,388,740
Invensys PLC
     9.875% due 03/15/2011                              2,350,000      2,338,250
Iron Mountain, Inc.
     7.75% due 01/15/2015                               1,821,000      1,807,343
     8.625% due 04/01/2013                              2,135,000      2,263,100
URS Corp. New
     12.25% due 05/01/2009 (a)                            310,000        330,150
                                                                   -------------
                                                                      11,127,713

CABLE AND TELEVISION - 1.91%
Atlantic Broadband Finance LLC
     9.375% due 01/15/2014                              4,325,000      4,087,125

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------  -------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION(CONTINUED)
Avalon Cable LLC
   11.875% due 12/01/2008                             $   381,277  $     404,154
Cablevision Systems Corp.
   5.66% due 04/01/2009 (a)                             2,750,000      2,818,750
   8.00% due 04/15/2012                                 1,775,000      1,748,375
Directv Holdings LLC
   8.375% due 03/15/2013                                3,670,000      4,059,937
Mediacom Broadband LLC
   11.00% due 07/15/2013 (a)                            2,750,000      2,928,750
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013 (a)                             1,000,000        965,000
Renaissance Media Group, LLC
   10.00% due 04/15/2008 (b)                              285,000        293,550
Vivendi Universal SA
   6.25% due 07/15/2008                                   550,000        585,932
   9.25% due 04/15/2010                                 2,390,000      2,824,860
                                                                   -------------
                                                                      20,716,433

CELLULAR COMMUNICATIONS - 4.16%
Alamosa Delaware, Inc.
   zero coupon, Step up to 12.00% on
   07/31/2005 due 07/31/2009                            1,256,000      1,212,040
   11.00% due 07/31/2010                                1,625,000      1,771,250
American Cellular Corp.
   10.00% due 08/01/2011                                  600,000        517,500
American Tower Corp.
   7.25% due 12/01/2011                                   500,000        501,250
   7.50% due 05/01/2012 (a)                             7,000,000      6,772,500
   9.375% due 02/01/2009 (a)                            1,750,000      1,868,125
Crown Castle International Corp.
   7.50% due 12/01/2013                                 2,825,000      2,810,875
   9.375% due 08/01/2011                                5,075,000      5,582,500
Nextel Communications, Inc.
   7.375% due 08/01/2015                               12,600,000     12,726,000
   9.50% due 02/01/2011                                   208,571        233,600
SBA Communications Corp.
   10.25% due 02/01/2009 (a)                            4,695,000      4,812,375
SBA Telecommunication / SBA Communications Corp.
   zero coupon, Step up to 9.75 % on
   12/15/2007 due 12/15/2011                            2,550,000      1,887,000
Ubiquitel Operating Company
   zero coupon, Step up to 14.00% on
   04/15/2005 due 04/15/2010 (a)                        2,450,000      2,425,500
   9.875% due 03/01/2011                                2,025,000      2,025,000
                                                                   -------------
                                                                      45,145,515

CHEMICALS - 5.58% Acetex Corp.
   10.875% due 08/01/2009                               4,840,000      5,299,800
Equistar Chemicals LP
   10.125% due 09/01/2008                               2,800,000      3,066,000
   10.625% due 05/01/2011                               1,260,000      1,398,600
Ethyl Corp.
   8.875% due 05/01/2010                                3,950,000      4,167,250
FMC Corp.
   7.75% due 07/01/2011                                   500,000        525,000
   10.25% due 11/01/2009                                2,150,000      2,472,500
Hercules Inc.
   6.75% due 10/15/2029                                 2,750,000      2,640,000
Huntsman Advanced Materials LLC
   11.00% due 07/15/2010                                2,975,000      3,354,312
Huntsman ICI Chemicals
   10.125% due 07/01/2009 (a)                           4,220,000      4,304,400
Huntsman ICI Chemicals,
   10.125% due 07/01/2009 EUR                           1,200,000      1,450,026
Huntsman International LLC
   9.875% due 03/01/2009 (a)                          $   415,000        448,200
ISP Chemco, Inc., Series B
   10.25% due 07/01/2011                                1,235,000      1,373,937
ISP Holdings, Inc., Series B
   10.625% due 12/15/2009                               4,195,000      4,614,500
Lyondell Chemical Company
   9.50% due 12/15/2008                                 1,600,000      1,668,000
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                                1,700,000      1,776,500
Lyondell Chemical Company, Series B
   9.875% due 05/01/2007                                1,400,000      1,463,000
Methanex Corp.
   8.75% due 08/15/2012 (a)                             2,250,000      2,531,250
Millennium America, Inc.
   7.00% due 11/15/2006 (a)                               890,000        914,475
   9.25% due 06/15/2008 (a)                             1,820,000      1,956,500
Nalco Company
   8.875% due 11/15/2013                                4,075,000      4,268,563
OM Group, Inc.
   9.25% due 12/15/2011                                   800,000        820,000
Pliant Corp.
   13.00% due 06/01/2010 (a)                              785,000        702,575
Rhodia SA
   7.625% due 06/01/2010 (a)                            2,950,000      2,669,750
   8.875% due 06/01/2011 (a)                            2,100,000      1,774,500
   10.25% due 06/01/2010 (a)                              550,000        555,500
Westlake Chemical Corp.
   8.75% due 07/15/2011                                 3,975,000      4,312,875
                                                                   -------------
                                                                      60,528,013

COMPUTERS & BUSINESS EQUIPMENT - 0.35%
Seagate Technology Holdings
   8.00% due 05/15/2009 (a)                             3,650,000      3,814,250

CONSTRUCTION MATERIALS - 0.56%
Associated Materials, Inc.
   zero coupon, Step up to 11.25% on
   03/1/2009 due 03/01/2014                             7,000,000      4,690,000
Atrium Companies, Inc.
   10.50% due 05/01/2009 (a)                            1,350,000      1,414,125
                                                                   -------------
                                                                       6,104,125

CONTAINERS & GLASS - 2.87%
Anchor Glass Container Corp.
   11.00% due 02/15/2013                                3,125,000      3,574,219

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------  -------------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS(CONTINUED)
Owens Brockway Glass Container
   8.75% due 11/15/2012                               $   935,000  $   1,014,475
Owens-Illinois, Inc., Series 2008
   7.35% due 05/15/2008 (a)                             1,025,000      1,022,437
Owens-Illinois, Inc., Series 2010
   7.50% due 05/15/2010 (a)                             3,910,000      3,831,800
Plastipak Holdings, Inc.
   10.75% due 09/01/2011                                5,795,000      6,229,625
Pliant Corp.
   13.00% due 06/01/2010 (a)                            1,760,000      1,575,200
Radnor Holdings, Inc.
   7.92% due 04/15/2009 (b)                             1,500,000      1,500,000
   11.00% due 03/15/2010 (a)                            2,750,000      2,337,500
Stone Container Corp.
   8.375% due 07/01/2012                                1,400,000      1,463,000
   9.75% due 02/01/2011                                 2,825,000      3,107,500
Tekni Plex, Inc., Series B
   12.75% due 06/15/2010 (a)                            3,116,000      2,991,360
Tekni-Plex, Inc.
   8.75% due 11/15/2013                                 2,625,000      2,506,875
                                                                   -------------
                                                                      31,153,991

COSMETICS & TOILETRIES - 0.61%
Jafra Cosmetics International, Inc.
   10.75% due 05/15/2011                                2,680,000      2,988,200
Playtex Products, Inc.
   9.375% due 06/01/2011 (a)                            3,750,000      3,646,875
                                                                   -------------
                                                                       6,635,075

CRUDE PETROLEUM & NATURAL GAS - 0.59%
Chesapeake Energy Corp.
   6.875% due 01/15/2016                                6,534,000      6,370,650
   8.125% due 04/01/2011                                      571            617
                                                                   -------------
                                                                       6,371,267

DOMESTIC OIL - 1.57%
Key Energy Services, Inc.
   8.375% due 03/01/2008                                4,225,000      4,372,875
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                                 5,060,000      5,566,000
Stone Energy Corp.
   8.25% due 12/15/2011                                 2,050,000      2,137,125
Swift Energy Company
   9.375% due 05/01/2012                                4,100,000      4,376,750
Westport Resources Corp.
   8.25% due 11/01/2011                                   535,000        605,219
                                                                   -------------
                                                                      17,057,969

DRUGS & HEALTH CARE - 0.20%
aaiPharma, Inc.
   11.00% due 04/01/2010 (a)                            2,550,000      2,129,250

ELECTRICAL EQUIPMENT - 0.63%
BRL Universal Equipment
   8.875% due 02/15/2008                                3,660,000      3,920,775
Wesco Distribution, Inc.
   9.125% due 06/01/2008 (a)                            2,850,000      2,931,937
                                                                   -------------
                                                                       6,852,712

ELECTRICAL UTILITIES - 4.38%
AES Corp.
   7.75% due 03/01/2014                                 2,850,000      2,739,562
   8.875% due 02/15/2011 (a)                              340,000        352,750
   9.375% due 09/15/2010 (a)                            3,420,000      3,646,575
   9.50% due 06/01/2009                                 1,175,000      1,255,781
Allegheny Energy Supply Company
   10.25% due 11/15/2007                                3,375,000      3,636,563
Calpine Corp.
   8.50% due 05/01/2008 to 07/15/2010 (a)              12,290,000      9,091,275
Calpine Generating Company LLC
   10.25% due 04/01/2011 (a)                            2,175,000      1,968,375
Edison Mission Energy
   7.73% due 06/15/2009                                 1,200,000      1,167,000
   9.875% due 04/15/2011                                2,400,000      2,502,000
   10.00% due 08/15/2008                                4,600,000      4,910,500
Mirant Americas Generation LLC
   8.30% due 05/01/2011 # (a)                           8,400,000      6,300,000
   8.50% due 10/01/2021 #                               2,275,000      1,706,250
Reliant Resources, Inc.
   9.25% due 07/15/2010 (a)                             4,500,000      4,803,750
   9.50% due 07/15/2013                                 3,200,000      3,448,000
                                                                   -------------
                                                                      47,528,381

ELECTRONICS - 0.22%
Muzak LLC/Muzak Finance Corp.
   9.875% due 03/15/2009 (a)                            3,120,000      2,402,400

ENERGY - 0.97%
NRG Energy, Inc.
   8.00% due 12/15/2013                                 8,100,000      8,181,000
Polypore, Inc.
   8.75% due 05/15/2012                                 2,300,000      2,397,750
                                                                   -------------
                                                                      10,578,750

FINANCIAL SERVICES - 1.72%
BCP Caylux Holdings Luxembourg SCA
   9.625% due 06/15/2014                                4,400,000      4,559,500
Inmarsat Finance PLC
   7.625% due 06/30/2012                                2,000,000      1,935,000
JSG Funding PLC
   9.625% due 10/01/2012                                   60,000         65,700
   10.125% due 10/01/2012                           EUR 2,675,000      3,523,977
Nexstar Finance Holdings LLC
   zero coupon, step up to 11.375% on
     04/01/2008 due 04/01/2013                        $ 2,525,000      1,805,375
Nexstar Finance, Inc.
   7.00% due 01/15/2014                                 1,700,000      1,606,500
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                                1,400,000      1,603,000
Ucar Finance, Inc.
   10.25% due 02/15/2012                                3,180,000      3,537,750
                                                                   -------------
                                                                      18,636,802

FOOD & BEVERAGES - 1.92%
Ahold Finance USA, Inc.
   8.25% due 07/15/2010                                 4,300,000      4,536,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------  -------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES(CONTINUED)
Ahold Lease
   8.62% due 01/02/2025                               $ 1,500,000  $   1,443,750
Del Monte Corp.
   8.625% due 12/15/2012                                  600,000        646,500
Delaware Monte Corp., Series B
   9.25% due 05/15/2011                                 1,775,000      1,939,187
Doane Pet Care Company
   9.75% due 05/15/2007 (a)                             4,650,000      4,289,625
   10.75% due 03/01/2010 (a)                              975,000      1,028,625
Dole Food, Inc.
   8.75% due 07/15/2013 (b)                             1,000,000      1,045,000
Nash Finch Company, Series B
   8.50% due 05/01/2008 (a)                             1,250,000      1,245,313
Pinnacle Foods Holding Corp.
   8.25% due 12/01/2013                                 4,050,000      3,908,250
Swift & Company
   10.125% due 10/01/2009                                 700,000        747,250
                                                                   -------------
                                                                      20,830,000

FOREST PRODUCTS - 0.63%
Tembec Industries, Inc.
   7.75% due 03/15/2012                                 1,270,000      1,225,550
   8.50% due 02/01/2011 (a)                             2,045,000      2,065,450
   8.625% due 06/30/2009 (a)                            3,450,000      3,493,125
                                                                   -------------
                                                                       6,784,125

FURNITURE & FIXTURES - 0.43%
Norcraft Company LP
   9.00% due 11/01/2011                                 4,425,000      4,668,375

GAS & PIPELINE UTILITIES - 3.11%
Dynegy Holdings, Inc.
   6.875% due 04/01/2011 (a)                            3,260,000      2,807,675
   7.625% due 10/15/2026                                  600,000        465,000
   8.75% due 02/15/2012 (a)                             1,200,000      1,140,000
   9.875% due 07/15/2010                                1,925,000      2,069,375
El Paso Corp.
   7.75% due 01/15/2032 (a)                             4,000,000      3,210,000
   7.80% due 08/01/2031 (a)                             5,200,000      4,173,000
   7.875% due 06/15/2012 (a)                            4,575,000      4,106,062
GulfTerra Energy Partners LP
   8.50% due 06/01/2010                                   561,000        610,088
   10.625% due 12/01/2012                               2,147,000      2,554,930
Northwest Pipeline Corp.
   8.125% due 03/01/2010                                  535,000        576,463
Southern Natural Gas Company
   8.875% due 03/15/2010                                1,180,000      1,289,150
Transcontinental Gas Pipe Line Corp.
   8.875% due 07/15/2012                                  935,000      1,056,550
Williams Companies, Inc.
   7.625% due 07/15/2019                                  700,000        673,750
   7.875% due 09/01/2021                                2,750,000      2,646,875
   8.625% due 06/01/2010                                  600,000        660,000
   8.75% due 03/15/2032                                 5,750,000      5,750,000
                                                                   -------------
                                                                      33,788,918

HEALTHCARE PRODUCTS - 1.25%
Dade Behring Holdings, Inc.
   11.91% due 10/03/2010                                1,868,787      2,139,761
Icon Health & Fitness
   11.25% due 04/01/2012                                1,000,000      1,090,000
Medex, Inc.
   8.875% due 05/15/2013                                2,000,000      2,110,000
VWR International, Inc.
   8.00% due 04/15/2014                                 4,000,000      4,100,000
WH Holdings/ WH Capital
   9.50% due 04/01/2011                                 4,000,000      4,160,000
                                                                   -------------
                                                                      13,599,761

HEALTHCARE SERVICES - 0.98%
Ameripath, Inc.
   10.50% due 04/01/2013 (a)                            4,100,000      4,141,000
Extendicare Health Services, Inc.
   9.50% due 07/01/2010 (a)                             2,000,000      2,220,000
Insight Health Services Corp.
   9.875% due 11/01/2011 (a)                            1,500,000      1,605,000
Omega Healthcare Investors, Inc.
   7.00% due 04/01/2014                                 2,825,000      2,669,625
                                                                   -------------
                                                                      10,635,625

HOMEBUILDERS - 0.30%
Schuler Homes, Inc.
   9.375% due 07/15/2009                                2,850,000      3,127,875
   10.50% due 07/15/2011 (a)                              150,000        171,188
                                                                   -------------
                                                                       3,299,063

HOTELS & RESTAURANTS - 4.02%
Buffets, Inc.
   11.25% due 07/15/2010                                3,500,000      3,657,500
Chumash Casino & Resort Enterprise
   9.00% due 07/15/2010                                 2,750,000      2,983,750

Coast Hotels and Casinos, Inc.
   9.50% due 04/01/2009                                 1,000,000      1,050,000
Felcor Lodging, LP
   8.50% due 06/01/2011                                 1,400,000      1,445,500
   10.00% due 09/15/2008 (b)                            1,179,000      1,243,845
Hilton Hotels Corp.
   7.95% due 04/15/2007                                 2,910,000      3,142,800
HMH Properties Inc., Series B
   7.875% due 08/01/2008                                    5,000          5,125
Inn of The Mountain Gods
   12.00% due 11/15/2010                                1,650,000      1,831,500
Kerzner International
   8.875% due 08/15/2011                                1,750,000      1,868,125
Meristar Hospitality Corp.
   9.00% due 01/15/2008 (a)                             1,075,000      1,085,750
MGM Mirage, Inc.
   8.375% due 02/01/2011 (a)                            3,575,000      3,735,875
Park Place Entertainment Corp.
   7.875% due 03/15/2010 (a)                            3,035,000      3,201,925
   9.375% due 02/15/2007                                2,175,000      2,362,594
Prime Hospitality Corp., Series B
   8.375% due 05/01/2012 (a)                            2,190,000      2,261,175

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------  -------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Sbarro, Inc.
   11.00% due 09/15/2009 (a)                          $ 3,500,000  $   3,062,500
Starwood Hotels & Resorts Worldwide, Inc.
   7.375% due 05/01/2007 (b)                            1,010,000      1,063,025
   7.875% due 05/01/2012                                4,675,000      5,002,250
Venetian Casino Resort LLC
   11.00% due 06/15/2010                                2,505,000      2,893,275
VIPCORP Restaurants, Inc.
   10.50% due 04/15/2011                                1,750,000      1,741,250
                                                                   -------------
                                                                      43,637,764

HOUSEHOLD APPLIANCES - 0.28%
Applica, Inc.
   10.00% due 07/31/2008                                3,050,000      3,080,500

HOUSEHOLD PRODUCTS - 0.93%
Resolution Performance Products, Inc.
   9.50% due 04/15/2010 (a)                               925,000        952,750
   13.50% due 11/15/2010 (a)                            3,900,000      3,636,750
Sealy Mattress Company
   8.25% due 06/15/2014                                 5,500,000      5,527,500
                                                                   -------------
                                                                      10,117,000

INDUSTRIAL MACHINERY - 0.54%
Case New Holland, Inc.
   9.25% due 08/01/2011                                 4,050,000      4,252,500
NMHG Holding Company
   10.00% due 05/15/2009                                1,425,000      1,567,500
                                                                   -------------
                                                                       5,820,000

INDUSTRIALS - 0.86%
Blount International, Inc.
   7.00% due 06/15/2005                                 1,475,000      1,504,500
Blount, Inc.
   13.00% due 08/01/2009                                2,450,000      2,624,562
Louisiana Pacific Corp.
   8.875% due 08/15/2010                                  265,000        307,400
NGC Corp.
   7.125% due 05/15/2018                                6,300,000      4,914,000
                                                                   -------------
                                                                       9,350,462

INTERNATIONAL OIL - 0.30%
Petronas Capital, Ltd.
   7.875% due 05/22/2022                                1,075,000      1,189,434
Vintage Petroleum, Inc.
   7.875% due 05/15/2011 (a)                            2,015,000      2,065,375
                                                                   -------------
                                                                       3,254,809

INTERNET CONTENT - 0.07%
Globix Corp.
   11.00% due 05/01/2008                                  523,241        470,917
PSINet, Inc.
   11.00% due 08/01/2009 #                              1,172,026         58,601
PSINet, Inc., Series B
   10.00% due 02/15/2005 #                              2,995,550        187,222
                                                                   -------------
                                                                         716,740

LEISURE TIME - 3.60%
Alliance Atlantis Communicatons, Inc.
   13.00% due 12/15/2009                                3,320,000      3,652,000
Argosy Gaming Company
   7.00% due 01/15/2014                                 3,000,000      2,925,000
Boyd Gaming Corp.
   6.75% due 04/15/2014                                 4,250,000      4,005,625
Cinemark, Inc.
   zero coupon, Step up to 9.75 on
     3/15/2009 due 03/15/2014                           6,550,000      4,273,875
Herbst Gaming, Inc.
   8.125% due 06/01/2012                                4,500,000      4,561,875
Horseshoe Gaming LLC, Series B
   8.625% due 05/15/2009                                5,350,000      5,577,375
Isle of Capri Casinos, Inc.
   7.00% due 03/01/2014                                 4,975,000      4,614,312
Pinnacle Entertainment Inc.
   8.75% due 10/01/2013 (a)                             2,525,000      2,506,063
Pinnacle Entertainment, Inc.
   8.25% due 03/15/2012                                 2,050,000      1,962,875
Seneca Gaming Corp.
   7.25% due 05/01/2012                                 2,325,000      2,322,094
Station Casinos, Inc.
   6.875% due 03/01/2016                                2,800,000      2,695,000
                                                                   -------------
                                                                      39,096,094

MANUFACTURING - 0.87%
Appleton Papers Inc.
   8.125% due 06/15/2011                                1,500,000      1,518,750
Koppers, Inc.
   9.875% due 10/15/2013                                2,275,000      2,491,125
Park-Ohio Industries, Inc.
   9.25% due 12/01/2007 (a)                             1,300,000      1,322,750
Trinity Industries, Inc.
   6.50% due 03/15/2014                                 4,500,000      4,095,000
                                                                   -------------
                                                                       9,427,625

MEDICAL-HOSPITALS - 2.22%
Genesis Healthcare Corp.
   8.00% due 10/15/2013                                 1,600,000      1,632,000
HCA, Inc.
   8.75% due 09/01/2010                                 3,440,000      3,928,009
Iasis Healthcare LLC
   8.75% due 06/15/2014                                 4,475,000      4,575,687
Psychiatric Solutions Inc.
   10.625% due 06/15/2013                               1,750,000      1,990,625
Tenet Healthcare Corp.
   6.50% due 06/01/2012                                 4,640,000      4,036,800
   7.375% due 02/01/2013 (a)                            3,975,000      3,597,375
   9.875% due 07/01/2014                                  125,000        127,187
Vanguard Health Systems, Inc.
   9.75% due 08/01/2011                                 3,925,000      4,248,813
                                                                   -------------
                                                                      24,136,496

METAL & METAL PRODUCTS - 0.82%
IMCO Recycling, Inc.
   10.375% due 10/15/2010                               3,900,000      4,212,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT          VALUE
                                                                -----------    ------------
CORPORATE BONDS (CONTINUED)

METAL & METAL PRODUCTS (CONTINUED)
Mueller Group, Inc.
    5.919% due 11/01/2011                                       $   900,000    $    936,000
    10.00% due 05/01/2012                                         1,850,000       1,924,000
Phelps Dodge Corp.
    8.75% due 06/01/2011                                          1,525,000       1,811,056
                                                                               ------------
                                                                                  8,883,056
MINING - 0.38%
Compass Minerals Group, Inc.
    10.00% due 08/15/2011                                         3,750,000       4,162,500

OFFICE FURNISHINGS & SUPPLIES - 0.42%
Interface, Inc.
    9.50% due 02/01/2014                                          1,550,000       1,542,250
    10.375% due 02/01/2010                                        2,700,000       3,010,500
                                                                               ------------
                                                                                  4,552,750
PAPER - 2.56%
Abitibi-Consolidated, Inc.
    8.85% due 08/01/2030                                          4,400,000       4,287,492
Appleton Papers, Inc.
    9.75% due 06/15/2014                                          1,725,000       1,729,312
Bowater Inc.
    9.50% due 10/15/2012                                          1,275,000       1,410,227
Bowater, Inc.
    6.50% due 06/15/2013 (a)                                      2,700,000       2,540,079
Buckeye Technologies, Inc.
    9.25% due 09/15/2008 (a)                                      4,350,000       4,263,000
Georgia Pacific Corp.
    8.875% due 02/01/2010                                         6,200,000       7,021,500
Newark Group, Inc.
    9.75% due 03/15/2014                                          2,000,000       1,915,000
Norske Skog Canada, Ltd.
    7.375% due 03/01/2014                                         3,000,000       2,902,500
Smurfit-Stone Container
    8.25% due 10/01/2012                                          1,650,000       1,716,000
                                                                               ------------
                                                                                 27,785,110
PETROLEUM SERVICES - 0.27%
Hanover Compressor Company
    9.00% due 06/01/2014                                            925,000         959,688
    11.00% due 03/31/2007                                         2,550,000       2,014,500
                                                                               ------------
                                                                                  2,974,188
PHARMACEUTICALS - 0.66%
Athena Neurosciences, Inc.
    7.25% due 02/21/2008                                          3,875,000       3,855,625
Valeant Pharmaceuticals
    7.00% due 12/15/2011                                          3,400,000       3,315,000
                                                                               ------------
                                                                                  7,170,625
PLASTICS - 0.40%
Berry Plastics Corp.
    10.75% due 07/15/2012                                         3,900,000       4,329,000

PUBLISHING - 1.69%
Dex Media East LLC
    12.125% due 11/15/2012                                        1,625,000       1,897,187
Dex Media West LLC
    8.50% due 08/15/2010 (a)                                        150,000         163,500
    9.875% due 08/15/2013                                         1,450,000       1,591,375
Dex Media, Inc.
    zero coupon, Step up to 9.00% on
       11/15/2008 due 11/15/2013                                  5,250,000       3,386,250
    zero coupon, Step up to 9.00% on
       11/15/2008 due 11/15/2013                                  3,000,000       1,935,000
Hollinger Participation Trust
    12.125% due 11/15/2010                                        3,775,868       4,398,886
Houghton Mifflin Company
    zero coupon, step up to 11.50% on
       10/15/2008 due 10/15/2013 (a)                              2,250,000       1,195,313
Mail-Well I Corp.
    7.875% due 12/01/2013                                         2,575,000       2,343,250
PEI Holdings Inc.
    11.00% due 03/15/2010                                           769,000         892,040
Yell Finance BV
    10.75% due 08/01/2011 (a)                                       488,000         562,420
                                                                               ------------
                                                                                 18,365,221
REAL ESTATE - 0.83%
CB Richard Ellis Services, Inc.
    11.25% due 06/15/2011 (a)                                     2,875,000       3,277,500
Host Marriott LP, REIT
    7.125% due 11/01/2013                                         2,000,000       1,960,000
    9.50% due 01/15/2007                                          1,050,000       1,147,125
Meristar Hospitality Operating Partnership
    LP, REIT
    10.50% due 06/15/2009 (a)                                     2,500,000       2,662,500
                                                                               ------------
                                                                                  9,047,125
RETAIL TRADE - 2.77%
Cole National Group, Inc.
    8.625% due 08/15/2007                                         1,625,000       1,641,250
Eye Care Centers of America, Inc.
    9.125% due 05/01/2008                                         3,525,000       3,560,250
Finlay Fine Jewelry Corp.
    8.375% due 06/01/2012                                         4,525,000       4,694,688
General Nutrition Companies, Inc.
    8.50% due 12/01/2010                                          3,500,000       3,631,250
Home Interiors & Gifts, Inc.
    10.125% due 06/01/2008                                        4,025,000       3,984,750
Jo Ann Stores, Inc.
    7.50% due 03/01/2012                                          4,200,000       4,116,000
Petco Animal Supplies, Inc.
    10.75% due 11/01/2011                                           625,000         700,000
Petro Stopping Centers LP/ Petro Financial
    Corp.
    9.00% due 02/15/2012                                          2,000,000       1,980,000
Rite Aid Corp.
    6.875% due 08/15/2013 (a)                                     1,480,000       1,361,600
    11.25% due 07/01/2008 (a)                                     2,700,000       2,976,750
Saks, Inc.
    7.00% due 12/01/2013                                            166,000         163,925

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH YIELD TRUST (CONTINUED)

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                    AMOUNT              VALUE
                                                               ----------------    ----------------
CORPORATE BONDS (CONTINUED)

RETAIL TRADE (CONTINUED)
Saks, Inc. (CONTINUED)
    9.875% due 10/01/2011                                      $      1,050,000    $      1,220,625
                                                                                   ----------------
                                                                                         30,031,088
SANITARY SERVICES - 0.75%
Allied Waste North America, Inc.
    7.375% due 04/15/2014                                               850,000             826,625
    7.875% due 04/15/2013                                             1,870,000           1,954,150
Allied Waste North America, Inc., Series B
    8.875% due 04/01/2008                                             4,925,000           5,392,875
                                                                                   ----------------
                                                                                          8,173,650
SEMICONDUCTORS - 0.41%
Amkor Technology, Inc.
    7.125% due 03/15/2011                                             1,625,000           1,523,437
    10.50% due 05/01/2009 (a)                                         2,750,000           2,887,500
                                                                                   ----------------
                                                                                          4,410,937
STEEL - 0.85%
AK Steel Corp.
    7.875% due 02/15/2009 (a)                                         4,925,000           4,604,875
Ispat Inland ULC
    9.75% due 04/01/2014                                              4,400,000           4,532,000
National Steel Corp., Series D
    9.875% due 03/01/2009 #                                           1,492,232              74,612
Republic Technology/ Republic
International
    Capital
    13.75% due 07/15/2009 #                                           1,315,000              13,150
                                                                                   ----------------
                                                                                          9,224,637
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 2.26%
Centennial Cellular Operating
Company, LLC
    10.75% due 12/15/2008 (a)                                           832,000             861,120
Insight Midwest LP
    9.75% due 10/01/2009                                              1,825,000           1,925,375
Insight Midwest LP/ Insight Capital
    10.50% due 11/01/2010                                               525,000             572,250
    10.50% due 11/01/2010 (a)                                           900,000             981,000
IPCS Escrow Company
    11.50% due 05/01/2012                                             2,000,000           2,050,000
Lucent Technologies, Inc.
    6.45% due 03/15/2029 (a)                                         11,750,000           9,076,875
Nortel Networks, Ltd.
       6.125% due 02/15/2006                                          4,425,000           4,447,125
Spectrasite, Inc.
    8.25% due 05/15/2010                                              4,455,000           4,588,650
                                                                                   ----------------
                                                                                         24,502,395
TELEPHONE - 2.10%
Cincinnati Bell, Inc.
    8.375% due 01/15/2014 (a)                                         3,250,000           2,892,500
NTL Cable PLC
    8.75% due 04/15/2014 (a)                                          1,950,000           1,998,750
Qwest Services Corp.
    13.50% due 12/15/2010                                             5,900,000           6,858,750
    14.00% due 12/15/2014                                             9,250,000          11,030,625
Rhythms NetConnections, Inc., Series B
    13.50% due 05/15/2008 #                                           4,499,132                 450
    14.00% due 02/15/2010 #                                           2,204,738                 220
                                                                                   ----------------
                                                                                         22,781,295
---------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $803,896,507)                                          $    806,502,666
---------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.25%
CA FM Lease Trust
    8.50% due 07/15/2017                                              2,499,494           2,766,140
---------------------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $2,656,656)                                                                  $      2,766,140
---------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 21.93%
State Street Navigator Securities
    Lending Prime Portfolio (c)                                $    203,532,170    $    203,532,170
United States Treasury Bills
    0.91% due 07/08/2004                                             34,431,000          34,424,918
---------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
    (Cost $237,957,088)                                                            $    237,957,088
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (HIGH YIELD TRUST)
    (COST $1,277,261,130) - 116.69%                                                $  1,266,441,566
LIABILITIES IN EXCESS OF OTHER ASSETS - (16.69)%                                       (181,157,913)
                                                                                   ----------------
TOTAL NET ASSETS - 100.00%                                                         $  1,085,283,653
                                                                                   ================

STRATEGIC BOND TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                               ---------------    ---------------
COMMON STOCKS - 0.42%

BROADCASTING - 0.14%
UnitedGlobalCom, Inc., Class A (a)                                     145,997    $     1,059,938

BUSINESS SERVICES - 0.01%
ContinentalAFA Dispensing Company *                                     25,862             37,500

COMPUTERS & BUSINESS EQUIPMENT - 0.00%
Axiohm Transaction Solutions *                                           8,111                 81

FINANCIAL SERVICES - 0.00%
Contifinancial Corp. Liquidating Trust (a)                           1,451,718             25,405

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.27%
NTL, Inc.                                                               21,970          1,265,912
Spectrasite, Inc. (a)                                                   16,797            725,966
                                                                                  ---------------
                                                                                        1,991,878
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $4,504,715)                                             $     3,114,802
-------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.08%

CELLULAR COMMUNICATIONS - 0.08%
Alamosa Holdings, Inc. (a)                                                 975            545,985

ELECTRICAL UTILITIES - 0.00%
TCR Holdings, Class B *                                                  3,003                  3

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                  SHARES OR
                                                                  PRINCIPAL
                                                                    AMOUNT              VALUE
                                                               ---------------    ---------------
PREFERRED STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
TCR Holdings, Class C *                                                  1,652    $             2
TCR Holdings, Class D *                                                  4,355                  4
TCR Holdings, Class E *                                                  9,009                  9
                                                                                  ---------------
                                                                                               18
-------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $1,071)                                              $       546,003
-------------------------------------------------------------------------------------------------
WARRANTS - 0.02%

CELLULAR COMMUNICATIONS - 0.02%
American Tower Escrow Corp. *                                              650            123,825

GOVERNMENT OF MEXICO - 0.00%
Mexican Value Recovery Right, Series B *                             1,000,000              3,500
Mexican Value Recovery Right, Series C *                             1,000,000                800
Mexican Value Recovery Right, Series D *                             1,000,000                800
Mexican Value Recovery Right, Series E *                             1,000,000                600
                                                                                  ---------------
                                                                                            5,700
REPUBLIC OF VENEZUELA - 0.00%
Republic of Venezuela
       (Expiration date 04/15/2020; strike
       price $26.00) *                                                  10,000                100

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
Leap Wireless International, Inc.
       (Expiration date 04/15/2010; strike
       price  $96.80) *                                                    370                  4
-------------------------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $ 47,311)                                                    $       129,629
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 14.14%

U.S. TREASURY BONDS - 1.87%
       5.25% due 11/15/2028 to
           02/15/2029 ***                                      $     8,250,000          8,085,159
       5.50% due 08/15/2028 ***                                      3,500,000          3,545,801
       6.125% due 08/15/2029 ***                                     2,000,000          2,200,000
                                                                                  ---------------
                                                                                       13,830,960

U.S. TREASURY NOTES - 12.27%
       3.125% due 04/15/2009 (a)                                    73,000,000         70,926,946
       4.00% due 02/15/2014 (a)                                     18,100,000         17,250,151
       5.875% due 11/15/2004 ***                                     2,500,000          2,539,452
                                                                                  ---------------
                                                                                       90,716,549
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $104,367,349)                                                              $   104,547,509
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.72%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 3.41%
       7.595% IO due 07/15/2006                                         26,253                268
       5.00% TBA **                                                 26,000,000         25,090,000
       8.00% due 05/01/2010                                             55,881             60,463
       8.50% due 05/01/2008                                             54,372             58,508
                                                                                  ---------------
                                                                                       25,209,239
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 23.28%
       4.50% TBA **                                                  7,000,000          6,545,000
       5.00% TBA **                                                 59,000,000         56,971,875
       5.50% TBA **                                                 53,000,000         52,735,000
       6.00% TBA **                                                 32,000,000         32,660,000
       6.50% due 10/01/2032                                          4,951,083          5,158,968
       7.00% TBA **                                                 14,000,000         14,761,250
       7.41% due 01/17/2013 (b)                                      1,992,436          2,036,304
       7.50% due 07/01/2030 to 02/01/2031                              383,165            410,672
       8.00% due 07/01/2027 to 08/01/2027                              480,126            525,851
       8.80% due 01/25/2019                                            284,529            311,190
       10.40% due 04/25/2019                                           105,047            118,671
                                                                                  ---------------
                                                                                      172,234,781
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.03%
       7.50% due 04/15/2022 to 02/15/2028                              189,829            205,005
-------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $ 195,422,560)                                                             $   197,649,025
-------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT OBLIGATIONS - 21.77%

ARGENTINA - 0.09%
Republic of Argentina
       2.063% due 03/31/2023 (b)                                      800, 000            404,000
       6.00% due 03/31/2023 # (b)                                     500, 000            256,250
                                                                                  ---------------
                                                                                          660,250
BRAZIL - 2.85%
Federative Republic of Brazil
      2.125% due 04/15/2012 (b)                                      4,729,430          3,954,985
      8.00% due 04/15/2014 (b)                                      13,932,508         12,734,312
      10.125% due 05/15/2027                                           685,000            609,650
      11.00% due 08/17/2040                                          2,000,000          1,885,000
      12.25% due 03/06/2030                                          1,825,000          1,898,000
                                                                                  ---------------
                                                                                       21,081,947
BULGARIA - 0.38%
Republic of Bulgaria
      2.00% due 07/28/2012 (b)                                       1,275,000          1,271,047
      8.25% due 01/15/2015                                           1,325,000          1,543,294
                                                                                  ---------------
                                                                                        2,814,341
COLOMBIA - 0.51%
Republic of Columbia
      8.125% due 05/21/2024                                            750,000            607,500
      8.375% due 02/15/2027                                            715,000            579,150
      10.00% due 01/23/2012                                            400,000            414,000
      10.375% due 01/28/2033                                           625,000            606,250
      10.75% due 01/15/2013                                          1,475,000          1,570,875
                                                                                  ---------------
                                                                                        3,777,775
ECUADOR - 0.39%
Republic of Ecuador
      12.00% due 11/15/2012                                          3,200,000          2,896,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT           VALUE
                                                               -------------    -------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
FINLAND - 1.27%
Republic of Finland
    5.75% due 02/23/2011                                       EUR 7,000,000    $   9,382,777

FRANCE - 2.01%
Government of France
    3.50% due 01/12/2008                                          12,100,000       14,821,542

GERMANY - 4.60%
Federal Republic of Germany
    4.25% due 02/15/2008                                          14,700,000       18,459,360
    5.25% due 01/04/2011                                          11,900,000       15,572,391
                                                                                -------------
                                                                                   34,031,751
ITALY - 0.27%
Republic of Italy
    5.804% due 10/25/2032                                      $   2,000,000        1,958,986

MALAYSIA - 0.12%
Government of Malaysia
    7.50% due 07/15/2011                                             800,000          904,000

MEXICO - 2.11%
Government of Mexico
    5.875% due 01/15/2014                                          4,343,000        4,173,623
    6.625% due 03/03/2015                                          3,025,000        3,002,313
    7.50% due 01/14/2012                                           2,000,000        2,155,000
    8.30% due 08/15/2031                                           4,850,000        5,080,375
    8.375% due 01/14/2011                                          1,075,000        1,214,750
                                                                                -------------
                                                                                   15,626,061
MOROCCO - 0.39%
Kingdom of Morocco
    2.031% due 01/01/2009 (b)                                      2,954,732        2,895,638

NETHERLANDS - 2.02%
Kingdom of Netherlands
    5.00% due 07/15/2011                                      EUR 11,600,000       14,967,860

PANAMA - 0.57%
Republic of Panama
    8.875% due 09/30/2027                                      $   4,025,000        3,904,250
    9.625% due 02/08/2011                                            300,000          332,250
                                                                                -------------
                                                                                    4,236,500
PERU - 0.24%
Republic of Peru
    5.00% due 03/07/2017 (b)                                         750,750          638,138
    9.125% due 02/21/2012                                            575,000          589,375
    9.875% due 02/06/2015                                            550,000          574,750
                                                                                -------------
                                                                                    1,802,263
PHILIPPINES - 0.61%
Republic of Philippines
    8.375% due 03/12/2009 (a)                                      2,450,000        2,548,000
    10.625% due 03/16/2025                                         1,900,000        1,966,500
                                                                                -------------
                                                                                    4,514,500
RUSSIA - 2.25%
Government of Russia
    5.00% due 03/31/2030 (b)                                      11,575,500       10,588,689
    8.25% due 03/31/2010                                           1,575,000        1,710,765
    11.00% due 07/24/2018                                          3,450,000        4,351,657
                                                                                -------------
                                                                                   16,651,111
TURKEY - 0.55%
Republic of Turkey
    6.50% due 03/15/2014                                           1,000,000        1,003,750
    11.00% due 01/14/2013                                          1,250,000        1,362,500
    11.50% due 01/23/2012                                            825,000          924,000
    12.375% due 06/15/2009                                           650,000          743,438
                                                                                -------------
                                                                                    4,033,688
VENEZUELA - 0.54%
Republic of Venezuela
    2.75% due 12/18/2007 (b)                                       2,166,586        2,062,373
    5.375% due 08/07/2010                                          1,075,000          853,335
    9.375% due 01/13/2034                                          1,250,000        1,056,250
                                                                                -------------
                                                                                    3,971,958
---------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $162,414,333)                                                             $ 161,028,948
---------------------------------------------------------------------------------------------
CORPORATE BONDS - 23.82%

ADVERTISING - 0.12%
RH Donnelley Finance Corp., Series I
    10.875% due 12/15/2012                                           750,000          870,000

AEROSPACE - 0.22%
Alliant Techsystems, Inc.
    8.50% due 05/15/2011                                             550,000          594,000
Argo Tech Corp
    9.25% due 06/01/2011                                             575,000          592,250
Sequa Corp.
    9.00% due 08/01/2009 (a)                                         425,000          451,562
                                                                                -------------
                                                                                    1,637,812
AIR TRAVEL - 0.08%
Continental Airlines, Inc.
    6.541% due 09/15/2008                                            417,024          359,448
    7.25% due 11/01/2005 (a)                                         275,000          234,406
                                                                                -------------
                                                                                      593,854
APPAREL & TEXTILES - 0.11%
Levi Strauss & Company
    7.00% due 11/01/2006 (a)                                         275,000          256,781
    11.625% due 01/15/2008 (a)                                       200,000          196,000
    12.25% due 12/15/2012                                            400,000          394,000
                                                                                -------------
                                                                                      846,781
AUTO PARTS - 0.22%
Eagle-Picher, Inc.
    9.75% due 09/01/2013                                             600,000          645,000
Keystone Automotive Operations
    9.75% due 11/01/2013                                             375,000          401,250
TRW Automotive, Inc.
    9.375% due 02/15/2013                                            535,000          603,213
                                                                                -------------
                                                                                    1,649,463

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------    -------------
CORPORATE BONDS (CONTINUED)

BANKING - 0.90%
Bank of America Corp.
    4.875% due 09/15/2012                                      $  1,775,000    $   1,729,491
Capital One Financial Corp.
    7.25% due 05/01/2006 (a)                                      1,250,000        1,326,286
Independence Community Bank Corp.
    3.50% due 06/20/2013 (b)                                      1,575,000        1,498,783
Standard Chartered Bank
    8.00% due 05/30/2031 ***                                      1,750,000        2,068,799
                                                                                ------------
                                                                                   6,623,359
BROADCASTING - 0.58%
Charter Communications Holdings
    zero coupon, Step up to 11.75% on
    05/15/2006 due 05/15/2011                                     1,575,000        1,019,813
Charter Communications Holdings
    zero coupon, Step up to 11.75% on
    1/15/2005 due 01/15/2010                                        500,000          401,250
    zero coupon, Step up to 12.125% on
    01/15/2007 due 01/15/2012                                       250,000          148,750
    8.625% due 04/01/2009 (a)                                       100,000           79,750
    10.00% due 05/15/2011 (a)                                       310,000          245,675
    10.75% due 10/01/2009                                           150,000          126,000
Charter Communications Holdings LLC
    8.25% due 04/01/2007 (a)                                        425,000          388,875
Charter Communications Holdings,
    zero coupon, Step up to 13.50% on
    1/15/2006 due 01/15/2011                                        300,000          219,750
CSC Holdings, Inc.
    10.50% due 05/15/2016 (a)                                       175,000          196,437
Nextmedia Operating, Inc.
    10.75% due 07/01/2011                                           450,000          502,313
Radio One, Inc.
    8.875% due 07/01/2011                                           525,000          572,906
Telewest Communications PLC
    zero coupon, Step up to 11.375% on
    02/01/2005 due 02/01/2010 # (a)                                 825,000          363,000
                                                                                ------------
                                                                                   4,264,519
BUILDING MATERIALS & CONSTRUCTION - 0.05%
Brand Services, Inc.
    12.00% due 10/15/2012                                           300,000          342,000

BUSINESS SERVICES - 0.35%
Cadmus Communications Corp.
    8.375% due 06/15/2014                                           575,000          575,000
Interep National Radio Sales, Inc., Series B,
    Class A
    10.00% due 07/01/2008                                           350,000          290,500
Iron Mountain, Inc.
    8.625% due 04/01/2013                                           550,000          583,000
Sensus Metering Systems, Inc.
    8.625% due 12/15/2013                                           750,000          720,000
Sitel Corp.
    9.25% due 03/15/2006                                            450,000          441,000
                                                                                ------------
                                                                                   2,609,500
CABLE AND TELEVISION - 1.01%
AOL Time Warner, Inc.
    7.625% due 04/15/2031 ****                                    1,125,000        1,217,409
Atlantic Broadband Finance LLC
    9.375% due 01/15/2014                                           800,000          756,000
Cablevision Systems Corp.
    5.66% due 04/01/2009 (a)                                        925,000          948,125
    8.00% due 04/15/2012                                            425,000          418,625
Cox Communications, Inc.
    7.75% due 11/01/2010                                          1,900,000        2,153,789
Directv Holdings LLC
    8.375% due 03/15/2013                                           725,000          802,031
Lodgenet Entertainment Corp.
    9.50% due 06/15/2013                                            600,000          655,500
Mediacom Broadband LLC
    11.00% due 07/15/2013 (a)                                       350,000          372,750
Mediacom LLC/Mediacom Capital Corp.
    9.50% due 01/15/2013 (a)                                        175,000          168,875
                                                                                ------------
                                                                                   7,493,104
CELLULAR COMMUNICATIONS - 1.31%
Alamosa Delaware, Inc.
    11.00% due 07/31/2010                                           508,000          553,720
American Cellular Corp.
    10.00% due 08/01/2011                                           100,000           86,250
American Tower Corp.
    7.50% due 05/01/2012 (a)                                         25,000           24,188
    9.375% due 02/01/2009 (a)                                       425,000          453,687
American Tower Escrow Corp.
    zero coupon due 08/01/2008                                      650,000          474,500
AT&T Broadband Corp.
    8.375% due 03/15/2013                                         1,150,000        1,350,037
AT&T Wireless Services, Inc.
    8.75% due 03/01/2031                                          1,150,000        1,402,044
Centennial Communications Corp.
    8.125% due 02/01/2014                                           750,000          695,625
Crown Castle International Corp.
    7.50% due 12/01/2013                                            425,000          422,875
    10.75% due 08/01/2011 (a)                                       565,000          632,800
Nextel Communications, Inc.
    7.375% due 08/01/2015                                         1,275,000        1,287,750
SBA Communications Corp.
    10.25% due 02/01/2009 (a)                                       975,000          999,375
SBA Telecommunication / SBA Communications
    Corp.
    zero coupon, Step up to 9.75 % on
       12/15/2007 due 12/15/2011                                    600,000          444,000
Ubiquitel Operating Company
    zero coupon, Step up to 14.00% on
       04/15/2005 due 04/15/2010                                    700,000          693,000
Western Wireless Corp.
    9.25% due 07/15/2013                                            200,000          206,000
                                                                                ------------
                                                                                   9,725,851
CHEMICALS - 1.29%
Borden Chemicals & Plastics Operating
    9.50% due 05/01/2005 #                                          525,000            5,250

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------    ------------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Equistar Chemicals LP
    10.625% due 05/01/2011                                     $    525,000    $    582,750
FMC Corp.
    10.25% due 11/01/2009                                           500,000         575,000
Huntsman Advanced Materials LLC
    11.00% due 07/15/2010                                           575,000         648,312
Huntsman ICI Chemicals
    10.125% due 07/01/2009 (a)                                      150,000         153,000
Huntsman International LLC
    9.875% due 03/01/2009                                           550,000         594,000
ISP Chemco, Inc., Series B
    10.25% due 07/01/2011                                           725,000         806,562
Lyondell Chemical Company
    11.125% due 07/15/2012                                          575,000         636,813
Lyondell Chemical Company, Series B
    9.875% due 05/01/2007                                            75,000          78,375
Methanex Corp.
    8.75% due 08/15/2012                                            475,000         534,375
Millennium America, Inc.
    9.25% due 06/15/2008                                            125,000         134,375
    9.25% due 06/15/2008 (a)                                        875,000         940,625
Potash Corp.
    4.875% due 03/01/2013                                         1,525,000       1,461,281
Rhodia SA
    7.625% due 06/01/2010 (a)                                       725,000         656,125
United Industries Corp.
    9.875% due 04/01/2009                                         1,000,000       1,040,000
Westlake Chemical Corp.
    8.75% due 07/15/2011                                            650,000         705,250
                                                                               ------------
                                                                                  9,552,093
COMPUTERS & BUSINESS EQUIPMENT - 0.07%
Seagate Technology Holdings
    8.00% due 05/15/2009 (a)                                        525,000         548,625

CONSTRUCTION MATERIALS - 0.09%
Associated Materials, Inc.
    zero coupon, Step up to 11.25% on
       03/1/2009 due 03/01/2014                                   1,000,000         670,000

CONTAINERS & GLASS - 0.39%
Anchor Glass Container Corp.
    11.00% due 02/15/2013                                           475,000         543,281
Plastipak Holdings, Inc.
    10.75% due 09/01/2011                                         1,000,000       1,075,000
Pliant Corp.
    11.125% due 09/01/2009                                           75,000          80,250
    13.00% due 06/01/2010 (a)                                       275,000         246,125
Radnor Holdings, Inc.
    11.00% due 03/15/2010 (a)                                       300,000         255,000
Tekni-Plex, Inc.
    8.75% due 11/15/2013                                            725,000         692,375
                                                                               ------------
                                                                                  2,892,031
COSMETICS & TOILETRIES - 0.09%
Jafra Cosmetics International, Inc.
    10.75% due 05/15/2011                                           600,000         669,000

DOMESTIC OIL - 1.20%
Devon Financing Corp., ULC
    6.875% due 09/30/2011                                         1,200,000       1,306,388
Forest Oil Corp.
    8.00% due 12/15/2011 (a)                                        825,000         884,813
Key Energy Services, Inc.
    8.375% due 03/01/2008                                           550,000         569,250
Magnum Hunter Resources, Inc.
    9.60% due 03/15/2012                                            975,000       1,072,500
Plains Exploration & Production Company
    7.125% due 06/15/2014                                           600,000         610,500
Precision Drilling Corp.
    5.625% due 06/01/2014                                         2,150,000       2,162,517
Pride International, Inc.
    10.00% due 06/01/2009 (a)                                       150,000         158,250
Stone Energy Corp.
    8.25% due 12/15/2011                                            750,000         781,875
Valero Energy Corp.
    4.75% due 06/15/2013 ***                                      1,425,000       1,339,939
                                                                               ------------
                                                                                  8,886,032
DRUGS & HEALTH CARE - 0.34%
aaiPharma, Inc.
    11.00% due 04/01/2010 (a)                                       575,000         480,125
Humana, Inc.
    6.30% due 08/01/2018                                          2,050,000       2,027,309
                                                                               ------------
                                                                                  2,507,434
ELECTRICAL EQUIPMENT - 0.16%
BRL Universal Equipment
    8.875% due 02/15/2008                                           500,000         535,625
Wesco Distribution, Inc.
    9.125% due 06/01/2008 (a)                                       650,000         668,687
                                                                               ------------
                                                                                  1,204,312
ELECTRICAL UTILITIES - 1.72%
AES Corp.
    7.75% due 03/01/2014                                            300,000         288,375
    9.375% due 09/15/2010 (a)                                       600,000         639,750
Allegheny Energy Supply Company
    10.25% due 11/15/2007                                           750,000         808,125
Appalachian Power Company
    5.95% due 05/15/2033                                          2,350,000       2,166,881
Calpine Corp.
    8.50% due 05/01/2008 to 07/15/2010 (a)                        1,500,000       1,115,625
Calpine Generating Company LLC
    10.25% due 04/01/2011 (a)                                       350,000         316,750
Edison Mission Energy
    9.875% due 04/15/2011                                         1,125,000       1,172,812
Entergy Gulf States
    6.20% due 07/01/2033                                          1,800,000       1,659,973
Mirant Americas Generation LLC
    8.30% due 05/01/2011 #                                        1,000,000         750,000
    9.125% due 05/01/2031 #                                         650,000         487,500
Pinnacle West Capital Corp.
    6.40% due 04/01/2006                                          2,100,000       2,207,153
Reliant Resources, Inc.
    9.25% due 07/15/2010                                            350,000         373,625

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------    ------------
CORPORATE BONDS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Reliant Resources (continued)
    9.50% due 07/15/2013                                       $    650,000    $    700,375
                                                                               ------------
                                                                                 12,686,944
ELECTRONICS - 0.35%
L 3 Communications Corp.
    7.625% due 06/15/2012                                         1,175,000       1,239,625
Motors & Gears, Inc., Series D
    10.75% due 11/15/2006                                         1,000,000         850,000
Muzak LLC/Muzak Finance Corp.
    9.875% due 03/15/2009 (a)                                       625,000         481,250
                                                                               ------------
                                                                                  2,570,875
ENERGY - 0.58%
Duke Energy Company
    4.20% due 10/01/2008                                          2,150,000       2,112,328
El Paso Energy
    7.375% due 12/15/2012 (a)                                     1,200,000       1,041,000
NRG Energy, Inc.
    8.00% due 12/15/2013                                          1,100,000       1,111,000
                                                                               ------------
                                                                                  4,264,328
FINANCIAL SERVICES - 3.18%
BCP Caylux Holdings Luxembourg SCA
    9.625% due 06/15/2014                                           450,000         466,312
CIT Group, Inc.
    7.75% due 04/02/2012                                          1,800,000       2,052,812
Corporacion Andina de Fomento
    6.875% due 03/15/2012                                         2,000,000       2,150,012
Countrywide Home Loan
    4.00% due 03/22/2011                                          2,625,000       2,448,338
Ford Motor Credit Company
    7.875% due 06/15/2010                                         1,000,000       1,088,063
General Electric Capital Corp., MTN, Series A
    6.00% due 06/15/2012                                          3,150,000       3,324,157
General Motors Acceptance Corp.
    6.875% due 09/15/2011                                         1,400,000       1,435,416
Household Finance Corp.
    6.75% due 05/15/2011                                          2,100,000       2,294,884
International Lease Finance Corp.
    4.375% due 11/01/2009                                         1,750,000       1,719,788
J.P. Morgan Chase & Company
    6.625% due 03/15/2012                                         2,140,000       2,313,997
MBNA Corp.
    4.625% due 09/15/2008                                         2,085,000       2,091,691
Morgan Stanley Dean Witter
    6.60% due 04/01/2012                                          1,850,000       1,991,643
Yell Finance BV
    zero coupon, Step up to 13.50% on
       08/01/2006 due 08/01/2011                                    176,000         165,440
                                                                               ------------
                                                                                 23,542,553
FOOD & BEVERAGES - 0.38%
Ahold Lease USA, Inc.
    7.82% due 01/02/2020                                            141,859         140,086
Del Monte Corp.
    8.625% due 12/15/2012                                           525,000         565,687
Doane Pet Care Company
    9.75% due 05/15/2007 (a)                                        700,000         645,750
    10.75% due 03/01/2010 (a)                                       125,000         131,875
Kraft Foods, Inc.
    5.625% due 11/01/2011                                           750,000         762,970
Pinnacle Foods Holding Corp.
    8.25% due 12/01/2013                                            600,000         579,000
                                                                               ------------
                                                                                  2,825,368
FOREST PRODUCTS - 0.15%
Tembec Industries, Inc.
    8.625% due 06/30/2009                                         1,075,000       1,088,438

GAS & PIPELINE UTILITIES - 0.75%
Dynegy Holdings, Inc.
    9.875% due 07/15/2010                                         1,425,000       1,531,875
El Paso Corp.
    7.875% due 06/15/2012 (a)                                       425,000         381,438
United Utilities PLC
    4.55% due 06/19/2018 ***                                      2,400,000       2,049,746
Williams Companies, Inc.
    7.625% due 07/15/2019                                           100,000          96,250
    7.875% due 09/01/2021                                           950,000         914,375
    8.625% due 06/01/2010                                           300,000         330,000
    8.75% due 03/15/2032                                            250,000         250,000
                                                                               ------------
                                                                                  5,553,684
HEALTHCARE PRODUCTS - 0.24%
Icon Health & Fitness
    11.25% due 04/01/2012                                           450,000         490,500
Medical Device Manufacturing, Inc.
    10.00% due 07/15/2012                                           575,000         586,500
VWR International, Inc.
    8.00% due 04/15/2014                                            700,000         717,500
                                                                               ------------
                                                                                  1,794,500
HEALTHCARE SERVICES - 0.19%
Ameripath, Inc.
    10.50% due 04/01/2013                                           700,000         707,000
Extendicare Health Services, Inc.
    9.50% due 07/01/2010                                            500,000         555,000
Insight Health Services Corp.
    9.875% due 11/01/2011                                           150,000         160,500
                                                                               ------------
                                                                                  1,422,500
HOTELS & RESTAURANTS - 0.71%
Carrols Corp.
    9.50% due 12/01/2008                                            550,000         569,250
Courtyard By Marriott II, LP
    10.75% due 02/01/2008 (a)                                       600,000         601,500
Felcor Lodging, LP
    10.00% due 09/15/2008 (b)                                       196,000         206,780
HMH Properties Inc., Series B
    7.875% due 08/01/2008                                           414,000         424,350
Host Marriot LP
    8.375% due 02/15/2006                                           100,000         105,500
John Q Hammons Hotels LP
    8.875% due 05/15/2012                                           600,000         651,000

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------    ------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Kerzner International
    8.875% due 08/15/2011                                      $    450,000    $    480,375
Park Place Entertainment Corp.
    8.125% due 05/15/2011                                            25,000          26,531
    8.875% due 09/15/2008                                            50,000          54,250
    9.375% due 02/15/2007                                           650,000         706,063
Sbarro, Inc.
    11.00% due 09/15/2009 (a)                                       950,000         831,250
Turning Stone Casino Resort
    9.125% due 12/15/2010                                           250,000         261,250
Venetian Casino Resort LLC
    11.00% due 06/15/2010                                           300,000         346,500
                                                                               ------------
                                                                                  5,264,599
HOUSEHOLD APPLIANCES - 0.03%
Applica, Inc.
    10.00% due 07/31/2008                                           184,000         185,840
Flooring America, Inc. Series B
    9.25% due 10/15/2007 #                                          369,000              37
                                                                               ------------
                                                                                    185,877
HOUSEHOLD PRODUCTS - 0.23%
Resolution Performance Products, Inc.
    13.50% due 11/15/2010 (a)                                       875,000         815,938
Sealy Mattress Company
    8.25% due 06/15/2014                                            850,000         854,250
                                                                               ------------
                                                                                  1,670,188
INDUSTRIAL MACHINERY - 0.28%
Case New Holland, Inc.
    9.25% due 08/01/2011                                             75,000          78,750
Flowserve Corp.
    12.25% due 08/15/2010 (a)                                       775,000         877,687
NMHG Holding Company
    10.00% due 05/15/2009                                         1,000,000       1,100,000
                                                                               ------------
                                                                                  2,056,437
INDUSTRIALS - 0.12%
Blount, Inc.
    13.00% due 08/01/2009                                           850,000         910,562

INTERNATIONAL OIL - 0.50%
Nexen, Inc.
    5.05% due 11/20/2013                                          2,175,000       2,085,938
Petronas Capital, Ltd.
    7.00% due 05/22/2012                                          1,050,000       1,144,818
Vintage Petroleum, Inc.
    7.875% due 05/15/2011                                           425,000         435,625
                                                                               ------------
                                                                                  3,666,381
LEISURE TIME - 0.36%
Boyd Gaming Corp.
    6.75% due 04/15/2014                                            700,000         659,750
Cinemark, Inc.
    zero coupon, Step up to 9.75 on
       3/15/2009 due 03/15/2014                                     725,000         473,062
Equinox Holdings, Inc.
    9.00% due 12/15/2009                                            575,000         572,125
Pinnacle Entertainment, Inc.
    8.25% due 03/15/2012                                          1,000,000         957,500
                                                                               ------------
                                                                                  2,662,437
MANUFACTURING - 0.08%
Trinity Industries, Inc.
    6.50% due 03/15/2014                                            625,000         571,875

MEDICAL-HOSPITALS - 0.40%
Genesis Healthcare Corp.
    8.00% due 10/15/2013                                            425,000         433,500
Iasis Healthcare LLC
    8.75% due 06/15/2014                                            225,000         230,062
Tenet Healthcare Corp.
    6.50% due 06/01/2012                                            525,000         456,750
    6.875% due 11/15/2031                                           325,000         255,125
    7.375% due 02/01/2013 (a)                                       200,000         181,000
    9.875% due 07/01/2014                                           125,000         127,188
Vanguard Health Systems, Inc.
    9.75% due 08/01/2011                                            787,000         851,928
Vicar Operating, Inc.
    9.875% due 12/01/2009                                           375,000         412,500
                                                                               ------------
                                                                                  2,948,053
METAL & METAL PRODUCTS - 0.34%
IMCO Recycling, Inc.
    10.375% due 10/15/2010                                          550,000         594,000
Mueller Group, Inc.
    10.00% due 05/01/2012                                           500,000         520,000
WMC Finance USA, Ltd.
    5.125% due 05/15/2013                                         1,425,000       1,368,808
                                                                               ------------
                                                                                  2,482,808
MINING - 0.08%
Compass Minerals Group, Inc.
    10.00% due 08/15/2011                                           500,000         555,000

OFFICE FURNISHINGS & SUPPLIES - 0.06%
Tempur-Pedic/Tempur Products
    10.25% due 08/15/2010                                           423,000         476,933

PAPER - 0.89%
Abitibi-Consolidated, Inc.
    8.85% due 08/01/2030                                            500,000         487,215
Appleton Papers, Inc.
    9.75% due 06/15/2014                                            575,000         576,437
Bowater Canada Finance Corp.
    7.95% due 11/15/2011                                            450,000         464,840
Bowater, Inc.
    6.50% due 06/15/2013 (a)                                        275,000         258,712
Buckeye Technologies, Inc.
    8.00% due 10/15/2010 (a)                                        500,000         458,750
    9.25% due 09/15/2008 (a)                                        250,000         245,000
Domtar, Inc.
    5.375% due 12/01/2013 (a)                                     1,800,000       1,711,620
Norske Skog Canada, Ltd.
    8.625% due 06/15/2011                                           675,000         715,500
Smurfit Capital Funding PLC
    7.50% due 11/20/2025                                            500,000         467,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------    ------------
CORPORATE BONDS (CONTINUED)

PAPER (CONTINUED)
Smurfit-Stone Container
    8.25% due 10/01/2012                                       $  1,125,000    $  1,170,000
                                                                               ------------
                                                                                  6,555,574
PETROLEUM SERVICES - 0.06%
Hanover Compressor Company
    11.00% due 03/31/2007                                           575,000         454,250

PHARMACEUTICALS - 0.06%
Athena Neurosciences, Inc.
    7.25% due 02/21/2008                                            450,000         447,750

PLASTICS - 0.14%
Applied Extrusion Technologies, Inc.
    10.75% due 07/01/2011 (a)                                       325,000         211,250
Berry Plastics Corp.
    10.75% due 07/15/2012                                           775,000         860,250
                                                                               ------------
                                                                                  1,071,500
POLLUTION CONTROL - 0.00%
Safety-Kleen Services, Inc.
    9.25% due 06/01/2008                                          1,000,000           2,500

PUBLISHING - 0.38%
Dex Media East LLC
    12.125% due 11/15/2012                                          500,000         583,750
Dex Media West LLC
    8.50% due 08/15/2010                                            375,000         408,750
    9.875% due 08/15/2013                                           225,000         246,937
Dex Media, Inc.
    zero coupon, Step up to 9.00% on
       11/15/2008 due 11/15/2013                                    500,000         322,500
Hollinger Participation Trust
    12.125% due 11/15/2010                                          375,000         436,875
Houghton Mifflin Company
    zero coupon, step up to 11.50% on
       10/15/2008 due 10/15/2013 (a)                                375,000         199,219
Mail-Well I Corp.
    7.875% due 12/01/2013                                           475,000         432,250
    9.625% due 03/15/2012                                           175,000         188,125
                                                                               ------------
                                                                                  2,818,406
REAL ESTATE - 0.25%
Boston Properties, Ltd. REIT
    6.25% due 01/15/2013                                          1,450,000       1,520,732
Meristar Hospitality Operating Partnership
    LP, REIT
    10.50% due 06/15/2009 (a)                                       275,000         292,875
                                                                               ------------
                                                                                  1,813,607
RETAIL GROCERY - 0.16%
Safeway, Inc.
    7.25% due 02/01/2031 (a)                                      1,150,000       1,211,679

RETAIL TRADE - 0.78%
Cole National Group, Inc.
    8.875% due 05/15/2012                                           650,000         693,875
Eye Care Centers of America, Inc.
    9.125% due 05/01/2008                                           700,000         707,000
FTD, Inc.
    7.75% due 02/15/2014                                            600,000         556,500
Home Interiors & Gifts, Inc.
    10.125% due 06/01/2008                                        1,125,000       1,113,750
Limited Brands, Inc.
    6.95% due 03/01/2033                                          1,450,000       1,518,605
Petco Animal Supplies, Inc.
    10.75% due 11/01/2011                                           450,000         504,000
Rite Aid Corp.
    11.25% due 07/01/2008 (a)                                       425,000         468,563
Winsloew Furniture, Inc.
    12.75% due 08/15/2007                                           230,000         189,750
                                                                               ------------
                                                                                  5,752,043
SANITARY SERVICES - 0.18%
Allied Waste North America, Inc.
    7.375% due 04/15/2014                                           625,000         607,812
Allied Waste North America, Inc., Series B
    8.875% due 04/01/2008                                           325,000         355,875
    9.25% due 09/01/2012                                            325,000         364,000
                                                                               ------------
                                                                                  1,327,687
SEMICONDUCTORS - 0.08%
Amkor Technology, Inc.
    7.75% due 05/15/2013                                            125,000         118,437
    10.50% due 05/01/2009                                           450,000         472,500
                                                                               ------------
                                                                                    590,937
STEEL - 0.18%
AK Steel Corp.
    7.875% due 02/15/2009 (a)                                       875,000         818,125
Ispat Inland ULC
    9.75% due 04/01/2014                                            500,000         515,000
                                                                               ------------
                                                                                  1,333,125
TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.33%
Insight Midwest LP/ Insight Capital
    10.50% due 11/01/2010 (a)                                       585,000         637,650
Insight Midwest LP/ Insight Capital, Inc.
    9.75% due 10/01/2009 (a)                                         50,000          52,750
IPCS Escrow Company
    11.50% due 05/01/2012                                           175,000         179,375
Lucent Technologies, Inc.
    6.45% due 03/15/2029 (a)                                      1,525,000       1,178,063
Spectrasite, Inc.
    8.25% due 05/15/2010                                            400,000         412,000
                                                                               ------------
                                                                                  2,459,838
TELEPHONE - 0.68%
Cincinnati Bell, Inc.
    8.375% due 01/15/2014 (a)                                       750,000         667,500
Qwest Corp.
    8.875% due 03/15/2012                                           300,000         324,000
Qwest Services Corp.
    13.50% due 12/15/2010                                         1,525,000       1,772,813

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                SHARES OR
                                                                PRINCIPAL
                                                                  AMOUNT           VALUE
                                                               ------------    ------------
CORPORATE BONDS (CONTINUED)

TELEPHONE (CONTINUED)
Sprint Capital Corp.
       8.375% due 03/15/2012 ***                               $  2,000,000   $  2,298,658
                                                                              ------------
                                                                                 5,062,971
TRANSPORTATION - 0.25%
Holt Group, Inc.
       9.75% due 01/15/2006 #                                     1,000,000          1,250
Horizon Lines LLC
       9.00% due 11/01/2012                                         300,000        300,000
Union Pacific Corp.
       3.625% due 06/01/2010                                      1,675,000      1,575,187
                                                                              ------------
                                                                                 1,876,437
TRUCKING & FREIGHT - 0.09%
Terex Corp.
       10.375% due 04/01/2011 (a)                                   575,000        641,125
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $176,212,859)                                     $176,205,539
------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.62%
Commerce 2003-Fl9 E
       2.24% due 11/15/2015 (b)                                   1,510,000      1,510,317
Commercial Mortgage Asset Trust, Series
       1999-C1
       7.35% due 08/17/2013 (b)                                   1,325,000      1,497,360
Commercial Mortgage, Series 2001-J2A
       5.447% due 07/16/2034                                      1,711,391      1,746,633
First Boston Mortgage Securities Corp. Strip,
       Series D, Class I-O
       10.965% due 05/25/2017 (b)                                   129,264         35,181
First Union National Bank Commercial Mortgage
       0.5329% due 05/17/2032 (b)                                65,439,357      2,025,525
GMAC Commercial Mortgage Security, Inc.
       3.91% due 01/11/2014 (b)                                   1,173,658      1,172,191
Green Tree Financial Corp., Series 1997-6,
       Class A8
       7.07% due 01/15/2029 (b)                                   5,031,919      5,276,127
Merit Securities Corp.
       2.60% due 09/28/2032 (b)                                   3,525,000      3,381,557
Structured Asset Security Corp.
       2.30% due 08/25/2032 (b)***                                2,700,000      2,713,667
------------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $19,001,918)                                                            $ 19,358,558
------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 3.73%
Airplane Pass Through Trust, Series 1, Class D
       10.875% due 03/15/2019 #                                   1,481,550         14,816
Argent Nim Trust
       4.70% due 07/25/2034                                       2,910,000      2,907,311
Asset Backed Securities Corp.
       3.14% due 04/15/2033 (b)                                   2,000,000      2,029,435
Bayview Financial Acquisition Trust, Series
       2001-CA, Class M3
       2.55% due 08/25/2036 (b)                                   3,000,000      3,031,875
Bear Stearns Asset Backed Securities
       6.50% due 01/25/2034                                         883,714        892,109
Countrywide Asset Backed Certificates
       2.55% due 06/25/2034 (b)                                   1,900,000      1,900,000
First Consumer Master Trust
       1.41% due 09/15/2008 (b)                                   1,779,542      1,634,253
First Consumers Master Trust
       5.80% due 12/15/2005                                         249,062        247,989
Independence II CDO, Ltd.
       3.68% due 08/07/2036 (b)                                     857,147        188,572
Metris Master Trust
       2.00% due 07/21/2008 (b)                                   1,575,000      1,575,327
       2.36% due 11/20/2009 (b)                                   2,305,000      2,124,920
       2.68% due 08/20/2008 (b)                                     630,000        624,912
Mid State Trust VI, Class A
       7.34% due 07/01/2035                                       4,235,572      4,444,115
Novastar Mortgage Funding Trust
       2.065% due 06/25/2034 (b)                                  1,430,000      1,432,055
       2.725% due 02/25/2034                                        650,000        665,965
Residential Asset Securities Corp.
       2.20% due 04/25/2032 (b)                                   1,500,000      1,508,194
Sail Net Interest Margin Notes
       5.00% due 04/27/2034                                       1,923,586      1,918,162
       6.75% due 11/27/2033                                         403,583        402,218
Varick Structured Asset Fund, Ltd.
       2.56% due 11/01/2035 # (b)***                              2,000,000         60,000
------------------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(Cost $30,005,757)                                                            $ 27,602,228
------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 47.81%
Beethoven Funding Corp.
       1.25% due 07/15/2004 ***                                $ 12,670,000   $ 12,663,841
DaimlerChrysler AG
       1.34% due 07/15/2004 ***                                   8,835,000      8,830,396
Federal Home Loan Bank Discount Notes
       1.25% due 07/01/2004                                      66,946,000     66,946,000
Four Winds Funding Corp.
       1.28% due 07/15/2004 ***                                   8,835,000      8,830,602
Galleon Capital Corp.
       1.23% due 07/14/2004 ***                                   5,653,000      5,650,489
General Motors Acceptance Corp.
       1.35% due 07/15/2004 ***                                   8,835,000      8,830,362
Giro Multi Funding Corp.
       1.24% due 07/14/2004 ***                                  17,670,000     17,662,088
Hannover Funding Company LLC
       1.23% due 07/15/2004 ***                                  17,670,000     17,661,548
Nieuw Amsterdam Receivables
       1.22% due 07/15/2004 ***                                  17,670,000     17,661,616
Regency Markets Number 1 LLC
       1.24% due 07/14/2004 ***                                  17,670,000     17,662,088
State Street Navigator Securities Lending
       Prime Portfolio (c)                                      120,431,175    120,431,175
Surrey Funding Corp.
       1.23% due 07/14/2004 ***                                  16,483,000     16,475,679
Tasman Funding, Inc.
       1.24% due 07/15/2004 ***                                  16,670,000     16,661,961

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
SHORT TERM INVESTMENTS (CONTINUED)
Victory Receivable Corp.
       1.25% due 07/15/2004 ***                                $    17,670,000    $    17,661,410
-------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $ 353,629,255)                                                              $   353,629,255
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (STRATEGIC BOND TRUST)
   (COST  $1,045,607,128) - 141.13%                                               $ 1,043,811,496
LIABILITIES IN EXCESS OF OTHER ASSETS - (41.13)%                                     (304,183,908)
                                                                                  ---------------
TOTAL NET ASSETS - 100.00%                                                        $   739,627,588
                                                                                  ===============

STRATEGIC INCOME TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
COMMON STOCKS - 0.82%
MINING - 0.82%
Newmont Mining Corp.                                                     1,500    $        58,140
Pan American Silver Corp. * * (a)                                        2,100             27,615
                                                                                  ---------------
                                                                                           85,755
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $ 81,760)                                               $        85,755
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 14.14%
U.S. TREASURY BONDS - 6.27%
       5.375% due 02/15/2031 (a)                               $       200,000            201,711
       8.125% due 08/15/2019                                           350,000            458,391
                                                                                  ---------------
                                                                                          660,102
U.S. TREASURY NOTES - 7.87%
       6.125% due 08/15/2007 ****                                      475,000            515,320
       6.50% due 08/15/2005                                            300,000            314,367
                                                                                  ---------------
                                                                                          829,687
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $ 1,500,246)                                                            $     1,489,789
-------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 54.77%

AUSTRALIA - 3.56%
Commonwealth of Australia
       7.50% due 09/15/2009                                  AUD       500,000            375,114

BRAZIL - 2.82%
Federative Republic of Brazil
       4.75% due 04/10/2007                                  JPY    33,000,000            297,211

CANADA - 16.83%
Government of Canada
       5.50% due 06/01/2009                                  CAD       670,000            526,115
       5.75% due 06/01/2029                                            485,000            381,314
       6.00% due 06/01/2011                                            475,000            381,743
       7.00% due 12/01/2006                                            600,000            483,545
                                                                                  ---------------
                                                                                        1,772,717
COLUMBIA - 5.61%
Republic of Columbia
       10.375% due 01/28/2033                                  $       200,000            194,000
       11.50% due 05/31/2011                                 EUR       150,000            206,102
       11.75% due 02/25/2020                                   $       175,000            191,188
                                                                                  ---------------
                                                                                          591,290
GERMANY - 3.05%
Federal Republic of Germany
       5.00% due 07/04/2012                                  EUR       250,000            321,670
IRELAND - 2.87%
Republic of Ireland
       5.00% due 04/18/2013                                            235,000            302,086
ITALY - 4.32%
Republic of Italy
       4.75% due 02/01/2013                                            175,000            219,964
       6.00% due 05/01/2031                                            170,000            235,592
                                                                                  ---------------
                                                                                          455,556
JAPAN - 0.87%
Government of Japan
       0.10% due 10/20/2005                                  JPY    10,000,000             91,495

MEXICO - 3.72%
Government of Mexico
       6.375% due 01/16/2013                                   $       200,000            199,600
       8.375% due 01/14/2011                                           170,000            192,100
                                                                                  ---------------
                                                                                          391,700
NEW ZEALAND - 1.86%
Government of New Zealand
       6.00% due 11/15/2011                                  NZD       315,000            195,551

PANAMA - 1.60%
Republic of Panama
       9.375% due 01/16/2023                                   $       165,000            168,300

PERU - 0.93%
Republic of Peru
       8.75% due 11/21/2033 (a)                                         50,000             43,900
       9.125% due 01/15/2008                                            50,000             54,250
                                                                                  ---------------
                                                                                           98,150
PHILIPPINES - 1.85%
Republic of Philippines
       9.375% due 12/07/2006                                 EUR       150,000            195,276

SPAIN - 4.27%
Government of Spain
       5.00% due 07/30/2012                                            350,000            449,570

VENEZUELA - 0.61%
Republic of Venezuela
       11.00% due 03/05/2008                                            50,000             63,950
-------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $ 5,763,855)                                                                $     5,769,636
-------------------------------------------------------------------------------------------------
CORPORATE BONDS - 12.70%

BROADCASTING - 0.93%
Allbritton Communications Company
       7.75% due 12/15/2012                                    $       100,000             98,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

STRATEGIC INCOME TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
CORPORATE BONDS (CONTINUED)

CABLE AND TELEVISION - 3.78%
Cablevision Systems Corp.
       8.00% due 04/15/2012                                    $       100,000    $        98,500
CCO Holdings LLC
       8.75% due 11/15/2013                                            100,000             95,750
Paxson Communications Corp.
       10.75% due 07/15/2008                                           100,000            101,500
Sinclair Broadcast Group, Inc.
       8.00% due 03/15/2012                                            100,000            102,250
                                                                                  ---------------
                                                                                          398,000
CELLULAR COMMUNICATIONS - 0.96%
Nextel Communications, Inc.
       7.375% due 08/01/2015                                           100,000            101,000

CONTAINERS & GLASS - 1.97%
Owens Brockway Glass Container
       8.25% due 05/15/2013                                            100,000            103,250
Stone Container Corp.
       8.375% due 07/01/2012                                           100,000            104,500
                                                                                  ---------------
                                                                                          207,750
INDUSTRIAL MACHINERY - 0.95%
Manitowoc, Inc.
       7.125% due 11/01/2013                                           100,000            100,000

LEISURE TIME - 2.91%
Mohegan Tribal Gaming Authority
       6.375% due 07/15/2009                                           100,000            100,250
Seneca Gaming Corp.
       7.25% due 05/01/2012                                            100,000             99,875
Waterford Gaming, LLC
       8.625% due 09/15/2012                                           100,000            106,250
                                                                                  ---------------
                                                                                          306,375
POLLUTION CONTROL - 0.97%
Waste Services, Inc.
       9.50% due 04/15/2014                                            100,000            102,500

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.23%
Innova S De R L
       12.875% due 04/01/2007                                           23,467             23,760
-------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $ 1,340,403)                                          $     1,337,885
-------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 27.37%

Federal Home Loan Bank Discount Notes
       1.25% due 07/01/2004                                    $     2,600,000    $     2,600,000
State Street Navigator Securities Lending
       Prime Portfolio (c)                                             283,725            283,725
-------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $ 2,883,725)                                                                $     2,883,725
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (STRATEGIC INCOME TRUST)
       (COST  $11,569,989) - 109.80%                                              $    11,566,790
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.80)%                                        (1,032,129)
                                                                                  ---------------
TOTAL NET ASSETS - 100.00%                                                        $    10,534,661
                                                                                  ===============

GLOBAL BOND TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
PREFERRED STOCKS - 0.40%
UNITED STATES - 0.40%
DG Funding Trust *                                                         236    $     2,537,000
-------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $ 2,501,600)                                         $     2,537,000
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 15.50%

U.S. TREASURY BONDS - 4.56%
       6.25% due 08/15/2023 (a)***                             $     1,300,000          1,439,547
       7.50% due 11/15/2016 (a)***                                  15,400,000         18,984,704
       8.125% due 08/15/2019 (a)***                                  6,400,000          8,382,003
                                                                                  ---------------
                                                                                       28,806,254
U.S. TREASURY NOTES - 9.84%
       1.875% due 12/31/2005 (a)***                                 39,000,000         38,675,520
       2.00% due 01/15/2014 (a)***                                   1,017,240          1,011,200
       3.00% due 07/15/2012 (a)***                                   6,272,280          6,780,924
       3.50% due 01/15/2011 (a)***                                   4,427,795          4,916,234
       4.25% due 01/15/2010 (a)***                                   1,005,462          1,150,782
       6.50% due 02/15/2010                                          8,500,000          9,577,775
                                                                                  ---------------
                                                                                       62,112,435
U.S.  TREASURY STRIPS - 1.10%
       zero coupon PO due 05/15/2017 to
       02/15/2019 (a)                                               14,800,000          6,943,637
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $ 100,040,876)                                                          $    97,862,326
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.27%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.07%
       5.375% due 08/16/2006 ***                                       400,000            401,699
       5.50% due 07/15/2031 ***                                         61,739             62,491
                                                                                  ---------------
                                                                                          464,190
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 1.35%
       1.65% due 03/25/2044 (b)***                                   2,684,096          2,682,690
       2.24% due 09/25/2032 (b)***                                     273,246            272,822
       4.64% due 01/30/2008 ***                                      2,600,000          2,605,899
       5.50% due 02/01/2034 to
       03/01/2034 ***                                                2,955,356          2,945,048
                                                                                  ---------------
                                                                                        8,506,459
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.20%
       3.375% due 02/20/2024 (b)***                                    109,253            109,182
       5.25% due 06/20/2030 (b)***                                     395,478            392,202
       6.00% due 04/20/2030 to
           05/20/2030 (b)***                                           170,136            170,635
       6.25% due 01/20/2030 (b)***                                     204,947            202,908
       6.375% due 03/20/2028 (b)***                                     56,014             56,081
       6.625% due 11/20/2023 to
           10/20/2026 (b)***                                           327,000            330,571
                                                                                  ---------------
                                                                                        1,261,579
SMALL BUSINESS ADMINISTRATION - 0.39%
       7.22% due 11/01/2020 (b)***                                     371,808            407,153
       4.12% due 03/10/2014 ***                                      1,600,000          1,466,746

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)

SMALL BUSINESS ADMINISTRATION (CONTINUED)
    6.64% due 02/01/2011 ***                                   $       551,916    $       585,679
                                                                                  ---------------
                                                                                        2,459,578

TENNESSE VALLEY AUTHORITY - 0.26%
    4.875% due 12/15/2016 (a)***                                     1,600,000          1,670,619
-------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
    (Cost $ 14,534,608)                                                           $    14,362,425
-------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 37.07%

AUSTRALIA - 0.11%
Australian Commonwealth
    4.00% due 08/20/2010                                     AUD       700,000            678,836

AUSTRIA - 0.85%
Republic of Austria
    5.25% due 01/04/2011 ***                                 EUR     2,900,000          3,795,129
    5.50% due 01/15/2010 ***                                         1,200,000          1,578,657
                                                                                  ---------------
                                                                                        5,373,786
BELGIUM - 0.20%
Kingdom of Belgium
    6.25% due 03/28/2007 ***                                           100,000            132,042
    7.50% due 07/29/2008 ***                                           800,000          1,121,334
                                                                                  ---------------
                                                                                        1,253,376
BRAZIL - 0.33%
Federative Republic of Brazil
    2.062% due 04/15/2006 (b)***                               $       131,840            130,278
    2.125% due 04/15/2009 to
       04/15/2012 (b)***                                             2,214,883          1,947,195
                                                                                  ---------------
                                                                                        2,077,473
CANADA - 1.91%
Government of Canada
    5.50% due 06/01/2009 to
       06/01/2010 ***                                        CAD    11,000,000          8,627,070
    6.00% due 06/01/2011 (a)***                                      1,500,000          1,205,505
    6.00% due 06/01/2008 ***                                         2,800,000          2,234,820
                                                                                  ---------------
                                                                                       12,067,395
FRANCE - 4.67%
Government of France
    3.00% due 07/12/2008 ***                                 EUR     4,000,000          4,795,243
    4.00% due 04/25/2009 ***                                           140,000            173,621
    4.50% due 07/12/2006 ***                                         5,200,000          6,544,727
    5.00% due 01/12/2006 ***                                         8,800,000         11,099,274
    5.50% due 04/25/2010 ***                                         5,190,000          6,870,048
                                                                                  ---------------
                                                                                       29,482,913
GERMANY - 19.31%
Federal Republic of Germany
    3.75% due 07/04/2013 ***                                        15,600,000         18,272,662
    4.50% due 01/04/2013 (a)***                                      1,040,000          1,291,907
    4.50% due 07/04/2009 ***                                        10,010,000         12,662,613
    5.00% due 01/04/2012 to 07/04/2012 ***                           9,800,000         12,620,229
    5.25% due 07/04/2010 to 01/04/2011 ***                          25,800,000         33,760,261
    5.625% due 01/04/2028 ***                                EUR    12,300,000         16,423,952
    6.25% due 04/26/2006 to 01/04/2030 ***                           2,500,000          3,356,236
    6.50% due 07/04/2027                                            15,860,000         23,530,613
                                                                                  ---------------
                                                                                      121,918,473
ITALY - 0.36%
Republic of Italy
    4.25% due 11/01/2009                                               140,000            174,610
    5.50% due 11/01/2010                                               560,000            741,550
    7.75% due 11/01/2006                                             1,000,000          1,349,776
                                                                                  ---------------
                                                                                        2,265,936
JAPAN - 1.95%
Government of Japan, Series 22
    0.30% due 12/20/2007 ***                                 JPY   720,000,000          6,545,655
    1.60% due 09/20/2013 ***                                       640,000,000          5,803,699
                                                                                  ---------------
                                                                                       12,349,354
MEXICO - 0.04%
Government of Mexico
    6.75% due 06/06/2006 ***                                        28,000,000            284,622

NETHERLANDS - 0.02%
Kingdom of Netherlands
    5.00% due 07/15/2011 ***                                 EUR       100,000            129,033

PANAMA - 0.04%
Republic of Panama
    8.875% due 09/30/2027 ***                                  $       250,000            242,500

PERU - 0.12%
Republic of Peru
    5.00% due 03/07/2017 (b)***                                        910,000            773,500

RUSSIA - 0.18%
Government of Russia
    10.00% due 06/26/2007 ***                                        1,000,000          1,125,250

SOUTH AFRICA - 0.03%
Republic of South Africa
    8.375% due 10/17/2006 ***                                          210,000            230,160

SPAIN - 0.60%
Kingdom of Spain
    5.15% due 07/30/2009 ***                                 EUR     2,910,000          3,790,205

UNITED KINGDOM - 6.35%
United Kingdom Treasury
    4.00% due 03/07/2009 ***                                 GBP       270,000            468,177
    5.00% due 03/07/2012 to 09/07/2014 ***                          13,230,000         23,824,642
    7.25% due 12/07/2007 ***                                           550,000          1,065,397
    8.00% due 09/27/2013 ***                                         6,700,000         14,719,419
                                                                                  ---------------
                                                                                       40,077,635
-------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
    (Cost $ 234,866,369)                                                          $   234,120,447
-------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
CORPORATE BONDS - 7.19%

AUSTRALIA - 0.70%
Queensland Treasury Corp.
    6.50% due 06/14/2005 ***                                 AUD     6,300,000    $     4,426,862

CANADA - 0.05%
Rogers Cablesystems, Ltd.
    10.00% due 03/15/2005 ***                                  $       300,000            311,410

CAYMAN ISLANDS - 0.26%
Pylon, Ltd., Class B Catastrophe Bond
    6.019% due 12/22/2008 (b)                                EUR       600,000            745,038
Residential Reinsurance Ltd., Series 2002
    6.02% due 12/01/2005 (b)                                   $       300,000            303,000
Vita Capital, Ltd., 2003-1
    2.95% due 01/01/2007 (b)                                           600,000            605,022
                                                                                  ---------------
                                                                                        1,653,060

DENMARK - 0.06%
Nykredit
    6.00% due 10/01/2029 ***                                 DKK     1,789,446            303,676
Unikredit Realred
    6.00% due 07/01/2029 ***                                           354,986             60,348
                                                                                  ---------------
                                                                                          364,024

FRANCE - 0.09%
Axa, SA
    3.75% due 01/01/2017 ***                                 EUR       231,700            566,725

GERMANY - 0.11%
Landesbank Baden Wurttemberg
    5.50% due 04/02/2007 ***                                           200,000            258,261
Lbank Rheinland Pfalz Giro
    4.75% due 04/04/2008 ***                                           330,000            420,665
                                                                                  ---------------
                                                                                          678,926

ITALY - 0.48%
Findomestic
    4.764% due 12/20/2008 (b)***                                     2,100,000          2,562,613
First Italian Auto Trans Class A
    5.139% due 07/01/2008 (b)***                                       377,843            460,434
                                                                                  ---------------
                                                                                        3,023,047

LIBERIA - 0.04%
Royal Caribbean Cruises
    8.125% due 07/28/2004 ***                                  $       230,000            230,805

LUXEMBOURG - 0.19%
Tyco International Group S.A
    4.375% due 11/19/2004 ***                                EUR       400,000            490,309
    5.875% due 11/01/2004 ***                                  $       700,000            708,159
                                                                                  ---------------
                                                                                        1,198,468

MEXICO - 0.10%
Pemex Project Funding Master Trust
    8.625% due 02/01/2022 ***                                          600,000            624,000

NETHERLANDS - 0.29%
Delphinus
    2.339% due 04/25/2093 (b)***                             EUR     1,500,000          1,839,425

SPAIN - 0.09%
Hipotebansa V Hipotecaria, Series A
    4.76% due 01/18/2018 (b)                                           498,198            586,585

SWEDEN - 0.14%
Swedbank ForeningsSparbanken
    2.60375% due 12/11/2011 (b)***                             $       900,000            906,570

UNITED KINGDOM - 0.21%
Lloyds TSB Bank PLC
    5.625% due 07/15/2049 (b)                                EUR     1,020,000          1,319,743

UNITED STATES - 4.38%
Altria Group, Inc.
    1.80% due 10/29/2004 (b)***                                $     1,700,000          1,699,534
CIT Group, Inc.
    2.84% due 01/31/2005 (b)***                                        700,000            705,619
Edison International, Inc.
    6.875% due 09/15/2004 ***                                          900,000            906,750
Entergy Gulf States
    2.43% due 06/18/2007 (b)***                                        500,000            501,024
Ford Motor Credit Company
    3.73% due 10/25/2004 (b)***                                        700,000            702,964
    7.50% due 03/15/2005 ***                                         1,970,000          2,035,621
Ford Motor Credit Company, MTN
    1.50% due 07/19/2004 (b)***                                        400,000            399,965
Fuji (Mizuho) JGB Investment, LLC
    9.87% due 12/31/2049 (b)***                                        260,000            294,110
General Motors Acceptance Corp., MTN
    1.499% due 07/21/2004 (b)***                                     1,000,000            999,804
    2.135% due 05/18/2006 (b)***                                     3,400,000          3,404,658
Harrahs Operating, Inc.
    7.875% due 12/15/2005 ***                                          100,000            105,625
J. P. Morgan & Company, Inc., Series MTNA
    3.1234% due 02/15/2012 (b)***                                      360,000            398,808
KFW International Finance, Inc.
    5.75% due 01/15/2008                                             5,500,000          5,844,300
Kraft Foods, Inc.
    1.62625% due 11/26/2004 (b)***                                     300,000            299,959
MetLife, Inc.
    3.911% due 05/15/2005 ***                                          200,000            202,664
MGM Mirage, Inc.
    6.95% due 02/01/2005 ***                                         1,000,000          1,020,000
Mizuho Preferred Capital Company, LLC
    8.79% due 12/29/2049 ***                                           100,000            109,500
Pacific Gas & Electric Company
    1.23% due 04/03/2006 (b)***                                      1,510,000          1,510,911
Park Place Entertainment Corp.
    7.875% due 12/15/2005 ***                                          100,000            105,125
Premium Asset Trust, Series 2000-10
    1.615% due 11/27/2004 (b)                                        1,000,000          1,000,712
Sprint Capital Corp.
    7.90% due 03/15/2005 ***                                         3,060,000          3,172,002
Tricon Global Restaurants Inc.
    7.45% due 05/15/2005 ***                                           100,000            103,869
UFJ Finance Aruba AEC
    6.75% due 07/15/2013 ***                                           120,000            124,088
US West Communications, Inc.
    7.20% due 11/01/2004 ***                                           700,000            705,250

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
CORPORATE BONDS (CONTINUED)

UNITED STATES (CONTINUED)
Verizon Wireless Capital LLC
    1.35% due 05/23/2005 (b)***                                $     1,300,000    $     1,298,768
                                                                                  ---------------
                                                                                       27,651,630
-------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $41,793,711)                                          $    45,381,280
-------------------------------------------------------------------------------------------------

MUNICIPAL BONDS - 1.00%

CALIFORNIA - 0.40%
California Infrastructure & Economic
    Development Bank Revenue
    5.00% due 07/01/2036 ***                                           535,000            526,600
Golden State Tobacco Securitization Corp.
    California, Series 2003-A-1
    6.25% due 06/01/2033 ***                                         1,000,000            896,130
Long Beach California Community College
    District, Series A
    5.00% due 05/01/2028 ***                                           100,000             99,305
Los Angeles California Wastewater Systems
    Revenue, Series A
    5.00% due 06/01/2027 to 06/01/2032 ***                             800,000            790,536
Los Angeles County California Sanitation
    District
    5.00% due 10/01/2011 ***                                           100,000            108,961
Metropolitan Water District Southern
    California Waterworks Revenue
    5.00% due 10/01/2036 ***                                            45,000             43,995
Sacramento County California Public Financing
    Authority Tax Allocation Revenue
    4.75% due 12/01/2033 ***                                            55,000             51,258
                                                                                  ---------------
                                                                                        2,516,785

CONNECTICUT - 0.02%
Connecticut State, Series C
    5.50% due 12/15/2013 ***                                           100,000            112,242

GEORGIA - 0.05%
De Kalb County Georgia Water & Sewage
    Revenue, Series A
    5.00% due 10/01/2035 ***                                           300,000            295,401

ILLINOIS - 0.03%
Chicago Illinois Board of Education
    5.00% due 12/01/2031 ***                                           100,000             97,576
Chicago Illinois Water Revenue
    5.00% due 11/01/2026 ***                                           100,000             98,669
                                                                                  ---------------
                                                                                          196,245

KENTUCKY - 0.01%
Louisville & Jefferson Kentucky Sewer, Series
    A
    5.00% due 05/15/2036 ***                                           100,000             98,057

LOUISIANA - 0.07%
Louisiana State, Series 2003A
    5.00% due 05/01/2014 ***                                           400,000            427,264

MARYLAND - 0.05%
Maryland State Health & Higher Education,
    Series B
    5.00% due 07/01/2041 ***                                           100,000             97,209
Washington Suburban San District Maryland
    5.25% due 06/01/2010 ***                                           200,000            221,150
                                                                                  ---------------
                                                                                          318,359

MICHIGAN - 0.02%
Michigan State Building Authority Revenue,
    Series 1
    5.25% due 10/15/2013 ***                                           100,000            109,835

NEW JERSEY - 0.02%
New Jersey State Transportation Trust Fund
    Authority, Series C
    5.00% due 06/15/2010 ***                                           100,000            107,975

NEW YORK - 0.29%
New York, N. Y., Series J
    5.25% due 06/01/2028 ***                                           100,000            100,108
New York, New York City Transitional
    Financial Authority
    5.00% due 02/01/2028 to 02/01/2033 ***                             550,000            538,521
    5.25% due 08/01/2011 ***                                           400,000            439,684
Tobacco Settlement Financing Corp.
    5.25% due 06/01/2013 ***                                           700,000            728,077
                                                                                  ---------------
                                                                                        1,806,390

TEXAS - 0.03%
Harris County Texas
    5.00% due 08/01/2033 ***                                           200,000            195,494
Lower Colorado River Authority
    5.00% due 05/15/2028 ***                                            30,000             29,396
                                                                                  ---------------
                                                                                          224,890

WASHINGTON - 0.01%
Seattle Washington Water Systems Revenue
    5.00% due 09/01/2033 ***                                           100,000             97,300
-------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $ 6,520,896)                                          $     6,310,743
-------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.98%

AUSTRALIA - 0.13%
Crusade Global Trust, Series 1999-1, Class A2
    2.23% due 02/15/2021 (b)***                                        533,030            533,574
Homeside Mortgage Securities, Series 2001-1,
    Class A
    2.1387% due 01/20/2027 (b)***                                      115,883            115,448
Torrens Trust, Series 2000-1GA, Class A
    4.24% due 07/15/2031 (b)***                                        146,015            146,303
                                                                                  ---------------
                                                                                          795,325

CAYMAN ISLANDS - 0.02%
SHL Corp., Ltd., Series 1999-1A, Class A2
    0.7688% due 12/25/2024 (b)***                            JPY    11,072,340            101,261

IRELAND - 0.96%
Emerald Mortgages PLC. Series 2, Class A
    3.604% due 04/15/2028 (b)***                             EUR       653,945            796,769
Lusitano Motgages
    3.21% due 12/15/2035 (b)***                                        790,558            965,579

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

IRELAND (CONTINUED)
Paris Residential Funding PLC, Series 1A,
    Class A
    2.439% due 07/25/2011 (b)***                             EUR     3,519,392    $     4,296,401
                                                                                  ---------------
                                                                                        6,058,749

ITALY - 1.36%
Seashell Securities PLC
    3.123% due 10/25/2028 (b)***                                     1,108,868          1,345,646
Siena Mortgages, Series 2003-4, Class A2
    2.345% due 12/16/2038 (b)***                                     5,900,000          7,217,106
                                                                                  ---------------
                                                                                        8,562,752

NETHERLANDS - 2.20%
Atomium Mortgage Finance BV, Series 2003-I,
    Class A
    2.284% due 07/01/2034 (b)***                                     2,719,920          3,320,898
Delphinus BV, Series 2001-II, Class A1
    3.77% due 11/28/2031 (b)***                                      2,500,000          3,074,483
Delphinus BV, Series 2002-I, Class A1
    3.652% due 04/25/2092 (b)***                                       500,000            614,075
Dutch MBS BV, Series X, Class B
    2.40% due 10/02/2079 (b)***                                      1,000,000          1,224,000
Dutch MBS BV, Series XI, Class A1
    2.312% due 11/02/2035 (b)***                                       897,882          1,097,465
Dutch Mortgage Portfolio Loans, B.V., Series
    III, Class A
    2.341% due 11/20/2035 (b)***                                     2,856,978          3,496,940
Holland Euro-Denominated Mortgage Backed Seies
    3.098% due 04/18/2012 (b)***                                       884,533          1,078,527
                                                                                  ---------------
                                                                                       13,906,388

UNITED KINGDOM - 1.06%
Bauhaus Securities Ltd., Series 1, Class A2
    3.712% due 10/30/2052 (b)***                                     1,235,106          1,505,986
Dolerite Funding PLC
    1.62% due 08/20/2032 (b)***                                $       562,940            562,603
Haus, Ltd.,Series 2000-1A, Class A2,
    3.683% due 12/10/2037 (b)***                                     1,433,933          1,441,327
Holmes Financing PLC, Series 6, Class 3A
    2.278% due 10/15/2009 (b)***                             EUR       800,000            978,120
Holmes Financing, Series 1, Class 3A2
    6.62% due 07/15/2010 (b)***                              GBP     1,400,000          1,711,269
Ocwen Mortgage Loans, Series 4, Class A
    3.187% due 12/15/2031 (b)***                             EUR        66,535             81,248
RMAC 1999-NS2, Class A
    5.21375% due 09/12/2041 (b)***                           GBP        46,505             84,150
SRM Investment Limited, Series 3, Class A
    2.313% due 08/26/2034 (b)***                             EUR       285,886            348,759
                                                                                  ---------------
                                                                                        6,713,462

UNITED STATES - 6.25%
Bear Stearns ARM Trust
    6.0495% due 06/25/2032 (b)***                              $        47,356             47,595
Bear Stearns Commercial Mortgage Securities,
    Inc., Series 2004-ESA, Class A1
    1.60% due 05/14/2016 (b)***                                      3,000,000          3,000,000
Commercial Mortgage Pass-Through Certificate
    1.2737% due 11/15/2015 (b)***                                    1,290,578          1,289,029
Countrywide Alternative Loan Trust, Series
    2004-J4, Class 1A1
    1.45% due 06/25/2034 (b)***                                        428,744            428,592
Countrywide Home Loans
    5.012% due 09/19/2032 (b)***                                        89,215             89,679
Countrywide Home Loans, Series 2004-12, Class
    14A2
    1.38% due 08/25/2034 (b)***                                      2,950,000          2,950,000
Countrywide Mortgage Backed Securities, Inc.
    1.57% due 04/25/2034 (b)***                                      2,613,849          2,695,532
Credit Suisse First Boston Mortgage
    1.21% due 02/15/2014 ***                                         2,898,172          2,896,835
    1.63% due 05/25/2043 (b)***                                      2,048,226          2,048,136
Credit Suisse First Boston Mortgage
    Securities Corp.
    2.17% due 03/25/2032 (b)***                                        211,218            210,702
    5.7474% due 05/25/2032 (b)***                                       56,397             57,365
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2002-P3A, Class
    A1
    1.64% due 08/25/2033 (b)***                                        520,274            522,113
Credit Suisse First Boston Mortgage
    Securities Corp., Series 2003-8, Class 5A1
    6.50% due 04/25/2033 ***                                           654,981            671,190
Federal National Mortgage Association, Series
    2004-W8, Class 3A
    7.50% due 06/25/2044 ***                                         3,100,000          3,303,074
Fieldstone Mortgage Investment Corp.
    1.38% due 01/25/2035 (b)***                                        506,450            506,597
First Alliance Mortgage Loan, Series 1997-4,
    Class A3
    2.0688% due 12/20/2027 (b)***                                      110,429            110,443
First Republic Mortgage Loan Trust
    1.58875% due 11/15/2031 (b)***                                   2,259,466          2,263,752
Government Lease Trust, Series 1999-C1A,
    Class B1,
    4.00% due 05/18/2011                                               500,000            463,089
GS Mortgage Securities Corp.
    1.49% due 10/25/2033 (b)***                                        753,207            752,707
    2.00% due 01/25/2032 (b)***                                      2,900,000          2,951,215
GS Mortgage Securities Corp., 2001-1285-A2 SEQ
    6.526% due 08/15/2018 ***                                          200,000            217,420
GS Mortgage Securities Corp., 2003-FL6A A1
    MLIB
    1.38875% due 11/15/2015 (b)***                                   1,269,604          1,268,411
Home Equity Asset Trust
    1.45% due 08/25/2034 ***                                         1,150,936          1,150,886
Mellon Residential Funding Corp., Series
    2000-TBC3, Class A1
    1.67875% due 12/15/2030 (b)***                                   1,644,507          1,647,743
Merrill Lynch Credit Corp. Mortgage
    Investors, Inc., Series 1999-A, Class A
    2.22% due 03/15/2025 (b)***                                        262,878            263,615

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
COLLATERALIZED MORTGAGE
OBLIGATIONS (CONTINUED)

UNITED STATES (CONTINUED)
Morgan Stanley Capital I Inc.
    1.37875% due 04/15/2016 (b)***                             $     2,894,246    $     2,895,581
Residential Funding Mortgage Securities I,
    Series 2002-SA2, Class A1
    5.603% due 09/25/2032 (b)***                                        62,570             62,636
Sequoia Mortgage Trust, Series 2003-4, Class
    2A1
    1.63% due 07/20/2033 (b)***                                      1,263,988          1,267,008
Sequoia Mortgage Trust, Series 5, Class A
    1.63% due 10/19/2026 (b)***                                      2,031,243          2,030,824
Sequoia Mortgage Trust, Series 8, Class 2A
    2.11% due 08/20/2032 (b)***                                        912,045            902,903
Washington Mutual Mortgage Securities Corp.,
    Series 2002-S5, Class 1A1
    5.15% due 10/25/2032 (b)***                                        179,609            181,125
Washington Mutual Mortgage Securities, Series
    2002-AR2, Class A
    3.052% due 02/27/2034 (b)***                                       342,989            343,055

                                                                                       39,488,852
-------------------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
    (Cost $73,719,803)                                                            $    75,626,789
-------------------------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 3.57%

CAYMAN ISLANDS - 0.05%
Redwood Capital, Ltd., Series 2003-3, Class
    NOTE
    4.96% due 01/01/2006 (b)                                           300,000            300,513

UNITED STATES - 3.52%
Ameriquest Mortgage Securities, Inc., Series
    2003-1, Class A2
    1.71% due 02/25/2033 (b)***                                        123,346            123,747
Ameriquest Mortgage Securities, Inc., Series
    2003-2, Class A
    1.71% due 03/25/2033 (b)***                                        441,512            442,966
Amresco Residential Securities, Series
    1999-1, Class A
    2.31% due 06/25/2029 (b)***                                        185,594            185,677
Argent Securities, Inc., Series 2003-W3,
    Class AF1
    1.26% due 10/25/2020 (b)***                                      1,115,505          1,115,552
CDC Mortgage Capital Trust, Series 2003-HE2,
    Class A
    1.65% due 10/25/2033 (b)***                                        605,840            607,047
Chase Funding Mortgage Loan Asset-Backed,
    Series 2003-5, Class 2A1
    1.42% due 02/25/2021 (b)***                                      1,529,762          1,530,124
Countrywide Asset-Backed Certificates, Series
    2003-BC3, Class A1
    1.40% due 05/25/2021 (b)***                                         68,316             68,313
Credit-Based Asset Servicing and Securities,
    Series 2004-RP1, Class A2
    1.39% due 05/25/2050 (b)***                                      5,900,000          5,900,000
Home Equity Asset Trust, Series 2002-1, Class
    A4
    2.14% due 11/25/2032 (b)***                                        119,703            119,806
Home Equity Mortgage Trust, Series 2002-4,
    Class A1
    1.70% due 07/25/2033 (b)***                                      1,360,110          1,358,473
Irwin Home Equity, Series 2002-1, Class 2A1
    2.13% due 06/25/2029 (b)***                                        128,149            128,209
Long Beach Mortgage Loan Trust, Series
    2003-3, Class A
    1.62% due 07/25/2033 (b)***                                      3,441,548          3,445,919
Novastar Home Equity Loan, Series 2004-2,
    Class A3
    1.3925% due 09/25/2034 (b)***                                      500,000            499,765
Residential Asset Securities Corp., Series
    2001-KS3, Class AII
    1.32% due 09/25/2031 ***                                           276,728            276,875
Residential Asset Securities Corp., Series
    2002-KS4, Class AIIB
    2.09% due 07/25/2032 (b)***                                        809,235            809,235
Saxon Asset Securities Trust, Series 2002-3,
    Class AV
    1.70% due 12/25/2032 (b)***                                         86,199             86,384
Structured Asset Investment Loan Trust
    1.42% due 06/25/2033 (b)***                                        650,648            650,612
    1.44% due 08/25/2010 (b)***                                      1,418,326          1,418,408
Structured Asset Mortgage Investments, Inc.,
    Series 2004-AR3, Class 1A2
    1.57% due 07/19/2034 (b)***                                      3,181,668          3,180,722
Structured Asset Securities Corp.
    1.46% due 08/25/2033 (b)***                                        194,398            194,430
    1.59% due 07/25/2032 (b)***                                        128,437            128,495
                                                                                  ---------------
                                                                                       22,270,759
-------------------------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(Cost $22,574,104)                                                                $    22,571,272
-------------------------------------------------------------------------------------------------
SUPRANATIONAL OBLIGATIONS - 0.68%

BELGIUM(EUROCLEAR) - 0.29%
European Investment Bank
    4.69% due 04/22/2008 (b)***                                      1,813,375          1,813,052

SWITZERLAND - 0.39%
Eurofima
    4.75% due 07/07/2004 ***                                 SEK    18,500,000          2,459,006
-------------------------------------------------------------------------------------------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $3,617,246)                                                                 $     4,272,058
-------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 24.33%
Barclays U.S. Funding LLC
    1.21% due 08/23/2004 ***                                   $    16,400,000    $    16,371,683
CDC Commercial Paper Corp.
    1.085% due 08/04/2004 ***                                        4,000,000          3,982,079
Federal Home Loan Mortgage Corp. Discount
    Notes
    1.435% due 09/21/2004 ***                                        9,700,000          9,668,224

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
SHORT TERM INVESTMENT(CONTINUED)

Federal Home Loan Mortage Corp. Discount
    Notes(continued)
    1.445% due 09/14/2004 (a)***                               $     2,100,000    $     2,093,678
Federal National Mortgage Association
    zero coupon due 10/01/2004                                       3,100,000          2,963,324
Federal National Mortgage Association
    Discount Notes
    1.18% due 08/25/2004 (a)***                                     10,300,000         10,281,431
HBOS Treasury Services PLC
    1.08% due 08/06/2004 ***                                        14,700,000         14,663,204
State Street Navigator Securities Lending
    Prime Portfolio (c)                                             78,846,197         78,846,197
Svenska Handlesbanken, Inc.
    1.09% due 08/03/2004 ***                                           600,000            598,166
UBS Finance Delaware, Inc.
    5.29% due 08/24/2004 ***                                         8,400,000          8,386,014
United States Treasury Bills
    zero coupon due 09/02/2004 ***                                   4,970,000          4,960,111
Westpac Capital Corp.
    1.03% due 07/08/2004 ***                                           800,000            797,815
-------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $153,735,926)                                                               $   153,611,926
-------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 8.33%
Repurchase Agreement with State Street
    Corp. dated 06/30/2004 at 0.35% to
    be repurchased at $52,600,511 on
    07/01/2004, collateralized by
    $7,760,000 U.S. Treasury Notes,
    1.625% due 4/30/2005 (valued at
    $7,754,227, including interest) and
    $32,410,000 U.S. Treasury Bonds,
    9.25% due 02/15/2016 (valued at
    $45,900,663, including
    interest). ***                                             $    52,600,000    $    52,600,000
-------------------------------------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENTS
(Cost $52,600,000)                                                                $    52,600,000
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS(GLOBAL BOND TRUST)
(COST$706,505,138)-112.32%                                                        $   709,256,266
LIABILITIES IN EXCESS OF OTHER ASSESTS-(12.32)%                                       (77,790,638)
                                                                                  ---------------
TOTAL NET ASSETS - 100.00%                                                        $   631,465,628
                                                                                  ===============


DIVERSIFIED BOND TRUST

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
U.S. TREASURY OBLIGATIONS - 24.03%

U.S. TREASURY BONDS - 8.49%
    5.25% due 02/15/2029 (a)                                   $    13,810,000    $    13,540,277
    5.375% due 02/15/2031 (a)                                        1,580,000          1,593,517
    6.50% due 11/15/2026 (a)                                         1,719,000          1,965,233
    7.875% due 02/15/2021 (a)                                        1,840,000          2,375,181
    8.00% due 11/15/2021 (a)                                           877,000          1,149,487
    8.75% due 08/15/2020 ***                                         2,045,000          2,832,564
    8.875% due 08/15/2017 (a)                                        7,445,000         10,201,682
                                                                                  ---------------
                                                                                       33,657,941
U.S. TREASURY NOTES - 15.54%
    1.125% due 06/30/2005 (a)                                       22,000,000         21,798,040
    3.25% due 08/15/2007 (a)                                         7,900,000          7,907,094
    3.625% due 01/15/2008 (a)                                        2,094,192          2,288,642
    3.875% due 02/15/2013 (a)                                        2,280,000          2,179,628
    5.625% due 02/15/2006 (a)                                        4,225,000          4,436,085
    5.75% due 08/15/2010 (a)                                        15,100,000         16,463,711
    6.00% due 08/15/2009 (a)                                         5,940,000          6,527,270
                                                                                  ---------------
                                                                                       61,600,470
-------------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $96,674,624)                                                            $    95,258,411
-------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.41%

FEDERAL HOME LOAN BANK - 2.60%
    2.50% due 12/15/2005 (a)                                         6,425,000          6,414,251
    3.75% due 08/15/2007 (a)                                         3,880,000          3,900,677
                                                                                  ---------------
                                                                                       10,314,928

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 5.32%
    5.50% due 07/15/2006 to
    01/01/2034                                                       5,914,001          5,923,662
    5.875% due 03/21/2011 (a)                                        4,130,000          4,341,055
    6.00% due 04/01/2016 to
    08/01/2017                                                       4,035,918          4,212,347
    6.00% TBA **                                                     6,500,000          6,636,097
                                                                                  ---------------
                                                                                       21,113,161

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 13.75%
    3.785% due 09/01/2033 (b)                                        6,161,970          6,090,904
    3.844% due 07/01/2033 (b)                                          808,994            795,426
    4.25% due 07/15/2007 (a)                                         2,200,000          2,240,579
    5.00% due 06/01/2018                                             1,489,057          1,494,357
    5.50% due 12/01/2033                                             5,647,919          5,637,213
    5.50% TBA **                                                     2,715,000          2,776,087
    6.00% due 04/01/2014 to
    06/01/2016                                                       1,070,102          1,117,229
    6.00% due 05/15/2008 (a)                                         2,475,000          2,665,788
    6.00% TBA **                                                    10,140,000         10,349,138
    6.25% due 05/15/2029 (a)                                         3,000,000          3,155,985
    6.50% due 06/01/2031 to 04/01/2034                               8,743,305          9,113,050
    6.50% TBA **                                                     2,460,000          2,560,707
    7.00% due 09/01/2031 to 10/25/2041                               3,718,028          3,929,889
    7.50% due 01/25/2028 to 08/01/2031                               2,086,458          2,236,174
    7.50% due 05/01/2031 (b)                                           315,903            338,654
                                                                                  ---------------
                                                                                       54,501,180

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 4.74%
    5.00% due 10/15/2033                                             3,818,659          3,710,397
    5.50% due 01/15/2034                                            12,381,640         12,386,799
    6.00% due 06/15/2033                                             1,543,206          1,584,665
    6.50% due 04/15/2032                                               152,650            159,688

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST(CONTINUED)

                                                                   SHARES OR
                                                                   PRINCIPAL
                                                                     AMOUNT                    VALUE
                                                             ----------------------    --------------------
U.S.GOVERNMENT AGENCY
OBLIGATION(CONTINUED)

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - (CONTINUED)
    7.00% due 04/15/2029                                       $            369,309    $            392,760
    8.00% due 10/15/2026 to 04/15/2030                                      501,359                 550,910
                                                                                       --------------------
                                                                                                 18,785,219
-----------------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $ 105,066,604)                                                                   $        104,714,488
-----------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 4.08%

ARGENTINA - 0.08%
Republic of Argentina
    1.234% due 08/03/2012 (b)                                               500,000                 331,250

BRAZIL - 0.49%
Federative Republic of Brazil
    8.00% due 04/15/2014 (a)(b)                                             469,109                 428,062
    10.00% due 08/07/2011                                                   650,000                 630,500
    10.25% due 06/17/2013                                                   650,000                 627,250
    11.00% due 08/17/2040                                                   275,000                 259,187
                                                                                       --------------------
                                                                                                  1,944,999

CANADA - 0.03%
Government of Canada
    5.50% due 06/01/2010                                     CAD            150,000                 117,619

CHILE - 0.07%
Republic of Chile
    5.50% due 01/15/2013                                       $            280,000                 280,728

COLOMBIA - 0.24%
Republic of Columbia
    10.00% due 01/23/2012                                                   900,000                 931,500

DENMARK - 0.02%
Kingdom of Denmark
    6.00% due 11/15/2009                                     DKK            450,000                  81,072

DOMINICAN REPUBLIC - 0.13%
Government of Dominican Republic
    9.04% due 01/23/2013                                       $            640,000                 400,000
    9.50% due 09/27/2006                                                    160,000                 118,400
                                                                                       --------------------
                                                                                                    518,400
ECUADOR - 0.12%
Republic of Ecuador
    6.00% due 08/15/2030 (b)                                                675,000                 475,875

GERMANY - 0.46%
Federal Republic of Germany
    5.25% due 01/04/2008 to 01/04/2011                       EUR          1,250,000               1,629,239
    6.25% due 01/04/2030                                                    125,000                 180,842
                                                                                       --------------------
                                                                                                  1,810,081

JAPAN - 0.25%
Government of Japan
    0.50% due 06/20/2013                                     JPY         15,000,000                 123,948
    0.70% due 11/22/2004                                                 10,000,000                  91,696
    0.90% due 12/22/2008                                                 20,000,000                 184,620
    1.80% due 03/22/2010                                                 60,000,000                 573,264
                                                                                       --------------------
                                                                                                    973,528

MEXICO - 0.56%
Government of Mexico
    6.375% due 01/16/2013                                      $            300,000                 299,400
    7.50% due 03/08/2010                                     EUR            200,000                 271,161
    8.30% due 08/15/2031                                       $            400,000                 419,000
    8.375% due 01/14/2011 (a)                                               160,000                 180,800
    9.875% due 02/01/2010                                                   295,000                 354,443
    9.875% due 01/15/2007 (a)                                               480,000                 547,656
    11.375% due 09/15/2016                                                  100,000                 139,750
                                                                                       --------------------
                                                                                                  2,212,210

PANAMA - 0.13%
Republic of Panama
    8.875% due 09/30/2027                                                   350,000                 339,500
    9.375% due 07/23/2012                                                   150,000                 163,875
    10.75% due 05/15/2020                                                    25,000                  28,000
                                                                                       --------------------
                                                                                                    531,375

PERU - 0.09%
Republic of Peru
    9.125% due 02/21/2012                                                   200,000                 205,000
    9.875% due 02/06/2015                                                   150,000                 156,750
                                                                                       --------------------
                                                                                                    361,750

PHILIPPINES - 0.07%
Republic of Philipppines
    9.125% due 02/22/2010                                    EUR            150,000                 188,196
    10.625% due 03/16/2025                                     $            100,000                 103,500
                                                                                       --------------------
                                                                                                    291,696

ROMANIA - 0.04%
Republic of Romania
    8.50% due 05/08/2012                                     EUR            100,000                 144,954

RUSSIA - 0.54%
Government of Russia
    5.00% due 03/31/2030 (b)                                   $          1,500,000    $          1,372,125
    8.25% due 03/31/2010                                                    725,000                 787,495
                                                                                       --------------------
                                                                                                  2,159,620

SWEDEN - 0.04%
Kingdom of Sweden
    5.00% due 01/28/2009                                     SEK          1,100,000                 152,094

TURKEY - 0.25%
Republic of Turkey
    zero coupon due 04/27/2005                               TRL    897,600,000,000                 557,051
    9.50% due 01/15/2014                                       $            450,000                 453,375
                                                                                       --------------------
                                                                                                  1,010,426

UKRAINE - 0.12%
Republic of Ukraine
    7.65% due 06/11/2013                                                    500,000                 477,500

UNITED KINGDOM - 0.04%
United Kingdom Treasury Stock
    6.00% due 12/07/2028                                     GBP             15,000                  31,512
    7.25% due 12/07/2007                                                     30,000                  58,112
    8.00% due 12/07/2015                                                     25,000                  56,549
                                                                                       --------------------
                                                                                                    146,173

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                   AMOUNT              VALUE
                                                             -----------------    ---------------
FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)

URUGUAY - 0.09%
Republic of Uruguay
    7.25% due 02/15/2011                                       $       400,000    $       326,000
    7.50% due 03/15/2015                                                15,000             11,025
    7.875% due 01/15/2033                                               35,000             22,225
                                                                                  ---------------
                                                                                          359,250

VENEZUELA - 0.22%
Republic of Venezuela
    9.25% due 09/15/2027                                               700,000            591,500
    10.75% due 09/19/2013                                              300,000            294,750
                                                                                  ---------------
                                                                                          886,250
-------------------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $ 17,685,450)                                                               $    16,198,350
-------------------------------------------------------------------------------------------------
CORPORATE BONDS - 31.05%

ADVERTISING - 0.01%
R H Donnelley Finance Corp.
    10.875% due 12/15/2012                                              50,000             58,000

AEROSPACE - 0.71%
Raytheon Company
    6.00% due 12/15/2010                                               250,000            263,965
Systems 2001 Asset Trust LLC
    6.664% due 09/15/2013                                              977,656          1,054,373
Systems 2001 Asset Trust, Series 2001, Class B
    7.156% due 12/15/2011                                            1,423,351          1,514,991
                                                                                  ---------------
                                                                                        2,833,329
AGRICULTURE - 0.10%
Burns Philp Capital Property, Ltd.
    10.75% due 02/15/2011                                              225,000            239,625

Gold Kist, Inc.
    10.25% due 03/15/2014                                              150,000            162,750
                                                                                  ---------------
                                                                                          402,375

AIR TRAVEL - 0.09%
Delta Air Lines, Inc.
    1.92% due 01/25/2008 (b)                                           175,361            176,336
    7.70% due 12/15/2005                                               250,000            167,500
                                                                                  ---------------
                                                                                          343,836

ALUMINUM - 0.04%
Alcan Aluminum, Ltd.
    5.20% due 01/15/2014                                               180,000            176,033

AMUSEMENT & THEME PARKS - 0.15%
AMC Entertainment, Inc.
    9.875% due 02/01/2012                                              150,000            157,500
Carmike Cinemas, Inc.
    7.50% due 02/15/2014                                               150,000            143,250
Six Flags, Inc.
    8.875% due 02/01/2010                                              300,000            297,000
                                                                                  ---------------
                                                                                          597,750
AUTO PARTS - 0.21%
Delphi Corp.
    6.50% due 08/15/2013                                               170,000            173,022
Delphi Trust II
    6.197% due 11/15/2033 (b)                                          350,000            351,249
TRW Automotive, Inc.
    11.00% due 02/15/2013                                              250,000            295,000
                                                                                  ---------------
                                                                                          819,271

AUTO SERVICES - 0.23%
Hertz Corp.
    6.35% due 06/15/2010                                               735,000            741,652
United Rentals North America, Inc.
    7.00% due 02/15/2014                                               200,000            178,000
                                                                                  ---------------
                                                                                          919,652

AUTOMOBILES - 1.03%
DaimlerChrysler North America Holding
    1.87% due 05/24/2006                                               640,000            641,793
    4.05% due 06/04/2008                                             1,250,000          1,225,656
    4.75% due 01/15/2008                                             1,055,000          1,063,743
    7.20% due 09/01/2009                                               400,000            435,422
    8.00% due 06/15/2010                                               330,000            370,898
Ford Motor Company
    7.45% due 07/16/2031                                               215,000            204,942
General Motors Corp.
    7.20% due 01/15/2011                                               100,000            104,779
    8.375% due 07/15/2033                                               50,000             52,925
                                                                                  ---------------
                                                                                        4,100,158

BANKING - 1.79%
Allied Irish Banks PLC
    7.50% due 12/29/2049 (b)                                 EUR       100,000            141,222
Bank of America Corp.
    7.125% due 09/15/2006                                      $     1,000,000          1,080,753
Bank Of Ireland
    6.45% due 02/10/2010                                     EUR       100,000            135,640
Barclays Bank PLC, ADR
    6.86% due 06/15/2032 (b)                                   $       160,000            165,382
BNP Paribas LLC
    5.125% due 01/15/2015                                              200,000            194,263
Capital One Bank
    5.75% due 09/15/2010                                               540,000            554,949
Capital One Financial Corp.
    7.25% due 05/01/2006                                               690,000            732,110
HSBC Bank USA
    4.625% due 04/01/2014                                              850,000            791,224
Independence Community Bank Corp.
    3.75% due 04/01/2014 (b)                                           270,000            256,903
Kazkommerts International BV
    8.50% due 04/16/2013                                               775,000            761,903
Nykredit AS
    5.00% due 10/01/2035                                     DKK       121,289             19,073
RBS Capital Trust I
    4.709% due 12/29/2049 (b)                                  $       280,000            258,153
Wells Fargo Company
    3.50% due 04/04/2008                                             1,000,000            985,465

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                                              SHARES OR
                                                                              PRINCIPAL
                                                                                AMOUNT          VALUE
                                                                            --------------  ------------
CORPORATE BONDS (CONTINUED)

BANKING (CONTINUED)
Zions Bancorporation
  6.00% due 09/15/2015                                                      $    1,000,000  $  1,008,249
                                                                                            ------------
                                                                                               7,085,289
BROADCASTING - 1.54%
Canwest Media, Inc.
  10.625% due 05/15/2011                                                           200,000       224,250
Clear Channel Communications, Inc.
  6.00% due 11/01/2006                                                             500,000       524,851
  7.65% due 09/15/2010                                                             750,000       844,948
Cox Radio, Inc.
  6.375% due 05/15/2005                                                          1,000,000     1,025,174
Liberty Media Corp.
  3.02% due 09/17/2006 (b)                                                       2,715,000     2,765,309
  3.50% due 09/25/2006                                                              70,000        69,873
News America Holdings, Inc.
  6.75% due 01/09/2038                                                             110,000       120,269
Nextmedia Operating, Inc.
  10.75% due 07/01/2011                                                            150,000       167,437
Quebecor Media, Inc.
  11.125% due 07/15/2011                                                           150,000       171,187
Young Broadcasting, Inc.
  10.00% due 03/01/2011                                                            175,000       178,063
                                                                                            ------------
                                                                                               6,091,361

BUILDING MATERIALS & CONSTRUCTION - 0.04%
Nortek Holdings, Inc.
  zero coupon, Step up to 10.00% on
    11/15/2007 due 05/15/2011                                                      200,000       160,000

BUSINESS SERVICES - 0.28%
Electronic Data Systems Corp.
  6.00% due 08/01/2013                                                             500,000       477,544
Iron Mountain, Inc.
  6.625% due 01/01/2016                                                            100,000        91,000
PHH Corp.
  7.125% due 03/01/2013                                                            320,000       349,473
Quintiles Transnational Corp.
  10.00% due 10/01/2013                                                            200,000       198,000
                                                                                            ------------
                                                                                               1,116,017

CABLE AND TELEVISION - 0.77%
AOL Time Warner, Inc.
  7.625% due 04/15/2031                                                            460,000       497,785
CCO Holdings LLC
  8.75% due 11/15/2013                                                             250,000       239,375
Charter Communications Operating LLC
  8.00% due 04/30/2012                                                              75,000        72,563
Comcast Corp., Class A
  7.05% due 03/15/2033                                                             290,000       300,403
Cox Communications, Inc.
  7.75% due 11/01/2010                                                             750,000       850,180
Univision Communications, Inc.
  3.875% due 10/15/2008                                                            500,000       487,753
  7.85% due 07/15/2011                                                             480,000       553,537
Videotron Ltee
  6.875% due 01/15/2014                                                             50,000        48,625
                                                                                            ------------
                                                                                               3,050,221

CELLULAR COMMUNICATIONS - 0.87%
American Tower Corp.
  7.50% due 05/01/2012                                                             375,000       362,812
AT&T Wireless Services, Inc.
  8.75% due 03/01/2031                                                             140,000       170,684
Centennial Communications Corp.
  8.125% due 02/01/2014                                                            250,000       231,875
Crown Castle International Corp.
  7.50% due 12/01/2013                                                             250,000       248,750
Motorola, Inc.
  7.50% due 05/15/2025                                                             170,000       182,863
Nextel Communications, Inc.
  7.375% due 08/01/2015                                                            250,000       252,500
Triton PCS, Inc.
  8.75% due 11/15/2011                                                             300,000       247,500
Verizon Wireless Capital LLC
  5.375% due 12/15/2006                                                          1,125,000     1,172,856
Vodafone Group PLC
  5.375% due 01/30/2015                                                            370,000       364,367
Western Wireless Corp.
  9.25% due 07/15/2013                                                             200,000       206,000
                                                                                            ------------
                                                                                               3,440,207

CHEMICALS - 0.55%
E.I. Du Pont De Nemours & Company
  4.125% due 04/30/2010                                                          1,000,000       982,711
ICI Wilmington, Inc.
  4.375% due 12/01/2008                                                            930,000       912,276
Millennium America, Inc.
  9.25% due 06/15/2008                                                             125,000       134,375
Nalco Company
  8.875% due 11/15/2013                                                            150,000       157,125
                                                                                            ------------
                                                                                               2,186,487

COAL - 0.03%
Luscar Coal, Ltd.
  9.75% due 10/15/2011                                                             100,000       112,500

COMMERCIAL SERVICES - 0.40%
Cendant Corp.
  6.25% due 01/15/2008                                                             500,000       533,207
  6.875% due 08/15/2006                                                            600,000       641,101
  7.375% due 01/15/2013                                                            290,000       323,470
Synagro Technologies, Inc.
  9.50% due 04/01/2009                                                             100,000       104,500
                                                                                            ------------
                                                                                               1,602,278

CONSTRUCTION & MINING EQUIPMENT - 0.04%
Graphic Packaging International, Inc.
  9.50% due 08/15/2013                                                             150,000       162,750

CONSTRUCTION MATERIALS - 0.04%
Associated Materials, Inc.
  zero coupon, Step up to 11.25% on
    03/1/2009 due 03/01/2014                                                       250,000       167,500

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                        SHARES OR
                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                       ----------   ----------
CORPORATE BONDS (CONTINUED)

CONTAINERS & GLASS - 0.17%
Owens Brockway Glass Container
   8.75% due 11/15/2012                                $  250,000   $  271,250
Packaging Corporation of America
   5.75% due 08/01/2013                                   360,000      356,977
Vitro, SA de CV
   11.75% due 11/01/2013                                   50,000       45,875
                                                                    ----------
                                                                       674,102
CRUDE PETROLEUM & NATURAL GAS - 0.09%
Premcor Refining Group, Inc.
   7.75% due 02/01/2012                                   325,000      337,187

DOMESTIC OIL - 0.18%
Devon Financing Corp., ULC
   6.875% due 09/30/2011                                  300,000      326,597
Union Oil Company of California
   7.50% due 02/15/2029                                   360,000      405,797
                                                                    ----------
                                                                       732,394
DRUGS & HEALTH CARE - 0.14%
Wyeth
   4.125% due 03/01/2008 (b)                              550,000      546,424

ELECTRICAL EQUIPMENT - 0.11%
   SP PowerAssets, Ltd.
   5.00% due 10/22/2013                                   450,000      438,002

ELECTRICAL UTILITIES - 1.46%
AES Corp.
   9.375% due 09/15/2010                                  325,000      346,531
Dominion Resources, Inc.
   5.70% due 09/17/2012                                   375,000      381,420
Duke Energy Corp.
   6.45% due 10/15/2032                                   240,000      231,990
Edison Mission Energy
   9.875% due 04/15/2011                                  575,000      599,438
Empresa Nacional De Electricidad
   8.50% due 04/01/2009                                   420,000      458,897
Oncor Electric Delivery Company
   7.00% due 05/01/2032                                   250,000      268,865
Pacific Gas & Electric Company
   4.20% due 03/01/2011                                   875,000      833,175
   4.80% due 03/01/2014                                   610,000      577,999
   6.05% due 03/01/2034                                   380,000      357,411
Progress Energy, Inc.
   7.75% due 03/01/2031                                   170,000      190,549
PSEG Power LLC
   5.00% due 04/01/2014                                   750,000      699,581
   8.625% due 04/15/2031                                  400,000      488,561
United Energy Distribution Property, Ltd.
   4.70% due 04/15/2011                                   350,000      344,319
                                                                    ----------
                                                                     5,778,736
ELECTRONICS - 0.59%
Jabil Circuit, Inc.
   5.875% due 07/15/2010                                  870,000      898,706
Koninklijke Philips Electronics NV
   7.20% due 06/01/2026                                   500,000      555,319
Solectron Corp.
   9.625% due 02/15/2009                                  300,000      329,250
Stoneridge, Inc.
   11.50% due 05/01/2012                                  250,000      294,375
Viasystems, Inc.
   10.50% due 01/15/2011                                  250,000      262,500
                                                                    ----------
                                                                     2,340,150
ENERGY - 0.11%
First Energy Corp.
   7.375% due 11/15/2031                                  170,000      177,188
Progress Energy, Inc.
   5.85% due 10/30/2008                                   250,000      261,702
                                                                    ----------
                                                                       438,890
FINANCIAL SERVICES - 7.17%
Ace INA Holdings, Inc.
   5.875% due 06/15/2014                                1,620,000    1,638,996
Assurant, Inc.
   5.625% due 02/15/2014                                  300,000      294,540
Bank of America Corp.
   5.375% due 06/15/2014                                  530,000      525,285
Bear Stearns Arm Trust
   4.344% due 07/25/2034 (b)                            2,780,838    2,757,432
Capital One Bank
   5.00% due 06/15/2009                                   660,000      661,889
Corporacion Andina de Fomento
   6.875% due 03/15/2012                                  375,000      403,127
Credit Suisse First Boston USA, Inc.
   6.50% due 01/15/2012                                   500,000      537,294
Cullen Frost Capital Trust I
   2.86% due 03/01/2034 (b)                               360,000      366,480
DBS Capital Funding Corp.
   7.657% due 03/15/2049 (b)                              310,000      346,155
Ford Motor Credit Company
   7.375% due 10/28/2009 to 02/01/2011                  3,065,000    3,265,254
   7.875% due 06/15/2010                                  190,000      206,732
Fuji (Mizuho) JGB Investment, LLC
   9.87% due 12/31/2049 (b)                               520,000      588,220
General Electric Capital Corp., MTN, Series A
   6.00% due 06/15/2012                                   250,000      263,822
General Motors Acceptance Corp.
   6.125% due 09/15/2006 to 08/28/2007                    890,000      927,146
   6.875% due 09/15/2011                                  750,000      768,973
   7.00% due 02/01/2012                                   375,000      385,503
   8.00% due 11/01/2031                                   750,000      768,440
HBOS PLC
   3.125% due 01/12/2007                                  875,000      869,781
Household Finance Corp.
   6.40% due 06/17/2008                                 1,875,000    2,016,992
International Lease Finance Corp.
   3.50% due 04/01/2009                                    20,000       19,018
   4.55% due 10/15/2009                                   400,000      398,480
   4.75% due 07/01/2009                                 1,560,000    1,559,885
J.P. Morgan Chase & Company
   5.35% due 03/01/2007                                   750,000      786,052

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                                 SHARES OR
                                                                 PRINCIPAL
                                                                  AMOUNT           VALUE
                                                                ----------      -----------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Labranche & Company, Inc.
      9.50% due 05/15/2009                                      $  100,000      $   101,000
MBNA Capital B
      1.978% due 02/01/2027 (b)                                  1,015,000          955,098
Mizuho Financial Group Cayman, Ltd.
      5.79% due 04/15/2014                                         570,000          560,303
Nationwide Life Global Funding I
      5.35% due 02/15/2007                                         180,000          187,703
NiSource Finance Corp.
      6.15% due 03/01/2013                                         400,000          414,425
      7.875% due 11/15/2010                                        320,000          366,846
PCCW - HKTC Capital, Ltd.
      7.75% due 11/15/2011                                         340,000          381,474
Reliastar Financial Corp.
      6.50% due 11/15/2008                                         730,000          784,903
SB Treasury Company LLC
      9.40% due 12/29/2049 (b)                                     340,000          382,500
SLM Corp., Series MTNA
      5.00% due 04/15/2015                                       1,375,000        1,301,186
The Goldman Sachs Group, Inc.
      5.15% due 01/15/2014                                         720,000          691,429
      5.25% due 04/01/2013                                       1,250,000        1,221,630
USA Education, Inc.
      5.625% due 04/10/2007                                        435,000          457,126
Washington Mutual, Inc.
      5.625% due 01/15/2007                                        250,000          261,532
                                                                                -----------
                                                                                 28,422,651
FOOD & Beverages - 0.86%
Ahold Finance USA, Inc.
      8.25% due 07/15/2010                                         150,000          158,250
Cadbury Schweppes US Finance LLC
      5.125% due 10/01/2013                                        400,000          390,629
Kellogg Company, Series B
      6.60% due 04/01/2011                                         490,000          537,465
Kraft Foods, Inc.
      5.25% due 06/01/2007                                         150,000          156,000
Nabisco, Inc.
      7.05% due 07/15/2007                                         420,000          458,343
      7.55% due 06/15/2015                                       1,500,000        1,723,540
                                                                                -----------
                                                                                  3,424,227
FOREST PRODUCTS - 0.04%
Weyerhaeuser Company
      7.375% due 03/15/2032                                        150,000          163,114

GAS & Pipeline Utilities - 0.03%
Dynegy Holdings, Inc.
      10.125% due 07/15/2013                                       100,000          108,250
HEALTHCARE PRODUCTS - 0.04%
WH Holdings/ WH Capital
      9.50% due 04/01/2011                                         150,000          156,000
HEALTHCARE SERVICES - 0.38%
Aetna, Inc.
      7.375% due 03/01/2006                                        250,000          266,461
Concentra Operations Corp.
      9.125% due 06/01/2012                                         80,000           83,600
Health Net, Inc.
      8.375% due 04/15/2011                                        520,000          607,969
Humana, Inc.
      7.25% due 08/01/2006                                         500,000          535,982
                                                                                -----------
                                                                                  1,494,012
HOLDINGS COMPANIES/CONGLOMERATES - 0.03%
Pharma Services Intermediatel Holding Corp.
      zero coupon, Step up to 11.50% on
          4/1/2009 due 04/01/2014                                  250,000          127,500

HOMEBUILDERS - 0.80%
Centex Corp.
      4.75% due 01/15/2008                                         180,000          183,430
D.R. Horton, Inc.
      7.875% due 08/15/2011                                        150,000          163,875
Hovnanian K Enterprises, Inc.
      6.50% due 01/15/2014                                         300,000          279,000
Lennar Corp.
      5.95% due 03/01/2013                                         120,000          120,981
Lennar Corp., Series B
      9.95% due 05/01/2010                                         130,000          144,598
MDC Holdings, Inc.
      5.50% due 05/15/2013                                         250,000          242,320
Pulte Homes, Inc.
      6.25% due 02/15/2013                                         525,000          536,290
      7.875% due 08/01/2011                                        380,000          429,831
      8.125% due 03/01/2011                                        225,000          263,892
Technical Olympic USA, Inc.
      10.375% due 07/01/2012                                       250,000          260,625
Toll Brothers, Inc.
      6.875% due 11/15/2012                                        250,000          266,897
Williams Lyon Homes, Inc.
      10.75% due 04/01/2013                                        250,000          276,250
                                                                                -----------
                                                                                  3,167,989
HOTELS & Restaurants - 0.50%
Boyd Gaming Corp.
      9.25% due 08/01/2009                                         175,000          191,188
Buffets, Inc.
      11.25% due 07/15/2010                                        150,000          156,750
Circus & Eldorado Joint Venture
      10.125% due 03/01/2012                                       150,000          150,750
Harrahs Operating Company, Inc.
      5.50% due 07/01/2010                                         390,000          391,953
Hilton Hotels Corp.
      7.625% due 12/01/2012                                        170,000          182,750
      8.25% due 02/15/2011                                         140,000          155,750
MGM Mirage
      6.00% due 10/01/2009                                         150,000          147,000
Starwood Hotels & Resorts Worldwide, Inc.
      7.875% due 05/01/2012                                        200,000          214,000
Tricon Global Restaurants, Inc.
      8.875% due 04/15/2011                                        310,000          374,085
                                                                                -----------
                                                                                  1,964,226

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT        VALUE
                                             -----------   -----------
CORPORATE BONDS (CONTINUED)

INDUSTRIAL MACHINERY - 0.13%
Caterpillar Finiancial Services Corp.
   4.50% due 06/15/2009                      $   530,000   $   532,316

INDUSTRIALS - 0.25%
Tyco International Group SA
   6.00% due 11/15/2013                          645,000       663,068
Williams Companies, Inc.
   8.125% due 03/15/2012                         300,000       320,250
                                                           -----------
                                                               983,318

INSURANCE - 2.01%
Jackson National Life Insurance Company
   5.25% due 03/15/2007                          425,000       446,855
Lincoln National Corp.
   6.20% due 12/15/2011                          380,000       403,292
MetLife, Inc.
   3.911% due 05/15/2005                         755,000       765,058
Monumental Global Funding
   1.28% due 05/19/2006                        2,270,000     2,263,174
   5.20% due 01/30/2007                        1,125,000     1,176,248
Nationwide Mutual Insurance Company
   7.875% due 04/01/2033                         170,000       193,150
Prudential Financial, Inc.
   4.75% due 04/01/2014                        1,720,000     1,614,987
Prudential Insurance Company
   6.375% due 07/23/2006                       1,050,000     1,114,555
                                                           -----------
                                                             7,977,319

INTERNATIONAL OIL - 0.37%
Newfield Exploration Company
   8.375% due 08/15/2012                         200,000       217,000
Pemex Project Funding Master Trust
   2.82% due 06/15/2010 (b)                      770,000       773,465
Ras Laffan Liquefied Natural Gas
   3.437% due 09/15/2009                         380,000       371,260
Western Oil Sands, Inc.
   8.375% due 05/01/2012                         100,000       108,500
                                                           -----------
                                                             1,470,225

LEISURE TIME - 0.12%
Cinemark USA, Inc.
   9.00% due 02/01/2013                          150,000       163,687
Cinemark, Inc.
   zero coupon, Step up to 9.75 on
     3/15/2009 due 03/15/2014                     50,000        32,625
Royal Caribbean Cruises, Ltd.
   8.75% due 02/02/2011                          150,000       166,125
Seneca Gaming Corp.
   7.25% due 05/01/2012                          100,000        99,875
                                                           -----------
                                                               462,312

MANUFACTURING - 0.16%
Bombardier, Inc.
   7.45% due 05/01/2034                          190,000       156,447
Jacuzzi Brands, Inc.
   9.625% due 07/01/2010                         150,000       160,500
Koppers, Inc.
   9.875% due 10/15/2013                         100,000       109,500
Terex Corp.
   9.25% due 07/15/2011                          200,000       218,000
                                                           -----------
                                                               644,447

MEDICAL-HOSPITALS - 0.37%
HCA, Inc.
   6.25% due 02/15/2013                          275,000       273,354
   6.95% due 05/01/2012                          600,000       625,996
   8.75% due 09/01/2010                          275,000       314,012
Tenet Healthcare Corp.
   9.875% due 07/01/2014                         265,000       269,638
                                                           -----------
                                                             1,483,000

MINING - 0.12%
Corporacion Nacional del Cobre
   5.50% due 10/15/2013                          200,000       198,592
Freeport-McMoRan Copper & Gold, Inc.
   10.125% due 02/01/2010                        250,000       276,250
                                                           -----------
                                                               474,842

PAPER - 0.33%
Georgia Pacific Corp.
   8.875% due 02/01/2010                         200,000       226,500
Jefferson Smurfit Corp.
   7.50% due 06/01/2013                          350,000       346,500
Norampac, Inc.
   6.75% due 06/01/2013                          150,000       147,000
Norske Skogindustrier ASA
   6.125% due 10/15/2015                         290,000       285,982
   7.625% due 10/15/2011                          30,000        33,120
Potlatch Corp.
   10.00% due 07/15/2011                         100,000       111,000
Temple-Inland, Inc.
   7.875% due 05/01/2012                         140,000       158,419
                                                           -----------
                                                             1,308,521

PHARMACEUTICALS - 0.34%
Hospira, Inc.
   5.90% due 06/15/2014                          420,000       423,752
Schering Plough Corp.
   5.30% due 12/01/2013                          955,000       937,843
                                                           -----------
                                                             1,361,595

PUBLISHING - 0.52%
Dex Media, Inc.
   zero coupon, Step up to 9.00% on
     11/15/2008 due 11/15/2013                   250,000       161,250
Time Warner Companies
   7.57% due 02/01/2024                        1,750,000     1,889,720
                                                           -----------
                                                             2,050,970

RAILROADS & EQUIPMENT - 0.09%
Union Pacific Corp.
   6.25% due 05/01/2034                          170,000       166,829
Union Pacific Railroad Company,
   Series 2002-1
   6.061% due 01/17/2023                         175,000       184,125
                                                           -----------
                                                               350,954


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT         VALUE
                                              -----------   -----------
CORPORATE BONDS (CONTINUED)

REAL ESTATE - 1.23%
Crescent Real Estate Equities
   7.125% due 09/15/2007                      $   150,000    $  151,875
Developers Diversified Realty Company
   4.625% due 08/01/2010                        1,125,000     1,080,266
EOP Operating, Ltd.
   7.50% due 04/19/2029                           160,000       170,308
ERP Operating LP
   4.75% due 06/15/2009                           700,000       700,748
Hospitality Properties Trust, REIT
   6.75% due 02/15/2013                           640,000       664,433
Host Marriott LP, REIT
   7.125% due 11/01/2013                          150,000       147,000
Price REIT, Inc.
   7.50% due 11/05/2006                           500,000       548,161
Rouse Company
   5.375% due 11/26/2013                          190,000       183,538
   7.20% due 09/15/2012                           320,000       348,756
Simon Property Group LP, REIT
   5.45% due 03/15/2013                           350,000       344,990
Socgen Real Estate Company LLC
   7.64% due 12/29/2049 (b)                       490,000       540,910
                                                            -----------
                                                              4,880,985

RETAIL GROCERY - 0.10%
Pathmark Stores, Inc.
   8.75% due 02/01/2012                           250,000       250,000
Winn-Dixie Stores, Inc.
   8.875% due 04/01/2008                          150,000       141,750
                                                            -----------
                                                                391,750

RETAIL TRADE - 0.10%
Payless Shoesource, Inc.
   8.25% due 08/01/2013                           250,000       247,500
Saks, Inc.
   7.50% due 12/01/2010                           150,000       156,000
                                                            -----------
                                                                403,500

SANITARY SERVICES - 0.43%
Allied Waste North America, Inc., Series B
   8.875% due 04/01/2008                          325,000       355,875
Waste Management, Inc.
   6.375% due 11/15/2012                          585,000       618,882
   7.75% due 05/15/2032                           625,000       711,593
                                                            -----------
                                                              1,686,350

SEMICONDUCTORS - 0.09%
Amkor Technology, Inc.
   7.75% due 05/15/2013                           250,000       236,875
On Semiconductor Corp.
   12.00% due 03/15/2010                          100,000       117,000
                                                            -----------
                                                                353,875

STEEL - 0.07%
Gerdau Ameristeel Corp.
   10.375% due 07/15/2011                         100,000       111,500
Ispat Inland ULC
   9.75% due 04/01/2014                           150,000       154,500
                                                            -----------
                                                                266,000

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.15%
Deutsche Telekom International
   Finance BV
   6.625% due 07/11/2011                    EUR   100,000       138,460
   8.75% due 06/15/2030 (b)                   $   120,000       146,056
   9.25% due 06/01/2032                           370,000       487,575
Dobson Communications Corp.
   10.875% due 07/01/2010                         350,000       301,000
France Telecom SA
   8.75% due 03/01/2011 (b)                       630,000       730,057
Koninklijke (Royal) KPN NV
   8.375% due 10/01/2030                          160,000       194,385
Singapore Telecommunications, Ltd.
   6.375% due 12/01/2011                           75,000        79,799
Telenet Group Holding NV
   zero coupon, Step up to 11.50% on
     12/15/2008 due 06/15/2014                    400,000       254,000
Telstra Corp. Ltd.
   6.375% due 04/01/2012                          750,000       802,169
Tritel PCS, Inc.
   10.375% due 01/15/2011                       1,250,000     1,443,929
                                                            -----------
                                                              4,577,430

TELEPHONE - 1.30%
AT&T Corp.
   8.05% due 11/15/2011 (b)                       340,000       349,086
   8.35% due 01/15/2025                           380,000       384,626
British Telecommunications PLC
   8.875% due 12/15/2030 (b)                      150,000       185,053
Cincinnati Bell, Inc.
   7.25% due 07/15/2013                           150,000       140,250
NTL Cable PLC
   8.75% due 04/15/2014                           125,000       128,125
Qwest Services Corp.
   13.50% due 12/15/2010                          275,000       319,688
SBC Communications, Inc.
   5.875% due 02/01/2012                          625,000       643,335
Sprint Capital Corp.
   4.78% due 08/17/2006                           525,000       535,160
   6.875% due 11/15/2028                          580,000       557,523
   8.375% due 03/15/2012                          500,000       574,665
Telecom Italia Capital
   4.00% due 11/15/2008                         1,000,000       982,344
   6.375% due 11/15/2033                          350,000       337,872
                                                            -----------
                                                              5,137,727

TRANSPORTATION - 0.15%
CSX Corp.
   7.95% due 05/01/2027                           170,000       197,291
Norfolk Southern Corp.
   7.05% due 05/01/2037                           160,000       169,504
Overseas Shipholding Group, Inc.
   8.25% due 03/15/2013                           150,000       161,250

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                        AMOUNT             VALUE
                                                    -------------      -------------
CORPORATE BONDS (CONTINUED)

TRANSPORTATION (CONTINUED)
TFM SA de CV
   10.25% due 06/15/2007                            $      50,000      $      49,500
                                                                       -------------
                                                                             577,545
------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $121,055,916)                              $ 123,113,849
MUNICIPAL BONDS - 0.16%
------------------------------------------------------------------------------------
WISCONSIN - 0.16%
Badger Tobacco Asset Securitization Corp.
   6.125% due 06/01/2027                                  685,000            618,459
------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $655,829)                                  $     618,459
------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 6.68%
Ameriquest Mortgage Securities, Inc., Series
   2003-5, Class A2
   2.43% due 07/25/2033                                   375,566            375,541
Banc of America Mortgage Securities, Inc.,
   Series 2003 F, Class 2A1
   3.734% due 07/25/2033 (b)                            1,147,812          1,133,063
Bear Stearns ARM Trust, Series 2003-3, Class
   2A2
   4.176% due 04/25/2033 (b)                              306,027            306,278
Chase Commercial Mortgage Securities Corp.,
   Series 2000-2, Class C
   7.928% due 07/15/2032                                1,500,000          1,721,080
Countrywide Home Loans, Inc.
   4.177% due 04/25/2034 (b)                            1,818,826          1,795,978
   4.933% due 08/25/2034                                5,000,000          5,017,187
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A2
   5.935% due 01/15/2006                                3,175,000          3,290,997
CS First Boston Mortgage Securities Corp.,
   Series 2001-CF2, Class A3
   6.238% due 02/15/2034                                1,185,000          1,260,747
CS First Boston Mortgage Securities Corp.,
   Series 2003-AR12, Class 2A2
   4.36% due 04/25/2033 (b)                               312,886            313,574
CS First Boston Mortgage Securities Corp.,
   Series 2004-AR1, Class 2A1
   4.82% due 02/25/2034 (b)                               684,706            683,347
FHLMC Structured Pass Through Securities,
   T-41, Class 3A
   7.50% due 07/25/2032                                   629,774            674,841
First Investors Auto Owner Trust, Series
   2002-A, Class A
   3.46% due 12/15/2008 (b)                                24,631             24,792
First Union National Bank Commercial Mortgage
   Trust, Series 2002- C1, Class A1
   5.585% due 08/12/2010                                  964,174          1,007,259
GE Capital Commercial Mortgage Corp., Series
   2001-1, Class A1
   6.079% due 10/15/2010 (b)                              169,228            178,422

GMAC Commercial Mortgage Security, Inc.,
   Series 1997-C1, Class A3
   6.869% due 08/15/2007 (b)                              333,940            357,750
Hilton Hotels Pool Trust, Series 2000-HL TA,
   Class B
   1.625% due 10/03/2015 (b)                              335,000            329,836
Merrill Lynch Mortgage Investors, Inc.,
   Series 1995-C2, Class A1
   7.0266% due 06/15/2021 (b)                             136,646            143,608
Merrill Lynch Mortgage Investors, Inc.,
   Series 1997-C1, Class A3
   7.12% due 06/18/2029                                   278,579            297,870
Merrill Lynch Mortgage Investors, Inc.,
   Series 2004-A1, Class 2A1
   4.67% due 02/25/2034                                 1,800,214          1,794,789
Morgan Stanley Capital I, Inc., Class A
   1.89% due 07/14/2008 (b)                               440,822            441,315
Residential Asset Security Corp., Series
   1999-KS4, Class AI4
   7.22% due 06/25/2028 (b)                               450,795            467,845
Residential Funding Mortgage Securities II,
   Series 2001-HS2, Class A4
   6.43% due 04/25/2016                                    74,072             74,224
Salomon Brothers Commercial Mortgage
   Securities, Class A3, Series 2001-C1
   6.428% due 12/18/2035                                1,250,000          1,331,341
Structured Asset Securities Corp., Series
   1998-RF2, Class A
   8.52% due 07/15/2027 (b)                               976,111          1,051,988
Washington Mutual, Series 2003-AR1, Class A6
   4.51% due 03/25/2033 (b)                               179,635            180,683
Washington Mutual, Series 2003-AR6, Class A1
   4.37% due 06/25/2033 (b)                             2,241,897          2,235,371
------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,427,425)                                                     $  26,489,726
------------------------------------------------------------------------------------

ASSET BACKED SECURITIES - 2.05%
ACLC Business Loan Receivables Trust, Series
   2002-1A, Class A1
   5.408% due 12/15/2022 (b)                              248,784            246,296
California Infrastructure Development, Series
   1997-1, Class A7
   6.42% due 09/25/2008                                   893,999            932,916
Chase Funding Mortgage Loan, Series 2003-1,
   Class 1A3
   3.14% due 07/25/2023 (b)                               450,000            450,700
Chase Funding Mortgage Loan,Series 2003-2,
   Class 1A3
   2.864% due 03/25/2007 (b)                              470,000            468,384
Drivetime Auto Owner Trust, Series 2004-A,
   Class A3
   2.419% due 08/15/2008 (b)                            1,350,000          1,324,266
Government Lease Trust, Series 1999-GSA1,
   Class A2
   6.18% due 05/18/2005                                   908,755            922,962
GRCT Consumer Loan Trust, Series 2001-1A,
   Class 2BRV
   6.25% due 02/15/2020 (b)                               261,708            265,394

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

DIVERSIFIED BOND TRUST (CONTINUED)

                                                      SHARES OR
                                                      PRINCIPAL
                                                       AMOUNT             AMOUNT
                                                    -------------      -------------
ASSET BACKED SECURITIES
(CONTINUED)
Mangrove Bay Pass Through Trust
   6.102% due 07/15/2033 (b)                        $     100,000      $      98,650
Onyx Acceptance Auto Trust,
  Series 2002-C,
   Class A4
   4.07% due 04/15/2009                                   750,000            761,486
Peco Energy Transition Trust,
  Series 1999-A,
   Class A7
   6.13% due 03/01/2009 (b)                             1,440,000          1,545,920
Sears Credit Account Master
  Trust, Series
   1998-2,
   Class A
   5.25% due 10/16/2008                                   333,333            335,413
Vanderbilt Acquisition Loan
  Trust, Class A3,
   Series
   2002-1
   5.70% due 09/07/2023                                   750,000            758,649
------------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(Cost $8,201,938)                                                      $   8,111,036
------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 25.54%
State Street Navigator Securities
   Lending Prime Portfolio (c)                      $ 101,269,955      $ 101,269,955
------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $101,269,955)                                                    $ 101,269,955
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 9.80%
Repurchase Agreement with State Street
   Corp. dated 06/30/2004 at 0.35% to
   be repurchased at $38,843,378 on
   07/01/2004, collateralized
   by $29,720,000 U.S. Treasury Bonds,
   8.125% due 08/15/2019 (valued at
   $39,621,812, including interest). ***            $  38,843,000      $  38,843,000
                                                    -------------      -------------

TOTAL REPURCHASE AGREEMENTS
(Cost $38,843,000)                                                     $  38,843,000
                                                                       -------------

TOTAL INVESTMENTS (DIVERSIFIED BOND TRUST)
    (COST $515,880,741) - 129.80%                                      $ 514,617,274
LIABILITIES IN EXCESS OF OTHER ASSETS - (29.80                          (118,153,548)
                                                                       -------------
TOTAL NET ASSETS - 100.00%                                             $ 396,463,726
                                                                       =============

INVESTMENT QUALITY BOND TRUST

COMMON STOCKS - 0.00%

CHEMICALS - 0.00%
Pioneer Companies, Inc. *                                     777      $       5,525
------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $0)                                          $       5,525
------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.03%

MINING - 0.00%
Fairfield Manufacturing, Inc. *                               317                396

PUBLISHING - 0.03%
Primedia, Inc., Series H                                    1,525            131,913

STEEL - 0.00%
Weirton Steel Corp., Series C  # *                          2,700      $         459
------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $ 428,877)                                $     132,768
------------------------------------------------------------------------------------
WARRANTS - 0.00%

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.00%
KMC Telecom Holdings, Inc.
   (Expiration date 04/15/2008;
   strikeprice   $0.01) *                                     425                  4
------------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $0)                                               $           4
------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 11.63%

U.S. TREASURY BONDS - 10.62%
   6.25% due 08/15/2023                             $   2,035,000          2,253,445
   7.50% due 11/15/2016                                 3,600,000          4,437,983
   7.875% due 02/15/2021                                3,250,000          4,195,292
   8.125% due 08/15/2021                               14,920,000         19,742,771
   8.125% due 08/15/2019 ****                           6,550,000          8,578,456
   8.75% due 05/15/2017 to 08/15/2020                   2,000,000          2,740,586
   8.875% due 08/15/2017 to 02/15/2019                  5,225,000          7,229,540
                                                                       -------------
                                                                          49,178,073

U.S. TREASURY NOTES - 0.48%
   5.875% due 11/15/2004                                2,200,000          2,234,718

U.S. TREASURY STRIPS - 0.53%
   6.875% PO due 08/15/2025                             8,000,000          2,435,760
------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $ 54,621,050)                                                    $  53,848,551
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.33%

FEDERAL HOME LOAN BANK - 0.95%
   5.75% due 05/15/2012                                 1,145,000          1,208,352
   5.80% due 09/02/2008                                 3,000,000          3,203,955
                                                                       -------------
                                                                           4,412,307
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 2.31%
   5.25% due 01/15/2006                                 6,000,000          6,224,022
   6.30% due 03/15/2023                                   199,709            206,957
   6.50% due 04/01/2029 to 08/01/2032                     649,954            678,342
   6.625% due 09/15/2009                                3,000,000          3,315,105
   7.50% due 06/01/2010 to 05/01/2028                     262,414            282,316
                                                                       -------------
                                                                          10,706,742
FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 10.47%
   4.685% due 05/01/2013 (b)                            1,676,460          1,654,696
   5.00% due 03/01/2019 to 06/01/2019                  19,503,971         19,570,436
   5.636% due 12/01/2011 (b)                            1,723,048          1,798,953
   5.77% due 03/01/2009                                 2,706,069          2,861,718
   6.048% due 03/01/2012 (b)                            1,197,284          1,280,540
   6.085% due 10/01/2011                                1,240,216          1,326,210
   6.18% due 07/01/2008                                   337,893            360,312
   6.21% due 11/01/2011 (b)                             2,493,983          2,661,343

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                 SHARE OR
                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                              --------------    --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS(CONTINUED)

FEDERAL NATIONAL MORTGAGE
ASSOCIATION (CONTINUED)
   6.27% due 11/01/2007                       $    1,537,484    $    1,634,611
   6.28% due 04/01/2011                            1,000,000         1,069,850
   6.30% due 01/01/2008                              290,399           309,479
   6.34% due 01/01/2008                              260,341           277,585
   6.43% due 01/01/2008                              294,926           315,384
   6.44% due 02/01/2011 (b)                        3,580,906         3,927,441
   6.447% due 01/01/2008                           1,392,013         1,489,240
   6.46% due 06/01/2009                            1,416,552         1,532,058
   6.50% due 09/01/2031                                2,758             2,876
   6.625% due 09/15/2009                           5,000,000         5,531,110
   6.837% due 10/01/2007 (b)                         175,319           184,834
   7.00% due 06/01/2029                               22,773            24,109
   7.04% due 03/01/2007                              624,551           668,743
                                                                --------------
                                                                    48,481,528

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.45%

   6.00% due 08/15/2008 to 03/15/2033              2,536,743         2,624,966
   6.50% due 07/15/2008 to 07/15/2032              1,293,858         1,354,044
   6.50% due 06/15/2028 to 10/15/2028 (b)            543,721           569,605
   7.00% due 04/15/2023 to 03/15/2029              2,715,330         2,893,735
   7.00% due 01/15/2028 to 11/15/2028 (b)          1,977,163         2,104,239
   7.50% due 06/15/2022 to 10/15/2029              1,605,108         1,736,295
   8.00% due 07/15/2030 to 10/15/2030                 67,357            73,842
                                                                --------------
                                                                    11,356,726

HOUSING & URBAN DEVELOPMENT - 0.15%
   7.498% due 08/01/2011                             600,000           673,153
------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $75,857,284)                                              $   75,630,456
------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.80%

CANADA - 0.44%
Province of Quebec
   8.625% due 01/19/2005                           2,000,000         2,073,910

RUSSIA - 0.10%
Government of Russia
   5.00% due 03/31/2030 (b)                          500,000           457,375

SOUTH AFRICA - 0.12%
Republic of South Africa
   7.375% due 04/25/2012                             510,000           552,713

TRINIDAD AND TOBAGO - 0.14%
Republic of Trinidad & Tobago
   9.75% due 07/01/2020                              500,000           640,000
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $3,645,797)                                               $    3,723,998
------------------------------------------------------------------------------
CORPORATE BONDS - 56.68%

ADVERTISING - 0.11%
Advanstar Communications, Inc.
   10.75% due 08/15/2010                              85,000            94,031
   12.00% due 02/15/2011                              45,000            47,925
Lamar Media Corp.
   7.25% due 01/01/2013                               40,000            40,700
RH Donnelley Finance Corp., Series I
   10.875% due 12/15/2012                            180,000           208,800
Vertis, Inc.
   10.875% due 06/15/2009                             90,000            96,750
                                                                --------------
                                                                       488,206

AEROSPACE - 0.27%
Argo Tech Corp
   9.25% due 06/01/2011                               90,000            92,700
Northrop Grumman Corp.
   7.875% due 03/01/2026                             115,000           134,114
Raytheon Company
   4.85% due 01/15/2011                              800,000           794,003
Sequa Corp.
   9.00% due 08/01/2009                              130,000           138,125
Sequa Corp., Series B
   8.875% due 04/01/2008                              70,000            73,675
                                                                --------------
                                                                     1,232,617

AGRICULTURE - 0.25%
American Rock Salt Company LLC
   9.50% due 03/15/2014                               20,000            20,500
Monsanto Company
   7.375% due 08/15/2012                           1,000,000         1,130,327
                                                                --------------
                                                                     1,150,827

AIR TRAVEL - 0.98%
American Airlines
   3.857% due 07/09/2010                             244,238           235,900
Continental Airlines, Series 1997-4, Class 4A
   6.90% due 01/02/2018                            1,082,720         1,017,518
Continental Airlines, Series 981A
   6.648% due 03/15/2019                             809,154           755,216
Delta Air Lines Inc., Class G
   6.718% due 01/02/2023                           1,331,309         1,371,155
Delta Air Lines, Inc.
   7.90% due 12/15/2009                              215,000           109,650
Northwest Airlines Corp., Series 2000-1
   8.072% due 04/01/2021 (b)                         758,785           811,678
Northwest Airlines Corp., Series 992A
   7.575% due 03/01/2019                             220,829           217,094
                                                                --------------
                                                                     4,518,211

ALUMINUM - 0.35%
Alcan Aluminum, Ltd.
   6.125% due 12/15/2033                             200,000           193,512
   6.45% due 03/15/2011                              440,000           475,811
Alcoa, Inc.
   6.75% due 01/15/2028                              800,000           863,439
Century Aluminum Company
   11.75% due 04/15/2008                              75,000            83,625
                                                                --------------
                                                                     1,616,387

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
CORPORATE BONDS (CONTINUED)

AUTO PARTS - 0.48%
Advanced Accessory Holdings Corp.
   zero coupon, Step up to 13.25% on
     06/15/2008 due 12/15/2011              $  320,000   $  162,400
ArvinMeritor, Inc.
   8.75% due 03/01/2012                        440,000      477,400
Dana Corp.
   7.00% due 03/01/2029                        300,000      288,000
   9.00% due 08/15/2011                        255,000      298,350
   10.125% due 03/15/2010                       20,000       22,650
Dura Operating Corp., Series B
   8.625% due 04/15/2012                        90,000       91,800
Dura Operating Corp., Series D
   9.00% due 05/01/2009                         20,000       19,600
Lear Corp., Series B
   8.11% due 05/15/2009                        145,000      165,162
Tenneco Automotive, Inc.
   10.25% due 07/15/2013                        50,000       56,500
TRW Automotive, Inc.
   11.00% due 02/15/2013                       160,000      188,800
Visteon Corp.
   7.00% due 03/10/2014                        460,000      445,050
   8.25% due 08/01/2010                         15,000       15,975
                                                         ----------
                                                          2,231,687

AUTO SERVICES - 0.06%
Adesa, Inc.
   7.625% due 06/15/2012                        95,000       95,831
United Rentals North America, Inc.
   7.00% due 02/15/2014                        195,000      173,550
                                                         ----------
                                                            269,381

AUTOMOBILES - 0.91%
Chrysler Corp.
   7.45% due 02/01/2097                      1,000,000      975,071
DaimlerChrysler North America Holding
   4.75% due 01/15/2008                      1,150,000    1,159,530
General Motors Corp.
   8.25% due 07/15/2023                      1,975,000    2,068,321
                                                         ----------
                                                          4,202,922

BANKING - 6.20%
Bank of America Corp.
   4.375% due 12/01/2010                     1,750,000    1,705,651
   7.40% due 01/15/2011                      1,500,000    1,699,977
Bayerische Landesbank Girozentrale
   5.65% due 02/01/2009                        200,000      210,511
Chase Manhattan Corp.
   7.00% due 11/15/2009                      1,000,000    1,110,275
Chevy Chase Bank FSB
   6.875% due 12/01/2013                       100,000      100,000
Citicorp
   6.375% due 11/15/2008                       600,000      646,913
Credit National
   7.00% due 11/14/2005                      1,300,000    1,392,625
Export-Import Bank of Korea
   4.125% due 02/10/2009                     1,300,000    1,261,079
First Financial Caribbean Corp.
   7.84% due 10/10/2006                        810,000      880,169
First Massachusetts Bank NA
   7.625% due 06/15/2011                     1,000,000    1,148,463
First Republic Bank of San Francisco
   7.75% due 09/15/2012                        825,000      946,591
First Union National Bank Chase
   6.645% due 06/15/2031 (b)                 3,000,000    3,252,474
First Union National Bank, Series BKNT
   6.919% due 12/15/2036                       500,000      564,680
   7.80% due 08/18/2010                      1,500,000    1,733,354
Frost National Bank
   6.875% due 08/01/2011                     1,000,000    1,086,924
HBOS PLC MTN
   6.00% due 11/01/2033                        820,000      780,483
Huntington National Bank
   4.90% due 01/15/2014                        500,000      478,566
National Australia Bank Ltd.
   8.60% due 05/19/2010                        175,000      206,736
National City Corp.
   6.875% due 05/15/2019                     1,000,000    1,097,612
NBD Bancorp
   8.25% due 11/01/2024                      2,000,000    2,400,588
Regions Financial Corp.
   7.00% due 03/01/2011                         95,000      106,488
Republic New York Corp.
   9.50% due 04/15/2014                      1,000,000    1,267,482
Royal Bank Scotland Group PLC
   6.40% due 04/01/2009                      2,750,000    2,986,891
Sanwa Bank Limited New York Branch
   7.40% due 06/15/2011                        450,000      489,302
Wells Fargo Bank NA
   7.55% due 06/21/2010                      1,000,000    1,151,120
                                                         ----------
                                                         28,704,954

BROADCASTING - 1.76%
Canwest Media, Inc.
   10.625% due 05/15/2011                      190,000      213,037
Chancellor Media Corp.
   8.00% due 11/01/2008                        400,000      452,538
Charter Communications Holdings
   8.625% due 04/01/2009                       225,000      179,438
   9.92% due 04/01/2011                         55,000       43,450
Charter Communications Holdings,
   zero coupon, Step up to 13.50% on
     1/15/2006 due 01/15/2011                  795,000      582,338
Clear Channel Communications, Inc.
   7.65% due 09/15/2010                        675,000      760,453
Comcast Cable Communications
   8.50% due 05/01/2027                      1,400,000    1,695,301
Corus Entertainment, Inc.
   8.75% due 03/01/2012                        160,000      171,000
CSC Holdings, Inc., Series B
   7.625% due 04/01/2011                       305,000      305,762
Grupo Televisa S.A.
   8.50% due 03/11/2032                        300,000      302,250

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
CORPORATE BONDS (CONTINUED)

BROADCASTING (CONTINUED)
Liberty Media Group
   7.75% due 07/15/2009                     $  700,000   $  781,666
News America Holdings, Inc.
   7.75% due 01/20/2024                        950,000    1,074,352
Quebecor Media, Inc.
   zero coupon, Step up to 13.75% on
     07/15/2006 due 07/15/2011                  85,000       78,625
   11.125% due 07/15/2011                      380,000      433,675
Viacom, Inc.
   7.75% due 06/01/2005                      1,035,000    1,083,883
                                                         ----------
                                                          8,157,768

BUILDING MATERIALS & CONSTRUCTION - 0.85%
American Standard, Inc.
   7.625% due 02/15/2010                        70,000       77,000
Erico International Corp.
   8.875% due 03/01/2012                        45,000       45,900
Lowe's Companies, Inc.
   6.50% due 03/15/2029                      1,100,000    1,154,199
   7.50% due 12/15/2005                        350,000      372,762
Masco Corp.
   5.75% due 10/15/2008                        700,000      733,110
SCL Terminal Aereo Santiago SA
   6.95% due 07/01/2012                      1,446,596    1,535,678
                                                         ----------
                                                          3,918,649

BUSINESS SERVICES - 0.40%
Federal Express Corp., Series 1998 1A
   6.72% due 01/15/2022                      1,280,451    1,371,568
Invensys PLC
   9.875% due 03/15/2011                        85,000       84,575
Iron Mountain, Inc.
   8.25% due 07/01/2011                        250,000      259,687
Xerox Corp.
   9.75% due 01/15/2009                        135,000      153,563
                                                         ----------
                                                          1,869,393

CABLE AND TELEVISION - 0.80%
AOL Time Warner, Inc.
   7.625% due 04/15/2031                       210,000      227,250
Cablevision Systems Corp.
   8.00% due 04/15/2012                        155,000      152,675
Cox Communications, Inc.
   7.125% due 10/01/2012                       615,000      674,010
Cox Enterprises, Inc.,
   4.375% due 05/01/2008                       475,000      473,311
Echostar DBS Corp.
   6.375% due 10/01/2011                       230,000      226,550
LBI Media Holdings, Inc.
   zero coupon, Step up to 11.00%
     on 10/15/2008 due 10/15/2013              155,000      109,469
Lodgenet Entertainment Corp.
   9.50% due 06/15/2013                         80,000       87,400
Mediacom Broadband LLC
   11.00% due 07/15/2013                       150,000      159,750
Mediacom LLC/Mediacom Capital Corp.
   9.50% due 01/15/2013                        260,000      250,900
Rogers Cable Inc.
   6.25% due 06/15/2013                         55,000       51,778
Shaw Communications, Inc.
   7.25% due 04/06/2011                         10,000       10,377
   8.25% due 04/11/2010                         85,000       92,438
TCI Communications Inc.
   8.75% due 08/01/2015                        800,000      963,735
Videotron Ltee
   6.875% due 01/15/2014                        15,000       14,587
Vivendi Universal SA
   9.25% due 04/15/2010                        160,000      189,112
                                                         ----------
                                                          3,683,342

CELLULAR COMMUNICATIONS - 1.21%
Alamosa Delaware, Inc.
   11.00% due 07/31/2010                        85,000       92,650
American Cellular Corp.
   10.00% due 08/01/2011                       165,000      142,312
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                       700,000      796,224
   8.125% due 05/01/2012                       420,000      485,583
   8.75% due 03/01/2031                        500,000      609,584
Centennial Communications Corp.
   8.125% due 02/01/2014                       100,000       92,750
Cingular Wireless LLC
   7.125% due 12/15/2031                       500,000      521,330
Crown Castle International Corp.
   7.50% due 12/01/2013                        185,000      184,075
Nextel Communications, Inc.
   9.50% due 02/01/2011                        550,000      616,000
Rogers Cantel, Inc.
   9.75% due 06/01/2016                         50,000       56,625
Rogers Wireless Inc.
   9.625% due 05/01/2011                       515,000      578,088
Rural Cellular Corp.
   8.25% due 03/15/2012                         20,000       20,550
   9.75% due 01/15/2010                         95,000       86,213
Triton PCS, Inc.
   8.75% due 11/15/2011                        330,000      272,250
Vodafone Group PLC
   7.75% due 02/15/2010                        825,000      945,940
Western Wireless Corp.
   9.25% due 07/15/2013                         90,000       92,700
                                                         ----------
                                                          5,592,874

CHEMICALS - 0.76%
Acetex Corp.
   10.875% due 08/01/2009                       75,000       82,125
Airgas, Inc.
   9.125% due 10/01/2011                        30,000       33,825
Arco Chemical Company
   9.80% due 02/01/2020                         80,000       78,400
Dow Chemical Company
   5.75% due 12/15/2008                        400,000      419,751
   6.00% due 10/01/2012                        400,000      413,331

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                            SHARES OR
                                            PRINCIPAL
                                              AMOUNT       VALUE
                                            ----------   ----------
CORPORATE BONDS (CONTINUED)

CHEMICALS (CONTINUED)
Equistar Chemicals LP
   10.125% due 09/01/2008                   $   30,000   $   32,850
   10.625% due 05/01/2011                      145,000      160,950
Huntsman LLC
   11.625% due 10/15/2010                       50,000       55,250
ICI Wilmington, Inc.
   6.95% due 09/15/2004                        720,000      725,862
IMC Global, Inc., Series B
   10.875% due 06/01/2008                      345,000      401,063
   11.25% due 06/01/2011                        30,000       34,575
Lyondell Chemical Company, Series A
   9.625% due 05/01/2007                        70,000       73,150
Lyondell Chemical Company, Series B
   9.875% due 05/01/2007                       325,000      339,625
Methanex Corp.
   8.75% due 08/15/2012                         70,000       78,750
Millennium America, Inc.
   9.25% due 06/15/2008                         85,000       91,375
Nalco Company
   7.75% due 11/15/2011                         50,000       52,375
   8.875% due 11/15/2013                        90,000       94,275
Omnova Solutions, Inc.
   11.25% due 06/01/2010                        95,000      103,550
Pioneer Companies, Inc.
   4.663% due 12/31/2006 (b)                     3,810        3,600
Texas Petrochemicals Corp., Series B
   11.125% due 07/01/2006 #                    250,000       90,000
Union Carbide Corp.
   6.79% due 06/01/2025                         75,000       75,750
United Industries Corp.
   9.875% due 04/01/2009                        75,000       78,000
                                                         ----------
                                                          3,518,432

COAL - 0.06%
Massey Energy Company
   6.625% due 11/15/2010                        55,000       54,725
   6.95% due 03/01/2007                        205,000      210,638
                                                         ----------
                                                            265,363

COMPUTERS & BUSINESS EQUIPMENT - 0.20%
Computer Sciences Corp.
   7.375% due 06/15/2011                       145,000      164,256
Hewlett Packard Company
   6.50% due 07/01/2012                        700,000      763,623
                                                         ----------
                                                            927,879

CONTAINERS & GLASS - 0.31%
Anchor Glass Container Corp.
   11.00% due 02/15/2013                       150,000      171,562
Crown European Holdings SA
   10.875% due 03/01/2013                      155,000      176,700
Four M Corp.
   12.00% due 06/01/2006                        15,000       15,150
Graphic Packaging International, Inc.
   8.50% due 08/15/2011                         85,000       90,950
Owens Brockway Glass Container
   8.25% due 05/15/2013                        310,000      320,075
Pliant Corp.
   zero coupon, Step up to 11.013% on
     12/15/2006 due to 06/15/2009 due
     06/15/2009                                185,000      155,862
Portola Packaging, Inc.
   8.25% due 02/01/2012                         30,000       24,000
Stone Container Corp.
   8.375% due 07/01/2012                        80,000       83,600
   9.25% due 02/01/2008                        185,000      202,113
   9.75% due 02/01/2011                        120,000      132,000
Tekni-Plex, Inc.
   8.75% due 11/15/2013                         60,000       57,300
                                                         ----------
                                                          1,429,312

COSMETICS & TOILETRIES - 0.07%
JohnsonDiversey Holdings, Inc.
   zero coupon, Step up to 10.67% on
     05/15/2007 due 05/15/2013                  35,000       38,150
Playtex Products, Inc.
   8.00% due 03/01/2011                         95,000       98,919
Playtex Products, Inc. (continued)
   9.375% due 06/01/2011                       200,000      194,500
                                                         ----------
                                                            331,569

CRUDE PETROLEUM & NATURAL GAS - 0.43%

Burlington Resources Finance Company
   7.40% due 12/01/2031                        625,000      710,546
Chesapeake Energy Corp.
   6.875% due 01/15/2016                        90,000       87,750
KN Energy, Inc.
   6.65% due 03/01/2005                        795,000      817,089
Premcor Refining Group, Inc.
   6.75% due 05/01/2014                         90,000       89,100
   7.75% due 02/01/2012                        180,000      186,750
Pride International, Inc.
   7.375% due 07/15/2014                        60,000       60,600
Whiting Pete Corp.
   7.25% due 05/01/2012                         40,000       39,600
                                                         ----------
                                                          1,991,435

DOMESTIC OIL - 1.00%
Chesapeake Energy Corp.
   7.50% due 09/15/2013                         60,000       62,400
   7.75% due 01/15/2015                        115,000      119,887
Devon Financing Corp., ULC
   6.875% due 09/30/2011                     1,150,000    1,251,956
Encore Acquisition Company
   8.375% due 06/15/2012                        25,000       26,750
Giant Industries, Inc.
   8.00% due 05/15/2014                         35,000       35,000
Magnum Hunter Resources, Inc.
   9.60% due 03/15/2012                         90,000       99,000
Motiva Enterprises LLC
   5.20% due 09/15/2012                      1,100,000    1,091,502
Pemex Project Funding Master Trust
   8.625% due 02/01/2022                     1,000,000    1,040,000
Plains Exploration & Production Company
   7.125% due 06/15/2014                        25,000       25,438

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT          VALUE
                                            ----------------  ------------
CORPORATE BONDS (CONTINUED)

DOMESTIC OIL - (CONTINUED)
Plains Exploration & Production Company
   (continued)
   8.75% due 07/01/2012                     $         20,000  $     21,800
Pride International, Inc.
   10.00% due 06/01/2009                             255,000       269,025
Valero Energy Corp.
   8.75% due 06/15/2030                              465,000       580,146
                                                              ------------
                                                                 4,622,904

DRUGS & HEALTH CARE - 1.31%
Allegiance Corp.
   7.00% due 10/15/2026                            4,000,000     4,372,900
Beckman Instruments, Inc.
   7.45% due 03/04/2008                            1,065,000     1,179,453
Biovail Corp.
   7.875% due 04/01/2010                              85,000        83,937
Omnicare, Inc.
   6.125% due 06/01/2013                              35,000        33,425
Omnicare, Inc., Series B
   8.125% due 03/15/2011                              35,000        37,450
Rite Aid Corp.
   8.125% due 05/01/2010                             335,000       352,588
                                                              ------------
                                                                 6,059,753

ELECTRICAL EQUIPMENT - 0.28%
Energy Corp. of America, Inc. Series A
   9.50% due 05/15/2007                              518,000       486,920
General Cable Corp
   9.50% due 11/15/2010                               85,000        91,375
Nisource Finance Corp.
   3.20% due 11/01/2006                              600,000       593,181
Wesco Distribution, Inc.
   9.125% due 06/01/2008                             145,000       149,169
                                                              ------------
                                                                 1,320,645

ELECTRICAL UTILITIES - 4.43%
AES Corp.
   8.75% due 05/15/2013                              195,000       208,894
   9.00% due 05/15/2015                              140,000       149,975
Alabama Power Company
   5.875% due 12/01/2022                             470,000       466,889
American Electric Power Inc., Series A
   6.125% due 05/15/2006                           2,000,000     2,099,530
Arizona Public Service Company
   6.375% due 10/15/2011                           1,000,000     1,063,042
Avista Corp.
   9.75% due 06/01/2008                              320,000       376,000
Calpine Corp.
   8.50% due 07/15/2010                              295,000       244,112
Carolina Power & Light Company
   6.50% due 07/15/2012                            1,450,000     1,558,891
CMS Energy Corp.
   8.50% due 04/15/2011                               80,000        81,600
   8.90% due 07/15/2008                              260,000       272,350
Commonwealth Edison Company
   6.15% due 03/15/2012                              315,000       336,480
DPL, Inc.
   6.875% due 09/01/2011                              95,000        95,712
Duke Energy Corp.
   5.375% due 01/01/2009                           1,000,000     1,025,831
Exelon Generation Company LLC
   5.35% due 01/15/2014                              650,000       630,335
Florida Power & Light Company
   5.85% due 02/01/2033                              230,000       224,870
L-3 Communications Corp., Series B
   8.00% due 08/01/2008                              160,000       165,600
Midwest Generation LLC
   8.75% due 05/01/2034                               95,000        95,950
Nevada Power Company
   9.00% due 08/15/2013                              250,000       271,875
   10.875% due 10/15/2009                            110,000       124,300
New York State Electric & Gas Corp.
   5.75% due 05/01/2023                              550,000       512,061
NSTAR
   8.00% due 02/15/2010                            2,000,000     2,326,104
Ohio Edison Company
   4.00% due 05/01/2008                            1,200,000     1,173,788
Old Dominion Electric Coop.
   6.25% due 06/01/2011                            1,045,000     1,126,642
Oncor Electric Delivery Company
   6.375% due 05/01/2012                             615,000       658,158
Pacificorp Australia LLC
   6.15% due 01/15/2008                              825,000       871,408
Pacificorp Secured, MTN
   6.375% due 05/15/2008                           1,000,000     1,077,259
PSEG Power LLC
   8.625% due 04/15/2031                             590,000       720,628
Puget Sound Energy, Inc.
   7.00% due 03/09/2029                              400,000       421,203
Southern California Edison Company
   6.00% due 01/15/2034                              750,000       718,636
Western Resources, Inc.
   7.125% due 08/01/2009                             280,000       302,327
   9.75% due 05/01/2007                              101,000       115,048
Wisconsin Electric Power Company
   6.50% due 06/01/2028                              700,000       735,477
Wisconsin Energy Corp.
   6.20% due 04/01/2033                              250,000       241,400
                                                              ------------
                                                                20,492,375

ELECTRONICS - 0.12%
Itron, Inc.
   7.75% due 05/15/2012                              15,000         15,000
Sanmina-SCI Corp.
   10.375% due 01/15/2010                           310,000        354,950
Solectron Corp.
   9.625% due 02/15/2009                            155,000        170,113
Thomas & Betts Corp.
   6.39% due 02/10/2009                               5,000          5,170
   7.25% due 06/01/2013                              25,000         26,480
                                                              ------------
                                                                   571,713

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT           VALUE
                                            ----------------  ------------
CORPORATE BONDS (CONTINUED)

ENERGY - 0.41%
Alliant Energy Resources, Inc.
   9.75% due 01/15/2013                     $        450,000  $    572,753
Consol Energy, Inc.
   7.875% due 03/01/2012                              90,000        92,925
Midamerican Funding LLC
   6.75% due 03/01/2011                            1,000,000     1,096,344
NRG Energy, Inc.
   8.00% due 12/15/2013                              145,000       146,450
                                                              ------------
                                                                 1,908,472

FINANCIAL SERVICES - 11.61%
American Financial Group, Inc.
   7.125% due 04/15/2009                             340,000       364,750
Amerus Capital I
   8.85% due 02/01/2027                              750,000       777,312
Arch Western Finance LLC
   6.75% due 07/01/2013                              130,000       130,000
Associates Corp. of North America
   8.55% due 07/15/2009                              600,000       704,980
BanPonce Financial Corp.
   6.80% due 12/21/2005                              260,000       274,151
BCP Caylux Holdings Luxembourg SCA
   9.625% due 06/15/2014                             130,000       134,712
Beneficial Corp.
   8.40% due 05/15/2008                              350,000       398,767
Capital One Multi Asset Execution Trust
   3.65% due 07/15/2011                            3,075,000     3,010,356
CB Richard Ellis Services, Inc.
   9.75% due 05/15/2010                               35,000        38,500
CIT Group, Inc.
   6.50% due 02/07/2006                            1,000,000     1,053,536
   7.625% due 08/16/2005                             250,000       263,523
Commercial Credit Group, Inc.
   7.375% due 04/15/2005                           1,000,000     1,038,003
Credit Suisse First Boston USA, Inc.
   6.125% due 11/15/2011                           1,300,000     1,368,285
Equitable Companies, Inc.
   7.00% due 04/01/2028                            1,000,000     1,090,709
Erac USA Finance Company
   8.00% due 01/15/2011                            2,100,000     2,442,004
Ford Motor Credit Company
   7.375% due 10/28/2009                           3,700,000     3,948,736
   7.875% due 06/15/2010                           2,050,000     2,230,529
General Electric Capital Assurance Company,
   Series 2003-1 Class A5
   5.742% due 05/12/2035                             660,000       642,368
General Electric Capital Corp.
   6.125% due 02/22/2011                             500,000       535,470
General Electric Capital Corp., MTN
   6.75% due 03/15/2032                            2,475,000     2,660,662
General Motors Acceptance Corp.
   6.875% due 09/15/2011                           1,000,000     1,025,297
   7.25% due 03/02/2011                            1,000,000     1,049,533
Goldman Sachs Group, Inc.
   6.125% due 02/15/2033                             955,000       901,280
   6.875% due 01/15/2011                             800,000       878,217
H.F. Ahmanson & Company
   7.875% due 09/01/2004                             525,000       529,447
Hartford Financial Services Group, Inc.
   7.90% due 06/15/2010                              200,000       231,768
Household Finance Corp.
   6.375% due 11/27/2012                             815,000       864,129
   7.00% due 05/15/2012                              985,000     1,088,065
International Lease Finance Corp.
   5.75% due 10/15/2006                              700,000       736,990
John Deere Capital Corp.
   7.00% due 03/15/2012                              400,000       447,644
JSG Funding PLC
   9.625% due 10/01/2012                             100,000       109,500
Lehman Brothers Holdings, Inc.
   4.375% due 11/30/2010                             500,000       482,946
Manufacturers & Traders Trust Company
   8.00% due 10/01/2010                            1,250,000     1,467,899
Marsh & McLennan Companies, Inc.
   5.875% due 08/01/2033                             500,000       470,536
   7.125% due 06/15/2009                           1,145,000     1,278,954
Mizuho Financial Group Cayman, Ltd.
   5.79% due 04/15/2014                              900,000       884,689
Morgan Stanley
   6.75% due 04/15/2011                              790,000       865,737
Morgan Stanley Capital I, Inc.
   6.21% due 11/15/2031 (b)                        3,000,000     3,209,512
Morgan Stanley Dean Witter
   6.60% due 04/01/2012                            1,000,000     1,076,564
Nationwide Financial Services, Inc.
   6.25% due 11/15/2011                              710,000       757,375
OED Corp.
   8.75% due 04/15/2012                               95,000        92,863
Pemex Finance, Ltd.
   8.875% due 11/15/2010                             650,000       759,915
Pemex Project Funding Master Trust
   9.125% due 10/13/2010                           1,000,000     1,145,000
Private Export Funding Corp., Series WW
   6.62% due 10/01/2005                            2,000,000     2,101,874
Sun Canada Financial Company
   7.25% due 12/15/2015                            1,700,000     1,864,827
Sunamerica, Inc.
   8.125% due 04/28/2023                           1,000,000     1,218,899
TIAA Global Markets
   4.125% due 11/15/2007                             740,000       748,353
Ucar Finance, Inc.
   10.25% due 02/15/2012                              80,000        89,000
UFJ Finance Aruba AEC
   6.75% due 07/15/2013                              825,000       853,107
United States Bancorp Oregon
   7.50% due 06/01/2026                            2,774,000     3,234,459
Western Financial Bank
   9.625% due 05/15/2012                             150,000       165,000
                                                              ------------
                                                                53,736,732

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                            ----------------  ------------
CORPORATE BONDS (CONTINUED)

FOOD & BEVERAGES - 1.31%
Cia Brasileira De Bebida
   8.75% due 09/15/2013                     $      1,450,000  $  1,527,750
Dole Food, Inc.
   7.25% due 06/15/2010                                5,000         4,937
   8.875% due 03/15/2011                              10,000        10,575
Great Atlantic & Pacific Tea Company, Inc.
   9.125% due 12/15/2011                             285,000       242,250
Kraft Foods, Inc.
   5.625% due 11/01/2011                             450,000       457,782
   6.50% due 11/01/2031                            1,230,000     1,242,455
Pepsi Bottling Group, Inc., Series B
   7.00% due 03/01/2029                              500,000       557,631
Tricon Global Restaurants, Inc.
   7.65% due 05/15/2008                              535,000       597,368
Tyson Foods, Inc.
   8.25% due 10/01/2011                            1,200,000     1,378,241
United Agri Products, Inc.
   8.25% due 12/15/2011                               25,000        27,875
                                                              ------------
                                                                 6,046,864

FOREST PRODUCTS - 0.35%
Tembec Industries, Inc.
   8.625% due 06/30/2009                             430,000       435,375
Weyerhaeuser Company
   6.75% due 03/15/2012                              800,000       866,362
   7.95% due 03/15/2025                              300,000       336,636
                                                              ------------
                                                                 1,638,373

GAS & PIPELINE UTILITIES - 0.96%
Duke Energy Field Services
   5.75% due 11/15/2006                              250,000       260,827
Dynegy Holdings, Inc.
   10.125% due 07/15/2013                             85,000        92,012
El Paso Corp.
   7.00% due 05/15/2011                              885,000       774,375
El Paso Production Holding Company
   7.75% due 06/01/2013                               95,000        87,163
Kinder Morgan Energy Partners
   7.125% due 03/15/2012                             800,000       879,817
Northern Border Partners, LP
   7.10% due 03/15/2011                            1,000,000     1,093,007
Praxair, Inc.
   6.50% due 03/01/2008                              605,000       659,294
Semco Energy, Inc.
   7.125% due 05/15/2008                              15,000        15,375
   7.75% due 05/15/2013                               20,000        20,600
Williams Companies, Inc.
   7.125% due 09/01/2011                             530,000       537,950
   8.625% due 06/01/2010                              30,000        33,000
                                                              ------------
                                                                 4,453,420

HEALTHCARE PRODUCTS - 0.22%
Bristol-Myers Squibb Company
   5.75% due 10/01/2011                              800,000       833,590
Hanger Orthopedic Group, Inc.
   10.375% due 02/15/2009                             95,000        97,138
Icon Health & Fitness
   11.25% due 04/01/2012                              45,000        49,050
VWR International, Inc.
   6.875% due 04/15/2012                              20,000        20,075
   8.00% due 04/15/2014                               35,000        35,875
                                                              ------------
                                                                 1,035,728

HEALTHCARE SERVICES - 0.05%
Extendicare Health Services, Inc.
   9.50% due 07/01/2010                               25,000        27,750
Radiologix, Inc.
   10.50% due 12/15/2008                             205,000       215,250
                                                              ------------
                                                                   243,000

HOMEBUILDERS - 0.78%
Beazer Homes USA, Inc.
   8.625% due 05/15/2011                             240,000       253,200
Centex Corp.
   7.875% due 02/01/2011                           1,000,000     1,130,839
Champion Enterprises Inc.
   7.625% due 05/15/2009                              65,000        61,100
D. R. Horton, Inc.
   9.75% due 09/15/2010                              265,000       307,069
KB Home
   9.50% due 02/15/2011                              195,000       214,987
Lennar Corp.
   5.95% due 03/01/2013                              265,000       267,167
Pulte Homes, Inc.
   8.125% due 03/01/2011                             930,000     1,090,755
Standard Pacific Corp.
   6.25% due 04/01/2014                               25,000        22,563
   9.50% due 09/15/2010                              145,000       159,137
Technical Olympic Usa Inc
   7.50% due 03/15/2011                               95,000        88,350
                                                              ------------
                                                                 3,595,167

HOTELS & RESTAURANTS - 0.43%
Aztar Corp.
   9.00% due 08/15/2011                               80,000        88,600
Host Marriott LP, REIT
   9.25% due 10/01/2007                               35,000        38,587
John Q Hammons Hotels LP
   8.875% due 05/15/2012                               5,000         5,425
Mandalay Resort Group
   9.375% due 02/15/2010                             175,000       190,750
   10.25% due 08/01/2007                             135,000       149,850
MGM Mirage, Inc.
   8.375% due 02/01/2011                             385,000       402,325
   8.50% due 09/15/2010                               50,000        54,000
Mortons Restaurant Group Inc
   7.50% due 07/01/2010                               85,000        79,050
Park Place Entertainment Corp.
   8.125% due 05/15/2011                             455,000       482,869
Premier Entertainment Biloxi LLC
   10.75% due 02/01/2012                             125,000       131,250
Real Mex Restaurants, Inc.
   10.00% due 04/01/2010                              85,000        85,212

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                            ----------------  ------------
CORPORATE BONDS (CONTINUED)

HOTELS & RESTAURANTS(CONTINUED)
Riviera Holdings Corp.
   11.00% due 06/15/2010                     $        185,000 $    202,113
Station Casinos, Inc.
   6.00% due 04/01/2012                               95,000        91,913
                                                              ------------
                                                                 2,001,944

HOUSEHOLD PRODUCTS - 0.31%
Procter & Gamble, Series A
   9.36% due 01/01/2021                            1,000,000     1,308,800
Resolution Performance Products, Inc.
   9.50% due 04/15/2010                               35,000        36,050
   13.50% due 11/15/2010                              90,000        83,925
Scotts Company
   6.625% due 11/15/2013                              15,000        15,000
                                                              ------------
                                                                 1,443,775

INDUSTRIAL MACHINERY - 0.07%
Case New Holland, Inc.
   9.25% due 08/01/2011                              235,000       246,750
Numatics, Inc.
   9.625% due 04/01/2008                              85,000        75,650
                                                              ------------
                                                                   322,400

INDUSTRIALS - 0.42%
American Standard, Inc.
   7.375% due 02/01/2008                             450,000       486,000
Archer Daniels Midland Company
   6.75% due 12/15/2027                            1,000,000     1,076,529
Champion Home Builders Company
   11.25% due 04/15/2007                              25,000        27,000
Meritage Corp.
   9.75% due 06/01/2011                               40,000        44,000
Peabody Energy Corp.
   6.875% due 03/15/2013                             210,000       212,625
The Manitowoc Company, Inc.
   10.50% due 08/01/2012                              80,000        91,600
Williams Companies, Inc.
   8.125% due 03/15/2012                               5,000         5,337
                                                              ------------
                                                                 1,943,091

INSURANCE - 5.29%
AAG Holding Company, Inc.
   6.875% due 06/01/2008                           1,710,000     1,783,121
ACE Capital Trust II
   9.70% due 04/01/2030                              725,000       953,258
Amerus Group Company
   6.95% due 06/15/2005                              715,000       736,860
Anthem Insurance Companies, Inc.
   9.125% due 04/01/2010                             700,000       858,584
Dai Ichi Mutual Life Insurance Company
   5.73% due 03/17/2014                              700,000       674,391
Equitable Life Assurance Society
   7.70% due 12/01/2015                              680,000       781,293
Fidelity National Financial, Inc.
   7.30% due 08/15/2011                            1,000,000     1,112,524
Florida Windstorm Underwriting Association,
   Series 1999
   7.125% due 02/25/2019                           3,720,000     4,216,114
Jackson National Life Insurance Company
   8.15% due 03/15/2027                            1,500,000     1,768,544
Liberty Mutual Insurance Company
   7.697% due 10/15/2097                           1,870,000     1,849,727
Mony Group, Inc.
   7.45% due 12/15/2005                              650,000       687,346
Nationwide Mutual Insurance Company
   8.25% due 12/01/2031                            1,000,000     1,179,004
New York Life Insurance Company
   5.875% due 05/15/2033                             265,000       251,982
Ohio National Life Insurance Company
   8.50% due 05/15/2026                            1,150,000     1,297,512
Premium Asset Trust
   4.125% due 03/12/2009                             650,000       628,870
Principal Life Global Funding I
   6.125% due 10/15/2033                             805,000       790,093
Prudential Financial
   7.65% due 07/01/2007                              650,000       715,689
Reinsurance Group of America, Inc.
   6.75% due 12/15/2011                            1,000,000     1,084,350
Safeco Corp.
   4.875% due 02/01/2010                             425,000       428,002
   7.25% due 09/01/2012                              270,000       303,512
The St. Paul Companies, Inc.
   5.75% due 03/15/2007                              575,000       602,165
XL Capital Finance PLC
   6.50% due 01/15/2012                              765,000       818,244
Zurich Reinsurance Centre Holdings, Inc.
   7.125% due 10/15/2023                           1,000,000       980,472
                                                              ------------
                                                                24,501,657

INTERNATIONAL OIL - 0.22%
Canadian Natural Resources Ltd.
   7.375% due 06/30/2033 (b)                         275,000       278,107
Gaz Capital
   8.625% due 04/28/2034                             475,000       460,156
Parker Drilling Company
   9.625% due 10/01/2013                              90,000        93,375
Petroleum Geo-Services ASA
   10.00% due 11/05/2010                             175,000       181,125
                                                              ------------
                                                                 1,012,763

INTERNET RETAIL - 0.23%
InterActiveCorp
   7.00% due 01/15/2013                            1,000,000     1,078,401

INVESTMENT COMPANIES - 0.24%
Canadian Oil Sands
   7.90% due 09/01/2021                            1,000,000     1,103,362

LEISURE TIME - 0.62%
AOL Time Warner, Inc.
   7.70% due 05/01/2032                            1,500,000     1,638,630
International Game Technology
   8.375% due 05/15/2009                             780,000       917,622

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                             ---------------  ------------
CORPORATE BONDS (CONTINUED)

LEISURE TIME (CONTINUED)
K2, Inc.
   7.375% due 07/01/2014                     $        15,000  $     15,262
River Rock Entertainment
   9.75% due 11/01/2011                               50,000        54,500
Seneca Gaming Corp.
   7.25% due 05/01/2012                               30,000        29,963
Six Flags, Inc.
   9.75% due 04/15/2013                              210,000       211,050
                                                              ------------
                                                                 2,867,027

MANUFACTURING - 0.29%
Cummins Inc
   9.50% due 12/01/2010                               35,000        39,638
J.B. Poindexter & Co., Inc.
   8.75% due 03/15/2014                              140,000       141,750
Koppers, Inc.
   9.875% due 10/15/2013                             155,000       169,725
Lazy Days RV Center, Inc.
   11.75% due 05/15/2012                             155,000       163,525
Tyco International Group SA
   6.125% due 01/15/2009                              40,000        42,466
   6.375% due 10/15/2011                             305,000       324,453
   6.75% due 02/15/2011                              410,000       445,498
                                                              ------------
                                                                 1,327,055

MEDICAL-HOSPITALS - 0.10%
Iasis Healthcare LLC
   8.75% due 06/15/2014                               85,000        86,912
NDCHealth Corp.
   10.50% due 12/01/2012                             175,000       192,938
Triad Hospitals, Inc.
   7.00% due 05/15/2012                              190,000       191,425
                                                              ------------
                                                                   471,275

METAL & METAL PRODUCTS - 0.07%
Fasten Tech, Inc.
   11.50% due 05/01/2011                              85,000        94,137
Inco, Ltd.
   5.70% due 10/15/2015                              250,000       243,295
                                                              ------------
                                                                   337,432

MINING - 0.14%
Corporacion Nacional Del Cobre de Chile -
   CODELCO
   6.375% due 11/30/2012                             615,000       650,898

NEWSPAPERS - 0.22%
News America Holdings, Inc.
   9.25% due 02/01/2013                              810,000     1,016,355

OFFICE FURNISHINGS & SUPPLIES - 0.01%
Xerox Corp.
   7.625% due 06/15/2013                              45,000        46,013

OTHER ASSETS - 0.02%
Cornell Companies Inc
   10.75% due 07/01/2012                              95,000        95,950

PAPER - 1.38%
Abitibi-Consolidated, Inc.
   7.875% due 08/01/2009                             700,000       727,699
   8.55% due 08/01/2010                              410,000       432,317
Blue Ridge Paper Products, Inc.
   9.50% due 12/15/2008                               35,000        32,550
Boise Cascade Corp.
   6.50% due 11/01/2010                               85,000        86,487
Boise Cascade Office Products Company
   7.05% due 05/15/2005                            1,935,000     1,983,375
Bowater Canada Finance Corp.
   7.95% due 11/15/2011                              335,000       346,047
Bowater, Inc.
   6.50% due 06/15/2013                               40,000        37,631
Caraustar Industries, Inc.
   9.875% due 04/01/2011                              40,000        39,800
Georgia Pacific Corp.
   8.875% due 02/01/2010                             605,000       685,163
Longview Fibre Company
   10.00% due 01/15/2009                              55,000        59,400
Norske Skog Canada, Ltd.
   7.375% due 03/01/2014                              80,000        77,400
   8.625% due 06/15/2011                             100,000       106,000
Temple-Inland, Inc.

   7.875% due 05/01/2012                             800,000       905,250
Westvaco Corp.
   7.95% due 02/15/2031                              515,000       569,196
Willamette Industries, Inc.
   7.00% due 02/01/2018                              300,000       320,763
                                                              ------------
                                                                 6,409,078

PETROLEUM SERVICES - 0.72%
Baker Hughes, Inc.
   6.875% due 01/15/2029                             200,000       219,043
Halliburton Company
   5.50% due 10/15/2010                              685,000       693,008
Murphy Oil Corp.
   7.05% due 05/01/2029                              450,000       485,486
Noram Energy Corp.
   6.50% due 02/01/2008                            1,025,000     1,084,282
Tesoro Petroleum Corp.
   8.00% due 04/15/2008                               80,000        85,600
Tesoro Petroleum Corp., Series B
   9.00% due 07/01/2008                               95,000        97,850
Transocean Sedco Forex
   6.625% due 04/15/2011                             600,000       654,704
                                                              ------------
                                                                 3,319,973

PHARMACEUTICALS - 0.39%
AmerisourceBergen Corp.
   7.25% due 11/15/2012                              105,000       107,625
   8.125% due 09/01/2008                              20,000        21,550
Schering Plough Corp.
   5.30% due 12/01/2013                              630,000       618,682
   6.50% due 12/01/2033                            1,070,000     1,063,802
                                                              ------------
                                                                 1,811,659

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                  AMOUNT         VALUE
                                              -------------   ------------
CORPORATE BONDS (CONTINUED)

PLASTICS - 0.03%
AEP Industry, Inc.
   9.875% due 11/15/2007                      $      130,000  $     133,250

PUBLISHING - 0.47%
American Media Operations, Inc.
   8.875% due 01/15/2011                               5,000          4,837
Dex Media West LLC
   9.875% due 08/15/2013                             245,000        268,888
E.W. Scripps Company
   6.625% due 10/15/2007                             500,000        548,396
Primedia, Inc.
   8.875% due 05/15/2011                              40,000         39,600
Scholastic Corp.
   5.00% due 04/15/2013                              265,000        251,956
   5.75% due 01/15/2007                              355,000        371,377
Time Warner, Inc.
   7.25% due 10/15/2017                              625,000        676,208
                                                               ------------
                                                                  2,161,262

RAILROADS & EQUIPMENT - 0.21%
Canadian National Railway Company
   7.75% due 10/15/2031 (b)                          500,000        572,121
Kansas City Southern Railway
   9.50% due 10/01/2008                              370,000        401,912
                                                               ------------
                                                                    974,033

REAL ESTATE - 1.52%
AMB Property LP
   7.50% due 06/30/2018                              420,000        467,637
Duke Realty Corp. LP
   5.25% due 01/15/2010                              555,000        571,258
Healthcare Realty Trust, Inc.
   8.125% due 05/01/2011                           1,500,000      1,724,580
Host Marriott LP, REIT
   9.50% due 01/15/2007                              295,000        322,287
Lennar Corp.
   7.625% due 03/01/2009                             235,000        260,212
Liberty Property LP
   7.25% due 03/15/2011                            1,500,000      1,679,088
Regency Centers LP
   7.95% due 01/15/2011                              700,000        797,461
Rouse Company
   5.375% due 11/26/2013                             750,000        724,492
Spieker Properties LP
   7.25% due 05/01/2009                              450,000        496,448
                                                               ------------
                                                                  7,043,463

RETAIL GROCERY - 0.14%
General Mills Inc.
   6.00% due 02/15/2012                              425,000        445,029
Winn-Dixie Stores, Inc.
   8.875% due 04/01/2008                             230,000        217,350
                                                               ------------
                                                                    662,379

RETAIL TRADE - 0.36%
El Pollo Loco, Inc.
   9.25% due 12/15/2009                              125,000        126,250
Gap, Inc.
   10.55% due 12/15/2008 (b)                         100,000        121,000
Petro Stopping Centers LP/ Financial
   9.00% due 02/15/2012                              35,000          34,650
Suburban Propane Partners LP
   6.875% due 12/15/2013                             10,000           9,725
Target Corp.
   6.35% due 01/15/2011                              500,000        545,159
Wal-Mart Stores, Inc.
   4.125% due 02/15/2011                             875,000        844,522
                                                               ------------
                                                                  1,681,306

SANITARY SERVICES - 0.14%
Allied Waste North America, Inc.
   7.875% due 04/15/2013                             100,000        104,500
   8.50% due 12/01/2008                              510,000        557,812
                                                               ------------
                                                                    662,312

SEMICONDUCTORS - 0.11%
Amkor Technology, Inc.
   9.25% due 02/15/2008                              240,000        250,800
New Asat Finance Ltd.
   9.25% due 02/01/2011                              130,000        128,700
Semiconductor Note Participation Trust
   zero coupon due 08/04/2011                         80,000        114,400
                                                               ------------
                                                                    493,900

SOFTWARE - 0.02%
UGS, Corp.
   10.00% due 06/01/2012                              95,000        101,175

STEEL - 0.09%
AK Steel Corp.
   7.875% due 02/15/2009                             100,000         93,500
Russel Metals, Inc.
   6.375% due 03/01/2014                              20,000         18,750
Steel Dynamics, Inc.
   9.50% due 03/15/2009                               80,000         88,400
United States Steel LLC
   10.75% due 08/01/2008                             175,000        199,937
Valmont Industries, Inc.
   6.875% due 05/01/2014                              15,000         14,738
                                                               ------------
                                                                    415,325

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.95%
Alaska Communications Systems
   9.875% due 08/15/2011                             115,000        119,887
Avaya, Inc.
   11.125% due 04/01/2009                            133,000        155,610
Citizens Communications Company
   9.25% due 05/15/2011                               35,000         36,582
Deutsche Telekom International Finance BV
   8.25% due 06/15/2005 (b)                          500,000        525,713
France Telecom SA
   8.75% due 03/01/2011 (b)                        1,050,000      1,216,762
GCI, Inc.
   7.25% due 02/15/2014                              195,000        186,225

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                             ---------------  ------------
CORPORATE BONDS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Insight Midwest LP/ Insight Capital
   10.50% due 11/01/2010                     $       235,000  $       256,150
Insight Midwest LP/ Insight Capital, Inc.
   9.75% due 10/01/2009                               85,000           89,675
Intelsat, Ltd.
   6.50% due 11/01/2013                              625,000          552,145
Nortel Networks, Ltd.
   6.125% due 02/15/2006                             110,000          110,550
Panamsat Corp.
   8.50% due 02/01/2012                              160,000          181,600
Singapore Telecommunications, Ltd.
   7.375% due 12/01/2031                             800,000          887,413
Time Warner Telecom Holdings, Inc.
   9.25% due 02/15/2014                               95,000           91,200
                                                              ---------------
                                                                    4,409,512

TELEPHONE - 1.86%
Alltel Corp.
   7.875% due 07/01/2032                             300,000          347,080
Ameritech Capital Funding Corp.
   6.45% due 01/15/2018                            1,100,000        1,143,988
British Telecommunications PLC
   8.875% due 12/15/2030 (b)                       1,100,000        1,357,056
CenturyTel, Inc.
   7.875% due 08/15/2012 (c)                         225,000          249,211
Compania De Telecomunicaciones
   8.375% due 01/01/2006                           1,000,000        1,063,938
GTE California, Inc., Series G
   5.50% due 01/15/2009                            1,000,000        1,036,004
GTE Corp.
   8.75% due 11/01/2021                            1,000,000        1,209,948
MCI, Inc.
   5.908% due 05/01/2007                              60,000           58,200
   7.735% due 05/01/2014                              40,000           35,800
Qwest Communications International, Inc.
   7.25% due 02/15/2011                              700,000          652,750
Sprint Capital Corp.
   6.875% due 11/15/2028                           1,500,000        1,441,871
Telecommunications Techniques Company
   9.75% due 05/15/2008 #                            290,000            3,081
                                                              ---------------
                                                                    8,598,927

TIRES & RUBBER - 0.03%
Goodyear Tire & Rubber Company
   7.857% due 08/15/2011                             145,000          132,313

TOBACCO - 0.25%
Altria Group, Inc.
   7.00% due 11/04/2013                            1,070,000        1,089,606
Dimon Inc.
   9.625% due 10/15/2011                              60,000           60,600
Standard Commercial Corp.
   8.00% due 04/15/2012                               30,000           29,400
                                                              ---------------
                                                                    1,179,606

TOYS, AMUSEMENTS & SPORTING GOODS - 0.00%
Bombardier Recreational Products
   8.375% due 12/15/2013                              10,000            9,925

TRANSPORTATION - 0.04%
K & F Industry, Inc. Series B
   9.25% due 10/15/2007                               98,000          100,940
Navistar International Corp.
   7.50% due 06/15/2011                               60,000           61,500
Navistar International Corp. Series B
   9.375% due 06/01/2006                              20,000           21,600
                                                              ---------------
                                                                      184,040
-----------------------------------------------------------------------------

TOTAL CORPORATE BONDS (Cost $246,949,610)                     $   262,429,190
-----------------------------------------------------------------------------

MUNICIPAL BONDS - 2.54%

ARIZONA - 0.24%
Phoenix Arizona Civic Improvement Corp.
   6.30% due 07/01/2008                            1,010,000        1,094,365

CALIFORNIA - 0.88%
Los Angeles County California Pension
   8.62% due 06/30/2006                            1,500,000        1,660,635
San Bernardino County California
   5.15% due 08/01/2011                              915,000          919,845
Southern California Public Power
 Authority
   Project, Series B
   6.93% due 05/15/2017                            1,300,000        1,472,380
                                                              ---------------
                                                                    4,052,860

FLORIDA - 0.25%
Miami Beach Florida Redevelopment Agency Tax
   Increment Revenue
   8.95% due 12/01/2022                            1,000,000        1,164,720

MARYLAND - 0.07%
Maryland State Transportation Authority,
Ltd.
   5.84% due 07/01/2011                              300,000          318,279

MICHIGAN - 0.31%
Detroit Michigan Downtown Development
   Authority
   6.20% due 07/01/2008                            1,335,000        1,441,613

NEW JERSEY - 0.03%
Jersey City New Jersey Municipal
 Utilities
   Authority
   4.55% due 05/15/2012                              150,000          144,610

PENNSYLVANIA - 0.66%
Philidelphia Pennsylvania Authority,
 Series A
   5.59% due 04/15/2005                            2,000,000        2,049,340
Pittsburgh Pennsylvania Urban Redevelopment
   Authority
   8.55% due 09/01/2004                            1,000,000        1,011,870
                                                              ---------------
                                                                    3,061,210

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

INVESTMENT QUALITY BOND TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                             ---------------  ------------
MUNICIPAL BONDS (CONTINUED)

SOUTH CAROLINA - 0.10%
South Carolina Public Service
Authority, Series B
   6.97% due 01/01/2005                      $       475,000  $       486,923
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $11,598,386)                      $    11,764,580
-----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS - 7.06%
Asset Securitization Corp., Series
   1997, Class A 1B
   6.66% due 02/14/2043                            1,911,350        1,964,920
Banc of America Commercial Mortgage
   Inc., Class A
   6.186% due 06/11/2035                           3,000,000        3,203,996
Bear Stearns Commercial Mortgage
Securities,
   Inc., Series 2003-T12, Class A4
   4.68% due 08/13/2039 (b)                        3,000,000        2,878,096
Chase Commercial Mortgage Securities Corp.,
   Series 1998 1 Class A2
   6.56% due 05/18/2030                            2,932,062        3,151,621
Chase Commercial Mortgage Securities Corp.,
   Series 1998 2 Class A2
   6.39% due 11/18/2030                            2,500,000        2,693,961
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class A3
   6.64% due 01/17/2032 (b)                        3,000,000        3,286,612
LB-UBS Commercial Mortgage Trust
   6.462% due 03/15/2031                           1,500,000        1,623,370
LB-UBS Commercial Mortgage Trust, Class A
   5.642% due 12/15/2025                           2,778,941        2,912,628
Morgan Stanley Capital I, Inc., Class A
   6.54% due 07/15/2030                            1,500,000        1,618,509
Morgan Stanley Dean Witter Capital I,
   Class A
   6.39% due 10/15/2035                            2,000,000        2,163,424
Morgan Stanley Dean Witter Capital I,
   Class A2
   5.98% due 01/15/2039                              300,000          316,567
Morgan Stanley Dean Witter Capital I, Series
   2001, Class A4
   6.39% due 06/15/2011                              840,000          907,440
Nomura Asset Securities Corp., Series 1998 D6
   Class A 1B
   6.59% due 03/15/2030                            2,850,000        3,093,481
Prudential Commercial Mortgage Trust, Series
   2003-PWR1,
   Class A2
   4.493% due 02/11/2036 (b)                       3,000,000        2,854,257
-----------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $31,834,418)                                            $    32,668,882
-----------------------------------------------------------------------------
ASSET BACKED SECURITIES - 1.70%
AESOP Funding II
LLC, Series
1998-1, Class A
   6.14% due 05/20/2006                              600,000          615,731
AESOP Funding II
LLC, Series
2003-4, Class A
   2.86% due 08/20/2009                            1,740,000        1,659,323
Chase Manhattan Auto Owner
Trust, Class A 4.21% due
   01/15/2009 (b)                                  2,000,000        2,036,521
Massachusetts RRB Special Purpose Trust
   6.53% due 06/01/2015                              823,408          889,959
MBNA Credit Card Master Note Trust, Series
   2001-A1, Class A
   5.75% due 10/15/2008                            2,000,000        2,098,766
Onyx Acceptance Auto Trust,Series 2001-B,
   Class A4
   5.49% due 11/15/2007                              300,478          303,824
Peco Energy Transition Trust,Series 2001 A
   6.52% due 12/31/2010 (b)                          250,000          274,061
-----------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(Cost $7,814,366)                                             $     7,878,185
-----------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 18.48%
State Street Navigator Securities
   Lending Prime Portfolio                   $    85,551,618  $    85,551,618
-----------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $85,551,618)                                            $    85,551,618
-----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.96%
Repurchase Agreement with UBS and State
  Street Corp. (Tri-Party) dated ,
  06/30/2004 at 1.28% to be repurchased at
  $9,084,323 on 07/01/2004, collateralized
  by $7,109,000 U.S. Treasury Bonds, 7.875%
  due 02/15/2021 (valued at $9,381,317,
  including interest).                       $     9,084,000  $     9,084,000
-----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $9,084,000)                                             $     9,084,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS (INVESTMENT QUALITY
  BOND TRUST)(COST  $527,385,406) - 117.21%                   $   542,717,757
LIABILITIES IN EXCESS OF OTHER ASSETS - (17.21)%                  (79,680,994)
                                                              ---------------
TOTAL NET ASSETS - 100.00%                                    $   463,036,763
                                                              ===============

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                             ---------------  ------------
TOTAL RETURN TRUST

PREFERRED STOCKS - 0.78%

BANKING - 0.78%
DG Funding Trust *                                       981  $    10,545,750
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $10,336,921)                     $    10,545,750
-----------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 7.21%

U.S. TREASURY NOTES - 7.21%
   3.00% due 07/15/2012 (a)***               $     2,822,526        3,051,416
   3.375% due 01/15/2007 to
     01/15/2012 (a)***                             5,480,809        5,971,841
   3.50% due 01/15/2011 (a)***                     7,127,670        7,913,937
   3.875% due 01/15/2009 (a)***                   64,296,210       71,680,244

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                             ---------------  ------------
U.S. TREASURY OBLIGATIONS
(CONTINUED)

U.S. TREASURY NOTES (CONTINUED)
   4.25% due 01/15/2010 (a)***               $     7,373,388  $     8,439,071
                                                              ---------------
                                                                   97,056,509
-----------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $96,334,636)                                            $    97,056,509
-----------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.08%

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 1.36%
   3.743% due 01/01/2029 (b)***                    1,339,279        1,374,813
   5.00% due 09/15/2016 to 12/01/2018 ***          5,794,461        5,823,963
   5.50% due 03/15/2015 ***                          118,196          118,880
   6.00% due 03/01/2016 to 09/15/2032 ***          1,910,123        1,877,365
   6.50% due 08/01/2032 (b)***                     2,100,483        2,192,642
   7.50% due 08/15/2030 (b)***                     2,336,874        2,407,956
   7.50% due 12/20/2029 ***                        4,274,476        4,528,380
                                                              ---------------
                                                                   18,323,999

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 14.69%
   2.624% due 10/01/2040 (b)***                    1,896,164        1,927,149
   2.989% due 07/01/2009 (b)***                    1,522,610        1,539,031
   4.128% due 05/01/2036 (b)***                    9,759,704       10,078,702
   5.00% due 11/01/2017 to 06/01/2034 ***         37,434,124       37,534,419
   5.00% TBA **                                   80,000,000       77,250,000
   5.50% due 11/01/2016 to 02/01/2034 ***         38,358,599       39,292,764
   5.50% TBA **                                   10,600,000       10,547,000
   6.00% due 03/01/2013 to 08/01/2032 ***         16,346,945       16,324,616
   6.50% due 05/01/2032 to 01/01/2033 ***          3,169,683        3,303,554
                                                              ---------------
                                                                  197,797,235

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 1.04%
   2.75% due 01/20/2032 to
     02/20/2032 (b)***                             6,165,770        5,975,199
   3.00% due 04/20/2034 to 06/20/2034 ***          1,399,861        1,363,997
   3.375% due 02/20/2024 (b)***                      592,004          591,620
   3.50% due 05/20/2030 (b)***                     1,214,982        1,210,278
   4.00% due 10/20/2029 to
     11/20/2029 (b)***                             2,997,590        3,013,874
   4.375% due 05/20/2023 (b)***                    1,535,800        1,538,492
   4.75% due 09/20/2021 (b)***                       235,637          239,096
                                                              ---------------
                                                                   13,932,556

SMALL BUSINESS ADMINISTRATION - 0.99%
   1.00% due 06/01/2024 ***                        7,000,000        7,080,316
   7.449% due 08/01/2010 ***                         521,835          567,447
   6.344% due 08/10/2011 ***                       5,002,407        5,251,574
   5.13% due 09/01/2023 ***                          392,361          390,478
                                                              ---------------
                                                                   13,289,815
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $242,035,983)                                           $   243,343,605
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT OBLIGATIONS - 2.18%

BRAZIL - 0.62%
Federative Republic of Brazil
   2.062% due 04/15/2006 (b)***                    1,676,800        1,656,930
   2.125% due 04/15/2009 (b)***                      782,386          711,383
   11.00% due 01/11/2012 ***                       5,120,000        5,150,720
   11.50% due 03/12/2008 ***                         800,000          854,800
                                                              ---------------
                                                                    8,373,833

MEXICO - 0.35%
Government of Mexico
   6.375% due 01/16/2013 ***                       2,420,000        2,415,160
   8.00% due 09/24/2022 ***                        1,800,000        1,869,300
   8.125% due 12/30/2019 ***                         100,000          107,000
   9.875% due 02/01/2010 ***                         200,000          240,300
                                                              ---------------
                                                                    4,631,760

PANAMA - 0.33%
Republic of Panama
   8.25% due 04/22/2008 ***                          700,000          756,000
   8.875% due 09/30/2027 ***                       2,200,000        2,134,000
   9.375% due 07/23/2012 ***                       1,400,000        1,529,500
                                                              ---------------
                                                                    4,419,500

PERU - 0.81%
Republic of Peru
   9.125% due 02/21/2012 (a)***                   10,600,000       10,865,000

POLAND - 0.03%
Republic of Poland, Series RSTA
   4.75% due 10/27/2024 (b)***                       500,000          448,125

SOUTH AFRICA - 0.04%
Republic of South Africa
   9.125% due 05/19/2009 ***                         500,000          580,625
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $27,727,883)                                            $    29,318,843
-----------------------------------------------------------------------------

CORPORATE BONDS - 4.15%

AIR TRAVEL - 0.03%
American Airlines, Series 2001-2, Class
A-1
   6.978% due 04/01/2011 ***                         360,560          356,117

AUTOMOBILES - 0.20%
DaimlerChrysler North America Holding
   4.75% due 01/15/2008 ***                        2,600,000        2,621,546

BANKING - 0.42%
Royal Bank of Scotland Group PLC
   7.648% due 08/31/2049 (b)***                    5,000,000        5,613,730

DOMESTIC OIL - 0.24%
Pemex Project Funding Master Trust
   3.077% due 01/07/2005 (b)***                    2,100,000        2,116,800
   7.375% due 12/15/2014 ***                         600,000          612,000
   8.625% due 02/01/2022 ***                         500,000          520,000
                                                              ---------------
                                                                    3,248,800

ELECTRICAL UTILITIES - 0.07%
AEP Texas Central Company, Series A
   2.50% due 02/15/2005 (b)***                       900,000          900,585

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                             ---------------  ------------
CORPORATE BONDS (CONTINUED)

FINANCIAL SERVICES - 1.16%
Atlas Reinsurance PLC, Series A
   3.95% due 01/07/2005 (b)                  $     1,250,000  $     1,257,587
Gemstone Investors, Ltd.
   7.71% due 10/31/2004 ***                        1,300,000        1,309,750
General Motors Acceptance Corp., MTN
   1.499% due 07/21/2004 (b)***                    4,700,000        4,699,079
Morgan Stanley Warehouse Facility
   1.59% due 07/06/2005                            3,900,000        3,900,000
Phoenix Quake Wind, Ltd.
   4.05% due 07/03/2008 (b)                          800,000          822,264
Phoenix Quake, Ltd.
   4.05% due 07/03/2008 (b)                          800,000          822,264
Premium Asset Trust, Series 2000-10
   1.615% due 11/27/2004 (b)                         500,000          500,356
Qwest Capital Funding, Inc.
   7.25% due 02/15/2011 (a)***                       113,000           96,615
UFJ Finance Aruba AEC
   6.75% due 07/15/2013 ***                        1,800,000        1,861,324
Vita Capital, Ltd., 2003-1
   2.95% due 01/01/2007 (b)                          400,000          403,348
                                                              ---------------
                                                                   15,672,587

GAS & PIPELINE UTILITIES - 0.61%
El Paso Corp.
   7.75% due 01/15/2032 (a)***                    10,000,000        8,025,000
Williams Companies, Inc.
   7.625% due 07/15/2019 ***                         200,000          192,500
                                                              ---------------
                                                                    8,217,500

INSURANCE - 0.54%
Residential Reinsurance, Ltd., Series
   2003
   6.26% due 06/08/2006 (b)                        7,300,000        7,310,220

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 0.15%
US West Communications, Inc.
   7.20% due 11/01/2004 ***                        2,000,000        2,015,000

TELEPHONE - 0.33%
AT&T Corp.
   8.05% due 11/15/2011 (b)***                     3,100,000        3,182,844
Sprint Capital Corp.
   6.00% due 01/15/2007 ***                          100,000          104,723
   6.125% due 11/15/2008 ***                       1,100,000        1,156,231
                                                              ---------------
                                                                    4,443,798

TOBACCO - 0.40%
Altria Group, Inc.
   1.80% due 10/29/2004 (b)***                     1,700,000        1,699,534
Philip Morris Companies, Inc.
   7.75% due 01/15/2027 ***                        3,600,000        3,680,871
                                                              ---------------
                                                                    5,380,405
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $55,043,847)                      $    55,780,288
-----------------------------------------------------------------------------
MUNICIPAL BONDS - 3.93%

CALIFORNIA - 0.51%
Golden State Tobacco Securitization Corp.
   California, Series 2003-A-1
   6.25% due 06/01/2033 ***                        3,100,000        2,778,003
Golden State Tobacco Securitization Corp.,
   California, Series 2003-A-1
   6.75% due 06/01/2039 ***                        3,635,000        3,265,793
Orange County California Sanitation District,
   Certificate Participation
   5.00% due 02/01/2033 ***                          900,000          878,553
                                                              ---------------
                                                                    6,922,349

HAWAII - 0.58%
Honolulu Hawaii City & County, Series B
   5.00% due 07/01/2011 ***                        7,205,000        7,738,545

MICHIGAN - 0.07%
Michigan State Building Authority Revenue,
   Series I
   5.25% due 10/15/2012 ***                          900,000          990,747

MISSISSIPPI - 0.44%
Mississippi State
   6.00% due 09/01/2011 ***                        5,130,000        5,885,187

NEW YORK - 0.70%
Metropolitan Transportation Authority New
   York, Series A
   5.00% due 11/15/2031 ***                        1,400,000        1,377,348
New York City Municipal Water Finance
   Authority, Series E
   5.00% due 06/15/2034 ***                        7,300,000        7,107,499
New York State Environmental
Facilities Corp., Residuals-Series 658
   8.94% due 06/15/2023 (b)***                       850,000          896,147
                                                              ---------------
                                                                    9,380,994

NORTH CAROLINA - 0.16%
North Carolina State Educations
   Assistance Authority Revenue
   1.47% due 06/01/2009 (b)***                       444,912          445,619
North Carolina State Residuals-Series
   653
   8.72% due 03/01/2018 (b)***                     1,400,000        1,681,988
                                                              ---------------
                                                                    2,127,607

TEXAS - 0.19%
Midland Texas Independent School
   District
   5.00% due 02/15/2028 ***                         2,300,000       2,255,495
University of Texas University
   Revenues, Series B
   5.00% due 08/15/2033 ***                          300,000          292,419
                                                              ---------------
                                                                    2,547,914

WASHINGTON - 0.52%
Energy Northwest Washington Electric
   Revenue,  Series A
   5.50% due 07/01/2015 ***                        1,100,000        1,210,187
King County Washington Sewer Revenue,
   Series A
   5.00% due 01/01/2035 ***                        6,000,000        5,826,360
                                                              ---------------
                                                                    7,036,547

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                             ---------------  ------------
MUNICIPAL BONDS (CONTINUED)

WISCONSIN - 0.76%
Badger Tobacco Asset Securitization
   Corp.
   6.00% due 06/01/2017 ***                  $    2,900,000   $  2,587,873
Wisconsin State Clean Water Revenue,
   Residual-Series 645
   8.91% due 06/01/2023 (b)***                    5,910,000      6,291,195
Wisconsin State, Series A
   5.00% due 05/01/2011 ***                       1,300,000      1,407,718
                                                              ------------
                                                                10,286,786
--------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $53,755,694)                      $ 52,916,676
--------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.58%
ABN AMRO Mortgage Corp.,
   Series 1999-4, Class IA4
   6.50% due 06/25/2029 ***                         622,796        625,131
Aurora Loan Services, Series 2000-2 Class
   2A1
   2.00% due 05/25/2030 (b)***                      129,795        129,649
Bank of America Mortgage Securities,
   Series 2002-K, Class 2A1
   5.667% due 10/20/2032 (b)***                   1,001,472      1,017,913
Bank of America Mortgage Securities,
   Inc.,  Series 2004-1, Class 5A1
   6.50% due 02/25/2033 ***                       1,391,474      1,420,329
Bear Stearns Arm Trust, Series 2002-11,
   Class 1A2
   5.38% due 01/25/2033 (b)***                    3,993,290      4,019,572
Bear Stearns Arm Trust, Series 2002-8,
   Class 3A
   6.053% due 08/25/2032 (b)***                     111,103        110,976
Bear Stearns Arm Trust, Series 2002-9,
   Class 2A
   5.288% due 10/25/2032 (b)***                     313,565        316,309
Bear Stearns Arm Trust, Series 2003-8,
   Class 2A1
   4.924% due 01/25/2034 ***                      7,063,865      7,098,352
Countrywide Home Loans, Series 2002-7,
   Class 1A1
   5.484% due 05/19/2032 (b)***                   1,190,137      1,223,477
Credit Suisse First Boston Mortgage
   Securities Corp., Series 2002-P3A,
   Class A1
   1.64% due 08/25/2033 (b)***                    5,491,782      5,511,193
First Nationwide Trust, Series 2001-3,
   Class 1A1
   6.75% due 08/25/2031 ***                         212,969        218,144
GMAC Commercial Mortgage Security, Inc.,
   Series 99 C2, Class A
   6.57% due 09/15/2033 (b)***                    1,704,167      1,747,192
Indymac Arm Trust, Series 2001-H2,
   Class A2
   6.571% due 01/25/2032 (b)***                     144,819        147,942
Mellon Residential Funding Corp., Series
   2000-TBC2, Class A1
   1.478% due 06/15/2030 ***                      7,512,351      7,459,102
Prime Mortgage Trust, Series 2004-CL1,
   Class 1A2
   1.70% due 02/25/2034 ***                       2,682,515      2,680,986
Prime Mortgage Trust, Series 2004-CL1,
   Class 2A2
   1.70% due 02/25/2034 ***                         628,003        628,965
Residential Funding Mortgage Securities I,
   Series 2002-SA2, Class A1
   5.603% due 09/25/2032 (b)***                     417,131        417,571
Structured Asset Securities Corp., Series
   2001-21A, Class 1A1
   6.25% due 01/25/2032 (b)***                      620,708        643,969
Structured Asset Securities Corp., Series
   2002-1A, Class 4A
   6.111% due 02/25/2032 (b)***                     188,623        189,894
Washington Mutual Mortgage Securities Corp.,
   Series 2002-AR9, Class 1A
   2.624% due 08/25/2042 ***                     15,080,278     15,226,584
Washington Mutual Mortgage Securities Corp.,
   Series 2002-S5, Class 1A1
   5.15% due 10/25/2032 (b)***                    1,496,741      1,509,376
Washington Mutual Mortgage Securities Corp.,
   Series2003-AR1, Class 2A
   5.42% due 02/25/2033 (b)***                    8,813,034      8,919,109
Wells Fargo Mortgage Backed Securities Trust,
   Series 2002-E, Class 2A1
   4.94% due 09/25/2032 (b)***                      335,682        339,702
--------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $ 61,684,075)                                           $ 61,601,437
--------------------------------------------------------------------------
ASSET BACKED SECURITIES - 0.84%
Brazos Student Finance Corp., Series
   1998-A, Class A2
   2.020% due 06/01/2023 (b)***                   2,252,876      2,278,010
EMC Mortgage Loan Trust, Series 2001-A Class
   A 1.67% due 05/25/2040 (b)***                  5,587,239      5,600,228
FHA 220 NP Reilly 60
   7.43% due 09/01/2022 ***                       3,170,813      3,107,620
Irwin Low Balance Home Loan Trust, Series
   2000-LB1, Class A
   1.675% due 06/25/2021 (b)***                     358,744        359,554
--------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(Cost $11,377,576)                                            $ 11,345,412
--------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 75.58%
Bank of Ireland
   1.255% due 09/01/2004 ***                 $      800,000   $    798,271
   1.285% due 09/03/2004 ***                     26,500,000     26,434,987
Barclays U.S. Funding LLC
   1.21% due 08/23/2004 ***                       9,000,000      8,983,968
Federal Home Loan Bank Discount Notes
   1.24% due 09/03/2004 ***                      13,300,000     13,270,681
   1.25% due 09/01/2004 (a)***                    6,200,000      6,186,653
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 09/30/2004 ***                13,100,000     13,055,630
   0.01% due 08/23/2004 ***                      13,400,000     13,374,748
   1.01% due 07/15/2004 ***                       1,200,000      1,199,529
   1.055% due 08/03/2004 (a)***                  12,300,000     12,288,105

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL RETURN TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                             --------------  -------------
SHORT TERM INVESTMENTS (CONTINUED)
Federal Home Loan Mortage Corp. Discount
   Notes (continued)
   1.175% due 08/24/2004 (a)***              $   12,700,000  $    12,677,616
   1.18% due 08/24/2004 ***                       8,000,000        7,985,840
   1.195% due 08/17/2004 (a)***                   9,100,000        9,085,803
   1.210% due 08/20/2004 to 08/31/2004 ***       36,400,000       36,330,380
   1.215% due 08/31/2004 ***                     13,300,000       13,272,619
   1.26% due 09/20/2004 ***                       9,900,000        9,871,933
   1.28% due 09/22/2004 ***                      13,100,000       13,061,340
   1.298% due 09/30/2004 ***                     13,400,000       13,350,208
   1.32% due 09/07/2004 ***                      13,300,000       13,266,839
   1.436% due 09/21/2004 to 09/30/2004 ***       26,700,000       26,606,566
   1.465% due 09/28/2004 ***                     21,500,000       21,421,865
   1.52% due 10/13/2004 ***                       9,900,000        9,856,528
   1.54% due 10/18/2004 ***                      13,400,000       13,337,924
   1.545% due 10/25/2004 ***                     13,400,000       13,333,290
   1.56% due 10/20/2004 ***                      13,400,000       13,335,546
Federal National Mortgage Association
   Discount Notes
   1.01% due 07/01/2004 ***                       8,500,000        8,500,000
   1.025% due 07/01/2004 to
     07/07/2004 (a)***                           25,100,000       25,097,848
   1.05% due 08/04/2004 ***                      13,200,000       13,186,848
   1.055% due 07/28/2004 (a)***                  30,900,000       30,875,550
   1.15% due 08/18/2004 (a)***                   23,300,000       23,264,273
   1.18% due 08/25/2004 (a)***                   26,200,000       26,152,767
   1.20% due 09/08/2004 ***                       3,700,000        3,691,490
   1.22% due 09/01/2004 ***                      26,300,000       26,244,855
   1.24% due 09/01/2004 ***                      13,300,000       13,271,597
   1.25% due 09/01/2004 ***                      13,300,000       13,271,368
   1.405% due 09/08/2004 to 09/22/2004 ***       31,300,000       31,210,966
   1.426% due 09/08/2004 to 09/22/2004 ***       15,500,000       15,449,911
   1.435% due 09/22/2004 ***                     36,700,000       36,578,310
   1.53% due 10/20/2004 ***                      13,400,000       13,336,785
General Electric Capital Corp.
   1.14% due 09/03/2004 ***                       2,000,000        1,995,947
   1.27% due 09/01/2004 ***                       8,000,000        7,982,502
HBOS Treasury Services PLC
   1.08% due 07/22/2004 ***                      10,200,000       10,193,574
   1.09% due 08/06/2004 ***                       9,300,000        9,289,863
   1.12% due 08/24/2004 ***                       2,800,000        2,795,296
ING (U.S.) Funding LLC
   1.345% due 09/09/2004 ***                     12,200,000       12,168,094
Rabobank USA Financial Corp.
   1.05% due 07/06/2006 ***                      35,200,000       35,194,867
   1.24% due 09/13/2004 ***                       4,600,000        4,588,275
Royal Bank of Scotland
   1.07% due 07/09/2004 ***                         600,000          599,857
   1.235% due 09/13/2004 ***                      7,000,000        6,982,230
State Street Navigator Securities Lending
   Prime Portfolio (c)                          231,068,170      231,068,170
Svenska Handlesbanken, Inc.
   1.09% due 08/04/2004 ***                      33,800,000       33,766,228
   1.295% due 09/24/2004 ***                        700,000          697,860
Total Fina Elf Capital
   1.42% due 07/01/2004 ***                       7,000,000        7,000,000
UBS Finance Delaware, Inc.
   1.07% due 07/15/2004 ***                      20,000,000       19,991,678
   1.13% due 09/07/2004 ***                       4,500,000        4,490,395
   1.135% due 09/01/2004 ***                     15,900,000       15,868,920
United States Treasury Bills
   zero coupon due 09/02/2004 to
     09/16/2004 *** ****                          9,475,000        9,454,519
Westpac Capital Corp.
   1.03% due 07/08/2004 ***                         800,000          799,840
----------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,017,449,121)                                        $ 1,017,447,552
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 5.93%
Repurchase Agreement with State
   Street Corp. dated 06/30/2004 at
   0.35% to be repurchased at $79,855,776
   on 07/01/2004, collateralized by
   $57,515,000 U.S. Treasury Bonds,
   9.25% due 02/15/2016 (valued at
   $81,455,619, including
   interest).***                             $   79,852,000  $    79,852,000
----------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $79,852,000)                                           $    79,852,000
----------------------------------------------------------------------------
TOTAL INVESTMENTS (TOTAL RETURN
TRUST)(COST $ 1,655,597,736) - 123.26%                       $ 1,659,208,072
LIABILITIES IN EXCESS OF OTHER ASSETS - (23.26)%                (313,056,142)
                                                             ---------------
TOTAL NET ASSETS - 100.00%                                   $ 1,346,151,930
                                                             ===============

REAL RETURN BOND TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT          VALUE
                                             ---------------  ------------
U.S. TREASURY OBLIGATIONS - 103.96%

U.S. TREASURY BONDS - 19.79%
   3.375% due 04/15/2032 **                  $   14,886,900  $    18,116,658
   3.625% due 04/15/2028 **                       5,834,850        7,118,517
   3.875% due 04/15/2029 **                      42,595,623       54,316,064
                                                             ---------------
                                                                  79,551,239

U.S. TREASURY NOTES - 84.17%
   2.00% due 01/15/2014 **                       62,285,353       61,915,502
   3.00% due 07/15/2012 **                       51,175,313       55,325,323
   3.375% due 01/15/2007 to 01/15/2012           79,750,430       86,165,698
   3.50% due 01/15/2011 **                       68,537,872       76,098,422
   3.625% due 01/15/2008 ** ***                  33,874,320       37,019,618
   3.875% due 01/15/2009 **                      14,958,710       16,676,628
   4.25% due 01/15/2010 **                        4,486,560        5,135,007
                                                             ---------------
                                                                 338,336,198
----------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $ 413,989,692)                                         $   417,887,437
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT             VALUE
                                                 -----------       -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.47%

SMALL BUSINESS ADMINISTRATION - 0.47%
   4.504% due 02/10/2014 ***                     $ 1,986,459       $ 1,879,364
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,986,459)                                                  $ 1,879,364
------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.19%

BRAZIL - 0.19%
Federal Republic of Brazil
   8.00% due 04/15/2014 (b)                          820,940           750,339
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $788,130)                                                    $   750,339
------------------------------------------------------------------------------

CORPORATE BONDS - 4.33%

ELECTRICAL UTILITIES - 0.30%
Entergy Gulf States
   2.43% due 06/18/2007 (b)***                      1,200,00         1,202,459

ENERGY - 0.80%
Halliburton Company
   1.92% due 01/26/2007 (b)***                     2,800,000         2,797,295
   2.62% due 10/17/2005 (b)***                       400,000           403,987
                                                                   -----------
                                                                     3,201,282

FINANCIAL SERVICES - 2.91%
General Motors Acceptance Corp., MTN
   2.135% due 05/18/2006 (b)***                    2,900,000         2,903,973
Phoenix Quake Wind, Ltd.
   4.05% due 07/03/2008 (b)                        1,500,000         1,541,745
Pylon, Ltd., Class A Catastrophe Bond
   3.619% due 12/18/2008 (b)            EUR          600,000           743,138
Pylon, Ltd., Class B Catastrophe Bond
   6.019% due 12/22/2008 (b)                       1,000,000         1,241,731
Sprint Capital Corp.
   7.90% due 03/15/2005 ***                      $ 2,110,000         2,187,230
Verizon Wireless Capital LLC
   1.35% due 05/23/2005 (b)***                     2,500,000         2,497,630
Vita Capital, Ltd., 2003-1
   2.95% due 01/01/2007 (b)                          600,000           605,022
                                                                   -----------
                                                                    11,720,469

INSURANCE - 0.07%
Residential Reinsurance, Ltd., Series 2003
   6.26% due 06/08/2006 (b)                          300,000           300,420

METAL & METAL PRODUCTS - 0.25%
Alcan Aluminum Corp.
   1.624% due 12/08/2004 (b)***                    1,000,000           999,901
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $17,398,323)                           $17,424,531
------------------------------------------------------------------------------
MUNICIPAL BONDS - 0.29%

CALIFORNIA - 0.02%
California County California Tobacco
   Securitization Agency
   5.625% due 06/01/2023 ***                         100,000            91,562

NEW HAMPSHIRE - 0.14%
New Hampshire Municipal Bond Bank, Series B
   5.00% due 08/15/2012                              500,000           542,240

RHODE ISLAND - 0.13%
Tobacco Settlement Financing Corp. - Rhode
   Island, Series A
   6.00% due 06/01/2023 ***                          600,000           531,834
------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $1,161,503)                            $ 1,165,636
------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.40%
Bank of America Mortgage Securities, Inc.,
   Series 2004-1, Class 5A1
   6.50% due 02/25/2033 ***                          665,488          679,288
Bear Stearns Adjustable Rate Mortgage Trust,
   Series 2003-8, Class 1A1
   4.357% due 01/25/2034 (b)***                    7,699,523         7,744,215
Sequoia Mortgage Trust, Series 5, Class A

   1.63% due 10/19/2026 (b)***                     1,218,746         1,218,495
------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,720,666)                                                  $ 9,641,998
------------------------------------------------------------------------------
ASSET BACKED SECURITIES - 2.73%
Ameriquest Mortgage Securities, Inc., Series
   2003-1, Class A2
   1.71% due 02/25/2033 (b)***                       493,385           494,989
Asset Backed Securities Corp. Home Equity,
   Series 2003-HE1, Class A2
   1.739% due 01/15/2033 (b)***                    2,083,029         2,094,908
Countrywide Home Loans, Inc.
   1.36% due 02/23/2005 (b)***                     3,200,000         3,198,729
Equity One ABS, Inc.
   1.75% due 04/25/2034 (b)***                     2,144,465         2,138,510
GSAMP Trust, Series 2007-SEA2, Class A2A
   1.74% due 03/25/2034 (b)***                       900,000           900,000
Redwood Capital Iv, Ltd., Series 2003-4,
   Class NOTE
   3.41% due 01/01/2006 (b)                          900,000           901,305
Redwood Capital, Ltd., Series 2003-3, Class
   NOTE
   4.96% due 01/01/2006 (b)                          900,000           901,539
Truman Capital Mortgage Loan Trust, Series
   2004-1, Class A1
   1.79% due 01/25/2034 (b)***                       342,205           338,543
------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(Cost $10,966,765)                                                 $10,968,523
------------------------------------------------------------------------------
OPTIONS - 0.00%

PUT OPTIONS - 0.00%
United States Treasury Notes
   Expiration 08/27/2004 at $97.00 *              55,000,000             3,300
------------------------------------------------------------------------------
TOTAL OPTIONS (Cost $8,594)                                        $     3,300
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 90.36%
ANZ (Delaware), Inc.
   1.04% due 07/06/2004 ***                      $ 1,100,000       $ 1,099,841
Bank of Ireland
   1.255% due 09/01/2004 ***                      10,400,000        10,377,521
   1.285% due 09/03/2004 ***                       1,100,000         1,097,487

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                    AMOUNT            VALUE
                                                 -----------       -----------
SHORT TERM INVESTMENTS(CONTINUED)
Barclays U.S. Funding LLC
   1.11% due 08/25/2004 to 08/26/2004 ***        $   200,000       $   199,658
   1.21% due 08/23/2004 ***                        1,300,000         1,297,684
   1.28% due 09/21/2004 ***                        9,500,000         9,472,302
CBA (Delaware) Finance, Inc.
   1.05% due 07/02/2004 ***                        1,300,000         1,299,962
   1.08% due 07/27/2004 ***                          100,000            99,922
CDC Commercial Paper Corp.
   1.085% due 08/04/2004 ***                       8,200,000         8,191,597
   1.12% due 08/24/2004 ***                        2,500,000         2,495,800
   1.32% due 09/10/2004 ***                          800,000           797,918
Citibank New York N.A.
   1.09% due 07/30/2004                              900,000           900,000
Danske Corp., Series A
   1.24% due 09/17/2004 ***                          600,000           598,388
   1.27% due 09/20/2004 ***                          100,000            99,714
European Investment Bank
   1.03% due 07/02/2004 ***                          500,000           499,986
Federal Home Loan Bank Discount Notes
   1.17% due 07/16/2004 ***                        7,800,000         7,796,206
   1.18% due 08/25/2004 ***                        2,000,000         1,996,394
   1.25% due 09/01/2004 ***                        3,900,000         3,891,604
   1.41% due 09/15/2004 ***                        3,900,000         3,888,391
Federal Home Loan Mortgage Corp. Discount
   Notes
   zero coupon due 08/23/2004 to
     09/30/2004 ***                                7,800,000         7,778,110
   1.01% due 07/15/2004 ***                        3,400,000         3,398,334
   1.180% due 08/24/2004 ***                      12,200,000        12,178,461
   1.20% due 08/09/2004 ***                        3,900,000         3,894,930
   1.21% due 08/20/2004 to 08/31/2004 ***          4,400,000         4,392,448
   1.22% due 08/12/2004 ***                       10,600,000        10,584,913
   1.315% due 09/07/2004 ***                       6,700,000         6,683,321
   1.410% due 09/14/2004 ***                       3,900,000         3,888,300
   1.440% due 09/14/2004 to 09/21/2004 ***        14,600,000        14,553,525
   1.445% due 09/14/2004 ***                       6,700,000         6,679,830
   1.52% due 10/13/2004 ***                        3,900,000         3,882,875
   1.53% due 10/15/2004 ***                        3,000,000         2,986,485
   1.56% due 10/20/2004 ***                        4,000,000         3,980,760
Federal National Mortgage Association
   Discount Notes
   zero coupon due 07/02/2004 to
     08/04/2004 ***                                8,200,000         8,196,115
   1.03% due 07/01/2004 (a)                       19,100,000        19,100,000
   1.025% due 07/07/2004 ***                       6,100,000         6,098,856
   1.15% due 08/18/2004 (a)***                       200,000           199,693
   1.18% due 08/25/2004 (a)***                     7,600,000         7,586,270
   1.20% due 09/08/2004 ***                       16,900,000         6,856,877
   1.21% due 08/05/2004 ***                        1,000,000           998,824
   1.230% due 09/01/2004 ***                       4,800,000         4,789,841
   1.250% due 09/01/2004 ***                       3,900,000         3,891,604
   1.426% due 09/22/2004 ***                       4,000,000         3,986,766
   1.435% due 09/22/2004 ***                       8,000,000         7,973,440
   1.53% due 10/18/2004 to 10/20/2004 ***          7,900,000         7,863,063
General Electric Capital Corp.
   1.04% due 07/08/2004 ***                        3,800,000         3,799,232
   1.05% due 07/07/2004 to 07/13/2004 ***          6,600,000         6,597,778
   1.14% due 09/03/2004 ***                          100,000            99,797
   1.30% due 09/08/2004 ***                          900,000           897,757
HBOS Treasury Services PLC
   1.035% due 07/01/2004 ***                         100,000           100,000
   1.08% due 07/28/2004 ***                        7,200,000         7,194,168
   1.095% due 08/02/2004 ***                         100,000            99,902
   1.25% due 08/25/2004 ***                          500,000           499,045
   1.29% due 09/24/2004 ***                          200,000           199,391
   1.345% due 09/07/2004 ***                         200,000           199,492
ING (U.S.) Funding LLC
   1.345% due 09/09/2004 ***                       3,900,000         3,889,800
Pfizer Inc., Discount Commercial Paper
   1.30% due 08/18/2003 ***                        3,900,000         3,893,240
Rabobank USA Financial Corp.
   1.11% due 08/23/2004 ***                        9,600,000         9,584,312
Royal Bank of Scotland
   1.09% due 08/06/2004 ***                        1,600,000         1,598,256
   1.11% due 08/25/2004 ***                        8,100,000         8,086,264
   1.235% due 09/13/2004 ***                       6,000,000           598,477
Shell Finance (U.K.) PLC
   1.35% due 08/27/2004 ***                        2,100,000         2,095,511
Stadshypotek Delaware, Inc.
   1.49% due 09/23/2004 ***                          500,000           498,262
State Street Navigator Securities Lending
   Prime Portfolio (c)                            27,428,250        27,428,250
Svenska Handlesbanken, Inc.
   1.075% due 07/25/2004 ***                       1,300,000         1,298,952
   1.09% due 08/05/2004 ***                          100,000            99,894
   1.250% due 09/01/2004 ***                       9,700,000         9,679,118
   1.295% due 09/24/2004 ***                         300,000           299,083
Swedbank (Foreningssparbanken AB)
   1.24% due 09/13/2004 ***                        4,300,000         4,289,040
   1.56% due 10/21/2004 ***                        3,900,000         3,881,072
Total Fina Elf Capital
   1.42% due 07/01/2004 ***                        8,300,000         8,300,000
UBS Finance Delaware, Inc.
   1.04% due 07/06/2004 ***                          250,000           249,964
   1.24% due 08/31/2004 ***                          100,000            99,790
   1.27% due 09/20/2004 ***                          400,000           398,860
   1.34% due 09/08/2004 ***                        9,300,000         9,276,115
United States Treasury Bills
   1.31% due 09/16/2004 ***                           60,000            59,839
Wells Fargo Bank NA
   1.19% due 07/14/2004                              100,000           100,000
   1.24% due 07/19/2004                              100,000           100,000
Wells Fargo Bank NA San Francisco
   1.06% due 07/02/2004 ***                        7,600,000         7,600,000
Westpac Capital Corp.
   1.03% due 07/07/2004 to 07/16/2004 ***         10,000,000         9,996,209
   1.385% due 09/10/2004 ***                         200,000           199,454
Westpac Trust Securities (NZ) Ltd
   1.12% due 08/17/2004 ***                          600,000           599,123

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

REAL RETURN BOND TRUST (CONTINUED)

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT            VALUE
                                              --------------    --------------
SHORT TERM INVESTMENTS(CONTINUED)
Westpac Trust Securities (NZ) Ltd (continued)
1.22% due 08/25/2004 ***                      $      800,000    $      798,508
------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cos $363,188,583)                                              $  363,207,971
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.89%
Repurchase Agreement with State Street
   Corp. dated 06/30/2004 at 0.35% to
   be repurchased at $19,682,191 on
   07/01/2004, collateralized by
   $18,745,000 U.S. Treasury Notes,
   6.5% due 08/15/2005 (valued at
   $20,080,581, including
   interest).                                 $   19,682,000    $   19,682,000
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cos $19,682,000)                                               $   19,682,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS (REAL RETURN BOND TRUST)
  (COST $838,890,713) -  209.62%                                $  842,611,099
LIABILITIES IN EXCESS OF OTHER ASSETS
  - (109.62)%                                                     (440,642,538)
                                                                --------------

TOTAL NET ASSETS - 100.00%                                      $  401,968,561
                                                                ==============

U.S. GOVERNMENT SECURITIES TRUST

                                                 SHARES OR
                                                 PRINCIPAL
                                                  AMOUNT             VALUE
                                              --------------    --------------
U.S. TREASURY OBLIGATIONS - 20.52%

U.S. TREASURY BONDS - 0.08%
   6.625% due 02/15/2027                      $    5 00,000     $      580,176

U.S. TREASURY NOTES - 20.44%
   3.00% due 02/15/2009 ***                       27,000,000        26,162,568
   3.125% due 04/15/2009 ***                      32,200,000        31,285,584
   3.25% due 08/15/2007 ***                        4,500,000         4,504,041
   3.375% due 11/15/2008 ***                      19,600,000        19,385,615
   4.00% due 02/15/2014 ***                       25,000,000        23,826,175
   4.375% due 05/15/2007 *** ****                  9,500,000         9,819,143
   5.875% due 11/15/2004 ***                      16,000,000        16,252,496
   6.50% due 02/15/2010 ***                          500,000           563,399
   6.75% due 05/15/2005 ***                       10,500,000        10,925,334
                                                                --------------
                                                                   142,724,355
------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $145,796,083)                                             $  143,304,531
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 72.83%
FEDERAL HOME LOAN BANK - 1.28%
   5.80% due 09/02/2008 ***                        8,350,000         8,917,675

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 24.16%
   4.50% due 04/15/2032                            2,559,233         2,563,501
   5.00% TBA **                                   50,000,000        48,250,000
   5.50% due 01/15/2023 ***                       31,000,000         3,142,588
   5.50% TBA **                                    5,000,000         4,976,560
   6.00% due 10/01/2010 to 11/01/2028                667,646           687,774
   6.00% due 11/01/2028 to 12/01/2028 ***          3,405,323         3,495,154
   6.00% TBA **                                   76,800,000        78,408,038
   6.50% due 07/01/2006 to 12/01/2010                450,771           477,067
   6.50% TBA **                                   15,000,000        15,628,125
   7.00% due 12/01/2004 to 06/01/2032              7,692,412         8,147,644
   7.50% due 05/01/2007                              121,233           126,676
   8.00% due 09/01/2031 ***                        2,198,494         2,386,596
   8.25% due 07/01/2006                                5,274             5,400
   9.00% due 10/01/2017                              107,526           116,088
   9.50% due 08/01/2020                              193,775           218,630
   10.00% due 05/01/2005                                 313               316
   11.75% due 10/01/2009 to 12/01/2013                31,011            34,600
   12.00% due 07/01/2020                              82,300            92,465
                                                                --------------
                                                                   168,757,222

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 46.80%
   2.877% due 02/17/2009 (b)                       6,000,000         5,966,520
   5.00% TBA **                                    7,000,000         6,759,375
   5.50% due 04/01/2018 to 05/01/2018 ***         12,644,408        12,964,007
   5.50% TBA **                                   56,000,000        56,187,500
   6.00% due 02/01/2017                            9,346,190         9,752,403
   6.00% TBA **                                   47,000,000        48,175,625
   6.50% due 10/01/2005 to 06/01/2029              2,638,980         2,759,216
   6.50% TBA **                                   79,000,000        82,234,102
   6.527% due 05/25/2030 (b)***                    8,568,745         9,019,262
   7.00% due 07/01/2022 to 01/01/2034             12,028,732        12,753,331
   7.00% TBA **                                   65,000,000        68,534,375
   7.41% due 01/17/2013 (b)***                       621,640           635,327
   7.50% due 09/01/2029 to 02/01/2031              1,371,899         1,470,780
   8.00% due 06/01/2017 to 03/01/2033              5,047,817         5,477,082
   8.25% due 09/01/2008                               21,858            23,219
   8.50% due 02/01/2009 to 08/01/2019              1,780,854         1,965,398
   8.75% due 08/01/2009 to 10/01/2011                278,396           297,657
   9.00% due 05/01/2021                               51,734            58,083
   10.00% due 04/01/2016                                 578               644
   11.50% due 09/01/2013 to 09/01/2019               246,526           279,033
   11.75% due 12/01/2015                              49,644            56,312
   12.00% due 01/01/2013 to 04/01/2016               646,645           740,069
   12.50% due 01/01/2013 to 09/01/2015               375,454           425,426
   13.50% due 11/01/2014                             139,765           160,760
   36.655% due 12/28/2028 (b)                        197,919           199,403
                                                                --------------
                                                                   326,894,909

GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.59%
   7.50% due 02/15/2007 to 12/15/2027              1,944,541         2,099,487
   8.00% due 10/15/2005                                  633               650
   8.50% due 06/15/2025 ***                        1,414,244         1,570,866
   9.00% due 12/15/2019 (b)                          370,450           419,737
   9.50% due 09/15/2020                               24,278            27,437

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT SECURITIES TRUST(CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT              VALUE
                                              --------------    --------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS(CONTINUED)
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION(CONTINUED)
   11.00% due 09/15/2015                      $        4,750    $        5,362
                                                                --------------
                                                                     4,123,539
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $503,105,314)                                             $  508,693,345
------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 64.63%
Beethoven Funding Corp.
   1.25% due 07/15/2004 ***                       16,830,000        16,821,819
DaimlerChrysler AG
   1.34% due 07/15/2004 ***                       10,915,000        10,909,312
Federal Farm Credit Bank Discount Notes
   1.20% due 07/13/2004                           43,000,000        42,982,800
Federal Home Loan Bank Discount Notes
   1.20% due 07/15/2004                          152,000,000       151,929,067
   1.25% due 07/01/2004                           92,422,000        92,422,000
Four Winds Funding Corp.
   1.28% due 07/15/2004 ***                       10,915,000        10,909,567
General Motors Acceptance Corp.
   1.35% due 07/15/2004 ***                       10,915,000        10,909,269
Giro Multi Funding Corp.
   1.24% due 07/14/2004 ***                       21,500,000        21,490,373
Hannover Funding Company
   1.23% due 07/15/2004 ***                       11,654,000        11,648,425
   1.25% due 07/15/2004 ***                        9,835,000         9,830,219
Nieuw Amsterdam Receivables
   1.22% due 07/15/2004 ***                       21,500,000        21,489,799
Regency Markets Number 1 LLC
   1.24% due 07/14/2004 ***                       21,500,000        21,490,373
Surrey Funding Corp.
   1.23% due 07/14/2004 ***                       16,960,000        16,952,467
Tasman Funding, Inc.
   1.24% due 07/15/2004 ***                       11,648,000        11,642,383
------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $451,427,873)                                             $  451,427,873
------------------------------------------------------------------------------
TOTAL INVESTMENTS (U.S. GOVERNMENT SECURITIES TRUST)

   (COST $1,100,329,271) - 157.98%                              $1,103,425,749
LIABILITIES IN EXCESS OF OTHER ASSETS - (57.98)%                  (404,982,565)
                                                                --------------
TOTAL NET ASSETS - 100.00%                                      $  698,443,184
                                                                ==============

MONEY MARKET TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                              --------------    --------------
U.S. TREASURY OBLIGATIONS - 3.46%

U.S. TREASURY BILLS - 3.46%
   0.915% due 07/29/2004                      $   29,700,000    $   29,678,863
   0.965% due 09/09/2004                          29,500,000        29,444,647
   0.995% due 09/23/2004                          29,000,000        28,932,672
                                                                    88,056,182
------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $88,056,182)                                              $   88,056,182
------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.73%
FEDERAL HOME LOAN BANK - 22.95%
   zero coupon due 07/23/2004 to
     07/30/2004                                   95,000,000        94,933,151
   1.025% due 09/17/2004                          23,225,000        23,173,421
   1.04% due 08/20/2004                           28,000,000        27,959,556
   1.05% due 07/07/2004 to 09/24/2004             90,000,000        89,892,083
   1.14% due 07/14/2004                           50,000,000        49,979,417
   1.15% due 07/16/2004 to 07/20/2004             90,000,000        89,950,486
   1.18% due 07/21/2004                           30,000,000        29,980,333
   1.21% due 07/23/2004                           47,536,000        47,500,850
   1.22% due 08/18/2004                           30,000,000        29,951,200
   1.26% due 07/21/2004                           50,000,000        49,965,000
   1.34% due 08/27/2004                           50,000,000        49,893,917
                                                                --------------
                                                                   583,179,414

FEDERAL HOME LOAN MORTGAGE
CORPORATION - 18.53%
   zero coupon due 07/06/2004 to
     08/23/2004                                  150,450,000       150,302,377
   1.04% due 07/06/2004                           72,700,000        72,689,499
   1.055% due 08/03/2004                          13,800,000        13,786,591
   1.12% due 08/10/2004                           36,600,000        36,554,453
   1.16% due 07/13/2004                           90,000,000        89,965,200
   1.25% due 08/24/2004                           40,000,000        39,925,000
   1.26% due 09/20/2004                           18,000,000        17,958,285
   1.32% due 08/24/2004                           50,000,000        49,901,000
                                                                --------------
                                                                   471,082,405

FEDERAL NATIONAL MORTGAGE
ASSOCIATION - 19.25%
   zero coupon due 08/02/2004 to
     09/10/2004                                  145,200,000       145,000,360
   0.99% due 07/14/2004                           38,000,000        37,986,415
   1.03% due 07/01/2004                           50,449,000        50,449,000
   1.10% due 07/28/2004                           22,750,000        22,731,231
   1.16% due 07/28/2004                           40,000,000        39,965,200
   1.18% due 08/25/2004                           50,000,000        49,909,861
   1.21% due 08/11/2004                           28,500,000        28,460,726
   1.23% due 07/21/2004                           40,000,000        39,972,667
   1.28% due 08/12/2004                           50,000,000        49,925,333
   1.414% due 09/22/2004                      $   25,000,000        24,938,903
                                                                --------------
                                                                   489,339,696
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,543,601,515)                                           $1,543,601,515
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MONEY MARKET TRUST(CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                              --------------    --------------
SUPRANATIONAL OBLIGATIONS - 1.97%

BANKING - 1.97%
International Bank for Reconstruction &
   Developnment
   1.05% due 07/06/2004                       $   50,000,000    $   49,992,708
------------------------------------------------------------------------------
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $49,992,708)                                              $   49,992,708
------------------------------------------------------------------------------
COMMERCIAL PAPER - 29.99%

BANKING - 5.50%
Royal Bank of Scotland
   1.22 due 07/29/2004                            40,000,000        39,962,044
Toronto Dominion Holdings, Inc.
   zero coupon due 07/14/2004                     40,000,000        39,985,120
   1.03 due 07/14/2004                            35,000,000        34,986,982
   1.055 due 07/13/2004                           25,000,000        24,991,208
                                                                --------------
                                                                   139,925,354

COSMETICS & TOILETRIES - 1.17%
Proctor & Gamble Company
   1.30 due 07/19/2004                            29,700,000        29,680,695
FINANCIAL SERVICES - 19.99%
Caterpillar Financial Services Corp.
   1.16 due 07/07/2004                            19,094,000        19,090,309
   1.22 due 07/07/2004                            10,700,000        10,697,824
Clipper Receivables Corp.
   zero coupon due 07/06/2004                     44,835,000        44,828,335
   1.06 due 07/07/2004                            28,100,000        28,095,036
Galleon Capital Corp.
   1.10 due 07/12/2004                            22,000,000        21,992,606
   1.22 due 07/12/2004                            23,000,000        22,991,426
Galleon Capital LLC
   1.15 due 07/19/2004                            40,000,000        39,977,000
   1.32 due 07/20/2004                            25,000,000        24,982,583
General Electric Capital Corp.
   1.22 due 07/21/2004                            27,200,000        27,181,564
   1.24 due 07/21/2004                            19,758,000        19,744,389
Goldman Sachs Group LP
   1.37 due 08/25/2004                            40,000,000        39,916,278
National Rural Utilities Cooperative Finance
   1.10 due 07/09/2004                            16,160,000        16,156,050
   1.23 due 07/20/2004                            21,900,000        21,885,783
   1.24 due 07/27/2004                            37,100,000        37,066,775
   1.26 due 07/28/2004                            30,000,000        29,971,650
UBS Finance Delaware, Inc.
   zero coupon due 07/12/2004                     23,500,000    $   23,492,387
   1.095 due 07/06/2004                           40,000,000        39,993,917
   1.175 due 07/13/2004                           40,000,000        39,984,333
                                                                --------------
                                                                   508,048,245
FOOD & BEVERAGES - 2.02%
Coca Cola Company
   1.20 due 07/22/2004                            20,000,000        19,986,000
   1.24 due 08/12/2004                            31,400,000        31,354,575
                                                                --------------
                                                                    51,340,575
RETAIL TRADE - 1.31%
Wal Mart Stores, Inc.
   1.13 due 07/13/2004                            33,300,000    $   33,287,457
------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER (Cost $762,282,326)                      $  762,282,326
------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS - 1.57%

CANADA - 1.57%
Province of Quebec
   1.15% due 07/13/2004                       $   40,000,000        39,984,666
------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cos $ 39,984,667)                                              $   39,984,666
------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.61%
Repurchase Agreement with State Street
   Corp. dated 06/30/2004 at 1.140% to
   be repurchased at $66,226,097 on
   07/01/2004, collateralized by
   $51,020,000 U.S. Treasury Bonds,
   8.125% due 05/15/2021 (valued at
   $67,553,694, including interest).          $   66,224,000    $   66,224,000
------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cos $ 66,224,000)                                              $   66,224,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS (MONEY MARKET TRUST)
   (COST $ 2,550,141,397) -  100.33%                            $2,550,141,397
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.33)%                     (8,296,520)
                                                                --------------
TOTAL NET ASSETS - 100.00%                                      $2,541,844,877
                                                                ==============

SMALL CAP INDEX TRUST

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                              --------------    --------------
COMMON STOCKS - 96.78%
ADVERTISING - 0.39%
aQuantive, Inc. * (a)                                 10,288    $      101,645
DoubleClick, Inc. *                                   23,367           181,561
FindWhat.com * (a)                                     3,871            89,575
Grey Global Group, Inc. (a)                              192           189,120
ValueClick, Inc. *                                    15,717           188,290
Ventiv Health, Inc. *                                  3,831    $       59,304
                                                                --------------
                                                                       809,495
AEROSPACE - 0.98%
AAR Corp. *                                            6,781            76,964
Armor Holdings, Inc. *                                 5,564           189,176
Aviall Inc. *                                          4,913            93,396
BE Aerospace, Inc. *                                   8,748            66,310
Curtiss Wright Corp.                                   4,268           239,819
DRS Technologies, Inc. *                               4,457           142,178
EDO Corp.                                              3,327            80,247
Esterline Technologies Corp. *                         4,347           128,367
GenCorp, Inc. (a)                                      6,692            89,606
HEICO Corp., Class A                                       1                14
HEICO Corp. (a)                                        5,259            95,977

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST(CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                              --------------    --------------
COMMON STOCK(CONTINUED)
Moog, Inc., Class A                           $        4,898    $      181,765
Orbital Sciences Corp., Class A * (a)                  9,649           133,253
Sequa Corp., Class A *                                 1,429            83,553
Teledyne Technologies, Inc. *                          6,920           138,538
Triumph Group, Inc. *                                  3,190           101,857
United Industrial Corp.                                3,082            71,965
Woodward Governor Company                              1,893           136,504
                                                                --------------
                                                                     2,049,489

AGRICULTURE - 0.08%

Delta & Pine Land Company                              8,016           175,951
AIR FREIGHT - 0.04%

ExpressJet Holdings, Inc. *                            6,374            77,380
AIR TRAVEL - 0.62%
Airtran Holdings, Inc. * (a)                          15,829           223,822
Alaska Air Group, Inc. *                               5,063           120,854
America West Holding Corp., Class B * (a)              6,942            63,033
Atlantic Coast Airlines Holdings, Inc. * (a)           9,081            52,125
Continental Airlines, Inc., Class B * (a)             11,816           134,348
Delta Air Lines, Inc. *                               21,102           150,246
Frontier Airlines, Inc. * (a)                          7,717            83,961
Mesa Air Group, Inc. * (a)                             5,962            48,233
Northwest Airlines Corp., Class A * (a)               14,879           165,454
Pinnacle Airline Corp. *                               4,958            56,025
SkyWest, Inc.                                         10,992           191,371
                                                                --------------
                                                                     1,289,472

ALUMINUM - 0.04%

Century Aluminum Company *                             3,542            87,806
APPAREL & TEXTILES - 1.37%
Angelica Corp.                                         2,544            63,880
Brown Shoe, Inc.                                       3,645           149,190
Cherokee Inc. (a)                                      3,654            91,679
Deckers Outdoor Corp. *                                2,075            61,192
DHB Industries, Inc. * (a)                             4,616            70,071
G & K Services, Class A                                3,579           143,840
Goodys Family Clothing, Inc.                           4,785            49,620
Guess, Inc. *                                          3,346            53,871
Interface, Inc., Class A *                             9,761            85,214
Jos. A. Bank Clothiers, Inc. * (a)                     1,564            49,094
Kellwood Company                                       5,024           218,795
K-Swiss, Inc., Class A (a)                             5,011           101,272
Maxwell Shoe, Inc. *                                   3,577            83,129
Movado Group, Inc.                                     5,054            87,181
Oxford Industries, Inc. (a)                            2,638           114,911
Phillips Van Heusen Corp.                              5,704           109,802
Quiksilver, Inc. *                                    11,082           263,862
Russell Corp.                                          5,793           104,042
Skechers United States of America, Inc.,
   Class A *                                           4,496            58,448
Stage Stores, Inc. *                                   3,219           121,228
Stride Rite Corp.                                      8,398            92,630
The Gymboree Corp. *                                   6,559           100,746
Unifirst Corp.                                         2,186            63,591
Vans, Inc. *                                           3,421            70,302
Warnaco Group, Inc. *                                  9,167           194,982
Wellman, Inc. (a)                                      7,278            59,170
Wolverine World Wide, Inc.                             7,583           199,054
                                                                --------------
                                                                     2,860,796

AUTO PARTS - 1.03%

Arvinmeritor, Inc.                                    13,452           263,256
Collins & Aikman Corp. *                               6,843            38,252
CSK Auto Corp. *                                       9,143           156,711
Exide Technologies *                                   4,780            97,751
Federal Signal Corp. (a)                               9,863           183,550
Hayes Lemmerz International, Inc. *                    7,845           118,459
Keystone Automotive Industries, Inc. *                 3,455            96,360
LKQ Corp. *                                            3,390            62,817
Modine Manufacturing Company                           4,911           156,415
Noble International, Ltd.                              1,623            40,202
Pep Boys - Manny, Moe & Jack (a)                      11,115           281,765
Strattec Security Corp. *                                985            67,404
Superior Industries International, Inc. (a)            4,473           149,622
TBC Corp. *                                            4,476           106,529
Tower Automotive, Inc. * (a)                          11,738            42,726
Visteon Corp.                                         24,986           291,587
                                                                --------------
                                                                     2,153,406

AUTO SERVICES - 0.12%

Dollar Thrifty Automotive Group, Inc. *                4,668           128,090
Lithia Motors, Inc., Class A                           2,790            69,136
Midas, Inc. *                                          3,291            57,264
                                                                --------------
                                                                       254,490

AUTOMOBILES - 0.32%

Monaco Coach Corp.                                     5,258           148,118
Monro Muffler Brake, Inc.                              2,314            56,138

Tenneco Automotive, Inc. *                             8,698    $      115,075
Thor Industries, Inc.                                  6,662           222,910
United Auto Group, Inc.                                4,036           123,703
                                                                --------------
                                                                       665,944

BANKING - 9.48%

ABC Bancorp (a)                                        5,432           110,487
Alabama National BanCorp (a)                           2,315           128,413
Amcore Financial, Inc.                                 5,472           165,036
Americanwest BanCorp                                   3,323            63,635
Anchor BanCorp Wisconsin, Inc.                         4,606           121,783
Bancorpsouth, Inc.                                    14,835           334,233
Bank Granite Corp. (a)                                 3,343            69,902
Bank Mutual Corp.                                     16,422           179,000
BankAtlantic Bancorp, Inc., Class A                    8,669           159,943
BankUnited Financial Corp., Class A *                  5,176           133,541
Banner Corp.                                           2,660            77,300
Boston Private Financial Holdings, Inc. (a)            4,844           112,187
Brookline Bancorp, Inc.                               12,178           178,651
BSB Bancorp Inc.                                       1,869            66,443

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                SHARES OR
                                                PRINCIPAL
                                                 AMOUNT             VALUE
                                              --------------    --------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Camden National Corp. (a)                     $        2,488    $       82,278
Capital Corporation of The West                        2,224            86,380
Cascade Bancorp (a)                                    5,273            97,445
Cathay Bancorp, Inc. (a)                               4,102           273,603
CB Bancshares, Inc. (a)                                1,250           116,500
Central Pacific Financial Corp. (a)                    3,963           108,982
Chemical Financial Corp.                               5,072           187,106
Chittenden Corp.                                       6,744           237,052
Citizens Banking Corp.                                 8,171           253,710
Coastal Financial Corp. (a)                            3,642            54,448
Columbia Banking System, Inc.                          3,378            74,992
Commercial Federal Corp.                               7,995           216,665
Community Bank Systems, Inc.                           5,028           114,588
Community Banks, Inc. (a)                              3,272            96,099
Community First Bankshares, Inc.                       7,298           234,923
Community Trust Bancorp, Inc.                          2,486            75,823
Corus Bankshares, Inc.                                 3,270           134,430
CVB Financial Corp.                                    7,589           165,288
Digital Insight Corp. * (a)                            7,151           148,240
Dime Community Bancorp, Inc.                           6,531           114,162
East West Bancorp, Inc.                                9,272           284,650
F.N.B. Corp.                                           9,588           195,595
Fidelity Bankshares, Inc.                              3,014           106,846
First BanCorp Puerto Rico                              6,627           270,050
First Charter Corp. (a)                                6,540           142,507
First Citizens Bancshares, Inc.                        1,186           144,692
First Commonwealth Financial Corp. (a)                12,414           161,010
First Community Bancorp                                2,715           104,365
First Community Bancshares, Inc. (a)                   3,097           103,749
First Federal Capital Corp.                            4,402           122,508
First Financial BanCorp                                7,308           129,498
First Financial Bankshares, Inc. (a)                   2,928           122,771
First Financial Corp. (a)                              4,245           135,416
First Financial Holdings, Inc.                         3,827           110,256
First Merchants Corp. (a)                              5,488           142,414
First Midwest Bancorp, Inc.                            9,087           319,953
First National Bankshares of Florida, Inc.             9,660           183,064
First Niagara Financial Group, Inc.                   16,395           196,740
First Republic Bank                                    2,817           121,356
First Sentinel Bancorp, Inc.                           5,867           120,567
First Street Bancorporation                            2,325            71,424
Firstfed Financial Corp. *                             3,639           151,382
Flagstar Bancorp, Inc.                                 5,736           114,032
Flushing Financial Corp.                               5,689           100,411
Frontier Financial Corp.                               3,938           137,594
GB&T Bancshares, Inc. (a)                              2,896            69,220
Glacier Bancorp, Inc.                                  5,538           156,005
Gold Banc Corporation, Inc.                            7,096           109,988
Greater Bay Bancorp (a)                                9,866           285,127
Hancock Holding Company                                5,774           167,792
Harleysville National Corp. (a)                        5,807           148,659
Horizon Financial Corp. (a)                            5,565           110,743
Hudson River Bancorp, Inc.                             6,507           111,074
Humboldt Bancorp                                       4,273            89,348
Independent Bank Corp. - MA                            3,940           114,063
Independent Bank Corp. - MI (a)                        4,282           108,763
Integra Bank Corp.                                     4,741           104,444
Interchange Financial Services Corp. (a)               2,750            68,420
Irwin Financial Corp. (a)                              3,240            85,536
KNBT Bancorp, Inc.                                     6,905           115,313
Lakeland Financial Corp.                               3,116           104,386
Macatawa Bank Corp. (a)                                2,568            70,594
MAF Bancorp, Inc.                                      5,079           216,772
Main Street Banks, Inc. (a)                            3,127            87,869
MB Financial, Inc.                                     3,734           137,449
Mercantile Bankcorp (a)                                1,901            69,291
Mid-State Bancshares (a)                               5,073           119,266
Nara Bancorp Inc. (a)                                  4,284            73,385
National Penn Bancshares, Inc. (a)                     4,788           142,395
Netbank, Inc. (a)                                     10,055           109,901
Northwest Bancorp, Inc.                                4,308            98,653
Old National Bancorp                                  12,851           319,090
Old Second Bancorp, Inc.                               2,318           122,274
Oriental Financial Group, Inc. (a)                     3,631            98,291
Pacific Capital Bancorp (a)                            9,394           264,253
Park National Corp.                                    2,707           345,711
Pennrock Financial Services, Corp. (a)                 3,372           101,834
Peoples Bancorp, Inc.                                  3,818           101,521
Peoples Holding Company (a)                            3,518           121,582
PFF Bancorp, Inc.                                      2,581            96,116
PrivateBankcorp, Inc. (a)                              3,836           105,337
Prosperity Bancshares, Inc. (a)                        3,185            77,555
Provident Bancorp, Inc.                               10,209           116,383
Provident Bankshares Corp.                             6,516           187,921
Provident Finacial Services                           11,744           206,107
Quaker City Bancorp, Inc.                              1,440            79,114
R & G Financial Corp., Class B                         5,751           190,128
Republic Bancorp, Inc.                                13,809           191,945
Riggs National Corp.                                   3,362            71,005
S & T Bancorp, Inc. (a)                                5,671           181,359
S Y Bancorp, Inc. (a)                                  2,885            67,538
Sandy Spring Bancorp, Inc. (a)                         3,757           130,556
SCBT Financial Corp. (a)                               3,139            94,641
Second Bancorp, Inc. (a)                               2,777            86,892
Silicon Valley Bancshares * (a)                        6,798           269,541
Simmons First National Corp., Class A                  4,189           109,040
Smithtown Bancorp, Inc.                                1,856            75,502
Southside Bancshares, Inc. (a)                         5,663           118,923
Southwest BanCorp of Texas, Inc.                       6,666           294,104
Southwest Bancorp, Inc.                                5,339            97,437
State Bancorp, Inc.                                    3,937            96,181
Sterling Bancshares, Inc.                              8,467           120,147
Sterling Financial Corp.                               4,638           120,727
Sterling Financial Corp. *                             4,488           143,033

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT          VALUE
                                                    ---------      -----------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Suffolk Bancorp (a)                                   2,877        $    93,790
Susquehanna Bancshares, Inc.                         11,525            289,967
Texas Capital Bancshares, Inc. *                      5,498             91,267
Texas Regional Bancshares, Inc., Class A              5,417            248,694
Tierone Corp.                                         4,886            105,098
Tompkins Trustco, Inc. (a)                            2,170            103,075
TrustCo Bank Corp. (a)                               15,092            197,705
Trustmark Corp.                                       9,140            264,329
Umpqua Holdings Corp. (a)                             6,447            135,323
Union Bankshares Corp. (a)                            3,166            100,046
United Bankshares, Inc.                               7,382            239,915
United Community Banks, Inc. (a)                      5,855            147,429
Univest Corp. of Pennsylvania                         2,008            102,408
Unizan Financial Corp.                                4,537            118,416
Virginia Financial Group, Inc. (a)                    2,926            100,508
Washington Trust Bancorp, Inc. (a)                    4,030            104,659
Waypoint Financial Corp.                              5,783            159,553
Wesbanco, Inc. (a)                                    3,762            109,587
West Coast Bancorp (a)                                4,993            107,050
Westamerica Bancorporation                            6,150            322,567
Wintrust Financial Corp. (a)                          4,151            209,667
                                                                   -----------
                                                                    19,793,415

BIOTECHNOLOGY - 1.50%
Applera Corp. - Celera Genomics Group *              14,989            172,523
Axonyx, Inc. *                                       10,607             55,581
Bio-Rad Laboratories, Inc., Class A *                 3,401            200,183
Cell Therapeutics, Inc. * (a)                        10,276             75,734
Ciphergen Biosystems, Inc. * (a)                      5,003             36,622
Cytogen Corp. *                                       3,705             58,909
deCode Genetics, Inc. * (a)                           9,509             80,826
Digene Corp. * (a)                                    2,795            102,101
Discovery Laboratories, Inc. * (a)                    7,548             72,385
Exelixis, Inc. *                                     12,595            127,084
Genaera Corp. *                                      11,679             49,052
Genta, Inc. * (a)                                     9,803             24,507
Geron Corp. * (a)                                     8,339             67,463
Human Genome Sciences, Inc. *                        25,039            291,204
Integra LifeSciences Holdings Corp. *                 3,822            134,802
Intermune, Inc. * (a)                                 5,193             80,076
Keryx Biopharmaceuticals, Inc. *                      4,443             56,248
Kosan Biosciences, Inc. *                             4,422             34,934
Lexicon Genetics, Inc. *                             12,871            100,909
Medarex, Inc. * (a)                                  15,514            113,097
Molecular Devices Corp. * (a)                         3,124             55,545
Myriad Genetics, Inc. * (a)                           5,699             85,029
Nabi Biopharmaceuticals *                            11,643            165,563
Neose Technologies, Inc. * (a)                        6,518             54,295
Progenics Pharmaceuticals, Inc. * (a)                 2,396             40,349
Progress Software Corp. *                             6,694            145,059
Regeneration Technologies, Inc. *                     5,077             54,476
Serologicals Corp. * (a)                              4,734             94,633
Tanox, Inc. * (a)                                     5,092             97,104
Telik, Inc. * (a)                                     8,883            212,037
Transkaryotic Therapies, Inc. *                       6,333             94,742
Trimeris, Inc. * (a)                                  2,860             41,270
Vion Pharmaceuticals, Inc. *                         11,738             48,830
                                                                   -----------
                                                                     3,123,172

BROADCASTING - 0.55%
Cumulus Media, Inc., Class A *                        8,878            149,239
Emmis Communications Corp., Class A *                 9,109            191,107
Entravision Communications Corp., Class A *           9,927             76,239
Gray Television, Inc., Common                         8,355            116,051
Journal Communications, Inc.                          4,188             78,860
Mediacom Communications Corp., Class A * (a)         10,562             82,595
Paxson Communications Corp. *                        13,042             42,387
Regent Communications, Inc. *                         7,791             48,226
Saga Communications, Inc., Class A *                  4,327             78,968
Salem Communications Corp., Class A *                 1,953             52,985
Sinclair Broadcast Group, Inc., Class A               9,890            101,570
Spanish Broadcasting System, Inc., Class A *          6,785             63,168
Young Broadcasting, Inc., Class A *                   4,353             57,242
                                                                   -----------
                                                                     1,138,637

BUILDING MATERIALS & CONSTRUCTION - 0.69%
Apogee Enterprises, Inc.                              6,923             71,999
Dycom Industries, Inc. *                              9,183            257,124
Eagle Materials, Inc. (a)                             3,709            263,413
ElkCorp                                               4,096             98,058
Griffon Corp. * (a)                                   5,131            114,319
Lennox International, Inc.                            8,968            162,321
Levitt Corp., Class A *                               2,399             61,798
LSI Industries, Inc.                                  6,135             70,553
NCI Building Systems, Inc. *                          4,113            133,878
Trex Company, Inc. * (a)                              1,619             61,117
WCI Commmunities, Inc. *                              6,498            144,971
                                                                   -----------
                                                                     1,439,551

BUSINESS SERVICES - 5.23%
ABM Industries, Inc.                                  7,827            152,392
Activcard Corp. *                                     8,338             60,534
Administaff, Inc. * (a)                               4,090             67,894
Advanced Marketing Services, Inc. (a)                 4,082             52,699
ADVO, Inc.                                            6,221            204,795
AMERCO, Inc. *                                        2,037             48,379
Answerthink, Inc. *                                   9,688             55,512
Arbitron, Inc. *                                      6,206            226,643
Banta Corp.                                           4,941            219,430
Black Box Corp.                                       3,335            157,612
Bowne & Company, Inc.                                 7,312            115,895
Bright Horizons Family Solutions, Inc. *              2,862            153,432
Catalina Marketing Corp. * (a)                       10,028            183,412
CDI Corp.                                             2,521             87,227
Central Parking Corp. (a)                             3,765             70,368
Charles River Associates, Inc. * (a)                  2,529             78,272
Clark, Inc. *                                         3,445             63,905
Coinstar, Inc. * (a)                                  4,646            102,073

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                         SHARES OR
                                                         PRINCIPAL
                                                           AMOUNT           VALUE
                                                         ---------       -----------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Compucredit Corp. *                                         2,882        $    49,859
Corillian Corp. *                                           7,773             39,176
Cornell Corrections, Inc. *                                 3,130             42,568
CoStar Group, Inc. *                                        3,171            145,644
CSG Systems International, Inc. *                          10,907            225,775
DiamondCluster International, Inc., Class A *               5,873             51,036
Digimarc Corp. *                                            2,404             32,093
eFunds Corp. *                                              9,936            173,880
Electro Rent Corp.                                          4,274             44,749
Ennis Business Forms, Inc.                                  6,136            119,652
Entrust Technologies, Inc. *                               14,731             66,289
Euronet Worldwide, Inc. * (a)                               4,556            105,380
FactSet Research Systems, Inc.                              3,852            182,084
Forrester Research, Inc. *                                  3,139             58,542
FTI Consulting, Inc. * (a)                                  8,458            139,557
Gartner Group, Inc., Class A * (a)                         13,135            173,645
Geo Group, Inc. *                                           2,315             47,226
Gevity HR, Inc. (a)                                         4,649            121,757
GSI Commerce, Inc. * (a)                                    3,640             35,053
Healthcare Services Group Inc.                              3,823             58,492
Heidrick & Struggles International, Inc. * (a)              3,559            105,631
Hudson Highland Group, Inc. * (a)                           2,532             77,631
Infocrossing, Inc. *                                        3,806             51,381
Informatica Corp. *                                        17,188            131,144
Information Holdings, Inc. *                                2,236             61,199
Insight Enterprises, Inc. *                                 9,640            171,206
Intervoice Brite, Inc. *                                    7,253             83,192
John H. Harland Company (a)                                 5,799            170,201
Kelly Services, Inc., Class A                               3,586            106,863
Kforce.com, Inc. *                                          6,206             58,585
Korn/Ferry International *                                  6,674            129,275
Kroll, Inc. * (a)                                           6,886            253,956
Labor Ready, Inc. * (a)                                     8,231            127,580
LECG Corp. *                                                2,913             50,424
MAXIMUS, Inc. *                                             3,992            141,556
McGrath Rentcorp                                            2,474             91,414
MPS Group, Inc. *                                          21,291            258,047
National Processing, Inc. *                                 1,741             50,054
Navigant Consulting Company *                               9,318            199,778
NCO Group, Inc. *                                           5,334            142,364
Paxar Corp. *                                               7,216            140,856
PC Mall, Inc. *                                             1,973             37,250
PDI, Inc. *                                                 2,124             64,421
Perot Systems Corp., Class A *                             15,184            201,492
Pre-Paid Legal Services, Inc. * (a)                         2,228             53,093
PRG-Schultz International, Inc. * (a)                       8,901             48,688
Quest Software, Inc. *                                      9,767            125,994
R.H. Donnelley Corp. *                                      4,128            180,559
Rent-Way, Inc. * (a)                                        7,359             66,231
Resource America, Inc.                                      3,166             74,718
Resources Connection, Inc. *                                4,545            177,755
Rollins, Inc.                                               3,897             89,670
Scansource, Inc. *                                          2,593            154,076
Seachange International, Inc. * (a)                         4,869             82,189
SFBC International, Inc. (a)                                2,385             74,722
SITEL Corp. *                                              13,513             57,025
Sonicwall, Inc. *                                          10,937             94,058
Sothebys Holdings, Inc., Class A *                          9,330            148,907
Source Interlink Companies *                                2,830             31,470
SOURCECORP, Inc. *                                          3,408             93,788
Spherion Corp. *                                           12,486            126,608
SRA International, Inc., Class A * (a)                      2,684            113,587
StarTek, Inc. (a)                                           2,227             79,727
Surmodics, Inc. * (a)                                       2,999             73,895
TALX Corp.                                                  2,977             72,728
Teletech Holdings, Inc. *                                   7,313             64,135
TETRA Technologies, Inc. *                                 10,408            169,859
The BISYS Group, Inc. *                                    23,184            325,967
The InterCept Group, Inc. *                                 4,026             65,946
The Titan Corp. * (a)                                      16,419            213,119
Tier Technologies Inc., Class B *                           5,197             50,619
Tyler Technologies, Inc. *                                  8,590             81,261
URS Corp. *                                                 6,102            167,195
Valassis Communications, Inc. *                             9,959            303,451
Volt Information Sciences, Inc. *                           1,880             59,239
Watson Wyatt & Company Holdings                             7,109            189,455
Wind River Systems, Inc. *                                 13,293            156,326
Wireless Facilities, Inc. * (a)                             9,354             91,950
Zhone Technologies, Inc. (a)                                7,965             31,063
                                                                         -----------
                                                                          10,907,504

CABLE AND TELEVISION - 0.28%
Charter Communications, Inc., Class A * (a)                53,557            209,943
Insight Communications Company, Inc.,
   Class A * (a)                                            9,544             88,378
Lin TV Corp. *                                              5,652            119,822
LodgeNet Entertainment Corp. *                              2,702             44,583
McLeodUSA, Inc. * (a)                                      13,068              6,273
Pegasus Communications Corp. * (a)                            700             17,122
Time Warner Telecom, Inc., Class A * (a)                    8,356             35,012
TiVo, Inc. *                                                7,668             54,366
                                                                         -----------
                                                                             575,499

CELLULAR COMMUNICATIONS - 0.34%
AirGate PCS, Inc. *                                         2,597             47,525
Alamosa Holdings, Inc. *                                   12,712             93,433
Dobson Communications Corp., Class A * (a)                 21,885             71,345
Metrocall Holdings, Inc. *                                  1,146             76,782
Novatel Wireless Inc *                                      3,640             96,460
RF Micro Devices, Inc. * (a)                               35,082            263,115
UbiquiTel, Inc. *                                          14,573             61,498
                                                                         -----------
                                                                             710,158

CHEMICALS - 2.55%
A. Schulman, Inc.                                           6,427            138,116
Aceto Corp.                                                 3,312             58,291
Airgas, Inc.                                               11,176            267,218

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                  SHARES OR
                                                  PRINCIPAL
                                                   AMOUNT          VALUE
                                                  ---------      ----------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
Albany Molecular Research, Inc. *                   5,840        $   75,511
Albemarle Corp.                                     6,481           205,124
American Vanguard Corp.                             1,130            38,115
Arch Chemicals, Inc.                                4,856           139,950
Cabot Microelectronics Corp. * (a)                  4,882           149,438
Calgon Carbon Corp. (a)                             8,290            55,543
Cambrex Corp.                                       5,355           135,107
Crompton Corp.                                     23,715           149,404
Cytec Industries, Inc.                              7,032           319,604
Ferro Corp.                                         7,221           192,656
FMC Corp. *                                         7,262           313,065
Georgia Gulf Corp.                                  5,616           201,390
Great Lakes Chemical Corp.                          9,468           256,204
H.B. Fuller Company                                 5,937           168,611
Hercules, Inc. *                                   20,916           254,966
IMC Global, Inc.                                   22,317           299,048
MacDermid, Inc.                                     5,256           177,916
Millennium Chemicals, Inc.                         13,021           225,524
Minerals Technologies, Inc.                         3,926           227,708
Newmarket Corp. *                                   3,230            69,348
Octel Corp.                                         3,071            80,859
Olin Corp. (a)                                     12,948           228,144
OM Group, Inc. *                                    5,252           173,369
Omnova Solutions, Inc. *                           11,231            68,509
Polyone Corp. *                                    19,370           144,113
Techne Corp. *                                      7,881           342,429
Terra Industries, Inc. *                            8,108            45,648
Valence Technology, Inc. * (a)                     11,303            38,769
W. R. Grace & Company *                            14,336            88,883
                                                                 ----------
                                                                  5,328,580

COMMERCIAL SERVICES - 0.05%
Chemed Corp.                                        2,010            97,485

COMPUTERS & BUSINESS EQUIPMENT - 2.90%
ADE Corp. *                                         2,168            46,850
Advanced Digital Information Corp. *               12,820           124,354
Agilysys, Inc. (a)                                  6,017            82,974
Anteon International Corp. *                        5,296           172,756
Applied Films Corp. *                               3,153            91,500
Avanex Corp. * (a)                                 17,988            69,973
Benchmark Electronics, Inc.                         8,338           242,636
Brocade Communications Systems, Inc. *             50,389           301,326
Brooks Automation, Inc. *                           8,834           178,005
CACI International, Inc., Class A *                 5,390           217,972
Cray, Inc. * (a)                                   14,312            94,745
Digi International, Inc. *                          5,592            59,946
Dot Hill Systems Corp. *                            9,162           102,706
Echelon Corp. * (a)                                 6,142            68,729
Electronics For Imaging, Inc. *                    10,490           296,447
EMS Technologies, Inc. *                            2,549            49,527
Enterasys Networks, Inc. *                         42,054            88,734
Extreme Networks, Inc. *                           19,939           110,063
Falconstor Software, Inc. * (a)                     7,410            57,205
FileNET Corp. *                                     6,990           220,674
FSI International, Inc. *                           7,424            57,981
Gateway, Inc. *                                    44,919           202,136
Helix Technology Corp.                              5,471           116,696
Hypercom Corp. * (a)                               10,776            91,057
Infocus Corp. *                                     7,809            66,377
Innovex, Inc. *                                     4,187            19,135
Intergraph Corp. *                                  7,220           186,709
Iomega Corp. (a)                                   11,560            64,505
Ixia *                                              4,838            47,606
Komag Inc. * (a)                                    5,646            78,875
Kronos, Inc.                                        6,157           253,668
Lexar Media, Inc. * (a)                            14,894            99,492
Merge Technologies, Inc. *                          2,958            43,276
Micros Systems, Inc. *                              3,190           153,024
Mindspeed Technologies, Inc. *                     19,740            97,910
Mobility Electronics, Inc. *                        5,599            47,144
MTS Systems Corp.                                   4,416           103,555
Netscout Systems, Inc. *                            7,268            47,896
Oplink Communications, Inc. *                      21,268            40,835
Overland Storage, Inc. *                            2,367            31,457
Palmone, Inc. (a)                                   8,366           290,886
Pinnacle Systems, Inc. *                           12,580            89,947
Plexus Corp. *                                      8,319           112,307
Quantum Corp. *                                    36,110           111,941
Radiant Systems, Inc. *                             4,108            19,267
RadiSys Corp. *                                     3,794            70,455
Silicon Graphics, Inc. * (a)                       42,044            92,497
Silicon Storage Technology, Inc. *                 16,338           168,281
Sonic Solutions * (a)                               3,106            66,003
Standard Microsystems Corp. *                       4,052            94,493
Stratasys, Inc. (a)                                 1,884            46,648
Sykes Enterprises, Inc. *                           5,438            41,111
Synaptics, Inc. *                                   4,586            87,822
Transact Technologies, Inc.                         1,881            59,477
Transmeta Corp. * (a)                              32,192            70,500
Trident Microsystems, Inc.                          4,379            49,089
Witness Systems, Inc. *                             4,494            54,602
                                                                 ----------
                                                                  6,051,782

CONSTRUCTION & MINING EQUIPMENT - 0.33%
A.S.V., Inc. * (a)                                  1,484            46,464
Astec Industries, Inc. *                            3,510            66,093
Carbo Ceramics, Inc. (a)                            2,549           173,969
Kaman Corp., Class A                                5,428            75,938
Layne Christensen Company *                         2,976            49,253
Matrix Service Company (a)                          3,715            33,992
Parker Drilling Company *                          19,047            72,760
Washington Group International, Inc. *              4,818           172,918
                                                                 ----------
                                                                    691,387

CONSTRUCTION MATERIALS - 0.81%
Ameron International Corp.                          2,355            80,376

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                       ---------      ----------
COMMON STOCKS (CONTINUED)

CONSTRUCTION MATERIALS (CONTINUED)
Applied Industrial Technologies, Inc.                    3,779        $  113,824
Clarcor, Inc.                                            4,743           217,229
Comfort Systems USA, Inc. *                              9,269            59,229
EMCOR Group, Inc. * (a)                                  3,137           137,965
Granite Construction, Inc.                               6,790           123,782
JLG Industries, Inc.                                     8,965           124,524
Regal Beloit Corp. (a)                                   5,052           112,458
Simpson Manufacturing, Inc.                              3,528           197,991
Standex International Corp.                              2,707            73,630
Trinity Industries, Inc. (a)                             7,291           231,781
Universal Forest Products, Inc.                          3,441           110,972
USG Corp. * (a)                                          6,156           108,223
                                                                      ----------
                                                                       1,691,984

CONTAINERS & GLASS - 0.43%
Graphic Packaging Corp. *                               12,994           112,398
Greif Brothers Corp., Class A                            2,804           118,469
Jarden Corp.                                             5,543           199,493
Longview Fibre Company                                   9,624           141,762
Mobile Mini, Inc. * (a)                                  3,146            89,378
Silgan Holdings, Inc.                                    2,343            94,446
West Pharmaceutical Services, Inc.                       3,241           137,094
                                                                      ----------
                                                                         893,040

COSMETICS & TOILETRIES - 0.29%
Chattem, Inc. * (a)                                      3,728           107,627
Elizabeth Arden, Inc. *                                  3,598            75,702
Nu Skin Enterprises, Inc., Class A (a)                  10,376           262,720
Playtex Products, Inc. *                                 9,585            74,955
Revlon, Inc., Class A *                                 29,387            86,692
                                                                      ----------
                                                                         607,696

CRUDE PETROLEUM & NATURAL GAS - 1.06%
Cabot Oil & Gas Corp., Class A                           6,152           260,230
Cascade Natural Gas Corp.                                5,341           117,876
Cimarex Energy Company *                                 8,397           253,841
Edge Petroleum Corp. *                                   3,158            53,686
Fx Energy, Inc. *                                        6,124            54,565
Harvest Natural Resources, Inc. *                        7,566           112,809
Helmerich & Payne, Inc.                                  9,389           245,522
Hydril *                                                 3,972           125,118
Plains Exploration & Production Company *               13,709           251,560
Quicksilver Resources, Inc. * (a)                        2,925           196,180
Spinnaker Exploration Company *                          4,889           192,529
Swift Energy Company *                                   5,303           116,984
Unit Corp. *                                             7,583           238,485
                                                                      ----------
                                                                       2,219,385

DOMESTIC OIL - 1.67%
Berry Petroleum Company, Class A                         3,697           108,729
Comstock Resources, Inc. *                               7,025           136,707
Delta Petroleum Corp. *                                  3,428            46,107
Denbury Resources, Inc. *                               10,516           220,310
Encore Aquisition Company *                              4,331           120,835
Energy Partners, Ltd. * (a)                              5,694            87,118
Forest Oil Corp. *                                       9,004           245,989
Frontier Oil Corp. (a)                                   5,579           118,219
Giant Industries, Inc. *                                 2,577            56,694
Holly Corp.                                              2,472            92,453
Houston Exploration Company *                            2,680           138,931
KCS Energy, Inc. *                                      10,188           135,704
Magnum Hunter Resources, Inc. * (a)                     13,634           141,521
Maverick Tube Corp. *                                    7,939           208,478
McMoran Exploration Company * (a)                        3,945            61,463
Meridian Resource Corp. * (a)                           11,594            80,462
Oil States International, Inc. *                         7,079           108,309
Plains Resources, Inc. *                                 6,337           107,412
Prima Energy Corp. *                                     1,958            77,478
Range Resources Corp.                                   13,032           190,267
Remington Oil Gas Corp. *                                4,153            98,011
St. Mary Land & Exploration Company                      5,726           204,132
Stone Energy Corp. *                                     4,080           186,374
Syntroleum Corp. *                                       7,015            46,439
TETRA Technologies, Inc.                                 4,323           116,073
Vintage Petroleum, Inc.                                 10,047           170,498
Whiting Petroleum Corp. *                                3,448            86,717
World Fuel Services Corp.                                2,275           102,557
                                                                      ----------
                                                                       3,493,987

DRUGS & HEALTH CARE - 3.31%
Abaxis, Inc. *                                           3,830            72,693
Abiomed, Inc. *                                          3,625            45,603
Accelrys, Inc.                                           4,969            48,994
ALPHARMA, Inc., Class A (a)                              7,069           144,773
Antigenics, Inc. * (a)                                   6,571            56,248
Ariad Pharmaceuticals, Inc. *                           11,202            83,903
Arrow International, Inc.                                3,928           117,526
Atrix Labatories, Inc. *                                 4,331           148,467
Avant Immunotherapeutics, Inc. * (a)                    16,668            44,337
Beverly Enterprises, Inc. *                             18,903           162,566
Bioenvision, Inc. *                                      4,281            37,502
Biomarin Pharmaceutical, Inc. * (a)                     13,512            81,072
Bone Care International, Inc. *                          2,414            56,536
Bradley Pharmaceuticals, Inc., Class A * (a)             2,404            67,072
Candela Corp. (a)                                        3,622            35,496
Cardiodynamics International Corp. *                     7,661            38,688
Cell Genesys, Inc. *                                     7,235            75,172
Closure Medical Corp. * (a)                              1,547            38,845
Conmed Corp. *                                           6,186           169,496
Corixa Corp. * (a)                                      14,270            66,641
Curagen Corp. * (a)                                      9,225            55,442
Curis, Inc. *                                            9,687            42,817
CV Therapeutics, Inc. * (a)                              5,957            99,839
Datascope Corp. (a)                                      2,442            96,923
Dendreon Corp. * (a)                                    11,299           138,413
Diversa Corp. *                                          6,184            62,644
DOV Pharmaceutical, Inc. * (a)                           2,683            37,455
Duane Reade, Inc. *                                      4,527            73,926

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Dyax Corp. *                                           5,316    $   62,463
Enzo Biochem, Inc. * (a)                               4,741        71,115
Enzon Pharmaceuticals, Inc. *                          8,957       114,291
Genelabs Technologies, Inc. *                         19,608        45,294
Gentiva Health Services, Inc. * (a)                    5,489        89,251
Healthextras, Inc. *                                   3,746        62,071
Hollis Eden Pharmaceuticals * (a)                      3,932        47,381
IDX Systems Corp. *                                    4,188       133,555
I-Flow Corp. *                                         4,076        48,341
ILEX Oncology, Inc. *                                  7,279       181,902
Illumina, Inc. *                                       6,548        41,580
Immucor Corp. * (a)                                    4,013       130,623
Immunogen, Inc. * (a)                                  9,265        56,609
Immunomedics, Inc. * (a)                               9,169        44,653
Impax Laboratories, Inc. * (a)                         9,608       186,203
Intuitive Surgical, Inc. (a)                           7,009       133,171
Invacare Corp. (a)                                     5,019       224,450
Kos Pharmaceuticals, Inc. * (a)                        2,763        91,096
K-V Pharmaceutical Company, Class A                    6,774       156,412
Landauer, Inc.                                         2,272       101,468
Luminex Corp. * (a)                                    6,554        65,933
Mannatech, Inc.                                        3,902        37,459
Matria Healthcare, Inc. * (a)                          2,158        54,101
Maxim Pharmaceuticals, Inc. *                          6,221        60,033
Maxygen, Inc. *                                        5,122        54,140
Mentor Corp. (a)                                       7,956       272,811
Molina Healthcare, Inc. *                              2,051        78,307
Nanogen, Inc. *                                        7,050        47,376
NDCHealth Corp.                                        7,147       165,810
NeoPharm, Inc. * (a)                                   3,326        34,358
Neurogen Corp. *                                       5,840        43,683
Northfield Laboratories, Inc. *                        3,959        56,455
Nutraceutical International Corp. *                    1,917        40,851
Ocular Sciences, Inc. *                                4,040       153,520
Option Care, Inc.                                      3,139        47,901
OraSure Technologies, Inc. * (a)                       8,443        82,150
Orthodontic Centers America, Inc. * (a)               10,346        84,734
OrthoLogic Corp. *                                     7,372        63,915
Parexel International Corp. *                          5,536       109,613
Perrigo Company                                       12,812       243,044
Pharmacopeia Drug Discovery, Inc. * (a)                2,484        14,109
Pharmos Corp. *                                       18,748        77,054
Praecis Pharmaceuticals, Inc. *                        9,735        36,993
Prime Hospitality Corp. *                              8,118        86,213
Quidel Corp. * (a)                                     5,970        35,163
Resources Care, Inc. *                                 4,059        51,549
Rigel Pharmaceuticals, Inc. *                          2,276        32,342
Seattle Genetics, Inc. *                               8,129        57,147
Sola International, Inc. *                             6,076       104,689
US Oncology, Inc. *                                   13,287       195,585
Vaxgen, Inc. *                                         4,723        66,878
Zila, Inc. *                                          11,445        56,195
Zymogenetics, Inc. * (a)                               4,381        83,239
                                                                ----------
                                                                 6,914,368

EDUCATIONAL SERVICES - 0.27%
eCollege.com * (a)                                     3,158        50,528
Leapfrog Enterprises, Inc., Class A *                  5,349       106,392
Strayer Education, Inc.                                2,704       301,685
Universal Technical Institute, Inc. *                  2,783       111,236
                                                                ----------
                                                                   569,841

ELECTRICAL EQUIPMENT - 1.52%
A.O. Smith Corp.                                       3,287       104,494
Anaren, Inc. *                                         4,486        73,301
Anixter International, Inc.                            5,612       190,976
Artesyn Technologies, Inc. * (a)                       6,673        60,057
Audiovox Corp., Class A * (a)                          3,613        60,988
Baldor Electric Company                                5,862       136,878
BEI Technologies, Inc.                                 2,516        71,228
Belden, Inc.                                           5,687       121,872
C & D Technologies, Inc.                               5,352        95,426
Cable Design Technologies Corp. * (a)                  8,364        88,658
Capstone Turbine Corp. *                              19,004        41,360
Cohu, Inc.                                             5,349       101,845
Dupont Photomasks, Inc. * (a)                          3,399        69,102
Encore Wire Corp. *                                    2,354        64,900
Excel Technology, Inc. *                               2,028        67,431
General Cable Corp. * (a)                              8,025        68,614
Genlyte Group, Inc. *                                  2,522       158,583
Global Power Equipment Group, Inc. *                   7,839        62,869
Littelfuse, Inc. *                                     4,487       190,294
Magnetek, Inc. *                                       5,391        44,961
Methode Electronics, Inc., Class A                     7,154        92,787
Metrologic Instruments, Inc. (a)                       2,768        55,194
Penn Engineering & Manufacturing Corp.                 2,984        63,977
Plug Power, Inc. * (a)                                 9,507        71,112
Power-One, Inc. *                                     13,223       145,189
Rayovac Corp. *                                        6,695       188,130
Ultralife Batteries, Inc. *                            3,070        59,435
Universal Electronics, Inc. *                          4,127        72,346
Vicor Corp.                                            4,135        75,547
W.H. Brady Company, Class A                            3,824       176,286
Watsco, Inc.                                           4,628       129,908
Wesco International, Inc. *                            3,368        61,971
Wilson Greatbatch Technologies, Inc. *                 4,121       115,182
                                                                ----------
                                                                 3,180,901

ELECTRICAL UTILITIES - 1.61%
Avista Corp.                                           9,053       166,756
Black Hills Corp.                                      6,603       207,994
Calpine Corp. *                                       80,561       348,023
Central Vermont Public Service Corp.                   4,506        92,328
CH Energy Group, Inc.                                  3,636       168,856
Cleco Corp.                                            9,275       166,764
CMS Energy Corp. * (a)                                31,076       283,724
Connecticut Water Service, Inc. (a)                    4,260       109,312

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES(CONTINUED)
Duquesne Light Holdings, Inc.                         14,569    $  281,327
El Paso Electric Company *                             9,359       144,503
Empire District Electric Company (a)                   6,026       121,183
IDACORP, Inc. (a)                                      6,950       187,650
MGE Energy, Inc.                                       4,647       151,632
Otter Tail Corp. (a)                                   5,984       160,730
PNM Resources, Inc.                                   10,853       225,417
Quanta Services, Inc. * (a)                           15,250        94,855
Sierra Pacific Resources * (a)                        21,432       165,241
UIL Holding Corp.                                      2,484       120,946
Unisource Energy Corp. (a)                             6,909       171,689
                                                                ----------
                                                                 3,368,930

ELECTRONICS - 2.91%
Adaptec, Inc. *                                       22,200       187,812
Analogic Corp.                                         2,386       101,238
Artisan Components, Inc. * (a)                         4,658       120,176
August Technology Corp. *                              4,124        51,715
Bel Fuse, Inc., Class B (a)                            2,177        90,781
California Micro Devices Corp. *                       4,454        51,355
Checkpoint Systems, Inc. *                             7,174       128,630
CTS Corp.                                              7,509        90,558
Cubic Corp. (a)                                        3,325        69,592
Cyberoptics Corp. *                                    1,834        47,647
Daktronics, Inc. *                                     3,003        74,925
DDI Corp. *                                            5,821        47,907
Digital Theater Systems, Inc. *                        3,437        89,878
Electro Scientific Industries, Inc. *                  5,740       162,499
Engineered Support Systems, Inc.                       4,286       250,774
FEI Company * (a)                                      4,269       102,072
Franklin Electric, Inc.                                3,455       130,461
Hutchinson Technology, Inc. * (a)                      5,481       134,778
Identix, Inc. * (a)                                   18,183       135,827
II-VI, Inc.                                            2,364        72,480
Imation Corp.                                          6,842       291,538
Integrated Silicon Solution, Inc. * (a)                7,019        85,702
Intermagnetics General Corp. * (a)                     3,535       120,296
InVision Technologies, Inc. * (a)                      3,225       160,927
Itron, Inc. * (a)                                      4,416       101,303
Keithley Instruments, Inc.                             2,632        58,299
Kemet Corp. *                                         17,843       218,041
Maxwell Technologies, Inc. *                           2,621        33,811
Measurement Specialties, Inc. *                        2,586        55,858
Medis Technologies, Ltd. * (a)                         2,639        42,805
Mentor Graphics Corp. *                               13,861       214,430
Mercury Computer Systems, Inc. *                       4,364       108,227
Merix Corp. *                                          3,810        43,205
OSI Systems, Inc. * (a)                                2,876        57,319
Park Electrochemical Corp.                             3,670        92,667
Pemstar, Inc. * (a)                                    7,112        16,500
Photon Dynamics, Inc. *                                3,276       114,889
Planar Systems Inc. * (a)                              3,046        40,786
RAE Systems, Inc. *                                    7,384        39,874
Rogers Corp. *                                         3,271       228,643
SBS Technologies, Inc. *                               3,512        56,438
Stoneridge, Inc. * (a)                                 4,139        70,363
Superconductor Technologies * (a)                     11,011        13,543
Sycamore Networks, Inc. *                             33,995       143,799
Taser International, Inc. *                            4,736       205,211
Technitrol, Inc. *                                     7,305       159,979
Thomas & Betts Corp.                                  10,921       297,379
Trimble Navigation, Ltd.                               9,687       269,202
TTM Technologies, Inc. * (a)                           8,092        95,890
Universal Display Corp. * (a)                          5,308        57,008
Varian, Inc. *                                         6,654       280,466
Viisage Technology, Inc. *                             4,732        41,263
X-Rite, Inc.                                           4,847        70,475
Zygo Corp. *                                           3,446        38,561
                                                                ----------
                                                                 6,065,802

ENERGY - 0.61%
Energen Corp.                                          6,904       331,323
Fuelcell Energy, Inc. * (a)                            8,554        99,911
Hanover Compressor Company * (a)                      14,977       178,226
Headwaters, Inc. * (a)                                 6,419       166,445
KFx, Inc. * (a)                                        8,640        65,837
New Jersey Resources Corp.                             5,394       224,282
Southwestern Energy Company *                          7,389       211,843
                                                                ----------
                                                                 1,277,867

FINANCIAL SERVICES - 2.45%
Accredited Home Lenders Holding Company *              3,274        92,163
Ace Cash Express, Inc. *                               1,925        49,453
Actrade Financial Technologies, Ltd. * (a)               722           917
Advanta Corp., Class B                                 4,826       110,612
Affiliated Managers Group, Inc. (a)                    4,605       231,954
Asta Funding Inc.                                      3,007        52,322
BKF Capital Group, Inc.                                2,317        67,309
Charter Municipal Mortgage Acceptance
   Company, SBI                                        8,553       168,152
City Holding Company                                   3,651       115,299
Commercial Capital Bancorp, Inc. (a)                   7,430       129,059
Danielson Holding, Corp. *                             5,455        37,694
Delphi Financial Group, Inc.                           5,092       226,594
Downey Financial Corp.                                 3,747       199,528
Encore Capital Group, Inc. *                           2,861        37,794
Federal Agricultural Mortgage Corp.,
   Class C * (a)                                       2,658        63,606
Financial Federal Corp. *                              3,716       131,026
Gabelli Asset Management, Inc., Class A (a)            1,515        64,388
Harbor Florida Bancshares, Inc.                        4,664       128,307
Interactive Data Corp. *                               7,087       123,456
International Bancshares Corp.                         2,146        87,020
Inveresk Research Group Inc. *                         6,254       192,873
Investment Technology Group, Inc. *                    8,038       102,806
Investors Real Estate Trust, SBI (a)                  12,082       125,411
Ipayment, Inc. *                                       2,161        88,601

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
ITLA Capital Corp. *                                   1,835    $   74,446
Keystone Property Trust Corp., REIT (a)                4,887       117,435
Knight Trading Group, Inc. *                          22,694       227,394
LaBranche & Company, Inc.                             10,459        88,065
Metris Companies, Inc. *                               6,018        52,296
National Financial Partners Corp.                      6,592       232,500
NBT Bancorp, Inc.                                      7,103       158,681
New Century Financial Corp. (a)                        5,815       272,258
Ocwen Financial Corp. *                                8,136        97,957
Piper Jaffray Companies, Inc. *                        3,955       178,885
Portfolio Recovery Associates, Inc. * (a)              2,641        72,812
Saxon Capital, Inc. *                                  5,654       129,081
Seacoast Financial Services Corp.                      5,569       192,687
Stifel Financial Corp. *                               2,084        56,685
Triad Guaranty, Inc. *                                 1,754       102,083
UMB Financial Corp.                                    3,483       179,792
United Community Financial Corp. (a)                   7,227        93,951
World Acceptance Corp. * (a)                           3,452        63,275
WSFS Financial Corp.                                   1,832        89,163
                                                                ----------
                                                                 5,105,790

FOOD & BEVERAGES - 1.33%
American Italian Pasta Company, Class A (a)            3,070        93,574
Bob Evans Farms, Inc.                                  7,518       205,843
Cal-Maine Foods, Inc.                                  3,319        46,466
Chiquita Brands International, Inc. *                  8,223       172,025
Corn Products International, Inc.                      6,976       324,733
Fisher Communications, Inc. *                          1,655        83,296
Flowers Foods, Inc.                                    7,448       194,765
Hain Celestial Group, Inc. *                           6,010       108,781
Hansen Natural Corp. *                                 1,496        37,894
Interstate Bakeries Corp.                              9,568       103,813
J & J Snack Foods Corp. *                              1,592        65,001
John B. Sanfilippo & Son, Inc. * (a)                   1,260        33,667
Lance, Inc.                                            6,932       106,753
MGP Ingredients, Inc.                                    903        34,937
Peets Coffee & Tea, Inc. * (a)                         3,539        88,440
Performance Food Group Company *                       8,951       237,560
Ralcorp Holdings, Inc. *                               6,167       217,078
Robert Mondavi Corp., Class A *                        2,116        78,334
Sanderson Farms, Inc. (a)                              1,699        91,100
Sensient Technologies Corp. (a)                        9,284       199,420
The J.M. Smucker Company                               1,640        75,293
The Steak & Shake Company *                            5,951       108,427
Usana Health Sciences (a)                              1,864        57,933
                                                                ----------
                                                                 2,765,133

FOREST PRODUCTS - 0.10%
Caraustar Industries, Inc. *                           7,132       100,632
Deltic Timber Corp.                                    2,839       109,018
                                                                ----------
                                                                   209,650

FUNERAL SERVICES - 0.13%
Alderwoods Group, Inc. *                               8,142        99,332
Stewart Enterprises, Inc., Class A *                  20,697       168,474
                                                                ----------
                                                                   267,806

FURNITURE & FIXTURES - 0.42%
American Woodmark Corp.                                1,260        75,411
Ethan Allen Interiors, Inc.                            6,195       222,462
Furniture Brands International, Inc.                   9,731       243,762
Kimball International, Inc., Class B                   5,428        80,063
La-Z-Boy, Inc.                                        10,019       180,142
Stanley Furniture Company, Inc.                        1,904        80,177
                                                                ----------
                                                                   882,017

GAS & PIPELINE UTILITIES - 1.28%
Aquila, Inc. *                                        38,486       137,010
Atmos Energy Corp. (a)                                 9,837       251,827
Global Industries, Ltd. *                             15,859        90,713
Middlesex Water Company (a)                            5,380       104,264
Nicor, Inc.                                            7,839       266,291
Northwest Natural Gas Company                          5,998       182,939
Peoples Energy Corp.                                   6,685       281,773
Piedmont Natural Gas, Inc.                             7,177       306,458
South Jersey Industries, Inc.                          3,436       151,184
Southern Union Company                                11,326       238,752
Southwest Gas Corp.                                    7,552       182,230
Southwest Water Company (a)                            6,357        79,590
The Laclede Group, Inc.                                5,020       137,598
WGL Holdings, Inc.                                     9,264       266,062
                                                                ----------
                                                                 2,676,691

GOLD - 0.02%
Royal Gold, Inc. (a)                                   3,570        50,587

HEALTHCARE PRODUCTS - 2.67%
Advanced Medical Optics, Inc. *                        5,502       234,220
Advanced Neuromodulation Systems, Inc.                 3,837       125,854
Align Technology, Inc. * (a)                           9,314       176,966
American Medical Systems Holdings, Inc. *              4,409       148,583
Arthrocare Corp. * (a)                                 4,543       132,110
Aspect Medical Systems, Inc. *                         3,173        58,605
Biolase Technology, Inc. * (a)                         3,990        53,705
Biosite, Inc. * (a)                                    2,191        98,420
Cardia Science Inc. *                                 20,381        49,933
Coherent, Inc. *                                       6,179       184,443
Conceptus, Inc. * (a)                                  3,891        43,774
CTI Molecular Imaging, Inc. * (a)                      5,158        73,140
Cyberonics, Inc. * (a)                                 3,478       116,026
Cypress Biosciences, Inc. *                            6,001        82,394
Diagnostic Products Corp.                              4,266       187,448
DJ Orthopedics, Inc. *                                 3,682        84,686
Encore Medical Corp. *                                 7,358        46,355
Endocardial Solutions, Inc. *                          5,244        54,275
EPIX Medical, Inc. * (a)                               4,612        97,313
Haemonetics Corp. *                                    4,123       122,247
Hanger Orthopedic Group, Inc. * (a)                    4,354        51,029
Hologic, Inc. * (a)                                    4,290        99,743

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
ICU Medical, Inc. * (a)                                2,383    $   79,902
Inverness Medical Innovations, Inc. * (a)              2,762        60,488
Isolagen, Inc. *                                       4,813        49,478
Kensey Nash Corp. *                                    2,387        82,352
Kyphon, Inc. * (a)                                     4,699       132,418
LCA-Vision, Inc. *                                     2,182        63,562
LifeCell Corp. *                                       6,203        70,032
Lifeline Systems, Inc.                                 3,337        78,953
Merit Medical Systems, Inc.                            4,638        73,883
Owens & Minor, Inc.                                    7,660       198,394
Polymedica Corp. (a)                                   5,175       160,632
Priority Healthcare Corp., Class B *                   5,714       131,136
PSS World Medical, Inc. *                             14,254       159,645
SonoSite, Inc. * (a)                                   3,251        77,731
STERIS Corp. *                                        13,378       301,808
Sybron Dental Specialties, Inc. *                      7,249       216,383
The Medicines Company *                                8,659       264,186
Thermogenesis Corp. *                                 10,727        50,739
Thoratec Corp. * (a)                                  10,049       107,826
Tripath Imaging, Inc. * (a)                            7,080        66,623
Urologix, Inc. *                                       3,288        50,767
Ventana Medical Systems, Inc. *                        2,676       127,190
Viasys Healthcare, Inc. *                              6,275       131,210
VISX, Inc. *                                           9,416       251,596
Wright Medical Group, Inc. *                           5,273       187,719
Zoll Medical Corp. *                                   1,913        67,108
                                                                ----------
                                                                 5,563,030

HEALTHCARE SERVICES - 1.71%
Amedisys, Inc. *                                       2,304        76,124
America Service Group, Inc. *                          1,770        61,508
American Healthways, Inc. (a)                          5,470       145,611
AMERIGROUP Corp. *                                     4,873       239,752
Apria Healthcare Group, Inc. *                         9,527       273,425
Cerner Corp. * (a)                                     5,797       258,430
CorVel Corp. *                                         1,581        44,821
Cross Country Healthcare Inc. * (a)                    5,268        95,614
Eclipsys Corp. * (a)                                   7,239       110,467
First Health Group Corp. *                            17,702       276,328
Genesis Healthcare Corp. *                             3,985       115,724
Hooper Holmes, Inc.                                   12,112        69,523
Kindred Healthcare, Inc. (a)                           4,874       128,430
LabOne, Inc. *                                         3,585       113,931
Magellan Health Services, Inc. *                       5,319       177,921
National Healthcare Corp. (a)                          1,585        44,396
NeighborCare, Inc.                                     7,297       228,615
Odyssey Healthcare, Inc. (a)                           7,595       142,938
Pediatrix Medical Group, Inc. *                        4,594       320,891
Per-Se Technologies, Inc. * (a)                        5,704        82,936
Sierra Health Services, Inc. *                         4,303       192,344
The Advisory Board Company *                           3,611       128,552
United Surgical Partners International, Inc. *         5,565       219,651
Vistacare, Inc. * (a)                                  1,415        26,248
                                                                ----------
                                                                 3,574,180

HOMEBUILDERS - 0.39%
Beazer Homes USA, Inc. (a)                             2,626       263,414
Champion Enterprises, Inc. *                          13,918       127,767
Lyon William Homes * (a)                                 868        79,986
Meritage Corp. * (a)                                   2,111       145,237
Schottenstein Homes, Inc. (a)                          2,578       104,667
Walter Industries, Inc. (a)                            6,333        86,256
                                                                ----------
                                                                   807,327

HOTELS & RESTAURANTS - 1.95%
Ameristar Casinos, Inc.                                2,377        79,820
Argosy Gaming Corp. *                                  4,539       170,666
Aztar Corp. *                                          6,804       190,512
Boca Resorts, Inc., Class A *                          5,633       111,646
Boyd Gaming Corp.                                      6,394       169,889
California Pizza Kitchen, Inc. *                       4,663        89,343
CBRL Group, Inc.                                       9,321       287,553
CEC Entertainment, Inc.                                7,195       212,324
CKE Restaurants, Inc. *                                9,781       130,381
Dave & Buster's, Inc. *                                2,821        53,007
IHOP Corp. (a)                                         4,288       153,339
Jack In the Box, Inc. *                                7,045       209,237
Krispy Kreme Doughnuts, Inc. *                        10,591       202,182
La Quinta Corp. *                                     36,453       306,205
Landry's Restaurants, Inc.                             3,965       118,514
Lone Star Steakhouse & Saloon, Inc.                    3,451        93,833
Magna Entertainment Corp., Class A * (a)               9,666        57,029
Marcus Corp.                                           4,422        76,280
MTR Gaming Group, Inc. *                               5,409        59,229
O'Charley's, Inc. *                                    5,512        94,751
P.F. Chang's China Bistro, Inc. * (a)                  5,163       212,457
Panera Bread Company, Class A * (a)                    5,213       187,042
Papa Johns International, Inc. * (a)                   2,463        72,757
RARE Hospitality International, Inc.                   7,018       174,748
Red Robin Gourmet Burgers, Inc. *                      1,995        54,603
Ryan's Restaurant Group, Inc. *                        9,323       147,303
Sonic Corp.                                           12,076       274,729
Triarc Companies, Inc. (a)                             7,418        75,441
                                                                ----------
                                                                 4,064,820

HOUSEHOLD APPLIANCES - 0.39%
Applica, Inc. *                                        4,669        41,554
Bassett Furniture Industries, Inc.                     2,912        63,365
Consolidated Tomoka Land Company (a)                   1,839        69,441
Drew Industries, Inc. *                                1,499        61,009
Jacuzzi Brands, Inc. *                                15,656       126,187
Libbey, Inc.                                           3,989       110,735
The Toro Company                                       4,918       344,604
                                                                ----------
                                                                   816,895

HOUSEHOLD PRODUCTS - 0.49%
Blyth Industries, Inc.                                 6,151       212,148

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

HOUSEHOLD PRODUCTS (CONTINUED)
Central Garden & Pet Company *                         3,602    $  128,844
Department 56, Inc. *                                  3,563        54,870
Select Comfort Corp. *                                 7,152       203,117
Topps, Inc.                                            9,812        95,176
Tupperware Corp.                                      10,870       211,204
WD-40 Company (a)                                      3,905       116,916
                                                                ----------
                                                                 1,022,275

INDUSTRIAL MACHINERY - 1.77%
Actuant Corp., Class A (a)                             4,846       188,946
Albany International Corp., Class A                    4,920       165,115
Cascade Corp.                                          2,639        82,469
Ceradyne Inc. California (a)                           2,611        93,396
Circor International, Inc.                             4,032        82,213
Cognex Corp.                                           7,724       297,220
Dionex Corp. *                                         3,507       193,481
Energy Conversion Devices, Inc. * (a)                  4,480        50,445
EnPro Industries, Inc. *                               4,353       100,032
Flowserve Corp. *                                      9,679       241,394
Gardner Denver, Inc. *                                 4,173       116,427
IDEX Corp.                                             9,380       322,203
Kadant, Inc. *                                         3,732        86,321
Kennametal, Inc.                                       6,756       309,425
Lindsay Manufacturing Company                          3,057        73,429
Manitowoc, Inc.                                        5,386       182,316
Middleby Corp.                                           957        52,271
Milacron, Inc. *                                       8,588        34,352
NACCO Industries, Inc., Class A                        1,000        95,000
Presstek, Inc. * (a)                                   6,595        69,313
Rofin Sinar Technologies, Inc. *                       3,246        82,416
Stewart & Stevenson Services, Inc.                     6,453       115,638
Tecumseh Products Company, Class A                     3,480       143,341
Tredegar Industries, Inc.                              6,786       109,458
UNOVA, Inc. *                                          9,517       192,719
Valmont Industries, Inc.                               3,486        79,829
Watts Industries, Inc., Class A                        4,736       127,635
                                                                ----------
                                                                 3,686,804

INDUSTRIALS - 0.16%
Brookfield Homes Corp.                                 3,413        89,386
GrafTech International, Ltd. *                        19,260       201,460
Intevac, Inc. *                                        4,569        40,527
                                                                ----------
                                                                   331,373

INSURANCE - 2.36%
Alfa Corp.                                             7,475       104,650
American Medical Security Group, Inc. *                2,647        72,131
American Physicians Capital, Inc. *                    2,367        54,796
Amerus Group Company (a)                               7,987       330,662
Argonaut Group, Inc. *                                 5,382        99,190
Baldwin & Lyons, Inc., Class B                         2,100        56,364
Bristol West Holdings, Inc.                            3,489        63,465
CenturyBusiness Services, Inc. *                      16,180        70,545
Ceres Group, Inc. *                                    7,803        47,910
Citizens, Inc. Class A (a)                             9,342        76,604
Commerce Group, Inc.                                   4,851       239,494
Direct General Corp.                                   3,274       105,619
FPIC Insurance Group, Inc. *                           2,072        51,158
Hilb, Rogal and Hamilton Company                       6,465       230,671
Horace Mann Educators Corp.                            8,446       147,636
Infinity Property & Casualty Corp.                     4,265       140,745
LandAmerica Financial Group, Inc.                      3,846       149,725
Liberty Corp.                                          2,988       140,287
Mony Group, Inc.                                       9,361       292,999
National Western Life Insurance Company,
   Class A *                                             641        98,426
Navigators Group, Inc. *                               2,277        65,783
Ohio Casualty Corp. *                                 11,773       236,990
Philadelphia Consolidated Holding Corp. *              3,612       216,973
Phoenix Companies, Inc. (a)                           19,619       240,333
PMA Capital Corp., Class A                             6,503        58,527
Presidential Life Corp.                                4,750        85,595
ProAssurance Corp. * (a)                               4,998       170,482
RLI Corp.                                              4,677       170,710
Selective Insurance Group, Inc.                        5,766       229,948
State Auto Financial Corp.                             2,878        88,412
Stewart Information Services Corp.                     3,520       118,870
UICI *                                                 8,016       190,861
United Fire & Casualty Company                         1,893       109,321
United States I Holdings Corp. * (a)                   7,401       116,936
Universal American Financial Corp. *                   7,170        78,727
Vesta Insurance Group, Inc.                            8,658        56,017
Zenith National Insurance Corp. (a)                    2,409       117,077
                                                                ----------
                                                                 4,924,639

INTERNATIONAL OIL - 0.04%
Cheniere Energy, Inc. *                                3,989        78,065

INTERNET CONTENT - 0.70%
Alloy, Inc. * (a)                                      8,184        50,332
Autobytel, Inc. *                                      9,297        84,417
CMGI, Inc. *                                          77,075       150,296
CNET Networks, Inc. * (a)                             24,871       275,322
Digitas, Inc. *                                       10,677       117,767
Harris Interactive, Inc. *                            12,061        81,050
InfoSpace, Inc. * (a)                                  6,191       235,506
Internet Cap Group, Inc. *                             8,103        62,717
iVillage, Inc. *                                       5,815        36,925
Jupitermedia Corp. *                                   3,459        48,979
Looksmart, Ltd. *                                     16,968        36,821
ProQuest Company * (a)                                 4,972       135,487
Safeguard Scientifics, Inc. *                         24,848        57,150
Sohu.com, Inc. * (a)                                   4,545        90,355
                                                                ----------
                                                                 1,463,124

INTERNET RETAIL - 0.31%
1-800-Flowers.com, Inc. *                              6,542        53,252
Drugstore.com, Inc. * (a)                             12,497        43,614
FreeMarkets, Inc. *                                    8,063        52,571
Navarre Corp. *                                        4,358        62,712

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

INTERNET RETAIL (CONTINUED)
NetIQ Corp. *                                         11,093    $  146,428
Overstock.com Inc. * (a)                               2,317        90,548
Priceline.com, Inc. * (a)                              4,262       114,776
Redback Networks, Inc. *                               6,813        43,671
Stamps.com, Inc.                                       4,557        46,436
                                                                ----------
                                                                   654,008

INTERNET SERVICE PROVIDER - 0.41%
Blue Coat Systems, Inc. *                              1,841        61,655
C-COR.net Corp. *                                      8,672        89,235
Earthlink, Inc. *                                     26,931       278,736
eSPEED, Inc., Class A *                                4,884        86,203
HomeStore.com, Inc. *                                 18,464        73,671
Net2Phone, Inc. * (a)                                  6,525        29,558
TriZetto Group, Inc. *                                 7,216        48,347
United Online, Inc. (a)                               10,288       181,172
                                                                ----------
                                                                   848,577

INTERNET SOFTWARE - 1.53%
Agile Software Corp. *                                11,771       102,996
Ariba, Inc. * (a)                                     56,254       111,383
Chordiant Software, Inc. *                            15,221        69,408
Cybersource Corp. *                                    5,951        49,750
Digital River, Inc. *                                  5,622       183,446
E.piphany, Inc. *                                     11,830        57,139
eResearch Technology, Inc. (a)                         8,367       234,276
F5 Networks, Inc. * (a)                                6,739       178,449
Internet Security Systems, Inc. *                      7,811       119,821
Interwoven, Inc.                                       8,443        85,274
Keynote Systems, Inc. * (a)                            3,828        52,635
Lionbridge Technologies, Inc. * (a)                    9,733        74,457
Marimba, Inc. *                                        4,773        38,804
MatrixOne, Inc. * (a)                                  9,715        67,131
Netegrity, Inc. * (a)                                  8,078        68,340
NIC, Inc. * (a)                                        6,456        46,289
Openwave Systems, Inc. (a)                            13,149       166,992
PC-Tel, Inc. * (a)                                     4,636        54,705
Portal Software, Inc. (a)                              6,225        22,597
RealNetworks, Inc. *                                  22,110       151,232
Retek, Inc. *                                         11,466        70,401
RSA Security, Inc. * (a)                              12,081       247,298
S1 Corp. *                                            13,321       132,411
Safenet Inc. * (a)                                     4,856       134,414
Sapient Corp. *                                       16,006        96,196
Stellent, Inc. *                                       4,451        38,012
Supportsoft Inc. *                                     8,692        75,447
Tumbleweed Communications Corp. *                     10,342        44,057
Verity, Inc. *                                         4,482        60,552
Verso Technologies, Inc. * (a)                        24,564        42,987
Vignette Corp. *                                      42,253        70,140
Vitria Technology, Inc. *                              4,514        13,862
Watchguard Technologies, Inc. *                        6,999        50,533
WebEx Communications, Inc. * (a)                       4,978       108,321
WebMethods, Inc. *                                     9,722        83,318
                                                                ----------
                                                                 3,203,073

INVESTMENT COMPANIES - 0.25%
Apollo Investment Corp. *                             12,317       169,605
Capital Southwest Corp. *                                914        72,233
CRT Pptys Inc. *                                       6,025       139,298
Harris & Harris Group Inc. *                           2,823        34,525
MCG Capital Corp. (a)                                  6,986       107,445
                                                                ----------
                                                                   523,106

LEISURE TIME - 1.71%
4Kids Entertainment, Inc. * (a)                        2,632        62,957
Action Performance Companies, Inc. (a)                 3,341        50,349
Alliance Gaming Corp. *                               10,279       176,388
AMC Entertainment, Inc. *                              6,796       104,454
Arctic Cat, Inc.                                       3,308        91,069
Callaway Golf Company                                 13,465       152,693
Carmike Cinemas, Inc.                                  1,831        72,233
Churchill Downs, Inc.                                  2,192        89,214
Escalade, Inc.                                         2,364        54,632
Gaylord Entertainment Company *                        6,036       189,470
Handleman Company                                      5,087       117,815
Hollywood Entertainment Corp. *                        9,568       127,828
Isle of Capri Casinos, Inc. * (a)                      3,328        58,074
K2, Inc. *                                             6,054        95,048
Movie Gallery, Inc. (a)                                5,241       102,462
Multimedia Games, Inc. (a)                             4,972       133,349
Penn National Gaming, Inc. *                           6,367       211,384
Pinnacle Entertainment, Inc. *                         5,878        74,122
Rc2 Corp. *                                            2,967       105,328
Scientific Games Corp., Class A *                     11,418       218,541
SCP Pool Corp.                                         7,006       315,270
Shuffle Master, Inc. (a)                               4,546       165,065
Six Flags, Inc. *                                     19,297       140,096
Speedway Motorsports, Inc.                             2,972        99,384
Steinway Musical Instruments, Inc. *                   1,801        63,197
Sturm Ruger & Company, Inc.                            5,514        66,775
Sunterra Corp. *                                       4,315        54,369
The Nautilus Group, Inc. (a)                           5,876       114,641
Vail Resorts, Inc. *                                   4,108        78,709
West Marine, Inc. * (a)                                2,582        69,327
WMS Industries, Inc. * (a)                             3,757       111,959
                                                                ----------
                                                                 3,566,202

LIFE SCIENCES - 0.11%
Incyte Corp. * (a)                                    14,938       114,126
Symyx Technologies, Inc. *                             4,879       117,682
                                                                ----------
                                                                   231,808

LIQUOR - 0.04%
Central European Distribution Corp. (a)                3,041        78,792

MANUFACTURING - 1.05%
Acuity Brands, Inc.                                    8,638       233,226
AptarGroup, Inc.                                       6,781       296,262

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

MANUFACTURING (CONTINUED)
Barnes Group, Inc.                                     3,244    $   94,011
Esco Technologies, Inc. *                              2,485       132,599
Hexcel Corp. *                                         5,690        65,890
Kaydon Corp.                                           5,455       168,723
Lancaster Colony Corp.                                 5,490       228,604
Mine Safety Appliances Company                         4,039       136,114
Nordson Corp.                                          5,314       230,468
Raven Industries, Inc. (a)                             1,848        65,659
Shaw Group, Inc. * (a)                                12,483       126,453
Thomas Industries, Inc.                                3,058       101,526
York International Corp.                               7,580       311,311
                                                                ----------
                                                                 2,190,846

MEDICAL-HOSPITALS - 0.87%
AmSurg Corp. (a)                                       6,426       161,485
Centene Corp. (a)                                      3,678       141,787
Cepheid, Inc. * (a)                                    9,463       109,203
Laserscope * (a)                                       3,602        99,235
Lifepoint Hospitals, Inc. *                            7,141       265,788
Microtek Med Holdings, Inc. *                         10,610        54,323
Microvision, Inc. *                                    4,914        41,278
Orthovita, Inc. *                                     10,745        55,229
Palatin Technologies, Inc. *                          11,736        49,408
Palomar Medical Technologies, Inc. *                   2,838        47,650
Possis Medical, Inc. * (a)                             3,352       114,471
Province Healthcare Company *                          9,452       162,102
Psychiatric Solutions, Inc. *                          2,177        54,273
Rehabcare Group, Inc. *                                3,351        89,237
Select Medical Corp.                                  17,799       238,863
Sunrise Senior Living, Inc. * (a)                      3,117       121,999
                                                                ----------
                                                                 1,806,331

METAL & METAL PRODUCTS - 0.74%
Commercial Metals Company                              5,418       175,814
Crown Holdings, Inc. *                                31,906       318,103
Matthews International Corp., Class A                  6,720       221,357
Metal Management, Inc.                                 3,586        71,039
Metals USA, Inc. *                                     4,304        76,955
Mueller Industry, Inc.                                 6,693       239,609
NN, Inc.                                               5,953        75,663
Quanex Corp.                                           3,091       150,532
Reliance Steel & Aluminum Company                      5,116       206,277
                                                                ----------
                                                                 1,535,349

MINING - 0.98%
AMCOL International Corp.                              4,000        75,800
Brush Wellman, Inc. *                                  4,162        78,662
Cleveland-Cliffs, Inc. * (a)                           2,270       128,005
Coeur d'Alene Mines Corp. * (a)                       42,592       173,775
Compass Minerals International, Inc.                   3,032        58,760
Hecla Mining Company * (a)                            20,577       117,289
Joy Global, Inc.                                       9,825       294,160
Lincoln Electric Holding, Inc.                         6,429       219,165
Oregon Steel Mills, Inc. *                             5,380        79,301
Penn Virginia Corp.                                    3,663       132,271
RTI International Metals, Inc. *                       4,448        70,946
Stillwater Mining Company * (a)                        9,160       137,492
Terex Corp. *                                          9,603       327,750
USEC, Inc.                                            17,266       151,423
                                                                ----------
                                                                 2,044,799

MOBILE HOMES - 0.23%
Coachmen Industries, Inc.                              4,500        71,955
Fleetwood Enterprises, Inc. * (a)                     10,448       152,019
Skyline Corp.                                          1,643        66,788
Winnebago Industries, Inc. (a)                         5,215       194,415
                                                                ----------
                                                                   485,177

NEWSPAPERS - 0.08%
Journal Register Company *                             8,446       168,920

OFFICE FURNISHINGS & SUPPLIES - 0.25%
Global Imaging Systems, Inc. *                         4,430       162,404
Imagistics International, Inc. *                       3,202       113,351
United Stationers, Inc. *                              6,234       247,614
                                                                ----------
                                                                   523,369

PAPER - 0.38%
Buckeye Technologies, Inc. *                           5,923        68,114
Chesapeake Corp.                                       4,066       108,481
P.H. Glatfelter Company                                6,359        89,535
Pope & Talbot, Inc.                                    3,501        69,215
Potlatch Corp.                                         5,235       217,985
Rock-Tenn Company, Class A                             6,508       110,311
Wausau-Mosinee Paper Corp.                             7,751       134,092
                                                                ----------
                                                                   797,733

PETROLEUM SERVICES - 1.13%
Atwood Oceanics, Inc. *                                2,294        95,775
Cal Dive International, Inc. *                         7,357       223,064
Grey Wolf, Inc. *                                     39,347       166,831
Gulfmark Offshore, Inc. * (a)                          5,086        80,257
Input/Output, Inc. * (a)                               9,200        76,268
Key Energy Services, Inc. *                           25,067       236,632
Lone Star Technologies, Inc. * (a)                     5,391       148,576
Newpark Resources, Inc. *                             15,631        96,912
Oceaneering International, Inc. *                      4,646       159,126
Petroleum Development Corp. *                          3,363        92,213
SEACOR SMIT, Inc. *                                    3,705       162,761
Superior Energy Services, Inc. *                      10,430       104,821
Tesoro Petroleum Corp. *                              12,797       352,620
Universal Compression Holdings, Inc. *                 3,814       117,014
Veritas DGC, Inc. * (a)                                6,471       149,804
W-H Energy Services, Inc. *                            5,103       100,019
                                                                ----------
                                                                 2,362,693

PHARMACEUTICALS - 2.04%
aaiPharma, Inc. * (a)                                  2,827        15,322
Abgenix, Inc. *                                       15,709       184,109
Able Laboratories, Inc. * (a)                          3,362        69,123
Adolor Corp. *                                         7,844        99,462
Alexion Pharmaceuticals, Inc. * (a)                    4,120        76,632

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
                                                    ---------   ----------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Alkermes, Inc. * (a)                                  17,402    $  236,667
Array BioPharma, Inc. *                                5,210        41,419
Atherogenics, Inc. * (a)                               7,659       145,751
Bentley Pharmaceuticals, Inc. * (a)                    3,208        44,078
CIMA Laboratories, Inc. * (a)                          3,124       105,373
Connetics Corp. * (a)                                  5,866       118,493
Cubist Pharmaceuticals, Inc. * (a)                     8,169        90,676
Encysive Pharmaceuticals, Inc. *                      10,803        91,826
First Horizon Pharmaceutical Corp. * (a)               4,270        80,703
Guilford Pharmaceuticals, Inc. * (a)                   9,334        44,337
Indevus Pharmaceuticals, Inc. * (a)                    8,312        51,119
Inkine Pharmaceutical, Inc. *                         11,076        42,864
Inspire Pharmaceuticals, Inc. *                        5,914        98,882
Isis Pharmaceuticals, Inc. * (a)                       9,532        54,714
Ligand Pharmaceuticals, Inc., Class B * (a)           14,271       248,030
Noven Pharmaceuticals, Inc. *                          5,116       112,654
NPS Pharmaceuticals, Inc. * (a)                        7,457       156,597
Nuvelo, Inc. (a)                                       6,011        57,826
Onyx Pharmaceuticals, Inc. * (a)                       7,121       301,646
Oscient Pharmaceuticals Corp. *                       12,289        62,797
Pain Therapeutics, Inc. * (a)                          5,374        43,314
Par Pharmaceutical Companies, Inc. *                   6,631       233,478
Penwest Pharmaceuticals Company * (a)                  3,594        46,039
Peregrine Pharmaceuticals, Inc. * (a)                 25,571        37,589
Pharmacyclics, Inc. *                                  4,425        45,002
Pharmion Corp. *                                       2,412       117,995
Pozen, Inc. * (a)                                      4,882        33,393
Regeneron Pharmaceuticals, Inc. * (a)                  7,129        75,068
Salix Pharmaceuticals, Ltd. *                          4,778       157,435
SciClone Pharmaceuticals, Inc. * (a)                   9,662        49,373
Supergen, Inc. * (a)                                   9,805        63,242
United Therapeutics Corp. * (a)                        3,754        96,290
Valeant Pharmaceuticals International                 16,206       324,120
Vertex Pharmaceuticals, Inc. * (a)                    16,016       173,613
Vicuron Phamaceuticals, Inc. *                         9,718       122,058
                                                                ----------
                                                                 4,249,109

PHOTOGRAPHY - 0.01%
Concord Camera Corp. *                                 5,640        18,612

PLASTICS - 0.06%
Spartech Corp.                                         5,170       134,110

POLLUTION CONTROL - 0.11%
CUNO, Inc. *                                           3,348       178,616
Duratek, Inc. *                                        2,935        44,348
                                                                ----------
                                                                   222,964

PUBLISHING - 0.64%
American Greetings Corp., Class A *                   11,699       271,183
Consolidated Graphics, Inc. *                          2,411       106,204
Courier Corp.                                          2,086        87,070
Hollinger International, Inc., Class A (a)            10,958       183,985
Playboy Enterprises, Inc., Class B *                   5,170        60,024
PRIMEDIA, Inc. *                                      30,981        86,127
Readers Digest Association, Inc., Class A             18,782       300,324
Scholastic Corp. *                                     5,729       171,584
Thomas Nelson, Inc.                                    2,726        61,989
                                                                ----------
                                                                 1,328,490

RAILROADS & EQUIPMENT - 0.41%
Florida East Coast Indiana, Inc. (a)                   4,268       164,958
GATX Corp.                                             9,360       254,592
Genesee & Wyoming, Inc., Class A                       3,928        93,093
Kansas City Southern * (a)                            12,672       196,416
Wabtec Corp.                                           7,992       144,176
                                                                ----------
                                                                   853,235

REAL ESTATE - 6.02%
Acadia Realty Trust, REIT                              7,197        98,887
Affordable Residential Communities, REITS              5,277        87,598
Alexander's, Inc., REIT * (a)                            456        76,489
Alexandria Real Estate Equities, Inc.                  4,044       229,618
American Financial Realty Trust, REIT                 20,724       296,146
American Home Mortgage Investment Corp., REIT (a)      6,755       175,157
Amli Residential Properties Trust, REIT                5,177       151,893
Anthracite Capital, Inc., REIT                        10,628       127,323
Anworth Mortgage Asset Corp., REIT                     7,868        93,472
Bluegreen Corp. *                                      3,678        50,756
Brandywine Realty Trust, REIT                          7,737       210,369
Capital Automotive, REIT                               6,014       176,391
Capital Lease Funding, Inc., REIT *                    7,888        82,035
CarrAmerica Realty Corp., REIT                        10,041       303,539
Colonial Properties Trust, REIT                        3,827       147,454
Commercial Net Lease Realty, REIT (a)                 10,605       182,406
Cornerstone Realty Income Trust, Inc., REIT (a)       13,167       115,475
Corporate Office Properties Trust, REIT                6,524       162,121
Correctional Properties Trust, REIT                    2,763        80,818
Corrections Corp. of America *                         7,270       287,092
Cousins Properties, Inc.                               7,048       232,232
EastGroup Properties, Inc., REIT                       4,598       154,815
Entertainment Properties Trust, REIT                   4,894       174,912
Equity Inns, Inc., REIT                               11,981       111,303
Equity One, Inc., REIT                                 6,552       118,460
Essex Property Trust Inc., REIT                        4,200       287,070
Felcor Lodging Trust, Inc., REIT *                     9,123       110,388
First Industrial Realty Trust, Inc., REIT (a)          7,411       273,318
Gables Residential Trust, REIT (a)                     5,834       198,239
Glenborough Realty Trust, Inc., REIT                   5,908       108,412
Glimcher Realty Trust (a)                              7,599       168,090
Healthcare Realty Trust Inc., REIT                     8,114       304,113
Heritage Property Investment Trust, REIT               5,410       146,395
Highland Hospitality Corp., REIT                       8,641        86,842
Highwoods Properties, Inc., REIT                       9,925       233,238
Home Properties Inc., REIT                             6,146       239,571
Impac Mortgage Holdings, Inc., REIT                   11,653       262,426
Innkeepers USA Trust, REIT                             8,558        88,233

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

REAL ESTATE (CONTINUED)
Jones Lang Lasalle, Inc. *                                                                      6,652     $    180,269
Kilroy Realty Corp., REIT                                                                       5,618          191,574
Kramont Realty Trust, REIT                                                                      7,062          112,992
LaSalle Hotel Properties REIT                                                                   5,923          144,521
Lexington Corporate Property Trust, REIT                                                        9,854          196,193
LNR Property Corp.                                                                              3,180          172,515
Luminent Mortgage Capital, Inc., REIT                                                           7,922           95,064
Maguire Properties, Inc.                                                                        6,811          168,708
Manufactured Home Communities, Inc.                                                             4,114          136,544
MeriStar Hospitality Corp., REIT *                                                             17,070          116,759
MFA Mortgage Investments, Inc., REIT                                                           15,108          134,461
Mid-America Apartment Communities, Inc.                                                         3,695          140,004
Mission West Properties, Inc.                                                                   9,672          117,128
National Health Investments, Inc., REIT                                                         4,784          130,077
Nationwide Health Properties, Inc., REIT                                                       12,235          231,242
Newcastle Investment Corp., REIT (a)                                                            6,674          199,886
Novastar Financial, Inc. (a)                                                                    4,403          167,138
Omega Healthcare Investors, REIT                                                               10,282          103,231
Parkway Properties, Inc.                                                                        2,335          103,791
Pennsylvania Real Estate Investment Trust, REIT                                                 6,057          207,452
Post Properties, Inc., REIT                                                                     7,472          217,809
Prentiss Properties Trust, REIT                                                                 8,271          277,244
Price Legacy Corp.                                                                              4,916           90,749
PS Business Parks, Inc., REIT                                                                   3,202          128,848
RAIT Investment Trust, REIT (a)                                                                 4,566          112,552
Realty Income Corp., REIT                                                                       7,501          313,017
Redwood Trust, Inc., REIT (a)                                                                   2,779          154,735
Saul Centers, Inc.                                                                              3,064           98,385
Senior Housing Properties Trust, REIT                                                          10,383          174,331
Sovran Self Storage, Inc.                                                                       3,400          129,812
Summit Properties, Inc., REIT                                                                   6,237          159,917
Sun Communities, Inc., REIT                                                                     3,294          124,019
Tanger Factory Outlet Centers, Inc., REIT                                                       3,172          124,025
Taubman Centers, Inc., REIT                                                                    10,031          229,610
Town & Country Trust SBI (a)                                                                    4,074          102,828
Trammell Crow Company *                                                                         6,899           97,276
United States Restaurant Properties, Inc. (a)                                                   5,770           87,646
Universal Health Realty Income Trust                                                            4,049          116,206
Urstadt Biddle Properties, Inc. (a)                                                             6,338           93,866
Washington REIT                                                                                 8,293          243,648
                                                                                                          ------------
                                                                                                            12,559,168

RETAIL GROCERY - 0.41%
Ingles Markets, Inc.                                                                            5,785           64,619
Nash-Finch Company (a)                                                                          3,586           89,758
Pathmark Stores, Inc. *                                                                         7,262           55,336
Ruddick Corp.                                                                                   6,867          154,164
Smart & Final, Inc. *                                                                           2,987           35,904
United Natural Foods, Inc.                                                                      8,166          236,079
Wild Oats Markets, Inc. *                                                                       6,862           96,548
Winn-Dixie Stores, Inc.                                                                        15,706          113,083
                                                                                                          ------------
                                                                                                               845,491

RETAIL TRADE - 3.52%
99 Cents Only Stores *                                                                          9,218          140,575
A.C. Moore Arts & Crafts, Inc. * (a)                                                            2,869           78,926
Aaron Rents, Inc., Class B                                                                      4,928          163,314
Aeropostale, Inc.                                                                              10,810          290,897
Big 5 Sporting Goods Corp. *                                                                    4,223          110,600
Blair Corp.                                                                                     2,851           82,394
Bombay Company, Inc. * (a)                                                                      7,358           45,105
Brookstone, Inc.                                                                                4,249           85,192
Building Materials Holding Corp.                                                                4,641           87,854
Burlington Coat Factory Warehouse Corp.                                                         4,262           82,257
Casey's General Stores, Inc.                                                                   10,522          192,553
Cash America International, Inc.                                                                5,826          133,998
Casual Male Retail Group, Inc. * (a)                                                            7,013           51,195
Cato Corp., Class A                                                                             4,748          106,593
Charlotte Russe Holding, Inc. *                                                                 2,738           58,538
Charming Shoppes, Inc. *                                                                       22,249          198,684
Childrens Place Retail Stores, Inc. * (a)                                                       2,677           62,963
Christopher & Banks Corp.                                                                       7,413          131,284
Coldwater Creek, Inc. *                                                                         3,268           86,504
Cole National Corp., Class A * (a)                                                              2,633           61,481
Cost Plus, Inc. *                                                                               4,495          145,863
Dicks Sporting Goods, Inc. (a)                                                                  5,572          185,826
Electronics Boutique Holdings Corp. * (a)                                                       2,869           75,569
Finish Line, Inc.                                                                               3,733          112,625
First Cash Financial Services                                                                   2,713           57,733
Fred's, Inc., Class A (a)                                                                       8,094          178,796
Friedmans, Inc., Class A (a)                                                                    4,877           15,460
Genesco, Inc. *                                                                                 4,548          107,469
Group 1 Automotive, Inc. *                                                                      4,095          135,995
Guitar Center, Inc. *                                                                           4,752          211,321
Hancock Fabrics, Inc.                                                                           5,062           64,541
Haverty Furniture Companies, Inc.                                                               4,648           81,247
Hibbett Sporting Goods, Inc.                                                                    4,740          129,639
Hot Topic, Inc.                                                                                 9,883          202,503
J. Jill Group, Inc. *                                                                           3,929           92,685
Jo Ann Stores, Inc. *                                                                           4,191          123,215
Kenneth Cole Productions, Inc., Class A                                                         1,329           45,545
Linens'n Things, Inc. *                                                                         8,357          244,944
Longs Drug Stores Corp. (a)                                                                     6,250          149,188
Marinemax, Inc. *                                                                               2,536           72,732
Pantry, Inc. *                                                                                  2,687           58,577
Payless ShoeSource, Inc. *                                                                     14,224          212,080
Restoration Hardware, Inc. * (a)                                                                5,100           37,281
School Specialty, Inc. * (a)                                                                    3,954          143,570
Sharper Image Corp. * (a)                                                                       2,665           83,654
Shopko Stores, Inc. * (a)                                                                       6,005           84,911
Sonic Automative, Inc.                                                                          5,655          125,258
Sports Authority, Inc. * (a)                                                                    4,206          150,995
Stein Mart, Inc. *                                                                              5,965           96,991
Steven Madden, Ltd. *                                                                           3,505           69,995
The Dress Barn, Inc. *                                                                          4,712           80,669
The Men's Wearhouse, Inc. *                                                                     6,793          179,267

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

RETAIL TRADE (CONTINUED)
The Yankee Candle, Inc. *                                                                       9,641     $    281,999
Too, Inc. *                                                                                     7,172          119,772
Tractor Supply Company                                                                          6,076          254,098
Transport World Entertainment Corp. *                                                           5,356           53,667
Tuesday Morning Corp. *                                                                         5,088          147,552
United Rentals, Inc. *                                                                          8,244          147,485
ValueVision Media, Inc., Class A *                                                              3,813           49,645
Zale Corp.                                                                                     10,696          291,573
                                                                                                          ------------
                                                                                                             7,352,842

SANITARY SERVICES - 0.29%
Casella Waste Systems, Inc., Class A *                                                          4,534           59,622
Darling International, Inc. *                                                                  15,798           66,352
IMCO Recycling, Inc. *                                                                          3,590           47,460
Insituform Technologies, Inc., Class A * (a)                                                    6,277          102,127
Ionics, Inc. * (a)                                                                              3,573          100,937
Waste Connections, Inc.                                                                         7,703          228,471
                                                                                                          ------------
                                                                                                               604,969

SEMICONDUCTORS - 3.22%
Actel Corp. *                                                                                   4,309           79,717
Advanced Energy Industries, Inc. *                                                              4,710           74,041
American Superconductor Corp. *                                                                 4,993           65,308
Amis Holdings, Inc. *                                                                           6,325          107,019
Asyst Technologies, Inc. *                                                                      9,390           97,093
ATMI, Inc. * (a)                                                                                5,408          147,692
Axcelis Technologies, Inc. *                                                                   20,005          248,862
Bookham Technology PLC, ADR *                                                                  14,439           13,861
ChipPAC, Inc., Class A * (a)                                                                    9,551           59,885
Cirrus Logic, Inc. * (a)                                                                       14,050           84,441
Credence Systems Corp. *                                                                       18,684          257,839
Cymer, Inc. *                                                                                   7,335          274,622
Diodes, Inc.                                                                                    2,247           53,231
DSP Group, Inc. *                                                                               5,748          156,576
Emulex Corp. *                                                                                 15,933          228,001
Entegris, Inc. *                                                                               10,615          122,816
ESS Technology, Inc. *                                                                          6,140           65,759
Exar Corp. *                                                                                    8,236          120,740
FormFactor, Inc. *                                                                              5,724          128,504
Genesis Microchip, Inc. *                                                                       6,303           86,792
Integrated Device Technology, Inc. *                                                           20,426          282,696
Intergrated Electrical Services, Inc. *                                                         7,082           57,010
Kopin Corp. * (a)                                                                              14,105           72,077
Kulicke & Soffa Industries, Inc. * (a)                                                         10,085          110,532
Lattice Semiconductor Corp. *                                                                  23,399          164,027
LTX Corp. *                                                                                    12,363          133,644
Mattson Technology, Inc. *                                                                      8,389          100,836
Micrel, Inc. *                                                                                 13,526          164,341
Microsemi Corp.                                                                                11,854          168,445
MIPS Technologies, Inc., Class A *                                                              9,328           57,087
MKS Instruments, Inc. *                                                                         5,494          125,373
Monolithic System Technology, Inc. *                                                            4,545           34,224
Mykrolis Corp. *                                                                                8,130          141,625
Omnivision Technologies, Inc. (a)                                                               9,744          155,417
ON Semiconductor Corp. *                                                                       24,042          120,691
Pericom Semiconductor Corp. *                                                                   6,396           68,501
Photronics, Inc. *                                                                              6,839          129,531
Pixelworks, Inc. * (a)                                                                          6,950          106,474
PLX Technology, Inc. *                                                                          4,281           73,890
Power Integrations, Inc. *                                                                      5,128          127,687
Rudolph Technologies, Inc. *                                                                    2,414           43,911
Semitool, Inc. *                                                                                3,669           41,533
Sigmatel, Inc. *                                                                                4,967          144,341
Silicon Image, Inc. * (a)                                                                      14,268          187,339
Skyworks Solutions, Inc. *                                                                     30,414          265,514
Tessera Technologies, Inc. *                                                                    4,963           89,433
Triquint Semiconductor, Inc. *                                                                 27,285          148,976
Ultratech, Inc. *                                                                               4,127           67,188
Varian Semiconductor Equipment Associates, Inc. *                                               7,051          271,887
Veeco Instruments, Inc. * (a)                                                                   5,329          137,541
Vitesse Semiconductor Corp. *                                                                  42,355          206,692
Xicor, Inc. *                                                                                   6,865          103,867
Zoran Corp. *                                                                                   8,179          150,085
                                                                                                          ------------
                                                                                                             6,725,214

SOFTWARE - 2.96%
Actuate Corp. *                                                                                12,517           49,442
Advent Software, Inc. *                                                                         4,934           89,157
Allscripts Heathcare Solution, Inc. *                                                           5,358           42,007
Altiris, Inc. * (a)                                                                             4,162          114,913
ANSYS, Inc. *                                                                                   3,047          143,209
Ascential Software Corp. *                                                                     11,998          191,848
AsiaInfo Holdings, Inc. * (a)                                                                   6,344           33,496
Aspen Technology, Inc. * (a)                                                                    7,340           53,288
Authentidate Holding Corp. *                                                                    5,940           64,924
Borland Software Corp. *                                                                       16,897          143,456
Captaris, Inc. *                                                                                8,510           54,975
Carreker Corp. *                                                                                4,599           46,082
CCC Information Services Group, Inc. *                                                          2,862           48,053
CIBER, Inc. *                                                                                  10,498           86,294
Clarus Corp. *                                                                                  3,540           40,958
Concord Communications, Inc. * (a)                                                              3,475           39,650
Concur Technologies, Inc. * (a)                                                                 6,735           72,064
Covansys Corp. *                                                                                4,509           46,578
Dendrite International, Inc. *                                                                  6,110          113,524
Embarcadero Tech, Inc. *                                                                        4,669           57,709
Epicor Software Corp. *                                                                         7,870          110,573
EPIQ Systems, Inc. * (a)                                                                        4,178           60,581
Equinix, Inc. *                                                                                 1,957           66,421
Exult, Inc. * (a)                                                                               7,014           37,735
Faro Technologies, Inc. *                                                                       2,191           56,243
Group 1 Software, Inc. *                                                                        2,658           61,001
Hyperion Solutions Corp. *                                                                      7,856          343,464
InfoUSA, Inc. *                                                                                 6,410           64,997
Intermediate Telephone, Inc.                                                                    3,838           95,835
iPass, Inc. *                                                                                   8,768           92,853

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

SOFTWARE (CONTINUED)
JDA Software Group, Inc. *                                                                      5,933     $     78,138
Kana Software, Inc. * (a)                                                                       6,536           15,556
Keane, Inc. *                                                                                   9,132          125,017
Lawson Software Inc. *                                                                          8,594           60,845
Macrovision Corp. *                                                                             9,627          240,964
Magma Design Automation, Inc. * (a)                                                             4,533           87,170
Manhattan Associates, Inc. *                                                                    5,924          182,933
Mantech International Corp. *                                                                   2,905           54,527
Manugistics Group, Inc. * (a)                                                                  13,536           44,263
MAPICS, Inc. *                                                                                  4,787           50,551
MapInfo Corp. *                                                                                 4,820           51,092
McDATA Corp., Class A *                                                                        22,843          122,895
Micromuse, Inc. *                                                                              15,698          105,020
MicroStrategy, Inc. * (a)                                                                       2,168           92,574
Midway Games, Inc. * (a)                                                                        6,627           76,343
Mission Resources Corp. *                                                                       8,956           51,049
MRO Software, Inc. *                                                                            4,098           55,774
MSC Software Corp. * (a)                                                                        7,349           65,774
NMS Communications Corp. *                                                                      9,667           71,342
Omnicell, Inc. *                                                                                4,703           68,711
Open Solutions, Inc. *                                                                          2,549           63,674
Opsware, Inc. * (a)                                                                            10,147           80,364
Packeteer, Inc. *                                                                               6,530          105,459
Palmsource, Inc. *                                                                              3,676           63,007
Parametric Technology Corp. *                                                                  52,711          263,555
Plato Learning, Inc. *                                                                          5,510           54,604
Safalink Corp. * (a)                                                                            6,202           14,575
Scansoft, Inc. * (a)                                                                           15,321           75,839
Secure Computing Corp. * (a)                                                                    7,055           82,191
Seebeyond Technology Corp. *                                                                   10,106           38,100
Serena Software, Inc. * (a)                                                                     4,631           88,406
Softbrands, Inc. * (a)                                                                            700              840
SPSS, Inc. *                                                                                    3,771           67,765
SS&C Technologies, Inc.                                                                         3,271           61,168
Take-Two Interactive Software, Inc. * (a)                                                       8,432          258,356
THQ, Inc. *                                                                                     7,749          177,452
Transaction Systems Architects, Inc., Class A *                                                 7,494          161,346
Ultimate Software Group, Inc. *                                                                 3,934           39,733
Verint Systems, Inc. *                                                                          2,416           82,675
Websense, Inc. *                                                                                4,049          150,744
Zixit Corp. *                                                                                   4,409           35,007
                                                                                                          ------------
                                                                                                             6,186,728

STEEL - 0.65%
Alaska Steel Holding Corp. * (a)                                                               20,119          106,027
Allegheny Technologies, Inc.                                                                   16,882          304,720
Carpenter Technology Corp.                                                                      4,235          144,202
Gibraltar Steel Corp.                                                                           2,699           88,581
NS Group, Inc. *                                                                                3,902           64,149
Ryerson Tull, Inc.                                                                              4,966           78,860
Schnitzer Steel Industries, Inc. (a)                                                            3,838          130,339
Steel Dynamics, Inc. (a)                                                                        7,937          227,236
Steel Technologies, Inc.                                                                        2,558           56,481
Texas Industries, Inc.                                                                          3,960          163,033
                                                                                                          ------------
                                                                                                             1,363,628

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.97%
Aeroflex, Inc. *                                                                               13,500          193,455
Airspan Networks, Inc. *                                                                        6,901           38,232
Applied Signal Technology, Inc.                                                                 2,182           76,479
Arch Wireless, Inc., Class A *                                                                  3,488           99,373
Arris Group, Inc. *                                                                            16,917          100,487
Aspect Communications Corp. *                                                                   6,890           97,838
At Road, Inc. * (a)                                                                             6,239           47,728
Brightpoint, Inc.                                                                               4,050           55,688
Carrier Access Corp. *                                                                          4,220           50,302
Commonwealth Telephone Enterprises, Inc., (CTE) *                                               4,411          197,480
Commscope, Inc. * (a)                                                                          10,649          228,421
Comtech Telecommunications Corp.                                                                2,870           64,747
Corvis Corp. * (a)                                                                             72,609          102,379
CT Communications, Inc.                                                                         4,278           64,384
Ditech Communications Corp. *                                                                   5,722          133,551
Finisar Corp. * (a)                                                                            31,277           61,928
General Communication, Inc. *                                                                   9,511           75,517
Golden Telecom, Inc. (a)                                                                        2,751           77,413
Harmonic, Inc. *                                                                               14,525          123,753
Inet Technologies, Inc. *                                                                       5,225           65,156
InterDigital Communication Corp. *                                                             10,833          203,769
Intrado, Inc. * (a)                                                                             4,295           69,107
J2 Global Communications, Inc. (a)                                                              3,528           98,078
KVH Industries, Inc. * (a)                                                                      2,668           33,964
Mastec, Inc. * (a)                                                                              4,213           22,877
MRV Communications, Inc. * (a)                                                                 21,916           60,050
NETGEAR, Inc. *                                                                                 4,690           50,371
Network Equipment Technologies, Inc. *                                                          5,232           42,693
Newport Corp. *                                                                                 8,036          129,942
Paradyne Networks, Inc. *                                                                       9,166           50,413
Powerwave Technologies, Inc. * (a)                                                             13,561          104,420
Price Communications Corp.                                                                      7,549          111,423
PTEK Holdings, Inc. *                                                                           9,345          107,748
REMEC, Inc. * (a)                                                                              11,871           75,025
SBA Communications Corp. * (a)                                                                 10,310           45,880
Shenandoah Telecommunications Company (a)                                                       1,850           49,950
Sonus Networks, Inc. *                                                                         40,698          194,536
Spectralink Corp.                                                                               3,383           50,407
Stratex Networks, Inc. *                                                                       17,511           51,657
SureWest Communications (a)                                                                     3,151           99,572
Symmetricom, Inc. *                                                                             8,409           74,840
Tekelec *                                                                                      10,507          190,912
Terayon Communication Systems, Inc. *                                                          13,907           32,542
Triton PCS Holdings, Inc., Class A * (a)                                                        9,426           41,097
Viasat, Inc. *                                                                                  4,326          107,934
Westell Technologies, Inc., Class A *                                                           9,359           47,731

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL CAP INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT & SERVICES (CONTINUED)
Wiltel Communications Group *                                                                   4,264     $          0
                                                                                                          ------------
                                                                                                             4,101,249

TELEPHONE - 0.20%
Cincinnati Bell, Inc. *                                                                        47,713          211,846
North Pittsburgh Systems, Inc. (a)                                                              4,742           95,077
Primus Telecommunications Group, Inc. * (a)                                                    13,730           69,748
TALK America Holdings, Inc. * (a)                                                               5,485           42,070
                                                                                                          ------------
                                                                                                               418,741

TIRES & RUBBER - 0.36%
Bandag, Inc.                                                                                    2,441          108,698
Cooper Tire & Rubber Company                                                                   13,312          306,176
Goodyear Tire & Rubber Company * (a)                                                           28,983          263,455
Myers Indiana, Inc.                                                                             4,596           64,804
                                                                                                          ------------
                                                                                                               743,133

TOBACCO - 0.24%
Dimon, Inc.                                                                                    12,857           73,542
Schweitzer Mauduit International, Inc.                                                          3,119           95,535
Universal Corp.                                                                                 5,056          257,553
Vector Group, Ltd. (a)                                                                          4,723           74,387
                                                                                                          ------------
                                                                                                               501,017

TOYS, AMUSEMENTS & SPORTING GOODS - 0.05%
Jakks Pacific, Inc. * (a)                                                                       5,369          111,622

TRANSPORTATION - 0.73%
Alexander & Baldwin, Inc.                                                                       8,689          290,647
Heartland Express, Inc.                                                                         6,412          175,432
Kirby Corp. *                                                                                   4,530          176,217
Laidlaw International, Inc. *                                                                  19,972          258,837
Offshore Logistics, Inc. *                                                                      4,031          113,352
Overseas Shipholding Group, Inc.                                                                5,253          231,815
Pacer International, Inc. *                                                                     4,793           88,671
RailAmerica, Inc. * (a)                                                                         6,880          100,448
SCS Transportation, Inc. *                                                                      3,455           91,177
                                                                                                          ------------
                                                                                                             1,526,596

TRAVEL SERVICES - 0.11%
Ambassadors Group, Inc.                                                                         2,363           55,554
Navigant International Inc. * (a)                                                               3,017           53,673
Orbitz, Inc. *                                                                                  2,677           57,877
Pegasus Solutions, Inc. * (a)                                                                   5,426           71,243
                                                                                                          ------------
                                                                                                               238,347

TRUCKING & FREIGHT - 0.97%
Arkansas Best Corp.                                                                             4,649          153,045
EGL, Inc. *                                                                                     7,439          197,877
Forward Air Corp. *                                                                             4,520          169,048
Hub Group, Inc., Class A *                                                                      1,479           50,434
Knight Transportation, Inc. *                                                                   5,169          148,505
Landstar Systems, Inc.                                                                          5,782          305,694
Old Dominion Freight Lines, Inc.                                                                3,792          111,788
Overnite Corp.                                                                                  5,724          168,286
Swift Transportation, Inc. *                                                                    9,636          172,966
USF Corp.                                                                                       5,686          199,749
Wabash National Corp. * (a)                                                                     5,341          147,145
Werner Enterprises, Inc.                                                                        9,426          198,889
                                                                                                          ------------
                                                                                                             2,023,426
----------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $176,673,384)                                                                   $201,984,880
----------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 0.03%

FINANCIAL SERVICES - 0.03%
Education Lending Group, Inc. *                                                                 3,177           56,392
----------------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $57,218)                                                                     $     56,392
----------------------------------------------------------------------------------------------------------------------

WARRANTS - 0.00%

HEALTHCARE SERVICES - 0.00%
Magellan Health Services, Inc.
  (Expiration date 01/05/2011; strike price $30.20) *                                               7               84
----------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $4,989)                                                                              $         84
----------------------------------------------------------------------------------------------------------------------

CORPORATE BONDS - 0.01%

HOMEBUILDERS - 0.01%
Brookfield Homes Corp. 12.00% due 06/30/2020 (a)                                          $    15,000           15,487
----------------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $15,000)                                                                      $     15,487
----------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 23.27%
Federal Home Loan Mortgage Corp. Discount
  Notes
  1.12% due 08/10/2004                                                                    $   700,000     $    699,176
Federal National Mortgage Association
  Discount Notes
  1.055% due 08/04/2004                                                                     1,800,000        1,798,198
State Street Navigator Securities Lending Prime Portfolio (c)                              45,062,417       45,062,417
United States Treasury Bills 0.91% due 07/08/2004 ****                                      1,000,000          999,823
----------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (Cost $48,559,614)                                                           $ 48,559,614
----------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.50%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 1.14% to be repurchased at
  $3,138,099 on 07/01/2004, collateralized by $2,310,000 U.S.
  Treasury Bonds, 8.75% due 05/15/2020 (valued at $3,205,125,
  including interest).                                                                    $ 3,138,000     $  3,138,000
----------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,138,000)                                                             $  3,138,000
----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (SMALL CAP INDEX TRUST) (COST $228,448,204) - 121.59%                                   $253,754,457
LIABILITIES IN EXCESS OF OTHER ASSETS-- (21.59)%                                                           (45,055,606)
                                                                                                          ------------
TOTAL NET ASSETS - 100.00%                                                                                $208,698,851
                                                                                                          ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS - 97.65%

AEROSPACE - 0.28%
Alliant Techsystems, Inc. *                                                                     7,998     $    506,593
Sequa Corp., Class A * (a)                                                                      2,162          126,412
                                                                                                          ------------
                                                                                                               633,005

AIR TRAVEL - 0.47%
Airtran Holdings, Inc. *                                                                       17,985          254,308
Alaska Air Group, Inc. * (a)                                                                    5,836          139,305
JetBlue Airways Corp. (a)                                                                      22,264          654,117
                                                                                                          ------------
                                                                                                             1,047,730

APPAREL & TEXTILES - 1.52%
Coach, Inc.                                                                                    40,637        1,836,386
Mohawk Industries, Inc. *                                                                      14,482        1,061,965
Timberland Company, Class A * (a)                                                               7,565          488,623
                                                                                                          ------------
                                                                                                             3,386,974

AUTO PARTS - 1.58%
Arvinmeritor, Inc.                                                                             14,915          291,886
BorgWarner, Inc.                                                                               12,105          529,836
Federal Signal Corp. (a)                                                                       10,375          193,079
Gentex Corp. (a)                                                                               16,644          660,434
Lear Corp.                                                                                     14,915          879,836
Modine Manufacturing Company                                                                    7,349          234,066
O'Reilly Automotive, Inc. * (a)                                                                11,889          537,383
Superior Industries International, Inc. (a)                                                     5,836          195,214
                                                                                                          ------------
                                                                                                             3,521,734

AUTO SERVICES - 0.23%
Copart, Inc. * (a)                                                                             19,454          519,422

AUTOMOBILES - 0.19%
Thor Industries, Inc. (a)                                                                      12,321          412,261

BANKING - 7.92%
Associated Banc-Corp. (a)                                                                      23,777          704,513
Astoria Financial Corp.                                                                        16,860          616,739
Bank of Hawaii Corp.                                                                           11,456          518,040
Banknorth Group, Inc.                                                                          37,179        1,207,574
City National Corp.                                                                            10,592          695,894
Colonial Bancgroup, Inc.                                                                       27,452          498,803
Commerce Bancorp, Inc. (a)                                                                     16,860          927,469
Compass Bancshares, Inc.                                                                       26,371        1,133,953
Cullen Frost Bankers, Inc.                                                                     11,024          493,324
FirstMerit Corp.                                                                               18,373          484,496
Greater Bay Bancorp (a)                                                                        11,024          318,594
Greenpoint Financial Corp.                                                                     28,532        1,132,720
Hibernia Corp., Class A (a)                                                                    33,504          814,147
Independence Community Bank Corp.                                                              17,941          653,052
Investors Financial Services Corp. (a)                                                         14,266          621,712
Mercantile Bankshares Corp.                                                                    17,076          799,498
National Commerce Financial Corp.                                                              44,096        1,433,120
New York Community Bancorp, Inc. (a)                                                           57,065        1,120,186
Provident Financial Group, Inc. (a)                                                            10,808          426,484
Silicon Valley Bancshares * (a)                                                                 7,565          299,952
TCF Financial Corp. (a)                                                                        15,347          890,893
Washington Federal, Inc. (a)                                                                   16,860          404,640
Webster Financial Corp.                                                                        11,456          538,661
Westamerica Bancorporation                                                                      6,917          362,797
Wilmington Trust Corp. (a)                                                                     14,266          530,981
                                                                                                          ------------
                                                                                                            17,628,242

BIOTECHNOLOGY - 1.10%
Cephalon, Inc. * (a)                                                                           12,105          653,670
Charles River Laboratories International, Inc. * (a)                                            9,943          485,914
Millennium Pharmaceuticals, Inc. *                                                             65,927          909,793
Protein Design Labs, Inc. * (a)                                                                20,319          388,703
                                                                                                          ------------
                                                                                                             2,438,080

BROADCASTING - 0.83%
Belo Corp., Class A                                                                            25,074          673,237
Emmis Communications Corp., Class A * (a)                                                      12,105          253,963
Entercom Communications Corp. *                                                                11,240          419,252
Westwood One, Inc. *                                                                           21,183          504,155
                                                                                                          ------------
                                                                                                             1,850,607

BUILDING MATERIALS & CONSTRUCTION - 0.30%
Dycom Industries, Inc. *                                                                       10,592          296,576
RPM International, Inc.                                                                        25,074          381,125
                                                                                                          ------------
                                                                                                               677,701

BUSINESS SERVICES - 5.80%
Acxiom Corp. (a)                                                                               18,589          461,565
Alliance Data Systems Corp. *                                                                  17,402          735,234
Banta Corp.                                                                                     5,404          239,992
Brinks Company                                                                                 12,321          421,994
Cadence Design Systems, Inc. *                                                                 59,010          863,316
Catalina Marketing Corp. * (a)                                                                 11,240          205,580
Ceridian Corp. *                                                                               32,207          724,657
Certegy, Inc.                                                                                  13,834          536,759
ChoicePoint, Inc. *                                                                            19,022          868,545
CSG Systems International, Inc. *                                                              11,240          232,668
DST Systems, Inc. * (a)                                                                        18,157          873,170
Dun & Bradstreet Corp. *                                                                       15,347          827,357
Fair Isaac Corp. (a)                                                                           15,347          512,283
Gartner Group, Inc., Class A * (a)                                                             28,532          377,193
Harte-Hanks, Inc. (a)                                                                          18,806          459,054
Jacobs Engineering Group, Inc. * (a)                                                           12,105          476,695
Kelly Services, Inc., Class A                                                                   7,565          225,437
Korn/Ferry International * (a)                                                                  8,214          159,105
Manpower, Inc.                                                                                 19,454          987,680
MPS Group, Inc. *                                                                              22,696          275,076
Reynolds & Reynolds Company, Class A                                                           14,266          329,973
Rollins, Inc.                                                                                   9,727          223,818
Sothebys Holdings, Inc., Class A * (a)                                                         13,618          217,343
The BISYS Group, Inc. *                                                                        25,939          364,702
The Titan Corp. * (a)                                                                          18,157          235,678
Valassis Communications, Inc. *                                                                11,240          342,483
Viad Corp. *                                                                                   19,238          519,618
Wind River Systems, Inc. *                                                                     17,725          208,446
                                                                                                          ------------
                                                                                                            12,905,421

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

CELLULAR COMMUNICATIONS - 0.53%
RF Micro Devices, Inc. * (a)                                                                   40,205     $    301,538
Telephone & Data Systems, Inc.                                                                 12,321          877,255
                                                                                                          ------------
                                                                                                             1,178,793

CHEMICALS - 2.45%
Airgas, Inc.                                                                                   15,995          382,440
Albemarle Corp.                                                                                 9,079          287,350
Cabot Corp.                                                                                    13,402          545,461
Cabot Microelectronics Corp. * (a)                                                              5,404          165,416
Crompton Corp.                                                                                 24,858          156,605
Cytec Industries, Inc.                                                                          8,430          383,144
Ferro Corp. (a)                                                                                 9,079          242,228
FMC Corp. *                                                                                     7,782          335,482
IMC Global, Inc. (a)                                                                           25,074          335,992
Lubrizol Corp.                                                                                 11,240          411,609
Lyondell Chemical Company (a)                                                                  38,476          669,098
Minerals Technologies, Inc.                                                                     4,539          263,262
Olin Corp.                                                                                     14,915          262,802
The Scotts Company, Class A *                                                                   7,133          455,656
Valspar Corp.                                                                                  11,024          556,051
                                                                                                          ------------
                                                                                                             5,452,596

COAL - 0.54%
Arch Coal, Inc. (a)                                                                            11,889          435,018
Peabody Energy Corp.                                                                           13,834          774,566
                                                                                                          ------------
                                                                                                             1,209,584

COLLEGES & UNIVERSITIES - 1.02%
Career Education Corp.                                                                         21,832          994,666
Corinthian Colleges, Inc.                                                                      19,454          481,292
DeVry, Inc. * (a)                                                                              15,131          414,892
ITT Educational Services, Inc. *                                                                9,943          378,033
                                                                                                          ------------
                                                                                                             2,268,883
COMPUTERS & BUSINESS EQUIPMENT - 3.28%
3Com Corp. *                                                                                   84,301          526,881
CDW Corp.                                                                                      18,157        1,157,690
Cognizant Technology Solutions Corp., Class A                                                  27,795          706,271
Diebold, Inc. (a)                                                                              15,779          834,236
GTECH Holdings Corp.                                                                           12,753          590,592
Henry, Jack & Associates, Inc. (a)                                                             19,454          391,025
National Instruments Corp. (a)                                                                 17,076          523,379
Plexus Corp. *                                                                                  9,295          125,483
Quantum Corp. *                                                                                39,124          121,284
Sandisk Corp.                                                                                  34,801          754,834
Storage Technology Corp. *                                                                     24,209          702,061
Sybase, Inc. *                                                                                 20,967          377,406
Tech Data Corp. * (a)                                                                          12,537          490,573
                                                                                                          ------------
                                                                                                             7,301,715

CONSTRUCTION & MINING EQUIPMENT - 0.26%
National Oilwell, Inc. * (a)                                                                   18,589          585,368

CONSTRUCTION MATERIALS - 0.43%
Granite Construction, Inc. (a)                                                                  9,079          165,510
Martin Marietta Materials, Inc.                                                                10,375          459,924
Trinity Industries, Inc. (a)                                                                   10,159          322,955
                                                                                                          ------------
                                                                                                               948,389

CONTAINERS & GLASS - 0.56%
Longview Fibre Company (a)                                                                     11,024          162,384
Packaging Corp. of America                                                                     22,912          547,597
Sonoco Products Company                                                                        21,183          540,166
                                                                                                          ------------
                                                                                                             1,250,147

CRUDE PETROLEUM & NATURAL GAS - 2.30%
Helmerich & Payne, Inc.                                                                        10,808          282,629
Newfield Exploration Company *                                                                 12,105          674,733
Patterson-UTI Energy, Inc.                                                                     17,941          599,409
Pioneer Natural Resources Company                                                              25,939          909,940
Plains Exploration & Production Company *                                                      16,644          305,417
Pogo Producing Company                                                                         13,834          683,400
XTO Energy, Inc.                                                                               55,984        1,667,763
                                                                                                          ------------
                                                                                                             5,123,291

DOMESTIC OIL - 1.10%
Forest Oil Corp. * (a)                                                                         12,537          342,511
Murphy Oil Corp.                                                                               19,886        1,465,598
Noble Energy, Inc.                                                                             12,537          639,387
                                                                                                          ------------
                                                                                                             2,447,496

DRUGS & HEALTH CARE - 0.49%
Hillenbrand Industries, Inc.                                                                   13,402          810,151
Perrigo Company                                                                                15,347          291,133
                                                                                                          ------------
                                                                                                             1,101,284
EDUCATIONAL SERVICES - 0.40%
Education Management Corp.                                                                     15,779          518,498
Laureate Education, Inc. *                                                                      9,727          371,960
                                                                                                          ------------
                                                                                                               890,458

ELECTRICAL EQUIPMENT - 0.48%
AMETEK, Inc.                                                                                   14,482          447,494
Hubbell, Inc., Class B                                                                         13,185          615,871
                                                                                                          ------------
                                                                                                             1,063,365

ELECTRICAL UTILITIES - 3.77%
ALLETE, Inc.                                                                                   19,022          633,433
Alliant Corp. (a)                                                                              23,993          625,737
Black Hills Corp.                                                                               6,917          217,886
DPL, Inc.                                                                                      27,452          533,118
Duquesne Light Holdings, Inc. (a)                                                              16,428          317,225
Great Plains Energy, Inc. (a)                                                                  15,995          475,052
Hawaiian Electric Industries, Inc. (a)                                                         17,292          451,321
IDACORP, Inc. (a)                                                                               8,214          221,778
Northeast Utilities                                                                            27,668          538,696
NSTAR (a)                                                                                      11,456          548,513
OGE Energy Corp. (a)                                                                           19,022          484,490
Pepco Holdings, Inc.                                                                           37,179          679,632
PNM Resources, Inc.                                                                            12,968          269,345
Puget Energy, Inc.                                                                             21,399          468,852
Quanta Services, Inc. * (a)                                                                    25,290          157,304
Sierra Pacific Resources * (a)                                                                 25,290          194,986

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Westar Energy, Inc.                                                                            18,589     $    370,107
Wisconsin Energy Corp.                                                                         25,506          831,751
WPS Resources Corp.                                                                             7,998          370,707
                                                                                                          ------------
                                                                                                             8,389,933

ELECTRONICS - 3.65%
Arrow Electronics, Inc. *                                                                      24,858          666,691
Avnet, Inc. *                                                                                  25,939          588,815
Harman International Industries, Inc.                                                          14,266        1,298,206
Imation Corp.                                                                                   7,565          322,345
Kemet Corp. * (a)                                                                              18,589          227,158
L-3 Communications Holdings, Inc.                                                              22,912        1,530,522
Mentor Graphics Corp. *                                                                        15,131          234,076
Synopsys, Inc.                                                                                 33,504          952,519
Teleflex, Inc.                                                                                  8,646          433,597
Varian, Inc. *                                                                                  7,565          318,865
Vishay Intertechnology, Inc. * (a)                                                             34,801          646,602
Zebra Technologies Corp., Class A (a)                                                          10,375          902,625
                                                                                                          ------------
                                                                                                             8,122,021

ENERGY - 1.10%
Energy East Corp.                                                                              31,559          765,306
Hanover Compressor Company * (a)                                                               16,644          198,063
MDU Resources Group, Inc. (a)                                                                  25,290          607,719
SCANA Corp. (a)                                                                                23,993          872,625
                                                                                                          ------------
                                                                                                             2,443,713

FINANCIAL SERVICES - 2.62%
A.G. Edwards, Inc. (a)                                                                         17,292          588,447
Americredit Corp. *                                                                            34,153          667,008
Eaton Vance Corp.                                                                              14,699          561,649
IndyMac Bancorp, Inc. (a)                                                                      13,185          416,646
Jeffries Group, Inc.                                                                           11,889          367,608
LaBranche & Company, Inc. (a)                                                                  12,969          109,199
Legg Mason, Inc.                                                                               14,266        1,298,349
Leucadia National Corp.                                                                        15,347          762,746
SEI Investment Company                                                                         22,480          652,819
Waddell & Reed Financial, Inc., Class A                                                        17,941          396,675
                                                                                                          ------------
                                                                                                             5,821,146

FOOD & BEVERAGES - 3.32%
Bob Evans Farms, Inc. (a)                                                                       7,565          207,130
Constellation Brands, Inc., Class A *                                                          23,129          858,780
Dean Foods Company *                                                                           33,936        1,266,152
Hormel Foods Corp.                                                                             29,829          927,682
Interstate Bakeries Corp.                                                                       9,727          105,538
PepsiAmericas, Inc.                                                                            29,613          628,980
Sensient Technologies Corp.                                                                    10,159          218,215
Smithfield Foods, Inc. * (a)                                                                   23,993          705,394
The J.M. Smucker Company                                                                       10,808          496,195
Tootsie Roll Industries, Inc. (a)                                                              11,456          372,320
Tyson Foods, Inc., Class A                                                                     76,087        1,594,023
                                                                                                          ------------
                                                                                                             7,380,409

FOREST PRODUCTS - 0.22%
Rayonier, Inc. (a)                                                                             10,808          480,416

FURNITURE & FIXTURES - 0.14%
Furniture Brands International, Inc.                                                           12,105          303,230

GAS & PIPELINE UTILITIES - 1.85%
AGL Resources, Inc.                                                                            14,050          408,153
Aquila, Inc. *                                                                                 42,366          150,823
Equitable Resources, Inc.                                                                      13,402          693,017
National Fuel Gas Company                                                                      17,725          443,125
ONEOK, Inc.                                                                                    22,264          489,585
Questar Corp.                                                                                  18,157          701,587
Vectren Corp. (a)                                                                              16,428          412,179
Western Gas Resources, Inc. (a)                                                                15,996          519,550
WGL Holdings, Inc. (a)                                                                         10,592          304,202
                                                                                                          ------------
                                                                                                             4,122,221

HEALTHCARE PRODUCTS - 3.32%
Apogent Technologies, Inc. *                                                                   19,238          615,616
Beckman Coulter, Inc.                                                                          13,402          817,522
Cytyc Corp. * (a)                                                                              23,993          608,702
DENTSPLY International, Inc.                                                                   17,509          912,219
Edwards Lifesciences Corp. *                                                                   12,753          444,442
Henry Schein, Inc. * (a)                                                                        9,511          600,525
INAMED Corp.                                                                                    7,551          474,429
Patterson Companies, Inc. *                                                                    14,699        1,124,327
STERIS Corp. *                                                                                 14,915          336,482
Varian Medical Systems, Inc. *                                                                 14,699        1,166,366
VISX, Inc. * (a)                                                                               10,592          283,018
                                                                                                          ------------
                                                                                                             7,383,648
HEALTHCARE SERVICES - 2.95%
Apria Healthcare Group, Inc. *                                                                 10,808          310,190
Covance, Inc. *                                                                                13,618          525,382
Coventry Health Care, Inc.                                                                     19,238          940,738
First Health Group Corp. *                                                                     19,886          310,420
Health Net, Inc. *                                                                             24,426          647,289
Lincare Holdings, Inc. *                                                                       21,399          703,171
Omnicare, Inc.                                                                                 22,480          962,369
Oxford Health Plans, Inc.                                                                      17,725          975,584
PacifCare Health Systems, Inc. (a)                                                             18,589          718,651
Renal Care Group, Inc.                                                                         14,482          479,789
                                                                                                          ------------
                                                                                                             6,573,583

HOMEBUILDERS - 2.01%
D.R. Horton, Inc.                                                                              50,364        1,430,338
Hovnanian Enterprises, Inc., Class A (a)                                                       13,185          457,651
Lennar Corp., Class A                                                                          33,720        1,507,958
Ryland Group, Inc.                                                                              5,188          405,702
Toll Brothers, Inc. * (a)                                                                      15,995          676,908
                                                                                                          ------------
                                                                                                             4,478,557

HOTELS & RESTAURANTS - 2.50%
Applebee's International, Inc.                                                                 17,725          408,029
Boyd Gaming Corp.                                                                              14,482          384,787
Brinker International, Inc. * (a)                                                              20,751          708,024
Caesars Entertainment, Inc. *                                                                  66,360          995,400
CBRL Group, Inc. (a)                                                                           10,592          326,763
Krispy Kreme Doughnuts, Inc. * (a)                                                             13,185          251,702

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

HOTELS & RESTAURANTS (CONTINUED)
Mandalay Resort Group                                                                          14,482     $    994,044
Outback Steakhouse, Inc.                                                                       15,995          661,553
Ruby Tuesday, Inc.                                                                             14,482          397,531
The Cheesecake Factory, Inc. * (a)                                                             11,240          447,240
                                                                                                          ------------
                                                                                                             5,575,073

HOUSEHOLD PRODUCTS - 0.81%
Blyth Industries, Inc.                                                                          9,943          342,934
Church & Dwight, Inc.                                                                           8,862          405,702
Energizer Holdings, Inc. *                                                                     17,725          797,625
Tupperware Corp.                                                                               12,753          247,791
                                                                                                          ------------
                                                                                                             1,794,052

INDUSTRIAL MACHINERY - 1.66%
AGCO Corp. * (a)                                                                               19,454          396,278
Cooper Cameron Corp. * (a)                                                                     11,672          568,426
Donaldson Company, Inc.                                                                        18,589          544,658
Flowserve Corp. *                                                                              11,672          291,100
FMC Technologies, Inc. *                                                                       14,482          417,081
Graco, Inc.                                                                                    14,915          463,111
Grant Prideco, Inc. *                                                                          26,371          486,809
Kennametal, Inc.                                                                                7,782          356,416
Tecumseh Products Company, Class A                                                              3,891          160,270
                                                                                                          ------------
                                                                                                             3,684,149

INDUSTRIALS - 0.61%
Fastenal Company (a)                                                                           16,428          933,603
Harsco Corp.                                                                                    8,862          416,514
                                                                                                          ------------
                                                                                                             1,350,117

INSURANCE - 5.29%
Allmerica Financial Corp. *                                                                    11,456          387,213
American Financial Group, Inc. (a)                                                             15,779          482,364
Amerus Group Company (a)                                                                        8,430          349,002
Arthur J. Gallagher & Company                                                                  19,670          598,951
Brown & Brown, Inc. (a)                                                                        14,915          642,836
Everest Re Group, Ltd.                                                                         12,105          972,758
Fidelity National Financial, Inc.                                                              37,179        1,388,264
First American Corp.                                                                           19,238          498,072
HCC Insurance Holdings, Inc.                                                                   14,050          469,411
Horace Mann Educators Corp.                                                                     9,295          162,477
Mony Group, Inc.                                                                               10,808          338,290
Ohio Casualty Corp. *                                                                          13,185          265,414
Old Republic International Corp.                                                               39,340          933,145
Protective Life Corp.                                                                          14,915          576,763
Radian Group, Inc.                                                                             20,319          973,280
Stancorp Financial Group, Inc.                                                                  6,269          420,023
The PMI Group, Inc.                                                                            20,751          903,084
Unitrin, Inc.                                                                                  14,699          626,177
W.R. Berkley Corp.                                                                             18,157          779,843
                                                                                                          ------------
                                                                                                            11,767,367

INTERNATIONAL OIL - 0.58%
Weatherford International, Ltd. * (a)                                                          28,749        1,293,130

INTERNET SERVICE PROVIDER - 0.17%
Avocent Corp. * (a)                                                                            10,592          389,150

INTERNET SOFTWARE - 0.86%
Checkfree Corp. *                                                                              18,373          551,190
Macromedia, Inc. *                                                                             14,915          366,163
Networks Associates, Inc. *                                                                    35,666          646,624
Retek, Inc. *                                                                                  12,105           74,325
RSA Security, Inc. * (a)                                                                       13,402          274,339
                                                                                                          ------------
                                                                                                             1,912,641
INVESTMENT COMPANIES - 0.19%
Raymond James Financial, Inc.                                                                  15,995          423,068

LEISURE TIME - 0.40%
Callaway Golf Company (a)                                                                      16,212          183,844
International Speedway Corp., Class A                                                          11,456          557,220
Six Flags, Inc. * (a)                                                                          20,102          145,940
                                                                                                          ------------
                                                                                                               887,004

MANUFACTURING - 1.32%
Carlisle Companies, Inc.                                                                        6,701          417,137
Lancaster Colony Corp.                                                                          7,782          324,043
Nordson Corp.                                                                                   7,782          337,506
Pentair, Inc.                                                                                  21,616          727,162
SPX Corp. (a)                                                                                  16,428          762,916
York International Corp.                                                                        8,862          363,962
                                                                                                          ------------
                                                                                                             2,932,726

MEDICAL-HOSPITALS - 0.93%
Community Health Systems, Inc. *                                                               21,399          572,851
Lifepoint Hospitals, Inc. *                                                                     8,214          305,725
Triad Hospitals, Inc. *                                                                        16,428          611,615
Universal Health Services, Inc., Class B                                                       12,537          575,323
                                                                                                          ------------
                                                                                                             2,065,514

METAL & METAL PRODUCTS - 0.35%
Precision Castparts Corp.                                                                      14,050          768,395

NEWSPAPERS - 1.11%
Lee Enterprises, Inc.                                                                           9,727          466,993
Washington Post Company, Class B                                                                2,162        2,010,682
                                                                                                          ------------
                                                                                                             2,477,675

OFFICE FURNISHINGS & SUPPLIES - 0.44%
Herman Miller, Inc.                                                                            15,563          450,393
HNI Corp.                                                                                      12,537          530,691
                                                                                                          ------------
                                                                                                               981,084

PAPER - 0.40%
Bowater, Inc.                                                                                  12,105          503,447
P.H. Glatfelter Company (a)                                                                     9,511          133,915
Potlatch Corp. (a)                                                                              6,269          261,041
                                                                                                          ------------
                                                                                                               898,403

PETROLEUM SERVICES - 1.60%
ENSCO International, Inc.                                                                      32,639          949,795
Pride International, Inc. *                                                                    29,397          502,983
Smith International, Inc. *                                                                    22,480        1,253,485
Tidewater, Inc.                                                                                13,185          392,913
Varco International, Inc. *                                                                    20,967          458,967
                                                                                                          ------------
                                                                                                             3,558,143

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

PHARMACEUTICALS - 1.60%
Barr Pharmaceuticals, Inc.                                                                     22,480     $    757,576
Ivax Corp. *                                                                                   42,583        1,021,566
Par Pharmaceutical Companies, Inc. *                                                            7,349          258,758
Sepracor, Inc. * (a)                                                                           18,589          983,358
Valeant Pharmaceuticals International (a)                                                      18,157          363,140
Vertex Pharmaceuticals, Inc. * (a)                                                             17,076          185,104
                                                                                                          ------------
                                                                                                             3,569,502

POLLUTION CONTROL - 0.65%
Republic Services, Inc.                                                                        33,288          963,355
Stericycle, Inc. *                                                                              9,295          480,923
                                                                                                          ------------
                                                                                                             1,444,278

PUBLISHING - 0.57%
American Greetings Corp., Class A *                                                            14,699          340,723
Media General, Inc., Class A                                                                    5,188          333,173
Readers Digest Association, Inc., Class A                                                      21,399          342,170
Scholastic Corp. *                                                                              8,646          258,948
                                                                                                          ------------
                                                                                                             1,275,014

RAILROADS & EQUIPMENT - 0.13%
GATX Corp. (a)                                                                                 10,592          288,102

REAL ESTATE - 1.73%
AMB Property Corp., REIT                                                                       17,941          621,297
Highwoods Properties, Inc., REIT                                                               11,672          274,292
Hospitality Properties Trust, SBI (a)                                                          14,482          612,589
Liberty Property Trust, REIT (a)                                                               18,373          738,778
Mack-California Realty Corp., REIT                                                             13,185          545,595
New Plan Realty Trust, Inc. (a)                                                                21,616          504,950
United Dominion Realty Trust, Inc., REIT                                                       27,668          547,273
                                                                                                          ------------
                                                                                                             3,844,774

RETAIL GROCERY - 0.68%
Ruddick Corp. (a)                                                                              10,159          228,069
Whole Foods Market, Inc.                                                                       13,402        1,279,221
                                                                                                          ------------
                                                                                                             1,507,290

RETAIL TRADE - 5.56%
99 Cents Only Stores * (a)                                                                     15,563          237,336
Abercrombie & Fitch Company, Class A                                                           20,535          795,731
American Eagle Outfitters, Inc. *                                                              15,563          449,926
AnnTaylor Stores Corp.                                                                         14,699          425,977
Barnes & Noble, Inc. *                                                                         14,915          506,812
BJ's Wholesale Club, Inc. *                                                                    15,131          378,275
Borders Group, Inc.                                                                            16,860          395,198
CarMax, Inc. * (a)                                                                             22,480          491,638
Chico's FAS, Inc. *                                                                            19,238          868,788
Claire's Stores, Inc.                                                                          21,399          464,358
Dollar Tree Stores, Inc. *                                                                     24,642          675,930
Michael's Stores, Inc.                                                                         14,699          808,445
Pacific Sunwear of California, Inc.                                                            16,644          325,723
Payless ShoeSource, Inc. * (a)                                                                 14,699          219,162
PETsMART, Inc.                                                                                 31,126        1,010,039
Pier 1 Imports, Inc.                                                                           19,022          336,499
Regis Corp.                                                                                     9,511          424,096
Rent-A-Center, Inc.                                                                            17,292          517,550
Ross Stores, Inc. (a)                                                                          32,423          867,639
Saks, Inc. (a)                                                                                 30,910          463,650
The Neiman Marcus Group, Inc., Class A                                                         10,592          589,445
United Rentals, Inc. * (a)                                                                     16,644          297,761
Williams-Sonoma, Inc. *                                                                        25,074          826,439
                                                                                                          ------------
                                                                                                            12,376,417

SANITARY SERVICES - 0.18%
Aqua America, Inc. (a)                                                                         20,102          403,045

SEMICONDUCTORS - 3.54%
Atmel Corp. * (a)                                                                             102,674          607,830
Credence Systems Corp. * (a)                                                                   20,751          286,364
Cree, Inc. * (a)                                                                               15,995          372,364
Cypress Semiconductor Corp. * (a)                                                              26,587          377,269
Fairchild Semiconductor International, Inc. *                                                  25,722          421,069
Integrated Circuit Systems, Inc. * (a)                                                         15,779          428,558
Integrated Device Technology, Inc. * (a)                                                       22,912          317,102
International Rectifier Corp. *                                                                14,266          590,898
Intersil Corp., Class A                                                                        30,262          655,475
Lam Research Corp. *                                                                           28,965          776,262
Lattice Semiconductor Corp. * (a)                                                              24,426          171,226
LTX Corp. * (a)                                                                                13,185          142,530
Micrel, Inc. * (a)                                                                             19,886          241,615
Microchip Technology, Inc.                                                                     44,960        1,418,038
Semtech Corp. * (a)                                                                            16,212          381,630
Silicon Laboratories, Inc. * (a)                                                               11,240          520,974
Triquint Semiconductor, Inc. *                                                                 29,397          160,508
                                                                                                          ------------
                                                                                                             7,869,712
SOFTWARE - 0.70%
Activision, Inc.                                                                               29,829          474,281
Advent Software, Inc. * (a)                                                                     7,133          128,893
Ascential Software Corp. *                                                                     12,753          203,921
Keane, Inc. * (a)                                                                              13,618          186,430
Macrovision Corp. *                                                                            10,592          265,118
McDATA Corp., Class A * (a)                                                                    25,290          136,060
Transaction Systems Architects, Inc., Class A *                                                 7,998          172,197
                                                                                                          ------------
                                                                                                             1,566,900

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.45%
ADTRAN, Inc.                                                                                   17,292          577,034
Advanced Fibre Communications, Inc. *                                                          19,022          384,244
Commscope, Inc. * (a)                                                                          13,402          287,473
Newport Corp. *                                                                                 8,430          136,313
Plantronics, Inc. (a)                                                                          10,375          436,787
Polycom, Inc. *                                                                                21,616          484,415
Powerwave Technologies, Inc. * (a)                                                             22,480          173,096
UTStarcom, Inc. * (a)                                                                          24,642          745,421
                                                                                                          ------------
                                                                                                             3,224,783

TELEPHONE - 0.44%
Cincinnati Bell, Inc. * (a)                                                                    52,958          235,134

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

MID CAP INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

TELEPHONE (CONTINUED)
Harris Corp.                                                                                   14,482     $    734,961
                                                                                                          ------------
                                                                                                               970,095

TIRES & RUBBER - 0.08%
Bandag, Inc. (a)                                                                                4,107          182,885

TOBACCO - 0.12%
Universal Corp.                                                                                 5,404          275,280

TRANSPORTATION - 1.19%
Alexander & Baldwin, Inc.                                                                       9,295          310,918
C. H. Robinson Worldwide, Inc.                                                                 18,373          842,218
Expeditors International of Washington, Inc.                                                   22,696        1,121,409
Overseas Shipholding Group, Inc. (a)                                                            8,430          372,016
                                                                                                          ------------
                                                                                                             2,646,561

TRUCKING & FREIGHT - 0.80%
CNF, Inc.                                                                                      10,808          449,180
Hunt (JB) Transport Services, Inc.                                                             17,292          667,125
Swift Transportation, Inc. *                                                                   17,509          314,287
Werner Enterprises, Inc. (a)                                                                   17,076          360,304
                                                                                                          ------------
                                                                                                             1,790,896
----------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $190,440,258)                                                                   $217,334,648
----------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 19.22%
Federal Home Loan Mortgage Corp. Discount
  Notes
  1.12% due 08/10/2004                                                                    $   100,000     $     99,882
State Street Navigator Securities Lending Prime Portfolio (c)                              41,262,255       41,262,255
United States Treasury Bills zero coupon due 07/29/2004 ****                                1,400,000        1,398,966
----------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (Cost $42,761,103)                                                           $ 42,761,103
----------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 0.47%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 1.14% to be repurchased at
  $1,050,033 on 07/01/2004, collateralized by $775,000
  U.S. Treasury Bonds, 8.75% due 05/15/2020 (valued at
  $1,075,313, including interest).                                                        $ 1,050,000     $  1,050,000
----------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (Cost $1,050,000)                                                             $  1,050,000
----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (MID CAP INDEX TRUST)
(COST $234,251,360) - 117.34%                                                                             $261,145,751
LIABILITIES IN EXCESS OF OTHER ASSETS- (17.34)%                                                            (38,588,601)
                                                                                                          ------------
TOTAL NET ASSETS - 100.00%                                                                                $222,557,150
                                                                                                          ============

TOTAL STOCK MARKET INDEX TRUST

COMMON STOCKS - 96.46%

ADVERTISING - 0.25%
aQuantive, Inc. * (a)                                                                             917            9,060
DoubleClick, Inc. *                                                                             1,882           14,623
FindWhat.com * (a)                                                                                305            7,058
Getty Images, Inc. *                                                                              757           45,420
Grey Global Group, Inc.                                                                            18           17,730
Lamar Advertising Company *                                                                     1,148           49,766
Marchex Inc *                                                                                     419            4,676
Monster Worldwide, Inc. *                                                                       1,556           40,020
Omnicom Group, Inc.                                                                             2,543          192,988
The Interpublic Group of Companies, Inc. *                                                      5,549           76,188
ValueClick, Inc. *                                                                              1,102           13,202
Ventiv Health, Inc. * (a)                                                                         406            6,285
                                                                                                          ------------
                                                                                                               477,016

AEROSPACE - 1.66%
AAR Corp. *                                                                                       512            5,811
Alliant Techsystems, Inc. *                                                                       482           30,530
Armor Holdings, Inc. *                                                                            396           13,464
Aviall Inc. *                                                                                     442            8,402
BE Aerospace, Inc. * (a)                                                                          716            5,427
Boeing Company                                                                                 11,290          576,806
Curtiss Wright Corp. (a)                                                                          288           16,183
DRS Technologies, Inc. *                                                                          353           11,261
Ducommun, Inc. *                                                                                  210            4,490
EDO Corp.                                                                                         256            6,175
Esterline Technologies Corp. *                                                                    288            8,505
Fairchild Corp. Class A * (a)                                                                     898            3,843
GenCorp, Inc. (a)                                                                                 669            8,958
General Dynamics Corp.                                                                          2,621          260,265
Goodrich Corp.                                                                                  1,570           50,758
HEICO Corp., Class A                                                                              489            6,822
Honeywell International, Inc.                                                                  11,530          422,344
Innovative Solutions & Support, Inc. *                                                            268            5,231
Integral Systems, Inc. (a)                                                                        233            3,747
Lockheed Martin Corp.                                                                           5,991          312,011
Moog, Inc., Class A                                                                               371           13,768
MTC Technologies, Inc. *                                                                          237            6,119
Northrop Grumman Corp.                                                                          4,818          258,727
Orbital Sciences Corp., Class A * (a)                                                             742           10,247
Raytheon Company                                                                                5,524          197,593
Rockwell Collins, Inc.                                                                          2,381           79,335
Sequa Corp., Class A *                                                                            149            8,712
Teledyne Technologies, Inc. *                                                                     492            9,850
Textron, Inc.                                                                                   1,837          109,026
Triumph Group, Inc. *                                                                             243            7,759
United Defense Industries, Inc. *                                                                 683           23,905
United Industrial Corp. (a)                                                                       289            6,748
United Technologies Corp.                                                                       6,890          630,297
Woodward Governor Company                                                                         164           11,826
                                                                                                          ------------
                                                                                                             3,134,945

AGRICULTURE - 0.20%
Alico, Inc. (a)                                                                                   143            5,741
Archer-Daniels-Midland Company                                                                  8,624          144,711

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

AGRICULTURE (CONTINUED)
Bunge, Ltd. (a)                                                                                 1,263     $     49,181
Delta & Pine Land Company                                                                         538           11,809
Fresh Del Monte Produce, Inc. (a)                                                                 686           17,335
Maui Land & Pineapple, Inc. * (a)                                                                 158            5,372
Monsanto Company                                                                                3,553          136,791
Omega Protein Corp. * (a)                                                                         513            4,976
Tejon Ranch Company * (a)                                                                         205            7,134
                                                                                                          ------------
                                                                                                               383,050

AIR FREIGHT - 0.01%
ExpressJet Holdings, Inc. * (a)                                                                   772            9,372

AIR TRAVEL - 0.17%
Airtran Holdings, Inc. * (a)                                                                    1,154           16,318
Alaska Air Group, Inc. * (a)                                                                      375            8,951
America West Holding Corp., Class B * (a)                                                         604            5,484
Atlantic Coast Airlines Holdings, Inc. * (a)                                                      769            4,414
Continental Airlines, Inc., Class B * (a)                                                         955           10,858
Delta Air Lines, Inc. * (a)                                                                     1,820           12,959
Frontier Airlines, Inc. * (a)                                                                     585            6,365
JetBlue Airways Corp. (a)                                                                       1,345           39,516
Mair Holdings, Inc. * (a)                                                                         582            4,749
Mesa Air Group, Inc. * (a)                                                                        584            4,725
Northwest Airlines Corp., Class A * (a)                                                         1,269           14,111
SkyWest, Inc.                                                                                     774           13,475
Southwest Airlines Company                                                                     10,515          176,337
                                                                                                          ------------
                                                                                                               318,262

ALUMINUM - 0.21%
Alcoa, Inc.                                                                                    11,624          383,941
Century Aluminum Company *                                                                        318            7,883
MAXXAM, Inc. *                                                                                    245            6,517
                                                                                                          ------------
                                                                                                               398,341

APPAREL & TEXTILES - 0.60%
Bebe Stores, Inc. (a)                                                                             548           10,960
Brown Shoe, Inc. (a)                                                                              240            9,823
Carter's, Inc. * (a)                                                                              389           11,324
Cherokee Inc. (a)                                                                                 265            6,649
Cintas Corp.                                                                                    2,284          108,878
Coach, Inc.                                                                                     2,492          112,614
Columbia Sportswear Company *                                                                     522           28,512
Culp, Inc. * (a)                                                                                  388            3,019
Deckers Outdoor Corp. * (a)                                                                       200            5,898
DHB Industries, Inc. * (a)                                                                        641            9,730
Ellis Perry International, Inc. * (a)                                                             167            4,218
G & K Services, Class A                                                                           308           12,379
Goodys Family Clothing, Inc. (a)                                                                  541            5,610
Guess, Inc. * (a)                                                                                 658           10,594
Hartmarx Corp. *                                                                                  814            5,128
Interface, Inc., Class A *                                                                        892            7,787
Jones Apparel Group, Inc.                                                                       1,644           64,905
Jos. A. Bank Clothiers, Inc. * (a)                                                                156            4,897
Kellwood Company                                                                                  342           14,894
K-Swiss, Inc., Class A (a)                                                                        478            9,660
Liz Claiborne, Inc.                                                                             1,386           49,868
Maxwell Shoe, Inc. *                                                                              293            6,809
Mohawk Industries, Inc. *                                                                         866           63,504
Movado Group, Inc.                                                                                404            6,969
NIKE, Inc., Class B                                                                             3,508          265,731
Oakley, Inc. (a)                                                                                  949           12,280
Oshkosh B'Gosh, Inc., Class A (a)                                                                 289            7,216
Oxford Industries, Inc. (a)                                                                       246           10,716
Phillips Van Heusen Corp.                                                                         465            8,951
Polo Ralph Lauren Corp., Class A                                                                  621           21,394
Quaker Fabric Corp. (a)                                                                           480            3,700
Quiksilver, Inc. *                                                                                747           17,786
Reebok International, Ltd.                                                                        751           27,021
Russell Corp.                                                                                     473            8,495
Stage Stores, Inc. * (a)                                                                          262            9,867
Stride Rite Corp.                                                                                 695            7,666
The Gymboree Corp. *                                                                              426            6,543
Timberland Company, Class A *                                                                     461           29,776
Unifi, Inc. *                                                                                   1,144            3,352
Unifirst Corp. (a)                                                                                173            5,033
V.F. Corp.                                                                                      1,402           68,277
Vans, Inc. *                                                                                      337            6,925
Warnaco Group, Inc. *                                                                             662           14,081
Wellman, Inc. (a)                                                                                 581            4,724
Weyco Group, Inc. (a)                                                                             133            4,561
Wolverine World Wide, Inc.                                                                        538           14,123
                                                                                                          ------------
                                                                                                             1,132,847

AUTO PARTS - 0.42%
Aftermarket Technology Corp. * (a)                                                                386            6,369
American Axle & Manufacturing Holdings, Inc.                                                      701           25,488
Arvinmeritor, Inc.                                                                                941           18,415
AutoZone, Inc. *                                                                                1,152           92,275
BorgWarner, Inc.                                                                                  703           30,770
Collins & Aikman Corp. *                                                                        1,263            7,060
CSK Auto Corp. *                                                                                  668           11,450
Dana Corp.                                                                                      2,020           39,592
Delphi Corp.                                                                                    7,567           80,816
Federal Signal Corp. (a)                                                                          689           12,822
Gentex Corp.                                                                                    1,029           40,831
Genuine Parts Company                                                                           2,293           90,986
Johnson Controls, Inc.                                                                          2,509          133,930
Keystone Automotive Industries, Inc. * (a)                                                        241            6,722
Lear Corp.                                                                                        894           52,737
LKQ Corp. *                                                                                       318            5,893
Modine Manufacturing Company                                                                      504           16,052
Noble International, Ltd.                                                                         200            4,954
O'Reilly Automotive, Inc. * (a)                                                                   733           33,132
Pep Boys-- Manny, Moe & Jack (a)                                                                  786           19,925
R & B, Inc. * (a)                                                                                 317            6,210
Raytech Corp. *                                                                                 1,371            2,276
Sports Resorts International, Inc. * (a)                                                        1,065            4,047
Standard Motor Products, Inc., Class A (a)                                                        398            5,863

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

AUTO PARTS (CONTINUED)
Superior Industries International, Inc. (a)                                                       361     $     12,076
TBC Corp. *                                                                                       309            7,354
Tower Automotive, Inc. * (a)                                                                      967            3,520
Visteon Corp. (a)                                                                               1,823           21,274
                                                                                                          ------------
                                                                                                               792,839

AUTO SERVICES - 0.06%
AutoNation, Inc. *                                                                              3,545           60,619
Copart, Inc. *                                                                                  1,218           32,521
Dollar Thrifty Automotive Group, Inc. *                                                           332            9,110
Lithia Motors, Inc., Class A                                                                      226            5,600
Midas, Inc. *                                                                                     279            4,855
                                                                                                          ------------
                                                                                                               112,705

AUTOMOBILES - 0.50%
Dura Automotive Systems, Inc. * (a)                                                               333            3,047
Ford Motor Company                                                                             23,585          369,105
General Motors Corp.                                                                            7,489          348,913
Marine Products Corp. (a)                                                                         410            7,605
Monaco Coach Corp. (a)                                                                            401           11,296
Monro Muffler Brake, Inc.                                                                         250            6,065
PACCAR, Inc.                                                                                    2,342          135,813
Tenneco Automotive, Inc. *                                                                        655            8,666
Thor Industries, Inc.                                                                             785           26,266
United Auto Group, Inc.                                                                           568           17,409
                                                                                                          ------------
                                                                                                               934,185

BANKING - 6.64%
1St Source Corp. (a)                                                                              320            7,994
ABC Bancorp (a)                                                                                   365            7,424
Alabama National BanCorp (a)                                                                      202           11,205
Amcore Financial, Inc.                                                                            390           11,762
American National Bankshares, Inc. (a)                                                            410            8,930
AmSouth BanCorp                                                                                 4,613          117,493
Anchor BanCorp Wisconsin, Inc. (a)                                                                381           10,074
Associated Banc-Corp                                                                            1,380           40,889
Astoria Financial Corp.                                                                         1,028           37,604
Banc Corp. (a)                                                                                    781            5,084
Bancorpsouth, Inc. (a)                                                                            926           20,863
BancTrust Financial Group, Inc. (a)                                                               449            7,866
Bank Granite Corp. (a)                                                                            298            6,231
Bank Mutual Corp.                                                                               1,140           12,426
Bank of America Corp.                                                                          27,800        2,352,436
Bank of Hawaii Corp.                                                                              705           31,880
Bank of New York Company, Inc.                                                                 10,317          304,145
Bank One Corp.                                                                                 14,963          763,113
BankAtlantic Bancorp, Inc., Class A                                                               792           14,612
Banknorth Group, Inc.                                                                           2,212           71,846
BankUnited Financial Corp., Class A *                                                             439           11,326
Banner Corp.                                                                                      271            7,875
Bay View Capital Corp.                                                                          2,388            4,919
BB&T Corp.                                                                                      7,240          267,663
Bcsb Bankcorp, Inc.                                                                               420            5,578
BOK Financial Corp.                                                                               696           27,332
Boston Private Financial Holdings, Inc. (a)                                                       324            7,504
Bostonfed Bancorp Inc.                                                                            177            7,046
Brookline Bancorp, Inc.                                                                           869           12,748
Bryn Mawr Bank Corp. (a)                                                                          314            7,144
BSB Bancorp Inc. (a)                                                                              221            7,857
California First National Bancorp                                                                 400            5,312
Camco Financial Corp. (a)                                                                         502            7,028
Capital City Bank Group, Inc. (a)                                                                 206            8,156
Capital Corporation of The West (a)                                                               157            6,098
Capitol Bancorp, Ltd. (a)                                                                         247            6,424
Capitol Federal Financial (a)                                                                   1,023           30,588
Cardinal Financial Corp. * (a)                                                                    563            5,095
Cascade Financial Corp.                                                                           330            5,775
Cathay Bancorp, Inc. (a)                                                                          326           21,744
Cavalry BanCorp, Inc. (a)                                                                         397            6,344
Center Bancorp, Inc. (a)                                                                          353            3,950
Central Coast Bancorp                                                                             367            6,716
Central Pacific Financial Corp. (a)                                                               234            6,435
Century Bancorp, Inc. (a)                                                                         201            6,611
CFS Bancorp, Inc. (a)                                                                             599            7,937
Charter Financial Corp. (a)                                                                       323           10,982
Chemical Financial Corp.                                                                          333           12,284
Chittenden Corp.                                                                                  471           16,556
Citizens Banking Corp. (a)                                                                        573           17,792
City Bank Lynwood Washington (a)                                                                  200            6,404
City National Corp.                                                                               607           39,880
CNB Florida Bancshares, Inc. (a)                                                                  306            7,231
Coastal Financial Corp. (a)                                                                       378            5,651
CoBiz, Inc. (a)                                                                                   480            6,638
Colonial Bancgroup, Inc.                                                                        1,644           29,871
Columbia Banking System, Inc. (a)                                                                 315            6,993
Comerica, Inc.                                                                                  2,281          125,181
Commerce Bancorp, Inc. (a)                                                                        987           54,295
Commerce Bancshares, Inc.                                                                         834           38,318
Commercial Bankshares, Inc. (a)                                                                   334            8,874
Commercial Federal Corp.                                                                          583           15,799
Community Banks, Inc.                                                                             202            5,933
Community First Bankshares, Inc.                                                                  499           16,063
Community Trust Bancorp, Inc. (a)                                                                 207            6,314
Compass Bancshares, Inc.                                                                        1,547           66,521
Corus Bankshares, Inc.                                                                            398           16,362
Cullen Frost Bankers, Inc.                                                                        644           28,819
CVB Financial Corp.                                                                               673           14,658
Digital Insight Corp. *                                                                           491           10,178
Dime Community Bancorp, Inc.                                                                      619           10,820
Doral Financial Corp.                                                                           1,399           48,266
East West Bancorp, Inc.                                                                           630           19,341
Eastern Virginia Bankshares, Inc. (a)                                                             236            4,644
ESB Financial Corp. (a)                                                                           448            5,604
Exchange National Bancshares, Inc. (a)                                                            233            6,804
F.N.B. Corp. (a)                                                                                  639           13,036
Farmers Capital Bank Corp. (a)                                                                    224            8,008
FFLC Bancorp, Inc. (a)                                                                            300            7,548

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Fidelity Bankshares, Inc. (a)                                                                     225     $      7,976
Fidelity Southern Corp. (a)                                                                       497            6,809
Fifth Third Bancorp                                                                             7,504          403,565
Financial Institutions, Inc. (a)                                                                  218            5,385
First Albany Companies, Inc.                                                                      387            3,885
First BanCorp Puerto Rico                                                                         515           20,986
First Charter Corp.                                                                               494           10,764
First Citizens Bancshares, Inc.                                                                   125           15,250
First Commonwealth Financial Corp. (a)                                                          1,005           13,035
First Community Bancorp                                                                           225            8,649
First Defiance Financial Corp. (a)                                                                283            6,254
First Financial BanCorp (a)                                                                       704           12,475
First Financial Bankshares, Inc. (a)                                                              192            8,051
First Financial Holdings, Inc. (a)                                                                228            6,569
First Horizon National Corp.                                                                    1,587           72,161
First Indiana Corp. (a)                                                                           317            6,039
First M&F Corp. (a)                                                                               216            6,726
First Merchants Corp. (a)                                                                         277            7,188
First Midwest Bancorp, Inc.                                                                       574           20,211
First National Bankshares of Florida, Inc. (a)                                                    693           13,136
First Niagara Financial Group, Inc.                                                             1,153           13,836
First Oak Brook Bancshares, Inc., Class A                                                         216            6,545
First of Long Island Corp. (a)                                                                    152            7,019
First Place Financial Corp. (a)                                                                   338            6,277
First Republic Bank                                                                               191            8,228
First Sentinel Bancorp, Inc. (a)                                                                  400            8,220
First South Bancorp, Inc. (a)                                                                     295            6,623
First United Corp. (a)                                                                            362            7,045
Firstfed Financial Corp. * (a)                                                                    235            9,776
FirstMerit Corp. (a)                                                                            1,071           28,242
Flag Financial Corp. (a)                                                                          571            7,377
Flagstar Bancorp, Inc.                                                                            785           15,606
Florida Banks, Inc. *                                                                             297            6,424
Flushing Financial Corp.                                                                          374            6,601
FMS Financial Corp. (a)                                                                           366            6,390
FNB Corp. of North Carolina (a)                                                                   330            6,435
Foothill Independent Bancorp (a)                                                                  427            8,911
Frontier Financial Corp. (a)                                                                      209            7,302
Georgia Financial, Inc.                                                                           244            8,545
German American Bancorp (a)                                                                       476            7,997
Glacier Bancorp, Inc. (a)                                                                         307            8,648
Gold Banc Corporation, Inc. (a)                                                                   566            8,773
Golden West Financial Corp.                                                                     2,006          213,338
Greater Bay Bancorp (a)                                                                           691           19,970
Greater Community Bancorp (a)                                                                     519            7,406
Greenpoint Financial Corp.                                                                      1,742           69,157
Hancock Holding Company (a)                                                                       438           12,728
Hanmi Financial Corp. (a)                                                                         472           13,924
Harleysville National Corp. (a)                                                                   331            8,474
Heritage Commerce Corp. * (a)                                                                     521            7,596
Heritage Financial Corp. (a)                                                                      390            7,274
Hibernia Corp., Class A                                                                         1,985           48,236
HMN Financial Inc. (a)                                                                            236            5,959
Home Federal Bancorp                                                                              372            9,300
Hudson City Bancorp, Inc. (a)                                                                   2,511           83,968
Hudson River Bancorp, Inc. (a)                                                                    421            7,186
Hudson United Bancorp                                                                             542           20,206
Huntington Bancshares, Inc.                                                                     2,928           67,051
Independence Community Bank Corp.                                                               1,083           39,421
Independent Bank Corp.-- MA                                                                       231            6,687
Independent Bank Corp.-- MI (a)                                                                   289            7,341
Integra Bank Corp. (a)                                                                            351            7,733
Interchange Financial Services Corp. (a)                                                          257            6,394
Investors Financial Services Corp. (a)                                                            874           38,089
Irwin Financial Corp. (a)                                                                         383           10,111
Jefferson Bancshares, Inc. (a)                                                                    536            6,947
KeyCorp                                                                                         5,503          164,485
KNBT Bancorp, Inc.                                                                                429            7,164
LSB Bancshares, Inc. (a)                                                                          432            6,977
M&T Bank Corp.                                                                                  1,549          135,228
MAF Bancorp, Inc.                                                                                 381           16,261
Main Street Banks, Inc. (a)                                                                       286            8,037
Marshall & Ilsley Corp.                                                                         2,993          116,996
MB Financial, Inc.                                                                                365           13,436
Mercantile Bankshares Corp.                                                                       984           46,071
Merchants Bancshares, Inc. (a)                                                                    268            7,035
Mid-State Bancshares (a)                                                                          310            7,288
Midwest Banc Holdings, Inc. (a)                                                                   258            5,753
Mutualfirst Financial, Inc.                                                                       351            7,592
Nara Bancorp Inc. (a)                                                                             396            6,783
NASB Financial, Inc. (a)                                                                          172            7,260
National City Corp.                                                                             8,028          281,060
National Commerce Financial Corp.                                                               2,714           88,205
National Penn Bancshares, Inc. (a)                                                                374           11,123
Netbank, Inc. (a)                                                                                 714            7,804
New York Community Bancorp, Inc. (a)                                                            3,598           70,629
Newalliance Bancshares Inc                                                                      1,581           22,071
Newmil Bancorp Inc. (a)                                                                           243            7,169
North Fork Bancorp., Inc.                                                                       2,167           82,454
Northern States Financial Corp. (a)                                                               346            9,377
Northern Trust Corp.                                                                            2,896          122,443
Northrim Bancorp, Inc.                                                                            297            6,008
Northwest Bancorp, Inc.                                                                           705           16,145
Ohio Valley Banc Corp.                                                                            273            9,009
Old National Bancorp (a)                                                                          856           21,254
Oriental Financial Group, Inc. (a)                                                                309            8,365
PAB Bankshares, Inc. (a)                                                                          466            5,657
Pacific Capital Bancorp (a)                                                                       587           16,512
Pamrapo Bancorp, Inc.                                                                             313            7,340
Park National Corp. (a)                                                                           150           19,156
Parkvale Financial Corp. (a)                                                                      310            8,165
Partners Trust Financial Group (a)                                                                249            4,880
Peapack Gladstone Financial, Corp. (a)                                                            190            6,103
Pennrock Financial Services, Corp. (a)                                                            211            6,372

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

BANKING (CONTINUED)
Peoples Bancorp                                                                                   352     $      8,311
People's Bank Corp. (a)                                                                         1,264           39,374
Peoples Financial Corp.                                                                           446            7,698
PFF Bancorp, Inc.                                                                                 206            7,671
Popular, Inc.                                                                                   1,684           72,025
Princeton National Bancorp, Inc. (a)                                                              376           10,904
PrivateBankcorp, Inc. (a)                                                                         284            7,799
Prosperity Bancshares, Inc. (a)                                                                   300            7,305
Provident Bancorp, Inc.                                                                           669            7,627
Provident Bankshares Corp.                                                                        469           13,526
Provident Financial Group, Inc. (a)                                                               640           25,254
R & G Financial Corp., Class B                                                                    414           13,687
Rainier Pacific Financial Group, Inc.                                                             372            6,045
Redwood Empire Bancorp                                                                            348            8,383
Republic Bancorp, Inc., Class A                                                                   326            6,582
Republic Bancorp, Inc.                                                                            940           13,066
Riggs National Corp. (a)                                                                          414            8,744
Riverview Bancorp, Inc. (a)                                                                       453            9,386
S & T Bancorp, Inc. (a)                                                                           379           12,120
S Y Bancorp, Inc. (a)                                                                             284            6,648
Sandy Spring Bancorp, Inc. (a)                                                                    187            6,498
Santander Bancorp                                                                                 590           14,585
Savannah Bancorp, Inc. (a)                                                                        299            8,447
Security Bank Corp. (a)                                                                           202            7,020
Shore Bancshares, Inc. (a)                                                                        183            4,692
Silicon Valley Bancshares * (a)                                                                   484           19,191
Simmons First National Corp., Class A (a)                                                         252            6,560
Sky Financial Group, Inc.                                                                       1,193           29,503
South Financial Group, Inc. (a)                                                                   750           21,255
Southtrust Corp.                                                                                4,360          169,212
Southwest BanCorp of Texas, Inc.                                                                  425           18,751
Southwest Bancorp, Inc.                                                                           372            6,789
Sovereign Bancorp, Inc.                                                                         3,881           85,770
State Bancorp, Inc.                                                                               291            7,105
Sterling Bancorp                                                                                  227            6,270
Sterling Bancshares, Inc.                                                                         720           10,217
Sterling Financial Corp. (a)                                                                      325            8,460
Sterling Financial Corp. * (a)                                                                    438           13,959
Summit Bankshares, Inc. (a)                                                                       246            7,159
Sun Bancorp, Inc. of New Jersey                                                                   230            4,890
Sun Bancorp, Inc. (a)                                                                             379            8,486
SunTrust Banks, Inc.                                                                            3,725          242,088
Susquehanna Bancshares, Inc.                                                                      711           17,889
TCF Financial Corp.                                                                               886           51,432
Texas Regional Bancshares, Inc., Class A (a)                                                      374           17,170
TrustCo Bank Corp. (a)                                                                          1,171           15,340
Trustmark Corp.                                                                                   721           20,851
UCBH Holdings, Inc. (a)                                                                           578           22,843
Umpqua Holdings Corp. (a)                                                                         406            8,522
Union Planters Corp.                                                                            2,413           71,932
UnionBanCal Corp.                                                                               1,902          107,273
United Bankshares, Inc.                                                                           517           16,803
United Community Banks, Inc. (a)                                                                  516           12,993
Unizan Financial Corp. (a)                                                                        319            8,326
US Bancorp                                                                                     25,731          709,146
Valley National Bancorp (a)                                                                     1,190           30,083
Virginia Commerce Bancorp, Inc. * (a)                                                             183            5,400
W Holding Company, Inc.                                                                         1,357           23,300
Wachovia Corp.                                                                                 17,744          789,608
Washington Federal, Inc.                                                                          982           23,568
Washington Trust Bancorp, Inc. (a)                                                                241            6,259
Waypoint Financial Corp.                                                                          494           13,629
Webster Financial Corp.                                                                           663           31,174
Wells Fargo & Company                                                                          22,613        1,294,142
Wesbanco, Inc. (a)                                                                                256            7,457
West Coast Bancorp (a)                                                                            311            6,668
Westamerica Bancorporation                                                                        405           21,242
Westfield Financial, Inc. (a)                                                                     288            5,858
WFS Financial, Inc.                                                                               552           27,330
Whitney Holding Corp.                                                                             502           22,424
Willow Grove Bancorp, Inc.                                                                        408            6,491
Wilmington Trust Corp.                                                                            815           30,334
Wintrust Financial Corp. (a)                                                                      277           13,991
Yardville National Bancorp (a)                                                                    220            5,500
Zions BanCorp                                                                                   1,126           69,193
                                                                                                          ------------
                                                                                                            12,524,080

BIOTECHNOLOGY - 1.38%
Affymetrix, Inc. * (a)                                                                            803           26,282
Alfacell Corp * (a)                                                                               535            3,916
Amgen, Inc. *                                                                                  17,253          941,496
Applera Corp.-- Celera Genomics Group *                                                         1,045           12,028
Applera Corp.-Applied Biosystems Group                                                          2,757           59,965
Arena Pharmaceuticals, Inc. * (a)                                                                 624            3,407
Axonyx, Inc. *                                                                                    785            4,113
Biogen Idec, Inc. *                                                                             4,384          277,288
Bio-Rad Laboratories, Inc., Class A *                                                             331           19,483
Bioveris Corp. *                                                                                  448            3,727
Cell Therapeutics, Inc. * (a)                                                                     789            5,815
Cephalon, Inc. * (a)                                                                              742           40,068
Charles River Laboratories International, Inc. *                                                  608           29,713
Chiron Corp. *                                                                                  2,513          112,180
Ciphergen Biosystems, Inc. * (a)                                                                  549            4,019
Digene Corp. * (a)                                                                                285           10,411
Discovery Laboratories, Inc. * (a)                                                                684            6,560
Exelixis, Inc. *                                                                                1,057           10,665
Genentech, Inc.                                                                                 5,925          332,985
Genta, Inc. * (a)                                                                               1,380            3,450
Genvec, Inc. *                                                                                  1,123            3,448
Genzyme Corp. *                                                                                 3,017          142,795
Geron Corp. * (a)                                                                                 626            5,064
Harvard Bioscience, Inc. * (a)                                                                    626            2,804
Human Genome Sciences, Inc. *                                                                   1,794           20,864
ICOS Corp. * (a)                                                                                  861           25,692

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

BIOTECHNOLOGY (CONTINUED)
Integra LifeSciences Holdings Corp. * (a)                                                         364     $     12,838
Intermune, Inc. * (a)                                                                             487            7,510
Invitrogen Corp. *                                                                                684           49,241
Kosan Biosciences, Inc. * (a)                                                                     480            3,792
Lexicon Genetics, Inc. *                                                                          963            7,550
Martek Biosciences Corp. * (a)                                                                    390           21,906
Medarex, Inc. * (a)                                                                             1,143            8,332
MedImmune, Inc. *                                                                               3,324           77,782
MGI Pharma, Inc. (a)                                                                              956           25,822
Millennium Pharmaceuticals, Inc. *                                                              4,059           56,014
Millipore Corp. *                                                                                 653           36,810
Molecular Devices Corp. * (a)                                                                     257            4,569
Myriad Genetics, Inc. * (a)                                                                       413            6,162
Nabi Biopharmaceuticals *                                                                         824           11,717
Nektar Therapeutics * (a)                                                                         978           19,521
Neose Technologies, Inc. * (a)                                                                    458            3,815
Neurocrine Biosciences, Inc. *                                                                    479           24,836
Progenics Pharmaceuticals, Inc. * (a)                                                             303            5,103
Progress Software Corp. *                                                                         504           10,922
Protein Design Labs, Inc. *                                                                     1,284           24,563
Regeneration Technologies, Inc. * (a)                                                             458            4,914
Serologicals Corp. * (a)                                                                          351            7,017
Sirna Therapeutics, Inc. * (a)                                                                    975            2,867
Tanox, Inc. * (a)                                                                                 650           12,396
Telik, Inc. * (a)                                                                                 606           14,465
Transkaryotic Therapies, Inc. * (a)                                                               520            7,779
Trimeris, Inc. * (a)                                                                              351            5,065
Tularik, Inc. * (a)                                                                               918           22,766
Vion Pharmaceuticals, Inc. * (a)                                                                  937            3,898
                                                                                                          ------------
                                                                                                             2,608,210

BROADCASTING - 1.30%
Acme Communications, Inc. * (a)                                                                   524            3,616
Belo Corp., Class A                                                                             1,490           40,006
Citadel Broadcasting Corp. *                                                                      300            4,371
Clear Channel Communications, Inc.                                                              8,195          302,805
Cox Communications, Inc., Class A *                                                             7,881          219,013
Cox Radio, Inc., Class A *                                                                        526            9,142
Crown Media Holdings, Inc., Class A * (a)                                                       1,065            9,074
Cumulus Media, Inc., Class A *                                                                    720           12,103
Emmis Communications Corp., Class A *                                                             741           15,546
Entercom Communications Corp. *                                                                   673           25,103
Entravision Communications Corp., Class A *                                                       943            7,242
Fox Entertainment Group, Inc., Class A *                                                        5,622          150,107
Gray Television, Inc., Common                                                                     632            8,778
Hearst Argyle Television, Inc.                                                                    634           16,345
Journal Communications, Inc.                                                                      267            5,028
Liberty Media Corp., Series A                                                                  35,971          323,379
Liberty Media Intl Inc *                                                                        1,709           63,404
Mediacom Communications Corp., Class A * (a)                                                    1,324           10,354
New Frontier Media, Inc. * (a)                                                                    489            4,171
NTN Communications, Inc. *                                                                      1,243            3,903
Paxson Communications Corp. * (a)                                                               1,269            4,124
Radio One, Inc., Class A *                                                                      1,414           22,780
Regent Communications, Inc. *                                                                     763            4,723
Saga Communications, Inc., Class A *                                                              293            5,347
Salem Communications Corp., Class A *                                                             244            6,620
Sinclair Broadcast Group, Inc., Class A                                                           692            7,107
Sirius Satellite Radio, Inc. * (a)                                                             16,624           51,202
Spanish Broadcasting System, Inc., Class A *                                                      604            5,623
UnitedGlobalCom, Inc., Class A                                                                  5,135           37,280
Univision Communications, Inc., Class A *                                                       4,275          136,501
Viacom, Inc., Class B                                                                          23,210          829,061
Westwood One, Inc. *                                                                            1,296           30,845
World Wrestling Entertainment, Inc., Class A                                                      385            4,909
XM Satellite Radio Holdings, Inc., Class A * (a)                                                2,447           66,779
Young Broadcasting, Inc., Class A *                                                               336            4,418
                                                                                                          ------------
                                                                                                             2,450,809

BUILDING MATERIALS & CONSTRUCTION - 0.26%
American Standard Companies, Inc.                                                               2,884          116,254
Apogee Enterprises, Inc.                                                                          523            5,439
Dycom Industries, Inc. *                                                                          671           18,788
Eagle Materials, Inc., Class B                                                                    113            7,825
Eagle Materials, Inc. (a)                                                                         249           17,684
ElkCorp                                                                                           274            6,560
Griffon Corp. * (a)                                                                               382            8,511
Hughes Supply, Inc.                                                                               397           23,395
Lennox International, Inc.                                                                        854           15,457
Levitt Corp., Class A *                                                                           258            6,646
LSI Industries, Inc. (a)                                                                          487            5,601
Masco Corp.                                                                                     6,012          187,454
NCI Building Systems, Inc. *                                                                      271            8,821
Perini Corp. *                                                                                    406            4,332
RPM International, Inc.                                                                         1,547           23,514
Trex Company, Inc. * (a)                                                                          213            8,041
U.S. Concrete, Inc. *                                                                             603            4,251
WCI Commmunities, Inc. *                                                                          599           13,364
                                                                                                          ------------
                                                                                                               481,937

BUSINESS SERVICES - 2.61%
ABM Industries, Inc.                                                                              699           13,610
Activcard Corp. * (a)                                                                             705            5,118
Acxiom Corp.                                                                                    1,147           28,480
Administaff, Inc. * (a)                                                                           388            6,441
Advanced Marketing Services, Inc. (a)                                                             400            5,164
ADVO, Inc.                                                                                        417           13,728
Affiliated Computer Services, Inc., Class A *                                                   1,696           89,786
Alliance Data Systems Corp. *                                                                     173            7,309
AMERCO, Inc. * (a)                                                                                303            7,196
AMR Corp. * (a)                                                                                 2,193           26,557
Answerthink, Inc. *                                                                               766            4,389
APAC Customer Services, Inc. * (a)                                                              1,684            2,913
ARAMARK Corp., Class B                                                                          1,347           38,740
Arbitron, Inc. *                                                                                  402           14,681
Automatic Data Processing, Inc.                                                                 7,884          330,182

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Banta Corp.                                                                                       324     $     14,389
BearingPoint, Inc. *                                                                            2,628           23,310
Black Box Corp. (a)                                                                               250           11,815
Bowne & Company, Inc.                                                                             488            7,735
Bright Horizons Family Solutions, Inc. *                                                          179            9,596
Brinks Company                                                                                    746           25,551
Cadence Design Systems, Inc. *                                                                  3,491           51,073
Catalina Marketing Corp. * (a)                                                                    725           13,260
CDI Corp.                                                                                         269            9,307
Cendant Corp.                                                                                  13,784          337,432
Central Parking Corp. (a)                                                                         547           10,223
Ceridian Corp. *                                                                                1,955           43,988
Certegy, Inc.                                                                                     859           33,329
Charles River Associates, Inc. * (a)                                                              164            5,076
Charles Schwab Corp.                                                                           18,174          174,652
ChoicePoint, Inc. *                                                                             1,143           52,189
Clark, Inc. *                                                                                     296            5,491
Coinstar, Inc. * (a)                                                                              330            7,250
Compucom Systems, Inc. *                                                                          980            4,449
Compucredit Corp. *                                                                               684           11,833
Computer Sciences Corp. *                                                                       2,479          115,100
Convergys Corp. *                                                                               1,886           29,044
Corillian Corp. *                                                                                 747            3,765
Cornell Corrections, Inc. * (a)                                                                   292            3,971
Corporate Executive Board Company                                                                 491           28,375
CoStar Group, Inc. *                                                                              243           11,161
CSG Systems International, Inc. *                                                                 728           15,070
Deluxe Corp.                                                                                      588           25,578
DiamondCluster International, Inc., Class A *                                                     557            4,840
Digimarc Corp. * (a)                                                                              335            4,472
DST Systems, Inc. *                                                                             1,360           65,402
Dun & Bradstreet Corp. *                                                                          958           51,646
eFunds Corp. *                                                                                    688           12,040
Electro Rent Corp.                                                                                473            4,952
Electronic Arts, Inc.                                                                           3,984          217,327
Electronic Data Systems Corp.                                                                   6,426          123,058
Ennis Business Forms, Inc.                                                                        366            7,137
Entrust Technologies, Inc. *                                                                    1,034            4,653
Equifax, Inc.                                                                                   1,829           45,268
Euronet Worldwide, Inc. *                                                                         425            9,830
FactSet Research Systems, Inc. (a)                                                                452           21,366
Fair Isaac Corp. (a)                                                                              922           30,776
First Consulting Group * (a)                                                                      695            3,836
First Data Corp.                                                                               11,869          528,408
Fluor Corp.                                                                                     1,080           51,484
Forrester Research, Inc. *                                                                        339            6,322
FTI Consulting, Inc. * (a)                                                                        580            9,570
Gartner Group, Inc., Class A * (a)                                                              1,778           23,505
Geo Group, Inc. * (a)                                                                             205            4,182
Gevity HR, Inc.                                                                                   383           10,031
Global Payments, Inc. (a)                                                                         492           22,150
GP Strategies Corp. * (a)                                                                         583            3,842
GSI Commerce, Inc. * (a)                                                                          634            6,105
Harte-Hanks, Inc.                                                                               1,118           27,290
Healthcare Services Group Inc.                                                                    397            6,074
Heidrick & Struggles International, Inc. * (a)                                                    275            8,162
Hewitt Associates, Inc. * (a)                                                                     415           11,413
Hudson Highland Group, Inc. * (a)                                                                 200            6,132
ICT Group, Inc. * (a)                                                                             302            2,760
Informatica Corp. *                                                                             1,204            9,187
Information Holdings, Inc. * (a)                                                                  291            7,965
Insight Enterprises, Inc. *                                                                       682           12,112
Integrated Alarm Services Group * (a)                                                             531            2,867
Intervoice Brite, Inc. *                                                                          538            6,171
Iron Mountain, Inc. *                                                                           1,124           54,244
Jacobs Engineering Group, Inc. *                                                                  714           28,117
John H. Harland Company (a)                                                                       361           10,595
Kelly Services, Inc., Class A                                                                     502           14,960
Kforce.com, Inc. *                                                                                596            5,626
Korn/Ferry International * (a)                                                                    556           10,770
Kroll, Inc. * (a)                                                                                 570           21,022
Labor Ready, Inc. * (a)                                                                           597            9,254
Lightbridge, Inc. * (a)                                                                           551            3,086
Manpower, Inc.                                                                                  1,148           58,284
MAXIMUS, Inc. *                                                                                   296           10,496
McGrath Rentcorp                                                                                  204            7,538
Memberworks, Inc. * (a)                                                                           167            4,947
Mobius Management Systems, Inc. * (a)                                                             437            2,679
Moody's Corp.                                                                                   1,980          128,027
MPS Group, Inc. *                                                                               1,469           17,804
National Processing, Inc. *                                                                       732           21,045
Navigant Consulting Company *                                                                     637           13,657
NCO Group, Inc. *                                                                                 409           10,916
NCR Corp. *                                                                                     1,253           62,136
Paxar Corp. *                                                                                     554           10,814
Paychex, Inc.                                                                                   5,044          170,891
PDI, Inc. * (a)                                                                                   217            6,582
Perot Systems Corp., Class A *                                                                  1,519           20,157
Pitney Bowes, Inc.                                                                              3,079          136,246
Pre-Paid Legal Services, Inc. * (a)                                                               241            5,743
PRG-Schultz International, Inc. * (a)                                                           1,033            5,651
Quest Software, Inc. *                                                                          1,269           16,370
R.H. Donnelley Corp. *                                                                            410           17,933
R.R. Donnelley & Sons Company                                                                   2,777           91,697
Rent-Way, Inc. * (a)                                                                              503            4,527
Resource America, Inc.                                                                            344            8,118
Resources Connection, Inc. *                                                                      317           12,398
Rewards Network, Inc. * (a)                                                                       440            3,960
Reynolds & Reynolds Company, Class A                                                              825           19,082
Robert Half International, Inc.                                                                 2,291           68,203
Rollins, Inc.                                                                                     650           14,957
Scansource, Inc. *                                                                                170           10,101
Seachange International, Inc. * (a)                                                               388            6,549
Service Master Company                                                                          3,972           48,935

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
SFBC International, Inc. (a)                                                                      223     $      6,987
SITEL Corp. * (a)                                                                               1,402            5,916
SM&A * (a)                                                                                        455            3,936
Sonicwall, Inc. * (a)                                                                             953            8,196
Sothebys Holdings, Inc., Class A *                                                                850           13,566
Source Interlink Companies *                                                                      420            4,670
SOURCECORP, Inc. *                                                                                241            6,632
Spherion Corp. *                                                                                  883            8,954
SRA International, Inc., Class A *                                                                206            8,718
StarTek, Inc. (a)                                                                                 213            7,625
SunGuard Data Systems, Inc. *                                                                   3,781           98,306
Surmodics, Inc. * (a)                                                                             282            6,949
Syntel, Inc. (a)                                                                                  586            9,698
Sypris Solutions, Inc.                                                                            331            6,352
TALX Corp. (a)                                                                                    188            4,593
Teletech Holdings, Inc. * (a)                                                                   1,111            9,744
TETRA Technologies, Inc. *                                                                        747           12,191
The BISYS Group, Inc. *                                                                         1,621           22,791
The InterCept Group, Inc. * (a)                                                                   354            5,799
The Titan Corp. * (a)                                                                           1,105           14,343
Total Systems Services, Inc. (a)                                                                2,631           57,619
TRC Companies, Inc. * (a)                                                                         269            4,487
Tyler Technologies, Inc. * (a)                                                                    636            6,017
Unisys Corp. *                                                                                  4,446           61,711
URS Corp. *                                                                                       468           12,823
Valassis Communications, Inc. *                                                                   686           20,902
VERITAS Software Corp. *                                                                        5,711          158,195
Viad Corp. *                                                                                    1,136           30,683
Volt Information Sciences, Inc. * (a)                                                             246            7,752
Waste Industries USA                                                                              451            5,033
Watson Wyatt & Company Holdings                                                                   439           11,699
West Corp. *                                                                                      898           23,483
Wind River Systems, Inc. *                                                                      1,139           13,395
Wireless Facilities, Inc. * (a)                                                                   895            8,798
Zhone Technologies, Inc. (a)                                                                    1,293            5,043
Zomax Optical Media, Inc. *                                                                       941            3,548
                                                                                                          ------------
                                                                                                             4,921,912

CABLE AND TELEVISION - 1.27%
Cablevision Systems New York Group, Class A * (a)                                               2,954           58,046
Charter Communications, Inc., Class A * (a)                                                     4,174           16,362
Comcast Corp., Class A *                                                                       30,087          843,339
EchoStar Communications Corp., Class A *                                                        3,258          100,183
Insight Communications Company, Inc., Class A * (a)                                               780            7,223
Lin TV Corp. *                                                                                    355            7,526
LodgeNet Entertainment Corp. * (a)                                                                308            5,082
The DIRECTV Group, Inc. *                                                                      18,542          317,068
Time Warner Telecom, Inc., Class A * (a)                                                          818            3,427
Time Warner, Inc. *                                                                            58,346        1,025,723
TiVo, Inc. * (a)                                                                                1,144            8,111
                                                                                                          ------------
                                                                                                             2,392,090

CELLULAR COMMUNICATIONS - 0.88%
Alamosa Holdings, Inc. * (a)                                                                    1,441           10,591
AT&T Wireless Services, Inc. *                                                                 36,305          519,888
Dobson Communications Corp., Class A * (a)                                                      1,756            5,725
Motorola, Inc.                                                                                 31,187          569,163
Nextel Communications, Inc., Class A *                                                         14,243          379,718
Nextel Partners, Inc., Class A * (a)                                                            2,468           39,291
Novatel Wireless Inc * (a)                                                                        409           10,839
RF Micro Devices, Inc. * (a)                                                                    2,499           18,742
Telephone & Data Systems, Inc.                                                                    742           52,830
UbiquiTel, Inc. * (a)                                                                           1,417            5,980
US Unwired, Inc., Class A * (a)                                                                 1,992            5,876
Western Wireless Corp., Class A *                                                               1,154           33,362
                                                                                                          ------------
                                                                                                             1,652,005

CHEMICALS - 1.33%
A. Schulman, Inc.                                                                                 464            9,971
Aceto Corp.                                                                                       300            5,280
Air Products & Chemicals, Inc.                                                                  2,999          157,298
Airgas, Inc.                                                                                      976           23,336
Albany Molecular Research, Inc. *                                                                 467            6,038
Albemarle Corp.                                                                                   540           17,091
American Vanguard Corp. (a)                                                                       166            5,599
Arch Chemicals, Inc.                                                                              307            8,848
Ashland, Inc.                                                                                     910           48,057
Cabot Corp.                                                                                       812           33,048
Cabot Microelectronics Corp. * (a)                                                                341           10,438
Calgon Carbon Corp. (a)                                                                           786            5,266
Cambrex Corp.                                                                                     376            9,486
Crompton Corp.                                                                                  1,743           10,981
Cytec Industries, Inc.                                                                            496           22,543
Dow Chemical Company                                                                           12,316          501,261
E.I. Du Pont De Nemours & Company                                                              13,327          591,985
Eastman Chemical Company                                                                        1,028           47,524
Engelhard Corp.                                                                                 1,635           52,827
Ferro Corp.                                                                                       554           14,781
FMC Corp. *                                                                                       478           20,607
Georgia Gulf Corp.                                                                                449           16,101
Glenayre Technologies, Inc. *                                                                   1,413            3,250
Great Lakes Chemical Corp.                                                                        689           18,644
H.B. Fuller Company                                                                               400           11,360
Hawkins, Inc.                                                                                     572            6,853
Hercules, Inc. *                                                                                1,496           18,236
IMC Global, Inc.                                                                                1,585           21,239
Kronos Worldwide, Inc. (a)                                                                        333           11,389
Landec Corp. *                                                                                    585            3,996
Lubrizol Corp.                                                                                    637           23,327
Lyondell Chemical Company (a)                                                                   2,388           41,527
MacDermid, Inc.                                                                                   429           14,522
Material Sciences Corp. * (a)                                                                     400            4,260
Millennium Chemicals, Inc.                                                                        901           15,605
Minerals Technologies, Inc.                                                                       255           14,790
Newmarket Corp. * (a)                                                                             288            6,183
Nl Industries, Inc. (a)                                                                           760           11,020

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONTINUED)
Olin Corp. (a)                                                                                    977     $     17,215
OM Group, Inc. *                                                                                  407           13,435
Omnova Solutions, Inc. *                                                                          859            5,240
Penford Corp.                                                                                     320            5,616
Polyone Corp. *                                                                                 1,371           10,200
PPG Industries, Inc.                                                                            2,252          140,728
Praxair, Inc.                                                                                   4,328          172,731
Quaker Chemical Corp.                                                                             213            5,883
Rohm & Haas Company                                                                             2,951          122,703
Sigma-Aldrich Corp.                                                                               862           51,384
Solutia, Inc. *                                                                                 1,525              351
Techne Corp. *                                                                                    571           24,810
Terra Industries, Inc. * (a)                                                                    1,208            6,801
The Scotts Company, Class A *                                                                     413           26,382
Valence Technology, Inc. * (a)                                                                  1,278            4,384
Valhi, Inc. (a)                                                                                 1,670           18,988
Valspar Corp.                                                                                     635           31,998
W. R. Grace & Company * (a)                                                                     1,467            9,095
                                                                                                          ------------
                                                                                                             2,512,511

COAL - 0.08%
Arch Coal, Inc.                                                                                   714           26,125
CONSOL Energy, Inc. (a)                                                                         1,210           43,560
Massey Energy Company                                                                           1,032           29,113
Peabody Energy Corp.                                                                              817           45,744
Penn Virginia Resource Partners LP (a)                                                            194            6,935
                                                                                                          ------------
                                                                                                               151,477

COLLEGES & UNIVERSITIES - 0.19%
Apollo Group, Inc., Class A *                                                                   2,351          207,570
Career Education Corp.                                                                          1,342           61,142
Corinthian Colleges, Inc.                                                                       1,206           29,836
DeVry, Inc. * (a)                                                                                 949           26,022
ITT Educational Services, Inc. *                                                                  616           23,420
                                                                                                          ------------
                                                                                                               347,990

COMMERCIAL SERVICES - 0.01%
Cenveo, Inc. * (a)                                                                              1,105            3,238
Chemed Corp. (a)                                                                                  136            6,596
Providence Service Corp. *                                                                        245            4,604
Proxymed, Inc. * (a)                                                                              225            3,793
                                                                                                          ------------
                                                                                                                18,231

COMPUTERS & BUSINESS EQUIPMENT - 3.37%
3Com Corp. *                                                                                    5,225           32,656
ADE Corp. * (a)                                                                                   240            5,186
Advanced Digital Information Corp. *                                                              910            8,827
Aether Systems, Inc. * (a)                                                                        938            3,227
Agilysys, Inc. (a)                                                                                516            7,116
Anteon International Corp. *                                                                      455           14,842
Apple Computer, Inc. *                                                                          4,949          161,040
Applied Films Corp. *                                                                             208            6,036
Avanex Corp. * (a)                                                                              2,075            8,072
Benchmark Electronics, Inc.                                                                       557           16,209
Brocade Communications Systems, Inc. *                                                          3,508           20,978
Brooks Automation, Inc. *                                                                         626           12,614
CACI International, Inc., Class A *                                                               390           15,772
CDW Corp.                                                                                       1,129           71,985
Cognizant Technology Solutions Corp., Class A                                                   1,724           43,807
Computer Network Technology Corp. * (a)                                                           539            3,229
Concurrent Computer Corp. * (a)                                                                 1,416            2,804
Cray, Inc. * (a)                                                                                1,060            7,017
Datastream Systems, Inc. *                                                                        507            3,285
Dell, Inc. *                                                                                   34,259        1,227,157
Diebold, Inc.                                                                                     942           49,804
Digi International, Inc. *                                                                        402            4,309
Dot Hill Systems Corp. *                                                                          642            7,197
Echelon Corp. * (a)                                                                               621            6,949
Electronics For Imaging, Inc. *                                                                   728           20,573
EMC Corp. *                                                                                    32,359          368,893
EMS Technologies, Inc. *                                                                          212            4,119
Enterasys Networks, Inc. *                                                                      3,114            6,571
Extreme Networks, Inc. *                                                                        1,695            9,356
Falconstor Software, Inc. * (a)                                                                   763            5,890
FileNET Corp. *                                                                                   516           16,290
Foundry Networks, Inc. *                                                                        1,829           25,734
FSI International, Inc. *                                                                         583            4,553
Gateway, Inc. *                                                                                 5,182           23,319
General Binding, Corp. *                                                                          307            4,755
Gerber Scientific, Inc. *                                                                         582            4,109
GTECH Holdings Corp. (a)                                                                          776           35,937
Helix Technology Corp.                                                                            387            8,255
Henry, Jack & Associates, Inc.                                                                  1,197           24,060
Hewlett-Packard Company                                                                        40,795          860,774
Hypercom Corp. * (a)                                                                              833            7,039
Infocus Corp. *                                                                                   637            5,414
Ingram Micro, Inc., Class A *                                                                   2,036           29,461
Intergraph Corp. *                                                                                553           14,301
International Business Machines Corp.                                                          23,004        2,027,803
Iomega Corp. (a)                                                                                1,028            5,736
Ixia *                                                                                            904            8,895
Komag Inc. * (a)                                                                                  399            5,574
Kronos, Inc.                                                                                      422           17,386
Lexar Media, Inc. * (a)                                                                         1,091            7,288
Lexmark International, Inc. *                                                                   1,713          165,356
Liveperson, Inc. * (a)                                                                            898            2,703
Maxtor Corp. *                                                                                  3,322           22,025
Merge Technologies, Inc. * (a)                                                                    238            3,482
Micros Systems, Inc. *                                                                            245           11,753
Mindspeed Technologies, Inc. *                                                                  1,503            7,455
Mobility Electronics, Inc. *                                                                      500            4,210
MTS Systems Corp.                                                                                 318            7,457
National Instruments Corp. (a)                                                                  1,046           32,060
Netscout Systems, Inc. * (a)                                                                      542            3,572
Network Appliance, Inc. *                                                                       4,625           99,576
Nuance Communications, Inc. * (a)                                                                 674            3,073
Oplink Communications, Inc. *                                                                   2,459            4,721

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Overland Storage, Inc. * (a)                                                                      279     $      3,708
Palmone, Inc. (a)                                                                                 692           24,061
PEC Solutions, Inc. * (a)                                                                         441            5,261
Phoenix Technology, Ltd. * (a)                                                                    523            3,656
Pinnacle Systems, Inc. *                                                                          997            7,129
Plexus Corp. *                                                                                    624            8,424
Pomeroy Computer Resources, Inc.                                                                  323            3,850
Quantum Corp. * (a)                                                                             2,617            8,113
Radiant Systems, Inc. *                                                                           657            3,081
RadiSys Corp. * (a)                                                                               302            5,608
Rimage Corp. *                                                                                    297            4,458
Sandisk Corp. (a)                                                                               2,136           46,330
SCM Microsystems, Inc. * (a)                                                                      531            3,452
Seagate Technology, Inc. (a)                                                                      937           13,521
SI International, Inc. * (a)                                                                      200            4,078
Silicon Graphics, Inc. * (a)                                                                    3,232            7,110
Silicon Storage Technology, Inc. * (a)                                                          1,307           13,462
Simpletech, Inc. * (a)                                                                            881            3,004
Sonic Solutions * (a)                                                                             309            6,566
Standard Microsystems Corp. *                                                                     251            5,853
Storage Technology Corp. *                                                                      1,468           42,572
Stratasys, Inc. (a)                                                                               177            4,383
Sun Microsystems, Inc. *                                                                       44,104          191,411
Sybase, Inc. *                                                                                  1,277           22,986
Sykes Enterprises, Inc. *                                                                         711            5,375
Synaptics, Inc. *                                                                                 363            6,951
Tech Data Corp. *                                                                                 764           29,895
Transact Technologies, Inc. (a)                                                                   201            6,356
Transmeta Corp. * (a)                                                                           2,505            5,486
Trident Microsystems, Inc.                                                                        393            4,406
Tripath Technology, Inc. * (a)                                                                    851            2,766
Virage Logic Corp. * (a)                                                                          440            4,004
Western Digital Corp. *                                                                         2,821           24,430
Witness Systems, Inc. *                                                                           374            4,544
Xerox Corp. *                                                                                  10,632          154,164
Xybernaut Corp. * (a)                                                                           2,820            4,709
                                                                                                          ------------
                                                                                                             6,354,809

CONSTRUCTION & MINING EQUIPMENT - 0.08%
A.S.V., Inc. *                                                                                    207            6,481
Astec Industries, Inc. *                                                                          387            7,287
Buckeye Partners, LP                                                                              463           18,775
Carbo Ceramics, Inc. (a)                                                                          229           15,629
Dril-Quip, Inc. *                                                                                 345            6,452
Kaman Corp., Class A (a)                                                                          424            5,932
Layne Christensen Company *                                                                       393            6,504
Matrix Service Company (a)                                                                        332            3,038
National Oilwell, Inc. *                                                                        1,120           35,269
Parker Drilling Company *                                                                       1,854            7,082
Rowan Companies, Inc. *                                                                         1,364           33,186
                                                                                                          ------------
                                                                                                               145,635

CONSTRUCTION MATERIALS - 0.21%
Ameron International Corp. (a)                                                                    146            4,983
Applied Industrial Technologies, Inc.                                                             255            7,681
Clarcor, Inc.                                                                                     335           15,343
Comfort Systems USA, Inc. *                                                                       737            4,709
EMCOR Group, Inc. * (a)                                                                           202            8,884
Florida Rock Industries, Inc.                                                                     578           24,374
Forest City Enterprises, Inc.                                                                     655           34,715
Granite Construction, Inc.                                                                        575           10,482
JLG Industries, Inc. (a)                                                                          627            8,709
Lafarge Corp.                                                                                     904           39,143
Martin Marietta Materials, Inc.                                                                   642           28,460
Regal Beloit Corp. (a)                                                                            342            7,613
Sherwin-Williams Company                                                                        1,929           80,150
Simpson Manufacturing, Inc.                                                                       317           17,790
Standex International Corp.                                                                       254            6,909
Trinity Industries, Inc. (a)                                                                      644           20,473
Universal Forest Products, Inc.                                                                   303            9,772
USG Corp. * (a)                                                                                   609           10,706
Vulcan Materials Company                                                                        1,318           62,671
                                                                                                          ------------
                                                                                                               403,567

CONTAINERS & GLASS - 0.23%
Ball Corp.                                                                                        739           53,245
Bemis Company, Inc.                                                                             1,362           38,476
Greif Brothers Corp., Class A                                                                     313           13,224
Interpool, Inc. (a)                                                                               367            6,074
Jarden Corp. (a)                                                                                  357           12,848
Longview Fibre Company                                                                            798           11,755
Mobile Mini, Inc. * (a)                                                                           234            6,648
Owens-Illinois, Inc. *                                                                          2,033           34,073
Packaging Corp. of America                                                                      1,407           33,627
Pactiv Corp. *                                                                                  1,967           49,057
Sealed Air Corp. *                                                                              1,128           60,089
Silgan Holdings, Inc. (a)                                                                         250           10,078
Smurfit-Stone Container Corp.                                                                   3,331           66,453
Sonoco Products Company                                                                         1,266           32,283
West Pharmaceutical Services, Inc.                                                                200            8,460
                                                                                                          ------------
                                                                                                               436,390

COSMETICS & TOILETRIES - 2.02%
Alberto Culver Company, Class B                                                                 1,073           53,800
Avon Products, Inc.                                                                             5,980          275,917
Chattem, Inc. * (a)                                                                               300            8,661
Colgate-Palmolive Company                                                                       6,995          408,858
Del Labs, Inc.                                                                                    163            5,056
Elizabeth Arden, Inc. *                                                                           370            7,785
Estee Lauder Companies, Inc., Class A                                                           1,533           74,780
Helen Troy, Ltd. * (a)                                                                            357           13,163
Intermediate Parfums, Inc. (a)                                                                    277            5,775
International Flavors & Fragrances, Inc.                                                        1,168           43,683
Kimberly-Clark Corp.                                                                            6,491          427,627
Natures Sunshine Products, Inc.                                                                   574            8,174
Nu Skin Enterprises, Inc., Class A (a)                                                            959           24,282
Playtex Products, Inc. *                                                                        1,070            8,367

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

COSMETICS & TOILETRIES (CONTINUED)
Revlon, Inc., Class A * (a)                                                                     1,306     $      3,853
The Gillette Company                                                                           13,285          563,284
The Procter & Gamble Company                                                                   34,344        1,869,687
                                                                                                          ------------
                                                                                                             3,802,752

CRUDE PETROLEUM & NATURAL GAS - 1.56%
Amerada Hess Corp.                                                                              1,160           91,860
Apache Corp.                                                                                    4,234          184,391
Burlington Resources, Inc.                                                                      4,936          178,584
Cabot Oil & Gas Corp., Class A                                                                    416           17,597
Chesapeake Energy Corp. (a)                                                                     3,008           44,278
ChevronTexaco Corp.                                                                            14,289        1,344,738
Cimarex Energy Company *                                                                          554           16,747
Devon Energy Corp.                                                                              3,035          200,310
EOG Resources, Inc.                                                                             1,431           85,445
Fx Energy, Inc. * (a)                                                                             750            6,682
Harvest Natural Resources, Inc. * (a)                                                             541            8,066
Helmerich & Payne, Inc.                                                                           662           17,311
Hydril *                                                                                          387           12,191
Newfield Exploration Company *                                                                    675           37,624
Occidental Petroleum Corp.                                                                      5,111          247,424
Patina Oil & Gas Corp. (a)                                                                        866           25,867
Patterson-UTI Energy, Inc.                                                                      1,088           36,350
Pioneer Natural Resources Company                                                               1,493           52,374
Plains Exploration & Production Company *                                                       1,036           19,011
Pogo Producing Company                                                                            798           39,421
Quicksilver Resources, Inc. * (a)                                                                 337           22,603
Spinnaker Exploration Company *                                                                   435           17,130
Sunoco, Inc.                                                                                    1,025           65,211
Swift Energy Company *                                                                            392            8,648
TEPPCO Partners, LP (a)                                                                           860           32,749
Unit Corp. *                                                                                      597           18,776
XTO Energy, Inc.                                                                                3,351           99,826
                                                                                                          ------------
                                                                                                             2,931,214

DOMESTIC OIL - 0.43%
Brigham Exploration Company * (a)                                                                 615            5,646
Comstock Resources, Inc. * (a)                                                                    441            8,582
Delta Petroleum Corp. * (a)                                                                       638            8,581
Denbury Resources, Inc. *                                                                         742           15,545
Dorchester Minerals LP                                                                            439            8,349
Double Eagle Petroleum & Mining Company *                                                         263            3,595
Encore Aquisition Company *                                                                       414           11,551
Energy Partners, Ltd. * (a)                                                                       468            7,160
EnergySouth, Inc. (a)                                                                             224            8,965
Enterprise Products Partners LP (a)                                                             2,783           59,139
Evergreen Resources, Inc.                                                                         515           20,806
Exploration Company * (a)                                                                         754            2,858
Forest Oil Corp. * (a)                                                                            674           18,414
Frontier Oil Corp. (a)                                                                            364            7,713
Holly Corp. (a)                                                                                   218            8,153
Houston Exploration Company *                                                                     405           20,995
KCS Energy, Inc. *                                                                                656            8,738
Magnum Hunter Resources, Inc. * (a)                                                               888            9,217
Marathon Oil Corp.                                                                              4,514          170,810
Maverick Tube Corp. *                                                                             577           15,152
McMoran Exploration Company * (a)                                                                 335            5,219
Meridian Resource Corp. * (a)                                                                     885            6,142
Murphy Oil Corp.                                                                                1,219           89,840
Noble Energy, Inc.                                                                                692           35,292
Oil States International, Inc. *                                                                  733           11,215
Plains Resources, Inc. *                                                                          452            7,661
Prima Energy Corp. *                                                                              184            7,281
Range Resources Corp.                                                                             820           11,972
Remington Oil Gas Corp. *                                                                         361            8,520
St. Mary Land & Exploration Company                                                               361           12,870
Stone Energy Corp. *                                                                              315           14,389
Sunoco Logistics Partners LP (a)                                                                  199            7,144
Syntroleum Corp. *                                                                                833            5,514
TETRA Technologies, Inc.                                                                          301            8,082
Unocal Corp.                                                                                    3,281          124,678
Vintage Petroleum, Inc.                                                                           908           15,409
Whiting Petroleum Corp. *                                                                         256            6,438
Williams Clayton Energy, Inc. *                                                                   200            4,780
Wiser Oil Co. *                                                                                   517            5,485
World Fuel Services Corp. (a)                                                                     171            7,709
                                                                                                          ------------
                                                                                                               815,609

DRUGS & HEALTH CARE - 0.43%
1 800 Contacts * (a)                                                                              254            3,768
Abaxis, Inc. * (a)                                                                                306            5,808
Abiomed, Inc. * (a)                                                                               530            6,667
Accelrys, Inc. (a)                                                                                426            4,200
Aksys, Ltd. * (a)                                                                                 560            3,265
Alliance Imaging, Inc. *                                                                        1,182            5,402
ALPHARMA, Inc., Class A (a)                                                                       671           13,742
Antigenics, Inc. * (a)                                                                            711            6,086
Ariad Pharmaceuticals, Inc. * (a)                                                                 788            5,902
Arrow International, Inc.                                                                         587           17,563
Atrix Labatories, Inc. *                                                                          294           10,078
Beverly Enterprises, Inc. * (a)                                                                 1,538           13,227
Biomarin Pharmaceutical, Inc. * (a)                                                             1,049            6,294
Bone Care International, Inc. * (a)                                                               301            7,049
Bradley Pharmaceuticals, Inc., Class A * (a)                                                      218            6,082
Candela Corp. (a)                                                                                 400            3,920
Cardiodynamics International Corp. * (a)                                                          800            4,040
Cell Genesys, Inc. * (a)                                                                          680            7,065
Closure Medical Corp. * (a)                                                                       216            5,424
CNS, Inc.                                                                                         393            3,942
Columbia Laboratories, Inc. * (a)                                                                 858            2,969
Conmed Corp. *                                                                                    411           11,261
Corixa Corp. * (a)                                                                                945            4,413
Curagen Corp. * (a)                                                                               862            5,181
Curis, Inc. * (a)                                                                                 876            3,872
CV Therapeutics, Inc. * (a)                                                                       455            7,626
D & K Wholesale Drug, Inc.                                                                        304            3,648
Datascope Corp.                                                                                   204            8,097

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

DRUGS & HEALTH CARE (CONTINUED)
Dendreon Corp. * (a)                                                                              836     $     10,241
Depome, Inc. * (a)                                                                                616            3,049
Diversa Corp. *                                                                                   690            6,990
DOV Pharmaceutical, Inc. * (a)                                                                    277            3,867
Duane Reade, Inc. *                                                                               396            6,467
Dyax Corp. * (a)                                                                                  471            5,534
Enzo Biochem, Inc. * (a)                                                                          494            7,410
Enzon Pharmaceuticals, Inc. *                                                                     636            8,115
Genencor International, Inc. * (a)                                                                864           14,144
Gentiva Health Services, Inc. *                                                                   413            6,715
Healthextras, Inc. * (a)                                                                          503            8,335
Hillenbrand Industries, Inc.                                                                      820           49,569
Hollis Eden Pharmaceuticals * (a)                                                                 323            3,892
IDX Systems Corp. *                                                                               410           13,075
I-Flow Corp. * (a)                                                                                339            4,021
ILEX Oncology, Inc. *                                                                             570           14,244
Illumina, Inc. *                                                                                  592            3,759
ImClone Systems, Inc. * (a)                                                                     1,009           86,562
Immucor Corp. * (a)                                                                               285            9,277
Immunogen, Inc. * (a)                                                                             724            4,424
Immunomedics, Inc. * (a)                                                                          866            4,217
Impax Laboratories, Inc. * (a)                                                                    802           15,543
Intuitive Surgical, Inc.                                                                          471            8,949
Invacare Corp. (a)                                                                                395           17,664
Kos Pharmaceuticals, Inc. * (a)                                                                   504           16,617
K-V Pharmaceutical Company, Class A (a)                                                           667           15,401
Landauer, Inc.                                                                                    157            7,012
Luminex Corp. * (a)                                                                               510            5,131
Mannatech, Inc. (a)                                                                               481            4,618
Matria Healthcare, Inc. * (a)                                                                     200            5,014
Maxim Pharmaceuticals, Inc. * (a)                                                                 518            4,999
Maxygen, Inc. *                                                                                   572            6,046
Medical Action Inc. *                                                                             224            4,122
Mentor Corp. (a)                                                                                  613           21,020
Meridian Bioscience, Inc. (a)                                                                     472            5,229
Micro Therapeutics, Inc. * (a)                                                                  1,028            4,348
Nanogen, Inc. * (a)                                                                               557            3,743
NDCHealth Corp.                                                                                   497           11,530
NeoPharm, Inc. * (a)                                                                              402            4,153
Neurogen Corp. * (a)                                                                              443            3,314
Nutraceutical International Corp. *                                                               267            5,690
Ocular Sciences, Inc. *                                                                           349           13,262
Option Care, Inc. (a)                                                                             362            5,524
OraSure Technologies, Inc. * (a)                                                                  696            6,772
Orthodontic Centers America, Inc. * (a)                                                           767            6,282
OrthoLogic Corp. * (a)                                                                            616            5,341
Parexel International Corp. * (a)                                                                 366            7,247
Perrigo Company                                                                                   955           18,116
Pharmacopeia Drug Discovery, Inc. * (a)                                                           298            1,693
Pharmos Corp. * (a)                                                                             1,488            6,116
Praecis Pharmaceuticals, Inc. * (a)                                                             1,001            3,804
Prime Hospitality Corp. *                                                                         712            7,561
Quidel Corp. * (a)                                                                                577            3,399
Resources Care, Inc. * (a)                                                                        422            5,359
Rigel Pharmaceuticals, Inc. * (a)                                                                 291            4,135
Savient Pharmaceuticals, Inc. * (a)                                                             1,204            2,986
Seattle Genetics, Inc. *                                                                          690            4,851
Sola International, Inc. *                                                                        445            7,667
Synovis Life Technologies, Inc. * (a)                                                             254            2,730
Theragenics Corp. *                                                                               799            3,691
Third Wave Technologies, Inc. * (a)                                                               933            4,189
US Oncology, Inc. *                                                                             1,168           17,193
Vaxgen, Inc. * (a)                                                                                382            5,409
Vital Signs, Inc.                                                                                 192            5,576
Vivus, Inc. * (a)                                                                                 977            3,556
Zila, Inc. * (a)                                                                                  975            4,787
Zymogenetics, Inc. * (a)                                                                          742           14,098
                                                                                                          ------------
                                                                                                               801,985

EDUCATIONAL SERVICES - 0.06%
eCollege.com * (a)                                                                                324            5,184
Education Management Corp.                                                                        974           32,006
Laureate Education, Inc. *                                                                        590           22,562
Leapfrog Enterprises, Inc., Class A * (a)                                                         400            7,956
Learning Tree International, Inc. * (a)                                                           342            4,962
Princeton Review, Inc. * (a)                                                                      545            4,126
Renaissance Learning, Inc. (a)                                                                    437            9,797
Strayer Education, Inc. (a)                                                                       183           20,417
                                                                                                          ------------
                                                                                                               107,010

ELECTRICAL EQUIPMENT - 2.97%
A.O. Smith Corp.                                                                                  372           11,826
Aaon, Inc. * (a)                                                                                  274            5,532
American Power Conversion Corp.                                                                 2,656           52,190
AMETEK, Inc.                                                                                      882           27,254
Anaren, Inc. *                                                                                    339            5,539
Anixter International, Inc.                                                                       497           16,913
Artesyn Technologies, Inc. * (a)                                                                  619            5,571
Audiovox Corp., Class A * (a)                                                                     369            6,229
AVX Corp. (a)                                                                                   2,353           34,001
Baldor Electric Company                                                                           456           10,648
BEI Technologies, Inc.                                                                            256            7,247
Bel Fuse, Inc., Class A                                                                           233            8,379
Belden, Inc.                                                                                      418            8,958
C & D Technologies, Inc.                                                                          395            7,043
Cable Design Technologies Corp. * (a)                                                             706            7,484
Cohu, Inc.                                                                                        299            5,693
Cooper Industries, Ltd., Class A                                                                1,207           71,708
Craftmade International, Inc.                                                                     224            4,435
Dupont Photomasks, Inc. * (a)                                                                     250            5,083
Emerson Electric Company                                                                        5,602          356,007
Encore Wire Corp. * (a)                                                                           278            7,664
Excel Technology, Inc. *                                                                          186            6,184
General Cable Corp. * (a)                                                                         605            5,173
General Electric Company                                                                      140,591        4,554,573
Genlyte Group, Inc. *                                                                             168           10,564

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Hubbell, Inc., Class B                                                                            786     $     36,714
Littelfuse, Inc. *                                                                                314           13,317
Magnetek, Inc. *                                                                                  644            5,371
Methode Electronics, Inc., Class A                                                                544            7,056
Metrologic Instruments, Inc. (a)                                                                  343            6,839
Molex, Inc.                                                                                     2,515           80,681
Penn Engineering & Manufacturing Corp.                                                            328            7,032
Plug Power, Inc. * (a)                                                                          1,095            8,191
Powell Industries, Inc. * (a)                                                                     237            4,048
Power-One, Inc. * (a)                                                                           1,193           13,099
Preformed Line Products Company (a)                                                               165            3,844
Rayovac Corp. *                                                                                   447           12,561
Sirf Technology Hldgs Inc *                                                                       600            7,842
Symbol Technologies, Inc.                                                                       3,124           46,048
Tektronix, Inc.                                                                                 1,144           38,919
Ultralife Batteries, Inc. * (a)                                                                   250            4,840
Universal Electronics, Inc. * (a)                                                                 408            7,152
Vicor Corp. (a)                                                                                   609           11,126
W.H. Brady Company, Class A                                                                       318           14,660
Watsco, Inc.                                                                                      316            8,870
Wesco International, Inc. *                                                                       596           10,966
Wilson Greatbatch Technologies, Inc. * (a)                                                        305            8,525
                                                                                                          ------------
                                                                                                             5,599,599

ELECTRICAL UTILITIES - 2.08%
Allegheny Energy, Inc. * (a)                                                                    1,736           26,752
ALLETE, Inc.                                                                                    1,172           39,028
Alliant Corp.                                                                                   1,466           38,233
Ameren Corp. (a)                                                                                2,396          102,932
American Electric Power Company, Inc.                                                           5,282          169,024
Avista Corp.                                                                                      725           13,355
Black Hills Corp.                                                                                 432           13,608
Calpine Corp. * (a)                                                                             5,650           24,408
CenterPoint Energy, Inc. (a)                                                                    4,160           47,840
Central Vermont Public Service Corp. (a)                                                          332            6,803
CH Energy Group, Inc. (a)                                                                         270           12,539
Cinergy Corp.                                                                                   2,354           89,452
Cleco Corp.                                                                                       744           13,377
CMS Energy Corp. * (a)                                                                          2,240           20,451
Consolidated Edison, Inc.                                                                       2,955          117,491
Constellation Energy Group, Inc.                                                                2,207           83,645
Dominion Resources, Inc.                                                                        4,295          270,929
DPL, Inc.                                                                                       1,734           33,674
DTE Energy Company (a)                                                                          2,136           86,593
Duke Energy Corp.                                                                              12,135          246,219
Duquesne Light Holdings, Inc. (a)                                                               1,097           21,183
Edison International                                                                            4,374          111,843
El Paso Electric Company *                                                                        760           11,734
Empire District Electric Company (a)                                                              374            7,521
Entergy Corp.                                                                                   3,019          169,094
Exelon Corp.                                                                                    8,786          292,486
FirstEnergy Corp.                                                                               4,395          164,417
FPL Group, Inc.                                                                                 2,416          154,503
Great Plains Energy, Inc.                                                                         947           28,126
Green Mountain Power Corp.                                                                        290            7,569
Hawaiian Electric Industries, Inc. (a)                                                            966           25,213
IDACORP, Inc. (a)                                                                                 532           14,364
MGE Energy, Inc.                                                                                  296            9,659
Northeast Utilities                                                                             1,688           32,865
Nrg Energy, Inc. *                                                                              1,334           33,083
NSTAR                                                                                             674           32,271
OGE Energy Corp.                                                                                1,204           30,666
Otter Tail Corp. (a)                                                                              416           11,174
Pepco Holdings, Inc.                                                                            2,225           40,673
PG&E Corp. *                                                                                    5,616          156,911
Pinnacle West Capital Corp.                                                                     1,176           47,499
PNM Resources, Inc.                                                                               810           16,824
PPL Corp.                                                                                       2,351          107,911
Public Service Enterprise Group, Inc.                                                           3,092          123,773
Puget Energy, Inc.                                                                              1,245           27,278
Quanta Services, Inc. * (a)                                                                     1,692           10,524
Reliant Energy, Inc. *                                                                          4,027           43,612
Sierra Pacific Resources * (a)                                                                  1,685           12,991
TECO Energy, Inc. (a)                                                                           2,499           29,963
Texas Genco Holdings, Inc. (a)                                                                    229           10,326
The AES Corp. *                                                                                 8,434           83,750
The Southern Company                                                                            9,822          286,311
TXU Corp.                                                                                       4,336          175,651
UIL Holding Corp. (a)                                                                             262           12,757
Unisource Energy Corp. (a)                                                                        497           12,351
Unitil Corp.                                                                                      338            8,906
Westar Energy, Inc.                                                                             1,175           23,394
Wisconsin Energy Corp.                                                                          1,521           49,600
WPS Resources Corp.                                                                               466           21,599
                                                                                                          ------------
                                                                                                             3,916,728

ELECTRONICS - 0.84%
Adaptec, Inc. *                                                                                 1,544           13,062
Adobe Systems, Inc.                                                                             3,173          147,544
Agilent Technologies, Inc. *                                                                    6,439          188,534
Amphenol Corp., Class A                                                                         1,179           39,284
Anadigics, Inc. * (a)                                                                             690            3,560
Analogic Corp. (a)                                                                                195            8,274
Ansoft Corp. *                                                                                    300            4,578
Arrow Electronics, Inc. *                                                                       1,485           39,828
Artisan Components, Inc. * (a)                                                                    309            7,972
August Technology Corp. * (a)                                                                     329            4,126
Avnet, Inc. *                                                                                   1,598           36,275
Bell Microproducts, Inc. * (a)                                                                    542            4,385
California Micro Devices Corp. * (a)                                                              339            3,909
Celestica, Inc. * (a)                                                                             259            5,167
Checkpoint Systems, Inc. *                                                                        444            7,961
CTS Corp. (a)                                                                                     535            6,452
Cubic Corp. (a)                                                                                   390            8,163
Daktronics, Inc. * (a)                                                                            279            6,961
Digital Theater Systems, Inc. * (a)                                                               257            6,721

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

ELECTRONICS (CONTINUED)
Electro Scientific Industries, Inc. *                                                             416     $     11,777
Engineered Support Systems, Inc. (a)                                                              350           20,478
FEI Company * (a)                                                                                 472           11,286
FLIR Systems, Inc. *                                                                              445           24,430
Franklin Electric, Inc.                                                                           308           11,630
Harman International Industries, Inc.                                                             876           79,716
Hutchinson Technology, Inc. * (a)                                                                 373            9,172
Identix, Inc. * (a)                                                                             1,352           10,099
II-VI, Inc.                                                                                       221            6,776
Imation Corp.                                                                                     458           19,515
Integrated Silicon Solution, Inc. * (a)                                                           500            6,105
Intermagnetics General Corp. * (a)                                                                240            8,167
InVision Technologies, Inc. * (a)                                                                 238           11,876
Itron, Inc. * (a)                                                                                 296            6,790
Jabil Circuit, Inc. *                                                                           2,677           67,407
Keithley Instruments, Inc.                                                                        241            5,338
Kemet Corp. *                                                                                   1,209           14,774
L-3 Communications Holdings, Inc.                                                               1,394           93,119
LeCroy Corp. *                                                                                    211            3,800
Medis Technologies, Ltd. * (a)                                                                    399            6,472
Mentor Graphics Corp. *                                                                           910           14,078
Mercury Computer Systems, Inc. *                                                                  327            8,110
Merix Corp. * (a)                                                                                 328            3,720
NVE Corp. * (a)                                                                                   100            3,995
OSI Systems, Inc. * (a)                                                                           247            4,923
Park Electrochemical Corp.                                                                        292            7,373
Pemstar, Inc. * (a)                                                                             1,071            2,485
Photon Dynamics, Inc. * (a)                                                                       244            8,557
Planar Systems Inc. * (a)                                                                         268            3,589
Rogers Corp. *                                                                                    230           16,077
Sanmina-SCI Corp. *                                                                             6,979           63,509
SBS Technologies, Inc. *                                                                          284            4,564
Solectron Corp. *                                                                              12,991           84,052
Stoneridge, Inc. *                                                                                361            6,137
Superconductor Technologies * (a)                                                                 984            1,210
Supertex, Inc. * (a)                                                                              256            4,183
Sycamore Networks, Inc. *                                                                       3,814           16,133
Synopsys, Inc.                                                                                  2,040           57,997
Taser International, Inc. * (a)                                                                   400           17,332
Technitrol, Inc. *                                                                                556           12,176
Teleflex, Inc.                                                                                    486           24,373
Thermo Electron Corp. *                                                                         2,168           66,644
Thomas & Betts Corp.                                                                              784           21,348
Trimble Navigation, Ltd.                                                                          682           18,953
TTM Technologies, Inc. * (a)                                                                      591            7,003
Universal Display Corp. * (a)                                                                     455            4,887
Varian, Inc. *                                                                                    475           20,021
Verisity, Ltd. *                                                                                  420            2,520
Viisage Technology, Inc. * (a)                                                                    545            4,752
Vishay Intertechnology, Inc. *                                                                  2,132           39,613
Woodhead Industries, Inc.                                                                         306            4,731
X-Rite, Inc.                                                                                      419            6,092
Zebra Technologies Corp., Class A                                                                 635           55,245
Zygo Corp. * (a)                                                                                  332            3,715
                                                                                                          ------------
                                                                                                             1,591,580

ENERGY - 0.30%
Energen Corp.                                                                                     426           20,444
Energy East Corp.                                                                               1,913           46,390
Fuelcell Energy, Inc. * (a)                                                                       644            7,522
Hanover Compressor Company * (a)                                                                1,165           13,863
Headwaters, Inc. * (a)                                                                            472           12,239
KFx, Inc. * (a)                                                                                   789            6,012
MDU Resources Group, Inc.                                                                       1,433           34,435
New Jersey Resources Corp.                                                                        373           15,509
Progress Energy, Inc.                                                                           3,201          141,004
Quantum Fuel Systems Technologies Worldwide, Inc. * (a)                                           675            4,104
SCANA Corp.                                                                                     1,429           51,973
Sempra Energy                                                                                   2,964          102,051
Southwestern Energy Company *                                                                     491           14,077
Xcel Energy, Inc.                                                                               5,360           89,566
                                                                                                          ------------
                                                                                                               559,189

FEDERAL AGRICULTURE MTG. CORP. - 0.00%
Federal Agricultural Mortgage Corp., Class A *                                                    303            5,730

FINANCIAL SERVICES - 6.85%
A.G. Edwards, Inc.                                                                              1,037           35,289
Accredited Home Lenders Holding Company * (a)                                                     280            7,882
Ace Cash Express, Inc. * (a)                                                                      207            5,318
Advanta Corp., Class A (a)                                                                        507           11,118
Affiliated Managers Group, Inc. (a)                                                               403           20,299
Alliance Capital Management Holding, LP (a)                                                       980           33,271
Americredit Corp. * (a)                                                                         2,122           41,443
Ameritrade Holding Corp. *                                                                      5,674           64,400
Asta Funding Inc. (a)                                                                             268            4,663
Bear Stearns Companies, Inc.                                                                    1,354          114,156
Blackrock, Inc., Class A                                                                          244           15,574
BNP Residential Properties, Inc. (a)                                                              818           10,748
BP Prudhoe Bay Royalty Trust (a)                                                                  299            9,738
Capital One Financial Corp.                                                                     3,139          214,645
Capitalsource Inc. * (a)                                                                          312            7,628
Charter Municipal Mortgage Acceptance Company, SBI (a)                                            640           12,582
Charter One Financial, Inc.                                                                     2,967          131,112
Chicago Merchantile Exchange (a)                                                                  442           63,812
CIT Group, Inc.                                                                                 2,873          110,007
Citigroup, Inc.                                                                                69,118        3,213,987
Citizens South Banking Corp. (a)                                                                  545            7,183
City Holding Company (a)                                                                          262            8,274
Commercial Capital Bancorp, Inc. (a)                                                              450            7,816
Countrywide Financial Corp.                                                                     3,687          259,012
Credit Acceptance Corp. * (a)                                                                     578            8,710
Cross Timbers Royalty Trust (a)                                                                   243            6,721
Delphi Financial Group, Inc.                                                                      410           18,245

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Downey Financial Corp.                                                                            341     $     18,158
E*TRADE Financial Corp. *                                                                       4,920           54,858
Eaton Vance Corp.                                                                                 889           33,969
Encore Capital Group, Inc. * (a)                                                                  357            4,716
Federal Home Loan Mortgage Corp.                                                                9,252          585,652
Federal National Mortgage Association                                                          12,989          926,895
Federated Investors, Inc., Class B                                                              1,391           42,203
Financial Federal Corp. *                                                                         273            9,626
First Marblehead Corp. *                                                                          840           33,818
Fiserv, Inc. *                                                                                  2,582          100,414
Franklin Resources, Inc.                                                                        3,330          166,766
Friedman, Billings, Ramsey Group, Inc. (a)                                                      1,868           36,968
Fulton Financial Corp.                                                                          1,587           31,978
Gabelli Asset Management, Inc., Class A (a)                                                       106            4,505
H & R Block, Inc.                                                                               2,395          114,194
Harbor Florida Bancshares, Inc.                                                                   392           10,784
Hugoton Royalty Trust SBI (a)                                                                     546           12,482
IndyMac Bancorp, Inc.                                                                             688           21,741
Instinet Group, Inc. *                                                                            622            3,284
Interactive Data Corp. *                                                                        1,264           22,019
International Bancshares Corp.                                                                    698           28,304
Inveresk Research Group Inc. *                                                                    516           15,913
Investment Technology Group, Inc. *                                                               654            8,365
Investors Real Estate Trust, SBI (a)                                                              702            7,287
Ipayment, Inc. * (a)                                                                              246           10,086
iStar Financial, Inc.                                                                           1,332           53,280
J.P. Morgan Chase & Company                                                                    27,514        1,066,718
Janus Capital Group, Inc.                                                                       3,170           52,273
Jeffries Group, Inc.                                                                              753           23,283
Knight Trading Group, Inc. *                                                                    1,584           15,872
LaBranche & Company, Inc. (a)                                                                     850            7,157
Legg Mason, Inc.                                                                                  874           79,543
Lehman Brothers Holdings, Inc.                                                                  3,695          278,049
Leucadia National Corp.                                                                           906           45,028
MBNA Corp.                                                                                     17,108          441,215
Mellon Financial Corp.                                                                          5,705          167,328
Merrill Lynch & Company, Inc.                                                                  12,605          680,418
Metris Companies, Inc. *                                                                          904            7,856
Morgan Stanley                                                                                 14,528          766,643
National Financial Partners Corp.                                                                 467           16,471
National Health Realty, Inc., REIT (a)                                                            460            7,783
NBT Bancorp, Inc. (a)                                                                             523           11,684
New Century Financial Corp. (a)                                                                   471           22,052
Nuveen Investments, Inc., Class A (a)                                                           1,295           34,706
Ocwen Financial Corp. * (a)                                                                     1,010           12,160
Piper Jaffray Companies, Inc. * (a)                                                               265           11,986
PNC Financial Services Group                                                                    3,783          200,802
Portfolio Recovery Associates, Inc. * (a)                                                         236            6,506
Providian Financial Corp. *                                                                     3,895           57,140
Regions Financial Corp.                                                                         2,878          105,191
Sanders Morris Haris Group, Inc. (a)                                                              462            6,814
Saxon Capital, Inc. *                                                                             389            8,881
Seacoast Financial Services Corp.                                                                 430           14,878
SEI Investment Company                                                                          1,396           40,540
SLM Corp.                                                                                       6,004          242,862
State Street Corp.                                                                              4,442          217,836
Stifel Financial Corp. *                                                                          238            6,474
Student Loan Corp.                                                                                266           36,309
SWS Group, Inc.                                                                                   316            4,835
Synovus Financial Corp.                                                                         3,972          100,571
T. Rowe Price Group, Inc.                                                                       1,679           84,622
Tarragon Realty Investments, Inc.                                                                 362            5,339
The Goldman Sachs Group, Inc.                                                                   6,488          610,910
Thornburg Mortgage Asset Corp. (a)                                                                948           25,549
Triad Guaranty, Inc. *                                                                            218           12,688
UMB Financial Corp. (a)                                                                           273           14,092
United Community Financial Corp. (a)                                                              610            7,930
United Panam Financial Corp. * (a)                                                                316            5,388
Waddell & Reed Financial, Inc., Class A                                                         1,104           24,409
Washington Mutual, Inc.                                                                        11,769          454,754
Wesco Financial Corp.                                                                              93           33,666
Westcorp, Inc.                                                                                    683           31,042
World Acceptance Corp. * (a)                                                                      303            5,554
                                                                                                          ------------
                                                                                                            12,915,705

FOOD & BEVERAGES - 3.43%
American Italian Pasta Company, Class A (a)                                                       247            7,529
Anheuser-Busch Companies, Inc.                                                                 10,817          584,118
Bob Evans Farms, Inc.                                                                             488           13,361
Bridgford Foods Corp. (a)                                                                         610            5,124
Calavo Growers, Inc.                                                                              525            6,798
Campbell Soup Company                                                                           5,470          147,034
Chalone Wine Group, Ltd. * (a)                                                                    732            7,869
Chiquita Brands International, Inc. *                                                             572           11,966
Coca-Cola Bottling Company                                                                        147            8,510
Coca-Cola Enterprises, Inc.                                                                     6,069          175,940
ConAgra Foods, Inc.                                                                             7,155          193,757
Constellation Brands, Inc., Class A *                                                           1,327           49,272
Corn Products International, Inc. (a)                                                             486           22,623
Dean Foods Company *                                                                            2,024           75,515
Del Monte Foods Company *                                                                       2,707           27,503
Farmer Brothers Company (a)                                                                       270            7,244
Fisher Communications, Inc. *                                                                     126            6,342
Flowers Foods, Inc.                                                                               636           16,631
General Mills, Inc.                                                                             4,918          233,753
Green Medium Term Note Coffee, Inc. * (a)                                                         232            4,308
H.J. Heinz Company                                                                              4,653          182,398
Hain Celestial Group, Inc. *                                                                      499            9,032
Hershey Foods Corp.                                                                             3,400          157,318
Hormel Foods Corp.                                                                              1,816           56,478
Interstate Bakeries Corp.                                                                         680            7,378
J & J Snack Foods Corp. * (a)                                                                     138            5,635
John B. Sanfilippo & Son, Inc. * (a)                                                              176            4,703
Kellogg Company                                                                                 5,440          227,664
Kraft Foods, Inc., Class A                                                                      3,613          114,460

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

FOOD & BEVERAGES (CONTINUED)
Lance, Inc.                                                                                       486     $      7,484
M & F Worldwide Corp. * (a)                                                                       344            4,713
McCormick & Company, Inc.                                                                       1,783           60,622
National Beverage Corp.                                                                           696            6,911
Nuco2, Inc. * (a)                                                                                 308            6,068
Peets Coffee & Tea, Inc. * (a)                                                                    252            6,297
PepsiAmericas, Inc.                                                                             1,908           40,526
PepsiCo, Inc.                                                                                  22,960        1,237,085
Performance Food Group Company * (a)                                                              587           15,579
Pilgrims Pride Corp. (a)                                                                          913           26,422
Ralcorp Holdings, Inc. *                                                                          395           13,904
Riviana Foods, Inc. (a)                                                                           244            6,385
Robert Mondavi Corp., Class A *                                                                   168            6,219
Sanderson Farms, Inc. (a)                                                                         283           15,174
Sara Lee Corp.                                                                                 10,384          238,728
Seabord Corp.                                                                                      18            8,963
Sensient Technologies Corp. (a)                                                                   620           13,318
Smithfield Foods, Inc. *                                                                        1,460           42,924
Starbucks Corp. *                                                                               5,307          230,748
The Coca-Cola Company                                                                          32,724        1,651,908
The J.M. Smucker Company                                                                          746           34,249
The Pepsi Bottling Group, Inc.                                                                  3,481          106,310
The Steak & Shake Company *                                                                       407            7,416
Tootsie Roll Industries, Inc.                                                                     675           21,937
Tyson Foods, Inc., Class A                                                                      4,701           98,486
Usana Health Sciences (a)                                                                         271            8,423
William Wrigley Jr. Company                                                                     2,967          187,069
                                                                                                          ------------
                                                                                                             6,474,131

FOREST PRODUCTS - 0.12%
Caraustar Industries, Inc. *                                                                      476            6,716
Deltic Timber Corp. (a)                                                                           186            7,142
Rayonier, Inc.                                                                                    646           28,715
Weyerhaeuser Company                                                                            2,933          185,131
                                                                                                          ------------
                                                                                                               227,704

FUNERAL SERVICES - 0.03%
Alderwoods Group, Inc. * (a)                                                                      600            7,320
Service Corp. International *                                                                   4,123           30,386
Stewart Enterprises, Inc., Class A *                                                            1,549           12,609
                                                                                                          ------------
                                                                                                                50,315

FURNITURE & FIXTURES - 0.08%
American Woodmark Corp.                                                                           120            7,182
Ethan Allen Interiors, Inc. (a)                                                                   488           17,524
Furniture Brands International, Inc.                                                              731           18,312
Kimball International, Inc., Class B                                                              669            9,868
La-Z-Boy, Inc. (a)                                                                                678           12,190
Leggett & Platt, Inc.                                                                           2,530           67,576
Stanley Furniture Company, Inc.                                                                   170            7,159
Steelcase, Inc.                                                                                   683            9,562
                                                                                                          ------------
                                                                                                               149,373

GAS & PIPELINE UTILITIES - 0.51%
AGL Resources, Inc.                                                                               802           23,298
American States Water Company (a)                                                                 297            6,902
Aquila, Inc. *                                                                                  2,746            9,776
Atmos Energy Corp. (a)                                                                            647           16,563
California Water Service Group (a)                                                                300            8,265
Chesapeake Utilities Corp. (a)                                                                    446           10,124
Dynegy, Inc., Class A * (a)                                                                     5,175           22,046
El Paso Corp.                                                                                   8,456           66,633
Equitable Resources, Inc.                                                                         710           36,714
Global Industries, Ltd. * (a)                                                                   1,710            9,781
Inergy LP (a)                                                                                     296            7,110
KeySpan Corp.                                                                                   2,040           74,868
Kinder Morgan Management LLC                                                                      646           23,753
Kinder Morgan, Inc.                                                                             1,633           96,821
Magellan Midstream Partners LP (a)                                                                199           10,119
Markwest Energy Partners LP (a)                                                                   177            6,657
Markwest Hydrocarbon, Inc.                                                                        434            5,100
Middlesex Water Company (a)                                                                       418            8,101
National Fuel Gas Company                                                                         986           24,650
Nicor, Inc. (a)                                                                                   541           18,378
NiSource, Inc.                                                                                  3,377           69,634
Northwest Natural Gas Company                                                                     398           12,139
NUI Corp. (a)                                                                                     393            5,738
ONEOK, Inc.                                                                                     1,290           28,367
Pacific Energy Partners LP (a)                                                                    312            8,125
Peoples Energy Corp. (a)                                                                          410           17,282
Piedmont Natural Gas, Inc. (a)                                                                    483           20,624
Questar Corp.                                                                                   1,090           42,118
Semco Energy, Inc. (a)                                                                          1,016            5,913
Southern Union Company                                                                            961           20,258
Southwest Gas Corp.                                                                               502           12,113
Southwest Water Company (a)                                                                       493            6,172
TC Pipelines, LP                                                                                  286            9,197
Transmontaigne, Inc. *                                                                            827            4,449
UGI Corp.                                                                                         670           21,507
Ultra Petroleum Corp. *                                                                           968           36,135
Valero, LP (a)                                                                                    217           10,633
Vectren Corp.                                                                                     944           23,685
Western Gas Resources, Inc. (a)                                                                   880           28,582
WGL Holdings, Inc. (a)                                                                            652           18,725
Williams Companies, Inc.                                                                        6,964           82,872
                                                                                                          ------------
                                                                                                               969,927

GOLD - 0.01%
Meridian Gold, Inc. *                                                                           1,249           16,200
Royal Gold, Inc. (a)                                                                              354            5,016
                                                                                                          ------------
                                                                                                                21,216

HEALTHCARE PRODUCTS - 3.33%
Advanced Medical Optics, Inc. *                                                                   407           17,326
Advanced Neuromodulation Systems, Inc. (a)                                                        277            9,086
Align Technology, Inc. * (a)                                                                      836           15,884
American Medical Systems Holdings, Inc. *                                                         463           15,603
Apogent Technologies, Inc. *                                                                    1,169           37,408
Arthrocare Corp. * (a)                                                                            302            8,782

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
Aspect Medical Systems, Inc. *                                                                    383     $      7,074
Bausch & Lomb, Inc.                                                                               682           44,378
Baxter International, Inc.                                                                      8,139          280,877
Beckman Coulter, Inc.                                                                             821           50,081
Becton, Dickinson & Company                                                                     3,353          173,685
Biolase Technology, Inc. * (a)                                                                    363            4,886
Biomet, Inc.                                                                                    3,405          151,318
Biosite, Inc. * (a)                                                                               224           10,062
Boston Scientific Corp.                                                                        10,974          469,687
Bruker BioSciences Corp. *                                                                      1,315            6,404
C.R. Bard, Inc.                                                                                 1,306           73,985
Caliper Life Sciences, Inc. *                                                                     605            2,813
Cardia Science Inc. *                                                                           1,463            3,584
Coherent, Inc. *                                                                                  429           12,806
Computer Programs & Systems, Inc.                                                                 216            4,402
Conceptus, Inc. * (a)                                                                             398            4,478
CTI Molecular Imaging, Inc. *                                                                     645            9,146
Cyberonics, Inc. * (a)                                                                            321           10,709
Cypress Biosciences, Inc. * (a)                                                                   359            4,929
Cytyc Corp. *                                                                                   1,477           37,471
Dade Behring Holdings, Inc. *                                                                     560           26,611
DENTSPLY International, Inc.                                                                    1,012           52,725
Diagnostic Products Corp.                                                                         371           16,302
DJ Orthopedics, Inc. *                                                                            307            7,061
Edwards Lifesciences Corp. *                                                                      784           27,322
Encore Medical Corp. * (a)                                                                        705            4,442
Endocardial Solutions, Inc. * (a)                                                                 452            4,678
EPIX Medical, Inc. *                                                                              355            7,491
Fisher Scientific International, Inc. * (a)                                                       828           47,817
Gen-Probe, Inc.                                                                                   669           31,657
Guidant Corp.                                                                                   4,164          232,684
Haemonetics Corp. *                                                                               360           10,674
Hanger Orthopedic Group, Inc. * (a)                                                               307            3,598
Henry Schein, Inc. *                                                                              560           35,358
Hologic, Inc. *                                                                                   302            7,022
ICU Medical, Inc. * (a)                                                                           212            7,108
IDEXX Laboratories, Inc. *                                                                        463           29,141
INAMED Corp.                                                                                      469           29,477
Inverness Medical Innovations, Inc. * (a)                                                         278            6,088
Ivax Diagnostics, Inc. *                                                                          720            4,608
Johnson & Johnson                                                                              39,633        2,207,558
Kensey Nash Corp. * (a)                                                                           198            6,831
Kinetic Concepts, Inc. *                                                                          239           11,926
Kyphon, Inc. * (a)                                                                                545           15,358
LCA-Vision, Inc. * (a)                                                                            210            6,117
Lifeline Systems, Inc.                                                                            255            6,033
Medtronic, Inc.                                                                                16,197          789,118
Merit Medical Systems, Inc.                                                                       385            6,133
Owens & Minor, Inc.                                                                               530           13,727
Patterson Companies, Inc. *                                                                       902           68,994
Patterson Dental Company * (a)                                                                      0                0
Polymedica Corp. (a)                                                                              339           10,523
Priority Healthcare Corp., Class B * (a)                                                          546           12,531
PSS World Medical, Inc. * (a)                                                                     989           11,077
ResMed, Inc. *                                                                                    440           22,422
Respironics, Inc. *                                                                               447           26,261
SonoSite, Inc. * (a)                                                                              245            5,858
St. Jude Medical, Inc. *                                                                        2,295          173,617
STERIS Corp. *                                                                                    914           20,620
Stryker Corp.                                                                                   5,334          293,370
Sybron Dental Specialties, Inc. *                                                                 526           15,701
The Cooper Companies, Inc.                                                                        432           27,289
The Medicines Company *                                                                           653           19,923
Thermogenesis Corp. *                                                                             823            3,893
Thoratec Corp. *                                                                                  779            8,359
Tripath Imaging, Inc. * (a)                                                                       609            5,731
Varian Medical Systems, Inc. *                                                                    909           72,129
Ventana Medical Systems, Inc. *                                                                   239           11,360
Viasys Healthcare, Inc. *                                                                         406            8,489
VISX, Inc. *                                                                                      660           17,635
VitalWorks, Inc. *                                                                                956            3,308
Wright Medical Group, Inc. *                                                                      461           16,412
Young Innovations, Inc. (a)                                                                       164            4,166
Zimmer Holdings, Inc. *                                                                         3,226          284,533
Zoll Medical Corp. *                                                                              151            5,297
                                                                                                          ------------
                                                                                                             6,271,027

HEALTHCARE SERVICES - 1.53%
Accredo Health, Inc. *                                                                            642           25,006
Amedisys, Inc. * (a)                                                                              210            6,938
America Service Group, Inc. *                                                                     126            4,379
American Healthways, Inc. (a)                                                                     462           12,298
AMERIGROUP Corp. * (a)                                                                            320           15,744
AMN Healthcare Services, Inc. * (a)                                                               469            7,171
Apria Healthcare Group, Inc. *                                                                    664           19,057
Cardinal Health, Inc.                                                                           5,801          406,360
Cerner Corp. * (a)                                                                                478           21,309
CorVel Corp. * (a)                                                                                189            5,358
Covance, Inc. *                                                                                   838           32,330
Coventry Health Care, Inc.                                                                      1,186           57,995
Cross Country Healthcare Inc. * (a)                                                               488            8,857
DaVita, Inc.                                                                                    1,317           40,603
Eclipsys Corp. * (a)                                                                              660           10,072
Express Scripts, Inc. *                                                                         1,017           80,577
First Health Group Corp. *                                                                      1,270           19,825
Genesis Healthcare Corp. *                                                                        273            7,928
HCA, Inc.                                                                                       6,334          263,431
Health Net, Inc. *                                                                              1,502           39,803
Hooper Holmes, Inc.                                                                             1,031            5,918
Humana, Inc. *                                                                                  2,145           36,250
IMPAC Medical Systems, Inc. *                                                                     229            3,350
IMS Health, Inc.                                                                                3,175           74,422
Kindred Healthcare, Inc. (a)                                                                      513           13,518
LabOne, Inc. *                                                                                    246            7,818
Laboratory Corp. of America Holdings *                                                          1,890           75,033

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

HEALTHCARE SERVICES (CONTINUED)
Lincare Holdings, Inc. *                                                                        1,288     $     42,324
Magellan Health Services, Inc. *                                                                  497           16,625
McKesson Corp.                                                                                  3,857          132,411
Medco Health Solutions, Inc. *                                                                  3,605          135,188
Medical Staffing Network Holdings, Inc. * (a)                                                     585            3,767
MedQuist, Inc. *                                                                                  564            6,458
National Healthcare Corp. (a)                                                                     217            6,078
National Medical Health Card Systems, Inc. *                                                      148            3,972
NeighborCare, Inc.                                                                                629           19,707
Odyssey Healthcare, Inc. (a)                                                                      519            9,768
Omnicare, Inc.                                                                                  1,364           58,393
Oxford Health Plans, Inc.                                                                       1,069           58,838
PacifCare Health Systems, Inc. (a)                                                              1,120           43,299
Pediatrix Medical Group, Inc. *                                                                   312           21,793
Per-Se Technologies, Inc. *                                                                       463            6,732
Quest Diagnostics, Inc.                                                                         1,372          116,551
Renal Care Group, Inc.                                                                            970           32,136
Sierra Health Services, Inc. * (a)                                                                381           17,031
Specialty Laboratories, Inc. * (a)                                                                428            3,835
The Advisory Board Company *                                                                      200            7,120
United Surgical Partners International, Inc. *                                                    377           14,880
UnitedHealth Group, Inc.                                                                        8,377          521,468
US Physical Therapy, Inc. * (a)                                                                   312            4,278
Vistacare, Inc. * (a)                                                                             246            4,563
Weight Watchers International, Inc. * (a)                                                       1,423           55,696
Wellchoice, Inc. *                                                                                231            9,563
Wellpoint Health Networks, Inc. *                                                               2,020          226,260
                                                                                                          ------------
                                                                                                             2,880,084

HOLDINGS COMPANIES/CONGLOMERATES - 0.71%
Berkshire Hathaway, Inc., Class A *                                                                15        1,334,250

HOMEBUILDERS - 0.34%
Beazer Homes USA, Inc. (a)                                                                        169           16,952
Centex Corp.                                                                                    1,635           74,801
Champion Enterprises, Inc. * (a)                                                                1,003            9,208
D.R. Horton, Inc.                                                                               3,098           87,983
Dominion Homes, Inc. * (a)                                                                        160            3,696
Hovnanian Enterprises, Inc., Class A (a)                                                          810           28,115
KB HOME                                                                                           601           41,247
Lennar Corp., Class A                                                                           2,060           92,123
Lyon William Homes * (a)                                                                          137           12,625
M.D.C. Holdings, Inc.                                                                             422           26,843
Meritage Corp. *                                                                                  154           10,595
NVR, Inc. * (a)                                                                                    85           41,157
Orleans Homebuilders, Inc. * (a)                                                                  283            5,453
Palm Harbor Homes, Inc. * (a)                                                                     368            6,525
Pulte Homes, Inc.                                                                               1,663           86,526
Ryland Group, Inc.                                                                                319           24,946
Schottenstein Homes, Inc. (a)                                                                     167            6,780
Standard Pacific Corp.                                                                            439           21,643
Toll Brothers, Inc. * (a)                                                                         960           40,627
Walter Industries, Inc. (a)                                                                       612            8,336
                                                                                                          ------------
                                                                                                               646,181

HOTELS & RESTAURANTS - 1.03%
Ameristar Casinos, Inc.                                                                           369           12,391
Applebee's International, Inc.                                                                  1,083           24,931
Argosy Gaming Corp. *                                                                             391           14,702
Aztar Corp. *                                                                                     468           13,104
Boca Resorts, Inc., Class A * (a)                                                                 591           11,714
Boyd Gaming Corp.                                                                                 880           23,382
Brinker International, Inc. *                                                                   1,228           41,899
Caesars Entertainment, Inc. *                                                                   4,031           60,465
California Pizza Kitchen, Inc. *                                                                  320            6,131
CBRL Group, Inc.                                                                                  650           20,052
CEC Entertainment, Inc.                                                                           523           15,434
Chicago Pizza & Brewery, Inc. * (a)                                                               376            5,719
Choice Hotels, Inc.                                                                               476           23,876
CKE Restaurants, Inc. * (a)                                                                       944           12,584
Darden Restaurants, Inc.                                                                        2,169           44,573
Frischs Restaurants, Inc.                                                                         188            5,593
Harrah's Entertainment, Inc.                                                                    1,439           77,850
Hilton Hotels Corp.                                                                             5,024           93,748
IHOP Corp. (a)                                                                                    304           10,871
Jack In the Box, Inc. *                                                                           495           14,701
Krispy Kreme Doughnuts, Inc. * (a)                                                                837           15,978
La Quinta Corp. *                                                                               2,506           21,050
Landry's Restaurants, Inc.                                                                        384           11,478
Lone Star Steakhouse & Saloon, Inc.                                                               300            8,157
Luby's Cafeterias, Inc. * (a)                                                                     914            6,316
Mandalay Resort Group (a)                                                                         862           59,168
Marcus Corp.                                                                                      474            8,176
Marriott International, Inc., Class A                                                           3,046          151,934
McDonald's Corp.                                                                               17,004          442,104
MGM Mirage *                                                                                    1,881           88,294
MTR Gaming Group, Inc. *                                                                          470            5,146
O'Charley's, Inc. *                                                                               326            5,604
Outback Steakhouse, Inc.                                                                          969           40,078
P.F. Chang's China Bistro, Inc. * (a)                                                             336           13,826
Panera Bread Company, Class A * (a)                                                               389           13,957
Papa Johns International, Inc. * (a)                                                              268            7,917
RARE Hospitality International, Inc.                                                              481           11,977
Red Robin Gourmet Burgers, Inc. * (a)                                                             246            6,733
Ruby Tuesday, Inc.                                                                                882           24,211
Ryan's Restaurant Group, Inc. *                                                                   643           10,159
Sonic Corp.                                                                                       809           18,405
Starwood Hotels & Resorts Worldwide, Inc.                                                       2,713          121,678
Station Casinos, Inc. (a)                                                                         844           40,850
The Cheesecake Factory, Inc. *                                                                    691           27,495
Triarc Companies, Inc. (a)                                                                        892            9,072
Wendy's International, Inc.                                                                     1,473           51,319
Wynn Resorts, Ltd. * (a)                                                                        1,109           42,841
Yum! Brands, Inc.                                                                               3,936          146,498
                                                                                                          ------------
                                                                                                             1,944,141

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

HOUSEHOLD APPLIANCES - 0.13%
American Real Estate Partners, LP                                                                 626     $     13,447
Applica, Inc. *                                                                                   511            4,548
Bassett Furniture Industries, Inc. (a)                                                            345            7,507
Black & Decker Corp.                                                                            1,014           63,000
Consolidated Tomoka Land Company (a)                                                              145            5,475
Drew Industries, Inc. * (a)                                                                       176            7,163
International Aluminum Corp.                                                                      227            6,606
Jacuzzi Brands, Inc. *                                                                          1,134            9,140
Libbey, Inc.                                                                                      228            6,329
Maytag Corp.                                                                                    1,037           25,417
Mestek, Inc. * (a)                                                                                284            4,717
Technical Olympic USA, Inc. (a)                                                                   556           12,388
The Toro Company                                                                                  329           23,053
Whirlpool Corp.                                                                                   884           60,642
                                                                                                          ------------
                                                                                                               249,432

HOUSEHOLD PRODUCTS - 0.29%
Blyth Industries, Inc.                                                                            580           20,004
Boyds Collection, Ltd. *                                                                        1,192            3,957
Central Garden & Pet Company *                                                                    262            9,372
Church & Dwight, Inc.                                                                             495           22,661
Department 56, Inc. * (a)                                                                         349            5,375
Energizer Holdings, Inc. *                                                                      1,058           47,610
Fortune Brands, Inc.                                                                            1,855          139,923
Kirklands, Inc. * (a)                                                                             334            3,985
Lifetime Hoan Corp. (a)                                                                           242            5,515
Martha Stewart Living Omnimedia, Inc., Class A * (a)                                              392            3,528
Newell Rubbermaid, Inc.                                                                         3,496           82,156
Salton, Inc. * (a)                                                                                356            1,908
Select Comfort Corp. *                                                                            506           14,370
The Clorox Company                                                                              2,637          141,818
Topps, Inc. (a)                                                                                   611            5,927
Tupperware Corp.                                                                                  793           15,408
Water Pik Technology, Inc. * (a)                                                                  385            6,375
WD-40 Company (a)                                                                                 266            7,964
                                                                                                          ------------
                                                                                                               537,856

INDUSTRIAL MACHINERY - 0.92%
Actuant Corp., Class A (a)                                                                        344           13,412
AGCO Corp. *                                                                                    1,128           22,977
Alamo Group, Inc. (a)                                                                             367            5,835
Albany International Corp., Class A                                                               443           14,867
Badger Meter, Inc. (a)                                                                            159            7,036
BHA Group Holdings Inc., Class A (a)                                                              211            7,986
Briggs & Stratton Corp.                                                                           289           25,533
Caterpillar, Inc.                                                                               4,554          361,770
Ceradyne Inc. California (a)                                                                      240            8,585
Circor International, Inc. (a)                                                                    261            5,322
Cognex Corp.                                                                                      606           23,319
Cooper Cameron Corp. *                                                                            687           33,457
Cummins, Inc. (a)                                                                                 570           35,625
Deere & Company                                                                                 3,279          229,989
Dionex Corp. * (a)                                                                                304           16,772
Donaldson Company, Inc.                                                                         1,140           33,402
Dover Corp.                                                                                     2,703          113,796
EnPro Industries, Inc. * (a)                                                                      311            7,147
Flowserve Corp. *                                                                                 722           18,007
FMC Technologies, Inc. *                                                                          881           25,373
Gardner Denver, Inc. *                                                                            252            7,031
Gorman Rupp Company                                                                               250            6,792
Graco, Inc.                                                                                       903           28,038
Grant Prideco, Inc. *                                                                           1,641           30,293
IDEX Corp.                                                                                        594           20,404
Ingersoll-Rand Company, Class A                                                                 2,320          158,479
ITT Industries, Inc.                                                                            1,213          100,679
Kadant, Inc. *                                                                                    285            6,592
Kennametal, Inc.                                                                                  479           21,938
Lindsay Manufacturing Company                                                                     234            5,621
Manitowoc, Inc.                                                                                   359           12,152
Metropolitan Pro Corp.                                                                            413            6,154
Middleby Corp. (a)                                                                                135            7,374
NACCO Industries, Inc., Class A                                                                    93            8,835
Pall Corp.                                                                                      1,637           42,873
Parker-Hannifin Corp.                                                                           1,564           92,995
Presstek, Inc. * (a)                                                                              606            6,369
Quixote Corp.                                                                                     212            4,251
Robbins & Myers, Inc. (a)                                                                         251            5,635
Rofin Sinar Technologies, Inc. *                                                                  221            5,611
Sauer-Danfoss, Inc. (a)                                                                           632           10,788
Stewart & Stevenson Services, Inc.                                                                463            8,297
Tecumseh Products Company, Class A                                                                251           10,339
Tennant Company                                                                                   178            7,378
Tredegar Industries, Inc.                                                                         579            9,339
UNOVA, Inc. * (a)                                                                                 840           17,010
Valmont Industries, Inc.                                                                          387            8,862
W.W. Grainger, Inc.                                                                             1,178           67,735
Watts Industries, Inc., Class A (a)                                                               387           10,430
                                                                                                          ------------
                                                                                                             1,738,504

INDUSTRIALS - 0.08%
Brookfield Homes Corp. (a)                                                                        454           11,890
Crane Company                                                                                     777           24,390
Fastenal Company                                                                                1,017           57,796
GrafTech International, Ltd. *                                                                  1,320           13,807
Harsco Corp.                                                                                      547           25,709
Intevac, Inc. * (a)                                                                               443            3,930
Lawson Products, Inc. (a)                                                                         171            6,524
                                                                                                          ------------
                                                                                                               144,046

INSURANCE - 4.58%
21St Century Insurance Group (a)                                                                1,225           15,852
Aetna, Inc.                                                                                     2,046          173,910
AFLAC, Inc.                                                                                     6,819          278,283
Alfa Corp. (a)                                                                                  1,196           16,744
Alleghany Corp.                                                                                    99           28,413
Allmerica Financial Corp. *                                                                       723           24,437
Ambac Financial Group, Inc.                                                                     1,409          103,477

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

INSURANCE (CONTINUED)
American Financial Group, Inc.                                                                    966     $     29,531
American International Group, Inc.                                                             34,902        2,487,815
American Medical Security Group, Inc. *                                                           210            5,723
American National Insurance Company                                                               316           29,176
American Physicians Capital, Inc. * (a)                                                           234            5,417
Amerus Group Company (a)                                                                          494           20,452
Anthem, Inc. * (a)                                                                              1,823          163,268
Aon Corp.                                                                                       4,192          119,346
Arch Cap Group, Ltd. *                                                                            361           14,397
Argonaut Group, Inc. *                                                                            424            7,814
Arthur J. Gallagher & Company                                                                   1,175           35,779
Assurant, Inc.                                                                                  1,051           27,725
Baldwin & Lyons, Inc., Class B                                                                    265            7,113
Brown & Brown, Inc.                                                                               905           39,006
CenturyBusiness Services, Inc. *                                                                1,383            6,030
Ceres Group, Inc. *                                                                               727            4,464
Ceva, Inc. * (a)                                                                                  430            3,401
Chubb Corp.                                                                                     2,484          169,359
CIGNA Corp.                                                                                     1,871          128,744
Cincinnati Financial Corp.                                                                      2,210           96,179
Citizens, Inc. Class A (a)                                                                        684            5,609
CNA Financial Corp. * (a)                                                                       2,996           88,652
CNA Surety Corp. *                                                                                773            8,464
Commerce Group, Inc. (a)                                                                          439           21,673
Conseco, Inc. * (a)                                                                             1,879           37,392
Cotton States Life Insurance Company (a)                                                          317            6,099
Crawford & Company, Class B (a)                                                                 1,088            5,364
Donegal Group, Inc., Class B (a)                                                                  345            6,931
EMC Insurance Group, Inc. (a)                                                                     230            5,373
Erie Indemnity Company, Class A (a)                                                               848           39,669
FBL Financial Group, Inc., Class A                                                                399           11,276
Fidelity National Financial, Inc.                                                               2,162           80,729
First American Corp.                                                                              993           25,709
FPIC Insurance Group, Inc. * (a)                                                                  188            4,642
Fremont General Corp. (a)                                                                       1,043           18,409
Great American Financial Resources, Inc.                                                          645           10,255
Harleysville Group, Inc.                                                                          505            9,519
Hartford Financial Services Group, Inc.                                                         3,890          267,399
HCC Insurance Holdings, Inc.                                                                      801           26,761
Hilb, Rogal and Hamilton Company (a)                                                              456           16,270
Horace Mann Educators Corp.                                                                       671           11,729
Independence Holding Company (a)                                                                  204            6,936
Infinity Property & Casualty Corp.                                                                286            9,438
Jefferson-Pilot Corp.                                                                           1,844           93,675
Kansas City Life Insurance Company (a)                                                            200            8,418
LandAmerica Financial Group, Inc.                                                                 247            9,616
Liberty Corp.                                                                                     280           13,146
Lincoln National Corp.                                                                          2,357          111,368
Loews Corp.                                                                                     2,465          147,801
Markel Corp. *                                                                                    126           34,965
Marsh & McLennan Companies, Inc.                                                                7,077          321,154
MBIA, Inc.                                                                                      1,904          108,756
Mercury General Corp. (a)                                                                         717           35,599
MetLife, Inc.                                                                                  10,089          361,691
MGIC Investment Corp.                                                                           1,313           99,604
Midland Company                                                                                   273            8,094
Mony Group, Inc. (a)                                                                              576           18,029
National Western Life Insurance Company, Class A * (a)                                             38            5,835
Nationwide Financial Services, Inc., Class A                                                      693           26,064
Navigators Group, Inc. *                                                                          204            5,894
Nymagic, Inc.                                                                                     228            6,019
Odyssey Re Holdings Corp. (a)                                                                     883           21,192
Ohio Casualty Corp. *                                                                             853           17,171
Old Republic International Corp.                                                                2,377           56,382
Penn America Group, Inc.                                                                          369            5,166
Philadelphia Consolidated Holding Corp. *                                                         301           18,081
Phoenix Companies, Inc. (a)                                                                     1,288           15,778
PICO Holdings, Inc. * (a)                                                                         356            6,806
PMA Capital Corp., Class A (a)                                                                  1,081            9,729
Presidential Life Corp.                                                                           530            9,551
Principal Financial Group, Inc.                                                                 4,272          148,580
ProAssurance Corp. * (a)                                                                          409           13,951
Progressive Corp.                                                                               2,905          247,796
Protective Life Corp.                                                                             883           34,146
Prudential Financial, Inc.                                                                      7,182          333,748
Radian Group, Inc.                                                                              1,233           59,061
Reinsurance Group of America, Inc.                                                                788           32,032
RLI Corp. (a)                                                                                     366           13,359
SAFECO Corp.                                                                                    1,839           80,916
Safety Insurance Group Inc. (a)                                                                   294            6,297
Selective Insurance Group, Inc.                                                                   397           15,832
Stancorp Financial Group, Inc.                                                                    340           22,780
State Auto Financial Corp.                                                                        555           17,050
Stewart Information Services Corp.                                                                223            7,531
The Allstate Corp.                                                                              9,410          438,036
The PMI Group, Inc.                                                                             1,184           51,528
The St. Paul Travelers Companies, Inc.                                                          8,861          359,225
Torchmark, Inc.                                                                                 1,486           79,947
Transatlantic Holdings, Inc.                                                                      683           55,316
UICI *                                                                                            655           15,596
United Fire & Casualty Company (a)                                                                148            8,547
United States I Holdings Corp. *                                                                  595            9,401
Unitrin, Inc.                                                                                     929           39,575
Universal American Financial Corp. * (a)                                                          754            8,279
UNUMProvident Corp.                                                                             3,898           61,978
Vesta Insurance Group, Inc. (a)                                                                   952            6,159
W.R. Berkley Corp.                                                                              1,096           47,073
White Mountains Insurance Group, Ltd.                                                             115           58,650
Zenith National Insurance Corp. (a)                                                               279           13,559
                                                                                                          ------------
                                                                                                             8,627,685

INTERNATIONAL OIL - 0.65%
Anadarko Petroleum Corp.                                                                        3,228          189,161
APCO Argentina, Inc. (a)                                                                          228            8,208

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

INTERNATIONAL OIL (CONTINUED)
ATP Oil & Gas Corp. * (a)                                                                         769     $      5,898
Callon Petroleum Company * (a)                                                                    400            5,704
ConocoPhillips                                                                                  9,094          693,781
Kerr-McGee Corp. (a)                                                                            1,824           98,077
Nabors Industries, Ltd. *                                                                       1,911           86,415
Noble Corp. *                                                                                   1,749           66,270
Weatherford International, Ltd. *                                                               1,653           74,352
                                                                                                          ------------
                                                                                                             1,227,866

INTERNET CONTENT - 0.46%
Alloy, Inc. * (a)                                                                                 720            4,428
Ask Jeeves, Inc. * (a)                                                                            771           30,092
Autobytel, Inc. *                                                                                 570            5,176
CMGI, Inc. * (a)                                                                                5,612           10,943
CNET Networks, Inc. * (a)                                                                       1,971           21,819
Digitas, Inc. * (a)                                                                               896            9,883
Harris Interactive, Inc. *                                                                        867            5,826
InfoSpace, Inc. * (a)                                                                             430           16,357
Internet Cap Group, Inc. *                                                                        643            4,977
iVillage, Inc. * (a)                                                                              866            5,499
Jupitermedia Corp. *                                                                              474            6,712
Marketwatch Common, Inc. *                                                                        440            5,161
Navisite, Inc. * (a)                                                                              599            2,342
NetFlix, Inc. (a)                                                                                 709           25,489
Netratings, Inc. * (a)                                                                            554            9,025
ProQuest Company * (a)                                                                            402           10,955
Safeguard Scientifics, Inc. * (a)                                                               1,881            4,326
Schawk, Incorporated, Class A (a)                                                                 408            5,700
WebMD Corp. * (a)                                                                               4,129           38,482
Yahoo!, Inc.                                                                                   17,807          646,928
                                                                                                          ------------
                                                                                                               870,120

INTERNET RETAIL - 0.75%
1-800-Flowers.com, Inc. *                                                                         516            4,200
Amazon.com, Inc. *                                                                              5,406          294,086
Drugstore.com, Inc. *                                                                           1,263            4,408
eBay, Inc.                                                                                      8,642          794,632
FreeMarkets, Inc. *                                                                               706            4,603
InterActiveCorp *                                                                               8,439          254,351
Navarre Corp. * (a)                                                                               419            6,029
NetIQ Corp. *                                                                                     793           10,468
Overstock.com Inc. * (a)                                                                          253            9,887
Priceline.com, Inc. * (a)                                                                         532           14,327
Redback Networks, Inc. * (a)                                                                      816            5,231
Stamps.com, Inc. (a)                                                                              478            4,871
                                                                                                          ------------
                                                                                                             1,407,093

INTERNET SERVICE PROVIDER - 0.06%
Avocent Corp. *                                                                                   626           22,999
Blue Coat Systems, Inc. * (a)                                                                     162            5,425
C-COR.net Corp. *                                                                                 641            6,596
Covad Communications Group, Inc. * (a)                                                          3,400            8,160
Earthlink, Inc. *                                                                               2,143           22,180
eSPEED, Inc., Class A *                                                                           470            8,296
HomeStore.com, Inc. *                                                                           1,704            6,799
Internap Network Services Corp. *                                                               3,000            3,630
Neoforma, Inc. * (a)                                                                              356            4,322
Net2Phone, Inc. * (a)                                                                             843            3,819
Register.com, Inc. * (a)                                                                          780            4,649
TriZetto Group, Inc. * (a)                                                                        746            4,998
United Online, Inc. (a)                                                                           886           15,602
                                                                                                          ------------
                                                                                                               117,475

INTERNET SOFTWARE - 1.58%
Agile Software Corp. *                                                                            751            6,571
Akamai Technologies, Inc. * (a)                                                                 1,655           29,707
Ariba, Inc. * (a)                                                                               3,878            7,678
Centillium Communications, Inc. *                                                                 800            3,064
Checkfree Corp. * (a)                                                                           1,190           35,700
Chordiant Software, Inc. * (a)                                                                  1,151            5,249
Cisco Systems, Inc. *                                                                          91,955        2,179,333
Cybersource Corp. *                                                                               551            4,606
Digital River, Inc. * (a)                                                                         441           14,390
E.piphany, Inc. *                                                                               1,135            5,482
eResearch Technology, Inc. (a)                                                                    694           19,432
F5 Networks, Inc. * (a)                                                                           472           12,499
Internet Security Systems, Inc. * (a)                                                             688           10,554
Interwoven, Inc.                                                                                  583            5,888
Juniper Networks, Inc. *                                                                        5,310          130,467
Keynote Systems, Inc. * (a)                                                                       357            4,909
Lionbridge Technologies, Inc. * (a)                                                               704            5,386
Macromedia, Inc. *                                                                                899           22,070
MatrixOne, Inc. * (a)                                                                             850            5,874
Netegrity, Inc. *                                                                                 578            4,890
Netopia, Inc. * (a)                                                                               488            3,221
Networks Associates, Inc. *                                                                     2,160           39,161
NIC, Inc. * (a)                                                                                   934            6,697
Openwave Systems, Inc. (a)                                                                        905           11,494
PC-Tel, Inc. * (a)                                                                                393            4,637
Portal Software, Inc. (a)                                                                         745            2,704
RealNetworks, Inc. * (a)                                                                        2,318           15,855
Retek, Inc. *                                                                                     823            5,053
RSA Security, Inc. * (a)                                                                          847           17,338
S1 Corp. *                                                                                      1,062           10,556
Safenet Inc. *                                                                                    336            9,300
Sapient Corp. * (a)                                                                             1,789           10,752
Stellent, Inc. * (a)                                                                              476            4,065
Supportsoft Inc. *                                                                                634            5,503
Symantec Corp.                                                                                  4,162          182,212
TIBCO Software, Inc. *                                                                          2,799           23,652
Tumbleweed Communications Corp. * (a)                                                             733            3,123
VeriSign, Inc. *                                                                                3,249           64,655
Verity, Inc. * (a)                                                                                551            7,444
Verso Technologies, Inc. * (a)                                                                  2,318            4,057
Vignette Corp. *                                                                                3,857            6,403
Vitria Technology, Inc. *                                                                         695            2,134
Watchguard Technologies, Inc. *                                                                   613            4,426

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)


                                                                                           SHARES OR
                                                                                           PRINCIPAL
                                                                                             AMOUNT          VALUE
                                                                                          -----------     ------------
COMMON STOCKS (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
WebEx Communications, Inc. * (a)                                                                  586     $     12,751
WebMethods, Inc. * (a)                                                                            786            6,736
                                                                                                          ------------
                                                                                                             2,977,678

INVESTMENT COMPANIES - 0.06%
Allied Capital Corp. (a)                                                                        1,704           41,612
American Capital Strategies, Ltd.                                                                 872           24,434
CRT Pptys Inc. *                                                                                  401            9,271
MCG Capital Corp. (a)                                                                             543            8,351
Medallion Financial Corp. (a)                                                                     612            4,865
Raymond James Financial, Inc.                                                                     960           25,392
                                                                                                          ------------
                                                                                                               113,925

LEISURE TIME - 1.04%
4Kids Entertainment, Inc. * (a)                                                                   237            5,669
Action Performance Companies, Inc. (a)                                                            299            4,506
Alliance Gaming Corp. * (a)                                                                       681           11,686
Ambassadors International, Inc.                                                                   476            6,088
AMC Entertainment, Inc. *                                                                         552            8,484
Arctic Cat, Inc.                                                                                  303            8,341
Atari, Inc. * (a)                                                                               1,875            4,519
Bally Total Fitness Holding Corp. * (a)                                                           677            3,385
Blockbuster, Inc., Class A (a)                                                                    533            8,091
Brunswick Corp.                                                                                 1,207           49,246
Callaway Golf Company (a)                                                                       1,015           11,510
Carmike Cinemas, Inc.                                                                             197            7,772
Carnival Corp.                                                                                  8,416          395,552
Cedar Fair, LP (a)                                                                                663           20,918
Churchill Downs, Inc.                                                                             208            8,466
Dover Motorsports, Inc.                                                                         1,022            4,088
Escalade, Inc. (a)                                                                                272            6,286
Gaylord Entertainment Company * (a)                                                               543           17,045
Handleman Company                                                                                 379            8,778
Hollywood Entertainment Corp. *                                                                   836           11,169
International Game Technology                                                                   4,629          178,679
International Speedway Corp., Class A                                                             691           33,610
Isle of Capri Casinos, Inc. * (a)                                                                 448            7,818
K2, Inc. *                                                                                        459            7,206
Lakes Gaming, Inc. (a)                                                                            600            6,954
Metro-Goldwyn-Mayer, Inc. (a)                                                                   3,303           39,966
Movie Gallery, Inc. (a)                                                                           462            9,032
Multimedia Games, Inc. (a)                                                                        381           10,218
Parkervision, Inc. * (a)                                                                          461            2,628
Penn National Gaming, Inc. *                                                                      525           17,430
Pinnacle Entertainment, Inc. *                                                                    552            6,961
Pixar, Inc. * (a)                                                                                 707           49,143
Polaris Industries, Inc. (a)                                                                      565           27,120
Rc2 Corp. *                                                                                       256            9,088
Regal Entertainment Group, Class A (a)                                                            653           11,819
Royal Caribbean Cruises, Ltd. (a)                                                               2,548          110,609
Scientific Games Corp., Class A * (a)                                                             841           16,097
SCP Pool Corp.                                                                                    476           21,420
Shuffle Master, Inc. (a)                                                                          338           12,273
Six Flags, Inc. * (a)                                                                           1,340            9,728
Speedway Motorsports, Inc.                                                                        566           18,927
Steinway Musical Instruments, Inc. *                                                              174            6,106
Sturm Ruger & Company, Inc. (a)                                                                   504            6,103
The Nautilus Group, Inc. (a)                                                                      484            9,443
The Walt Disney Company                                                                        27,386          698,069
Vail Resorts, Inc. *                                                                              419            8,028
West Marine, Inc. * (a)                                                                           297            7,974
WMS Industries, Inc. * (a)                                                                        414           12,337
                                                                                                          ------------
                                                                                                             1,956,385

LIFE SCIENCES - 0.08%
Incyte Corp. * (a)                                                                              1,094            8,358
PerkinElmer, Inc.                                                                               1,703           34,128
Pharmaceutical Product Development, Inc. *                                                        728           23,129
Symyx Technologies, Inc. *                                                                        452           10,902
Waters Corp. *                                                                                  1,620           77,404
                                                                                                          ------------
                                                                                                               153,921

LIQUOR - 0.06%
Adolph Coors Company, Class B (a)                                                                 414           29,949
Boston Beer Company, Inc. * (a)                                                                   373            7,512
Brown Forman Corp., Class B (a)                                                                 1,524           73,563
Central European Distribution Corp. (a)                                                           248            6,413
                                                                                                          ------------
                                                                                                               117,437

MANUFACTURING - 1.15%
3M Company                                                                                     10,482          943,485
Acuity Brands, Inc.                                                                               599           16,173
AptarGroup, Inc.                                                                                  459           20,054
Barnes Group, Inc. (a)                                                                            309            8,955
Blout International, Inc. * (a)                                                                   640            8,147
Carlisle Companies, Inc.                                                                          397           24,713
Danaher Corp.                                                                                   4,099          212,533
Eaton Corp.                                                                                     2,022          130,904
Esco Technologies, Inc. *                                                                         152            8,111
Fedders Corp.                                                                                     735            3,197
Hexcel Corp. * (a)                                                                                773            8,951
Illinois Tool Works, Inc.                                                                       4,109          394,012
Kaydon Corp.                                                                                      403           12,465
Lancaster Colony Corp.                                                                            425           17,697
Lydall, Inc. *                                                                                    417            4,074
Mine Safety Appliances Company (a)                                                                513           17,288
Nordson Corp.                                                                                     491           21,295
Pentair, Inc.                                                                                   1,234           41,512
Raven Industries, Inc. (a)                                                                        172            6,111
Rockwell Automation, Inc                                                                        2,483           93,137
Roper Industries, Inc.                                                                            471           26,800
Shaw Group, Inc. * (a)                                                                            816            8,266
Snap-on, Inc.                                                                                     737           24,726
SPX Corp.                                                                                         992           46,069
The Stanley Works                                                                               1,071           48,816
Thomas Industries, Inc.                                                                           204            6,773
York International Corp.                                                                          529           21,726
                                                                                                          ------------
                                                                                                             2,175,990

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK(CONTINUED)

MEDICAL-HOSPITALS - 0.25%
AmSurg Corp.                                                   432     $      10,856
Centene Corp. (a)                                              272            10,486
Cepheid, Inc. * (a)                                            652             7,524
Community Health Systems, Inc. *                             1,301            34,828
Dynacq Healthcare, Inc. * (a)                                  399             2,354
Exactech, Inc. * (a)                                           286             6,206
Health Management Associates, Inc., Class A                  3,219            72,170
Laserscope * (a)                                               291             8,017
Lifepoint Hospitals, Inc. * (a)                                505            18,796
Manor Care, Inc.                                             1,201            39,249
Medcath Corp. *                                                342             6,840
Microtek Med Holdings, Inc. * (a)                              838             4,290
Microvision, Inc. * (a)                                        495             4,158
Neogen Corp. (a)                                               210             3,614
Novavax, Inc. * (a)                                            876             4,722
Possis Medical, Inc. * (a)                                     273             9,323
Province Healthcare Company *                                  688            11,799
Psychiatric Solutions, Inc. *                                  219             5,460
Rehabcare Group, Inc. *                                        229             6,098
Select Medical Corp.                                         1,390            18,654
STAAR Surgical Company * (a)                                   431             3,362
Sunrise Senior Living, Inc. * (a)                              294            11,507
Tenet Healthcare Corp. *                                     6,219            83,397
Triad Hospitals, Inc. *                                        984            36,634
Universal Health Services, Inc., Class B                       709            32,536
VCA Antech, Inc. *                                             558            25,010
                                                                       -------------
                                                                             477,890

METAL & METAL PRODUCTS - 0.11%
Commercial Metals Company (a)                                  418            13,564
Crown Holdings, Inc. *                                       2,300            22,931
Matthews International Corp., Class A                          450            14,823
Mueller Industry, Inc.                                         478            17,112
NN, Inc.                                                       424             5,389
Precision Castparts Corp.                                      855            46,760
Quanex Corp. (a)                                               237            11,542
Reliance Steel & Aluminum Company                              447            18,023
Southern Peru Copper Corp. (a)                                 202             8,349
Timken Company                                               1,202            31,841
Titanium Metals Corp. * (a)                                    100             9,255
                                                                       -------------
                                                                             199,589

MINING - 0.31%
Alliance Resource Partners, LP (a)                             220            10,261
AMCOL International Corp.                                      430             8,148
Brush Wellman, Inc. *                                          301             5,689
Cleveland-Cliffs, Inc. * (a)                                   150             8,458
Coeur d'Alene Mines Corp. * (a)                              2,974            12,134
Freeport -McMoRan Copper & Gold, Inc., Class B               2,493            82,643
Glamis Gold, Ltd. * (a)                                      1,602            28,083
Hecla Mining Company * (a)                                   1,629             9,285
Joy Global, Inc.                                               710            21,257
Lincoln Electric Holding, Inc.                                 544            18,545
Natural Resource Partners LP (a)                               191             7,271
Newmont Mining Corp.                                         5,471           212,056
Oregon Steel Mills, Inc. * (a)                                 420             6,191
Penn Virginia Corp.                                            224             8,089
Phelps Dodge Corp.                                           1,216            94,252
RTI International Metals, Inc. *                               385             6,141
Stillwater Mining Company * (a)                              1,262            18,943
Terex Corp. *                                                  647            22,082
USEC, Inc.                                                   1,302            11,419
                                                                       -------------
                                                                             590,947

MOBILE HOMES - 0.02%
Coachmen Industries, Inc.                                      331             5,293
Fleetwood Enterprises, Inc. *                                  576             8,381
Skyline Corp.                                                  146             5,935
Winnebago Industries, Inc. (a)                                 479            17,857
                                                                       -------------
                                                                              37,466

NEWSPAPERS - 0.20%
Dow Jones & Company, Inc.                                    1,029            46,408
E.W. Scripps Company, Class A                                1,034           108,570
Journal Register Company *                                     553            11,060
Knight-Ridder, Inc.                                            991            71,352
Lee Enterprises, Inc.                                          530            25,446
Washington Post Company, Class B                               126           117,181
                                                                       -------------
                                                                             380,017

OFFICE FURNISHINGS & SUPPLIES - 0.16%
Avery Dennison Corp.                                         1,451            92,879
Global Imaging Systems, Inc. *                                 287            10,522
Herman Miller, Inc.                                            977            28,274
HNI Corp.                                                      770            32,594
IKON Office Solutions, Inc.                                  1,994            22,871
Imagistics International, Inc. * (a)                           230             8,142
Office Depot, Inc. *                                         4,156            74,434
The Standard Register Company (a)                              493             5,867
United Stationers, Inc. *                                      445            17,675
                                                                       -------------
                                                                             293,258

PAPER - 0.42%
Boise Cascade Corp. (a)                                      1,133            42,646
Bowater, Inc.                                                  714            29,695
Buckeye Technologies, Inc. *                                   584             6,716
Chesapeake Corp.                                               259             6,910
Georgia-Pacific Corp.                                        3,401           125,769
International Paper Company                                  6,430           287,421
Louisiana-Pacific Corp.                                      1,423            33,654
MeadWestvaco Corp.                                           2,622            77,061
P.H. Glatfelter Company                                        763            10,743
Plum Creek Timber Company, Inc.                              2,389            77,834
Pope & Talbot, Inc.                                            320             6,326
Potlatch Corp. (a)                                             398            16,573
Rock-Tenn Company, Class A                                     575             9,746
Temple-Inland, Inc.                                            716            49,583
Wausau-Mosinee Paper Corp.                                     817            14,134
                                                                       -------------
                                                                             794,811

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK (CONTINUED)

PETROLEUM SERVICES - 3.00%
Atwood Oceanics, Inc. *                                        251     $      10,479
Baker Hughes, Inc.                                           4,443           167,279
BJ Services Company                                          2,111            96,768
Cal Dive International, Inc. * (a)                             523            15,857
Diamond Offshore Drilling, Inc. (a)                          1,754            41,798
ENSCO International, Inc.                                    1,954            56,861
Exxon Mobil Corp.                                           87,791         3,898,798
GlobalSantaFe Corp.                                          2,920            77,380
Grey Wolf, Inc. *                                            2,654            11,253
Gulfmark Offshore, Inc. * (a)                                  378             5,965
Halliburton Company                                          5,848           176,960
Horizon Offshore, Inc. * (a)                                   845               837
Input/Output, Inc. * (a)                                       948             7,859
Key Energy Services, Inc. *                                  1,692            15,972
Lone Star Technologies, Inc. *                                 447            12,319
McDermott International, Inc. *                              1,012            10,282
Newpark Resources, Inc. * (a)                                1,265             7,843
Oceaneering International, Inc. * (a)                          342            11,714
Petroleum Development Corp. * (a)                              326             8,939
Premcor, Inc. *                                                710            26,625
Pride International, Inc. *                                  1,794            30,695
RPC, Inc. (a)                                                  526             8,306
Schlumberger, Ltd.                                           7,870           499,824
SEACOR SMIT, Inc. *                                            264            11,598
Smith International, Inc. *                                  1,326            73,938
Superior Energy Services, Inc. *                             1,069            10,743
Tesoro Petroleum Corp. *                                       888            24,509
Tidewater, Inc.                                                716            21,337
Transocean, Inc. *                                           4,254           123,111
Universal Compression Holdings, Inc. *                         436            13,376
Valero Energy Corp.                                          1,726           127,310
Varco International, Inc. *                                  1,261            27,603
Veritas DGC, Inc. * (a)                                        530            12,270
W-H Energy Services, Inc. *                                    392             7,683
                                                                       -------------
                                                                           5,654,091

PHARMACEUTICALS - 5.51%
aaiPharma, Inc. * (a)                                          506             2,743
Abbott Laboratories                                         20,896           851,721
Abgenix, Inc. *                                              1,232            14,439
Able Laboratories, Inc. * (a)                                  272             5,592
Adolor Corp. * (a)                                             547             6,936
Alexion Pharmaceuticals, Inc. * (a)                            334             6,212
Alkermes, Inc. * (a)                                         1,264            17,190
Allergan, Inc.                                               1,773           158,719
American Pharmaceutical Partners, Inc. (a)                     191             5,803
AmerisourceBergen Corp.                                      1,452            86,801
Amylin Pharmaceuticals, Inc. * (a)                           1,277            29,116
Andrx Corp. *                                                  961            26,841
Array BioPharma, Inc. * (a)                                    612             4,865
Atherogenics, Inc. * (a)                                       534            10,162
Barr Pharmaceuticals, Inc.                                   1,322            44,551
Bentley Pharmaceuticals, Inc. *                                335             4,603
Bristol-Myers Squibb Company                                25,917           634,967
Caremark Rx, Inc. *                                          6,132           201,988
Celgene Corp. *                                              1,093            62,585
CIMA Laboratories, Inc. * (a)                                  175             5,903
Connetics Corp. * (a)                                          515            10,403
Cubist Pharmaceuticals, Inc. * (a)                             607             6,738
Eli Lilly & Company                                         15,011         1,049,419
Encysive Pharmaceuticals, Inc. * (a)                           830             7,055
Endo Pharmaceutical Holdings, Inc. *                         1,760            41,272
Eon Labs, Inc. (a)                                           1,126            46,087
First Horizon Pharmaceutical Corp. * (a)                       519             9,809
Forest Laboratories, Inc. *                                  4,913           278,223
Gilead Sciences, Inc. *                                      2,714           181,838
Guilford Pharmaceuticals, Inc. * (a)                           686             3,259
Hi-Tech Pharmacal Company, Inc. * (a)                          169             2,761
Hospira, Inc. *                                              2,079            57,380
Indevus Pharmaceuticals, Inc. * (a)                            849             5,221
Inkine Pharmaceutical, Inc. *                                  984             3,808
Inspire Pharmaceuticals, Inc. *                                457             7,641
Introgen Therapeutics, Inc. * (a)                              619             2,643
Isis Pharmaceuticals, Inc. * (a)                               952             5,464
Ivax Corp. *                                                 2,614            62,710
King Pharmaceuticals, Inc. *                                 3,204            36,686
Ligand Pharmaceuticals, Inc., Class B * (a)                  1,016            17,658
Medicis Pharmaceutical Corp., Class A (a)                      722            28,844
Merck & Company, Inc.                                       29,744         1,412,840
Mylan Laboratories, Inc.                                     3,541            71,705
Noven Pharmaceuticals, Inc. *                                  330             7,267
NPS Pharmaceuticals, Inc. * (a)                                531            11,151
Nuvelo, Inc. (a)                                               519             4,993
Onyx Pharmaceuticals, Inc. * (a)                               481            20,375
Oscient Pharmaceuticals Corp. * (a)                          1,153             5,892
OSI Pharmaceuticals, Inc. * (a)                                530            37,333
Pain Therapeutics, Inc. * (a)                                  627             5,054
Par Pharmaceutical Companies, Inc. *                           448            15,774
Penwest Pharmaceuticals Company * (a)                          329             4,214
Peregrine Pharmaceuticals, Inc. * (a)                        2,617             3,847
Pfizer, Inc.                                               102,057         3,498,514
Pharmion Corp. *                                               351            17,171
Pozen, Inc. * (a)                                              541             3,700
Regeneron Pharmaceuticals, Inc. * (a)                          822             8,656
Salix Pharmaceuticals, Ltd. * (a)                              298             9,819
Santarus Inc * (a)                                             429             6,328
Schering-Plough Corp.                                       19,491           360,194
SciClone Pharmaceuticals, Inc. * (a)                           848             4,333
Sepracor, Inc. * (a)                                         1,149            60,782
Supergen, Inc. * (a)                                           625             4,031
Teva Pharmaceutical Industries, Ltd., ADR                      265            17,832
United Therapeutics Corp. * (a)                                300             7,695
Valeant Pharmaceuticals International (a)                    1,141            22,820
Vertex Pharmaceuticals, Inc. * (a)                           1,138            12,336
Vicuron Phamaceuticals, Inc. *                                 788             9,897

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK (CONTINUED)

PHARMACEUTICALS (CONTINUED)
Watson Pharmaceuticals, Inc. *                               1,414     $      38,037
Wyeth                                                       17,806           643,865
XOMA, Ltd. * (a)                                             1,316             5,896
                                                                       -------------
                                                                          10,379,007

PHOTOGRAPHY - 0.06%
Concord Camera Corp. * (a)                                     629             2,076
CPI Corp.                                                      289             4,254
Eastman Kodak Company                                        3,781           102,011
                                                                       -------------
                                                                             108,341

PLASTICS - 0.01%
Spartech Corp.                                                 439            11,388

POLLUTION CONTROL - 0.05%
CUNO, Inc. * (a)                                               242            12,911
Duratek, Inc. *                                                314             4,744
Republic Services, Inc.                                      2,016            58,343
Stericycle, Inc. *                                             515            26,646
                                                                       -------------
                                                                             102,644

PUBLISHING - 0.55%
American Greetings Corp., Class A *                            830            19,240
Cadmus Communications Corp.                                    445             6,564
Consolidated Graphics, Inc. *                                  197             8,678
Gannett Company, Inc.                                        3,568           302,745
Gemstar-TV Guide International, Inc. * (a)                   5,603            26,894
Hollinger International, Inc., Class A (a)                   1,190            19,980
John Wiley & Son, Class A                                      783            25,056
Mcclatchy Company, Class A                                     574            40,266
McGraw-Hill Companies, Inc.                                  2,515           192,574
Media General, Inc., Class A                                   283            18,174
Meredith Corp.                                                 593            32,591
Playboy Enterprises, Inc., Class B * (a)                       425             4,934
PRIMEDIA, Inc. *                                             3,805            10,578
Pulitzer, Inc.                                                  83             4,059
Readers Digest Association, Inc., Class A                    1,279            20,451
Scholastic Corp. *                                             499            14,945
The New York Times Company, Class A                          1,883            84,189
Thomas Nelson, Inc.                                            291             6,617
Tribune Company                                              4,310           196,277
Value Line, Inc. (a)                                           155             5,504
                                                                       -------------
                                                                           1,040,316

RAILROADS & EQUIPMENT - 0.37%
Burlington Northern Santa Fe Corp.                           4,910           172,194
CSX Corp.                                                    2,805            91,920
Florida East Coast Indiana, Inc. (a)                           525            20,291
GATX Corp.                                                     673            18,306
Genesee & Wyoming, Inc., Class A                               321             7,608
Greenbrier Company, Inc. * (a)                                 373             7,106
Kansas City Southern * (a)                                     883            13,686
Norfolk Southern Corp.                                       5,199           137,877
PAM Transportation Services, Inc. * (a)                        271             5,176
Union Pacific Corp.                                          3,401           202,189
Wabtec Corp.                                                   675            12,177
                                                                       -------------
                                                                             688,530

REAL ESTATE - 1.67%
Acadia Realty Trust, REIT                                      659             9,055
Agree Realty Corp.                                             310             7,843
Alexander's, Inc., REIT * (a)                                   67            11,239
Alexandria Real Estate Equities, Inc.                          257            14,592
AMB Property Corp., REIT                                     1,053            36,465
American Financial Realty Trust, REIT                          781            11,160
American Home Mortgage Investment Corp., REIT (a)              539            13,976
American Land Lease, Inc. (a)                                  402             7,582
American Mortgage Acceptance Company                           581             7,971
AmeriVest Properties, Inc. (a)                               1,174             6,915
Annaly Mortgage Management, Inc., REIT (a)                   1,399            23,727
Anthracite Capital, Inc., REIT                                 834             9,991
Anworth Mortgage Asset Corp., REIT                             418             4,966
Apartment Investment & Management
  Company, Class A, REIT                                     1,203            37,449
Archstone-Smith Trust, REIT                                  2,458            72,093
Arden Realty, Inc., REIT                                       827            24,322
Ashford Hospitality Trust, Inc., REIT                          749             6,254
Associated Estates Realty Corp., REIT (a)                    1,207             9,716
Atlantic Realty Trust, REIT                                    416             6,847
Avalon Bay Communities, Inc., REIT                             906            51,207
Bluegreen Corp. * (a)                                          508             7,010
Boston Properties, Inc., REIT                                1,353            67,758
Brandywine Realty Trust, REIT                                  605            16,450
BRE Properties, Inc., Class A, REIT                            607            21,093
BRT Realty Trust, REIT (a)                                     266             5,187
Camden Property Trust, REIT                                    525            24,045
Capital Automotive, REIT                                       471            13,814
Capital Trust Inc. Maryland (a)                                340             9,085
Capstead Mortage Corp., REIT (a)                               393             5,286
CarrAmerica Realty Corp., REIT                                 715            21,614
Catellus Development Corp., REIT                             1,358            33,475
CBL & Associates Properties, Inc., REIT                        377            20,735
Cedar Shopping Centers, Inc.                                   426             4,895
CenterPoint Properties Corp., REIT                             295            22,641
Chelsea Property Group, Inc., REIT                             570            37,175
Colonial Properties Trust, REIT                                368            14,179
Commercial Net Lease Realty, REIT (a)                          711            12,229
Cornerstone Realty Income
  Trust, Inc., REIT (a)                                      1,035             9,077
Corporate Office Properties Trust, REIT                        372             9,244
Corrections Corp. of America *                                 468            18,481
Cousins Properties, Inc.                                       657            21,648
Crescent Real Estate Equities Company, REIT                  1,414            22,794
Criimi Mae, Inc. * (a)                                         408             4,884
Developers Diversified Realty Corp., REIT                    1,338            47,325
Duke Realty Corp., REIT                                      1,796            57,131
EastGroup Properties, Inc., REIT                               290             9,764

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)
Entertainment Properties Trust, REIT                           310     $      11,079
Equity Inns, Inc., REIT                                        823             7,646
Equity Office Properties Trust, REIT                         5,237           142,446
Equity One, Inc., REIT                                         895            16,182
Equity Residential, REIT                                     3,597           106,939
Essex Property Trust Inc., REIT                                298            20,368
Federal Realty Investment Trust, REIT                          652            27,117
Felcor Lodging Trust, Inc., REIT * (a)                         914            11,059
First Accep Corp * (a)                                         607             4,249
First Industrial Realty Trust, Inc., REIT (a)                  524            19,325
First Potomac Realty Trust                                     400             7,668
First Union Real Estate Equity & Mortgage
  Investments * (a)                                          1,810             5,720
Gables Residential Trust, REIT (a)                             417            14,170
General Growth Properties, Inc., REIT                        2,872            84,925
Gladstone Commercial Corp.                                     490             8,085
Glenborough Realty Trust, Inc., REIT (a)                       464             8,514
Glimcher Realty Trust (a)                                      605            13,383
Health Care Property Investors, Inc., REIT                   1,729            41,565
Health Care REIT Inc. (a)                                      659            21,418
Healthcare Realty Trust Inc., REIT                             591            22,151
Heritage Property Investment Trust, REIT                       615            16,642
Hersha Hospitality Trust                                       809             7,993
Highland Hospitality Corp., REIT                               720             7,236
Highwoods Properties, Inc., REIT                               735            17,273
Home Properties Inc., REIT                                     392            15,280
Hospitality Properties Trust, SBI                              855            36,167
Host Marriott Corp., REIT *                                  4,359            53,877
HRPT Properties Trust, REIT                                  2,311            23,133
Impac Mortgage Holdings, Inc., REIT (a)                        838            18,872
Innkeepers USA Trust, REIT                                     630             6,495
Jones Lang Lasalle, Inc. *                                     438            11,870
Kilroy Realty Corp., REIT                                      413            14,083
Kimco Realty Corp., REIT                                     1,434            65,247
Lexington Corporate Property Trust, REIT                       685            13,638
Liberty Property Trust, REIT (a)                             1,058            42,542
LNR Property Corp. (a)                                         254            13,780
LTC Properties, Inc., REIT (a)                                 417             6,922
Mack-California Realty Corp., REIT                             749            30,994
Maguire Properties, Inc. (a)                                   652            16,150
Manufactured Home Communities, Inc.                            373            12,380
MeriStar Hospitality Corp., REIT *                           1,153             7,887
MFA Mortgage Investments, Inc., REIT                           643             5,723
Mid-America Apartment Communities, Inc. (a)                    261             9,889
Mission West Properties, Inc. (a)                              658             7,968
Monmouth Real Estate Investment Corp. (a)                    1,093             8,514
National Health Investments, Inc., REIT                        387            10,523
Nationwide Health Properties, Inc., REIT                       963            18,201
New Plan Realty Trust, Inc. (a)                              1,230            28,733
Newcastle Investment Corp., REIT (a)                           504            15,095
Novastar Financial, Inc. (a)                                   356            13,514
Omega Healthcare Investors, REIT (a)                           740             7,430
Pan Pacific Retail Properties, Inc., REIT                      488            24,654
Pennsylvania Real Estate
  Investment Trust, REIT                                       474            16,234
Post Properties, Inc., REIT                                    528            15,391
Prentiss Properties Trust, REIT                                572            19,173
Price Legacy Corp. (a)                                         331             6,110
Prime Group Realty Trust, REIT * (a)                           898             4,741
ProLogis, REIT                                               2,376            78,218
PS Business Parks, Inc., REIT                                  295            11,871
Public Storage, Inc., REIT                                   1,672            76,929
Reading International, Inc. * (a)                              785             6,830
Realty Income Corp., REIT (a)                                  484            20,197
Reckson Associates Realty Corp., REIT                          847            23,259
Redwood Trust, Inc., REIT (a)                                  243            13,530
Regency Centers Corp., REIT                                    763            32,733
Rouse Company, REIT                                          1,343            63,793
Senior Housing Properties Trust, REIT                          955            16,034
Shurgard Storage Centers, Inc., Class A                        591            22,103
Simon Property Group, Inc., REIT                             2,699           138,783
Sizeler Property Investors, Inc., REIT (a)                   1,176            10,831
SL Green Realty Corp., REIT (a)                                481            22,511
Summit Properties, Inc., REIT                                  490            12,564
Sun Communities, Inc., REIT                                    304            11,446
Taubman Centers, Inc., REIT                                    732            16,755
The Macerich Company, REIT                                     769            36,812
The Mills Corp., REIT                                          668            31,196
The St. Joe Company                                          1,020            40,494
Trammell Crow Company *                                        525             7,403
Transcontinental Realty
  Investors, Inc., REIT * (a)                                  311             4,202
Trizec Properties, Inc., REIT                                2,138            34,764
United Capital Corp.                                           235             4,002
United Dominion Realty Trust, Inc., REIT                     1,605            31,747
United Mobile Homes, Inc. (a)                                  559             7,351
United States Restaurant Properties, Inc. (a)                  545             8,279
Urstadt Biddle Properties, Inc. (a)                            616             9,123
Ventas, Inc., REIT                                           1,152            26,899
Vornado Realty Trust, REIT                                   1,509            86,179
W. P. Carey & Company LLC (a)                                  507            15,098
Washington REIT                                                563            16,541
Weingarten Realty Investors, REIT                            1,101            34,439
Wellsford Real Properties, Inc. *                              298             4,634
Windrose Medical Properties Trust (a)                          720             7,913
Winston Hotels, Inc., REIT (a)                                 675             6,986
                                                                       -------------
                                                                           3,147,201

RETAIL GROCERY - 0.54%
7 Eleven, Inc. *                                             1,520            27,132
Albertsons, Inc. (a)                                         4,782           126,914
Arden Group, Inc.                                               91             8,155
Ingles Markets, Inc.                                           706             7,886
Nash-Finch Company (a)                                         222             5,557
Pathmark Stores, Inc. * (a)                                    648             4,938
Ruddick Corp.                                                  638            14,323

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK (CONTINUED)

RETAIL GROCERY (CONTINUED)
Safeway, Inc. *                                              5,844     $     148,087
Smart & Final, Inc. *                                          485             5,830
SUPERVALU, Inc.                                              1,750            53,568
Sysco Corp.                                                  8,613           308,948
The Great Atlantic & Pacific
    Tea Company, Inc. * (a)                                    714             5,469
The Kroger Company *                                         9,863           179,507
United Natural Foods, Inc.                                     552            15,958
Weis Markets, Inc. (a)                                         358            12,548
Whole Foods Market, Inc. (a)                                   802            76,551
Wild Oats Markets, Inc. * (a)                                  489             6,880
Winn-Dixie Stores, Inc. (a)                                  1,940            13,968
                                                                       -------------
                                                                           1,022,219

RETAIL TRADE - 5.39%
99 Cents Only Stores * (a)                                     983            14,991
A.C. Moore Arts & Crafts, Inc. * (a)                           279             7,675
Aaron Rents, Inc., Class B                                     473            15,675
Abercrombie & Fitch Company, Class A                         1,282            49,678
Advance Auto Parts, Inc.                                       982            43,385
Aeropostale, Inc.                                              763            20,532
American Eagle Outfitters, Inc. *                              955            27,609
AnnTaylor Stores Corp.                                         896            25,966
Asbury Automotive Group, Inc. * (a)                            486             7,290
Barnes & Noble, Inc. *                                         894            30,378
Bed Bath & Beyond, Inc. *                                    3,978           152,954
Best Buy Company, Inc.                                       4,346           220,516
Big 5 Sporting Goods Corp. * (a)                               343             8,983
Big Lots, Inc. *                                             1,585            22,919
BJ's Wholesale Club, Inc. *                                    945            23,625
Bombay Company, Inc. * (a)                                     622             3,813
Borders Group, Inc.                                          1,046            24,518
Brookstone, Inc. (a)                                           322             6,456
Burlington Coat Factory Warehouse Corp.                        599            11,561
Cache, Inc.                                                    284             3,830
CarMax, Inc. *                                               1,402            30,662
Casey's General Stores, Inc.                                   697            12,755
Cash America International, Inc.                               412             9,476
Casual Male Retail Group, Inc. * (a)                           572             4,176
Cato Corp., Class A                                            331             7,431
Charlotte Russe Holding, Inc. *                                340             7,269
Charming Shoppes, Inc. *                                     1,570            14,020
Chico's FAS, Inc. *                                          1,164            52,566
Childrens Place Retail Stores, Inc. * (a)                      381             8,961
Christopher & Banks Corp.                                      526             9,315
Circuit City Stores-Circuit City Group                       2,851            36,920
Claire's Stores, Inc.                                        1,260            27,342
Coldwater Creek, Inc. *                                        371             9,820
Cole National Corp., Class A * (a)                             256             5,978
Cost Plus, Inc. *                                              309            10,027
Costco Wholesale Corp.                                       6,064           249,049
CVS Corp.                                                    5,279           221,824
Deb Shops, Inc. (a)                                            224             5,389
Dicks Sporting Goods, Inc. (a)                                 465            15,508
Dillard's, Inc., Class A                                     1,033            23,036
Dollar General Corp.                                         4,513            88,274
Dollar Tree Stores, Inc. *                                   1,538            42,187
Electronics Boutique Holdings Corp. * (a)                      364             9,588
Family Dollar Stores, Inc.                                   2,235            67,989
Federated Department Stores, Inc.                            2,363           116,023
Finish Line, Inc.                                              263             7,935
First Cash Financial Services                                  265             5,639
Foot Locker, Inc.                                            1,911            46,514
Fossil, Inc.                                                   937            25,533
Fred's, Inc., Class A (a)                                      555            12,260
Galyan's Trading, Inc. * (a)                                   371             6,188
GameStop Corp. * (a)                                           303             4,612
Genesco, Inc. * (a)                                            314             7,420
Group 1 Automotive, Inc. * (a)                                 311            10,328
Guitar Center, Inc. *                                          335            14,897
Hancock Fabrics, Inc.                                          370             4,718
Haverty Furniture Companies, Inc.                              331             5,786
Hibbett Sporting Goods, Inc.                                   339             9,272
Home Depot, Inc.                                            30,455         1,072,016
Hot Topic, Inc.                                                650            13,319
J. Jill Group, Inc. * (a)                                      329             7,761
J.C. Penney Company, Inc.                                    3,628           136,993
Jo Ann Stores, Inc. *                                          306             8,996
Kenneth Cole Productions, Inc., Class A                        305            10,452
Kmart Holding Corp. * (a)                                    1,199            86,088
Kohl's Corp. *                                               4,517           190,979
Limited Brands                                               6,853           128,151
Linens'n Things, Inc. *                                        604            17,703
Longs Drug Stores Corp. (a)                                    530            12,651
Lowe's Companies, Inc.                                      10,537           553,719
Manning Greg Auctions, Inc. * (a)                              431             6,594
Marinemax, Inc. *                                              256             7,342
May Department Stores Company                                3,797           104,380
Michael's Stores, Inc.                                         910            50,050
MSC Industrial Direct Company, Inc., Class A                   566            18,587
NBTY, Inc. *                                                   903            26,539
Nordstrom, Inc.                                              1,832            78,062
Pacific Sunwear of California, Inc.                          1,031            20,177
Pantry, Inc. * (a)                                             340             7,412
Party City Corp. * (a)                                         310             3,872
Payless ShoeSource, Inc. *                                     897            13,374
PC Connection, Inc. * (a)                                      523             3,441
Petco Animal Supplies Inc. *                                   200             6,442
PETsMART, Inc.                                               1,936            62,823
Pier 1 Imports, Inc.                                         1,187            20,998
RadioShack Corp.                                             2,200            62,986
Regis Corp.                                                    591            26,353
Rent-A-Center, Inc.                                          1,092            32,684
Restoration Hardware, Inc. * (a)                               544             3,977
Retail Ventures, Inc. *                                        690             5,341

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK (CONTINUED)

RETAIL TRADE (CONTINUED)
Rite Aid Corp. *                                             7,112     $      37,125
Ross Stores, Inc.                                            2,014            53,895
Saks, Inc.                                                   1,787            26,805
School Specialty, Inc. * (a)                                   237             8,605
Sears, Roebuck & Company                                     3,200           120,832
Sharper Image Corp. * (a)                                      212             6,655
Shoe Carnival, Inc. * (a)                                      283             4,248
Shopko Stores, Inc. * (a)                                      415             5,868
Sonic Automative, Inc. (a)                                     402             8,904
Sports Authority, Inc. * (a)                                   343            12,314
Staples, Inc.                                                6,644           194,736
Stein Mart, Inc. *                                             596             9,691
Steven Madden, Ltd. *                                          241             4,813
Systemax, Inc. * (a)                                           682             4,569
Talbots, Inc.                                                  742            29,049
Target Corp.                                                12,143           515,713
The Buckle, Inc.                                               291             8,221
The Dress Barn, Inc. *                                         422             7,225
The Gap, Inc.                                               11,970           290,273
The Men's Wearhouse, Inc. *                                    496            13,089
The Neiman Marcus Group, Inc., Class A                         642            35,727
The TJX Companies, Inc.                                      6,688           161,448
The Wet Seal, Inc., Class A * (a)                              562             2,939
The Yankee Candle, Inc. *                                      662            19,364
Tiffany & Company                                            1,964            72,373
Too, Inc. *                                                    476             7,949
Tractor Supply Company                                         521            21,788
Transport World Entertainment Corp. * (a)                      643             6,443
Tuesday Morning Corp. *                                        579            16,791
Tweeter Home Entertainment Group, Inc. *                       513             2,770
United Rentals, Inc. * (a)                                   1,062            18,999
Urban Outfitters, Inc. * (a)                                   538            32,770
ValueVision Media, Inc., Class A *                             538             7,005
Walgreen Company                                            13,714           496,584
Wal-Mart Stores, Inc.                                       57,844         3,051,849
Williams-Sonoma, Inc. *                                      1,574            51,879
Zale Corp.                                                     679            18,510
                                                                       -------------
                                                                          10,157,121

SANITARY SERVICES - 0.26%
Allied Waste Industries, Inc. *                              4,115            54,236
Aqua America, Inc.                                           1,221            24,481
Artesian Resources Corp., Class A                              370             9,786
Casella Waste Systems, Inc., Class A *                         407             5,352
Darling International, Inc. *                                1,663             6,985
Ecolab, Inc.                                                 3,396           107,653
Flanders Corp. *                                               713             5,897
Insituform Technologies, Inc., Class A * (a)                   396             6,443
Ionics, Inc. * (a)                                             288             8,136
Waste Connections, Inc.                                        476            14,103
Waste Management, Inc.                                       7,836           240,173
                                                                       -------------
                                                                             483,245

SEMICONDUCTORS - 3.34%
Actel Corp. *                                                  330             6,105
Advanced Energy Industries, Inc. *                             474             7,451
Advanced Micro Devices, Inc. * (a)                           4,671            74,269
Agere Systems, Inc., Class A *                              22,592            51,962
Alliance Semiconductor Corp. *                                 716             4,260
Altera Corp. *                                               5,058           112,389
American Superconductor Corp. * (a)                            440             5,755
Amis Holdings, Inc. *                                          425             7,191
Amkor Technology, Inc. * (a)                                 2,389            19,542
Analog Devices, Inc.                                         4,986           234,741
Applied Materials, Inc. *                                   22,528           441,999
Applied Micro Circuits Corp. *                               4,198            22,333
Asyst Technologies, Inc. *                                     700             7,238
Atmel Corp. *                                                6,374            37,734
ATMI, Inc. * (a)                                               423            11,552
Axcelis Technologies, Inc. *                                 1,378            17,142
Bookham Technology PLC, ADR * (a)                            1,279             1,228
Broadcom Corp., Class A *                                    4,145           193,862
ChipPAC, Inc., Class A * (a)                                 1,407             8,822
Cirrus Logic, Inc. * (a)                                     1,210             7,272
Conexant Systems, Inc. *                                     6,192            26,811
Credence Systems Corp. * (a)                                   897            12,379
Cree, Inc. * (a)                                               999            23,257
Cymer, Inc. *                                                  485            18,158
Cypress Semiconductor Corp. * (a)                            1,626            23,073
Diodes, Inc. (a)                                               219             5,188
DSP Group, Inc. *                                              418            11,386
Emcore Corp. *                                                 970             3,162
Emulex Corp. * (a)                                           1,107            15,841
Entegris, Inc. *                                             1,000            11,570
ESS Technology, Inc. * (a)                                     566             6,062
Exar Corp. *                                                   574             8,415
Fairchild Semiconductor International, Inc. *                1,569            25,685
FormFactor, Inc. *                                             517            11,607
Genesis Microchip, Inc. * (a)                                  467             6,431
Genus, Inc. * (a)                                              875             2,992
Integrated Circuit Systems, Inc. *                             954            25,911
Integrated Device Technology, Inc. *                         1,423            19,694
Intel Corp.                                                 86,743         2,394,107
Intergrated Electrical Services, Inc. *                        589             4,741
International Rectifier Corp. *                                873            36,160
Intersil Corp., Class A                                      1,812            39,248
IXYS Corp. * (a)                                               517             4,074
KLA-Tencor Corp. *                                           2,609           128,832
Kopin Corp. * (a)                                            1,093             5,585
Kulicke & Soffa Industries, Inc. * (a)                         757             8,297
Lam Research Corp. *                                         1,782            47,758
Lattice Semiconductor Corp. * (a)                            1,568            10,992
Linear Technology Corp.                                      4,147           163,682
LSI Logic Corp. *                                            5,065            38,595
LTX Corp. * (a)                                                889             9,610
Mattson Technology, Inc. *                                     718             8,630

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK (CONTINUED)

SEMICONDUCTORS (CONTINUED)
Maxim Integrated Products, Inc.                              4,371     $     229,128
MEMC Electronic Materials, Inc. *                            2,817            27,832
Micrel, Inc. *                                               1,263            15,345
Microchip Technology, Inc.                                   2,770            87,366
Micron Technology, Inc. *                                    8,126           124,409
Microsemi Corp.                                                864            12,277
MIPS Technologies, Inc., Class A *                             757             4,633
MKS Instruments, Inc. *                                        731            16,681
Monolithic System Technology, Inc. *                           512             3,855
Mykrolis Corp. *                                               570             9,929
Nanometrics, Inc. * (a)                                        254             2,890
National Semiconductor Corp.                                 4,765           104,782
Novellus Systems, Inc. *                                     2,019            63,477
NVIDIA Corp. *                                               2,164            44,362
Omnivision Technologies, Inc. (a)                              740            11,803
ON Semiconductor Corp. *                                     3,537            17,756
Pericom Semiconductor Corp. *                                  411             4,402
Photronics, Inc. * (a)                                         467             8,845
Pixelworks, Inc. * (a)                                         620             9,498
PLX Technology, Inc. * (a)                                     416             7,180
Power Integrations, Inc. *                                     418            10,408
QLogic Corp. *                                               1,267            33,690
Rambus, Inc. * (a)                                           1,373            24,398
Rudolph Technologies, Inc. *                                   258             4,693
Semitool, Inc. *                                               463             5,241
Semtech Corp. *                                                991            23,328
Sigmatel, Inc. * (a)                                           167             4,853
Silicon Image, Inc. * (a)                                    1,021            13,406
Silicon Laboratories, Inc. * (a)                               687            31,842
Siliconix, Inc. * (a)                                          414            20,543
Sipex Corp. * (a)                                              634             3,614
Skyworks Solutions, Inc. * (a)                               1,946            16,989
Teradyne, Inc. *                                             2,548            57,840
Tessera Technologies, Inc. *                                   539             9,713
Texas Instruments, Inc.                                     23,164           560,106
TranSwitch Corp. * (a)                                       1,749             3,096
Triquint Semiconductor, Inc. *                               1,869            10,205
Ultratech, Inc. *                                              360             5,861
Varian Semiconductor Equipment
  Associates, Inc. *                                           478            18,432
Veeco Instruments, Inc. * (a)                                  413            10,660
Vitesse Semiconductor Corp. *                                2,960            14,445
White Electronic Designs Corp. *                               519             2,720
Xicor, Inc. * (a)                                              437             6,612
Xilinx, Inc.                                                 4,598           153,159
Zoran Corp. *                                                  573            10,515
                                                                       -------------
                                                                           6,293,599

SHIPBUILDING - 0.00%
Todd Shipyards Corp.                                           423             7,424

SOFTWARE - 3.43%
Activision, Inc.                                             1,816            28,874
Actuate Corp. *                                              1,165             4,602
Advent Software, Inc. *                                        454             8,204
Allscripts Heathcare Solution, Inc. *                          653             5,120
Altiris, Inc. * (a)                                            363            10,022
ANSYS, Inc. * (a)                                              196             9,212
Ascential Software Corp. *                                     817            13,064
Aspen Technology, Inc. * (a)                                   686             4,980
Authentidate Holding Corp. * (a)                               502             5,487
Autodesk, Inc.                                               1,509            64,600
Avid Technology, Inc. *                                        413            22,537
BEA Systems, Inc. *                                          5,433            44,659
Bindview Development Corp. *                                 1,033             3,616
BMC Software, Inc. *                                         3,011            55,704
Borland Software Corp. *                                     1,137             9,653
Captaris, Inc. * (a)                                           695             4,490
Carreker Corp. *                                               404             4,048
Catapult Communications Corp. *                                220             5,060
CCC Information Services Group, Inc. *                         420             7,052
CIBER, Inc. * (a)                                              909             7,472
Citrix Systems, Inc. *                                       2,183            44,446
Computer Associates International, Inc.                      7,743           217,269
Compuware Corp. *                                            5,191            34,261
Concord Communications, Inc. * (a)                             311             3,549
Concur Technologies, Inc. * (a)                                518             5,543
Covansys Corp. *                                               430             4,442
Dendrite International, Inc. *                                 540            10,033
Embarcadero Tech, Inc. *                                       406             5,018
Epicor Software Corp. *                                        637             8,950
EPIQ Systems, Inc. * (a)                                       267             3,872
Equinix, Inc. * (a)                                            234             7,942
Evolving Systems, Inc. * (a)                                   398             1,890
Exult, Inc. * (a)                                            1,564             8,414
Faro Technologies, Inc. * (a)                                  217             5,570
Group 1 Software, Inc. *                                       289             6,633
Hyperion Solutions Corp. *                                     523            22,866
Igate Corp. *                                                  912             3,630
Industries International, Inc. *                             1,422             2,986
InfoUSA, Inc. *                                                776             7,869
Intellisync Corp. * (a)                                      1,164             3,341
Intermediate Telephone, Inc.                                   386             9,638
Intuit, Inc. *                                               2,644           102,006
JDA Software Group, Inc. *                                     416             5,479
Keane, Inc. *                                                  897            12,280
Lawson Software Inc. *                                       1,369             9,693
Macrovision Corp. * (a)                                        670            16,770
Magma Design Automation, Inc. * (a)                            461             8,865
Manhattan Associates, Inc. *                                   403            12,445
Mantech International Corp. * (a)                              434             8,146
Manugistics Group, Inc. *                                    1,124             3,675
MAPICS, Inc. * (a)                                             469             4,953
McDATA Corp., Class A * (a)                                  1,601             8,613
Mercury Interactive Corp. *                                  1,198            59,696
Micromuse, Inc. * (a)                                        1,142             7,640

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK (CONTINUED)

SOFTWARE (CONTINUED)
Microsoft Corp.                                            144,356     $   4,122,807
MicroStrategy, Inc. * (a)                                      180             7,686
Midway Games, Inc. * (a)                                     1,000            11,520
MRO Software, Inc. *                                           380             5,172
MSC Software Corp. * (a)                                       456             4,081
Nassda Corp. * (a)                                             548             2,269
Neoware Systems, Inc. * (a)                                    318             2,630
NMS Communications Corp. * (a)                                 622             4,590
Novell, Inc. *                                               5,197            43,603
NYFIX, Inc. * (a)                                              537             2,626
Omnicell, Inc. *                                               383             5,596
Open Solutions, Inc. * (a)                                     233             5,820
OpenTV Corp., Class A *                                      1,588             3,303
Opnet Technologies, Inc. * (a)                                 322             4,218
Opsware, Inc. * (a)                                          1,186             9,393
Oracle Corp. *                                              69,933           834,301
Packeteer, Inc. * (a)                                          469             7,574
Palmsource, Inc. *                                             196             3,359
Parametric Technology Corp. *                                3,730            18,650
PDF Solutions, Inc. *                                          405             3,430
Pegasystems, Inc. * (a)                                        543             4,751
PeopleSoft, Inc. *                                           4,995            92,407
Peregrine Systems, Inc. * (a)                                   23               448
Plato Learning, Inc. * (a)                                     400             3,964
Qad Inc.                                                       533             5,655
Quality Systems *                                              103             5,056
Red Hat, Inc. * (a)                                          2,361            54,232
Scansoft, Inc. * (a)                                         1,472             7,286
Sco Group, Inc. * (a)                                          363             2,124
Secure Computing Corp. * (a)                                   522             6,081
Seebeyond Technology Corp. *                                 1,352             5,097
Serena Software, Inc. * (a)                                    541            10,328
Siebel Systems, Inc. *                                       6,638            70,894
Softbrands, Inc. * (a)                                          74                89
SPSS, Inc. *                                                   261             4,690
SS&C Technologies, Inc. (a)                                    289             5,404
Synplicity, Inc. * (a)                                         553             3,317
Take-Two Interactive Software, Inc. * (a)                      591            18,108
THQ, Inc. * (a)                                                511            11,702
Tradestation Group, Inc. * (a)                                 715             5,141
Transaction Systems
  Architects, Inc., Class A *                                  539            11,605
Ulticom, Inc. *                                                617             7,219
Ultimate Software Group, Inc. * (a)                            408             4,121
VA Software Corp. * (a)                                      1,356             3,322
Verint Systems, Inc. * (a)                                     411            14,064
Versata Incorporated * (a)                                       3                 6
Websense, Inc. *                                               314            11,690
Zixit Corp. * (a)                                              485             3,851
                                                                       -------------
                                                                           6,472,159

STEEL - 0.14%
Alaska Steel Holding Corp. * (a)                             1,605             8,458
Allegheny Technologies, Inc.                                 1,156            20,866
Carpenter Technology Corp.                                     312            10,624
Gibraltar Steel Corp.                                          268             8,796
NS Group, Inc. *                                               441             7,250
Nucor Corp. (a)                                              1,042            79,984
Ryerson Tull, Inc.                                             426             6,765
Schnitzer Steel Industries, Inc. (a)                           316            10,731
Steel Dynamics, Inc. (a)                                       670            19,182
Steel Technologies, Inc. (a)                                   256             5,652
Texas Industries, Inc.                                         297            12,228
United States Steel Corp.                                    1,423            49,976
Worthington Industries, Inc.                                 1,200            24,636
                                                                       -------------
                                                                             265,148

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.89%
ADC Telecommunications, Inc. * (a)                          10,905            30,970
ADTRAN, Inc.                                                 1,078            35,973
Advanced Fibre Communications, Inc. *                        1,182            23,876
Aeroflex, Inc. *                                             1,056            15,132
Alaska Communications Systems, Inc. * (a)                      909             5,545
American Tower Corp., Class A *                              2,968            45,114
Andrew Corp. *                                               2,135            42,721
Applied Signal Technology, Inc. (a)                            220             7,711
Arris Group, Inc. * (a)                                      1,262             7,496
Aspect Communications Corp. *                                  863            12,255
At Road, Inc. * (a)                                            798             6,105
Atheros Communications, Inc. * (a)                             660             6,956
Avaya, Inc. *                                                5,936            93,729
Brightpoint, Inc. (a)                                          322             4,427
Carrier Access Corp. *                                         529             6,306
CellStar Corp. * (a)                                           483             3,555
CIENA Corp. *                                                6,474            24,083
Citizens Communications Company (a)                          3,755            45,436
Commonwealth Telephone Enterprises, Inc.,
  (CTE) * (a)                                                  305            13,655
Commscope, Inc. * (a)                                          836            17,932
Comtech Telecommunications Corp. (a)                           230             5,189
Comverse Technology, Inc. *                                  2,575            51,345
Corning, Inc. *                                             18,091           236,268
Corvis Corp. * (a)                                           6,670             9,405
Crown Castle International Corp. *                           2,963            43,704
CT Communications, Inc. (a)                                    397             5,975
Ditech Communications Corp. * (a)                              467            10,900
Finisar Corp. * (a)                                          3,338             6,609
General Communication, Inc. *                                  912             7,241
Global Crossing, Ltd. * (a)                                    319             4,980
Harmonic, Inc. *                                             1,041             8,869
Hungarian Telephone & Cable Corp. * (a)                        467             4,530
IDT Corp. * (a)                                                313             5,643
Inet Technologies, Inc. *                                      630             7,856
Infonet Services Corp., Class B * (a)                        4,395             7,691
InterDigital Communication Corp. * (a)                         769            14,465

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK (CONTINUED)

TELECOMMUNICATIONS EQUIPMENT &
SERVICES (CONTINUED)
Intrado, Inc. * (a)                                            291     $       4,682
J2 Global Communications, Inc. (a)                             332             9,230
JDS Uniphase Corp. *                                        19,441            73,681
KVH Industries, Inc. * (a)                                     272             3,463
Level 3 Communications, Inc. * (a)                           9,237            32,791
Lucent Technologies, Inc. * (a)                             57,255           216,424
Mastec, Inc. * (a)                                             825             4,480
MRV Communications, Inc. * (a)                               1,819             4,984
NETGEAR, Inc. * (a)                                            436             4,683
Network Equipment Technologies, Inc. * (a)                     491             4,007
Newport Corp. *                                                556             8,991
NTL, Inc.                                                    1,172            67,531
PanAmSat Corp. * (a)                                         1,979            45,952
Performance Technologies, Inc. * (a)                           275             2,588
Plantronics, Inc.                                              630            26,523
Polycom, Inc. *                                              1,344            30,119
Powerwave Technologies, Inc. * (a)                             939             7,230
Price Communications Corp. (a)                                 736            10,863
PTEK Holdings, Inc. *                                          837             9,651
QUALCOMM, Inc.                                              10,776           786,432
REMEC, Inc. * (a)                                              880             5,562
SBC Communications, Inc.                                    44,243         1,072,893
Scientific-Atlanta, Inc.                                     2,050            70,725
Shenandoah Telecommunications Company (a)                      200             5,400
Sonus Networks, Inc. *                                       3,380            16,156
Spectralink Corp. (a)                                          327             4,872
Spectrasite, Inc.                                              625            27,012
Stratex Networks, Inc. * (a)                                 1,450             4,278
SureWest Communications (a)                                    237             7,489
Symmetricom, Inc. *                                            730             6,497
Tekelec *                                                      862            15,663
Tellabs, Inc. * (a)                                          5,643            49,320
Terayon Communication Systems, Inc. * (a)                    1,390             3,253
Tollgrade Communications, Inc. *                               279             2,963
Triton PCS Holdings, Inc., Class A * (a)                     1,059             4,617
US LEC Corp., Class A * (a)                                    775             3,147
UTStarcom, Inc. * (a)                                          144             4,356
Viasat, Inc. *                                                 369             9,207
Westell Technologies, Inc., Class A *                          863             4,401
Wiltel Communications Group *                                  614                 0
WJ Communication, Inc. *                                     1,131             4,004
                                                                       -------------
                                                                           3,555,767

TELEPHONE - 1.57%
ALLTEL Corp.                                                 4,059           205,467
AT&T Corp.                                                  10,446           152,825
Atlantic Tele-Network, Inc.                                    203             6,516
BellSouth Corp.                                             24,447           641,000
Centennial Communications Corp., Class A * (a)               1,573            11,247
CenturyTel, Inc.                                             1,855            55,724
Cincinnati Bell, Inc. *                                      3,437            15,260
D&E Communications, Inc.                                       421             5,650
Harris Corp.                                                   891            45,218
Hickory Tech Corp. (a)                                         562             5,682
North Pittsburgh Systems, Inc. (a)                             348             6,978
Primus Telecommunications Group, Inc. * (a)                  1,324             6,726
Qwest Communications International, Inc. *                  23,821            85,517
Sprint Corp. (FON Group)                                    19,028           334,893
TALK America Holdings, Inc. * (a)                              465             3,567
Teleglobe Intl Hpldings Ltd * (a)                              211             1,072
U.S. Cellular Corp. * (a)                                    1,124            43,330
Verizon Communications, Inc.                                37,015         1,339,573
                                                                       -------------
                                                                           2,966,245

TIRES & RUBBER - 0.03%
Bandag, Inc.                                                   284            12,647
Cooper Tire & Rubber Company                                 1,015            23,345
Goodyear Tire & Rubber Company * (a)                         2,416            21,961
Myers Indiana, Inc.                                            455             6,415
                                                                       -------------
                                                                              64,368

TOBACCO - 0.82%
Altria Group, Inc.                                          27,159         1,359,308
Dimon, Inc. (a)                                                785             4,490
R.J. Reynolds Tobacco Holdings, Inc. (a)                     1,127            76,174
Standard Commercial Corp. (a)                                  277             5,000
Universal Corp.                                                308            15,689
UST, Inc.                                                    2,136            76,896
Vector Group, Ltd. (a)                                         568             8,946
                                                                       -------------
                                                                           1,546,503

TOYS, AMUSEMENTS & SPORTING GOODS - 0.12%
Hasbro, Inc.                                                 2,295            43,605
Jakks Pacific, Inc. * (a)                                      382             7,942
Marval Enterprises, Inc. (a)                                 1,471            28,714
Mattel, Inc.                                                 5,596           102,127
Russ Berrie & Company, Inc.                                    342             6,645
Toys R Us, Inc. *                                            2,864            45,623
                                                                       -------------
                                                                             234,656

TRANSPORTATION - 0.29%
Alexander & Baldwin, Inc.                                      569            19,033
C. H. Robinson Worldwide, Inc.                               1,105            50,653
Expeditors International of Washington, Inc.                 1,398            69,075
General Maritime Corp. * (a)                                   502            13,775
Harley-Davidson, Inc.                                        4,031           249,680
Heartland Express, Inc.                                        677            18,523
Kirby Corp. *                                                  344            13,382
Laidlaw International, Inc. *                                1,406            18,222
Offshore Logistics, Inc. *                                     300             8,436
Overseas Shipholding Group, Inc.                               536            23,654
Pacer International, Inc. *                                    557            10,304
RailAmerica, Inc. * (a)                                        553             8,074
SCS Transportation, Inc. * (a)                                 277             7,310
Seabulk International, Inc. *                                  456             3,762
U. S. Xpress Enterprises, Inc., Class A *                      323             5,081

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

TOTAL STOCK MARKET INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCK (CONTINUED)

TRANSPORTATION (CONTINUED)
Yellow Roadway Corp. * (a)                                     632     $      25,191
                                                                       -------------
                                                                             544,155

TRAVEL SERVICES - 0.50%
Ambassadors Group, Inc. (a)                                    216             5,078
American Express Company                                    17,195           883,479
Navigant International Inc. * (a)                              295             5,248
Pegasus Solutions, Inc. * (a)                                  427             5,606
Sabre Holdings Corp.                                         1,853            51,347
                                                                       -------------
                                                                             950,758

TRUCKING & FREIGHT - 0.98%
Arkansas Best Corp.                                            367            12,082
CNF, Inc.                                                      660            27,430
Covenant Transport, Inc. *                                     287             4,905
EGL, Inc. *                                                    658            17,503
Fedex Corp.                                                  3,981           325,208
Forward Air Corp. *                                            319            11,931
Hub Group, Inc., Class A *                                     200             6,820
Hunt (JB) Transport Services, Inc.                           1,083            41,782
Knight Transportation, Inc. *                                  530            15,227
Landstar Systems, Inc.                                         412            21,782
Navistar International Corp. *                                 933            36,163
Old Dominion Freight Lines, Inc.                               342            10,082
OMI Corp.                                                    1,064            12,661
Oshkosh Truck Corp.                                            468            26,821
Overnite Corp.                                                 364            10,701
Plains All American Pipeline, LP (a)                           807            26,938
Ryder Systems, Inc.                                            864            34,620
Swift Transportation, Inc. *                                 1,141            20,481
United Parcel Service, Inc., Class B                        15,063         1,132,286
USF Corp.                                                      391            13,736
Wabash National Corp. *                                        438            12,067
Werner Enterprises, Inc.                                     1,072            22,619
                                                                       -------------
                                                                           1,843,845
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS (Cost $175,715,907)                                $ 181,838,786
------------------------------------------------------------------------------------

PREFERRED STOCKS - 0.02%

BROADCASTING - 0.02%
The News Corp., Ltd., ADR                                    1,200            39,456
------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS (Cost $34,909)                                  $      39,456
------------------------------------------------------------------------------------

WARRANTS - 0.00%

BANKING - 0.00%
Dime Bancorp, Inc.
  (Expiration date 11/22/2005; strike
  price $0.16) *                                               300                33

CELLULAR COMMUNICATIONS - 0.00%
Spectrasite, Inc.
  (Expiration date 02/10/2010; strike
  price $16.00) * (a)                                            4               228

ELECTRICAL EQUIPMENT - 0.00%
Optical Cable Corp.
  (Expiration date 10/24/2007; strike
  price $4.88) *                                                24     $           0
------------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $9,979)                                           $         261
------------------------------------------------------------------------------------

RIGHTS - 0.00%

BUSINESS SERVICES - 0.00%
Comdisco Holding Company, Inc.                                 829               356

PHARMACEUTICALS - 0.00%
OSI Pharmaceuticals, Inc. * (a)                              1,164                 0
------------------------------------------------------------------------------------
TOTAL RIGHTS (Cost $19,688)                                            $         356
------------------------------------------------------------------------------------

CORPORATE BONDS - 0.00%

HOMEBUILDERS - 0.00%
Brookfield Homes Corp.
  12.00% due 06/30/2020                               $      1,000             1,033
------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS (Cost $1,000)                                    $       1,033
------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 7.87%
State Street Navigator Securities
  Lending Prime Portfolio (c)                         $ 13,830,545     $  13,830,545
United States Treasury Bills
0.91% due 07/08/2004 ****                                1,000,000           999,823
------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $14,830,368)                                                     $  14,830,368
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.10%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 1.14% to
  be repurchased at $5,836,185 on
  07/01/2004, collateralized by
  $4,295,000 U.S. Treasury Bonds,
  8.75% due 05/15/2020 (valued at
  $5,959,313, including interest).                    $  5,836,000     $   5,836,000
------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $5,836,000)                                                      $   5,836,000
------------------------------------------------------------------------------------
TOTAL INVESTMENTS (TOTAL STOCK MARKET INDEX TRUST)
  (COST $196,447,850) - 107.45%                                        $ 202,546,260
LIABILITIES IN EXCESS OF OTHER ASSETS - (7.45)%                          (14,036,768)
                                                                       -------------
TOTAL NET ASSETS - 100.00%                                             $ 188,509,492
                                                                       =============

500 INDEX TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCKS - 99.38%

ADVERTISING - 0.22%
Monster Worldwide, Inc. *                                   12,920     $     332,303
Omnicom Group, Inc.                                         20,871         1,583,900
The Interpublic Group of Companies, Inc. *                  46,270           635,287
                                                                       -------------
                                                                           2,551,490

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCKS(CONTINUED)

AEROSPACE - 2.03%
Boeing Company                                              93,093     $   4,756,121
General Dynamics Corp.                                      21,976         2,182,217
Goodrich Corp.                                              13,031           421,292
Honeywell International, Inc.                               94,859         3,474,685
Lockheed Martin Corp.                                       49,583         2,582,283
Northrop Grumman Corp.                                      39,754         2,134,790
Raytheon Company                                            49,473         1,769,649
Rockwell Collins, Inc.                                      19,546           651,273
Textron, Inc.                                               15,239           904,435
United Technologies Corp.                                   56,761         5,192,496
                                                                       -------------
                                                                          24,069,241

AGRICULTURE - 0.20%
Archer-Daniels-Midland Company                              71,780         1,204,468
Monsanto Company                                            29,374         1,130,899
                                                                       -------------
                                                                           2,335,367

AIR TRAVEL - 0.13%
Delta Air Lines, Inc. * (a)                                 13,804            98,284
Southwest Airlines Company                                  87,240         1,463,015
                                                                       -------------
                                                                           1,561,299

ALUMINUM - 0.27%
Alcoa, Inc.                                                 95,964         3,169,691

APPAREL & TEXTILES - 0.42%
Cintas Corp.                                                18,884           900,200
Jones Apparel Group, Inc.                                   13,914           549,325
Liz Claiborne, Inc.                                         12,258           441,043
NIKE, Inc., Class B                                         29,154         2,208,416
Reebok International, Ltd.                                   6,626           238,403
V.F. Corp.                                                  12,147           591,559
                                                                       -------------
                                                                           4,928,946

AUTO PARTS - 0.32%
AutoZone, Inc. *                                             9,166           734,197
Dana Corp.                                                  16,454           322,498
Delphi Corp.                                                61,841           660,462
Genuine Parts Company                                       19,215           762,451
Johnson Controls, Inc.                                      20,982         1,120,019
Visteon Corp. (a)                                           14,245           166,239
                                                                       -------------
                                                                           3,765,866

AUTO SERVICES - 0.04%
AutoNation, Inc. * (a)                                      29,485           504,193

AUTOMOBILES - 0.61%
Ford Motor Company                                         202,197         3,164,383
General Motors Corp. (a)                                    62,393         2,906,890
PACCAR, Inc.                                                19,325         1,120,657
                                                                       -------------
                                                                           7,191,930

BANKING - 6.30%
AmSouth BanCorp                                             38,871           990,044
Bank of America Corp.                                      225,167        19,053,632
Bank of New York Company, Inc.                              85,915         2,532,774
Bank One Corp.                                             123,902         6,319,002
BB&T Corp.                                                  61,951         2,290,328
Comerica, Inc.                                              19,104         1,048,428
Fifth Third Bancorp                                         62,172         3,343,610
First Horizon National Corp.                                13,693           622,621
Golden West Financial Corp.                                 16,896         1,796,890
Huntington Bancshares, Inc.                                 25,288           579,095
KeyCorp                                                     45,276         1,353,300
M&T Bank Corp.                                              13,141         1,147,209
Marshall & Ilsley Corp.                                     24,515           958,291
National City Corp.                                         68,577         2,400,881
North Fork Bancorp., Inc. (a)                               19,104           726,907
Northern Trust Corp.                                        24,295         1,027,193
Southtrust Corp.                                            36,442         1,414,314
Sovereign Bancorp, Inc.                                     34,330           758,693
SunTrust Banks, Inc.                                        31,141         2,023,854
Union Planters Corp.                                        20,982           625,473
US Bancorp                                                 209,265         5,767,343
Wachovia Corp.                                             145,215         6,462,067
Wells Fargo & Company                                      186,406        10,668,015
Zions BanCorp                                                9,939           610,752
                                                                       -------------
                                                                          74,520,716

BIOTECHNOLOGY - 1.15%
Amgen, Inc. *                                              140,467         7,665,284
Applera Corp.-Applied Biosystems Group                      22,307           485,177
Biogen Idec, Inc. *                                         37,546         2,374,785
Chiron Corp. *                                              20,871           931,682
Genzyme Corp. *                                             25,068         1,186,468
MedImmune, Inc. *                                           27,497           643,430
Millipore Corp. *                                            5,411           305,018
                                                                       -------------
                                                                          13,591,844

BROADCASTING - 0.89%
Clear Channel Communications, Inc.                          67,804         2,505,358
Univision Communications, Inc., Class A *                   35,669         1,138,911
Viacom, Inc., Class B                                      191,375         6,835,915
                                                                       -------------
                                                                          10,480,184

BUILDING MATERIALS & CONSTRUCTION - 0.21%
American Standard Companies, Inc.                           23,742           957,040
Masco Corp.                                                 48,368         1,508,114
                                                                       -------------
                                                                           2,465,154

BUSINESS SERVICES - 2.14%
Affiliated Computer Services, Inc., Class A *               15,018           795,053
Automatic Data Processing, Inc.                             65,154         2,728,650
Cendant Corp.                                              112,639         2,757,403
Charles Schwab Corp.                                       150,737         1,448,583
Computer Sciences Corp. *                                   20,761           963,933
Convergys Corp. *                                           15,791           243,181
Deluxe Corp. (a)                                             5,522           240,207
Electronic Arts, Inc.                                       33,460         1,825,243
Electronic Data Systems Corp. (a)                           53,448         1,023,529
Equifax, Inc.                                               15,129           374,443
First Data Corp.                                            96,295         4,287,054
Fluor Corp. (a)                                              9,166           436,943

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCKS (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Moody's Corp.                                               16,565     $   1,071,093
NCR Corp. *                                                 10,491           520,249
Paychex, Inc.                                               41,743         1,414,253
Pitney Bowes, Inc.                                          25,509         1,128,773
R.R. Donnelley & Sons Company                               23,963           791,258
Robert Half International, Inc.                             18,994           565,451
SunGuard Data Systems, Inc. *                               32,025           832,650
Unisys Corp. *                                              36,773           510,409
VERITAS Software Corp. *                                    47,706         1,321,456
                                                                       -------------
                                                                          25,279,814

CABLE AND TELEVISION - 1.33%
Comcast Corp., Class A *                                   247,584         6,939,780
Time Warner, Inc. *                                        503,561         8,852,602
                                                                       -------------
                                                                          15,792,382

CELLULAR COMMUNICATIONS - 1.04%
AT&T Wireless Services, Inc. *                             301,143         4,312,368
Motorola, Inc.                                             258,848         4,723,976
Nextel Communications, Inc., Class A *                     122,577         3,267,903
                                                                       -------------
                                                                          12,304,247
CHEMICALS - 1.36%
Air Products & Chemicals, Inc.                              25,068         1,314,816
Ashland, Inc.                                                7,730           408,221
Dow Chemical Company                                       103,363         4,206,874
E.I. Du Pont De Nemours & Company                          110,430         4,905,301
Eastman Chemical Company                                     8,503           393,094
Engelhard Corp.                                             13,693           442,421
Great Lakes Chemical Corp.                                   5,632           152,402
Hercules, Inc. *                                            12,147           148,072
PPG Industries, Inc.                                        18,994         1,186,935
Praxair, Inc.                                               35,890         1,432,370
Rohm & Haas Company                                         24,736         1,028,523
Sigma-Aldrich Corp.                                          7,620           454,228
                                                                       -------------
                                                                          16,073,257

COLLEGES & UNIVERSITIES - 0.15%
Apollo Group, Inc., Class A *                               19,546         1,725,716

COMPUTERS & BUSINESS EQUIPMENT - 3.65%
Apple Computer, Inc. *                                      41,963         1,365,476
Dell, Inc. *                                               278,615         9,979,989
EMC Corp. *                                                269,891         3,076,757
Gateway, Inc. *                                             41,080           184,860
Hewlett-Packard Company                                    336,701         7,104,391
International Business Machines Corp.                      186,075        16,402,511
Lexmark International, Inc. *                               14,356         1,385,785
Network Appliance, Inc. *                                   38,430           827,398
Sun Microsystems, Inc. *                                   367,290         1,594,039
Xerox Corp. * (a)                                           88,344         1,280,988
                                                                       -------------
                                                                          43,202,194

CONSTRUCTION & MINING EQUIPMENT - 0.02%
Rowan Companies, Inc. *                                     11,706           284,807

CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                                    15,791           656,116
Vulcan Materials Company                                    11,264           535,603
                                                                       -------------
                                                                           1,191,719

CONTAINERS & GLASS - 0.14%
Ball Corp.                                                   6,184           445,557
Bemis Company, Inc.                                         11,816           333,802
Pactiv Corp. *                                              16,896           421,386
Sealed Air Corp. *                                           9,276           494,133
                                                                       -------------
                                                                           1,694,878

COSMETICS & TOILETRIES - 2.58%
Alberto Culver Company, Class B                              9,939           498,342
Avon Products, Inc.                                         52,123         2,404,955
Colgate-Palmolive Company                                   58,749         3,433,879
International Flavors & Fragrances, Inc.                    10,380           388,212
Kimberly-Clark Corp.                                        55,325         3,644,811
The Gillette Company                                       110,761         4,696,266
The Procter & Gamble Company                               283,806        15,450,399
                                                                       -------------
                                                                          30,516,864

CRUDE PETROLEUM & NATURAL GAS - 1.64%
Apache Corp.                                                35,890         1,563,009
Burlington Resources, Inc.                                  43,841         1,586,167
ChevronTexaco Corp.                                        118,160        11,120,038
Devon Energy Corp.                                          26,503         1,749,198
EOG Resources, Inc.                                         12,920           771,453
Occidental Petroleum Corp.                                  43,178         2,090,247
Sunoco, Inc. (a)                                             8,393           533,963
                                                                       -------------
                                                                          19,414,075

DOMESTIC OIL - 0.28%
Amerada Hess Corp. (a)                                       9,939           787,070
Marathon Oil Corp.                                          38,098         1,441,628
Unocal Corp.                                                29,154         1,107,852
                                                                       -------------
                                                                           3,336,550

ELECTRICAL EQUIPMENT - 3.66%
American Power Conversion Corp.                             22,086           433,990
Cooper Industries, Ltd., Class A                            10,270           610,141
Emerson Electric Company                                    46,601         2,961,493
General Electric Company                                 1,165,479        37,761,520
Molex, Inc.                                                 20,982           673,102
Power-One, Inc. * (a)                                        9,276           101,850
Symbol Technologies, Inc.                                   25,951           382,518
Tektronix, Inc.                                              9,387           319,346
                                                                       -------------
                                                                          43,243,960

ELECTRICAL UTILITIES - 2.26%
Allegheny Energy, Inc. * (a)                                14,025           216,125
Ameren Corp.                                                20,209           868,179
American Electric Power Company, Inc.                       43,730         1,399,360
Calpine Corp. * (a)                                         45,939           198,457
CenterPoint Energy, Inc. (a)                                33,902           389,873
Cinergy Corp.                                               19,877           755,326
CMS Energy Corp. * (a)                                      18,111           165,353
Consolidated Edison, Inc.                                   26,614         1,058,173

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCKS (CONTINUED)

ELECTRICAL UTILITIES (CONTINUED)
Constellation Energy Group, Inc.                            18,552     $     703,121
Dominion Resources, Inc.                                    36,111         2,277,882
DTE Energy Company                                          19,104           774,476
Duke Energy Corp.                                          101,043         2,050,163
Edison International                                        36,000           920,520
Entergy Corp.                                               25,399         1,422,598
Exelon Corp.                                                72,994         2,429,970
FirstEnergy Corp.                                           36,442         1,363,295
FPL Group, Inc.                                             20,430         1,306,499
PG&E Corp. *                                                46,270         1,292,784
Pinnacle West Capital Corp.                                 10,049           405,879
PPL Corp.                                                   19,657           902,256
Public Service Enterprise Group, Inc.                       26,172         1,047,665
TECO Energy, Inc. (a)                                       20,761           248,924
The AES Corp. *                                             70,344           698,516
The Southern Company                                        81,387         2,372,431
TXU Corp.                                                   35,779         1,449,407
                                                                       -------------
                                                                          26,717,232

ELECTRONICS - 0.45%
Adobe Systems, Inc.                                         26,393         1,227,275
Agilent Technologies, Inc. *                                53,117         1,555,266
Jabil Circuit, Inc. *                                       22,196           558,895
Sanmina-SCI Corp. *                                         57,534           523,559
Solectron Corp. *                                          106,123           686,616
Thermo Electron Corp. *                                     18,331           563,495
Thomas & Betts Corp.                                         6,515           177,403
                                                                       -------------
                                                                           5,292,509

ENERGY - 0.24%
Progress Energy, Inc.                                       27,276         1,201,508
Sempra Energy                                               25,399           874,487
Xcel Energy, Inc.                                           44,062           736,276
                                                                       -------------
                                                                           2,812,271

FINANCIAL SERVICES - 8.02%
Bear Stearns Companies, Inc.                                11,595           977,574
Capital One Financial Corp.                                 26,503         1,812,275
Charter One Financial, Inc.                                 24,736         1,093,084
Citigroup, Inc.                                            571,034        26,553,081
Countrywide Financial Corp.                                 30,810         2,164,402
E*TRADE Financial Corp. *                                   40,307           449,423
Federal Home Loan Mortgage Corp.                            75,976         4,809,281
Federal National Mortgage Association                      107,007         7,636,020
Federated Investors, Inc., Class B                          11,926           361,835
Fiserv, Inc. *                                              21,534           837,457
Franklin Resources, Inc.                                    27,608         1,382,609
H & R Block, Inc.                                           19,325           921,416
J.P. Morgan Chase & Company                                229,915         8,913,805
Janus Capital Group, Inc.                                   26,393           435,221
Lehman Brothers Holdings, Inc.                              30,589         2,301,822
MBNA Corp.                                                 141,130         3,639,743
Mellon Financial Corp.                                      46,822         1,373,289
Merrill Lynch & Company, Inc.                              106,123         5,728,520
Morgan Stanley                                             121,363         6,404,325
PNC Financial Services Group                                31,141         1,652,964
Providian Financial Corp. *                                 32,135           471,420
Regions Financial Corp.                                     24,184           883,925
SLM Corp.                                                   48,479         1,960,976
State Street Corp.                                          37,104         1,819,580
Synovus Financial Corp.                                     33,681           852,803
T. Rowe Price Group, Inc.                                   14,025           706,860
The Goldman Sachs Group, Inc.                               53,338         5,022,306
Washington Mutual, Inc.                                     95,522         3,690,970
                                                                       -------------
                                                                          94,856,986

FOOD & BEVERAGES - 3.93%
Anheuser-Busch Companies, Inc.                              88,786         4,794,444
Campbell Soup Company                                       45,387         1,220,003
Coca-Cola Enterprises, Inc.                                 51,902         1,504,639
ConAgra Foods, Inc.                                         58,307         1,578,953
General Mills, Inc.                                         41,743         1,984,045
H.J. Heinz Company                                          38,871         1,523,743
Hershey Foods Corp.                                         28,601         1,323,368
Kellogg Company                                             45,387         1,899,446
McCormick & Company, Inc.                                   15,239           518,126
PepsiCo, Inc.                                              188,504        10,156,595
Sara Lee Corp.                                              87,240         2,005,648
Starbucks Corp. *                                           43,841         1,906,207
The Coca-Cola Company                                      269,008        13,579,524
The Pepsi Bottling Group, Inc.                              28,491           870,115
William Wrigley Jr. Company                                 24,847         1,566,603
                                                                       -------------
                                                                          46,431,459

FOREST PRODUCTS - 0.14%
Weyerhaeuser Company                                        26,614         1,679,876

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc.                                       21,203           566,332

GAS & PIPELINE UTILITIES - 0.32%
Dynegy, Inc., Class A * (a)                                 41,853           178,294
El Paso Corp. (a)                                           70,786           557,794
KeySpan Corp.                                               17,669           648,452
Kinder Morgan, Inc.                                         13,693           811,858
Nicor, Inc. (a)                                              4,859           165,060
NiSource, Inc.                                              29,043           598,867
Peoples Energy Corp. (a)                                     4,196           176,861
Williams Companies, Inc. (a)                                57,424           683,346
                                                                       -------------
                                                                           3,820,532

HEALTHCARE PRODUCTS - 3.64%
Bausch & Lomb, Inc.                                          5,853           380,855
Baxter International, Inc.                                  67,694         2,336,120
Becton, Dickinson & Company                                 27,939         1,447,240
Biomet, Inc.                                                28,049         1,246,498
Boston Scientific Corp.                                     92,209         3,946,545
C.R. Bard, Inc.                                             11,485           650,625
Guidant Corp.                                               34,675         1,937,639
Johnson & Johnson                                          327,867        18,262,192
Medtronic, Inc.                                            133,841         6,520,734

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCKS (CONTINUED)

HEALTHCARE PRODUCTS (CONTINUED)
St. Jude Medical, Inc. *                                    19,436     $   1,470,333
Stryker Corp.                                               44,172         2,429,460
Zimmer Holdings, Inc. *                                     26,945         2,376,549
                                                                       -------------
                                                                          43,004,790

HEALTHCARE SERVICES - 1.40%
Cardinal Health, Inc.                                       47,485         3,326,324
Express Scripts, Inc. *                                      8,614           682,487
HCA, Inc.                                                   53,669         2,232,094
Humana, Inc. *                                              17,779           300,465
IMS Health, Inc.                                            25,951           608,292
McKesson Corp.                                              32,356         1,110,782
Medco Health Solutions, Inc. *                              29,927         1,122,263
Quest Diagnostics, Inc.                                     11,374           966,221
UnitedHealth Group, Inc.                                    68,025         4,234,556
Wellpoint Health Networks, Inc. *                           17,227         1,929,596
                                                                       -------------
                                                                          16,513,080

HOMEBUILDERS - 0.14%
Centex Corp.                                                13,583           621,422
KB HOME                                                      5,190           356,190
Pulte Homes, Inc.                                           14,025           729,721
                                                                       -------------
                                                                           1,707,333

HOTELS & RESTAURANTS - 0.79%
Darden Restaurants, Inc.                                    17,779           365,358
Harrah's Entertainment, Inc.                                12,479           675,114
Hilton Hotels Corp.                                         42,295           789,225
Marriott International, Inc., Class A                       24,957         1,244,855
McDonald's Corp.                                           139,031         3,614,806
Starwood Hotels & Resorts Worldwide, Inc.                   22,859         1,025,226
Wendy's International, Inc.                                 12,589           438,601
Yum! Brands, Inc.                                           31,914         1,187,839
                                                                       -------------
                                                                           9,341,024

HOUSEHOLD APPLIANCES - 0.11%
Black & Decker Corp.                                         8,724           542,022
Maytag Corp.                                                 8,724           213,825
Whirlpool Corp. (a)                                          7,620           522,732
                                                                       -------------
                                                                           1,278,579

HOUSEHOLD PRODUCTS - 0.27%
Fortune Brands, Inc.                                        16,123         1,216,158
Newell Rubbermaid, Inc.                                     30,368           713,648
The Clorox Company                                          23,411         1,259,043
                                                                       -------------
                                                                           3,188,849

INDUSTRIAL MACHINERY - 0.85%
Caterpillar, Inc.                                           37,767         3,000,210
Cummins, Inc. (a)                                            4,748           296,750
Deere & Company                                             27,497         1,928,640
Dover Corp.                                                 22,417           943,756
Ingersoll-Rand Company, Class A                             19,104         1,304,994
ITT Industries, Inc.                                        10,270           852,410
Pall Corp.                                                  13,804           361,527
Parker-Hannifin Corp.                                       13,252           787,964
W.W. Grainger, Inc.                                         10,049           577,817
                                                                       -------------
                                                                          10,054,068

INDUSTRIALS - 0.02%
Crane Company                                                6,626           207,990

INSURANCE - 5.09%
ACE, Ltd.                                                   31,252         1,321,335
Aetna, Inc.                                                 16,785         1,426,725
AFLAC, Inc.                                                 56,209         2,293,889
Ambac Financial Group, Inc.                                 11,926           875,845
American International Group, Inc.                         288,002        20,528,783
Anthem, Inc. * (a)                                          15,350         1,374,746
Aon Corp.                                                   34,785           990,329
Chubb Corp.                                                 20,982         1,430,553
CIGNA Corp.                                                 15,571         1,071,441
Cincinnati Financial Corp.                                  18,551           807,340
Hartford Financial Services Group, Inc.                     32,246         2,216,590
Jefferson-Pilot Corp.                                       15,460           785,368
Lincoln National Corp.                                      19,657           928,793
Loews Corp.                                                 20,430         1,224,983
Marsh & McLennan Companies, Inc.                            57,755         2,620,922
MBIA, Inc.                                                  15,902           908,322
MetLife, Inc.                                               83,485         2,992,937
MGIC Investment Corp. (a)                                   10,933           829,377
Principal Financial Group, Inc.                             35,227         1,225,195
Progressive Corp.                                           23,963         2,044,044
Prudential Financial, Inc.                                  58,086         2,699,256
SAFECO Corp.                                                15,350           675,400
The Allstate Corp.                                          77,632         3,613,770
The St. Paul Travelers Companies, Inc.                      73,657         2,986,055
Torchmark, Inc.                                             12,258           659,480
UNUMProvident Corp. (a)                                     32,687           519,723
XL Capital, Ltd., Class A                                   15,239         1,149,935
                                                                       -------------
                                                                          60,201,136

INTERNATIONAL OIL - 0.79%
Anadarko Petroleum Corp.                                    27,828         1,630,721
ConocoPhillips                                              75,755         5,779,349
Kerr-McGee Corp.                                            11,153           599,697
Nabors Industries, Ltd. *                                   16,454           744,050
Noble Corp. *                                               14,908           564,864
                                                                       -------------
                                                                           9,318,681

INTERNET CONTENT - 0.46%
Yahoo!, Inc.                                               148,749         5,404,051

INTERNET RETAIL - 0.56%
eBay, Inc.                                                  72,553         6,671,248

INTERNET SOFTWARE - 1.62%
Cisco Systems, Inc. *                                      746,617        17,694,823
Symantec Corp.                                              34,454         1,508,396
                                                                       -------------
                                                                          19,203,219

LEISURE TIME - 0.93%
Brunswick Corp.                                             10,491           428,033

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCKS (CONTINUED)

LEISURE TIME (CONTINUED)
Carnival Corp.                                              69,902     $   3,285,394
International Game Technology                               38,540         1,487,644
The Walt Disney Company                                    226,602         5,776,085
                                                                       -------------
                                                                          10,977,156

LIFE SCIENCES - 0.08%
PerkinElmer, Inc.                                           14,135           283,265
Waters Corp. *                                              13,252           633,181
                                                                       -------------
                                                                             916,446

LIQUOR - 0.08%
Adolph Coors Company, Class B (a)                            4,086           295,581
Brown Forman Corp., Class B (a)                             13,362           644,984
                                                                       -------------
                                                                             940,565

MANUFACTURING - 1.91%
3M Company                                                  86,356         7,772,904
Danaher Corp.                                               34,012         1,763,522
Eaton Corp.                                                 16,675         1,079,540
Illinois Tool Works, Inc.                                   34,233         3,282,602
Rockwell Automation, Inc                                    20,540           770,455
Snap-on, Inc.                                                6,405           214,888
The Stanley Works                                            9,055           412,727
Tyco International, Ltd.                                   221,523         7,341,272
                                                                       -------------
                                                                          22,637,910

MEDICAL-HOSPITALS - 0.14%
Health Management Associates, Inc., Class A                 26,835           601,641
Manor Care, Inc.                                             9,828           321,179
Tenet Healthcare Corp. *                                    51,350           688,603
                                                                       -------------
                                                                           1,611,423

MINING - 0.28%
Freeport -McMoRan Copper & Gold, Inc.,
 Class B (a)                                                19,546           647,950
Newmont Mining Corp.                                        48,921         1,896,178
Phelps Dodge Corp.                                          10,270           796,028
                                                                       -------------
                                                                           3,340,156

NEWSPAPERS - 0.09%
Dow Jones & Company, Inc.                                    9,055           408,380
Knight-Ridder, Inc.                                          8,724           628,128
                                                                       -------------
                                                                           1,036,508

OFFICE FURNISHINGS & SUPPLIES - 0.12%
Avery Dennison Corp.                                        12,147           777,530
Office Depot, Inc. *                                        34,565           619,059
                                                                       -------------
                                                                           1,396,589

PAPER - 0.49%
Boise Cascade Corp. (a)                                      9,718           365,786
Georgia-Pacific Corp.                                       28,160         1,041,357
International Paper Company                                 53,559         2,394,087
Louisiana-Pacific Corp.                                     12,037           284,675
MeadWestvaco Corp.                                          22,307           655,603
Plum Creek Timber Company, Inc.                             20,209           658,409
Temple-Inland, Inc.                                          6,074           420,624
                                                                       -------------
                                                                           5,820,541

PETROLEUM SERVICES - 3.55%
Baker Hughes, Inc.                                          36,773         1,384,504
BJ Services Company                                         17,779           814,989
Exxon Mobil Corp.                                          722,212        32,073,435
Halliburton Company                                         48,589         1,470,303
Schlumberger, Ltd.                                          65,043         4,130,881
Transocean, Inc. *                                          35,448         1,025,865
Valero Energy Corp.                                          4,245         1,050,711
                                                                       -------------
                                                                          41,950,688

PHARMACEUTICALS - 6.70%
Abbott Laboratories                                        172,271         7,021,766
Allergan, Inc.                                              14,466         1,294,996
AmerisourceBergen Corp.                                     12,368           739,359
Bristol-Myers Squibb Company                               214,676         5,259,562
Caremark Rx, Inc. *                                         50,467         1,662,383
Eli Lilly & Company                                        124,676         8,716,099
Forest Laboratories, Inc. *                                 40,859         2,313,845
Gilead Sciences, Inc. *                                     23,818         1,595,806
Hospira, Inc. *                                             17,227           475,465
King Pharmaceuticals, Inc. *                                26,614           304,730
Merck & Company, Inc.                                      245,376        11,655,360
Mylan Laboratories, Inc.                                    29,706           601,547
Pfizer, Inc.                                               842,692        28,887,482
Schering-Plough Corp.                                      162,553         3,003,980
Watson Pharmaceuticals, Inc. *                              12,037           323,795
Wyeth                                                      147,203         5,322,861
                                                                       -------------
                                                                          79,179,036

PHOTOGRAPHY - 0.07%
Eastman Kodak Company                                       31,693           855,077

PUBLISHING - 0.58%
Gannett Company, Inc.                                       30,037         2,548,640
McGraw-Hill Companies, Inc.                                 21,092         1,615,015
Meredith Corp.                                               5,521           303,434
The New York Times Company, Class A                         16,454           735,658
Tribune Company                                             36,221         1,649,504
                                                                       -------------
                                                                           6,852,251

RAILROADS & EQUIPMENT - 0.43%
Burlington Northern Santa Fe Corp.                          40,970         1,436,818
CSX Corp.                                                   23,742           778,025
Norfolk Southern Corp.                                      43,289         1,148,024
Union Pacific Corp.                                         28,601         1,700,330
                                                                       -------------
                                                                           5,063,197

REAL ESTATE - 0.36%
Apartment Investment & Management
  Company, Class A, REIT                                    10,380           323,129
Equity Office Properties Trust, REIT                        44,614         1,213,501
Equity Residential, REIT                                    30,920           919,252
ProLogis, REIT                                              19,988           658,005
Simon Property Group, Inc., REIT                            22,969         1,181,066
                                                                       -------------
                                                                           4,294,953

RETAIL GROCERY - 0.58%
Albertsons, Inc. (a)                                        40,638         1,078,532

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     -------------
COMMON STOCKS (CONTINUED)

RETAIL GROCERY (CONTINUED)
Safeway, Inc. *                                             49,252     $   1,248,046
SUPERVALU, Inc.                                             14,908           456,334
Sysco Corp.                                                 70,565         2,531,167
The Kroger Company *                                        82,050         1,493,310
Winn-Dixie Stores, Inc. (a)                                 15,681           112,903
                                                                       -------------
                                                                           6,920,292

RETAIL TRADE - 5.85%
Bed Bath & Beyond, Inc. *                                   33,129         1,273,810
Best Buy Company, Inc.                                      35,779         1,815,426
Big Lots, Inc. *                                            12,699           183,628
Circuit City Stores-Circuit City Group                      21,976           284,589
Costco Wholesale Corp.                                      50,687         2,081,715
CVS Corp.                                                   43,841         1,842,199
Dillard's, Inc., Class A                                     9,276           206,855
Dollar General Corp.                                        36,442           712,805
Family Dollar Stores, Inc.                                  18,994           577,797
Federated Department Stores, Inc.                           19,877           975,961
Home Depot, Inc.                                           245,486         8,641,107
J.C. Penney Company, Inc.                                   31,141         1,175,884
Kohl's Corp. *                                              37,657         1,592,138
Limited Brands                                              52,013           972,643
Lowe's Companies, Inc.                                      86,798         4,561,235
May Department Stores Company                               32,135           883,391
Nordstrom, Inc.                                             15,350           654,063
RadioShack Corp.                                            17,779           509,013
Sears, Roebuck & Company                                    23,522           888,191
Staples, Inc.                                               54,884         1,608,650
Target Corp.                                               100,823         4,281,953
The Gap, Inc.                                               99,387         2,410,135
The TJX Companies, Inc.                                     54,663         1,319,565
Tiffany & Company                                           16,123           594,133
Walgreen Company                                           113,191         4,098,646
Wal-Mart Stores, Inc.                                      473,634        24,988,930
                                                                       -------------
                                                                          69,134,462

SANITARY SERVICES - 0.28%
Allied Waste Industries, Inc. *                             35,006           461,379
Ecolab, Inc.                                                28,381           899,678
Waste Management, Inc.                                      64,160         1,966,504
                                                                       -------------
                                                                           3,327,561

SEMICONDUCTORS - 3.64%
Advanced Micro Devices, Inc. * (a)                          39,092           621,563
Altera Corp. *                                              41,301           917,708
Analog Devices, Inc.                                        41,522         1,954,856
Applied Materials, Inc. *                                  186,185         3,652,950
Applied Micro Circuits Corp. *                              34,454           183,295
Broadcom Corp., Class A *                                   34,675         1,621,750
Intel Corp.                                                714,261        19,713,604
KLA-Tencor Corp. *                                          21,755         1,074,262
Linear Technology Corp.                                     34,123         1,346,835
LSI Logic Corp. *                                           42,184           321,442
Maxim Integrated Products, Inc.                             35,558         1,863,950
Micron Technology, Inc. * (a)                               67,473         1,033,012
National Semiconductor Corp.                                39,644           871,771
Novellus Systems, Inc. *                                    16,344           513,855
NVIDIA Corp. *                                              18,331           375,785
PMC-Sierra, Inc. *                                          19,546           280,485
QLogic Corp. *                                              10,270           273,079
Teradyne, Inc. *                                            21,423           486,302
Texas Instruments, Inc.                                    191,154         4,622,104
Xilinx, Inc.                                                38,319         1,276,406
                                                                       -------------
                                                                          43,005,014

SOFTWARE - 4.02%
Autodesk, Inc.                                              12,589           538,935
BMC Software, Inc. *                                        24,626           455,581
Citrix Systems, Inc. *                                      18,773           382,218
Computer Associates International, Inc.                     64,602         1,812,732
Compuware Corp. *                                           42,626           281,332
Intuit, Inc. *                                              21,203           818,012
Mercury Interactive Corp. * (a)                             10,160           506,273
Microsoft Corp.                                          1,192,092        34,046,148
Novell, Inc. *                                              42,736           358,555
Oracle Corp. *                                             573,684         6,844,050
Parametric Technology Corp. *                               29,595           147,975
PeopleSoft, Inc. *                                          40,307           745,679
Siebel Systems, Inc. *                                      55,546           593,231
                                                                       -------------
                                                                          47,530,721

STEEL - 0.12%
Allegheny Technologies, Inc.                                 8,945           161,457
Nucor Corp. (a)                                              8,724           669,654
United States Steel Corp.                                   12,479           438,263
Worthington Industries, Inc.                                 9,607           197,232
                                                                       -------------
                                                                           1,466,606

TELECOMMUNICATIONS EQUIPMENT &
SERVICES - 1.96%
ADC Telecommunications, Inc. * (a)                          89,338           253,720
Andrew Corp. * (a)                                          17,779           355,758
Avaya, Inc. *                                               49,031           774,200
CIENA Corp. *                                               62,724           233,333
Citizens Communications Company (a)                         31,693           383,485
Comverse Technology, Inc. *                                 21,644           431,581
Corning, Inc. *                                            151,510         1,978,721
JDS Uniphase Corp. *                                       159,019           602,682
Lucent Technologies, Inc. * (a)                            473,303         1,789,085
QUALCOMM, Inc.                                              89,448         6,527,915
SBC Communications, Inc.                                   365,744         8,869,292
Scientific-Atlanta, Inc.                                    16,896           582,912
Tellabs, Inc. * (a)                                         45,939           401,507
                                                                       -------------
                                                                          23,184,191

TELEPHONE - 1.97%
ALLTEL Corp.                                                34,012         1,721,688
AT&T Corp.                                                  87,681         1,282,773
BellSouth Corp.                                            202,529         5,310,310
CenturyTel, Inc.                                            15,350           461,114

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

500 INDEX TRUST (CONTINUED)

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     --------------
COMMON STOCKS (CONTINUED)

TELEPHONE (CONTINUED)
Qwest Communications International, Inc. *                 197,007     $       707,255
Sprint Corp. (FON Group) (a)                               157,473           2,771,525
Verizon Communications, Inc.                               305,891          11,070,195
                                                                       ---------------
                                                                            23,324,860

TIRES & RUBBER - 0.03%
Cooper Tire & Rubber Company                                 8,172             187,956
Goodyear Tire & Rubber Company * (a)                        19,325             175,664
                                                                       ---------------
                                                                               363,620

TOBACCO - 1.07%
Altria Group, Inc.                                         226,492          11,335,925
R.J. Reynolds Tobacco Holdings, Inc. (a)                     9,387             634,467
UST, Inc.                                                   18,331             659,916
                                                                       ---------------
                                                                            12,630,308

TOYS, AMUSEMENTS & SPORTING GOODS - 0.13%
Hasbro, Inc.                                                19,436             369,284
Mattel, Inc.                                                46,601             850,468
Toys R Us, Inc. *                                           23,632             376,458
                                                                       ---------------
                                                                             1,596,210

TRANSPORTATION - 0.17%
Harley-Davidson, Inc.                                       32,577           2,017,819

TRAVEL SERVICES - 0.65%
American Express Company                                   141,130           7,251,259
Sabre Holdings Corp.                                        15,350             425,349
                                                                       ---------------
                                                                             7,676,608

TRUCKING & FREIGHT - 1.07%
Fedex Corp.                                                 33,019           2,697,322
Navistar International Corp. *                               7,730             299,615
Ryder Systems, Inc.                                          7,178             287,623
United Parcel Service, Inc., Class B                       124,455           9,355,282
                                                                       ---------------
                                                                            12,639,842
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS (Cost $1,221,262,852)                              $ 1,175,158,239
--------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 2.26%
State Street Navigator Securities
  Lending Prime Portfolio (c)                         $ 24,750,151     $    24,750,151
United States Treasury Bills
  zero coupon due 07/29/2004                             2,000,000           1,998,192
--------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $26,748,673)                                                     $    26,748,343
--------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.75%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 1.14% to
  be repurchased at $8,842,280 on
  07/01/2004, collateralized by
  $6,505,000 U.S. Treasury Bonds,
  8.75% due 05/15/2020 (valued at
  $9,025,688, including interest).                    $  8,842,000     $     8,842,000
--------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $8,842,000)                                                    $     8,842,000
--------------------------------------------------------------------------------------
TOTAL INVESTMENTS (500 INDEX TRUST)
 (COST $1,256,853,525) - 102.39%                                       $ 1,210,748,582
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.39)%                            (28,244,267)
                                                                       ---------------
TOTAL NET ASSETS - 100.00%                                             $ 1,182,504,315
                                                                       ===============

LIFESTYLE AGGRESSIVE 1000 TRUST

                                                       SHARES OR
                                                       PRINCIPAL
                                                         AMOUNT            VALUE
                                                      ------------     --------------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Aggressive Growth Trust Series I                           585,530     $     8,121,296
Aggressive Growth Trust Series II                          361,028           5,000,237
Aggressive Growth Trust Series III                             466               6,470
All Cap Growth Trust Series I                              551,718           8,121,293
All Cap Growth Trust Series II                             340,848           5,000,237
All Cap Growth Trust Series III                                440               6,470
All Cap Value Trust Series I                               617,589           8,121,294
All Cap Value Trust Series II                              381,697           5,000,237
All Cap Value Trust Series III                                 493               6,470
Blue Chip Growth Trust Series I                          1,531,357          24,363,889
Blue Chip Growth Trust Series II                           946,417          15,000,711
Blue Chip Growth Trust Series III                            1,222              19,409
Core Equity Trust Series I                               2,174,792          28,424,537
Core Equity Trust Series II                              1,339,008          17,500,829
Core Equity Trust Series III                                 1,732              22,644
Emerging Growth Trust Series I                             518,270           8,121,297
Emerging Growth Trust Series II                            319,913           5,000,237
Emerging Growth Trust Series III                               413               6,470
Emerging Small Company Trust Series I                      297,266           8,121,296
Emerging Small Company Trust Series II                     183,630           5,000,237
Emerging Small Company Trust Series III                        237               6,470
Equity-Income Trust Series I                             1,309,887          20,303,241
Equity-Income Trust Series II                              809,624          12,500,592
Equity-Income Trust Series III                               1,046              16,174
Fundamental Value Trust Series I                         2,153,374          28,424,537
Fundamental Value Trust Series II                        1,330,862          17,500,829
Fundamental Value Trust Series III                           1,718              22,644
International Small Cap Trust Series I                   1,559,788          24,363,888
International Small Cap Trust Series II                    962,201          15,000,711
International Small Cap Trust Series III                     1,244              19,409
International Stock Trust Series I                       3,348,988          32,485,185
International Stock Trust Series II                      2,066,214          20,000,947
International Stock Trust Series III                         2,673              25,879
International Value Trust Series I                       2,222,403          28,424,537
International Value Trust Series II                      1,372,614          17,500,829
International Value Trust Series III                         1,773              22,644
Large Cap Value Trust Series I                             729,021          12,181,945
Large Cap Value Trust Series II                            450,201           7,500,355
Large Cap Value Trust Series III                               581               9,704
Mid Cap Core Trust Series I                                740,544          12,181,945
Mid Cap Core Trust Series II                               456,782           7,500,355
Mid Cap Core Trust Series III                                  590               9,704
Mid Cap Stock Trust Series I                             1,882,835          24,363,889
Mid Cap Stock Trust Series II                            1,162,846          15,000,711
Mid Cap Stock Trust Series III                               1,500              19,409
Mid Cap Value Trust Series I                             1,016,433          16,242,592
Mid Cap Value Trust Series II                              627,382          10,000,474

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE AGGRESSIVE 1000 TRUST (CONTINUED)


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES (CONTINUED)
MANUFACTURERS INVESTMENT TRUST
Mid Cap Value Trust Series III                                                                       811     $       12,939
Natural Resources Trust Series I                                                               1,340,148         24,363,889
Natural Resources Trust Series II                                                                826,941         15,000,711
Natural Resources Trust Series III                                                                 1,069             19,409
Overseas Trust Series I                                                                        3,838,848         36,545,834
Overseas Trust Series II                                                                       2,371,029         22,501,066
Overseas Trust Series III                                                                          3,065             29,113
Small Cap Opportunities Trust Series I                                                           658,128         12,181,945
Small Cap Opportunities Trust Series II                                                          406,083          7,500,355
Small Cap Opportunities Trust Series III                                                             525              9,701
Small Company Value Trust Series I                                                               429,698          8,121,294
Small Company Value Trust Series II                                                              265,265          5,000,237
Small Company Value Trust Series III                                                                 343              6,470
Special Value Trust Series I                                                                     722,964         12,181,945
Special Value Trust Series II                                                                    446,184          7,500,356
Special Value Trust Series III                                                                       576              9,704
Strategic Growth Trust Series I                                                                2,002,292         20,303,241
Strategic Growth Trust Series II                                                               1,236,458         12,500,592
Strategic Growth Trust Series III                                                                  1,595             16,174
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $589,997,777)                                                               $  656,400,134
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (LIFESTYLE AGGRESSIVE 1000 TRUST)
  (COST $589,997,777) - 100.00%                                                                              $  656,400,134
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                        (5,891)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $  656,394,243
                                                                                                             ==============

LIFESTYLE GROWTH 820 TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Aggressive Growth Trust Series I                                                               2,074,301     $   28,770,558
Aggressive Growth Trust Series II                                                              1,743,073         24,141,559
Aggressive Growth Trust Series III                                                                   359              4,977
All Cap Growth Trust Series I                                                                  1,954,522         28,770,558
All Cap Growth Trust Series II                                                                 1,645,641         24,141,560
All Cap Growth Trust Series III                                                                      338              4,977
All Cap Value Trust Series I                                                                   3,281,813         43,155,838
All Cap Value Trust Series II                                                                  2,764,301         36,212,339
All Cap Value Trust Series III                                                                       569              7,466
Blue Chip Growth Trust Series I                                                                6,329,161        100,696,954
Blue Chip Growth Trust Series II                                                               5,330,944         84,495,458
Blue Chip Growth Trust Series III                                                                  1,097             17,421
Capital Appreciation Trust Series I                                                            3,470,514         28,770,558
Capital Appreciation Trust Series II                                                           2,919,173         24,141,559
Capital Appreciation Trust Series III                                                                600              4,977
Core Equity Trust Series I                                                                     5,503,167         71,926,395
Core Equity Trust Series II                                                                    4,617,743         60,353,899
Core Equity Trust Series III                                                                         952             12,443
Emerging Small Company Trust Series I                                                          1,053,095         28,770,558
Emerging Small Company Trust Series II                                                           886,579         24,141,560
Emerging Small Company Trust Series III                                                              182              4,977
Equity-Income Trust Series I                                                                   4,640,413         71,926,396
Equity-Income Trust Series II                                                                  3,908,931         60,353,899
Equity-Income Trust Series III                                                                       804             12,443
Fundamental Value Trust Series I                                                               5,448,970         71,926,399
Fundamental Value Trust Series II                                                              4,589,650         60,353,899
Fundamental Value Trust Series III                                                                   944             12,443
Global Bond Trust Series I                                                                     1,974,644         28,770,558
Global Bond Trust Series II                                                                    1,663,788         24,141,559
Global Bond Trust Series III                                                                         342              4,977
High Yield Trust Series I                                                                     12,113,919        115,082,232
High Yield Trust Series II                                                                    10,207,848         96,566,238
High Yield Trust Series III                                                                        2,100             19,909
International Small Cap Trust Series I                                                         3,683,810         57,541,116
International Small Cap Trust Series II                                                        3,097,057         48,283,119
International Small Cap Trust Series III                                                             638              9,955
International Stock Trust Series I                                                             7,415,092         71,926,395
International Stock Trust Series II                                                            6,234,907         60,353,899
International Stock Trust Series III                                                               1,285             12,443
International Value Trust Series I                                                             5,623,643         71,926,395
International Value Trust Series II                                                            4,733,639         60,353,899
International Value Trust Series III                                                                 974             12,443
Large Cap Value Trust Series I                                                                 1,721,757         28,770,558
Large Cap Value Trust Series II                                                                1,449,073         24,141,559
Large Cap Value Trust Series III                                                                     298              4,977
Mid Cap Stock Trust Series I                                                                   4,446,763         57,541,116
Mid Cap Stock Trust Series II                                                                  3,742,877         48,283,119
Mid Cap Stock Trust Series III                                                                       769              9,955
Mid Cap Value Trust Series I                                                                   1,800,410         28,770,558
Mid Cap Value Trust Series II                                                                  1,514,527         24,141,559
Mid Cap Value Trust Series III                                                                       312              4,977
Natural Resources Trust Series I                                                               3,956,347         71,926,395
Natural Resources Trust Series II                                                              3,327,117         60,353,899
Natural Resources Trust Series III                                                                   685             12,443
Overseas Trust Series I                                                                        9,066,353         86,311,678
Overseas Trust Series II                                                                       7,631,684         72,424,678
Overseas Trust Series III                                                                          1,572             14,932
Quantitative Value Series I                                                                    2,235,475         28,770,558
Quantitative Value Series II                                                                   1,875,801         24,141,559
Quantitative Value Series III                                                                        387              4,977
Real Estate Securities Trust Series I                                                          1,338,165         28,770,558
Real Estate Securities Trust Series II                                                         1,126,531         24,141,559
Real Estate Securities Trust Series III                                                              232              4,977
Real Return Bond Trust Series I                                                                3,276,829         43,155,837
Real Return Bond Trust Series II                                                               2,755,886         36,212,339
Real Return Bond Trust Series III                                                                    568              7,466
Small Cap Opportunities Trust Series I                                                         1,554,325         28,770,558
Small Cap Opportunities Trust Series II                                                        1,307,069         24,141,559
Small Cap Opportunities Trust Series III                                                             269              4,975
Small Company Value Trust Series I                                                             2,283,378         43,155,840
Small Company Value Trust Series II                                                            1,921,079         36,212,339
Small Company Value Trust Series III                                                                 396              7,466
Strategic Bond Trust Series I                                                                  5,096,644         57,541,116

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE GROWTH 820 TRUST (CONTINUED)


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES (CONTINUED)
MANUFACTURERS INVESTMENT TRUST
Strategic Bond Trust Series II                                                                 4,295,651     $   48,283,119
Strategic Bond Trust Series III                                                                      883              9,955
Strategic Growth Trust Series I                                                                4,256,000         43,155,837
Strategic Growth Trust Series II                                                               3,581,834         36,212,339
Strategic Growth Trust Series III                                                                    736              7,466
Total Return Trust Series I                                                                    3,187,285         43,155,837
Total Return Trust Series II                                                                   2,682,395         36,212,339
Total Return Trust Series III                                                                        553              7,466
U.S. Large Cap Trust Series I                                                                  2,181,240         28,770,558
U.S. Large Cap Trust Series II                                                                 1,838,656         24,141,559
U.S. Large Cap Trust Series III                                                                      378              4,977
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $2,426,116,873)                                                             $2,645,854,745
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (LIFESTYLE GROWTH 820 TRUST)
  (COST $2,426,116,873) - 100.00%                                                                            $2,645,854,745
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                        (6,360)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $2,645,848,385
                                                                                                             ==============

LIFESTYLE BALANCED 640 TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Aggressive Growth Trust Series I                                                               2,204,488     $   30,576,245
Aggressive Growth Trust Series II                                                              1,803,019         24,971,819
Aggressive Growth Trust Series III                                                                   642              8,906
All Cap Growth Trust Series I                                                                  3,115,786         45,864,367
All Cap Growth Trust Series II                                                                 2,553,356         37,457,728
All Cap Growth Trust Series III                                                                      908             13,360
All Cap Value Trust Series I                                                                   2,325,190         30,576,246
All Cap Value Trust Series II                                                                  1,906,246         24,971,819
All Cap Value Trust Series III                                                                       678              8,906
Blue Chip Growth Trust Series I                                                                5,765,477         91,728,744
Blue Chip Growth Trust Series II                                                               4,726,527         74,915,457
Blue Chip Growth Trust Series III                                                                  1,683             26,719
Capital Appreciation Trust Series I                                                            3,688,329         30,576,245
Capital Appreciation Trust Series II                                                           3,019,567         24,971,819
Capital Appreciation Trust Series III                                                              1,074              8,906
Core Equity Trust Series I                                                                     3,509,133         45,864,367
Core Equity Trust Series II                                                                    2,865,932         37,457,728
Core Equity Trust Series III                                                                       1,022             13,360
Equity-Income Trust Series I                                                                   6,904,313        107,016,857
Equity-Income Trust Series II                                                                  5,660,710         87,401,366
Equity-Income Trust Series III                                                                     2,015             31,172
Fundamental Value Trust Series I                                                               2,316,382         30,576,248
Fundamental Value Trust Series II                                                              1,898,998         24,971,819
Fundamental Value Trust Series III                                                                   676              8,906
Global Allocation Series I                                                                     2,569,117         24,971,819
Global Allocation Series II                                                                          913              8,906
Global Allocation Series III                                                                   3,136,025         30,576,245
Global Bond Trust Series I                                                                     6,295,726         91,728,734
Global Bond Trust Series II                                                                    5,163,023         74,915,457
Global Bond Trust Series III                                                                       1,838             26,719
High Yield Trust Series I                                                                     22,529,864        214,033,712
High Yield Trust Series II                                                                    18,478,090        174,802,732
High Yield Trust Series III                                                                        6,576             62,345
International Small Cap Trust Series I                                                         1,957,506         30,576,245
International Small Cap Trust Series II                                                        1,601,784         24,971,819
International Small Cap Trust Series III                                                             571              8,906
International Stock Trust Series I                                                             4,728,285         45,864,366
International Stock Trust Series II                                                            3,869,600         37,457,728
International Stock Trust Series III                                                               1,380             13,360
International Value Trust Series I                                                             3,585,955         45,864,366
International Value Trust Series II                                                            2,937,861         37,457,728
International Value Trust Series III                                                               1,046             13,360
Natural Resources Trust Series I                                                               4,204,654         76,440,612
Natural Resources Trust Series II                                                              3,441,541         62,429,547
Natural Resources Trust Series III                                                                 1,226             22,266
Overseas Trust Series I                                                                        6,423,581         61,152,492
Overseas Trust Series II                                                                       5,262,765         49,943,638
Overseas Trust Series III                                                                          1,875             17,813
Real Estate Securities Trust Series I                                                          4,977,528        107,016,855
Real Estate Securities Trust Series II                                                         4,078,459         87,401,366
Real Estate Securities Trust Series III                                                            1,453             31,172
Real Return Bond Trust Series I                                                                5,804,147         76,440,612
Real Return Bond Trust Series II                                                               4,751,107         62,429,547
Real Return Bond Trust Series III                                                                  1,693             22,266
Small Cap Opportunities Trust Series I                                                         1,651,877         30,576,245
Small Cap Opportunities Trust Series II                                                        1,352,021         24,971,819
Small Cap Opportunities Trust Series III                                                             482              8,906
Strategic Bond Trust Series I                                                                 10,833,036        122,304,979
Strategic Bond Trust Series II                                                                 8,886,768         99,887,276
Strategic Bond Trust Series III                                                                    3,161             35,626
Strategic Growth Trust Series I                                                                3,015,409         30,576,245
Strategic Growth Trust Series II                                                               2,470,012         24,971,819
Strategic Growth Trust Series III                                                                    878              8,906
Strategic Value Trust Series I                                                                 2,884,551         30,576,245
Strategic Value Trust Series II                                                                2,364,756         24,971,819
Strategic Value Trust Series III                                                                     842              8,906
Total Return Trust Series I                                                                    6,774,648         91,728,734
Total Return Trust Series II                                                                   5,549,293         74,915,457
Total Return Trust Series III                                                                      1,979             26,719
U.S. Large Cap Trust Series I                                                                  2,318,138         30,576,244
U.S. Large Cap Trust Series II                                                                 1,901,890         24,971,819
U.S. Large Cap Trust Series III                                                                      677              8,906
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $2,630,727,470)                                                             $2,777,848,512
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (LIFESTYLE BALANCED 640 TRUST)
  (COST $2,630,727,470) - 100.00%                                                                            $2,777,848,512
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                        (9,896)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $2,777,838,616
                                                                                                             ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE MODERATE 460 TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
All Cap Value Trust Series I                                                                     765,872     $   10,071,222
All Cap Value Trust Series II                                                                    624,223          8,177,317
All Cap Value Trust Series III                                                                        43                569
Blue Chip Growth Trust Series I                                                                1,266,024         20,142,448
Blue Chip Growth Trust Series II                                                               1,031,838         16,354,634
Blue Chip Growth Trust Series III                                                                     72              1,138
Core Equity Trust Series I                                                                     1,155,840         15,106,833
Core Equity Trust Series II                                                                      938,483         12,265,976
Core Equity Trust Series III                                                                          65                853
Equity-Income Trust Series I                                                                     649,757         10,071,226
Equity-Income Trust Series II                                                                    529,619          8,177,317
Equity-Income Trust Series III                                                                        37                569
Fundamental Value Trust Series I                                                                 762,971         10,071,224
Fundamental Value Trust Series II                                                                621,849          8,177,317
Fundamental Value Trust Series III                                                                    43                569
Global Bond Trust Series I                                                                     3,456,150         50,356,110
Global Bond Trust Series II                                                                    2,817,821         40,886,585
Global Bond Trust Series III                                                                         196              2,844
High Yield Trust Series I                                                                      5,830,708         55,391,721
High Yield Trust Series II                                                                     4,754,254         44,975,243
High Yield Trust Series III                                                                          330              3,129
International Stock Trust Series I                                                             2,076,541         20,142,444
International Stock Trust Series II                                                            1,689,528         16,354,634
International Stock Trust Series III                                                                 118              1,138
International Value Trust Series I                                                             1,181,144         15,106,833
International Value Trust Series II                                                              962,037         12,265,975
International Value Trust Series III                                                                  67                853
Investment Quality Bond Trust Series I                                                         1,275,915         15,106,833
Investment Quality Bond Trust Series II                                                        1,038,609         12,265,975
Investment Quality Bond Trust Series III                                                              72                853
Large Cap Value Trust Series I                                                                   602,706         10,071,222
Large Cap Value Trust Series II                                                                  490,835          8,177,317
Large Cap Value Trust Series III                                                                      34                569
Overseas Trust Series I                                                                        2,115,803         20,142,445
Overseas Trust Series II                                                                       1,723,354         16,354,634
Overseas Trust Series III                                                                            120              1,138
Real Estate Securities Trust Series I                                                          1,171,072         25,178,055
Real Estate Securities Trust Series II                                                           953,957         20,443,292
Real Estate Securities Trust Series III                                                               66              1,422
Real Return Bond Trust Series I                                                                1,529,419         20,142,451
Real Return Bond Trust Series II                                                               1,244,645         16,354,634
Real Return Bond Trust Series III                                                                     87              1,138
Small Company Trust Series I                                                                   1,525,943         20,142,444
Small Company Trust Series II                                                                  1,238,987         16,354,634
Small Company Trust Series III                                                                        86              1,138
Strategic Bond Trust Series I                                                                  3,568,192         40,284,888
Strategic Bond Trust Series II                                                                 2,910,077         32,709,268
Strategic Bond Trust Series III                                                                      202              2,275
Strategic Growth Trust Series I                                                                1,489,826         15,106,837
Strategic Growth Trust Series II                                                               1,213,252         12,265,975
Strategic Growth Trust Series III                                                                     84                853
Total Return Trust Series I                                                                    5,206,688         70,498,554
Total Return Trust Series II                                                                   4,240,090         57,241,219
Total Return Trust Series III                                                                        295              3,982
U.S. Government Securities Trust Series I                                                      3,719,063         50,356,110
U.S. Government Securities Trust Series II                                                     3,026,394         40,886,585
U.S. Government Securities Trust Series III                                                          211              2,844
U.S. Large Cap Trust Series I                                                                    763,550         10,071,222
U.S. Large Cap Trust Series II                                                                   622,796          8,177,317
U.S. Large Cap Trust Series III                                                                       43                569
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $887,074,418)                                                               $  912,455,413
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (LIFESTYLE MODERATE 460 TRUST)
  (COST $887,074,418) - 100.00%                                                                              $  912,455,413
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                        (9,546)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $  912,445,867
                                                                                                             ==============

LIFESTYLE CONSERVATIVE 280 TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES - 100.00%
MANUFACTURERS INVESTMENT TRUST
Diversified Bond Trust Series I                                                                1,532,538     $   15,861,769
Diversified Bond Trust Series II                                                                 966,892          9,968,655
Diversified Bond Trust Series III                                                                    804              8,305
Equity-Income Trust Series I                                                                     818,672         12,689,417
Equity-Income Trust Series II                                                                    516,511          7,974,924
Equity-Income Trust Series III                                                                       429              6,644
Fundamental Value Trust Series I                                                                 961,319         12,689,415
Fundamental Value Trust Series II                                                                606,458          7,974,924
Fundamental Value Trust Series III                                                                   504              6,644
Global Bond Trust Series I                                                                     2,177,319         31,723,538
Global Bond Trust Series II                                                                    1,374,039         19,937,309
Global Bond Trust Series III                                                                       1,142             16,611
High Yield Trust Series I                                                                      2,671,456         25,378,829
High Yield Trust Series II                                                                     1,686,030         15,949,848
High Yield Trust Series III                                                                        1,402             13,289
International Stock Trust Series I                                                               654,094          6,344,708
International Stock Trust Series II                                                              411,928          3,987,462
International Stock Trust Series III                                                                 343              3,322
Investment Quality Bond Trust Series I                                                         2,679,353         31,723,538
Investment Quality Bond Trust Series II                                                        1,688,172         19,937,309
Investment Quality Bond Trust Series III                                                           1,405             16,611
Overseas Trust Series I                                                                          999,691          9,517,062
Overseas Trust Series II                                                                         630,263          5,981,193
Overseas Trust Series III                                                                            525              4,983
Real Estate Securities Trust Series I                                                          1,032,859         22,206,475
Real Estate Securities Trust Series II                                                           651,242         13,956,116
Real Estate Securities Trust Series III                                                              542             11,628
Real Return Bond Trust Series I                                                                  963,509         12,689,415
Real Return Bond Trust Series II                                                                 606,920          7,974,924
Real Return Bond Trust Series III                                                                    505              6,644
Strategic Bond Trust Series I                                                                  1,966,916         22,206,477
Strategic Bond Trust Series II                                                                 1,241,647         13,956,117

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

LIFESTYLE CONSERVATIVE 280 TRUST (CONTINUED)


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES (CONTINUED)
MANUFACTURERS INVESTMENT TRUST
Strategic Bond Trust Series III                                                                    1,032     $       11,627
Total Return Trust Series I                                                                    3,045,835         41,240,600
Total Return Trust Series II                                                                   1,919,889         25,918,502
Total Return Trust Series III                                                                      1,600             21,594
U.S. Government Securities Trust Series I                                                      5,388,784         72,964,135
U.S. Government Securities Trust Series II                                                     3,394,213         45,855,812
U.S. Government Securities Trust Series III                                                        2,828             38,205
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $514,028,386)                                                               $  516,774,580
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (LIFESTYLE CONSERVATIVE 280 TRUST)
(COST $514,028,386) - 100.00%                                                                                $  516,774,580
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                       (12,089)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $  516,762,491
                                                                                                             ==============

AMERICAN GROWTH TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES - 100.00%
American Growth Trust- Class 2 *                                                              10,594,200     $  503,860,165
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $465,202,870)                                                               $  503,860,165
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (AMERICAN GROWTH TRUST)
  (COST $465,202,870) - 100.00%                                                                              $  503,860,165
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                        (1,111)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $  503,859,054
                                                                                                             ==============

AMERICAN INTERNATIONAL TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES - 100.00%
American International Trust - Class 2                                                        12,142,004     $  169,866,633
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $165,108,848)                                                               $  169,866,633
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (AMERICAN INTERNATIONAL TRUST)
  (COST $165,108,848) - 100.00%                                                                              $  169,866,633
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                        (6,577)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $  169,860,056
                                                                                                             ==============

AMERICAN BLUE CHIP INCOME AND GROWTH TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES - 100.00%
American Blue Chip Income & Growth Trust - Class 2                                            15,891,156     $  151,283,809
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $145,147,057)                                                               $  151,283,809
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (AMERICAN BLUE CHIP INCOME AND GROWTH TRUST)
  (COST $145,147,057) - 100.00%                                                                              $  151,283,809
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                        (7,389)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $  151,276,420
                                                                                                             ==============

AMERICAN GROWTH-INCOME TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
INVESTMENT COMPANIES - 100.00%
American Growth-Income Trust-- Class 2                                                        10,572,651     $  367,716,803
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES (Cost $343,482,963)                                                               $  367,716,803
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (AMERICAN GROWTH -INCOME TRUST)
  (COST $343,482,963) - 100.00%                                                                              $  367,716,803
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.00%                                                                        (1,093)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $  367,715,710
                                                                                                             ==============

SMALL-MID CAP GROWTH TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMON STOCKS - 96.98%

AEROSPACE - 1.35%
Armor Holdings, Inc. *                                                                             1,100     $       37,400

AGRICULTURE - 1.27%
Bunge, Ltd. (a)                                                                                      900             35,046

ALUMINUM - 0.99%
Century Aluminum Company *                                                                         1,100             27,269

APPAREL & TEXTILES - 1.03%
Oxford Industries, Inc. (a)                                                                          650             28,314

AUTO PARTS - 2.54%
Autoliv, Inc.                                                                                      1,400             59,080
Noble International, Ltd.                                                                            450             11,146
                                                                                                             --------------
                                                                                                                     70,226

AUTO SERVICES - 1.77%
Copart, Inc. * (a)                                                                                 1,825             48,728

BANKING - 1.21%
Provident Financial Group, Inc. (a)                                                                  850             33,541

BUILDING MATERIALS & CONSTRUCTION - 0.28%
Eagle Materials, Inc., Class B                                                                        87              6,025
Eagle Materials, Inc. (a)                                                                             25              1,775
                                                                                                             --------------
                                                                                                                      7,800

COMPUTERS & BUSINESS EQUIPMENT - 2.48%
Research In Motion, Ltd.-- USD (a)                                                                 1,000             68,440

CONSTRUCTION & MINING EQUIPMENT - 1.62%
A.S.V., Inc. *                                                                                       400             12,524
Washington Group International, Inc. * (a)                                                           900             32,301
                                                                                                             --------------
                                                                                                                     44,825

COSMETICS & TOILETRIES - 1.10%
Nu Skin Enterprises, Inc., Class A                                                                 1,200             30,384

CRUDE PETROLEUM & NATURAL GAS - 14.16%
Amerada Hess Corp. (a)                                                                               800             63,352
Chesapeake Energy Corp. (a)                                                                        5,050             74,336
Goodrich Petroleum Corp. *                                                                         3,000             24,870

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL-MID CAP GROWTH TRUST (CONTINUED)

                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMPN STOCK (CONTINUED)

CRUDE PETROLEUM & NATURAL GAS (CONTINUED)
Patina Oil & Gas Corp.                                                                             2,450     $       73,182
Plains Exploration & Production Company *                                                          2,275             41,746
Swift Energy Company *                                                                               900             19,854
XTO Energy, Inc. (a)                                                                               3,141             93,570
                                                                                                             --------------
                                                                                                                    390,910

DOMESTIC OIL - 0.54%
KCS Energy, Inc. * (a)                                                                             1,125             14,985
ELECTRICAL EQUIPMENT - 1.97%
Encore Wire Corp. * (a)                                                                              550             15,164
Rayovac Corp. * (a)                                                                                1,400             39,340
                                                                                                             --------------
                                                                                                                     54,504

ELECTRONICS - 1.99%
Harman International Industries, Inc.                                                                605             55,055

FINANCIAL SERVICES - 0.02%
Cross Timbers Royalty Trust (a)                                                                       18                498

FOOD & BEVERAGES - 2.99%
Hansen Natural Corp. * (a)                                                                           625             15,831
PepsiAmericas, Inc.                                                                                1,250             26,550
Sanderson Farms, Inc. (a)                                                                            750             40,215
                                                                                                             --------------
                                                                                                                     82,596

HEALTHCARE PRODUCTS - 5.84%
Bausch & Lomb, Inc.                                                                                  575             37,415
C.R. Bard, Inc.                                                                                      450             25,493
IDEXX Laboratories, Inc. *                                                                           500             31,470
INAMED Corp.                                                                                         425             26,711
PSS World Medical, Inc. * (a)                                                                      3,575             40,040
                                                                                                             --------------
                                                                                                                    161,129

HEALTHCARE SERVICES - 2.67%
DaVita, Inc.                                                                                       1,125             34,684
Sierra Health Services, Inc. * (a)                                                                   875             39,112
                                                                                                             --------------
                                                                                                                     73,796

HOTELS & RESTAURANTS - 0.87%
Red Robin Gourmet Burgers, Inc. *                                                                    875             23,949

HOUSEHOLD PRODUCTS - 2.05%
Church & Dwight, Inc.                                                                                925             42,346
Lifetime Hoan Corp. (a)                                                                              625             14,244
                                                                                                             --------------
                                                                                                                     56,590

INTERNET CONTENT - 1.70%
Digitas, Inc. * (a)                                                                                4,250             46,878

INTERNET SOFTWARE - 1.58%
Akamai Technologies, Inc. * (a)                                                                    2,425             43,529

LEISURE TIME - 4.63%
Brunswick Corp.                                                                                      650             26,520
Metro-Goldwyn-Mayer, Inc. (a)                                                                      2,475             29,947
Scientific Games Corp., Class A *                                                                  3,725             71,297
                                                                                                             --------------
                                                                                                                    127,764

MEDICAL-HOSPITALS - 0.73%
VCA Antech, Inc. *                                                                                   450             20,169

METAL & METAL PRODUCTS - 1.93%
Metal Management, Inc.                                                                               800             15,848
Reliance Steel & Aluminum Company (a)                                                                925             37,296
                                                                                                             --------------
                                                                                                                     53,144

MINING - 3.29%
Coeur d'Alene Mines Corp. * (a)                                                                    4,200             17,136
Phelps Dodge Corp. (a)                                                                               950             73,634
                                                                                                             --------------
                                                                                                                     90,770

PAPER - 3.43%
Louisiana-Pacific Corp.                                                                            4,000             94,600

PETROLEUM SERVICES - 2.91%
Smith International, Inc. *                                                                          500             27,880
Tesoro Petroleum Corp. *                                                                           1,100             30,360
Valero Energy Corp.                                                                                  300             22,128
                                                                                                             --------------
                                                                                                                     80,368

PHARMACEUTICALS - 2.77%
Eon Labs, Inc. (a)                                                                                   900             36,837
First Horizon Pharmaceutical Corp. * (a)                                                           2,100             39,690
                                                                                                             --------------
                                                                                                                     76,527

REAL ESTATE - 1.21%
Ventas, Inc., REIT (a)                                                                             1,425             33,274

RETAIL TRADE - 6.32% Aeropostale, Inc. (a)                                                         1,175             31,619
Chico's FAS, Inc. * (a)                                                                              775             34,999
Foot Locker, Inc.                                                                                  1,700             41,378
Nordstrom, Inc. (a)                                                                                  775             33,023
Urban Outfitters, Inc. * (a)                                                                         550             33,500
                                                                                                             --------------
                                                                                                                    174,519

SOFTWARE - 7.33%
Activision, Inc. (a)                                                                               2,525             40,148
Autodesk, Inc.                                                                                     2,500            107,025
Red Hat, Inc. *                                                                                    1,700             39,049
SS&C Technologies, Inc.                                                                              862             16,119
                                                                                                             --------------
                                                                                                                    202,341

STEEL - 1.74%
Steel Dynamics, Inc. (a)                                                                           1,675             47,955

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 3.53%
Aspect Communications Corp. *                                                                      2,450             34,790
Avaya, Inc. * (a)                                                                                  1,700             26,843
STET Hellas Telecommunications SA, ADR                                                             2,125             35,700
                                                                                                             --------------
                                                                                                                     97,333

TRANSPORTATION - 4.04%
Frontline, Ltd.                                                                                      450             15,530
Overseas Shipholding Group, Inc. (a)                                                               1,175             51,853
Ship Finance International, Ltd. * (a)                                                               112              1,674
Tsakos Energy Navigation, Ltd.                                                                     1,250             42,450
                                                                                                             --------------
                                                                                                                    111,507

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SMALL-MID CAP GROWTH TRUST (CONTINUED)

                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMPN STOCK (CONTINUED)

TRUCKING & FREIGHT - 1.10%
Wabash National Corp. * (a)                                                                        1,100     $       30,305
---------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,309,187)                                                                        $    2,676,968
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 24.81%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                                                $   684,712     $      684,712
---------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS (Cost $684,712)                                                                 $      684,712
---------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 1.85%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to be repurchased
  at $51,001 on 07/01/2004, collateralized by $50,000 U.S.
  Treasury Bonds, 6.25% due 08/15/2023 (valued at $56,199,
  including interest).                                                                       $    51,000     $       51,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (Cost $51,000)                                                                   $       51,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (SMALL-MID CAP GROWTH TRUST)
  (COST $3,044,899) - 123.64%                                                                                $    3,412,680
LIABILITIES IN EXCESS OF OTHER ASSETS-- (23.64)%                                                                   (652,548)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $    2,760,132
                                                                                                             ==============

SMALL-MID CAP TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMON STOCKS - 98.13%

APPAREL & TEXTILES - 2.93%
Cintas Corp.                                                                                       1,500     $       71,505

AUTO SERVICES - 4.47%
Copart, Inc. *                                                                                     4,085            109,069

BUSINESS SERVICES - 11.49%
Catalina Marketing Corp. * (a)                                                                     2,885             52,767
Certegy, Inc.                                                                                      2,330             90,404
Equifax, Inc.                                                                                      2,275             56,306
Fair Isaac Corp.                                                                                   2,418             80,713
                                                                                                             --------------
                                                                                                                    280,190

CHEMICALS - 4.49%
Valspar Corp.                                                                                      2,175            109,598

COMPUTERS & BUSINESS EQUIPMENT - 3.32%
Henry, Jack & Associates, Inc.                                                                     4,025             80,902

CONTAINERS & GLASS - 4.18%
Bemis Company, Inc.                                                                                3,610            101,982

CRUDE PETROLEUM & NATURAL GAS - 3.97%
Patina Oil & Gas Corp.                                                                             3,240             96,779

DRUGS & HEALTH CARE - 0.99%
Axcan Pharma, Inc. *                                                                               1,150             24,265

ELECTRONICS - 8.29%
Teleflex, Inc.                                                                                     1,620             81,243
Zebra Technologies Corp., Class A                                                                  1,390            120,930
                                                                                                             --------------
                                                                                                                    202,173

FINANCIAL SERVICES - 3.74%
Eaton Vance Corp.                                                                                  2,390             91,322

FOOD & BEVERAGES - 1.25%
Tootsie Roll Industries, Inc.                                                                        938             30,485

HEALTHCARE PRODUCTS - 3.31%
Diagnostic Products Corp.                                                                          1,840             80,850

HEALTHCARE SERVICES - 7.17%
First Health Group Corp. *                                                                         4,185             65,328
IMS Health, Inc.                                                                                   4,675            109,582
                                                                                                             --------------
                                                                                                                    174,910

INDUSTRIAL MACHINERY - 2.10%
Donaldson Company, Inc.                                                                            1,750             51,275

INSURANCE - 12.20%
Brown & Brown, Inc.                                                                                1,530             65,943
Cincinnati Financial Corp.                                                                         2,277             99,095
Reinsurance Group of America, Inc. (a)                                                             1,995             81,097
Stancorp Financial Group, Inc.                                                                       770             51,590
                                                                                                             --------------
                                                                                                                    297,725

MANUFACTURING - 3.51%
Mettler-Toledo International, Inc. *                                                               1,740             85,504

RETAIL TRADE - 11.63%
99 Cents Only Stores * (a)                                                                         5,000             76,250
Regis Corp.                                                                                        2,050             91,409
Rent-A-Center, Inc.                                                                                3,875            115,979
                                                                                                             --------------
                                                                                                                    283,638

SEMICONDUCTORS - 4.32%
Microchip Technology, Inc.                                                                         3,340            105,344

TRANSPORTATION - 4.77%
C. H. Robinson Worldwide, Inc.                                                                     2,540            116,433
---------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,274,344)                                                                        $    2,393,949
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 8.67%
State Street Navigator Securities
Lending Prime Portfolio (c)                                                                  $   211,486     $      211,486
---------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $211,486)                                                                                              $      211,486
---------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 2.38%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to be repurchased at
  $58,001 on 07/01/2004, collateralized by $65,000 U.S.
  Treasury Bonds, 5.25% due 11/15/2028 (valued at $63,720,
  including interest).                                                                       $    58,000     $       58,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $58,000)                                                                                               $       58,000
---------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)



                                                                                                                 VALUE
                                                                                                             --------------
TOTAL INVESTMENTS (SMALL-MID CAP TRUST)
  (COST $2,543,830) - 109.18%                                                                                $    2,663,435
LIABILITIES IN EXCESS OF OTHER ASSETS-- (9.18)%                                                                    (224,032)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $    2,439,403
                                                                                                             ==============

INTERNATIONAL EQUITY SELECT TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMON STOCKS - 92.15%

DENMARK - 2.01%
Danske Bank A/S-sponsored ADR (a)                                                                  2,100     $       49,757

FINLAND - 3.99%
Nokia Oyj-sponsored ADR                                                                            6,800             98,872

FRANCE - 9.81%
Aventis SA-sponsored ADR                                                                             650             49,445
Axa-sponsored ADR                                                                                  2,250             49,815
Societe Generale-sponsored ADR                                                                     4,200             71,386
Total SA-sponsored ADR                                                                               750             72,060
                                                                                                             --------------
                                                                                                                    242,706
GERMANY - 3.95%
Schering AG (a)                                                                                      855             50,625
Siemens AG-sponsored ADR                                                                             650             47,138
                                                                                                             --------------
                                                                                                                     97,763
IRELAND - 3.01%
Allied Irish Banks PLC-sponsored ADR                                                               2,400             74,376

ITALY - 4.81%
Eni SPA-sponsored ADR (a)                                                                            700             70,238
SanPaolo IMI Spa-sponsored ADR                                                                     2,000             48,740
                                                                                                             --------------
                                                                                                                    118,978
JAPAN - 8.82%
CANON, Inc.-sponsored ADR (a)                                                                      1,375             73,425
Kao Corp.-sponsored ADR (a)                                                                          300             72,309
Nomura Holdings, Inc., ADR (a)                                                                     4,850             72,507
                                                                                                             --------------
                                                                                                                    218,241
NETHERLANDS - 6.77%
Heineken NV, ADR                                                                                   2,900             95,299
Royal Dutch Petroleum Company- NY Shares                                                           1,400             72,338
                                                                                                             --------------
                                                                                                                    167,637
SWITZERLAND - 18.15%
Compagnie Financiere
  Richemont AG-sponsored ADR                                                                       1,800             46,998
Credit Suisse Group-sponsored ADR                                                                  2,100             75,201
Nestle SA-sponsored ADR                                                                            1,050             70,006
Novartis AG, ADR                                                                                   1,600             71,200
Roche Holdings, Ltd.-sponsored ADR                                                                   450             44,554
Swiss Reinsurance Company-sponsored ADR                                                              750             48,716
UBS AG-GBP                                                                                         1,300             92,378
                                                                                                             --------------
                                                                                                                    449,053
UNITED KINGDOM - 30.83%
Barclays PLC-sponsored ADR (a)                                                                     2,700             94,122
BP PLC-sponsored ADR                                                                               1,350             72,319
Cadbury Schweppes PLC-sponsored ADR (a)                                                            2,750             96,470
Diageo PLC-sponsored ADR (a)                                                                       1,300             71,175
GlaxoSmithKline PLC, ADR (a)                                                                       2,250             93,285
HSBC Holdings PLC-sponsored ADR (a)                                                                1,300             97,383
Tesco PLC-sponsored ADR                                                                            3,300             47,801
Unilever PLC-sponsored ADR                                                                         2,450             97,437
Vodafone Group PLC-- ADR (a)                                                                       4,200             92,820
                                                                                                             --------------
                                                                                                                    762,812
---------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,220,011)                                                                        $    2,280,195
---------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 25.56%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                                                $   632,318     $      632,318
---------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $632,318)                                                                                              $      632,318
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.07%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to be repurchased at
  $76,001 on 07/01/2004, collateralized by $35,000 U.S.
  Treasury Bonds, 7.625% due 11/15/2022 (valued at $44,581,
  including interest), $35,000 U.S. Treasury Notes, 6.00%
  due 08/15/2004 (valued at $35,963, including interest).                                    $    76,000     $       76,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $76,000)                                                                                             $       76,000
---------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (INTERNATIONAL EQUITY SELECT TRUST)
  (COST $2,928,328) - 120.78%                                                                                $    2,988,513
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.78)%                                                                   (514,120)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $    2,474,393
                                                                                                             ==============

The Trust had the following five top industry concentrations as of June 30, 2004 (as a percentage of total net assets):

Food & Beverages                       15.47%
Banking                                14.67%
Financial Services                     12.64%
Pharmaceuticals                        12.49%
Petroleum Services                      5.83%

SELECT GROWTH TRUST

                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMON STOCKS - 96.13%

ADVERTISING - 2.24%
Getty Images, Inc. *                                                                               1,200     $       72,000

AEROSPACE - 2.99%
United Technologies Corp.                                                                          1,050             96,054

BIOTECHNOLOGY - 3.01%
Amgen, Inc. *                                                                                      1,775             96,862

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

SELECT GROWTH TRUST (CONTINUED)

                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMON STOCKS (CONTINUED)

BROADCASTING - 4.03%
Fox Entertainment Group, Inc., Class A *                                                           2,450     $       65,415
Viacom, Inc., Class B                                                                              1,800             64,296
                                                                                                             --------------
                                                                                                                    129,711

BUILDING MATERIALS & CONSTRUCTION - 3.35%
Masco Corp.                                                                                        3,450            107,571

CABLE AND TELEVISION - 2.98%
Comcast Corp.-Special Class A *                                                                    3,475             95,945

CHEMICALS - 2.17%
Praxair, Inc.                                                                                      1,750             69,843

COLLEGES & UNIVERSITIES - 2.12%
Corinthian Colleges, Inc.                                                                          2,750             68,035

COMPUTERS & BUSINESS EQUIPMENT - 2.87%
Dell, Inc. *                                                                                       2,575             92,236

COSMETICS & TOILETRIES - 3.68%
Alberto Culver Company, Class B                                                                    1,425             71,449
Colgate-Palmolive Company                                                                            800             46,760
                                                                                                             --------------
                                                                                                                    118,209

ELECTRICAL EQUIPMENT - 4.06%
General Electric Company                                                                           4,025            130,410

FINANCIAL SERVICES - 12.91%
Capital One Financial Corp.                                                                        1,350             92,313
Federal Home Loan Mortgage Corp.                                                                   1,025             64,883
Federal National Mortgage Association                                                              1,350             96,336
J.P. Morgan Chase & Company                                                                        2,525             97,894
The Goldman Sachs Group, Inc.                                                                        675             63,558
                                                                                                             --------------
                                                                                                                    414,984

FOOD & BEVERAGES - 1.84%
PepsiCo, Inc.                                                                                      1,100             59,268

HEALTHCARE PRODUCTS - 9.37%
Guidant Corp.                                                                                      1,375             76,835
Johnson & Johnson                                                                                  2,300            128,110
Medtronic, Inc.                                                                                    1,975             96,222
                                                                                                             --------------
                                                                                                                    301,167

HEALTHCARE SERVICES - 1.95%
Medco Health Solutions, Inc. *                                                                     1,675             62,812

INSURANCE - 2.03%
AFLAC, Inc.                                                                                        1,600             65,296

INTERNET RETAIL - 1.50%
eBay, Inc.                                                                                           525             48,274

INTERNET SERVICE PROVIDER - 0.90%
SINA.com *                                                                                           875             28,866

INTERNET SOFTWARE - 1.92%
Cisco Systems, Inc. *                                                                              2,600             61,620

MANUFACTURING - 3.41%
Rockwell Automation, Inc                                                                           2,925            109,717

PHARMACEUTICALS - 8.63%
Caremark Rx, Inc. *                                                                                  950             31,293
Forest Laboratories, Inc. *                                                                        1,650             93,439
Pfizer, Inc.                                                                                       4,450            152,546
                                                                                                             --------------
                                                                                                                    277,278

RETAIL TRADE - 4.49%
Home Depot, Inc.                                                                                   1,800             63,360
The TJX Companies, Inc.                                                                            3,350             80,869
                                                                                                             --------------
                                                                                                                    144,229

SEMICONDUCTORS - 9.70%
Emulex Corp. *                                                                                     3,600             51,516
Intel Corp.                                                                                        4,650            128,340
National Semiconductor Corp.                                                                       2,950             64,870
Silicon Laboratories, Inc. * (a)                                                                   1,450             67,208
                                                                                                             --------------
                                                                                                                    311,934

SOFTWARE - 3.98%
Microsoft Corp.                                                                                    2,325             66,402
SAP AG, ADR                                                                                        1,475             61,670
                                                                                                             --------------
                                                                                                                    128,072
---------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,902,539)                                                                        $    3,090,393
---------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 2.14%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                                                $    68,875     $       68,875
---------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $68,875)                                                                                               $       68,875
---------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 4.91%
Repurchase Agreement with State Street Corp. dated
  06/30/2004 at 0.35% to be repurchased at $158,002
  on 07/01/2004, collateralized by $130,000 U.S. Treasury
  Bonds, 7.25% due 08/15/2022 (valued at $161,878,
  including interest).                                                                       $   158,000     $      158,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $158,000)                                                                                              $      158,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (SELECT GROWTH TRUST)
  (COST $3,129,414) - 103.18%                                                                                $    3,317,268
LIABILITIES IN EXCESS OF OTHER ASSETS-- (3.18)%                                                                    (102,348)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $    3,214,920
                                                                                                             ==============

GLOBAL EQUITY SELECT TRUST

COMMON STOCKS - 96.85%

FINLAND - 2.20%
Nokia (AB) Oyj *                                                                                   4,900     $       70,789

FRANCE - 7.07%
Societe Generale *                                                                                 1,100             93,593
Total SA *                                                                                           700            133,613
                                                                                                             --------------
                                                                                                                    227,206

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

GLOBAL EQUITY SELECT TRUST (CONTINUED)

                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMON STOCKS (CONTINUED)

GERMANY - 4.89%
Schering AG *                                                                                      1,200     $       70,791
Siemens AG *                                                                                       1,200             86,402
                                                                                                             --------------
                                                                                                                    157,193

ITALY - 2.23%
Eni SPA *                                                                                          3,600             71,566

JAPAN - 6.27%
Canon, Inc. *                                                                                      1,000             52,586
Kao Corp. *                                                                                        2,500             60,131
Nomura Securities Company, Ltd. *                                                                  6,000             88,618
                                                                                                             --------------
                                                                                                                    201,335

NETHERLANDS - 2.82%
Heineken NV *                                                                                      2,750             90,477

SWITZERLAND - 11.79% Credit Suisse Group *                                                         2,700             95,974
Nestle SA *                                                                                          300             80,038
Novartis AG *                                                                                      1,500             66,199
Swiss Reinsurance Company *                                                                          800             51,985
UBS AG-USD *                                                                                       1,200             84,592
                                                                                                             --------------
                                                                                                                    378,788

UNITED KINGDOM - 21.28%
Barclays PLC *                                                                                    10,400             88,568
BP PLC *                                                                                           7,600             67,099
Cadbury Schweppes PLC *                                                                            9,100             78,486
Diageo PLC *                                                                                       6,700             90,309
GlaxoSmithKline PLC *                                                                              6,200            125,438
HSBC Holdings PLC *                                                                                5,300             78,789
Unilever PLC *                                                                                     6,300             61,789
Vodafone Group PLC *                                                                              42,500             93,036
                                                                                                             --------------
                                                                                                                    683,514

UNITED STATES - 38.30%
Bank of America Corp.                                                                              1,000             84,620
Bank One Corp.                                                                                     2,000            102,000
Citigroup, Inc.                                                                                    1,800             83,700
Exxon Mobil Corp.                                                                                  2,000             88,820
First Data Corp.                                                                                   1,600             71,232
General Electric Company                                                                           3,100            100,440
Home Depot, Inc.                                                                                   1,800             63,360
International Business Machines Corp.                                                                700             61,705
Johnson & Johnson                                                                                  1,700             94,690
Microsoft Corp.                                                                                    3,800            108,528
Oracle Corp. *                                                                                     4,600             54,878
Pfizer, Inc.                                                                                       1,700             58,276
The Coca-Cola Company                                                                              1,300             65,624
The Procter & Gamble Company                                                                       1,200             65,328
United Technologies Corp.                                                                            700             64,036
Wells Fargo & Company                                                                              1,100             62,953
                                                                                                             --------------
                                                                                                                  1,230,190
---------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $2,795,275)                                                                        $    3,111,058
---------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 9.52%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                                                $   305,820     $      305,820
---------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $305,820)                                                                                              $      305,820
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 3.39%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to be repurchased at
  $109,001 on 07/01/2004, collateralized by $105,000 U.S.
  Treasury Bonds, 5.375% due 02/15/2031 (valued at $107,363, including interest), $5,000 U. S Treasury Bonds, 5.25%,
  due 02/15/2029 (valued at $5,006, including interest).                                     $   109,000     $      109,000

---------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $109,000)                                                                                              $      109,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (GLOBAL EQUITY SELECT TRUST)
  (COST $3,210,095) - 109.76%                                                                                $    3,525,878
LIABILITIES IN EXCESS OF OTHER ASSETS - (9.76)%                                                                    (313,570)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $    3,212,308
                                                                                                             ==============

The Trust had the following five top industry concentrations as of June 30, 2004 (as a percentage of total net assets):

Banking                               16.07%
Petroleum Services                     9.01%
Food & Beverages                       8.90%
Financial Services                     8.35%
Pharmaceuticals                        7.92%

CORE VALUE TRUST

                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMON STOCKS - 95.86%

ADVERTISING - 2.79%
Omnicom Group, Inc.                                                                                1,325     $      100,554

AEROSPACE - 6.26%
General Dynamics Corp.                                                                               990             98,307
United Technologies Corp.                                                                          1,390            127,157
                                                                                                             --------------
                                                                                                                    225,464

AIR TRAVEL - 1.94%
Southwest Airlines Company                                                                         4,175             70,015

BANKING - 5.56%
Bank of New York Company, Inc.                                                                     3,225             95,073
US Bancorp                                                                                         3,815            105,141
                                                                                                             --------------
                                                                                                                    200,214
BROADCASTING - 2.88%
Viacom, Inc., Class B                                                                              2,900            103,588

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

CORE VALUE TRUST (CONTINUED)

                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
COMMON STOCKS (CONTINUED)

CABLE AND TELEVISION - 2.99%
Time Warner, Inc. *                                                                                6,135     $      107,853

COMPUTERS & BUSINESS EQUIPMENT - 6.65%
Hewlett-Packard Company                                                                            6,785            143,164
International Business Machines Corp.                                                              1,095             96,524
                                                                                                             --------------
                                                                                                                    239,688

COSMETICS & TOILETRIES - 3.93%
The Procter & Gamble Company                                                                       2,600            141,544

CRUDE PETROLEUM & NATURAL GAS - 3.69%
ChevronTexaco Corp.                                                                                  428             40,279
Devon Energy Corp.                                                                                 1,405             92,730
                                                                                                             --------------
                                                                                                                    133,009

ELECTRICAL EQUIPMENT - 2.82%
General Electric Company                                                                           3,130            101,412

FINANCIAL SERVICES - 9.03%
Citigroup, Inc.                                                                                    1,995             92,767
Fiserv, Inc. *                                                                                     1,700             66,113
J.P. Morgan Chase & Company                                                                        2,835            109,913
The Goldman Sachs Group, Inc.                                                                        600             56,496
                                                                                                             --------------
                                                                                                                    325,289

FOOD & BEVERAGES - 3.01%
The Coca-Cola Company                                                                              2,150            108,532

HEALTHCARE PRODUCTS - 3.00%
Johnson & Johnson                                                                                  1,940            108,058

HEALTHCARE SERVICES - 1.47%
Quest Diagnostics, Inc.                                                                              625             53,094

HOTELS & RESTAURANTS - 2.71%
McDonald's Corp.                                                                                   3,750             97,500

INSURANCE - 8.30%
American International Group, Inc.                                                                 1,470            104,781
Marsh & McLennan Companies, Inc.                                                                   1,870             84,861
The St. Paul Travelers Companies, Inc.                                                             2,700            109,458
                                                                                                             --------------
                                                                                                                    299,100

INTERNATIONAL OIL - 2.64%
ConocoPhillips                                                                                     1,245             94,981

INTERNET SOFTWARE - 1.84%
Cisco Systems, Inc. *                                                                              2,795             66,242

PETROLEUM SERVICES - 2.90%
Exxon Mobil Corp.                                                                                  2,350            104,364

PHARMACEUTICALS - 5.66%
Abbott Laboratories                                                                                2,555            104,142
Pfizer, Inc.                                                                                       2,910             99,755
                                                                                                             --------------
                                                                                                                    203,897

RETAIL TRADE - 10.34%
Best Buy Company, Inc.                                                                               675             34,249
CVS Corp.                                                                                          2,885            121,228
Lowe's Companies, Inc.                                                                             2,130            111,932
Target Corp.                                                                                       2,475            105,113
                                                                                                             --------------
                                                                                                                    372,522

SEMICONDUCTORS - 2.53%
Intel Corp.                                                                                        3,295             90,942

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.92%
Lucent Technologies, Inc. * (a)                                                                   27,850            105,273
---------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (Cost $3,177,592)                                                                        $    3,453,135
---------------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 2.21%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                                                $    79,400     $       79,400
---------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $79,400)                                                                                               $       79,400
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.41%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to be repurchased at
  $159,002 on 07/01/2004, collateralized by $145,000 U.S.
  Treasury Bonds, 6.25% due 08/15/2023 (valued at $162,977,
  including interest).                                                                       $   159,000     $      159,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $159,000)                                                                                              $      159,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (CORE VALUE TRUST)
  (COST $3,415,992) - 102.48%                                                                                $    3,691,535
LIABILITIES IN EXCESS OF OTHER ASSETS-- (2.48)%                                                                     (89,322)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $    3,602,213
                                                                                                             ==============

HIGH GRADE BOND TRUST


                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
U.S. TREASURY OBLIGATIONS - 46.78%

U.S. TREASURY BONDS - 19.61%
  6.00% due 02/15/2026                                                                     $      81,000     $       87,281
  6.25% due 05/15/2030 (a)                                                                       246,000            275,433
  6.875% due 08/15/2025 (a)                                                                      168,000            199,789
  7.50% due 11/15/2016                                                                           162,000            199,709
  8.125% due 08/15/2019 to 08/15/2021 (a)                                                        271,000            356,782
                                                                                                             --------------
                                                                                                                  1,118,994
U.S. TREASURY NOTES - 27.17%
  1.50% due 07/31/2005 to 03/31/2006 (a)                                                         826,000            814,086
  3.125% due 05/15/2007 (a)                                                                      274,000            274,000
  4.875% due 02/15/2012 (a)                                                                       96,000             99,150
  6.50% due 05/15/2005 (a)                                                                       245,000            254,379
  7.00% due 07/15/2006                                                                           101,000            109,431
                                                                                                                  1,551,046
---------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $2,666,351)                                                                                            $    2,670,040
---------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

HIGH GRADE BOND TRUST (CONTINUED)

                                                                                             SHARES OR
                                                                                             PRINCIPAL
                                                                                               AMOUNT            VALUE
                                                                                           -------------     --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.89%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.28%
  5.50% due 09/15/2011                                                                     $     400,000     $      416,957
  6.75% due 03/15/2031                                                                            50,000             55,818
                                                                                                             --------------
                                                                                                                    472,775

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 14.61%
  4.625% due 10/15/2013                                                                          313,000            301,393
  5.00% due 05/01/2034                                                                           342,661            331,400
  5.00% TBA **                                                                                   208,000            200,850
                                                                                                             --------------
                                                                                                                    833,643
---------------------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,295,697)                                                                                            $    1,306,418
---------------------------------------------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS - 0.54%
SSB Auto Loan Trust, Series 2002-1, Class A4
  2.89% due 02/15/2009 (b)                                                                        31,000             31,050
---------------------------------------------------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $31,126)                                                                                               $       31,050
---------------------------------------------------------------------------------------------------------------------------

ASSET BACKED SECURITIES - 19.44%
Bank One Issuance Trust, Series 2004-A1, Class A1
  3.45% due 10/17/2011                                                                            26,000             25,195
Carmax Auto Owner Trust, Series 2003-2, Class A4
  3.07% due 10/15/2010 (b)                                                                        90,000             88,589
Chase Funding Mortgage Loan Asset-Backed,
  Series 2004-2, Class 1A1
  1.48% due 01/25/2020 (b)                                                                        53,000             53,000
Chase Funding Mortgage Loan Asset-Backed,
  Series 2004-2, Class 2A2
  1.58% due 02/25/2034 (b)                                                                        53,000             53,000
Citibank Omni-S Master Trust, Series 2000-2, Class A
  6.75% due 09/16/2009 (b)                                                                        52,000             54,470
CNH Equipment Trust, Series 2003-A, Class A4B
  2.57% due 09/15/2009 (b)                                                                        82,000             79,974
Detroit Edison Securitization Funding LLC,
  Series 2001-1, Class A4
  6.19% due 03/01/2013                                                                            73,000             78,751
John Deere Owner Trust, Series 2003-A, Class A4
  2.44% due 06/15/2010 (b)                                                                       109,000            107,295
MBNA Master Credit Card Trust, Series1999-J, Class A
  7.00% due 02/15/2012                                                                            50,000             55,963
National City Auto Receivables Trust, Series 2004-A, Class A4
  2.88% due 05/15/2011                                                                            68,000             66,180
Navistar Financial Corp. Owner Trust, Series 2004-A, Class A4
  2.59% due 03/15/2011                                                                            50,000             48,535
Onyx Acceptance Owner Trust, Series 2004-B, Class A4
  3.89% due 02/15/2011                                                                            67,000             67,031
PSE & G Transition Funding LLC, Series 2001-1, Class A8
  6.89% due 12/15/2017 (b)                                                                        24,000             27,011
Wells Fargo Financial Auto Owner Trust, Series 2004-A, Class A4
  2.67% due 08/16/2010                                                                            60,000             58,679
WFS Financial Owner Trust, Series 2003-1, Class A4
  2.74% due 09/20/2010 (b)                                                                        80,000             79,091
WFS Financial Owner Trust, Series 2003-4, Class A3
  2.39% due 01/22/2008 (b)                                                                        37,000             36,858
WFS Financial Owner Trust, Series 2004-1, Class A4
  2.81% due 08/22/2011                                                                            40,000             39,055
World Omni Auto Receivables Trust, Series 2004-A, Class A2
  2.58% due 07/12/2007                                                                            91,000             90,994
---------------------------------------------------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
(Cost $1,113,374)                                                                                            $    1,109,671
---------------------------------------------------------------------------------------------------------------------------

SHORT TERM INVESTMENTS - 25.78%
State Street Navigator Securities
  Lending Prime Portfolio (c)                                                                $ 1,471,861     $    1,471,861
---------------------------------------------------------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
(Cost $1,471,861)                                                                                            $    1,471,861
---------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 13.89%
Repurchase Agreement with State Street
  Corp. dated 06/30/2004 at 0.35% to be repurchased
  at $793,008 on 07/01/2004, collateralized by $765,000 U.S.
  Treasury Notes, 5% due 08/15/2011 (valued at $809,413,
  including interest).                                                                       $   793,000     $      793,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $793,000)                                                                                              $      793,000
---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (HIGH GRADE BOND TRUST)
  (COST $7,371,409) - 129.32%                                                                                $    7,382,040
LIABILITIES IN EXCESS OF OTHER ASSETS-- (29.32)%                                                                 (1,673,765)
                                                                                                             --------------
TOTAL NET ASSETS - 100.00%                                                                                   $    5,708,275
                                                                                                             ==============

FOOTNOTES

Percentages are stated as a percent of net assets.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL NET ASSETS)

Key to Currency Abbreviations

AUD   - Australian Dollar
CAD   - Canadian Dollar
CZK   - Czech Koruna
DKK   - Danish Krone
EUR   - European Currency
FIM   - Finnish Markka
FRF   - French Franc
DEM   - German Deutsche Mark
GBP   - British Pound
GRD   - Greek Drachma
HKD   - Hong Kong Dollar
ITL   - Italian Lira
IEP   - Irish Punt
JPY   - Japanese Yen
MXN   - Mexican Peso
NLG   - Netherlands Guilder
NZD   - New Zealand Dollar
NOK   - Norweigan Krone
PLZ   - Polish Zloty
SEK   - Sweedish Krona
SGD   - Singapore Dollar
ZAR   - South African Rand

Key to Security Abbreviations and Legend

ADR   - American Depository Receipts
ADS   - American Depository Shares
CDO   - Collateralized Debt Obligation
ESOP  - Employee Stock Ownership Program
EWCO  - European Written Call Option
GDR   - Global Depository Receipts
GTD   - Guaranteed
MTN   - Medium Term Note
IO    - Interest Only (Carries notional principal amount)
OTC   - Over The Counter
PCL   - Public Company Limited
PIK   - Paid In Kind
PO    - Principal Only
REIT  - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
SBI   - Shares Beneficial Interest
SADR  - Sponsored American Depository Receipts
SPDR  - Standard & Poor's Depository Receipts
TBA   - To Be Announced

# Non-Income producing, issuer is in bankruptcy and is in default of interest payments

*     Non-Income Producing

(a)   All or a portion of this security was out on loan

(b)   Floating Rate Note

(c)   Investment is an affiliate of the Trust's subadvisor or custodian bank

**    Purchased on a forward commitment (Note 2)

*** At June 30, 2004 a portion of this security was pledged to cover forward commitments purchased

**** At June 30, 2004 a portion of this security was pledged to cover margin requirements for open futures contracts.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. The Trust currently offers seventy-nine separate investment portfolios which are described as follows: the Science & Technology Trust ("Science & Technology"), Pacific Rim Trust ("Pacific Rim", formerly "Pacific Rim Emerging Markets Trust"), the Health Sciences Trust ("Health Sciences"), the Emerging Growth Trust ("Emerging Growth"), the Aggressive Growth Trust ("Aggressive Growth"), the Emerging Small Company Trust ("Emerging Small Company"), the Small Company Blend Trust ("Small Company Blend"), the Small Company Trust ("Small Company"), the Dynamic Growth Trust ("Dynamic Growth"), the Mid Cap Stock Trust ("Mid Cap Stock"), the Natural Resources Trust ("Natural Resources"), the All Cap Growth Trust ("All Cap Growth"), the Strategic Opportunities Trust ("Strategic Opportunities"), the Financial Services Trust ("Financial Services"), the International Stock Trust ("International Stock"), the Overseas Trust ("Overseas"), the International Small Cap Trust ("International Small Cap"), the International Value Trust ("International Value"), the Quantitative Mid Cap Trust ("Quantitative Mid Cap"), the Mid Cap Core Trust ("Mid Cap Core"), the Global Trust ("Global", formerly "Global Equity Trust"), the Strategic Growth Trust ("Strategic Growth"), the Capital Appreciation Trust ("Capital Appreciation"), the U.S. Global Leaders Growth Trust ("U.S. Global Leaders Growth"), the Quantitative All Cap Trust ("Quantitative All Cap"), the All Cap Core Trust ("All Cap Core"), the Large Cap Growth Trust ("Large Cap Growth"), the Blue Chip Growth Trust ("Blue Chip Growth"), the U.S. Large Cap Trust ("U.S. Large Cap"), the Core Equity Trust ("Core Equity"), the Strategic Value Trust ("Strategic Value"), the Large Cap Value Trust ("Large Cap Value"), the Classic Value Trust ("Classic Value"), the Utilities Trust ("Utilities"), the Real Estate Securities Trust ("Real Estate Securities"), the Small Cap Opportunities Trust ("Small Cap Opportunities"), the Small Company Value Trust ("Small Company Value"), the Special Value Trust ("Special Value"), the Mid Cap Value Trust ("Mid Cap Value"), the Value Trust ("Value"), the All Cap Value Trust ("All Cap Value"), the Equity Index Trust ("Equity Index"), the Fundamental Value Trust ("Fundamental Value"), the Growth & Income Trust ("Growth & Income"), the Great Companies-America Trust ("Great Companies-America"), the Quantitative Value Trust ("Quantitative Value"), the Equity-Income Trust ("Equity-Income"), the Income & Value Trust ("Income & Value"), the Global Allocation Trust ("Global Allocation"), the High Yield Trust ("High Yield"), the Strategic Bond Trust ("Strategic Bond"), the Strategic Income Trust ("Strategic Income"), the Global Bond Trust ("Global Bond"), the Diversified Bond Trust ("Diversified Bond"), the Investment Quality Bond Trust ("Investment Quality Bond"), the Total Return Trust ("Total Return"), the Real Return Bond Trust ("Real Return Bond"), the U.S. Government Securities Trust ("U.S. Government Securities"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index"), the 500 Index Trust ("500 Index"), the Lifestyle Aggressive 1000 Trust ("Lifestyle Aggressive 1000"), the Lifestyle Growth 820 Trust ("Lifestyle Growth 820"), the Lifestyle Balanced 640 Trust ("Lifestyle Balanced 640"), the Lifestyle Moderate 460 Trust ("Lifestyle Moderate 460"), the Lifestyle Conservative 280 Trust ("Lifestyle Conservative 280"), the American Growth Trust ("American Growth"), the American International Trust ("American International"), the American Blue Chip Income and Growth Trust ("American Blue Chip Income and Growth"), the American Growth-Income Trust ("American Growth-Income"), the Small-Mid Cap Growth Trust ("Small-Mid Cap Growth"), the Small Mid-Cap Trust ("Small Mid-Cap"), the International Equity Select Trust ("International Equity Select"), the Select Growth Trust ("Select Growth"), the Global Equity Select Trust ("Global Equity Select"), the Core Value Trust ("Core Value") and the High Grade Bond Trust ("High Grade Bond"). Each of the Portfolios with the exception of Health Sciences, Dynamic Growth, Natural Resources, Utilities, Real Estate Securities, Great Companies-America, Global Bond, Real Return Bond, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios are presently offered only to: Separate Accounts A, H, I, L, M, N and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA") and to Separate Accounts A and B and in the case of certain Portfolios, to unregistered separate accounts issued by The Manufacturers Life Insurance Company of New York ("Manulife New York") and in the case of Series III shares, to certain qualified pension and retirement plans. Manulife USA and Manulife New York are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". Manulife New York is a wholly owned subsidiary of Manulife USA.

At June 30, 2004, of the Trust portfolios noted above, Manulife USA owned seed money shares of 400,000, 127,967, 400,000, 160,134, 800,000, 240,000, 163,666,
148,368, 240,055, 245,693, 242,583, and 370,920 in U.S. Global Leaders Growth,
Quantitative All Cap, Classic Value, Great Companies-America, Strategic Income, Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond, respectively.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by Manulife USA, serves as investment adviser for the Trust (See Note 5) and Manulife Financial Securities, LLC ("MFS") a Delaware limited liability company controlled by Manulife USA, serves as principal underwriter of the variable contracts issued by Manulife USA and Manulife New York (See Note
6).

The Trust offers three classes of shares. Series I shares are offered for all portfolios with the exception of Great Companies-America. Series II shares are offered for all portfolios with the exception of Equity Index, Small-Mid Cap, International Equity Select, Small-Mid Cap Growth, Select Growth Trust, Global Equity Select, Core Value and High Grade Bond. Series III shares are offered for all portfolios with the exception of Small Company Blend, Dynamic Growth, Strategic Opportunities, Quantitative Mid Cap, All Cap Core, Large Cap Growth, Quantitative Equity, Value, Equity Index, Great Companies-America, Income & Value, Small-Mid Cap, International Equity Select, High Grade Bond, U.S. Global Leaders Growth Trust, Classic Value, Strategic Income, Small-Mid Cap Growth, Select Growth, Global Equity Select, Core Value, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth. In addition, the following portfolios are available under Series III, only as an underlying investment in the Lifestyle Trusts: Aggressive Growth, All Cap Growth, International Stock, Overseas, International Value, Mid Cap Core, Capital Appreciation, Quantitative Equity, US Large Cap, Strategic Value, Small Cap Opportunities, Small Company Value, Diversified Bond, Small-Mid Cap, International Equity Select, and High Grade Bond. Series I, Series II, and Series III shares are the same, except for differences in class expenses and voting rights with respect to its distribution plan (see Note 6).

CHANGE IN PORTFOLIO NAME. Effective May 3, 2004, the name of Pacific Rim Emerging Markets was changed to Pacific Rim and the name of Global Equity was changed to Global.

NEW PORTFOLIOS. Effective May 3, 2004, Small Company, U.S. Global Leaders Growth, Core Equity, Classic Value, Quantitative Value and Strategic Income commenced operations.

REORGANIZATION. On April 30, 2004 the shareholders of the Quantitative Equity Trust and Balanced Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of all the assets, subject to all of the liabilities, of (1) the Quantitative Equity Trust (a "Transferor Portfolio") by and in exchange for shares of the U.S. Large Cap Trust (an "Acquiring Portfolio") and (2) the Balanced Trust (a "Transferor Portfolio") by and in exchange for shares of the Income & Value Trust (an "Acquiring Portfolio). The agreement provided for: (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

ORGANIZATION OF THE TRUST, CONTINUED

The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on April 30, 2004. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolios (including $4,739,713 and $10,461,203 of unrealized appreciation from Balanced and Quantitative Equity respectively acquired by such Acquiring Portfolios. The resulting activity was as follows:

                                                        SHARES         TOTAL NET ASSETS         NET ASSET VALUE
                                                        ------         ----------------         ---------------
Quantitative Equity Series I at April 30, 2004          12,495,045        $187,545,042             $15.01
Quantitative Equity Series II at April 30, 2004            401,020           6,012,470              14.99
Quantitative Equity Series III at April 30, 2004                 7                 109              15.04

U.S. Large Cap Trust Series I at April 30, 2004         34,767,609         445,194,511              12.80
U.S. Large Cap Trust Series II at April 30, 2004        13,151,196         167,722,566              12.75
U.S. Large Cap Trust Series III at April 30,
2004                                                           994              12,709              12.78

U.S Large Cap Trust Series I after
reorganization on April 30, 2004:                       49,419,566         632,739,554              12.80
U.S Large Cap Trust Series II after
reorganization on April 30, 2004:                       13,622,763         173,735,036              12.75
U.S Large Cap Trust Series III after
reorganization on April 30, 2004:                            1,003              12,818              12.78

Balanced Series I at April 30, 2004                      9,906,071         121,750,552              12.29
Balanced Series II at April 30, 2004                     1,681,612          20,607,207              12.25

Income and Value Series I at April 30, 2004             49,474,410         504,349,005              10.19
Income and Value Series II at April 30, 2004             8,777,918          89,108,968              10.15

Income and Value Series I after
reorganization on April 30, 2004:                       61,422,452         626,099,557              10.19
Income and Value Series II after
reorganization on April 30, 2004:                       10,808,185         109,716,175              10.15

On May 1, 2003 the shareholders of the Internet Technologies Trust, Telecommunications Trust, Mid Cap Growth Trust and Mid Cap Opportunities Trust voted to approve an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of all the assets, subject to all of the liabilities, of (1) the Internet Technologies Trust and the Telecommunications Trust (the "Transferor Portfolios") by and in exchange for shares of the Science & Technology Trust (an "Acquiring Portfolio") and (2) the Mid Cap Growth Trust and the Mid Cap Opportunities Trust (the "Transferor Portfolios" ) by and in exchange for shares of the Dynamic Growth Trust (an "Acquiring Portfolio). The agreement provided for: (a) the transfer of all assets, subject to all of the liabilities, of the Transferor Portfolios in exchange for a representative amount of the Acquiring Portfolios shares; (b) the liquidation of the Transferor Portfolios; and (c) the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio shares. Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the portfolios or their shareholders. The expenses of the reorganization were borne by the Transferor Portfolios and the Acquiring Portfolios.

The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange on May 2, 2003. As a result of the reorganization, the total value of all shares of each Acquiring Portfolio issued in the reorganization equaled the total value of the net assets of the corresponding Transferor Portfolios (including $782,073, $3,378,920, and $783,351 of unrealized appreciation from Telecommunications, Mid Cap Growth, and Mid Cap Opportunities, respectively and $3,139,619 of unrealized depreciation from Internet Technologies) acquired by such Acquiring Portfolios. The resulting activity was as follows:

                                                         SHARES        TOTAL NET ASSETS         NET ASSET VALUE
                                                         ------        ----------------         ---------------

Internet Technologies Series I at May 2, 2003           10,510,373      $   30,853,020                $ 2.94
Internet Technologies Series II at May 2, 2003           1,551,227           4,544,006                  2.93

Telecommunications Series I at May 2, 2003               2,336,257          10,461,209                  4.48
Telecommunications Series II at May 2, 2003                754,783           3,376,782                  4.47

Science & Technology Series I at May 2, 2003            46,347,714         402,450,266                  8.68
Science & Technology Series II at May 2, 2003            2,350,136          20,394,835                  8.68

Science & Technology Series I after
reorganization on May 2, 2003                           51,107,417         443,764,495                  8.68
Science & Technology Series II after
reorganization on May 2, 2003                            3,262,669          28,315,623                  8.68

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

ORGANIZATION OF THE TRUST, CONTINUED

                                                        SHARES         TOTAL NET ASSETS         NET ASSET VALUE
                                                        ------         ----------------         ---------------
Mid Cap Growth Series I at May 2, 2003                   3,841,162      $   30,416,167                $ 7.92
Mid Cap Growth Series II at May 2, 2003                  1,731,994          13,699,952                  7.91

Mid Cap Opportunities Series I at May 2, 2003            2,199,418          17,399,010                  7.91
Mid Cap Opportunities Series II at May 2, 2003             920,279           7,267,941                  7.90


Dynamic Growth Series I at May 2, 2003                  19,808,320          68,921,850                  3.48
Dynamic Growth Series II at May 2, 2003                  1,665,758           5,792,256                  3.48

Dynamic Growth Series I after
reorganization on May 2, 2003:                          33,548,314         116,737,027                  3.48
Dynamic Growth Series II after
reorganization on May 2, 2003:                           7,691,014          26,760,149                  3.48

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Results for the six months ended June 30, 2004 are not necessarily indicative of annual results.

SECURITY VALUATION. The net asset value of the shares of each portfolio is determined once daily as of the close of day-time trading of the New York Stock Exchange. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Investments in other mutual funds including underlying Portfolio shares held by the Lifestyle Trusts, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth are valued at their net asset value. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques.

Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the net asset value of a portfolio's shares are generally determined as of such times.

Occasionally, events that affect the values of such securities may occur between the times at which they are generally determined and the close of the New York Stock Exchange. In such event, these securities will then be valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based upon consistently applied procedures. Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based upon the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed security is recorded as interest income, even though the principal is not received until maturity.

From time to time, certain of the Portfolios may invest in Real Estate Investment Trusts (REIT's) and as a result, will estimate the components of distributions from these securities. Distributions from REIT's received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

MULTI-CLASS OPERATIONS. All income, expenses (except class specific expenses) and realized and unrealized gains (losses) are allocated to each class based upon the relative net assets of each class. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at a Portfolio level.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

      (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Certain Portfolios may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Equity Index, U.S. Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

FUTURES. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell financial futures contracts and options on those contracts. The Portfolios invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents a certain percentage of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price.

The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

The following is a summary of open futures contracts at June 30, 2004:

                                                SALE OF FUTURES CONTRACTS                 PURCHASE OF FUTURE CONTRACTS
                                                -------------------------                 ----------------------------
                                            NUMBER                                 NUMBER
                           EXPIRATION       OF OPEN     NOTIONAL     UNREALIZED    OF OPEN        NOTIONAL      UNREALIZED
                              DATE         CONTRACTS     AMOUNT      GAIN/(LOSS)   CONTRACTS      AMOUNT        GAIN/(LOSS)
                              ----         ---------     ------      -----------   ---------      ------        -----------
ALL CAP CORE
Russell 2000 Index          Sep-2004                                                   46      $    13,624,050    $    541,374
S&P 500 Index               Sep-2004                                                   22           62,722,000          48,906
                                                                                                                  ------------
                                                                                                                  $    590,280
                                                                                                                  ============
EQUITY INDEX
S&P 500 Index               Sep-2004                                                   7       $     1,995,700    $     11,582
                                                                                                                  ============
STRATEGIC BOND
U.S. 20 yr Treasury Bond    Sep-2004                                                  179      $    19,041,125    $    348,705
                                                                                                                  ============
U.S. 5 yr Treasury Note     Sep-2004         (212)    ($ 23,041,750)  ($ 215,827)
U.S. 10 yr Treasury Note    Sep-2004         (507)      (55,429,359)    (605,378)
                                                                      ----------
                                                                      ($ 821,205)
                                                                      ==========
STRATEGIC INCOME
U.S. 10 yr Treasury Note    Sep-2004          (12)    ($  1,311,938)  ($  12,459)
                                                                      ==========
GLOBAL BOND
U.S. 10 yr Treasury Note    Sep-2004                                                  999      $   109,218,797    $  1,399,552
10 yr German Euro-Bond      Sep-2004                                                  516           58,385,400         350,816
Japan 10 yr Govt. Bond      Sep-2004                                                   77       10,402,700,000      (1,031,780)
                                                                                                                  ------------
                                                                                                                  $    718,588
                                                                                                                  ============
U.S. 30 yr Treasury Bond    Sep-2004          (14)    ($  1,489,250)  ($  23,625)
                                                                      ==========

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                  SALE OF FUTURES CONTRACTS                     PURCHASE OF FUTURE CONTRACTS
                                                  -------------------------                     ----------------------------
                                                 NUMBER                                   NUMBER
                               EXPIRATION       OF OPEN        NOTIONAL     UNREALIZED    OF OPEN     NOTIONAL       UNREALIZED
                                  DATE         CONTRACTS        AMOUNT      GAIN/(LOSS)   CONTRACTS   AMOUNT         GAIN/(LOSS)
                                  ----         ---------        ------      -----------   ---------   --------       -----------
INVESTMENT QUALITY BOND
Interest Rate Swap 10 yr        Sep-2004          (37)         ($ 3,924,313)   ($ 64,321)
U.S. 2 yr Treasury Note         Sep-2004          (30)           (6,316,406)     (20,276)
U.S. 10 yr Treasury Note        Oct-2004         (168)          (18,367,125)    (202,816)
U.S. 5 yr Treasury Note         Nov-2004         (285)          (30,975,938)    (232,703)
                                                                               ---------
                                                                               ($520,116)
                                                                               =========
TOTAL RETURN
5 yr German Euro-BOBL           Sep-2004                                                      454     $  50,076,200     $   78,253
U.S. 10 yr Treasury Note        Sep-2004                                                     3038       332,138,844      3,912,915
U.S. 5 yr Treasury Note         Sep-2004                                                      898        97,601,375        590,216
Eurodollar                      Dec-2004                                                      148        36,069,450        (33,650)
Eurodollar                      Mar-2005                                                      147        35,658,525       (157,069)
Euribor                         Jun-2005                                                      369        89,583,975        (23,217)
Eurodollar                      Jun-2005                                                      201        48,556,575       (299,263)
Euribor                         Sep-2005                                                      341        82,590,200       (133,567)
Eurodollar                      Sep-2005                                                      112        26,964,000       (199,181)
Euribor                         Dec-2005                                                      487       117,683,550       (420,618)
Eurodollar                      Dec-2005                                                      125        30,003,125       (201,619)
Eurodollar                      Mar-2006                                                       31         7,424,113        (26,156)
                                                                                                                        ----------
                                                                                                                        $3,087,044
                                                                                                                        ==========
U.S. 20 yr Treasury Bond        Sep-2004         (451)         ($47,975,125)   ($781,556)
                                                                               =========
REAL RETURN BOND
U.S. 10 yr Treasury Note        Sep-2004                                                       14     $   1,530,594     $    6,125
                                                                                                                        ==========
U.S. GOVERNMENT SECURITIES
U.S. 5 yr Treasury Note         Sep-2004                                                      389     $  42,528,641     $  541,040
                                                                                                                        ==========
U.S. 10 yr Treasury Note        Sep-2004         (507)         ($55,104,563)   ($346,539)
                                                                               =========
SMALL CAP INDEX
Russell 2000 Index              Sep-2004                                                       23     $   6,812,025     $  214,864
                                                                                                                        ==========
MID CAP INDEX
S&P Midcap 400 Index            Sep-2004                                                       17     $   5,170,125     $   38,173
                                                                                                                        ==========
TOTAL STOCK MARKET INDEX
S&P 500 Index                   Sep-2004                                                       21     $   5,987,100     $   32,553
Russell 2000 Index              Sep-2004                                                        2           592,350         23,486
S&P Midcap 400 Index            Sep-2004                                                        1           304,125          5,343
                                                                                                                        ----------
                                                                                                                        $   61,382
                                                                                                                        ==========
500 INDEX
S&P 500 Index                   Sep-2004                                                       32     $   9,123,200     $   59,821
                                                                                                                        ==========

PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase and sell put and call options on securities, (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED(UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES,CONTINUED

If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call.

If a Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid on swap contracts are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

As a result of a recent Financial Accounting Standards Board (FASB) Emerging Issues Task Force consensus (and subsequent related SEC staff guidance), certain Portfolios have reclassified periodic payments made under interest rate swap agreements, previously included within interest income, as a component of realized gain (loss) in the Statements of Operations. For consistency, similar reclassifications have been made to amounts appearing in the previous year's Statements of Changes in Net Assets and the per share amounts in all prior year financial highlights presented. Prior year net investment income ratios in the financial highlights have also been modified accordingly. This reclassification increased (decreased) net investment income and decreased (increased) net realized gains by $19,037, ($8,111), and $0 in Global Bond, Total Return, and Real Return Bond for the six months ended June 30, 2004 and increased net investment income and decreased net realized gains by $892,815, $18,001 and $0 in Global Bond, Total Return, and Real Return Bond for the year ended December 31, 2003, and increased (decreased) net investment income and decreased (increased) net realized gains by $53,263 and ($16,517) in Global Bond and Total Return for the year ended December 31, 2002, and increased (decreased) net investment income and decreased (increased) net realized gains by $282,972 and ($86,999) in Global Bond and Total Return for the year ended December 31, 2001, and increased (decreased) net investment income and decreased (increased) net realized gains by $48,009 and ($642,376) in Global Bond and Total Return for the year ended December 31, 2000, and decreased net investment income and increased net realized gains by $41,075 and $0 in Global Bond and Total Return for the year ended December 31, 1999. This change had no effect on each Portfolio's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period.

FORWARD COMMITMENTS. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios with the exception of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may lend securities in amounts up to 33 1/3% of their total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral is invested in the State Street Navigator Securities Lending Prime Portfolio.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2004, the values of securities loaned and of cash collateral were as follows:

                                                             MARKET
                                                            VALUE OF       VALUE OF
                                                           SECURITIES        CASH
                                                             LOANED       COLLATERAL
                                                           ----------     ----------
Science & Technology                                      $ 52,421,452   $ 53,682,559
Pacific Rim(formerly, Pacific Rim Emerging Markets)(1)      26,767,720     28,154,230
Emerging Growth                                             48,809,353     50,158,992
Aggressive Growth (2)                                       78,436,126     80,450,628
Emerging Small Company (3)                                 121,535,792    124,588,740
Small Company Blend                                         52,246,225     53,896,498
Small Company                                                9,138,338      9,362,979
Real Estate Securities                                      34,776,050     35,625,974
Small Cap Opportunities                                     36,686,102     37,584,712
Small Company Value                                        123,607,075    126,832,861
Special Value                                                2,774,268      2,843,842
Mid Cap Value                                               24,818,636     25,487,884
All Cap Value                                               20,493,054     21,038,301
Equity Index                                                   475,678        488,692

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED(UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES,CONTINUED

                                                              MARKET
                                                             VALUE OF      VALUE OF
                                                            SECURITIES      CASH
                                                             LOANED       COLLATERAL
                                                           -----------    ----------
Dynamic Growth                                            $ 34,972,222   $ 35,784,931
Mid Cap Stock                                               59,257,204     60,867,268
Natural Resources                                           61,814,162     63,341,366
All Cap Growth                                              33,496,807     34,264,452
Strategic Opportunities                                     82,528,419     84,560,236
Financial Services                                           5,010,192      5,123,400
International Stock                                         89,281,415     94,025,445
Overseas (4)                                               127,502,458    133,170,851
International Small Cap                                     58,803,172     61,971,889
International Value                                        113,974,564    119,259,804
Quantitative Mid Cap                                        16,307,019     16,718,586
Mid Cap Core                                                 1,046,200      1,073,874
Global (formerly Global Equity) (5)                         57,420,812     60,060,009
Strategic Growth                                            22,146,744     22,722,804
Capital Appreciation                                         1,817,415      1,858,675
U.S. Global Leaders Growth                                     546,687        560,050
Quantitative All Cap (6)                                    13,869,436     14,242,046
All Cap Core                                                14,733,502     15,105,741
Large Cap Growth                                            26,613,491     27,322,057
Blue Chip Growth                                            65,451,598     66,932,055
U.S. Large Cap                                              58,792,116     60,191,372
Strategic Value                                              7,741,157      7,988,559
Large Cap Value                                             14,312,713     14,709,524
Classic Value                                                1,205,766      1,235,081
Utilities                                                    2,578,023      2,649,783
Fundamental Value                                           18,306,870     18,762,844
Growth & Income                                             24,117,862     24,685,088
Quantitative Value                                           4,625,834      4,759,237
Equity-Income                                               90,499,907     92,700,024
Income & Value                                              96,659,868     98,747,258
Global Allocation (7)                                        5,537,118      5,782,494
High Yield                                                 199,393,799    203,532,170
Strategic Bond                                             117,773,405    120,431,175
Strategic Income                                               277,774        283,725
Global Bond                                                 77,228,191     78,846,197
Diversified Bond                                            99,265,154    101,269,955
Investment Quality Bond                                     83,836,500     85,551,618
Total Return                                               226,424,689    231,068,170
Real Return Bond                                            26,886,772     27,428,250
Small Cap Index (8)                                         43,837,624     45,069,979
Mid Cap Index                                               40,263,843     41,262,255
Total Stock Market Index (9)                                13,459,634     13,838,173
500 Index                                                   24,056,131     24,750,151
Small-Mid Cap Growth                                           667,406        684,712
Small Mid-Cap                                                  206,048        211,486
International Equity Select                                    617,311        632,318
Select Growth                                                   67,208         68,875
Global Equity Select                                           291,151        305,820
Core Value                                                      75,033         79,400
High Grade Bond                                              1,442,475      1,471,861

(1) Comprised of $27,993,332 and $160,898 of cash collateral and securities collateral, respectively.

(2) Comprised of $80,263,203 and $187,425 of cash collateral and securities collateral, respectively.

(3) Comprised of $124,329,887 and $258,853 of cash collateral and securities collateral, respectively.

(4) Comprised of $131,206,379 and $1,964,472 of cash collateral and securities collateral, respectively.

(5) Comprised of $59,087,378 and $972,631 of cash collateral and securities collateral, respectively.

(6) Comprised of $14,185,238 and $56,808 of cash collateral and securities collateral, respectively.

(7) Comprised of $5,759,529 and $22,964 of cash collateral and securities collateral, respectively.

(8) Comprised of $45,062,417 and $7,562 of cash collateral and securities collateral, respectively.

(9) Comprised of $13,830,545 and $7,628 of cash collateral and securities collateral, respectively.

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income and American Blue Chip Income and Growth may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. A Portfolio may also be compensated by the receipt of a commitment fee. The compensation is recorded. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carry-forwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED(UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES,CONTINUED

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio or class of shares are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Class specific expenses, such as Transfer Agent and Blue Sky fees, are accrued daily and charged directly to the respective share class.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Portfolio of the Trust may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty.

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carry-forward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

3. WRITTEN OPTIONS AND INTEREST RATE SWAPS.

The following is a summary of open written options outstanding at June 30, 2004:

                                          HEALTH SCIENCES              AGGRESSIVE GROWTH          ALL CAP GROWTH
                                      ---------------------          ----------------------   ---------------------
                                      NUMBER OF    PREMIUMS          NUMBER OF    PREMIUMS    NUMBER OF    PREMIUMS
                                      CONTRACTS    RECEIVED          CONTRACTS    RECEIVED    CONTRACTS    RECEIVED
                                      ---------   -----------        ---------  -----------   ---------  -----------
Options outstanding 12/31/2003           7,741    $ 2,337,298            268    $    29,572         -              -
Options written                         16,731      5,579,231            943        142,889       545    $    65,454
Options closed & expired               (16,044)    (4,733,948)        (1,126)      (153,647)     (279)       (20,998)
                                       -------    -----------         ------    -----------      ----    -----------
Options outstanding at 6/30/2004         8,428    $ 3,182,581             85    $    18,814       266    $    44,456
                                       =======    ===========         ======    ===========      ====    ===========

                                            GLOBAL BOND                  TOTAL RETURN                    REAL RETURN
                                            -----------                  ------------                    -----------
                                     NUMBER OF       PREMIUMS        NUMBER OF      PREMIUMS         NUMBER OF      PREMIUMS
                                     CONTRACTS       RECEIVED        CONTRACTS      RECEIVED         CONTRACTS      RECEIVED
                                     ---------       --------        ---------      --------         ---------      --------
Options outstanding 12/31/2003       46,270,139    $  1,181,725     102,501,860    $  3,656,545      60,400,000   $    526,152
Options written                      42,100,454         887,133      15,502,881       1,758,793               -              -
Options closed & expired            (52,500,481)     (1,013,927)    (47,903,435)     (2,359,795)              -              -
                                    -----------    ------------     -----------    ------------      ----------   ------------
Options outstanding at 6/30/2004     35,870,112    $  1,054,931      70,100,877    $  3,055,543      60,400,000   $    526,152
                                    ===========    ============     ===========    ============      ==========   ============

                                                                      NUMBER OF
PORTFOLIO                    DESCRIPTION                     TYPE     CONTRACTS        EXPIRATION DATE       VALUE
---------                    -----------                     ----     ----------       ---------------    -----------
HEALTH SCIENCES
     CV Therapeutics, Inc. (Strike Price of $17.50)          Call          37               Jul-04        ($     925)
     ImClone Systems, Inc. (Strike price of $85.00)          Call         239               Jul-04           (66,920)
     Onyx Pharmaceuticals, Inc. (Strike price of $45.00)     Call          27               Jul-04              (810)
     Trimeris, Inc. (Strike price of $15.00)                 Call         117               Jul-04            (2,925)
     Dade Behring Holdings, Inc. (Strike price of $50.00)    Call         117               Aug-04           (13,455)
     Gilead Sciences, Inc. (Strike price of $70.00)          Call         117               Aug-04           (28,080)
     ImClone Systems, Inc. (Strike Price Of $45.00)          Call          77               Aug-04          (310,310)
     ImClone Systems, Inc. (Strike price of $70.00)          Put           40               Aug-04            (5,000)
     ImClone Systems, Inc. (Strike price of $80.00)          Call         116               Aug-04          (104,400)
     ImClone Systems, Inc. (Strike price of $85.00)          Call         319               Aug-04          (194,590)
     Medtronic, Inc. (Strike price of $47.50)                Call         119               Aug-04           (26,775)
     MGI Pharma, Inc. (Strike price of $30.00)               Call          53               Aug-04            (4,505)
     MGI Pharma, Inc. (Strike price of $35.00)               Call          79               Aug-04            (1,185)
     Nektar Therapeutics (Strike price of $22.50)            Put           51               Aug-04           (17,850)
     Nektar Therapeutics (Strike price of $25.00)            Put           51               Aug-04           (27,540)
     NPS Pharmaceuticals, Inc. (Strike price of $25.00)      Call          73               Aug-04            (2,555)
     Onyx Pharmaceuticals, Inc. (Strike price of $45.00)     Call         158               Aug-04           (23,700)
     Onyx Pharmaceuticals, Inc. (Strike price of $50.00)     Call          26               Aug-04            (1,560)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED(UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED
WRITTEN OPTIONS OUTSTANDING AT JUNE 30, 2004, CONTINUED

                                                                                  NUMBER OF
PORTFOLIO                           DESCRIPTION                         TYPE      CONTRACTS      EXPIRATION DATE        VALUE
---------                           -----------                         ----      ----------     ---------------     -----------
HEALTH SCIENCES, CONTINUED
     Protein Design Labs (Strike price of $22.50)                       Call           67             Aug-04         ($   1,675)
     Protein Design Labs (Strike price of $22.50)                       Put            47             Aug-04            (18,330)
     Angiotech Pharmaceuticals, Inc. (Strike price of $25.00)           Put            84             Sep-04            (42,000)
     Anthem Inc. (Strike price of $100.00)                              Call           80             Sep-04             (4,800)
     Anthem, Inc. (Strike price of $90.00)                              Put            96             Sep-04            (42,240)
     Becton Dickinson & Co (Strike price of $55.00)                     Put            79             Sep-04            (30,020)
     Cardinal Health, Inc. (Strike price of $70.00)                     Call          113             Sep-04            (30,510)
     Fisher Scientific International, Inc. (Strike price of $55.00)     Put            78             Sep-04            (17,940)
     Genentech, Inc. (Strike price of $60.00)                           Call           40             Sep-04             (6,800)
     Pfizer, Inc. (Strike price of $37.50)                              Call           97             Sep-04             (2,425)
     UnitedHealth Group, Inc. (Strike price of $65.00)                  Put            32             Sep-04            (12,800)
     UnitedHealth Group, Inc. (Strike price of $70.00)                  Call           40             Sep-04             (1,200)
     Amgen, Inc. (Strike price of $60.00)                               Put            48             Oct-04            (27,840)
     Elan Corp. PLC (Strike price of $30.00)                            Call          160             Oct-04            (16,000)
     Lilly (Eli) & Co (Strike price of $80.00)                          Call          158             Oct-04             (8,690)
     Sepracor, Inc. (Strike price of $60.00)                            Call          121             Oct-04            (26,015)
     St. Jude Medical, Inc. (Strike price of $70.00)                    Put            39             Oct-04             (7,995)
     Taro Pharmaceutical Industries, Ltd. (Strike price of $50.00)      Call          109             Oct-04            (21,800)
     The Medicines Company (Strike price of $35.00)                     Put            32             Oct-04            (18,240)
     Wyeth (Strike price of $40.00)                                     Call          159             Oct-04             (7,155)
     Alexion Pharmaceuticals, Inc. (Strike price of $25.00)             Call          209             Nov-04            (17,765)
     Amerisourcebergen Corp. (Strike price of $65.00)                   Call           42             Nov-04             (5,670)
     Cephalon, Inc. (Strike price of $50.00)                            Put            30             Nov-04             (6,450)
     Gilead Sciences, Inc. (Strike price of $70.00)                     Call          156             Nov-04            (68,640)
     ImClone Systems, Inc. (Strike price of $70.00)                     Put            40             Nov-04            (14,000)
     ImClone Systems, Inc. (Strike price of $75.00)                     Put            16             Nov-04             (7,680)
     ImClone Systems, Inc. (Strike price of $90.00)                     Call          157             Nov-04           (119,320)
     ImClone Systems, Inc.. (Strike price of $65.00)                    Put            58             Nov-04            (12,470)
     ImClone Systems, Inc.. (Strike price of $75.00)                    Call          156             Nov-04           (238,680)
     Nektar Therapeutics (Strike price of $25.00)                       Put            60             Nov-04            (38,400)
     Neurocrine Biosciences, Inc. (Strike price of $60.00)              Call          157             Nov-04            (35,325)
     NPS Pharmaceuticals, Inc. (Strike price of $35.00)                 Call          161             Nov-04             (1,610)
     Waters Corp. (Strike price of $40.00)                              Put            42             Nov-04             (2,520)
     Omnicare, Inc. (Strike price of $45.00)                            Call           20             Dec-04             (4,000)
     Amgen, Inc. (Strike price of $60.00)                               Call          161             Jan-05            (29,785)
     Amgen, Inc. (Strike price of $60.00)                               Put            56             Jan-05            (36,400)
     Amylin Pharmaceuticals, Inc. (Strike price of $22.50)              Put            66             Jan-05            (20,460)
     Andrx Corp. Del (Strike price of $30.00)                           Put            92             Jan-05            (39,560)
     Anthem, Inc. (Strike price of $90.00)                              Put            80             Jan-05            (59,200)
     Biomet, Inc. (Strike price of $50.00)                              Put            34             Jan-05            (21,420)
     Boston Scientific Corp. (Strike price of $45.00)                   Put            81             Jan-05            (41,310)
     Caremark Rx, Inc. (Strike price of $40.00)                         Put            77             Jan-05            (56,210)
     Celgene (Strike price of $45.00)                                   Put            79             Jan-05            (17,380)
     Celgene Corp. (Strike price of $50.00)                             Put            55             Jan-05            (19,800)
     Cephalon, Inc. (Strike price of $70.00)                            Call          156             Jan-05             (8,580)
     Elan Corp. PLC (Strike price of $25.00)                            Put            62             Jan-05            (26,040)
     Forest Labs, Inc. (Strike price of $55.00)                         Put            48             Jan-05            (19,200)
     Forest Labs, Inc. (Strike price of $70.00)                         Call           82             Jan-05             (9,430)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED(UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED

WRITTEN OPTIONS OUTSTANDING AT JUNE 30, 2004, CONTINUED

                                                                               NUMBER OF
PORTFOLIO                         DESCRIPTION                         TYPE     CONTRACTS           EXPIRATION DATE       VALUE
---------                         -----------                        -----     ----------          ---------------    ------------
HEALTH SCIENCES, CONTINUED
     Genentech, Inc. (Strike price of $62.50)                         Put             96               Jan-05         ($   83,520)
     Guidant Corp. (Strike price of $55.00)                           Put             56               Jan-05             (25,760)
     Guidant Corp. (Strike price of $60.00)                           Put             40               Jan-05             (29,200)
     HCA, Inc. (Strike price of $40.00)                               Put             66               Jan-05             (14,520)
     ImClone Systems, Inc. (Strike price of $55.00)                   Put             46               Jan-05              (6,670)
     ImClone Systems, Inc. (Strike price of $60.00)                   Put             62               Jan-05             (13,330)
     ImClone Systems, Inc. (Strike price of $95.00)                   Call            40               Jan-05             (30,800)
     ImClone Systems, Inc.(Strike price of $100.00)                   Call           119               Jan-05             (71,400)
     Invitrogen Corp. (Strike price of $70.00)                        Put             69               Jan-05             (40,020)
     Medtronic, Inc. (Strike price of $50.00)                         Put             24               Jan-05              (8,400)
     Merck & Co (Strike price of $55.00)                              Put             47               Jan-05             (38,070)
     MGI Pharma, Inc. (Strike price of $32.50)                        Put            192               Jan-05            (130,560)
     MGI Pharma, Inc. (Strike price of $32.50)                        Call           242               Jan-05             (42,350)
     Onyx Pharmaceuticals, Inc. (Strike price of $60.00)              Call            80               Jan-05             (13,200)
     OSI Pharmaceuticals, Inc. (Strike price of $80.00)               Put             88               Jan-05            (139,920)
     OSI Pharmaceuticals, Inc.(Strike price of $90.00)                Call            58               Jan-05             (26,100)
     Pfizer, Inc. (Strike price of $37.50)                            Call           234               Jan-05             (17,550)
     Pfizer, Inc. (Strike price of $37.50)                            Put             96               Jan-05             (47,040)
     Sepracor Inc. (Strike price of $50.00)                           Put             86               Jan-05             (40,420)
     Sepracor, Inc. (Strike price of $55.00)                          Put            112               Jan-05             (79,520)
     Triad Hospitals, Inc. (Strike price of $40.00)                   Put             46               Jan-05             (22,540)
     Wyeth (Strike price of $35.00)                                   Put             31               Jan-05              (6,820)
     Wyeth (Strike price of $40.00)                                   Call           318               Jan-05             (33,390)
     Alkermes, Inc. (Strike price of $15.00)                          Put             41               Feb-05             (13,120)
     Neurocrine Biosciences, Inc. (Strike price of $65.00)            Call           118               Feb-05             (24,780)
     Elan Corp. PLC (Strike price of $25.00)                          Put             54               Jan-06             (31,320)
     Sepracor, Inc. (Strike price of $55.00)                          Put             39               Jan-06             (37,050)
                                                                                                                      -----------
                                                                                                                      ($3,222,235)
                                                                                                                      ===========

AGGRESSIVE GROWTH
     Urban Outfitters, Inc. (Strike price of $55.00)                  Call            28               Jul-04         ($   15,680)
     Urban Outfitters, Inc. (Strike price of $65.00)                  Call             7               Jul-04                (350)
     Taser International, Inc. (Strike price of $45.00)               Call            50               Jul-04             (14,250)
                                                                                                                      -----------
                                                                                                                      ($   30,280)
                                                                                                                      ===========
ALL CAP GROWTH
     Whole Foods Market, Inc. (Strike Price of $90.00)                Call           266               Aug-04         ($  172,900)
                                                                                                                      ===========
GLOBAL BOND
     U.S. Treasury Notes 10 Yr Futures (Strike price of $114.00)      Call            17               Aug-04         ($      797)
     U.S. Treasury Notes 10 Yr Futures (Strike price of $115.00)      Call            40               Aug-04              (1,250)
     U.S. Treasury Notes 10 Yr Futures (Strike price of $117.00)      Call            55               Aug-04                (859)
     Interest Rate Swap (Strike price of $3.80)                       Call     7,100,000               Oct-04              (1,235)
     Interest Rate Swap (Strike price of $6.00)                       Put      7,100,000               Oct-04              (3,813)
     Interest Rate Swap (Strike price of $3.00)                       Call     6,900,000               Aug-05            (192,441)
     Interest Rate Swap (Strike price of $3.00)                       Put      6,900,000               Aug-05            (192,441)
     Swap Option 3 Month LIBOR (Strike price of $5.75)                Call       700,000               Aug-05             (29,103)
     Swap Option 3 Month LIBOR (Strike price of $5.75)                Put        700,000               Aug-05             (29,103)
     Interest Rate Swap (Strike price of $6.00)                       Put      2,500,000               Sep-05             (33,517)
     Swap Option 3 Month Libor (Strike price of $4.00)                Call     2,500,000               Sep-05              (6,295)

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED(UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED
WRITTEN OPTIONS OUTSTANDING AT JUNE 30, 2004, CONTINUED

                                                                                    NUMBER OF           EXPIRATION
PORTFOLIO                            DESCRIPTION                      TYPE          CONTRACTS              DATE         VALUE
---------                            -----------                      ----          ---------           ----------   ------------
GLOBAL BOND, CONTINUED

     Interest Rate Swap  (Strike price of $4.375)                     Call           1,000,000             Dec-06   ($     4,836)
     OTC % U.S. Dollar Forward Delta/Neutral Straddle vs.
     Japanese Yen. Strike and premium determined on 12/18/2007, based upon implied volatility parameter of 18.500%.
     Counterparty: AIG International Inc.                          Call & Put          470,000             Dec-12         31,322
                                                                                                                    ------------
                                                                                                                    ($   464,369)
                                                                                                                    ============
TOTAL RETURN

     U.S. Treasury Notes 10 Yr Future (Strike price of $105.00)       Put                  161             Aug-04   ($    22,641)
     U.S. Treasury Notes 10 Yr Future (Strike price of $108.00)       Put                  106             Aug-04        (67,906)
     U.S. Treasury Notes 10 Yr Future (Strike price of $110.00)       Call                 161             Aug-04       (138,359)
     U.S. Treasury Notes 10 Yr Future (Strike price of $111.00)       Call                  65             Aug-04        (30,469)
     U.S. Treasury Notes 10 Yr Future (Strike price of $111.50)       Call                  36             Aug-04         (2,250)
     U.S. Treasury Notes 10 Yr Future (Strike price of $114.00)       Call                 122             Aug-04         (5,719)
     U.S. Treasury Notes 10 Yr Future (Strike price of $115.00)       Call                 226             Aug-04         (7,063)
     EURIBOR Futures (Strike price $97.50)                            Put                   58            Sept-04             77
     Interest Rate Swap (Strike price of $5.97)                       Call          13,200,000             Oct-04       (879,107)
     Interest Rate Swap (Strike price of $5.97)                       Put           13,200,000             Oct-04         (6,956)
     Interest Rate Swap (Strike price of $108.00)                     Call           5,300,000             Oct-04           (896)
     Swap Option 3 Month LIBOR (Strike price of $6.00)                Put            3,400,000             Oct-04         (2,577)
     Swap Option 3 Month LIBOR(Strike price of $6.00)                 Call           3,400,000             Oct-04       (227,684)
     EURIBOR Futures (Strike price $94.25)                            Put                  151             Dec-04              -
     EURIBOR Futures (Strike price $97.00)                            Put                   60             Dec-04          1,167
     EURIBOR Futures (Strike price $92.00)                            Put                  160             Dec-05              -
     Interest Rate Swap (Strike price of $6.00)                       Call          20,000,000             Jun-05     (1,078,900)
     Interest Rate Swap (Strike price of $6.70)                       Put           11,600,000             Jun-05        (38,582)
                                                                                                                    ------------
                                                                                                                    ($ 2,507,865)
                                                                                                                    ============
REAL RETURN

     Interest Rate Swap (Strike price of $6.50)                       Put            6,800,000             Oct-04   ($       551)
     Interest Rate Swap (Strike price of $3.80)                       Call           8,300,000             Oct-04         (1,444)
     Interest Rate Swap (Strike price of $4.00)                       Call           6,800,000             Oct-04         (3,849)
     Interest Rate Swap (Strike price of $6.00)                       Put            8,300,000             Oct-04         (4,457)
     Interest Rate Swap  (Strike price of $7.00)                      Put           15,100,000             Nov-04         (1,389)
     Interest Rate Swap (Strike price of $4.00)                       Call          15,100,000             Nov-04         (1,586)
                                                                                                                    ------------
                                                                                                                    ($    13,276)
                                                                                                                    ============

The following is a summary of open interest rate swap contracts outstanding in Global Bond, Total Return and Real Return Bond as of June 30, 2004:

                                                                                                                UNREALIZED
                                      TERMINATION EFFECTIVE                                                    APPRECIATION
NOTIONAL AMOUNT      COUNTER PARTY       DATE       DATE         PAYMENT         RECEIPT        FREQUENCY     (DEPRECIATION)
---------------      -------------    ----------- ---------      -------         -------        ---------     --------------
GLOBAL BOND
      5,400,000 USD Bank of America   12/15/2014  12/15/2004    Fixed 5.00%   3 Month LIBOR   semi-annually        $128,450
     15,100,000 USD Bank of America   12/15/2024  12/15/2004    Fixed 6.00%   3 Month LIBOR   semi-annually        (425,047)
        800,000 EUR Barclays Bank      3/15/2007   3/15/2005  6 Month LIBOR     Fixed 4.00%      annually            10,642
     22,000,000 EUR Barclays Bank      6/17/2008   6/17/2005  6 Month LIBOR     Fixed 4.00%      annually            96,428
      9,900,000 EUR Barclays Bank      6/16/2011   6/16/2004    Fixed 3.75%   6 Month LIBOR      annually           242,563
     17,400,000 EUR Barclays Bank      6/17/2010   6/17/2005  6 Month LIBOR     Fixed 4.00%      annually          (251,011)
     44,100,000 SEK Barclays Bank      6/17/2008   6/17/2005  3 Month LIBOR     Fixed 4.50%      annually           (13,731)
      3,100,000 USD Bear Stearns       7/30/2004   3/31/2004  1 Month LIBOR    Lehman CMBS++     monthly            (89,469)
     12,300,000 EUR Citibank           6/18/2012   6/17/2002    Fixed 5.00%   6 Month LIBOR      annually          (790,016)
      1,340,000 EUR Citibank          12/15/2014  12/15/2004    Fixed 4.00%   6 Month LIBOR      annually            75,983

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED
INTEREST RATE SWAP CONTRACTS OUTSTANDING AT JUNE 30, 2003,CONTINUED

                                              TERMINATION   EFFECTIVE
NOTIONAL AMOUNT          COUNTER PARTY           DATE         DATE           PAYMENT             RECEIPT
---------------------  -----------------      -----------  ----------- -------------------    -------------
GLOBAL BOND, CONTINUED
   310,000,000    JPY  Goldman Sachs            9/12/2011    3/21/2002          Fixed 1.30%   6 Month LIBOR
    43,000,000    HKD  Goldman Sachs             2/8/2006     2/8/2001         Fixed 5.753%   3 Month HIBOR
       500,000    GBP  Goldman Sachs            3/15/2016    3/15/2011        6 Month LIBOR    Fixed 5.50%
       200,000    EUR  Goldman Sachs            6/17/2012    6/17/2002          Fixed 5.00%   6 Month LIBOR
     4,800,000    EUR  Goldman Sachs            3/20/2018    3/20/2013        6 Month LIBOR    Fixed 5.00%
     3,600,000    GBP  Goldman Sachs            3/20/2018    3/20/2013          Fixed 5.00%   6 Month LIBOR
    58,600,000    HKD  Goldman Sachs           12/17/2008   12/17/2003         Fixed 4.235%   3 Month HIBOR
    11,300,000    USD  Goldman Sachs           12/15/2014   12/15/2004          Fixed 5.00%   3 Month LIBOR
    10,600,000    EUR  JP Morgan                3/15/2017    3/15/2012        6 Month LIBOR    Fixed 6.00%
    17,850,000    EUR  JP Morgan                3/15/2007    3/15/2005        6 Month LIBOR    Fixed 4.00%
    74,300,000    SEK  JP Morgan                6/17/2008    6/17/2005        3 Month LIBOR    Fixed 4.50%
    32,100,000    EUR  JP Morgan                3/20/2018    3/20/2013        6 Month LIBOR    Fixed 6.00%
    20,200,000    GBP  JP Morgan                3/20/2018    3/20/2013          Fixed 5.00%   6 Month LIBOR
    35,300,000    USD  JP Morgan               12/15/2009   12/15/2004          Fixed 4.00%   3 Month LIBOR
       800,000    USD  Lehman Brothers         12/15/2024   12/15/2004          Fixed 6.00%   3 Month LIBOR
     3,200,000    USD  Lehman Brothers         12/15/2009   12/15/2004          Fixed 4.00%   3 Month LIBOR
   325,000,000    JPY  Lehman Brothers         12/20/2013   12/20/2004          Fixed 2.00%   6 Month LIBOR
    44,300,000    SEK  Merrill Lynch            6/17/2008    6/17/2005          Fixed 5.00%    Fixed 4.50%
    47,700,000    EUR  Merrill Lynch            3/15/2007    3/15/2005        6 Month LIBOR    Fixed 4.00%
     6,200,000    GBP  Merrill Lynch            3/20/2018    3/20/2013          Fixed 5.00%   6 Month LIBOR
     2,000,000    EUR  Morgan Stanley            3/1/2031    9/17/2001        6 Month LIBOR    Fixed 6.00%
     1,470,000    GBP  Morgan Stanley           3/15/2016    3/15/2011        6 Month LIBOR    Fixed 5.50%
     3,900,000    EUR  Morgan Stanley          12/15/2031    6/17/2002        6 Month LIBOR    Fixed 5.50%
     4,100,000    GBP  Morgan Stanley           3/15/2017    3/15/2012          Fixed 5.00%   6 Month LIBOR
     1,700,000    USD  Morgan Stanley           6/16/2014    6/16/2004          Fixed 5.00%   3 Month LIBOR
     1,400,000    GBP  UBS Warburg              6/15/2017    6/15/2012          Fixed 5.00%   6 Month LIBOR
     9,800,000    USD  UBS Warburg              6/18/2010    6/18/2003          Fixed 5.00%   3 Month LIBOR
     8,200,000    GBP  UBS Warburg              3/20/2018    3/20/2013          Fixed 5.00%   6 Month LIBOR
     9,800,000    EUR  UBS Warburg              3/20/2018    3/20/2013        6 Month LIBOR    Fixed 6.00%
     1,100,000    EUR  UBS Warburg             12/15/2014   12/15/2004          Fixed 5.00%   6 Month LIBOR
     6,100,000    EUR  UBS Warburg             12/15/2014   12/15/2004          Fixed 4.00%   6 Month LIBOR
   330,000,000    JPY  UBS Warburg              3/20/2012    3/22/2004          Fixed 0.80%   6 Month LIBOR
    65,400,000    USD  UBS Warburg             12/15/2014   12/15/2004          Fixed 5.00%   3 Month LIBOR

TOTAL RETURN
    54,900,000    USD  Bank of America         12/15/2009   12/15/2004        3 Month LIBOR    Fixed 4.00%
     6,300,000    GBP  Barclays                 6/16/2011    6/16/2004        6 Month LIBOR    Fixed 5.00%
    15,600,000    USD  Barclays                12/15/2006   12/15/2004        3 Month LIBOR    Fixed 4.00%
     1,300,000    USD  Bear Stearns              7/1/2004   12/10/2003 1 Month LIBOR - 65BP    Lehman Index
    19,600,000    EUR  Citigroup                6/17/2008    6/17/2005        6 Month LIBOR    Fixed 4.00%
     5,300,000    EUR  Citigroup                6/17/2010    6/17/2005        6 Month LIBOR    Fixed 4.00%
     3,200,000    GBP  Goldman Sachs            3/15/2017    3/15/2012          Fixed 5.00%   6 Month LIBOR
     7,100,000    EUR  Goldman Sachs            3/15/2017    3/15/2012        6 Month LIBOR    Fixed 6.00%
     5,600,000    EUR  Goldman Sachs            6/17/2008    6/17/2005        6 Month LIBOR    Fixed 4.00%
     1,000,000    EUR  JP Morgan                3/15/2017    3/15/2012        6 Month LIBOR    Fixed 6.00%
     3,300,000    EUR  JP Morgan                3/15/2032    3/15/2017        6 Month LIBOR    Fixed 6.00%
       600,000    GBP  JP Morgan                3/15/2017    3/15/2012          Fixed 5.00%   6 Month LIBOR
     1,800,000    GBP  JP Morgan                3/15/2032    3/15/2017        6 Month LIBOR    Fixed 5.00%
    48,900,000    EUR  JP Morgan               12/21/2007   12/21/2005        6 Month LIBOR    Fixed 4.00%
    34,400,000    EUR  Merrill Lynch            3/15/2007    3/15/2005        6 Month LIBOR    Fixed 4.00%

                                                                                                             Unrealized
                                                                                                            APPRECIATION
NOTIONAL AMOUNT          COUNTER PARTY                                                  FREQUENCY          (DEPRECIATION)
---------------------  -----------------                                              -------------        ---------------
GLOBAL BOND, CONTINUED
   310,000,000    JPY  Goldman Sachs                                                  semi-annually           $   25,411
    43,000,000    HKD  Goldman Sachs                                                   quarterly                (310,155)
       500,000    GBP  Goldman Sachs                                                  semi-annually               (2,905)
       200,000    EUR  Goldman Sachs                                                  semi-annually              (12,846)
     4,800,000    EUR  Goldman Sachs                                                    annually                  70,569
     3,600,000    GBP  Goldman Sachs                                                  semi-annually               49,309
    58,600,000    HKD  Goldman Sachs                                                  semi-annually             (127,338)
    11,300,000    USD  Goldman Sachs                                                  semi-annually              268,793
    10,600,000    EUR  JP Morgan                                                      semi-annually              186,322
    17,850,000    EUR  JP Morgan                                                        annually                 237,453
    74,300,000    SEK  JP Morgan                                                        annually                 (22,973)
    32,100,000    EUR  JP Morgan                                                      semi-annually              471,931
    20,200,000    GBP  JP Morgan                                                      semi-annually              276,679
    35,300,000    USD  JP Morgan                                                      semi-annually              980,153
       800,000    USD  Lehman Brothers                                                semi-annually              (22,519)
     3,200,000    USD  Lehman Brothers                                                semi-annually               60,213
   325,000,000    JPY  Lehman Brothers                                                semi-annually              (31,085)
    44,300,000    SEK  Merrill Lynch                                                    annually                 (13,793)
    47,700,000    EUR  Merrill Lynch                                                  semi-annually              634,539
     6,200,000    GBP  Merrill Lynch                                                  semi-annually               84,921
     2,000,000    EUR  Morgan Stanley                                                 semi-annually             (369,883)
     1,470,000    GBP  Morgan Stanley                                                 semi-annually               (8,541)
     3,900,000    EUR  Morgan Stanley                                                 semi-annually             (366,959)
     4,100,000    GBP  Morgan Stanley                                                 semi-annually               74,190
     1,700,000    USD  Morgan Stanley                                                 semi-annually               40,438
     1,400,000    GBP  UBS Warburg                                                    semi-annually               25,333
     9,800,000    USD  UBS Warburg                                                    semi-annually             (264,042)
     8,200,000    GBP  UBS Warburg                                                    semi-annually              112,315
     9,800,000    EUR  UBS Warburg                                                      annually                 144,079
     1,100,000    EUR  UBS Warburg                                                      annually                 (44,002)
     6,100,000    EUR  UBS Warburg                                                      annually                 345,894
   330,000,000    JPY  UBS Warburg                                                    semi-annually              161,835
    65,400,000    USD  UBS Warburg                                                    semi-annually            1,555,666
                                                                                                            ------------
                                                                                                              $3,193,794
                                                                                                            ============
TOTAL RETURN
    54,900,000    USD  Bank of America                                                semi-annually          ($1,524,374)
     6,300,000    GBP  Barclays                                                       semi-annually             (300,913)
    15,600,000    USD  Barclays                                                       semi-annually               96,543
     1,300,000    USD  Bear Stearns                                                     annually                 (33,652)
    19,600,000    EUR  Citigroup                                                        annually                  78,393
     5,300,000    EUR  Citigroup                                                        annually                 (65,777)
     3,200,000    GBP  Goldman Sachs                                                  semi-annually               57,905
     7,100,000    EUR  Goldman Sachs                                                    annually                 124,801
     5,600,000    EUR  Goldman Sachs                                                    annually                  25,555
     1,000,000    EUR  JP Morgan                                                      semi-annually               17,578
     3,300,000    EUR  JP Morgan                                                        annually                  78,627
       600,000    GBP  JP Morgan                                                      semi-annually               10,857
     1,800,000    GBP  JP Morgan                                                        annually                 (40,148)
    48,900,000    EUR  JP Morgan                                                        annually                 134,749
    34,400,000    EUR  Merrill Lynch                                                    annually                 457,613

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

WRITTEN OPTIONS AND INTEREST RATE SWAPS, CONTINUED
INTEREST RATE SWAP CONTRACTS OUTSTANDING AT JUNE 30, 2003, CONTINUED

                                               TERMINATION   EFFECTIVE
NOTIONAL AMOUNT           COUNTER PARTY           DATE         DATE           PAYMENT             RECEIPT
---------------------  ------------------      -----------  ----------- -------------------    -------------
TOTAL RETURN, CONTINUED
     2,500,000    USD  Morgan Stanley           9/30/2004    3/31/2004 1 Month LIBOR - 65BP    Lehman Index
     6,200,000    GBP  UBS AG                   6/16/2011    6/16/2004        6 Month LIBOR    Fixed 5.00%
    38,400,000    USD  UBS AG                  12/15/2009   12/15/2004        3 Month LIBOR    Fixed 4.00%
     7,300,000    USD  UBS AG                  12/15/2006   12/15/2004        3 Month LIBOR    Fixed 4.00%
     1,200,000    GBP  UBS Warburg              3/15/2017    3/15/2012        6 Month LIBOR    Fixed 5.00%
     2,700,000    EUR  UBS Warburg              3/15/2032    3/15/2017        6 Month LIBOR    Fixed 6.00%
     1,700,000    GBP  UBS Warburg              3/15/2032    3/15/2017        6 Month LIBOR    Fixed 5.00%

Real Return
    21,800,000    USD  Bank of America         12/18/2033   12/18/2013           Fixed 6.0%   3 Month Libor
    11,400,000    USD  Bank of America         12/15/2014   12/15/2004        3 Month Libor     Fixed 5.0%
     7,600,000    EUR  Barclays Bank            6/17/2010    6/17/2005        6 Month Libor     Fixed 4.0%
    22,800,000    EUR  Barclays Bank            6/17/2015    6/17/2005        6 Month Libor     Fixed 5.0%
     4,900,000    USD  JP Morgan Chase         12/15/2014   12/15/2004        3 Month Libor     Fixed 5.0%
     5,300,000    USD  UBS AG                  12/18/2033   12/18/2013           Fixed 6.0%   3 Month Libor
     4,900,000    USD  UBS AG                  12/15/2014   12/15/2004        3 Month Libor     Fixed 5.0%


                                                                                  Unrealized
                                                                                 APPRECIATION
NOTIONAL AMOUNT          COUNTER PARTY                          FREQUENCY       (DEPRECIATION)
---------------------  -----------------                      -------------     ---------------
TOTAL RETURN, CONTINUED
     2,500,000    USD  Morgan Stanley                         semi-annually         ($75,399)
     6,200,000    GBP  UBS AG                                 semi-annually         (296,137)
    38,400,000    USD  UBS AG                                 semi-annually       (1,066,229)
     7,300,000    USD  UBS AG                                 semi-annually           45,177
     1,200,000    GBP  UBS Warburg                            semi-annually           21,714
     2,700,000    EUR  UBS Warburg                            semi-annually           64,331
     1,700,000    GBP  UBS Warburg                              annually             (37,917)
                                                                                ---------------
                                                                                 ($2,226,703)
                                                                                ===============
Real Return
    21,800,000    USD  Bank of America                        semi-annually         $618,324
    11,400,000    USD  Bank of America                        semi-annually          271,171
     7,600,000    EUR  Barclays Bank                             annual              (94,321)
    22,800,000    EUR  Barclays Bank                             annual              542,531
     4,900,000    USD  JP Morgan Chase                        semi-annually          116,556
     5,300,000    USD  UBS AG                                 semi-annually          150,638
     4,900,000    USD  UBS AG                                 semi-annually          116,556
                                                                                ---------------
                                                                                  $1,721,455
                                                                                ===============

++ Commercial Mortgage-Backed Securities

4. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the six months ended June 30, 2004:

                                                          PURCHASES                              SALES
                                                ---------------------------------    --------------------------------
                                                 U.S. GOVERNMENT  OTHER ISSUES         U.S GOVERNMENT  OTHER ISSUES
                                                 ---------------  -------------        --------------  ------------
PORTFOLIO
Science and Technology Trust                            -           $170,143,404            -            $200,371,379
Pacific Rim (formerly, Pacific Rim
  Emerging Markets)                                     -             27,433,049            -              19,396,534
Health Sciences Trust                                   -             68,138,863            -              33,924,402
Emerging Growth Trust                                   -            389,640,704            -             133,269,211
Aggressive Growth Trust                                 -            228,902,682            -             160,230,018
Emerging Small Company Trust                            -            170,682,892            -             161,050,786
Small Company Blend Trust                               -             52,750,894            -              47,912,386
Small Company Trust                                     -             44,276,092            -               9,558,286
Dynamic Growth Trust                                    -            114,917,912            -             128,505,950
Mid Cap Stock Trust                                     -            316,627,975            -             242,343,172
Natural Resources Trust                                 -            235,549,457            -              53,159,233
All Cap Growth Trust                                    -            201,345,661            -             238,313,156
Strategic Opportunities Trust                           -            336,884,882            -             389,844,225
Financial Services Trust                                -             12,642,568            -               8,172,273
International Stock Trust                               -            271,459,300            -             149,296,388
Overseas Trust                                          -            356,942,384            -             210,321,625
International Small Cap Trust                           -             91,377,368            -              29,458,331
International Value Trust                               -            255,051,634            -              55,129,638
Quantitative Mid Cap Trust                              -             95,779,318            -              86,394,177
Mid Cap Core Trust                                      -             25,658,337            -              21,467,543
Global (formerly, Global Equity)                        -            102,292,848            -              97,924,542
Strategic Growth Trust                                  -            152,113,127            -              98,014,772
Capital Appreciation Trust                              -             95,172,009            -              84,962,266
U.S. Global Leaders Growth Trust                        -              5,123,926            -                  12,990
Quantitative All Cap Trust                              -            415,370,746            -              92,424,909
Growth Trust                                            -            299,618,679            -             321,944,269

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                           PURCHASES                              SALES
                                                -------------------------------        ----------------------------
                                                 U.S. GOVERNMENT  OTHER ISSUES         U.S GOVERNMENT  OTHER ISSUES
                                                ---------------- --------------        --------------  ------------
PORTFOLIO
Large Cap Growth Trust                                       -   $  131,462,676                    -  $ 144,289,786
Blue Chip Growth Trust                                       -      288,503,306                    -    215,508,615
U.S. Large Cap Value Trust                                   -      434,647,308                    -    204,186,510
Core Equity Trust                                            -      278,951,314                    -              -
Capital Opportunities Trust                                  -       86,970,572                    -    107,299,642
Large Cap Value Trust                                        -      128,032,401                    -     33,040,866
Classic Value Trust                                          -        5,957,129                    -              -
Utilities Trust                                 $      153,528       34,530,606       $    1,375,902     28,390,776
Real Estate Securities Trust                                 -      456,696,059                    -    366,416,855
Small Cap Opportunities Trust                                -       83,526,754                    -     20,029,145
Small Company Value Trust                                    -      101,864,215                    -     24,611,781
Special Value Trust                                          -   $    8,867,283                    -  $   3,132,641
Mid Cap Value Trust                                          -      110,573,029                    -     44,920,635
Value Trust                                                  -      154,005,157                    -    135,414,152
All Cap Value Trust                                          -       79,496,173                    -     68,063,060
Equity Index Trust                                           -        4,306,642                    -      2,844,656
Fundamental Value Trust                                      -       98,962,599                    -     25,125,500
Growth & Income Trust                                        -      360,980,926                    -    495,720,572
Great Companies-America Trust                                -          233,779                    -        439,085
Quantitative Value Trust                                     -      239,511,413                    -     67,894,037
Equity-Income Trust                                          -      189,158,801                    -    186,283,966
Income and Value Trust                             116,453,020      319,396,908          128,240,704    181,984,979
Tactical Allocation Trust                           37,513,313       70,481,028           25,686,047     19,079,994
High Yield Trust                                             -      542,339,994                    -    343,916,770
Strategic Bond Trust                               194,380,639      217,182,878           97,146,080    176,019,400
Strategic Income Trust                                       -        9,059,347                    -        359,510
Global Bond Trust                                  128,365,880      536,658,034           37,083,530    343,161,843
Diversified Bond Trust                             192,780,883      112,627,393          181,889,291     81,526,218
Investment Quality Bond Trust                       27,662,653       34,793,609           30,243,310     40,290,092
Total Return Trust                                 224,754,802       91,661,468          322,507,478    628,156,849
Real Return Bond Trust                           2,746,473,345      159,936,895        2,617,377,416    210,501,730
U.S. Government Securities Trust                   282,977,816                -          266,208,166              -
Small Cap Index Trust                                        -       79,365,204                    -     42,706,636
Mid Cap Index Trust                                          -       41,375,864                    -     17,971,104
Total Stock Market Index Trust                               -       28,617,853                    -      6,155,552
500 Index Trust                                              -       95,591,134                    -     27,835,086
Lifestyle Aggressive 1000                                    -      381,724,246                    -    231,598,573
Lifestyle Growth 820                                         -    1,579,874,089                    -    857,432,777
Lifestyle Balanced 640                                       -    1,661,468,689                    -    957,587,239
Lifestyle Moderate 460                                       -      538,257,919                    -    363,743,266
Lifestyle Conservative 280                                   -      237,965,372                    -    160,533,535
American Growth                                              -      217,308,429                    -      1,892,412
American International                                       -      119,085,052                    -    137,277,581
American Blue Chip Income and Growth                         -       76,441,033                    -    109,195,587
American Growth-Income                                       -      178,309,238                    -      3,689,228
Small-Mid Cap Growth Trust                                   -        2,321,872                    -      2,252,647
Small-Mid Cap Trust                                          -       34,605,219                    -    185,528,781
International Equity Select Trust                            -       31,545,132                    -    140,949,851
Select Growth Trust                                          -        1,439,458                    -      1,230,089
csobal Equity Select Trust                                   -          427,235                    -        383,379
Core Value Trust                                             -        1,123,098                    -        936,141
High Grade Bond Trust                              341,733,328       11,870,949          472,592,233     49,363,464

*For the period May 3, 2004 (commencement of operations) to June 30, 2004.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

PURCHASES AND SALES OF SECURITIES, CONTINUED

At June 30, 2004, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                                   TAX BASIS NET
                                                                                     UNREALIZED     TAX BASIS       TAX BASIS
                                                                                    APPRECIATION    UNREALIZED     UNREALIZED
PORTFOLIO                                                        TAX BASIS COST    (DEPRECIATION)  APPRECIATION   DEPRECIATION
----------------------------------------------------             ---------------   --------------  ------------   ------------
Science & Technology                                             $  621,665,551    $  19,024,961   $ 86,872,929   $ 67,847,968
Pacific Rim (formerly, Pacific Rim Emerging Markets)                119,938,663        9,398,058     16,082,908      6,684,850
Health Sciences                                                     181,748,613       28,377,846     40,613,560     12,235,714
Emerging Growth                                                     320,657,416        2,783,246     13,610,072     10,826,826
Aggressive Growth                                                   437,388,439       49,181,120     61,787,944     12,606,824
Emerging Small Company                                              547,554,510       67,194,093     97,483,969     30,289,876
Small Company Blend                                                 247,880,470       15,342,242     32,844,164     17,501,922
Small Company                                                        44,483,910        2,016,182      2,432,594        416,412
Dynamic Growth                                                      182,695,399       26,335,450     28,953,219      2,617,769
Mid Cap Stock                                                       490,429,565       72,479,595     81,408,076      8,928,481
Natural Resources                                                   395,062,559       37,800,701     42,879,030      5,078,329
All Cap Growth                                                      532,033,706       79,106,743     93,141,389     14,034,646
Strategic Opportunities                                             569,368,096       58,525,207     72,645,794     14,120,587
Financial Services                                                   83,868,181       15,242,336     16,270,482      1,028,146
International Stock                                                 519,082,950       61,722,381     69,509,499      7,787,118
Overseas                                                            779,652,720       34,366,294     58,719,199     24,352,905
International Small Cap                                             369,403,875       93,514,294     95,832,437      2,318,143
International Value                                                 689,780,183       72,477,838     85,846,489     13,368,651
Quantitative Mid Cap                                                136,442,128       19,172,892     21,749,522      2,576,630
Mid Cap Core                                                         58,735,866        5,689,805      5,962,163        272,358
Global (formerly, Global Equity)                                    407,986,268       19,832,294     31,903,758     12,071,464
Strategic Growth                                                    337,067,697       14,861,351     27,254,974     12,393,623
Capital Appreciation                                                183,121,655       24,486,825     28,502,940      4,016,115
U.S. Global Leaders Growth                                            6,006,536           93,856        149,398         55,542
Quantitative All Cap                                                345,246,399        4,037,632     11,765,380      7,727,748
All Cap Core                                                        264,731,236       21,228,296     28,096,145      6,867,849
Large Cap Growth                                                    484,058,992       40,262,616     66,986,615     26,723,999
Blue Chip Growth                                                  1,509,077,523      174,179,612    266,422,729     92,243,117
U.S. Large Cap                                                      783,896,133      105,806,042    119,439,978     13,633,936
Core Equity                                                         284,158,813       13,156,235     16,109,040      2,952,805
Strategic Value                                                     128,695,437        9,315,682     12,290,912      2,975,230
Large Cap Value                                                     127,166,424        3,210,997      5,215,725      2,004,728
Classic Value                                                         7,865,210          151,262        195,084         43,822
Utilities                                                            60,542,892        4,292,263      5,801,640      1,509,377
Real Estate Securities                                              689,262,511       75,472,456     76,586,820      1,114,364
Small Cap Opportunities                                             168,885,566       17,237,426     18,802,791      1,565,365
Small Company Value                                                 649,285,557      150,368,785    162,092,724     11,723,939
Special Value                                                        26,046,441        3,914,540      4,159,615        245,075
Mid Cap Value                                                       487,103,657      103,505,907    112,835,001      9,329,094
Value                                                               291,166,698       43,443,161     46,527,712      3,084,551
All Cap Value                                                       286,075,702       43,283,382     47,189,602      3,906,220
Equity Index                                                         90,665,344       (6,414,806)    11,979,700     18,394,506
Fundamental Value                                                   569,718,740      112,230,453    117,839,092      5,608,639
Growth & Income                                                   1,463,858,083      119,065,086    201,765,780     82,700,694

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

PURCHASES AND SALES OF SECURITIES, CONTINUED

                                                                                    TAX BASIS NET
                                                                                      UNREALIZED    TAX BASIS       TAX BASIS
                                                                                     APPRECIATION   UNREALIZED     UNREALIZED
PORTFOLIO                                                        TAX BASIS COST     (DEPRECIATION) APPRECIATION   DEPRECIATION
----------------------------------------------------             --------------     -------------- -------------   ------------
Great Companies-America                                          $    2,471,692     $    239,669   $   259,028    $    19,359
Quantitative Value                                                  180,179,565        6,696,570      7,821,861      1,125,291
Equity-Income                                                     1,621,391,604      142,982,049    234,888,752     91,906,703
Income & Value                                                      768,951,411       79,312,204     92,558,784     13,246,580
Global Allocation                                                   149,963,888        7,424,626     10,355,867      2,931,241
High Yield                                                        1,277,658,577      (11,217,011)    37,614,144     48,831,155
Strategic Bond                                                    1,046,381,793       (2,570,297)    15,451,738     18,022,035
Strategic Income                                                     11,569,989           (3,199)        40,214         43,413
Global Bond                                                         707,895,851        1,360,415     12,347,376     10,986,961
Diversified Bond                                                    516,083,167       (1,465,893)     5,212,965      6,678,858
Investment Quality Bond                                             527,389,062       15,328,695     22,100,931      6,772,236
Total Return                                                      1,655,929,391        3,278,681      9,351,652      6,072,971
Real Return Bond                                                    853,589,210      (10,978,111)     4,031,886     15,009,997
U.S. Government Securities                                        1,101,457,787        1,967,962      6,868,163      4,900,201
Money Market                                                      2,550,141,397                -              -              -
Small Cap Index                                                     229,179,145       24,575,312     31,586,208      7,010,896
Mid Cap Index                                                       234,369,279       26,776,472     38,397,948     11,621,476
Total Stock Market Index                                            196,421,374        6,124,886     24,346,185     18,221,299
500 Index                                                         1,259,096,237      (49,041,675)   146,367,392    195,409,067
Lifestyle Aggressive 1000                                           602,641,791       53,758,343     66,405,127     12,646,784
Lifestyle Growth 820                                              2,459,395,294      186,459,451    223,276,648     36,817,197
Lifestyle Balanced 640                                            2,652,159,254      125,689,258    162,458,717     36,769,459
Lifestyle Moderate 460                                              894,059,617       18,395,796     36,882,338     18,486,542
Lifestyle Conservative 280                                          516,871,589          (97,009)    13,095,897     13,192,906
American Growth                                                     465,202,870       38,657,295     38,657,295              -
American International                                              165,108,848        4,757,785      4,757,785              -
American Blue Chip Income and Growth                                145,147,057        6,136,752      6,136,752              -
American Growth-Income                                              343,482,963       24,233,840     24,233,840              -
Small-Mid Cap Growth                                                  3,044,899          367,781        437,663         69,882
Small Mid-Cap                                                         2,610,154           53,281        164,975        111,694
International Equity Select                                           2,928,328           60,185         77,093         16,908
Select Growth                                                         3,130,038          187,230        298,743        111,513
Global Equity Select                                                  3,210,095          315,783        420,561        104,778
Core Value                                                            3,420,145          271,390        352,448         81,058
High Grade Bond                                                       7,464,412          (82,372)        30,580        112,952

5. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Advisory fees charged to each Portfolio were as follows:

                                                             BETWEEN            BETWEEN          BETWEEN
                                                FIRST      $50 MILLION       $200 MILLION      $500 MILLION
                                                 $50           AND               AND                AND           EXCESS OVER
PORTFOLIO                                      MILLION    $200 MILLION      $500 MILLION        $1 BILLION        $1 BILLION
----------------------------------             -------    ------------      -------------      ------------       -----------
Science & Technology                            0.950%       0.950%            0.950%             0.900%            0.900%
Pacific Rim (formerly, Pacific Rim
Emerging Markets)                               0.700%       0.700%            0.700%             0.600%            0.600%
Health Sciences                                 0.950%       0.950%            0.950%             0.900%            0.900%
Emerging Growth                                 0.700%       0.700%            0.700%             0.700%            0.700%
Aggressive Growth                               0.850%       0.850%            0.850%             0.800%            0.800%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                                             BETWEEN            BETWEEN          BETWEEN
                                                FIRST      $50 MILLION       $200 MILLION      $500 MILLION
                                                 $50           AND               AND                AND           EXCESS OVER
PORTFOLIO                                      MILLION    $200 MILLION      $500 MILLION        $1 BILLION        $1 BILLION
----------------------------------             -------    ------------      -------------      ------------       -----------
Emerging Small Company                          0.900%       0.900%             0.900%             0.870%            0.850%
Small Company Blend                             0.900%       0.900%             0.900%             0.900%            0.900%
Dynamic Growth                                  0.850%       0.850%             0.850%             0.800%            0.800%
Mid Cap Stock                                   0.775%       0.775%             0.750%             0.725%            0.725%
Natural Resources                               0.950%       0.900%             0.900%             0.900%            0.900%
All Cap Growth                                  0.800%       0.800%             0.800%             0.750%            0.750%
Strategic Opportunities                         0.700%       0.700%             0.700%             0.700%            0.700%
International Stock                             0.850%       0.850%             0.850%             0.800%            0.800%
Overseas                                        0.800%       0.800%             0.800%             0.800%            0.800%
International Small Cap                         0.950%       0.950%             0.850%             0.750%            0.750%
International Value                             0.850%       0.850%             0.750%             0.700%            0.700%
Quantitative Mid Cap                            0.650%       0.650%             0.550%             0.550%            0.550%
Quantitative All Cap                            0.650%       0.600%             0.600%             0.600%            0.600%
All Cap Core                                    0.700%       0.700%             0.700%             0.650%            0.650%
Blue Chip Growth                                0.725%       0.725%             0.725%             0.725%            0.700%
U.S. Large Cap                                  0.725%       0.725%             0.725%             0.725%            0.700%
Real Estate Securities                          0.600%       0.600%             0.600%             0.600%            0.600%
Small Cap Opportunities                         0.900%       0.900%             0.900%             0.850%            0.850%
Small Company Value                             0.900%       0.900%             0.900%             0.900%            0.900%
Special Value                                   0.900%       0.900%             0.900%             0.850%            0.850%
Mid Cap Value                                   0.800%       0.800%             0.750%             0.725%            0.725%
Value                                           0.650%       0.650%             0.625%             0.550%            0.550%
Equity Index                                    0.250%       0.250%             0.250%             0.250%            0.250%
Growth & Income                                 0.600%       0.600%             0.600%             0.550%            0.500%
Great Companies - America                       0.750%       0.750%             0.750%             0.700%            0.700%
Equity-Income                                   0.725%       0.725%             0.725%             0.725%            0.700%
Income & Value                                  0.650%       0.650%             0.650%             0.650%            0.650%
Global Allocation                               0.750%       0.750%             0.750%             0.700%            0.700%
High Yield                                      0.625%       0.625%             0.625%             0.550%            0.550%
Strategic Bond                                  0.625%       0.625%             0.625%             0.550%            0.550%
Global Bond                                     0.600%       0.600%             0.600%             0.600%            0.600%
Diversified Bond                                0.600%       0.600%             0.600%             0.600%            0.600%
Investment Quality Bond                         0.500%       0.500%             0.500%             0.450%            0.450%
Total Return                                    0.600%       0.600%             0.600%             0.600%            0.600%
Real Return Bond                                0.600%       0.600%             0.600%             0.600%            0.600%
U.S. Government Securities                      0.550%       0.550%             0.550%             0.450%            0.450%
Money Market                                    0.350%       0.350%             0.350%             0.350%            0.350%
Small Cap Index                                 0.375%       0.375%             0.375%             0.375%            0.375%
Mid Cap Index                                   0.375%       0.375%             0.375%             0.375%            0.375%
Total Stock Market                              0.375%       0.375%             0.375%             0.375%            0.375%
500 Index                                       0.375%       0.375%             0.375%             0.375%            0.375%
Small-Mid Cap                                   0.950%       0.950%             0.950%             0.950%            0.950%
International Equity Select                     0.900%       0.900%             0.850%             0.800%            0.800%
Global Equity Select                            0.900%       0.900%             0.850%             0.800%            0.800%
Financial Services                              0.800%       0.750%             0.750%             0.700%            0.700%
Fundamental Value                               0.800%       0.750%             0.750%             0.700%            0.700%
All Cap Value                                   0.750%       0.750%             0.700%             0.650%            0.650%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                                          BETWEEN        BETWEEN            BETWEEN
                                              FIRST    $100 MILLION    $200 MILLION       $500 MILLION
                                              $100         AND             AND                AND           EXCESS OVER
PORTFOLIO                                    MILLION   $200 MILLION    $500 MILLION        $1 BILLION       $1 BILLION
-----------------------------               ---------  -------------   ------------       ------------      -----------
Small-Mid Cap Growth                         0.800%       0.750%          0.750%             0.750%            0.750%
Select Growth                                0.800%       0.750%          0.750%             0.750%            0.750%
Core Value                                   0.800%       0.750%          0.750%             0.750%            0.750%
Lifestyle Aggressive 1000                    0.075%       0.050%          0.050%             0.050%            0.050%
Lifestyle Growth 820                         0.075%       0.050%          0.050%             0.050%            0.050%
Lifestyle Balanced 640                       0.075%       0.050%          0.050%             0.050%            0.050%
Lifestyle Moderate 460                       0.075%       0.050%          0.050%             0.050%            0.050%
Lifestyle Conservative 280                   0.075%       0.050%          0.050%             0.050%            0.050%

                                                          BETWEEN        BETWEEN
                                              FIRST     $50 MILLION    $100 MILLION
                                              $50           AND            AND             EXCESS OVER
PORTFOLIO                                    MILLION   $100 MILLION    $250 MILLION       $250 BILLION
-----------------------------               ---------  -------------   ------------       ------------
High Grade Bond                              0.600%       0.550%          0.500%             0.450%

                                              FIRST
                                              $300      EXCESS OVER
PORTFOLIO                                    MILLION    $300 MILLION
-----------------------------               ---------  -------------
Capital Appreciation                          0.750%      0.700%

                                              FIRST     EXCESS OVER
PORTFOLIO                                   $1 BILLION  $1 BILLION
-----------------------------               ---------  -------------
Global (formerly, Global Equity)              0.750%       0.700%

                                              FIRST
                                              $750      EXCESS OVER
PORTFOLIO                                    MILLION    $750 MILLION
-----------------------------               ---------  -------------
Large Cap Growth                              0.750%      0.700%

                                                          BETWEEN        BETWEEN            BETWEEN
                                              FIRST    $300 MILLION    $600 MILLION       $900 MILLION
                                              $300         AND             AND                 AND          EXCESS OVER
PORTFOLIO                                    MILLION   $600 MILLION    $900 MILLION       $1.5 BILLION      $1.5 BILLION
-----------------------------               ---------  -------------   ------------       ------------      ------------
Strategic Growth                              0.750%      0.725%          0.700%             0.675%            0.600%
Strategic Value                               0.750%      0.725%          0.700%             0.675%            0.600%
Utilities                                     0.750%      0.725%          0.700%             0.675%            0.600%

                                                          BETWEEN        BETWEEN            BETWEEN
                                              FIRST     $10 MILLION    $50 MILLION        $200 MILLION
                                               $10          AND            AND                 AND          EXCESS OVER
PORTFOLIO                                    MILLION    $50 MILLION    $200 MILLION       $500 MILLION      $500 MILLION
-----------------------------               ---------  -------------   ------------       ------------      ------------
Mid Cap Core                                  0.850%      0.800%          0.775%             0.750%            0.725%

                                                           BETWEEN        BETWEEN
                                              FIRST     $100 MILLION    $300 MILLION
                                              $100          AND             AND           EXCESS OVER
PORTFOLIO                                    MILLION    $300 MILLION    $500 MILLION       $500 MILLION
-----------------------------               ---------  -------------   ------------       ------------
Large Cap Value                               0.750%      0.750%          0.725%             0.700%

                                                           BETWEEN
                                              FIRST     $500 MILLION
                                              $500          AND        EXCESS OVER
PORTFOLIO                                    MILLION    $100 MILLION   $1   BILLION
-----------------------------               ---------  -------------   ------------
U.S. Global Leaders Growth                    0.613%      0.575%          0.575%
Classic Value                                 0.775%      0.733%          0.700%
Quantitative Value                            0.600%      0.550%          0.500%
Strategic Income                              0.625%      0.550%          0.550%

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                                              FIRST
                                              $125      EXCESS OVER
PORTFOLIO                                    MILLION    $125 MILLION
-----------------------------               ---------  -------------
Small Company                                 0.950%      0.900%

                                              FIRST
                                              $350      EXCESS OVER
PORTFOLIO                                    MILLION    $350 MILLION
-----------------------------               ---------  -------------
Core Equity                                   0.750%      0.650%

In the case of the American Growth, American International, American Growth-Income and American Blue Chip Income and Growth, no advisory fees are charged. In the case of the Lifestyle Trusts and American Growth, American International, American Growth-Income and American Blue Chip Income and Growth, because the underlying portfolios have varied expense levels and the Lifestyle Trusts and American Growth, American International, American Growth-Income and American Blue Chip Income and Growth Trusts may own different proportions of the underlying portfolios at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.050% of the average annual net assets of 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.10% of the average daily net assets of Small-Mid Cap Growth, Small-Mid Cap, Select Growth, Core Value, and High Grade Bond, 0.15% of the average daily net assets of Equity Index, International Equity Select, and Global Equity Select. 0.50% of the average daily net assets of Science & Technology, Health Sciences, Emerging Growth, Aggressive Growth, Emerging Small Company, Small Company Blend, Small Company, Dynamic Growth, Mid Cap Stock, Natural Resources, All Cap Growth, Strategic Opportunities, Financial Services, Quantitative Mid Cap, Mid Cap Core, Strategic Growth, Capital Appreciation, U.S. Leaders Growth, Quantitative All Cap, All Cap Core, Large Cap Growth, Blue Chip Growth, U.S. Large Cap, Core Equity, Strategic Value, Large Cap Value, Classic Value, Utilities, Real Estate Securities, Small Cap Opportunities, Small Company Value, Special Value, Mid Cap Value, Value, All Cap Value, Fundamental Value, Growth & Income, Great Companies-America, Quantitative Value, Equity Income, Income & Value, Global Allocation, High Yield, Strategic Bond, Strategic Income, Diversified Bond, Investment Quality Bond, Total Return, Real Return Bond, U.S. Government Securities, Money Market, and 0.75% of the average daily net assets of Pacific Rim, International Stock, Overseas, International Small Cap, International Value, Global and Global Bond.

In the case of the Lifestyle Trusts if total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that the total expenses of the Lifestyle Trust, equal 0.075%. If the total expenses of a Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust include the advisory fee but exclude the expenses of the Underlying Portfolios, taxes, portfolio brokerage, interest, litigation, Rule 12b-1 fees and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business). In the case of the Series III shares, the Adviser voluntarily agreed to reimburse 100% of the class specific Blue Sky and Transfer Agent fees.

In addition, the Adviser voluntarily agreed to waive a portion of its advisory fee for Science & Technology, Health Sciences, International Value, Global, Blue Chip Growth, and Equity-Income. Advisory fees waived for the six months period ended June 30, 2004, were $87,389, $26,817, $216,208, $95,151, $224,213,
$239,199, for Science & Technology, Health Sciences, International Value, Global, Blue Chip Growth, and Equity-Income, respectively.

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice to the Trust. Effective June 15, 2004, the adviser terminated the voluntary expense reimbursement for Great Companies-America. Effective July 1, 2004, the adviser terminated the voluntary expense reimbursements for Small-Mid Cap Growth, Small-Mid Cap, Select Growth, Core Value and Global Equity Select.

FUND ADMINISTRATION FEES. The Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the six months period ended June 30, 2004 was $1,729,322, of which $347,513 remains payable to the Adviser at June 30, 2004.

6. DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees have approved Distribution Plans (the "Plans") for Series I, Series II and Series III. Series I shares of each portfolio (except Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to a Rule 12b-1 fee of up to 0.15% of Series I shares' average daily net assets. American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth are subject to a 12b-1 fee of up to 0.35% of Series I shares' average daily net assets. Series II shares of each portfolio (except Equity Index, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth are subject to a Rule 12b-1 fee of up to 0.35% of Series II shares' average daily net assets. Series II shares of American Growth, American International, American Growth-Income, American Blue Chip Income and Growth are subject to a Rule 12b-1 fee of up to 0.50% of Series II shares' average daily net assets. Series III shares of each portfolio (except Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280) are subject to rule 12b-1 fee of up to .50% basis points of Series III shares' average daily net assets. Series III shares of Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 are subject to Rule 12b-1 fee of up to .15% of Series III shares' average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, MFS, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

7. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $67,000. Total expense incurred for the six months period ended June 30, 2004 was $229,566 of which $85,612 remains payable at June 30, 2004.

8. COMMITMENTS. At June 30, 2004, Utilities, Income & Value, Global Allocation, Strategic Bond, Strategic Income, Global Bond, Diversified Bond, Total Return, and Real Return Bond had entered into forward foreign currency contracts which contractually obligate the Portfolio to deliver currencies at future dates. Open purchases and sales contracts at June 30, 2004 were as follows:

 MANUFACTURERS INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

COMMITMENTS, CONTINUED

                                                                                                                     NET UNREALIZED
                                                                                 SETTLEMENT                           APPRECIATION/
                                        CONTRACTS TO DELIVER   IN EXCHANGE FOR      DATE             VALUE           (DEPRECIATION)
                                        --------------------   ---------------   ----------       ------------      ---------------
UTILITIES
                     SALES
                     Euro                      2,437,993        $  2,948,783       8/4/2004       $  2,949,712       ($       929)
                     Euro                      1,676,373           2,025,897      8/16/2004          2,027,888             (1,991)
                     British Pound               670,448           1,208,818      8/17/2004          1,210,379             (1,561)
                                                                ------------                      ------------        -----------
                                                                $  6,183,498                      $  6,187,979       ($     4,481)
                                                                                                                      ===========
INCOME & VALUE
                     PURCHASES

                     Euro                   $    179,819             150,000      7/29/2004       $    182,604       $      2,785
                     Japanese Yen                163,251          18,000,000       8/9/2004            164,885              1,634
                     Japanese Yen                177,008          19,000,000      9/14/2004            174,345             (2,663)
                                            ------------                                          ------------       ------------
                                            $    520,078                                          $    521,834       $      1,756
                     SALES

                     Euro                        260,000        $    308,932      7/29/2004       $    316,513      ($      7,581)
                     Euro                        130,000             157,551      9/14/2004            158,164               (613)
                     Euro                         60,000              72,642      10/1/2004             72,988               (346)
                                                                ------------                      ------------       ------------
                                                                $    539,125                      $    474,677      ($      8,540)
                                                                                                                     ------------
                                                                                                                    ($      6,784)
                                                                                                                     ============

GLOBAL ALLOCATION

                     CROSS CURRENCY                                                                                  NET UNREALIZED
                                                               RECEIVABLE     IN EXCHANGE   SETTLEMENT                APPRECIATION/
                     PAYABLE CURRENCY           VALUE           CURRENCY          FOR          DATE        VALUE     (DEPRECIATION)
                     ----------------        ---------         -----------    -----------   ----------   ----------  ---------------
                     Euro                    3,600,000         Swiss Franc    $ 5,802,871   12/17/2004   $5,782,121      $20,750

                                                                                                                     NET UNREALIZED
                                                                                 SETTLEMENT                           APPRECIATION/
                     PURCHASES          CONTRACTS TO DELIVER   IN EXCHANGE FOR     DATE               VALUE           (DEPRECIATION)
                                        --------------------   ---------------  -----------       ------------       --------------
                     Swiss Franc            $  2,175,752             2,700,000   12/17/2004       $  2,168,561        ($     7,191)
                     Euro                        685,431               570,000   12/17/2004            693,327               7,896
                     Japanese Yen              5,164,289           560,000,000   12/17/2004          5,167,885               3,596
                     Singapore Dollar          3,148,452             5,370,000   12/17/2004          3,134,790             (13,662)
                                            ------------                                          ------------          ----------
                                            $ 11,173,924                                          $ 11,164,563        ($     9,361)
                     SALES
                     British Pound             4,900,000       $     8,796,970   12/17/2004       $  8,756,836         $    40,134
                                                               ---------------                    ------------         -----------
                                                                                                                       $    51,522
                                                                                                                       ===========

STRATEGIC BOND
                     SALES
                     Euro                     61,288,893       $    72,995,072    8/25/2004       $ 74,582,003        ($ 1,586,931)
                                                               ---------------                    ------------         ===========
STRATEGIC INCOME
                     PURCHASES
                     Euro                   $  1,597,921             1,300,000     7/8/2004       $  1,583,272        ($    14,649)
                                            ------------                                          ------------         -----------
                     SALES
                     Euro                      1,300,000       $     1,578,499     7/8/2004       $  1,583,272        ($     4,773)
                                                               ---------------                    ------------         -----------
                                                                                                                      ($    19,422)
                                                                                                                       ===========

GLOBAL BOND
                     PURCHASES
                     Euro Currency          $ 27,594,642            22,528,000    7/20/2004       $ 27,429,839        ($   164,803)
                     Japanese Yen            177,537,183        19,460,099,000    7/21/2004        178,122,406             585,223

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

COMMITMENTS, CONTINUED

                                                                                                            NET UNREALIZED
                                             CONTRACTS TO                     SETTLEMENT                     APPRECIATION/
                                               DELIVER      IN EXCHANGE FOR      DATE           VALUE       (DEPRECIATION)
                                            -------------   ---------------  -------------   -------------  --------------
GLOBAL BOND CONTINUED
                     PURCHASES
                     Brazilian Real         $     200,126         605,880        7/26/2004   $     196,523  ($       3,603)
                     Hong Kong Dollar             107,094         833,289        7/26/2004         106,928            (166)
                     South Korean Won             104,295     121,905,000        7/26/2004         105,283             988
                     Singapore Dollar             107,591         182,340        7/26/2004         105,975          (1,616)
                     Canadian Dollar              272,290         367,000        7/28/2004         273,607           1,317
                     Chilean Peso                  44,000      27,423,000         8/6/2004          43,071            (929)
                     Mexican Peso                  97,825       1,154,527        8/13/2004          99,366           1,541
                     Brazilian Real                89,927         297,300        8/24/2004          94,378           4,451
                     Hong Kong Dollar             100,013         777,700        8/24/2004          99,885            (128)
                     South Korean Won              97,623     116,450,000        8/24/2004         100,366           2,743
                     Peruvian Nouveau Sol         116,922         409,519        8/24/2004         117,933           1,011
                     Singapore Dollar              98,615         169,065        8/24/2004          98,318            (297)
                     New Taiwan Dollar             98,789       3,311,900        8/24/2004          98,653            (136)
                     South African Rand           108,695         745,742        8/24/2004         118,633           9,938
                     Mexican Peso                 140,026       1,630,671        8/27/2004         140,003             (23)
                     Danish Krone               6,108,903      37,095,000         9/9/2004       6,071,438         (37,465)
                     Swedish Krona              1,542,375      11,520,000         9/9/2004       1,528,842         (13,533)
                     Hong Kong Dollar             421,957       3,282,696        9/20/2004         421,916             (41)
                     South Korean Won             298,893     350,063,000        9/20/2004         301,186           2,293
                                            -------------                                    -------------   -------------
                                            $ 215,287,784                                    $ 215,674,549   $     386,765
                     SALES

                     Australian Dollar          3,373,000   $   2,367,846        7/15/2004   $   2,340,348   $      27,498
                     Japanese Yen             347,392,000       3,203,172        7/21/2004       3,179,753          23,419
                     British Pound              6,194,000      11,236,610        7/28/2004      11,200,709          35,901
                     South African Rand           449,000          71,342        8/24/2004          71,426             (84)
                                                            -------------                    -------------   -------------
                                                            $  16,878,970                    $  16,792,236   $      86,734
                                                                                                             -------------
                                                                                                             $     473,499
                                                                                                             =============

DIVERSIFIED BOND
                     PURCHASES
                     Euro                   $     624,342         520,000        7/29/2004   $     633,026   $       8,684
                     Japanese Yen                 272,084      30,000,000         8/9/2004         274,809           2,725
                     Japanese Yen                 354,015      38,000,000        9/14/2004         348,691          (5,324)
                                            -------------                                    -------------   -------------
                                            $   1,250,441                                    $   1,256,526   $       6,085
                     SALES
                     Euro                         570,000   $     677,274        7/29/2004   $     693,895  ($      16,621)
                     Japanese Yen               7,000,000          61,404         8/9/2004          64,122          (2,718)
                     Euro                         300,000         363,579        9/14/2004         364,996          (1,417)
                     Euro                          50,000          60,535        10/1/2004          60,824            (289)
                                                            -------------                    -------------   -------------
                                                            $   1,162,792                    $   1,183,837  ($      21,045)
                                                                                                             -------------
                                                                                                            ($      14,960)
                                                                                                             =============

TOTAL RETURN
                     PURCHASES
                     Brazilian Real         $     123,607         374,220        7/26/2004   $     120,911  ($       2,696)
                     Brazilian Real               237,588         785,467        8/24/2004         248,400          10,812
                     Brazilian Real               276,497         900,000        9/17/2004         281,992           5,495
                     Chilean Peso                  63,000      39,264,750         8/6/2004          61,615          (1,385)
                     Chilean Peso                 276,430     176,639,000        8/18/2004         277,167             737
                     Chilean Peso                 280,998     181,806,000        9/17/2004         285,232           4,234

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS - CONTINUED (UNAUDITED)

COMMITMENTS, CONTINUED

                                                                                                            NET UNREALIZED
                                            CONTRACTS TO                        SETTLEMENT                   APPRECIATION/
                                               DELIVER      IN EXCHANGE FOR        DATE          VALUE      (DEPRECIATION)
                                            -------------   ---------------  -------------   -------------  --------------
TOTAL RETURN, CONTINUED
                     PURCHASES
                     Hong Kong Dollar         $   260,229         2,024,815      7/26/2004   $     259,825   ($        404)
                     Hong Kong Dollar             264,234         2,054,683      8/24/2004         263,896            (338)
                     Hong Kong Dollar             299,765         2,332,080      9/20/2004         299,736             (29)
                     Indian Rupee                 446,355        20,258,560      9/21/2004         438,432          (7,923)
                     Japanese Yen              16,283,384     1,785,434,000      7/21/2004      16,342,455          59,071
                     South Korean Won             258,254       301,860,000      7/26/2004         260,700           2,446
                     South Korean Won             257,921       307,660,900      8/24/2004         265,168           7,247
                     South Korean Won             302,254       354,000,000      9/20/2004         304,573           2,319
                     Mexican Peso                 240,044         2,795,436      8/27/2004         240,005             (39)
                     Mexican Peso                 292,032         3,363,300      9/21/2004         287,478          (4,554)
                     Peruvian Nouveau Sol         258,318           904,759      8/24/2004         260,326           2,008
                     Peruvian Nouveau Sol         298,883         1,043,700      9/20/2004         300,047           1,164
                     Singapore Dollar             259,015           438,966      7/26/2004         255,126          (3,889)
                     Singapore Dollar             260,540           466,670      8/24/2004         259,756            (784)
                     Singapore Dollar             297,713           511,425      9/20/2004         297,632             (81)
                     New Taiwan Dollar            261,000         8,750,040      8/24/2004         260,642            (358)
                     New Taiwan Dollar            296,739         9,963,000      9/20/2004         297,045             306
                     South African Rand           255,285         1,751,487      8/24/2004         278,625          23,340
                     South African Rand           314,730         2,057,550      9/21/2004         325,630          10,900
                                              -----------                                    -------------   -------------
                                              $22,664,815                                    $  22,772,414   $     107,599
                     SALES
                     Euro                       8,617,000   $    10,602,986      7/20/2004   $  10,491,962   $     111,024
                     South African Rand         1,054,000           167,472      8/24/2004         167,670            (198)
                     South African Rand         1,202,000           190,034      9/21/2004         190,230            (196)
                                                            ---------------                  -------------   -------------
                                                            $    10,960,492                  $  10,849,862   $     110,630
                                                                                                             -------------
                                                                                                             $     218,229
                                                                                                             =============

                     REAL RETURN BOND
                     SALES
                     Euro                          26,599   $     2,133,000      7/20/2004   $   2,597,152   $      27,447
                                                            ---------------                  -------------   =============

9. FOREIGN SECURITIES. Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in securities of domestic companies and the United States Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of the United States.

10. LINE OF CREDIT. All Portfolios with the exception of US Government Securities, Money Market, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, American Growth, American International, American Growth-Income, and American Blue Chip Income and Growth have entered into an agreement which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the six months period ended June 30, 2004, there were no borrowings on the line of credit.

11. GUARANTEES AND IMDEMNIFICATIONS. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

 MANUFACTURERS INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TRUSTEES AND OFFICERS INFORMATION. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (Currently, there are 79 portfolios).

                             DISINTERESTED TRUSTEES

                                 POSITION WITH                            PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE              THE TRUST                             DURING PAST FIVE YEARS
---------------------        ----------------------      ------------------------------------------------------
Don B. Allen                        Trustee              Senior Lecturer, William E. Simon Graduate School
73 Tremont Street                                        of Business Administration, University of Rochester
Boston, MA  02108                 (since 1985)           (Retired 2000).
Age: 75

Charles L. Bardelis                 Trustee              President and Executive Officer, Island Commuter
73 Tremont Street                                        Corp. (Marine Transport).
Boston, MA  02108                 (since 1988)
Age: 63

Samuel Hoar                         Trustee              Senior Mediator, Arbitrator, Regional Manager,
73 Tremont Street                                        JAMS, LLC, August 1999 to date; Senior Mediator,
Boston, MA  02108                 (since 1989)           Arbitrator, Regional Director of Professional
Age: 76                                                  Services, J.A.M.S./Endispute, Inc.,       June 1994
                                                         to August 1999.

F. David Rolwing                    Trustee              Former Chairman, President and CEO, Montgomery  Mutual
Tremont Street Mutual                                    Insurance Company, 1991 to 1999. (Retired 1999)
Boston, MA  02108                (since 1997*)
Age: 69

* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.

          TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST

                                 POSITION WITH                            PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE              THE TRUST                             DURING PAST FIVE YEARS
---------------------        ----------------------      ------------------------------------------------------
John D. Richardson #            Chairman of the          Retired; Former Senior Executive Vice President,
200 Bloor Street East          Board of Trustees         Office of the President, Manulife Financial,
Toronto, Ontario, Canada                                 February 2000 to March 2002 (Retired, March 2002);
M4W 1E5                          (since 1997**)          Executive Vice President and General Manager, U.S.
Age: 66                                                  Operations, Manulife Financial, January 1995 to
                                                         January 2000. Director of BNS Split Corp, a
                                                         publicly traded company on the Toronto Stock
                                                         Exchange.

John D. DesPrez III #               Trustee              Chairman and President, The Manufacturers Life
73 Tremont Street                                        Insurance Company (U.S.A.), Executive Vice
Boston, MA  02108                 (since 2000)           President, U.S. Operations, Manulife Financial
Age: 48

James D. Gallagher                 President             Executive Vice President, The Manufacturers Life
73 Tremont Street                                        Insurance Company (U.S.A.), January 1996 to
Boston, MA  02108                (since 2001)            present; President, The Manufacturers Life
Age: 49                                                  Insurance Company of New York, August 1999 to
                                                         present; Vice President, Secretary and General
                                                         Counsel, The Manufacturers Life Insurance Company
                                                         of North America, June 1994 to date.

Gordon M. Shone                   Vice President         Senior Vice President, The Manufacturers Life
73 Tremont Street                  and Chief             Insurance Company (U.S.A.), January 2001 to
Boston, MA  02108              Financial Officer         present.  Vice President, The Manufacturers Life
Age: 48                                                  Insurance Company (U.S.A.), August 1998 to December
                                  (since 2003)           2000.

** Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.

 MANUFACTURERS INVESTMENT TRUST
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED

TRUSTEES AFFILIATED WITH THE TRUST AND OFFICERS OF THE TRUST,
CONTINUED

                                 POSITION WITH                            PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE              THE TRUST                             DURING PAST FIVE YEARS
---------------------        ----------------------      ------------------------------------------------------
Marc Costantini                    Treasurer             Senior Vice President and Chief Financial
500 Boylston Street,                                     Officer, Wealth Management, The
Suite 400,                        (since 2004)           Manufacturers Life Insurance Company
Boson MA, 02116                                          (U.S.A.), January 2004 to present.
Age: 35                                                  General Manager, Managed Accounts, The
                                                         Manufacturers Life Insurance Company (U.S.A.) and
                                                         other positions at Manulife Financial, prior to
                                                         January 2004.

Andrew Corselli                    Secretary             Vice President and Senior Counsel, U.S. Operations
73 Tremont Street                                        Law Department, Manulife Financial, March 2001 to
Boston, MA 02108                  (since 2002)           present; The Prudential Insurance Company of
Age: 57                                                  America, Assistant General Counsel & Chief of
                                                         Litigation, June 1988 to June 2000.



# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029 or on the Securities and Exchange Commission ("SEC") Internet site at http://www.sec.gov.

PROXY VOTING POLICY. From time to time, mutual funds are required to vote proxies related to the securities held by the Portfolios. Each of the Manufacturers Investment Trust Portfolios vote proxies according to the Trust's proxy voting policies and procedures approved by the Board of Trustees. A description of the Trust's proxy voting policies and procedures and the proxy results for the period July 1, 2003 to June 30, 2004 are available without charge, upon request, by calling 1-800-344-1029 or on the SEC Internet website at http://www.sec.gov.

MANUFACTURERS INVESTMENT TRUST
RESULTS OF THE SPECIAL MEETINGS OF SHAREHOLDERS

   On April 30, 2004, a Special Meeting of Shareholders of Manufacturers Investment Trust (the "Trust") was held iat 73 Tremont Street, Boston, MA at 10 a.m. E.S.T. for the purpose of considering and voting upon:

Proposal 1  Approval of Agreement and Plan of Reorganization
            providing for the acquisition of all of the assets, subject to all of the liabilities, of (1) the Balanced Trust (a "Transferor Portfolio") by and in exchange for the shares of the Income & Value Trust (an "Acquiring Portfolio") and (2) the Quantitative Equity Trust (each a "Transferor Portfolio") by and in exchange for shares of the U.S. Large Cap Trust (an "Acquiring Portfolio"). (Only Shareholders of the Balanced Trust and the Quantitative Equity Trust voted on Proposal 1.)

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:

                                                    SHARES
       PORTFOLIO                    FOR             AGAINST       ABSTAINED
-------------------------        ----------         -------       ---------
  Proposal 1
Balanced Trust                   10,893,440         525,985         891,543
Quantitative Equity Trust        16,088,903         469,833       1,265,957

ITEM 2. CODE OF ETHICS.

      (a) Not Applicable

      (b) Not Applicable

      (c) Not Applicable

      (d) Not Applicable

      (e) Not Applicable

      (f)(1) See Item 11(A)(1)

      (f)(2) Not Applicable

      (f)(3) The Registrant will provide a copy of the MFC Code of Business Conduct to any person without charge, upon request by calling the following toll free number (800) 344-1029.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Not Applicable

      (b) Not Applicable

      (c) Not Applicable

      (d) Not Applicable

      (e) Not Applicable

      (f) Not Applicable

      (g) Not Applicable

      (h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS  N/A

ITEM 6.  Filed under Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES. N/A

ITEM 9. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

      The Nominating Committee of Manufacturers Investment Trust (the "Trust") will consider candidates recommended by Trust shareholders or contractowners investing in the Trust through insurance company separate accounts. Such candidates will be considered in the same manner as other candidates. Names of candidates recommended by shareholders/contractowners may be submitted to the Secretary of the Trust along with relevant biographical information. The Secretary of the Trust will then forward such recommendations to the Nominating Committee.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

            Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR.

            Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

            (a) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

            (b) information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

      (b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these internal controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

(A) (1) INCORPORATED BY REFERENCE TO EXHIBIT 11(A) OF THE REGISTRANT'S FORM N-CSR FOR THE PERIOD ENDED DECEMBER 31, 2003 FILED ON MARCH 4, 2004.

(A)(2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JAMES D. GALLAGHER, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND GORDON SHONE, VICE PRESIDENT & CHIEF FINANCIAL OFFICER

(A)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JAMES D. GALLAGHER, PRESIDENT (CHIEF EXECUTIVE OFFICER) AND GORDON M. SHONE, VICE PRESIDENT & CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANUFACTURERS INVESTMENT TRUST

By /S/ JAMES D. GALLAGHER
President (Chief Executive Officer)
Date September 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ JAMES D. GALLAGHER
President (Chief Executive Officer)
Date September 10, 2004

By /S/ GORDON M. SHONE
Vice President & Chief Financial Officer
Date September 10, 2004